UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2023 through August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report
J.P. Morgan Municipal Bond Funds
August 31, 2023  (Unaudited)
JPMorgan California Tax Free Bond Fund
JPMorgan National Municipal Income Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
October 19, 2023 (Unaudited)
Dear Shareholder,
The U.S. economy has continued to expand this year as financial markets have largely generated positive returns even as the U.S. Federal Reserve (the “Fed”) sought to further reduce inflation by raising interest rates. For the six months ended August 31, 2023, equities markets largely outperformed fixed income markets and the U.S. markets led developed market returns, which generally outperformed emerging markets.
“A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties.” — Brian S. Shlissel
While inflation in the U.S. had seemingly subsided since the beginning of 2023, pressures raised by geopolitical events have contributed to elevated global prices, particularly for energy  and food. The Fed responded to economic conditions this year by continuing to raise interest rates at its meetings in February, March and  May but then took a pause from an additional increase at its June 2023 meeting. The Fed then raised the benchmark fed funds discount rate by a quarter of a percentage point in July to 5.50%, then held steady in September.
Higher interest rates in the U.S. have been accompanied by slower economic growth, as gross domestic product edged downward to 2.1% in the second quarter of 2023 from 2.2% in the first quarter. However, estimates on certain key U.S. economic data this year have been revised upward and a surge in consumer spending and factory output during the summer has brightened the outlook for third quarter growth. Corporate earnings have generally remained strong and the U.S. unemployment rate has remained historically low, although it rose to 3.8% in August from 3.4% in March 2023.
The outlook for the U.S. economy appears brighter than many economists had forecasted at the beginning of the year, as some have prognosticated that the Fed appears to be at, or near, the end of its monetary tightening cycle. Notably, the Fed, the European Central Bank and the Bank of England, as well as certain other developed market central banks, have generally articulated a “higher-for-longer” policy stance, indicating they may not raise interest rates much further but they also do not currently expect to lower rates anytime soon.
Meanwhile, geopolitical events have sharply raised investor uncertainty. Conflicts in the Middle East may have unforeseen impacts on the global economy, while the war in Ukraine has been ongoing for more than 600 days with no clear end in sight.
A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that meet their financial goals.
Sincerely,

Brian S. Shlissel
President - J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

August 31, 2023	J.P. Morgan Municipal Bond Funds	1

J.P. Morgan Municipal Bond Funds
MARKET OVERVIEW
SIX MONTHS ENDED August 31, 2023 (Unaudited)
While global bond markets largely generated positive returns for the six-month period, fixed-income investments generally underperformed equity amid rising interest rates and continued economic expansion. Within bond markets, difference between yields on U.S. Treasury bonds and other fixed income securities narrowed.
For the six months ended August 31, 2023, the Bloomberg U.S. Aggregate Index returned 0.95%, the Bloomberg U.S. High Yield Index returned 4.54% and the Bloomberg Emerging Markets Debt Index returned 2.34%.
Leading central banks continued to raise interest rates throughout the period as inflation remained elevated across most developed market economies. However, data showed inflation in the U.S. receding faster than most economists had expected in the first half of 2023, and spending by both consumers and businesses generally remained buoyant during the period. Aggregate corporate earnings were generally better than analysts expected.
Within fixed income markets, the positive economic data and expectation for further interest rate increases led to higher bond yields during the period, particularly for sovereign debt. By the end of August 2023, government bond yields in developed markets generally reached their highest levels since 2007. Broadly, high yield bonds (also known as junk bonds) outperformed investment grade bonds and lower-rated investment grade bonds generally outperformed higher quality bonds. While U.S. municipal bonds largely provided positive returns for the entire period, the performance was generally flat for the second half of the period.
The period was bracketed by events that increased financial market volatility. In March 2023, the financials sector was roiled by the failures of Silicon Valley Bank and First Republic Bank in the U.S., and Credit Suisse Group AG in Switzerland. However, in each case government regulators moved to prevent further contagion within the banking industry. In early August 2023, Fitch Ratings Inc. downgraded U.S. sovereign debt, citing rising government spending and political uncertainty surrounding the ability of Congress to lift the U.S. debt ceiling.

2	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan California Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	0.78%
Bloomberg LB California 1–17 Year Muni Index	1.00%
Net Assets as of 8/31/2023 (In Thousands)	$292,765
Duration as of 8/31/2023	4.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class I Shares underperformed the Bloomberg LB California 1-17 Year Muni Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s exposures to longer duration bonds in the state general obligation, education and water & sewer sectors were leading detractors from performance. The Fund’s exposure to bonds rated AA also detracted from relative performance.
The Fund’s overweight positions in the transportation, electric and hospitals sectors, and its overweight position in bonds rated single-A were leading contributors to performance relative to the Benchmark.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the portfolio managers preferred essential service sectors, including water & sewer. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	21.3%
AA	62.3
A	12.5
BBB	1.9
NR	2.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge **		(3.11)%	(2.20)%	0.06%	1.43%
Without Sales Charge		0.71	1.64	0.83	1.82
CLASS C SHARES	February 19, 2005
With CDSC ***		(0.54)	0.15	0.33	1.42
Without CDSC		0.46	1.15	0.33	1.42
CLASS I SHARES	December 23, 1996	0.78	1.69	0.92	1.92
CLASS R6 SHARES	October 1, 2018	0.83	1.79	1.02	1.97

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan California Tax Free Bond Fund and the Bloomberg LB California 1-17 Year Muni Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The
Bloomberg LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan National Municipal Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	0.50%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index	0.89%
Net Assets as of 8/31/2023 (In Thousands)	$3,400,779
Duration as of 8/31/2023	5.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan National Municipal Income Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class I Shares underperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s underweight positions in the leasing, pre-refunded and transportation bond sectors were leading detractors from performance. The Fund’s underweight positions in California and New York state bonds also detracted from relative performance.
The Fund’s overweight positions in 0-to-1 year and 10-plus year maturities were leading contributors to performance relative to the Benchmark. The Fund’s underweight position in state general obligation bonds, its overweight positions in industrial development revenue/pollution control revenue bonds and in  bonds rated BBB also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	9.7%
AA	42.7
A	31.6
BBB	8.3
BB	0.9
B	0.2
CCC	0.8
NR	5.8

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	5

JPMorgan National Municipal Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
With Sales Charge **		(3.26)%	(2.85)%	0.18%	1.26%
Without Sales Charge		0.46	0.95	0.95	1.65
CLASS C SHARES	December 31, 2003
With CDSC ***		(0.90)	(0.68)	0.40	1.16
Without CDSC		0.10	0.32	0.40	1.16
CLASS I SHARES	September 10, 2001	0.50	1.13	1.19	1.91
CLASS R6 SHARES	November 6, 2017	0.55	1.23	1.31	1.97

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan National Municipal Income Fund and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal
Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan New York Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	0.81%
Bloomberg New York Intermediate (1–17 Year) Maturities Index	0.96%
Net Assets as of 8/31/2023 (In Thousands)	$376,988
Duration as of 8/31/2023	4.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class A Shares underperformed the Bloomberg New York Intermediate (1-17 year) Maturities Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s exposures to the water & sewer, transportation and leasing sectors, which generally had longer relative durations, were leading detractors from performance. Generally,  bonds of longer duration will experience a greater decline in price compared with shorter duration bonds when interest rates rise. The Fund’s exposure to bonds rated BBB also detracted from relative performance.
The Fund’s overweight positions in the local general obligation, electric and industrial development revenue/pollution control revenue bond sectors were leading contributors to performance relative to the Benchmark. The Fund’s exposures to shorter duration bonds in the education sector and in bonds rated AAA also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York State municipal bond market.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	19.5%
AA	64.0
A	8.5
BBB	6.9
NR	1.1

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	7

JPMorgan New York Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
With Sales Charge **		(2.99)%	(2.15)%	0.26%	1.17%
Without Sales Charge		0.81	1.68	1.03	1.55
CLASS C SHARES	January 31, 2003
With CDSC ***		(0.44)	0.16	0.52	1.09
Without CDSC		0.56	1.16	0.52	1.09
CLASS I SHARES	September 10, 2001	0.86	1.64	1.25	1.79
CLASS R6 SHARES	October 1, 2018	0.91	1.90	1.35	1.84

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan New York Tax Free Bond Fund and the Bloomberg New York Intermediate (1–17 Year) Maturities Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg New York Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg New York Intermediate (1–17 Year)
Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $10,000 minimum initial investment and carry a 3.75% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan Short-Intermediate Municipal Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	0.80%
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index	1.05%
Net Assets as of 8/31/2023 (In Thousands)	$975,658
Duration as of 8/31/2023	3.1 Years
INVESTMENT OBJECTIVE**
The JPMorgan Short-Intermediate Municipal Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund underperformed the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s overweight position in local general obligation bonds and its underweight position in state general obligation bonds were leading detractors from performance. The Fund’s underweight position in pre-refunded bonds and its overweight position in Pennsylvania state bonds also detracted from relative performance.
The Fund’s overweight allocations to the 0-to-1 year and 6-plus year maturities were leading contributors to performance relative to the Benchmark. The Fund’s underweight position in both the electric sector and the water & sewer sector, and the Fund’s overweight allocations to bonds rated single-A and BBB also contributed to relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund employed a bottom-up, security selection-based investment approach. The Fund’s portfolio managers sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk while maintaining the Fund’s bias toward higher quality issuances.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	7.8%
AA	54.1
A	28.3
BBB	7.1
BB	0.4
NR	2.3

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	9

JPMorgan Short-Intermediate Municipal Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 4, 1998
With Sales Charge **		(1.47)%	(1.30)%	0.13%	0.52%
Without Sales Charge		0.80	0.96	0.58	0.75
CLASS C SHARES	November 1, 2001
With CDSC ***		(0.46)	(0.46)	0.08	0.36
Without CDSC		0.54	0.54	0.08	0.36
CLASS I SHARES	June 19, 2009	1.02	1.50	1.05	1.22
CLASS R6 SHARES	October 1, 2018	0.94	1.45	1.08	1.23

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1–5.999 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $1,000 minimum initial investment and carry a 2.25% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	0.82%
Bloomberg U.S. Municipal Index	1.04%
Net Assets as of 8/31/2023 (In Thousands)	$758,979
Duration as of 8/31/2023	9.0 Years
INVESTMENT OBJECTIVE**
The JPMorgan Tax Free Bond Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund underperformed the Bloomberg US Municipal Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s underweight position in the transportation sector and its overweight position in the education sector were leading detractors from performance. The Fund’s underweight allocation to pre-refunded bonds, its overweight allocation to Colorado bonds and its underweight allocation to California bonds also detracted from relative performance.
The Fund’s overweight allocations to 0-to-1 year and 10-plus year maturities were leading contributors to performance relative to the Benchmark. The Fund’s overweight allocation to industrial development revenue/pollution control revenue bonds and its underweight allocation to state general obligation bonds also contributed to relative performance. The Fund’s overweight allocations to bonds rated single-A and BBB also helped relative performance.
HOW WAS THE FUND POSITIONED?
The Fund continued to employ a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	20.9%
AA	37.6
A	22.5
BBB	11.5
BB	1.6
CCC	0.3
NR	5.6

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	11

JPMorgan Tax Free Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 1988
With Sales Charge **		(2.99)%	(3.47)%	(0.21)%	1.94%
Without Sales Charge		0.82	0.33	0.56	2.33
CLASS C SHARES	July 1, 2008
With CDSC ***		(0.46)	(1.24)	(0.02)	1.82
Without CDSC		0.54	(0.24)	(0.02)	1.82
CLASS I SHARES	February 1, 1995	0.94	0.65	0.78	2.53
CLASS R6 SHARES	October 1, 2018	0.96	0.61	0.82	2.55

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg U.S. Municipal Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan Ultra-Short Municipal Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	1.58%
Bloomberg 1 Year Municipal Bond Index	1.48%
Net Assets as of 8/31/2023 (In Thousands)	$1,891,342
Duration as of 8/31/2023	0.7 Years
INVESTMENT OBJECTIVE**
The JPMorgan Ultra-Short Municipal Fund (the “Fund”) seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund outperformed the Bloomberg 1 Year Municipal Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter duration was a leading contributor to performance. Generally, bonds of shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise. The Fund’s overweight allocations to bonds rated single-A and BBB, and the Fund’s out-of-Benchmark position in variable rate demand notes also contributed to relative performance.
The Fund’s underweight allocation to the transportation sector and its longer duration in Illinois bonds were leading detractors from performance relative to the Benchmark.
HOW WAS THE FUND POSITIONED?
During the period, the Fund sought to maintain an average weighted maturity of two years or less, and the Fund’s investment adviser used a risk/reward analysis to identify investments that it believed would perform well over market cycles.
CREDIT QUALITY ALLOCATIONS AS OF AUGUST 31, 2023	PERCENT OF TOTAL INVESTMENTS
AAA	15.1%
AA	31.1
A	28.1
BBB	6.7
NR	19.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Municipal Bond Funds	13

JPMorgan Ultra-Short Municipal Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES **	May 31, 2016	1.43%	2.20%	0.74%	0.71%
CLASS I SHARES	May 31, 2016	1.58	2.44	0.92	0.92

*	Not annualized.
**
Performance of Class A Shares reflects no initial sales charge. Prior to September 15, 2020, the maximum initial sales charge applicable to
Class A Shares was 2.25%, which is not reflected in the performance shown in the table above.

LIFE OF FUND PERFORMANCE (5/31/16 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The Fund commenced operations on May 31, 2016.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Ultra-Short Municipal Fund and the Bloomberg 1 Year Municipal Bond Index from May 31, 2016 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Bloomberg 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Class I Shares have a $1,000,000 minimum initial investment.
Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—95.9% (a)
California—95.9%
Education—7.7%
California Educational Facilities Authority
Series U-4, Rev., 5.00%, 6/1/2043	2,000	2,281
Series U-6, Rev., 5.00%, 5/1/2045	1,500	1,708
California Educational Facilities Authority, Art Centre College of Design
Series 2022A, Rev., 5.00%, 12/1/2028	210	222
Series 2022A, Rev., 5.00%, 12/1/2031	450	485
Series 2022A, Rev., 5.00%, 12/1/2032	275	295
California Educational Facilities Authority, Stanford University
Series U-2, Rev., 5.00%, 10/1/2032	1,500	1,782
Series T-1, Rev., 5.00%, 3/15/2039	1,535	1,765
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2027 (b)	315	300
Series 2022A, Rev., 4.00%, 6/1/2031 (b)	1,250	1,129
California School Finance Authority, Green Dot Public Schools Project, Series 2022A, Rev., 5.00%, 8/1/2032 (b)	350	360
California State University, Series 2023A, Rev., 5.00%, 11/1/2044	2,660	2,924
University of California
Series 2014AM, Rev., 5.00%, 5/15/2028	1,500	1,520
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,209
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,577
Series 2023BN, Rev., 5.00%, 5/15/2042	3,000	3,357
University of California, Limited Project, Series 2018O, Rev., 5.00%, 5/15/2034	1,500	1,634
		22,548
General Obligation—26.9%
Allan Hancock Joint Community College District, GO, 5.00%, 8/1/2030	1,250	1,266
Chaffey Joint Union High School District
Series F, GO, Zero Coupon, 2/1/2033	230	162
Series F, GO, Zero Coupon, 2/1/2034	545	367
City and County of San Francisco, California General Obligation, Earthquake Safety and Emergency Response, Series 2018C, GO, 4.00%, 6/15/2029	2,500	2,516
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure
Series 2019A-1, GO, 5.00%, 9/1/2036	1,500	1,645
Series 2019A-1, GO, 5.00%, 9/1/2038	2,710	2,937
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
Coast Community College District, Election of 2002, Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,571
East Side Union High School District, GO, NATL - RE, 5.25%, 2/1/2026	2,000	2,064
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,403
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	814
Evergreen School District, Series 2009B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,859
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018, Series C, GO, 4.00%, 8/1/2045	1,235	1,211
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,680
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	373
GO, Zero Coupon, 7/1/2032	880	627
Murrieta Valley Unified School District, GO, AGM, Zero Coupon, 9/1/2024	1,000	967
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,741
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	954
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,631
San Diego Community College District, Election of 2002, GO, Zero Coupon, 8/1/2035	1,500	965
San Diego Unified School District, Election of 1998
Series C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,049
Series G-1, GO, AGM, 5.25%, 7/1/2028	2,115	2,351
San Diego Unified School District, Election of 1998, Series G-1, GO, AGM, 5.25%, 7/1/2028 (c)	385	426
San Francisco Unified School District, GO, 5.00%, 6/15/2031	2,000	2,277
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	653
Series C, GO, 4.00%, 9/1/2043	1,500	1,493
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,297
San Mateo County Community College District, Election of 2001, Series 2005B, GO, NATL - RE, Zero Coupon, 9/1/2027	1,130	994
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	998
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	15

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,642
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	674
San Mateo County Community College District, Election of 2014, Series 2018B, GO, 5.00%, 9/1/2033	1,000	1,104
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,613
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	874
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,511
State of California, School Facilities, GO, 4.00%, 9/1/2032	2,000	2,045
State of California, Various Purpose
GO, 5.00%, 8/1/2027	2,000	2,154
GO, 5.00%, 12/1/2029	2,000	2,008
Series C, GO, 5.00%, 8/1/2030	2,000	2,145
GO, 5.00%, 8/1/2031	1,500	1,538
GO, 5.00%, 10/1/2032	3,000	3,057
GO, 5.00%, 8/1/2033	1,000	1,050
GO, 4.00%, 10/1/2035	2,520	2,634
GO, 4.00%, 3/1/2036	2,000	2,065
GO, 5.00%, 4/1/2036	1,000	1,097
GO, 5.00%, 11/1/2037	2,000	2,262
GO, 4.00%, 10/1/2041	6,000	6,024
GO, 5.00%, 10/1/2042	1,000	1,072
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005B, GO, AGM, Zero Coupon, 9/1/2029	2,500	2,010
		78,870
Hospital—7.4%
Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,000
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,400
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,171
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	260
Rev., 5.00%, 11/15/2032	400	415
Series A, Rev., 5.00%, 8/15/2033	3,500	3,691
INVESTMENTS	Principal Amount ($000)	Value ($000)

Hospital — continued
Series B, Rev., 5.00%, 8/15/2035	1,500	1,574
California Health Facilities Financing Authority, Kaiser Permanente, Series A-1, Rev., 5.00%, 11/1/2027	1,995	2,168
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	588
Series 2014A, Rev., 5.00%, 8/15/2028	850	862
Series 2014A, Rev., 5.00%, 8/15/2030	655	664
Series A, Rev., 5.00%, 8/15/2030	1,000	1,046
California Health Facilities Financing Authority, Stanford Health Clinic, Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,292
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	518
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,599
Regents of the University of California, Medical Center Pooled, Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,363
		21,611
Industrial Development Revenue/Pollution Control Revenue—0.5%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,462
Other Revenue—7.4%
California Community Choice Financing Authority
Series 2022A-1, Rev., 4.00%, 8/1/2025	500	500
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	998
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,189
California State Public Works Board
Series F, Rev., 5.00%, 5/1/2028	1,500	1,547
Series F, Rev., 5.00%, 5/1/2030	1,000	1,031
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project, Rev., 4.00%, 11/1/2029	140	146
Contra Costa County Transportation Authority, Sales Tax, Series 2015A, Rev., 5.00%, 3/1/2032	2,000	2,059
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments, Series 2022B, Rev., 5.00%, 9/1/2037 (b)	400	389
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2017A-1, Rev., 5.00%, 6/1/2024 (c)	2,500	2,534
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Los Angeles County Metropolitan Transportation Authority Sales Tax, Series 2021A, Rev., 5.00%, 7/1/2045	1,000	1,092
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax, Series 2020A, Rev., 4.00%, 6/1/2035	1,500	1,574
Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax, Series 2019B, Rev., 5.00%, 7/1/2035	2,000	2,194
Los Angeles County Public Works Financing Authority, Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,689
Midpeninsula Regional Open Space District, Promissory Notes, 2004 Project Lease
Series NTS2015, Rev., 5.00%, 9/1/2030	500	520
Series NTS2015, Rev., 5.00%, 9/1/2031	270	281
Pasadena Public Financing Authority, Rose Bowl Renovation Project, Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	782
Riverside Public Financing Authority, Main Library Project, Series 2019B, Rev., 5.00%, 11/1/2034	450	492
San Diego Regional Building Authority, County Operations Center, Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,479
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series 1994A, Rev., NATL - RE, 6.25%, 7/1/2024 (c)	170	174
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series 1994A, Rev., NATL - RE, 6.25%, 7/1/2024	172	176
		21,846
Prerefunded—5.7%
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (c)	2,650	2,766
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series 2014A, Rev., 5.00%, 10/1/2023 (c)	1,000	1,001
Campbell Union High School District, GO, 5.00%, 8/1/2024 (c)	1,700	1,730
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (c)	2,370	2,512
Los Angeles Community College District, Series 2015A, GO, 5.00%, 8/1/2024 (c)	1,500	1,526
San Jose Unified School District, Election of 2012, Tax-ExemptSeries C, GO, 5.00%, 8/1/2024 (c)	2,460	2,503
San Mateo Union High School District, Election of 2006, Series 2013A, GO, 5.00%, 9/1/2023 (c)	1,005	1,005
INVESTMENTS	Principal Amount ($000)	Value ($000)

Prerefunded — continued
Silicon Valley Clean Water, Wastewater, Rev., 5.00%, 2/1/2024 (c)	790	796
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (c)	2,600	2,768
		16,607
Transportation—15.3%
California Infrastructure and Economic Development Bank, Academy Of Motion Picture
Series 2023A, Rev., 5.00%, 11/1/2024 (d)	275	281
Series 2023A, Rev., 5.00%, 11/1/2034 (d)	1,000	1,160
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,815
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2026	250	253
Series 2014B, Rev., 5.00%, 5/15/2027	225	227
Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,050
Series A, Rev., AMT, 5.00%, 5/15/2033	500	526
Series 2019A, Rev., 5.00%, 5/15/2036	750	823
Series 2019A, Rev., 5.00%, 5/15/2039	1,425	1,531
City of Los Angeles Department of Airports
Series 2022C, Rev., AMT, 5.00%, 5/15/2031	500	548
Series 2022C, Rev., AMT, 5.00%, 5/15/2032	500	553
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,182
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,751
City of Los Angeles Department of Airports, International Airport Senior
Series 2018B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,103
Series D, Rev., AMT, 5.00%, 5/15/2030	2,000	2,041
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2018A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,561
Series C, Rev., 5.00%, 5/15/2031	1,250	1,296
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,311
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (c)	1,795	1,666
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,172
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,622
Series 2014A, Rev., AMT, 5.00%, 8/1/2027	1,625	1,644
Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,517
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	17

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Riverside County Transportation Commission, Senior Lien, Series 2021B-1, Rev., 4.00%, 6/1/2037	1,250	1,231
San Diego County Regional Airport Authority, Subordinate Airport
Series B, Rev., AMT, 5.00%, 7/1/2034	755	785
Series A, Rev., 5.00%, 7/1/2035	1,000	1,064
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,043
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,138
Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,063
Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,573
Series 2020A, Rev., AMT, 5.00%, 5/1/2037	545	576
San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC, Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	1,811
		44,917
Utility—5.7%
Los Angeles Department of Water and Power, Power System
Series 2014C, Rev., 5.00%, 7/1/2027	1,500	1,522
Series 2018D, Rev., 5.00%, 7/1/2031	1,100	1,210
Series 2019A, Rev., 5.00%, 7/1/2036	1,825	1,991
Series 2019C, Rev., 5.00%, 7/1/2036	2,715	2,983
Series 2022C, Rev., 5.00%, 7/1/2038	2,410	2,728
Series 2020B, Rev., 5.00%, 7/1/2039	2,000	2,207
Northern California Power Agency, Hydroelectric Project, Series 2022A, Rev., 5.00%, 7/1/2028	1,500	1,648
Sacramento Municipal Utility District, Series 2023K, Rev., 5.00%, 8/15/2041	1,200	1,344
Southern California Public Power Authority, Apex Power Project, Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,015
		16,648
Water & Sewer—19.3%
Alameda County Water District Financing Authority, California Water System, Rev., 5.00%, 6/1/2033	1,565	1,831
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	3,000	3,024
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (b)	2,105	2,196
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,080
City of Los Angeles, Wastewater System
Series A, Rev., 5.00%, 6/1/2028	1,825	1,888
Series B, Rev., 5.00%, 6/1/2033	1,500	1,547
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,097
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,634
City of San Francisco, Public Utilities Commission Water
Series D, Rev., 5.00%, 11/1/2034	2,710	2,934
Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,675
Series 2023AB, Subseries A, Rev., 5.00%, 11/1/2041	1,850	2,089
City of Santa Rosa, Wastewater, Series 2002B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,500
East Bay Municipal Utility District, Water System
Series 2022B-1, Rev., 5.00%, 6/1/2034	1,500	1,763
Series 2019A, Rev., 5.00%, 6/1/2038	1,595	1,739
Eastern Municipal Water District Financing Authority, Water and Wastewater System, Series 2016B, Rev., 5.00%, 7/1/2033	2,885	3,049
Metropolitan Water District of Southern California, Series 2020C, Rev., 5.00%, 7/1/2040	1,500	1,645
Metropolitan Water District of Southern California, Waterworks
Series 2022A, Rev., 5.00%, 10/1/2029	1,250	1,407
Series 2019A, Rev., 5.00%, 7/1/2038	2,500	2,708
Series 2022B, Rev., 5.00%, 7/1/2039	1,250	1,404
San Diego Public Facilities Financing Authority, Series 2023A, Rev., 5.00%, 8/1/2042	1,180	1,315
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026	1,075	1,140
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,810
Santa Clara Valley Water District, Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,850
Santa Clara Valley Water District, Water System, Series A, Rev., 5.00%, 6/1/2030	1,600	1,670
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2030	1,050	1,089
Rev., 5.00%, 8/1/2031	1,420	1,474
Rev., 5.00%, 8/1/2032	2,410	2,500
Rev., 5.00%, 8/1/2038	1,250	1,338
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,337
State of California Department of Water Resources, Central Valley Project, Water System, Series BA, Rev., 5.00%, 12/1/2033	1,500	1,682
		56,415
Total California		280,924
Total Municipal Bonds (Cost $284,859)		280,924
	Shares (000)
Short-Term Investments—4.4%
Investment Companies—4.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (e) (f)(Cost $12,759)	12,759	12,760
Total Investments—100.3% (Cost $297,618)		293,684
Liabilities in Excess of Other Assets—(0.3)%		(919)
Net Assets—100.0%		292,765

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BA	Canadian Bankers' Acceptance Rate
CR	Custodial Receipts
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security is prerefunded or escrowed to maturity.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	19

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.2% (a)
Alabama — 4.4%
Alabama Community College System, Special Fee, Board of Trustees Rev., AGM, 4.00%, 9/1/2031	345	351
Alabama Federal Aid Highway Finance Authority Series B, Rev., 5.00%, 9/1/2023 (b)	30	30
Birmingham Airport Authority
Rev., 5.00%, 7/1/2031	175	194
Rev., 5.00%, 7/1/2032	150	166
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	8,455	8,219
Series 2022E, Rev., 5.00%, 6/1/2028 (c)	13,050	13,386
Series 2022C-1, Rev., 5.25%, 6/1/2029 (c)	5,000	5,184
Series 2022C-1, Rev., 5.25%, 6/1/2029	2,760	2,871
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	18,140	17,414
City of Birmingham, Warrant
Series 2018B, GO, 4.00%, 12/1/2032	570	584
Series 2018B, GO, 4.00%, 12/1/2033	375	382
Series 2018B, GO, 4.00%, 12/1/2034	510	519
Series 2018B, GO, 4.00%, 12/1/2035	500	505
City of Huntsville, Warrants Series 2018-A, GO, 5.00%, 5/1/2033	70	75
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	324
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250	1,283
Montgomery County Public Building Authority, Facilities Project
Rev., 5.00%, 3/1/2024 (b)	3,910	3,940
Rev., 5.00%, 3/1/2026	1,735	1,747
Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	51
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	34,000	33,901
Series 2018A, Rev., 5.00%, 4/1/2024	20,845	20,932
Southeast Energy Authority A Cooperative District, Project No. 1 Series 2021A, Rev., 4.00%, 10/1/2028 (c)	1,000	971
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	22,135	21,092
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alabama — continued
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	14,065	14,346
UAB Medicine Finance Authority Series 2019B, Rev., 5.00%, 9/1/2035	55	59
Total Alabama		148,526
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2019B, Rev., 5.00%, 6/1/2026	20	21
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2026	2,185	2,259
Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,524
Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,621
Municipality of Anchorage Series 2018C, GO, 5.00%, 9/1/2028	1,675	1,829
Total Alaska		7,254
Arizona — 1.9%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/2031	25	26
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031 (d)	265	227
Series 2021A, Rev., 4.00%, 12/15/2051 (d)	250	180
Arizona Industrial Development Authority, Children's National Medical Center
Series 2020A, Rev., 4.00%, 9/1/2035	200	200
Series 2020A, Rev., 4.00%, 9/1/2036	355	349
Series 2020A, Rev., 4.00%, 9/1/2037	820	784
Series 2020A, Rev., 4.00%, 9/1/2039	810	760
Series 2020A, Rev., 4.00%, 9/1/2046	2,750	2,428
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2027 (d)	120	116
Series 2021A, Rev., 4.00%, 7/15/2028 (d)	200	192
Series 2021A, Rev., 4.00%, 7/15/2031 (d)	215	201
Series 2021A, Rev., 4.00%, 7/15/2032 (d)	225	208
Series 2021A, Rev., 4.00%, 7/15/2033 (d)	180	165
Series 2021A, Rev., 4.00%, 7/15/2034 (d)	200	181
Series 2021A, Rev., 4.00%, 7/15/2035 (d)	250	222
Series 2021A, Rev., 4.00%, 7/15/2037 (d)	270	229
Series 2021A, Rev., 4.00%, 7/15/2041 (d)	135	108
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2033	1,435	1,550
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,667
Series 2022A, Rev., 5.00%, 11/1/2035	1,875	1,995
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,869
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,437
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,683
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,709
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,622
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,279
Series 2019A, Rev., 5.00%, 1/1/2029	660	546
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	2,951
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,014
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	2,997
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,060
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,296
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	1,645
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,290
Series 2019A, Rev., 5.00%, 1/1/2037	500	343
Series 2019A, Rev., 5.00%, 1/1/2038	500	342
Series 2019A, Rev., 4.25%, 1/1/2039	545	336
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	799
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,135
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2033	320	336
Series 2021A, Rev., 4.00%, 7/1/2035	360	344
Series 2021A, Rev., 4.00%, 7/1/2036	155	146
Arizona Industrial Development Authority, Pebble Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (d)	250	238
Series 2020A, Rev., 5.00%, 7/15/2040 (d)	415	397
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (d)	1,100	1,059
Arizona State University
Series 2017B, Rev., 5.00%, 7/1/2034	920	977
Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,058
Series 2016B, Rev., 5.00%, 7/1/2042	30	31
City of Mesa, Utility System
Series 2019A, Rev., 5.00%, 7/1/2029	40	44
Rev., 4.00%, 7/1/2031	50	51
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Series 2019A, Rev., 5.00%, 7/1/2031	25	28
Series 2019A, Rev., 5.00%, 7/1/2033	25	28
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	190	202
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2020B, Rev., 5.00%, 7/1/2040	70	76
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Rev., AMT, 5.00%, 7/1/2037	1,000	1,037
City of Yuma, Arizona Utility System Rev., 4.00%, 7/1/2038	85	85
County of Pinal Rev., 4.00%, 8/1/2037	75	75
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	727
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,354
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	4,000	3,930
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Series 2013A, Rev., 5.25%, 8/1/2033	1,000	1,000
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,650	1,591
Maricopa County Industrial Development Authority, HonorHealth
Series 2021A, Rev., 5.00%, 9/1/2024	90	91
Series 2019A, Rev., 5.00%, 9/1/2033	500	532
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,063
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,055
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (d)	125	124
Rev., 5.13%, 10/1/2030 (d)	215	214
Maricopa County Industrial Development Authority, Valley Christian Schools Project
Series 2023A, Rev., 5.25%, 7/1/2033 (d)	165	163
Series 2023A, Rev., 6.00%, 7/1/2043 (d)	940	928
Maricopa County Special Health Care District, Integrated Health Services
Series 2018C, GO, 5.00%, 7/1/2031	25	27
Series 2018C, GO, 5.00%, 7/1/2033	25	27
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	21

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016 Series 2017B, GO, 5.00%, 7/1/2031	25	27
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 5.00%, 7/1/2028	225	236
GO, 5.00%, 7/1/2029	500	524
Maricopa County Union High School District No. 216 Agua Fria, School Improvement GO, 4.00%, 7/1/2034	50	52
Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016 Series 2017A, GO, 4.00%, 7/1/2030	30	31
Pima County Community College District
Rev., 5.00%, 7/1/2030	60	65
Rev., 5.00%, 7/1/2034	50	54
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,015
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,647
University of Arizona (The) Rev., 5.00%, 6/1/2026	10	10
University of Arizona (The), Stimulus Plan for Economic and Educational Development Series 2020A, Rev., 5.00%, 8/1/2036	85	93
Total Arizona		63,933
Arkansas — 0.0% ^
County of Pulaski Rev., 4.25%, 3/1/2048	250	237
State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	25	25
University of Arkansas, Various Facility Fayetteville Campus Series A, Rev., 4.50%, 11/1/2024 (b)	45	46
Total Arkansas		308
California — 8.6%
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, Rev., 5.25%, 12/1/2025	75	75
Series 2013A, Rev., 5.25%, 12/1/2027	50	50
Anaheim Public Financing Authority, Public Improvement Project Series 1997C, Rev., AGM, Zero Coupon, 3/1/2037 (b)	30	18
Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	9,410
Bay Area Toll Authority, Toll Bridge Series 2019S-H, Rev., 5.00%, 4/1/2029 (b)	50	56
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Beverly Hills Unified School District, Election of 2008 GO, 5.00%, 8/1/2026	30	31
Brentwood Union School District, Election of 2016 GO, 5.00%, 8/1/2031	20	21
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	39,435	38,577
California Community Choice Financing Authority, Green Bond Series 2022A-1, Rev., 4.00%, 8/1/2028 (c)	2,935	2,895
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (d)	2,955	2,356
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2024	350	354
Series 2020A, Rev., 5.00%, 6/1/2027	400	419
Series 2020A, Rev., 5.00%, 6/1/2033	300	326
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, Rev., 4.00%, 1/1/2026 (b)	3,000	3,062
Series 2015A, Rev., 5.00%, 1/1/2026 (b)	6,515	6,795
California Educational Facilities Authority, Santa Clara University Series 2017B, Rev., 5.00%, 4/1/2035	80	85
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Series 2022A, Rev., 4.00%, 6/1/2031 (d)	1,000	903
Series 2022A, Rev., 4.00%, 6/1/2042 (d)	5,450	4,264
California Health Facilities Financing Authority, Children's Hospital Series 2019A, Rev., 5.00%, 11/1/2024	30	31
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2028	130	125
Rev., 3.00%, 8/1/2029	150	142
Rev., 5.00%, 8/1/2040	600	611
California Health Facilities Financing Authority, Sutter Health
Series 2016A, Rev., 3.25%, 11/15/2025 (b)	1,725	1,736
Series 2017A, Rev., 5.00%, 11/15/2032	25	27
Series 2017A, Rev., 5.00%, 11/15/2033	50	53
Series 2018A, Rev., 5.00%, 11/15/2035	25	26
Series 2018A, Rev., 5.00%, 11/15/2036	35	37
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund Rev., 5.00%, 10/1/2032	25	27
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2015A, Rev., 5.00%, 10/1/2025 (b)	40	42
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	155
Rev., 5.00%, 10/1/2027	150	156
Rev., 5.00%, 10/1/2028	150	158
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2028	900	933
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,297
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	6,147
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	4,117
California Municipal Finance Authority, San Antonio Gardens Project Series 2022B1, Rev., 2.75%, 11/15/2027	160	151
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (d)	1,095	1,134
Rev., AMT, 5.00%, 7/1/2037 (d)	1,100	1,136
Rev., AMT, 5.00%, 7/1/2038 (d)	1,000	1,027
Rev., AMT, 5.00%, 11/21/2045 (d)	1,000	1,003
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027 (d)	6,240	6,050
Series 2021B-1, Rev., 3.13%, 5/15/2029 (d)	400	378
Series 2021A, Rev., 5.00%, 11/15/2036 (d)	400	386
Series 2021A, Rev., 5.00%, 11/15/2046 (d)	635	566
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2029	700	722
Rev., 5.00%, 10/15/2030	500	515
Rev., 5.00%, 10/15/2031	535	551
California State Public Works Board Series C, Rev., 5.00%, 3/1/2032	3,025	3,231
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
California State Public Works Board, California State University, Various University Projects Series 2013H, Rev., 5.00%, 9/1/2023 (b)	5,405	5,405
California State University, Systemwide
Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,079
Series 2016A, Rev., 5.00%, 11/1/2045	30	31
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 4.00%, 9/1/2023 (b)	35	35
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	9,777
Central Unified School District GO, 5.00%, 8/1/2025	110	114
Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	46
City of Alameda GO, 4.00%, 8/1/2033	10	10
City of Brea, Water Utility Rev., 5.00%, 7/1/2028	90	99
City of Livermore Series 2020B, COP, 4.00%, 10/1/2029	235	250
City of Los Angeles Department of Airports Series 2019C, Rev., 5.00%, 5/15/2033	20	22
City of Los Angeles, Wastewater System Series 2013A, Rev., 5.00%, 6/1/2026	12,500	12,511
City of Oceanside Series 2020A, Rev., 4.00%, 5/1/2040	375	374
City of Pasadena, Electric Series 2016A, Rev., 5.00%, 6/1/2031	25	26
City of San Francisco, Public Utilities Commission Water Series A, Rev., 5.00%, 11/1/2035	1,500	1,587
City of Santa Rosa, Wastewater Series 2002B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	5,000
City of Ukiah, Water System Rev., AGM, 5.00%, 9/1/2023	50	50
County of San Benito, Jail Facility Project COP, 5.00%, 10/1/2025	45	46
County of Santa Clara, Election of 2008 Series 2017C, GO, 5.00%, 8/1/2033	25	27
CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale Series 2021A-1, Rev., 3.50%, 10/1/2046 (d)	6,000	4,461
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (d)	13,400	10,006
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	4,055	2,990
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	23

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (d)	3,000	2,241
Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,004
East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2024	45	46
East Side Union High School District Series 2016B, GO, 5.00%, 8/1/2027	50	53
Escondido Union School District, Election of 2014 Series A, GO, 5.00%, 8/1/2027	100	104
Etiwanda School District Community Facilities District No. 9, Special Tax Rev., 4.00%, 9/1/2028	305	308
Fremont Public Financing Authority Rev., 5.00%, 10/1/2028	325	358
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2025 (b)	4,000	4,140
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	17,648
Hollister Joint Powers Financing Authority Rev., AGM, 5.00%, 6/1/2031	65	69
La Canada Unified School District, Election of 2017 Series 2018A, GO, 5.00%, 8/1/2031	50	55
Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2023	25	25
Long Beach Community College District, Election of 2016 Series 2019C, GO, 4.00%, 8/1/2045	40	39
Los Angeles Department of Water and Power, Power System
Series 2019B, Rev., 5.00%, 7/1/2024	275	279
Series 2014D, Rev., 5.00%, 7/1/2027	50	51
Series 2017B, Rev., 5.00%, 7/1/2029	10,000	10,686
Series 2018A, Rev., 5.00%, 7/1/2030	35	38
Series 2014B, Rev., 5.00%, 7/1/2031	3,400	3,419
Series 2014B, Rev., 5.00%, 7/1/2032	3,075	3,092
Series 2017A, Rev., 5.00%, 7/1/2032	2,550	2,728
Series 2014D, Rev., 5.00%, 7/1/2033	390	395
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	5,347
Series 2014D, Rev., 5.00%, 7/1/2034	4,750	4,813
Series 2018D, Rev., 5.00%, 7/1/2034	30	33
Series 2014D, Rev., 5.00%, 7/1/2035	250	253
Series 2019A, Rev., 5.00%, 7/1/2039	35	38
Los Angeles Unified School District, Election of 2005 Series 2018M-1, GO, 5.00%, 7/1/2033	4,305	4,694
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Madera Irrigation District Rev., AGM, 5.00%, 9/1/2025	150	155
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	682
GO, Zero Coupon, 7/1/2035	725	451
GO, Zero Coupon, 7/1/2036	1,150	679
GO, Zero Coupon, 7/1/2037	1,950	1,097
GO, Zero Coupon, 7/1/2041	1,250	583
Metropolitan Water District of Southern California, Waterworks Series 2016A, Rev., 5.00%, 1/1/2026 (b)	30	31
Modesto Elementary School District, Election of 2018 Series C, GO, 5.00%, 8/1/2052	2,500	2,657
Morgan Hill Financing Authority Series 2015A, Rev., 5.00%, 11/1/2024	55	56
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	877
Murrieta Valley Unified School District, Election of 2014 Series 2015, GO, AGM, 4.00%, 3/1/2025 (b)	25	25
Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2025	100	104
Orange County Community Facilities District No. 2021-1, Rienda
Series 2021-1, Rev., 5.00%, 8/15/2037	400	412
Rev., 5.00%, 8/15/2042	800	805
Orange County Sanitation District, Wastewater Series 2016A, Rev., 5.00%, 2/1/2027	45	47
Orange County Water District Series 2017A, Rev., 5.00%, 8/15/2034	350	376
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	110
Orange Unified School District, Election of 2016 GO, 5.00%, 8/1/2031	85	93
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2024	50	51
Pomona Unified School District GO, AGM, 5.00%, 8/1/2027	50	52
Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2041	155	160
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2033	400	452
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2022A-1, Rev., AGM, 4.00%, 9/1/2037	250	252
Series 2022A-1, Rev., AGM, 5.00%, 9/1/2042	1,000	1,083
Riverside County Infrastructure Financing Authority Series 2016A, Rev., 4.00%, 11/1/2023	25	25
Riverside County Public Financing Authority, Capital Facilities Project Rev., 4.25%, 11/1/2025 (b)	35	36
Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects Series 2017A, Rev., 5.00%, 10/1/2026	75	79
Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	117
Riverside Public Financing Authority Series 2012A, Rev., 5.00%, 11/1/2023	50	50
Riverside Unified School District, Election of 2016 Series B, GO, 4.00%, 8/1/2042	50	49
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2016A, 5.00%, 10/1/2023	125	125
Sacramento City Financing Authority, Master Lease Program Facilities Series 2015A, Rev., 5.00%, 12/1/2023	135	136
Sacramento County Sanitation Districts Financing Authority Series 2014A, Rev., 5.00%, 12/1/2027	60	61
San Bruno Park School District, Election of 2018 Series 2022C, GO, 4.00%, 8/1/2039	245	244
San Diego Community College District GO, 5.00%, 8/1/2025	25	26
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 5.00%, 7/1/2056	5,180	5,250
San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Series B, Rev., 4.00%, 4/15/2027	70	70
San Dieguito School Facilities Financing Authority, Special Tax Rev., 5.00%, 3/1/2025	125	128
San Francisco City and County Airport Commission, San Francisco International Airport Series 2021A, Rev., AMT, 5.00%, 5/1/2032	5,065	5,537
San Francisco Municipal Transportation Agency Series 2017, Rev., 5.00%, 3/1/2028	60	64
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2032	2,000	2,140
Rev., 5.00%, 3/1/2033	750	802
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2042	2,000	1,997
Series C, GO, 4.00%, 9/1/2045	1,250	1,235
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
San Luis Coastal Unified School District, Election of 2014 Series C, GO, 4.00%, 8/1/2025	25	25
San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project Rev., 4.00%, 11/1/2023	75	75
San Marcos Unified School District
GO, 5.00%, 8/1/2031	60	65
GO, 4.00%, 8/1/2033	25	26
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2025	55	56
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2027	75	76
San Mateo Joint Powers Financing Authority, Youth Services Campus Series 2016A, Rev., 5.00%, 7/15/2027	25	26
Santa Clara County Financing Authority, County Facilities
Series 2019A, Rev., 5.00%, 5/1/2028	25	27
Series 2019A, Rev., 4.00%, 5/1/2034	55	57
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,687
Santa Clara Unified School District GO, 5.00%, 7/1/2025	25	26
Santa Clara Unified School District, Election of 2014 GO, 5.00%, 7/1/2027	25	26
Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,312
Santa Cruz County Redevelopment Successor Agency Series A, Rev., AGM, 5.00%, 9/1/2028	50	52
Santa Margarita-Dana Point Authority, Water District Improvement District No. 2, 3
Series 2017, Rev., 5.00%, 8/1/2031	950	1,027
Series 2017, Rev., 5.00%, 8/1/2032	1,030	1,113
Series 2017, Rev., 5.00%, 8/1/2033	1,455	1,561
Santa Monica Community College District, Election of 2016 Series 2018A, GO, 4.00%, 8/1/2035	25	26
Santa Monica Public Financing Authority, City Yards Projects Series 2021, Rev., 4.00%, 7/1/2034	100	105
Santa Monica-Malibu Unified School District Series 2016C, GO, 4.00%, 7/1/2024	30	30
Schools Infrastructure Financing Agency, Special Tax Rev., AGM, 4.00%, 9/1/2034	105	106
Sierra View Local Health Care District
Rev., 5.00%, 7/1/2027	155	162
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	25

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Rev., 5.00%, 7/1/2028	165	174
Rev., 5.00%, 7/1/2029	160	170
Rev., 5.00%, 7/1/2030	155	166
Sonoma Valley Unified School District, Election of 2016 GO, 4.00%, 8/1/2042	25	25
Southwestern Community College District, Election of 2016 Series A, GO, 4.00%, 8/1/2038	1,000	1,005
State of California Department of Water Resources, Central Valley Project, Water System Series BA, Rev., 5.00%, 12/1/2031	65	73
State of California, Various Purpose
GO, AMBAC, 5.00%, 2/1/2027	565	603
Series 2018A, GO, 5.00%, 8/1/2030	20,000	20,499
Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	54
University of California
Series 2017AY, Rev., 5.00%, 5/15/2028	55	59
Series 2018AZ, Rev., 5.00%, 5/15/2031	35	38
University of California, Limited Project Series 2017M, Rev., 5.00%, 5/15/2036	25	27
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2027	55	58
West Hills Community College District
GO, AGM, 5.00%, 8/1/2029	65	72
GO, AGM, 5.00%, 8/1/2030	60	68
GO, AGM, 5.00%, 8/1/2031	25	29
GO, AGM, 5.00%, 8/1/2032	25	28
GO, AGM, 5.00%, 8/1/2033	50	57
GO, AGM, 4.00%, 8/1/2034	420	433
GO, AGM, 4.00%, 8/1/2037	1,650	1,640
West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	25
West Valley-Mission Community College District, Election of 2012, Tax Exempt Series 2015B, GO, 5.00%, 8/1/2027	40	41
Total California		291,740
Colorado — 4.8%
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 5.50%, 12/15/2030	1,400	1,573
GO, 5.50%, 12/15/2032	625	703
Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2030	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Board of Governors of Colorado State University System Series 2019A, Rev., 4.00%, 3/1/2037	50	50
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	3,660	3,494
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2040 (d)	550	513
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,016
City and County of Denver, Airport System
Series 2017B, Rev., 5.00%, 11/15/2033	25	27
Series 2022A, Rev., AMT, 5.00%, 11/15/2034	4,565	4,985
Series 2022A, Rev., AMT, 5.50%, 11/15/2035	12,500	14,129
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,205
Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	2,714
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,297
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	15,000	16,552
Series 2022B, Rev., 5.00%, 11/15/2040	1,000	1,090
Series 2022A, Rev., AMT, 5.50%, 11/15/2040	8,750	9,590
Series 2022B, Rev., 5.00%, 11/15/2041	1,220	1,325
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	3,340	3,631
City of Aurora, First Lien Water Rev., 5.00%, 8/1/2024	15	15
City of Commerce City COP, AGM, 4.00%, 12/15/2037	150	149
City of Englewood GO, 5.00%, 12/1/2029	15	16
Clear Creek Transit Metropolitan District No. 2, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2041	575	518
Series 2021A, GO, 5.00%, 12/1/2050	500	424
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2029	35	34
Rev., 4.00%, 5/1/2031	30	29
Rev., 4.00%, 5/1/2041	85	72
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 4.00%, 12/1/2030 (d)	595	544
Rev., 5.00%, 12/1/2040 (d)	555	496
Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL - RE, 5.00%, 3/1/2035	5,055	5,714
Colorado Health Facilities Authority
Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,603
Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,259
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series B, Rev., 5.00%, 11/15/2028	30	31
Colorado Health Facilities Authority, Boulder Community Health Project
Rev., 4.00%, 10/1/2035	725	720
Rev., 4.00%, 10/1/2037	400	379
Rev., 4.00%, 10/1/2038	300	280
Rev., 4.00%, 10/1/2039	270	249
Rev., 4.00%, 10/1/2040	300	275
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2030	2,055	2,193
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,067
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,127
Series 2019A-2, Rev., 5.00%, 8/1/2034	2,000	2,117
Series 2019A-1, Rev., 5.00%, 8/1/2035	2,500	2,627
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series A, Rev., 3.00%, 9/1/2024	235	232
Series 2020A, Rev., 4.00%, 9/1/2045	1,000	866
Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2024 (b)	4,550	4,580
Colorado Health Facilities Authority, Tax Exempt Series 2021B-3, Rev., 2.13%, 5/15/2028	1,155	1,043
Colorado Mountain College Project COP, 5.00%, 8/1/2031	30	32
Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, Rev., 5.00%, 11/1/2025	40	41
County of Adams
COP, 5.00%, 12/1/2031	1,100	1,136
COP, 5.00%, 12/1/2034	500	515
County of Eagle COP, 5.00%, 12/1/2028	25	26
County of Gunnison COP, 4.00%, 12/1/2033	50	51
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,453
Series 2019A, Rev., 5.00%, 12/1/2032	3,500	3,634
Series 2019A, Rev., 4.00%, 12/1/2037	2,540	2,291
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	1,095	1,084
Rev., 5.25%, 12/1/2032	1,905	1,877
Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	184
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	26
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	290	240
Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	5
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	2,603
Montrose County School District RE-1J GO, 5.00%, 12/1/2036	200	208
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (d)	500	422
Series 2021A, GO, 5.00%, 12/1/2041 (d)	500	453
Series 2021A, GO, 5.00%, 12/1/2051 (d)	550	468
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	687
Regional Transportation District, Denver Transit Partners Series 2020A, Rev., 4.00%, 7/15/2035	2,000	2,008
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	491	355
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	642
Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	502
State of Colorado
Series 2018A, COP, 4.00%, 12/15/2034	75	77
COP, 4.00%, 12/15/2039	3,100	3,067
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,500	1,536
State of Colorado, Building Excellent Schools Today Series 2018N, COP, 5.00%, 3/15/2028	75	81
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,144
University of Colorado, Enterprise System Series A, Rev., 5.00%, 6/1/2024 (b)	60	60
University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	254
Verve Metropolitan District No. 1
GO, 5.75%, 12/1/2033	2,000	1,883
GO, 5.00%, 12/1/2036	500	416
GO, 5.00%, 12/1/2041	1,125	894
Waterview II Metropolitan District Series 2022A, GO, 5.00%, 12/1/2041	1,250	1,125
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	27

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	44
Windler Public Improvement Authority, Limited Tax
Series 2021 A-1, Rev., 4.00%, 12/1/2031	535	444
Series 2021A-1, Rev., 4.00%, 12/1/2036	7,500	5,620
Series 2021A-1, Rev., 4.00%, 12/1/2041	6,750	4,575
Total Colorado		162,741
Connecticut — 1.1%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.00%, 8/15/2024	100	100
Series 2013A, Rev., 5.00%, 8/15/2025	350	350
Series 2013A, Rev., 5.00%, 8/15/2026	150	150
Series 2013A, Rev., 5.00%, 8/15/2027	250	250
Series 2013A, Rev., 5.00%, 8/15/2029	300	300
Connecticut Municipal Electric Energy Cooperative Series 2021A, Rev., 5.00%, 1/1/2035	545	594
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series N, Rev., 5.00%, 11/1/2025	4,165	4,173
Connecticut State Health and Educational Facilities Authority, Nuvance Health Series 2019A, Rev., 5.00%, 7/1/2033	2,630	2,730
Connecticut State Health and Educational Facilities Authority, Sacred Heart University
Series K, Rev., 5.00%, 7/1/2036	1,000	1,070
Series K, Rev., 5.00%, 7/1/2037	1,750	1,856
Connecticut State Health and Educational Facilities Authority, Trinity College Series R, Rev., 4.00%, 6/1/2045	2,250	2,026
Connecticut State Health and Educational Facilities Authority,Sacred Heart University Issues Series I 1, Rev., 5.00%, 7/1/2042	1,725	1,757
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	7,150	7,538
State of Connecticut
Series 2014A, GO, 4.00%, 3/1/2034	40	40
Series 2019A, GO, 5.00%, 4/15/2034	3,450	3,767
Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,149
Series 2016A, GO, 4.00%, 3/15/2036	60	60
Series A, GO, 4.00%, 4/15/2037	460	458
Series 2019A, GO, 4.00%, 4/15/2038	3,625	3,626
State of Connecticut Clean Water Fund, State Revolving Fund Series 2015A, Rev., 5.00%, 3/1/2024	70	71
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Rev., 5.00%, 10/1/2029	25	25
Series A, Rev., 5.00%, 9/1/2030	2,000	2,026
Series A, Rev., 5.00%, 9/1/2031	25	26
Series A, Rev., 5.00%, 8/1/2032	15	16
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project
Rev., 4.00%, 4/1/2031 (d)	300	283
Rev., 4.00%, 4/1/2036 (d)	485	433
Rev., 4.00%, 4/1/2041 (d)	550	469
Town of Trumbull Series 2017B, GO, 5.00%, 9/1/2025	50	52
Total Connecticut		37,395
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Rev., 4.00%, 9/1/2025	385	382
Rev., 4.00%, 9/1/2030	530	520
Rev., 5.00%, 9/1/2040	1,550	1,566
Rev., 5.00%, 9/1/2050	600	588
Delaware Transportation Authority, Transportation System Rev., 5.00%, 7/1/2025	25	26
Total Delaware		3,082
District of Columbia — 0.9%
District of Columbia
Series 2016A, GO, 5.00%, 6/1/2029	25	26
Series D, GO, 5.00%, 6/1/2031	250	264
Series 2015A, GO, 5.00%, 6/1/2035	7,175	7,331
Series 2015A, GO, 5.00%, 6/1/2036	4,200	4,289
District of Columbia, Income Tax
Series 2019C, Rev., 5.00%, 10/1/2031	35	39
Series 2020A, Rev., 5.00%, 3/1/2038	70	76
Series 2020A, Rev., 5.00%, 3/1/2040	65	70
District of Columbia, Kipp DC Project
Series 2017A, Rev., 5.00%, 7/1/2025	100	101
Rev., 5.00%, 7/1/2027	115	118
Rev., 5.00%, 7/1/2028	275	285
Rev., 5.00%, 7/1/2029	255	266
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	103
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Aviation
Series 2019B, Rev., 5.00%, 10/1/2027	75	80
Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	188
Series 2021A, Rev., AMT, 5.00%, 10/1/2032	650	708
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail and Capital Improvement Projects Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	456
Washington Convention and Sports Authority, Senior Lien Dedicated Tax
Series 2018A, Rev., 5.00%, 10/1/2027	4,620	4,948
Series 2018A, Rev., 5.00%, 10/1/2028	4,035	4,316
Series 2018A, Rev., 5.00%, 10/1/2029	2,690	2,870
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2030	50	53
Series A-1, Rev., 5.00%, 7/1/2030	5,185	5,498
Rev., 5.00%, 7/1/2034	5	5
Series 2017B, Rev., 5.00%, 7/1/2034	75	79
Total District of Columbia		32,169
Florida — 3.7%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic Series B-1, Rev., 5.00%, 12/1/2035	1,000	1,040
Brevard County Health Facilities Authority, Health First, Inc., Project Rev., 5.00%, 4/1/2024	1,400	1,408
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities
Series 2020A-1, Rev., 5.00%, 10/1/2024	550	553
Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,011
Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,020
Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,026
Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,032
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,445	1,152
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (d)	250	226
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (d)	500	419
City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	126
City of Jacksonville Series A, Rev., 5.00%, 10/1/2027	100	105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project
Rev., 4.00%, 11/1/2036	500	472
Rev., 4.00%, 11/1/2045	6,500	5,548
City of Lakeland, Department of Electric Utilities Rev., 5.00%, 10/1/2032	250	286
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2030	1,900	1,722
Series 2020, Rev., 3.50%, 9/1/2035	2,250	1,887
Series 2021A, Rev., 4.00%, 9/1/2036	550	483
Series 2021A, Rev., 4.00%, 9/1/2041	385	314
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2029	225	239
Series 2020B, Rev., 5.00%, 7/1/2030	250	268
Series 2020B, Rev., 5.00%, 7/1/2031	325	347
Series 2020B, Rev., 5.00%, 7/1/2032	275	293
Series 2020B, Rev., 5.00%, 7/1/2033	250	267
Series 2020B, Rev., 5.00%, 7/1/2034	375	399
Series 2020B, Rev., 5.00%, 7/1/2035	335	354
Series 2020B, Rev., 4.00%, 7/1/2038	185	174
Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,477
Series 2020B, Rev., 5.00%, 7/1/2040	2,390	2,455
Series 2020B, Rev., 4.00%, 7/1/2045	7,400	6,503
City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	26
County of Broward Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2028	1,500	1,586
County of Broward, Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2027	350	366
County of Broward, Professional Sports Facilities, Civic Arena Project Rev., 5.00%, 9/1/2024	40	40
County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	15
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2031	11,550	12,494
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	192
County of Manatee, Public Utilities Rev., 5.00%, 10/1/2031	815	881
County of Miami-Dade Aviation Rev., Zero Coupon, 10/1/2040	5,000	2,237
County of Miami-Dade, Aviation System Rev., AMT, 5.00%, 10/1/2028	1,500	1,513
County of Miami-Dade, Building Better Communities Program
Series 2016A, GO, 5.00%, 7/1/2033	2,835	2,956
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	29

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,576
County of Miami-Dade, Capital Asset Acquisition Series 2019B, Rev., 5.00%, 4/1/2040	45	48
County of Miami-Dade, Subordinate Special Obligation
Rev., 5.00%, 10/1/2025	100	103
Rev., 5.00%, 10/1/2028	120	125
County of Miami-Dade, Transit System, Sales Surtax Rev., 4.00%, 7/1/2034	35	36
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2033	25	27
Series 2017A, Rev., 4.00%, 10/1/2037	40	40
Series 2017A, Rev., 4.00%, 10/1/2039	50	50
Series 2019B, Rev., 5.00%, 10/1/2044	40	41
County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	511
County of Palm Beach, Public Improvement Rev., 5.00%, 5/1/2038	1,545	1,594
County of Sarasota, Guaranteed Entitlement Rev., 4.50%, 10/1/2023 (b)	25	25
County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	37
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group Series 2020A, Rev., 5.00%, 8/15/2040	3,600	3,626
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019A, Rev., 5.00%, 7/1/2025	205	210
Series 2019A, Rev., 5.00%, 7/1/2027	785	831
Series 2019B, Rev., 5.00%, 7/1/2032	1,715	1,862
Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,599
Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2028	40	44
Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	21
Florida Development Finance Corp., Central Charter School Project
Series 2022, Rev., 5.00%, 8/15/2032 (d)	230	225
Series 2022, Rev., 5.25%, 8/15/2037 (d)	350	329
Florida Development Finance Corp., Cornerstone Charter Academy Project Series 2022, Rev., 5.00%, 10/1/2032 (d)	465	473
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 4.00%, 7/1/2031	170	164
Series 2022A-1, Rev., 5.00%, 7/1/2042	220	212
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2022B, Rev., 5.00%, 7/1/2042	230	222
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	1,000	981
Florida Development Finance Corp., Imagine School at Broward Project
Series 2019A, Rev., 4.00%, 12/15/2029 (d)	265	253
Series 2019A, Rev., 5.00%, 12/15/2039 (d)	305	290
Florida Development Finance Corp., Mater Academy Project
Series 2022A, Rev., 5.00%, 6/15/2025	110	111
Series 2022A, Rev., 5.00%, 6/15/2026	135	137
Series 2020A, Rev., 5.00%, 6/15/2027	390	401
Series 2022A, Rev., 5.00%, 6/15/2027	145	149
Series 2020A, Rev., 5.00%, 6/15/2028	410	422
Series 2020A, Rev., 5.00%, 6/15/2029	400	411
Series 2022A, Rev., 5.00%, 6/15/2029	235	242
Series 2020A, Rev., 5.00%, 6/15/2030	375	385
Series 2022A, Rev., 5.00%, 6/15/2030	245	252
Series 2022A, Rev., 5.00%, 6/15/2032	275	282
Series 2022A, Rev., 5.00%, 6/15/2033	380	389
Series 2022A, Rev., 5.00%, 6/15/2034	400	409
Series 2022A, Rev., 5.00%, 6/15/2035	1,260	1,283
Series 2020A, Rev., 5.00%, 6/15/2040	1,250	1,250
Florida Development Finance Corp., Mayflower Retirement Community Project Series 2021B-1, Rev., 2.38%, 6/1/2027 (d)	390	374
Florida Gulf Coast University Financing Corp., Housing Project Series 2019A, Rev., 5.00%, 2/1/2026	125	128
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2023	125	125
Greater Orlando Aviation Authority, Airport Facilities Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	1,885
Hillsborough County, Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2043	150	156
Key West Utility Board, Electric System Rev., 5.00%, 10/1/2027	45	48
Lee County School Board (The)
Series 2016A, COP, 5.00%, 8/1/2035	25	26
COP, 5.00%, 8/1/2042	6,725	7,151
Manatee County School District, Sales Tax Rev., AGM, 5.00%, 10/1/2023	50	50
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	2,140	1,917
Middleton Community Development District A, City of Wildwood, Florida Special Assessment
5.45%, 5/1/2032	250	259
5.85%, 5/1/2037	750	777
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2037	930	999
Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	42
Orlando Utilities Commission, Utility System Series 2012A, Rev., 5.00%, 10/1/2023	25	25
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020B, Rev., 4.00%, 11/15/2041	250	207
Series 2020B, Rev., 5.00%, 11/15/2042	500	474
Palm Beach County Health Facilities Authority, Jupiter Medical Center
Series 2022, Rev., 5.00%, 11/1/2031	100	105
Series 2022, Rev., 5.00%, 11/1/2032	100	106
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion
Rev., 4.00%, 6/1/2026	300	292
Rev., 4.00%, 6/1/2031	1,250	1,149
Rev., 4.00%, 6/1/2041	1,600	1,246
Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	17,319
Pinellas County Educational Facilities Authority, Discovery Academy of Science Project Series 2022A, Rev., 4.00%, 6/1/2036 (d)	1,660	1,397
School Board of Miami-Dade County (The) Series 2015A, COP, 5.00%, 5/1/2030	70	71
School District of Broward County Series 2019A, COP, 5.00%, 7/1/2029	35	39
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning
Series 2021A, Rev., 4.00%, 6/15/2036 (d)	155	134
Series 2021A, Rev., 4.00%, 6/15/2041 (d)	215	173
South Florida Water Management District COP, 5.00%, 10/1/2036	125	129
St. Johns County Industrial Development Authority, Vicar's Landing Project
Series 2021A, Rev., 4.00%, 12/15/2030	200	184
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2021A, Rev., 4.00%, 12/15/2031	205	187
Series 2021A, Rev., 4.00%, 12/15/2036	500	424
Series 2021A, Rev., 4.00%, 12/15/2041	375	293
State of Florida Board of Education, Public Education Capital Outlay Series 2015F, GO, 5.00%, 6/1/2026	25	26
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,193
Tohopekaliga Water Authority, Utility System Rev., 4.00%, 10/1/2034	40	40
Village Community Development District No. 15 4.85%, 5/1/2038 (d)	1,000	1,002
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2035	300	299
Series 2020A, Rev., 4.00%, 10/15/2036	500	491
Total Florida		125,532
Georgia — 2.9%
Albany-Dougherty Inner City Authority, State University Projects Rev., 5.00%, 7/1/2030	1,155	1,275
Bartow County Development Authority Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	2,000	1,970
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2039	1,415	1,590
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2031	475	497
GO, 5.00%, 8/1/2033	690	721
Cherokee County Water and Sewer Authority
Series 2023, Rev., 5.00%, 8/1/2038	140	157
Series 2023, Rev., 5.00%, 8/1/2039	375	417
Series 2023, Rev., 5.00%, 8/1/2041	800	882
Series 2023, Rev., 5.00%, 8/1/2042	730	800
City of Atlanta, Water and Wastewater
Rev., 5.00%, 11/1/2029	2,110	2,171
Rev., 5.00%, 11/1/2030	4,250	4,374
City of Columbus, Water and Sewerage
Series 2014A, Rev., 5.00%, 5/1/2027	445	450
Series 2014A, Rev., 5.00%, 5/1/2028	595	602
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Series 2020A, Rev., 4.00%, 4/1/2034	350	353
Series 2020A, Rev., 4.00%, 4/1/2036	505	503
Series 2020A, Rev., 3.00%, 4/1/2037	700	581
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	31

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2020A, Rev., 4.00%, 4/1/2039	475	456
Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,292
County of DeKalb, Water and Sewerage
Series 2006B, Rev., 5.25%, 10/1/2023	8,660	8,672
Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,853
DeKalb Private Hospital Authority, Children's Healthcare of Atlanta, Inc. Series 2019B, Rev., 5.00%, 7/1/2032	50	55
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2017A, Rev., 5.00%, 2/15/2028	115	120
George L Smith II Congress Center Authority, Convention Center Hotel First
Series 2021A, Rev., 2.38%, 1/1/2031	500	431
Series 2021A, Rev., 4.00%, 1/1/2036	500	470
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,018
Series 2021B, Rev., 5.00%, 1/1/2036 (d)	1,000	927
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 5.00%, 6/15/2026	500	520
Rev., 5.00%, 6/15/2027	500	529
Rev., 5.00%, 6/15/2028	500	538
Rev., 5.00%, 6/15/2029	500	545
Rev., 5.00%, 6/15/2030	500	545
Rev., 5.00%, 6/15/2031	800	870
Rev., 3.00%, 6/15/2032	1,175	1,113
Rev., 5.00%, 6/15/2033	1,660	1,798
Rev., 5.00%, 6/15/2034	1,125	1,213
Rev., 5.00%, 6/15/2035	1,250	1,341
Rev., 4.00%, 6/15/2036	1,000	996
Rev., 4.00%, 6/15/2037	1,500	1,475
Rev., 4.00%, 6/15/2039	1,785	1,728
Georgia Ports Authority
Series 2022, Rev., 4.00%, 7/1/2040	4,000	3,957
Rev., 4.00%, 7/1/2052	4,030	3,833
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	2,000
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project
Rev., 4.00%, 8/1/2035	500	466
Rev., 4.00%, 8/1/2036	375	348
Rev., 4.00%, 8/1/2037	495	449
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Henry County, Water and Sewerage Authority
Rev., AGM-CR, BHAC - CR , NATL - RE, 5.25%, 2/1/2028	5,000	5,460
Rev., AGM-CR, BHAC - CR , NATL - RE, 5.25%, 2/1/2029	25	28
Main Street Natural Gas, Inc., Gas Supply
Series 2021A, Rev., 4.00%, 9/1/2027 (c)	9,430	9,349
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,500	2,434
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	16,615	16,990
Milledgeville and Baldwin County Development Authority, Georgia College and State University Projects Rev., 5.00%, 6/15/2032	670	745
Private Colleges and Universities Authority, Emory University
Series 2019A, Rev., 5.00%, 9/1/2028	40	44
Series 2013A, Rev., 5.00%, 10/1/2043	2,005	1,961
State of Georgia Series 2016E, GO, 5.00%, 12/1/2023	20	20
Total Georgia		97,932
Hawaii — 0.0% ^
City and County of Honolulu Series D, GO, 5.00%, 9/1/2023	20	20
Idaho — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	2,550	2,623
Series 2015A, Rev., 5.00%, 7/15/2026	4,800	5,021
Total Idaho		7,644
Illinois — 7.8%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	315
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2027	1,000	1,013
Rev., 5.00%, 11/1/2030	500	505
Series 2023B, Rev., AGM, 5.00%, 11/1/2036	1,500	1,635
Series 2023B, Rev., AGM, 5.00%, 11/1/2037	800	867
City of Decatur GO, AGM, 5.00%, 3/1/2028	15	15
City of Rockford, Sales Tax
GO, 4.00%, 12/15/2029	515	534
GO, 4.00%, 12/15/2030	360	372
City of Springfield, Electric System, Senior Lien
Rev., 5.00%, 3/1/2027	4,500	4,559
Rev., 5.00%, 3/1/2028	4,000	4,055
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Rev., AGM, 3.50%, 3/1/2030	3,500	3,501
Cook County Community Consolidated School District No. 15 Palatine
GO, 5.00%, 12/1/2037	500	551
GO, 5.00%, 12/1/2039	650	698
GO, 5.00%, 12/1/2040	690	737
GO, 4.00%, 12/1/2041	750	734
Cook County School District No. 111 Burbank GO, AGM, 4.00%, 12/1/2035	50	50
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2024	15	15
County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	3,812
County of Du Page, Courthouse Project
GO, 5.00%, 1/1/2028	255	264
GO, 5.00%, 1/1/2029	830	860
County of Will GO, 4.00%, 11/15/2036	60	60
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	1,010
DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale
Rev., 5.00%, 12/1/2025	25	26
Series 2018A, GO, 4.00%, 1/15/2032	25	25
DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2025	30	31
DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	26
Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group Rev., 4.13%, 5/1/2045	30	28
Illinois Finance Authority, Clark-Lindsey Village
Series 2022A, Rev., 4.60%, 6/1/2027	170	165
Series 2022A, Rev., 5.13%, 6/1/2032	190	183
Series 2022A, Rev., 5.25%, 6/1/2037	175	164
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2039	80	85
Illinois Finance Authority, Depaul College Prep Project Series 2023A, Rev., 5.25%, 8/1/2038 (d)	650	653
Illinois Finance Authority, DePaul College Prep Project Series 2023A, Rev., 5.50%, 8/1/2043 (d)	1,360	1,369
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2032	380	401
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2025	20	21
Illinois Finance Authority, Plymouth Place, Inc.
Series 2022B-3, Rev., 4.75%, 11/15/2027	1,000	992
Series 2022B-2, Rev., 5.25%, 11/15/2027	1,000	994
Series 2022B-1, Rev., 6.00%, 11/15/2027	500	500
Series 2021A, Rev., 5.00%, 5/15/2032	140	131
Series 2021A, Rev., 5.00%, 5/15/2033	145	135
Series 2021A, Rev., 5.00%, 5/15/2034	300	275
Series 2021A, Rev., 5.00%, 5/15/2035	315	284
Series 2021A, Rev., 5.00%, 5/15/2036	325	291
Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	46
Illinois Finance Authority, Smith Crossing
Rev., 4.00%, 10/15/2026	465	448
Rev., 4.00%, 10/15/2027	485	460
Rev., 4.00%, 10/15/2028	320	299
Rev., 4.00%, 10/15/2029	900	827
Rev., 4.00%, 10/15/2030	625	565
Rev., 4.00%, 10/15/2031	1,000	891
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2028	120	118
Rev., 4.00%, 11/1/2029	120	118
Rev., 4.00%, 11/1/2030	130	127
Rev., 4.00%, 11/1/2031	130	127
Rev., 4.00%, 11/1/2041	375	325
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc. Series 2017C, Rev., 5.00%, 3/1/2025	400	407
Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2035	40	40
Illinois Sports Facilities Authority (The), State Tax Rev., 5.00%, 6/15/2030	4,030	4,188
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2028	25	27
Series 2015B, Rev., 5.00%, 1/1/2029	35	36
Series 2016B, Rev., 5.00%, 1/1/2030	30	31
Series 2016A, Rev., 5.00%, 12/1/2031	30	31
Series 2021A, Rev., 4.00%, 1/1/2040	160	157
Kane Cook and DuPage Counties School District No. U-46 Elgin
Series D, GO, 5.00%, 1/1/2024 (b)	195	196
Series D, GO, 5.00%, 1/1/2034	1,505	1,508
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	33

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	21
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	67
Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	78
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	103
Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	118
Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	134
Series 2020A, GO, AGM, 4.00%, 12/1/2034	430	438
Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	282
Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	249
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2030	730	756
GO, AGM, 4.00%, 2/1/2031	830	859
GO, AGM, 4.00%, 2/1/2032	535	554
GO, AGM, 4.00%, 2/1/2033	500	514
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 5.00%, 4/1/2025	425	432
Rev., 5.00%, 10/1/2027	350	365
Rev., 5.00%, 10/1/2028	325	343
Series 2020B, Rev., 5.00%, 4/1/2029	425	448
Series 2020B, Rev., 5.00%, 4/1/2032	400	419
Series 2020B, Rev., 5.00%, 4/1/2033	675	704
Series 2020B, Rev., 5.00%, 4/1/2034	115	120
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	977
Peoria County Community Unit School District No. 323 GO, 4.00%, 4/1/2027	100	102
Regional Transportation Authority Series 2002A, Rev., NATL - RE, 6.00%, 7/1/2029	55	63
Sales Tax Securitization Corp.
Series 2017A, Rev., 5.00%, 1/1/2027	60	63
Series 2018C, Rev., 5.50%, 1/1/2030	18,250	19,972
Series 2018C, Rev., 5.50%, 1/1/2031	3,540	3,875
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	24,984
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,561
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,663
State of Illinois
Series 2018A, GO, 4.00%, 5/1/2024	50	50
Series 2017D, GO, 5.00%, 11/1/2024	15,715	15,935
GO, 5.00%, 1/1/2025	700	711
GO, 5.00%, 11/1/2025	1,750	1,796
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,131
GO, 5.00%, 2/1/2026	4,900	5,044
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,378
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 1/1/2028	150	154
GO, 4.50%, 2/1/2029	450	451
Series 2018A, GO, 5.00%, 5/1/2030	35	37
GO, 4.13%, 11/1/2031	40	40
Series 2022B, GO, 5.00%, 3/1/2032	10,000	11,000
GO, 4.00%, 6/1/2032	100	99
Series 2020B, GO, 4.00%, 10/1/2032	2,300	2,327
Series 2022B, GO, 5.00%, 10/1/2032	18,000	19,845
Series 2022B, GO, 5.00%, 3/1/2033	12,500	13,673
Series 2022A, GO, 5.00%, 3/1/2034	10,765	11,690
Series 2022A, GO, 5.00%, 3/1/2035	12,000	12,925
Series 2021A, GO, 5.00%, 3/1/2036	5,940	6,304
Series B, GO, 4.00%, 12/1/2037	5,000	4,820
Series 2021A, GO, 4.00%, 3/1/2038	1,705	1,639
GO, 5.00%, 2/1/2039	2,275	2,275
Series 2021A, GO, 4.00%, 3/1/2039	2,975	2,826
Series 2021A, GO, 4.00%, 3/1/2040	1,300	1,224
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,429
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,207
State of Illinois, Sales Tax
Series 2016D, Rev., 5.00%, 6/15/2024	40	40
Series 2021A, Rev., 4.00%, 6/15/2029	150	152
Series 2018A, Rev., 4.00%, 6/15/2035	975	969
Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	153
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	629
Rev., AGM, 4.00%, 3/1/2027	370	377
Rev., AGM, 4.00%, 3/1/2028	995	1,013
Village of Westmont GO, 4.00%, 1/1/2027	45	46
Will County Community Unit School District No. 365-U Valley View
GO, 4.00%, 1/1/2030	975	990
GO, 4.00%, 1/1/2033	1,000	1,015
GO, 3.00%, 7/1/2036	1,700	1,512
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2032	500	564
GO, 5.00%, 12/15/2033	710	799
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 12/15/2034	915	1,026
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	42
Total Illinois		266,540
Indiana — 1.5%
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2028	10	11
City of Franklin, Otterbeit Homes
Series 2019B, Rev., 5.00%, 7/1/2030	670	699
Series 2019B, Rev., 5.00%, 7/1/2032	735	767
Series 2019B, Rev., 4.00%, 7/1/2034	705	694
Series 2019B, Rev., 4.00%, 7/1/2035	685	665
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	592
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	3,553
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,390
City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	1,550	1,180
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 1/15/2038	25	26
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,095	1,102
Rev., 5.00%, 2/1/2025	500	503
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2033	460	471
Rev., 4.00%, 1/15/2035	550	561
Hobart Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2029	130	136
Huntington Countywide School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2035	35	38
Indiana Bond Bank, Hamilton County Projects
Series 2019B, Rev., Zero Coupon, 1/15/2028	350	299
Series 2019B, Rev., Zero Coupon, 7/15/2028	50	42
Series 2019B, Rev., Zero Coupon, 1/15/2029	560	461
Series 2019B, Rev., Zero Coupon, 7/15/2029	735	593
Series 2019B, Rev., Zero Coupon, 1/15/2030	750	594
Series 2019B, Rev., Zero Coupon, 7/15/2030	740	575
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority
Series 2023A, Rev., 5.00%, 6/1/2038	400	409
Series 2023A, Rev., 5.00%, 6/1/2053	210	210
Indiana Finance Authority, DePauw University
Series 2022A, Rev., 5.00%, 7/1/2026	365	372
Series 2022A, Rev., 5.00%, 7/1/2027	520	535
Series 2022A, Rev., 5.00%, 7/1/2028	760	789
Series 2022A, Rev., 5.00%, 7/1/2029	1,395	1,455
Series 2022A, Rev., 5.00%, 7/1/2030	1,400	1,467
Series 2022A, Rev., 5.00%, 7/1/2031	1,530	1,609
Series 2022A, Rev., 5.00%, 7/1/2032	1,625	1,713
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project Series 2020A, Rev., 4.00%, 7/1/2030	110	103
Indiana Finance Authority, First Lien Wastewater, CWA Authority Project Series 2016A, Rev., 5.00%, 10/1/2036	70	73
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2016B, Rev., 5.00%, 11/1/2026	10	10
Series 2017B, Rev., 5.00%, 11/1/2032	25	26
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 5.00%, 11/1/2030	500	526
Series 2019A, Rev., 5.00%, 11/1/2031	1,020	1,074
Series 2019A, Rev., 5.00%, 11/1/2032	530	558
Series 2019A, Rev., 5.00%, 11/1/2033	1,110	1,167
Series 2019A, Rev., 5.00%, 11/1/2034	760	800
Series 2019A, Rev., 5.00%, 11/1/2035	665	693
Series 2019A, Rev., 4.00%, 11/1/2036	230	217
Series 2019A, Rev., 4.00%, 11/1/2037	335	313
Series 2019A, Rev., 4.00%, 11/1/2038	340	314
Series 2019A, Rev., 4.00%, 11/1/2039	355	321
Indiana Finance Authority, State Revolving Fund Program
Series 2017B, Rev., 5.00%, 2/1/2026	20	21
Series 2018A, Rev., 5.00%, 2/1/2035	100	107
Indiana Housing and Community Development Authority, Vita of Marion Project
Series 2021B, Rev., 4.00%, 4/1/2024	500	492
Series 2021A, Rev., 5.00%, 4/1/2031 (d)	665	576
Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,462
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	5,000	4,842
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	35

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2032	225	247
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2035	195	207
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,251
Metropolitan School District of Warren Township Vision 2005 School Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 4.00%, 7/10/2032	25	26
North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax Rev., 5.00%, 7/15/2032	25	27
Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2035	50	51
Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage Series 2019A, Rev., 5.00%, 7/15/2028	30	33
Whitley County Multi School Building Corp., Ad Valorem Property Tax Rev., 5.00%, 7/15/2038	3,200	3,372
Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease Rev., 4.00%, 1/15/2026	35	35
Total Indiana		52,455
Iowa — 0.1%
City of Cedar Rapids, Sewer Series 2019C, Rev., 4.00%, 6/1/2031	25	26
County of Linn
COP, 4.00%, 6/1/2030	490	501
COP, 4.00%, 6/1/2034	600	610
COP, 4.00%, 6/1/2035	470	476
Series 2023A, GO, 4.00%, 6/1/2040	270	265
Series 2023A, GO, 4.00%, 6/1/2041	275	268
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 4.00%, 9/1/2025	115	110
Rev., 5.00%, 9/1/2026	85	82
Rev., 5.00%, 9/1/2028	200	188
Rev., 5.00%, 9/1/2030	110	100
Rev., 5.00%, 9/1/2031	100	90
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Rev., 5.00%, 9/1/2036	440	374
Iowa Finance Authority, State Revolving Fund Series 2019A, Rev., 5.00%, 8/1/2031	30	33
Total Iowa		3,123
Kansas — 0.3%
Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2027 (b)	790	850
City of Manhattan, Meadowlark Hills Series 2021A, Rev., 4.00%, 6/1/2046	500	356
City of Topeka, Kansas Health Care Facilities
Series 2022B, Rev., 5.13%, 12/1/2026	250	247
Series 2022A, Rev., 5.75%, 12/1/2033	500	493
City of Wichita, Airport Bonds Series 2015A, GO, 4.00%, 12/1/2040	25	23
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	3,019
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	40	43
State of Kansas Department of Transportation Series 2015B, Rev., 5.00%, 9/1/2035	4,375	4,492
Wyandotte County Unified School District No. 203 Piper
Series 2018A, GO, 5.00%, 9/1/2041	1,000	1,050
Series 2018A, GO, 5.00%, 9/1/2042	30	32
Total Kansas		10,605
Kentucky — 1.4%
City of Henderson, Pratt Paper LLC Project Series 2022B, Rev., AMT, 4.45%, 1/1/2042 (d)	500	474
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,088
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	8,679
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	5,649
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2028	2,885	3,032
Kentucky Economic Development Finance Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,333
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,064
Series 2019A-1, Rev., 5.00%, 8/1/2035	500	525
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,692
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,783
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2024	50	51
Kentucky Public Energy Authority, Gas Supply
Series 2019C, Rev., 4.00%, 2/1/2028 (c)	10,300	10,221
Series 2022A-1, Rev., 4.00%, 8/1/2030 (c)	6,110	6,002
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2024	40	41
Warren County School District Finance Corp. Rev., 5.00%, 6/1/2025	100	103
Total Kentucky		46,737
Louisiana — 0.3%
City of Shreveport, Water and Sewer Series 2016B, Rev., 5.00%, 12/1/2031	75	78
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2026	500	523
Series 2018C, Rev., 5.00%, 12/1/2028	400	423
Series 2018C, Rev., 5.00%, 12/1/2029	1,500	1,583
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	324
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	1,470	1,590
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	322
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031 (d)	450	427
Series 2021A, Rev., 5.00%, 6/1/2041 (d)	525	439
Louisiana Public Facilities Authority, Materra Campus Project
Series 2021C, Rev., 4.00%, 6/1/2031 (d)	245	223
Series 2021A, Rev., 4.00%, 6/1/2041 (d)	1,330	1,038
Series 2021C, Rev., 4.00%, 6/1/2041 (d)	440	343
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	335
Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	361
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	545
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
Louisiana Public Facilities Authority, Tulane University Project Series 2016A, Rev., 5.00%, 12/15/2027	160	168
Louisiana State University and Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2024 (b)	75	75
Total Louisiana		8,797
Maine — 0.1%
City of Portland GO, 5.00%, 4/1/2024	25	25
Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	25
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 4.00%, 7/1/2036	950	952
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2034	660	711
Total Maine		1,713
Maryland — 2.0%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,152
City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	14,285
County of Anne Arundel, Consolidated General Improvements
GO, 5.00%, 10/1/2034	3,360	3,531
GO, 5.00%, 10/1/2035	2,395	2,507
GO, 5.00%, 10/1/2037	3,400	3,531
County of Anne Arundel, Consolidated Water and Sewer
GO, 5.00%, 10/1/2034	1,875	1,970
GO, 5.00%, 10/1/2035	1,925	2,015
County of Baltimore, Metropolitan District, 2019 Crossover GO, 5.00%, 11/1/2024	25	26
County of Prince George's, Consolidated Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	11
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	137
Rev., 4.00%, 7/1/2040	215	204
Rev., 4.00%, 7/1/2045	800	727
Rev., 4.00%, 7/1/2050	1,295	1,143
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,001
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	37

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Rev., 4.00%, 7/1/2036	1,000	996
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,224
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Series 2021A, Rev., 5.00%, 6/1/2029	150	159
Series 2021A, Rev., 5.00%, 6/1/2031	175	189
Series 2021A, Rev., 5.00%, 6/1/2033	200	214
Series 2021A, Rev., 4.00%, 6/1/2034	350	349
Series 2021A, Rev., 4.00%, 6/1/2035	475	468
Series 2021A, Rev., 4.00%, 6/1/2037	445	425
Series 2021A, Rev., 4.00%, 6/1/2039	465	433
Series 2021A, Rev., 4.00%, 6/1/2040	250	231
State of Maryland, State and Local Facilities Loan of 2017
Series 2017, GO, 5.00%, 3/15/2024	40	40
Series 2017, GO, 4.00%, 3/15/2030	7,260	7,480
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	12,783
Rev., GTD, 4.00%, 6/1/2048	10,870	10,537
Washington Suburban Sanitary Commission, Consolidated Public Improvement Rev., GTD, 5.00%, 6/1/2030	25	28
Total Maryland		68,796
Massachusetts — 2.6%
City of Lawrence, State Qualified Municipal Purpose Loan of 2022 Bonds GO, 4.00%, 6/1/2036	1,215	1,261
Commonwealth of Massachusetts Series A, GO, 5.00%, 7/1/2036	3,535	3,626
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,197
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2029	9,460	9,560
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	13,125	13,062
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,145	9,756
Series A, GO, 5.00%, 4/1/2033	10,000	10,663
Series 2017D, GO, 5.00%, 2/1/2036	40	42
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018A, GO, 5.00%, 1/1/2040	35	37
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Essex North Shore Agricultural and Technical School District, State Qualified School Bonds GO, 4.00%, 6/1/2043	35	34
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,331
Massachusetts Bay Transportation Authority, Sales Tax
Series 2017A-2, Rev., 5.00%, 7/1/2027	25	27
Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,670
Series A-1, Rev., 5.25%, 7/1/2033	5,000	6,008
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 4.38%, 7/1/2052	1,200	1,095
Massachusetts Development Finance Agency, Mass General Brigham Issue Series 2020A-2, Rev., 5.00%, 7/1/2029	75	83
Massachusetts Development Finance Agency, Milford Regional Medical Center
Series 2020G, Rev., 5.00%, 7/15/2024 (d)	130	131
Series 2020G, Rev., 5.00%, 7/15/2025 (d)	120	119
Series 2020G, Rev., 5.00%, 7/15/2027 (d)	320	318
Series 2020G, Rev., 5.00%, 7/15/2029 (d)	600	590
Series 2020G, Rev., 5.00%, 7/15/2031 (d)	675	653
Series 2020G, Rev., 5.00%, 7/15/2032 (d)	400	386
Massachusetts Development Finance Agency, Salem Community Corp. Rev., 5.13%, 1/1/2040	410	370
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2029	440	462
Rev., 5.00%, 7/1/2030	720	755
Rev., 5.00%, 7/1/2031	620	650
Rev., 5.00%, 7/1/2032	770	805
Rev., 5.00%, 7/1/2033	800	835
Rev., 5.00%, 7/1/2034	550	572
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,386
Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,260
Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,306
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,223
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured, Subordinated Series 2019C, Rev., 5.00%, 1/1/2035	40	44
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,167
Series C, Rev., 5.00%, 8/1/2030	55	59
Series B, Rev., AGM, 5.25%, 8/1/2036	20	24
Town of Stoughton, Municipal Purpose Loan GO, 4.00%, 10/15/2038	50	50
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	115
Total Massachusetts		86,732
Michigan — 1.2%
Bendle Public School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2035	40	40
Cadillac Area Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2041	45	48
Caledonia Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2044	70	67
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2035	555	572
Series 2021A, GO, 5.00%, 4/1/2037	475	484
City of Grand Rapids, Sanitary Sewer System
Rev., 5.00%, 1/1/2029	350	362
Rev., 5.00%, 1/1/2033	1,400	1,446
Rev., 5.00%, 1/1/2036	160	176
Rev., 5.00%, 1/1/2038	35	37
County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	91
Dansville Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2039	25	25
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project
Rev., 4.00%, 5/15/2027	2,365	2,281
Rev., 5.00%, 5/15/2037	4,575	4,306
Grand Rapids Public Schools, Unlimited Tax
GO, AGM, 5.00%, 11/1/2032	1,500	1,635
GO, AGM, 5.00%, 11/1/2034	1,045	1,129
GO, AGM, 5.00%, 11/1/2037	1,750	1,853
Grosse Pointe Public School System GO, 5.00%, 5/1/2035	45	49
Hartford Public Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2037	35	35
Holland School District GO, AGM, 4.00%, 5/1/2035	25	25
Holt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	45	49
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Hudsonville Public Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	28
Huron School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2044	35	37
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project Series 2020B-1, Rev., 2.88%, 5/15/2026	170	161
Lansing Community College, Building and Site, Limited Tax
GO, 5.00%, 5/1/2030	600	646
GO, 5.00%, 5/1/2032	635	684
Lawrence Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2026	30	30
Macomb Interceptor Drain Drainage District, Limited Tax GTD, 5.00%, 5/1/2028	85	92
Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	476
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2024	15	15
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2036	1,900	1,838
Michigan Finance Authority, Kettering University Project Rev., 4.00%, 9/1/2045	500	436
Michigan Finance Authority, Lawrence Technological University Obligated Group
Rev., 4.00%, 2/1/2027	50	48
Rev., 4.00%, 2/1/2032	95	88
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project Series D-4, Rev., 5.00%, 7/1/2034	50	51
Michigan Finance Authority, Trinity Health Credit Group
Series 2019MI-1, Rev., 5.00%, 12/1/2024	30	31
Series 2017MI, Rev., 5.00%, 12/1/2027	50	53
Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	133
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,751
Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	136
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	978
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 1999B-4, Rev., 5.00%, 11/15/2027	50	51
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (c)	1,125	1,114
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	39

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2029	1,700	1,681
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2037	2,360	2,221
Plymouth-Canton Community School District Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	50
Roseville Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	27
South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	25
State of Michigan Trunk Line Series 2020B, Rev., 4.00%, 11/15/2039	5,280	5,282
State of Michigan, Environmental Program Series 2014A, GO, 5.00%, 12/1/2028	4,300	4,374
University of Michigan
Series 2019A, Rev., 5.00%, 4/1/2029	25	28
Rev., 5.00%, 4/1/2031	15	16
Utica Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	27
Warren Consolidated Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2034	25	26
Waterford School District GO, Q-SBLF, 4.00%, 5/1/2032	40	41
West Ottawa Public Schools, Unlimited Tax
GO, AGM, 4.00%, 11/1/2039	1,055	1,042
GO, AGM, 4.00%, 11/1/2040	700	690
Total Michigan		42,117
Minnesota — 0.6%
Chisholm Independent School District No. 695
Series 2023A, GO, Zero Coupon, 2/1/2035	950	604
Series 2023A, GO, Zero Coupon, 2/1/2036	845	504
Series 2023A, GO, Zero Coupon, 2/1/2037	615	345
Series 2023A, GO, Zero Coupon, 2/1/2038	825	432
City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	10
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	5,879
Series 2018A, Rev., 4.00%, 11/15/2038	750	702
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	1,667
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,004
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	26
City of Woodbury, Charter School Lease
Series 2020A, Rev., 3.00%, 12/1/2030	230	204
Series 2020A, Rev., 4.00%, 12/1/2040	200	168
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	355	322
Series 2021A, Rev., 4.00%, 7/1/2041	445	348
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 4.00%, 7/1/2031	800	730
Series 2021A, Rev., 4.00%, 7/1/2036	1,500	1,252
Series 2021A, Rev., 4.00%, 7/1/2041	430	335
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	215	216
Series 2019B, COP, 5.00%, 2/1/2025	190	194
Series 2019B, COP, 5.00%, 2/1/2026	200	207
Series 2019B, COP, 5.00%, 2/1/2027	185	194
Series 2019B, COP, 5.00%, 2/1/2028	175	187
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,498
Lakeville Independent School District No. 194 Series 2020B, COP, 4.00%, 4/1/2026	140	142
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2019C, Rev., 5.00%, 1/1/2026	100	104
Series A, Rev., 5.00%, 1/1/2026	25	26
Series A, Rev., 5.00%, 1/1/2027	85	90
Series A, Rev., 5.00%, 1/1/2032	35	37
Series 2019A, Rev., 5.00%, 1/1/2034	50	54
Minnesota Municipal Gas Agency
Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2026	1,000	997
Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	535	532
Round Lake-Brewster Independent School District No. 2907
Series 2023A, GO, 5.00%, 2/1/2035	765	866
Series 2023A, GO, 5.00%, 2/1/2036	575	642
Series 2023A, GO, 5.00%, 2/1/2037	725	798
Series 2023A, GO, 5.00%, 2/1/2038	440	478
Total Minnesota		21,794
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — 1.2%
City of Tupelo GO, 4.00%, 12/1/2030	45	46
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2025	35	36
Mississippi Development Bank, Department of Transportation, Industrial Development Authority Series A, Rev., 5.00%, 1/1/2026	35	36
Mississippi Development Bank, Public Improvement Rev., 4.00%, 3/1/2025	100	100
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (b)	5,030	5,166
Series 2018A, GO, 5.00%, 11/1/2026 (b)	11,595	12,254
Series 2019B, GO, 5.00%, 10/1/2033	30	33
Series 2018A, GO, 4.00%, 11/1/2038	21,155	20,952
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2025	2,250	2,305
Total Mississippi		40,928
Missouri — 0.8%
City of Bridgeton Series 2021A, Rev., 4.00%, 12/1/2031	115	118
City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	5
City of Kansas Series 2023A, Rev., 4.00%, 12/1/2047	1,750	1,660
County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	25	25
Health and Educational Facilities Authority of the State of Missouri Rev., 5.00%, 9/1/2028	1,355	1,376
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	224
Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group Series 2019A, Rev., 5.00%, 11/15/2032	135	143
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	553
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,426
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	997
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	953
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	100	105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2024	300	301
Rev., 5.00%, 9/1/2025	315	317
Rev., 5.00%, 9/1/2026	620	627
Rev., 5.00%, 9/1/2031	100	101
Industrial Development Authority of the City of St Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	2,815	2,747
Jefferson City School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2025	35	36
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project
Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,325
Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,387
Series 2019B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,910
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2015B, Rev., 5.00%, 5/1/2031	530	542
Series 2015B, Rev., 5.00%, 5/1/2032	1,900	1,945
Series 2015B, Rev., 5.00%, 5/1/2033	3,185	3,260
Series 2015B, Rev., 5.00%, 5/1/2034	1,670	1,709
Series 2015B, Rev., 5.00%, 5/1/2035	2,125	2,175
Pattonville-Bridgeton Terrace Fire Protection District GO, 4.00%, 11/1/2025	25	25
Total Missouri		26,992
Montana — 0.5%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	314
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,082
Series 2019A, Rev., 5.00%, 7/1/2030	690	746
Series 2019A, Rev., 5.00%, 7/1/2031	870	939
Series 2019A, Rev., 5.00%, 7/1/2032	720	777
Series 2019A, Rev., 5.00%, 7/1/2033	565	609
Series 2019A, Rev., 5.00%, 7/1/2034	545	587
Series 2019A, Rev., 5.00%, 7/1/2035	550	590
Series 2019A, Rev., 5.00%, 7/1/2036	800	853
Series 2019A, Rev., 5.00%, 7/1/2038	850	897
Series 2019A, Rev., 5.00%, 7/1/2039	840	884
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	3,235
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (d)	2,000	1,804
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	41

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Montana — continued
Gallatin County School District No. 44 Belgrade, School Building
GO, 4.00%, 6/1/2029	290	301
GO, 4.00%, 6/1/2030	230	238
GO, 4.00%, 6/1/2031	220	228
GO, 4.00%, 6/1/2032	255	263
GO, 4.00%, 6/1/2033	155	160
GO, 4.00%, 6/1/2034	175	180
GO, 4.00%, 6/1/2035	270	277
GO, 4.00%, 6/1/2037	410	412
GO, 4.00%, 6/1/2038	375	367
GO, 4.00%, 6/1/2039	385	374
Montana Facility Finance Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2038	465	458
Montana State Board of Regents, Montana State University Series 2019B, Rev., 5.00%, 11/15/2028	55	60
Total Montana		16,635
Nebraska — 1.5%
Central Plains Energy Project Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	2,500	2,548
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2042	1,500	1,526
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	9,000	9,023
City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	154
City of Lincoln, Electric System
Series 2020A, Rev., 5.00%, 9/1/2025	40	41
Series 2020A, Rev., 5.00%, 9/1/2033	30	33
City of Lincoln, Water Rev., 5.00%, 8/15/2028	105	115
City of Omaha, Sanitary Sewerage System Rev., 5.00%, 11/15/2031	1,825	1,856
City of Omaha, Various Purpose GO, 4.00%, 4/15/2034	75	77
County of Cherry, Limited Tax GO, 3.00%, 12/15/2023	15	15
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 5.00%, 11/15/2026	400	417
Series 2020A, Rev., 5.00%, 11/15/2029	285	309
Series 2020A, Rev., 5.00%, 11/15/2030	225	247
Series 2020A, Rev., 5.00%, 11/15/2031	275	300
Series 2020A, Rev., 5.00%, 11/15/2033	625	679
Series 2020A, Rev., 5.00%, 11/15/2034	600	650
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Series 2020A, Rev., 4.00%, 11/15/2035	550	548
Series 2020A, Rev., 4.00%, 11/15/2036	425	419
Series 2020A, Rev., 4.00%, 11/15/2037	525	508
Series 2020A, Rev., 4.00%, 11/15/2038	600	566
Series 2020A, Rev., 4.00%, 11/15/2039	600	561
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine Rev., 5.00%, 5/15/2031	25	26
Douglas County School District No. 001, Omaha Public
GO, 4.00%, 12/15/2041	10,000	9,689
GO, 4.00%, 12/15/2042	10,000	9,612
Douglas County School District No. 010, Elkhorn Public Schools
GO, 5.00%, 12/15/2027	175	189
GO, 5.00%, 12/15/2028	180	198
GO, 5.00%, 12/15/2029	250	279
GO, 5.00%, 12/15/2030	450	503
GO, 5.00%, 12/15/2031	325	364
GO, 4.00%, 12/15/2032	165	169
GO, 4.00%, 12/15/2033	185	190
GO, 4.00%, 12/15/2034	350	359
GO, 4.00%, 12/15/2035	350	356
Municipal Energy Agency of Nebraska, Power Supply System Series 2022A, Rev., 5.00%, 4/1/2030	180	199
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2033	150	152
Series 2019A, Rev., 4.00%, 1/1/2034	1,000	1,012
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,246
Series 2019A, Rev., 4.00%, 1/1/2037	1,000	975
Omaha Public Power District, Electric System
Series 2019A, Rev., 5.00%, 2/1/2031	35	38
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,338
Series 2017A, Rev., 5.00%, 2/1/2036	1,750	1,862
Series 2017A, Rev., 5.00%, 2/1/2037	2,000	2,117
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2016A, Rev., 5.00%, 1/1/2034	500	518
Total Nebraska		51,983
Nevada — 1.0%
Clark County School District Series 2020A, GO, AGM, 4.00%, 6/15/2039	1,215	1,187
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
Clark County School District, Limited Tax Series 2017A, GO, 5.00%, 6/15/2026	2,080	2,172
Clark County Water Reclamation District
Series 2023, GO, 5.00%, 7/1/2040	11,105	12,181
Series 2023, GO, 5.00%, 7/1/2041	5,000	5,420
Series 2023, GO, 5.00%, 7/1/2053	10,000	10,629
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	110	115
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax Series 2015A, GO, 4.00%, 7/1/2033	75	76
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility
Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	202
Series 2015C, Rev., 5.00%, 7/1/2027	195	208
County of Clark, Stadium Improvement, Limited Tax Series 2018A, GO, 5.00%, 6/1/2028	1,165	1,266
County of Washoe, Fuel Tax
Rev., 5.00%, 2/1/2036	80	86
Rev., 5.00%, 2/1/2042	150	157
Las Vegas Valley Water District, Limited Tax Series 2019A, GO, 5.00%, 6/1/2030	40	44
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2031	25	26
Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	46
Total Nevada		33,815
New Hampshire — 0.1%
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,197
New Jersey — 4.2%
Bergen County Improvement Authority (The), Guaranteed Governmental Loan Rev., GTD, 5.00%, 8/15/2034	50	55
Freehold Township Board of Education GO, 4.00%, 7/15/2025	85	86
New Jersey Economic Development Authority, Motor Vehicle Surcharges Series 2017A, Rev., 4.00%, 7/1/2034	325	326
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2029	1,970	2,139
Series 2021QQQ, Rev., 4.00%, 6/15/2034	500	512
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,081
Series 2021QQQ, Rev., 4.00%, 6/15/2035	400	407
Series 2021QQQ, Rev., 4.00%, 6/15/2036	575	582
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,292
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,501
Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,224
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2024	10,880	10,999
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,973
Series A, Rev., 5.00%, 6/15/2031	11,500	11,953
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,140
Series 2020AA, Rev., 4.00%, 6/15/2035	870	884
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,772
Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	990
Series 2022A, Rev., 4.00%, 6/15/2041	2,000	1,932
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	2,875
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	104
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 4.00%, 6/1/2031	28,340	29,672
Series 2020A, GO, 4.00%, 6/1/2032	28,260	29,582
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2024	7,645	7,715
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,534
Series 2018A, Rev., 5.00%, 6/1/2028	3,000	3,207
Series 2018A, Rev., 5.00%, 6/1/2029	4,500	4,814
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,004
Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	35
Township of North Brunswick, General Improvement GO, 4.00%, 7/1/2039	1,540	1,522
Washington Borough Board of Education Series 2021, GO, AGM, 4.00%, 7/15/2031	25	27
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	43

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Watchung School District
GO, 4.00%, 3/1/2039	420	415
GO, 4.00%, 3/1/2041	960	938
Total New Jersey		141,292
New Mexico — 0.2%
Albuquerque Municipal School District No. 12, School Building
GO, 5.00%, 8/1/2030	800	870
GO, 5.00%, 8/1/2031	850	923
GO, 5.00%, 8/1/2032	1,050	1,139
GO, 5.00%, 8/1/2033	1,385	1,501
GO, 5.00%, 8/1/2035	1,980	2,130
City of Santa Fe, Water Utility System Rev., 4.00%, 6/1/2031	50	51
County of Bernalillo Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	670	704
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt Series 2019C-1, Rev., 4.00%, 6/15/2035	25	26
State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	182
Total New Mexico		7,526
New York — 14.3%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 4.00%, 7/1/2031	685	627
Rev., 4.00%, 7/1/2036	1,440	1,225
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project
Series 2020A, Rev., 4.00%, 11/1/2035	515	495
Series 2020A, Rev., 4.00%, 11/1/2040	1,035	930
Build NYC Resource Corp., Global Community Charter School
Series 2022A, Rev., 4.00%, 6/15/2032	135	128
Series 2022A, Rev., 5.00%, 6/15/2042	365	347
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 5.00%, 7/1/2032	100	104
Series 2022A, Rev., 5.00%, 7/1/2042	300	296
Series 2022A, Rev., 5.00%, 7/1/2052	350	333
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041 (d)	240	191
Series 2021A, Rev., 4.00%, 6/15/2051 (d)	320	230
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of Buffalo Series 2021A, GO, 5.00%, 4/1/2026	50	52
City of New York
Series 2023E, GO, 4.00%, 4/1/2042	18,840	18,215
Series 2023E, SubseriesE-1, GO, 4.00%, 4/1/2045	17,240	16,504
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	9,589
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,273
City of New York, Fiscal Year 2020
Series 2020B-1, GO, 5.00%, 10/1/2033	25	27
Series 2020B-1, GO, 5.00%, 10/1/2039	90	95
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	2,000	1,890
City of Yonkers Series 2022C, GO, AGM, 5.00%, 3/15/2038	35	38
County of Suffolk
Series 2015B, GO, AGM, 5.00%, 10/1/2023	30	30
Series 2017D, GO, 5.00%, 10/15/2026	105	111
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	880	904
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	26
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2030	20	21
Series 2017A, Rev., 5.00%, 2/15/2037	50	52
Hyde Park Central School District GO, 4.00%, 6/15/2034	125	128
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,426
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,236
Metropolitan Transportation Authority
Series C-1, Rev., 5.25%, 11/15/2029	6,000	6,166
Series 2017C-1, Rev., 5.00%, 11/15/2030	4,885	5,156
Series C-1, Rev., 5.00%, 11/15/2035	3,000	3,045
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	45	47
Series B-1, Rev., 5.00%, 11/15/2025	150	156
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (d)	250	241
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022A, Rev., 5.63%, 7/1/2042 (d)	1,385	1,320
Monroe County Industrial Development Corp., Rochester Schools Modernization Project Rev., 5.00%, 5/1/2033	810	863
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2040 (d)	630	620
New York City Municipal Water Finance Authority Fiscal Year 2022 Series 2022BB-1, Rev., 4.00%, 6/15/2045	17,765	17,018
New York City Municipal Water Finance Authority, Water and Sewer System Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	4,873
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series 2015S-1, Rev., 5.00%, 7/15/2040	45	46
Series 2015S-2, Rev., 5.00%, 7/15/2040	50	51
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016
Series 2016S-1, Rev., 5.00%, 7/15/2029	30	31
Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	73
Series 2016S-1, Rev., 4.00%, 7/15/2036	45	45
Series 2016S-1, Rev., 5.00%, 7/15/2043	45	46
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018
Series S-2, Rev., 5.00%, 7/15/2030	25	27
Series S-2, Rev., 5.00%, 7/15/2031	45	48
Series 2018S-4, Rev., 5.00%, 7/15/2032	25	27
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	27
Series S-2A, Rev., 4.00%, 7/15/2037	5,000	4,974
Series 2019, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	191
New York City Transitional Finance Authority, Future Tax Secured
Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,542
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	3,700	3,552
Series 2022C-1, Rev., 4.00%, 2/1/2047	7,750	7,372
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series 2014B-1, Rev., 5.00%, 11/1/2026	40	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015B-1, Rev., 5.00%, 8/1/2029	55	56
Series 2015A-1, Rev., 5.00%, 8/1/2037	100	101
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016
Series 2016E-1, Rev., 5.00%, 2/1/2031	30	31
Series 2016E-1, Rev., 5.00%, 2/1/2035	7,295	7,528
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2030	5,685	6,018
Series 2017E1-1, Rev., 5.00%, 2/1/2031	1,410	1,486
Series 2017E1-1, Rev., 5.00%, 2/1/2032	7,000	7,371
Series 2017F-1, Rev., 5.00%, 5/1/2032	25	26
Series 2017E-1, Rev., 5.00%, 2/1/2033	10,000	10,515
Series 2017A-1, Rev., 4.00%, 5/1/2036	40	40
Series 2017E1-1, Rev., 5.00%, 2/1/2039	2,525	2,609
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2028	20	21
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2034	45	49
Series 2019C-1, Rev., 5.00%, 11/1/2035	65	70
Series 2019A-1, Rev., 5.00%, 8/1/2038	30	32
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018
Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	32
Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	26
Series C-3, Rev., 5.00%, 5/1/2039	70	74
Series C-3, Rev., 5.00%, 5/1/2041	2,100	2,198
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020
Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	135
Series 2020B-1, Rev., 5.00%, 11/1/2035	35	38
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015FF, Rev., 5.00%, 6/15/2031	5,000	5,143
Series 2015AA, Rev., 4.00%, 6/15/2044	25	24
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,258
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018
Series 2018EE, Rev., 5.00%, 6/15/2035	35	36
Series 2018FF, Rev., 5.00%, 6/15/2040	50	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	45

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Series 2019EE-2, Rev., 5.00%, 6/15/2040	35	37
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	14,705	14,756
Series 2020AA, Rev., 5.00%, 6/15/2040	25	27
Series 2020, Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	149
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	1,832
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2025	805	736
Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,099
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,267
Series B, Rev., Zero Coupon, 11/15/2028	1,960	1,589
Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,519
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,352
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,392
Series B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	2,349
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., AGM-CR, 3.00%, 2/15/2042	3,345	2,581
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,432
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,137
New York State Dormitory Authority Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,418
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	725	650
New York State Dormitory Authority, Cornell University Series 2019A, Rev., 5.00%, 7/1/2025	65	67
New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	3,714
New York State Dormitory Authority, New York University
Series 2016A, Rev., 5.00%, 7/1/2024	50	51
Series 2017A, Rev., 4.00%, 7/1/2035	25	25
Series 2017A, Rev., 4.00%, 7/1/2036	75	76
Series 2019A, Rev., 5.00%, 7/1/2036	45	49
Series 2017A, Rev., 4.00%, 7/1/2037	45	45
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2016A, Rev., 5.00%, 7/1/2039	140	145
Series 2019A, Rev., 5.00%, 7/1/2039	25	27
Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,369
Series 2019A, Rev., 4.00%, 7/1/2045	13,000	12,433
New York State Dormitory Authority, Rockefeller University Series 2020A, Rev., 5.00%, 7/1/2053	2,500	2,646
New York State Dormitory Authority, School Districts Financing Program
Series 2019A, Rev., 5.00%, 4/1/2028	80	86
Series 2018A, Rev., 5.00%, 10/1/2030	25	26
Series 2018A, Rev., 5.00%, 10/1/2031	75	79
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 2/15/2024 (b)	20,015	20,166
Series 2014A, Rev., 5.00%, 2/15/2028	10,000	10,063
Series 2015E, Rev., 5.00%, 3/15/2030	30	31
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	20,145
Series 2019A, Rev., 5.00%, 3/15/2033	95	104
Series 2017B, Rev., 5.00%, 2/15/2042	30	31
Series 2019A, Rev., 5.00%, 3/15/2042	25	26
Series 2019A, Rev., 5.00%, 3/15/2043	95	100
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2028	25	25
Series 2015B, Rev., 5.00%, 3/15/2029	45	46
Series 2018C, Rev., 5.00%, 3/15/2029	40	43
Series 2016A, Rev., 5.00%, 3/15/2032	35	37
Series 2016A, Rev., 5.00%, 3/15/2033	70	73
Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,508
Series 2015B, Rev., 5.00%, 3/15/2038	80	82
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,110
Series 2015B, Rev., 5.00%, 3/15/2039	2,505	2,558
Series 2018E, Rev., 5.00%, 3/15/2041	225	236
Series 2018A, Rev., 5.00%, 3/15/2044	30	31
New York State Dormitory Authority, State University Dormitory Facilities
Series 2018A, Rev., 5.00%, 7/1/2029	1,000	1,085
Series 2017A, Rev., 5.00%, 7/1/2030	750	799
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,376
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	4,807
Series 2018A, Rev., 5.00%, 7/1/2032	3,130	3,393
Series 2017A, Rev., 5.00%, 7/1/2037	230	241
New York State Dormitory Authority, State University of New York Dormitory Facilities
Series 2017A, Rev., 5.00%, 7/1/2027 (b)	5	5
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2017A, Rev., 5.00%, 7/1/2042	20	21
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2017E, Rev., 4.00%, 6/15/2037	40	40
Series 2018B, Rev., 5.00%, 6/15/2043	50	53
New York State Environmental Facilities Corp., State Revolving Fund Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,556
New York State Environmental Facilities Corp., State Revolving Funds Series 2014B, Rev., 5.00%, 5/15/2027	3,130	3,162
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2027	1,250	1,327
Series 2019B, Rev., 4.00%, 1/1/2039	5,000	4,849
Series 2019B, Rev., 4.00%, 1/1/2045	3,900	3,632
New York State Thruway Authority, Personal Income Tax Series 2022A, Rev., 5.00%, 3/15/2041	12,000	12,941
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2016A, Rev., 5.00%, 3/15/2024	10	10
Series 2013C, Rev., 5.00%, 3/15/2032	30	30
Series 2015A, Rev., 5.00%, 3/15/2033	60	62
Series 2019A, Rev., 5.00%, 3/15/2035	25	27
Series 2019A, Rev., 5.00%, 3/15/2037	35	37
Series 2019A, Rev., 5.00%, 3/15/2038	45	48
Series 2019A, Rev., 5.00%, 3/15/2041	70	74
New York State Urban Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2039	13,555	14,424
Series 2021A, Rev., 4.00%, 3/15/2046	2,000	1,911
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	5,000	5,042
Rev., AMT, 5.00%, 1/1/2029	1,400	1,438
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,602
Rev., AMT, 5.00%, 1/1/2034	9,885	10,153
Rev., AMT, 5.00%, 10/1/2035	3,920	4,041
Rev., AMT, 5.00%, 10/1/2040	5,350	5,398
Rev., AMT, 4.38%, 10/1/2045	1,690	1,587
Port Authority of New York and New Jersey, Consolidated
Series 207, Rev., AMT, 5.00%, 9/15/2033	800	836
Series 209, Rev., 5.00%, 7/15/2035	125	134
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 224, Rev., 4.00%, 7/15/2041	220	217
Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	2,817
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,143
Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	70
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (b)	80	81
Triborough Bridge and Tunnel Authority Series 2018D, Rev., 4.00%, 11/15/2038	4,000	3,969
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.00%, 5/15/2048	7,910	7,524
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2016A, Rev., 5.00%, 11/15/2023	20	20
Series 2017C-1, Rev., 5.00%, 11/15/2025	150	156
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,193
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien Series 2023B, Rev., 5.00%, 11/15/2030	7,500	8,447
Utility Debt Securitization Authority
Rev., 5.00%, 12/15/2037	5,250	5,406
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,259
Utility Debt Securitization Authority, Federally Tax-Exempt Series 2013TE, Rev., 5.00%, 12/15/2032	3,500	3,512
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2037	260	258
Series 2022B, Rev., 5.00%, 1/1/2041	250	242
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026 (d)	3,765	3,586
Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (d)	13,350	12,446
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (d)	10,450	8,838
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.00%, 7/1/2040	1,000	817
Total New York		484,807
North Carolina — 0.8%
City of Charlotte Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,105
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	47

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
City of Charlotte, Airport Special Facilities, Charlotte Douglas International Airport
Series 2019A, Rev., 5.00%, 7/1/2031	25	27
Series A, Rev., 5.00%, 7/1/2034	25	27
City of High Point, Combined Water and Sewer System Rev., 5.00%, 11/1/2028	25	27
City of Wilmington Series 2014A, Rev., 5.00%, 6/1/2028	400	405
County of Buncombe, Limited Obligation Series 2020A, Rev., 5.00%, 6/1/2033	25	28
County of Onslow, Public Facilities Company Ltd., Limited Obligation Rev., 5.00%, 10/1/2026	25	26
County of Wake Series 2023B, Rev., 5.00%, 4/1/2038	1,865	2,082
North Carolina Capital Facilities Finance Agency, High Point University Rev., 4.00%, 5/1/2033	2,210	2,234
North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc. Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,458
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	629
North Carolina Medical Care Commission, The Forest at Duke Project Rev., 4.00%, 9/1/2041	415	348
North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group Series 2020A, Rev., 4.00%, 10/1/2040	600	518
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2026	30	31
Series 2020B, Rev., 5.00%, 5/1/2029	25	28
Series 2020B, Rev., 5.00%, 5/1/2031	75	84
State of North Carolina Rev., 5.00%, 3/1/2033	15,345	16,818
University of North Carolina at Charlotte (The) Rev., 5.00%, 10/1/2029	45	48
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2034	1,240	1,354
Rev., 4.00%, 2/1/2040	500	466
Total North Carolina		27,743
North Dakota — 0.0% ^
City of Fargo Series 2014E, GO, 5.00%, 5/1/2025	290	293
Ohio — 1.6%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group
Rev., 5.00%, 11/15/2028	130	136
Rev., 5.00%, 11/15/2029	275	290
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Rev., 5.00%, 11/15/2030	350	372
Rev., 5.00%, 11/15/2031	300	319
Rev., 5.00%, 11/15/2032	350	372
American Municipal Power, Inc., Solar Electricity Prepayment Project
Series 2019A, Rev., 5.00%, 2/15/2024	225	226
Series 2019A, Rev., 5.00%, 2/15/2025	160	163
Series 2019A, Rev., 5.00%, 2/15/2026	200	207
Series 2019A, Rev., 5.00%, 2/15/2027	250	263
Series 2019A, Rev., 5.00%, 2/15/2028	125	133
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Rev., 4.00%, 6/1/2038	4,000	3,910
City of Cincinnati, Water System Series B, Rev., 5.00%, 12/1/2023	30	30
City of Huber Heights, Limited Tax, Various Purpose GO, 5.00%, 12/1/2032	25	26
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 8/1/2034	355	380
Series 2020A, Rev., 4.00%, 8/1/2041	905	799
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
Rev., 5.00%, 7/1/2031	200	222
Rev., 5.00%, 7/1/2032	225	250
Rev., 5.00%, 7/1/2033	250	277
Rev., 5.00%, 7/1/2034	200	221
Rev., 5.00%, 7/1/2035	200	219
Rev., 5.00%, 7/1/2036	300	325
Rev., 4.00%, 7/1/2037	200	197
Rev., 4.00%, 7/1/2038	250	242
Rev., 4.00%, 7/1/2039	280	265
Rev., 4.00%, 7/1/2040	200	186
Rev., 4.00%, 7/1/2046	750	642
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,128
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022A, Rev., 5.00%, 5/15/2032	1,105	1,053
County of Franklin, Health Care Facilities, Ohio Living Communities
Series 2020B, Rev., 4.00%, 7/1/2028	225	215
Series 2020B, Rev., 4.00%, 7/1/2029	265	251
Series 2020B, Rev., 4.00%, 7/1/2030	875	823
Series 2020B, Rev., 4.00%, 7/1/2031	925	864
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,333
Series 2020B, Rev., 4.00%, 7/1/2033	385	354
Series 2020B, Rev., 4.00%, 7/1/2034	475	432
Series 2020B, Rev., 4.00%, 7/1/2035	365	326
Series 2020B, Rev., 5.00%, 7/1/2040	5,290	4,977
County of Hamilton, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2025	50	52
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	175	167
Rev., 5.00%, 5/1/2030	500	472
County of Montgomery, Dayton Children's Hospital Rev., 4.00%, 8/1/2046	950	849
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series 2019A, Rev., 5.00%, 7/1/2031	250	261
Series 2019A, Rev., 4.00%, 7/1/2033	920	908
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014A, Rev., 2.40%, 10/1/2029 (c)	1,820	1,565
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2027	325	329
Rev., 5.00%, 9/1/2028	340	346
Rev., 5.00%, 9/1/2029	360	367
Rev., 5.00%, 9/1/2031	395	404
Rev., 5.00%, 9/1/2032	420	428
Rev., 5.75%, 9/1/2037	1,400	1,446
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2
Rev., 5.00%, 12/1/2027	500	506
Rev., 5.00%, 12/1/2032	395	407
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2024	100	97
Rev., 3.00%, 11/1/2025	605	573
Rev., 3.00%, 11/1/2026	585	543
Rev., 3.00%, 11/1/2027	645	588
Rev., 3.00%, 11/1/2028	655	586
Rev., 5.00%, 11/1/2034	1,520	1,475
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project Series 2018B, Rev., 5.00%, 12/1/2029	1,105	1,175
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	729
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Rev., 5.00%, 3/1/2034	3,000	3,013
Ohio Higher Educational Facility Commission, Xavier University 2020 Project Rev., 4.00%, 5/1/2037	595	561
Ohio State University (The), General Receipts Series 2010D, Rev., 5.00%, 12/1/2028	20	22
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2030	50	54
Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	58
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2029	25	27
Series 2019B, Rev., 5.00%, 12/1/2035	55	61
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project Rev., 3.75%, 12/1/2031 (d)	245	224
State of Ohio Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,629
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects Series 2017A, Rev., 5.00%, 4/1/2027 (b)	760	811
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	37
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2032	170	182
State of Ohio, Higher Education Series 2018A, GO, 5.00%, 2/1/2024	25	25
State of Ohio, Major New Infrastructure Project Series 2018-1, Rev., 5.00%, 12/15/2029	7,000	7,338
Total Ohio		52,743
Oklahoma — 0.1%
Grand River Dam Authority Series 2016A, Rev., 5.00%, 6/1/2031	60	63
Oklahoma Capitol Improvement Authority Series 2014C, Rev., 5.00%, 7/1/2024	25	25
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2025	510	524
Rev., 5.00%, 10/1/2026	500	522
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2025	800	795
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	49

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Turnpike Authority, Second Senior Series 2017C, Rev., 5.00%, 1/1/2036	25	26
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,047
Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	30
University of Oklahoma (The), Tax Exempt Series 2014C, Rev., 5.00%, 7/1/2031	50	50
Total Oklahoma		4,082
Oregon — 0.9%
City of Portland, 4th and Montgomery and Streetcar Projects Series 2019A, GO, 5.00%, 2/1/2035	650	713
City of Portland, Sewer System, Second Lien
Series 2019A, Rev., 5.00%, 3/1/2031	85	95
Series 2023A, Rev., 5.00%, 12/1/2043	1,040	1,132
City of Portland, Water System, Second Lien Series 2020A, Rev., 5.00%, 5/1/2031	45	50
City of Tualatin GO, 5.00%, 6/15/2028	60	65
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2024	200	202
Series 2020A, Rev., 5.00%, 10/1/2026	125	128
Series 2020A, Rev., 5.00%, 10/1/2027	150	155
Series 2020A, Rev., 5.00%, 10/1/2028	175	182
Series 2020A, Rev., 5.00%, 10/1/2029	300	315
Series 2020A, Rev., 5.00%, 10/1/2030	300	317
Series 2020A, Rev., 5.00%, 10/1/2035	140	147
Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,188
Oregon State Lottery
Series C, Rev., 5.00%, 4/1/2024	25	25
Series 2015C, Rev., 5.00%, 4/1/2026	200	205
Series A, Rev., 5.00%, 4/1/2027	100	101
Series A, Rev., 5.00%, 4/1/2031	1,900	2,020
Series A, Rev., 5.00%, 4/1/2032	1,750	1,859
Series A, Rev., 5.00%, 4/1/2033	3,500	3,715
Series A, Rev., 5.00%, 4/1/2035	2,470	2,609
Port of Portland, International Airport Series 27A, Rev., AMT, 4.00%, 7/1/2039	2,500	2,381
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2040	375	308
State of Oregon, Article XI-G State Projects
Series L, GO, 5.00%, 8/1/2035	1,930	2,050
Series L, GO, 5.00%, 8/1/2036	1,975	2,086
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued
State of Oregon, Article XI-Q State Projects Series F, GO, 5.00%, 5/1/2032	2,885	3,016
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2038	40	43
Tualatin Valley Water District Series 2023, Rev., 5.00%, 6/1/2045	3,265	3,549
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2047	1,000	951
Washington and Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2024 (b)	105	106
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021A, Rev., 5.00%, 11/15/2036	305	270
Series 2021A, Rev., 5.00%, 11/15/2046	770	603
Series 2021A, Rev., 5.00%, 11/15/2051	550	417
Yamhill County School District No. 40 McMinnville
GO, 4.00%, 6/15/2029	5	5
GO, 4.00%, 6/15/2035	75	76
Total Oregon		31,084
Pennsylvania — 3.8%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	40	40
Allegheny County Higher Education Building Authority, Chatham University
Rev., 5.00%, 9/1/2026	130	131
Rev., 5.00%, 9/1/2027	250	253
Series 2022, Rev., 5.00%, 9/1/2028	655	664
Rev., 5.00%, 9/1/2029	740	748
Rev., 5.00%, 9/1/2030	770	777
Rev., 5.00%, 9/1/2031	360	362
Rev., 5.00%, 9/1/2032	380	379
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	7,385
Series 2018A, Rev., 5.00%, 4/1/2029	8,785	9,223
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,234
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	3,974
Allegheny County Sanitary Authority, Sewer Rev., AGM, 4.00%, 12/1/2035	5	5
Allentown City School District, Limited Tax
Series 2019B, GO, 5.00%, 2/1/2029	3,110	3,345
Series 2019B, GO, 5.00%, 2/1/2030	4,300	4,608
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Bucks County Industrial Development Authority, Grand View Hospital Project
Rev., 5.00%, 7/1/2026	450	445
Rev., 5.00%, 7/1/2027	475	470
Rev., 5.00%, 7/1/2028	500	496
Rev., 5.00%, 7/1/2029	500	495
Rev., 5.00%, 7/1/2030	675	668
Rev., 5.00%, 7/1/2031	1,150	1,139
Rev., 5.00%, 7/1/2032	500	494
Rev., 5.00%, 7/1/2033	1,170	1,154
Rev., 5.00%, 7/1/2034	1,300	1,277
Rev., 5.00%, 7/1/2035	1,055	1,024
Cambria County General Financing Authority, Mount Aloysius Project Series 2021TT-4, Rev., 4.00%, 11/1/2036	535	483
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2034	400	443
Rev., 5.00%, 12/1/2035	175	193
Rev., 5.00%, 12/1/2036	305	334
Rev., 5.00%, 12/1/2037	450	489
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program Series 2021TT-1, Rev., 4.00%, 5/1/2036	100	90
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	260
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	1,275	1,287
Rev., 5.00%, 6/1/2025	1,875	1,918
Rev., 5.00%, 6/1/2026	1,120	1,159
Rev., 5.00%, 6/1/2027	1,500	1,574
Rev., 5.00%, 6/1/2028	2,620	2,788
Rev., 5.00%, 6/1/2029	1,120	1,192
Commonwealth of Pennsylvania
Series 1, GO, 5.00%, 6/15/2024 (b)	50	51
Series 2018A, COP, 5.00%, 7/1/2028	400	431
Series 2018A, COP, 5.00%, 7/1/2029	300	323
Series 2018A, COP, 5.00%, 7/1/2030	375	405
Series 2018A, COP, 5.00%, 7/1/2031	425	457
Series 1, GO, 4.00%, 4/1/2033	5,000	5,002
Series 2018A, COP, 5.00%, 7/1/2034	450	482
County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	52
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
County of Berks GO, 5.00%, 11/15/2023	20	20
County of Cambria
Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	510
Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	510
Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	712
County of Chester GO, 4.00%, 7/15/2036	20	20
Delaware County Authority, Haverford College
Series 2017A, Rev., 5.00%, 10/1/2026	30	32
Series 2017A, Rev., 5.00%, 10/1/2042	70	72
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	2,000	2,066
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	1,773
Rev., 5.00%, 7/15/2030	2,000	2,083
Rev., 5.00%, 7/15/2031	1,450	1,509
Rev., 5.00%, 7/15/2032	1,525	1,586
Rev., 5.00%, 7/15/2034	1,675	1,741
Rev., 4.00%, 7/15/2043	5,670	5,098
Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	54
Erie City Water Authority
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,360
Series 2019B, Rev., AGM, 5.00%, 12/1/2033	800	879
Series 2018D, Rev., 4.00%, 12/1/2036	35	35
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,232
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	316
Series 2021A, Rev., 4.00%, 5/1/2041	890	708
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2027	815	821
Rev., 5.00%, 4/1/2029	815	826
Rev., 5.00%, 4/1/2030	760	771
Rev., 5.00%, 4/1/2031	705	715
Rev., 5.00%, 4/1/2032	945	956
Rev., 5.00%, 4/1/2033	920	929
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,290
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,829
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	51

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	244
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project
Rev., 4.00%, 12/1/2025	150	149
Rev., 4.00%, 12/1/2026	150	149
Rev., 4.00%, 12/1/2027	200	199
Rev., 4.00%, 12/1/2028	205	204
Rev., 4.00%, 12/1/2029	250	249
Rev., 4.00%, 12/1/2030	300	298
Rev., 4.00%, 12/1/2031	300	298
Rev., 4.00%, 12/1/2032	435	432
Rev., 4.00%, 12/1/2033	400	395
Rev., 4.00%, 12/1/2034	165	162
Rev., 4.00%, 12/1/2035	175	170
Rev., 4.00%, 12/1/2036	175	167
Rev., 4.00%, 12/1/2037	100	94
Rev., 4.00%, 12/1/2038	100	93
Nazareth Area School District
Series 2017D, GO, 5.00%, 11/15/2025 (b)	1,800	1,868
Series 2017E, GO, 5.00%, 11/15/2025 (b)	810	840
North Allegheny School District, Limited Tax GO, 4.00%, 5/1/2038	40	40
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	5,645	5,702
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series A, Rev., 5.00%, 10/1/2023	30	30
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2031	50	55
Rev., 5.00%, 8/15/2040	100	101
Pennsylvania Turnpike Commission
Series 2023, Rev., 5.00%, 12/1/2038	330	357
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,202
Series 2023, Rev., 5.00%, 12/1/2039	320	345
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,065
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,485
Philadelphia Authority for Industrial Development, Holy Family University Project
Series 2023, Rev., 5.00%, 9/1/2030	835	881
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2023, Rev., 5.50%, 9/1/2037	2,135	2,302
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	265
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2041	375	305
Series 2021A, Rev., 4.00%, 6/1/2051	400	294
Pittsburgh Water and Sewer Authority Series 2019B, Rev., AGM, 5.00%, 9/1/2033	1,000	1,151
School District of the City of Erie (The)
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,339
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,079
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	540
School District of the City of Erie (The), Limited Tax
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	551
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	587
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	334
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	459
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	567
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,177
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	892
St. Mary Hospital Authority, Trinity Health Credit Group Series 2019PA, Rev., 5.00%, 12/1/2031	25	27
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	49
Township of Hampton GO, 4.00%, 1/1/2039	45	45
Township of Spring GO, 5.00%, 11/15/2028	25	28
Upper Merion Area School District GO, 5.00%, 1/15/2026 (b)	675	703
West Chester Area School District GO, 4.00%, 5/15/2039	40	40
Wilkes-Barre Area School District
GO, 3.50%, 4/15/2038	370	334
GO, 3.50%, 4/15/2039	235	212
GO, 3.75%, 4/15/2044	1,500	1,317
Total Pennsylvania		130,527
Puerto Rico — 0.3%
Puerto Rico Public Finance Corp. Series 2001E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026 (b)	10,000	10,695
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Rhode Island — 0.0% ^
Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2018A, Rev., 5.00%, 10/1/2024	25	25
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 4.00%, 10/1/2044	480	445
Total Rhode Island		470
South Carolina — 0.2%
Berkeley County School District Rev., 5.00%, 12/1/2023	1,505	1,510
Charleston County Airport District Rev., 5.00%, 7/1/2026 (b)	100	105
City of Columbia
Rev., 5.00%, 2/1/2035	125	144
Rev., 5.00%, 2/1/2036	100	114
Rev., 5.00%, 2/1/2038	160	178
City of Spartanburg, Water System Series 2017B, Rev., 5.00%, 6/1/2031	480	512
Lexington County Health Services District, Inc., LexMed Obligated Group
Rev., 5.00%, 11/1/2025	140	144
Rev., 5.00%, 11/1/2029	575	605
Rev., 4.00%, 11/1/2030	750	756
Rev., 4.00%, 11/1/2031	500	503
Rev., 4.00%, 11/1/2032	535	537
Rev., 4.00%, 11/1/2033	200	201
Total South Carolina		5,309
South Dakota — 0.0% ^
Brookings School District No. 005-1 GO, 4.00%, 7/1/2026	25	25
Tennessee — 6.5%
Chattanooga Health Educational and Housing Facility Board, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,064
Series 2019A-1, Rev., 5.00%, 8/1/2034	750	794
Series 2019A-1, Rev., 5.00%, 8/1/2035	510	536
City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	49
City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	113
County of Sullivan GO, 4.00%, 5/1/2045	40	39
Franklin Special School District, School Improvement, Limited Tax GO, 5.00%, 6/1/2028	100	109
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital
Rev., 5.00%, 11/15/2025	855	879
Rev., 5.00%, 11/15/2027	800	842
Rev., 4.00%, 11/15/2043	6,145	5,548
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2030	545	583
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Series 2023, Rev., 5.00%, 5/1/2036	500	545
Series 2023, Rev., 5.00%, 5/1/2037	250	270
Series 2023, Rev., 5.00%, 5/1/2039	500	532
Series 2023, Rev., 5.00%, 5/1/2040	725	768
Series 2023, Rev., 5.00%, 5/1/2041	500	528
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	2,590	2,194
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2024	15	15
Series 2015C, GO, 5.00%, 7/1/2025 (b)	5,500	5,672
GO, 5.00%, 7/1/2029	27,295	29,760
GO, 5.00%, 1/1/2031	15	16
GO, 4.00%, 7/1/2031	17,400	17,793
GO, 5.00%, 7/1/2031	10,000	10,838
GO, 4.00%, 7/1/2036	24,290	24,475
GO, 4.00%, 7/1/2037	16,205	16,216
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2036	600	671
Series 2022B, Rev., AMT, 5.50%, 7/1/2037	1,500	1,662
Series 2022B, Rev., AMT, 5.50%, 7/1/2039	2,300	2,527
Series 2022B, Rev., AMT, 5.50%, 7/1/2040	2,000	2,189
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	2,045
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,171
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	9,907
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2034	275	303
Series 2019A, Rev., 5.00%, 7/1/2035	545	595
Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	319
Series 2019A, Rev., 5.00%, 7/1/2039	1,000	1,062
Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	647
Series 2019A, Rev., 5.00%, 7/1/2044	1,440	1,505
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	53

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Series 2019A, Rev., 5.00%, 7/1/2049	180	187
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,342
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,054
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	1,829
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	3,145
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	894
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (c)	1,090	1,127
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (c)	57,150	56,489
Series 2006B, Rev., 5.63%, 9/1/2026	5,000	5,096
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2031	75	80
Total Tennessee		221,024
Texas — 4.6%
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2024	195	194
Series 2021A, Rev., 5.00%, 8/15/2025	205	204
Series 2021A, Rev., 5.00%, 8/15/2026	190	189
Series 2021A, Rev., 5.00%, 8/15/2027	105	105
Series 2021A, Rev., 5.00%, 8/15/2028	35	35
Series 2021A, Rev., 4.00%, 8/15/2029	40	38
Series 2021A, Rev., 4.00%, 8/15/2030	45	42
Series 2021A, Rev., 4.00%, 8/15/2031	45	42
Series 2021A, Rev., 4.00%, 8/15/2036	170	146
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2033	125	141
Rev., PSF-GTD, 5.00%, 8/15/2034	150	168
Rev., PSF-GTD, 5.00%, 8/15/2035	200	223
Arlington Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2031	40	44
Austin Independent School District, Unlimited Tax Series 2023, GO, 5.00%, 8/1/2040	3,000	3,278
Barbers Hill Independent School District, Unimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,868
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien
Series 2021A, Rev., 2.50%, 10/1/2031	270	232
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2021A, Rev., 4.00%, 10/1/2050	895	724
Belton Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2032	25	25
Bexar County Hospital District, Limited Tax GO, 4.00%, 2/15/2036	25	25
Carrollton-Farmers Branch Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2035	2,660	3,038
Central Texas Regional Mobility Authority, Senior Lien
Series 2021B, Rev., 4.00%, 1/1/2040	1,000	948
Series 2021B, Rev., 4.00%, 1/1/2041	1,000	940
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2033	500	503
Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,046
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,034
City of Carrollton GO, 5.00%, 8/15/2024	10	10
City of College Station GO, 5.00%, 2/15/2024	25	25
City of Copperas Cove, Combination Tax GO, 5.00%, 8/15/2027	20	21
City of Dallas GO, 5.00%, 2/15/2029	2,505	2,557
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (c)	1,375	1,403
City of Denton GO, 5.00%, 2/15/2025	25	26
City of El Paso GO, 4.00%, 8/15/2031	75	76
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2028	30	32
City of Houston, Airport System, Subordinate Lien
Series 2018C, Rev., AMT, 5.00%, 7/1/2027	200	208
Series 2018B, Rev., 5.00%, 7/1/2030	85	91
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	262
Series 2021A, Rev., AMT, 5.00%, 7/1/2033	750	808
Series 2018D, Rev., 5.00%, 7/1/2038	65	68
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	3,150	2,777
City of Houston, Combined Utility System, First Lien
Series 2016B, Rev., 4.00%, 11/15/2031	25	25
Series 2016B, Rev., 4.00%, 11/15/2037	40	39
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (b)	2,000	2,453
City of Houston, Public Improvement Series 2014A, GO, 5.00%, 3/1/2024 (b)	2,600	2,619
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Irving, Hotel Occupancy, Occupancy Tax GO, 5.00%, 8/15/2028	40	43
City of Irving, Waterworks and Sewer System, New Lien Rev., 5.00%, 8/15/2029	20	22
City of Killeen GO, 4.00%, 8/1/2033	50	51
City of Laredo, Waterworks and Sewer System
Rev., 4.00%, 3/1/2035	30	30
Rev., 4.00%, 3/1/2040	100	97
City of McAllen GO, 5.00%, 2/15/2029	355	383
City of Mesquite, Combination tax GO, 4.13%, 2/15/2040	1,665	1,632
City of Midland, Certificates of Obligation GO, 5.00%, 3/1/2024	55	55
City of Pflugerville, Limited Tax GO, 5.00%, 8/1/2026	25	26
City of Plano GO, 5.00%, 9/1/2029	1,855	1,973
City of Richardson Series 2016A, GO, 5.00%, 2/15/2025	65	67
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2029	100	106
Series 2020, Rev., 5.00%, 2/1/2036	30	33
City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	20	21
City of Victoria, Utility System Rev., 5.00%, 12/1/2023 (b)	1,740	1,747
City of Waco, Combination Tax, Certificates of Obligation GO, 5.00%, 2/1/2028	35	38
Cleveland Independent School District, Unlimited Tax School Building Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	87
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,844
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,520	1,438
Coastal Water Authority, City of Houston Projects Rev., 5.00%, 12/15/2025	5,115	5,120
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 2.50%, 10/1/2031	125	104
County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	52
County of Harris
Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,928
Series 2023A, GO, 5.00%, 9/15/2048	1,950	2,090
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	4,500	4,698
Series 2016A, Rev., 5.00%, 8/15/2036	60	62
County of Hays, Unlimited Tax GO, 5.00%, 2/15/2031	45	48
County of Hidalgo Series 2018B, GO, 5.00%, 8/15/2028	25	27
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	28
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	9,905	10,273
Series 2020A, Rev., 5.00%, 12/1/2030	45	50
Rev., 5.00%, 12/1/2031	45	50
Dallas Fort Worth International Airport Series 2013F, Rev., 5.00%, 11/1/2023	5,000	5,012
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,747
Fort Bend County Municipal Utility District No. 25, Unlimited Tax GO, 4.00%, 10/1/2024	25	25
Garland Independent School District, Unlimited Tax, School Building Series A, GO, PSF-GTD, 5.00%, 2/15/2026	10	10
Georgetown Independent School District, Unlimited Tax Series 2019-D, GO, 4.00%, 8/15/2033	30	31
Grand Parkway Transportation Corp., System Toll Series 2018A, Rev., 5.00%, 10/1/2034	45	48
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/1/2024	30	31
Series 2014A, Rev., 5.00%, 12/1/2028	185	188
Harris County-Houston Sports Authority Series A, Rev., AGM, 5.00%, 11/15/2024	30	31
Haskell Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	10	10
Houston Community College System, Combined Fee Rev., 4.00%, 4/15/2031	25	25
Houston Higher Education Finance Corp., Houston Baptist University Rev., 3.38%, 10/1/2037	250	207
Houston Independent School District, Maintenance Tax Notes GO, 5.00%, 7/15/2031	9,700	10,565
Johnson City Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2038	1,745	1,927
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2048	3,500	3,733
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	55

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Killeen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2035	25	27
La Porte Independent School District, Unlimited Tax GO, 4.00%, 2/15/2030	20	20
Lewisville Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2026	505	509
Longview Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	80	82
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series 2023A, Rev., AGM, 5.00%, 5/15/2039	750	811
Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Series 2001A, Rev., 2.60%, 11/1/2029	4,625	4,120
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Rev., 5.00%, 11/1/2023	25	25
New Hope Cultural Education Facilities Finance Corp, Outlook at Windhaven Forefront Living Series 2022B-3, Rev., 4.25%, 10/1/2026	2,225	2,181
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Rev., 4.00%, 1/1/2032	420	356
Rev., 4.00%, 1/1/2037	525	408
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	600	448
North Texas Municipal Water District Water System Rev., 5.00%, 9/1/2035	20	21
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	16
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2027	15	16
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	4,890
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2026	25	25
Series B, Rev., 5.00%, 1/1/2030	1,100	1,139
Pearland Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2024	25	25
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,084
Plano Independent School District, Unlimited Tax GO, 5.00%, 2/15/2041	3,900	4,221
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
San Antonio Education Facilities Corp., Hallmark University Project
Series 2021A, Rev., 5.00%, 10/1/2031	260	246
Series 2021A, Rev., 5.00%, 10/1/2041	200	166
San Antonio Water System, Junior Lien Series 2016C, Rev., 5.00%, 5/15/2031	1,125	1,182
San Jacinto Community College District, Limited Tax Series A, GO, 5.00%, 2/15/2024	75	76
Southwest Houston Redevelopment Authority, Tax Increment
Rev., AGM, 4.00%, 9/1/2031	225	233
Rev., AGM, 4.00%, 9/1/2032	250	258
Rev., AGM, 4.00%, 9/1/2033	225	229
Rev., AGM, 4.00%, 9/1/2034	225	229
Rev., AGM, 4.00%, 9/1/2035	225	226
Rev., AGM, 4.00%, 9/1/2036	350	350
Rev., AGM, 4.00%, 9/1/2037	390	387
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2018A, Rev., 5.00%, 7/1/2025	150	154
Series 2018A, Rev., 5.00%, 7/1/2028	40	43
Series 2018B, Rev., 5.00%, 7/1/2033	100	107
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2016A, Rev., 5.00%, 2/15/2026	50	52
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children's Medical Center
Rev., 5.00%, 12/1/2027	50	54
Rev., 5.00%, 12/1/2029	25	28
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020A, Rev., 6.25%, 11/15/2031	500	479
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,356
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt
Series 2020B-2, Rev., 3.00%, 11/15/2026	160	153
Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	17,809
Tarrant Regional, Water Control and Improvement District, Water System Rev., 4.00%, 3/1/2031	25	25
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	2,890	2,992
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2038	45	48
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board, Water Implementation, Master Trust Series 2018B, Rev., 5.00%, 4/15/2031	7,000	7,621
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,310
Trinity River Authority, Tarrant County Water Project
Series 2023, Rev., 5.00%, 2/1/2036	700	784
Series 2023, Rev., 5.00%, 2/1/2037	625	693
Series 2023, Rev., 5.00%, 2/1/2038	330	361
University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	31
University of North Texas System, Financing System Series 2015A, Rev., 5.00%, 4/15/2040	50	51
Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	23
Weslaco Independent School District, Limited Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	27
Total Texas		154,752
Utah — 0.5%
City of Salt Lake City, Airport System
Series 2018B, Rev., 5.00%, 7/1/2048	45	46
Series 2023A, Rev., AMT, 5.25%, 7/1/2048	1,750	1,840
County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	31
County of Utah, IHC Health Services, Inc. Series 2018A, Rev., 5.00%, 5/15/2034	70	75
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (d)	1,105	836
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2
Rev., 4.00%, 8/1/2024 (d)	1,120	1,110
Rev., 4.00%, 8/1/2026 (d)	1,290	1,247
Rev., 4.00%, 8/1/2028 (d)	1,230	1,164
Rev., 4.00%, 8/1/2031 (d)	1,000	910
Military Installation Development Authority, Tax Allocation Series 2021A-2, Rev., 4.00%, 6/1/2036	1,150	960
Military Installation Development Authority, Tax Allocation and Hotel Tax Series 2021A-1, Rev., 4.00%, 6/1/2036	650	545
University of Utah (The) Series 2017A, Rev., 5.00%, 8/1/2032	40	42
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — continued
Utah Charter School Finance Authority, Beehive Science and Technology Academy Project Series 2021A, Rev., 4.00%, 10/15/2031 (d)	1,250	1,118
Utah Infrastructure Agency Rev., 4.00%, 10/15/2038	1,560	1,537
Utah Infrastructure Agency, Clearfield City Project Rev., 4.00%, 10/15/2040	915	834
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2023	620	620
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,454
Rev., 5.00%, 10/15/2027	160	162
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,014
Rev., 5.00%, 10/15/2032	515	528
Series 2018A, Rev., 5.25%, 10/15/2033	965	986
Utah Transit Authority, Subordinate Sales Tax Rev., 4.00%, 12/15/2031	40	40
Utah Water Finance Agency, Loan Financing Program Series 2017C, Rev., 5.00%, 3/1/2034	350	369
West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	31
Total Utah		17,499
Vermont — 0.0% ^
City of Burlington, Public Improvement Series 2019A, GO, 4.00%, 11/1/2034	125	130
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2024	25	25
Series 2019A, Rev., 5.00%, 10/1/2039	15	16
Vermont Educational and Health Buildings Financing Agency, University of Vermont Medical Center Series 2016A, Rev., 5.00%, 12/1/2025	30	31
Vermont Municipal Bond Bank Series 4, Rev., 5.00%, 12/1/2028	400	433
Total Vermont		635
Virginia — 1.7%
City of Newport News, Water Revenue Rev., 5.00%, 7/15/2024	10	10
County of Fairfax, Sewer Series 2016A, Rev., 4.00%, 7/15/2038	50	50
Fairfax County Water Authority Series 2005B, Rev., 5.25%, 4/1/2025	3,500	3,609
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2018A, Rev., 5.00%, 7/1/2027	45	48
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	57

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Lynchburg Economic Development Authority, Centra Health Obligated Group Rev., 4.00%, 1/1/2037	1,590	1,554
Northern Virginia Transportation Authority, Special Tax
Rev., 5.00%, 6/1/2033	2,035	2,054
Rev., 5.00%, 6/1/2034	2,285	2,305
Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2025	25	26
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project
Rev., NATL - RE, 5.25%, 1/1/2026	3,175	3,233
Rev., NATL - RE, 5.25%, 1/1/2031	30	33
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2032	35	37
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2025	45	46
Series 2017, Rev., GAN, 5.00%, 9/15/2025	20	21
Virginia Commonwealth Transportation Board, I-81 Regional Fuels Tax
Series 2021, Rev., 4.00%, 5/15/2037	640	646
Series 2021, Rev., 4.00%, 5/15/2038	800	797
Virginia Public School Authority
Series 2023, Rev., 5.00%, 8/1/2041	4,880	5,433
Series 2023, Rev., 5.00%, 8/1/2042	6,450	7,146
Series 2023, Rev., 5.00%, 8/1/2043	2,795	3,090
Virginia Public School Authority, School Financing 1997 Resolution Series 2015A, Rev., 5.00%, 8/1/2028	30	31
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series 2019C, Rev., 5.00%, 11/1/2029	25	28
Virginia Small Business Financing Authority, National Senior Communities, Inc. Series 2020A, Rev., 5.00%, 1/1/2034	1,000	1,050
Virginia Small Business Financing Authority, Senior Lien
Rev., AMT, 4.00%, 1/1/2029	775	765
Rev., AMT, 4.00%, 7/1/2029	3,875	3,824
Rev., AMT, 4.00%, 1/1/2031	5,250	5,170
Rev., AMT, 4.00%, 1/1/2032	5,000	4,917
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project Rev., AMT, 4.00%, 1/1/2036	5,000	4,782
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Series 2020A, Rev., 5.00%, 1/1/2028	2,635	2,725
Series 2020A, Rev., 5.00%, 1/1/2030	400	419
Series 2020A, Rev., 5.00%, 1/1/2031	2,750	2,889
Series 2020A, Rev., 5.00%, 1/1/2032	500	526
Total Virginia		57,264
Washington — 3.7%
Benton County School District No. 17 Kennewick, Unlimited Tax GO, 5.00%, 12/1/2027	50	51
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax
Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	26
Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	42
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,653
Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2027	90	94
City of Everett, Limited Tax GO, 5.00%, 12/1/2026	60	64
City of Seattle, Municipal Light and Power Improvement Series 2018A, Rev., 4.00%, 1/1/2048	2,000	1,885
City of Tacoma, Electric System Rev., 5.00%, 1/1/2028	35	37
City of Tacoma, Sewer System Rev., 5.00%, 12/1/2031	40	44
City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	72
Clark County, Vancouver School District No. 37, Unlimited Tax GO, 5.00%, 12/1/2027	25	27
Clark Regional Wastewater District
Rev., 5.00%, 12/1/2032	125	139
Rev., 5.00%, 12/1/2034	180	199
Rev., 5.00%, 12/1/2035	160	176
Rev., 5.00%, 12/1/2037	310	336
County of King, Sewer Rev., 5.00%, 7/1/2031	30	32
County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	26
County of Snohomish, Limited Tax GO, 4.00%, 12/1/2039	1,470	1,441
County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	27
Energy Northwest, Columbia Generating Station
Series 2015-A, Rev., 5.00%, 7/1/2031	30	31
Series 2018C, Rev., 5.00%, 7/1/2031	35	38
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Series 2017-A, Rev., 5.00%, 7/1/2034	5,025	5,356
Series 2018A, Rev., 5.00%, 7/1/2034	25	27
Series 2019A, Rev., 5.00%, 7/1/2036	40	43
FYI Properties, State of Washington District Project
Rev., 5.00%, 6/1/2030	50	54
Rev., 5.00%, 6/1/2031	5,650	6,063
Rev., 5.00%, 6/1/2032	235	252
Rev., 5.00%, 6/1/2033	5,345	5,706
Rev., 5.00%, 6/1/2034	5,990	6,374
Rev., 5.00%, 6/1/2035	7,200	7,655
Rev., 5.00%, 6/1/2036	4,915	5,216
King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	127
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2036	35	35
King County School District No. 405 Bellevue, Unlimited Tax GO, 5.00%, 12/1/2023	25	25
King County School District No. 411 Issaquah, Unlimited Tax GO, 5.00%, 12/1/2027	30	32
King County School District No. 415 Kent, Unlimited Tax GO, 4.00%, 12/1/2037	40	40
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2031	45	46
Pierce County Fire Protection District No. 5 Series 2022, GO, 4.00%, 12/1/2041	3,275	3,150
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,045
Series B, Rev., 5.00%, 3/1/2034	1,000	1,011
Port of Tacoma, Limited Tax Series 2016A, GO, 5.00%, 12/1/2030	15	16
Shoreline Fire Department, Limited Tax GO, 5.00%, 12/1/2027	25	27
State of Washington, Motor Vehicle Fuel Tax Series R-2016C, GO, 5.00%, 7/1/2030	75	78
State of Washington, State and Local Agency Real and Personal Property
Series 2017A, COP, 5.00%, 7/1/2029	35	37
Series 2018C, COP, 5.00%, 7/1/2034	1,050	1,125
Series 2019A, COP, 5.00%, 1/1/2035	45	49
Series 2015C, COP, 4.00%, 1/1/2038	50	49
State of Washington, Various Purpose
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,481
Series 2016C, GO, 5.00%, 2/1/2028	30	31
Series 2018C, GO, 5.00%, 2/1/2037	14,430	15,320
Series 2015B, GO, 5.00%, 2/1/2039	1,575	1,595
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Series 2015B, GO, 5.00%, 2/1/2040	19,390	19,624
Series 2017D, GO, 5.00%, 2/1/2040	40	42
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,431
Series 2020C, GO, 5.00%, 2/1/2041	75	80
Series 2023C, GO, 5.00%, 6/1/2041	2,330	2,554
Tacoma Metropolitan Park District, Unlimited Tax
GO, 5.00%, 12/1/2036	600	611
GO, 5.00%, 12/1/2037	1,750	1,774
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2023	25	25
Rev., 5.00%, 4/1/2029	1,860	1,981
Washington Health Care Facilities Authority, Commonspirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2031	780	832
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,064
Series 2019A-2, Rev., 5.00%, 8/1/2032	1,000	1,064
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,250	1,323
Series 2019A-2, Rev., 5.00%, 8/1/2034	1,000	1,059
Series 2019A-1, Rev., 5.00%, 8/1/2035	750	788
Series 2019A-2, Rev., 5.00%, 8/1/2035	1,000	1,051
Washington Health Care Facilities Authority, Multi-care Health System Series 2017B, Rev., 5.00%, 8/15/2034	35	36
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 5.00%, 12/1/2031 (d)	200	216
Rev., 5.00%, 9/1/2039	100	104
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.63%, 5/1/2040	985	853
Rev., 4.00%, 5/1/2045	500	447
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020B-1, Rev., 3.38%, 7/1/2028 (d)	2,665	2,334
Series 2020A, Rev., 5.00%, 1/1/2032 (d)	1,920	1,730
Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,580
Washington State University Rev., 5.00%, 4/1/2030	40	41
Whitman County Reorganized School District No. 300, Colfax Unlimited Tax GO, 5.00%, 12/1/2032	40	44
Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	31
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	59

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Yelm Community School Thurston and Pierce Counties Community Schools, Unlimited Tax
GO, 5.00%, 12/1/2027	30	32
GO, 4.00%, 12/1/2034	55	57
Total Washington		126,313
West Virginia — 0.0% ^
State of West Virginia Series 2018A, GO, 5.00%, 6/1/2028	25	27
Wisconsin — 1.4%
City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	25
County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	185
DeForest Area School District GO, 4.00%, 4/1/2031	25	26
Public Finance Authority
Series 2022, Rev., 4.00%, 4/1/2032 (d)	265	249
Series 2022, Rev., 4.00%, 4/1/2032 (b) (d)	95	98
Series 2022, Rev., 4.00%, 4/1/2042 (d)	1,400	1,135
Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,650
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2037	300	262
Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,378
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group
Series 2021A, Rev., 5.00%, 7/1/2035	300	309
Series 2021A, Rev., 5.00%, 7/1/2036	350	356
Series 2021A, Rev., 5.00%, 7/1/2037	300	302
Series 2021A, Rev., 5.00%, 7/1/2038	375	376
Series 2021A, Rev., 5.00%, 7/1/2039	350	347
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	1,035	856
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2033	500	530
Series 2020A, Rev., 5.00%, 1/1/2034	500	529
Series 2020A, Rev., 5.00%, 1/1/2035	500	527
Series 2020A, Rev., 5.00%, 1/1/2036	500	523
Series 2020A, Rev., 5.00%, 1/1/2037	600	623
Public Finance Authority, Carson Valley Medical Center
Series 2021A, Rev., 3.00%, 12/1/2026	250	236
Series 2021A, Rev., 4.00%, 12/1/2031	350	330
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Series 2021A, Rev., 4.00%, 12/1/2041	750	620
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (d)	235	223
Series 2020A, Rev., 5.00%, 6/15/2040 (d)	405	382
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027 (d)	1,755	1,626
Public Finance Authority, Lenoir-Rhyne University
Series 2022, Rev., 5.00%, 4/1/2032	670	683
Series 2022, Rev., 5.00%, 4/1/2033	1,405	1,430
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2024	205	205
Rev., 5.00%, 6/15/2026	225	227
Rev., 5.00%, 6/15/2034	215	219
Rev., 5.00%, 6/15/2039	390	381
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	1,190	1,114
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (d)	500	443
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2027	385	373
Series 2021A, Rev., 4.00%, 6/15/2029	415	397
Series 2021A, Rev., 4.00%, 6/15/2031	450	425
Series 2021A, Rev., 4.00%, 6/15/2041	1,000	814
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (d)	540	486
Series 2022A, Rev., 4.00%, 12/1/2041 (d)	2,320	1,851
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	12,690
State of Wisconsin
Series 2017-1, GO, 5.00%, 11/1/2023	30	30
Series 2017-3, GO, 5.00%, 11/1/2030	4,190	4,484
State of Wisconsin, Annual Appropriation Federally Tax-Exempt Series 2017B, Rev., 5.00%, 5/1/2026 (b)	25	26
Wisconsin Department of Transportation Series 2017-2, Rev., 5.00%, 7/1/2030	30	32
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	100
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2025	35	36
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Rev., 5.00%, 8/15/2027	25	25
Wisconsin Health and Educational Facilities Authority, Hope Christian Schools Rev., 3.00%, 12/1/2031	560	467
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2026	175	170
Rev., 4.00%, 1/1/2027	180	172
Rev., 4.00%, 1/1/2028	375	352
Rev., 4.00%, 1/1/2029	385	356
Rev., 4.00%, 1/1/2030	405	369
Rev., 4.00%, 1/1/2037	1,125	911
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2041	825	674
Total Wisconsin		48,645
Wyoming — 0.6%
Casper Community College District Rev., 4.00%, 4/15/2035	440	449
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	20,333
Total Wyoming		20,782
Total Municipal Bonds (Cost $3,408,071)		3,305,772
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (e) (f) (Cost $52,959)	52,960	52,966
Total Investments — 98.8% (Cost $3,461,030)		3,358,738
Other Assets Less Liabilities — 1.2%		42,041
NET ASSETS — 100.0%		3,400,779

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CCRC	Congregate Care Retirement Center
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	61

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	393	12/29/2023	USD	80,114	161
U.S. Treasury 5 Year Note	388	12/29/2023	USD	41,498	225
					386

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD151,300	(3,584)	(2,224)	(5,808)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	August 31, 2023

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—94.7% (a)
New York—94.7%
Education—3.4%
Build NYC Resource Corp., Global Community Charter School, Series 2022A, Rev., 4.00%, 6/15/2032	130	123
New York State Dormitory Authority, Court Facilities Lease, Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,278
New York State Dormitory Authority, New York University
Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,599
Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,375
New York State Dormitory Authority, Non Stop Supported Debt, New School University
Series 2022A, Rev., 5.00%, 7/1/2031	250	277
Series 2022A, Rev., 5.00%, 7/1/2033	250	278
New York State Dormitory Authority, Rochester Institute of Technology, Series 2019A, Rev., 5.00%, 7/1/2036	900	966
New York State Dormitory Authority, School Districts Financing Program
Series 2009A, Rev., AGC, 5.00%, 10/1/2024	20	20
Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,102
		13,018
General Obligation—17.6%
City of New York
Series 2018E-1, GO, 5.25%, 3/1/2035	1,300	1,405
Series 2023A-1, GO, 5.00%, 9/1/2037	1,400	1,537
Series 2022D-1, GO, 5.25%, 5/1/2039	1,500	1,653
Series 2022A-1, GO, 4.00%, 8/1/2041	2,065	2,009
Series 2023E, GO, 4.00%, 4/1/2042	1,000	967
Series 2023E, SubseriesE-1, GO, 4.00%, 4/1/2045	1,700	1,627
City of New York, Fiscal Year 2018, Series 2018F-1, GO, 5.00%, 4/1/2034	2,500	2,678
City of New York, Fiscal Year 2020, Series 2020C-1, GO, 5.00%, 8/1/2033	2,000	2,222
City of New York, Fiscal Year 2024
Series 2024A, GO, 5.00%, 8/1/2043	1,250	1,343
Series 2024A, GO, 5.00%, 8/1/2044	2,600	2,786
City of Rochester, Series 2022-II, GO, 5.00%, 8/1/2029	2,000	2,224
City of Syracuse, Public Improvement, Series 2019A, GO, 4.00%, 5/15/2024	1,000	1,005
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028	705	727
GO, 4.00%, 9/15/2029	1,100	1,134
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,111
County of Monroe
GO, 5.00%, 6/1/2025	1,330	1,374
GO, 4.00%, 6/1/2040	2,115	2,122
County of Nassau
Series 2021A, GO, AGM, 4.00%, 4/1/2036	2,000	2,053
Series 2023A, GO, AGM, 4.00%, 4/1/2042	1,500	1,465
County of Nassau, General Improvement
Series 2016A, GO, 5.00%, 1/1/2025	1,000	1,022
Series 2022A, GO, 5.00%, 4/1/2037	1,000	1,110
County of Onondaga
Series 2018, GO, 4.00%, 4/15/2029	2,760	2,801
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,061
County of Suffolk, Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,452
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2025	1,500	1,560
Series 2018-A, GO, 4.00%, 12/1/2028	1,000	1,036
Series 2022B, GO, 4.00%, 12/15/2035	2,600	2,752
Greece Central School District, Series B, GO, 5.00%, 12/15/2023	500	501
Mamaroneck Union Free School District, Series 2022, GO, 4.00%, 8/15/2031	2,120	2,254
Orchard Park Central School District, GO, 4.00%, 4/1/2029	1,685	1,728
Port Washington Union Free School District, GO, 4.00%, 8/1/2037	2,765	2,830
Town of Babylon, Series 2022, GO, 4.00%, 12/15/2041	1,295	1,300
Town of Brookhaven, Series 2015, GO, 5.00%, 5/1/2027	2,000	2,056
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,431
Town of Islip, Public Improvement, Series 2022A, GO, 5.00%, 7/15/2027	430	465
Town of Oyster Bay, Public Improvement
GO, AGM, 5.00%, 8/1/2029	500	556
GO, AGM, 5.00%, 8/1/2031	650	745
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	1,976
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	63

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
GO, 4.00%, 1/15/2041	2,000	1,925
Village of Mamaroneck, Public Improvement, Series 2019, GO, 3.00%, 8/15/2030	1,540	1,529
		66,532
Hospital—1.4%
New York City Health and Hospitals Corp., Series 2020A, Rev., 4.00%, 2/15/2028	1,700	1,769
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group, Rev., 5.00%, 7/1/2026	3,360	3,400
		5,169
Other Revenue—23.7%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2029	3,500	3,721
Series 2017A, Rev., 5.00%, 2/15/2030	1,600	1,698
Series 2017A, Rev., 5.00%, 2/15/2034	1,115	1,179
Series 2017A, Rev., 5.00%, 2/15/2035	4,000	4,217
Series 2017A, Rev., 5.00%, 2/15/2036	3,500	3,673
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,671
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., AGM, 5.00%, 1/1/2031	1,250	1,378
New York City Transitional Finance Authority Future Tax Secured
Series 2023D, Subseries D-1, Rev., 5.25%, 11/1/2037	1,500	1,688
Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,157
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series 2015S-1, Rev., 5.00%, 7/15/2028	3,000	3,067
Series 2015S-1, Rev., 5.00%, 7/15/2030	2,000	2,044
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018, Series 2018S-4A, Rev., 5.25%, 7/15/2035	4,000	4,348
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,155
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,311
New York City Transitional Finance Authority, Future Tax Secured
Series 2022F-1, Rev., 4.00%, 2/1/2038	2,000	1,995
Series 2022B-1, Rev., 4.00%, 8/1/2039	4,475	4,431
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,084
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series 2017E1-1, Rev., 5.00%, 2/1/2032	2,000	2,106
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019A-1, Rev., 5.00%, 8/1/2034	1,500	1,617
Series 2019A-1, Rev., 5.00%, 8/1/2035	1,000	1,073
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017, Series 2017E-1, Rev., 5.00%, 2/1/2034	2,260	2,367
New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2030	2,000	2,047
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured, Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,649
New York State Dormitory Authority, Personal Income Tax, Series 2019A, Rev., 5.00%, 3/15/2024 (b)	2,350	2,371
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2029	2,500	2,519
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,091
Series A, Rev., 5.00%, 3/15/2031	3,100	3,123
Series 2015B, Rev., 5.00%, 3/15/2032	2,500	2,576
Series A, Rev., 5.00%, 3/15/2032	2,000	2,015
Series 2015B, Rev., 5.00%, 3/15/2033	2,500	2,575
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,165
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,111
New York State Urban Development Corp., Personal Income Tax, Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,437
New York State Urban Development Corp., State Sales Tax, Series 2021A, Rev., 4.00%, 3/15/2043	5,000	4,833
State of New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.50%, 10/1/2044	250	247
Trust for Cultural Resources of City of New York (The), Carnegie Hall, Rev., 5.00%, 12/1/2031	275	305
Westchester County Local Development Corp., Kendal on Hudson Project
Series 2022B, Rev., 5.00%, 1/1/2027	135	137
Series 2022B, Rev., 5.00%, 1/1/2032	240	242
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,833
Series B, Rev., 5.00%, 6/1/2034	2,000	2,061
		89,317
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Prerefunded—2.4%
New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series 2014A, Rev., 5.00%, 3/15/2024 (b)	1,500	1,514
Sales Tax Asset Receivable Corp., Fiscal Year 2015Series 2015A, Rev., 5.00%, 10/15/2024 (b)	7,500	7,638
		9,152
Special Tax—9.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2033	1,500	1,642
Series 2019A, Rev., 5.00%, 3/15/2035	1,500	1,629
Series 2019A, Rev., 5.00%, 3/15/2036	1,825	1,968
Series 2021A, Rev., 5.00%, 3/15/2036	1,800	1,978
New York State Thruway Authority, Personal Income Tax
Series 2022A, Rev., 5.00%, 3/15/2036	2,000	2,250
Series 2022A, Rev., 5.00%, 3/15/2037	1,500	1,666
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,480
Series 2022A, Rev., 5.00%, 3/15/2039	4,650	5,066
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,386
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 3/15/2031	3,000	3,022
Series 2015A, Rev., 5.00%, 3/15/2032	2,500	2,576
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	2,808
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,009
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment, Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,168
		34,648
Transportation—20.5%
Metropolitan Transportation Authority
Series C-1, Rev., 5.25%, 11/15/2030	1,500	1,540
Series 2015B, Rev., 5.00%, 11/15/2031	2,000	2,030
Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,560
Series D-1, Rev., 5.00%, 11/15/2031	2,000	2,041
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,046
Series A-1, Rev., 4.00%, 11/15/2033	2,000	1,998
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,059
Series B-2, Rev., 5.25%, 11/15/2033	1,000	1,083
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,078
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,019
Series K, Rev., 5.00%, 1/1/2030	2,500	2,547
Series L, Rev., 5.00%, 1/1/2032	2,250	2,415
Series N, Rev., 4.00%, 1/1/2041	2,500	2,413
New York State Thruway Authority, Junior Lien, Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,032
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	2,075	2,093
Series 2018, Rev., AMT, 5.00%, 1/1/2026	2,000	2,029
Series 2018, Rev., AMT, 5.00%, 1/1/2027	2,000	2,043
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,218
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,000	1,912
Port Authority of New York and New Jersey, Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,305
Port Authority of New York and New Jersey, Consolidated
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,017
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,008
Series 184, Rev., 5.00%, 9/1/2030	2,020	2,049
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,014
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,446
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,762
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,138
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,074
Series 214, Rev., AMT, 5.00%, 9/1/2036	2,950	3,093
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2029	1,600	1,779
Series B, Rev., 5.00%, 11/15/2029	2,500	2,648
Series 2018B, Rev., 5.00%, 11/15/2030	3,355	3,785
Series B, Rev., 5.00%, 11/15/2030	2,000	2,117
Series B, Rev., 5.00%, 11/15/2031	1,100	1,164
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,069
Series B, Rev., 5.00%, 11/15/2033	1,500	1,585
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,011
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,333
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien, Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,609
		77,162
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	65

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility—7.4%
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2034	1,500	1,628
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,158
Series 2018, Rev., 5.00%, 9/1/2036	1,225	1,312
Long Island Power Authority, Electrical System, Series 2021A, Rev., 4.00%, 9/1/2041	2,030	1,967
New York Power Authority, Green Transmission Project
Series 2022A, Rev., AGM, 5.00%, 11/15/2028	1,300	1,439
Series 2022A, Rev., AGM, 5.00%, 11/15/2035	840	961
Series 2022A, Rev., AGM, 4.00%, 11/15/2038	2,000	1,989
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 6/15/2026	1,250	1,266
Rev., 5.00%, 12/15/2032	2,500	2,596
Series 2016A, Rev., 5.00%, 12/15/2033	3,000	3,145
Series 2016A, Rev., 5.00%, 12/15/2034	4,595	4,808
Series 2016B, Rev., 5.00%, 12/15/2034	2,450	2,563
Series 2022TE-1, Rev., 5.00%, 12/15/2035	800	923
Utility Debt Securitization Authority, Federally Tax-Exempt, Series 2013TE, Rev., 5.00%, 12/15/2030	1,000	1,004
		27,759
Water & Sewer—9.1%
New York City Municipal Water Finance Authority Fiscal Year 2022, Series 2022BB-1, Rev., 4.00%, 6/15/2045	1,500	1,437
New York City Municipal Water Finance Authority, Second General Resolution
Subseries DD-2, Rev., 5.00%, 6/15/2027	1,285	1,335
Series 2020-EE, Rev., 5.00%, 6/15/2030	1,155	1,309
Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,160
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution, Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	1,966
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021, Series 2021B-2, Rev., 4.00%, 6/15/2042	1,075	1,048
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023, Series 2023DD, Rev., 5.25%, 6/15/2046	2,000	2,187
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,024
Series 2015DD, Rev., 5.00%, 6/15/2029	2,000	2,024
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020, Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,436
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2014A, Rev., 5.00%, 6/15/2027	1,500	1,517
Series 2021A, Rev., 5.00%, 6/15/2030	1,070	1,217
Series 2016A, Rev., 5.00%, 6/15/2031	2,150	2,254
Series 2016A, Rev., 5.00%, 6/15/2032	2,000	2,096
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,060
Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,307
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (b)	4,175	4,337
New York State Environmental Facilities Corp., State Revolving Fund
Series 2019B, Rev., 5.00%, 6/15/2035	1,000	1,102
Series 2021-B, Rev., 4.00%, 8/15/2039	1,380	1,382
		34,198
Total New York		356,955
Total Municipal Bonds (Cost $361,727)		356,955
	Shares (000)
Short-Term Investments—5.4%
Investment Companies—5.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (c) (d)(Cost $20,530)	20,530	20,532
Total Investments—100.1% (Cost $382,257)		377,487
Liabilities in Excess of Other Assets—(0.1)%		(499)
Net Assets—100.0%		376,988

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	August 31, 2023

GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	67

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.8% (a)
Alabama — 3.0%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2027	250	267
Rev., 5.00%, 7/1/2028	350	380
Rev., 5.00%, 7/1/2029	375	411
Rev., 5.00%, 7/1/2030	250	278
Rev., 5.00%, 7/1/2031	175	194
Rev., 5.00%, 7/1/2032	150	166
Rev., 5.00%, 7/1/2033	325	359
Rev., 5.00%, 7/1/2034	375	413
Black Belt Energy Gas District Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	7,515	7,346
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 4.68%, 9/7/2023 (c)	7,500	7,495
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 6/1/2027	1,300	1,349
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,430
Series 2022C-1, Rev., 5.25%, 12/1/2027	1,165	1,216
City of Huntsville, Warrants Series 2017D, GO, 5.00%, 11/1/2024	125	127
City of Montgomery, Warrants Series 2020, GO, 4.00%, 2/1/2025	100	101
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (b)	3,625	3,546
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	3,320	3,442
Total Alabama		29,520
Alaska — 0.5%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2028	1,230	1,327
Series 1, Rev., 5.00%, 12/1/2029	1,275	1,393
Series 1, Rev., 5.00%, 12/1/2030	875	969
Borough of Matanuska-Susitna Series 2007A, GO, NATL - RE, 5.00%, 4/1/2025	100	102
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023 (d)	500	502
State of Alaska Series 2023A, GO, 5.00%, 8/1/2024	145	147
Total Alaska		4,440
Arizona — 3.5%
Arizona Health Facilities Authority Series 2014A, Rev., 5.00%, 1/1/2024 (d)	235	236
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	3,597
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2027	125	131
Arizona State University Series 2021, Rev., 5.00%, 8/1/2024	125	127
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	496
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2014B, Rev., 5.00%, 7/1/2024	350	355
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2024	375	378
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500	510
Series 2023, Rev., AMT, 5.00%, 7/1/2026	1,505	1,555
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,285
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (b)	5,000	5,077
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235	1,280
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	3,972
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	1,898
Maricopa County Unified School District No. 11-Peoria Series 2015, GO, AGM, 5.00%, 7/1/2024	250	254
Maricopa County Unified School District No. 41 Gilbert, Project of 2019 Series 2023C, GO, 5.00%, 7/1/2024	775	785
Salt River Project Agricultural Improvement and Power District Series 2022A, Rev., 5.00%, 1/1/2031	5,000	5,673
Tempe Industrial Development Authority, Friendship Village of Tempe Project
Series 2021C-2, Rev., 1.13%, 12/1/2026	1,470	1,369
Series 2021C-1, Rev., 1.50%, 12/1/2027	1,965	1,791
Total Arizona		33,769
Arkansas — 1.0%
Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project
Rev., 4.00%, 6/1/2028	1,000	1,022
Rev., 4.00%, 6/1/2030	1,195	1,211
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	342
City of Rogers, Sales Tax Series 2018B, Rev., 5.00%, 11/1/2027	3,855	4,034
County of Sharp, Sales and Use Tax
Rev., 5.00%, 3/1/2024	595	598
Rev., 5.00%, 3/1/2026	685	705
University of Arkansas, Various Facility Fayetteville Campus Series 2012A, Rev., 5.00%, 5/1/2024 (d)	125	126
University of Arkansas, Various Facility UAMS Campus
Rev., 5.00%, 3/1/2025	500	512
Rev., 5.00%, 3/1/2026	1,000	1,022
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	111
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	243
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	182
Total Arkansas		10,108
California — 12.2%
Bay Area Toll Authority, Toll Bridge Series 2017S-7, Rev., 4.00%, 4/1/2029	20,000	20,703
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,598
Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,500	2,618
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (b)	7,690	7,655
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	1,918
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	280
Rev., 5.00%, 10/1/2026	150	155
Rev., 5.00%, 10/1/2027	150	156
California Municipal Finance Authority, North Bay Healthcare Group
Series 2017A, Rev., 5.00%, 11/1/2023	500	501
Series 2017A, Rev., 5.00%, 11/1/2024	800	807
California Public Finance Authority, Enso Village Project Series 2021B-3, Rev., 2.13%, 11/15/2027 (e)	2,945	2,855
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
California School Finance Authority Series A, Rev., 6.38%, 7/1/2025 (d) (e)	1,000	1,058
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	260
City of Chula Vista, Police Facility Project COP, 5.00%, 10/1/2023	1,000	1,001
City of Los Angeles Department of Airports Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	1,990
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., 4.00%, 5/15/2024	365	367
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	2,752
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	2,602
Grossmont Healthcare District
Series C, GO, 5.00%, 7/15/2026	1,000	1,033
Series D, GO, 5.00%, 7/15/2026	1,225	1,266
Los Angeles Community College District Series 2015C, GO, 5.00%, 6/1/2026	5,000	5,273
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	265
Los Angeles Department of Water and Power, Water System Series 2018A, Rev., 5.00%, 7/1/2025	100	103
Novato Unified School District
Series 2014A, GO, 5.00%, 8/1/2025	1,500	1,524
Series 2014A, GO, 5.00%, 8/1/2026	1,800	1,830
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	1,831
Port of Oakland, Intermediate Lien Series 2021H, Rev., AMT, 5.00%, 5/1/2024 (d)	210	212
Sacramento Municipal Utility District, Electric Series 2017E, Rev., 5.00%, 8/15/2027	105	114
San Diego Public Facilities Financing Authority Series 2020A, Rev., 5.00%, 8/1/2027	250	270
San Francisco Bay Area Rapid Transit District, Election of 2004 Series 2015D, GO, 5.00%, 8/1/2028	1,685	1,747
Santa Barbara Unified School District Series 2017B, GO, 5.00%, 8/1/2026	50	53
Sequoia Union High School District Series 2014, GO, 4.00%, 7/1/2024 (d)	1,095	1,103
Sonoma County Transportation Authority, Limited Tax Rev., 5.00%, 12/1/2024	1,000	1,020
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	2,810
GO, 5.00%, 3/1/2026	13,210	13,565
GO, 5.00%, 9/1/2026	1,000	1,058
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	69

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
GO, 4.00%, 8/1/2028	4,000	4,095
GO, 4.00%, 8/1/2029	4,180	4,274
GO, 5.00%, 8/1/2029	7,830	8,259
GO, 4.00%, 8/1/2030	10,000	10,223
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2027	630	638
Rev., 5.00%, 3/1/2029	465	476
University of California Series 2023BN, Rev., 5.00%, 5/15/2033	5,000	5,958
Total California		119,276
Colorado — 1.3%
Board of Governors of Colorado State University System Series E-2, Rev., 5.00%, 3/1/2024	110	111
City of Longmont Series A, COP, 5.00%, 12/1/2023 (d)	100	100
Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2024 (d)	125	126
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053 (f)	3,500	3,716
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 4.93%, 9/7/2023 (c)	1,500	1,500
Counties of Gunnison, Watershed School District No. 1J Series A, GO, 5.00%, 12/1/2024 (d)	500	510
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 1/15/2027	500	521
Series 2020A, Rev., 5.00%, 7/15/2027	500	524
Series 2020A, Rev., 5.00%, 1/15/2028	250	264
Series 2020A, Rev., 5.00%, 7/15/2028	175	186
Series 2020A, Rev., 5.00%, 1/15/2029	300	320
Series 2020A, Rev., 5.00%, 7/15/2029	135	145
Series 2020A, Rev., 5.00%, 1/15/2030	165	178
Series 2020A, Rev., 5.00%, 7/15/2030	115	124
State of Colorado
Series 2013I, COP, 5.00%, 3/15/2024 (d)	1,405	1,416
COP, 4.00%, 12/15/2039	3,075	3,042
Total Colorado		12,783
Connecticut — 2.0%
City of New Haven
Series 2021A, GO, 5.00%, 8/1/2024	400	404
Series 2021A, GO, 5.00%, 8/1/2025	425	434
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-2, Rev., 5.00%, 1/1/2027 (b)	7,750	8,043
State of Connecticut
Series 2022G, GO, 5.00%, 11/15/2031	5,000	5,715
Series 2020C, GO, 4.00%, 6/1/2032	1,000	1,051
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2021D, Rev., 5.00%, 11/1/2029	1,230	1,367
Series 2021D, Rev., 5.00%, 11/1/2030	1,825	2,059
Total Connecticut		19,073
Delaware — 0.0% ^
Delaware Transportation Authority Series 2022, Rev., 5.00%, 7/1/2024	175	178
District of Columbia — 0.2%
Metropolitan Washington Airports Authority Aviation Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	894
Washington Metropolitan Area Transit Authority
Series A-1, Rev., 5.00%, 7/1/2024	250	253
Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,189
Total District of Columbia		2,336
Florida — 1.0%
City of Tallahassee, Energy System Rev., 5.00%, 10/1/2025	300	310
Collier County Educational Facilities Authority
Series 2023, Rev., 5.00%, 6/1/2028	1,000	1,022
Series 2023, Rev., 5.00%, 6/1/2029	500	513
County of Pasco Series A, Rev., 5.00%, 10/1/2024	250	254
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology Rev., 5.00%, 10/1/2023	125	125
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	350	379
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	350	383
Hillsborough County Industrial Development Authority, Tampa General Hospital Project Series 2012A, Rev., 4.00%, 10/1/2023 (d)	1,000	1,000
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	250	259
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2032	1,500	1,693
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
State of Florida Series 2022C, GO, 5.00%, 6/1/2024	1,850	1,873
Volusia County School Board Series 2021A, COP, 5.00%, 8/1/2027	1,965	2,102
Total Florida		9,913
Georgia — 2.4%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,029
Series A-1, Rev., 5.00%, 7/1/2028	1,000	1,028
City of Atlanta Airport Passenger Facility Charge, Subordinate Lien Series 2023E, Rev., AMT, 5.00%, 7/1/2024	1,750	1,764
City of Columbus Series 2022, GO, 5.00%, 1/1/2025	100	102
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2025	250	255
Rev., 5.00%, 7/1/2026	275	285
Rev., 5.00%, 7/1/2028	375	393
Rev., 4.00%, 7/1/2032	1,000	1,001
Main Street Natural Gas, Inc., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2027 (b)	3,250	3,222
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2030	10,755	12,140
State of Georgia
Series 2019A, GO, 5.00%, 7/1/2024	245	248
Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,129
Total Georgia		23,596
Guam — 0.3%
Territory of Guam (Guam)
Series 2021F, Rev., 5.00%, 1/1/2028	250	258
Series 2021F, Rev., 5.00%, 1/1/2029	750	776
Series 2021F, Rev., 5.00%, 1/1/2030	750	776
Series 2021F, Rev., 5.00%, 1/1/2031	750	776
Total Guam		2,586
Hawaii — 0.1%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2029	675	698
Illinois — 8.4%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2027	200	207
Carol Stream Park District, Limited Tax Series 2020A, GO, 4.00%, 11/1/2028	145	150
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2028	1,255	1,292
GO, 4.00%, 6/1/2029	1,000	1,033
GO, 4.00%, 6/1/2030	1,285	1,326
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2027	385	339
Series 2020A, GO, Zero Coupon, 1/1/2028	570	484
Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2029	1,875	2,009
City of Chicago, Waterworks, Second Lien Series 2023B, Rev., 5.00%, 11/1/2023	1,500	1,503
City of Springfield Series 2015, Rev., 5.00%, 3/1/2024	225	227
City of Waukegan
Series 2018B, GO, AGM, 5.00%, 12/30/2025	1,075	1,115
Series 2018B, GO, AGM, 5.00%, 12/30/2026	1,125	1,186
Series 2018B, GO, AGM, 5.00%, 12/30/2027	1,185	1,248
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., AGM, 5.00%, 12/30/2023	535	538
Series 2018C, Rev., AGM, 5.00%, 12/30/2026	680	717
Series 2018C, Rev., AGM, 5.00%, 12/30/2027	710	748
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,265
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2028	500	511
GO, 4.00%, 1/1/2029	375	386
GO, 4.00%, 1/1/2030	285	293
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2026	470	479
GO, 4.00%, 12/1/2027	490	503
GO, 4.00%, 12/1/2028	545	564
GO, 4.00%, 12/1/2029	515	532
GO, 4.00%, 12/1/2030	200	207
GO, 4.00%, 12/1/2031	820	845
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2024	505	513
Series 2019B, GO, 5.00%, 12/1/2025	515	532
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2023	5	5
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	71

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Cook County, Proviso Township High School District No. 209, Limited Tax GO, 5.00%, 12/1/2023	2,350	2,358
County of Cook Series 2021B, GO, 4.00%, 11/15/2027	125	128
County of Du Page, Courthouse Project GO, 5.00%, 1/1/2024	335	337
DeKalb County Community Unit School District No. 428 DeKalb
GO, 4.00%, 1/1/2028	1,265	1,307
GO, 4.00%, 1/1/2029	650	673
GO, 4.00%, 1/1/2030	600	620
GO, 4.00%, 1/1/2031	1,000	1,032
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	585
Glenview Park District
GO, 5.00%, 12/1/2026	300	318
GO, 5.00%, 12/1/2029	350	369
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,191
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	200
Rev., 5.00%, 10/1/2025	300	308
Rev., 5.00%, 10/1/2028	250	261
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,014
Rev., 4.00%, 1/15/2032	2,120	2,176
Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.05%, 9/8/2023 (b)	1,000	1,000
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (d)	6,500	6,708
Kane and DeKalb Counties Community Unit School District No 301 Burlington GO, 5.00%, 1/1/2027	355	374
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2026	115	120
Series 2020B, GO, AGM, 5.00%, 12/1/2026	210	220
Series 2020A, GO, AGM, 4.00%, 12/1/2027	105	108
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	67
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	140
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	67
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	41
Series 2020A, GO, AGM, 4.00%, 12/1/2030	80	83
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2025	400	402
GO, AGM, 4.00%, 5/1/2026	200	203
GO, AGM, 4.00%, 5/1/2028	350	359
GO, AGM, 4.00%, 5/1/2029	2,000	2,049
Maine Township High School District No. 207 of Cook Country
Series 2019A, GO, 5.00%, 12/1/2027	1,915	2,067
Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,120
Series 2019A, GO, 4.00%, 12/1/2029	1,945	2,022
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2026	750	761
GO, AGM, 4.00%, 4/1/2027	780	798
GO, AGM, 4.00%, 4/1/2028	410	423
GO, AGM, 4.00%, 4/1/2029	240	250
GO, AGM, 4.00%, 4/1/2030	375	390
Peoria Public Building Commission
Series 2019A, Rev., AGM, 4.00%, 12/1/2025	700	705
Series 2019A, Rev., AGM, 4.00%, 12/1/2026	1,000	1,012
Series 2019A, Rev., AGM, 4.00%, 12/1/2027	1,270	1,292
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,200	1,286
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,564
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2024	3,000	3,013
Series 2018C, Rev., 5.00%, 1/1/2025	4,250	4,326
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series 2017A, Rev., 5.00%, 2/15/2027	2,000	2,071
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2023	5,000	5,009
Series 2022A, GO, 5.00%, 3/1/2024	500	503
Series 2023D, GO, 5.00%, 7/1/2024	1,000	1,010
Series 2023B, GO, 5.00%, 5/1/2028	1,000	1,059
Village of Skokie GO, 5.00%, 12/1/2028	1,550	1,693
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	873
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2029	250	257
Total Illinois		82,079
Indiana — 2.3%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2027	985	1,012
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	4,910
Indiana Finance Authority, Indiana University Health Obligated Group Series 2019B, Rev., 2.25%, 7/1/2025 (b)	5,000	4,850
Indiana Finance Authority, Indianapolis Power and Light Co. Project
Series 2020B, Rev., AMT, 0.95%, 4/1/2026 (b)	4,525	4,041
Series 2021A, Rev., 1.40%, 8/1/2029 (b)	7,000	5,976
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	898
Series DD, Rev., 5.00%, 7/1/2027	10	11
South Bend Community School Corp. Series 2022B, GO, 4.00%, 1/15/2024	720	721
Total Indiana		22,419
Iowa — 1.1%
Iowa Finance Authority, Health System Series 2018A, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 4.64%, 9/7/2023 (c) (e)	10,835	10,828
Kansas — 1.3%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	308
Rev., 5.00%, 9/1/2026	465	487
City of Wichita, Water and Sewer System Series 2016B, Rev., 5.00%, 10/1/2024	200	203
Kansas Development Finance Authority, State of Kansas Project
Series 2019F, Rev., 5.00%, 11/1/2024	170	173
Series 2019F, Rev., 4.00%, 11/1/2029	6,820	6,988
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025	1,750	1,806
University of Kansas Hospital Authority, Health System
Series 2017A, Rev., 5.00%, 3/1/2024 (d)	70	71
Series 2017A, Rev., 5.00%, 3/1/2024	205	207
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	411
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	230
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	346
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	432
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kansas — continued
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	405
Wyandotte County-Kansas City Unified Government Series 2021A, GO, AGM, 4.00%, 8/1/2024	1,000	1,006
Total Kansas		13,073
Kentucky — 3.2%
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2023	240	240
Kentucky Public Energy Authority, Gas Supply
Series 2018A, Rev., 4.00%, 4/1/2024 (b)	2,500	2,501
Series 2018C-1, Rev., 4.00%, 6/1/2025 (b)	10,160	10,165
Series 2019C, Rev., 4.00%, 2/1/2028 (b)	6,500	6,450
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2020D, Rev., 5.00%, 10/1/2029 (b)	10,500	11,060
Northern Kentucky University Series 2014A, Rev., 5.00%, 9/1/2024	1,310	1,319
Total Kentucky		31,735
Louisiana — 1.5%
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2023	365	366
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	405
Series 2018C, Rev., 5.00%, 12/1/2025	915	943
Series 2018C, Rev., 5.00%, 12/1/2026	500	523
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	375
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	634
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	540
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	324
Jefferson Sales Tax District Series 2019B, Rev., AGM, 4.00%, 12/1/2032	5,815	5,960
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2023A, Rev., 5.00%, 10/15/2028	175	190
Series 2023A, Rev., 5.00%, 10/15/2029	175	193
Series 2023A, Rev., 5.00%, 10/15/2030	175	196
Series 2023A, Rev., 5.00%, 10/15/2031	175	198
Series 2023A, Rev., 5.00%, 10/15/2032	225	257
Louisiana Public Facilities Authority, Tulane University Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	259
Series 2020A, Rev., 5.00%, 4/1/2027	150	159
Series 2020A, Rev., 5.00%, 4/1/2028	165	178
Series 2020A, Rev., 5.00%, 4/1/2029	220	241
Series 2020A, Rev., 5.00%, 4/1/2030	130	144
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	73

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Series 2020A, Rev., 5.00%, 4/1/2031	150	165
State of Louisiana Series 2014C, GO, 5.00%, 8/1/2024	150	152
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (d)	2,000	2,034
Total Louisiana		14,436
Maryland — 0.1%
County of Prince George's Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,088
Massachusetts — 2.5%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2030	8,290	8,365
Massachusetts Bay Transportation Authority Sales Tax Series 2022A, Rev., VRDO, LIQ : TD Bank NA, 4.20%, 9/12/2023 (b)	14,000	14,000
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2025	525	531
Rev., 5.00%, 7/1/2026	435	446
Rev., 5.00%, 7/1/2027	420	435
Rev., 5.00%, 7/1/2028	525	548
Total Massachusetts		24,325
Michigan — 1.2%
Avondale School District, Unlimited Tax Series 2020A, GO, Q-SBLF, 5.00%, 5/1/2029	1,835	2,023
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	663
GO, 5.00%, 4/1/2028	245	264
Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2024	1,400	1,408
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	785
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	570	576
GO, Q-SBLF, 4.00%, 5/1/2026	885	902
GO, Q-SBLF, 4.00%, 5/1/2027	1,090	1,123
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 1999B-4, Rev., 5.00%, 11/15/2027	2,250	2,306
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2027	375	399
Series 2019-II, GO, 5.00%, 5/1/2028	600	650
Series 2019-II, GO, 5.00%, 5/1/2029	250	275
Total Michigan		11,374
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — 0.5%
City of Minneapolis Series 2021, GO, 4.00%, 12/1/2024	355	358
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	211
Series 2019C, COP, 5.00%, 2/1/2024	295	297
Series 2019B, COP, 5.00%, 2/1/2025	185	189
Series 2019C, COP, 5.00%, 2/1/2025	310	316
Series 2019B, COP, 5.00%, 2/1/2026	195	202
Series 2019C, COP, 5.00%, 2/1/2026	320	331
Series 2019B, COP, 5.00%, 2/1/2027	185	194
Series 2019B, COP, 5.00%, 2/1/2028	175	187
Series 2019C, COP, 5.00%, 2/1/2028	350	373
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 4.00%, 12/1/2024	100	99
Rev., 4.00%, 12/1/2025	185	183
Rev., 4.00%, 12/1/2026	185	183
Rev., 4.00%, 12/1/2027	195	192
Rev., 4.00%, 12/1/2028	240	236
State of Minnesota Series 2013E, GO, 5.00%, 11/7/2023	115	115
University of Minnesota Series 2016A, Rev., 5.00%, 4/1/2024	300	303
Western Minnesota Municipal Power Agency, Power Supply Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,005
Total Minnesota		4,974
Mississippi — 1.0%
County of Harrison, Tax-Exempt
Series 2019A, GO, 5.00%, 10/1/2027	800	855
Series 2019A, GO, 5.00%, 10/1/2028	345	374
Medical Center Educational Building Corp., Capital Improvements and Refinancing Project Rev., 5.00%, 6/1/2031	3,105	3,410
Mississippi Business Finance Corp., Pollution Control, Power Co., Project Rev., 3.20%, 9/1/2028	4,000	3,890
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,491
Total Mississippi		10,020
Missouri — 0.5%
City of Kansas City
Series 2022C, Rev., 5.00%, 9/1/2024	100	101
Series 2019A, Rev., 5.00%, 12/1/2024	140	143
City of St. Peters
COP, 4.00%, 5/1/2026	705	716
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
COP, 4.00%, 5/1/2027	730	748
COP, 4.00%, 5/1/2028	760	786
COP, 4.00%, 5/1/2029	760	789
COP, 4.00%, 5/1/2030	545	570
County of Greene, Missouri Capital project Series 2018, COP, 4.00%, 9/1/2024	250	251
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2028	300	311
Rev., 4.00%, 12/1/2029	200	208
Total Missouri		4,623
Montana — 0.1%
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 12/1/2023	515	517
Nebraska — 1.5%
Central Plains Energy Project Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	10,000	10,193
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (b)	3,000	3,008
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	292
COP, 5.00%, 12/15/2027	495	534
COP, 5.00%, 12/15/2028	540	589
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (d)	250	257
Total Nebraska		14,873
Nevada — 0.3%
County of Clark Series 2016, Rev., 5.00%, 7/1/2024	125	127
Nevada Housing Division, Woodcreek Apartments Rev., FHA, 5.00%, 12/1/2024 (b)	2,775	2,802
Total Nevada		2,929
New Hampshire — 0.5%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,066
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026	2,880	2,951
Total New Hampshire		5,017
New Jersey — 6.3%
Burlington County Bridge Commission,Government Leasing Program Rev., 4.50%, 8/7/2024	2,340	2,360
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2027	1,000	1,053
Series 2020A, GO, AGM, 5.00%, 10/1/2028	750	801
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
New Jersey Economic Development Authority
Series 2023RRR, Rev., 5.00%, 3/1/2025	3,250	3,315
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,320	2,369
New Jersey Economic Development Authority, School Facilities Construction
Series 2017DDD, Rev., 5.00%, 6/15/2025	1,500	1,536
Series 2017DDD, Rev., 5.00%, 6/15/2026	1,840	1,914
Series 2021QQQ, Rev., 5.00%, 6/15/2027	435	460
Series 2021QQQ, Rev., 5.00%, 6/15/2028	400	429
Series 2021QQQ, Rev., 5.00%, 6/15/2029	500	543
Series 2021QQQ, Rev., 5.00%, 6/15/2030	275	301
Series 2021QQQ, Rev., 5.00%, 6/15/2031	500	550
New Jersey Institute of Technology, Tax-Exempt
Series 2020A, Rev., 5.00%, 7/1/2027	175	186
Series 2020A, Rev., 5.00%, 7/1/2028	200	216
Series 2020A, Rev., 5.00%, 7/1/2029	270	295
Series 2020A, Rev., 5.00%, 7/1/2030	415	454
Series 2020A, Rev., 5.00%, 7/1/2032	725	790
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,124
Series A, Rev., 5.00%, 6/15/2029	5,350	5,574
Series A, Rev., 5.00%, 6/15/2031	4,750	4,937
Passaic Valley Sewerage Commission, Sewer System
Series J, Rev., AGM, 3.00%, 12/1/2027	6,370	6,219
Series J, Rev., AGM, 3.00%, 12/1/2028	6,465	6,254
Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,324
State of New Jersey Series 2020A, GO, 5.00%, 6/1/2026	7,455	7,800
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	3,872
Township of Stafford Series 2016, GO, 4.00%, 8/1/2024	250	251
Total New Jersey		61,927
New Mexico — 0.7%
Albuquerque Municipal School District No. 12 Series 2023B, GO, 5.00%, 8/1/2024	590	598
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,535
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,116
GO, 5.00%, 8/1/2025	500	516
GO, 5.00%, 8/1/2026	650	682
Total New Mexico		6,447
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	75

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 8.2%
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	554
Floral Park-Bellerose Union Free School District GO, 4.00%, 12/1/2029	670	702
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2025	500	518
Rev., 5.00%, 9/1/2027	500	539
Rev., 5.00%, 9/1/2028	750	802
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	384
Metropolitan Transportation Authority Series 2014C, Rev., 5.00%, 11/15/2024	3,000	3,045
Metropolitan Transportation Authority, Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,121
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., AGM, 4.00%, 1/1/2032	1,000	1,025
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., AGM, 5.00%, 3/1/2030	1,600	1,746
New York City Industrial Development Agency, Yankee Stadium Project
Series 2020A, Rev., AGM, 4.00%, 3/1/2031	2,500	2,578
Series 2020A, Rev., AGM, 4.00%, 3/1/2032	1,500	1,546
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,602
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2026	5,000	5,127
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,048
Series 2019 SERIES 1, Rev., 4.00%, 7/1/2031	4,255	4,389
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,210
New York State Dormitory Authority, Non Stop Supported Debt, New School University Series 2015A, Rev., 5.00%, 7/1/2024 (d)	75	76
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,750	1,867
New York State Dormitory Authority, School Districts Bond Financing Series 2020A, Rev., AGM, 5.00%, 10/1/2031	5,065	5,507
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	975	1,009
Series 2021A, Rev., 4.00%, 7/1/2030	1,500	1,559
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021A, Rev., 5.00%, 3/15/2034	5,965	6,664
New York State Thruway Authority Series J, Rev., 5.00%, 1/1/2028	1,000	1,005
New York State Urban Development Corp., Personal Income Tax
Series 2017A, Rev., 5.00%, 3/15/2030	1,450	1,534
Series 2022A, Rev., 5.00%, 9/15/2032	5,000	5,746
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2014A, Rev., 5.00%, 3/15/2024 (d)	1,210	1,221
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Series 2020C, Rev., 5.00%, 12/1/2027	800	845
Series 2020C, Rev., 5.00%, 12/1/2028	500	534
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	277
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	280
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	408
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2026	800	822
GO, 4.00%, 11/1/2027	675	702
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2021A-2, Rev., 2.00%, 5/15/2028 (b)	10,000	9,062
Trust for Cultural Resources of The City of New York (The), Lincoln Center for the Performing Arts, Inc. Series 2020A, Rev., 5.00%, 12/1/2032	1,000	1,116
Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2020A, Rev., 5.00%, 12/1/2031	2,800	3,130
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,568
Total New York		79,868
North Carolina — 1.7%
City of Charlotte Series 2014A, Rev., 5.00%, 7/1/2024	100	101
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
City of Winston-Salem, Water and Sewer System Series A, Rev., 5.00%, 6/1/2024	1,300	1,316
County of Alamance GO, 5.00%, 2/1/2024	200	201
County of Mecklenburg Series 2015A, Rev., 5.00%, 10/1/2024	250	255
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,388
State of North Carolina Rev., 5.00%, 3/1/2024	600	604
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	446
Total North Carolina		16,311
Ohio — 1.1%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	155
Series 2018A, Rev., 5.00%, 10/1/2027	250	268
Series 2018A, Rev., 5.00%, 10/1/2028	250	271
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,709
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	203
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,408
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project
Rev., 5.00%, 12/1/2025	250	250
Rev., 5.00%, 12/1/2026	625	626
Rev., 5.00%, 12/1/2029	800	804
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2023A, Rev., 5.00%, 12/1/2024	3,000	3,060
Total Ohio		10,754
Oklahoma — 3.1%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2028	385	398
Rev., 4.00%, 12/1/2029	415	430
Rev., 4.00%, 12/1/2030	435	450
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	371
Rev., 5.00%, 9/1/2026	820	842
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued
Rev., 5.00%, 9/1/2027	1,250	1,294
Cleveland County Educational Facilities Authority
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,122
Series 2021, Rev., 4.00%, 6/1/2028	2,200	2,272
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	3,050	3,129
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2025	700	706
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	399
Rev., 5.00%, 9/1/2029	1,175	1,246
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2029	300	308
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2024	890	900
Rev., 5.00%, 9/1/2025	850	864
Rev., 5.00%, 9/1/2026	1,800	1,841
Rev., 5.00%, 9/1/2027	480	496
Muskogee Industrial Trust, Public School Project Series 2019, Rev., 4.00%, 9/1/2029	3,010	2,939
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2023	355	355
Rev., 5.00%, 10/1/2025	1,000	1,027
Oklahoma State University, Agricultural Mechanical Colleges Series 2021A, Rev., 5.00%, 9/1/2024	255	259
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2027	125	128
Rev., 4.00%, 12/1/2028	175	179
University of Oklahoma (The), Tax Exempt
Series 2020B, Rev., 5.00%, 7/1/2028	455	490
Series 2020B, Rev., 5.00%, 7/1/2029	480	522
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2025	625	630
Rev., 4.00%, 9/1/2027	725	736
Rev., 4.00%, 9/1/2028	300	306
Total Oklahoma		30,639
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	77

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — 0.2%
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	40
Multnomah County School District No. 1 Portland Series 2023, GO, 5.00%, 6/15/2024	400	405
Port of Portland, International Airport Series 23, Rev., 5.00%, 7/1/2024	1,595	1,616
Total Oregon		2,061
Pennsylvania — 7.3%
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2024	175	176
Rev., AGM, 4.00%, 12/1/2025	150	152
Rev., AGM, 4.00%, 12/1/2026	100	102
Rev., AGM, 4.00%, 12/1/2027	125	129
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 5.00%, 9/1/2026	250	261
Series 2020A, Rev., 5.00%, 9/1/2027	200	213
Series 2020A, Rev., 5.00%, 9/1/2028	175	189
Series 2020A, Rev., 5.00%, 9/1/2029	175	192
Commonwealth of Pennsylvania Series 2016-2, GO, 5.00%, 1/15/2025	630	644
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2027	1,480	1,513
Series 2020B, GO, 4.00%, 9/1/2028	1,495	1,527
Series 2020B, GO, 4.00%, 9/1/2029	1,525	1,554
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2026	750	762
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,600
Series 2019A, GO, 4.00%, 10/1/2028	920	943
County of Westmoreland Series 2019A, GO, 5.00%, 8/15/2028	3,000	3,249
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,438
General Authority of Southcentral Pennsylvania, Wellspan Health Obligation Series 2014A, Rev., 5.00%, 6/1/2024	380	384
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,010
Montgomery County Industrial Development Authority, Constellation Energy Generation LLC Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,253
Panther Valley School District
GO, 2.00%, 10/15/2026	750	695
GO, 2.00%, 10/15/2027	680	618
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
GO, 2.00%, 10/15/2028	300	268
GO, 2.00%, 10/15/2029	300	262
Penn Hills School District
GO, 5.00%, 10/1/2027	3,585	3,781
GO, 5.00%, 10/1/2028	3,585	3,836
GO, 5.00%, 10/1/2029	3,815	4,132
Pennsylvania Turnpike Commission Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 4.66%, 9/7/2023 (c)	13,000	13,003
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,069
Pittsburgh Water and Sewer Authority, First Lien Series 2019A, Rev., 5.00%, 9/1/2023	270	270
Quaker Valley School District
GO, 5.00%, 10/1/2028	350	384
GO, 5.00%, 10/1/2029	425	474
GO, 5.00%, 10/1/2030	250	282
School District of Philadelphia (The) Series 2021A, GO, 5.00%, 9/1/2024	1,265	1,281
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2027	635	673
Rev., 5.00%, 6/1/2029	3,115	3,413
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program Rev., 5.00%, 6/1/2032	100	114
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax
Rev., AGM, 5.00%, 2/1/2029	2,750	2,998
Rev., AGM, 5.00%, 2/1/2030	2,925	3,205
Rev., AGM, 5.00%, 2/1/2031	4,750	5,211
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2024	2,625	2,656
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	589
Series 2019B, GO, 4.00%, 10/1/2029	420	430
Total Pennsylvania		70,935
Tennessee — 2.3%
City of Chattanooga Series A, Rev., 5.00%, 9/1/2024	125	127
City of Jackson Series 2019, GO, 5.00%, 6/1/2024	115	117
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,194
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Johnson City Health and Educational Facilities Board, Ballad Health
Series 2023A, Rev., 5.00%, 7/1/2024	625	631
Series 2023A, Rev., 5.00%, 7/1/2025	760	776
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Chippington Towers Project Rev., 0.45%, 10/1/2024 (b)	10,000	9,601
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	10,000	10,190
Total Tennessee		22,636
Texas — 6.1%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,057
Alief Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 5.00%, 2/15/2024	125	126
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,014
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	262
Series 2018C, Rev., 5.00%, 8/1/2027	200	214
Series 2018C, Rev., 5.00%, 8/1/2029	325	347
Bridge City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2033	520	586
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,132
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	606
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	652
City of Corpus Christi Rev., 5.00%, 7/15/2024	110	111
City of Denton GO, 5.00%, 2/15/2025	270	276
City of El Paso
Series 2023, GO, 5.00%, 8/15/2024	1,030	1,045
Series 2023, GO, 5.00%, 8/15/2025	1,080	1,112
City of Galveston GO, 4.00%, 5/1/2024	635	637
City of Garland Series 2023, GO, 5.00%, 2/15/2024	1,155	1,163
City of Garland, Water and Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,071
City of Houston, Public Improvement Series 2017A, GO, 5.00%, 3/1/2025	1,195	1,224
City of Laredo GO, 5.00%, 2/15/2024	410	413
City of Lubbock, Electric Light and Power System Series 2022, Rev., AGM, 5.00%, 4/15/2024	770	776
City of Pearland Series 2017, GO, 5.00%, 3/1/2025	125	128
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of San Antonio, Electric and Gas Systems Rev., 5.25%, 2/1/2024	200	201
Colorado River Municipal Water District Series 2021, Rev., 5.00%, 1/1/2024	100	100
Conroe Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2025	500	512
County of Bexar Series 2015, Rev., AGM, 4.00%, 8/15/2024 (d)	215	216
County of Fort Bend Series B, GO, 5.00%, 3/1/2024	225	227
Cypress-Fairbanks Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2033	2,040	2,337
Eagle Mountain and Saginaw Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2024	100	102
Elgin Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 8/1/2032	1,025	1,180
Forney Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,330
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	1,000	1,066
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	1,941
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2025	530	520
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,450
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,511
Humble Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2033	1,655	1,896
Huntsville Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2034	1,340	1,518
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	258
Series 2017A, Rev., 5.00%, 10/15/2029	500	515
Klein Independent School District, Unlimited Tax Series B, GO, 5.00%, 8/1/2029	525	539
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,526
Odessa Junior College District, Consolidated Fund
Rev., AGM, 4.00%, 7/1/2026	300	305
Rev., AGM, 4.00%, 7/1/2027	430	441
Pasadena Independent School District, School Building, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2028	1,000	1,007
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	79

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Richardson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2029	3,165	3,432
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	595
Southwest Higher Education Authority, Inc., Southern Methodist University Project Rev., 5.00%, 10/1/2023	400	400
Spring Branch Independent School District Series 2022, GO, PSF-GTD, 5.00%, 2/1/2024	510	513
State of Texas Series 2014, GO, 5.00%, 4/1/2024 (d)	11,720	11,828
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,702
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	1,100	1,139
Tyler Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2024	150	151
West Travis County Public Utility Agency Rev., 5.00%, 8/15/2027	350	372
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/1/2030	800	836
GO, PSF-GTD, 4.00%, 2/1/2031	1,000	1,043
Ysleta Independent School District Series 2020, GO, PSF-GTD, 5.00%, 8/15/2024	150	152
Total Texas		59,813
Utah — 1.0%
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	6,880	6,909
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	501
Rev., AGM, 5.00%, 2/1/2025	250	255
Rev., AGM, 5.00%, 2/1/2027	720	757
Rev., AGM, 5.00%, 2/1/2029	1,070	1,127
Total Utah		9,549
Virginia — 1.4%
Chesapeake Bay Bridge and Tunnel District General Resolution Series 2019, Rev., BAN, 5.00%, 11/1/2023	8,355	8,369
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (b)	3,000	3,230
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Virginia College Building Authority Series 2018A, Rev., 5.00%, 2/1/2024	450	453
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2016C, Rev., 5.00%, 11/1/2027	1,235	1,308
Total Virginia		13,360
Washington — 2.7%
Energy Northwest Series 2018C, Rev., 5.00%, 7/1/2024	125	127
Energy Northwest, Columbia Generating Series 2017A, Rev., 5.00%, 7/1/2024	185	187
Snohomish County Public Utility District No. 1, Electric System Rev., 5.00%, 12/1/2025	500	519
State of Washington, Various Purpose
Series 2014D, GO, 5.00%, 2/1/2024	150	151
Series 2017D, GO, 5.00%, 2/1/2024	100	101
University of Washington Series 2022C, Rev., 4.00%, 8/1/2027 (b)	7,900	8,050
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (b)	17,000	17,406
Total Washington		26,541
Wisconsin — 2.1%
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2027	200	215
State of Wisconsin Series 2016A, GO, 5.00%, 5/1/2026	5,050	5,198
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,558
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,425
Wisconsin Department of Transportation Series 2017-1, Rev., 5.00%, 7/1/2025	1,790	1,845
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 6/24/2026 (b)	3,500	3,630
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	334
Total Wisconsin		20,205
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc. Series 2017A, Rev., 5.00%, 1/1/2027 (d)	1,000	1,059
Total Municipal Bonds (Cost $990,316)		954,691
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 5.90%, 6/25/2032 (b)(Cost $21)	21	21
	SHARES (000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (g) (h) (Cost $13,449)	13,449	13,450
Total Investments — 99.2% (Cost $1,003,786)		968,162
Other Assets Less Liabilities — 0.8%		7,496
NET ASSETS — 100.0%		975,658

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	81

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.8% (a)
Alabama — 2.0%
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (b) (c)	2,665	2,780
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (b)	2,000	2,108
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	1,300	1,248
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024 (d)	1,000	1,008
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	300	299
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,530	5,734
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	2,000	1,906
UAB Medicine Finance Authority Series 2017B-2, Rev., 3.50%, 9/1/2035	160	149
Total Alabama		15,232
Alaska — 0.2%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,352
Arizona — 1.5%
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (e)	350	252
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2051 (e)	250	180
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	1,300	1,099
Series 2022A, Rev., 4.25%, 11/1/2052	800	703
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	2,236
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Series 2020A1, Rev., 5.00%, 7/15/2040 (e)	2,515	2,336
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC - CR, FGIC, 5.50%, 7/1/2036	125	150
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 4.00%, 7/1/2049	50	47
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Series 2021A, Rev., 4.00%, 7/1/2040	3,375	3,311
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	363
Series 2018A, Rev., 5.00%, 7/1/2033	150	155
Series 2018A, Rev., 5.00%, 7/1/2037	200	203
Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	10	11
Salt River Project Agricultural Improvement and Power District, Electric System Series 2017A, Rev., 5.00%, 1/1/2028	35	38
University of Arizona (The) Rev., 5.00%, 6/1/2033	40	41
Total Arizona		11,125
Arkansas — 0.1%
County of Pulaski Rev., 4.25%, 3/1/2048	250	237
University of Arkansas, Various Facility Fayetteville Campus Series 2016A, Rev., 5.00%, 11/1/2037	185	191
University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	106
Total Arkansas		534
California — 5.7%
Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	65
Bay Area Toll Authority, Toll Bridge Series 2017S-7, Rev., 4.00%, 4/1/2032	35	36
Calexico Unified School District Series 2022, GO, 4.00%, 8/1/2043	2,065	1,998
California Community Choice Financing Authority, Clean Energy Project Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,565	2,687
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	118
Series 2020A, Rev., 4.00%, 6/1/2034	510	521
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (d)	500	510
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	998
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (d)	250	261
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2020A-3, Rev., AMT, 8.00%, 9/14/2023 (b) (c) (e)	2,000	2,000
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 4.00%, 2/1/2051	365	319
California Public Finance Authority, Enso Village Project
Series 2021A, Rev., 5.00%, 11/15/2046 (e)	600	535
Series 2021A, Rev., 5.00%, 11/15/2051 (e)	500	435
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	504
Rev., 5.00%, 10/15/2047	1,000	968
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2024 (e)	160	161
Series 2018A, Rev., 5.00%, 8/1/2025 (e)	150	151
Series 2018A, Rev., 5.00%, 8/1/2026 (e)	150	152
Series 2018A, Rev., 5.00%, 8/1/2027 (e)	150	153
Series 2018A, Rev., 5.00%, 8/1/2028 (e)	190	195
California State University, Systemwide
Series 2017A, Rev., 5.00%, 11/1/2042	30	31
Series 2016A, Rev., 5.00%, 11/1/2045	25	26
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,799
Campbell Union High School District GO, 3.00%, 8/1/2031	30	29
City of Irvine, Reassessment District No. 19-01, Limited Obligation Improvement 5.00%, 9/2/2027	15	16
City of Los Angeles Department of Airports, International Airport Subordinate Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	167
Clovis Unified School District COP, 4.00%, 6/1/2028	150	157
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (e)	2,115	1,522
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Series 2021A, Rev., 4.00%, 8/1/2056 (e)	1,500	1,102
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (e)	365	269
Dixon Unified School District COP, 5.00%, 9/1/2027	10	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
East Bay Municipal Utility District, Wastewater System Series A-1, Rev., 5.00%, 6/1/2036	1,850	1,903
East Bay Municipal Utility District, Water System Series 2015B, Rev., 5.00%, 6/1/2033	515	532
Fontana Redevelopment Agency, Successor Agency, Tax Allocation Series 2017A, Rev., 5.00%, 10/1/2025	50	52
Fresno Joint Powers Financing Authority, Master Lease Project Series 2017A, Rev., AGM, 5.00%, 4/1/2026	100	105
Hartnell Community College District, Election of 2016 Series B, GO, 4.00%, 8/1/2036	430	436
Long Beach Unified School District, Election of 2008 Series G, GO, 4.00%, 8/1/2045	4,165	4,056
Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	32
Modesto Elementary School District, Election of 2018 Series C, GO, 5.00%, 8/1/2052	2,500	2,657
Modesto High School District Series A, GO, 4.00%, 8/1/2048	5,200	5,003
Moulton-Niguel Water District Public Facilities Corp. Rev., 5.00%, 9/1/2038	35	38
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2043	7,150	6,484
Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	27
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2037	200	224
Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	12
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 10/24/2023	1,500	1,503
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 4.00%, 5/1/2049	1,325	1,186
Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	31
State of California, Various Purpose GO, 5.00%, 11/1/2029	1,020	1,102
Total California		43,279
Colorado — 3.5%
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	5,000	4,773
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	83

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A-3, GO, 5.00%, 12/1/2050	670	566
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049 (e)	650	585
City and County of Denver, Airport System Series 2022A, Rev., AMT, 5.50%, 11/15/2053	3,465	3,688
City of Colorado Springs, Utilities System Improvement Series 2020A, Rev., 4.00%, 11/15/2050	1,715	1,613
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	135
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (e)	740	619
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation
Series 2022, Rev., 5.00%, 9/1/2052	750	702
Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,619
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2027	160	166
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,281
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	956
County of Adams COP, 4.00%, 12/1/2040	2,815	2,726
County of El Paso, The Colorado College Project Series 2020A, Rev., 5.00%, 6/1/2031	100	111
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,001
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	884
Sky Ranch Community Authority Board, Metropolitan District No. 3 Series 2022A, Rev., 5.75%, 12/1/2052	500	460
State of Colorado
Series 2018A, COP, 5.00%, 9/1/2031	20	22
Series 2020-A, COP, 4.00%, 12/15/2034	30	31
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,024
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,499
Verve Metropolitan District No. 1 GO, 6.75%, 12/1/2052	1,500	1,369
Total Colorado		26,830
Connecticut — 0.8%
City of Norwalk Series 2023, GO, 4.25%, 8/15/2053	1,000	977
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, Rev., 4.00%, 11/15/2045	25	25
Series A-1, Rev., 4.00%, 11/15/2047	145	144
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc.
Series 2018B, Rev., 5.00%, 12/1/2025	1,000	1,002
Series 2020A, Rev., 5.00%, 7/1/2028	50	53
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 4.00%, 7/1/2045	2,475	2,220
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (e)	1,000	1,054
State of Connecticut
Series 2016D, GO, 5.00%, 8/15/2026	25	26
Series A, GO, 5.00%, 4/15/2029	150	160
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series A, Rev., 5.00%, 9/1/2027	25	27
Series 2018B, Rev., 5.00%, 10/1/2033	55	60
Town of Stratford GO, 5.00%, 5/15/2028	245	263
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2028	15	15
Total Connecticut		6,026
Delaware — 0.7%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	931
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	508
Series A, Rev., 5.00%, 9/1/2046	500	496
Rev., 5.00%, 9/1/2050	1,500	1,471
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Delaware — continued
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,182
University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	554
Total Delaware		5,142
District of Columbia — 1.5%
District of Columbia, Georgetown University Issue Rev., 5.00%, 4/1/2030	15	16
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2027	30	31
Series 2017B, Rev., 5.00%, 7/1/2037	25	25
Rev., 4.00%, 7/1/2039	1,925	1,737
District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024 (d)	25	25
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (e)	1,130	1,026
Metropolitan Washington Airports Authority Aviation
Series A, Rev., AMT, 5.00%, 10/1/2030	80	83
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,130
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2042	5,010	5,166
Total District of Columbia		11,239
Florida — 4.5%
City of Kissimmee, Sales Tax Series 2022A, Rev., 4.00%, 10/1/2051	8,110	7,520
City of Lakeland, Capital Improvement
Series 2021A, Rev., 5.00%, 10/1/2039	275	305
Series 2021A, Rev., 5.00%, 10/1/2040	290	320
Series 2021A, Rev., 5.00%, 10/1/2041	200	220
City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	16
City of Pompano Beach Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,509
City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2028	25	27
City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	1,728
County of Hillsborough, Parks and Recreation Program GO, NATL - RE, 5.25%, 7/1/2025	1,200	1,232
County of Miami-Dade Aviation Series 2020A, Rev., 4.00%, 7/1/2047	4,275	4,034
County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	97
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
County of Sarasota, Utility System Series 2016A, Rev., 4.00%, 10/1/2043	65	62
Florida Department of Management Services Series 2021A, COP, 5.00%, 11/1/2033	1,250	1,424
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Series 2022A-1, Rev., 5.00%, 7/1/2051	195	181
Florida Development Finance Corp., Mater Academy Project Series 2022A, Rev., 4.00%, 6/15/2042	1,500	1,284
Florida Development Finance Corp., Mayflower Retirement Community Project
Series 2021A, Rev., 4.00%, 6/1/2041 (e)	1,320	945
Series 2021A, Rev., 4.00%, 6/1/2046 (e)	1,005	669
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	220
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2026	25	26
Florida State Board of Governors, Florida International University Dormitory Series 2021A, Rev., 4.00%, 7/1/2032	65	67
Lee County School Board (The)
Series 2023A, COP, 4.00%, 8/1/2046	3,735	3,505
Series 2023A, COP, 4.00%, 8/1/2048	2,500	2,329
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	860	770
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,034
Monroe County School District
Series 2018A, COP, 5.00%, 6/1/2030	150	161
Series 2018A, COP, 5.00%, 6/1/2034	40	43
Orange County Convention Center, Tourist Development Tax Series 2016A, Rev., 4.00%, 10/1/2036	40	40
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	400	332
State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	90	98
Village Community Development District No. 15 5.00%, 5/1/2043 (e)	750	751
Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2037	725	701
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	85

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2020A, Rev., 4.00%, 10/15/2038	880	835
Series 2020A, Rev., 4.00%, 10/15/2039	1,020	956
Total Florida		34,441
Georgia — 1.9%
Carroll City-County Hospital Authority Rev., GTD, 4.00%, 7/1/2045	1,250	1,156
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	968
Downtown Development Authority of The City of Dalton, Hamilton Health Care System Rev., NATL - RE, 5.50%, 8/15/2026	1,210	1,244
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	1,000	822
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (e)	1,145	931
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	1,949
Georgia Housing and Finance Authority, Single Family Mortgage Series 2014A-1, Rev., AMT, 4.00%, 6/1/2044	15	15
Georgia Ports Authority Rev., 4.00%, 7/1/2052	2,805	2,668
Municipal Electric Authority of Georgia Series 2019B, Rev., 5.00%, 1/1/2059	5,000	4,991
Total Georgia		14,744
Hawaii — 0.3%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,014
Idaho — 0.2%
Boise State University General Project Series 2023A, Rev., 5.00%, 4/1/2048 (c)	1,595	1,677
Illinois — 4.5%
Chicago O'Hare International Airport, General Airport, Senior Lien
Series C, Rev., 5.00%, 1/1/2025	105	107
Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,079
City of Chicago, Waterworks, Second Lien
Series 2023B, Rev., AGM, 4.00%, 11/1/2040	1,000	974
Series 2023A, Rev., AGM, 5.25%, 11/1/2053	635	676
City of Evanston, Corporate Purpose Series 2018B, GO, 5.00%, 12/1/2024	25	25
City of Fairview Park GO, 4.00%, 12/1/2024	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
City of St. Charles Series 2020B, GO, 4.00%, 12/1/2030	440	450
City of Sterling Series 2021B, GO, 4.00%, 11/1/2037	570	555
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2024	185	188
County of Cook
Series 2021A, GO, 5.00%, 11/15/2028	35	38
GO, 5.00%, 11/15/2034	700	722
Hoffman Estates Park District Series 2014A, GO, 4.00%, 12/1/2044	25	24
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Rev., 5.00%, 1/1/2025	100	102
Rev., 5.00%, 7/1/2040	105	112
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2035	380	398
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2046	305	305
Illinois Finance Authority, Northwest community Hospital Series 2016A, Rev., 5.00%, 7/1/2025 (d)	250	258
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	10
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	399
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc.
Series 2017C, Rev., 5.00%, 3/1/2033	305	315
Series 2017C, Rev., 5.00%, 3/1/2034	205	211
Illinois State Toll Highway Authority Series 2019A, Rev., 4.00%, 1/1/2044	1,000	951
Kendall and Kane Counties Community Unit School District No. 115 Series 2021, GO, 4.00%, 1/1/2026	65	66
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2034	130	133
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM-CR, NATL - RE, Zero Coupon, 12/15/2040	5,000	2,291
Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	275	248
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2045	1,095	1,036
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,602
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,559
State of Illinois
GO, 5.00%, 5/1/2024	205	207
Series 2017D, GO, 5.00%, 11/1/2024	325	330
GO, 5.00%, 5/1/2027	175	176
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 11/1/2028	20	21
GO, 5.50%, 1/1/2030	20	22
GO, 5.50%, 5/1/2030	2,020	2,221
GO, 4.13%, 11/1/2031	20	20
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,563
GO, 4.00%, 6/1/2033	15	15
Series 2021A, GO, 5.00%, 3/1/2036	3,250	3,449
GO, 4.00%, 6/1/2036	25	25
GO, 4.00%, 6/1/2037	45	44
Series 2023B, GO, 4.50%, 5/1/2048	615	589
State of Illinois, Sales Tax
Series 2016D, Rev., 5.00%, 6/15/2027	15	15
Series 2021C, Rev., 5.00%, 6/15/2032	65	69
Village of Arlington Heights GO, 4.00%, 12/1/2034	130	131
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,071
Will County Forest Preserve District GO, 5.00%, 12/15/2024	35	36
Will County School District No. 86 Joliet, Limited Tax Series 2015A, GO, 4.00%, 3/1/2024	220	220
Winnebago and Boone Counties School District No. 205 Rockford Series 2015B, GO, 3.75%, 2/1/2033	35	35
Total Illinois		34,144
Indiana — 0.5%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (e)	500	395
City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	184
Greencastle Community School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2031	25	26
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2032	350	358
Indiana Finance Authority Series 2023A, Rev., 5.00%, 6/1/2053	900	901
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	23
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 5.00%, 7/1/2040	170	160
Series 2020A, Rev., 5.00%, 7/1/2055	460	407
Indiana Finance Authority, Marian University Project Series 2019A, Rev., 5.00%, 9/15/2034	1,100	1,127
Indiana Finance Authority, Parkview Health System, Inc. Series 2018A, Rev., 4.00%, 11/1/2048	50	45
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006B-1, Rev., 4.00%, 11/15/2046	15	14
Indiana Municipal Power Agency Series 2016A, Rev., 5.00%, 1/1/2042	30	31
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2029	30	32
Indianapolis Local Public Improvement Bond Bank Series 2022B, Rev., 5.00%, 2/1/2031	160	180
Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	36
Total Indiana		3,919
Iowa — 0.0% ^
Waukee Community School District Infrastructure Sales Services & Use Tax Series 2021A, Rev., 5.00%, 6/1/2028	60	65
Kansas — 0.0% ^
Kansas Power Pool, Electric Utility Series 2021A, Rev., 5.00%, 12/1/2029	15	16
Kentucky — 0.6%
City of Henderson, Pratt Paper LLC Project Series 2022A, Rev., AMT, 4.45%, 1/1/2042 (e)	560	530
Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	30
Kentucky Public Energy Authority, Gas Supply Series 2022A-1, Rev., 4.00%, 8/1/2030 (b)	4,000	3,930
Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	20
Total Kentucky		4,510
Louisiana — 0.8%
Lafourche Parish School Board, Parish Wide GO, 4.00%, 3/1/2033	125	130
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (e)	1,140	924
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	87

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	25
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (e)	740	557
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2015, Rev., 5.00%, 5/15/2047	1,055	1,057
State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,190
Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	815	821
Total Louisiana		5,704
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority Series 2021A, Rev., AGM, 4.00%, 7/1/2038	350	344
Maine Health and Higher Educational Facilities Authority, MaineHealth Series 2020A, Rev., 4.00%, 7/1/2045	2,355	2,161
Maine Municipal Bond Bank Series 2018A, Rev., GAN, 5.00%, 9/1/2026	80	84
Maine State Housing Authority, Mortgage Purchase Series 2016A, Rev., 4.00%, 11/15/2045	95	95
Total Maine		2,684
Maryland — 0.9%
City of Baltimore, Water Projects Series 2019B, Rev., 4.00%, 7/1/2033	270	278
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2042	5,000	5,097
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project Series 2021A, Rev., 4.00%, 6/1/2051	2,000	1,703
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2013A, Rev., 4.00%, 1/1/2031	45	45
Total Maryland		7,123
Massachusetts — 1.3%
City of Methuen GO, 5.00%, 9/1/2030	685	782
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series 2016B, Rev., 4.00%, 6/1/2046	2,480	2,396
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	3,690	3,672
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Massachusetts Development Finance Agency, Berklee College Music Rev., 5.00%, 10/1/2026	15	16
Massachusetts Development Finance Agency, Boston College Issue Series 2017T, Rev., 4.00%, 7/1/2042	35	34
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	837
Rev., 5.00%, 1/1/2037	315	318
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	738
Massachusetts Housing Finance Agency, Single Family Housing Series 177, Rev., AMT, 4.00%, 6/1/2039	105	104
Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	10
Town of Westwood, Unlimited Tax GO, 5.00%, 8/15/2037	1,040	1,163
Total Massachusetts		10,070
Michigan — 2.0%
Berkley School District, Michigan 2015 School Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2040	30	29
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	261
Series 2021A, GO, 4.00%, 4/1/2042	350	300
Dundee Community Schools, Limited Tax GO, AGM, 5.00%, 5/1/2026	70	73
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	1,760
Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2043	1,000	1,040
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2034	25	27
Hanover Horton School District, Unlimited tax GO, AGM, 4.00%, 5/1/2028	45	46
Kentwood Economic Development Corp., Holland Home Obligated Group Series 2022, Rev., 4.00%, 11/15/2043	375	284
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	439
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,371
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Lawrence Technological University Obligated Group Rev., 4.00%, 2/1/2042	375	299
Michigan State Building Authority, Facilities Program
Series 2016 I, Rev., 4.00%, 10/15/2036	50	50
Series 2015I, Rev., 4.00%, 4/15/2040	120	120
Series 2023-II, Rev., 4.00%, 10/15/2047	675	637
Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	25	25
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	663
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	880
Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	25
State of Michigan Trunk Line Series 2021A, Rev., 4.00%, 11/15/2044	4,295	4,152
West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2024 (d)	25	25
Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	27
Total Michigan		15,533
Minnesota — 1.4%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	137
Series 2017B, GO, Zero Coupon, 2/1/2027	400	350
Series 2017B, GO, Zero Coupon, 2/1/2028	225	189
Series 2017B, GO, Zero Coupon, 2/1/2030	880	673
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	2,501
City of Woodbury, Charter School Lease Series 2020A, Rev., 4.00%, 12/1/2050	250	193
Greenway Independent School District No. 316, Capital Appreciation
Series 2019F, GO, Zero Coupon, 2/1/2030	700	550
Series 2019F, GO, Zero Coupon, 2/1/2031	545	411
Metropolitan Council Series 2023C, GO, 4.00%, 3/1/2041	3,000	2,951
Minneapolis Special School District No. 1 Series 2020A, COP, 4.00%, 4/1/2032	125	130
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	25	25
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,021
Rev., 4.00%, 3/1/2033	500	509
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	40	40
Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	195	193
Series 2017B, Rev., AMT, GNMA / FNMA / FHLMC COLL, 4.00%, 7/1/2047	120	119
Nashwauk Keewatin Independent School District No. 319 Series 2022A, GO, 4.00%, 2/1/2035	500	520
Total Minnesota		10,512
Mississippi — 0.1%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,006
Missouri — 0.4%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2028	100	103
City of Sedalia COP, 4.00%, 7/15/2035	205	207
County of Pulaski COP, 4.00%, 12/1/2030	50	50
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,001
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	953
Series 2019C, Rev., 4.00%, 2/1/2048	265	207
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Rev., 5.00%, 12/1/2030	260	275
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series B2, Rev., GNMA / FNMA / FHLMC, 4.00%, 11/1/2045	120	119
Total Missouri		2,915
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	89

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Montana — 0.0% ^
Gallatin County School District No. 72 Ophir, Big Sky GO, 4.00%, 7/1/2027	100	103
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	10	10
Total Montana		113
Nebraska — 2.0%
Central Plains Energy Project
Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	4,960	5,056
Series A, Rev., 5.00%, 9/1/2035	1,500	1,565
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2034	600	634
Series 2017A, Rev., 5.00%, 9/1/2042	750	763
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2040	575	534
Series 2020A, Rev., 4.00%, 11/15/2041	300	278
Omaha Public Power District Series 2021B, Rev., 4.00%, 2/1/2046	6,635	6,280
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	102
Series 2016A, Rev., 5.00%, 1/1/2034	185	191
Series 2016A, Rev., 5.00%, 1/1/2035	25	26
Total Nebraska		15,429
Nevada — 1.0%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series 2018B, Rev., AGM, 4.00%, 6/1/2048	375	330
County of Clark, Southern California Edison Co. Series 2010, Rev., 2.10%, 6/1/2031	5,000	4,040
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series 2018B, Rev., 4.00%, 7/1/2049	2,500	2,295
Las Vegas Valley Water District, Limited Tax Series 2022A, GO, 4.00%, 6/1/2046	1,000	957
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	16
Total Nevada		7,638
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2041	1,000	818
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,004
Total New Hampshire		1,822
New Jersey — 3.7%
Borough of Dumont, County of Bergen GO, 4.00%, 5/1/2040	515	505
Monmouth County Improvement Authority (The), Governmental Pooled Loan Series 2019B, Rev., GTD, 4.00%, 12/1/2035	25	26
New Jersey Economic Development Authority Series 2023RRR, Rev., 5.00%, 3/1/2028	1,700	1,816
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	250
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,808
New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	108
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	460	459
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,778
Series A, Rev., 5.00%, 6/15/2031	3,000	3,118
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 4.00%, 6/15/2038	1,500	1,485
Series 2020AA, Rev., 4.00%, 6/15/2045	1,400	1,326
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	5,788
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	965
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 4.00%, 6/1/2031	3,000	3,141
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,004
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,018
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,549
Total New Jersey		28,144
New Mexico — 0.0% ^
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Class I, Rev., AMT, GNMA / FNMA / FHLMC, 3.75%, 3/1/2048	250	246
New York — 13.3%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project Series 2020A, Rev., 4.00%, 11/1/2045	2,300	1,970
Build NYC Resource Corp., Global Community Charter School Series 2022A, Rev., 5.00%, 6/15/2052	635	576
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	333
City of New York
Series 2023E, Subseries E-1, GO, 5.25%, 4/1/2047	6,500	7,067
Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	6,450	6,075
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	650	612
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	1,300	1,228
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	1,000	1,027
Dutchess County Local Development Corp., Millbrook School Series 2021, Rev., 4.00%, 9/1/2051	1,030	901
Metropolitan Transportation Authority
Series A-1, Rev., 5.00%, 11/15/2023	20	20
Series 2016D, Rev., 5.00%, 11/15/2031	400	412
Metropolitan Transportation Authority, Dedicated Tax Fund
Subseries B-3B, Rev., 5.00%, 11/15/2028	25	26
Series B-1, Rev., 5.00%, 11/15/2029	25	26
Series B-1, Rev., 5.00%, 11/15/2035	95	101
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059 (e)	540	498
Monroe County Industrial Development Corp., University of Rochester Project
Series 2017C, Rev., 4.00%, 7/1/2032	90	91
Series 2017C, Rev., 4.00%, 7/1/2033	60	61
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority Fiscal Year 2022 Series 2022BB-1, Rev., 4.00%, 6/15/2045	2,180	2,088
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 4.00%, 7/15/2040	410	397
New York City Transitional Finance Authority Future Tax Secured Series 2022F, Subseries F-1, Rev., 5.00%, 2/1/2051	5,000	5,261
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2032	235	254
New York City Transitional Finance Authority, Future Tax Secured
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	470	469
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	2,450	2,352
Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,173
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	362
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-1, Rev., 5.00%, 11/1/2034	100	109
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2041	5,000	5,234
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	54
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Series 2019, Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	32
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020AA, Rev., 5.00%, 6/15/2040	55	59
Series 2022FF, Rev., 4.00%, 6/15/2041	2,500	2,457
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,361
New York State Dormitory Authority
Series 2019D, Rev., 4.00%, 2/15/2047	3,500	3,309
Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,225
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	1,000	897
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	91

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	1,913
New York State Dormitory Authority, Northwell Health Obligated Group Series 2022A, Rev., 5.00%, 5/1/2052	3,970	4,081
New York State Dormitory Authority, Rockefeller University Series 2020A, Rev., 5.00%, 7/1/2053	2,500	2,646
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2031	50	52
Series A, Rev., 5.00%, 10/1/2032	55	57
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2035	125	127
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2030	1,000	1,119
Series 2020A, Rev., 4.00%, 3/15/2044	2,000	1,920
New York State Dormitory Authority, State Sales Tax
Series 2017A, Rev., 5.00%, 3/15/2036	100	105
Series 2018A, Rev., 5.00%, 3/15/2037	40	42
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	1,850
New York State Urban Development Corp., Personal Income Tax Series 2020C, Rev., 4.00%, 3/15/2041	110	108
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019A, Rev., 5.00%, 3/15/2039	25	27
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	2,000	1,911
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,191
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,058
Rev., AMT, 5.00%, 1/1/2034	1,125	1,156
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,434
Rev., AMT, 4.38%, 10/1/2045	1,200	1,127
Onondaga Civic Development Corp., Le Moyne College Project Rev., 5.00%, 1/1/2028	25	26
Port Authority of New York and New Jersey, Consolidated
Series 183, Rev., 4.00%, 6/15/2044	50	48
Series 93, Rev., 6.13%, 6/1/2094	7,320	7,407
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041 (e)	850	693
Series 2021, Rev., 5.38%, 11/1/2054 (e)	750	594
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	84
Town of Clarence GO, 4.00%, 7/15/2037	600	605
Town of Harrison, Public Improvement
GO, 4.00%, 7/1/2037	715	740
GO, 4.00%, 7/1/2038	320	327
Town of Orangetown, Rockland County, Sparkill- Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	217
GO, AGM, 4.00%, 11/15/2041	205	201
GO, AGM, 4.00%, 11/15/2042	315	308
GO, AGM, 4.00%, 11/15/2043	325	316
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250	2,153
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2031	75	86
Series 2018C, Rev., 5.00%, 11/15/2038	35	37
Series 2022A, Rev., 4.00%, 5/15/2041	2,150	2,119
Series 2018A, Rev., 5.00%, 11/15/2045	140	146
Series 2022A, Rev., 4.00%, 5/15/2051	2,000	1,887
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	958
United Nations Development Corp. Series 2019A, Rev., 5.00%, 7/1/2025	200	206
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,259
Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	46
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (e)	1,375	1,282
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.13%, 7/1/2055	1,100	829
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2025	130	133
Total New York		100,748
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — 1.4%
County of Burke, Limited Obligation Rev., 5.00%, 4/1/2031	25	27
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	105	108
Rev., 5.00%, 6/1/2028	805	832
Rev., 5.00%, 6/1/2030	400	413
North Carolina Housing Finance Agency, Homeownership Series 37-A, Rev., AMT, 3.50%, 7/1/2039	75	74
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	1,767
State of North Carolina
Series 2019, Rev., 5.00%, 3/1/2032	3,000	3,290
Rev., 5.00%, 3/1/2034	4,000	4,379
Total North Carolina		10,890
Ohio — 3.7%
Athens City School District, School Facilities Construction and Improvement Series 2019A, GO, 4.00%, 12/1/2040	240	236
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2048	3,210	2,840
Series 2020B-2, Rev., 5.00%, 6/1/2055	8,900	8,135
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	222
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 4.00%, 7/1/2051	1,000	839
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,938
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	5,021
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,244
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	1,789
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2031	115	118
Delaware City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2039	160	157
Hillsdale Local School District, Ohio School Facilities Project COP, 4.00%, 12/1/2023	260	260
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Licking Heights Local School District, School Facilities Construction and Improvement, Unlimited Tax Series 2017A, GO, 4.00%, 10/1/2034	10	10
Miami University, General Receipts Rev., 5.00%, 9/1/2029	25	26
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	250	186
Series 2021A, Rev., 4.00%, 12/1/2045	115	96
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project
Series 2018A, Rev., 5.00%, 12/1/2024	10	10
Series 2018B, Rev., 5.00%, 12/1/2031	75	80
Ohio Water Development Authority, Drinking Water Assistance Fund
Series 2022A, Rev., 5.00%, 12/1/2037	600	674
Series 2022A, Rev., 5.00%, 12/1/2039	560	621
Series 2022A, Rev., 5.00%, 12/1/2040	1,250	1,380
Series 2022A, Rev., 5.00%, 12/1/2042	1,000	1,096
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	898
Total Ohio		27,876
Oklahoma — 0.3%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	631
Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,708
Total Oklahoma		2,339
Oregon — 2.3%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	355	363
City of Portland, Sewer System, Second Lien Series 2023A, Rev., 5.00%, 12/1/2043	6,000	6,533
County of Benton GO, 4.13%, 6/1/2053	1,000	938
Deschutes County Hospital Facilities Authority, St. Charles Health System Series 2020A, Rev., 4.00%, 1/1/2037	210	199
Lane Community College Series 2020A, GO, 4.00%, 6/15/2038	200	198
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2047	500	379
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	93

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
State of Oregon Series 2023A, GO, 5.25%, 5/1/2044	7,950	8,818
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	135	144
Total Oregon		17,572
Pennsylvania — 6.7%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	15	15
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	1,729
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	1,110	830
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	25
Chester County Industrial Development Authority Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,181
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	2,000	1,848
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,186
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	110	117
Rev., AGM, 4.00%, 6/1/2039	9,975	9,492
Commonwealth of Pennsylvania Series 2018A, COP, 4.00%, 7/1/2046	1,200	1,091
County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	708
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,045
Erie City Water Authority Series 2018A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,570
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	36
Rev., 5.00%, 11/1/2036	510	518
Rev., 5.00%, 11/1/2037	250	253
Lancaster Industrial Development Authority, Landis Homes Retirement Community Project
Rev., 4.00%, 7/1/2037	175	148
Rev., 4.00%, 7/1/2046	675	509
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	3,572
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	3,465
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 5.00%, 11/15/2045	375	351
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 5.00%, 12/1/2044	350	351
Rev., 5.00%, 12/1/2049	500	496
Northampton County General Purpose Authority, Moravian College Project
Rev., 5.00%, 10/1/2027	135	137
Rev., 5.00%, 10/1/2036	100	100
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	2,825	2,854
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series A, Rev., AMT, 3.50%, 4/1/2040	65	65
Series 2017-122, Rev., AMT, 4.00%, 10/1/2046	160	159
Pennsylvania Turnpike Commission Series 2016-A, Rev., AGM-CR, 4.00%, 12/1/2034	10	10
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2051	10,000	9,088
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 4.00%, 12/1/2038	2,000	1,980
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	306
Pittsburgh Water and Sewer Authority Series 2019B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,143
School District of Philadelphia (The) Series 2018B, GO, AGM, 4.00%, 9/1/2043	1,250	1,194
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	15	15
Upper Merion Area School District GO, 5.00%, 1/15/2026 (d)	250	260
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	115	114
Rev., 4.00%, 12/15/2028	1,000	930
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 12/15/2038	750	690
West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,166
Total Pennsylvania		50,747
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Public School Financing Program Series 2019A, Rev., AGM, 5.00%, 5/15/2032	25	27
South Carolina — 0.1%
South Carolina Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	992
South Carolina State Housing Finance and Development Authority Series 2017A, Rev., 4.00%, 1/1/2047	90	90
Total South Carolina		1,082
South Dakota — 0.1%
South Dakota Board of Regents Housing and Auxiliary Facilities System
Rev., 4.00%, 4/1/2030	215	224
Series 2019A, Rev., 4.00%, 4/1/2036	65	65
South Dakota Housing Development Authority, Homeownership Mortgage Series 2015D, Rev., 4.00%, 11/1/2045	130	129
Total South Dakota		418
Tennessee — 3.6%
City of Cleveland
Series 2018B, GO, 5.00%, 6/1/2027	245	262
Series 2018B, GO, 5.00%, 6/1/2028	260	283
Series 2018B, GO, 5.00%, 6/1/2030	285	309
Series 2018B, GO, 4.00%, 6/1/2031	300	309
Series 2018B, GO, 4.00%, 6/1/2032	310	318
Series 2018B, GO, 4.00%, 6/1/2038	395	393
Series 2018B, GO, 4.00%, 6/1/2039	410	406
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	690
GO, 4.00%, 6/1/2038	720	713
GO, 4.00%, 6/1/2039	750	742
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	27
County of Wilson Series 2017A, GO, 4.00%, 4/1/2039	25	25
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	3,667
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,099
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	500	519
Series 2023, Rev., 5.25%, 5/1/2048	1,250	1,321
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2041	2,265	1,919
Metropolitan Nashville Airport Authority (The)
Series 2015A, Rev., 5.00%, 7/1/2035	20	21
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,019
Series 2022B, Rev., AMT, 5.50%, 7/1/2052	4,165	4,419
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2044	3,690	3,856
Series 2019A, Rev., 5.00%, 7/1/2049	2,000	2,077
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2054	1,000	735
Series 2019A, Rev., 5.75%, 10/1/2059	1,500	1,082
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series 2015B, Rev., 5.00%, 11/1/2025 (d)	55	57
Total Tennessee		27,268
Texas — 11.1%
Aledo Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,115
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,400	4,647
Birdville Independent School District, Unlimited Tax Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2045	2,785	2,987
Central Texas Regional Mobility Authority, Senior Lien Series 2021D, Rev., 5.00%, 1/1/2030	10	11
City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	51
City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	11
City of Dallas Series 2019A, GO, 4.00%, 2/15/2034	15	15
City of Denton GO, 4.00%, 2/15/2053	4,985	4,563
City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	456
City of El Paso GO, 4.00%, 8/15/2042	145	136
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	95

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Fort Worth Series 2023, Rev., 4.25%, 2/15/2053	3,600	3,429
City of Frisco Series 2023, GO, 4.00%, 2/15/2042	2,500	2,417
City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 4.00%, 7/1/2046	1,000	901
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,495
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (d)	2,500	3,066
City of Laredo GO, 5.00%, 2/15/2032	40	42
City of Mission, Combination Tax, Certificates of Obligation GO, AGM, 5.00%, 2/15/2031	575	611
City of Pearland, Certificates of Obligation GO, 4.00%, 3/1/2032	35	36
City of Plano Series 2017A, GO, 4.00%, 9/1/2028	45	46
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2031	230	241
Rev., 5.00%, 2/1/2032	35	36
City of San Marcos
GO, 5.00%, 8/15/2031	25	27
GO, 4.00%, 8/15/2037	400	400
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2016B, Rev., 5.00%, 8/15/2024	345	348
Series 2016B, Rev., 5.00%, 8/15/2025	460	467
Rev., 6.00%, 8/15/2033	1,250	1,252
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000	946
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	421
County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2039	10	10
County of Harris
Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,928
Series 2023A, GO, 5.00%, 9/15/2048	2,000	2,143
County of Hidalgo
GO, 4.00%, 8/15/2035	85	86
Series B, GO, 4.00%, 8/15/2038	40	38
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	315	336
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2053	1,000	1,057
Crowley Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2048	1,000	1,071
Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	500	487
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023, GO, PSF-GTD, 5.25%, 2/1/2053	1,000	1,084
Harris County Cultural Education Facilities Finance Corp., Baylor Medical Project Rev., 5.00%, 11/15/2023	25	25
Harris County Municipal Utility District No. 433 Series 2019A, GO, 4.00%, 9/1/2025	75	76
Johnson City Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2047	1,915	2,052
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2051	3,270	3,159
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,280
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2053	3,550	3,410
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,000	4,228
Lewisville Independent School District, Unlimited Tax Series 2015, GO, 5.00%, 8/15/2024	150	152
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,422
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048 (c)	3,500	3,721
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	850	635
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	266
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2052	250	264
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2057	600	630
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	11
North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	193
Northwest Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,000	2,182
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2031	210	215
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	384
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,387
San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	61
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2030	4,090	4,536
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Series 2022A, Rev., 4.00%, 7/1/2053	1,750	1,560
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023 (d)	2,300	2,300
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	2,680
Texas Water Development Board, Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,006
Texas Woman's University, Financing System Rev., 4.00%, 7/1/2030	10	10
Trinity River Authority, Tarrant County Water Project Series 2023, Rev., 5.00%, 2/1/2043	825	880
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	904
Total Texas		84,042
Utah — 0.6%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	466
City of Provo GO, 5.00%, 1/1/2032	25	27
City of Salt Lake City, Airport System
Series 2023A, Rev., AMT, 5.25%, 7/1/2040	1,065	1,145
Series 2017B, Rev., 5.00%, 7/1/2042	235	240
Series 2023A, Rev., AMT, 5.25%, 7/1/2048	1,750	1,840
City of St George Rev., 4.00%, 6/1/2028	35	36
Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	24
Utah Infrastructure Agency, Tax-Exempt Telecommunications Rev., 4.00%, 10/15/2041	350	286
Utah Infrastructure Agency, Telecommunications and Franchise Rev., 4.00%, 10/15/2030	360	366
Utah Transit Authority, Sales Tax Rev., 4.00%, 12/15/2030	150	152
Total Utah		4,582
Vermont — 0.2%
Vermont Housing Finance Agency, Multiple Purpose Series A, Rev., AMT, 4.00%, 11/1/2046	85	84
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	350	346
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	485	480
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	170	169
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	65	64
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Vermont — continued
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	85	84
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	70	69
Total Vermont		1,296
Virginia — 0.6%
Capital Region Airport Commission, Richmond International Airport
Series 2016A, Rev., 4.00%, 7/1/2035	350	352
Series 2016A, Rev., 4.00%, 7/1/2036	320	321
City of Norfolk
Series 2023A, GO, 5.00%, 9/1/2039	800	887
Series 2023A, GO, 5.00%, 9/1/2042	1,210	1,326
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	5
Virginia Commonwealth Transportation Board Series 2022, Rev., 4.00%, 5/15/2037	500	507
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 3.00%, 1/1/2041	2,000	1,515
Total Virginia		4,913
Washington — 2.8%
County of King, Sewer Series 2018B, Rev., 5.00%, 7/1/2031	10	11
Port of Seattle, Intermediate Lien Series 2022B, Rev., AMT, 4.00%, 8/1/2047	1,200	1,074
State of Washington, Various Purpose Series 2023A, GO, 5.00%, 8/1/2043	13,945	15,096
Washington Health Care Facilities Authority, Commonspirit Health Series 2019A-2, Rev., 5.00%, 8/1/2028	115	122
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Series 2021, Rev., 5.00%, 12/1/2028 (e)	125	132
Rev., 5.00%, 12/1/2029 (e)	250	267
Rev., 4.00%, 12/1/2040 (e)	860	802
Rev., 4.00%, 12/1/2045 (e)	880	787
Rev., 4.00%, 12/1/2048 (e)	1,190	1,053
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (e)	2,000	1,580
Washington State Housing Finance Commission, Single Family Program Series 2016 2A-R, Rev., AMT, 3.50%, 12/1/2046	65	64
Total Washington		20,988
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	97

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
West Virginia — 0.4%
West Virginia Hospital Finance Authority, United Health System Series 2018A, Rev., 4.00%, 6/1/2051	1,000	874
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 4.25%, 6/1/2047	2,000	1,866
Total West Virginia		2,740
Wisconsin — 2.8%
Public Finance Authority Series 2022, Rev., 4.00%, 4/1/2042 (e)	100	81
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,331
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2051	1,000	767
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (e)	690	605
Public Finance Authority, KU Campus Development Corp. - Central District Development Project Rev., 5.00%, 3/1/2027	280	290
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (e)	2,740	1,946
Public Finance Authority, Renown Regional Medical Center Project
Series 2020A, Rev., 5.00%, 6/1/2032	230	243
Series 2016A, Rev., 4.00%, 6/1/2035	105	101
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,250	3,124
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2057 (e)	1,500	1,231
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.00%, 6/15/2042	380	353
Series 2021A, Rev., 4.00%, 6/15/2051	2,285	1,682
Rev., 5.25%, 6/15/2052	1,610	1,489
Rev., 5.38%, 6/15/2057	775	723
Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	13
Wisconsin Health and Educational Facilities Authority, Children's Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	4,348
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2047	2,000	1,424
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2046	1,350	1,044
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	350	347
Total Wisconsin		21,142
Wyoming — 0.1%
University of Wyoming Series 2021C, Rev., AGM, 4.00%, 6/1/2041	600	580
Total Municipal Bonds (Cost $735,017)		704,478
	SHARES (000)
Short-Term Investments — 8.0%
Investment Companies — 8.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (f) (g) (Cost $60,914)	60,911	60,917
Total Investments — 100.8% (Cost $795,931)		765,395
Liabilities in Excess of Other Assets — (0.8)%		(6,416)
NET ASSETS — 100.0%		758,979

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Municipal Bond Funds	August 31, 2023

RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2023.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD21,400	(507)	(315)	(822)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	99

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.2% (a)
Alabama — 7.0%
Alabama Special Care Facilities Financing Authority-Birmingham Rev., 5.00%, 6/1/2025	90	92
Birmingham Airport Authority
Rev., 5.00%, 7/1/2024	150	152
Rev., 5.00%, 7/1/2026	225	236
Black Belt Energy Gas District, Gas Prepay
Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 4.68%, 9/7/2023 (b)	30,000	29,980
Series 2018A, Rev., 4.00%, 12/1/2023 (c)	19,865	19,845
Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 4.41%, 9/7/2023 (b)	27,000	26,270
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.96%, 9/6/2023 (b)	25,450	25,202
City of Centre, Warrant GO, 4.00%, 9/1/2023	215	215
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,506
Prattville Industrial Development Board, International Paper Co. Project
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	440
Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	421
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (c)	2,670	2,547
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (c)	10,515	10,469
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 5.34%, 9/6/2023 (b)	10,000	9,970
UAB Medicine Finance Authority Series 2016B, Rev., 5.00%, 9/1/2023	1,500	1,500
University of West Alabama, General Fee
Rev., AGM, 4.00%, 1/1/2024	125	125
Rev., AGM, 4.00%, 1/1/2025	150	150
Total Alabama		132,120
Alaska — 2.0%
Alaska Municipal Bond Bank Authority Rev., 5.00%, 12/1/2026	25	26
Borough of Matanuska-Susitna Rev., 5.25%, 9/1/2027	1,400	1,442
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Rev., 5.00%, 9/1/2024	100	101
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alaska — continued
City of Valdez, Phillips Trans Alaska Project
Series 1994A, Rev., VRDO, 4.05%, 9/12/2023 (c)	23,100	23,100
Series 2002, Rev., VRDO, 4.05%, 9/12/2023 (c)	12,200	12,200
University of Alaska Series V-1, Rev., 5.00%, 10/1/2024	800	809
Total Alaska		37,678
Arizona — 1.7%
Arizona Industrial Development Authority, Equitable School Rvolving Series 2020A, Rev., 4.00%, 11/1/2023	800	800
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	135
Arizona State University Energy Management LLC Rev., 4.50%, 7/1/2024	500	500
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	342
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project Series 2018A, Rev., 5.00%, 7/1/2024	200	201
Maricopa County Industrial Development Authority, Banner Health
Series 2016A, Rev., 5.00%, 1/1/2024	50	50
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	7,530	7,803
Maricopa County Industrial Development Authority, HonorHealth Series 2021A, Rev., 5.00%, 9/1/2024	175	177
Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	523
Salt River Project Agricultural Improvement and Power District Series 2015A, Rev., 5.00%, 12/1/2045	21,000	21,520
Total Arizona		32,051
Arkansas — 0.0% ^
City of Heber Springs, Water and Sewer Rev., 3.00%, 11/1/2023	100	100
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2023	205	205
Series 2020A, Rev., 5.00%, 11/1/2026	220	229
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
Series 2020A, Rev., 5.00%, 11/1/2027	200	212
University of Central Arkansas, Student Housing System Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	135
Total Arkansas		881
California — 4.8%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 5.25%, 9/6/2023 (b)	5,000	5,004
California Enterprise Development Authority, Riverside County, Library Facility Project Rev., 4.00%, 11/1/2023	200	200
California Health Facilities Financing Authority, Adventist Health System
Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,540	1,533
Series 2013A, Rev., 5.00%, 3/1/2024	55	55
California Health Facilities Financing Authority, Health System
Series 2018A, Rev., 5.00%, 11/15/2023	100	100
Series 2013A, Rev., 5.00%, 7/1/2024	20	20
California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	18,000	17,878
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 4.41%, 9/7/2023 (b)	19,250	19,067
California Municipal Finance Authority, San Antonio Gardens Project Rev., 4.00%, 11/15/2023	290	289
California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project
Rev., 5.00%, 5/15/2024	300	302
Rev., 5.00%, 5/15/2025	425	433
California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., VRDO, 0.60%, 9/1/2023 (c)	1,850	1,850
California State Public Works Board, Various Capital Project Series 2019C, Rev., 5.00%, 11/1/2023	30	30
City of Los Angeles, Wastewater System Series 2013-A, Rev., 5.00%, 6/1/2025	75	75
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2023	1,250	1,251
Series 2021A, Rev., 5.00%, 4/1/2024	1,220	1,226
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2023	20	20
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Silicon Valley Clean Water, WIFIA Rescue Project Series 2021A, Rev., 0.25%, 3/1/2024	40,000	38,890
State of California, Various Purpose GO, 5.00%, 12/1/2027	2,205	2,391
Stockton Public Financing Authority Rev., 5.00%, 3/1/2025	570	571
University of California, Limited Project Series 2015I, Rev., 5.00%, 5/15/2029	40	41
Total California		91,226
Colorado — 1.1%
City and County of Denver, Airport System
Series 2016A, Rev., 5.00%, 11/15/2023	90	90
Series 2020A-2, Rev., 5.00%, 11/15/2023	50	50
Series 2022C, Rev., 5.00%, 11/15/2023	30	30
Series B, Rev., 5.00%, 11/15/2023	500	502
Series B, Rev., 5.00%, 11/15/2025	65	65
City of Colorado Springs COP, 5.00%, 12/1/2023	100	100
Colorado Health Facilities Authority, Advent Health Obligated Group Series 2016C, Rev., 5.00%, 11/15/2023 (c)	160	161
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2018B, Rev., 5.00%, 11/20/2025 (c)	765	788
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2024	45	46
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	40	41
E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 3.91%, 9/6/2023 (b)	5,000	4,988
Regional Transportation District
COP, 5.00%, 6/1/2024	10,000	10,015
Series 2013A, COP, 5.00%, 6/1/2025	2,480	2,484
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 1/15/2024	200	201
Series 2020A, Rev., 5.00%, 7/15/2024	150	151
Series 2020A, Rev., 5.00%, 1/15/2025	165	166
Series 2020A, Rev., 3.00%, 1/15/2026	110	108
Series 2020A, Rev., 5.00%, 7/15/2026	225	233
Total Colorado		20,219
Connecticut — 0.1%
City of New Britain GO, 5.00%, 9/1/2023 (d)	110	110
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	101

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Stamford Hospital
Series L-1, Rev., 4.00%, 7/1/2024	300	299
Series L-1, Rev., 4.00%, 7/1/2026	350	350
Series L-1, Rev., 4.00%, 7/1/2027	350	350
State of Connecticut Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,062
Total Connecticut		2,171
Delaware — 0.3%
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project Series 2019A, Rev., 5.00%, 10/1/2023	220	220
Delaware River and Bay Authority Series C, Rev., 5.00%, 1/1/2025	150	151
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	5,660
Total Delaware		6,031
District of Columbia — 0.2%
District of Columbia, Childern's Hospital Obligated Group Series 2015, Rev., 5.00%, 7/15/2025	25	25
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	103
Metropolitan Washington Airports Authority Aviation Series 2021A, Rev., AMT, 5.00%, 10/1/2023	3,500	3,503
Total District of Columbia		3,631
Florida — 2.4%
Brevard County School District Series 2014, COP, 5.00%, 7/1/2027	140	142
Central Florida Expressway Authority Series 2019B, Rev., 5.00%, 7/1/2026	40	42
City of Fort Myers, Subordinate Utility System Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,127
City of Jacksonville Series 2018, Rev., 5.00%, 10/1/2023	100	100
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2028	45	48
County of Broward, Airport System
Series Q-1, Rev., 5.00%, 10/1/2023	100	100
Series 2013C, Rev., 5.25%, 10/1/2026	50	50
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	758
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
County of Hillsborough, Community Investment Tax Rev., 5.00%, 11/1/2023	45	45
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,502
Series 2020A, Rev., 5.00%, 10/1/2024	200	203
Rev., 5.00%, 7/1/2026	220	225
Series B, Rev., 5.00%, 10/1/2028	150	152
County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Series 2004A, Rev., 0.55%, 7/1/2024 (c)	2,250	2,184
Duval County Public Schools COP, AGM, 5.00%, 7/1/2027	25	27
Florida Higher Educational Facilities Financial Authority, Ringling College Project Rev., 5.00%, 3/1/2024	110	110
Florida Housing Finance Corp.
Series 2023E, Rev., 5.00%, 5/1/2025 (c)	2,260	2,296
Series 2023C, Rev., 5.00%, 12/1/2025 (c)	3,450	3,518
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2023	250	250
Series 2016A, Rev., 5.00%, 10/1/2028	45	47
Hillsborough County Industrial Development Authority, Baycare Health System Series 2020D, Rev., VRDO, LOC : TD Bank NA, 3.50%, 9/1/2023 (c)	8,030	8,030
Hillsborough County Industrial Development Authority, Tampa General Hospital Project Series 2012A, Rev., 4.00%, 10/1/2023 (d)	830	830
Lee County School Board (The) COP, 5.00%, 8/1/2024	25	25
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2024	575	579
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	300	301
Miami-Dade County Housing Finance Authority
Series 2023, Rev., 5.00%, 9/1/2025 (c)	2,250	2,283
Series 2023, Rev., 5.00%, 10/1/2025 (c)	4,625	4,720
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc. of Florida Project Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 4.44%, 9/7/2023 (b)	10,500	10,330
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2024	40	41
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Palm Beach County School District COP, 5.00%, 8/1/2027	375	401
Pasco County School Board
Series 2013A, COP, 5.00%, 8/1/2024	1,000	1,001
COP, 5.00%, 8/1/2025	40	41
COP, 5.00%, 8/1/2027	35	37
School Board of Miami-Dade County (The)
Series 2014D, COP, 5.00%, 11/1/2023	115	115
COP, 5.00%, 5/1/2025	290	298
Series 2014D, COP, 5.00%, 11/1/2025	235	239
COP, 5.00%, 2/1/2026	125	129
COP, 5.00%, 5/1/2026	110	112
Series 2015D, COP, 5.00%, 2/1/2027	25	26
COP, 5.00%, 5/1/2027	20	20
Series 2015A, COP, AGM, 5.00%, 5/1/2027	215	220
COP, 5.00%, 11/1/2028	20	20
School District of Broward County (The) COP, 5.00%, 7/1/2025	60	62
South Broward Hospital District, Memorial Healthcare System Rev., 4.00%, 5/1/2026	110	112
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	53
State of Florida Department of Transportation Series 2021A, Rev., 5.00%, 7/1/2025	25	26
Sunshine State Governmental Financing Commission, Miami Dade Country Program Series 2010B-1, Rev., 5.00%, 9/1/2023 (d)	1,015	1,015
Village Community Development District No. 13 Special Assessment Series 2019, Rev., 2.63%, 5/1/2024	130	129
Total Florida		46,121
Georgia — 1.1%
Bartow County Development Authority, Georgia Power Co. Plant Series 2013FIRST, Rev., 2.88%, 8/19/2025 (c)	13,500	13,073
Main Street Natural Gas, Inc., Gas Supply
Series 2018A, Rev., VRDO, LIQ : Royal Bank of Canada, 4.00%, 9/1/2023 (c)	500	500
Series 2021C, Rev., 4.00%, 12/1/2023	750	750
Series 2021C, Rev., 4.00%, 12/1/2024	750	746
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Municipal Electric Authority of Georgia, Project One Series 2008-B, Rev., VRDO, LOC : PNC Bank NA, 4.20%, 9/12/2023 (c)	4,255	4,255
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,639
Total Georgia		20,963
Idaho — 0.0% ^
University of Idaho Series 2020A, Rev., 5.00%, 4/1/2024	315	318
Illinois — 4.4%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	535	547
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation Series 2020A, GO, Zero Coupon, 1/1/2024	385	380
Chicago Midway International Airport
Series 2014B, Rev., 5.00%, 1/1/2024	200	201
Series 2014B, Rev., 5.00%, 1/1/2028	80	80
Chicago O'Hare International Airport, General Airport, Senior Lien
Series B, Rev., 5.00%, 1/1/2024	175	176
Series C, Rev., 5.00%, 1/1/2024	100	100
Series D, Rev., 5.00%, 1/1/2024	110	111
Series E, Rev., 5.00%, 1/1/2024	1,730	1,738
Series 2020B, Rev., 5.00%, 1/1/2025	25	26
Series B, Rev., 5.00%, 1/1/2025	25	26
Series B, Rev., 5.00%, 1/1/2026	175	178
Series B, Rev., 5.00%, 1/1/2028	280	284
City of Aurora Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,665
City of Chicago, Waterworks, Second Lien
Series 2014, Rev., 5.00%, 11/1/2023	40	40
Series 2014, Rev., 5.00%, 1/1/2024	325	326
City of Danville GO, 4.00%, 12/1/2023	145	145
City of Elgin Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,023
City of Rockford, Sales Tax Alternative Revenue Source Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	140
City of Waukegan Series 2018A, GO, AGM, 4.00%, 12/30/2023	525	526
Clay Wayne and Marion Counties Community Unit School District No. 35 GO, AGM, 5.00%, 12/1/2023	175	176
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	103

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Cook County Community College District No. 508, Unlimited Tax, City Collage of Chicago Series 2013, GO, 5.25%, 12/1/2029	250	251
Cook County Community Consolidated School District No. 34, Glenview, Limited Tax GO, 4.00%, 12/1/2023	150	150
Cook County Community School District No. 97, Oak Park GO, 4.00%, 1/1/2024	275	275
Cook County School District No. 100, South Berwyn
Series 2019A, GO, 5.00%, 12/1/2023	345	346
Series 2019C, GO, 5.00%, 12/1/2023	660	662
Cook County School District No. 102, La Grange, Limited Tax
GO, AGM, 4.00%, 12/15/2023	825	826
GO, AGM, 4.00%, 12/15/2024	930	935
Cook County School District No. 109, Indian Springs, Limited Tax Series 2020A, GO, 4.00%, 12/1/2023	125	125
Cook County School District No. 145, Arbor Park Series 2019D, GO, 4.00%, 12/1/2023	110	110
Cook County School District No. 160, Country Club Hills
Series 2020A, GO, 4.00%, 12/1/2023	285	285
Series 2020A, GO, 4.00%, 12/1/2024	255	256
Cook County School District No. 160, Country Club Hills, Limited Tax Series 2020B, GO, 4.00%, 12/1/2023	100	100
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax
Series 2020, GO, AGM, 4.00%, 12/15/2023	555	556
Series 2020, GO, AGM, 4.00%, 12/15/2024	580	583
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2023	575	577
County of Cook
Series 2021B, GO, 4.00%, 11/15/2023	1,185	1,186
Series 2016A, GO, 5.00%, 11/15/2023	195	196
County of Cook, Sales Tax Series 2022A, Rev., 5.00%, 11/15/2023	90	90
County of Will GO, 5.00%, 11/15/2023	525	527
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	10
Flagg-Rochelle Community Park District Series 2019A, GO, AGM, 4.00%, 1/1/2024	225	225
Hoffman Estates Park District Series 2019B, GO, 4.00%, 12/1/2023	245	245
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2025	25	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 4.76%, 9/7/2023 (b)	1,125	1,099
Illinois Finance Authority, Rush University Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2025	105	107
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (d)	900	942
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	80	86
Illinois Finance Authority, The University Medical Center Series 2015A, Rev., 5.00%, 11/15/2023	185	185
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (d)	23,000	23,736
Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., VRDO, 0.70%, 9/1/2023 (c)	2,800	2,800
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (c)	1,150	1,147
Illinois State Toll Highway Authority Series 2019B, Rev., 5.00%, 1/1/2027	75	79
Illinois State Toll Highway Authority, Toll Highway Senior Series 2019C, Rev., 5.00%, 1/1/2027	25	26
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	145
Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	236
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains Series 2019C, GO, 4.00%, 1/1/2024	370	370
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2023	3,185	3,191
GO, 5.00%, 2/1/2024	3,370	3,386
Series 2017D, GO, 5.00%, 11/1/2024	280	284
Series 2021A, GO, 5.00%, 12/1/2024	20	20
Series 2022B, GO, 5.00%, 3/1/2025	165	168
GO, 5.50%, 5/1/2025	2,500	2,570
Series 2023D, GO, 5.00%, 7/1/2025	6,855	7,006
Series 2020D, GO, 5.00%, 10/1/2025	20	21
Series 2017D, GO, 5.00%, 11/1/2025	250	257
Series 2017A, GO, 5.00%, 12/1/2025	250	257
GO, 5.50%, 5/1/2026	5,000	5,226
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,283
Series 2017D, GO, 5.00%, 11/1/2026	650	676
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series FEBRUARY 2014, GO, AGM-CR, 5.00%, 2/1/2027	940	944
Series 2017D, GO, 5.00%, 11/1/2027	35	37
Series 2017D, GO, 5.00%, 11/1/2028	2,895	3,042
Village of Midlothian Series 2019A, GO, 4.00%, 1/1/2024	120	120
Village of Villa Park Series 2019B, GO, 4.00%, 12/15/2023	205	205
Village of Villa Park, Sales Tax Series 2019A, GO, 4.00%, 12/15/2023	125	125
Total Illinois		83,206
Indiana — 0.8%
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026	20	21
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,382
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	222
Series 2020B, Rev., 4.00%, 7/15/2026	235	238
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017B, Rev., 5.00%, 11/1/2023	40	40
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,525
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,121
Indiana Finance Authority, Marian University Project
Series 2019A, Rev., 5.00%, 9/15/2023	75	75
Series 2019A, Rev., 5.00%, 9/15/2024	155	156
Indiana Finance Authority, Parkview Health System, Inc. Series 2017A, Rev., 5.00%, 11/1/2023	165	165
Indiana Municipal Power Agency
Series 2014A, Rev., 5.00%, 1/1/2024	75	76
Series 2017A, Rev., 5.00%, 1/1/2024	60	60
Series 2014A, Rev., 5.00%, 1/1/2027	20	20
Town of Schererville, Sewage Works Rev., 4.00%, 3/1/2024	110	110
Total Indiana		14,211
Iowa — 2.4%
Iowa Finance Authority, Health System Series 2018A, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 4.64%, 9/7/2023 (b) (e)	16,125	16,115
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (c)	8,500	8,500
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series 2016, Rev., 5.00%, 9/1/2023	225	225
University of Iowa (The), Parking System Bond Anticipation Project Series 2023, Rev., BAN, 3.50%, 7/1/2026	21,595	21,216
Total Iowa		46,056
Kansas — 0.2%
Johnson County Park and Recreation District
Series 2019B, COP, 3.00%, 9/1/2023	200	200
Series 2019A, COP, 5.00%, 9/1/2023	125	125
Sedgwick County Unified School District No. 265 Goddard
Series 2020A, GO, 3.00%, 10/1/2023	350	350
Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,042
Sedgwick County Unified School District No. 267 Renwick Series 2019A, GO, 3.00%, 11/1/2023	100	100
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	400
Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	396
Wyandotte County-Kansas City Unified Government Utility System Series 2014A, Rev., 5.00%, 9/1/2023	770	770
Total Kansas		3,383
Kentucky — 1.1%
City of Ashland, Ashland Hospital Corp. DBA King's Daughters Medical Center Rev., 5.00%, 2/1/2024	575	577
City of Hazard, Appalachian Regional Healthcare Project Rev., 5.00%, 7/1/2027	600	623
County of Owen, Water Facilities, Kentucky- American Water Co. Project Rev., VRDO, 0.70%, 9/1/2023 (c)	2,500	2,500
Kentucky Asset Liability Commission Series 2021A, Rev., 5.00%, 11/1/2023	2,550	2,555
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series A, Rev., 5.00%, 9/1/2023	445	445
Series 2013A, Rev., 5.25%, 9/1/2023	245	245
Rev., 5.00%, 9/1/2024	105	107
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	105

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2023	100	100
Kentucky Public Energy Authority, Gas Supply Series 2018A, Rev., 4.00%, 4/1/2024 (c)	3,170	3,171
Kentucky State Property and Building Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	86
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2023	2,210	2,215
Series B, Rev., 5.00%, 11/1/2028	80	84
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	125	133
Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2027	25	26
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,518
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2013A, Rev., 5.25%, 10/1/2023	500	501
Series 2016A, Rev., 5.00%, 10/1/2027	20	21
Paducah Electric Plant Board Rev., 5.00%, 10/1/2023	2,000	2,002
Total Kentucky		19,909
Louisiana — 3.1%
Calcasieu Parish School District No. 23, Public School Improvement
GO, 5.00%, 9/1/2023	180	180
GO, 5.00%, 9/1/2024	250	254
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	310
Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects Rev., AMT, 1.00%, 12/1/2024 (c)	5,000	4,753
Louisiana Housing Corp., England Apartment Projects Rev., 1.25%, 2/1/2024 (c)	7,890	7,790
Louisiana Office Facilities Corp., State Capitol Complex Program Series 2012, Rev., 5.00%, 11/1/2023	30	30
Louisiana Public Facilities Authority, Tulane University Project
Series 2020A, Rev., 5.00%, 4/1/2025 (d)	60	62
Series 2020A, Rev., 5.00%, 4/1/2026 (d)	20	21
Series 2020A, Rev., 5.00%, 4/1/2026	80	83
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
Parish of St. John the Baptist, Marathon Oil Corp., Project
Series 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	17,682
Series 2017B-2, Rev., 2.38%, 7/1/2026 (c)	12,800	12,109
State of Louisiana Series 2014A, GO, 4.00%, 2/1/2033	600	602
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (d)	14,005	14,245
Total Louisiana		58,121
Maine — 0.1%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	259
Maine Municipal Bond Bank Series 2010C, Rev., 5.00%, 11/1/2023	370	371
Maine State Housing Authority, Mortgage Purchase Series C-1, Rev., AMT, 3.00%, 11/15/2023	1,000	997
Total Maine		1,627
Maryland — 0.1%
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue
Series 2013A, Rev., 4.00%, 8/15/2024	85	85
Rev., 5.00%, 8/15/2024	340	344
Series 2013A, Rev., 5.00%, 8/15/2024	415	415
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	250	250
Total Maryland		1,094
Massachusetts — 0.9%
Massachusetts Development Finance Agency, Northeastern University Issue Series 2020A, Rev., 5.00%, 10/1/2023	2,900	2,903
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S-2, Rev., 5.00%, 1/30/2025 (c)	70	71
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2024	350	353
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	100
Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	182
Montachusett Regional Transit Authority Rev., RAN, GTD, 4.50%, 7/26/2024	8,000	8,041
Town of Hatfield GO, BAN, 4.50%, 5/16/2024	2,060	2,073
Town of Randolph GO, BAN, 4.75%, 6/27/2024	1,690	1,702
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Town of Wareham GO, 5.00%, 11/1/2023	50	50
Town of West Springfield GO, BAN, 4.75%, 6/20/2024	1,070	1,077
Total Massachusetts		16,552
Michigan — 3.3%
Charter Township of Green Oak GO, 5.00%, 11/1/2023	210	211
City of Charlevoix, Building Authority, Limited Tax Rev., 4.00%, 10/1/2023	110	110
City of Gladstone, Capital Improvement, Limited Tax
GO, AGM, 3.00%, 3/1/2024	265	264
GO, AGM, 3.00%, 3/1/2025	275	272
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	216
GO, AGM, 4.00%, 5/1/2026	220	224
GO, AGM, 4.00%, 5/1/2027	210	215
Grand Valley State University Series 2014B, Rev., 5.00%, 12/1/2028	1,840	1,869
Huron Valley School District, Unlimited Tax GO, Q-SBLF, 2.00%, 5/1/2024	5,825	5,745
Jackson Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2024	690	692
Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.25%, 9/12/2023 (c)	15,000	15,000
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2023	150	150
Rev., 5.00%, 11/15/2027	150	155
Michigan Finance Authority, Hospital Trinity Health Credit Group Series 2015MI, Rev., 5.50%, 12/1/2027	1,000	1,033
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department, Sewage Disposal
Series 2014C-3, Rev., AGM, 5.00%, 7/1/2027	200	202
Series 2014C-3, Rev., AGM, 5.00%, 7/1/2028	50	51
Michigan Finance Authority, Trinity Health Credit Group Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	150	150
Michigan Strategic Fund, Holland Home Obligated Group Rev., 4.00%, 11/15/2023	190	190
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Michigan Strategic Fund, Waste Management, Inc. Project Rev., 0.58%, 8/1/2024 (c)	3,000	2,904
RIB Floater Trust Various States Series 46, Rev., VRDO, LOC : Barclays Bank plc, 4.07%, 9/1/2023 (c) (e)	31,410	31,410
Van Buren Public Schools Series 2019, GO, Q-SBLF, 4.00%, 11/1/2023	1,300	1,301
Walled Lake Consolidated School District, School Building and Site Series 2014, GO, Q-SBLF, 5.00%, 11/1/2023 (d)	865	867
Total Michigan		63,262
Minnesota — 0.1%
City of Minneapolis Series 2017A, Rev., 5.00%, 11/15/2023	135	135
City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2019, Rev., 5.00%, 11/15/2023	340	341
City of Wayzata, Folkestone Senior Living Community Rev., 3.00%, 8/1/2024	100	99
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 3.00%, 7/1/2024	100	98
Series 2021A, Rev., 3.00%, 7/1/2025	100	96
Series 2021A, Rev., 3.00%, 7/1/2026	180	170
Duluth Housing and Redevelopment Authority, Duluth Public Schools Academy Project Series 2018A, Rev., 3.88%, 11/1/2023	325	325
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	320
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	25	26
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc. Rev., 3.00%, 12/1/2023	100	100
State of Minnesota, State Trunk Highway Series 2013B, GO, 4.00%, 11/7/2023	1,000	1,001
Total Minnesota		2,711
Mississippi — 0.9%
City of Tupelo GO, 4.00%, 12/1/2023	315	315
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (c)	1,750	1,669
Series 2020C, Rev., 1.38%, 6/16/2025 (c)	1,500	1,431
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	107

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010G, Rev., VRDO, 3.50%, 9/1/2023 (c)	12,000	12,000
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project Series 2019B, Rev., 5.00%, 1/1/2024	770	773
Total Mississippi		16,188
Missouri — 2.0%
City of St. Peters COP, 4.00%, 5/1/2025	425	428
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	20	22
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Corp. Series 2018F, Rev., VRDO, 3.95%, 9/1/2023 (c)	30,000	30,000
Missouri Joint Municipal Electric Utility Commission, IATAN 2 Project
Series 2014A, Rev., 5.00%, 1/1/2024	50	50
Series 2014A, Rev., 5.00%, 1/1/2026	30	30
Series 2014A, Rev., 5.00%, 1/1/2027	100	100
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2014A, Rev., 5.00%, 1/1/2024	135	136
Series 2014A, Rev., 5.00%, 1/1/2027	195	198
St. Louis County Special School District COP, 4.00%, 4/1/2024	605	607
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 4.19%, 9/12/2023 (c) (e)	5,440	5,440
Total Missouri		37,011
Nebraska — 0.4%
County of Saunders
GO, 3.00%, 11/1/2023	325	325
GO, 3.00%, 11/1/2024	415	412
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,426
Douglas County Hospital Authority No. 2 Rev., 5.00%, 5/15/2025	50	51
Nebraska Public Power District
Series 2021C, Rev., 5.00%, 1/1/2024	190	191
Series B, Rev., 5.00%, 1/1/2024	40	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Omaha Public Power District Series 2014AA, Rev., 5.00%, 2/1/2026	30	30
Public Power Generation Agency Series 2015A, Rev., 5.00%, 1/1/2025	20	20
Total Nebraska		7,495
Nevada — 0.1%
Carson City Nevada Hospital Rev., 5.00%, 9/1/2027	610	634
Clark County School District
Series 2015C, GO, 5.00%, 6/15/2025	25	26
Series 2016A, GO, 5.00%, 6/15/2025	25	26
Series 2018A, GO, 5.00%, 6/15/2025	50	51
Series 2021C, GO, 5.00%, 6/15/2026	75	78
Series 2017A, GO, 5.00%, 6/15/2027	35	37
Series 2017A, GO, 5.00%, 6/15/2028	25	26
Clark County School District, Limited Tax Series 2018A, GO, 5.00%, 6/15/2027	95	101
Total Nevada		979
New Hampshire — 1.3%
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 4.44%, 9/7/2023 (b)	24,500	24,104
New Jersey — 7.0%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	76
Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	103
Bergen County Improvement Authority (The) Series 2023, Rev., GTD, 4.50%, 5/31/2024	3,000	3,027
Borough of Carlstadt GO, BAN, 4.50%, 5/3/2024	15,941	16,009
Borough of Carteret Series 2023, GO, BAN, 4.75%, 5/31/2024	13,800	13,925
Borough of Glen Ridge GO, BAN, 4.50%, 7/11/2024	1,600	1,608
Borough of High Bridge GO, BAN, 5.00%, 6/13/2024	945	953
Borough of Montvale GO, BAN, 4.50%, 4/11/2024	3,700	3,714
Borough of Mountainside GO, BAN, 5.00%, 7/19/2024	2,600	2,622
Borough of North Caldwell GO, BAN, 4.50%, 7/12/2024	2,050	2,066
Borough of Point Pleasant, General Capital Water and Sewer Utility GO, BAN, 4.50%, 8/30/2024	1,354	1,364
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Borough of Union Beach GO, BAN, 4.50%, 4/23/2024	2,900	2,906
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,001
Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	525
City of Ventnor City GO, BAN, 4.50%, 7/10/2024	5,300	5,329
Jersey City Municipal Utilities Authority, Sewer Project Notes Series 2023A, Rev., 4.00%, 5/3/2024	7,500	7,517
Jersey City Municipal Utilities Authority, Water Project Notes Series 2023B, Rev., 4.00%, 5/3/2024	7,500	7,517
New Brunswick Parking Authority, Tax-Exempt
Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335	335
Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	432
New Jersey Economic Development Authority
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,450	2,502
Series 2024SSS, Rev., 5.00%, 6/15/2027 (f)	1,400	1,446
New Jersey Economic Development Authority, School Facilities Construction
Series 2021QQQ, Rev., 5.00%, 6/15/2024	300	303
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,000	7,108
New Jersey Economic Development Authority, Transit Corporation Projects Series B, Rev., 5.00%, 11/1/2023	405	406
New Jersey Health Care Facilities Financing Authority, Virtual Health, Inc. Rev., 5.00%, 7/1/2025	35	35
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,043
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023AA, Rev., 5.00%, 6/15/2026	1,850	1,925
New Jersey Transportation Trust Fund Authority, Transportation System Series 2010D, Rev., 5.25%, 12/15/2023	625	628
New Jersey Turnpike Authority
Series 2014A, Rev., 5.00%, 1/1/2027	125	126
Series 2014A, Rev., 5.00%, 1/1/2028	20	20
Series 2020D, Rev., 5.00%, 1/1/2028	7,000	7,282
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	369
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	1,801
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Penns Grove-Carneys Point Regional School District GO, GAN, 4.50%, 7/3/2024	2,765	2,777
State of New Jersey Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,093
State of New Jersey, Various Purpose
GO, 5.00%, 6/1/2024	500	506
GO, 4.00%, 6/1/2026	25	25
Township of Eastampton GO, BAN, 4.50%, 7/24/2024	2,350	2,362
Township of Lawrence GO, BAN, 5.00%, 6/7/2024	2,015	2,029
Township of Middle, General Improvement Sewer Utility GO, BAN, 4.50%, 9/5/2024 (f)	4,590	4,621
Township of Rochelle Park GO, BAN, 4.50%, 8/9/2024	2,200	2,211
Township of Saddle Brook GO, BAN, 4.50%, 5/10/2024	9,096	9,140
Township of Tewksbury Series 2023A, GO, 4.50%, 5/14/2024	2,337	2,351
Union County Improvement Authority, City of Linden Omnibus Revenue Refunding Project Series 2016, Rev., AGM, GTD, 4.00%, 11/1/2023	20	20
Village of Ridgefield Park GO, BAN, 4.50%, 4/5/2024	7,640	7,645
Total New Jersey		132,803
New York — 18.6%
Canton Central School District GO, BAN, 4.50%, 7/5/2024	11,150	11,216
Chenango Forks Central School District GO, BAN, 4.50%, 6/28/2024	10,480	10,530
City of Geneva Series 2023, GO, BAN, 4.50%, 5/2/2024	16,050	16,127
City of New York, Fiscal Year 2018 Series B, Subseries B-5, GO, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (c)	10,000	10,000
City of Troy GO, BAN, 4.50%, 7/26/2024	4,300	4,322
Clarence Central School District GO, BAN, 4.50%, 6/20/2024	10,675	10,739
Deposit Central School District GO, BAN, 4.75%, 6/28/2024 (f)	1,825	1,835
East Islip Union Free School District GO, BAN, 4.50%, 6/26/2024	16,055	16,154
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project Series 2013A, Rev., 5.00%, 5/1/2026	85	85
Evans-Brant Central School District GO, BAN, 4.50%, 6/20/2024	17,735	17,832
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	109

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Floral Park-Bellerose Union Free School District GO, 5.00%, 12/1/2023	495	497
Fonda-Fultonville Central School District GO, BAN, 4.50%, 7/12/2024	2,750	2,768
Frewsburg Central School District GO, BAN, 4.50%, 7/9/2024	2,600	2,613
Greenwich Central School District GO, BAN, 4.50%, 6/25/2024	1,400	1,407
Guilderland Central School District GO, BAN, 4.50%, 7/26/2024	10,750	10,819
Hempstead Town Local Development Corp., Adelphi University Project Rev., 4.00%, 2/1/2024	200	200
Hempstead Union Free School District GO, RAN, 5.00%, 6/28/2024	7,600	7,669
Lafayette Central School District
GO, RAN, 5.00%, 6/14/2024	1,670	1,684
GO, BAN, 4.50%, 6/28/2024	3,225	3,239
Le Roy Central School District GO, BAN, 4.75%, 6/28/2024	4,725	4,760
Letchworth Central School District of Gainesville GO, BAN, 4.75%, 6/21/2024	6,625	6,673
Long Island Power Authority, Electric System Rev., 1.00%, 9/1/2025	25,000	23,290
Lyncourt Union Free School District GO, BAN, 4.50%, 6/27/2024	2,075	2,084
Malone Central School District GO, BAN, 4.50%, 6/27/2024	7,600	7,635
Massena Central School District GO, BAN, 4.50%, 6/28/2024	10,565	10,627
Metropolitan Transportation Authority
Subseries G-4, Rev., VRDO, LOC : Bank of Montreal, 4.00%, 9/1/2023 (c)	18,745	18,745
Series 2002G-1F, Rev., (SOFR + 0.43%), 3.99%, 9/6/2023 (b)	1,330	1,318
Series 2008B-3, Rev., 5.00%, 11/15/2023	200	201
Series 2013B, Rev., 5.00%, 11/15/2023	700	700
Series 2013C, Rev., 5.00%, 11/15/2023	55	55
Series 2013E, Rev., 5.00%, 11/15/2023 (d)	450	451
Series 2014C, Rev., 5.00%, 11/15/2023	385	386
Series 2016B, Rev., 5.00%, 11/15/2023	240	241
Series 2017B, Rev., 5.00%, 11/15/2023	4,050	4,061
Series 2017C-1, Rev., 5.00%, 11/15/2023	105	105
Series 2018B, Rev., 5.00%, 11/15/2023	100	100
Series A-1, Rev., 5.00%, 11/15/2023	200	201
Series A-2, Rev., 5.00%, 11/15/2023	3,125	3,133
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2005B, Rev., AMBAC, 5.25%, 11/15/2023	110	110
Series 2014B, Rev., 5.00%, 11/15/2024	115	116
Series 2015F, Rev., 5.00%, 11/15/2024	25	25
Series 2017B, Rev., 5.00%, 11/15/2024	30	30
Series A-1, Rev., 5.00%, 11/15/2024	20	20
Series 2016B, Rev., 4.00%, 11/15/2025	40	40
Mount Vernon City School District GO, 5.00%, 9/15/2023	95	95
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2008 Series 2008BB-5, Rev., VRDO, LIQ : Bank of America NA, 3.85%, 9/1/2023 (c)	2,800	2,800
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal year 2023 Series 2023B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.70%, 9/1/2023 (c)	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured Series 2021A, Rev., 5.00%, 11/1/2023	50	50
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group Series 2016A, Rev., 5.00%, 7/1/2024	30	30
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025 (d)	400	411
New York State Thruway Authority
Series J, Rev., 5.00%, 1/1/2024	25	25
Series K, Rev., 5.00%, 1/1/2024	25	25
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt Series 2020C, Rev., 5.00%, 12/1/2023	800	803
Newark Valley Central School District GO, BAN, 4.75%, 8/30/2024	1,174	1,182
Onondaga Central School District GO, BAN, 4.50%, 6/28/2024	8,310	8,342
Oriskany Central School District GO, BAN, 4.50%, 7/5/2024	3,630	3,646
Otego-Unadilla Central School District, New York General Obligation Anticipation GO, BAN, 4.50%, 7/18/2024	5,400	5,428
Owego Apalachin Central School District GO, BAN, 4.50%, 7/5/2024	4,235	4,261
Saranac Lake Central School District GO, BAN, 4.50%, 6/21/2024	2,145	2,155
Schenectady City School District GO, BAN, 4.50%, 7/19/2024	8,100	8,155
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Shenendehowa Central School District GO, BAN, 4.50%, 6/28/2024	7,300	7,342
Spencer Van Etten Central School GO, BAN, 4.50%, 6/28/2024	6,520	6,548
Town of Goshen Series 2023, GO, BAN, 4.50%, 4/25/2024	1,856	1,863
Town of Haverstraw Series 2023, GO, BAN, 4.50%, 5/10/2024	4,210	4,229
Town of Lancaster GO, BAN, 4.50%, 7/19/2024	4,600	4,625
Town of Orchard Park GO, BAN, 4.50%, 8/16/2024	2,680	2,701
Town of Oyster Bay, Public Improvement GO, 4.00%, 11/1/2023	1,000	1,001
Town of Stillwater Series 2023, GO, BAN, 4.50%, 5/31/2024	2,215	2,231
Town of Wawarsing GO, BAN, 4.50%, 7/25/2024	3,000	3,015
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., 5.00%, 11/15/2023	105	105
Series 2021A-2, Rev., 2.00%, 5/15/2026 (c)	16,000	15,063
Tully Central School District GO, BAN, 4.50%, 6/27/2024	1,140	1,146
Village of Freeport Series 2023C, GO, BAN, 4.50%, 4/26/2024	9,455	9,490
Village of Ilion Series 2023, GO, BAN, 4.50%, 5/10/2024	9,000	9,006
Village of Kenmore Series 2023, GO, BAN, 4.50%, 5/17/2024	7,901	7,954
Village of Skaneateles GO, BAN, 5.00%, 6/14/2024	1,150	1,160
Warwick Valley Central School District GO, BAN, 4.75%, 6/28/2024	3,765	3,795
Wayne Central School District GO, BAN, 4.50%, 7/26/2024	2,100	2,109
Westfield Central School District GO, BAN, 5.00%, 6/13/2024	1,670	1,684
Windsor Central School District GO, BAN, 4.50%, 7/26/2024	4,750	4,773
Total New York		352,091
North Carolina — 1.6%
Charlotte-Mecklenburg Hospital Authority (The) Series 2016A, Rev., 5.00%, 1/15/2024	250	251
City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ : PNC Bank NA, 4.20%, 9/8/2023 (c)	19,500	19,500
City of Raleigh, Limited Obligation Series 2016A, Rev., VRDO, LIQ : PNC Bank NA, 4.20%, 9/12/2023 (c)	6,515	6,515
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	807
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	807
Series 2020A, Rev., 1.38%, 6/16/2025 (c)	1,780	1,698
County of Orange, Limited Obligation Series 2021A, Rev., 5.00%, 11/15/2023	630	632
North Carolina Municipal Power Agency No. 1, Catawba Electric Series A, Rev., 5.00%, 1/1/2024	285	286
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., AGM, 5.00%, 1/1/2024	60	60
State of North Carolina Rev., 5.00%, 3/1/2024	75	76
Total North Carolina		30,632
Ohio — 2.8%
American Municipal Power, Inc., Electric System Improvement, City of Wapakoneta Project Rev., BAN, 4.50%, 6/21/2024	1,500	1,508
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2015A, Rev., 5.00%, 2/15/2026	2,470	2,484
City of Akron, Various Purpose Series 2020, GO, 2.00%, 12/1/2023	485	483
City of Lorain, Limited Tax Series 2020A, GO, 4.00%, 12/1/2023	300	300
City of Strongsville Series 2023, GO, BAN, 4.50%, 6/7/2024	2,060	2,075
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 5.00%, 7/1/2026	125	130
County of Hamilton, Hospital Facility Cincinnati Children Hospital Series 2014S, Rev., 5.00%, 5/15/2027	1,500	1,513
County of Lorain Series 2023, GO, BAN, 4.13%, 5/2/2024	4,455	4,459
County of Montgomery, Catholic Health Initiatives Series 2009B, Rev., 5.25%, 11/13/2023 (d)	1,380	1,384
County of Montgomery, Dayton Childern's Hospital Series 2021, Rev., 5.00%, 8/1/2026	270	281
County of Ross, Adena Health System Obligated Group Project Rev., 5.00%, 12/1/2023	490	491
Dayton City School District Series 2014, GO, 5.00%, 11/1/2023	60	60
Euclid City School District COP, 4.00%, 12/1/2023	70	70
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	111

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Lucas-Plaza Housing Development Corp. Series B, Rev., FHA, Zero Coupon, 6/1/2024 (d)	150	146
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 3.65%, 9/1/2023 (c)	15,000	15,000
State of Ohio, University Hospitals Health System, Inc. Series 2015A, Rev., VRDO, 4.44%, 9/12/2023 (c)	23,250	23,250
University of Akron (The), General Receipt Series 2019A, Rev., 5.00%, 1/1/2024	175	176
Total Ohio		53,810
Oklahoma — 0.3%
Bryan County School Finance Authority, Durant Public Schools Project Rev., 4.00%, 12/1/2023	155	155
Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2023	1,000	1,000
Cleveland County Educational Facilities Authority, Lexington Public Schools Project Rev., 4.00%, 9/1/2023	270	270
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2023	450	450
Garvin County Educational Facilities Authority, Pernell Public Schools Project
Rev., 4.00%, 9/1/2023	110	110
Rev., 4.00%, 9/1/2024	160	161
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2023	300	300
Rev., 4.00%, 9/1/2024	245	246
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025	40	40
Series 2016A, Rev., 5.00%, 6/1/2026	25	26
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project Rev., 3.00%, 3/1/2024	270	269
Muskogee Industrial Trust, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	900
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., AGM, 5.00%, 1/1/2027	65	68
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project Rev., 4.00%, 12/1/2026	250	254
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — continued
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2023	450	450
Tulsa County Industrial Authority, Sand Springs Public Schools Project
Rev., 4.00%, 9/1/2023	175	175
Rev., 4.00%, 9/1/2024	435	437
Wagoner County School Development Authority, Wagoner Public Schools Project Rev., 4.00%, 9/1/2023	525	525
Total Oklahoma		5,836
Oregon — 0.8%
County of Yamhill, Linfield University Project
Series 2020A, Rev., 4.00%, 10/1/2023	410	410
Series 2020A, Rev., 4.00%, 10/1/2024	425	422
Port of Portland, International Airport Series 28, Rev., AMT, 5.00%, 7/1/2026	5,240	5,412
State of Oregon, Housing and Community Services Department Series 2021BB, Rev., 0.47%, 12/1/2023 (c)	8,500	8,398
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-2, Rev., 2.13%, 11/15/2027	500	451
Total Oregon		15,093
Pennsylvania — 8.0%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	40	41
Allegheny County Hospital Development Authority Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	25	27
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2024	300	301
Series 2020A, Rev., 4.00%, 6/1/2025	150	152
Series 2020B, Rev., 4.00%, 6/1/2025	210	212
Series 2020A, Rev., 5.00%, 6/1/2026	425	446
Ambridge Borough Water Authority Rev., 4.00%, 11/15/2023	175	175
Apollo-Ridge School District
Series 2019A, GO, 4.00%, 9/1/2023	385	385
Series 2019A, GO, 4.00%, 9/1/2024	450	452
Carmichaels Area School District, Limited Tax GO, 4.00%, 9/1/2023	150	150
Charleroi Borough Authority Water System Rev., AGM, 4.00%, 12/1/2023	225	225
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 3.00%, 9/1/2023	230	230
Series 2020A, Rev., 3.00%, 9/1/2024	215	214
City of Altoona, Guaranteed Sewer GO, AGM, 5.00%, 12/1/2023	300	301
City of Lebanon Authority Rev., 4.00%, 12/15/2023	360	361
City of Philadelphia
Series 2019A, GO, 5.00%, 8/1/2024	45	46
Series 2019B, GO, 5.00%, 2/1/2028	40	43
City of Philadelphia, Water and Wastewater Series 2019B, Rev., 5.00%, 11/1/2023	380	381
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	316
Commonwealth Financing Authority
Series 2019B, Rev., 5.00%, 6/1/2027	20	21
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	150	151
Rev., 5.00%, 6/1/2025	45	46
Rev., 5.00%, 6/1/2027	25	26
Rev., 5.00%, 6/1/2028	25	27
Commonwealth of Pennsylvania Series 2018A, COP, 5.00%, 7/1/2027	405	434
County of Armstrong
GO, AGM, 4.00%, 6/1/2024	230	231
GO, AGM, 4.00%, 6/1/2025	240	243
County of Indiana
GO, 2.00%, 12/15/2023	260	258
GO, 3.00%, 12/15/2024	430	427
GO, 3.00%, 12/15/2025	250	247
GO, 3.00%, 12/15/2026	435	428
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2023	305	305
Series 2020A, GO, 4.00%, 3/15/2024	300	301
Series 2020A, GO, 4.00%, 3/15/2025	300	302
County of Somerset
GO, 2.00%, 10/1/2023	335	334
GO, 2.00%, 10/1/2024	300	293
Dallas School District GO, AGM, 5.00%, 10/15/2023	175	175
Delaware River Port Authority Series 2018B, Rev., 5.00%, 1/1/2024	150	151
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Delaware Valley Regional Finance Authority
Series 1997B, Rev., AMBAC, 5.70%, 7/1/2027	50	54
Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	240	264
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series D, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/1/2023 (c)	6,215	6,215
General Authority of Southcentral Pennsylvania, Wellspan Health Obligation Series C, Rev., VRDO, LIQ : Bank of America NA, 3.55%, 9/1/2023 (c)	15,700	15,700
Iroquois School District GO, 4.00%, 10/1/2023	200	200
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	21
Lycoming County Water and Sewer Authority Rev., AGM, 4.00%, 11/15/2023	150	150
Mars Area School District Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	115
Middletown Township Sewer Authority Series 2019, Rev., GTD, 4.00%, 10/1/2023	210	210
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2024	300	301
Rev., 5.00%, 4/1/2025	250	252
Rev., 5.00%, 4/1/2026	165	166
Montour School District GO, 3.00%, 10/1/2023	200	200
Municipality of Penn Hills Series 2019A, GO, 3.00%, 12/1/2023	305	305
Neshannock Township School District Series 2019AA, GO, 4.00%, 9/1/2023	200	200
New Castle Area School District GO, 4.00%, 3/1/2024	240	241
Northampton County General Purpose Authority, Lafayette College Rev., 5.00%, 11/1/2023	85	85
Penn Hills School District GO, 4.00%, 10/1/2023	1,790	1,790
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (c)	5,500	5,266
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education
Series AT-1, Rev., 5.00%, 6/15/2025	40	41
Series 2017AU-2, Rev., 5.00%, 6/15/2027	50	53
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (c)	20,000	20,000
Series 2020B, Rev., 5.00%, 12/1/2023	425	427
Series A-2, Rev., 5.00%, 12/1/2024	425	434
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	113

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2020B, Rev., 5.00%, 12/1/2026	400	422
Series 2019A, Rev., 4.00%, 12/1/2027	25	26
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	105
Series 2016A-3, Rev., 5.00%, 12/1/2027	200	210
Series 2017-2, Rev., 5.00%, 12/1/2028	1,065	1,139
Series 2014, Rev., 5.00%, 12/1/2031	2,600	2,639
Series 2014C, Rev., 5.00%, 12/1/2039	4,250	4,310
Perkiomen Valley School District Series 2020, GO, 5.00%, 11/15/2023	280	281
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (c)	20,300	20,300
Pittsburgh School District GO, 5.00%, 9/1/2023	1,810	1,810
Punxsutawney Area School District Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	250
School District of Philadelphia (The)
Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,050
Series F, GO, 5.00%, 9/1/2024	250	253
Selinsgrove Area School District Series 2019A, GO, 2.00%, 9/1/2023	585	585
Spring-Benner-Walker Joint Authority Series 2020, Rev., 4.00%, 9/1/2024	440	442
Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax Series 2019B, GO, 4.00%, 11/1/2023	250	250
Steelton-Highspire School District, Limited Tax GO, 4.00%, 11/15/2023	85	85
Township of Butler GO, 5.00%, 10/1/2023	260	260
Township of East Coventry
GO, 3.00%, 12/1/2025	345	340
GO, 3.00%, 12/1/2026	275	270
Township of Radnor GO, 3.00%, 6/15/2024	145	144
Uniontown Area School District
GO, 2.00%, 10/1/2023	530	529
GO, 3.00%, 10/1/2024	900	893
University of Pittsburgh of the Commonwealth System of Higher Education Series 2019, Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 4.42%, 9/7/2023 (b)	52,000	52,001
Upper Allegheny Joint Sanitary Authority Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	215
Waynesboro Area School District, Franklin County GO, 5.00%, 10/1/2023	320	320
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Wyalusing Area School District
GO, 3.00%, 4/1/2024	185	184
GO, 3.00%, 4/1/2026	300	294
Total Pennsylvania		151,176
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp. Series 2013A, Rev., 6.00%, 9/1/2023 (d)	500	500
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 5.00%, 10/1/2023	125	125
Total Rhode Island		625
South Carolina — 0.1%
Piedmont Municipal Power Agency
Series 2017A, Rev., 5.00%, 1/1/2024	25	25
Series 2017B, Rev., 5.00%, 1/1/2024	235	236
Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,319
SCAGO Educational Facilities Corp. for Pickens School District Rev., 5.00%, 12/1/2027	60	61
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series 2019A, Rev., 2.38%, 12/1/2024 (e)	405	391
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	130
Total South Carolina		2,162
Tennessee — 1.1%
Knox County Health Educational and Housing Facility Board, University Health System, Inc. Rev., 5.00%, 4/1/2025	1,000	1,012
Knoxville's Community Development Corp., Austin Homes 1B Apartments Project Rev., 0.22%, 10/1/2023 (c)	4,500	4,484
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	220	215
Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project Rev., 0.58%, 8/1/2024 (c)	1,150	1,113
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Series 2021B, Rev., 1.25%, 12/1/2024 (c)	5,655	5,444
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	8,825	8,206
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2023	250	250
Series 2021A, Rev., 5.00%, 11/1/2026	350	358
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series 2014B, Rev., 5.00%, 11/1/2023	250	251
Total Tennessee		21,333
Texas — 7.8%
Arlington Housing Finance Corp. Series 2023, Rev., 4.50%, 4/1/2027 (c)	1,220	1,234
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	203
Series 2018C, Rev., 5.00%, 8/1/2025	200	206
Austin Independent School District Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (d)	1,000	1,011
Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (c)	11,100	10,666
Capital Area Housing Finance Corp., Variable Lockhart Farms Apartments Rev., 0.70%, 6/1/2024 (c)	3,000	2,909
Central Texas Turnpike System
Series C, Rev., 5.00%, 8/15/2025	100	101
Series C, Rev., 5.00%, 8/15/2026	30	30
City of Austin Series 2012A, Rev., 5.00%, 11/15/2023	65	65
City of Austin Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	30	32
City of Dallas Series 2014, GO, 5.00%, 2/15/2027	100	101
City of El Paso Series 2020A, GO, 5.00%, 8/15/2024	275	279
City of Houston, Convention and Entertainment Facilities Series 2015, Rev., 5.00%, 9/1/2023	50	50
City of Houston, Public Improvement Series 2019A, GO, 5.00%, 3/1/2027	30	32
City of Houston, Utility System Series 2016B, Rev., 5.00%, 11/15/2027	1,010	1,065
City of Plano Series 2022, GO, 4.00%, 9/1/2024	1,000	1,006
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Port Arthur, Combination Tax, Certificates of Obligation
Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	382
Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	408
City of San Antonio, Electric and Gas Systems Series 2018, Rev., 5.00%, 2/1/2027	160	169
County of Harris Toll Road Series 2022A, Rev., 5.00%, 8/15/2027	20	21
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2024	125	126
Series 2020A, GO, 5.00%, 2/15/2025	130	133
County of Kaufman, Unlimited Tax
GO, 5.00%, 2/15/2024	210	211
GO, 5.00%, 2/15/2025	255	261
Cypress Hill Municipal Utility District No. 1, Unlimited Tax GO, 3.00%, 9/1/2023	270	270
Dallas Fort Worth International Airport
Series 2013F, Rev., 5.00%, 11/1/2023	330	331
Series 2013G, Rev., 5.00%, 11/1/2023	495	496
Series 2014C, Rev., 5.00%, 11/1/2023	400	401
Series 2020A, Rev., 5.00%, 11/1/2023	35	35
Series 2022B, Rev., 5.00%, 11/1/2023	25	25
Series 2013F, Rev., 5.13%, 11/1/2023	235	236
Series 2013D, Rev., 5.25%, 11/1/2023	85	85
Series 2023B, Rev., 5.00%, 11/1/2025 (f)	4,000	4,128
Series 2021B, Rev., 5.00%, 11/1/2026	35	37
Series 2023B, Rev., 5.00%, 11/1/2027 (f)	1,000	1,069
Series 2023B, Rev., 5.00%, 11/1/2028 (f)	1,250	1,358
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	225
GO, PSF-GTD, 3.00%, 8/15/2027	115	112
Fort Bend County Levee Improvement District No. 11, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	400	400
Fort Bend County Municipal Utility District No. 116, Unlimited Tax GO, 3.00%, 9/1/2023	450	450
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	11,255	10,853
Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	21,081
Greenhawe Water Control and Improvement District No. 2, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	200	200
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 4.63%, 9/7/2023 (b)	9,000	9,003
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	115

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2014A, Rev., 5.00%, 12/1/2025	100	102
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,000	1,067
Harris County Fresh Water Supply District No. 61, Unlimited Tax
GO, AGM, 4.00%, 9/1/2023	445	445
GO, AGM, 3.00%, 9/1/2024	695	687
Harris County Municipal Utility District No. 096, Unlimited Tax GO, 2.00%, 9/1/2023	195	195
Harris County Municipal Utility District No. 276, Unlimited Tax GO, 3.00%, 9/1/2023	745	745
Harris County Municipal Utility District No. 281, Unlimited Tax GO, 2.00%, 9/1/2023	305	305
Harris County Municipal Utility District No. 374, Unlimited Tax GO, 3.00%, 9/1/2023	115	115
Harris County Municipal Utility District No. 391, Unlimited Tax GO, 3.00%, 9/1/2023	400	400
Harris County Municipal Utility District No. 419, Unlimited Tax GO, 3.00%, 9/1/2023	455	455
Harris County Water Control and Improvement District No. 119, Unlimited Tax GO, AGM, 3.00%, 10/1/2023	375	375
Harris County-Houston Sports Authority Series 2004A-3, Rev., NATL - RE, Zero Coupon, 11/15/2024 (d)	3,410	1,429
Lewisville Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	868
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Rev., 5.00%, 5/15/2025	50	51
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	264
Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Rev., AMT, VRDO, 0.90%, 9/1/2023 (c)	3,750	3,750
Metropolitan Transit Authority of Harris County, Sales and Use Tax, Contractual Obligations Series 2015B, Rev., 5.00%, 11/1/2023	25	25
Mission Economic Development Corp., Waste Management, Inc., Project Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 4.44%, 9/7/2023 (b)	10,000	9,838
Montgomery County Municipal Utility District No. 94, Unlimited Tax GO, 2.00%, 10/1/2023	185	185
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 2.20%, 1/1/2024	180	178
Series 2020A, Rev., 2.25%, 1/1/2025	315	301
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
North Harris County Regional Water Authority Rev., 4.00%, 12/15/2024	100	101
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2025	185	186
Series A, Rev., 5.00%, 1/1/2025	530	531
Series 2016A, Rev., 5.00%, 1/1/2027	455	457
North Texas Tollway Authority, Second Tier Series 2021B, Rev., 5.00%, 1/1/2025	250	255
Northwest Harris County Municipal Utility District No. 19, Unlimited Tax GO, AGM, 2.00%, 10/1/2023	105	105
Pecan Grove Municipal Utility District, Unlimited Tax
GO, AGM, 3.00%, 9/1/2023	345	345
GO, 4.00%, 9/1/2023	740	740
GO, AGM, 3.00%, 9/1/2024	600	595
Plano Public Facility Corp., K Avenue Lofts Rev., VRDO, 0.65%, 12/1/2024 (c)	9,500	9,500
Robstown Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2024	360	359
State of Texas, Veterans
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (c)	10,280	10,280
GO, VRDO, LIQ : Sumitomo Mitsui Banking Corp., 4.25%, 9/12/2023 (c)	13,485	13,485
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (c)	5,060	5,060
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2014, Rev., 5.00%, 12/1/2026	20	20
Texas Department of Housing & Community Affairs, Fishpond at Corpus Christi Apartments Series 2020, Rev., 4.00%, 12/1/2023 (c)	850	850
Travis County Housing Finance Corp., Multi-Family Housing, Enclave on Ross Apartments Rev., 0.23%, 2/1/2024 (c)	10,000	9,825
Travis County Municipal Utility District No. 4, Unlimited Contract Tax Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	650
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 3.00%, 5/1/2024	400	397
GO, 4.00%, 5/1/2025	300	302
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Municipal Bond Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
GO, 4.00%, 5/1/2026	280	285
University of Houston Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Total Texas		147,629
Utah — 0.0% ^
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 3.00%, 10/15/2023	60	60
Rev., 3.00%, 10/15/2025	125	120
Total Utah		180
Virginia — 3.9%
Chesapeake Bay Bridge and Tunnel District General Resolution Series 2019, Rev., BAN, 5.00%, 11/1/2023	19,255	19,287
County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 10/1/2023	2,740	2,741
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 4.05%, 9/12/2023 (c)	30,000	30,000
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home Series 2020A, Rev., 4.00%, 12/1/2023	100	100
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2013A, Rev., 5.00%, 11/1/2023 (d)	25	25
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	22,765	20,913
Total Virginia		73,066
Washington — 0.7%
King County Housing Authority, Highland Village Project Rev., 5.00%, 1/1/2024	120	120
Port of Seattle, Intermediate Lien Series A, Rev., 5.00%, 5/1/2027	25	27
State of Washington, Senior 520 Corridor Program, Federal Highway Series 2014C, Rev., 5.00%, 9/1/2024	100	100
State of Washington, Various Purpose Series 2014C, Rev., 5.00%, 9/1/2023	75	75
Washington Health Care Facilities Authority, Catholic Health Initiatives Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 5.46%, 9/7/2023 (b)	10,000	10,003
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — continued
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	150	152
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series A, Rev., 7.38%, 1/1/2024 (d) (e)	3,000	3,034
Total Washington		13,511
West Virginia — 0.3%
Berkeley County Board of Education GO, 5.00%, 5/1/2025	360	369
West Virginia Commissioner of Highways, Surface Transportation Improvements
Rev., 5.00%, 9/1/2023	80	80
Rev., 5.00%, 9/1/2028	215	229
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,249
West Virginia Lottery Excess Lottery Series 2015A, Rev., 5.00%, 7/1/2024	50	51
Total West Virginia		5,978
Wisconsin — 1.3%
City of Milwaukee, Promissory Notes
Series N2, GO, 4.00%, 3/15/2024	1,955	1,952
Series N4, GO, 5.00%, 4/1/2024	3,045	3,062
Series N2, GO, 4.00%, 3/15/2025	100	100
City of Racine Series 2019B, GO, 5.00%, 12/1/2023	125	125
City of Watertown, Promissory Notes GO, 3.00%, 6/1/2024	425	423
City of Waukesha Series 2019C, GO, 3.00%, 10/1/2023	350	350
County of Manitowoc GO, AGM, 3.00%, 11/1/2023	150	150
County of Manitowoc, Promissory Notes GO, AGM, 4.00%, 4/1/2024	680	682
County of Rusk, Promissory Notes GO, 3.00%, 3/1/2024	270	269
Lakeshore Technical College District Series 2019A, GO, 3.00%, 3/1/2024	405	404
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	378
Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group Series 2013B-2, Rev., 4.00%, 11/15/2023	35	35
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	117

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2019A, Rev., 5.00%, 11/15/2024	25	26
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy
Rev., 4.00%, 3/15/2024	120	119
Rev., 4.00%, 3/15/2025	125	123
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2023	525	526
Wisconsin Health and Educational Facilities Authority, St. John's Community, Inc. Projects Series 2018A, Rev., 5.00%, 9/15/2023 (d)	1,000	1,000
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2021B, Rev., VRDO, LIQ : FHLB, 4.05%, 9/8/2023 (c)	15,000	15,000
Total Wisconsin		24,724
Total Municipal Bonds (Cost $1,842,059)		1,819,968
	SHARES (000)
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (g) (h) (Cost $67,986)	67,983	67,990
Total Investments — 99.8% (Cost $1,910,045)		1,887,958
Other Assets Less Liabilities — 0.2%		3,384
NET ASSETS — 100.0%		1,891,342

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Municipal Bond Funds	August 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$280,924	$3,305,772	$356,955
Investments in affiliates, at value	12,760	52,966	20,532
Cash	—	173	—
Deposits at broker for futures contracts	—	1,054	—
Deposits at broker for centrally cleared swaps	—	8,206	—
Receivables:
Investment securities sold — delayed delivery securities	—	695	65
Fund shares sold	366	4,794	104
Interest from non-affiliates	2,839	37,784	4,574
Dividends from affiliates	37	111	17
Variation margin on futures contracts	—	98	—
Variation margin on centrally cleared swaps	—	75	—
Total Assets	296,926	3,411,728	382,247
LIABILITIES:
Payables:
Investment securities purchased	2,516	—	4,846
Investment securities purchased — delayed delivery securities	1,436	—	—
Fund shares redeemed	85	9,792	259
Accrued liabilities:
Investment advisory fees	51	698	67
Administration fees	7	106	11
Distribution fees	32	82	37
Service fees	4	81	8
Custodian and accounting fees	13	101	8
Trustees’ and Chief Compliance Officer’s fees	1	2	1
Other	16	87	22
Total Liabilities	4,161	10,949	5,259
Net Assets	$292,765	$3,400,779	$376,988
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	119

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$312,867	$3,612,585	$390,256
Total distributable earnings (loss)	(20,102)	(211,806)	(13,268)
Total Net Assets	$292,765	$3,400,779	$376,988
Net Assets:
Class A	$102,110	$358,245	$119,086
Class C	15,223	8,629	17,442
Class I	49,273	576,089	92,382
Class R6	126,159	2,457,816	148,078
Total	$292,765	$3,400,779	$376,988
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,112	35,709	18,795
Class C	1,521	884	2,753
Class I	5,001	58,642	14,504
Class R6	12,805	250,187	23,257
Net Asset Value (a):
Class A — Redemption price per share	$10.10	$10.03	$6.34
Class C — Offering price per share (b)	10.01	9.75	6.34
Class I — Offering and redemption price per share	9.85	9.82	6.37
Class R6 — Offering and redemption price per share	9.85	9.82	6.37
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.49	$10.42	$6.59
Cost of investments in non-affiliates	$284,859	$3,408,071	$361,727
Cost of investments in affiliates	12,759	52,959	20,530
Net upfront receipts on centrally cleared swaps	—	(3,584)	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$954,712	$704,478	$1,819,968
Investments in affiliates, at value	13,450	60,917	67,990
Cash	—	69	—
Deposits at broker for centrally cleared swaps	—	1,272	—
Receivables:
Investment securities sold	1,507	—	—
Investment securities sold — delayed delivery securities	—	95	—
Fund shares sold	2,572	264	11,546
Interest from non-affiliates	10,717	7,498	13,472
Dividends from affiliates	90	143	268
Variation margin on centrally cleared swaps	—	10	—
Due from adviser	—	—	9
Total Assets	983,048	774,746	1,913,253
LIABILITIES:
Payables:
Investment securities purchased	—	4,565	1,516
Investment securities purchased — delayed delivery securities	6,115	10,147	16,975
Fund shares redeemed	979	696	2,308
Accrued liabilities:
Investment advisory fees	128	168	—
Administration fees	9	40	—
Distribution fees	21	59	23
Service fees	39	13	366
Custodian and accounting fees	21	33	42
Trustees’ and Chief Compliance Officer’s fees	— (a)	1	— (a)
Other	78	45	681
Total Liabilities	7,390	15,767	21,911
Net Assets	$975,658	$758,979	$1,891,342

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	121

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$1,048,571	$836,464	$1,945,956
Total distributable earnings (loss)	(72,913)	(77,485)	(54,614)
Total Net Assets	$975,658	$758,979	$1,891,342
Net Assets:
Class A	$91,504	$246,681	$129,555
Class C	2,653	9,250	—
Class I	441,202	217,505	1,761,787
Class R6	440,299	285,543	—
Total	$975,658	$758,979	$1,891,342
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	9,143	23,256	13,047
Class C	263	881	—
Class I	43,827	20,604	177,603
Class R6	43,750	27,059	—
Net Asset Value (a):
Class A — Redemption price per share	$10.01	$10.61	$9.93
Class C — Offering price per share (b)	10.11	10.51	—
Class I — Offering and redemption price per share	10.07	10.56	9.92
Class R6 — Offering and redemption price per share	10.06	10.55	—
Class A maximum sales charge	2.25%	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.24	$11.02	$—
Cost of investments in non-affiliates	$990,337	$735,017	$1,842,059
Cost of investments in affiliates	13,449	60,914	67,986
Net upfront receipts on centrally cleared swaps	—	(507)	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Municipal Bond Funds	August 31, 2023

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,020	$62,065	$5,554
Interest income from affiliates	—	— (a)	—
Dividend income from affiliates	114	833	132
Total investment income	4,134	62,898	5,686
EXPENSES:
Investment advisory fees	425	5,309	553
Administration fees	106	1,327	139
Distribution fees:
Class A	130	449	156
Class C	61	36	70
Service fees:
Class A	130	449	156
Class C	21	12	24
Class I	58	825	118
Custodian and accounting fees	32	264	29
Interest expense to affiliates	—	— (a)	—
Professional fees	28	37	30
Trustees’ and Chief Compliance Officer’s fees	14	21	14
Printing and mailing costs	16	57	18
Registration and filing fees	30	80	29
Transfer agency fees (See Note 2.H.)	3	19	6
Other	5	35	5
Total expenses	1,059	8,920	1,347
Less fees waived	(350)	(2,640)	(429)
Less expense reimbursements	(33)	(1)	(40)
Net expenses	676	6,279	878
Net investment income (loss)	3,458	56,619	4,808

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	123

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(1,271)	$(27,480)	$(809)
Investments in affiliates	— (a)	11	(1)
Futures contracts	—	(3,710)	—
Swaps	—	(12,039)	—
Net realized gain (loss)	(1,271)	(43,218)	(810)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(8)	1,482	(801)
Investments in affiliates	1	(10)	2
Futures contracts	—	367	—
Swaps	—	7,198	—
Change in net unrealized appreciation/depreciation	(7)	9,037	(799)
Net realized/unrealized gains (losses)	(1,278)	(34,181)	(1,609)
Change in net assets resulting from operations	$2,180	$22,438	$3,199

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$12,079	$12,442	$25,516
Interest income from affiliates	1	—	1
Dividend income from affiliates	690	575	2,232
Total investment income	12,770	13,017	27,749
EXPENSES:
Investment advisory fees	1,311	962	1,545
Administration fees	393	241	772
Distribution fees:
Class A	120	321	201
Class C	10	35	—
Service fees:
Class A	120	321	201
Class C	3	12	—
Class I	576	233	2,374
Custodian and accounting fees	71	82	111
Interest expense to affiliates	— (a)	— (a)	4
Professional fees	31	37	32
Trustees’ and Chief Compliance Officer’s fees	15	15	17
Printing and mailing costs	23	20	17
Registration and filing fees	55	46	27
Transfer agency fees (See Note 2.H.)	6	6	9
Other	9	7	18
Total expenses	2,743	2,338	5,328
Less fees waived	(1,356)	(639)	(2,680)
Less expense reimbursements	(1)	(1)	(1)
Net expenses	1,386	1,698	2,647
Net investment income (loss)	11,384	11,319	25,102

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	125

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(15,861)	$(9,624)	$(14,028)
Investments in affiliates	2	(2)	13
Futures contracts	—	12	(2,604)
Swaps	—	(1,700)	—
Net realized gain (loss)	(15,859)	(11,314)	(16,619)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14,853	3,223	23,392
Investments in affiliates	(1)	— (a)	(8)
Futures contracts	—	(5)	—
Swaps	—	1,016	—
Change in net unrealized appreciation/depreciation	14,852	4,234	23,384
Net realized/unrealized gains (losses)	(1,007)	(7,080)	6,765
Change in net assets resulting from operations	$10,377	$4,239	$31,867

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Municipal Bond Funds	August 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,458	$6,652	$56,619	$112,177
Net realized gain (loss)	(1,271)	(11,089)	(43,218)	(66,187)
Distributions of capital gains received from investment company affiliates	—	— (a)	—	2
Change in net unrealized appreciation/depreciation	(7)	(8,133)	9,037	(257,214)
Change in net assets resulting from operations	2,180	(12,570)	22,438	(211,222)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,241)	(2,292)	(5,175)	(8,588)
Class C	(154)	(284)	(114)	(263)
Class I	(594)	(1,370)	(10,359)	(19,414)
Class R6	(1,533)	(2,704)	(41,324)	(86,669)
Total distributions to shareholders	(3,522)	(6,650)	(56,972)	(114,934)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	14,011	(87,038)	(120,916)	(632,503)
NET ASSETS:
Change in net assets	12,669	(106,258)	(155,450)	(958,659)
Beginning of period	280,096	386,354	3,556,229	4,514,888
End of period	$292,765	$280,096	$3,400,779	$3,556,229

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	127

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,808	$7,694	$11,384	$22,068
Net realized gain (loss)	(810)	(4,967)	(15,859)	(10,763)
Distributions of capital gains received from investment company affiliates	—	1	—	6
Change in net unrealized appreciation/depreciation	(799)	(14,005)	14,852	(53,464)
Change in net assets resulting from operations	3,199	(11,277)	10,377	(42,153)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,577)	(2,647)	(843)	(1,279)
Class C	(191)	(338)	(17)	(24)
Class I	(1,239)	(1,858)	(5,040)	(10,185)
Class R6	(1,819)	(2,837)	(5,468)	(10,521)
Total distributions to shareholders	(4,826)	(7,680)	(11,368)	(22,009)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	17,165	6,925	(102,099)	(410,934)
NET ASSETS:
Change in net assets	15,538	(12,032)	(103,090)	(475,096)
Beginning of period	361,450	373,482	1,078,748	1,553,844
End of period	$376,988	$361,450	$975,658	$1,078,748
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,319	$17,586	$25,102	$32,226
Net realized gain (loss)	(11,314)	(25,108)	(16,619)	(7,883)
Distributions of capital gains received from investment company affiliates	—	1	—	8
Change in net unrealized appreciation/depreciation	4,234	(53,658)	23,384	(24,980)
Change in net assets resulting from operations	4,239	(61,179)	31,867	(629)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,235)	(7,865)	(1,563)	(2,278)
Class C	(129)	(230)	—	—
Class I	(3,387)	(4,747)	(23,280)	(29,968)
Class R6	(3,491)	(4,630)	—	—
Total distributions to shareholders	(11,242)	(17,472)	(24,843)	(32,246)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	217,575	(42,894)	(452,443)	(1,687,065)
NET ASSETS:
Change in net assets	210,572	(121,545)	(445,419)	(1,719,940)
Beginning of period	548,407	669,952	2,336,761	4,056,701
End of period	$758,979	$548,407	$1,891,342	$2,336,761
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	129

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,248	$21,303	$47,643	$171,717
Distributions reinvested	1,217	2,252	5,133	8,492
Cost of shares redeemed	(11,947)	(49,568)	(41,240)	(146,657)
Change in net assets resulting from Class A capital transactions	(1,482)	(26,013)	11,536	33,552
Class C
Proceeds from shares issued	561	2,507	821	6,916
Distributions reinvested	154	281	114	261
Cost of shares redeemed	(2,451)	(9,030)	(2,548)	(10,262)
Change in net assets resulting from Class C capital transactions	(1,736)	(6,242)	(1,613)	(3,085)
Class I
Proceeds from shares issued	9,535	38,656	135,661	737,481
Distributions reinvested	590	1,364	10,074	18,738
Cost of shares redeemed	(8,393)	(68,766)	(242,361)	(682,129)
Change in net assets resulting from Class I capital transactions	1,732	(28,746)	(96,626)	74,090
Class R6
Proceeds from shares issued	32,879	68,051	208,957	632,437
Distributions reinvested	1,528	2,700	41,167	85,904
Cost of shares redeemed	(18,910)	(96,788)	(284,337)	(1,455,401)
Change in net assets resulting from Class R6 capital transactions	15,497	(26,037)	(34,213)	(737,060)
Total change in net assets resulting from capital transactions	$14,011	$(87,038)	$(120,916)	$(632,503)
SHARE TRANSACTIONS:
Class A
Issued	905	2,091	4,676	16,759
Reinvested	120	222	505	834
Redeemed	(1,171)	(4,874)	(4,044)	(14,310)
Change in Class A Shares	(146)	(2,561)	1,137	3,283
Class C
Issued	56	249	83	698
Reinvested	15	28	12	26
Redeemed	(242)	(893)	(258)	(1,035)
Change in Class C Shares	(171)	(616)	(163)	(311)
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	962	3,892	13,597	73,343
Reinvested	59	138	1,012	1,876
Redeemed	(836)	(6,937)	(24,359)	(68,094)
Change in Class I Shares	185	(2,907)	(9,750)	7,125
Class R6
Issued	3,304	6,864	20,989	62,866
Reinvested	154	273	4,139	8,601
Redeemed	(1,895)	(9,739)	(28,486)	(145,612)
Change in Class R6 Shares	1,563	(2,602)	(3,358)	(74,145)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	131

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,814	$22,952	$13,049	$58,420
Distributions reinvested	1,546	2,592	836	1,267
Cost of shares redeemed	(10,996)	(39,012)	(17,915)	(54,204)
Change in net assets resulting from Class A capital transactions	(3,636)	(13,468)	(4,030)	5,483
Class C
Proceeds from shares issued	598	1,605	146	736
Distributions reinvested	190	335	17	23
Cost of shares redeemed	(2,647)	(6,102)	(96)	(1,510)
Change in net assets resulting from Class C capital transactions	(1,859)	(4,162)	67	(751)
Class I
Proceeds from shares issued	14,889	68,065	90,382	393,609
Distributions reinvested	1,225	1,831	5,018	10,130
Cost of shares redeemed	(13,083)	(53,136)	(125,893)	(721,531)
Change in net assets resulting from Class I capital transactions	3,031	16,760	(30,493)	(317,792)
Class R6
Proceeds from shares issued	34,118	52,101	38,840	376,224
Distributions reinvested	1,817	2,834	5,386	10,335
Cost of shares redeemed	(16,306)	(47,140)	(111,869)	(484,433)
Change in net assets resulting from Class R6 capital transactions	19,629	7,795	(67,643)	(97,874)
Total change in net assets resulting from capital transactions	$17,165	$6,925	$(102,099)	$(410,934)
SHARE TRANSACTIONS:
Class A
Issued	906	3,613	1,293	5,811
Reinvested	241	406	83	126
Redeemed	(1,715)	(6,102)	(1,777)	(5,378)
Change in Class A Shares	(568)	(2,083)	(401)	559
Class C
Issued	93	252	14	73
Reinvested	30	52	2	2
Redeemed	(412)	(953)	(9)	(148)
Change in Class C Shares	(289)	(649)	7	(73)
Class I
Issued	2,306	10,637	8,904	38,844
Reinvested	190	286	495	1,003
Redeemed	(2,032)	(8,267)	(12,406)	(71,310)
Change in Class I Shares	464	2,656	(3,007)	(31,463)
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class R6
Issued	5,332	8,102	3,823	37,238
Reinvested	283	442	532	1,023
Redeemed	(2,528)	(7,347)	(11,057)	(47,984)
Change in Class R6 Shares	3,087	1,197	(6,702)	(9,723)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	133

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$35,367	$74,500	$89,811	$254,635
Distributions reinvested	4,171	7,735	1,563	2,278
Cost of shares redeemed	(45,283)	(120,540)	(225,934)	(64,685)
Change in net assets resulting from Class A capital transactions	(5,745)	(38,305)	(134,560)	192,228
Class C
Proceeds from shares issued	2,643	1,482	—	—
Distributions reinvested	128	228	—	—
Cost of shares redeemed	(1,978)	(4,258)	—	—
Change in net assets resulting from Class C capital transactions	793	(2,548)	—	—
Class I
Proceeds from shares issued	112,340	87,677	196,484	1,054,856
Distributions reinvested	3,087	4,069	23,231	29,905
Cost of shares redeemed	(23,047)	(114,867)	(537,598)	(2,964,054)
Change in net assets resulting from Class I capital transactions	92,380	(23,121)	(317,883)	(1,879,293)
Class R6
Proceeds from shares issued	143,145	70,910	—	—
Distributions reinvested	3,490	4,626	—	—
Cost of shares redeemed	(16,488)	(54,456)	—	—
Change in net assets resulting from Class R6 capital transactions	130,147	21,080	—	—
Total change in net assets resulting from capital transactions	$217,575	$(42,894)	$(452,443)	$(1,687,065)
SHARE TRANSACTIONS:
Class A
Issued	3,264	6,784	9,044	25,616
Reinvested	386	712	157	230
Redeemed	(4,186)	(10,919)	(22,737)	(6,525)
Change in Class A Shares	(536)	(3,423)	(13,536)	19,321
Class C
Issued	248	137	—	—
Reinvested	12	21	—	—
Redeemed	(185)	(393)	—	—
Change in Class C Shares	75	(235)	—	—
Class I
Issued	10,427	8,020	19,789	106,500
Reinvested	288	376	2,343	3,025
Redeemed	(2,152)	(10,661)	(54,150)	(299,231)
Change in Class I Shares	8,563	(2,265)	(32,018)	(189,706)
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Municipal Bond Funds	August 31, 2023

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class R6
Issued	13,495	6,619	—	—
Reinvested	326	429	—	—
Redeemed	(1,532)	(4,995)	—	—
Change in Class R6 Shares	12,289	2,053	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$10.15	$0.12	$(0.05)	$0.07	$(0.12)	$10.10
Year Ended February 28, 2023	10.68	0.20	(0.53)	(0.33)	(0.20)	10.15
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)	10.68
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	11.06
Year Ended February 29, 2020	10.71	0.23	0.54	0.77	(0.23)	11.25
Year Ended February 28, 2019	10.64	0.28	0.07	0.35	(0.28)	10.71
Class C
Six Months Ended August 31, 2023 (Unaudited)	10.06	0.10	(0.05)	0.05	(0.10)	10.01
Year Ended February 28, 2023	10.59	0.15	(0.53)	(0.38)	(0.15)	10.06
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)	10.59
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	10.96
Year Ended February 29, 2020	10.62	0.18	0.53	0.71	(0.18)	11.15
Year Ended February 28, 2019	10.55	0.22	0.07	0.29	(0.22)	10.62
Class I
Six Months Ended August 31, 2023 (Unaudited)	9.90	0.12	(0.04)	0.08	(0.13)	9.85
Year Ended February 28, 2023	10.43	0.21	(0.53)	(0.32)	(0.21)	9.90
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)	10.43
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	10.80
Year Ended February 29, 2020	10.47	0.24	0.52	0.76	(0.24)	10.99
Year Ended February 28, 2019	10.41	0.28	0.07	0.35	(0.29)	10.47
Class R6
Six Months Ended August 31, 2023 (Unaudited)	9.90	0.13	(0.05)	0.08	(0.13)	9.85
Year Ended February 28, 2023	10.43	0.22	(0.53)	(0.31)	(0.22)	9.90
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)	10.43
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (f)	(0.19)	10.80
Year Ended February 29, 2020	10.47	0.25	0.52	0.77	(0.25)	10.99
October 1, 2018 (g) through February 28, 2019	10.33	0.13	0.13	0.26	(0.12)	10.47

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Municipal Bond Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

0.71%	$102,110	0.55%	2.38%	0.97%	10%
(3.04)	104,073	0.58	2.00	0.96	25
(2.05)	136,939	0.60	1.43	0.94	11
(0.19)	154,108	0.59	1.54	0.93	6
7.29	126,253	0.60	2.13	0.96	8
3.31	67,275	0.60	2.63	0.97	17

0.46	15,223	1.05	1.88	1.47	10
(3.56)	17,015	1.08	1.49	1.46	25
(2.47)	24,442	1.10	0.93	1.43	11
(0.70)	33,234	1.09	1.07	1.43	6
6.72	52,168	1.10	1.66	1.47	8
2.82	46,950	1.10	2.13	1.48	17

0.78	49,273	0.45	2.48	0.72	10
(3.01)	47,695	0.49	2.06	0.70	25
(1.90)	80,566	0.50	1.53	0.68	11
(0.09)	100,163	0.49	1.62	0.68	6
7.37	60,122	0.50	2.26	0.71	8
3.39	62,069	0.50	2.72	0.72	17

0.83	126,159	0.35	2.58	0.47	10
(2.92)	111,313	0.38	2.19	0.45	25
(1.80)	144,407	0.40	1.63	0.43	11
0.01	137,357	0.39	1.74	0.43	6
7.48	127,070	0.40	2.35	0.46	8
2.58	80,424	0.35	2.95	0.48	17
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan National Municipal Income Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$10.13	$0.15	$(0.10)	$0.05	$(0.15)	$—	$(0.15)
Year Ended February 28, 2023	10.91	0.27	(0.78)	(0.51)	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2022	11.37	0.23	(0.37)	(0.14)	(0.23)	(0.09)	(0.32)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Year Ended February 29, 2020	10.91	0.24	0.61	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.80	0.25	0.11	0.36	(0.25)	—	(0.25)
Class C
Six Months Ended August 31, 2023 (Unaudited)	9.86	0.12	(0.11)	0.01	(0.12)	—	(0.12)
Year Ended February 28, 2023	10.62	0.20	(0.75)	(0.55)	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2022	11.07	0.17	(0.36)	(0.19)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Year Ended February 29, 2020	10.63	0.18	0.60	0.78	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.53	0.18	0.11	0.29	(0.19)	—	(0.19)
Class I
Six Months Ended August 31, 2023 (Unaudited)	9.93	0.16	(0.11)	0.05	(0.16)	—	(0.16)
Year Ended February 28, 2023	10.69	0.29	(0.75)	(0.46)	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2022	11.15	0.26	(0.37)	(0.11)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Year Ended February 29, 2020	10.71	0.27	0.60	0.87	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.61	0.27	0.10	0.37	(0.27)	—	(0.27)
Class R6
Six Months Ended August 31, 2023 (Unaudited)	9.93	0.16	(0.10)	0.06	(0.17)	—	(0.17)
Year Ended February 28, 2023	10.69	0.29	(0.74)	(0.45)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2022	11.15	0.27	(0.37)	(0.10)	(0.27)	(0.09)	(0.36)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended February 29, 2020	10.71	0.28	0.60	0.88	(0.28)	—	(0.28)
Year Ended February 28, 2019	10.60	0.28	0.11	0.39	(0.28)	—	(0.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Municipal Bond Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.03	0.46%	$358,245	0.65%	2.91%	0.91%	9%
10.13	(4.66)	350,327	0.65	2.60	0.91	36
10.91	(1.29)	341,321	0.65	2.06	0.90	12
11.37	0.57	308,709	0.64	1.93	0.90	34
11.52	7.86	250,087	0.65	2.17	0.90	20
10.91	3.34	222,295	0.64	2.32	0.90	48

9.75	0.10	8,629	1.20	2.36	1.41	9
9.86	(5.12)	10,327	1.20	2.03	1.41	36
10.62	(1.77)	14,423	1.20	1.51	1.40	12
11.07	(0.07)	19,061	1.19	1.38	1.40	34
11.23	7.38	29,173	1.20	1.63	1.40	20
10.63	2.76	37,603	1.19	1.76	1.40	48

9.82	0.50	576,089	0.40	3.17	0.66	9
9.93	(4.32)	678,857	0.40	2.84	0.66	36
10.69	(1.06)	655,190	0.40	2.31	0.65	12
11.15	0.75	622,009	0.39	2.17	0.65	34
11.31	8.19	660,041	0.40	2.42	0.64	20
10.71	3.57	523,544	0.39	2.57	0.65	48

9.82	0.55	2,457,816	0.30	3.26	0.40	9
9.93	(4.23)	2,516,718	0.30	2.92	0.41	36
10.69	(0.96)	3,503,954	0.30	2.41	0.40	12
11.15	0.85	3,681,554	0.29	2.27	0.40	34
11.31	8.30	4,329,545	0.30	2.52	0.39	20
10.71	3.77	3,911,573	0.29	2.66	0.40	48
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$6.37	$0.08	$(0.03)	$0.05	$(0.08)	$6.34
Year Ended February 28, 2023	6.71	0.13	(0.34)	(0.21)	(0.13)	6.37
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)	6.71
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	6.93
Year Ended February 29, 2020	6.71	0.14	0.35	0.49	(0.14)	7.06
Year Ended February 28, 2019	6.70	0.18	0.01	0.19	(0.18)	6.71
Class C
Six Months Ended August 31, 2023 (Unaudited)	6.37	0.07	(0.03)	0.04	(0.07)	6.34
Year Ended February 28, 2023	6.71	0.10	(0.34)	(0.24)	(0.10)	6.37
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)	6.71
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	6.93
Year Ended February 29, 2020	6.71	0.10	0.34	0.44	(0.10)	7.05
Year Ended February 28, 2019	6.69	0.14	0.02	0.16	(0.14)	6.71
Class I
Six Months Ended August 31, 2023 (Unaudited)	6.40	0.09	(0.03)	0.06	(0.09)	6.37
Year Ended February 28, 2023	6.75	0.15	(0.35)	(0.20)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)	6.75
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.15	0.34	0.49	(0.15)	7.09
Year Ended February 28, 2019	6.73	0.20	0.01	0.21	(0.19)	6.75
Class R6
Six Months Ended August 31, 2023 (Unaudited)	6.40	0.09	(0.03)	0.06	(0.09)	6.37
Year Ended February 28, 2023	6.74	0.16	(0.35)	(0.19)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)	6.74
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.16	0.34	0.50	(0.16)	7.09
October 1, 2018 (f) through February 28, 2019	6.64	0.08	0.11	0.19	(0.08)	6.75

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Municipal Bond Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

0.81%	$119,086	0.55%	2.54%	0.95%	6%
(3.04)	123,246	0.68	2.10	0.95	30
(1.55)	143,940	0.75	1.60	0.94	10
(0.13)	166,435	0.74	1.77	0.93	5
7.31	164,358	0.75	1.96	0.95	13
2.86	120,371	0.75	2.66	0.96	21

0.56	17,442	1.05	2.04	1.45	6
(3.53)	19,364	1.19	1.59	1.45	30
(2.05)	24,776	1.25	1.10	1.44	10
(0.51)	31,173	1.24	1.26	1.43	5
6.62	57,781	1.25	1.49	1.45	13
2.50	67,242	1.25	2.16	1.45	21

0.86	92,382	0.45	2.65	0.70	6
(2.97)	89,832	0.48	2.33	0.70	30
(1.16)	76,802	0.50	1.85	0.69	10
0.12	87,928	0.49	2.02	0.68	5
7.38	105,497	0.50	2.22	0.70	13
3.26	87,158	0.50	2.92	0.70	21

0.91	148,078	0.35	2.74	0.45	6
(2.73)	129,008	0.38	2.41	0.44	30
(1.20)	127,964	0.40	1.95	0.43	10
0.22	122,625	0.39	2.11	0.43	5
7.49	119,722	0.40	2.32	0.44	13
2.89	91,813	0.40	2.93	0.45	21
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$10.02	$0.09	$(0.01)	$0.08	$(0.09)	$10.01
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)	10.02
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)	10.46
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	10.78
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)	10.86
Year Ended February 28, 2019	10.39	0.16	0.10	0.26	(0.16)	10.49
Class C
Six Months Ended August 31, 2023 (Unaudited)	10.12	0.06	(0.01)	0.05	(0.06)	10.11
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)	10.12
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)	10.56
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	10.88
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	10.96
Year Ended February 28, 2019	10.48	0.11	0.11	0.22	(0.11)	10.59
Class I
Six Months Ended August 31, 2023 (Unaudited)	10.08	0.11	(0.01)	0.10	(0.11)	10.07
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)	10.52
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	10.84
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	10.92
Year Ended February 28, 2019	10.44	0.21	0.11	0.32	(0.21)	10.55
Class R6
Six Months Ended August 31, 2023 (Unaudited)	10.08	0.11	(0.01)	0.10	(0.12)	10.06
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)	10.52
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	10.83
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	10.91
October 1, 2018 (f) through February 28, 2019	10.39	0.09	0.15	0.24	(0.09)	10.54

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Municipal Bond Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

0.80%	$91,504	0.70%	1.75%	0.87%	17%
(2.86)	95,647	0.70	1.36	0.87	8
(1.96)	93,976	0.70	1.02	0.85	21
0.43	80,956	0.69	1.20	0.86	21
5.12	53,408	0.70	1.48	0.86	24
2.55	33,554	0.70	1.54	0.86	42

0.54	2,653	1.20	1.25	1.38	17
(3.34)	2,590	1.20	0.85	1.37	8
(2.45)	3,473	1.20	0.52	1.36	21
(0.09)	4,626	1.19	0.72	1.36	21
4.52	4,303	1.20	0.99	1.36	24
2.10	4,590	1.20	1.03	1.38	42

1.02	441,202	0.24	2.20	0.62	17
(2.41)	472,108	0.25	1.79	0.61	8
(1.51)	823,600	0.25	1.47	0.60	21
0.87	829,847	0.24	1.66	0.60	21
5.56	641,836	0.24	1.94	0.61	24
3.09	573,350	0.25	1.97	0.61	42

0.94	440,299	0.19	2.24	0.37	17
(2.36)	508,403	0.20	1.85	0.37	8
(1.37)	632,795	0.20	1.52	0.35	21
0.92	688,820	0.19	1.72	0.35	21
5.61	961,820	0.19	1.99	0.36	24
2.31	866,630	0.19	2.19	0.37	42
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$10.70	$0.19	$(0.10)	$0.09	$(0.18)	$10.61
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)	10.70
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)	12.15
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08	(0.28)	12.46
Year Ended February 29, 2020	11.77	0.32	0.89	1.21	(0.32)	12.66
Year Ended February 28, 2019	11.82	0.40	(0.05)	0.35	(0.40)	11.77
Class C
Six Months Ended August 31, 2023 (Unaudited)	10.60	0.15	(0.09)	0.06	(0.15)	10.51
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)	10.60
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)	12.04
Year Ended February 28, 2021	12.55	0.21	(0.21)	— (f)	(0.20)	12.35
Year Ended February 29, 2020	11.67	0.25	0.87	1.12	(0.24)	12.55
Year Ended February 28, 2019	11.72	0.33	(0.05)	0.28	(0.33)	11.67
Class I
Six Months Ended August 31, 2023 (Unaudited)	10.65	0.20	(0.10)	0.10	(0.19)	10.56
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)	10.65
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)	12.09
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10	(0.30)	12.41
Year Ended February 29, 2020	11.72	0.34	0.89	1.23	(0.34)	12.61
Year Ended February 28, 2019	11.77	0.42	(0.05)	0.37	(0.42)	11.72
Class R6
Six Months Ended August 31, 2023 (Unaudited)	10.64	0.20	(0.10)	0.10	(0.19)	10.55
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)	10.64
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)	12.09
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12	(0.31)	12.41
Year Ended February 29, 2020	11.72	0.35	0.88	1.23	(0.35)	12.60
October 1, 2018 (g) through February 28, 2019	11.61	0.17	0.11	0.28	(0.17)	11.72

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Municipal Bond Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

0.82%	$246,681	0.67%	3.41%	0.95%	11%
(9.24)	254,468	0.67	2.99	0.95	42
(0.40)	330,640	0.67	2.12	0.94	16
0.66	302,134	0.66	2.28	0.95	23
10.37	231,815	0.67	2.58	0.97	31
3.00	132,813	0.67	3.40	1.00	53

0.54	9,250	1.25	2.83	1.45	11
(9.78)	8,546	1.25	2.39	1.45	42
(0.99)	12,535	1.25	1.54	1.44	16
0.07	16,524	1.24	1.70	1.45	23
9.73	26,965	1.25	2.05	1.48	31
2.43	27,701	1.25	2.81	1.49	53

0.94	217,505	0.45	3.63	0.69	11
(9.00)	128,202	0.45	3.20	0.70	42
(0.27)	173,023	0.45	2.34	0.69	16
0.88	176,073	0.45	2.50	0.70	23
10.66	177,584	0.45	2.82	0.72	31
3.24	135,295	0.45	3.61	0.74	53

0.96	285,543	0.40	3.67	0.44	11
(9.04)	157,191	0.40	3.29	0.45	42
(0.22)	153,754	0.40	2.39	0.44	16
1.01	134,449	0.40	2.55	0.45	23
10.63	115,414	0.40	2.87	0.47	31
2.44	86,790	0.40	3.61	0.51	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$9.90	$0.11	$0.03	$0.14	$(0.11)	$9.93
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)	9.90
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)	9.98
Year Ended February 28, 2021	10.08	0.03	— (f)	0.03	(0.04)	10.07
Year Ended February 29, 2020	10.03	0.12	0.06	0.18	(0.13)	10.08
Year Ended February 28, 2019	10.01	0.13	— (f)	0.13	(0.11)	10.03
Class I
Six Months Ended August 31, 2023 (Unaudited)	9.89	0.12	0.04	0.16	(0.13)	9.92
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)	9.89
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)	9.98
Year Ended February 28, 2021	10.07	0.05	— (f)	0.05	(0.06)	10.06
Year Ended February 29, 2020	10.02	0.14	0.05	0.19	(0.14)	10.07
Year Ended February 28, 2019	10.00	0.14	0.02	0.16	(0.14)	10.02

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Municipal Bond Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.43%	$129,555	0.44%	2.17%	0.75%	50%
0.18	263,135	0.44	1.27	0.76	16
(0.83)	72,506	0.45	0.06	0.75	33
0.30	143,944	0.44	0.35	0.75	71
1.76	106,625	0.45	1.23	0.76	48
1.33	67,256	0.44	1.32	0.77	50

1.58	1,761,787	0.24	2.47	0.50	50
0.27	2,073,626	0.24	1.04	0.51	16
(0.53)	3,984,195	0.25	0.26	0.50	33
0.51	6,666,678	0.24	0.53	0.50	71
1.96	4,050,886	0.25	1.43	0.50	48
1.60	3,021,190	0.24	1.42	0.52	50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Municipal Bond Funds	147

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan National Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan National Municipal Income Fund ("National Municipal Income Fund") is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

148	J.P. Morgan Municipal Bond Funds	August 31, 2023

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swap contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$280,924	$—	$280,924
Short-Term Investments
Investment Companies	12,760	—	—	12,760
Total Investments in Securities	$12,760	$280,924	$—	$293,684
There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.
National Municipal Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,305,772	$—	$3,305,772
Short-Term Investments
Investment Companies	52,966	—	—	52,966
Total Investments in Securities	$52,966	$3,305,772	$—	$3,358,738
Appreciation in Other Financial Instruments
Futures Contracts	$386	$—	$—	$386

August 31, 2023	J.P. Morgan Municipal Bond Funds	149

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
National Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Swaps	$—	$(2,224)	$—	$(2,224)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$386	$(2,224)	$—	$(1,838)

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$356,955	$—	$356,955
Short-Term Investments
Investment Companies	20,532	—	—	20,532
Total Investments in Securities	$20,532	$356,955	$—	$377,487

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$21	$—	$21
Municipal Bonds	—	954,691	—	954,691
Short-Term Investments
Investment Companies	13,450	—	—	13,450
Total Investments in Securities	$13,450	$954,712	$—	$968,162

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$704,478	$—	$704,478
Short-Term Investments
Investment Companies	60,917	—	—	60,917
Total Investments in Securities	$60,917	$704,478	$—	$765,395
Depreciation in Other Financial Instruments
Swaps	$—	$(315)	$—	$(315)

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,819,968	$—	$1,819,968
Short-Term Investments
Investment Companies	67,990	—	—	67,990
Total Investments in Securities	$67,990	$1,819,968	$—	$1,887,958

150	J.P. Morgan Municipal Bond Funds	August 31, 2023

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — California Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
California Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2023, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2023 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2023.

August 31, 2023	J.P. Morgan Municipal Bond Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
E. Investment Transactions with Affiliates — The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$6,651	$50,632	$44,524	$— (c)	$1	$12,760	12,759	$114	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
(c)	Amount rounds to less than one thousand.

National Municipal Income Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$134,839	$346,962	$428,836	$11	$(10)	$52,966	52,960	$833	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

New York Tax Free Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$11,948	$46,681	$38,098	$(1)	$2	$20,532	20,530	$132	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

152	J.P. Morgan Municipal Bond Funds	August 31, 2023

Short-Intermediate Municipal Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$70,373	$161,042	$217,966	$2	$(1)	$13,450	13,449	$690	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

Tax Free Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$13,912	$264,068	$217,061	$(2)	$— (c)	$60,917	60,911	$575	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
(c)	Amount rounds to less than one thousand.

Ultra-Short Municipal Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.71% (a) (b)	$154,102	$1,318,629	$1,404,746	$13	$(8)	$67,990	67,983	$2,232	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
F. Derivatives  —National Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund used derivative instruments including futures contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s

August 31, 2023	J.P. Morgan Municipal Bond Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes F(1) — F(2) below describe the various derivatives used by the Funds.
(1) Futures Contracts — National Municipal Income Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Swaps  —  National Municipal Income Fund and Tax Free Bond Fund engaged in various swap transactions, including total return basket swaps, to manage total return risks within its portfolio. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
National Municipal Income Fund and Tax Free Bond Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit

154	J.P. Morgan Municipal Bond Funds	August 31, 2023

market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to each Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
(3) Summary of Derivatives Information —The following tables present the value of derivatives held as of August 31, 2023, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	National Municipal Income Fund	Tax Free Bond Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$386	$—
Credit Risk Exposure:
Swaps at Value (Liabilities) **	(5,808)	(822)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	386	—
Swaps at Value **	(5,808)	(822)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2023, by primary underlying risk exposure:
	National Municipal Income Fund	Tax Free Bond Fund	Ultra-Short Municipal Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(3,710)	$12	$(2,604)
Credit Exposure Risk:
Swap Contracts	(12,039)	(1,700)	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	367	(5)	—
Credit Exposure Risk:
Swap Contracts	7,198	1,016	—

August 31, 2023	J.P. Morgan Municipal Bond Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts and swaps activity during the six months ended August 31, 2023. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:
	National Municipal Income Fund	Tax Free Bond Fund	Ultra-Short Municipal Fund
Futures Contracts:
Average Notional Balance Long	$82,398	$5,338	$77,189
Average Notional Balance Short	(20,536)	(9,265)	—
Ending Notional Balance Long	121,612	—	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	151,300	21,400	—
Ending Notional Balance - Buy Protection	151,300	21,400	—
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2023 are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$2	$— (a)	$— (a)	$1	$3
National Municipal Income Fund
Transfer agency fees	4	— (a)	4	11	19
New York Tax Free Bond Fund
Transfer agency fees	4	— (a)	1	1	6
Short-Intermediate Municipal Bond Fund
Transfer agency fees	1	— (a)	2	3	6
Tax Free Bond Fund
Transfer agency fees	4	— (a)	1	1	6
Ultra-Short Municipal Fund
Transfer agency fees	2	n/a	7	n/a	9

(a)	Amount rounds to less than one thousand.

156	J.P. Morgan Municipal Bond Funds	August 31, 2023

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
National Municipal Income Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2023, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A  and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2023, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$— (a)	$—
National Municipal Income Fund	10	—
New York Tax Free Bond Fund	2	— (a)

August 31, 2023	J.P. Morgan Municipal Bond Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Front-End Sales Charge	CDSC
Short-Intermediate Municipal Bond Fund	$2	$—
Tax Free Bond Fund	6	—

(a)	Amount rounds to less than one thousand.
D. Service Fees — The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
National Municipal Income Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements —The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.55%	1.05%	0.45%	0.35%
National Municipal Income Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.55	1.05	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a
The expense limitation agreements were in effect for the six months ended August 31, 2023 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2024.

158	J.P. Morgan Municipal Bond Funds	August 31, 2023

For the six months ended August 31, 2023, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$96	$64	$186	$346	$32
National Municipal Income Fund	1,097	732	773	2,602	—
New York Tax Free Bond Fund	103	69	251	423	39
Short-Intermediate Municipal Bond Fund	518	345	461	1,324	—
Tax Free Bond Fund	77	51	493	621	—
Ultra-Short Municipal Fund	1,545	773	270	2,588	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2023 were as follows:

California Tax Free Bond Fund	$4
National Municipal Income Fund	38
New York Tax Free Bond Fund	6
Short-Intermediate Municipal Bond Fund	32
Tax Free Bond Fund	18
Ultra-Short Municipal Fund	92
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2023 the amount of these reimbursements were as follows:

California Tax Free Bond Fund	$1
National Municipal Income Fund	1
New York Tax Free Bond Fund	1
Short-Intermediate Municipal Bond Fund	1
Tax Free Bond Fund	1
Ultra-Short Municipal Fund	1
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2023, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

August 31, 2023	J.P. Morgan Municipal Bond Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
4. Investment Transactions
During the six months ended August 31, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$38,452	$28,073
National Municipal Income Fund	290,404	332,052
New York Tax Free Bond Fund	35,413	22,093
Short-Intermediate Municipal Bond Fund	166,995	210,890
Tax Free Bond Fund	250,406	65,191
Ultra-Short Municipal Fund	933,407	1,322,074
During the six months ended August 31, 2023, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$297,618	$1,456	$5,390	$(3,934)
National Municipal Income Fund	3,457,446	21,510	125,640	(104,130)
New York Tax Free Bond Fund	382,257	1,052	5,822	(4,770)
Short-Intermediate Municipal Bond Fund	1,003,786	370	35,994	(35,624)
Tax Free Bond Fund	795,424	5,948	36,799	(30,851)
Ultra-Short Municipal Fund	1,910,045	506	22,593	(22,087)
At February 28, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$3,488	$6,643
National Municipal Income Fund	20,219	19,782
New York Tax Free Bond Fund	3,595	2,035
Short-Intermediate Municipal Bond Fund	14,524	5,943
Tax Free Bond Fund	15,480	10,869
Ultra-Short Municipal Fund	7,988	7,118
Net capital losses (gains) incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2023, the following Funds deferred to March 1, 2023 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
California Tax Free Bond Fund	$380	$4,301
National Municipal Income Fund	8,961	12,273
New York Tax Free Bond Fund	79	1,932
Short-Intermediate Municipal Bond Fund	10	1,174
Tax Free Bond Fund	1,735	7,442
Ultra-Short Municipal Fund	2	1,081

160	J.P. Morgan Municipal Bond Funds	August 31, 2023

6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2023.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2023.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Daily Simple SOFR Rate. Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2023.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2023, the following Funds had  individual shareholder and/or  omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	65.2%	1	12.8%
National Municipal Income Fund	1	78.0	—	—
New York Tax Free Bond Fund	1	73.1	—	—
Short-Intermediate Municipal Bond Fund	1	73.7	—	—
Tax Free Bond Fund	1	53.9	2	30.2
Ultra-Short Municipal Fund	1	78.4	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is

August 31, 2023	J.P. Morgan Municipal Bond Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
London Interbank Offered Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility,  exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

162	J.P. Morgan Municipal Bond Funds	August 31, 2023

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2023, and continued to hold your shares at the end of the reporting period, August 31, 2023.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,007.10	$2.77	0.55%
Hypothetical	1,000.00	1,022.37	2.80	0.55
Class C
Actual	1,000.00	1,004.60	5.29	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05
Class I
Actual	1,000.00	1,007.80	2.27	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Class R6
Actual	1,000.00	1,008.30	1.77	0.35
Hypothetical	1,000.00	1,023.38	1.78	0.35
JPMorgan National Municipal Income Fund
Class A
Actual	1,000.00	1,004.60	3.28	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class C
Actual	1,000.00	1,001.00	6.04	1.20
Hypothetical	1,000.00	1,019.10	6.09	1.20
Class I
Actual	1,000.00	1,005.00	2.02	0.40
Hypothetical	1,000.00	1,023.13	2.03	0.40
Class R6
Actual	1,000.00	1,005.50	1.51	0.30
Hypothetical	1,000.00	1,023.63	1.53	0.30

August 31, 2023	J.P. Morgan Municipal Bond Funds	163

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan New York Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,008.10	$2.78	0.55%
Hypothetical	1,000.00	1,022.37	2.80	0.55
Class C
Actual	1,000.00	1,005.60	5.29	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05
Class I
Actual	1,000.00	1,008.60	2.27	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Class R6
Actual	1,000.00	1,009.10	1.77	0.35
Hypothetical	1,000.00	1,023.38	1.78	0.35
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Actual	1,000.00	1,008.00	3.53	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70
Class C
Actual	1,000.00	1,005.40	6.05	1.20
Hypothetical	1,000.00	1,019.10	6.09	1.20
Class I
Actual	1,000.00	1,010.20	1.21	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24
Class R6
Actual	1,000.00	1,009.40	0.96	0.19
Hypothetical	1,000.00	1,024.18	0.97	0.19
JPMorgan Tax Free Bond Fund
Class A
Actual	1,000.00	1,008.20	3.38	0.67
Hypothetical	1,000.00	1,021.77	3.40	0.67
Class C
Actual	1,000.00	1,005.40	6.30	1.25
Hypothetical	1,000.00	1,018.85	6.34	1.25
Class I
Actual	1,000.00	1,009.40	2.27	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Class R6
Actual	1,000.00	1,009.60	2.02	0.40
Hypothetical	1,000.00	1,023.13	2.03	0.40
JPMorgan Ultra-Short Municipal Fund
Class A
Actual	1,000.00	1,014.30	2.23	0.44
Hypothetical	1,000.00	1,022.92	2.24	0.44
Class I
Actual	1,000.00	1,015.80	1.22	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

164	J.P. Morgan Municipal Bond Funds	August 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

August 31, 2023	J.P. Morgan Municipal Bond Funds	165

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
J.P. Morgan Municipal Bond Funds – JPMorgan California Tax Free Bond Fund, JPMorgan National Municipal Income Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Tax Free Bond Fund and JPMorgan Ultra-Short Municipal Fund
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements.  The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings June 20-21, 2023 and August 8-10, 2023, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 10, 2023.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information includes the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assess ments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•  The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•  Information about the structure and distribution strategy for each Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex;

166	J.P. Morgan Municipal Bond Funds	August 31, 2023

•  The administration services provided by the Adviser in its role as Administrator;
•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively.  These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints.  The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses.  The Trustees noted that the fees remain fair and reasonable  relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive

August 31, 2023	J.P. Morgan Municipal Bond Funds	167

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements.  The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees.  In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent possible, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”),  by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe  did not meet a predetermined minimum. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review.  As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant.  The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s performance for Class A shares was in the first, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class I shares was in the second, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.   The Trustees noted that the performance for Class R6 shares was in the second and third quintiles of the Universe for the one- and three-year period ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  The Trustees requested, however, that the

168	J.P. Morgan Municipal Bond Funds	August 31, 2023

Adviser provide additional Fund performance information to be reviewed with the members of the Board’s Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the National Municipal Income Fund’s performance for Class A shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class I shares was in the third, fourth and fourth quintiles of the Universe for the one-, three-, and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the third quintile of the Universe for each of the one- and three-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the New York Tax Free Bond Fund’s performance for Class A shares was in the first, first and second quintiles of the Universe for  the one-, three- and five-year periods ended December 31,2022, respectively.  The Trustees noted that the performance for Class I shares was in the first, first and second quintiles of the Universe for the one-, three-, and five-year periods ended December 31,2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the first quintile of the Universe for both the one- and three-year periods ended December 31,2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the fifth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31,2022.  The Trustees noted that the performance for Class I shares was in the fifth, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31,2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the fifth and fourth quintile of the Universe for the one- and three-year periods ended December 31,2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  The Trustees requested, however, that the
Adviser provide additional Fund performance information to be reviewed with the members of the Board’s Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Tax Free Bond Fund’s performance for Class A shares was in the fourth, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class I shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for Class R6 shares was in the fourth quintile of the Universe for both the one- and three-year periods ended December 31, 2022. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the Board’s Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31,2022.  The Trustees notes that the performance for Class I shares was in the second, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31,2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, concluded that the performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered, the net advisory fee rate and net expense

August 31, 2023	J.P. Morgan Municipal Bond Funds	169

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
ratio for each class, as applicable, taking into account any waivers and/or reimbursements.  The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s net advisory fee and the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the second and third quintiles, respectively, of the Universe.  The Trustees noted that the net advisory fee and actual total expense for Class R6 shares were in the second and first quintiles, respectively, of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for both the Class I and R6 shares due to the limited number of funds in the Peer Groups.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the National Municipal Income Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively.  The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares was in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile of the
Universe.  Broadridge did not calculate quintile rankings for the Peer Group for Class I shares due to the limited number of funds in the Peer Groups.  The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of the Universe.  Broadridge did not calculate quintile rankings for the Peer Group for Class R6 shares due to the limited number of funds in the Peer Groups.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee and actual total expenses for both Class I shares and Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares was in the first quintile of both the Peer Group and Universe. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the second quintile of the Universe.  Broadridge did not calculate quintile rankings for the Peer Group for Class I shares due to the limited number of funds in the Peer Groups.  The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and the Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for both Class A shares and Class I shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

170	J.P. Morgan Municipal Bond Funds	August 31, 2023

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. August 2023.
SAN-MUNIBOND-823

Semi-Annual Report
J.P. Morgan Money Market Funds
August 31, 2023  (Unaudited)
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund.

You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
October 19, 2023 (Unaudited)
Dear Shareholder,
Even as the U.S. Federal Reserve (the “Fed”) sought to further reduce inflation by raising interest rates this year, the U.S. economy has continued to expand and financial markets have largely generated positive returns. Equities markets largely outperformed fixed income markets and the U.S. markets led developed market returns and outperformed emerging markets.

“Regardless of the market environ-
ment, JPMorgan Global Liquidity will
strive to continue to provide investors
with quality short-term fixed income
solutions, supported by our global
expertise and resources.”
John T. Donohue

While U.S. data showed inflation had receded since the start of 2023, geopolitical events contributed to elevated prices for energy and food. The Fed responded to economic conditions this year by raising interest rates three times in the first half of the year but declined to raise rates further at its June 2023 meeting. The Fed raised the benchmark fed funds discount rate by a quarter of a percentage point in July to 5.50%, then held the rate at that level in September.
Amid higher interest rates , the U.S. economy slowed somewhat and gross domestic product fell to 2.1% in the second quarter of 2023 from 2.2% in the first quarter. Notably, economists’ estimates on a range of key U.S. economic indicators this year have been revised upward and stronger-than-expected consumer spending and factory output during the summer has brightened the outlook for third quarter growth. Meanwhile, corporate earnings have generally remained strong and the U.S. jobless rate remained at lows not seen since the 1960s, reaching 3.8% in August 2023.
The outlook for the U.S. economy appears brighter than many economists had forecast at the beginning of the year. Additionally, many economists and investors believe that the Fed appears to be at, or near, the end of its monetary tightening cycle, and the Fed, the European Central Bank and the Bank of England have generally articulated a “higher-for-longer” policy stance, indicating they may not raise interest rates much further but they also do not currently expect to lower rates in the near term.
However, geopolitical events have increased investor uncertainty. Conflicts in the Middle East may have unforeseen impacts on the global economy, while the war in Ukraine has been ongoing for more than 600 days with no negotiations for a peaceful settlement.
Regardless of the market environment, JPMorgan Global Liquidity will strive to continue to provide investors with quality short-term fixed income solutions, supported by our global expertise and resources. On behalf of JPMorgan Global Liquidity, we thank you for your continued partnership and trust in our company and our product.
Sincerely yours,

John T. Donohue
CEO Asset Management Americas & Head of Global Liquidity
J.P. Morgan Asset Management

1	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Prime Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2023	$77.4 Billion
Weighted Average Maturity(a)	28 calendar days
Weighted Average Life(b)	57 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	60.3%
2–7 calendar days	13.4
8–30 calendar days	3.4
31–60 calendar days	6.3
61–90 calendar days	5.8
91–180 calendar days	6.4
181+ calendar days	4.4

7-DAY SEC YIELD AS OF August 31, 2023(d)
Academy Shares	5.55%
Agency Shares	5.46
Capital Shares	5.55
Empower Shares	5.55
IM Shares	5.61
Institutional Class Shares	5.51
Morgan Shares	5.23
Premier Shares	5.29
Reserve Shares	5.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier
Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.55%, 5.44%, 5.55%, 5.55%, 5.61%, 5.50%, 5.23%, 5.29% and 4.19% for Academy Shares, Agency Shares, Capital
Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	2

JPMorgan Institutional Tax Free Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Aims to provide current income, while seeking to maintain liquidity and a low volatility of principal(a)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, IM and Institutional Class
Net Assets as of August 31, 2023	$1.2 Billion
Weighted Average Maturity(b)	18 calendar days
Weighted Average Life(c)	18 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	35.1%
2–7 calendar days	40.8
8–30 calendar days	9.8
31–60 calendar days	6.0
61–90 calendar days	3.1
91–180 calendar days	3.9
181+ calendar days	1.3

7-DAY SEC YIELD AS OF August 31, 2023(e)
Agency Shares	3.93%
Capital Shares	4.01
IM Shares	4.03
Institutional Class Shares	3.98
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2023.
(e)
The yields for Agency Shares, Capital Shares, IM Shares and Institutional Class Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 3.86%, 3.97%, 4.02% and 3.92% for Agency Shares,
Capital Shares, IM Shares and Institutional Class Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Institutional Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

3	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Securities Lending Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks current income while seeking to maintain liquidity and a low volatility of principal
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Agency SL
Net Assets as of August 31, 2023	$2.9 Billion
Weighted Average Maturity(a)	13 calendar days
Weighted Average Life(b)	48 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	76.8%
2–7 calendar days	10.3
8–30 calendar days	1.4
31–60 calendar days	4.4
61–90 calendar days	2.9
91–180 calendar days	2.6
181+ calendar days	1.6

7-DAY SEC YIELD AS OF August 31, 2023(d)
Agency SL Shares	5.65%
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)	The yield for Agency SL Shares reflects the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yield would have been 5.58% for Agency SL Shares.
An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Securities Lending Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	4

JPMorgan Liquid Assets Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments
High quality, short-term instruments including corporate notes,
U.S.government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations

Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, E*Trade(a), Institutional Class, Investor, Morgan, Premier and Reserve
Net Assets as of August 31, 2023	$50.8 Billion
Weighted Average Maturity(b)	24 calendar days
Weighted Average Life(c)	51 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	62.8%
2–7 calendar days	13.9
8–30 calendar days	3.3
31–60 calendar days	6.1
61–90 calendar days	5.5
91–180 calendar days	4.8
181+ calendar days	3.6

7-DAY SEC YIELD AS OF August 31, 2023(e)
Agency Shares	5.44%
Capital Shares	5.53
Institutional Class Shares	5.50
Investor Shares	5.21
Morgan Shares	5.10
Premier Shares	5.26
Reserve Shares	5.00
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	E*Trade Shares had no assets from the close of business on October 19, 2016.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2023.
(e)
The yields for Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares
reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been
5.42%, 5.53%, 5.48%, 5.21%, 5.10%, 5.26% and 5.00% for Agency Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan
Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

5	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan U.S. Government Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service
Net Assets as of August 31, 2023	$268.4 Billion
Weighted Average Maturity(a)	26 calendar days
Weighted Average Life(b)	62 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	77.8%
2–7 calendar days	4.2
8–30 calendar days	5.3
31–60 calendar days	1.2
61–90 calendar days	1.7
91–180 calendar days	3.3
181+ calendar days	6.5

7-DAY SEC YIELD AS OF August 31, 2023(d)
Academy Shares	5.35%
Agency Shares	5.26
Capital Shares	5.35
E*Trade Shares	4.49
Empower Shares	5.35
IM Shares	5.40
Institutional Class Shares	5.32
Investor Shares	5.04
Morgan Shares	4.93
Premier Shares	5.09
Reserve Shares	4.83
Service Shares	4.46
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor
Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses.
Without these reimbursements and/or waivers, the yields would have been 5.35%, 5.25%, 5.35%, 4.46%, 5.35%, 5.40%, 5.31%, 5.04%, 4.93%,
5.09%, 4.83% and 4.46% for Academy Shares, Agency Shares, Capital Shares, E*Trade Shares, Empower Shares, IM Shares, Institutional
Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	6

JPMorgan U.S. Treasury Plus Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks current income with liquidity and stability of principal
Primary Investments
Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the
U.S.Treasury and repurchase agreements collateralized by
U.S. Treasury securities

Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve
Net Assets as of August 31, 2023	$39.1 Billion
Weighted Average Maturity(a)	11 calendar days
Weighted Average Life(b)	19 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	86.0%
2–7 calendar days	0.9
8–30 calendar days	4.0
31–60 calendar days	2.0
61–90 calendar days	3.6
91–180 calendar days	2.7
181+ calendar days	0.8

7-DAY SEC YIELD AS OF August 31, 2023(d)
Academy Shares	5.35%
Agency Shares	5.27
Capital Shares	5.35
Empower Shares	5.35
IM Shares	5.41
Institutional Class Shares	5.32
Investor Shares	5.04
Morgan Shares	4.93
Premier Shares	5.09
Reserve Shares	4.83
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan
Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.35%, 5.25%, 5.35%, 5.34%, 5.41%, 5.30%, 5.04%, 4.93%, 5.09% and 4.83% for Academy Shares,
Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and
Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

7	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Federal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan and Premier
Net Assets as of August 31, 2023	$7.1 Billion
Weighted Average Maturity(a)	29 calendar days
Weighted Average Life(b)	88 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	47.7%
2–7 calendar days	3.5
8–30 calendar days	21.5
31–60 calendar days	12.3
61–90 calendar days	7.8
91–180 calendar days	4.4
181+ calendar days	2.8

7-DAY SEC YIELD AS OF August 31, 2023(d)
Agency Shares	5.26%
Institutional Class Shares	5.31
Morgan Shares	4.91
Premier Shares	5.08
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares and Premier Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.24%, 5.29%, 4.91% and 5.08% for Agency
Shares, Institutional Class Shares, Morgan Shares and Premier Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	8

JPMorgan 100% U.S. Treasury Securities Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2023	$145.9 Billion
Weighted Average Maturity(a)	39 calendar days
Weighted Average Life(b)	74 calendar days

MATURITY SCHEDULE(a) (c)
1 calendar day	10.5%
2–7 calendar days	9.4
8–30 calendar days	30.0
31–60 calendar days	33.0
61–90 calendar days	9.3
91–180 calendar days	7.1
181+ calendar days	0.7

7-DAY SEC YIELD AS OF August 31, 2023(d)
Academy Shares	5.32%
Agency Shares	5.23
Capital Shares	5.32
Empower Shares	5.32
IM Shares	5.38
Institutional Class Shares	5.29
Morgan Shares	4.90
Premier Shares	5.06
Reserve Shares	4.80
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(c)	Percentages indicated are based upon total investments as of August 31, 2023.
(d)
The yields for Academy Shares, Agency Shares, Capital Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier
Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 5.32%, 5.21%, 5.32%, 5.32%, 5.38%, 5.27%, 4.90%, 5.06% and 4.80% for Academy Shares, Agency Shares, Capital
Shares, Empower Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

9	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Tax Free Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity(a)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve
Net Assets as of August 31, 2023	$10.3 Billion
Weighted Average Maturity(b)	23 calendar days
Weighted Average Life(c)	23 calendar days

MATURITY SCHEDULE(b) (d)
1 calendar day	15.6%
2–7 calendar days	63.6
8–30 calendar days	6.1
31–60 calendar days	5.3
61–90 calendar days	2.3
91–180 calendar days	5.1
181+ calendar days	2.0

7-DAY SEC YIELD AS OF August 31, 2023(e)
Agency Shares	3.98%
Institutional Class Shares	4.03
Morgan Shares	3.64
Premier Shares	3.81
Reserve Shares	3.55
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(d)	Percentages indicated are based upon total investments as of August 31, 2023.
(e)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 3.96%, 4.01%, 3.64%, 3.81% and 3.55%
for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	10

JPMorgan Municipal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal(a)
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade(b), Institutional Class, Morgan, Premier and Service
Net Assets as of August 31, 2023	$1.6 Billion
Weighted Average Maturity(c)	25 calendar days
Weighted Average Life(d)	25 calendar days

MATURITY SCHEDULE(c) (e)
1 calendar day	37.8%
2–7 calendar days	48.5
8–30 calendar days	4.5
31–60 calendar days	0.9
61–90 calendar days	2.3
91–180 calendar days	1.0
181+ calendar days	5.0

7-DAY SEC YIELD AS OF August 31, 2023(f)
Agency Shares	4.11%
Institutional Class Shares	4.16
Morgan Shares	3.77
Premier Shares	3.91
Service Shares	3.30
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(e)	Percentages indicated are based upon total investments as of August 31, 2023.
(f)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 4.08%, 4.13%, 3.77%, 3.91% and 3.30%
for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

11	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan California Municipal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity(a)
Primary Investments
California short-term municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade(b), Institutional Class, Morgan, Premier and Service
Net Assets as of August 31, 2023	$0.5 Billion
Weighted Average Maturity(c)	22 calendar days
Weighted Average Life(d)	22 calendar days

MATURITY SCHEDULE(c) (e)
1 calendar day	23.5%
2–7 calendar days	50.4
8–30 calendar days	8.7
31–60 calendar days	11.4
61–90 calendar days	0.7
91–180 calendar days	2.7
181+ calendar days	2.6

7-DAY SEC YIELD AS OF August 31, 2023(f)
Agency Shares	3.41%
Institutional Class Shares	3.46
Morgan Shares	3.07
Premier Shares	3.22
Service Shares	2.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(e)	Percentages indicated are based upon total investments as of August 31, 2023.
(f)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 3.36%, 3.41%, 3.05%, 3.21% and 2.59%
for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

August 31, 2023	J.P. Morgan Money Market Funds	12

JPMorgan New York Municipal Money Market Fund
FUND FACTS
SIX MONTHS ENDED August 31, 2023 (Unaudited)

Objective†
Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and
New York City personal income taxes, while still preserving capital and maintaining liquidity(a)

Primary Investments
New York short-term municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York personal income taxes and is not subject to the federal alternative minimum tax on individuals.

Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade(b), Institutional Class, Morgan, Premier, Reserve and Service
Net Assets as of August 31, 2023	$2.1 Billion
Weighted Average Maturity(c)	26 calendar days
Weighted Average Life(d)	26 calendar days

MATURITY SCHEDULE(c) (e)
1 calendar day	23.7%
2–7 calendar days	68.7
8–30 calendar days	0.3
31–60 calendar days	0.3
61–90 calendar days	0.2
91–180 calendar days	0.6
181+ calendar days	6.2

7-DAY SEC YIELD AS OF August 31, 2023(f)
Agency Shares	4.15%
Institutional Class Shares	4.20
Morgan Shares	3.81
Premier Shares	3.96
Reserve Shares	3.71
Service Shares	3.34
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).
An investment in a money market fund is not insured by the FDIC or any other government agency. Although the Fund strives to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in the Fund.
†	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(a)	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
(b)	E*Trade Shares had no assets from the close of business on September 21, 2016.
(c)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.

(d)
The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

(e)	Percentages indicated are based upon total investments as of August 31, 2023.
(f)
The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 4.12%, 4.17%,
3.79%, 3.96%, 3.71% and 3.34% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service
Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

13	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 28.7%
Barclays Capital, Inc., 5.60%, dated 8/31/2023, due 10/5/2023, repurchase price $150,817, collateralized by Collateralized Mortgage Obligations, 0.00% - 6.50%, due 11/17/2036 - 9/17/2064, with a value of $162,000.	150,000	150,000
Barclays Capital, Inc., 5.62%, dated 8/31/2023, due 10/5/2023, repurchase price $296,612, collateralized by Collateralized Mortgage Obligations, 0.00% - 11.08%, due 5/15/2028 - 4/25/2065 and FNMA, 1.50% - 11.40%, due 12/26/2030 - 8/25/2050, with a value of $318,600.	295,000	295,000
BMO Capital Markets Corp., 5.41%, dated 8/31/2023, due 9/7/2023, repurchase price $80,084, collateralized by Asset-Backed Securities, 0.96% - 12.05%, due 12/16/2024 - 8/25/2067, Collateralized Mortgage Obligations, 0.14% - 6.68%, due 2/25/2025 - 11/25/2061, Corporate Notes and Bonds, 4.25% - 8.25%, due 5/1/2025 - 12/1/2049, FHLMC, 5.00%, due 8/1/2052, FNMA, 12.29% - 16.29%, due 3/25/2042 and GNMA, 5.50%, due 6/20/2053, with a value of $86,131.	80,000	80,000
BMO Capital Markets Corp., 5.41%, dated 8/31/2023, due 9/7/2023, repurchase price $80,084, collateralized by Asset-Backed Securities, 0.47% - 11.59%, due 6/15/2026 - 7/25/2063, Collateralized Mortgage Obligations, 0.00% - 6.96%, due 1/25/2035 - 1/18/2063, Corporate Notes and Bonds, 2.00% - 10.50%, due 6/12/2024 - 3/9/2034, FNMA, 4.75% - 12.29%, due 9/25/2041 - 8/26/2058 and U.S. Treasury Securities, 0.88% - 4.13%, due 6/30/2026 - 9/30/2027, with a value of $85,875.	80,000	80,000
BMO Capital Markets Corp., 5.43%, dated 8/31/2023, due 9/7/2023, repurchase price $100,105, collateralized by Asset-Backed Securities, 0.96% - 12.07%, due 5/19/2026 - 8/25/2067, Collateralized Mortgage Obligations, 0.00% - 6.00%, due 9/25/2035 - 3/25/2067, Corporate Notes and Bonds, 2.65% - 8.25%, due 10/13/2023 - 8/15/2034, FNMA, 2.96% - 12.29%, due 2/25/2027 - 3/25/2042, GNMA, 4.33% - 4.45%, due 6/20/2068 - 8/20/2069 and Sovereign Government Securities, 3.00% - 3.88%, due 6/13/2024 - 2/14/2028, with a value of $107,998.	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $525,551, collateralized by Asset-Backed Securities, 0.60% - 8.48%, due 3/20/2026 - 2/25/2068, Collateralized Mortgage Obligations, 4.55% - 8.24%, due 1/25/2045 - 8/25/2068, Corporate Notes and Bonds, 2.30% - 9.25%, due 1/17/2024 - 12/31/2079^^, FHLMC, 4.41%, due 3/25/2030, FNMA, 4.00% - 17.65%, due 8/25/2031 - 8/25/2056 and Sovereign Government Securities, 0.50% - 7.63%, due 9/25/2023 - 5/24/2061, with a value of $563,348.	525,000	525,000
BNP Paribas SA, 5.46%, dated 8/31/2023, due 9/7/2023, repurchase price $350,372, collateralized by Asset-Backed Securities, 3.98% - 11.76%, due 9/15/2026 - 1/25/2047, with a value of $385,674.	350,000	350,000
BNP Paribas SA, 5.51%, dated 8/31/2023, due 10/5/2023, repurchase price $281,500, collateralized by Asset-Backed Securities, 0.48% - 7.54%, due 11/15/2024 - 7/16/2035, Collateralized Mortgage Obligations, 0.16% - 9.12%, due 10/27/2024 - 8/25/2068, Corporate Notes and Bonds, 0.80% - 9.31%, due 1/15/2024 - 10/15/2097^^ and FNMA, 4.50% - 14.65%, due 11/25/2039 - 2/25/2059, with a value of $299,043.	280,000	280,000
BNP Paribas SA, 5.56%, dated 8/31/2023, due 10/5/2023, repurchase price $346,865, collateralized by Asset-Backed Securities, 5.16% - 12.66%, due 4/20/2026 - 2/15/2040, Collateralized Mortgage Obligations, 5.86% - 6.13%, due 5/25/2035 - 8/25/2067, Corporate Notes and Bonds, 1.55% - 11.50%, due 5/11/2025 - 12/6/2052, FNMA, 11.29%, due 10/25/2041 and U.S. Treasury Securities, 4.38%, due 8/31/2028, with a value of $364,869.	345,000	345,000
BNP Paribas SA, 5.58%, dated 8/31/2023, due 10/5/2023, repurchase price $165,895, collateralized by Asset-Backed Securities, 3.90% - 14.31%, due 7/15/2027 - 8/25/2067, with a value of $184,031.	165,000	165,000
BofA Securities, Inc., 5.35%, dated 8/31/2023, due 9/1/2023, repurchase price $75,011, collateralized by FNMA, 2.52% - 6.95%, due 1/1/2024 - 8/1/2053, with a value of $76,500.	75,000	75,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	14

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 5.39%, dated 8/31/2023, due 9/1/2023, repurchase price $100,015, collateralized by Corporate Notes and Bonds, 1.00% - 6.29%, due 3/8/2024 - 4/1/2053, with a value of $105,000.	100,000	100,000
BofA Securities, Inc., 5.44%, dated 8/31/2023, due 9/1/2023, repurchase price $100,015, collateralized by Corporate Notes and Bonds, 0.00% - 9.13%, due 11/15/2026 - 7/15/2031, with a value of $108,001.	100,000	100,000
BofA Securities, Inc., 5.44%, dated 8/31/2023, due 9/6/2023, repurchase price $150,136, collateralized by Corporate Notes and Bonds, 2.88% - 6.50%, due 1/10/2024 - 12/31/2079, with a value of $157,500.	150,000	150,000
BofA Securities, Inc., 5.39%, dated 8/31/2023, due 9/7/2023, repurchase price $300,314, collateralized by Commercial Paper, 0.00%, due 9/26/2023 - 10/3/2023 and Corporate Notes and Bonds, 0.75% - 10.75%, due 9/1/2023 - 12/31/2079, with a value of $315,000.	300,000	300,000
BofA Securities, Inc., 5.44%, dated 8/31/2023, due 9/7/2023, repurchase price $100,106, collateralized by Corporate Notes and Bonds, 0.00% - 10.38%, due 9/21/2023 - 7/17/2045, with a value of $108,001.	100,000	100,000
BofA Securities, Inc., 5.69%, dated 8/31/2023, due 10/5/2023, repurchase price $402,213, collateralized by Collateralized Mortgage Obligations, 0.71% - 10.42%, due 1/25/2034 - 12/16/2072 and Corporate Notes and Bonds, 0.00% - 10.25%, due 10/24/2023 - 7/2/2064^^, with a value of $425,318.	400,000	400,000
Credit Agricole Corporate and Investment Bank,
5.38%, dated 8/31/2023, due 9/7/2023,
repurchase price $100,105, collateralized by
Asset-Backed Securities, 1.18% - 7.96%, due
2/15/2029 - 3/9/2042, Collateralized
Mortgage Obligations, 2.97% - 3.15%, due
2/12/2047 - 10/13/2049, Corporate Notes
and Bonds, 2.17% - 8.75%, due 2/12/2024 -
3/30/2051^^, FHLB, 5.00%, due 1/19/2024,
FHLMC, 4.38%, due 12/25/2028, GNMA,
5.50% - 6.50%, due 12/20/2052, Sovereign
Government Securities, 2.88% - 5.50%, due
1/25/2027 - 1/21/2030 and U.S. Treasury
Securities, 0.00%, due 8/15/2029 -
5/15/2031, with a value of $105,274.
	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 5.38%, dated 8/31/2023, due 9/7/2023, repurchase price $200,209, collateralized by Asset-Backed Securities, 1.35% - 6.79%, due 7/20/2034 - 2/1/2062, Collateralized Mortgage Obligations, 4.15% - 6.73%, due 3/17/2036 - 12/16/2050, Corporate Notes and Bonds, 1.46% - 8.25%, due 4/15/2024 - 3/30/2051 and Sovereign Government Securities, 3.24%, due 2/6/2028, with a value of $210,245.	200,000	200,000
Credit Agricole Corporate and Investment Bank, 5.38%, dated 8/31/2023, due 9/7/2023, repurchase price $260,272, collateralized by Asset-Backed Securities, 0.01% - 8.69%, due 5/17/2027 - 2/1/2062, Collateralized Mortgage Obligations, 3.32% - 6.83%, due 7/15/2032 - 9/12/2050, Corporate Notes and Bonds, 1.05% - 7.00%, due 1/15/2024 - 6/1/2054^^, GNMA, 5.00%, due 2/20/2053 and Sovereign Government Securities, 0.55% - 5.50%, due 1/16/2024 - 1/17/2042, with a value of $274,149.	260,000	260,000
Federal Reserve Bank of New York, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $8,901,310, collateralized by U.S. Treasury Securities, 1.75% - 2.88%, due 11/15/2029 - 2/15/2041, with a value of $8,901,310.	8,900,000	8,900,000
Fixed Income Clearing Corp., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,200,324, collateralized by U.S. Treasury Securities, 0.13% - 2.88%, due 1/15/2032 - 7/15/2032, with a value of $2,244,000.	2,200,000	2,200,000
Goldman Sachs & Co. LLC, 5.66%, dated 8/31/2023, due 10/16/2023, repurchase price $604,339, collateralized by Asset-Backed Securities, 0.00% - 13.53%, due 3/22/2025 - 11/25/2069, Collateralized Mortgage Obligations, 0.02% - 11.54%, due 8/17/2026 - 1/25/2053, Corporate Notes and Bonds, 0.00% - 17.50%, due 9/21/2023 - 12/31/2079^^, FHLMC, 3.80% - 5.80%, due 11/25/2030 - 8/15/2046 and FNMA, 3.00% - 5.90%, due 4/25/2029 - 1/25/2050, with a value of $644,880.	600,000	600,000
HSBC Securities USA, Inc., 5.43%, dated 8/31/2023, due 9/1/2023, repurchase price $20,003, collateralized by Asset-Backed Securities, 2.44% - 6.23%, due 9/15/2026 - 4/20/2062, with a value of $21,203.	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

15	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
HSBC Securities USA, Inc., 5.43%, dated 8/31/2023, due 9/1/2023, repurchase price $350,053, collateralized by Corporate Notes and Bonds, 0.98% - 8.75%, due 2/4/2025 - 12/31/2079^^ and Sovereign Government Securities, 2.38% - 6.40%, due 8/14/2024 - 1/18/2053, with a value of $367,555.	350,000	350,000
ING Financial Markets LLC, 5.40%, dated 8/31/2023, due 9/1/2023, repurchase price $45,007, collateralized by Corporate Notes and Bonds, 0.25% - 7.13%, due 9/15/2023 - 12/31/2079, with a value of $47,257.	45,000	45,000
ING Financial Markets LLC, 5.40%, dated 8/31/2023, due 9/1/2023, repurchase price $100,015, collateralized by Corporate Notes and Bonds, 1.15% - 6.00%, due 6/26/2024 - 12/31/2079, with a value of $105,017.	100,000	100,000
ING Financial Markets LLC, 5.43%, dated 8/31/2023, due 9/1/2023, repurchase price $98,015, collateralized by Corporate Notes and Bonds, 0.55% - 13.25%, due 3/15/2024 - 12/31/2079^^ and Sovereign Government Securities, 5.00% - 5.65%, due 6/15/2045 - 9/27/2047, with a value of $105,548.	98,000	98,000
ING Financial Markets LLC, 5.55%, dated 8/31/2023, due 9/1/2023, repurchase price $500,077, collateralized by Common Stocks, with a value of $544,995.	500,000	500,000
Mitsubishi UFJ Trust & Banking Corp., 5.45%, dated 8/31/2023, due 9/7/2023, repurchase price $1,001,060, collateralized by Corporate Notes and Bonds, 0.00% - 4.70%, due 4/1/2024 - 2/25/2032, with a value of $1,050,159.	1,000,000	1,000,000
Pershing LLC, 5.71%, dated 8/31/2023, due 11/8/2023, repurchase price $151,642, collateralized by FNMA, 2.00%, due 11/25/2051, GNMA, 5.00% - 6.09%, due 2/20/2045 - 4/20/2053 and U.S. Treasury Securities, 0.00% - 6.75%, due 9/7/2023 - 5/15/2053, with a value of $155,241.	150,000	150,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

RBC Capital Markets LLC, 5.42%, dated 8/31/2023, due 9/7/2023, repurchase price $300,316, collateralized by Certificates of Deposit, 5.39% - 5.56%, due 11/16/2023 - 12/22/2023, Commercial Paper, 0.00%, due 10/25/2023, Corporate Notes and Bonds, 1.25% - 9.02%, due 9/9/2024 - 6/1/2077, FHLB, 0.25% - 6.33%, due 12/29/2023 - 8/23/2038, FHLMC, 1.50% - 5.00%, due 8/25/2049 - 12/1/2052, FNMA, 4.48% - 5.50%, due 6/25/2024 - 11/1/2052 and GNMA, 1.25% - 7.50%, due 4/16/2039 - 8/20/2053, with a value of $314,451.	300,000	300,000
Societe Generale SA, 5.38%, dated 8/31/2023, due 9/1/2023, repurchase price $500,075, collateralized by Asset-Backed Securities, 8.25%, due 2/25/2068, Collateralized Mortgage Obligations, 2.50%, due 7/25/2056, Corporate Notes and Bonds, 0.78% - 8.75%, due 3/25/2024 - 7/15/2080^^, FNMA, 8.19% - 10.29%, due 3/25/2042 - 9/25/2042 and Sovereign Government Securities, 1.75% - 10.63%, due 11/22/2023 - 12/1/2060, with a value of $525,931.	500,000	500,000
Societe Generale SA, 5.40%, dated 8/31/2023, due 9/1/2023, repurchase price $135,020, collateralized by Asset-Backed Securities, 2.70% - 6.17%, due 11/1/2033 - 8/25/2035, Collateralized Mortgage Obligations, 3.32% - 4.67%, due 11/25/2048 - 12/25/2051, Corporate Notes and Bonds, 0.78% - 8.48%, due 6/26/2024 - 12/31/2079^^, FNMA, 8.99% - 10.29%, due 9/25/2042 and Sovereign Government Securities, 0.75% - 10.63%, due 1/14/2024 - 12/1/2060^^, with a value of $142,254.	135,000	135,000
Societe Generale SA, 5.45%, dated 8/31/2023, due 9/1/2023, repurchase price $140,021, collateralized by Collateralized Mortgage Obligations, 2.50% - 8.77%, due 10/15/2036 - 7/25/2056, Corporate Notes and Bonds, 1.49% - 9.38%, due 4/1/2024 - 1/23/2046, FNMA, 8.79% - 11.04%, due 2/25/2042 - 3/25/2043 and Sovereign Government Securities, 2.78% - 9.88%, due 1/26/2026 - 12/1/2060, with a value of $150,900.	140,000	140,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	16

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 5.47%, dated 8/31/2023, due 9/6/2023, repurchase price $475,433, collateralized by Asset-Backed Securities, 3.00% - 7.45%, due 4/15/2030 - 4/25/2037, Collateralized Mortgage Obligations, 2.50% - 9.16%, due 8/17/2034 - 7/25/2056, Corporate Notes and Bonds, 1.38% - 13.38%, due 11/17/2023 - 1/28/2060^^, FNMA, 9.30% - 11.04%, due 4/25/2042 - 9/25/2048 and Sovereign Government Securities, 2.78% - 11.88%, due 1/7/2025 - 12/1/2060, with a value of $512,034.	475,000	475,000
Societe Generale SA, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $215,226, collateralized by Asset-Backed Securities, 8.25%, due 2/25/2068, Collateralized Mortgage Obligations, 2.50% - 3.50%, due 10/25/2051 - 7/25/2056, Corporate Notes and Bonds, 0.00% - 8.54%, due 9/21/2023 - 12/31/2079^^, FNMA, 8.19% - 8.99%, due 3/25/2042 - 9/25/2042 and Sovereign Government Securities, 2.25% - 5.50%, due 11/13/2024 - 4/4/2053, with a value of $226,484.	215,000	215,000
Societe Generale SA, 5.65%, dated 8/31/2023, due 12/1/2023, repurchase price $507,219, collateralized by Collateralized Mortgage Obligations, 4.32% - 9.46%, due 9/15/2034 - 12/25/2046, Corporate Notes and Bonds, 3.88% - 9.25%, due 6/25/2024 - 1/28/2060, FNMA, 10.80%, due 3/25/2043 and Sovereign Government Securities, 4.63% - 8.88%, due 4/15/2024 - 2/14/2034, with a value of $546,417.	500,000	500,000
TD Securities (USA) LLC, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $600,630, collateralized by Corporate Notes and Bonds, 0.95% - 6.50%, due 1/15/2024 - 12/1/2053 and Municipal Debt Securities, 4.00% - 7.55%, due 6/1/2029 - 4/1/2057, with a value of $630,662.	600,000	600,000
TD Securities (USA) LLC, 5.43%, dated 8/31/2023, due 9/7/2023, repurchase price $390,412, collateralized by Asset-Backed Securities, 2.06%, due 2/27/2051 and Corporate Notes and Bonds, 3.15% - 12.25%, due 10/18/2023 - 12/14/2051, with a value of $419,902.	390,000	390,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

TD Securities (USA) LLC, 5.66%, dated 8/31/2023, due 10/10/2023, repurchase price $100,629, collateralized by Asset-Backed Securities, 2.23% - 5.98%, due 2/20/2026 - 1/22/2029 and Corporate Notes and Bonds, 1.60% - 9.38%, due 3/15/2024 - 4/15/2031, with a value of $109,066.	100,000	100,000
UBS Securities LLC, 5.42%, dated 8/31/2023, due 9/7/2023, repurchase price $100,105, collateralized by Asset-Backed Securities, 0.00% - 10.00%, due 3/26/2035 - 12/26/2046, Collateralized Mortgage Obligations, 6.18%, due 10/25/2035, FHLMC, 2.00% - 8.00%, due 10/1/2023 - 2/1/2052, FNMA, 2.00% - 9.00%, due 9/25/2023 - 8/1/2053, GNMA, 0.50% - 9.50%, due 9/20/2023 - 6/20/2063 and U.S. Treasury Securities, 0.00%, due 8/8/2024, with a value of $104,706.	100,000	100,000
UBS Securities LLC, 5.50%, dated 8/31/2023, due 9/7/2023, repurchase price $400,428, collateralized by Certificates of Deposit, 5.00% - 5.40%, due 11/20/2023 - 11/30/2027, Corporate Notes and Bonds, 0.50% - 11.75%, due 9/12/2023 - 1/15/2083^^, FHLB, 0.00%, due 9/19/2023 - 10/18/2023, Sovereign Government Securities, 5.63%, due 1/7/2041 and U.S. Treasury Securities, 0.00% - 4.38%, due 2/15/2024 - 5/15/2043, with a value of $422,178.	400,000	400,000
Wells Fargo Securities LLC, 5.76%, dated 8/31/2023, due 11/21/2023, repurchase price $202,624, collateralized by Certificates of Deposit, 0.00% - 6.20%, due 10/2/2023 - 8/28/2028, with a value of $212,957.	200,000	200,000
Total Repurchase Agreements (Cost $22,173,000)		22,173,000
Corporate Bonds — 0.7%
Banks — 0.7%
Bank of America NA(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	275,000	275,061
Barclays Bank plc (United Kingdom)
(OBFR + 0.30%), 5.61%, 9/1/2023 (a) (b)	170,000	170,000
(OBFR + 0.30%), 5.61%, 9/1/2023 (a) (b)	120,000	120,000
Total Corporate Bonds (Cost $565,000)		565,061
SEE NOTES TO FINANCIAL STATEMENTS.

17	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.4%
Alaska — 0.1%
Alaska Housing Finance Corp., State Capital Project Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 5.37%, 9/8/2023 (c)	73,000	73,000
Georgia — 0.1%
Macon-Bibb County Industrial Authority, Kumho Tire Georgia Inc. Project, Rev., VRDO, LOC : Korea Development Bank, 5.49%, 9/8/2023 (b) (c)	55,000	55,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.37%, 9/8/2023 (c)	94,700	94,700
New Hampshire — 0.0% ^
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 5.49%, 9/8/2023 (b) (c)	26,700	26,700
Texas — 0.1%
State of Texas Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 5.42%, 9/8/2023 (c)	35,000	35,000
Total Municipal Bonds (Cost $284,400)		284,400
Short Term Investments — 69.0%
Certificates of Deposits — 29.7%
ABN AMRO Bank NV (Netherlands)
5.31%, 10/2/2023 (d)	175,000	174,182
5.30%, 10/2/2023 (d)	221,000	219,981
Bank of America NA
5.33%, 9/7/2023	150,000	150,000
5.74%, 2/9/2024	210,000	209,971
5.79%, 2/14/2024	160,000	160,007
5.85%, 2/28/2024	170,000	170,038
Bank of Montreal (Canada)
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	56,000	56,021
(SOFR + 0.63%), 5.93%, 9/1/2023 (a)	77,300	77,372
(SOFR + 0.64%), 5.94%, 9/1/2023 (a)	20,000	20,008
(SOFR + 0.75%), 6.05%, 9/1/2023 (a)	118,000	118,164
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	225,000	225,125
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	146,000	146,108
(SOFR + 0.66%), 5.96%, 9/1/2023 (a)	80,000	80,093
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	70,000	70,096
5.70%, 12/1/2023	88,000	88,020
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Barclays Bank plc (United Kingdom)
(SOFR + 0.44%), 5.74%, 9/1/2023 (a)	180,000	180,095
5.84%, 2/9/2024	175,000	175,030
BNP Paribas SA (France)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	100,000	100,035
(SOFR + 0.43%), 5.73%, 9/1/2023 (a)	120,500	120,525
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	145,000	145,087
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	158,000	158,098
(SOFR + 0.55%), 5.85%, 9/1/2023 (a)	110,000	110,103
(SOFR + 0.55%), 5.85%, 9/1/2023 (a)	95,000	95,088
5.71%, 3/4/2024	275,000	274,820
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	54,000	54,039
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	61,000	61,059
(SOFR + 0.54%), 5.84%, 9/1/2023 (a)	155,000	155,191
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	148,000	148,186
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	86,000	86,109
(SOFR + 0.81%), 6.11%, 9/1/2023 (a)	120,000	120,144
5.70%, 12/1/2023	118,000	118,050
5.42%, 4/10/2024	156,000	155,566
China Construction Bank Corp. (China)
5.38%, 9/6/2023	75,000	75,000
5.38%, 9/7/2023	150,000	150,000
Citibank NA
5.70%, 12/18/2023	200,000	200,032
5.76%, 1/29/2024	75,000	75,017
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.69%), 6.01%, 9/1/2023 (a)	117,000	117,053
5.39%, 11/20/2023	85,000	84,970
5.26%, 12/18/2023 (d)	320,000	314,681
5.26%, 12/18/2023	90,000	89,879
5.77%, 2/12/2024 (d)	170,000	165,756
5.30%, 2/13/2024	90,000	89,753
5.76%, 6/5/2024 (d)	197,000	188,498
5.91%, 8/14/2024 (d)	160,000	151,406
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.30%), 5.60%, 9/1/2023 (a)	130,000	130,055
(SOFR + 0.42%), 5.72%, 9/1/2023 (a)	88,000	88,050
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	171,000	171,126
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	95,000	95,039
5.53%, 9/7/2023	250,000	250,007
5.55%, 9/13/2023	130,000	130,007
5.63%, 11/6/2023	99,000	99,034
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	18

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.77%, 2/5/2024	225,000	225,109
5.80%, 3/12/2024	220,000	220,009
Credit Industriel et Commercial (France)
(SOFR + 0.38%), 5.68%, 9/1/2023 (a)	77,000	77,029
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	171,000	171,100
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	171,000	171,094
5.07%, 10/17/2023 (d)	385,000	382,296
5.10%, 10/19/2023 (d)	362,000	359,348
5.07%, 11/1/2023 (d)	309,000	306,124
5.75%, 1/9/2024 (d)	170,000	166,553
5.37%, 2/5/2024 (d)	155,000	151,157
5.11%, 2/6/2024 (d)	212,000	206,708
5.90%, 5/13/2024 (d)	335,000	321,529
5.98%, 5/29/2024 (d)	387,000	370,500
DNB Bank ASA (Norway) , 5.40%, 11/10/2023	120,000	119,983
DZ Bank AG (Germany) (SOFR + 0.36%), 5.66%, 9/1/2023 (a)	154,000	154,052
ING Bank NV (Netherlands)
5.35%, 9/19/2023	162,000	161,987
5.32%, 1/17/2024	449,000	448,048
5.96%, 5/29/2024	195,000	194,983
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.17%), 5.47%, 9/1/2023 (a)	143,000	143,001
(SOFR + 0.24%), 5.54%, 9/1/2023 (a)	45,000	45,002
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	80,000	80,004
Mizuho Bank Ltd. (Japan)
5.55%, 10/16/2023	228,000	228,043
5.55%, 10/17/2023	200,000	200,038
5.58%, 11/17/2023	160,000	160,032
MUFG Bank Ltd. (Japan)
(SOFR + 0.32%), 5.62%, 9/1/2023 (a)	225,000	225,015
(SOFR + 0.34%), 5.64%, 9/1/2023 (a)	81,000	81,022
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	84,000	84,025
5.67%, 12/12/2023	175,000	174,994
National Australia Bank Ltd. (Australia)
5.17%, 2/13/2024 (d)	60,000	58,481
5.74%, 3/7/2024 (d)	293,000	284,593
5.75%, 3/18/2024 (d)	113,000	109,530
Natixis SA (France)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a)	70,500	70,500
(SOFR + 0.42%), 5.72%, 9/1/2023 (a)	220,000	220,152
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	132,000	132,062
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	249,000	249,154
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	155,000	155,018
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
5.22%, 10/13/2023	105,000	104,960
5.32%, 11/7/2023	209,000	208,884
5.45%, 11/17/2023	150,000	149,946
5.70%, 12/1/2023	108,000	107,998
5.40%, 1/18/2024	160,000	159,736
Nordea Bank Abp (Finland)
(SOFR + 0.51%), 5.81%, 9/1/2023 (a)	64,000	64,044
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	15,450	15,469
5.40%, 11/16/2023	130,000	129,961
Norinchukin Bank (The) (Japan)
5.31%, 9/5/2023	50,000	50,000
5.31%, 9/7/2023	175,000	175,000
5.36%, 9/8/2023	140,000	140,000
5.34%, 9/20/2023	50,000	49,999
Oversea-Chinese Banking Corp., Ltd. (Singapore) (SOFR + 0.50%), 5.80%, 9/1/2023 (a)	98,000	98,055
Royal Bank of Canada (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	127,000	127,070
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	89,000	89,069
(SOFR + 0.57%), 5.87%, 9/1/2023 (a)	65,000	65,009
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	64,000	64,073
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	85,000	85,088
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	175,000	175,324
Standard Chartered Bank (United Kingdom)
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	150,000	149,991
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	140,000	140,032
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	98,000	98,024
(SOFR + 0.48%), 5.78%, 9/1/2023 (a)	152,000	152,105
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	149,000	149,048
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	70,000	70,023
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	195,000	195,087
5.45%, 10/20/2023	49,000	48,999
5.57%, 11/8/2023	4,000	4,000
5.57%, 11/8/2023	150,000	150,015
5.47%, 11/15/2023	294,000	293,948
5.52%, 11/24/2023	113,000	112,977
5.70%, 12/8/2023	200,000	200,042
State Street Bank and Trust Co.
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	133,000	133,041
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	158,000	158,047
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	160,000	160,006
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	160,000	160,086
SEE NOTES TO FINANCIAL STATEMENTS.

19	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a)	88,000	88,000
(SOFR + 0.18%), 5.48%, 9/1/2023 (a)	122,000	122,000
(SOFR + 0.34%), 5.64%, 9/1/2023 (a)	98,000	98,030
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	98,000	98,049
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	120,000	120,037
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	10,000	10,003
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	155,000	155,073
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	93,000	93,033
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	200,000	200,045
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	189,000	189,043
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	80,000	80,019
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	200,000	200,055
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	50,000	50,018
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	96,000	96,044
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.23%), 1.00%, 9/1/2023 (a)	120,000	119,999
(SOFR + 0.27%), 5.57%, 9/1/2023 (a)	91,000	91,015
(SOFR + 0.31%), 5.61%, 9/1/2023 (a)	95,000	95,019
(SOFR + 0.31%), 5.61%, 9/1/2023 (a)	100,000	100,019
5.31%, 9/5/2023	150,000	150,000
5.56%, 10/27/2023	166,000	166,027
5.58%, 11/16/2023	280,000	280,024
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	200,000	200,070
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	74,000	74,024
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	93,000	93,074
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	75,000	75,048
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	140,000	140,004
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	83,000	83,063
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	50,000	50,074
5.00%, 11/7/2023 (d)	150,000	148,490
5.09%, 11/8/2023 (d)	100,000	98,978
5.42%, 11/21/2023	151,000	150,941
5.70%, 11/30/2023	73,000	73,014
5.35%, 2/5/2024 (d)	95,000	92,709
5.70%, 3/13/2024 (d)	165,000	160,078
6.00%, 8/23/2024	100,000	100,090
Wells Fargo Bank NA
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	125,000	125,005
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	75,000	75,002
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	91,000	91,059
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	63,000	63,008
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	65,000	65,008
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	158,000	158,151
Westpac Banking Corp. (Australia)
5.30%, 2/9/2024	43,000	42,902
5.30%, 2/13/2024	50,000	49,881
Total Certificates of Deposit (Cost $23,041,493)		23,042,430
Commercial Paper — 23.0%
Agricultural Bank of China Ltd. (China)
Series A, 5.58%, 9/14/2023 (d)	100,000	99,789
Series A, 5.58%, 9/15/2023 (d)	19,000	18,957
ANZ New Zealand Int'l Ltd. (New Zealand)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	51,000	51,000
Atlantic Asset Securitization LLC
5.62%, 12/5/2023 (d)	40,000	39,411
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	132,000	131,994
(SOFR + 0.27%), 5.57%, 9/1/2023 (a) (b)	40,000	40,007
Banco Santander SA (Spain)
5.52%, 9/5/2023 (d)	185,000	184,862
Bank of China Ltd. (China)
5.58%, 9/6/2023 (d)	50,000	49,956
5.58%, 9/12/2023 (d)	115,000	114,796
5.58%, 9/13/2023 (d)	86,000	85,834
5.65%, 10/5/2023 (d)	93,000	92,515
5.72%, 10/25/2023 (d)	57,000	56,530
Bank of Montreal (Canada)
(SOFR + 0.17%), 5.47%, 9/1/2023 (a)	83,000	82,998
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	150,000	150,049
(SOFR + 0.49%), 5.79%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.49%), 5.79%, 9/1/2023 (a)	15,000	15,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	30,000	30,009
(SOFR + 0.57%), 5.87%, 9/1/2023 (a)	97,000	97,011
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	89,000	89,065
(SOFR + 0.75%), 6.05%, 9/1/2023 (a)	25,000	25,035
5.90%, 8/12/2024 (d)	60,500	57,257
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.33%), 5.63%, 9/1/2023 (a) (b)	87,000	87,012
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	90,000	89,986
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	43,000	43,014
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	65,000	65,021
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	98,000	98,016
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	20

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	70,000	70,052
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	33,000	33,020
(SOFR + 0.52%), 5.82%, 9/1/2023 (a) (b)	35,000	35,029
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	90,000	90,031
(SOFR + 0.66%), 5.96%, 9/1/2023 (a) (b)	107,000	107,110
(SOFR + 0.81%), 6.11%, 9/1/2023 (a) (b)	20,000	20,021
5.98%, 6/28/2024 (d)	76,000	72,427
Banner Health
Series 2015, 5.35%, 9/6/2023	23,800	23,800
Barclays Bank plc (United Kingdom)
5.36%, 9/1/2023 (d)	524,168	524,091
Series 2023, (SOFR + 0.45%), 5.75%, 9/1/2023 (a) (b)	55,000	55,030
5.56%, 10/19/2023 (b) (d)	100,000	99,261
Barton Capital SA (France)
5.44%, 9/21/2023 (d)	50,000	49,843
Bedford Row Funding Corp.
5.97%, 8/21/2024 (d)	90,000	85,032
BNP Paribas SA (France)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	43,000	43,015
BNZ International Funding Ltd. (New Zealand)
(SOFR + 0.32%), 5.68%, 9/1/2023 (a) (b)	80,000	80,003
BofA Securities, Inc.
5.31%, 10/10/2023 (d)	74,000	73,554
BPCE SA (France)
(SOFR + 0.65%), 5.95%, 9/1/2023 (a) (b)	100,000	100,019
5.63%, 12/7/2023 (d)	165,000	162,502
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.44%), 5.74%, 9/1/2023 (a) (b)	206,000	206,048
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	150,000	150,108
5.27%, 10/10/2023 (d)	135,000	134,204
4.99%, 10/12/2023 (d)	120,000	119,257
5.90%, 8/13/2024 (d)	70,000	66,257
Cancara Asset Securitisation LLC
5.41%, 9/14/2023 (b) (d)	52,000	51,892
5.41%, 9/15/2023 (b) (d)	120,000	119,732
Chesham Finance Ltd. (Cayman Islands)
Series 2, 5.39%, 9/1/2023 (b) (d)	130,000	129,981
Cooperatieve Rabobank UA (Netherlands)
5.31%, 9/1/2023 (d)	86,000	85,987
Credit Agricole Corporate and Investment Bank (France)
5.30%, 9/1/2023 (d)	105,000	104,985
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Dexia Credit Local SA (France)
5.76%, 2/16/2024 (b) (d)	50,000	48,695
DNB Bank ASA (Norway)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	75,000	75,030
5.32%, 11/16/2023 (d)	227,000	224,408
DZ Bank AG (Germany)
5.32%, 9/6/2023 (d)	435,000	434,621
European Investment Bank
5.33%, 9/18/2023 (d)	300,000	299,225
Federation des Caisses Desjardins du Quebec (Canada)
5.41%, 9/14/2023 (d)	90,000	89,813
First Abu Dhabi Bank PJSC
5.44%, 9/26/2023 (d)	327,000	325,737
5.47%, 10/6/2023 (d)	200,000	198,928
5.54%, 10/19/2023 (d)	380,000	377,213
5.56%, 10/24/2023 (d)	254,000	251,943
5.11%, 11/6/2023 (d)	140,000	138,584
Glencove Funding DAC (Ireland)
5.45%, 9/27/2023 (b) (d)	51,500	51,293
5.50%, 10/5/2023 (b) (d)	30,000	29,843
Gotham Funding Corp.
5.48%, 9/28/2023 (d)	140,000	139,416
5.52%, 10/20/2023 (d)	125,000	124,058
5.40%, 10/30/2023 (d)	75,000	74,316
Industrial & Commercial Bank of China Ltd. (China)
5.71%, 11/3/2023 (d)	125,000	123,765
5.71%, 11/8/2023 (d)	55,000	54,413
ING US Funding LLC (Netherlands)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	254,000	254,001
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	200,000	200,007
(SOFR + 0.44%), 5.74%, 9/1/2023 (a) (b)	174,000	174,178
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	130,000	130,039
(SOFR + 0.57%), 5.87%, 9/1/2023 (a) (b)	250,000	250,205
(SOFR + 0.70%), 6.00%, 9/1/2023 (a) (b)	37,000	37,004
5.34%, 11/9/2023 (d)	300,000	296,828
5.79%, 3/1/2024 (d)	93,000	90,347
5.84%, 4/1/2024 (d)	92,000	88,928
Liberty Street Funding LLC
5.47%, 9/27/2023 (d)	122,000	121,509
5.47%, 9/28/2023 (d)	100,000	99,583
5.35%, 10/27/2023 (d)	85,224	84,488
5.36%, 11/6/2023 (d)	55,000	54,440
SEE NOTES TO FINANCIAL STATEMENTS.

21	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
5.35%, 11/10/2023 (d)	25,000	24,730
Lloyds Bank plc (United Kingdom)
(SOFR + 0.30%), 5.60%, 9/1/2023 (a)	152,000	152,033
5.31%, 10/10/2023 (d)	35,000	34,789
5.31%, 10/11/2023 (d)	200,000	198,760
5.38%, 10/18/2023 (d)	145,000	143,939
5.38%, 10/19/2023 (d)	40,000	39,701
5.36%, 11/13/2023 (d)	95,000	93,923
5.62%, 12/8/2023 (d)	145,000	142,794
LMA SA
5.35%, 11/15/2023 (d)	50,000	49,418
LMA-Americas LLC
(SOFR + 0.37%), 5.67%, 9/1/2023 (a) (b)	100,000	100,029
(SOFR + 0.46%), 5.76%, 9/1/2023 (a) (b)	30,000	30,015
5.51%, 10/11/2023 (d)	35,750	35,528
5.29%, 10/12/2023 (d)	41,000	40,739
5.52%, 10/18/2023 (d)	49,492	49,131
Macquarie Bank Ltd. (Australia)
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	145,000	145,058
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	158,000	158,026
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	164,000	164,074
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	150,000	150,068
Matchpoint Finance plc (Ireland)
Series A, (SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	75,000	75,022
Mitsubishi UFJ Trust and Banking Corp. (Japan)
5.43%, 9/15/2023 (d)	57,000	56,874
Mizuho Bank Ltd. (Japan)
5.48%, 9/8/2023 (d)	155,000	154,815
National Australia Bank Ltd. (Australia)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	150,000	150,114
National Bank of Canada (Canada)
5.51%, 10/23/2023 (d)	150,000	148,808
5.32%, 11/16/2023 (d)	143,000	141,333
5.75%, 2/2/2024 (d)	102,000	99,556
Natixis SA (France)
5.16%, 9/1/2023 (d)	33,069	33,064
NatWest Markets plc (United Kingdom)
Series G, 5.33%, 9/7/2023 (b) (d)	280,000	279,703
5.36%, 11/15/2023 (b) (d)	136,000	134,410
Nieuw Amsterdam Receivables Corp.
5.61%, 12/4/2023 (d)	150,000	147,824
5.69%, 1/8/2024 (d)	15,000	14,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Nordea Bank Abp (Finland)
(SOFR + 0.27%), 5.57%, 9/1/2023 (a) (b)	156,000	156,025
(SOFR + 0.45%), 5.75%, 9/1/2023 (a) (b)	30,000	30,015
Old Line Funding Corp.
(SOFR + 0.24%), 5.54%, 9/1/2023 (a) (b)	75,000	75,000
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	125,000	125,012
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	164,000	164,019
(SOFR + 0.41%), 5.71%, 9/1/2023 (a) (b)	100,000	100,045
Old Line Funding LLC
5.81%, 3/4/2024 (b) (d)	70,000	67,971
Oversea-Chinese Banking Corp., Ltd. (Singapore)
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	88,000	88,029
Podium Funding Trust (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	80,000	79,983
Royal Bank of Canada (Canada)
(SOFR + 0.60%), 5.90%, 9/1/2023 (a) (b)	86,000	86,091
(SOFR + 0.65%), 5.95%, 9/1/2023 (a) (b)	37,000	37,049
(SOFR + 0.65%), 5.95%, 9/1/2023 (a) (b)	63,000	63,083
(SOFR + 0.71%), 6.01%, 9/1/2023 (a) (b)	60,000	60,026
(SOFR + 0.81%), 6.11%, 9/1/2023 (a) (b)	32,000	32,031
Sheffield Receivables Co. LLC (United Kingdom)
5.48%, 10/5/2023 (d)	50,000	49,735
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	73,000	73,024
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	55,000	55,018
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	103,000	103,021
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	39,000	39,031
(SOFR + 0.60%), 5.90%, 9/1/2023 (a) (b)	62,000	61,999
(SOFR + 0.65%), 5.95%, 9/1/2023 (a) (b)	50,000	50,052
5.32%, 11/16/2023 (d)	135,000	133,445
5.32%, 11/17/2023 (d)	87,000	85,983
Societe Generale SA (France)
(SOFR + 0.37%), 5.67%, 9/1/2023 (a) (b)	50,000	50,018
Starbird Funding Corp.
5.61%, 12/1/2023 (d)	200,000	197,192
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.56%, 10/27/2023 (d)	76,000	75,352
5.58%, 11/15/2023 (d)	240,000	237,239
5.59%, 11/17/2023 (d)	140,000	138,344
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	55,000	55,011
Texas Public Finance Authority
Series 16-A, 5.45%, 9/12/2023	46,500	46,494
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	22

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Thunder Bay Funding LLC
(SOFR + 0.32%), 5.62%, 9/1/2023 (a) (b)	35,000	35,001
(SOFR + 0.41%), 5.71%, 9/1/2023 (a) (b)	50,000	50,003
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	12,600	12,602
(SOFR + 0.72%), 6.02%, 9/1/2023 (a)	120,000	120,064
5.29%, 2/13/2024 (d)	50,000	48,722
5.90%, 8/13/2024 (d)	70,000	66,232
5.99%, 8/23/2024 (d)	102,500	96,830
TotalEnergies Capital Canada Ltd. (France)
5.37%, 9/1/2023 (d)	150,000	149,978
Toyota Motor Finance Netherlands BV (Japan)
5.50%, 10/16/2023 (d)	67,000	66,526
UBS AG (Switzerland)
(SOFR + 0.28%), 5.58%, 9/1/2023 (a) (b)	194,000	194,000
(SOFR + 0.36%), 5.68%, 9/1/2023 (a) (b)	50,000	50,000
(SOFR + 0.37%), 5.69%, 9/1/2023 (a) (b)	117,000	117,001
(SOFR + 0.46%), 5.78%, 9/1/2023 (a) (b)	51,000	51,011
(SOFR + 0.45%), 5.78%, 9/1/2023 (a) (b)	100,000	100,010
(SOFR + 0.45%), 5.78%, 9/1/2023 (a) (b)	61,000	61,007
(SOFR + 0.44%), 5.79%, 9/1/2023 (a) (b)	45,000	45,006
(SOFR + 0.45%), 5.79%, 9/1/2023 (a) (b)	35,000	35,004
(SOFR + 0.45%), 5.79%, 9/1/2023 (a) (b)	87,000	87,009
5.37%, 10/16/2023 (d)	130,000	129,101
5.86%, 2/1/2024 (d)	65,000	63,443
United Overseas Bank Ltd. (Singapore)
5.41%, 9/18/2023 (d)	175,000	174,533
5.48%, 10/11/2023 (d)	175,000	173,929
Versailles Commercial Paper LLC
5.81%, 2/1/2024 (b) (d)	57,000	55,637
Versailles LLC
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	100,000	100,015
Westpac Banking Corp. (Australia)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	31,000	31,016
(SOFR + 0.54%), 5.84%, 9/1/2023 (a) (b)	65,000	65,000
Total Commercial Paper (Cost $17,792,538)		17,793,268
Time Deposits — 16.3%
Agricultural Bank of China Ltd.
5.35%, 9/1/2023	250,000	250,000
5.38%, 9/1/2023	170,000	170,000
5.38%, 9/6/2023	170,000	170,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
Australia & New Zealand Banking Group Ltd.
5.32%, 9/1/2023	300,000	300,000
5.32%, 9/6/2023	300,000	300,000
5.32%, 9/7/2023	300,000	300,000
Credit Agricole Corporate and Investment Bank
5.31%, 9/1/2023	301,650	301,650
5.34%, 9/6/2023	500,000	500,000
Erste Group Bank AG 5.32%, 9/1/2023	1,300,000	1,300,000
First Abu Dhabi Bank NV
5.32%, 9/1/2023	1,000,000	1,000,000
5.34%, 9/1/2023	500,000	500,000
5.34%, 9/6/2023	800,000	800,000
Industrial & Commercial Bank of China Ltd. 5.35%, 9/1/2023	400,000	400,000
ING Bank NV 5.32%, 9/6/2023	700,000	700,000
Mizuho Bank Ltd.
5.32%, 9/1/2023	1,230,000	1,230,000
5.33%, 9/1/2023	1,700,000	1,700,000
National Bank of Canada (Canada) 9/1/2023 (c)	500,000	500,000
Royal Bank of Canada 5.32%, 9/1/2023	500,000	500,000
Skandinaviska Enskilda Banken AB
5.32%, 9/1/2023	1,200,000	1,200,000
5.32%, 9/7/2023	500,000	500,000
Total Time Deposits (Cost $12,621,650)		12,621,650
Total Short Term Investments (Cost $53,455,681)		53,457,348
Total Investments — 98.8% (Cost $76,478,081)		76,479,809
Other Assets Less Liabilities — 1.2%		966,675
NET ASSETS — 100.0%		77,446,484

Percentages indicated are based on net assets.

Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
SEE NOTES TO FINANCIAL STATEMENTS.

23	J.P. Morgan Money Market Funds	August 31, 2023

Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2023.

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(d)	The rate shown is the effective yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	24

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 65.4%
Alaska — 2.7%
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 4.02%, 9/8/2023 (a)	5,300	5,300
City of Valdez, Exxon Pipeline Co. Project
Series 1993A, Rev., VRDO, 3.80%, 9/1/2023 (a)	9,400	9,400
Series 1993C, Rev., VRDO, 3.80%, 9/1/2023 (a)	8,930	8,930
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LIQ : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	8,605	8,605
		32,235
California — 0.9%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	605	605
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	10,000	10,000
		10,605
Colorado — 1.1%
RIB Floater Trust Various States Series 2022-038, COP, VRDO, LIQ : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	2,395	2,395
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	4,000	4,000
Series 2015-XF0239, Rev., VRDO, LIQ : TD Bank NA, 4.14%, 9/8/2023 (a) (b)	3,175	3,175
Series 2018-XG0195, COP, VRDO, LIQ : Bank of America NA, 4.15%, 9/8/2023 (a) (b)	3,615	3,615
		13,185
Connecticut — 1.2%
Connecticut Housing Finance Authority, Housing Mortgage Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 4.01%, 9/8/2023 (a)	4,750	4,750
RBC Municipal Products, Inc. Trust, Floater Certificates Series G110, Rev., VRDO, LOC : Royal Bank of Canada, 4.65%, 10/2/2023 (a) (b)	5,300	5,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued
State of Connecticut Series 2022D, GO, 5.00%, 9/15/2023	1,075	1,076
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	3,010	3,010
		14,136
Delaware — 0.0% ^
University of Delaware Series 2004B, Rev., VRDO, LIQ : Bank of America NA, 3.77%, 9/1/2023 (a)	475	475
District of Columbia — 2.8%
Metropolitan Washington Airports Authority Aviation Subseries, 2009 D-2, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	12,590	12,590
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	1,790	1,790
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	10,000	10,000
Series 2023-XG0515, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	8,000	8,000
		32,380
Florida — 3.7%
County of Escambia, Gulf Power Co., Project
Series 2, Rev., VRDO, 4.25%, 9/1/2023 (a)	2,900	2,900
Series R, Rev., VRDO, 3.95%, 9/8/2023 (a)	10,000	10,000
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	1,150	1,150
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	8,825	8,825
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2018-G-41, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 9/1/2023 (a) (b)	2,985	2,985
Tender Option Bond Trust Receipts/Certificates
Series 2019-XF2808, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	7,500	7,500
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	4,355	4,355
Series 2023-XF3080, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	5,995	5,995
		43,710
SEE NOTES TO FINANCIAL STATEMENTS.

25	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 2.4%
Development Authority of Monroe County (The),Georgia Pollution Control, Gulf Power Co.Plant Schere Project Series 2002-1, Rev., VRDO, 4.15%, 9/1/2023 (a)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2021-XM0961, Rev., VRDO, GTD, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	3,715	3,715
Series 2022-ZL0308, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (b)	1,875	1,875
Series 2022-ZL0309, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (b)	2,380	2,380
		27,970
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	3,685	3,685
Illinois — 1.1%
Illinois Development Finance Authority, St. Ignatius College Project, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	1,000	1,000
Illinois Finance Authority, The University of Chicago Medical Center Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023 (a)	8,000	8,000
Illinois Housing Development Authority, Rev., VRDO, LOC : BMO Harris Bank NA, 4.06%, 9/8/2023 (a)	2,845	2,845
Tender Option Bond Trust Receipts/Certificates Series 2015-XF1009, Rev., VRDO, AGM, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	900	900
		12,745
Indiana — 0.5%
Indiana Finance Authority, Parkview Health System, Inc.
Series 2009B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	240	240
Series 2009D, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	2,165	2,165
Indiana Housing and Community Development Authority
Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	700	700
Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	2,965	2,965
		6,070
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — 1.2%
Iowa Finance Authority, Single Family Mortgage, Social Bonds Series 2022H, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	7,000	7,000
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	7,260	7,260
		14,260
Louisiana — 0.4%
Louisiana Public Facilities Authority, Children Medical Center Project Series 2017A, Rev., VRDO, LOC : UBS AG, 4.05%, 9/8/2023 (a)	5,000	5,000
Maryland — 1.9%
County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 3.70%, 9/1/2023 (a)	5,910	5,910
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	8,570	8,570
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2018-G-28, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 1/2/2024 (a) (b)	5,310	5,310
Series 2018G-42, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 1/2/2024 (a) (b)	2,700	2,700
		22,490
Massachusetts — 1.6%
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007A-1, Rev., VRDO, LIQ : Bank of America NA, 3.87%, 9/1/2023 (a)	3,200	3,200
Massachusetts Housing Finance Agency, Single Family Housing
Series 196, Rev., VRDO, LIQ : UBS AG, 4.04%, 9/8/2023 (a)	1,250	1,250
Series 200, Rev., VRDO, LIQ : UBS AG, 4.04%, 9/8/2023 (a)	100	100
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0370, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.06%, 9/8/2023 (a) (b)	5,625	5,625
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	26

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 2022-XL0365, Rev., VRDO, LIQ : UBS AG, 4.09%, 9/8/2023 (a) (b)	4,340	4,340
Series 2022-ZL0339, GO, VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	4,500	4,500
		19,015
Michigan — 1.1%
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-1, Rev., VRDO, 3.50%, 9/1/2023 (a)	3,750	3,750
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	3,605	3,605
Series 2022-ZL0379, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,020	2,020
Series 2023-XF1581, Rev., VRDO, LIQ : TD Bank NA, 4.11%, 9/8/2023 (a) (b)	2,400	2,400
University of Michigan Series 2012D-1, Rev., VRDO, 3.75%, 9/1/2023 (a)	1,475	1,475
		13,250
Minnesota — 0.8%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	8,900	8,900
Mississippi — 4.5%
Mississippi Business Finance Corp., Chevron USA, Inc. Project Series 2007D, Rev., VRDO, 3.90%, 9/1/2023 (a)	325	325
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.80%, 9/1/2023 (a)	6,885	6,885
Series 2007C, Rev., VRDO, 3.80%, 9/1/2023 (a)	300	300
Series 2009A, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,000	1,000
Series 2009B, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,818	1,818
Series 2009C, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,500	1,500
Series 2009E, Rev., VRDO, 3.80%, 9/1/2023 (a)	10,500	10,500
Series 2009F, Rev., VRDO, 3.80%, 9/1/2023 (a)	3,130	3,130
Series 2009G, Rev., VRDO, 3.80%, 9/1/2023 (a)	3,825	3,825
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2010I, Rev., VRDO, 3.80%, 9/1/2023 (a)	16,595	16,595
Series 2011G, Rev., VRDO, 3.80%, 9/1/2023 (a)	6,095	6,095
Series 2010J, Rev., VRDO, 3.90%, 9/1/2023 (a)	1,120	1,120
Series 2011B, Rev., VRDO, 4.00%, 9/1/2023 (a)	280	280
		53,373
Missouri — 5.2%
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.93%, 9/1/2023 (a)	1,055	1,055
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.75%, 9/1/2023 (a)	2,800	2,800
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.15%, 9/1/2023 (a)	100	100
Missouri Development Finance Board, Cultural Facilities Nelson Gallery Series 2004A, Rev., VRDO, LIQ : Northern Trust Co. (The), 4.20%, 9/1/2023 (a)	6,375	6,375
Missouri Development Finance Board, Cultural Facilities, Kauffman Center for The Performing Arts Project Series 2007A, Rev., VRDO, LIQ : PNC Bank NA, 4.15%, 9/1/2023 (a)	21,600	21,600
Missouri Development Finance Board, The Nelson Gallery Foundation Series 2008A, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	9,925	9,925
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (b)	11,450	11,450
Series G-121, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 12/1/2023 (a) (b)	8,220	8,220
		61,525
Nebraska — 1.3%
Tender Option Bond Trust Receipts/Certificates Series 2023-XM1097, Rev., VRDO, LIQ : UBS AG, 4.12%, 9/8/2023 (a) (b)	15,680	15,680
SEE NOTES TO FINANCIAL STATEMENTS.

27	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2020-XM0866, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	1,000	1,000
Series 2023-XG0494, Rev., VRDO, LIQ : UBS AG, 4.09%, 9/8/2023 (a) (b)	3,995	3,995
		4,995
New Hampshire — 0.0% ^
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College Series 2007B, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.80%, 9/1/2023 (a)	460	460
New Jersey — 1.1%
Borough of South Plainfield,Pool Sewer Utility Series 2023A, GO, BAN, 4.50%, 4/11/2024	7,463	7,503
Tender Option Bond Trust Receipts/Certificates Series 2022-ZL0342, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,025	2,025
Township of Lacey Series 2023A, GO, BAN, 5.00%, 5/9/2024	3,000	3,027
		12,555
New York — 10.1%
City of New York, Fiscal Year 2006 Series 2006I, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/1/2023 (a)	3,400	3,400
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.97%, 9/1/2023 (a)	3,015	3,015
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 4.00%, 9/1/2023 (a)	2,100	2,100
City of New York, Fiscal Year 2017 Series 2017, Subseries A-7, GO, VRDO, LOC : Bank of the West, 3.99%, 9/1/2023 (a)	2,850	2,850
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/1/2023 (a)	19,250	19,250
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	5,865	5,865
Metropolitan Transportation Authority
Series 2015, Subseries E-3, Rev., VRDO, LOC : Bank of America NA, 3.92%, 9/1/2023 (a)	10,000	10,000
Series 2015, Subseries E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/1/2023 (a)	2,995	2,995
Series 2005D-2, Rev., VRDO, LOC : Bank of Montreal, 4.00%, 9/1/2023 (a)	8,700	8,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	1,450	1,450
New York City Municipal Water Finance Authority Series 2003F-2, Rev., VRDO, LOC : Citibank NA, 4.25%, 9/1/2023 (a)	500	500
New York City Municipal Water Finance Authority, Second General Resolution
Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	7,050	7,050
Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/1/2023 (a)	7,500	7,500
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/1/2023 (a)	2,275	2,275
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/1/2023 (a)	4,100	4,100
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/1/2023 (a)	10,200	10,200
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021EE-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/1/2023 (a)	2,000	2,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	400	400
New York City Transitional Finance Authority, Future Tax Secured
Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	8,010	8,010
Series B-5, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	3,150	3,150
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series 2003A-4, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	150	150
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011, Subseries A-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	4,700	4,700
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	28

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.97%, 9/1/2023 (a)	1,260	1,260
New York State Dormitory Authority, Cornell University Series 2019B, Rev., VRDO, LIQ : US Bank NA, 4.10%, 9/1/2023 (a)	200	200
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	1,875	1,875
Series 2022-ZL0393, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	2,050	2,050
Series 2017-XF2419, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	1,215	1,215
Triborough Bridge and Tunnel Authority Series 2005B-3, Rev., VRDO, LOC : Bank of America NA, 3.92%, 9/1/2023 (a)	2,950	2,950
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 4.25%, 9/1/2023 (a)	325	325
		119,535
North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority (The) Series 2007E, Rev., VRDO, AGM, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	250	250
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 4.18%, 9/8/2023 (a)	5,750	5,750
University of North Carolina, Hospital at Chapel Hill
Series A, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	2,185	2,185
Series B, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	200	200
		8,385
Ohio — 2.8%
City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Rev., VRDO, LOC : PNC Bank NA, 4.48%, 9/8/2023 (a)	1,165	1,165
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System
Series 2013B-2, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	9,150	9,150
Series 2013B-3, Rev., VRDO, LIQ : US Bank NA, 4.15%, 9/1/2023 (a)	6,150	6,150
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,065	2,065
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	9,000	9,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0355, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	3,815	3,815
Series 2022-XL0321, Rev., VRDO, LIQ : Bank of America NA, 4.10%, 9/8/2023 (a) (b)	2,100	2,100
		33,445
Oregon — 1.2%
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	8,725	8,725
State of Oregon, Veterans Welfare
Series 2020J, GO, VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	1,060	1,060
Series 2015P-9, GO, VRDO, LIQ : US Bank NA, 3.85%, 9/8/2023 (a)	4,150	4,150
		13,935
Pennsylvania — 2.4%
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 4.10%, 9/1/2023 (a)	1,000	1,000
General Authority of Southcentral Pennsylvania, Wellspan Health Obligation Series 2019E, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	6,800	6,800
Pennsylvania Turnpike Commission, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	50	50
Philadelphia Gas Works Co. Series E, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	1,600	1,600
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	3,400	3,400
RIB Floater Trust Various States Series 2022-030, GO, VRDO, LIQ : Barclays Bank plc, 4.06%, 9/1/2023 (a) (b)	11,225	11,225
Tender Option Bond Trust Receipts/Certificates Series 2023-BAML5029, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/1/2023 (a) (b)	4,465	4,465
		28,540
Rhode Island — 0.4%
City of Cranston Series 2023-1, GO, BAN, 4.25%, 8/21/2024	5,000	5,032
SEE NOTES TO FINANCIAL STATEMENTS.

29	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — 0.4%
City of Columbia, Waterworks and Sewer System, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.05%, 9/8/2023 (a)	560	560
RBC Municipal Products, Inc. Trust, Floater Certificates Series G109, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 10/2/2023 (a) (b)	2,600	2,600
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 4.17%, 9/8/2023 (a)	1,145	1,145
		4,305
Tennessee — 1.8%
Clarksville Public Building Authority Series 2001, Rev., VRDO, LOC : Bank of America NA, 4.01%, 9/1/2023 (a)	3,885	3,885
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool Series 2006, Rev., VRDO, LOC : Bank of America NA, 3.94%, 9/1/2023 (a)	3,350	3,350
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1421, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	6,600	6,600
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	5,000	5,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	2,000	2,000
		20,835
Texas — 6.5%
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014D, Rev., VRDO, 4.11%, 9/8/2023 (a)	255	255
Harris County Industrial Development Corp., Exxon Corp Project Series 1984B, Rev., VRDO, 3.90%, 9/1/2023 (a)	148	148
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 3.85%, 9/1/2023 (a)	2,262	2,262
State of Texas, Transportation Commission Series A, GO, 5.00%, 10/1/2023	1,100	1,101
State of Texas, Veterans
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	3,145	3,145
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	3,010	3,010
State of Texas, Veterans Housing Assistance Program Series 2010C, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	5,640	5,640
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project Series 2011C, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	300	300
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project
Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	13,300	13,300
Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	1,000	1,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3121, Rev., VRDO, LOC : Barclays Bank plc, 4.25%, 9/1/2023 (a) (b)	4,976	4,976
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : UBS AG, 4.08%, 9/8/2023 (a) (b)	4,000	4,000
Series 2022-XL0282, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	3,440	3,440
Series 2022-XL0334, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	2,915	2,915
Series 2022-XL0335, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	1,875	1,875
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,760	2,760
Series 2022-XL0362, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	3,110	3,110
Series 2022-XM1050, Rev., VRDO, LIQ : Citibank NA, 4.09%, 9/8/2023 (a) (b)	2,675	2,675
Series 2023-XF3134, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	11,120	11,120
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	3,500	3,500
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 4.11%, 9/8/2023 (a) (b)	4,000	4,000
Texas Transportation Commission State Highway Fund Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 4.07%, 9/8/2023 (a)	2,000	2,000
		76,532
Utah — 0.7%
City of Murray, IHC Health Services, Inc. Series 2005D, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.75%, 9/1/2023 (a)	7,595	7,595
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	30

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 1.0%
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	5,000	5,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	4,000	4,000
Tender Option Bond Trust Receipts/Certificates Series 2022-ZL0267, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,250	2,250
		11,250
Washington — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2015-XF1017, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	2,800	2,800
Wisconsin — 1.0%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	5,530	5,530
Series 2023-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	3,895	3,895
Series 2023-XF3124, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	2,000	2,000
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	525	525
		11,950
Total Municipal Bonds (Cost $772,849)		772,838
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.7%
California — 0.6%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023# (b)	7,000	7,000
New York — 1.2%
Nuveen New York AMT - Free Quality Municipal Income Fund Series 2, LIQ : Royal Bank of Canada, 4.11%, 9/8/2023# (b)	13,600	13,600
Other — 7.9%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 4.11%, 9/8/2023# (b)	21,700	21,700
INVESTMENTS ††	SHARES (000)	VALUE ($000)

Other — continued
Series 5, LIQ : Societe Generale, 4.11%, 9/8/2023# (b)	17,400	17,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 5-100, LOC : Sumitomo Mitsui Banking Corp., 4.11%, 9/8/2023# (b)	5,000	5,000
Series 4-4895, LIQ : Barclays Bank plc, 4.11%, 9/8/2023# (b)	39,400	39,400
Series 3-PFD, LIQ : TD Bank NA, 4.11%, 9/8/2023# (b)	10,000	10,000
		93,500
Total Variable Rate Demand Preferred Shares (Cost $114,100)		114,100
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 25.2%
Commercial Paper — 25.2%
Board of Regents of the University of Texas System
Series A, 3.15%, 9/13/2023	10,000	9,998
Series A, 3.30%, 9/14/2023	5,000	4,999
Series A, 3.10%, 9/15/2023	5,000	4,999
Series A, 3.30%, 9/20/2023	5,000	5,000
Series A, 3.25%, 9/21/2023	5,000	4,999
Series A, 3.65%, 10/26/2023	5,000	5,000
Series A, 3.50%, 1/17/2024	5,000	4,997
Board of Trustees Michigan State University
Series G, 3.10%, 9/12/2023	7,500	7,499
Brownsville Texas Utilities System
Series A, 3.65%, 11/1/2023	4,000	4,000
California Statewide Communities Development Authority
Series 9-D, 3.27%, 9/13/2023	11,400	11,398
Series 09-D, 3.35%, 9/20/2023	1,700	1,700
City of Houston
Series E-1, 3.57%, 9/14/2023	10,000	9,999
Series E-1, 3.70%, 10/3/2023	5,000	5,000
City of Jacksonville
Series 2016, 3.60%, 11/7/2023	10,000	9,993
City of Rochester
Series 2011, 3.60%, 11/7/2023	10,000	9,993
Series 2011, 3.47%, 1/25/2024	8,000	7,993
City of San Antonio Electric & Gas Systems
Series C, 3.30%, 9/12/2023	20,000	19,996
Series B, 3.40%, 9/12/2023	10,000	9,998
SEE NOTES TO FINANCIAL STATEMENTS.

31	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
County of Harris
Series A-1, 3.27%, 9/6/2023	2,810	2,810
Series B, 3.45%, 9/6/2023	4,659	4,659
Series C, 3.45%, 9/6/2023	10,730	10,729
Series A-1, 3.45%, 9/6/2023	2,655	2,655
County of Harris Toll Road
3.70%, 2/14/2024	2,500	2,498
County of Montgomery
Series 10-A, 3.50%, 10/3/2023	10,000	9,999
Dallas Independent School District
Series IA, 3.70%, 2/15/2024	10,000	9,991
Indiana Finance Authority
Series D-2, 3.25%, 9/7/2023	5,000	4,999
Jacksonville Aviation Authority
Series 92, 3.30%, 9/7/2023	8,300	8,299
Lower Colorado River Authority
Series B, 3.50%, 9/28/2023	5,000	4,999
Massachusetts Bay Transportation Authority Sales Tax
Series C, 3.15%, 10/5/2023	10,000	9,996
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board
3.20%, 1/25/2024	5,000	4,991
Metropolitan Government of Nashville and Davidson County
Series 2021, 3.18%, 10/11/2023	10,000	9,995
Omaha Public Power District
Series A, 3.75%, 9/21/2023	5,270	5,270
Series A, 3.47%, 10/13/2023	5,000	4,999
Series A, 3.50%, 10/17/2023	7,000	6,999
Rutgers The State University of New Jersey
Series B, 3.30%, 9/12/2023	5,000	4,999
Salt River Project Agricultural Improvement & Power District
Series C, 3.27%, 9/5/2023	5,000	5,000
Series C, 3.40%, 9/6/2023	10,000	9,999
San Francisco City & County Airport Comm-San Francisco International Airport
Series B-5, 3.35%, 9/6/2023	5,200	5,200
Series B-5, 3.23%, 9/13/2023	9,000	8,999
Texas Public Finance Authority
Series 19, 3.50%, 11/9/2023	7,500	7,498
Series 19, 3.70%, 11/9/2023	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
University of Pittsburgh-of the Commonwealth System of Higher Education
Series B-2, 3.20%, 10/11/2023	10,000	9,995
Total Commercial Paper (Cost $298,224)		298,139
Total Short Term Investments (Cost $298,224)		298,139
Total Investments — 100.3% (Cost $1,185,173)		1,185,077
Liabilities in Excess of Other Assets — (0.3)%		(4,058)
NET ASSETS — 100.0%		1,181,019

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2023.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	32

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 5.4%
Alaska — 1.2%
Alaska Housing Finance Corp., State Capital Project
Series 2018A, Rev., VRDO, 5.37%, 9/8/2023 (a)	20,000	20,000
Series 2017B, Rev., VRDO, 5.40%, 9/8/2023 (a)	13,985	13,985
		33,985
Colorado — 1.4%
Colorado Housing and Finance Authority
Series 2023E-2, Rev., VRDO, GNMA, LIQ : FHLB, 5.35%, 9/8/2023 (a)	27,210	27,210
Series 2023K-2, Rev., VRDO, GNMA COLL, LIQ : FHLB, 5.35%, 9/8/2023 (a)	10,000	10,000
Colorado Housing and Finance Authority, Single Family Mortgage Series 2022L2, Class II, Rev., VRDO, GNMA COLL, LIQ : FHLB, 5.36%, 9/8/2023 (a)	3,530	3,530
		40,740
Georgia — 1.0%
Macon-Bibb County Industrial Authority, Kumho Tire Georgia Inc. Project, Rev., VRDO, LOC : Korea Development Bank, 5.49%, 9/8/2023 (a) (b)	30,000	30,000
Illinois — 0.1%
Illinois Housing Development Authority Series 2023J, Rev., VRDO, FNMA / GNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 5.35%, 9/8/2023 (a)	3,500	3,500
Massachusetts — 0.4%
Massachusetts Housing Finance Agency, Social Bonds Series 229, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : UBS AG, 5.35%, 9/8/2023 (a)	10,000	10,000
Minnesota — 0.7%
Minnesota Housing Finance Agency Series 2023K, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 5.35%, 9/8/2023 (a)	20,000	20,000
New York — 0.2%
Triborough Bridge and Tunnel Authority Series 2018E, Rev., VRDO, LOC : UBS AG, 5.35%, 9/8/2023 (a)	7,000	7,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.4%
Rhode Island Housing and Mortgage Finance Corp. Series 79-T2, Rev., VRDO, GNMA, LIQ : Royal Bank of Canada, 5.35%, 9/8/2023 (a)	11,000	11,000
Total Municipal Bonds (Cost $156,225)		156,225
Repurchase Agreements — 2.6%
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $60,009. (c)	60,000	60,000
Pershing LLC, 5.71%, dated 8/31/2023, due 11/8/2023, repurchase price $5,055, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 9/28/2023 - 11/15/2052, with a value of $5,173.	5,000	5,000
Societe Generale SA, 5.47%, dated 8/31/2023, due 9/6/2023, repurchase price $10,009, collateralized by Collateralized Mortgage Obligations, 2.50% - 9.46%, due 9/15/2034 - 7/25/2056, Corporate Notes and Bonds, 3.88% - 9.00%, due 4/1/2024 - 9/30/2039, Sovereign Government Securities, 3.75% - 5.00%, due 1/11/2028 - 9/12/2031 and U.S. Treasury Securities, 3.38%, due 11/15/2048, with a value of $10,806.	10,000	10,000
Total Repurchase Agreements (Cost $75,000)		75,000
Short Term Investments — 92.2%
Commercial Paper — 50.6%
Australia & New Zealand Banking Group Ltd. (Australia)
5.73%, 3/25/2024 (d)	5,000	4,840
Autobahn Funding Co. LLC
5.33%, 9/1/2023 (b) (d)	20,000	19,997
5.32%, 9/5/2023 (b) (d)	31,000	30,977
5.40%, 10/5/2023 (b) (d)	10,000	9,948
Banco Santander SA (Spain)
5.55%, 11/2/2023 (d)	2,400	2,377
Bank of Montreal (Canada)
(SOFR + 0.60%), 5.90%, 9/1/2023 (e)	8,000	8,006
(SOFR + 0.66%), 5.96%, 9/1/2023 (e)	10,000	10,010
(SOFR + 0.75%), 6.05%, 9/1/2023 (e)	25,000	25,034
5.90%, 8/12/2024 (d)	2,500	2,366
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.33%), 5.63%, 9/1/2023 (b) (e)	3,000	3,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (b) (e)	2,000	2,001
SEE NOTES TO FINANCIAL STATEMENTS.

33	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
(SOFR + 0.42%), 5.72%, 9/1/2023 (b) (e)	2,000	2,001
(SOFR + 0.42%), 5.72%, 9/1/2023 (b) (e)	2,500	2,500
(SOFR + 0.45%), 5.75%, 9/1/2023 (b) (e)	5,000	5,003
(SOFR + 0.50%), 5.80%, 9/1/2023 (b) (e)	7,000	7,004
(SOFR + 0.52%), 5.82%, 9/1/2023 (b) (e)	10,000	10,008
(SOFR + 0.66%), 5.96%, 9/1/2023 (b) (e)	10,000	10,012
(SOFR + 0.66%), 5.96%, 9/1/2023 (b) (e)	3,000	3,003
Barclays Bank plc (United Kingdom)
5.36%, 9/1/2023 (d)	120,000	119,982
Barton Capital SA (France)
5.32%, 9/1/2023 (d)	74,000	73,989
Bedford Row Funding Corp.
(SOFR + 0.44%), 5.74%, 9/1/2023 (b) (e)	2,500	2,501
BNP Paribas SA (France)
5.31%, 9/1/2023 (d)	75,000	74,989
(SOFR + 0.35%), 5.65%, 9/1/2023 (e)	5,000	5,002
5.75%, 2/15/2024 (d)	11,000	10,714
Board of Regents of the University of Texas System
Series B, 5.38%, 9/26/2023	9,000	9,000
Series B, 5.41%, 9/28/2023	4,500	4,500
BPCE SA (France)
5.63%, 12/12/2023 (d)	5,000	4,920
Cabot Trail Funding LLC
5.34%, 11/1/2023 (d)	10,000	9,906
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.44%), 5.74%, 9/1/2023 (b) (e)	5,000	5,001
(SOFR + 0.54%), 5.84%, 9/1/2023 (b) (e)	7,000	7,009
(SOFR + 0.66%), 5.96%, 9/1/2023 (b) (e)	10,000	10,016
5.90%, 8/13/2024 (d)	2,500	2,366
CDP Financial, Inc. (Canada)
(SOFR + 0.47%), 5.77%, 9/1/2023 (b) (e)	10,000	10,004
(SOFR + 0.80%), 6.10%, 9/1/2023 (b) (e)	15,000	15,015
China Construction Bank Corp. (China)
5.34%, 9/1/2023 (d)	120,000	119,982
Cooperatieve Rabobank UA (Netherlands)
5.31%, 9/1/2023 (d)	100,000	99,985
Credit Industriel et Commercial (France)
(SOFR + 0.44%), 5.74%, 9/1/2023 (b) (e)	10,000	10,006
DBS Bank Ltd. (Singapore)
5.31%, 9/1/2023 (d)	300	300
DCAT LLC
5.34%, 9/5/2023 (d)	36,000	35,973
5.36%, 9/6/2023 (d)	5,000	4,996
5.39%, 9/8/2023 (d)	3,600	3,596
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
DNB Bank ASA (Norway)
5.32%, 11/16/2023 (d)	8,000	7,909
Great Bear Funding LLC
5.33%, 9/5/2023 (b) (d)	10,000	9,993
5.34%, 9/6/2023 (b) (d)	10,000	9,991
5.46%, 10/2/2023 (b) (d)	1,000	995
Industrial & Commercial Bank of China Ltd. (China)
5.34%, 9/1/2023 (d)	120,000	119,982
ING US Funding LLC (Netherlands)
(SOFR + 0.44%), 5.74%, 9/1/2023 (b) (e)	7,000	7,007
(SOFR + 0.50%), 5.80%, 9/1/2023 (b) (e)	10,000	10,008
(SOFR + 0.53%), 5.83%, 9/1/2023 (b) (e)	5,000	5,002
(SOFR + 0.57%), 5.87%, 9/1/2023 (b) (e)	15,000	15,012
5.84%, 4/1/2024 (d)	5,000	4,833
Kaiser Foundation Hospitals
5.45%, 10/4/2023 (d)	10,000	9,949
5.45%, 10/5/2023 (d)	14,104	14,030
5.47%, 10/11/2023 (d)	10,000	9,938
Landesbank Baden-Wurttemberg (Germany)
5.31%, 9/1/2023 (d)	120,000	119,982
Lloyds Bank plc (United Kingdom)
5.62%, 12/8/2023 (d)	5,000	4,924
LMA-Americas LLC
5.32%, 9/1/2023 (d)	10,000	9,999
(SOFR + 0.46%), 5.76%, 9/1/2023 (b) (e)	10,000	10,005
Macquarie Bank Ltd. (Australia)
5.34%, 9/1/2023 (d)	5,000	4,999
(SOFR + 0.40%), 5.70%, 9/1/2023 (b) (e)	8,000	8,003
(SOFR + 0.43%), 5.73%, 9/1/2023 (b) (e)	10,000	10,005
(SOFR + 0.43%), 5.73%, 9/1/2023 (b) (e)	10,000	10,005
5.78%, 2/12/2024 (d)	7,500	7,306
Massachusetts Bay Transportation Authority
Series A, 5.47%, 9/14/2023	5,000	4,999
Massachusetts Educational Financing Authority
Series A, 5.43%, 9/14/2023	6,000	5,999
Series A, 5.48%, 10/11/2023	3,000	2,999
Series A, 5.48%, 10/11/2023	4,000	4,000
Series A, 5.48%, 10/11/2023	4,000	4,000
National Australia Bank Ltd. (Australia)
(SOFR + 0.20%), 5.50%, 9/1/2023 (b) (e)	28,750	28,750
(SOFR + 0.35%), 5.65%, 9/1/2023 (b) (e)	2,000	2,001
(SOFR + 0.52%), 5.82%, 9/1/2023 (b) (e)	5,000	5,004
(SOFR + 0.52%), 5.82%, 9/1/2023 (b) (e)	15,000	15,013
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	34

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Nationwide Building Society (United Kingdom)
5.31%, 9/6/2023 (b) (d)	10,000	9,991
Natixis SA (France)
5.88%, 5/10/2024 (d)	10,000	9,603
NatWest Markets plc (United Kingdom)
Series G, 5.33%, 9/7/2023 (b) (d)	25,000	24,973
5.36%, 11/15/2023 (b) (d)	3,000	2,965
Old Line Funding Corp.
5.35%, 9/15/2023 (d)	1,000	998
Oversea-Chinese Banking Corp., Ltd. (Singapore)
(SOFR + 0.36%), 5.66%, 9/1/2023 (b) (e)	2,500	2,501
(SOFR + 0.40%), 5.70%, 9/1/2023 (b) (e)	10,000	10,004
Royal Bank of Canada (Canada)
(SOFR + 0.40%), 5.70%, 9/1/2023 (b) (e)	4,000	4,002
(SOFR + 0.60%), 5.90%, 9/1/2023 (b) (e)	3,000	3,003
Rutgers The State University of New Jersey
Series C, 5.45%, 9/21/2023	10,000	9,998
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (b) (e)	2,000	2,001
(SOFR + 0.42%), 5.72%, 9/1/2023 (b) (e)	2,500	2,501
(SOFR + 0.70%), 6.00%, 9/1/2023 (b) (e)	10,000	10,019
5.32%, 11/17/2023 (d)	5,000	4,942
Societe Generale SA (France)
5.61%, 11/10/2023 (d)	2,300	2,275
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.31%, 9/5/2023 (d)	2,735	2,733
5.61%, 12/1/2023 (d)	5,000	4,930
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (b) (e)	7,000	7,002
(SOFR + 0.40%), 5.70%, 9/1/2023 (b) (e)	5,000	5,001
(SOFR + 0.63%), 5.93%, 9/1/2023 (b) (e)	10,000	10,011
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.70%), 6.00%, 9/1/2023 (e)	10,000	10,015
(US Federal Funds Effective Rate (continuous series) + 0.74%), 6.07%, 9/1/2023 (b) (e)	10,000	10,010
5.90%, 8/13/2024 (d)	2,500	2,365
5.99%, 8/23/2024 (d)	2,500	2,362
UBS AG (Switzerland)
(SOFR + 0.36%), 5.68%, 9/1/2023 (b) (e)	10,000	10,000
(SOFR + 0.37%), 5.69%, 9/1/2023 (b) (e)	5,000	5,000
(SOFR + 0.46%), 5.78%, 9/1/2023 (b) (e)	2,000	2,000
(SOFR + 0.44%), 5.79%, 9/1/2023 (b) (e)	4,000	4,001
5.37%, 10/16/2023 (d)	5,000	4,965
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Westpac Banking Corp. (Australia)
(SOFR + 0.52%), 5.82%, 9/1/2023 (b) (e)	5,000	5,000
Total Commercial Paper (Cost $1,465,545)		1,465,652
Time Deposits — 22.8%
Canadian Imperial Bank of Commerce 5.31%, 9/1/2023	26,577	26,577
Credit Agricole Corporate and Investment Bank 5.31%, 9/1/2023	103,568	103,568
Erste Group Bank AG
5.32%, 9/1/2023	100,000	100,000
5.32%, 9/1/2023	10,000	10,000
First Abu Dhabi Bank NV 5.32%, 9/1/2023	125,000	125,000
Mizuho Bank Ltd.
5.32%, 9/1/2023	100,000	100,000
5.32%, 9/1/2023	10,000	10,000
Royal Bank of Canada
5.32%, 9/1/2023	50,000	50,000
5.32%, 9/1/2023	5,000	5,000
Skandinaviska Enskilda Banken AB 5.32%, 9/1/2023	80,000	80,000
Toronto-Dominion Bank (The) 5.32%, 9/1/2023	50,000	50,000
Total Time Deposits (Cost $660,145)		660,145
Certificates of Deposits — 18.1%
Banco Santander SA (Spain) , 5.53%, 10/6/2023	10,000	10,001
Bank of America NA
5.57%, 11/10/2023	19,000	19,002
5.79%, 2/14/2024	10,000	10,000
5.80%, 2/23/2024	10,000	10,000
5.85%, 2/28/2024	5,000	5,001
Bank of Montreal (Canada) (SOFR + 0.64%), 5.94%, 9/1/2023 (e)	2,500	2,501
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.60%), 5.90%, 9/1/2023 (e)	6,000	6,004
(SOFR + 0.66%), 5.96%, 9/1/2023 (e)	15,000	15,001
(SOFR + 0.66%), 5.96%, 9/1/2023 (e)	10,000	10,011
(SOFR + 0.70%), 6.00%, 9/1/2023 (e)	2,000	2,003
BNP Paribas SA (France)
(SOFR + 0.43%), 5.73%, 9/1/2023 (e)	2,500	2,500
(SOFR + 0.47%), 5.77%, 9/1/2023 (e)	4,000	4,002
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	5,000	5,003
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.15%), 5.45%, 9/1/2023 (e)	17,500	17,500
SEE NOTES TO FINANCIAL STATEMENTS.

35	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	3,000	3,003
(SOFR + 0.60%), 5.90%, 9/1/2023 (e)	6,000	6,008
(SOFR + 0.70%), 6.00%, 9/1/2023 (e)	10,000	10,023
(SOFR + 0.81%), 6.11%, 9/1/2023 (e)	5,000	5,006
Citibank NA , 5.70%, 12/18/2023	7,000	7,001
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.69%), 6.01%, 9/1/2023 (e)	5,000	5,002
5.39%, 11/20/2023	2,500	2,499
5.30%, 2/13/2024	2,000	1,994
5.91%, 8/14/2024 (d)	2,500	2,366
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	5,000	5,004
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	10,000	10,004
Credit Industriel et Commercial (France)
(SOFR + 0.37%), 5.67%, 9/1/2023 (e)	7,500	7,503
(SOFR + 0.38%), 5.68%, 9/1/2023 (e)	4,000	4,001
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	5,000	5,003
5.37%, 2/5/2024 (d)	6,000	5,851
5.99%, 5/29/2024 (d)	2,500	2,393
DZ Bank AG (Germany) (SOFR + 0.36%), 5.66%, 9/1/2023 (e)	5,000	5,002
Goldman Sachs Bank USA (SOFR + 0.45%), 5.75%, 9/1/2023 (e)	15,000	15,004
Mizuho Bank Ltd. (Japan) , 5.52%, 10/17/2023	3,400	3,401
MUFG Bank Ltd. (Japan)
(SOFR + 0.32%), 5.62%, 9/1/2023 (e)	10,000	10,001
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	3,000	3,001
5.67%, 12/12/2023	5,000	5,000
National Australia Bank Ltd. (Australia)
5.17%, 2/13/2024 (d)	2,000	1,949
5.74%, 3/7/2024 (d)	5,000	4,857
5.75%, 3/18/2024 (d)	4,000	3,877
Natixis SA (France)
(SOFR + 0.42%), 5.72%, 9/1/2023 (e)	8,000	8,006
(SOFR + 0.44%), 5.74%, 9/1/2023 (e)	10,000	10,006
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	7,000	7,004
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	5,000	5,001
5.38%, 10/5/2023	2,500	2,500
5.32%, 11/7/2023	5,000	4,997
Nordea Bank Abp (Finland)
(SOFR + 0.51%), 5.81%, 9/1/2023 (e)	2,500	2,502
(SOFR + 0.57%), 5.87%, 9/1/2023 (e)	10,000	10,004
4.14%, 9/5/2023	3,480	3,479
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
5.40%, 11/16/2023	4,000	3,999
Oversea-Chinese Banking Corp., Ltd. (Singapore)
(SOFR + 0.42%), 5.72%, 9/1/2023 (e)	5,000	5,001
(SOFR + 0.45%), 5.75%, 9/1/2023 (e)	17,000	17,004
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	3,000	3,002
5.50%, 10/6/2023	9,750	9,751
Skandinaviska Enskilda Banken AB (Sweden) (SOFR + 0.65%), 5.95%, 9/1/2023 (e)	10,000	10,010
Standard Chartered Bank (United Kingdom)
(SOFR + 0.41%), 5.71%, 9/1/2023 (e)	5,000	5,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (e)	2,500	2,501
(SOFR + 0.48%), 5.78%, 9/1/2023 (e)	5,000	5,003
5.57%, 11/8/2023	6,000	6,001
5.47%, 11/15/2023	8,500	8,498
5.52%, 11/24/2023	5,000	4,999
State Street Bank and Trust Co. (SOFR + 0.33%), 5.63%, 9/1/2023 (e)	7,350	7,352
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.40%), 5.70%, 9/1/2023 (e)	5,000	5,001
(SOFR + 0.45%), 5.75%, 9/1/2023 (e)	10,000	10,005
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	7,000	7,002
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	25,000	25,006
5.00%, 10/6/2023	2,500	2,499
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.52%), 5.82%, 9/1/2023 (e)	2,500	2,502
(SOFR + 0.64%), 5.94%, 9/1/2023 (e)	2,500	2,502
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.43%), 5.73%, 9/1/2023 (e)	2,500	2,500
(SOFR + 0.50%), 5.80%, 9/1/2023 (e)	5,000	5,000
(SOFR + 0.66%), 5.96%, 9/1/2023 (e)	12,000	12,013
5.42%, 11/21/2023	5,000	4,998
Wells Fargo Bank NA
(SOFR + 0.52%), 5.82%, 9/1/2023 (e)	10,000	10,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (e)	10,000	10,001
(SOFR + 0.60%), 5.90%, 9/1/2023 (e)	10,000	9,999
Woori Bank (South Korea) , 5.60%, 10/2/2023 (b)	20,000	20,003
Total Certificates of Deposit (Cost $523,784)		523,933
U.S. Treasury Obligations — 0.7%
U.S. Treasury Bills, 5.31%, 10/5/2023 (d)(Cost $19,900)	20,000	19,900
Total Short Term Investments (Cost $2,669,374)		2,669,630
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	36

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 100.2% (Cost $2,900,599)		2,900,855
Liabilities in Excess of Other Assets — (0.2)%		(4,596)
NET ASSETS — 100.0%		2,896,259

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Agency Joint Trading Account II - At August 31, 2023,
certain Funds had undivided interests in the Agency
Joint Trading Account II with a maturity date of
September 1, 2023, as follows for JPMorgan
Securities Lending Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account II	$60,000	$60,009	$61,200

Repurchase Agreements - At August 31, 2023, the Principal Amounts of certain Funds' interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account II
BofA Securities, Inc.	5.30%	$41,311
Citigroup Global Markets Holdings, Inc.	5.30%	18,689
Total		60,000

At August 31, 2023, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account II
FNMA	1.50-6.50%	5/1/2035-11/1/2061
U.S. Treasury Securities	0.00%	5/15/2025-5/15/2053

(d)	The rate shown is the effective yield as of August 31, 2023.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

37	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 29.6%
Barclays Capital, Inc., 5.60%, dated 8/31/2023, due 10/5/2023, repurchase price $50,272, collateralized by Asset-Backed Securities, 0.00% - 14.07%, due 6/25/2024 - 10/25/2059^^, with a value of $55,000.	50,000	50,000
Barclays Capital, Inc., 5.62%, dated 8/31/2023, due 10/5/2023, repurchase price $135,738, collateralized by Collateralized Mortgage Obligations, 2.00% - 6.31%, due 5/15/2036 - 7/17/2056, with a value of $145,800.	135,000	135,000
BMO Capital Markets Corp., 5.41%, dated
8/31/2023, due 9/7/2023, repurchase price
$20,021, collateralized by Asset-Backed
Securities, 2.10% - 8.93%, due 5/25/2035 -
7/25/2063, Collateralized Mortgage
Obligations, 0.18% - 6.27%, due 10/18/2030
- 1/18/2063, Corporate Notes and Bonds,
3.50% - 9.50%, due 1/17/2025 -
8/15/2034, FHLMC, 5.59%, due 5/25/2024,
FNMA, 6.30% - 15.14%, due 6/25/2031 -
3/25/2042, GNMA, 4.87% - 5.50%, due
6/20/2053 - 5/20/2061, Sovereign
Government Securities, 0.52% - 3.00%, due
5/26/2024 - 6/13/2024 and U.S. Treasury
Securities, 0.00%, due 11/15/2023, with a
value of $21,672.
	20,000	20,000
BMO Capital Markets Corp., 5.41%, dated 8/31/2023, due 9/7/2023, repurchase price $20,021, collateralized by Asset-Backed Securities, 0.96% - 12.07%, due 10/15/2026 - 7/25/2063, Collateralized Mortgage Obligations, 1.02% - 6.27%, due 4/25/2033 - 11/18/2055, Corporate Notes and Bonds, 4.30% - 6.25%, due 8/23/2025 - 8/15/2053, FHLMC, 4.50%, due 9/1/2048 - 1/25/2055, FNMA, 10.94% - 12.29%, due 3/25/2042 - 4/25/2042 and GNMA, 3.50%, due 6/20/2053, with a value of $21,308.	20,000	20,000
BNP Paribas SA, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $200,210, collateralized by Asset-Backed Securities, 0.51% - 7.27%, due 11/15/2024 - 7/16/2035, Collateralized Mortgage Obligations, 0.16% - 6.25%, due 5/25/2035 - 3/25/2051, Corporate Notes and Bonds, 1.05% - 8.81%, due 3/8/2024 - 12/31/2079^^, FHLMC, 2.65% - 3.82%, due 8/25/2026 - 12/25/2032, FNMA, 8.64% - 12.79%, due 10/25/2041 - 6/25/2043 and Sovereign Government Securities, 1.00% - 5.38%, due 3/25/2024 - 3/11/2041, with a value of $210,811.	200,000	200,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.46%, dated 8/31/2023, due 9/7/2023, repurchase price $190,202, collateralized by Asset-Backed Securities, 2.80% - 11.28%, due 1/1/2030 - 7/25/2045 and Corporate Notes and Bonds, 6.25% - 7.25%, due 6/15/2025 - 2/15/2028, with a value of $209,220.	190,000	190,000
BNP Paribas SA, 5.51%, dated 8/31/2023, due 10/5/2023, repurchase price $90,482, collateralized by Corporate Notes and Bonds, 2.75% - 9.25%, due 1/9/2028 - 4/8/2068, with a value of $95,797.	90,000	90,000
BNP Paribas SA, 5.51%, dated 8/31/2023, due 10/5/2023, repurchase price $120,643, collateralized by Corporate Notes and Bonds, 2.85% - 9.25%, due 2/1/2025 - 12/31/2079, with a value of $127,293.	120,000	120,000
BNP Paribas SA, 5.56%, dated 8/31/2023, due 10/5/2023, repurchase price $191,027, collateralized by Asset-Backed Securities, 3.90% - 14.57%, due 11/22/2027 - 5/25/2067, with a value of $211,884.	190,000	190,000
BNP Paribas SA, 5.58%, dated 8/31/2023, due 10/5/2023, repurchase price $35,190, collateralized by Asset-Backed Securities, 10.73%, due 2/5/2031, Corporate Notes and Bonds, 3.13% - 17.50%, due 11/1/2023 - 9/30/2039 and Sovereign Government Securities, 3.50%, due 7/9/2041, with a value of $38,323.	35,000	35,000
BofA Securities, Inc., 5.39%, dated 8/31/2023, due 9/7/2023, repurchase price $100,105, collateralized by Corporate Notes and Bonds, 0.80% - 6.25%, due 3/10/2025 - 3/17/2052, with a value of $105,000.	100,000	100,000
BofA Securities, Inc., 5.69%, dated 8/31/2023, due 10/5/2023, repurchase price $246,355, collateralized by Asset-Backed Securities, 0.89% - 8.79%, due 12/20/2025 - 1/27/2070, Collateralized Mortgage Obligations, 6.48% - 9.01%, due 7/16/2035 - 8/15/2039 and Sovereign Government Securities, 3.00% - 10.13%, due 4/15/2024 - 5/15/2051, with a value of $261,681.	245,000	245,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	38

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 5.38%, dated 8/31/2023, due 9/7/2023, repurchase price $50,052, collateralized by Asset-Backed Securities, 2.95% - 6.76%, due 10/25/2034 - 11/16/2041, Collateralized Mortgage Obligations, 3.00% - 6.73%, due 7/15/2032 - 12/16/2050, Corporate Notes and Bonds, 1.05% - 7.25%, due 1/15/2024 - 12/31/2079, FHLB, 5.63%, due 3/14/2036, FHLMC, 3.00% - 5.44%, due 3/25/2025 - 8/26/2058 and Sovereign Government Securities, 0.55% - 5.95%, due 10/21/2025 - 2/14/2050, with a value of $52,536.	50,000	50,000
Credit Agricole Corporate and Investment Bank, 5.38%, dated 8/31/2023, due 9/7/2023, repurchase price $100,105, collateralized by Asset-Backed Securities, 0.01% - 7.96%, due 12/17/2035 - 3/9/2042, Collateralized Mortgage Obligations, 3.32% - 6.83%, due 7/15/2032 - 9/12/2050, Corporate Notes and Bonds, 0.75% - 7.00%, due 1/15/2024 - 9/9/2052^^ and Sovereign Government Securities, 2.30% - 6.88%, due 9/27/2023 - 2/14/2050, with a value of $105,962.	100,000	100,000
Credit Agricole Corporate and Investment Bank, 5.38%, dated 8/31/2023, due 9/7/2023, repurchase price $130,136, collateralized by Asset-Backed Securities, 1.18% - 8.00%, due 7/10/2028 - 3/9/2042, Collateralized Mortgage Obligations, 3.32% - 9.05%, due 3/17/2036 - 12/16/2050, Corporate Notes and Bonds, 1.25% - 8.13%, due 9/9/2023 - 5/15/2060^^, GNMA, 7.00%, due 12/15/2026 and Sovereign Government Securities, 2.88% - 6.88%, due 9/27/2023 - 1/30/2043, with a value of $136,790.	130,000	130,000
Federal Reserve Bank of New York, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $9,201,354, collateralized by U.S. Treasury Securities, 1.13% - 4.25%, due 11/15/2029 - 11/15/2049, with a value of $9,201,354.	9,200,000	9,200,000
Fixed Income Clearing Corp., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,500,221, collateralized by U.S. Treasury Securities, 0.63% - 4.13%, due 7/15/2032 - 8/15/2053, with a value of $1,530,000.	1,500,000	1,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 5.63%, dated 8/31/2023, due 10/16/2023, repurchase price $251,798, collateralized by Asset-Backed Securities, 3.65% - 12.58%, due 11/15/2026 - 7/17/2046, Corporate Notes and Bonds, 0.00% - 15.00%, due 9/21/2023 - 5/15/2097^^, FHLMC, 2.15% - 3.82%, due 10/25/2031 - 12/25/2032 and FNMA, 4.57%, due 8/25/2044, with a value of $268,866. (a)	250,000	250,000
Goldman Sachs & Co. LLC, 5.66%, dated 8/31/2023, due 10/16/2023, repurchase price $624,484, collateralized by Asset-Backed Securities, 0.00% - 14.27%, due 1/22/2025 - 5/15/2069, Collateralized Mortgage Obligations, 0.00% - 7.38%, due 7/8/2033 - 1/25/2052, Corporate Notes and Bonds, 0.00% - 15.50%, due 9/13/2023 - 6/4/2081^^, FHLMC, 5.70%, due 7/25/2026 and FNMA, 2.00% - 6.00%, due 2/25/2042 - 10/25/2050, with a value of $664,814.	620,000	620,000
ING Financial Markets LLC, 5.40%, dated 8/31/2023, due 9/1/2023, repurchase price $50,008, collateralized by Corporate Notes and Bonds, 1.95% - 5.70%, due 3/22/2024 - 8/15/2053, with a value of $52,508.	50,000	50,000
ING Financial Markets LLC, 5.43%, dated 8/31/2023, due 9/1/2023, repurchase price $15,002, collateralized by Corporate Notes and Bonds, 0.55% - 5.88%, due 7/12/2024 - 11/2/2051, with a value of $15,898.	15,000	15,000
ING Financial Markets LLC, 5.55%, dated 8/31/2023, due 9/1/2023, repurchase price $200,031, collateralized by Common Stocks, with a value of $217,998.	200,000	200,000
Pershing LLC, 5.71%, dated 8/31/2023, due 11/8/2023, repurchase price $85,930, collateralized by U.S. Treasury Securities, 1.13% - 3.38%, due 8/31/2024 - 8/15/2052, with a value of $87,938.	85,000	85,000
SEE NOTES TO FINANCIAL STATEMENTS.

39	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 5.38%, dated 8/31/2023, due 9/1/2023, repurchase price $200,030, collateralized by Asset-Backed Securities, 8.25%, due 2/25/2068, Collateralized Mortgage Obligations, 2.90% - 5.40%, due 10/17/2050 - 5/25/2060, Corporate Notes and Bonds, 0.75% - 7.40%, due 10/1/2023 - 3/15/2054^^, FNMA, 8.19%, due 4/25/2042, Sovereign Government Securities, 0.88% - 10.63%, due 3/16/2025 - 12/1/2060 and U.S. Treasury Securities, 3.38%, due 11/15/2048, with a value of $210,454.	200,000	200,000
Societe Generale SA, 5.40%, dated 8/31/2023, due 9/1/2023, repurchase price $90,014, collateralized by Corporate Notes and Bonds, 0.66% - 7.75%, due 4/29/2024 - 12/31/2079, FNMA, 8.19% - 10.29%, due 3/25/2042 - 9/25/2042 and Sovereign Government Securities, 1.25% - 10.63%, due 1/14/2024 - 12/1/2060, with a value of $94,663.	90,000	90,000
Societe Generale SA, 5.45%, dated 8/31/2023, due 9/1/2023, repurchase price $60,009, collateralized by Collateralized Mortgage Obligations, 2.50% - 8.77%, due 7/25/2036 - 7/25/2056, Corporate Notes and Bonds, 3.11% - 13.38%, due 6/26/2024 - 1/28/2060^^, FNMA, 10.80% - 11.04%, due 9/25/2042 - 3/25/2043 and Sovereign Government Securities, 4.88% - 9.88%, due 10/14/2025 - 2/17/2045, with a value of $64,764.	60,000	60,000
Societe Generale SA, 5.47%, dated 8/31/2023, due 9/6/2023, repurchase price $65,059, collateralized by Asset-Backed Securities, 5.67%, due 1/25/2037, Collateralized Mortgage Obligations, 2.50% - 8.77%, due 10/15/2036 - 7/25/2056, Corporate Notes and Bonds, 1.85% - 11.50%, due 12/1/2024 - 12/31/2079, FNMA, 10.80%, due 3/25/2043 and Sovereign Government Securities, 2.78% - 6.00%, due 6/6/2025 - 12/1/2060, with a value of $70,223.	65,000	65,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $135,142, collateralized by Asset-Backed Securities, 3.00% - 3.38%, due 11/1/2028 - 8/15/2033, Collateralized Mortgage Obligations, 2.50%, due 7/25/2056, Corporate Notes and Bonds, 0.00% - 7.50%, due 4/29/2024 - 9/15/2063^^, FNMA, 8.79% - 10.29%, due 3/25/2042 - 9/25/2042 and Sovereign Government Securities, 2.78% - 7.75%, due 1/14/2024 - 12/1/2060, with a value of $142,308.	135,000	135,000
Societe Generale SA, 5.65%, dated 8/31/2023, due 12/1/2023, repurchase price $152,166, collateralized by Asset-Backed Securities, 7.38%, due 7/25/2035 and Corporate Notes and Bonds, 0.70% - 10.00%, due 11/23/2023 - 12/10/2061, with a value of $161,928.	150,000	150,000
TD Securities (USA) LLC, 5.42%, dated 8/31/2023, due 9/1/2023, repurchase price $100,015, collateralized by Corporate Notes and Bonds, 2.65% - 7.00%, due 5/15/2024 - 12/1/2049, with a value of $105,016.	100,000	100,000
TD Securities (USA) LLC, 5.40%, dated 8/31/2023, due 9/7/2023, repurchase price $300,315, collateralized by Corporate Notes and Bonds, 1.45% - 8.15%, due 8/13/2024 - 6/1/2077, with a value of $315,331.	300,000	300,000
TD Securities (USA) LLC, 5.43%, dated 8/31/2023, due 9/7/2023, repurchase price $110,116, collateralized by Corporate Notes and Bonds, 2.50% - 6.60%, due 7/30/2024 - 12/14/2051, with a value of $115,622.	110,000	110,000
TD Securities (USA) LLC, 5.66%, dated 8/31/2023, due 10/10/2023, repurchase price $25,157, collateralized by Asset-Backed Securities, 2.06%, due 2/27/2051 and Corporate Notes and Bonds, 3.10% - 10.50%, due 10/18/2023 - 6/1/2051, with a value of $27,221.	25,000	25,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	40

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Wells Fargo Securities LLC, 5.44%, dated 8/31/2023, due 9/7/2023, repurchase price $85,090, collateralized by Certificates of Deposit, 0.00% - 5.91%, due 1/9/2024 - 5/3/2030, with a value of $89,345.	85,000	85,000
Wells Fargo Securities LLC, 5.76%, dated 8/31/2023, due 11/21/2023, repurchase price $101,312, collateralized by Certificates of Deposit, 5.87%, due 5/15/2024, with a value of $106,479.	100,000	100,000
Total Repurchase Agreements (Cost $15,015,000)		15,015,000
Corporate Bonds — 0.6%
Banks — 0.6%
Bank of America NA(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	160,000	160,000
Barclays Bank plc (United Kingdom)
(OBFR + 0.30%), 5.61%, 9/1/2023 (a) (b)	105,000	105,000
(OBFR + 0.30%), 5.61%, 9/1/2023 (a) (b)	50,000	50,000
Total Corporate Bonds (Cost $315,000)		315,000
Municipal Bonds — 0.1%
Georgia — 0.0% ^
Macon-Bibb County Industrial Authority, Kumho Tire Georgia Inc. Project, Rev., VRDO, LOC : Korea Development Bank, 5.49%, 9/8/2023 (b) (c)	10,000	10,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.37%, 9/8/2023 (c)	47,300	47,300
Texas — 0.0% ^
State of Texas Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 5.42%, 9/8/2023 (c)	21,000	21,000
Total Municipal Bonds (Cost $78,300)		78,300
Short Term Investments — 68.5%
Certificates of Deposits — 27.6%
ABN AMRO Bank NV (Netherlands)
5.31%, 10/2/2023 (d)	100,000	99,545
5.30%, 10/2/2023 (d)	125,000	124,432
Bank of America NA
5.33%, 9/7/2023	100,000	100,000
5.74%, 2/9/2024	125,000	125,000
5.79%, 2/14/2024	100,000	100,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
5.85%, 2/28/2024	100,000	100,000
Bank of Montreal (Canada)
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	33,000	33,000
(SOFR + 0.63%), 5.93%, 9/1/2023 (a)	42,300	42,300
(SOFR + 0.64%), 5.94%, 9/1/2023 (a)	17,500	17,500
(SOFR + 0.75%), 6.05%, 9/1/2023 (a)	40,000	40,000
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.42%), 5.72%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	25,000	25,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	84,000	84,000
(SOFR + 0.66%), 5.96%, 9/1/2023 (a)	36,000	36,000
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	39,000	39,000
(SOFR + 0.75%), 6.05%, 9/1/2023 (a)	15,000	15,000
5.70%, 12/1/2023	67,000	67,000
Barclays Bank plc (United Kingdom)
(SOFR + 0.44%), 5.74%, 9/1/2023 (a)	105,000	105,000
5.84%, 2/9/2024	100,000	100,000
BNP Paribas SA (France)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.43%), 5.73%, 9/1/2023 (a)	60,000	60,000
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	89,000	89,000
(SOFR + 0.55%), 5.85%, 9/1/2023 (a)	66,000	66,000
(SOFR + 0.55%), 5.85%, 9/1/2023 (a)	55,000	55,000
5.71%, 3/4/2024	25,000	25,000
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	35,000	35,000
(SOFR + 0.54%), 5.84%, 9/1/2023 (a)	95,000	95,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	84,000	84,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	49,000	49,000
(SOFR + 0.81%), 6.11%, 9/1/2023 (a)	33,000	33,000
5.70%, 12/1/2023	90,000	90,000
5.42%, 4/10/2024	89,000	89,000
China Construction Bank Corp. (China)
5.38%, 9/6/2023	50,000	50,000
5.38%, 9/7/2023	90,000	90,000
Citibank NA
5.70%, 12/18/2023	163,000	163,000
5.76%, 1/29/2024	125,000	125,000
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.69%), 6.01%, 9/1/2023 (a)	48,000	48,000
5.39%, 11/20/2023	50,000	50,000
5.26%, 12/18/2023 (d)	120,000	118,137
5.26%, 12/18/2023	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

41	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.77%, 2/12/2024 (d)	100,000	97,439
5.30%, 2/13/2024	43,000	43,000
5.76%, 6/5/2024 (d)	85,000	81,381
5.91%, 8/14/2024 (d)	100,000	94,592
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.30%), 5.60%, 9/1/2023 (a)	77,000	77,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (a)	48,000	48,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	96,000	96,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	89,000	89,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	60,000	60,000
5.53%, 9/7/2023	125,000	125,000
5.55%, 9/13/2023	100,000	100,000
5.63%, 11/6/2023	58,000	58,000
5.77%, 2/5/2024	100,000	100,000
5.80%, 3/5/2024	100,000	100,000
Credit Industriel et Commercial (France)
(SOFR + 0.38%), 5.68%, 9/1/2023 (a)	45,000	45,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	90,000	90,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	96,000	96,000
5.07%, 10/17/2023 (d)	160,000	158,972
5.10%, 10/19/2023 (d)	154,000	152,961
5.07%, 11/1/2023 (d)	138,000	136,826
5.75%, 1/9/2024 (d)	94,000	92,087
5.37%, 2/5/2024 (d)	90,000	87,943
5.11%, 2/6/2024 (d)	99,000	96,834
5.90%, 5/13/2024 (d)	210,000	201,576
5.98%, 5/29/2024 (d)	245,000	234,446
DNB Bank ASA (Norway) , 5.40%, 11/10/2023	50,000	50,000
DZ Bank AG (Germany) (SOFR + 0.36%), 5.66%, 9/1/2023 (a)	88,000	88,000
ING Bank NV (Netherlands)
5.35%, 9/19/2023	62,000	62,000
5.32%, 1/17/2024	187,000	187,000
5.96%, 5/29/2024	120,000	120,000
Keb Hana Bank (South Korea) (SOFR + 0.35%), 5.65%, 9/1/2023 (a)	25,000	25,000
Landesbank Baden-Wurttemberg (Germany) , 5.33%, 9/5/2023	335,000	335,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.17%), 5.47%, 9/1/2023 (a)	74,000	74,000
(SOFR + 0.24%), 5.54%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Mizuho Bank Ltd. (Japan)
5.55%, 10/16/2023	135,000	135,000
5.55%, 10/17/2023	150,000	150,000
5.58%, 11/17/2023	100,000	100,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.32%), 5.62%, 9/1/2023 (a)	105,000	105,000
(SOFR + 0.34%), 5.64%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	48,000	48,000
5.67%, 12/12/2023	96,000	96,000
National Australia Bank Ltd. (Australia)
5.17%, 2/13/2024 (d)	28,000	27,353
5.74%, 3/7/2024 (d)	130,000	126,217
5.75%, 3/18/2024 (d)	65,000	62,998
Natixis SA (France)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a)	36,000	36,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (a)	123,000	123,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	77,000	77,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	37,000	37,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	100,000	100,000
5.22%, 10/13/2023	44,000	44,000
5.32%, 11/7/2023	100,000	100,000
5.45%, 11/17/2023	100,000	100,000
5.70%, 12/1/2023	63,000	63,000
5.40%, 1/18/2024	85,000	85,000
Nordea Bank Abp (Finland)
(SOFR + 0.51%), 5.81%, 9/1/2023 (a)	38,000	38,000
5.40%, 11/16/2023	50,000	50,000
Norinchukin Bank (The) (Japan)
5.31%, 9/5/2023	100,000	100,000
5.31%, 9/7/2023	125,000	125,000
5.36%, 9/8/2023	100,000	100,000
5.34%, 9/20/2023	125,000	125,000
Oversea-Chinese Banking Corp., Ltd. (Singapore) (SOFR + 0.50%), 5.80%, 9/1/2023 (a)	57,000	57,000
Royal Bank of Canada (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	71,000	71,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	55,000	55,000
(SOFR + 0.57%), 5.87%, 9/1/2023 (a)	14,000	14,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	36,000	36,000
Shinhan Bank (South Korea) (SOFR + 0.33%), 5.63%, 9/1/2023 (a)	45,000	45,000
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.56%), 5.86%, 9/1/2023 (a)	75,000	75,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	42

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	45,000	45,000
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	100,000	100,000
Standard Chartered Bank (United Kingdom)
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	20,000	20,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	75,000	75,000
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	58,000	58,000
(SOFR + 0.48%), 5.78%, 9/1/2023 (a)	88,000	88,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	28,000	28,011
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	142,000	142,000
5.45%, 10/20/2023	25,000	25,000
5.57%, 11/8/2023	87,000	87,000
5.47%, 11/15/2023	168,000	168,000
5.52%, 11/24/2023	65,000	65,000
State Street Bank and Trust Co.
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	78,000	78,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	90,000	90,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	97,000	97,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	95,000	95,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a)	45,000	45,000
(SOFR + 0.18%), 5.48%, 9/1/2023 (a)	57,000	57,000
(SOFR + 0.34%), 5.64%, 9/1/2023 (a)	58,000	58,000
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	58,000	58,000
(SOFR + 0.41%), 5.71%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (a)	85,000	85,000
(SOFR + 0.47%), 5.77%, 9/1/2023 (a)	53,000	53,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	210,000	210,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	75,000	75,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	107,000	107,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	53,000	53,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.23%), 1.00%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.27%), 5.57%, 9/1/2023 (a)	53,000	53,000
(SOFR + 0.31%), 5.61%, 9/1/2023 (a)	120,000	120,000
5.31%, 9/5/2023	100,000	100,000
5.31%, 9/5/2023	125,000	125,000
5.55%, 10/17/2023	300,000	300,000
5.56%, 10/27/2023	95,000	95,000
5.58%, 11/16/2023	170,000	170,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.40%), 5.70%, 9/1/2023 (a)	40,000	40,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	55,000	55,000
(SOFR + 0.56%), 5.86%, 9/1/2023 (a)	65,000	65,000
(SOFR + 0.64%), 5.94%, 9/1/2023 (a)	17,500	17,500
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.43%), 5.73%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	35,000	35,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	86,000	86,000
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	49,000	49,000
(SOFR + 0.66%), 5.96%, 9/1/2023 (a)	8,000	8,000
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.70%), 6.00%, 9/1/2023 (a)	44,000	44,000
5.00%, 11/7/2023 (d)	70,000	69,356
5.09%, 11/8/2023 (d)	25,000	24,762
5.42%, 11/21/2023	88,000	88,000
5.70%, 11/30/2023	6,000	6,000
5.35%, 2/5/2024 (d)	55,000	53,747
5.70%, 3/13/2024 (d)	105,000	101,871
Wells Fargo Bank NA
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	80,000	80,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	54,000	54,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	40,000	40,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	40,000	40,000
(SOFR + 0.65%), 5.95%, 9/1/2023 (a)	96,000	96,000
Westpac Banking Corp. (Australia) , 5.30%, 2/9/2024	5,000	5,000
Total Certificates of Deposit (Cost $13,989,786)		13,989,786
Commercial Paper — 23.7%
Agricultural Bank of China Ltd. (China)
Series A, 5.58%, 9/15/2023 (d)	50,000	49,892
Antalis SA (France)
5.56%, 10/10/2023 (d)	40,000	39,760
5.61%, 11/2/2023 (d)	35,000	34,665
ANZ New Zealand Int'l Ltd. (New Zealand)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	28,000	28,000
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	70,000	70,000
(SOFR + 0.27%), 5.57%, 9/1/2023 (a) (b)	28,000	28,000
Banco Santander SA (Spain)
5.52%, 9/5/2023 (d)	80,000	79,951
SEE NOTES TO FINANCIAL STATEMENTS.

43	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
5.41%, 9/15/2023 (d)	50,000	49,895
5.54%, 10/23/2023 (d)	50,000	49,603
Bank of China Ltd. (China)
5.58%, 9/6/2023 (d)	25,000	24,981
5.58%, 9/12/2023 (d)	65,000	64,889
5.58%, 9/13/2023 (d)	49,000	48,909
5.65%, 10/5/2023 (d)	57,000	56,697
5.72%, 10/25/2023 (d)	34,000	33,711
Bank of Montreal (Canada)
(SOFR + 0.17%), 5.47%, 9/1/2023 (a)	41,000	41,000
(SOFR + 0.35%), 5.65%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.49%), 5.79%, 9/1/2023 (a)	55,000	55,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a)	19,000	19,000
(SOFR + 0.57%), 5.87%, 9/1/2023 (a)	20,000	20,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a)	50,000	50,000
(SOFR + 0.75%), 6.05%, 9/1/2023 (a)	10,000	10,000
5.90%, 8/12/2024 (d)	42,000	39,748
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.33%), 5.63%, 9/1/2023 (a) (b)	51,000	51,000
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	43,000	43,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	20,000	20,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	55,000	55,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	20,000	20,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	93,000	93,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	24,000	24,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a) (b)	25,000	25,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	53,000	53,000
(SOFR + 0.66%), 5.96%, 9/1/2023 (a) (b)	60,000	60,000
(SOFR + 0.81%), 6.11%, 9/1/2023 (a) (b)	20,000	20,000
5.98%, 6/28/2024 (d)	46,000	43,808
Barclays Bank plc (United Kingdom)
5.36%, 9/1/2023 (d)	400,000	400,000
Series 2023, (SOFR + 0.44%), 5.74%, 9/1/2023 (a) (b)	20,000	20,000
Barton Capital SA (France)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	50,000	50,000
Bedford Row Funding Corp.
5.97%, 8/21/2024 (d)	40,000	37,775
BNG Bank NV (Netherlands)
5.32%, 9/6/2023 (d)	200,000	199,852
BNP Paribas SA (France)
5.31%, 9/1/2023 (d)	475,000	475,000
(SOFR + 0.51%), 5.81%, 9/1/2023 (a)	33,000	33,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
BofA Securities, Inc.
5.31%, 10/10/2023 (d)	42,000	41,760
BPCE SA (France)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	103,000	103,000
5.63%, 12/7/2023 (d)	35,000	34,478
5.63%, 12/12/2023 (d)	50,000	49,215
Cabot Trail Funding LLC
5.34%, 11/1/2023 (d)	10,000	9,910
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	75,000	75,000
(SOFR + 0.44%), 5.74%, 9/1/2023 (a) (b)	115,000	115,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	150,000	150,000
(SOFR + 0.54%), 5.84%, 9/1/2023 (a) (b)	10,000	10,000
(SOFR + 0.80%), 6.10%, 9/1/2023 (a) (b)	5,000	5,000
5.27%, 10/10/2023 (d)	50,000	49,716
4.99%, 10/12/2023 (d)	25,000	24,859
5.90%, 8/13/2024 (d)	40,000	37,849
Cancara Asset Securitisation LLC
5.41%, 9/14/2023 (b) (d)	97,000	96,811
CDP Financial, Inc. (Canada)
(SOFR + 0.47%), 5.77%, 9/1/2023 (a) (b)	10,000	10,000
Chesham Finance Ltd. (Cayman Islands)
Series 2, 5.39%, 9/1/2023 (b) (d)	85,000	85,000
DNB Bank ASA (Norway)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	45,000	45,000
5.32%, 11/16/2023 (d)	133,000	131,525
DZ Bank AG (Germany)
5.32%, 9/6/2023 (d)	250,000	249,816
European Investment Bank
5.33%, 9/18/2023 (d)	200,000	199,498
Fairway Finance Co. LLC
5.34%, 11/15/2023 (d)	70,000	69,230
Federation des Caisses Desjardins du Quebec (Canada)
5.41%, 9/14/2023 (d)	52,000	51,899
5.72%, 1/17/2024 (d)	50,000	48,927
Federation des caisses Desjardins du Quebec (The) (Canada)
5.33%, 9/7/2023 (d)	100,000	99,911
First Abu Dhabi Bank PJSC
5.44%, 9/26/2023 (d)	192,000	191,277
5.47%, 10/6/2023 (d)	95,000	94,498
5.54%, 10/19/2023 (d)	220,000	218,387
5.56%, 10/24/2023 (d)	149,000	147,790
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	44

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
5.11%, 11/6/2023 (d)	63,000	62,416
Glencove Funding DAC (Ireland)
5.50%, 10/5/2023 (b) (d)	11,000	10,943
Gotham Funding Corp.
5.48%, 9/28/2023 (d)	80,000	79,672
5.52%, 10/20/2023 (d)	40,000	39,702
5.40%, 11/2/2023 (d)	50,000	49,539
5.58%, 12/1/2023 (d)	45,000	44,374
Great Bear Funding LLC
5.33%, 9/1/2023 (b) (d)	150,000	150,000
Industrial & Commercial Bank of China Ltd. (China)
5.34%, 9/1/2023 (d)	65,000	65,000
5.71%, 11/3/2023 (d)	50,000	49,506
5.71%, 11/8/2023 (d)	35,000	34,626
ING US Funding LLC (Netherlands)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	122,500	122,500
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	125,000	125,000
(SOFR + 0.44%), 5.74%, 9/1/2023 (a) (b)	102,000	102,000
(SOFR + 0.48%), 5.78%, 9/1/2023 (a)	30,000	30,000
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	115,000	115,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	80,000	80,000
(SOFR + 0.57%), 5.87%, 9/1/2023 (a) (b)	100,000	100,000
(SOFR + 0.70%), 6.00%, 9/1/2023 (a) (b)	13,000	13,000
5.34%, 11/9/2023 (d)	170,000	168,278
5.79%, 3/1/2024 (d)	62,000	60,238
5.84%, 4/1/2024 (d)	61,000	58,964
Kaiser Foundation Hospitals
5.45%, 10/4/2023 (d)	15,158	15,083
5.47%, 10/11/2023 (d)	22,242	22,108
Lexington Parker Capital Co. LLC
Series A, 5.36%, 9/7/2023 (b) (d)	63,114	63,058
Liberty Street Funding LLC
5.47%, 9/27/2023 (d)	78,000	77,693
5.47%, 9/28/2023 (d)	55,000	54,775
5.49%, 10/5/2023 (d)	40,000	39,794
5.35%, 10/27/2023 (d)	20,000	19,835
5.36%, 11/9/2023 (d)	25,000	24,746
5.34%, 11/16/2023 (d)	60,000	59,331
Lloyds Bank plc (United Kingdom)
(SOFR + 0.30%), 5.60%, 9/1/2023 (a)	95,000	95,000
5.31%, 10/10/2023 (d)	134,000	133,234
5.38%, 10/18/2023 (d)	105,000	104,268
5.34%, 11/13/2023 (d)	50,000	49,465
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
5.62%, 12/8/2023 (d)	35,000	34,473
LMA-Americas LLC
5.51%, 10/11/2023 (d)	15,000	14,909
5.54%, 10/23/2023 (d)	50,000	49,603
5.63%, 11/28/2023 (d)	50,000	49,322
Macquarie Bank Ltd. (Australia)
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	85,000	85,000
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	95,000	95,000
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	93,000	93,000
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	86,000	86,000
5.56%, 11/1/2023 (d)	85,000	84,207
Mitsubishi UFJ Trust and Banking Corp. (Japan)
5.43%, 9/15/2023 (d)	33,000	32,930
Mizuho Bank Ltd. (Japan)
5.48%, 9/8/2023 (d)	75,000	74,920
National Australia Bank Ltd. (Australia)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	89,000	89,000
National Bank of Canada (Canada)
5.51%, 10/23/2023 (d)	93,000	92,265
5.32%, 11/16/2023 (d)	83,000	82,079
5.75%, 2/2/2024 (d)	65,000	63,440
Natixis SA (France)
5.16%, 9/1/2023 (d)	59,000	59,000
5.37%, 11/15/2023 (d)	30,000	29,668
NatWest Markets plc (United Kingdom)
Series G, 5.33%, 9/7/2023 (b) (d)	200,000	199,823
5.36%, 11/15/2023 (b) (d)	78,000	77,139
Nieuw Amsterdam Receivables Corp.
5.69%, 1/8/2024 (d)	25,000	24,500
Nordea Bank Abp (Finland)
(SOFR + 0.27%), 5.57%, 9/1/2023 (a) (b)	93,000	93,000
(SOFR + 0.45%), 5.75%, 9/1/2023 (a) (b)	13,000	13,000
5.32%, 11/16/2023 (d)	25,000	24,723
Old Line Funding Corp.
(SOFR + 0.24%), 5.54%, 9/1/2023 (a) (b)	30,000	30,000
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	50,000	50,000
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	95,000	95,000
Old Line Funding LLC
5.81%, 3/4/2024 (b) (d)	50,000	48,551
Oversea-Chinese Banking Corp., Ltd. (Singapore)
(SOFR + 0.15%), 5.45%, 9/1/2023 (a) (b)	31,000	31,000
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	50,000	50,000
Podium Funding Trust (Canada)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a)	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

45	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Royal Bank of Canada (Canada)
(SOFR + 0.60%), 5.90%, 9/1/2023 (a) (b)	50,000	50,000
(SOFR + 0.65%), 5.95%, 9/1/2023 (a) (b)	38,000	38,000
(SOFR + 0.71%), 6.01%, 9/1/2023 (a) (b)	20,000	20,000
(SOFR + 0.81%), 6.11%, 9/1/2023 (a) (b)	5,000	5,000
Sheffield Receivables Co. LLC (United Kingdom)
5.29%, 9/12/2023 (d)	75,000	74,879
5.48%, 10/5/2023 (d)	50,000	49,743
5.55%, 10/31/2023 (d)	100,000	99,083
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	42,000	42,000
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	30,000	30,000
(SOFR + 0.42%), 5.72%, 9/1/2023 (a) (b)	55,000	55,000
(SOFR + 0.53%), 5.83%, 9/1/2023 (a) (b)	25,000	25,000
(SOFR + 0.60%), 5.90%, 9/1/2023 (a) (b)	38,000	38,000
5.32%, 11/16/2023 (d)	65,000	64,279
5.32%, 11/17/2023 (d)	50,000	49,438
Societe Generale SA (France)
(SOFR + 0.37%), 5.67%, 9/1/2023 (a) (b)	36,000	35,999
Starbird Funding Corp.
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	90,000	90,000
(SOFR + 0.52%), 5.82%, 9/1/2023 (a) (b)	60,000	60,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.56%, 10/27/2023 (d)	45,000	44,614
5.59%, 11/17/2023 (d)	100,000	98,819
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.35%), 5.65%, 9/1/2023 (a) (b)	115,000	115,000
(SOFR + 0.40%), 5.70%, 9/1/2023 (a) (b)	28,000	28,000
Thunder Bay Funding LLC
(SOFR + 0.32%), 5.62%, 9/1/2023 (a) (b)	25,000	25,000
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	25,000	25,000
(SOFR + 0.36%), 5.66%, 9/1/2023 (a) (b)	40,000	40,000
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.43%), 5.73%, 9/1/2023 (a) (b)	112,000	112,000
(SOFR + 0.72%), 6.02%, 9/1/2023 (a)	40,000	40,000
5.62%, 12/1/2023 (d)	50,000	49,300
5.29%, 2/13/2024 (d)	15,000	14,646
5.90%, 8/13/2024 (d)	35,000	33,118
5.99%, 8/23/2024 (d)	125,000	117,984
TotalEnergies Capital Canada Ltd. (France)
5.37%, 9/1/2023 (d)	100,000	100,000
Toyota Credit de Puerto Rico Corp.
5.79%, 2/5/2024 (d)	20,000	19,507
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Toyota Finance Australia Ltd. (Australia)
5.62%, 11/1/2023 (d)	48,000	47,547
Toyota Motor Finance Netherlands BV (Japan)
5.50%, 10/16/2023 (d)	40,000	39,727
UBS AG (Switzerland)
(SOFR + 0.19%), 5.53%, 9/1/2023 (a) (b)	15,000	15,000
(SOFR + 0.19%), 5.53%, 9/1/2023 (a) (b)	10,000	10,000
(SOFR + 0.28%), 5.58%, 9/1/2023 (a) (b)	95,000	95,000
(SOFR + 0.36%), 5.68%, 9/1/2023 (a) (b)	20,000	20,000
(SOFR + 0.37%), 5.69%, 9/1/2023 (a) (b)	56,000	56,000
(SOFR + 0.46%), 5.78%, 9/1/2023 (a) (b)	30,000	30,000
(SOFR + 0.45%), 5.78%, 9/1/2023 (a) (b)	38,000	38,000
(SOFR + 0.44%), 5.79%, 9/1/2023 (a) (b)	26,000	26,000
(SOFR + 0.45%), 5.79%, 9/1/2023 (a) (b)	20,000	20,000
(SOFR + 0.45%), 5.79%, 9/1/2023 (a) (b)	52,000	52,000
5.37%, 10/16/2023 (d)	75,000	74,500
5.86%, 2/1/2024 (d)	50,000	48,784
United Overseas Bank Ltd. (Singapore)
5.41%, 9/18/2023 (d)	100,000	99,745
5.48%, 10/11/2023 (d)	75,000	74,546
5.48%, 10/17/2023 (d)	200,000	198,608
Versailles Commercial Paper LLC
5.81%, 2/1/2024 (b) (d)	35,000	34,157
Victory Receivables Corp.
5.58%, 12/1/2023 (d)	15,000	14,791
Westpac Banking Corp. (Australia)
(SOFR + 0.50%), 5.80%, 9/1/2023 (a) (b)	19,000	19,000
(SOFR + 0.54%), 5.84%, 9/1/2023 (a) (b)	25,000	25,000
Total Commercial Paper (Cost $12,031,006)		12,031,006
Time Deposits — 17.2%
Agricultural Bank of China Ltd.
5.35%, 9/1/2023	250,000	250,000
5.38%, 9/1/2023	50,000	50,000
5.38%, 9/6/2023	50,000	50,000
Australia & New Zealand Banking Group Ltd.
5.32%, 9/1/2023	200,000	200,000
5.32%, 9/6/2023	200,000	200,000
5.32%, 9/7/2023	200,000	200,000
Credit Agricole Corporate and Investment Bank
5.31%, 9/1/2023	411,362	411,362
5.34%, 9/6/2023	300,000	300,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	46

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
First Abu Dhabi Bank NV
5.32%, 9/1/2023	800,000	800,000
5.34%, 9/6/2023	800,000	800,000
Industrial & Commercial Bank of China Ltd. 5.35%, 9/1/2023	360,000	360,000
ING Bank NV 5.32%, 9/6/2023	295,000	295,000
Landesbank Hessen Thueringen Girozentrale
5.33%, 9/5/2023	400,000	400,000
5.33%, 9/6/2023	425,000	425,000
5.33%, 9/7/2023	450,000	450,000
Mizuho Bank Ltd.
5.32%, 9/1/2023	600,000	600,000
5.33%, 9/1/2023	1,300,000	1,300,000
Royal Bank of Canada 5.32%, 9/1/2023	400,000	400,000
Skandinaviska Enskilda Banken AB
5.32%, 9/1/2023	640,000	640,000
5.32%, 9/7/2023	500,000	500,000
Toronto-Dominion Bank (The) 5.32%, 9/1/2023	100,000	100,000
Total Time Deposits (Cost $8,731,362)		8,731,362
Total Short Term Investments (Cost $34,752,154)		34,752,154
Total Investments — 98.8% (Cost $50,160,454) *		50,160,454
Other Assets Less Liabilities — 1.2%		602,806
NET ASSETS — 100.0%		50,763,260

Percentages indicated are based on net assets.

Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2023.

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(d)	The rate shown is the effective yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

47	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 71.5%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,050,155. (a)	1,050,000	1,050,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $161,412. (a)	161,388	161,388
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,948,200. (a)	2,947,766	2,947,766
Bank of America NA, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000,147, collateralized by GNMA, 2.00% - 4.00%, due 12/20/2040 - 5/20/2052, with a value of $1,020,000.	1,000,000	1,000,000
Bank of Montreal, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,450,213, collateralized by FHLMC, 2.00% - 4.00%, due 9/15/2026 - 5/25/2052, FNMA, 1.25% - 6.00%, due 4/25/2025 - 5/25/2052 and GNMA, 2.00% - 6.64%, due 1/20/2042 - 2/20/2073, with a value of $1,493,720.	1,450,000	1,450,000
Barclays Capital, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,379,865, collateralized by U.S. Treasury Securities, 0.00% - 4.00%, due 11/30/2023 - 3/31/2030, with a value of $1,407,255.	1,379,662	1,379,662
Barclays Capital, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,000,294, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 11/15/2023 - 8/15/2053, with a value of $2,040,000.	2,000,000	2,000,000
BMO Capital Markets Corp., 5.35%, dated 8/31/2023, due 9/21/2023, repurchase price $501,560, collateralized by FHLB, 0.00%, due 9/5/2023 - 2/26/2024, FHLMC, 1.50% - 5.95%, due 5/25/2025 - 8/25/2052, FNMA, 0.72% - 6.30%, due 1/1/2029 - 8/25/2052, GNMA, 2.25% - 6.74%, due 6/16/2039 - 5/20/2071 and U.S. Treasury Securities, 0.13% - 3.88%, due 2/15/2024 - 1/31/2028, with a value of $518,584.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $1,150,169, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 11/15/2025 - 2/15/2053, with a value of $1,173,172.	1,150,000	1,150,000
BofA Securities, Inc., 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $92,013, collateralized by U.S. Treasury Securities, 0.13%, due 10/15/2024 - 4/15/2027, with a value of $93,840.	92,000	92,000
Canadian Imperial Bank of Commerce, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $425,063, collateralized by FHLMC, 2.00% - 7.00%, due 10/1/2038 - 8/1/2053 and FNMA, 1.50% - 6.50%, due 6/1/2028 - 8/1/2053, with a value of $433,564.	425,000	425,000
Citigroup Global Markets Holdings, Inc., 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $500,073, collateralized by U.S. Treasury Securities, 0.00% - 4.00%, due 2/29/2024 - 10/31/2029, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $600,088, collateralized by U.S. Treasury Securities, 0.50% - 3.88%, due 10/31/2024 - 3/31/2028, with a value of $612,000.	600,000	600,000
Citigroup Global Markets Holdings, Inc., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $3,500,516, collateralized by U.S. Treasury Securities, 0.00% - 3.00%, due 2/29/2024 - 8/15/2049, with a value of $3,570,000.	3,500,000	3,500,000
Citigroup Global Markets Holdings, Inc., 5.31%, dated 8/31/2023, due 9/5/2023, repurchase price $2,667,966, collateralized by U.S. Treasury Securities, 0.13% - 4.00%, due 10/31/2024 - 5/15/2030, with a value of $2,719,320.	2,666,000	2,666,000
Citigroup Global Markets Holdings, Inc., 5.34%, dated 8/31/2023, due 9/21/2023, repurchase price $1,253,894, collateralized by U.S. Treasury Securities, 0.38% - 3.88%, due 10/31/2024 - 11/30/2027, with a value of $1,275,000.	1,250,000	1,250,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	48

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Daiwa Capital Markets America, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,500,368, collateralized by FHLB, 5.55%, due 8/14/2024, FHLMC, 2.00% - 6.50%, due 7/26/2027 - 8/1/2053, FNMA, 1.50% - 7.00%, due 5/1/2025 - 9/1/2053, GNMA, 2.00% - 6.50%, due 4/20/2048 - 8/20/2053 and U.S. Treasury Securities, 0.00% - 5.45%, due 10/31/2023 - 11/15/2051, with a value of $2,550,375.	2,500,000	2,500,000
Deutsche Bank Securities, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,250,184, collateralized by U.S. Treasury Securities, 0.00% - 2.75%, due 11/15/2023 - 8/15/2053, with a value of $1,275,000.	1,250,000	1,250,000
Deutsche Bank Securities, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,000,294, collateralized by FFCB, 0.20% - 5.55%, due 9/1/2023 - 11/26/2036, FHLB, 0.00% - 5.55%, due 9/1/2023 - 9/14/2029, FHLMC, 0.00% - 5.50%, due 9/8/2023 - 6/1/2053, FNMA, 0.00% - 6.50%, due 9/12/2023 - 8/1/2053, Other Instrument, Tennessee Valley Authority, 0.75% - 7.13%, due 9/15/2024 - 12/15/2042 and U.S. Treasury Securities, 0.00% - 6.25%, due 9/7/2023 - 11/15/2052, with a value of $2,039,488.	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $4,000,589, collateralized by FNMA, 2.50% - 6.50%, due 2/1/2026 - 9/1/2062 and GNMA, 1.25% - 3.95%, due 2/16/2048 - 1/16/2054, with a value of $4,080,001.	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $500,074, collateralized by U.S. Treasury Securities, 0.00% - 5.50%, due 8/15/2028 - 11/15/2051, with a value of $510,000.	500,000	500,000
Federal Reserve Bank of New York, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $100,314,766, collateralized by U.S. Treasury Securities, 0.63% - 4.50%, due 12/31/2026 - 5/15/2052, with a value of $100,314,766.	100,300,000	100,300,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $6,000,883, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 10/12/2023 - 8/15/2049, with a value of $6,120,000.	6,000,000	6,000,000
Fixed Income Clearing Corp., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000,148, collateralized by U.S. Treasury Securities, 1.63% - 2.75%, due 10/15/2027 - 8/15/2032, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $7,001,032, collateralized by U.S. Treasury Securities, 0.00% - 5.00%, due 10/3/2023 - 2/15/2053, with a value of $7,140,000.	7,000,000	7,000,000
Goldman Sachs & Co. LLC, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $4,750,699, collateralized by GNMA, 2.50% - 6.50%, due 8/20/2049 - 6/20/2053 and U.S. Treasury Securities, 0.50%, due 11/30/2023, with a value of $4,845,000.	4,750,000	4,750,000
Goldman Sachs & Co. LLC, 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $5,000,738, collateralized by FHLMC, 1.50% - 7.00%, due 6/1/2025 - 9/1/2053, FNMA, 1.50% - 7.00%, due 12/1/2024 - 9/1/2057 and GNMA, 2.50% - 6.50%, due 12/20/2028 - 7/20/2053, with a value of $5,100,000.	5,000,000	5,000,000
Goldman Sachs & Co. LLC, 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $6,000,885, collateralized by FHLMC, 1.50% - 6.00%, due 5/1/2033 - 7/1/2053, FNMA, 1.50% - 6.50%, due 12/1/2024 - 3/1/2060, GNMA, 2.50% - 6.50%, due 10/20/2036 - 8/20/2053 and U.S. Treasury Securities, 1.63% - 2.50%, due 2/28/2026 - 5/15/2026, with a value of $6,120,000.	6,000,000	6,000,000
Goldman Sachs & Co. LLC, 5.31%, dated 8/31/2023, due 9/6/2023, repurchase price $2,502,213, collateralized by FHLMC, 1.50% - 6.00%, due 6/1/2030 - 5/1/2053, FNMA, 1.50% - 7.50%, due 2/1/2026 - 7/1/2056 and GNMA, 2.00% - 6.50%, due 2/20/2034 - 12/15/2059, with a value of $2,550,000.	2,500,000	2,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

49	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 5.31%, dated 8/31/2023, due 9/7/2023, repurchase price $2,502,581, collateralized by FHLMC, 1.50% - 7.00%, due 4/1/2025 - 8/1/2053, FNMA, 1.50% - 6.50%, due 9/1/2024 - 6/1/2062 and GNMA, 2.00% - 6.50%, due 10/20/2024 - 6/15/2063, with a value of $2,550,000.	2,500,000	2,500,000
ING Financial Markets LLC, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $400,059, collateralized by FHLMC, 4.15% - 6.00%, due 7/1/2036 - 8/1/2053 and FNMA, 1.50% - 6.50%, due 11/1/2032 - 8/1/2053, with a value of $408,060.	400,000	400,000
Metropolitan Life Insurance Co., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000,148, collateralized by U.S. Treasury Securities, 0.00% - 2.25%, due 8/15/2027 - 2/15/2051, with a value of $1,020,150.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 5.31%, dated 8/31/2023, due 9/5/2023, repurchase price $800,590, collateralized by GNMA, 2.50% - 5.00%, due 9/20/2041 - 6/20/2052, with a value of $816,361.	800,000	800,000
Morgan Stanley & Co. LLC, 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000, collateralized by FHLB, 2.60%, due 12/4/2025, FNMA, 2.50% - 4.50%, due 4/1/2024 - 9/1/2052 and GNMA, 3.00% - 7.50%, due 3/20/2024 - 8/20/2053, with a value of $1,020.	1,000	1,000
Natixis SA, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $2,000,294, collateralized by FFCB, 1.73% - 3.70%, due 10/26/2035 - 3/24/2042, FHLMC, 2.00% - 6.50%, due 5/15/2027 - 8/1/2053, FNMA, 2.00% - 7.00%, due 12/1/2027 - 12/25/2058, GNMA, 2.00% - 6.00%, due 5/20/2032 - 5/20/2052, Tennessee Valley Authority, 0.00% - 5.38%, due 1/15/2038 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 4.75%, due 8/15/2024 - 8/15/2053, with a value of $2,044,042.	2,000,000	2,000,000
Natixis SA, 5.34%, dated 8/31/2023, due 9/21/2023, repurchase price $1,003,115, collateralized by U.S. Treasury Securities, 0.00% - 6.63%, due 10/26/2023 - 2/15/2053, with a value of $1,028,473.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nomura Securities Co. Ltd., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $4,000,589, collateralized by FHLB, 5.40%, due 5/20/2024, FHLMC, 1.50% - 6.50%, due 7/1/2038 - 9/1/2053, FNMA, 1.50% - 7.00%, due 5/1/2027 - 8/1/2053, GNMA, 2.50% - 6.00%, due 4/20/2048 - 10/15/2064, Tennessee Valley Authority, 4.88%, due 1/15/2048 and U.S. Treasury Securities, 0.00% - 3.50%, due 11/15/2023 - 2/15/2046, with a value of $4,080,601.	4,000,000	4,000,000
Norinchukin Bank (The), 5.34%, dated 8/31/2023, due 9/6/2023, repurchase price $500,445, collateralized by U.S. Treasury Securities, 0.00%, due 4/30/2028 - 4/30/2030, with a value of $510,000.	500,000	500,000
RBC Capital Markets LLC, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,500,221, collateralized by FFCB, 0.67% - 5.71%, due 9/8/2023 - 12/23/2030, FHLB, 0.25% - 6.00%, due 12/28/2023 - 1/8/2029, FHLMC, 0.81% - 8.50%, due 10/15/2023 - 9/25/2051, FNMA, 1.00% - 7.00%, due 9/25/2023 - 7/1/2052, GNMA, 1.25% - 9.00%, due 11/20/2023 - 11/20/2069 and Tennessee Valley Authority, 2.88%, due 2/1/2027, with a value of $1,540,612.	1,500,000	1,500,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/15/2023, repurchase price $1,503,338, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 3/31/2024 - 7/15/2032, with a value of $1,530,000.	1,500,000	1,500,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/18/2023, repurchase price $802,136, collateralized by U.S. Treasury Securities, 1.13% - 4.63%, due 9/15/2025 - 12/31/2029, with a value of $816,000.	800,000	800,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/19/2023, repurchase price $802,255, collateralized by U.S. Treasury Securities, 2.75% - 4.25%, due 12/31/2024 - 12/31/2029, with a value of $816,000.	800,000	800,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	50

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/20/2023, repurchase price $870,575, collateralized by U.S. Treasury Securities, 1.88% - 4.63%, due 6/30/2025 - 2/15/2032, with a value of $885,360.	868,000	868,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/20/2023, repurchase price $1,303,857, collateralized by U.S. Treasury Securities, 0.25% - 4.50%, due 4/30/2024 - 5/15/2031, with a value of $1,326,000.	1,300,000	1,300,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/21/2023, repurchase price $1,504,673, collateralized by U.S. Treasury Securities, 0.00% - 5.61%, due 9/21/2023 - 1/15/2032, with a value of $1,530,000.	1,500,000	1,500,000
Societe Generale SA, 5.38%, dated 8/31/2023, due 10/3/2023, repurchase price $703,452, collateralized by GNMA, 2.00% - 6.00%, due 6/20/2027 - 4/20/2053, with a value of $714,000.	700,000	700,000
The Northwestern Mutual Life Insurance Co., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000,148, collateralized by FHLMC, 3.50%, due 9/1/2042 and FNMA, 0.00% - 5.00%, due 12/1/2039 - 12/1/2052, with a value of $1,020,150.	1,000,000	1,000,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $1,207,104. (a)	1,206,927	1,206,927
Wells Fargo Bank NA, 5.38%, dated 8/31/2023, due 9/21/2023, repurchase price $1,003,138, collateralized by FHLMC, 4.50% - 6.00%, due 9/1/2052 - 7/1/2053, FNMA, 4.00% - 5.00%, due 11/1/2040 - 7/1/2053 and Tennessee Valley Authority, 0.00%, due 3/15/2036, with a value of $1,025,640.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $2,200,325, collateralized by FHLMC, 1.50% - 7.00%, due 11/1/2024 - 9/1/2053 and GNMA, 4.50%, due 4/20/2053 - 5/20/2053, with a value of $2,244,331.	2,200,000	2,200,000
Wells Fargo Securities LLC, 5.32%, dated 8/31/2023, due 9/5/2023, repurchase price $2,001,478, collateralized by GNMA, 1.50% - 6.50%, due 10/20/2030 - 8/20/2053, with a value of $2,042,110.	2,000,000	2,000,000
Total Repurchase Agreements (Cost $192,047,743)		192,047,743
U.S. Government Agency Securities — 11.0%
FFCB Funding Corp.
(Federal Reserve Bank Prime Loan Rate US + (3.15)%), 5.36%, 9/1/2023 (b)	200,000	199,997
(Federal Reserve Bank Prime Loan Rate US + (3.15)%), 5.36%, 9/1/2023 (b)	100,000	99,998
(US Treasury 3 Month Bill Money Market Yield + (0.04)%), 5.37%, 9/1/2023 (b)	450,000	449,992
(Federal Reserve Bank Prime Loan Rate US + (3.13)%), 5.37%, 9/1/2023 (b)	100,000	99,997
(Federal Reserve Bank Prime Loan Rate US + (3.14)%), 5.37%, 9/1/2023 (b)	150,000	150,000
(Federal Reserve Bank Prime Loan Rate US + (3.10)%), 5.40%, 9/1/2023 (b)	325,000	325,000
(SOFR + 0.14%), 5.44%, 9/1/2023 (b)	297,000	296,953
(SOFR + 0.15%), 5.45%, 9/1/2023 (b)	250,000	249,978
(SOFR + 0.16%), 5.46%, 9/1/2023 (b)	625,000	625,000
(SOFR + 0.17%), 5.47%, 9/1/2023 (b)	450,000	450,000
(SOFR + 0.19%), 5.49%, 9/1/2023 (b)	475,000	474,963
(SOFR + 0.20%), 5.50%, 9/1/2023 (b)	255,000	255,000
FHLB
DN, 5.17%, 9/1/2023 (c)	165,633	165,633
(SOFR + 0.12%), 5.42%, 9/1/2023 (b)	2,000,000	2,000,000
(SOFR + 0.16%), 5.46%, 9/1/2023 (b)	250,000	250,000
(SOFR + 0.16%), 5.46%, 9/1/2023 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 5.46%, 9/1/2023 (b)	325,000	325,000
(SOFR + 0.16%), 5.46%, 9/1/2023 (b)	1,350,000	1,350,000
(SOFR + 0.16%), 5.47%, 9/10/2023 (b)	1,000,000	1,000,000
DN, 4.83%, 9/15/2023 (c)	100,000	99,813
DN, 5.00%, 9/22/2023 (c)	1,900,000	1,894,480
DN, 4.90%, 1/12/2024 (c)	500,000	491,115
DN, 4.89%, 2/9/2024 (c)	1,390,000	1,360,286
5.00%, 2/16/2024	475,000	475,000
SEE NOTES TO FINANCIAL STATEMENTS.

51	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
5.35%, 5/3/2024	1,900,000	1,900,000
5.35%, 5/3/2024	2,000,000	2,000,000
5.28%, 5/10/2024	950,000	950,000
5.36%, 5/10/2024	950,000	950,000
5.30%, 5/14/2024	1,000,000	1,000,000
5.23%, 5/17/2024	1,000,000	1,000,000
5.36%, 6/11/2024	1,000,000	1,000,000
5.45%, 6/18/2024	975,000	975,000
5.46%, 6/18/2024	975,000	975,000
5.51%, 7/12/2024	1,000,000	1,000,000
5.58%, 8/14/2024	1,000,000	1,000,000
5.62%, 8/26/2024	1,350,000	1,350,000
FHLMC, 5.42%, 6/17/2024	975,000	975,000
FNMA, 4.99%, 2/16/2024	475,000	475,000
Total U.S. Government Agency Securities (Cost $29,638,205)		29,638,205
U.S. Treasury Obligations — 9.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.34%, 9/1/2023 (b)	5,480,460	5,477,791
(US Treasury 3 Month Bill Money Market Yield + (0.02)%), 5.40%, 9/1/2023 (b)	12,656,000	12,657,244
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (b)	4,939,625	4,939,737
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.55%, 9/1/2023 (b)	1,652,900	1,650,999
U.S. Treasury Notes, (US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.58%, 9/1/2023 (b)	1,500,000	1,500,780
Total U.S. Treasury Obligations (Cost $26,226,551)		26,226,551
Short Term Investments — 5.8%
U.S. Treasury Obligations — 5.8%
U.S. Treasury Bills
5.29%, 9/14/2023 (c)	390,650	389,905
5.31%, 10/3/2023 (c)	50,000	49,765
5.24%, 10/10/2023 (c)	2,485,000	2,470,977
5.27%, 10/31/2023 (c)	660,000	654,252
5.33%, 11/2/2023 (c)	1,300,000	1,288,179
5.33%, 11/21/2023 (c)	2,634,300	2,603,062
5.37%, 11/28/2023 (c)	100,000	98,704
5.39%, 12/12/2023 (c)	1,500,000	1,477,433
5.25%, 12/14/2023 (c)	1,340,000	1,319,984
5.39%, 12/19/2023 (c)	569,000	559,861
5.39%, 2/1/2024 (c)	1,300,000	1,270,883
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
5.42%, 2/15/2024 (c)	1,305,000	1,272,976
4.83%, 4/18/2024 (c)	1,058,000	1,026,467
5.19%, 6/13/2024 (c)	380,000	364,966
5.32%, 8/8/2024 (c)	655,000	623,514
Total U.S. Treasury Obligations (Cost $15,470,928)		15,470,928
Total Short Term Investments (Cost $15,470,928)		15,470,928
Total Investments — 98.1% (Cost $263,383,427) *		263,383,427
Other Assets Less Liabilities — 1.9%		5,010,509
NET ASSETS — 100.0%		268,393,936

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III - At August 31,
2023, certain Funds had undivided interests in the
Agency Joint Trading Account I, II and III with a
maturity date of September 1, 2023, as follows for
JPMorgan U.S. Government Money Market
Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$1,050,000	$1,050,155	$1,071,158
Agency Joint Trading Account II	161,388	161,412	164,616
Agency Joint Trading Account III	2,947,766	2,948,200	3,008,379
Treasury Joint Trading Account I	1,206,927	1,207,104	1,231,237

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	52

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
Repurchase Agreements - At August 31, 2023, the Principal Amounts of certain Funds' interests in the Agency Joint Trading Account I, II, III were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities (USA) LLC	5.30%	$1,050,000
Agency Joint Trading Account II
BofA Securities, Inc.	5.30%	111,120
Citigroup Global Markets Holdings, Inc.	5.30%	50,268
Total		161,388
Agency Joint Trading Account III
BNP Paribas SA	5.30%	2,947,766
Treasury Joint Trading Account I
BNP Paribas SA	5.28%	1,147,178
Citibank NA	5.28%	59,749
Total		1,206,927

At August 31, 2023, the Agency Joint Trading Account I, II, III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FNMA	2.00-6.00%	8/1/2050-8/1/2053
Agency Joint Trading Account II
FNMA	1.50-6.50%	5/1/2035-11/1/2061
U.S. Treasury Securities	0.00%	5/15/2025-5/15/2053
Agency Joint Trading Account III
FHLMC	1.22-7.00%	3/1/2024-9/1/2053
FNMA	1.50-7.50%	6/1/2024-11/25/2058
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00-7.50%	9/14/2023-11/15/2052

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(c)	The rate shown is the effective yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

53	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 83.6%
BNP Paribas SA, 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $450,066, collateralized by U.S. Treasury Securities, 0.00% - 4.00%, due 2/15/2026 - 5/15/2052, with a value of $459,067.	450,000	450,000
Citigroup Global Markets Holdings, Inc., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $500,074, collateralized by U.S. Treasury Securities, 3.88% - 4.63%, due 3/15/2026 - 11/30/2027, with a value of $510,000.	500,000	500,000
Citigroup Global Markets Holdings, Inc., 5.31%, dated 8/31/2023, due 9/5/2023, repurchase price $334,246, collateralized by U.S. Treasury Securities, 0.38% - 3.88%, due 9/30/2027 - 11/30/2027, with a value of $340,680.	334,000	334,000
Citigroup Global Markets Holdings, Inc., 5.34%, dated 8/31/2023, due 9/21/2023, repurchase price $752,336, collateralized by U.S. Treasury Securities, 0.38% - 3.88%, due 9/30/2027 - 11/30/2027, with a value of $765,000.	750,000	750,000
Federal Reserve Bank of New York, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $25,003,681, collateralized by U.S. Treasury Securities, 1.63% - 2.75%, due 2/15/2024 - 5/15/2031, with a value of $25,003,681.	25,000,000	25,000,000
Fixed Income Clearing Corp., 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000,147, collateralized by U.S. Treasury Securities, 1.63%, due 10/15/2027 - 5/15/2031, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 5.31%, dated 8/31/2023, due 9/1/2023, repurchase price $2,000,295, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 10/15/2025 - 5/15/2052, with a value of $2,040,000.	2,000,000	2,000,000
ING Financial Markets LLC, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $200,029, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 12/15/2023 - 2/15/2053, with a value of $204,030.	200,000	200,000
Morgan Stanley & Co. LLC, 5.30%, dated 8/31/2023, due 9/1/2023, repurchase price $1,000, collateralized by U.S. Treasury Securities, 0.00%, due 11/15/2026 - 8/15/2048, with a value of $1,020.	1,000	1,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 5.34%, dated 8/31/2023, due 9/18/2023, repurchase price $200,534, collateralized by U.S. Treasury Securities, 4.13%, due 11/15/2032, with a value of $204,000.	200,000	200,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/19/2023, repurchase price $200,564, collateralized by U.S. Treasury Securities, 4.00%, due 6/30/2028, with a value of $204,000.	200,000	200,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/20/2023, repurchase price $132,392, collateralized by U.S. Treasury Securities, 4.00% - 4.38%, due 6/30/2028 - 8/31/2028, with a value of $134,640.	132,000	132,000
Societe Generale SA, 5.34%, dated 8/31/2023, due 9/20/2023, repurchase price $200,593, collateralized by U.S. Treasury Securities, 4.00% - 4.13%, due 6/30/2028 - 11/15/2032, with a value of $204,000.	200,000	200,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.28%, dated 8/31/2023, due 9/1/2023, repurchase price $1,743,329. (a)	1,743,073	1,743,073
Total Repurchase Agreements (Cost $32,710,073)		32,710,073
U.S. Treasury Obligations — 5.4%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.34%, 9/1/2023 (b)	347,000	346,833
(US Treasury 3 Month Bill Money Market Yield + (0.02)%), 5.40%, 9/1/2023 (b)	668,000	668,100
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (b)	910,800	910,979
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.55%, 9/1/2023 (b)	163,000	162,813
Total U.S. Treasury Obligations (Cost $2,088,725)		2,088,725
Short Term Investments — 9.1%
U.S. Treasury Obligations — 9.1%
U.S. Treasury Bills
5.29%, 9/14/2023 (c)	60,000	59,886
5.35%, 10/3/2023 (c)	195,000	194,077
5.32%, 10/5/2023 (c)	250,000	248,751
5.24%, 10/10/2023 (c)	345,000	343,053
5.27%, 10/31/2023 (c)	130,000	128,868
5.33%, 11/2/2023 (c)	200,000	198,181
4.97%, 11/9/2023 (c)	70,000	69,340
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	54

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.34%, 11/21/2023 (c)	600,000	592,881
5.37%, 11/28/2023 (c)	400,000	394,818
5.38%, 12/5/2023 (c)	200,000	197,203
5.39%, 12/12/2023 (c)	200,000	196,991
5.25%, 12/14/2023 (c)	259,000	255,131
5.39%, 2/8/2024 (c)	200,000	195,322
5.42%, 2/15/2024 (c)	200,000	195,092
4.83%, 4/18/2024 (c)	156,000	151,350
5.19%, 6/13/2024 (c)	57,000	54,745
5.32%, 8/8/2024 (c)	100,000	95,193
Total U.S. Treasury Obligations (Cost $3,570,882)		3,570,882
Total Short Term Investments (Cost $3,570,882)		3,570,882
Total Investments — 98.1% (Cost $38,369,680) *		38,369,680
Other Assets Less Liabilities — 1.9%		738,577
NET ASSETS — 100.0%		39,108,257

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At August 31,
2023, certain Funds had undivided interests in the
Treasury Joint Trading Account I with a maturity date
of September 1, 2023, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$1,743,073	$1,743,329	$1,778,183

Repurchase Agreements - At August 31, 2023, the Principal Amounts of certain Funds' interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	5.28%	$1,656,782
Citibank NA	5.28%	86,291
Total		1,743,073

At August 31, 2023, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00-7.50%	9/14/2023-11/15/2052

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(c)	The rate shown is the effective yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

55	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 55.0%
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 5.46%, 9/1/2023 (a)	40,000	39,998
(Federal Reserve Bank Prime Loan Rate US + (3.00)%), 5.51%, 9/1/2023 (a)	50,000	50,000
FHLB
DN, 5.20%, 9/1/2023 (b)	70,000	70,000
(SOFR + 0.01%), 5.31%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.02%), 5.32%, 9/1/2023 (c)	400,000	400,000
(SOFR + 0.02%), 5.32%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.02%), 5.32%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.02%), 5.32%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.03%), 5.33%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.03%), 5.33%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.03%), 5.33%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.03%), 5.33%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.03%), 5.33%, 9/1/2023 (a)	400,000	400,000
(SOFR + 0.05%), 5.35%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.06%), 5.36%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.06%), 5.36%, 9/1/2023 (a)	200,000	200,000
(SOFR + 0.07%), 5.37%, 9/1/2023 (a)	100,000	100,000
(SOFR + 0.14%), 5.44%, 9/1/2023 (a)	25,000	25,000
(SOFR + 0.16%), 5.46%, 9/1/2023 (a)	25,000	25,000
(SOFR + 0.04%), 5.35%, 9/4/2023 (a)	100,000	100,000
DN, 5.29%, 9/21/2023 (b)	200,000	199,414
DN, 5.00%, 9/22/2023 (b)	25,000	24,927
DN, 5.28%, 9/29/2023 (b)	50,000	49,796
DN, 4.95%, 10/18/2023 (b)	25,000	24,839
DN, 5.02%, 10/20/2023 (b)	25,000	24,831
DN, 5.04%, 10/24/2023 (b)	100,000	99,264
DN, 4.96%, 10/25/2023 (b)	25,000	24,815
DN, 4.96%, 10/31/2023 (b)	25,000	24,795
DN, 5.35%, 11/3/2023 (b)	200,000	198,263
DN, 5.06%, 11/15/2023 (b)	27,000	26,718
DN, 5.42%, 12/20/2023 (b)	50,000	49,186
DN, 4.99%, 1/4/2024 (b)	25,000	24,575
DN, 4.90%, 1/12/2024 (b)	10,000	9,822
DN, 4.89%, 2/9/2024 (b)	10,000	9,786
5.35%, 5/3/2024	25,000	25,000
5.28%, 5/6/2024	25,000	25,000
5.28%, 5/10/2024	25,000	25,000
5.36%, 5/10/2024	25,000	25,000
5.30%, 5/22/2024	25,000	25,000
5.51%, 7/12/2024	25,000	25,000
5.58%, 8/14/2024	25,000	25,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

5.62%, 8/26/2024	25,000	25,000
Total U.S. Government Agency Securities (Cost $3,901,029)		3,901,029
U.S. Treasury Obligations — 9.5%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.34%, 9/1/2023 (a)	150,000	149,875
(US Treasury 3 Month Bill Money Market Yield + (0.02)%), 5.40%, 9/1/2023 (a)	225,000	225,007
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (a)	72,000	72,012
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.55%, 9/1/2023 (a)	100,000	100,146
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (a)	100,000	100,012
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.61%, 9/1/2023 (a)	25,000	24,996
Total U.S. Treasury Obligations (Cost $672,048)		672,048
Short Term Investments — 38.4%
U.S. Treasury Obligations — 38.4%
U.S. Treasury Bills
5.28%, 9/5/2023 (b)	55,000	54,968
5.27%, 9/7/2023 (b)	100,214	100,126
5.26%, 9/12/2023 (b)	200,000	199,679
5.29%, 9/14/2023 (b)	100,000	99,809
5.29%, 9/19/2023 (b)	400,000	398,945
5.24%, 9/21/2023 (b)	300,000	299,129
5.30%, 9/26/2023 (b)	200,000	199,266
5.31%, 9/28/2023 (b)	100,000	99,604
5.28%, 10/3/2023 (b)	200,000	199,065
5.31%, 10/5/2023 (b)	100,000	99,501
5.30%, 10/10/2023 (b)	225,000	223,715
5.32%, 10/17/2023 (b)	100,000	99,325
5.33%, 10/24/2023 (b)	100,000	99,221
5.33%, 10/31/2023 (b)	100,000	99,177
5.33%, 11/2/2023 (b)	100,000	99,091
5.36%, 11/16/2023 (b)	25,000	24,721
5.33%, 11/21/2023 (b)	100,000	98,814
5.36%, 12/7/2023 (b)	25,000	24,644
5.39%, 12/12/2023 (b)	50,000	49,248
5.41%, 12/26/2023 (b)	100,000	98,287
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	56

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.43%, 1/2/2024 (b)	33,000	32,419
5.42%, 2/15/2024 (b)	25,000	24,387
Total U.S. Treasury Obligations (Cost $2,723,141)		2,723,141
Total Short Term Investments (Cost $2,723,141)		2,723,141
Total Investments — 102.9% (Cost $7,296,218) *		7,296,218
Liabilities in Excess of Other Assets — (2.9)%		(204,333)
NET ASSETS — 100.0%		7,091,885

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(b)	The rate shown is the effective yield as of August 31, 2023.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

SEE NOTES TO FINANCIAL STATEMENTS.

57	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 11.2%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + (0.08)%), 5.34%, 9/1/2023 (a)	2,045,000	2,044,082
(US Treasury 3 Month Bill Money Market Yield + (0.02)%), 5.40%, 9/1/2023 (a)	4,621,000	4,621,571
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (a)	2,861,000	2,861,085
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.55%, 9/1/2023 (a)	1,473,000	1,472,016
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.45%, 9/1/2023 (a)	350,000	350,089
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 5.54%, 9/1/2023 (a)	1,100,000	1,099,153
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.58%, 9/1/2023 (a)	1,613,120	1,613,526
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.61%, 9/1/2023 (a)	2,282,200	2,282,777
Total U.S. Treasury Obligations (Cost $16,344,299)		16,344,299
Short Term Investments — 95.4%
U.S. Treasury Obligations — 95.4%
U.S. Treasury Bills
5.19%, 9/5/2023 (b)	10,365,000	10,359,022
5.24%, 9/7/2023 (b)	4,261,101	4,257,387
5.20%, 9/12/2023 (b)	12,300,000	12,280,499
5.16%, 9/14/2023 (b)	3,125,000	3,119,188
5.23%, 9/19/2023 (b)	11,405,000	11,375,262
5.05%, 9/21/2023 (b)	4,625,000	4,612,057
5.30%, 9/26/2023 (b)	10,100,000	10,062,992
5.14%, 9/28/2023 (b)	5,170,000	5,150,145
5.31%, 10/3/2023 (b)	11,990,000	11,937,132
5.30%, 10/5/2023 (b)	5,300,000	5,273,585
5.29%, 10/10/2023 (b)	11,275,000	11,210,704
5.31%, 10/12/2023 (b)	4,500,000	4,472,943
5.29%, 10/17/2023 (b)	10,500,000	10,429,492
5.16%, 10/19/2023 (b)	2,250,000	2,234,640
5.32%, 10/24/2023 (b)	5,775,000	5,730,155
5.32%, 10/31/2023 (b)	6,300,000	6,247,542
5.33%, 11/2/2023 (b)	1,500,000	1,486,360
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
5.30%, 11/7/2023 (b)	500,000	495,122
5.16%, 11/9/2023 (b)	2,750,000	2,723,061
5.32%, 11/14/2023 (b)	500,000	494,596
5.33%, 11/21/2023 (b)	1,700,000	1,679,839
5.37%, 11/28/2023 (b)	1,339,700	1,322,343
5.38%, 12/5/2023 (b)	1,480,000	1,459,300
5.33%, 12/7/2023 (b)	500,000	492,927
5.38%, 12/12/2023 (b)	2,200,000	2,166,949
5.23%, 12/14/2023 (b)	1,250,000	1,231,385
5.39%, 12/19/2023 (b)	750,000	737,953
5.41%, 12/26/2023 (b)	1,500,000	1,474,311
5.43%, 1/2/2024 (b)	1,400,000	1,375,334
5.39%, 2/1/2024 (b)	1,500,000	1,466,404
5.42%, 2/15/2024 (b)	730,000	712,086
4.82%, 4/18/2024 (b)	575,000	557,870
5.19%, 6/13/2024 (b)	190,000	182,483
5.32%, 8/8/2024 (b)	375,000	356,974
Total U.S. Treasury Obligations (Cost $139,168,042)		139,168,042
Total Short Term Investments (Cost $139,168,042)		139,168,042
Total Investments — 106.6% (Cost $155,512,341) *		155,512,341
Liabilities in Excess of Other Assets — (6.6)%		(9,616,870)
NET ASSETS — 100.0%		145,895,471

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(b)	The rate shown is the effective yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	58

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 67.4%
Alabama — 0.1%
Alabama Housing Finance Authority, Multi-Family, Alison Pointe Apartments Project Series 2007B, Rev., VRDO, LOC : US Bank NA, 4.28%, 9/8/2023 (a)	5,490	5,490
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,325	1,325
		6,815
Alaska — 1.3%
Alaska Housing Finance Corp., Home Mortgage
Series 2009B, Rev., LIQ : Wells Fargo Bank NA, 4.00%, 9/8/2023 (a)	56,725	56,725
Series 2007B, Rev., VRDO, LIQ : FHLB, 4.01%, 9/8/2023 (a)	15,700	15,700
Series 2007A, Rev., VRDO, LIQ : FHLB, 4.02%, 9/8/2023 (a)	24,175	24,175
City of Valdez, Exxon Pipeline Co. Project
Series 1993A, Rev., VRDO, 3.80%, 9/1/2023 (a)	10,180	10,180
Series 1993-B, Rev., VRDO, 3.80%, 9/1/2023 (a)	25,650	25,650
		132,430
Arizona — 0.6%
Arizona Health Facilities Authority Series 2015-XF2050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	21,000	21,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	21,000	21,000
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 4.18%, 9/8/2023 (a)	16,205	16,205
		58,205
California — 1.2%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.11%, 9/8/2023 (a)	1,370	1,370
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 1997A, Rev., VRDO, LOC : FNMA, 4.15%, 9/8/2023 (a)	8,500	8,500
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/8/2023 (a)	3,200	3,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Tender Option Bond Trust Receipts/Certificates
Series 2022-BAML5025, Rev., VRDO, LIQ : Bank of America NA, 3.59%, 9/1/2023 (a) (b)	25,500	25,500
Series 2021-XF2962, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	640	640
Series 2022-XM0991, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	28,000	28,000
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	19,870	19,870
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	32,465	32,465
		119,545
Colorado — 1.6%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 4.01%, 9/8/2023 (a)	24,240	24,240
Colorado Housing and Finance Authority, Multi-Family, Greentree Village Apartments Project, Rev., VRDO, LOC : US Bank NA, 4.18%, 9/8/2023 (a)	4,250	4,250
Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I-S, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 4.10%, 9/8/2023 (a)	30,000	30,000
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 4.12%, 9/8/2023 (a)	12,300	12,300
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	3,905	3,905
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 4.12%, 9/8/2023 (a) (b)	3,675	3,675
Series 2015-XF0239, Rev., VRDO, LIQ : TD Bank NA, 4.14%, 9/8/2023 (a) (b)	4,000	4,000
University of Colorado, Hospital Authority
Series 2018B, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	39,760	39,760
Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	39,065	39,065
		161,195
Connecticut — 0.8%
City of Danbury, GO, BAN, 5.00%, 1/24/2024	31,400	31,560
SEE NOTES TO FINANCIAL STATEMENTS.

59	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Connecticut Housing Finance Authority, Housing Mortgage
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 4.01%, 9/8/2023 (a)	12,050	12,050
Series A, Subseries A-3, Rev., VRDO, LIQ : TD Bank NA, 4.01%, 9/8/2023 (a)	10,000	10,000
Subseries 2020A-3, Rev., VRDO, LIQ : UBS AG, 4.06%, 9/8/2023 (a)	24,000	24,000
		77,610
Delaware — 0.0% ^
Delaware State Economic Development Authority, YMCA Delaware Project, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	3,190	3,190
District of Columbia — 0.9%
District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	18,135	18,135
Metropolitan Washington Airports Authority Aviation
Series 2010D, Rev., VRDO, LOC : TD Bank NA, 4.06%, 9/8/2023 (a)	10,000	10,000
Subseries A-3, Rev., AMT, VRDO, LOC : TD Bank NA, 4.08%, 9/8/2023 (a)	3,200	3,200
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3140, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	7,500	7,500
		88,835
Florida — 4.6%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project
Series 2008, Rev., VRDO, LOC : FNMA, 4.05%, 9/8/2023 (a)	1,350	1,350
Rev., VRDO, LOC : Citibank NA, 4.10%, 9/8/2023 (a)	2,630	2,630
City of Jacksonville, Health Care Facilities, Baptist Health
Series 2019B, Rev., VRDO, 4.05%, 9/8/2023 (a)	27,605	27,605
Series 2019C, Rev., VRDO, 4.05%, 9/8/2023 (a)	40,240	40,240
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Collier County Industrial Development Authority, Allete Inc., Project, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	27,800	27,800
Collier County Industrial Development Authority, Ave Maria Utility Co. Project, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 4.10%, 9/8/2023 (a)	11,310	11,310
County of Escambia, Gulf Power Co., Project
Series 2, Rev., VRDO, 4.25%, 9/1/2023 (a)	34,700	34,700
Series R, Rev., VRDO, 3.95%, 9/8/2023 (a)	25,600	25,600
County of Martin, Florida Power and Light Co. Project, Rev., VRDO, 4.12%, 9/8/2023 (a)	43,900	43,900
County of Miami-Dade, Juvenile Courthouse Series 2003B, Rev., VRDO, AMBAC, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	9,600	9,600
County of St. Lucie, Power and Light Co. Project
Rev., VRDO, 4.05%, 9/1/2023 (a)	9,000	9,000
Rev., VRDO, 4.10%, 9/1/2023 (a)	20,900	20,900
Florida Housing Finance Agency, Sun Pointe Cove Apartments Series 85 XX, Rev., VRDO, FNMA, LIQ : FNMA, 4.26%, 9/8/2023 (a)	8,500	8,500
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 4.09%, 9/8/2023 (a)	12,000	12,000
Highlands County Health Facilities Authority, Adventist Health System
Series 2012I-2, Rev., VRDO, 4.00%, 9/8/2023 (a)	49,100	49,100
Series 2007A, Rev., VRDO, 4.06%, 9/8/2023 (a)	11,450	11,450
Hillsborough County Industrial Development Authority, Baycare Health System
Series 2020B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	7,800	7,800
Series 2020C, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	33,515	33,515
Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments, Rev., VRDO, LOC : Citibank NA, 4.10%, 9/8/2023 (a)	5,370	5,370
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	1,500	1,500
Series 2008A-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.10%, 9/8/2023 (a)	18,350	18,350
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	60

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Lee County Industrial Development Authority, Florida Power and Light Co. Project Series 2016B, Rev., AMT, VRDO, 4.60%, 9/8/2023 (a)	15,000	15,000
Orange County Housing Finance Authority, Multi-Family, Post Fountains, Rev., VRDO, FNMA, LIQ : FNMA, 4.00%, 9/8/2023 (a)	9,220	9,220
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 4.05%, 9/8/2023 (a)	3,970	3,970
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 4.30%, 9/8/2023 (a)	6,350	6,350
Tender Option Bond Trust Receipts/Certificates
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,775	2,775
Series 2023-XF3100, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	4,265	4,265
Series 2022-XX1279, Rev., VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	8,845	8,845
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	22,105	22,105
		474,750
Georgia — 1.5%
Bartow-Cartersville Joint Development Authority Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 4.37%, 9/8/2023 (a) (b)	140,000	140,000
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 4.20%, 9/1/2023 (a)	17,475	17,475
Griffin-Spalding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC : Bank of America NA, 4.24%, 9/8/2023 (a)	530	530
		158,005
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	21,300	21,300
Idaho Housing and Finance Association, Single Family Mortgage Series 2016A-3, Class I, Rev., AMT, VRDO, LIQ : FHLB, 4.08%, 9/8/2023 (a)	7,380	7,380
		28,680
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — 2.7%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co. (The), 4.21%, 9/8/2023 (a)	3,450	3,450
County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.10%, 9/8/2023 (a)	395	395
County of Will, ExxonMobil Project, Rev., VRDO, 3.85%, 9/1/2023 (a)	2,140	2,140
Illinois Development Finance Authority, Wheaton Academy, Rev., VRDO, LOC : BMO Harris Bank NA, 4.25%, 9/8/2023 (a)	6,500	6,500
Illinois Educational Facilities Authority, University of Chicago Series 2003B, Rev., VRDO, 4.00%, 9/7/2023 (a)	2,048	2,048
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.06%, 9/8/2023 (a)	2,200	2,200
Illinois Finance Authority, Hospital Sisters Services, Inc., Obligated Group Series 2012G, Rev., VRDO, LOC : Bank of Montreal, 4.04%, 9/8/2023 (a)	15,480	15,480
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 3.95%, 9/1/2023 (a)	48,100	48,100
Series 2021C, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	4,900	4,900
Illinois Finance Authority, Northwestern University
Series 2008-B, Rev., VRDO, 4.12%, 9/8/2023 (a)	15,540	15,540
Series 2004C, Rev., VRDO, 4.13%, 9/8/2023 (a)	145	145
Illinois Finance Authority, The University of Chicago Medical Center
Series 2011B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.05%, 9/8/2023 (a)	30,760	30,760
Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023 (a)	34,250	34,250
Illinois Finance Authority, The Wbez Alliance, Inc., Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.04%, 9/8/2023 (a)	2,825	2,825
Illinois Finance Authority, University of Chicago Series 2004C, Rev., VRDO, 4.00%, 9/8/2023 (a)	12,010	12,010
Illinois Finance Authority, University of Wesleyan, Rev., VRDO, LOC : PNC Bank NA, 4.10%, 9/8/2023 (a)	10,400	10,400
SEE NOTES TO FINANCIAL STATEMENTS.

61	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority,The University Of Chicago Medical Center Series 2006E-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023 (a)	4,100	4,100
Illinois Housing Development Authority
Rev., VRDO, LOC : BMO Harris Bank NA, 4.06%, 9/8/2023 (a)	2,000	2,000
Series 2019B, Rev., VRDO, LIQ : FHLB, 4.16%, 9/8/2023 (a)	500	500
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 4.00%, 9/8/2023 (a)	4,200	4,200
Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.15%, 9/6/2023 (a)	2,050	2,050
Joliet Regional Port District, ExxonMobil Project, Rev., VRDO, 3.90%, 9/1/2023 (a)	1,885	1,885
Tender Option Bond Trust Receipts/Certificates
Series 2015-XF1009, Rev., VRDO, AGM, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	15,740	15,740
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	2,110	2,110
Series 2022-XF3042, GO, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	21,150	21,150
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	35,075	35,075
		279,953
Indiana — 1.5%
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.10%, 9/8/2023 (a)	2,000	2,000
Indiana Finance Authority, Ascension Health SR. Credit Group Series 2008E-5, Rev., VRDO, 4.10%, 9/8/2023 (a)	23,425	23,425
Indiana Finance Authority, Duke Energy Indiana, Inc., Project Series 2009A-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 3.75%, 9/1/2023 (a)	5,215	5,215
Indiana Finance Authority, Parkview Health System, Inc.
Series 2009B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	12,810	12,810
Series 2009D, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	7,200	7,200
Series 2009-C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.20%, 9/8/2023 (a)	1,875	1,875
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, Trinity Health Obligated Group Series 2008D-1, Rev., VRDO, 4.04%, 9/8/2023 (a)	58,215	58,215
Indiana Health Facility Financing Authority, Ascension Health Credit Group
Series 2003E-6, Rev., VRDO, 4.10%, 9/8/2023 (a)	18,180	18,180
Series 2005A-2, Rev., VRDO, 4.10%, 9/8/2023 (a)	6,225	6,225
Indiana Housing and Community Development Authority Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	2,590	2,590
Indiana Municipal Power Agency Series 2019B, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	4,110	4,110
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1220, Rev., VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	9,750	9,750
		151,595
Iowa — 3.7%
County of Louisa, Pollution Control, Midwest Power System, Inc., Rev., VRDO, 4.15%, 9/8/2023 (a)	34,700	34,700
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 4.23%, 9/8/2023 (a) (b)	117,800	117,800
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 4.15%, 9/8/2023 (a)	80,395	80,395
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc. Project Series 2011A, Rev., VRDO, 4.09%, 9/8/2023 (a)	29,100	29,100
Iowa Finance Authority, Multi-Family Housing Series A, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	11,030	11,030
Iowa Finance Authority, Single Family Mortgage Series 2016B, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.03%, 9/8/2023 (a)	20,000	20,000
Iowa Finance Authority, Single Family Mortgage, Social Bonds Series 2022B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.03%, 9/8/2023 (a)	10,000	10,000
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2018B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	19,750	19,750
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	62

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	7,760	7,760
Series 2020B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	15,500	15,500
Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	5,200	5,200
Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project, Rev., AMT, VRDO, 4.30%, 9/8/2023 (a)	18,650	18,650
Iowa Finance Authority, Trinity Health Corp. Series 2000D, Rev., VRDO, 4.12%, 9/8/2023 (a)	230	230
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	14,800	14,800
		384,915
Kansas — 0.3%
Kansas Development Finance Authority, Health System Series 2011J, Rev., VRDO, LOC : US Bank NA, 3.95%, 9/1/2023 (a)	8,425	8,425
RBC Municipal Products, Inc. Trust, Floater Certificates Series G-23, GO, VRDO, LOC : Royal Bank of Canada, 3.35%, 9/8/2023 (a) (b)	12,500	12,500
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 3.95%, 9/1/2023 (a)	9,815	9,815
		30,740
Kentucky — 0.4%
City of Berea, Berea College Project
Series 2002A, Rev., VRDO, 4.05%, 9/1/2023 (a)	900	900
Series 2003B, Rev., VRDO, 4.05%, 9/1/2023 (a)	800	800
County of Daviess, Scott Paper Co., Project Series 1993-A, Rev., VRDO, 4.10%, 9/6/2023 (a)	23,900	23,900
Kentucky Economic Development Finance Authority, St. Elizabeth Medical Center Series 2009B, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	7,410	7,410
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc. Series 1999C, Rev., VRDO, 4.15%, 9/1/2023 (a)	11,505	11,505
		44,515
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — 0.4%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 3.90%, 9/1/2023 (a)	1,500	1,500
Louisiana Public Facilities Authority, Children Medical Center Project
Series 2017A, Rev., VRDO, LOC : UBS AG, 4.05%, 9/8/2023 (a)	15,000	15,000
Series 2017B, Rev., VRDO, LOC : UBS AG, 4.06%, 9/8/2023 (a)	10,000	10,000
Parish of St. Bernard, Mobil Oil Corp., Rev., VRDO, 3.85%, 9/1/2023 (a)	125	125
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	14,600	14,600
		41,225
Maryland — 1.2%
County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 3.70%, 9/1/2023 (a)	26,000	26,000
Maryland Community Development Administration Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	22,700	22,700
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series 1985B, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	9,550	9,550
Maryland State Transportation Authority Passenger Facility Charge Series 2012C, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 4.20%, 9/8/2023 (a)	2,200	2,200
Montgomery County Housing Opportunities Commission Series 2023A, Rev., VRDO, FNMA, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	3,550	3,550
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2018B, Rev., AMT, VRDO, LOC : PNC Bank NA, 4.11%, 9/8/2023 (a)	7,475	7,475
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3082, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	3,750	3,750
Series 2018-XF0605, Rev., VRDO, LIQ : Bank of America NA, 4.11%, 9/8/2023 (a) (b)	2,500	2,500
Washington Suburban Sanitary Commission Series B, GO, BAN, VRDO, GTD, LIQ : State Street Bank & Trust Co., 3.97%, 9/1/2023 (a)	48,200	48,200
		125,925
SEE NOTES TO FINANCIAL STATEMENTS.

63	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 0.7%
Massachusetts Health and Educational Facilities Authority, Capital Asset Program
Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 4.20%, 9/8/2023 (a)	440	440
Series 2004M-4A, Rev., VRDO, LOC : Bank of America NA, 4.22%, 9/8/2023 (a)	350	350
Massachusetts Housing Finance Agency, Single Family Housing
Series 196, Rev., VRDO, LIQ : UBS AG, 4.04%, 9/8/2023 (a)	11,800	11,800
Series 200, Rev., VRDO, LIQ : UBS AG, 4.04%, 9/8/2023 (a)	4,900	4,900
Series 204, Rev., VRDO, LIQ : UBS AG, 4.04%, 9/8/2023 (a)	10,000	10,000
Series 208, Rev., VRDO, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	3,400	3,400
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured, Subordinated Series 2022A-3, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/8/2023 (a)	12,450	12,450
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-144, GO, RAN, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	18,800	18,800
Series E-148, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2692, Rev., VRDO, LIQ : Citibank NA, 4.07%, 9/8/2023 (a) (b)	4,190	4,190
		76,330
Michigan — 2.2%
Michigan State Housing Development Authority, Rental Housing
Series 2016C, Rev., AMT, VRDO, LIQ : TD Bank NA, 4.05%, 9/8/2023 (a)	26,635	26,635
Series 2000A, Rev., AMT, VRDO, LIQ : FHLB, 4.08%, 9/8/2023 (a)	9,215	9,215
Series 2016E, Rev., AMT, VRDO, LIQ : UBS AG, 4.08%, 9/8/2023 (a)	4,150	4,150
Series 2022B, Rev., VRDO, LOC : Bank of America NA, 4.12%, 9/8/2023 (a)	37,400	37,400
Michigan State Housing Development Authority, Single Family Mortgage
Series 2006C, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	22,305	22,305
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Series 2009D, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	8,420	8,420
Series 2022B, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/8/2023 (a)	30,000	30,000
Series 2007E, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 4.08%, 9/8/2023 (a)	18,010	18,010
RIB Floater Trust Various States
Series 2022-048, Rev., VRDO, LIQ : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	27,695	27,695
Series 46, Rev., VRDO, LOC : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	17,950	17,950
University of Michigan
Series 2012D-1, Rev., VRDO, 3.75%, 9/1/2023 (a)	6,485	6,485
Series 2008A, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.76%, 9/1/2023 (a)	18,000	18,000
Series 2012B, Rev., VRDO, 3.85%, 9/1/2023 (a)	10	10
		226,275
Minnesota — 1.2%
City of Minneapolis, University Gateway Corp., Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.05%, 9/8/2023 (a)	3,790	3,790
City of Oakdale, Housing Cottage Homesteads, Rev., VRDO, LOC : FHLMC, 4.08%, 9/8/2023 (a)	4,785	4,785
City of Rochester, Health Care Facilities, Mayo Clinic, Rev., VRDO, 4.17%, 9/8/2023 (a)	1,300	1,300
City of Rochester, Mayo Clinic Series 2011B, Rev., VRDO, 4.20%, 9/8/2023 (a)	32,025	32,025
County of Hennepin Series 2018B, GO, VRDO, LIQ : TD Bank NA, 4.05%, 9/8/2023 (a)	12,200	12,200
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 4.15%, 9/1/2023 (a)	5,420	5,420
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2015G, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	3,535	3,535
Series 2017F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	25,010	25,010
Series 2019D, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	22,000	22,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	64

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Series 2015D, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 4.08%, 9/8/2023 (a)	3,760	3,760
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 4.10%, 9/8/2023 (a)	6,860	6,860
Series 2017C, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 4.10%, 9/8/2023 (a)	3,800	3,800
		124,485
Mississippi — 2.4%
Mississippi Business Finance Corp., Chevron USA, Inc. Project Series 2007D, Rev., VRDO, 3.90%, 9/1/2023 (a)	50,300	50,300
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.80%, 9/1/2023 (a)	17,450	17,450
Series 2007C, Rev., VRDO, 3.80%, 9/1/2023 (a)	30,440	30,440
Series 2007E, Rev., VRDO, 3.80%, 9/1/2023 (a)	32,220	32,220
Series 2009A, Rev., VRDO, 3.80%, 9/1/2023 (a)	4,040	4,040
Series 2009B, Rev., VRDO, 3.80%, 9/1/2023 (a)	5,905	5,905
Series 2009C, Rev., VRDO, 3.80%, 9/1/2023 (a)	5,450	5,450
Series 2009F, Rev., VRDO, 3.80%, 9/1/2023 (a)	3,450	3,450
Series 2009G, Rev., VRDO, 3.80%, 9/1/2023 (a)	13,255	13,255
Series 2011G, Rev., VRDO, 3.80%, 9/1/2023 (a)	3,015	3,015
Series 2009D, Rev., VRDO, 3.90%, 9/1/2023 (a)	852	852
Series 2011F, Rev., VRDO, 3.90%, 9/1/2023 (a)	3,100	3,100
Series 2010L, Rev., VRDO, 4.00%, 9/1/2023 (a)	1,100	1,100
Series 2011B, Rev., VRDO, 4.00%, 9/1/2023 (a)	5,740	5,740
Series 2011C, Rev., VRDO, 4.00%, 9/1/2023 (a)	740	740
Series 2011D, Rev., VRDO, 4.00%, 9/1/2023 (a)	3,175	3,175
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2010A, Rev., VRDO, 4.08%, 9/8/2023 (a)	29,435	29,435
Series 2010C, Rev., VRDO, 4.13%, 9/8/2023 (a)	21,015	21,015
Series 2010D, Rev., VRDO, 4.13%, 9/8/2023 (a)	650	650
Series 2010E, Rev., VRDO, 4.13%, 9/8/2023 (a)	11,275	11,275
Mississippi Development Bank, Jackson County Industrial Water System Project Series 2009, Rev., VRDO, 3.80%, 9/1/2023 (a)	3,345	3,345
		245,952
Missouri — 2.4%
Health and Educational Facilities Authority of the State of Missouri Series 2003B, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	6,900	6,900
Health and Educational Facilities Authority of the State of Missouri, BJC Health System
Series C, Rev., VRDO, LIQ : BJC Health System, 4.00%, 9/8/2023 (a)	44,295	44,295
Series 2008A, Rev., VRDO, LIQ : US Bank NA, 4.05%, 9/8/2023 (a)	48,765	48,765
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.93%, 9/1/2023 (a)	400	400
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Corp.
Series 2018F, Rev., VRDO, 3.95%, 9/1/2023 (a)	6,070	6,070
Series 2014F, Rev., VRDO, 4.25%, 9/8/2023 (a)	37,645	37,645
Health and Educational Facilities Authority of the State of Missouri, St. Louis University
Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.75%, 9/1/2023 (a)	4,500	4,500
Series 1999B, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	9,215	9,215
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.15%, 9/1/2023 (a)	6,470	6,470
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP, Rev., VRDO, LOC : FHLMC, 4.05%, 9/8/2023 (a)	1,550	1,550
SEE NOTES TO FINANCIAL STATEMENTS.

65	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Missouri Development Finance Board, Cultural Facilities, Kauffman Center for The Performing Arts Project Series 2007A, Rev., VRDO, LIQ : PNC Bank NA, 4.15%, 9/1/2023 (a)	2,500	2,500
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C17, Rev., VRDO, LOC : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	14,000	14,000
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (b)	43,250	43,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	10,640	10,640
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	6,605	6,605
		242,805
Nebraska — 0.4%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 4.09%, 9/8/2023 (a)	9,800	9,800
Douglas County Hospital Authority No. 2, Health Facilities Series 2008-A, Rev., VRDO, LOC : US Bank NA, 3.95%, 9/1/2023 (a)	10,950	10,950
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1253, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	4,670	4,670
Series 2023-XL0415, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	9,180	9,180
Series 2021-XL0174, Rev., VRDO, LIQ : Bank of America NA, 4.11%, 9/8/2023 (a) (b)	4,165	4,165
		38,765
Nevada — 0.2%
County of Clark, Industrial Development, Southwest Gas Corp. Project Series 2003A, Rev., AMT, VRDO, LOC : Wells Fargo Bank NA, 4.35%, 9/8/2023 (a)	8,200	8,200
Tender Option Bond Trust Receipts/Certificates
Series 2020-XM0866, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	5,000	5,000
Series 2023-XG0511, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	9,000	9,000
		22,200
New Hampshire — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	21,715	21,715
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — 1.6%
Borough of Glassboro Series 2023A, GO, BAN, 5.00%, 8/16/2024	8,755	8,871
Borough of South Plainfield,Pool Sewer Utility Series 2023B, GO, BAN, 4.25%, 8/15/2024	9,505	9,563
City of Hackensack,Improvement Parking Utility, GO, BAN, 4.25%, 5/28/2024	17,808	17,897
City of Rahway, General Water Utility, GO, BAN, 5.00%, 7/26/2024	11,345	11,488
New Jersey Health Care Facilities Financing Authority, Hospital Capital Asset Financing Program Series 1985A, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	17,525	17,525
RIB Floater Trust Various States
Series 43, Rev., VRDO, LIQ : Barclays Bank plc, 4.06%, 9/1/2023 (a) (b)	2,660	2,660
Series 2023-005, GO, BAN, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/1/2023 (a) (b)	19,070	19,070
Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 4.12%, 9/8/2023 (a) (b)	40,000	40,000
Tender Option Bond Trust Receipts/Certificates
Series 2018-XX1093, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	9,300	9,300
Series 2022-YX1256, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	6,060	6,060
Township of Lacey Series 2023A, GO, BAN, 5.00%, 5/9/2024	9,038	9,140
Township of Monroe Series 2023A, GO, BAN, 4.25%, 9/11/2024 (c)	17,499	17,595
		169,169
New Mexico — 0.1%
New Mexico Mortgage Finance Authority, Multi-Family Housing Series 2008B, Rev., VRDO, LOC : FHLMC, 4.05%, 9/8/2023 (a)	2,675	2,675
University of New Mexico (The), Subordinate Lien System
Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/8/2023 (a)	1,960	1,960
Series 2002C, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/8/2023 (a)	10,855	10,855
		15,490
New York — 10.3%
Altmar-Parish-Williamstown Central School District, GO, BAN, 4.25%, 8/16/2024	15,000	15,094
Battery Park City Authority
Series 2019D-1, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	5,300	5,300
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	66

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	2,620	2,620
City of New York, Fiscal Year 2006
Series 2006, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	21,845	21,845
Series 2006I, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/1/2023 (a)	27,600	27,600
City of New York, Fiscal Year 2012
Series 2012, Subseries G-6, GO, VRDO, LOC : Mizuho Bank Ltd., 3.89%, 9/1/2023 (a)	62,695	62,695
Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.97%, 9/1/2023 (a)	3,800	3,800
Series 2012A-4, GO, VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.05%, 9/8/2023 (a)	39,140	39,140
City of New York, Fiscal Year 2013
Series 2013F-3, GO, VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	3,000	3,000
Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 4.00%, 9/1/2023 (a)	21,700	21,700
Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 4.00%, 9/1/2023 (a)	10,330	10,330
City of New York, Fiscal Year 2015 Series 2015F-5, GO, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	24,200	24,200
City of New York, Fiscal Year 2017 Series 2017, Subseries A-7, GO, VRDO, LOC : Bank of the West, 3.99%, 9/1/2023 (a)	6,295	6,295
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	14,710	14,710
Series B, Subseries B-5, GO, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	20,430	20,430
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.05%, 9/1/2023 (a)	19,600	19,600
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	665	665
Gloversville Enlarged School District, GO, BAN, 4.75%, 6/27/2024	31,650	31,928
Hamilton Central School District, GO, BAN, 4.75%, 7/5/2024	13,943	14,057
Metropolitan Transportation Authority
Series 2015, Subseries E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/1/2023 (a)	26,090	26,090
Subseries 2012G-2, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	31,610	31,610
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	32,865	32,865
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	13,900	13,900
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2006A, Rev., VRDO, LOC : FNMA, 3.85%, 9/8/2023 (a)	4,000	4,000
New York City Municipal Water Finance Authority Series 2003F-2, Rev., VRDO, LOC : Citibank NA, 4.25%, 9/1/2023 (a)	10,260	10,260
New York City Municipal Water Finance Authority, Second General Resolution Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	4,675	4,675
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2008
Series 2008BB-5, Rev., VRDO, LIQ : Bank of America NA, 3.85%, 9/1/2023 (a)	2,610	2,610
Series 2008BB-2, Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	365	365
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/1/2023 (a)	7,000	7,000
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2013 Series 2013AA-1, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	1,165	1,165
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2019 Series BB, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	59,175	59,175
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2008 Series 2008BB-1, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	22,545	22,545
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/1/2023 (a)	8,235	8,235
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011FF-1, Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	3,900	3,900
SEE NOTES TO FINANCIAL STATEMENTS.

67	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	39,910	39,910
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021EE-1, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	13,075	13,075
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	30,635	30,635
New York City Transitional Finance Authority, Future Tax Secured
Series 2015E-4, Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	5,700	5,700
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.95%, 9/1/2023 (a)	56,025	56,025
Series B-5, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	6,950	6,950
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.00%, 9/8/2023 (a)	6,290	6,290
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.98%, 9/1/2023 (a)	4,000	4,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	18,490	18,490
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 4.00%, 9/8/2023 (a)	20,700	20,700
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 4.05%, 9/1/2023 (a) (b)	71,975	71,975
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 4.05%, 9/1/2023 (a) (b)	19,800	19,800
Series E-124, Rev., VRDO, LOC : Royal Bank of Canada, 4.05%, 9/1/2023 (a) (b)	17,605	17,605
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/6/2023 (a) (b)	35,000	35,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	46,325	46,325
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	14,600	14,600
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	25,835	25,835
Series 2018-E126, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (b)	12,150	12,150
Schalmont Central School District, GO, BAN, 5.00%, 6/21/2024	16,123	16,298
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	1,875	1,875
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	4,445	4,445
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	3,800	3,800
		1,068,852
North Carolina — 1.2%
City of Raleigh, Downtown Improvement Projects
Series 2005-B-1, COP, VRDO, LIQ : PNC Bank NA, 4.20%, 9/8/2023 (a)	36,685	36,685
Series 2005B-2, COP, VRDO, LIQ : PNC Bank NA, 4.20%, 9/8/2023 (a)	23,575	23,575
Durham County Industrial Facilities and Pollution Control Financing Authority, Research Triangle, Rev., VRDO, LOC : TD Bank NA, 4.02%, 9/8/2023 (a)	5,425	5,425
Lower Cape Fear Water and Sewer Authority, Bladen Bluffs Project, Rev., VRDO, LOC : Cooperatieve Rabobank, 4.23%, 9/8/2023 (a)	13,445	13,445
North Carolina Medical Care Commission, Catholic Health, Rev., VRDO, 4.28%, 9/8/2023 (a)	2,000	2,000
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 4.18%, 9/8/2023 (a)	23,985	23,985
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	68

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Raleigh Durham Airport Authority Series 2008C, Rev., VRDO, LOC : TD Bank NA, 4.03%, 9/8/2023 (a)	15,720	15,720
University of North Carolina, Hospital at Chapel Hill Series 2003B, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	1,970	1,970
		122,805
North Dakota — 0.3%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2017H, Rev., VRDO, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	18,930	18,930
Series 2015C, Rev., VRDO, LIQ : TD Bank NA, 4.06%, 9/8/2023 (a)	8,400	8,400
		27,330
Ohio — 2.9%
City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Rev., VRDO, LOC : PNC Bank NA, 4.48%, 9/8/2023 (a)	4,285	4,285
County of Allen Hospital Facilities,Catholic Healthcare Series 2010C, Rev., VRDO, LOC : Bank of Montreal, 4.00%, 9/1/2023 (a)	19,840	19,840
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System
Series 2013B-2, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	29,625	29,625
Series 2008B-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	21,160	21,160
Series 2013B-3, Rev., VRDO, LIQ : US Bank NA, 4.15%, 9/1/2023 (a)	3,150	3,150
Ohio State University (The)
Series 2014B-2, Rev., VRDO, 4.05%, 9/7/2023 (a)	18,155	18,155
Series 2014B-2, Rev., VRDO, 4.05%, 9/7/2023 (a)	11,700	11,700
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	70,935	70,935
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2019-E134, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	21,170	21,170
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	42,350	42,350
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	8,000	8,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2020B, Rev., VRDO, 4.00%, 9/8/2023 (a)	32,615	32,615
State of Ohio, University Hospitals Health System, Inc. Series 2018B, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	5,470	5,470
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1247, Rev., VRDO, LOC : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	11,250	11,250
		299,705
Oklahoma — 0.6%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-140, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	24,610	24,610
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1224, Rev., VRDO, LOC : Barclays Bank plc, 4.18%, 9/8/2023 (a) (b)	33,400	33,400
		58,010
Oregon — 0.1%
Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	1,020	1,020
State of Oregon Housing and Community Services Department Series 2020B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.22%, 9/8/2023 (a)	700	700
State of Oregon, Veterans Welfare
Series 2020J, GO, VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	1,540	1,540
Series 2020M, GO, VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	2,500	2,500
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3102, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.14%, 9/8/2023 (a) (b)	7,405	7,405
		13,165
Other — 1.8%
FHLMC, Multi-Family VRD Certificates
Series M017, Rev., VRDO, LIQ : FHLMC, 4.09%, 9/8/2023 (a) (b)	150,253	150,253
Series M028, Rev., VRDO, LIQ : FHLMC, 4.14%, 9/8/2023 (a) (b)	15,445	15,445
Series M019, Rev., VRDO, LIQ : FHLMC, 4.50%, 9/8/2023 (a) (b)	2,796	2,796
SEE NOTES TO FINANCIAL STATEMENTS.

69	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Other — continued
Series M025, Rev., VRDO, LIQ : FHLMC, 4.63%, 9/8/2023 (a) (b)	5,630	5,630
Series M026, Rev., VRDO, LIQ : FHLMC, 4.63%, 9/8/2023 (a) (b)	10,265	10,265
		184,389
Pennsylvania — 3.3%
County of Allegheny
Series 2000C-50, GO, VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	12,260	12,260
Series C-51, GO, VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	9,710	9,710
Delaware Valley Regional Finance Authority, Local Government
Series 2020D, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	26,510	26,510
Series 2022E, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	12,500	12,500
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series D, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/1/2023 (a)	1,075	1,075
General Authority of Southcentral Pennsylvania, Wellspan Health Obligation Series 2019E, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	30,000	30,000
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 4.09%, 9/8/2023 (a)	15,210	15,210
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 4.15%, 9/8/2023 (a)	15,220	15,220
Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Series 2001H-9, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	2,600	2,600
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Series 2008A, Rev., VRDO, LOC : Bank of America NA, 4.09%, 9/8/2023 (a)	39,885	39,885
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2020-132B, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	12,075	12,075
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	40,625	40,625
Series 2019, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	44,870	44,870
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Philadelphia Gas Works Co.
Series 8B, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	18,115	18,115
Series 8D, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	3,560	3,560
Series C, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	11,115	11,115
RIB Floater Trust Various States Series 44, Rev., VRDO, LIQ : Barclays Bank plc, 4.06%, 9/1/2023 (a) (b)	3,640	3,640
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0201, Rev., VRDO, GTD, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	45,000	45,000
		343,970
Rhode Island — 0.3%
City of Cranston Series 2023-1, GO, BAN, 4.25%, 8/21/2024	30,000	30,197
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 4.17%, 9/8/2023 (a)	1,015	1,015
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,295	1,295
		32,507
South Carolina — 0.6%
Orangeburg County School District, GO, BAN, 5.00%, 8/16/2024	15,660	15,870
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group Series 2018B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	5,650	5,650
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 4.17%, 9/8/2023 (a)	42,955	42,955
		64,475
Tennessee — 0.5%
Clarksville Public Building Authority, Rev., VRDO, LOC : Bank of America NA, 4.00%, 9/1/2023 (a)	12,695	12,695
Health Educational and Housing Facility Board of the City of Memphis (The), Ashland Lakes Apartments Series 2006A, Rev., VRDO, LOC : US Bank NA, 4.28%, 9/8/2023 (a)	2,200	2,200
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	70

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 4.27%, 9/8/2023 (a)	4,390	4,390
Montgomery County Public Building Authority, Pooled Financing, Rev., VRDO, LOC : Bank of America NA, 4.18%, 9/8/2023 (a)	2,595	2,595
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	18,515	18,515
		50,395
Texas — 6.1%
Calhoun Port Authority, Formosa Plastics Corp. Project Series 20188B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.16%, 9/8/2023 (a) (b)	10,000	10,000
City of Austin, Hotel Occupancy Tax, Subordinate Lien Series 2008A, Rev., VRDO, LOC : UBS AG, 4.05%, 9/8/2023 (a)	25,980	25,980
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008-B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.21%, 9/8/2023 (a)	250	250
Collin County Housing Finance Corp., Multi-Family Housing, Huntington Apartments Project, Rev., VRDO, LOC : Northern Trust Co. (The), 4.16%, 9/8/2023 (a)	12,305	12,305
Converse Housing Finance Corp., Town Square Apartments Project, Rev., VRDO, LOC : Citibank NA, 4.13%, 9/8/2023 (a)	11,480	11,480
Gulf Coast Authority, American Acryl LP Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 4.10%, 9/8/2023 (a)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project, Rev., VRDO, 3.85%, 9/1/2023 (a)	1,525	1,525
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014D, Rev., VRDO, 4.11%, 9/8/2023 (a)	5,430	5,430
Series 2019F, Rev., VRDO, 4.11%, 9/8/2023 (a)	35,000	35,000
Series D, Rev., VRDO, 4.11%, 9/8/2023 (a)	9,510	9,510
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Harris County Industrial Development Corp., Exxon Corp Project Series 1984B, Rev., VRDO, 3.90%, 9/1/2023 (a)	2,852	2,852
Harris County Industrial Development Corp., ExxonMobil Corp. Project Series 1984A, Rev., VRDO, 3.90%, 9/1/2023 (a)	300	300
Harris County Industrial Development Corp., Solid Waste Disposal,ExxonMobil Corp. Project Series 1997, Rev., VRDO, 3.87%, 9/1/2023 (a)	11,000	11,000
Houston Higher Education Finance Corp., Rice University Project Series 2010B, Rev., VRDO, 4.00%, 9/8/2023 (a)	4,795	4,795
Houston Housing Finance Corp., Regency Park Apartments, Rev., VRDO, LOC : FNMA, 4.10%, 9/8/2023 (a)	11,895	11,895
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series 2001B-2, Rev., VRDO, 3.85%, 9/1/2023 (a)	500	500
Series 2002B, Rev., VRDO, 3.85%, 9/1/2023 (a)	370	370
Series 2010, Rev., VRDO, 3.85%, 9/1/2023 (a)	8,350	8,350
Series 2012, Rev., VRDO, 3.85%, 9/1/2023 (a)	7,050	7,050
Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Refining Corp. Project, Rev., VRDO, 3.99%, 9/1/2023 (a)	11,205	11,205
Midlothian Industrial Development Corp, Holcim Project, Rev., VRDO, LOC : UBS AG, 3.90%, 9/8/2023 (a)	14,200	14,200
Port of Port Arthur Navigation District, Texaco, Inc, Project, Rev., VRDO, 3.90%, 9/1/2023 (a)	2,000	2,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E141, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	28,000	28,000
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	10,000	10,000
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	5,000	5,000
Southeast Texas Housing Finance Corp., Piedmont Apartments, Rev., VRDO, LOC : FNMA, 4.14%, 9/8/2023 (a)	11,335	11,335
Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, LOC : FNMA, 4.10%, 9/8/2023 (a)	7,500	7,500
SEE NOTES TO FINANCIAL STATEMENTS.

71	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
State of Texas, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/7/2023 (a)	25,000	25,000
State of Texas, Veterans
Series 2011C, GO, VRDO, LIQ : FHLB, 4.08%, 9/8/2023 (a)	38,815	38,815
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	14,470	14,470
Series 2012B, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	14,065	14,065
Series 2013B, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	11,460	11,460
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	21,250	21,250
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.15%, 9/8/2023 (a)	17,195	17,195
Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project Series 2011C, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	3,800	3,800
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	14,460	14,460
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System
Series 2008A, Rev., VRDO, 4.10%, 9/8/2023 (a)	33,600	33,600
Series 2012B, Rev., VRDO, 4.10%, 9/8/2023 (a)	27,710	27,710
Tender Option Bond Trust Receipts/Certificates
Series 2018-XG019, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,550	2,550
Series 2023-XF3101, GO, VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	6,665	6,665
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, AGM, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	6,265	6,265
Series 2022-XF1372, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 4.10%, 9/8/2023 (a) (b)	3,075	3,075
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 4.11%, 9/8/2023 (a) (b)	3,000	3,000
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 4.11%, 9/8/2023 (a) (b)	7,435	7,435
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Texas Department of Housing and Community Affairs, Lancaster Apartments, Rev., VRDO, LOC : FNMA, 4.14%, 9/8/2023 (a)	11,480	11,480
Texas Department of Housing and Community Affairs, Pinnacle Apartments, Rev., VRDO, LOC : FNMA, 4.14%, 9/8/2023 (a)	11,465	11,465
Texas Department of Housing and Community Affairs, West Oaks Senior Apartments Series 2008, Rev., VRDO, LIQ : FHLMC, 4.10%, 9/8/2023 (a)	10,675	10,675
Texas Transportation Commission State Highway Fund Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 4.07%, 9/8/2023 (a)	82,300	82,300
		632,472
Utah — 0.0% ^
City of Murray, IHC Health Services, Inc. Series 2005D, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.75%, 9/1/2023 (a)	2,650	2,650
Virginia — 1.7%
Albemarle County Economic Development Authority, Sentara Martha Jeffers Series 2018B, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	2,725	2,725
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2016C, Rev., VRDO, 4.05%, 9/8/2023 (a)	4,255	4,255
Loudoun County Economic Development Authority, Howard Hughes Medical Institute
Series 2003A, Rev., VRDO, 3.95%, 9/8/2023 (a)	22,755	22,755
Series 2003F, Rev., VRDO, 4.06%, 9/8/2023 (a)	700	700
Series 2003D, Rev., VRDO, 4.15%, 9/8/2023 (a)	100	100
Series 2009B, Rev., VRDO, 4.15%, 9/8/2023 (a)	250	250
Norfolk Economic Development Authority, Sentara Health Care Series 2016B, Rev., VRDO, 4.00%, 9/8/2023 (a)	25,000	25,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-20, Rev., VRDO, LOC : Royal Bank of Canada, 4.10%, 9/8/2023 (a) (b)	6,000	6,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	72

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Roanoke Economic Development Authority, Carilion Health System Obligated Group
Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	64,515	64,515
Series 2020B, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	43,890	43,890
Tender Option Bond Trust Receipts/Certificates Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 4.12%, 9/8/2023 (a) (b)	1,705	1,705
		171,895
Washington — 1.5%
Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ : Barclays Bank plc, 4.05%, 9/8/2023 (a)	2,400	2,400
Port of Tacoma, Subordinate Lien
Rev., AMT, VRDO, LOC : PNC Bank NA, 4.10%, 9/8/2023 (a)	45,695	45,695
Series 2008B, Rev., VRDO, LOC : Bank of America NA, 4.10%, 9/8/2023 (a)	25,850	25,850
Series 2019A, Rev., AMT, VRDO, LOC : PNC Bank NA, 4.10%, 9/8/2023 (a)	18,500	18,500
Port of Vancouver, United Grain Corp., of Oregon Project, Rev., VRDO, LOC : Bank of America NA, 4.18%, 9/8/2023 (a)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	7,890	7,890
Washington State Housing Finance Commission, Echo Lake Senior Apartments Project, Rev., VRDO, LOC : FNMA, 4.14%, 9/8/2023 (a)	17,970	17,970
Washington State Housing Finance Commission, Fairwinds Redmond Project Series 2005A, Rev., VRDO, LOC : FHLB, 4.14%, 9/8/2023 (a)	19,250	19,250
Washington State Housing Finance Commission, Pinehurst Apartments Project Series 2005A, Rev., VRDO, LOC : FNMA, 4.14%, 9/8/2023 (a)	12,000	12,000
		159,555
West Virginia — 0.1%
West Virginia Hospital Finance Authority, University Health System Series 2018C, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	12,350	12,350
Wisconsin — 1.5%
Public Finance Authority, Health Care Systems Project Series 2023C, Rev., VRDO, LOC : TD Bank NA, 3.84%, 9/1/2023 (a)	1,080	1,080
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 4.28%, 9/1/2023 (a) (b)	8,000	8,000
Town of Red Cedar, Fairmount Minerals Ltd., Rev., VRDO, LOC : PNC Bank NA, 4.14%, 9/8/2023 (a)	10,000	10,000
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 3.90%, 9/8/2023 (a)	69,000	69,000
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	21,300	21,300
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2015C, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	19,205	19,205
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 4.05%, 9/8/2023 (a)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 4.05%, 9/8/2023 (a)	4,000	4,000
		149,985
Wyoming — 0.1%
County of Lincoln, Pollution Control, ExxonMobil Project, Rev., AMT, VRDO, 3.90%, 9/1/2023 (a)	1,340	1,340
Wyoming Community Development Authority
Series 2021-2, Rev., VRDO, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	9,500	9,500
Series 2019-4, Rev., VRDO, LIQ : Bank of America NA, 4.13%, 9/8/2023 (a)	2,500	2,500
		13,340
Total Municipal Bonds (Cost $6,959,164)		6,959,164
	SHARES (000)
Variable Rate Demand Preferred Shares — 7.8%
California — 1.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023# (b)	7,500	7,500
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 4.13%, 9/8/2023# (b)	21,000	21,000
SEE NOTES TO FINANCIAL STATEMENTS.

73	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued
California — continued
Series 4, LIQ : Royal Bank of Canada, 4.13%, 9/8/2023# (b)	58,500	58,500
Series 1-1362, LIQ : Societe Generale, 4.15%, 9/8/2023# (b)	41,200	41,200
		128,200
Other — 6.5%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 4.11%, 9/8/2023# (b)	135,300	135,300
Series 5, LIQ : Societe Generale, 4.11%, 9/8/2023# (b)	110,200	110,200
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 4.11%, 9/8/2023# (b)	15,000	15,000
Series 3-PFD, LIQ : TD Bank NA, 4.11%, 9/8/2023# (b)	211,000	211,000
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 4.16%, 9/8/2023# (b)	151,900	151,900
Series 1-2118, LIQ : Barclays Bank plc, 4.16%, 9/8/2023# (b)	51,600	51,600
		675,000
Total Variable Rate Demand Preferred Shares (Cost $803,200)		803,200
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 22.2%
Commercial Paper — 22.2%
Board of Regents of the University of Texas System
Series A, 3.25%, 9/7/2023	25,000	25,000
Series A, 3.55%, 9/7/2023	20,000	20,000
Series A, 3.07%, 9/12/2023	22,300	22,300
Series A, 3.15%, 9/13/2023	15,000	15,000
Series A, 3.25%, 9/14/2023	25,000	25,000
Series A, 3.27%, 9/14/2023	25,000	25,000
Series A, 3.28%, 9/14/2023	15,500	15,500
Series A, 3.30%, 9/14/2023	13,000	13,000
Series A, 3.37%, 9/14/2023	6,500	6,500
Series A, 3.10%, 9/15/2023	20,000	20,000
Series A, 3.30%, 9/20/2023	10,000	10,000
Series A, 3.25%, 9/21/2023	20,000	20,000
Series A, 3.75%, 9/22/2023	25,000	25,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A, 3.75%, 10/10/2023	16,000	16,000
Series A, 3.45%, 10/11/2023	25,000	25,000
Series A, 3.45%, 10/16/2023	25,000	25,000
Series A, 3.50%, 10/17/2023	15,000	15,000
3.50%, 10/17/2023	10,500	10,500
Series A, 3.50%, 10/17/2023	10,000	10,000
Series A, 3.50%, 10/17/2023	17,200	17,200
Series A, 3.60%, 10/24/2023	25,000	25,000
Series A, 3.65%, 10/26/2023	20,000	20,000
Series A, 3.40%, 11/8/2023	25,000	25,000
Series A, 3.50%, 1/10/2024	25,000	25,000
Series A, 3.50%, 1/11/2024	25,000	25,000
3.50%, 1/11/2024	25,000	25,000
Series A, 3.50%, 1/17/2024	17,500	17,500
Series A, 3.55%, 2/7/2024	14,653	14,653
Series A, 3.70%, 2/22/2024	10,000	10,000
Board of Trustees Michigan State University
Series G, 3.10%, 9/12/2023	20,759	20,759
California Statewide Communities Development Authority
Series B-6, 3.02%, 10/4/2023	4,050	4,050
Series B-5, 3.00%, 10/11/2023	10,750	10,750
Series D, 3.07%, 10/11/2023	10,000	10,000
Series 9B-2, 3.45%, 10/18/2023	37,000	37,000
Series 9B-1, 3.50%, 1/10/2024	23,000	23,000
Series 9B-3, 3.50%, 1/10/2024	19,000	19,000
City of Atlanta
Series M-1, 3.60%, 9/7/2023	300	300
Series N-2, 3.60%, 9/7/2023	43,630	43,630
Series M-2, 3.65%, 9/7/2023	23,635	23,635
City of Houston
Series B-1, 3.50%, 9/7/2023	20,000	20,000
Series B-1, 3.55%, 9/7/2023	25,000	25,000
Series E-1, 3.10%, 9/14/2023	15,000	15,000
Series G-2, 3.57%, 9/14/2023	40,000	40,000
Series H-2, 3.40%, 9/21/2023	76,000	76,000
City of Jacksonville
Series 94, 3.50%, 9/6/2023	10,000	10,000
Series 2016, 3.60%, 11/7/2023	100,000	100,000
City of Rochester
Series 2014, 3.10%, 9/13/2023	25,000	25,000
Series 2011, 3.60%, 11/7/2023	40,000	40,000
Series 2011, 3.47%, 1/25/2024	80,000	80,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	74

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
City of San Antonio
Series A, 3.70%, 1/26/2024	20,000	20,000
City of San Antonio Electric & Gas Systems
Series C, 3.30%, 9/12/2023	65,000	65,000
Series B, 3.40%, 9/12/2023	49,500	49,500
County of Harris
Series C, 3.45%, 9/6/2023	17,000	17,000
County of King
Series A, 3.10%, 9/12/2023	25,000	25,000
County of Montgomery
Series 10-A, 3.50%, 10/3/2023	80,000	80,000
Health and Educational Facilities Authority of the State of Missouri
Series 14-C, 3.60%, 1/9/2024	50,000	50,000
Series 14-D, 3.50%, 2/1/2024	50,000	50,000
Series 14-E, 3.50%, 2/1/2024	50,000	50,000
Series 14-B, 3.68%, 2/6/2024	50,000	50,000
Indiana Finance Authority
Series D-2, 3.25%, 9/7/2023	110,500	110,500
Jacksonville Aviation Authority
Series 92, 3.30%, 9/7/2023	20,000	20,000
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 3.40%, 9/13/2023	20,000	20,000
Series A-1, 3.50%, 10/4/2023	20,000	20,000
Lower Colorado River Authority
Series B, 3.50%, 9/28/2023	17,000	17,000
Series B, 3.55%, 10/30/2023	9,557	9,557
Maryland Health and Higher Educational Facilities Authority
Series B, 3.10%, 9/13/2023	8,290	8,290
Massachusetts Bay Transportation Authority
Series A, 3.16%, 10/3/2023	8,750	8,750
Massachusetts Bay Transportation Authority Sales Tax
Series C, 3.15%, 10/5/2023	10,000	10,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board
3.20%, 1/25/2024	10,000	10,000
Metropolitan Government of Nashville and Davidson County
Series 2021, 3.18%, 10/11/2023	15,000	15,000
Omaha Public Power District
Series A, 3.35%, 9/12/2023	15,000	15,000
Series A, 3.10%, 9/13/2023	12,500	12,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A, 3.40%, 10/11/2023	15,000	15,000
Series A, 3.47%, 10/13/2023	10,000	10,000
Series A, 3.22%, 11/8/2023	12,500	12,500
Series A, 3.44%, 12/5/2023	13,700	13,700
Regents of the University of Michigan
Series B, 3.45%, 10/6/2023	11,000	11,000
Rutgers The State University of New Jersey
Series B, 3.30%, 9/12/2023	13,000	13,000
Salt River Project Agricultural Improvement & Power District
Series C, 3.27%, 9/5/2023	35,000	35,000
San Francisco City & County Public Utilities Commission
Series A-1, 3.05%, 9/7/2023	5,000	5,000
Southwestern Illinois Development Authority
Series 17-B, 3.28%, 9/7/2023	49,870	49,870
Series 17-B, 3.35%, 10/12/2023	15,000	15,000
State of Oregon Department of Administrative Services
Series A-2, 3.35%, 9/13/2023	14,426	14,426
State of Oregon Department of Transportation
Series A-1, 3.70%, 10/26/2023	24,620	24,620
Texas Public Finance Authority
Series 16-B, 3.50%, 10/3/2023	12,000	12,000
Series 19, 3.50%, 11/9/2023	58,295	58,295
Trustees of Indiana University
Series 2018, 3.30%, 9/6/2023	13,463	13,462
Series 2018, 3.55%, 9/6/2023	18,852	18,852
University of Minnesota
Series 07-B, 3.35%, 10/4/2023	9,300	9,300
Series 07-C, 3.35%, 10/4/2023	12,000	12,000
Series G, 3.35%, 10/5/2023	12,168	12,168
University of Pittsburgh-of the Commonwealth System of Higher Education
Series B-2, 3.20%, 10/11/2023	13,000	13,000
University of Washington
Series A, 3.70%, 10/4/2023	26,000	26,000
Total Commercial Paper (Cost $2,298,567)		2,298,567
Total Short Term Investments (Cost $2,298,567)		2,298,567
SEE NOTES TO FINANCIAL STATEMENTS.

75	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 97.4% (Cost $10,060,931) *		10,060,931
Other Assets Less Liabilities — 2.6%		266,669
NET ASSETS — 100.0%		10,327,600

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2023.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	76

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 85.6%
Alaska — 2.6%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 3.95%, 9/1/2023 (a)	25,760	25,760
City of Valdez, Exxon Pipeline Co. Project Series 1993A, Rev., VRDO, 3.80%, 9/1/2023 (a)	15,600	15,600
City of Valdez, ExxonMobil Project, Rev., VRDO, 3.90%, 9/1/2023 (a)	200	200
		41,560
Arizona — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	2,755	2,755
California — 0.9%
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Mkts LLC, 4.65%, 9/1/2023 (a) (b)	10,680	10,680
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1229, Rev., VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	3,000	3,000
		13,680
Colorado — 3.3%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 4.12%, 9/8/2023 (a)	325	325
RIB Floater Trust Various States Series 2022-038, COP, VRDO, LIQ : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	2,395	2,395
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.11%, 9/8/2023 (a) (b)	10,125	10,125
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.11%, 9/8/2023 (a) (b)	3,335	3,335
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	3,750	3,750
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 4.12%, 9/8/2023 (a) (b)	3,200	3,200
Series 2023-XF3141, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.12%, 9/8/2023 (a) (b)	11,250	11,250
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 4.13%, 9/8/2023 (a) (b)	4,800	4,800
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	2,900	2,900
		51,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.1%
Delaware State Economic Development Authority, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	2,160	2,160
District of Columbia — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2023-XL0454, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.11%, 9/8/2023 (a) (b)	4,935	4,935
Florida — 5.2%
County of Broward, Power and Light Co., Project
Series 2018A, Rev., AMT, VRDO, 4.10%, 9/1/2023 (a)	8,400	8,400
Rev., VRDO, 4.20%, 9/1/2023 (a)	15,815	15,815
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 3.95%, 9/8/2023 (a)	10,000	10,000
County of St. Lucie, Power and Light Co. Project, Rev., VRDO, 4.10%, 9/1/2023 (a)	13,000	13,000
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 4.10%, 9/8/2023 (a)	60	60
Hillsborough County Housing Finance Authority, Hunters Run Partners Ltd. Series 2002A, Rev., VRDO, LOC : FNMA, 4.10%, 9/8/2023 (a)	5,525	5,525
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	2,200	2,200
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 4.30%, 9/8/2023 (a)	4,250	4,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	4,650	4,650
Series 2022-YX1216, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	8,735	8,735
Series 2023-XL0430, Rev., VRDO, LIQ : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	3,750	3,750
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 4.12%, 9/8/2023 (a) (b)	2,440	2,440
Series 2023-XF1463, Rev., VRDO, LIQ : TD Bank NA, 4.16%, 9/8/2023 (a) (b)	2,775	2,775
		81,600
Georgia — 7.3%
Atlanta Development Authority (The), Rev., VRDO, LOC : BMO Harris Bank NA, 4.06%, 9/8/2023 (a)	1,560	1,560
SEE NOTES TO FINANCIAL STATEMENTS.

77	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Bartow-Cartersville Joint Development Authority Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 4.37%, 9/8/2023 (a) (b)	60,000	60,000
Development Authority of Douglas County, Pandosia LLC Project Series A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	1,900	1,900
Development Authority of Monroe County (The), Florida Power and Light Co. Project
Rev., AMT, VRDO, 4.20%, 9/1/2023 (a)	49,310	49,310
Series 2019, Rev., AMT, VRDO, 4.10%, 9/8/2023 (a)	2,720	2,720
		115,490
Hawaii — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1252, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	2,945	2,945
Idaho — 0.2%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/1/2023 (a)	3,800	3,800
Illinois — 4.0%
Chicago Midway International Airport, Second Lien Series 2004C-1, Rev., AMT, VRDO, LOC : Bank of Montreal, 4.09%, 9/8/2023 (a)	2,440	2,440
County of Will, ExxonMobil Project
Rev., VRDO, 3.85%, 9/1/2023 (a)	2,630	2,630
Rev., VRDO, 3.85%, 9/1/2023 (a)	1,405	1,405
Illinois Development Finance Authority, Uhlich Children's Home Project, Rev., VRDO, LOC : US Bank NA, 4.06%, 9/8/2023 (a)	2,825	2,825
Illinois Development Finance Authority, Wheaton Academy, Rev., VRDO, LOC : BMO Harris Bank NA, 4.25%, 9/8/2023 (a)	2,500	2,500
Illinois Finance Authority, Housing Hidden Glen Apartments Project Series 2007, Rev., VRDO, LOC : US Bank NA, 4.20%, 9/8/2023 (a)	5,765	5,765
Illinois Finance Authority, St. Ignatius College Prep Project, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	2,000	2,000
Illinois Finance Authority, The University of Chicago Medical Center Series 2010B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	2,000	2,000
Illinois Finance Authority, Toyal America, Inc. Project, Rev., VRDO, LOC : MUFG Union Bank NA, 4.10%, 9/8/2023 (a)	6,000	6,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Housing Development Authority, Rev., VRDO, LOC : BMO Harris Bank NA, 4.06%, 9/8/2023 (a)	1,000	1,000
RIB Floater Trust Various States Series 41, Rev., VRDO, LIQ : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	1,560	1,560
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,750	2,750
Series 2022-XF3042, GO, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	15,050	15,050
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	6,035	6,035
Series 2022-XX1265, GO, VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	2,660	2,660
Series 2016-XG0093, Rev., VRDO, GNMA COLL, LIQ : TD Bank NA, 4.21%, 9/8/2023 (a) (b)	5,970	5,970
		62,590
Indiana — 1.6%
City of Indianapolis, Multi-Family Housing, Nora Commons, Limited Obligations Series 2004B, Rev., VRDO, LOC : US Bank NA, 4.25%, 9/8/2023 (a)	560	560
Indiana Finance Authority, Parkview Health System, Inc.
Series 2009B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	6,835	6,835
Series 2009D, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	10,985	10,985
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC : Bank of America NA, 4.21%, 9/8/2023 (a)	4,100	4,100
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing, Rev., VRDO, LOC : Bank of America NA, 4.22%, 9/8/2023 (a)	2,100	2,100
Indiana Housing and Community Development Authority
Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	320	320
Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 3.93%, 9/1/2023 (a)	240	240
		25,140
Iowa — 2.2%
Iowa Finance Authority, Multi-Family Housing Series B, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	7,875	7,875
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	78

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
Iowa Finance Authority, Single Family Mortgage, Social Bonds Series 2022H, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	3,000	3,000
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	4,295	4,295
Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.04%, 9/8/2023 (a)	850	850
Iowa Finance Authority, Solid Waste Facilities, Midamerican Energy Co. Project, Rev., AMT, VRDO, 4.30%, 9/8/2023 (a)	18,490	18,490
		34,510
Kansas — 0.0% ^
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 3.95%, 9/1/2023 (a)	780	780
Kentucky — 3.3%
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999A, Rev., VRDO, 4.15%, 9/1/2023 (a)	21,600	21,600
Series 1999C, Rev., VRDO, 4.15%, 9/1/2023 (a)	30,995	30,995
		52,595
Louisiana — 0.6%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010, Rev., VRDO, 3.90%, 9/1/2023 (a)	9,200	9,200
Maryland — 2.2%
Howard County, Housing Commission, Beech's Farm Apartments, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	10,350	10,350
Maryland Community Development Administration Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	6,700	6,700
Maryland Community Development Administration, Housing and Community Development Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 4.08%, 9/8/2023 (a)	7,690	7,690
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Maryland Community Development Administration, The Residences at Ellicott Gardens LLC Series 2008C, Rev., VRDO, LIQ : FHLMC, 4.08%, 9/8/2023 (a)	5,575	5,575
Montgomery County Housing Opportunities Commission Series 2023A, Rev., VRDO, FNMA, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	200	200
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2023-G122, Rev., VRDO, LOC : Royal Bank of Canada, 4.67%, 9/8/2023 (a) (b)	3,800	3,800
		34,315
Massachusetts — 3.6%
Cape Ann Transportation Authority, Rev., RAN, GTD, 4.50%, 7/3/2024	2,000	2,010
Dudley Charlton Regional School District, GO, BAN, 4.50%, 7/25/2024	895	900
Greater Attleboro-Taunton Regional Transit Authority, Rev., RAN, 4.25%, 8/16/2024	8,200	8,234
Lowell Regional Transit Authority, Rev., RAN, 4.50%, 8/16/2024	3,200	3,220
Massachusetts Development Finance Agency, Boston University Issue Series 2008-U6E, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/1/2023 (a)	3,580	3,580
Massachusetts Health and Educational Facilities Authority, Baystate Medical Centre Series 2009K-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/1/2023 (a)	5,100	5,100
Metrowest Regional Transit Authority, Rev., TRAN, 4.50%, 9/13/2024 (c)	8,895	8,946
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-144, GO, RAN, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	725	725
RIB Floater Trust Various States Series 39, Rev., VRDO, LIQ : Barclays Bank plc, 4.08%, 9/1/2023 (a) (b)	1,235	1,235
Southeastern Regional Transit Authority, Rev., RAN, 4.50%, 8/16/2024	6,000	6,037
Tender Option Bond Trust Receipts/Certificates Series 2022-XM0986, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	4,835	4,835
Worcester Regional Transit Authority, Rev., RAN, 4.50%, 6/21/2024	11,400	11,462
		56,284
SEE NOTES TO FINANCIAL STATEMENTS.

79	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — 3.7%
Michigan State Housing Development Authority, Rental Housing
Series 2016C, Rev., AMT, VRDO, LIQ : TD Bank NA, 4.05%, 9/8/2023 (a)	23,000	23,000
Series 2016E, Rev., AMT, VRDO, LIQ : UBS AG, 4.08%, 9/8/2023 (a)	7,110	7,110
Michigan State Housing Development Authority, Single Family Mortgage Series 2009D, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	1,450	1,450
RIB Floater Trust Various States
Series 2022-048, Rev., VRDO, LIQ : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	14,800	14,800
Series 46, Rev., VRDO, LOC : Barclays Bank plc, 4.07%, 9/1/2023 (a) (b)	11,890	11,890
		58,250
Minnesota — 0.4%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018C, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.80%, 9/1/2023 (a)	5,315	5,315
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 4.15%, 9/1/2023 (a)	1,300	1,300
		6,615
Mississippi — 3.5%
Mississippi Business Finance Corp., Chevron USA, Inc. Project Series 2007D, Rev., VRDO, 3.90%, 9/1/2023 (a)	5,000	5,000
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.80%, 9/1/2023 (a)	8,075	8,075
Series 2007C, Rev., VRDO, 3.80%, 9/1/2023 (a)	645	645
Series 2009B, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,375	1,375
Series 2009C, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,225	1,225
Series 2009F, Rev., VRDO, 3.80%, 9/1/2023 (a)	1,850	1,850
Series 2009G, Rev., VRDO, 3.80%, 9/1/2023 (a)	250	250
Series 2010I, Rev., VRDO, 3.80%, 9/1/2023 (a)	10,675	10,675
Series 2011G, Rev., VRDO, 3.80%, 9/1/2023 (a)	9,210	9,210
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2007A, Rev., VRDO, 3.90%, 9/1/2023 (a)	10,000	10,000
Series 2010J, Rev., VRDO, 3.90%, 9/1/2023 (a)	1,185	1,185
Series 2010H, Rev., VRDO, 4.00%, 9/1/2023 (a)	3,250	3,250
Series 2010L, Rev., VRDO, 4.00%, 9/1/2023 (a)	925	925
Series 2011B, Rev., VRDO, 4.00%, 9/1/2023 (a)	695	695
Series 2011D, Rev., VRDO, 4.00%, 9/1/2023 (a)	300	300
		54,660
Missouri — 2.6%
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 4.00%, 9/8/2023 (a)	250	250
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.75%, 9/1/2023 (a)	1,380	1,380
Missouri Development Finance Board, The Nelson Gallery Foundation Series 2008A, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	38,850	38,850
		40,480
Nebraska — 0.3%
Douglas County Hospital Authority No. 2, Health Facilities Series 2008-A, Rev., VRDO, LOC : US Bank NA, 3.95%, 9/1/2023 (a)	350	350
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1253, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (b)	4,670	4,670
		5,020
Nevada — 1.7%
County of Clark, Industrial Development, Southwest Gas Corp., Project Series 2008A, Rev., AMT, VRDO, LOC : MUFG Union Bank NA, 4.03%, 9/8/2023 (a)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3103, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	6,660	6,660
		26,660
New Jersey — 3.7%
Borough of Ringwood, GO, BAN, 5.75%, 4/5/2024	100	102
City of Long Branch, GO, BAN, 5.50%, 1/30/2024	129	130
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	80

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
City of Plainfield, GO, BAN, 4.50%, 8/9/2024	4,099	4,126
RIB Floater Trust Various States
Series 2023-005, GO, BAN, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/1/2023 (a) (b)	19,070	19,070
Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 4.12%, 9/8/2023 (a) (b)	5,110	5,110
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1480, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	5,440	5,440
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 4.13%, 9/8/2023 (a) (b)	2,500	2,500
Township of Cranbury, GO, BAN, 4.25%, 4/30/2024	4,304	4,317
Township of Howell, GO, TAN, 4.00%, 2/21/2024	10,000	10,024
Township of Manchester Series 2023A, GO, BAN, 4.50%, 5/10/2024	3,750	3,768
Township of Upper Series 2023A, GO, BAN, 4.25%, 8/14/2024	3,000	3,012
		57,599
New York — 11.9%
Batavia City School District, GO, BAN, 4.25%, 6/11/2024	6,525	6,539
City of Ithaca, GO, BAN, 4.75%, 7/19/2024	2,000	2,014
City of New York, Fiscal Year 2006 Series 2006, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	2,535	2,535
City of New York, Fiscal Year 2008 Series 2008, Subseries L-4, GO, VRDO, LOC : US Bank NA, 4.25%, 9/1/2023 (a)	500	500
City of New York, Fiscal Year 2013 Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 4.00%, 9/1/2023 (a)	30,135	30,135
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.05%, 9/1/2023 (a)	8,000	8,000
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/1/2023 (a)	1,800	1,800
Metropolitan Transportation Authority Subseries 2012G-2, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	1,000	1,000
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	7,205	7,205
New York City Housing Development Corp., Fifth Avenue Apartments Series 2006A, Rev., VRDO, LOC : Citibank NA, 4.15%, 9/8/2023 (a)	1,550	1,550
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family Mortgage, La Casa Del Sol Series 2005A, Rev., VRDO, LOC : Citibank NA, 4.16%, 9/8/2023 (a)	1,555	1,555
New York City Housing Development Corp., Multi-Family Mortgage, Urban Horizons II LP Series 2005A, Rev., BAN, VRDO, LOC : Citibank NA, 4.16%, 9/8/2023 (a)	1,365	1,365
New York City Municipal Water Finance Authority, Second General Resolution
Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	12,620	12,620
Series BB 1A, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	5,300	5,300
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	1,255	1,255
Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/1/2023 (a)	5,900	5,900
Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/1/2023 (a)	650	650
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/1/2023 (a)	8,585	8,585
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	930	930
Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/1/2023 (a)	10,000	10,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021EE-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/1/2023 (a)	20,000	20,000
New York City Transitional Finance Authority Future Tax Secured Series 2010G-6, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	1,010	1,010
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.00%, 9/8/2023 (a)	225	225
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.98%, 9/1/2023 (a)	1,000	1,000
SEE NOTES TO FINANCIAL STATEMENTS.

81	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.89%, 9/1/2023 (a)	1,220	1,220
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.89%, 9/1/2023 (a)	150	150
New York State Housing Finance Agency, 350 West 43rd Street Housing
Series 2001A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.92%, 9/1/2023 (a)	5,000	5,000
Series 2002A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.92%, 9/1/2023 (a)	19,400	19,400
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 4.05%, 9/1/2023 (a) (b)	5,300	5,300
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	10,000	10,000
Springville-Griffith Institute Central School District, GO, BAN, 4.75%, 6/28/2024	3,800	3,829
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	2,045	2,045
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	4,800	4,800
Triborough Bridge and Tunnel Authority
Series 2005B-3, Rev., VRDO, LOC : Bank of America NA, 3.92%, 9/1/2023 (a)	2,050	2,050
Series 2001C, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/1/2023 (a)	1,300	1,300
		186,767
North Carolina — 0.6%
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0341, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (b)	2,130	2,130
Series 2022-ZL0405, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.11%, 9/8/2023 (a) (b)	3,330	3,330
Series 2022-XM1011, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 4.13%, 9/8/2023 (a) (b)	4,200	4,200
		9,660
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Dakota — 0.4%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2015E, Rev., VRDO, LIQ : TD Bank NA, 4.06%, 9/8/2023 (a)	5,530	5,530
Ohio — 1.9%
City of Delaware, GO, BAN, 4.63%, 7/3/2024	3,550	3,571
City of Westlake, Community Services Improvement Notes, GO, BAN, 4.25%, 8/29/2024	2,500	2,511
County of Belmont, Various Purpose General Obligation Limited Tax, GO, BAN, 4.50%, 8/15/2024	3,590	3,613
County of Hamilton, Hospital Facilities, The Elizabeth Gamble Deaconess Home Association Series 2002A, Rev., VRDO, LOC : Northern Trust Co. (The), 4.04%, 9/8/2023 (a)	2,400	2,400
Ohio Housing Finance Agency, Mortgage-Backed Securities Program
Series F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.03%, 9/8/2023 (a)	4,105	4,105
Series I, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.03%, 9/8/2023 (a)	4,540	4,540
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,800	2,800
Series 2022-XX1266, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	6,750	6,750
		30,290
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,220	2,220
Oregon — 1.8%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : US Bank NA, 4.11%, 9/8/2023 (a)	210	210
Port of Portland Airport Series 18B, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 4.10%, 9/8/2023 (a)	10,785	10,785
Port of Portland, International Airport Subseries 18A, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 4.05%, 9/8/2023 (a)	10,680	10,680
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	82

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project, Rev., VRDO, LOC : Bank of America NA, 4.13%, 9/1/2023 (a)	4,325	4,325
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1493, Rev., VRDO, LIQ : Bank of America NA, 4.18%, 9/8/2023 (a) (b)	2,085	2,085
		28,085
Other — 3.2%
FHLMC, Multi-Family VRD Certificates
Series M017, Rev., VRDO, LIQ : FHLMC, 4.09%, 9/8/2023 (a) (b)	31,557	31,557
Series M028, Rev., VRDO, LIQ : FHLMC, 4.14%, 9/8/2023 (a) (b)	7,495	7,495
Series M019, Rev., VRDO, LIQ : FHLMC, 4.50%, 9/8/2023 (a) (b)	2,226	2,226
Series M025, Rev., VRDO, LIQ : FHLMC, 4.63%, 9/8/2023 (a) (b)	5,630	5,630
Series M026, Rev., VRDO, LIQ : FHLMC, 4.63%, 9/8/2023 (a) (b)	3,365	3,365
		50,273
Pennsylvania — 2.5%
Fayette County Hospital Authority Series B, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	1,800	1,800
General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group Series D, Rev., VRDO, LIQ : Bank of America NA, 4.05%, 9/1/2023 (a)	2,550	2,550
Pennsylvania Turnpike Commission, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	5,600	5,600
Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC : TD Bank NA, 4.01%, 9/8/2023 (a)	100	100
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3041, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	4,000	4,000
Series 2022-XG0412, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	3,115	3,115
Series 2022-XG0413, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	2,665	2,665
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Series 2022-XM1057, Rev., VRDO, LIQ : Bank of America NA, 4.11%, 9/8/2023 (a) (b)	2,500	2,500
Series 2022-XM1083, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 4.14%, 9/8/2023 (a) (b)	11,375	11,375
		38,705
Tennessee — 1.5%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 4.27%, 9/8/2023 (a)	4,030	4,030
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool Series 2006, Rev., VRDO, LOC : Bank of America NA, 3.94%, 9/1/2023 (a)	8,350	8,350
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 4.13%, 9/8/2023 (a) (b)	5,400	5,400
		22,990
Texas — 4.1%
Calhoun Port Authority, Formosa Plastics Corp. Project Series 2011A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.16%, 9/8/2023 (a) (b)	10,000	10,000
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.15%, 9/8/2023 (a)	4,780	4,780
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project
Rev., VRDO, 3.99%, 9/1/2023 (a)	1,095	1,095
Rev., VRDO, 3.99%, 9/1/2023 (a)	5,000	5,000
Harris County Industrial Development Corp., Exxon Corp Project, Rev., VRDO, 3.85%, 9/1/2023 (a)	2,600	2,600
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2001, Subseries B-3, Rev., VRDO, 3.85%, 9/1/2023 (a)	100	100
Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Refining Corp. Project, Rev., VRDO, 3.99%, 9/1/2023 (a)	395	395
State of Texas, Veterans, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 4.20%, 9/8/2023 (a)	5,645	5,645
SEE NOTES TO FINANCIAL STATEMENTS.

83	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
State of Texas, Veterans Housing Assistance Program Series 2002A-2, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 4.20%, 9/8/2023 (a)	2,955	2,955
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	5,700	5,700
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1448, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	2,050	2,050
Series 2022-XM1050, Rev., VRDO, LIQ : Citibank NA, 4.09%, 9/8/2023 (a) (b)	950	950
Series 2022-XM1056, GO, VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (b)	3,750	3,750
Series 2023-XF1447, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (b)	2,000	2,000
Series 2023-XG0444, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (b)	1,875	1,875
Series 2022-XF1392, Rev., VRDO, LIQ : TD Bank NA, 4.10%, 9/8/2023 (a) (b)	5,000	5,000
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 4.11%, 9/8/2023 (a) (b)	4,890	4,890
Texas Transportation Commission State Highway Fund Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 4.07%, 9/8/2023 (a)	6,000	6,000
		64,785
Utah — 0.9%
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 3.75%, 9/1/2023 (a)	7,500	7,500
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1249, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (b)	2,920	2,920
Series 2022-XG0364, Rev., VRDO, LIQ : Bank of America NA, 4.12%, 9/8/2023 (a) (b)	4,505	4,505
		14,925
Virginia — 0.9%
Botetourt County Industrial Development Authority, Altec Industries, Rev., VRDO, LOC : Bank of America NA, 4.25%, 9/8/2023 (a)	7,400	7,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Harrisonburg Economic Development Authority, Health Care Facility, Sentara Health Series 2023, Rev., VRDO, LOC : US Bank NA, 3.85%, 9/8/2023 (a)	4,200	4,200
Virginia College Building Authority, University of Richmond Project Series 2006, Rev., VRDO, LIQ : US Bank NA, 4.20%, 9/1/2023 (a)	2,100	2,100
		13,700
Washington — 0.9%
Port of Tacoma, Subordinate Lien
Rev., AMT, VRDO, LOC : PNC Bank NA, 4.10%, 9/8/2023 (a)	6,920	6,920
Series 2019A, Rev., AMT, VRDO, LOC : PNC Bank NA, 4.10%, 9/8/2023 (a)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	2,630	2,630
		14,550
Wisconsin — 1.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-XL0447, Rev., VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (b)	6,750	6,750
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.93%, 9/1/2023 (a)	8,000	8,000
Wisconsin Housing and Economic Development Authority Housing Series 2022C, Rev., VRDO, LIQ : FHLB, 4.05%, 9/8/2023 (a)	4,650	4,650
		19,400
Total Municipal Bonds (Cost $1,346,703)		1,346,703
	SHARES (000)
Variable Rate Demand Preferred Shares — 3.0%
Other — 3.0%
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 4.11%, 9/8/2023# (b)	20,000	20,000
Series 3-PFD, LIQ : TD Bank NA, 4.11%, 9/8/2023# (b)	7,500	7,500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	84

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued
Other — continued
Nuveen Quality Municipal Income Fund Series 2-2525, LIQ : Barclays Bank plc, 4.16%, 9/8/2023# (b)	20,000	20,000
Total Variable Rate Demand Preferred Shares (Cost $47,500)		47,500
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 11.6%
Commercial Paper — 11.6%
Board of Regents of the University of Texas System
Series A, 3.30%, 9/20/2023	10,000	10,000
City of Atlanta
Series N-2, 3.60%, 9/7/2023	15,900	15,900
Series M-2, 3.65%, 9/7/2023	25,700	25,700
City of Houston
Series G-2, 3.25%, 9/14/2023	5,000	5,000
Series H-2, 3.40%, 9/21/2023	13,000	13,000
Series E-1, 3.70%, 10/3/2023	5,000	5,000
City of Jacksonville
Series 94, 3.50%, 9/6/2023	5,000	5,000
Series 2016, 3.60%, 11/7/2023	11,000	11,000
City of San Antonio Electric & Gas Systems
Series C, 3.30%, 9/12/2023	10,000	10,000
Series B, 3.40%, 9/12/2023	10,000	10,000
County of Harris Toll Road
3.70%, 2/14/2024	5,330	5,330
County of Montgomery
Series 10-A, 3.50%, 10/3/2023	10,000	10,000
Health Care Authority of the City of Huntsville (The)
3.60%, 9/26/2023	10,000	10,000
Lower Colorado River Authority
Series B, 3.50%, 9/28/2023	4,913	4,913
Miami Dade College Foundation, Inc.
Series 2021, 3.40%, 9/7/2023	8,000	8,000
Omaha Public Power District
Series A, 3.70%, 11/28/2023	12,500	12,500
San Francisco City & County Airport Comm-San Francisco International Airport
Series A-3, 3.30%, 9/13/2023	8,000	8,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
University of North Texas System
Series A, 3.58%, 11/15/2023	13,650	13,650
Total Commercial Paper (Cost $182,993)		182,993
Total Short Term Investments (Cost $182,993)		182,993
Total Investments — 100.2% (Cost $1,577,196) *		1,577,196
Liabilities in Excess of Other Assets — (0.2)%		(3,466)
NET ASSETS — 100.0%		1,573,730

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2023.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

SEE NOTES TO FINANCIAL STATEMENTS.

85	J.P. Morgan Money Market Funds	August 31, 2023

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	86

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 65.4%
California — 65.4%
Abag Finance Authority for Nonprofit Corps., Sharp Healthcare Series 2009A, Rev., VRDO, LOC : Bank of America NA, 2.82%, 9/6/2023 (a)	635	635
Alameda County Industrial Development Authority, JMS Family Partnership Series 1995A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.00%, 9/8/2023 (a)	3,330	3,330
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.11%, 9/8/2023 (a)	1,760	1,760
Alameda Public Financing Authority Series 2003A, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.95%, 9/8/2023 (a)	300	300
Bay Area Toll Authority
Series 2023B, Rev., VRDO, LOC : Barclays Bank plc, 3.02%, 9/1/2023 (a)	11,520	11,520
Series 2019D, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.00%, 9/8/2023 (a)	4,500	4,500
Series 2007C-2, Rev., VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 2.35%, 9/8/2023 (a)	600	600
Series 2007G-1, Rev., VRDO, LOC : Bank of America NA, 2.75%, 9/8/2023 (a)	910	910
California Economic Development Financing Authority, Killion Industries Project, Rev., VRDO, LOC : Union Bank of California, 4.00%, 9/8/2023 (a)	3,700	3,700
California Educational Facilities Authority, Institute of Technology
Rev., VRDO, 2.80%, 9/8/2023 (a)	7,650	7,650
Series A, Rev., VRDO, 3.07%, 9/8/2023 (a)	5,600	5,600
California Health Facilities Financing Authority, Adventist Health System Series 2009B, Rev., VRDO, LOC : US Bank NA, 2.45%, 9/1/2023 (a)	4,315	4,315
California Health Facilities Financing Authority, Memorial Health Services
Rev., VRDO, 2.80%, 9/8/2023 (a)	400	400
Series 2013A, Rev., VRDO, 2.80%, 9/8/2023 (a)	100	100
California Health Facilities Financing Authority, Scripps Health
Series 2010B, Rev., VRDO, 2.15%, 9/8/2023 (a)	600	600
Series 2010C, Rev., VRDO, 2.15%, 9/8/2023 (a)	1,280	1,280
California Health Facilities Financing Authority, Stanford Hospital and Clinics Series 2008B-2, Rev., VRDO, 3.05%, 10/4/2023 (a)	3,650	3,650
California Housing Finance Agency, Montecito Village Affordable LP Series 2009B, Rev., VRDO, LIQ : FHLMC, 4.00%, 9/8/2023 (a)	350	350
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
California Infrastructure and Economic Development Bank, Industrial Development, Silva Corks USA LLC Project Series 2006, Rev., VRDO, LOC : Bank of America NA, 3.84%, 9/8/2023 (a)	990	990
California Infrastructure and Economic Development Bank, Pleasant Mattress Inc. Series 2000A, Rev., VRDO, LOC : Wells Fargo Bank NA, 4.00%, 9/8/2023 (a)	280	280
California Municipal Finance Authority, Chevron USA, Inc., Project Series 2005, Rev., VRDO, 2.47%, 9/1/2023 (a)	9,850	9,850
California Municipal Finance Authority, Mult-Family Housing,Garden Brook Senior Series 2018A, Rev., VRDO, LOC : FHLB, 2.82%, 9/8/2023 (a)	100	100
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 4.05%, 9/8/2023 (a)	580	580
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project
Series 2010B, Rev., VRDO, 2.45%, 9/1/2023 (a)	770	770
Series 2010C, Rev., VRDO, 2.50%, 9/1/2023 (a)	4,115	4,115
California Pollution Control Financing Authority, Big Bear Disposal, Inc., Project, Rev., VRDO, LOC : Union Bank NA, 3.00%, 9/8/2023 (a)	420	420
California Pollution Control Financing Authority, ExxonMobil Project Series 2001, Rev., VRDO, 2.59%, 9/1/2023 (a)	305	305
California Public Finance Authority, Sharp Healthcare
Series 2017B, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/1/2023 (a)	300	300
Series 2017C, Rev., VRDO, LOC : Barclays Bank plc, 2.80%, 9/1/2023 (a)	6,390	6,390
California School Cash Reserve Program Authority Series 2024A, Rev., 5.00%, 6/28/2024	3,000	3,044
California Statewide Communities Development Authority, American Modular System Series 2001A, Rev., VRDO, LOC : Bank of the West, 3.77%, 9/8/2023 (a)	800	800
California Statewide Communities Development Authority, HSG Foxwood Series 1999J, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.74%, 9/8/2023 (a)	1,200	1,200
California Statewide Communities Development Authority, Multifamily Horizons Indio Series 2005F, Rev., VRDO, LOC : Citibank NA, 2.95%, 9/8/2023 (a)	910	910
SEE NOTES TO FINANCIAL STATEMENTS.

87	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Statewide Communities Development Authority, Olen Jones Senior Apartments Series 2002BB, Rev., VRDO, LOC : Citibank NA, 2.95%, 9/8/2023 (a)	595	595
California Statewide Communities Development Authority, Rady Children's Hospital
Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.65%, 9/1/2023 (a)	300	300
Series 2008C, Rev., VRDO, LOC : Northern Trust Co. (The), 3.00%, 9/8/2023 (a)	2,100	2,100
California Statewide Communities Development Authority, Salvation Army Series 2003EEE, Rev., VRDO, LOC : FNMA, 3.44%, 9/8/2023 (a)	3,800	3,800
California Statewide Communities Development Authority, Sweep Loan Program Series 2007A, Rev., VRDO, LOC : US Bank NA, 2.35%, 9/8/2023 (a)	925	925
Central Contra Costa Sanitary District, COP, 5.00%, 9/1/2023	5,125	5,125
City of Big Bear Lake, Southwest Gas Corp., Project Series 1993A, Rev., AMT, VRDO, LOC : Bank of America NA, 3.90%, 9/8/2023 (a)	850	850
City of Irvine, Assessment District No. 00-18, Limited Obligation Improvement Series 2001A, VRDO, LOC : State Street Bank & Trust Co., 2.56%, 9/1/2023 (a)	400	400
City of Irvine, Assessment District No. 03-19, Limited Obligation Improvement Series A, VRDO, LOC : US Bank NA, 2.45%, 9/1/2023 (a)	3,925	3,925
City of Irvine, Assessment District No. 07-22, Limited Obligation Improvement Series A, VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.61%, 9/1/2023 (a)	1,000	1,000
City of Irvine, Assessment District No. 93-14, Limited Obligation Improvement, VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.61%, 9/1/2023 (a)	2,100	2,100
City of Irvine, Reassessment District No. 05-21, Limited Obligation Improvement Series A, VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.45%, 9/1/2023 (a)	1,412	1,412
City of Los Angeles, Rev., TRAN, 5.00%, 6/27/2024	7,000	7,100
City of Riverside
Series 2008A, Rev., VRDO, LOC : Barclays Bank plc, 2.85%, 9/8/2023 (a)	550	550
COP, VRDO, LOC : Bank of America NA, 3.11%, 9/8/2023 (a)	4,150	4,150
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 2000A, Rev., VRDO, LOC : FNMA, 4.15%, 9/8/2023 (a)	2,000	2,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
County of San Bernardino, Evergreen Apartments Series 1999A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2023 (a)	2,900	2,900
County of San Bernardino, Green Valley Apartments Series 1999A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2023 (a)	2,515	2,515
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2023 (a)	950	950
County of San Bernardino, Sycamore Terrace Apartments Series 1999A, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2023 (a)	700	700
County of San Diego
COP, VRDO, LOC : Northern Trust Co. (The), 3.21%, 9/8/2023 (a)	3,450	3,450
COP, VRDO, LOC : Wells Fargo Bank NA, 3.33%, 9/8/2023 (a)	100	100
Los Angeles County Schools, Pooled Financing Program Series A, Rev., TRAN, 5.00%, 6/28/2024 (b)	3,000	3,043
Los Angeles Department of Water and Power, Power System
Series 2001B-3, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/1/2023 (a)	795	795
Series 2021A-1, Rev., VRDO, LIQ : Royal Bank of Canada, 2.75%, 9/1/2023 (a)	2,110	2,110
Series 2023C-2, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2023 (a)	3,500	3,500
Series A-6, Rev., VRDO, LIQ : Bank of America NA, 3.00%, 9/1/2023 (a)	1,650	1,650
Series 2001B, Subseries B1, Rev., VRDO, LIQ : Barclays Bank plc, 2.85%, 9/8/2023 (a)	2,000	2,000
Series 2001B, Subseries B-7, Rev., VRDO, LIQ : Barclays Bank plc, 2.85%, 9/8/2023 (a)	750	750
Los Angeles Department of Water and Power, Water System
Series 2019A-1, Rev., VRDO, LIQ : Barclays Bank plc, 2.56%, 9/1/2023 (a)	3,000	3,000
Series 2019A, Subseries A-2, Rev., VRDO, LIQ : Barclays Bank plc, 2.75%, 9/1/2023 (a)	2,830	2,830
Series 2021A-1, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/1/2023 (a)	100	100
Series 2001B-3, Rev., VRDO, LIQ : UBS AG, 2.95%, 9/8/2023 (a)	50	50
Metropolitan Water District of Southern California Series 2017A, Rev., VRDO, LIQ : PNC Bank NA, 2.72%, 9/1/2023 (a)	450	450
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	88

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Mkts LLC, 4.65%, 9/1/2023 (a) (c)	4,000	4,000
Orange County Water District Series 2003A, COP, VRDO, LOC : Bank of America NA, 2.80%, 9/8/2023 (a)	6,110	6,110
Rancho Water District Community Facilities District No. 89-5, VRDO, LOC : Wells Fargo Bank NA, 3.16%, 9/8/2023 (a)	260	260
RBC Municipal Products, Inc. Trust, Floater Certificates Series G118, VRDO, LOC : Royal Bank of Canada, 4.01%, 10/2/2023 (a) (c)	1,050	1,050
Regents of the University of California Medical Center Pooled
Series 2007B-1, Rev., VRDO, 2.80%, 9/1/2023 (a)	1,550	1,550
Series 2013K, Rev., VRDO, 2.80%, 9/1/2023 (a)	11,100	11,100
RIB Floater Trust Various States
Series 2022-042, Rev., VRDO, LIQ : Barclays Bank plc, 4.02%, 9/1/2023 (a) (c)	1,850	1,850
Series 45, GO, VRDO, LIQ : Barclays Bank plc, 4.02%, 9/1/2023 (a) (c)	1,975	1,975
Series 40, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/8/2023 (a) (c)	1,625	1,625
Riverside County Housing Authority, Tyler Springs Apartments Series 1999C, Rev., VRDO, LOC : FNMA, 2.72%, 9/8/2023 (a)	425	425
Sacramento County Housing Authority Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 2.78%, 9/8/2023 (a)	3,200	3,200
Sacramento County Housing Authority, Terrace Apartments, Rev., VRDO, FNMA, LIQ : FNMA, 2.72%, 9/8/2023 (a)	1,175	1,175
Sacramento Municipal Utility District Series 2023C, Rev., VRDO, LIQ : TD Bank NA, 2.70%, 9/1/2023 (a)	6,000	6,000
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC : Citibank NA, 4.17%, 9/8/2023 (a)	2,445	2,445
San Diego Unified School District Series A, Rev., TRAN, 5.00%, 6/28/2024	1,250	1,269
San Francisco City and County Redevelopment Agency Successor Agency, Maria Manor Apartments Series 2000F, Rev., VRDO, LOC : Citibank NA, 3.09%, 9/8/2023 (a)	725	725
Santa Clara County Financing Authority, El Camino Hospital Series 2009A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.84%, 9/8/2023 (a)	200	200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2008M, Rev., VRDO, LOC : Bank of America NA, 3.14%, 9/8/2023 (a)	6,300	6,300
Sequoia Union High School District, Rev., TRAN, 3.50%, 1/31/2024	7,905	7,915
Southern California Public Power Authority, Magnolia Power Project Series 2020-3, Rev., VRDO, LIQ : Bank of America NA, 3.89%, 9/1/2023 (a)	16,450	16,450
State of California Series 2003C-1, GO, VRDO, LOC : TD Bank NA, 2.80%, 9/8/2023 (a)	1,385	1,385
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1040, Rev., VRDO, LIQ : UBS AG, 4.08%, 9/8/2023 (a) (c)	4,325	4,325
Series 2022-XX1258, Rev., VRDO, LIQ : Barclays Bank plc, 4.08%, 9/8/2023 (a) (c)	2,000	2,000
Series 2022-XX1262, Rev., VRDO, LIQ : Barclays Bank plc, 4.08%, 9/8/2023 (a) (c)	1,875	1,875
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 4.08%, 9/8/2023 (a) (c)	1,875	1,875
Series 2022-ZL0410, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.08%, 9/8/2023 (a) (c)	5,000	5,000
Series 2021-XF2962, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	470	470
Series 2022-XF1323, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	2,650	2,650
Series 2022-XF1326, GO, VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	4,000	4,000
Series 2022-XF1386, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,915	2,915
Series 2022-XF1415, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	1,705	1,705
Series 2022-XF1438, GO, VRDO, LOC : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	1,485	1,485
Series 2022-XF3006, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	4,000	4,000
Series 2022-XF3025, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	7,750	7,750
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	3,130	3,130
Series 2022-XG0393, GO, VRDO, LOC : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	2,400	2,400
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	3,105	3,105
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,900	1,900
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	3,840	3,840
SEE NOTES TO FINANCIAL STATEMENTS.

89	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2022-XM1014, GO, VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	5,270	5,270
Series 2022-XM1036, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,665	2,665
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	6,700	6,700
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	4,675	4,675
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	2,500	2,500
Series 2022-ZL0231, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,330	1,330
Series 2022-ZL0233, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,000	1,000
Series 2022-ZL0242, GO, VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,800	1,800
Series 2022-ZL0287, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	5,905	5,905
Series 2023-XF1524, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,000	1,000
Series 2023-XG0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	1,360	1,360
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	5,285	5,285
Series 2023-XL0445, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	3,750	3,750
Series 2023-XM1114, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	3,335	3,335
Series 2022-XX1215, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	1,500	1,500
Series 2022-YX1229, Rev., VRDO, LIQ : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	1,880	1,880
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 4.11%, 9/8/2023 (a) (c)	2,500	2,500
Series 2022-XF1384, Rev., VRDO, LIQ : TD Bank NA, 4.12%, 9/8/2023 (a) (c)	1,500	1,500
Series 2022-XG0363, GO, VRDO, LOC : Bank of America NA, 4.14%, 9/8/2023 (a) (c)	4,690	4,690
University of California
Series 2013AL-4, Rev., VRDO, 2.85%, 9/1/2023 (a)	11,070	11,070
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2013AL-3, Rev., VRDO, 2.90%, 9/1/2023 (a)	8,950	8,950
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/8/2023 (a)	300	300
		358,878
Total Municipal Bonds (Cost $358,878)		358,878
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.3%
California — 9.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 4.09%, 9/8/2023# (c)	12,000	12,000
Nuveen California Quality Municipal Income Fund
Series 4, LIQ : Royal Bank of Canada, 4.13%, 9/8/2023# (c)	14,000	14,000
Series 1-1362, LIQ : Societe Generale, 4.15%, 9/8/2023# (c)	25,000	25,000
Total Variable Rate Demand Preferred Shares (Cost $51,000)		51,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 25.6%
Commercial Paper — 25.6%
California Educational Facilities Authority
3.05%, 10/23/2023	1,000	1,000
California Statewide Communities Development Authority
Series 08-C, 3.28%, 9/14/2023	5,000	5,000
Series 9B-4, 3.35%, 9/19/2023	6,000	6,000
Series 09-D, 3.35%, 9/20/2023	6,000	6,000
Series B-6, 3.02%, 10/4/2023	7,000	7,000
Series B-5, 3.00%, 10/11/2023	3,000	3,000
Series D, 3.07%, 10/11/2023	10,000	10,000
Series 9B-1, 3.50%, 1/10/2024	7,000	7,000
City & County of San Francisco
Series A-4, 3.15%, 9/13/2023	5,000	5,000
County of Los Angeles
3.30%, 10/17/2023	20,000	20,000
Municipal Improvement Corp. of Los Angeles
Series A-3, 3.00%, 9/13/2023	5,000	5,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	90

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series A-1, 3.10%, 10/17/2023	2,000	2,000
San Diego County Water Authority
Series 10, 3.04%, 9/6/2023	11,000	11,000
Series 10, 3.30%, 10/17/2023	14,900	14,900
San Francisco City & County Airport Comm-San Francisco International Airport
Series A-1, Rev., AMT, 3.10%, 9/13/2023	5,000	5,000
State of California
Series A-7, 2.80%, 9/6/2023	500	500
Series A-3, 3.20%, 9/6/2023	12,000	12,000
Series A-1, 3.52%, 9/21/2023	7,000	7,000
Series 11A5, 3.18%, 11/7/2023	4,000	4,000
University of California
Series A, 3.00%, 9/13/2023	7,000	7,000
Series A, 3.05%, 9/27/2023	2,000	2,000
Total Commercial Paper (Cost $140,400)		140,400
Total Short Term Investments (Cost $140,400)		140,400
Total Investments — 100.3% (Cost $550,278) *		550,278
Liabilities in Excess of Other Assets — (0.3)%		(1,392)
NET ASSETS — 100.0%		548,886

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2023.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

91	J.P. Morgan Money Market Funds	August 31, 2023

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.4%
New York — 94.4%
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 4.08%, 9/8/2023 (a)	2,245	2,245
Alfred Almond Central School District, GO, BAN, 4.75%, 7/17/2024	4,255	4,287
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 4.10%, 9/8/2023 (a)	10,405	10,405
Ballston Spa Central School District, GO, BAN, 4.25%, 9/13/2024 (b)	2,915	2,926
Batavia City School District, GO, BAN, 4.25%, 6/11/2024	8,000	8,017
Battery Park City Authority
Series 2019D-1, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	5,150	5,150
Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	22,780	22,780
Bemus Point Central School District, GO, BAN, 4.50%, 7/25/2024	246	248
Build NYC Resource Corp., Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	150	150
Byron-Bergen Central School District, GO, BAN, 4.75%, 6/14/2024	8,000	8,051
Cato-Meridian Central School District, GO, BAN, 4.00%, 9/22/2023	365	365
Chenango Valley Central School District, GO, BAN, 4.60%, 6/27/2024	9,000	9,063
City of Hudson, GO, BAN, 4.60%, 6/21/2024	4,996	5,029
City of Ithaca, GO, BAN, 4.75%, 7/19/2024	3,954	3,982
City of New York, Fiscal Year 2006 Series 2006I, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/1/2023 (a)	2,100	2,100
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.97%, 9/1/2023 (a)	375	375
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 4.00%, 9/1/2023 (a)	4,875	4,875
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	5,115	5,115
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	600	600
Series B, Subseries B-5, GO, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	4,250	4,250
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2022
Series 2022D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.05%, 9/1/2023 (a)	800	800
Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.05%, 9/1/2023 (a)	8,935	8,935
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/1/2023 (a)	10,000	10,000
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	2,435	2,435
City of Peekskill, GO, BAN, 4.25%, 8/23/2024	1,650	1,657
City of Rome, GO, BAN, 4.75%, 6/12/2024	7,523	7,568
Clarkstown Central School District, GO, TAN, 3.75%, 12/1/2023 (b)	13,000	13,011
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 4.09%, 9/8/2023 (a)	2,365	2,365
Glen Cove City School District, GO, BAN, 4.25%, 6/27/2024 (b)	7,715	7,743
Haldane Central School District Series 2023B, GO, BAN, 4.50%, 8/23/2024	365	367
Hornell City School District, GO, BAN, 4.25%, 6/28/2024	6,000	6,024
Long Island Power Authority, Electric System Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/8/2023 (a)	11,000	11,000
Metropolitan Transportation Authority
Series 2015, Subseries E-3, Rev., VRDO, LOC : Bank of America NA, 3.92%, 9/1/2023 (a)	2,630	2,630
Series 2012G-1, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/1/2023 (a)	4,700	4,700
Series 2005D-2, Rev., VRDO, LOC : Bank of Montreal, 4.00%, 9/1/2023 (a)	1,000	1,000
Subseries G-4, Rev., VRDO, LOC : Bank of Montreal, 4.00%, 9/1/2023 (a)	13,030	13,030
Series 2020, Subseries B-2, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	3,700	3,700
Series 2020B, Subseries B-1, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	32,540	32,540
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	5,950	5,950
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/1/2023 (a)	13,660	13,660
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	92

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 4.04%, 9/8/2023 (a)	32,695	32,695
Series 2005, Subseries E-2, Rev., VRDO, LOC : Bank of America NA, 4.09%, 9/8/2023 (a)	4,241	4,242
Mineola Union Free School District, GO, TAN, 4.25%, 6/26/2024 (b)	6,000	6,023
Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project, Rev., VRDO, LOC : FNMA, 4.01%, 9/8/2023 (a)	4,100	4,100
New York City Housing Development Corp., Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	3,200	3,200
New York City Housing Development Corp., 92nd Realty LLC Series 1999A, Rev., VRDO, FNMA, LOC : FNMA, 3.98%, 9/8/2023 (a)	5,000	5,000
New York City Housing Development Corp., Fifth Avenue Apartments Series 2006A, Rev., VRDO, LOC : Citibank NA, 4.15%, 9/8/2023 (a)	6,440	6,440
New York City Housing Development Corp., Multi-Family Mortgage, Elliott Chelsea Development Series 2010A, Rev., VRDO, LIQ : FHLMC, 4.05%, 9/8/2023 (a)	30,095	30,095
New York City Housing Development Corp., Multi-Family Mortgage, Manhattan Court Series 2004A, Rev., VRDO, LOC : Citibank NA, 4.14%, 9/8/2023 (a)	3,250	3,250
New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development Series 2011B, Rev., VRDO, 4.00%, 9/8/2023 (a)	800	800
New York City Housing Development Corp., Multi-Family Rent Housing, Gold Street Series 2006A, Rev., VRDO, LOC : FNMA, 4.12%, 9/8/2023 (a)	51,500	51,500
New York City Housing Development Corp., Multi-Family Rental Housing Series 2009A, Rev., VRDO, LOC : FHLMC, 4.05%, 9/8/2023 (a)	2,315	2,315
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development
Series 2006A, Rev., VRDO, LOC : FNMA, 3.85%, 9/8/2023 (a)	25,050	25,050
Series 2000A, Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	30	30
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 4.12%, 9/8/2023 (a)	3,550	3,550
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC : FNMA, 4.08%, 9/8/2023 (a)	26,600	26,600
New York City Housing Development Corp., Nagle Courtyard Apartments Series 2004A, Rev., VRDO, LOC : FNMA, 4.15%, 9/8/2023 (a)	3,800	3,800
New York City Housing Development Corp., Ogden Ave Ltd. Partnership Series 2004A, Rev., VRDO, LOC : FNMA, 4.15%, 9/8/2023 (a)	1,160	1,160
New York City Housing Development Corp., West 26th Street Development
Series 2012A, Rev., VRDO, LIQ : FHLMC, 4.00%, 9/8/2023 (a)	3,650	3,650
Series 2011A, Rev., AMT, VRDO, LIQ : FHLMC, 4.06%, 9/8/2023 (a)	7,300	7,300
New York City Industrial Development Agency, Civic Facility, Rev., VRDO, LOC : TD Bank NA, 4.06%, 9/8/2023 (a)	4,825	4,825
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 4.65%, 9/1/2023 (a)	16,195	16,195
New York City Municipal Water Finance Authority, Second General Resolution
Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	3,330	3,330
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	75	75
Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/1/2023 (a)	14,450	14,450
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/1/2023 (a)	2,800	2,800
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2013 Series 2013AA-1, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	15,250	15,250
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2016 Series 2016AA-1, Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	500	500
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/1/2023 (a)	15,425	15,425
SEE NOTES TO FINANCIAL STATEMENTS.

93	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/1/2023 (a)	4,050	4,050
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/1/2023 (a)	22,845	22,845
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Series 2016AA-2, Rev., VRDO, LIQ : PNC Bank NA, 4.05%, 9/8/2023 (a)	9,930	9,930
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021EE-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.25%, 9/1/2023 (a)	5,000	5,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/1/2023 (a)	3,800	3,800
New York City Transitional Finance Authority Future Tax Secured Series 2014B-3, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	13,275	13,275
New York City Transitional Finance Authority, Future Tax Secured
Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	3,000	3,000
Series 2015E-4, Rev., VRDO, LIQ : Bank of America NA, 3.92%, 9/1/2023 (a)	3,925	3,925
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.95%, 9/1/2023 (a)	10,280	10,280
Series B-5, Rev., VRDO, LIQ : US Bank NA, 4.25%, 9/1/2023 (a)	18,335	18,335
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series 2003A-4, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/1/2023 (a)	10,500	10,500
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series 2011, Subseries A-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/1/2023 (a)	700	700
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 4.00%, 9/8/2023 (a)	10,305	10,305
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.95%, 9/1/2023 (a)	2,575	2,575
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.97%, 9/1/2023 (a)	1,100	1,100
New York State Dormitory Authority, Columbia University
Series 2009A, Rev., VRDO, 3.65%, 9/8/2023 (a)	4,985	4,985
Series 2003B, Rev., VRDO, 3.85%, 9/8/2023 (a)	3,885	3,885
New York State Dormitory Authority, Cornell University
Series 2019B, Rev., VRDO, LIQ : US Bank NA, 4.10%, 9/1/2023 (a)	4,300	4,300
Series 2004A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.99%, 9/8/2023 (a)	600	600
Series 2004B, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.99%, 9/8/2023 (a)	100	100
New York State Dormitory Authority, Fordham University Series 2008A-1, Rev., VRDO, LOC : Bank of America NA, 4.07%, 9/8/2023 (a)	550	550
New York State Dormitory Authority, Northern Westchester Hospital, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	1,555	1,555
New York State Dormitory Authority, Personal Income Tax Series 2020A, Rev., 5.00%, 9/15/2023	5,000	5,003
New York State Dormitory Authority, Royal Charter Properties, Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	780	780
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 3.75%, 9/8/2023 (a)	20,900	20,900
Series 2004, Subseries C3, Rev., VRDO, LOC : Mizuho Bank Ltd., 3.80%, 9/8/2023 (a)	17,000	17,000
Series 2005A-1, Rev., VRDO, LOC : Mizuho Bank Ltd., 4.03%, 9/8/2023 (a)	400	400
Series 2005, Subseries A3, Rev., VRDO, LOC : Mizuho Bank Ltd., 4.05%, 9/8/2023 (a)	920	920
Series 2004, Subseries C1, Rev., VRDO, LOC : Mizuho Bank Ltd., 4.07%, 9/8/2023 (a)	150	150
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	94

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2004, Subseries C2, Rev., VRDO, LOC : Mizuho Bank Ltd., 4.08%, 9/8/2023 (a)	32,310	32,310
Series 2010A-1, Rev., VRDO, LOC : Scotiabank, 4.08%, 9/8/2023 (a)	400	400
Series 2010A-3, Rev., VRDO, LOC : Scotiabank, 4.08%, 9/8/2023 (a)	200	200
New York State Housing Finance Agency Series 2009A, Rev., VRDO, LOC : FNMA, 4.00%, 9/8/2023 (a)	10,940	10,940
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 4.00%, 9/8/2023 (a)	40,400	40,400
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.89%, 9/1/2023 (a)	21,815	21,815
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.89%, 9/1/2023 (a)	36,025	36,025
New York State Housing Finance Agency, 29 Flatbush Avenue Housing
Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 4.10%, 9/8/2023 (a)	27,875	27,875
Series A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 4.10%, 9/8/2023 (a)	1,165	1,165
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 3.85%, 9/8/2023 (a)	5,550	5,550
New York State Housing Finance Agency, 330 West 39th Street Housing Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 4.27%, 9/8/2023 (a)	7,825	7,825
New York State Housing Finance Agency, 350 West 43rd Street Housing
Series 2001A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.92%, 9/1/2023 (a)	5,970	5,970
Series 2002A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.92%, 9/1/2023 (a)	35,800	35,800
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	2,400	2,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 4.27%, 9/8/2023 (a)	6,820	6,820
New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	650	650
New York State Housing Finance Agency, Clarkstown Maplewood Gardens Series 2009A, Rev., VRDO, LOC : FHLMC, 4.11%, 9/8/2023 (a)	1,000	1,000
New York State Housing Finance Agency, Clinton Park Housing Series 2010A, Rev., VRDO, LIQ : FHLMC, 4.10%, 9/8/2023 (a)	27,510	27,510
New York State Housing Finance Agency, College ARMS Apartments Series 2008A, Rev., VRDO, LIQ : FHLMC, 4.09%, 9/8/2023 (a)	2,045	2,045
New York State Housing Finance Agency, East 102nd Street Realty LLC Series 2002A, Rev., VRDO, LOC : Federal Home Loan Mtg, 3.98%, 9/8/2023 (a)	12,000	12,000
New York State Housing Finance Agency, Grace Towers Housing II LLC Series 2007A, Rev., VRDO, LOC : FHLMC, 3.98%, 9/8/2023 (a)	4,440	4,440
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 4.12%, 9/8/2023 (a)	10,100	10,100
New York State Housing Finance Agency, Liberty Street Realty LLC Series 2003A, Rev., VRDO, LOC : FHLMC, 3.95%, 9/8/2023 (a)	37,700	37,700
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 4.00%, 9/8/2023 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 3.85%, 9/8/2023 (a)	400	400
New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	100	100
New York State Housing Finance Agency, Worth Street, 23rd Chelsea Assocs LLC
Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	3,400	3,400
Rev., VRDO, LOC : FNMA, 3.95%, 9/8/2023 (a)	2,100	2,100
Newark Valley Central School District, GO, BAN, 4.00%, 9/1/2023	1,107	1,107
Oneida County Industrial Development Agency, Champion Home Builders Co., Rev., VRDO, LOC : Wells Fargo Bank NA, 4.10%, 9/8/2023 (a)	6,820	6,820
SEE NOTES TO FINANCIAL STATEMENTS.

95	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Rev., VRDO, LOC : HSBC Bank USA NA, 4.10%, 9/8/2023 (a)	7,110	7,110
Owego Apalachin Central School District, GO, BAN, 4.50%, 8/16/2024	2,439	2,456
Penn Yan Central School District, GO, BAN, 4.50%, 9/13/2024 (b)	565	568
Port Authority of New York and New Jersey Series 186, Rev., AMT, 5.00%, 10/15/2023	7,000	7,013
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 23, Rev., VRDO, LIQ : Barclays Bank plc, 3.21%, 9/1/2023 (a) (c)	2,225	2,225
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 4.05%, 9/1/2023 (a) (c)	16,420	16,420
Series 2018-E126, Rev., VRDO, LOC : Royal Bank of Canada, 4.11%, 9/8/2023 (a) (c)	22,850	22,850
Series G-120, Rev., VRDO, LOC : Royal Bank of Canada, 4.12%, 9/8/2023 (a) (c)	7,600	7,600
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 4.16%, 9/8/2023 (a) (c)	61,825	61,825
RIB Floater Trust Various States
Series 12, Rev., VRDO, LIQ : Barclays Bank plc, 2.89%, 9/1/2023 (a) (c)	10,305	10,305
Series 2022-009, Rev., VRDO, LIQ : Barclays Bank plc, 3.24%, 9/1/2023 (a) (c)	22,960	22,960
Roslyn Union Free School District, GO, BAN, 4.25%, 8/29/2024	1,458	1,464
Skaneateles Central School District, GO, BAN, 4.50%, 8/15/2024	1,370	1,379
Springville-Griffith Institiute Central School District Series 2023A, GO, BAN, 4.50%, 8/16/2024	2,096	2,110
Springville-Griffith Institute Central School District, GO, BAN, 4.75%, 6/28/2024	8,000	8,060
State of New York Mortgage Agency Homeowner Mortgage
Series 247, Rev., VRDO, LIQ : TD Bank NA, 3.95%, 9/8/2023 (a)	23,060	23,060
Series 249, Rev., AMT, VRDO, LIQ : TD Bank NA, 4.00%, 9/8/2023 (a)	7,125	7,125
Series 207, Rev., VRDO, LIQ : Royal Bank of Canada, 4.05%, 9/8/2023 (a)	200	200
Series 234, Rev., VRDO, LIQ : UBS AG, 4.05%, 9/8/2023 (a)	38,795	38,795
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3090, Rev., VRDO, LIQ : Citibank NA, 4.07%, 9/8/2023 (a) (c)	3,970	3,970
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XF2996, Rev., VRDO, LIQ : Citibank NA, 4.08%, 9/8/2023 (a) (c)	9,565	9,565
Series 2022-XG0428, Rev., VRDO, LIQ : Citibank NA, 4.08%, 9/8/2023 (a) (c)	4,000	4,000
Series 2022-XM1058, Rev., VRDO, LIQ : Citibank NA, 4.08%, 9/8/2023 (a) (c)	2,870	2,870
Series 2022-XM1070, Rev., VRDO, LIQ : Citibank NA, 4.08%, 9/8/2023 (a) (c)	3,280	3,280
Series 2023-XF3078, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.08%, 9/8/2023 (a) (c)	9,215	9,215
Series 2023-XL0414, Rev., VRDO, LIQ : Citibank NA, 4.08%, 9/8/2023 (a) (c)	2,000	2,000
Series 2018-XM0692, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	9,600	9,600
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	7,220	7,220
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	1,545	1,545
Series 2022-XF1312, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	3,665	3,665
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,045	2,045
Series 2022-XF1354, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,325	2,325
Series 2022-XF1374, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	13,575	13,575
Series 2022-XF1377, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	11,590	11,590
Series 2022-XF1382, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,100	2,100
Series 2022-XF1383, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	3,050	3,050
Series 2022-XF1393, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	3,500	3,500
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	1,835	1,835
Series 2022-XF1400, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	3,750	3,750
Series 2022-XF1402, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	3,285	3,285
Series 2022-XF1443, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,825	2,825
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	1,875	1,875
Series 2022-XF2985, Rev., VRDO, LIQ : Citibank NA, 4.09%, 9/8/2023 (a) (c)	2,630	2,630
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	10,700	10,700
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	96

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-XF3013, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	13,520	13,520
Series 2022-XF3016, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	19,705	19,705
Series 2022-XF3021, Rev., VRDO, LIQ : Citibank NA, 4.09%, 9/8/2023 (a) (c)	3,600	3,600
Series 2022-XF3043, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	9,000	9,000
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	2,400	2,400
Series 2022-XG0383, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	3,305	3,305
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	8,625	8,625
Series 2022-XL0274, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	1,670	1,670
Series 2022-XL0322, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	6,700	6,700
Series 2022-XL0353, GO, VRDO, LIQ : Citibank NA, 4.09%, 9/8/2023 (a) (c)	2,860	2,860
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	6,315	6,315
Series 2022-XM1015, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	18,750	18,750
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	3,750	3,750
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	5,625	5,625
Series 2022-XM1069, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	2,750	2,750
Series 2022-XM1073, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	3,250	3,250
Series 2022-XX1212, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	22,355	22,355
Series 2022-XX1227, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	5,500	5,500
Series 2022-XX1232, GO, VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	1,500	1,500
Series 2022-XX1282, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	4,970	4,970
Series 2022-YX1183, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	2,245	2,245
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	12,050	12,050
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	5,630	5,630
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	1,730	1,730
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	3,440	3,440
Series 2022-YX1277, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	2,985	2,985
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,635	1,635
Series 2022-ZL0250, GO, VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	5,000	5,000
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	2,240	2,240
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	5,000	5,000
Series 2023-XF0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	1,840	1,840
Series 2023-XF1442, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	3,565	3,565
Series 2023-XF1450, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	4,790	4,790
Series 2023-XF1455, Rev., VRDO, AGM-CR, LOC : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	1,800	1,800
Series 2023-XF1495, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	1,565	1,565
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	3,350	3,350
Series 2023-XF1506, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	8,900	8,900
Series 2023-XF1507, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	11,110	11,110
Series 2023-XF1543, Rev., VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	1,600	1,600
Series 2023-XF1589, GO, VRDO, LIQ : TD Bank NA, 4.09%, 9/8/2023 (a) (c)	2,000	2,000
Series 2023-XF3107, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.09%, 9/8/2023 (a) (c)	4,525	4,525
Series 2023-XF3135, Rev., VRDO, LIQ : Wells Fargo Bank NA, 4.09%, 9/8/2023 (a) (c)	4,000	4,000
Series 2023-XL0416, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	6,710	6,710
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 4.09%, 9/8/2023 (a) (c)	20,000	20,000
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 4.09%, 9/8/2023 (a) (c)	2,000	2,000
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	5,210	5,210
SEE NOTES TO FINANCIAL STATEMENTS.

97	J.P. Morgan Money Market Funds	August 31, 2023

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023-XX1281, Rev., VRDO, LIQ : Barclays Bank plc, 4.09%, 9/8/2023 (a) (c)	8,290	8,290
Series 2017-XF2419, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	3,285	3,285
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	1,900	1,900
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	9,320	9,320
Series 2020-XX1127, Rev., VRDO, AGM, LOC : Barclays Bank plc, 4.10%, 9/8/2023 (a) (c)	5,220	5,220
Series 2022-XF1357, Rev., VRDO, LIQ : TD Bank NA, 4.10%, 9/8/2023 (a) (c)	3,750	3,750
Series 2022-XF1358, Rev., VRDO, LIQ : TD Bank NA, 4.10%, 9/8/2023 (a) (c)	12,000	12,000
Series 2022-XF1370, Rev., VRDO, LIQ : Bank of America NA, 4.10%, 9/8/2023 (a) (c)	3,330	3,330
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 4.11%, 9/8/2023 (a) (c)	5,995	5,995
Series 2023-XF1480, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 4.11%, 9/8/2023 (a) (c)	5,840	5,840
Series 2023-XF1496, Rev., VRDO, LIQ : TD Bank NA, 4.11%, 9/8/2023 (a) (c)	2,150	2,150
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 4.13%, 9/8/2023 (a) (c)	800	800
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 4.13%, 9/8/2023 (a) (c)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 4.13%, 9/8/2023 (a) (c)	5,350	5,350
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 4.13%, 9/8/2023 (a) (c)	2,070	2,070
Series 2022-ZL0273, Rev., VRDO, LIQ : Bank of America NA, 4.13%, 9/8/2023 (a) (c)	930	930
Town of Amherst, GO, BAN, 4.75%, 11/3/2023	5,000	5,011
Town of Lewisboro, GO, BAN, 5.75%, 4/12/2024	3,048	3,085
Triborough Bridge and Tunnel Authority
Series 2005B-3, Rev., VRDO, LOC : Bank of America NA, 3.92%, 9/1/2023 (a)	37,900	37,900
Series 2001C, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/1/2023 (a)	5,000	5,000
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 4.25%, 9/1/2023 (a)	49,925	49,925
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 4.25%, 9/1/2023 (a)	30,340	30,340
Series 2005A, Rev., VRDO, LOC : Barclays Bank plc, 4.05%, 9/8/2023 (a)	300	300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Trust for Cultural Resources of The City of New York (The), American Museum Series 2014B-2, Rev., VRDO, 4.10%, 4/29/2024 (a)	9,895	9,895
Trust for Cultural Resources of The City of New York, American Museum of Natural History Series 2008B-3, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.90%, 9/8/2023 (a)	2,715	2,715
Trust for Cultural Resources of The City of New York, The Museum of Modern Art
Series 2006A-1, Rev., VRDO, 3.85%, 9/8/2023 (a)	34,475	34,475
Series 2006A-2, Rev., VRDO, 3.85%, 9/8/2023 (a)	14,145	14,145
Village of Endicott, GO, BAN, 4.25%, 8/23/2024	13,378	13,431
Village of Pelham NY, GO, BAN, 4.25%, 9/13/2024 (b)	9,449	9,491
Village of Scotia, GO, BAN, 4.75%, 6/28/2024	3,800	3,826
West Genesee Central School District Series 2023B, GO, BAN, 4.75%, 7/19/2024	4,862	4,899
Westchester County Industrial Development Agency, Northern Westchester Hospital, Rev., VRDO, LOC : TD Bank NA, 4.00%, 9/8/2023 (a)	1,260	1,260
Windham-Ashland-Jewett Central School District, GO, BAN, 5.00%, 6/21/2024	2,300	2,321
		2,011,192
Total Municipal Bonds (Cost $2,011,192)		2,011,192
	SHARES (000)
Variable Rate Demand Preferred Shares — 7.0%
New York — 7.0%
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 5, LIQ : TD Bank NA, 4.10%, 9/8/2023# (c)	40,000	40,000
Series 1, LIQ : Societe Generale, 4.11%, 9/8/2023# (c)	18,600	18,600
Series 2, LIQ : Royal Bank of Canada, 4.11%, 9/8/2023# (c)	26,800	26,800
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 4.11%, 9/8/2023# (c)	43,200	43,200
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : TD Bank NA, 4.15%, 9/8/2023# (c)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $149,100)		149,100
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	98

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Total Investments — 101.4% (Cost $2,160,292) *		2,160,292
Liabilities in Excess of Other Assets — (1.4)%		(29,510)
NET ASSETS — 100.0%		2,130,782

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2023.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

99	J.P. Morgan Money Market Funds	August 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$54,306,809	$1,185,077	$2,825,855
Repurchase agreements, at value	22,173,000	—	75,000
Cash	1,125,010	2	3
Receivables:
Interest from non-affiliates	205,456	5,532	7,383
Total Assets	77,810,275	1,190,611	2,908,241
LIABILITIES:
Payables:
Distributions	229,847	2,879	11,789
Investment securities purchased	120,000	6,500	—
Accrued liabilities:
Investment advisory fees	5,314	73	77
Administration fees	2,551	34	19
Distribution fees	1	—	—
Service fees	4,877	29	—
Custodian and accounting fees	119	10	32
Trustees’ and Chief Compliance Officer’s fees	22	—	4
Other	1,060	67	61
Total Liabilities	363,791	9,592	11,982
Net Assets	$77,446,484	$1,181,019	$2,896,259
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	100

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$77,451,476	$1,181,115	$2,896,164
Total distributable earnings (loss)	(4,992)	(96)	95
Total Net Assets	$77,446,484	$1,181,019	$2,896,259
Net Assets:
Academy	$647,802	$—	$—
Agency	3,084,572	105,028	—
Agency SL	—	—	2,896,259
Capital	38,476,887	228,669	—
Empower	349,908	—	—
IM	12,549,608	425,709	—
Institutional Class	16,365,788	421,613	—
Morgan	3,224,170	—	—
Premier	2,744,504	—	—
Reserve	3,245	—	—
Total	$77,446,484	$1,181,019	$2,896,259
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	647,599	—	—
Agency	3,082,576	105,014	—
Agency SL	—	—	2,895,634
Capital	38,465,913	228,629	—
Empower	349,814	—	—
IM	12,545,501	425,687	—
Institutional Class	16,360,457	421,572	—
Morgan	3,221,785	—	—
Premier	2,743,262	—	—
Reserve	3,243	—	—
Net Asset Value offering and redemption price per share
Academy	$1.0003	$—	$—
Agency	1.0006	1.0001	—
Agency SL	—	—	1.0002
Capital	1.0003	1.0002	—
Empower	1.0003	—	—
IM	1.0003	1.0001	—
Institutional Class	1.0003	1.0001	—
Morgan	1.0007	—	—
Premier	1.0005	—	—
Reserve	1.0006	—	—
Cost of investments in non-affiliates	$54,305,081	$1,185,173	$2,825,599
Cost of repurchase agreements	22,173,000	—	75,000
SEE NOTES TO FINANCIAL STATEMENTS.

101	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$35,145,454	$71,335,684	$5,659,607
Repurchase agreements, at value	15,015,000	192,047,743	32,710,073
Cash	675,018	6,167,069	824,578
Receivables:
Fund shares sold	—	2,218	—
Interest from non-affiliates	109,614	534,771	21,187
Prepaid expenses	1,541	—	—
Total Assets	50,946,627	270,087,485	39,215,445
LIABILITIES:
Payables:
Distributions	105,194	642,664	98,381
Investment securities purchased	64,791	1,000,000	—
Fund shares redeemed	—	571	—
Accrued liabilities:
Investment advisory fees	3,425	17,754	2,625
Administration fees	1,644	8,522	1,260
Distribution fees	377	1,368	530
Service fees	7,834	17,819	4,024
Custodian and accounting fees	—	600	29
Trustees’ and Chief Compliance Officer’s fees	2	58	2
Other	100	4,193	337
Total Liabilities	183,367	1,693,549	107,188
Net Assets	$50,763,260	$268,393,936	$39,108,257
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	102

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$50,763,366	$268,471,412	$39,112,237
Total distributable earnings (loss)	(106)	(77,476)	(3,980)
Total Net Assets	$50,763,260	$268,393,936	$39,108,257
Net Assets:
Academy	$—	$11,550,930	$157,332
Agency	3,688,300	12,841,291	2,068,506
Capital	12,322,971	164,622,049	17,772,739
E*Trade	—	142,019	—
Empower	—	11,552,029	216,513
IM	—	8,090,920	18,610
Institutional Class	10,044,300	36,573,113	9,682,892
Investor	4,873	2,264,193	13,007
Morgan	4,659,512	6,946,528	3,488,718
Premier	20,020,067	10,587,829	4,381,035
Reserve	23,237	2,947,650	1,308,905
Service	—	275,385	—
Total	$50,763,260	$268,393,936	$39,108,257
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	11,554,263	157,348
Agency	3,688,295	12,845,001	2,068,717
Capital	12,322,955	164,669,549	17,774,549
E*Trade	—	142,060	—
Empower	—	11,555,363	216,535
IM	—	8,093,259	18,612
Institutional Class	10,044,286	36,583,670	9,683,878
Investor	4,873	2,264,846	13,008
Morgan	4,659,506	6,948,533	3,489,074
Premier	20,020,041	10,590,886	4,381,481
Reserve	23,237	2,948,499	1,309,038
Service	—	275,464	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$35,145,454	$71,335,684	$5,659,607
Cost of repurchase agreements	15,015,000	192,047,743	32,710,073
SEE NOTES TO FINANCIAL STATEMENTS.

103	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$7,296,218	$155,512,341	$10,060,931
Cash	122,631	3,115,059	104
Receivables:
Due from custodian	—	—	25,694
Investment securities sold	100,000	499,563	285,180
Investment securities sold — delayed delivery securities	—	—	1,430
Fund shares sold	14	—	—
Interest from non-affiliates	23,989	79,266	42,045
Total Assets	7,542,852	159,206,229	10,415,384
LIABILITIES:
Payables:
Distributions	19,354	474,045	26,125
Investment securities purchased	429,859	12,807,725	41,694
Investment securities purchased — delayed delivery securities	—	—	17,595
Fund shares redeemed	19	—	—
Accrued liabilities:
Investment advisory fees	488	9,813	700
Administration fees	234	4,711	336
Distribution fees	20	642	152
Service fees	903	11,866	1,086
Custodian and accounting fees	—	186	17
Trustees’ and Chief Compliance Officer’s fees	3	26	2
Other	87	1,744	77
Total Liabilities	450,967	13,310,758	87,784
Net Assets	$7,091,885	$145,895,471	$10,327,600
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	104

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$7,091,935	$145,901,976	$10,327,755
Total distributable earnings (loss)	(50)	(6,505)	(155)
Total Net Assets	$7,091,885	$145,895,471	$10,327,600
Net Assets:
Academy	$—	$50,019	$—
Agency	813,097	10,665,521	575,491
Capital	—	75,482,900	—
Empower	—	448,463	—
IM	—	42,380	—
Institutional Class	4,239,875	41,939,493	7,975,417
Morgan	236,912	4,340,853	59,535
Premier	1,802,001	11,679,465	1,059,788
Reserve	—	1,246,377	657,369
Total	$7,091,885	$145,895,471	$10,327,600
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	50,021	—
Agency	813,136	10,665,990	575,468
Capital	—	75,486,218	—
Empower	—	448,483	—
IM	—	42,381	—
Institutional Class	4,240,081	41,941,338	7,975,100
Morgan	236,923	4,341,044	59,533
Premier	1,802,089	11,679,979	1,059,746
Reserve	—	1,246,431	657,343
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$7,296,218	$155,512,341	$10,060,931
SEE NOTES TO FINANCIAL STATEMENTS.

105	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,577,196	$550,278	$2,160,292
Cash	—	3	22
Receivables:
Due from custodian	—	—	20,861
Investment securities sold	—	150	—
Investment securities sold — delayed delivery securities	230	438	5,970
Interest from non-affiliates	7,789	2,244	11,924
Total Assets	1,585,215	553,113	2,199,069
LIABILITIES:
Payables:
Due to custodian	14	—	—
Distributions	1,885	983	5,329
Investment securities purchased	—	—	22,702
Investment securities purchased — delayed delivery securities	8,946	3,043	39,762
Accrued liabilities:
Investment advisory fees	105	34	140
Administration fees	50	16	67
Distribution fees	7	3	5
Service fees	161	71	241
Custodian and accounting fees	11	10	9
Trustees’ and Chief Compliance Officer’s fees	1	2	1
Other	305	65	31
Total Liabilities	11,485	4,227	68,287
Net Assets	$1,573,730	$548,886	$2,130,782
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	106

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$1,573,739	$548,893	$2,130,795
Total distributable earnings (loss)	(9)	(7)	(13)
Total Net Assets	$1,573,730	$548,886	$2,130,782
Net Assets:
Agency	$157,259	$61,854	$294,804
Institutional Class	1,080,908	298,772	1,313,472
Morgan	50,169	8,093	53,182
Premier	278,606	174,910	468,051
Reserve	—	—	266
Service	6,788	5,257	1,007
Total	$1,573,730	$548,886	$2,130,782
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	157,244	61,842	294,800
Institutional Class	1,080,811	298,715	1,313,453
Morgan	50,165	8,092	53,181
Premier	278,581	174,876	468,045
Reserve	—	—	266
Service	6,787	5,256	1,006
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$1,577,196	$550,278	$2,160,292
SEE NOTES TO FINANCIAL STATEMENTS.

107	J.P. Morgan Money Market Funds	August 31, 2023

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited)
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,946,185	$22,191	$66,123
Interest income from affiliates	27,712	2	9
Total investment income	1,973,897	22,193	66,132
EXPENSES:
Investment advisory fees	29,972	555	1,005
Administration fees	15,337	288	515
Distribution fees (See Note 4)	4	—	—
Service fees (See Note 4)	28,766	366	—
Custodian and accounting fees	727	60	96
Interest expense to affiliates	—	— (a)	— (a)
Professional fees	211	26	29
Trustees’ and Chief Compliance Officer’s fees	170	15	18
Printing and mailing costs	12	11	8
Registration and filing fees	—	43	28
Transfer agency fees (See Note 2.F.)	952	66	32
Other	302	9	14
Total expenses	76,453	1,439	1,745
Less fees waived	(2,343)	(169)	(990)
Less expense reimbursements	(15)	(1)	(1)
Net expenses	74,095	1,269	754
Net investment income (loss)	1,899,802	20,924	65,378
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	21	—	(30)
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(9,443)	73	(432)
Net realized/unrealized gains (losses)	(9,422)	73	(462)
Change in net assets resulting from operations	$1,890,380	$20,997	$64,916

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	108

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,138,109	$6,203,186	$882,470
Interest income from affiliates	17,119	125,354	18,586
Income from interfund lending (net)	208	—	—
Total investment income	1,155,436	6,328,540	901,056
EXPENSES:
Investment advisory fees	17,589	99,417	14,176
Administration fees	8,973	50,840	7,239
Distribution fees (See Note 4)	1,728	6,570	2,191
Service fees (See Note 4)	41,110	100,169	21,321
Custodian and accounting fees	275	1,417	239
Professional fees	143	674	84
Trustees’ and Chief Compliance Officer’s fees	87	491	74
Printing and mailing costs	126	535	11
Registration and filing fees	1,777	2,178	478
Transfer agency fees (See Note 2.F.)	394	2,070	268
Other	53	311	31
Total expenses	72,255	264,672	46,112
Less fees waived	(1,937)	(7,394)	(1,362)
Less expense reimbursements	(4)	(19)	(3)
Net expenses	70,314	257,259	44,747
Net investment income (loss)	1,085,122	6,071,281	856,309
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	11	(16,237)	27
Change in net assets resulting from operations	$1,085,133	$6,055,044	$856,336
SEE NOTES TO FINANCIAL STATEMENTS.

109	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$164,985	$3,154,544	$174,010
Interest income from affiliates	2,888	78,823	1
Total investment income	167,873	3,233,367	174,011
EXPENSES:
Investment advisory fees	2,649	51,753	4,267
Administration fees	1,352	26,441	2,191
Distribution fees (See Note 4)	96	3,422	928
Service fees (See Note 4)	5,292	64,567	7,298
Custodian and accounting fees	51	908	154
Interest expense to affiliates	—	—	4
Professional fees	33	244	55
Trustees’ and Chief Compliance Officer’s fees	26	252	34
Printing and mailing costs	38	39	26
Registration and filing fees	179	1,047	76
Transfer agency fees (See Note 2.F.)	57	1,026	109
Other	13	210	33
Total expenses	9,786	149,909	15,175
Less fees waived	(553)	(5,045)	(894)
Less expense reimbursements	(1)	(10)	(2)
Net expenses	9,232	144,854	14,279
Net investment income (loss)	158,641	3,088,513	159,732
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	110	3,255	64
Change in net assets resulting from operations	$158,751	$3,091,768	$159,796
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	110

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$23,115	$8,206	$34,107
Interest income from affiliates	—	— (a)	— (a)
Total investment income	23,115	8,206	34,107
EXPENSES:
Investment advisory fees	558	228	848
Administration fees	285	118	436
Distribution fees (See Note 4)	45	21	32
Service fees (See Note 4)	1,016	514	1,703
Custodian and accounting fees	41	37	56
Interest expense to affiliates	— (a)	—	—
Professional fees	28	29	29
Trustees’ and Chief Compliance Officer’s fees	16	16	16
Printing and mailing costs	48	4	16
Registration and filing fees	18	51	57
Transfer agency fees (See Note 2.F.)	15	8	29
Other	7	5	7
Total expenses	2,077	1,031	3,229
Less fees waived	(204)	(140)	(246)
Less expense reimbursements	(1)	(1)	(1)
Net expenses	1,872	890	2,982
Net investment income (loss)	21,243	7,316	31,125
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	2	10	14
Change in net assets resulting from operations	$21,245	$7,326	$31,139

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

111	J.P. Morgan Money Market Funds	August 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,899,802	$1,469,471	$20,924	$23,905
Net realized gain (loss)	21	(2,088)	—	72
Change in net unrealized appreciation/depreciation	(9,443)	20,926	73	43
Change in net assets resulting from operations	1,890,380	1,488,309	20,997	24,020
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(22,796)	(16,740)	—	—
Agency	(73,183)	(48,443)	(1,613)	(1,052)
Capital	(1,023,995)	(850,012)	(4,821)	(4,592)
Class C (a)	—	(6)	—	—
Empower	(9,214)	(8,487)	—	—
IM	(252,584)	(197,073)	(8,318)	(11,616)
Institutional Class	(392,344)	(286,085)	(6,172)	(6,745)
Morgan	(60,104)	(28,514)	—	—
Premier	(65,346)	(34,053)	—	—
Reserve (a)	(76)	(58)	—	—
Total distributions to shareholders	(1,899,642)	(1,469,471)	(20,924)	(24,005)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	7,583,308	252,044	(326,677)	229,695
NET ASSETS:
Change in net assets	7,574,046	270,882	(326,604)	229,710
Beginning of period	69,872,438	69,601,556	1,507,623	1,277,913
End of period	$77,446,484	$69,872,438	$1,181,019	$1,507,623

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	112

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$65,378	$41,370	$1,085,122	$461,186
Net realized gain (loss)	(30)	(129)	11	70
Change in net unrealized appreciation/depreciation	(432)	1,568	—	—
Change in net assets resulting from operations	64,916	42,809	1,085,133	461,256
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	—	—	(87,407)	(42,431)
Agency SL	(65,378)	(41,372)	—	—
Capital	—	—	(278,289)	(123,194)
Class C (a)	—	—	—	(381)
Institutional Class	—	—	(235,548)	(131,253)
Investor	—	—	(95)	(58)
Morgan	—	—	(79,579)	(21,452)
Premier	—	—	(403,535)	(142,247)
Reserve (a)	—	—	(565)	(173)
Total distributions to shareholders	(65,378)	(41,372)	(1,085,018)	(461,189)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	824,998	148,292	15,284,364	29,207,241
NET ASSETS:
Change in net assets	824,536	149,729	15,284,479	29,207,308
Beginning of period	2,071,723	1,921,994	35,478,781	6,271,473
End of period	$2,896,259	$2,071,723	$50,763,260	$35,478,781

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

113	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,071,281	$4,678,181	$856,309	$484,081
Net realized gain (loss)	(16,237)	(56,799)	27	(3,269)
Change in net assets resulting from operations	6,055,044	4,621,382	856,336	480,812
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(206,473)	(153,967)	(3,843)	(3,465)
Agency	(289,274)	(206,805)	(48,043)	(23,485)
Capital	(3,800,502)	(3,001,431)	(406,400)	(237,685)
Class C (a)	—	—	—	(4,471)
E*Trade	(4,451)	(4,606)	—	—
Empower	(233,469)	(127,065)	(10,861)	(5,266)
IM	(241,849)	(213,575)	(127)	(1)
Institutional Class	(864,806)	(666,967)	(228,770)	(148,361)
Investor	(49,750)	(49,849)	(402)	(313)
Morgan	(123,776)	(50,549)	(47,292)	(14,207)
Premier	(210,067)	(132,661)	(89,952)	(44,801)
Reserve (a)	(40,311)	(65,490)	(20,540)	(2,026)
Service	(6,016)	(5,216)	—	—
Total distributions to shareholders	(6,070,744)	(4,678,181)	(856,230)	(484,081)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	72,777,338	(49,057,205)	11,400,213	4,830,578
NET ASSETS:
Change in net assets	72,761,638	(49,114,004)	11,400,319	4,827,309
Beginning of period	195,632,298	244,746,302	27,707,938	22,880,629
End of period	$268,393,936	$195,632,298	$39,108,257	$27,707,938

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	114

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$158,641	$50,503	$3,088,513	$1,726,741
Net realized gain (loss)	110	4	3,255	(9,194)
Change in net assets resulting from operations	158,751	50,507	3,091,768	1,717,547
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(4,007)	(3,344)
Agency	(17,351)	(4,877)	(202,488)	(84,238)
Capital	—	—	(1,651,423)	(996,077)
Empower	—	—	(9,435)	(2,540)
IM	—	—	(1,550)	(717)
Institutional Class	(100,718)	(34,779)	(898,552)	(512,494)
Morgan	(4,328)	(1,715)	(76,163)	(33,291)
Premier	(36,229)	(9,139)	(215,272)	(64,230)
Reserve	—	—	(29,326)	(30,054)
Total distributions to shareholders	(158,626)	(50,510)	(3,088,216)	(1,726,985)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,465,140	2,907,851	53,901,530	192,410
NET ASSETS:
Change in net assets	2,465,265	2,907,848	53,905,082	182,972
Beginning of period	4,626,620	1,718,772	91,990,389	91,807,417
End of period	$7,091,885	$4,626,620	$145,895,471	$91,990,389
SEE NOTES TO FINANCIAL STATEMENTS.

115	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$159,732	$147,394	$21,243	$15,596
Net realized gain (loss)	64	92	2	—
Change in net assets resulting from operations	159,796	147,486	21,245	15,596
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(8,830)	(8,477)	(1,990)	(1,484)
Institutional Class	(126,222)	(119,114)	(15,332)	(12,239)
Morgan	(711)	(345)	(584)	(386)
Premier	(14,643)	(9,053)	(3,248)	(1,392)
Reserve	(9,326)	(10,489)	—	—
Service	—	—	(89)	(98)
Total distributions to shareholders	(159,732)	(147,478)	(21,243)	(15,599)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(121,892)	2,869,568	381,325	192,960
NET ASSETS:
Change in net assets	(121,828)	2,869,576	381,327	192,957
Beginning of period	10,449,428	7,579,852	1,192,403	999,446
End of period	$10,327,600	$10,449,428	$1,573,730	$1,192,403
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	116

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,316	$7,482	$31,125	$26,734
Net realized gain (loss)	10	14	14	2
Change in net assets resulting from operations	7,326	7,496	31,139	26,736
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(984)	(1,183)	(4,354)	(3,001)
Institutional Class	(3,839)	(4,051)	(19,066)	(19,252)
Morgan	(93)	(75)	(724)	(506)
Premier	(2,347)	(2,124)	(6,956)	(3,945)
Reserve	—	—	(10)	(19)
Service	(53)	(50)	(15)	(16)
Total distributions to shareholders	(7,316)	(7,483)	(31,125)	(26,739)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	89,823	229,765	(464,607)	1,968,005
NET ASSETS:
Change in net assets	89,833	229,778	(464,593)	1,968,002
Beginning of period	459,053	229,275	2,595,375	627,373
End of period	$548,886	$459,053	$2,130,782	$2,595,375
SEE NOTES TO FINANCIAL STATEMENTS.

117	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$1,754,141	$3,644,765	$—	$—
Distributions reinvested	18,056	13,056	—	—
Cost of shares redeemed	(1,742,301)	(3,958,184)	—	—
Change in net assets resulting from Academy capital transactions	29,896	(300,363)	—	—
Agency
Proceeds from shares issued	147,334,849	228,418,159	136,416	271,270
Distributions reinvested	9,809	5,893	—	—
Cost of shares redeemed	(147,027,671)	(227,063,342)	(140,100)	(179,626)
Change in net assets resulting from Agency capital transactions	316,987	1,360,710	(3,684)	91,644
Capital
Proceeds from shares issued	128,035,734	178,586,258	905,840	1,046,093
Distributions reinvested	522,217	461,084	1,239	985
Cost of shares redeemed	(131,695,047)	(177,939,917)	(1,078,036)	(830,070)
Change in net assets resulting from Capital capital transactions	(3,137,096)	1,107,425	(170,957)	217,008
Class C (a)
Proceeds from shares issued	—	185	—	—
Distributions reinvested	—	5	—	—
Cost of shares redeemed	—	(587)	—	—
Merger to Reserve Shares	—	(143)	—	—
Change in net assets resulting from Class C capital transactions	—	(540)	—	—
Empower
Proceeds from shares issued	319,967	273,923	—	—
Distributions reinvested	9,190	7,675	—	—
Cost of shares redeemed	(334,282)	(491,521)	—	—
Change in net assets resulting from Empower capital transactions	(5,125)	(209,923)	—	—
IM
Proceeds from shares issued	36,699,606	62,949,114	3,207,666	8,470,093
Distributions reinvested	5,556	5,241	—	—
Cost of shares redeemed	(30,208,911)	(66,427,768)	(3,383,754)	(8,591,558)
Change in net assets resulting from IM capital transactions	6,496,251	(3,473,413)	(176,088)	(121,465)

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	118

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$42,597,517	$82,497,160	$1,795,357	$4,821,089
Distributions reinvested	101,272	66,696	1,469	592
Cost of shares redeemed	(40,637,941)	(83,053,723)	(1,772,774)	(4,779,173)
Change in net assets resulting from Institutional Class capital transactions	2,060,848	(489,867)	24,052	42,508
Morgan
Proceeds from shares issued	276,609,305	231,690,376	—	—
Distributions reinvested	6,189	3,310	—	—
Cost of shares redeemed	(275,250,793)	(230,715,280)	—	—
Change in net assets resulting from Morgan capital transactions	1,364,701	978,406	—	—
Premier
Proceeds from shares issued	29,039,974	50,171,247	—	—
Distributions reinvested	5,935	2,167	—	—
Cost of shares redeemed	(28,589,014)	(48,894,247)	—	—
Change in net assets resulting from Premier capital transactions	456,895	1,279,167	—	—
Reserve (a)
Proceeds from shares issued	61	652	—	—
Distributions reinvested	28	19	—	—
Cost of shares redeemed	(138)	(372)	—	—
Merger from Class C Shares	—	143	—	—
Change in net assets resulting from Reserve capital transactions	(49)	442	—	—
Total change in net assets resulting from capital transactions	$7,583,308	$252,044	$(326,677)	$229,695
SHARE TRANSACTIONS:
Academy
Issued	1,753,597	3,643,563	—	—
Reinvested	18,052	13,051	—	—
Redeemed	(1,741,944)	(3,956,825)	—	—
Change in Academy Shares	29,705	(300,211)	—	—
Agency
Issued	147,237,493	228,273,306	136,390	271,168
Reinvested	9,804	5,889	—	—
Redeemed	(146,929,230)	(226,917,915)	(140,070)	(179,552)
Change in Agency Shares	318,067	1,361,280	(3,680)	91,616

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

119	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Capital
Issued	128,006,406	178,544,082	905,623	1,045,725
Reinvested	522,096	460,909	1,239	985
Redeemed	(131,663,633)	(177,899,358)	(1,077,695)	(829,688)
Change in Capital Shares	(3,135,131)	1,105,633	(170,833)	217,022
Class C (a)
Issued	—	186	—	—
Reinvested	—	5	—	—
Redeemed	—	(587)	—	—
Merger to Reserve Shares	—	(143)	—	—
Change in Class C Shares	—	(539)	—	—
Empower
Issued	319,906	273,940	—	—
Reinvested	9,187	7,671	—	—
Redeemed	(334,243)	(491,467)	—	—
Change in Empower Shares	(5,150)	(209,856)	—	—
IM
Issued	36,690,350	62,931,818	3,207,238	8,467,097
Reinvested	5,555	5,238	—	—
Redeemed	(30,201,444)	(66,408,089)	(3,383,238)	(8,588,529)
Change in IM Shares	6,494,461	(3,471,033)	(176,000)	(121,432)
Institutional Class
Issued	42,586,509	82,473,939	1,795,044	4,819,358
Reinvested	101,246	66,671	1,469	592
Redeemed	(40,627,473)	(83,030,901)	(1,772,427)	(4,777,377)
Change in Institutional Class Shares	2,060,282	(490,291)	24,086	42,573
Morgan
Issued	276,406,245	231,504,539	—	—
Reinvested	6,185	3,307	—	—
Redeemed	(275,046,338)	(230,528,750)	—	—
Change in Morgan Shares	1,366,092	979,096	—	—
Premier
Issued	29,028,018	50,150,616	—	—
Reinvested	5,932	2,166	—	—
Redeemed	(28,577,017)	(48,873,990)	—	—
Change in Premier Shares	456,933	1,278,792	—	—

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	120

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Reserve (a)
Issued	62	652	—	—
Reinvested	28	19	—	—
Redeemed	(139)	(372)	—	—
Merger from Class C Shares	—	143	—	—
Change in Reserve Shares	(49)	442	—	—

(a)
On January 31, 2023, Class C Shares for JPMorgan Prime Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

121	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$—	$—	$4,305,372	$5,069,403
Distributions reinvested	—	—	11,060	5,448
Cost of shares redeemed	—	—	(3,673,397)	(2,720,609)
Change in net assets resulting from Agency capital transactions	—	—	643,035	2,354,242
Agency SL
Proceeds from shares issued	16,063,610	16,211,894	—	—
Cost of shares redeemed	(15,238,612)	(16,063,602)	—	—
Change in net assets resulting from Agency SL capital transactions	824,998	148,292	—	—
Capital
Proceeds from shares issued	—	—	11,785,834	13,943,986
Distributions reinvested	—	—	154,022	54,875
Cost of shares redeemed	—	—	(9,250,899)	(6,169,090)
Change in net assets resulting from Capital capital transactions	—	—	2,688,957	7,829,771
Class C (a)
Proceeds from shares issued	—	—	—	26,345
Distributions reinvested	—	—	—	297
Cost of shares redeemed	—	—	—	(23,034)
Merger to Reserve Shares	—	—	—	(25,172)
Change in net assets resulting from Class C capital transactions	—	—	—	(21,564)
Institutional Class
Proceeds from shares issued	—	—	10,450,249	13,363,433
Distributions reinvested	—	—	20,459	10,405
Cost of shares redeemed	—	—	(8,704,405)	(6,858,978)
Change in net assets resulting from Institutional Class capital transactions	—	—	1,766,303	6,514,860
Investor
Proceeds from shares issued	—	—	3,395	2,071
Distributions reinvested	—	—	95	58
Cost of shares redeemed	—	—	(1,629)	(920)
Change in net assets resulting from Investor capital transactions	—	—	1,861	1,209

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	122

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$—	$—	$4,223,466	$2,403,544
Distributions reinvested	—	—	78,963	20,834
Cost of shares redeemed	—	—	(1,820,509)	(699,885)
Change in net assets resulting from Morgan capital transactions	—	—	2,481,920	1,724,493
Premier
Proceeds from shares issued	—	—	18,276,903	17,176,796
Distributions reinvested	—	—	270,177	78,642
Cost of shares redeemed	—	—	(10,839,329)	(6,475,677)
Change in net assets resulting from Premier capital transactions	—	—	7,707,751	10,779,761
Reserve (a)
Proceeds from shares issued	—	—	1,389	1,378
Distributions reinvested	—	—	563	172
Cost of shares redeemed	—	—	(7,415)	(2,253)
Merger from Class C Shares	—	—	—	25,172
Change in net assets resulting from Reserve capital transactions	—	—	(5,463)	24,469
Total change in net assets resulting from capital transactions	$824,998	$148,292	$15,284,364	$29,207,241
SHARE TRANSACTIONS:
Agency
Issued	—	—	4,305,370	5,069,402
Reinvested	—	—	11,060	5,448
Redeemed	—	—	(3,673,397)	(2,720,609)
Change in Agency Shares	—	—	643,033	2,354,241
Agency SL
Issued	16,060,261	16,215,187	—	—
Redeemed	(15,235,450)	(16,067,147)	—	—
Change in Agency SL Shares	824,811	148,040	—	—
Capital
Issued	—	—	11,785,835	13,943,986
Reinvested	—	—	154,022	54,875
Redeemed	—	—	(9,250,898)	(6,169,073)
Change in Capital Shares	—	—	2,688,959	7,829,788

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

123	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class C (a)
Issued	—	—	—	26,344
Reinvested	—	—	—	297
Redeemed	—	—	—	(23,034)
Merger to Reserve Shares	—	—	—	(25,173)
Change in Class C Shares	—	—	—	(21,566)
Institutional Class
Issued	—	—	10,450,242	13,363,426
Reinvested	—	—	20,459	10,405
Redeemed	—	—	(8,704,404)	(6,858,978)
Change in Institutional Class Shares	—	—	1,766,297	6,514,853
Investor
Issued	—	—	3,394	2,071
Reinvested	—	—	95	58
Redeemed	—	—	(1,629)	(920)
Change in Investor Shares	—	—	1,860	1,209
Morgan
Issued	—	—	4,223,466	2,403,537
Reinvested	—	—	78,963	20,834
Redeemed	—	—	(1,820,507)	(699,885)
Change in Morgan Shares	—	—	2,481,922	1,724,486
Premier
Issued	—	—	18,276,903	17,176,794
Reinvested	—	—	270,177	78,642
Redeemed	—	—	(10,839,324)	(6,475,676)
Change in Premier Shares	—	—	7,707,756	10,779,760
Reserve (a)
Issued	—	—	1,389	1,377
Reinvested	—	—	563	172
Redeemed	—	—	(7,415)	(2,253)
Merger from Class C Shares	—	—	—	25,173
Change in Reserve Shares	—	—	(5,463)	24,469

(a)
On January 31, 2023, Class C Shares for JPMorgan Liquid Assets Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	124

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$27,790,804	$95,150,543	$29,318	$311,239
Distributions reinvested	114,940	108,642	3,823	3,424
Cost of shares redeemed	(20,621,789)	(101,724,029)	(29,311)	(161,251)
Change in net assets resulting from Academy capital transactions	7,283,955	(6,464,844)	3,830	153,412
Agency
Proceeds from shares issued	811,790,059	1,677,492,219	69,751,211	102,091,551
Distributions reinvested	40,042	15,553	7,304	2,319
Cost of shares redeemed	(809,086,785)	(1,675,892,058)	(69,435,280)	(101,263,308)
Change in net assets resulting from Agency capital transactions	2,743,316	1,615,714	323,235	830,562
Capital
Proceeds from shares issued	786,691,162	1,876,389,058	90,653,201	139,063,231
Distributions reinvested	1,792,728	1,415,580	145,741	82,147
Cost of shares redeemed	(743,663,383)	(1,924,443,092)	(85,193,035)	(137,761,889)
Change in net assets resulting from Capital capital transactions	44,820,507	(46,638,454)	5,605,907	1,383,489
Class C (a)
Proceeds from shares issued	—	—	—	574,894
Distributions reinvested	—	—	—	3,437
Cost of shares redeemed	—	—	—	(706,703)
Merger to Reserve Shares	—	—	—	(332,678)
Change in net assets resulting from Class C capital transactions	—	—	—	(461,050)
E*Trade
Proceeds from shares issued	56,865	193,092	—	—
Distributions reinvested	4,451	4,605	—	—
Cost of shares redeemed	(204,063)	(300,518)	—	—
Change in net assets resulting from E*Trade capital transactions	(142,747)	(102,821)	—	—
Empower
Proceeds from shares issued	15,463,029	12,713,279	129,459	1,200,414
Distributions reinvested	113,809	79,191	4,647	2,716
Cost of shares redeemed	(9,418,316)	(11,558,268)	(1,124,427)	(108,294)
Change in net assets resulting from Empower capital transactions	6,158,522	1,234,202	(990,321)	1,094,836

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

125	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
IM
Proceeds from shares issued	$34,293,537	$71,463,577	$26,597	$110
Distributions reinvested	13,134	23,677	127	1
Cost of shares redeemed	(35,672,476)	(72,074,039)	(8,254)	—
Change in net assets resulting from IM capital transactions	(1,365,805)	(586,785)	18,470	111
Institutional Class
Proceeds from shares issued	175,104,491	356,479,846	30,072,892	55,007,660
Distributions reinvested	307,694	180,439	86,643	59,114
Cost of shares redeemed	(168,501,494)	(354,444,196)	(28,699,469)	(54,805,997)
Change in net assets resulting from Institutional Class capital transactions	6,910,691	2,216,089	1,460,066	260,777
Investor
Proceeds from shares issued	1,619,287	2,741,105	16,939	89,228
Distributions reinvested	49,750	49,849	—	—
Cost of shares redeemed	(1,811,388)	(2,242,091)	(19,908)	(89,915)
Change in net assets resulting from Investor capital transactions	(142,351)	548,863	(2,969)	(687)
Morgan
Proceeds from shares issued	451,961,928	329,986,817	220,020,164	123,203,416
Distributions reinvested	37,737	18,287	6,266	1,999
Cost of shares redeemed	(449,080,131)	(327,933,726)	(217,648,464)	(122,445,317)
Change in net assets resulting from Morgan capital transactions	2,919,534	2,071,378	2,377,966	760,098
Premier
Proceeds from shares issued	99,388,832	201,112,688	32,481,342	55,492,592
Distributions reinvested	56,929	17,686	46,954	18,396
Cost of shares redeemed	(95,401,313)	(199,915,259)	(30,807,264)	(54,883,517)
Change in net assets resulting from Premier capital transactions	4,044,448	1,215,115	1,721,032	627,471
Reserve (a)
Proceeds from shares issued	5,971,296	33,714,846	2,532,858	3,827,257
Distributions reinvested	40,311	65,486	20,540	2,026
Cost of shares redeemed	(6,414,736)	(37,837,664)	(1,670,401)	(3,980,402)
Merger from Class C Shares	—	—	—	332,678
Change in net assets resulting from Reserve capital transactions	(403,129)	(4,057,332)	882,997	181,559

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	126

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$18,426	$66,974	$—	$—
Distributions reinvested	6,016	5,216	—	—
Cost of shares redeemed	(74,045)	(180,520)	—	—
Change in net assets resulting from Service capital transactions	(49,603)	(108,330)	—	—
Total change in net assets resulting from capital transactions	$72,777,338	$(49,057,205)	$11,400,213	$4,830,578
SHARE TRANSACTIONS:
Academy
Issued	27,787,686	95,149,665	29,301	311,200
Reinvested	114,940	108,642	3,823	3,424
Redeemed	(20,617,081)	(101,723,955)	(29,300)	(161,200)
Change in Academy Shares	7,285,545	(6,465,648)	3,824	153,424
Agency
Issued	811,786,928	1,677,492,216	69,750,909	102,091,118
Reinvested	40,042	15,553	7,304	2,319
Redeemed	(809,083,669)	(1,675,891,597)	(69,434,975)	(101,262,827)
Change in Agency Shares	2,743,301	1,616,172	323,238	830,610
Capital
Issued	786,678,109	1,876,385,241	90,652,142	139,061,772
Reinvested	1,792,728	1,415,580	145,741	82,147
Redeemed	(743,651,240)	(1,924,442,472)	(85,191,973)	(137,760,561)
Change in Capital Shares	44,819,597	(46,641,651)	5,605,910	1,383,358
Class C (a)
Issued	—	—	—	574,740
Reinvested	—	—	—	3,437
Redeemed	—	—	—	(706,568)
Merger to Reserve Shares	—	—	—	(332,734)
Change in Class C Shares	—	—	—	(461,125)
E*Trade
Issued	56,777	193,090	—	—
Reinvested	4,451	4,605	—	—
Redeemed	(204,047)	(300,510)	—	—
Change in E*Trade Shares	(142,819)	(102,815)	—	—

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

127	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Empower
Issued	15,460,833	12,713,279	129,273	1,200,371
Reinvested	113,809	79,191	4,647	2,716
Redeemed	(9,415,095)	(11,557,452)	(1,124,407)	(108,093)
Change in Empower Shares	6,159,547	1,235,018	(990,487)	1,094,994
IM
Issued	34,289,887	71,463,229	26,594	110
Reinvested	13,134	23,677	127	2
Redeemed	(35,670,099)	(72,073,384)	(8,251)	—
Change in IM Shares	(1,367,078)	(586,478)	18,470	112
Institutional Class
Issued	175,096,855	356,479,846	30,072,072	55,006,459
Reinvested	307,694	180,439	86,643	59,114
Redeemed	(168,494,901)	(354,442,594)	(28,698,825)	(54,805,000)
Change in Institutional Class Shares	6,909,648	2,217,691	1,459,890	260,573
Investor
Issued	1,618,613	2,741,080	16,936	89,215
Reinvested	49,750	49,849	—	—
Redeemed	(1,811,010)	(2,241,947)	(19,906)	(89,903)
Change in Investor Shares	(142,647)	548,982	(2,970)	(688)
Morgan
Issued	451,960,886	329,986,817	220,020,024	123,203,049
Reinvested	37,737	18,287	6,266	1,999
Redeemed	(449,078,374)	(327,933,280)	(217,648,101)	(122,444,885)
Change in Morgan Shares	2,920,249	2,071,824	2,378,189	760,163
Premier
Issued	99,385,008	201,111,925	32,481,079	55,491,861
Reinvested	56,929	17,686	46,954	18,396
Redeemed	(95,396,772)	(199,914,160)	(30,806,953)	(54,882,713)
Change in Premier Shares	4,045,165	1,215,451	1,721,080	627,544
Reserve (a)
Issued	5,969,642	33,714,687	2,532,743	3,826,808
Reinvested	40,311	65,486	20,540	2,026
Redeemed	(6,413,469)	(37,837,601)	(1,670,214)	(3,979,957)
Merger from Class C Shares	—	—	—	332,734
Change in Reserve Shares	(403,516)	(4,057,428)	883,069	181,611

(a)
On January 31, 2023, Class C Shares for JPMorgan U.S. Treasury Plus Money Market Fund were merged into Reserve Shares. Additionally, as of February 1, 2023, the Class C Shares are no longer offered.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	128

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Service
Issued	18,355	66,971	—	—
Reinvested	6,016	5,216	—	—
Redeemed	(74,024)	(180,514)	—	—
Change in Service Shares	(49,653)	(108,327)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

129	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$1,279,848	$1,035,587
Distributions reinvested	—	—	— (a)	43
Cost of shares redeemed	—	—	(1,330,104)	(1,066,359)
Change in net assets resulting from Academy capital transactions	—	—	(50,256)	(30,729)
Agency
Proceeds from shares issued	1,232,407	485,422	241,414,551	511,735,689
Distributions reinvested	1,396	679	28,214	9,274
Cost of shares redeemed	(838,665)	(286,096)	(236,305,836)	(509,389,374)
Change in net assets resulting from Agency capital transactions	395,138	200,005	5,136,929	2,355,589
Capital
Proceeds from shares issued	—	—	155,813,398	162,970,525
Distributions reinvested	—	—	473,064	365,870
Cost of shares redeemed	—	—	(128,437,126)	(173,120,935)
Change in net assets resulting from Capital capital transactions	—	—	27,849,336	(9,784,540)
Empower
Proceeds from shares issued	—	—	446,702	211,654
Distributions reinvested	—	—	8,562	2,143
Cost of shares redeemed	—	—	(225,765)	(24,365)
Change in net assets resulting from Empower capital transactions	—	—	229,499	189,432
IM
Proceeds from shares issued	—	—	255,435	275,798
Distributions reinvested	—	—	1,427	652
Cost of shares redeemed	—	—	(252,748)	(238,409)
Change in net assets resulting from IM capital transactions	—	—	4,114	38,041
Institutional Class
Proceeds from shares issued	8,595,587	9,342,483	80,714,517	113,665,336
Distributions reinvested	35,976	11,561	112,916	52,449
Cost of shares redeemed	(7,462,739)	(7,605,278)	(67,854,792)	(107,826,010)
Change in net assets resulting from Institutional Class capital transactions	1,168,824	1,748,766	12,972,641	5,891,775

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	130

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Morgan
Proceeds from shares issued	$198,694	$157,340	$194,374,149	$81,693,613
Distributions reinvested	4,303	1,690	35,849	23,628
Cost of shares redeemed	(101,401)	(79,010)	(192,398,386)	(81,593,909)
Change in net assets resulting from Morgan capital transactions	101,596	80,020	2,011,612	123,332
Premier
Proceeds from shares issued	2,147,832	1,304,372	35,063,067	33,088,308
Distributions reinvested	19,020	5,091	66,179	15,533
Cost of shares redeemed	(1,367,270)	(430,403)	(29,205,831)	(29,295,217)
Change in net assets resulting from Premier capital transactions	799,582	879,060	5,923,415	3,808,624
Reserve
Proceeds from shares issued	—	—	4,488,337	14,423,157
Distributions reinvested	—	—	892	471
Cost of shares redeemed	—	—	(4,664,989)	(16,822,742)
Change in net assets resulting from Reserve capital transactions	—	—	(175,760)	(2,399,114)
Total change in net assets resulting from capital transactions	$2,465,140	$2,907,851	$53,901,530	$192,410
SHARE TRANSACTIONS:
Academy
Issued	—	—	1,279,787	1,035,560
Reinvested	—	—	— (a)	43
Redeemed	—	—	(1,330,049)	(1,066,340)
Change in Academy Shares	—	—	(50,262)	(30,737)
Agency
Issued	1,232,392	485,404	241,414,444	511,735,656
Reinvested	1,396	679	28,214	9,274
Redeemed	(838,642)	(286,081)	(236,305,560)	(509,389,228)
Change in Agency Shares	395,146	200,002	5,137,098	2,355,702
Capital
Issued	—	—	155,812,833	162,969,668
Reinvested	—	—	473,064	365,870
Redeemed	—	—	(128,436,778)	(173,120,819)
Change in Capital Shares	—	—	27,849,119	(9,785,281)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

131	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Empower
Issued	—	—	446,691	211,651
Reinvested	—	—	8,562	2,143
Redeemed	—	—	(225,747)	(24,335)
Change in Empower Shares	—	—	229,506	189,459
IM
Issued	—	—	255,425	275,776
Reinvested	—	—	1,427	652
Redeemed	—	—	(252,739)	(238,384)
Change in IM Shares	—	—	4,113	38,044
Institutional Class
Issued	8,595,508	9,342,424	80,714,034	113,665,081
Reinvested	35,976	11,561	112,916	52,449
Redeemed	(7,462,703)	(7,605,268)	(67,854,457)	(107,825,365)
Change in Institutional Class Shares	1,168,781	1,748,717	12,972,493	5,892,165
Morgan
Issued	198,682	157,335	194,374,094	81,693,587
Reinvested	4,303	1,690	35,849	23,628
Redeemed	(101,396)	(78,996)	(192,398,299)	(81,593,867)
Change in Morgan Shares	101,589	80,029	2,011,644	123,348
Premier
Issued	2,147,809	1,304,372	35,062,991	33,088,308
Reinvested	19,020	5,091	66,179	15,533
Redeemed	(1,367,205)	(430,359)	(29,205,511)	(29,294,888)
Change in Premier Shares	799,624	879,104	5,923,659	3,808,953
Reserve
Issued	—	—	4,488,223	14,423,013
Reinvested	—	—	892	471
Redeemed	—	—	(4,664,956)	(16,822,728)
Change in Reserve Shares	—	—	(175,841)	(2,399,244)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	132

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$519,366	$1,765,500	$296,098	$394,467
Distributions reinvested	947	370	901	179
Cost of shares redeemed	(526,487)	(1,465,283)	(293,789)	(278,870)
Change in net assets resulting from Agency capital transactions	(6,174)	300,587	3,210	115,776
Institutional Class
Proceeds from shares issued	13,263,409	34,459,802	5,640,885	8,061,664
Distributions reinvested	9,488	8,850	9,416	7,899
Cost of shares redeemed	(13,488,033)	(31,413,891)	(5,405,505)	(8,112,805)
Change in net assets resulting from Institutional Class capital transactions	(215,136)	3,054,761	244,796	(43,242)
Morgan
Proceeds from shares issued	43,751	54,370	30,406	38,290
Distributions reinvested	706	344	583	386
Cost of shares redeemed	(28,592)	(28,184)	(17,439)	(26,293)
Change in net assets resulting from Morgan capital transactions	15,865	26,530	13,550	12,383
Premier
Proceeds from shares issued	1,078,965	1,971,421	368,606	330,326
Distributions reinvested	2,626	914	1,591	586
Cost of shares redeemed	(893,569)	(1,438,641)	(248,419)	(211,985)
Change in net assets resulting from Premier capital transactions	188,022	533,694	121,778	118,927
Reserve
Proceeds from shares issued	3,157,274	8,415,437	—	—
Distributions reinvested	369	307	—	—
Cost of shares redeemed	(3,262,112)	(9,461,748)	—	—
Change in net assets resulting from Reserve capital transactions	(104,469)	(1,046,004)	—	—
Service
Proceeds from shares issued	—	—	1	533
Distributions reinvested	—	—	88	98
Cost of shares redeemed	—	—	(2,098)	(11,515)
Change in net assets resulting from Service capital transactions	—	—	(2,009)	(10,884)
Total change in net assets resulting from capital transactions	$(121,892)	$2,869,568	$381,325	$192,960
SEE NOTES TO FINANCIAL STATEMENTS.

133	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS:
Agency
Issued	519,352	1,765,500	296,079	394,452
Reinvested	947	370	901	179
Redeemed	(526,479)	(1,465,283)	(293,764)	(278,870)
Change in Agency Shares	(6,180)	300,587	3,216	115,761
Institutional Class
Issued	13,263,373	34,459,802	5,640,854	8,061,657
Reinvested	9,488	8,850	9,416	7,899
Redeemed	(13,487,996)	(31,413,891)	(5,405,476)	(8,112,776)
Change in Institutional Class Shares	(215,135)	3,054,761	244,794	(43,220)
Morgan
Issued	43,748	54,370	30,405	38,287
Reinvested	706	344	583	386
Redeemed	(28,591)	(28,184)	(17,437)	(26,290)
Change in Morgan Shares	15,863	26,530	13,551	12,383
Premier
Issued	1,078,938	1,971,422	368,586	330,312
Reinvested	2,626	914	1,591	587
Redeemed	(893,559)	(1,438,641)	(248,406)	(211,982)
Change in Premier Shares	188,005	533,695	121,771	118,917
Reserve
Issued	3,157,245	8,415,438	—	—
Reinvested	369	307	—	—
Redeemed	(3,262,060)	(9,461,748)	—	—
Change in Reserve Shares	(104,446)	(1,046,003)	—	—
Service
Issued	—	—	1	534
Reinvested	—	—	88	98
Redeemed	—	—	(2,097)	(11,512)
Change in Service Shares	—	—	(2,008)	(10,880)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	134

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$92,574	$286,546	$342,296	$863,243
Distributions reinvested	138	91	98	68
Cost of shares redeemed	(109,115)	(210,910)	(315,894)	(645,166)
Change in net assets resulting from Agency capital transactions	(16,403)	75,727	26,500	218,145
Institutional Class
Proceeds from shares issued	508,176	1,106,652	1,890,224	6,437,877
Distributions reinvested	720	387	1,632	1,669
Cost of shares redeemed	(393,800)	(1,010,633)	(2,358,707)	(5,084,320)
Change in net assets resulting from Institutional Class capital transactions	115,096	96,406	(466,851)	1,355,226
Morgan
Proceeds from shares issued	3,979	13,362	17,544	26,704
Distributions reinvested	91	75	675	490
Cost of shares redeemed	(4,737)	(8,419)	(15,693)	(26,554)
Change in net assets resulting from Morgan capital transactions	(667)	5,018	2,526	640
Premier
Proceeds from shares issued	202,350	581,981	681,608	1,300,818
Distributions reinvested	542	314	306	165
Cost of shares redeemed	(209,832)	(526,577)	(706,147)	(906,118)
Change in net assets resulting from Premier capital transactions	(6,940)	55,718	(24,233)	394,865
Reserve
Proceeds from shares issued	—	—	2,009	385
Distributions reinvested	—	—	10	19
Cost of shares redeemed	—	—	(3,728)	(571)
Change in net assets resulting from Reserve capital transactions	—	—	(1,709)	(167)
Service
Proceeds from shares issued	—	6,661	—	—
Distributions reinvested	53	50	15	16
Cost of shares redeemed	(1,316)	(9,815)	(855)	(720)
Change in net assets resulting from Service capital transactions	(1,263)	(3,104)	(840)	(704)
Total change in net assets resulting from capital transactions	$89,823	$229,765	$(464,607)	$1,968,005
SEE NOTES TO FINANCIAL STATEMENTS.

135	J.P. Morgan Money Market Funds	August 31, 2023

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS:
Agency
Issued	92,568	286,535	342,294	863,243
Reinvested	138	91	98	68
Redeemed	(109,107)	(210,910)	(315,891)	(645,166)
Change in Agency Shares	(16,401)	75,716	26,501	218,145
Institutional Class
Issued	508,162	1,106,636	1,890,213	6,437,877
Reinvested	720	387	1,632	1,669
Redeemed	(393,788)	(1,010,628)	(2,358,703)	(5,084,320)
Change in Institutional Class Shares	115,094	96,395	(466,858)	1,355,226
Morgan
Issued	3,977	13,360	17,544	26,704
Reinvested	91	75	675	490
Redeemed	(4,737)	(8,417)	(15,693)	(26,554)
Change in Morgan Shares	(669)	5,018	2,526	640
Premier
Issued	202,338	581,981	681,606	1,300,818
Reinvested	542	314	306	165
Redeemed	(209,819)	(526,558)	(706,140)	(906,118)
Change in Premier Shares	(6,939)	55,737	(24,228)	394,865
Reserve
Issued	—	—	2,009	384
Reinvested	—	—	10	20
Redeemed	—	—	(3,728)	(571)
Change in Reserve Shares	—	—	(1,709)	(167)
Service
Issued	—	6,659	—	—
Reinvested	53	50	15	16
Redeemed	(1,314)	(9,810)	(855)	(721)
Change in Service Shares	(1,261)	(3,101)	(840)	(705)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	136

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund
Academy
Six Months Ended August 31, 2023 (Unaudited)	$1.0006	$0.0256	$(0.0003)	$0.0253	$(0.0256)	$—	$(0.0256)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
May 15, 2019 (f) through February 29, 2020	1.0003	0.0162	0.0003	0.0165	(0.0162)	—	(0.0162)
Agency
Six Months Ended August 31, 2023 (Unaudited)	1.0009	0.0252	(0.0003)	0.0249	(0.0252)	—	(0.0252)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)	—	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0028	0.0001	0.0029	(0.0028)	— (e)	(0.0028)
Year Ended February 29, 2020	1.0003	0.0205	0.0004	0.0209	(0.0205)	— (e)	(0.0205)
Year Ended February 28, 2019	1.0001	0.0204	0.0002	0.0206	(0.0204)	— (e)	(0.0204)
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.0005	0.0256	(0.0002)	0.0254	(0.0256)	—	(0.0256)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0005	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
Year Ended February 29, 2020	1.0003	0.0213	0.0002	0.0215	(0.0213)	— (e)	(0.0213)
Year Ended February 28, 2019	1.0001	0.0212	0.0002	0.0214	(0.0212)	— (e)	(0.0212)
Empower
Six Months Ended August 31, 2023 (Unaudited)	1.0005	0.0256	(0.0002)	0.0254	(0.0256)	—	(0.0256)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
February 23, 2021 (f) through February 28, 2021	1.0005	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Six Months Ended August 31, 2023 (Unaudited)	1.0005	0.0259	(0.0002)	0.0257	(0.0259)	—	(0.0259)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)	—	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0039	— (e)	0.0039	(0.0039)	— (e)	(0.0039)
Year Ended February 29, 2020	1.0003	0.0216	0.0003	0.0219	(0.0216)	— (e)	(0.0216)
Year Ended February 28, 2019	1.0001	0.0215	0.0002	0.0217	(0.0215)	— (e)	(0.0215)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.0005	0.0255	(0.0002)	0.0253	(0.0255)	—	(0.0255)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)	—	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)	—	(0.0005)
Year Ended February 28, 2021	1.0005	0.0033	— (e)	0.0033	(0.0033)	— (e)	(0.0033)
Year Ended February 29, 2020	1.0003	0.0210	0.0002	0.0212	(0.0210)	— (e)	(0.0210)
Year Ended February 28, 2019	1.0001	0.0209	0.0002	0.0211	(0.0209)	— (e)	(0.0209)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.0010	0.0241	(0.0003)	0.0238	(0.0241)	—	(0.0241)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)	—	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0008	0.0016	0.0003	0.0019	(0.0016)	— (e)	(0.0016)
Year Ended February 29, 2020	1.0003	0.0180	0.0005	0.0185	(0.0180)	— (e)	(0.0180)
Year Ended February 28, 2019	1.0001	0.0179	0.0002	0.0181	(0.0179)	— (e)	(0.0179)
SEE NOTES TO FINANCIAL STATEMENTS.

137	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0003	2.56%	$647,802	0.17%	5.07%	0.18%
1.0006	2.46	618,235	0.17 (d)	2.30	0.19
1.0003	0.04	918,415	0.10 (d)	0.07	0.19
1.0006	0.36	1,011,973	0.17 (d)	0.38	0.19
1.0006	1.66	150,519	0.18	1.69	0.26

1.0006	2.52	3,084,572	0.26	5.02	0.28
1.0009	2.38	2,766,889	0.26 (d)	2.64	0.29
1.0005	(0.02)	1,403,993	0.16 (d)	0.01	0.29
1.0008	0.29	1,492,906	0.24 (d)	0.30	0.29
1.0007	2.11	2,517,667	0.26	2.05	0.30
1.0003	2.08	2,474,137	0.26	2.09	0.31

1.0003	2.57	38,476,887	0.17	5.10	0.18
1.0005	2.45	41,621,459	0.17 (d)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (d)	0.07	0.18
1.0005	0.36	42,867,638	0.16 (d)	0.31	0.19
1.0005	2.17	33,683,247	0.18	2.09	0.20
1.0003	2.16	26,725,832	0.18	2.13	0.21

1.0003	2.57	349,908	0.18	5.09	0.19
1.0005	2.46	355,132	0.16 (d)	2.15	0.19
1.0002	0.04	564,948	0.10 (d)	0.07	0.20
1.0005	0.00 (g)	25	0.12 (d)	0.10	0.19

1.0003	2.59	12,549,608	0.13	5.20	0.13
1.0005	2.48	6,054,242	0.13 (d)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (d)	0.07	0.13
1.0006	0.39	7,515,957	0.13 (d)	0.35	0.14
1.0006	2.21	5,541,728	0.15	2.12	0.15
1.0003	2.19	1,896,262	0.16	2.13	0.16

1.0003	2.55	16,365,788	0.21	5.07	0.23
1.0005	2.41	14,307,780	0.20 (d)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (d)	0.05	0.23
1.0005	0.33	19,063,596	0.19 (d)	0.30	0.24
1.0005	2.14	15,607,982	0.21	2.07	0.25
1.0003	2.13	11,691,618	0.21	2.12	0.26

1.0007	2.40	3,224,170	0.48	4.82	0.48
1.0010	2.14	1,857,527	0.48 (d)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (d)	0.01	0.50
1.0011	0.19	1,353,316	0.38 (d)	0.22	0.50
1.0008	1.87	2,880,586	0.51	1.78	0.51
1.0003	1.82	2,395,205	0.52	1.88	0.53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	138

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund (continued)
Premier
Six Months Ended August 31, 2023 (Unaudited)	$1.0007	$0.0244	$(0.0002)	$0.0242	$(0.0244)	$—	$(0.0244)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)	—	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0006	0.0019	0.0001	0.0020	(0.0019)	— (e)	(0.0019)
Year Ended February 29, 2020	1.0003	0.0186	0.0003	0.0189	(0.0186)	— (e)	(0.0186)
Year Ended February 28, 2019	1.0001	0.0185	0.0002	0.0187	(0.0185)	— (e)	(0.0185)
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.0008	0.0230	(0.0002)	0.0228	(0.0230)	—	(0.0230)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)	—	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0010	0.0002	0.0012	(0.0010)	— (e)	(0.0010)
Year Ended February 29, 2020	1.0003	0.0161	0.0004	0.0165	(0.0161)	— (e)	(0.0161)
Year Ended February 28, 2019	1.0001	0.0160	0.0002	0.0162	(0.0160)	— (e)	(0.0160)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Academy	—	0.01%	0.08%	0.01%	—	—
Agency	—	— (a)	0.10%	0.02%	—	—
Capital	—	0.01%	0.08%	0.02%	—	—
Empower	—	0.02%	0.08%	— (a)	—	—
IM	—	— (a)	0.04%	0.01%	—	—
Institutional Class	—	0.01%	0.09%	0.02%	—	—
Morgan	—	0.02%	0.34%	0.12%	—	—
Premier	—	0.01%	0.27%	0.09%	—	—
Reserve	—	0.05%	0.54%	0.16%	—	—
(a) Amount rounds to less than 0.005%.

(e)	Amount rounds to less than $0.00005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

139	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0005	2.44%	$2,744,504	0.43%	4.86%	0.43%
1.0007	2.19	2,287,879	0.43 (d)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (d)	0.01	0.44
1.0007	0.20	1,337,044	0.35 (d)	0.22	0.44
1.0006	1.91	2,646,576	0.45	1.83	0.45
1.0003	1.89	1,884,553	0.45	1.90	0.46

1.0006	2.30	3,245	0.70	4.57	1.51
1.0008	1.96	3,295	0.65 (d)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (d)	0.01	2.42
1.0009	0.12	1,084	0.53 (d)	0.33	2.00
1.0007	1.66	12,017	0.70	1.59	0.94
1.0003	1.64	13,024	0.70	1.57	0.85
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	140

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.0002	$0.0151	$(0.0001)	$0.0150	$(0.0151)	$—	$(0.0151)
Year Ended February 28, 2023	1.0003	0.0136	— (d)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0001	0.0023	0.0004	0.0027	(0.0023)	— (d)	(0.0023)
Year Ended February 29, 2020	1.0000	0.0117	0.0001 (f)	0.0118	(0.0117)	— (d)	(0.0117)
March 01, 2018 (g) through February 28, 2019	1.0000	0.0123	— (d)	0.0123	(0.0123)	— (d)	(0.0123)
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.0002	0.0155	— (d)	0.0155	(0.0155)	—	(0.0155)
Year Ended February 28, 2023	1.0003	0.0144	— (d)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0028	0.0006	0.0034	(0.0028)	— (d)	(0.0028)
Year Ended February 29, 2020	1.0000	0.0125	— (d)	0.0125	(0.0125)	— (d)	(0.0125)
March 01, 2018 (g) through February 28, 2019	1.0000	0.0131	— (d)	0.0131	(0.0131)	— (d)	(0.0131)
IM
Six Months Ended August 31, 2023 (Unaudited)	1.0002	0.0156	(0.0001)	0.0155	(0.0156)	—	(0.0156)
Year Ended February 28, 2023	1.0003	0.0147	— (d)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (d)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0030	0.0005	0.0035	(0.0030)	— (d)	(0.0030)
Year Ended February 29, 2020	1.0000	0.0127	— (d)	0.0127	(0.0127)	— (d)	(0.0127)
March 01, 2018 (g) through February 28, 2019	1.0000	0.0133	— (d)	0.0133	(0.0133)	— (d)	(0.0133)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.0002	0.0153	(0.0001)	0.0152	(0.0153)	—	(0.0153)
Year Ended February 28, 2023	1.0003	0.0141	— (d)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0000	0.0026	0.0005	0.0031	(0.0026)	— (d)	(0.0026)
Year Ended February 29, 2020	1.0000	0.0122	— (d)	0.0122	(0.0122)	— (d)	(0.0122)
March 01, 2018 (g) through February 28, 2019	1.0000	0.0128	— (d)	0.0128	(0.0128)	— (d)	(0.0128)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.16%	0.02%	—	—
Capital	—	— (a)	0.09%	— (a)	—	—
IM	—	—	0.07%	0.01%	—	—
Institutional Class	—	— (a)	0.12%	0.01%	—	—
(a) Amount rounds to less than 0.005%.

(f)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

141	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0001	1.51%	$105,028	0.26%	2.97%	0.32%
1.0002	1.36	108,719	0.26 (e)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (e)	0.01	0.44
1.0005	0.27	23,163	0.24 (e)	0.25	0.36
1.0001	1.19	41,696	0.26	1.15	0.38
1.0000	1.24	17,148	0.26 (h)	1.36 (h)	2.96 (h)

1.0002	1.56	228,669	0.18	2.98	0.21
1.0002	1.44	399,560	0.18 (e)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (e)	0.02	0.22
1.0006	0.34	37,889	0.18 (e)	0.41	0.22
1.0000	1.26	228,168	0.18	1.18	0.24
1.0000	1.32	72,933	0.18 (h)	1.42 (h)	0.40 (h)

1.0001	1.56	425,709	0.15	3.03	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (i)	723,312	0.08 (e)	0.02	0.15
1.0005	0.35	665,960	0.15 (e)	0.18	0.16
1.0000	1.28	391,386	0.16	1.24	0.18
1.0000	1.34	475,368	0.16 (h)	1.32 (h)	0.23 (h)

1.0001	1.53	421,613	0.21	3.01	0.25
1.0002	1.41	397,559	0.21 (e)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (e)	0.01	0.26
1.0005	0.31	478,239	0.20 (e)	0.23	0.26
1.0000	1.23	309,118	0.21	1.20	0.28
1.0000	1.29	377,900	0.21 (h)	1.40 (h)	0.37 (h)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	142

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Six Months Ended August 31, 2023 (Unaudited)	$1.0004	$0.0262	$(0.0002)	$0.0260	$(0.0262)	$—	$(0.0262)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	— (d)	(0.0010)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	— (d)	(0.0045)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	— (d)	(0.0222)
September 19, 2018 (e) through February 28, 2019	1.0000	0.0109	0.0001	0.0110	(0.0109)	—	(0.0109)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)	Commencement of operations.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

143	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	2.63%	$2,896,259	0.06%	5.19%	0.14%
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14
1.0001	0.44	2,168,587	0.06	0.48	0.15
1.0002	2.25	3,455,824	0.06	2.20	0.16
1.0001	1.10	2,865,539	0.06 (f)	2.53 (f)	0.23 (f)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	144

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Investor
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
SEE NOTES TO FINANCIAL STATEMENTS.

145	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.53%	$3,688,300	0.26%	5.00%	0.28%
1.00	2.32	3,045,257	0.26 (f)	3.07	0.29
1.00	0.01	691,008	0.17 (f)	0.01	0.30
1.00	0.29	1,234,800	0.24 (f)	0.27	0.29
1.00	2.07	1,452,745	0.26	1.94	0.31
1.00	2.06	542,003	0.26	2.13	0.33

1.00	2.57	12,322,971	0.18	5.08	0.18
1.00	2.40	9,633,984	0.18 (f)	3.32	0.19
1.00	0.04	1,804,197	0.15 (f)	0.04	0.19
1.00	0.35	4,806,805	0.18 (f)	0.25	0.19
1.00	2.15	2,295,874	0.18	2.01	0.21
1.00	2.14	558,492	0.18	2.16	0.23

1.00	2.56	10,044,300	0.21	5.05	0.23
1.00	2.37	8,277,974	0.21 (f)	3.19	0.24
1.00	0.02	1,763,092	0.16 (f)	0.02	0.25
1.00	0.32	3,055,814	0.21 (f)	0.30	0.24
1.00	2.12	3,412,753	0.21	2.07	0.26
1.00	2.11	2,717,544	0.21	2.17	0.28

1.00	2.42	4,873	0.49	4.80	0.49
1.00	2.10	3,013	0.48 (f)	2.43	0.49
1.00	0.01	1,804	0.17 (f)	0.01	0.50
1.00	0.17	6,189	0.34 (f)	0.16	0.58
1.00	1.81	7,904	0.51	1.78	0.52
1.00	1.81	8,147	0.51	1.79	0.54

1.00	2.37	4,659,512	0.58	4.70	0.59
1.00	2.02	2,177,582	0.56 (f)	2.79	0.60
1.00	0.01	453,086	0.17 (f)	0.01	0.61
1.00	0.14	627,541	0.40 (f)	0.14	0.60
1.00	1.73	543,317	0.59	1.69	0.63
1.00	1.73	307,584	0.59	1.76	0.68

1.00	2.44	20,020,067	0.43	4.84	0.43
1.00	2.15	12,312,271	0.43 (f)	3.20	0.44
1.00	0.01	1,532,491	0.17 (f)	0.01	0.45
1.00	0.19	2,373,258	0.35 (f)	0.19	0.44
1.00	1.87	3,031,847	0.45	1.77	0.46
1.00	1.87	1,140,955	0.45	1.93	0.48
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	146

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.09%	0.02%	—	—
Capital	—	— (a)	0.03%	— (a)	—	—
Institutional Class	—	— (a)	0.05%	— (a)	—	—
Investor	—	0.02%	0.32%	0.16%	—	—
Morgan	—	0.02%	0.42%	0.19%	—	—
Premier	—	— (a)	0.28%	0.10%	—	—
Reserve	—	0.04%	0.53%	0.29%	—	—
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

147	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.31%	$23,237	0.68%	4.55%	0.68%
1.00	1.94	28,700	0.66 (f)	2.58	0.69
1.00	0.01	4,231	0.17 (f)	0.01	0.70
1.00	0.11	5,661	0.40 (f)	0.11	0.88
1.00	1.62	3,797	0.70	1.62	0.84
1.00	1.61	4,548	0.70	1.59	0.74
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	148

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
May 15, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Agency
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
E*Trade
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00
Empower
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

149	J.P. Morgan Money Market Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.50%	$11,550,930	0.17%	4.99%	0.18%
2.20	4,267,302	0.15 (f)	1.79	0.18
0.03	10,734,174	0.04 (f)	0.03	0.18
0.14	3,689,489	0.14 (f)	0.07	0.18
1.47	85,026	0.18	1.49	0.21

2.45	12,841,291	0.26	4.84	0.28
2.11	10,098,820	0.24 (f)	2.11	0.28
0.01	8,485,249	0.06 (f)	0.01	0.28
0.09	16,148,773	0.20 (f)	0.08	0.28
1.87	14,132,125	0.26	1.84	0.30
1.82	11,112,454	0.26	1.79	0.31

2.50	164,622,049	0.17	4.93	0.18
2.20	119,811,381	0.15 (f)	1.97	0.18
0.03	166,488,233	0.04 (f)	0.03	0.18
0.14	143,184,525	0.15 (f)	0.13	0.19
1.95	86,263,432	0.18	1.91	0.20
1.90	73,390,258	0.18	1.87	0.21

2.07	142,019	1.00	4.03	1.03
1.48	284,787	0.85 (f)	1.36	1.03
0.01	387,687	0.06 (f)	0.01	1.03
0.03	404,756	0.25 (f)	0.02	1.03
1.12	298,348	1.00	1.10	1.05
1.07	274,993	1.00	1.04	1.06

2.50	11,552,029	0.17	4.96	0.18
2.20	5,393,885	0.15 (f)	2.45	0.19
0.03	4,160,732	0.04 (f)	0.03	0.18
0.00 (h)	500,028	0.06 (f)	0.04	0.19

2.52	8,090,920	0.13	4.93	0.13
2.23	9,457,598	0.12 (f)	2.22	0.13
0.03	10,046,645	0.04 (f)	0.03	0.13
0.17	7,317,310	0.12 (f)	0.16	0.14
1.99	7,443,910	0.15	1.90	0.15
1.92	6,108,975	0.16	1.95	0.16

2.48	36,573,113	0.21	4.89	0.23
2.17	29,664,717	0.18 (f)	2.15	0.24
0.01	27,455,761	0.06 (f)	0.01	0.23
0.12	39,608,624	0.17 (f)	0.11	0.23
1.92	43,246,064	0.21	1.89	0.25
1.87	41,868,607	0.21	1.88	0.26
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	150

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund (continued)
Investor
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00
Service
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Academy	—	0.03%	0.13%	0.04%	—	—
Agency	—	0.02%	0.20%	0.06%	—	—
Capital	—	0.03%	0.13%	0.03%	—	—
E*Trade	—	0.15%	0.94%	0.75%	—	—
Empower	—	0.03%	0.13%	— (a)	—	—
IM	—	0.01%	0.09%	0.01%	—	—
Institutional Class	—	0.03%	0.15%	0.04%	—	—
Investor	—	0.03%	0.41%	0.25%	—	—
Morgan	—	0.04%	0.51%	0.33%	—	—
Premier	—	0.03%	0.37%	0.21%	—	—
Reserve	—	0.11%	0.61%	0.47%	—	—
Service	—	0.16%	0.96%	0.74%	—	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

151	J.P. Morgan Money Market Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.34%	$2,264,193	0.48%	4.60%	0.48%
1.90	2,406,713	0.46 (f)	1.98	0.48
0.00 (h)	1,858,457	0.07 (f)	0.00 (h)	0.48
0.05	842,931	0.24 (f)	0.04	0.48
1.63	684,791	0.50	1.68	0.50
1.57	1,127,675	0.50	1.60	0.50

2.29	6,946,528	0.58	4.54	0.58
1.81	4,027,309	0.54 (f)	2.08	0.59
0.00 (h)	1,956,424	0.07 (f)	0.00 (h)	0.59
0.05	1,870,723	0.25 (f)	0.05	0.59
1.54	2,064,159	0.59	1.50	0.60
1.48	1,660,477	0.59	1.49	0.61

2.36	10,587,829	0.43	4.68	0.43
1.94	6,543,879	0.41 (f)	1.97	0.44
0.01	5,330,175	0.06 (f)	0.01	0.43
0.06	5,020,827	0.22 (f)	0.05	0.43
1.68	4,095,749	0.45	1.64	0.45
1.62	2,945,521	0.45	1.59	0.46

2.24	2,947,650	0.68	4.43	0.68
1.73	3,350,896	0.58 (f)	1.44	0.69
0.00 (h)	7,409,330	0.07 (f)	0.00 (h)	0.68
0.04	27,414	0.22 (f)	0.03	0.69
1.42	20,829	0.70	1.41	0.71
1.37	19,468	0.70	1.28	0.71

2.06	275,385	1.03	4.05	1.03
1.45	325,011	0.88 (f)	1.33	1.03
0.00 (h)	433,435	0.07 (f)	0.00 (h)	1.03
0.03	514,476	0.29 (f)	0.03	1.03
1.07	867,659	1.05	1.19	1.05
1.02	2,993,274	1.05	1.08	1.05
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	152

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Empower
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Investor
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

153	J.P. Morgan Money Market Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.49%	$157,332	0.17%	4.91%	0.18%
2.18	153,500	0.15 (f)	2.60	0.19
0.01	100	0.04 (f)	0.01	0.19
0.01	17,600	0.07 (f)	0.03	0.23

2.45	2,068,506	0.26	4.82	0.28
2.09	1,745,265	0.24 (f)	2.19	0.29
0.01	914,835	0.06 (f)	0.01	0.28
0.09	1,865,281	0.20 (f)	0.09	0.29
1.85	1,744,289	0.26	1.85	0.30
1.83	2,013,982	0.26	1.90	0.30

2.49	17,772,739	0.17	4.92	0.18
2.18	12,166,783	0.16 (f)	2.12	0.19
0.01	10,784,903	0.06 (f)	0.01	0.18
0.14	13,539,346	0.16 (f)	0.13	0.19
1.94	9,945,933	0.18	1.89	0.20
1.91	6,425,187	0.18	1.92	0.20

2.49	216,513	0.18	4.71	0.18
2.18	1,206,832	0.17 (f)	2.94	0.19
0.01	112,014	0.05 (f)	0.01	0.18
0.00 (h)	25	0.06 (f)	0.02	0.18

2.51	18,610	0.13	5.26	0.13
2.17	142	0.15 (f)	2.89	0.16
0.01	30	0.05 (f)	0.02	0.14
0.17	24,276	0.12 (f)	0.19	0.14
1.97	37,429	0.15	2.26	0.15
1.93	1,451,488	0.15	1.87	0.15

2.47	9,682,892	0.21	4.88	0.23
2.15	8,222,799	0.19 (f)	2.05	0.24
0.01	7,963,115	0.06 (f)	0.01	0.24
0.12	12,055,194	0.17 (f)	0.13	0.24
1.90	16,887,054	0.21	1.88	0.25
1.88	17,766,429	0.21	1.89	0.25

2.33	13,007	0.48	4.59	0.48
1.88	15,976	0.45 (f)	1.90	0.49
0.00 (h)	16,665	0.07 (f)	0.00 (h)	0.48
0.04	16,604	0.27 (f)	0.05	0.54
1.61	29,937	0.50	1.60	0.50
1.58	28,583	0.51	1.57	0.51
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	154

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	1.00
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Academy	—	0.03%	0.14%	0.05%	—	—
Agency	—	0.02%	0.20%	0.06%	—	—
Capital	—	0.02%	0.12%	0.02%	—	—
Empower	—	0.01%	0.13%	— (a)	—	—
IM	—	0.01%	0.09%	0.01%	—	—
Institutional Class	—	0.02%	0.15%	0.04%	—	—
Investor	—	0.04%	0.42%	0.22%	—	—
Morgan	—	0.04%	0.52%	0.31%	—	—
Premier	—	0.03%	0.38%	0.19%	—	—
Reserve	—	0.08%	0.61%	0.35%	—	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

155	J.P. Morgan Money Market Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.28%	$3,488,718	0.58%	4.57%	0.58%
1.80	1,110,743	0.55 (f)	2.21	0.59
0.00 (h)	350,701	0.06 (f)	0.00 (h)	0.59
0.04	436,183	0.28 (f)	0.05	0.59
1.52	734,856	0.59	1.49	0.60
1.49	634,508	0.59	1.55	0.61

2.36	4,381,035	0.43	4.68	0.43
1.92	2,659,992	0.41 (f)	2.02	0.44
0.01	2,032,795	0.06 (f)	0.01	0.44
0.05	1,694,724	0.25 (f)	0.04	0.44
1.66	1,439,412	0.45	1.60	0.45
1.63	981,194	0.45	1.68	0.45

2.23	1,308,905	0.68	4.47	0.68
1.71	425,906	0.61 (f)	2.34	0.69
0.00 (h)	244,357	0.07 (f)	0.00 (h)	0.68
0.03	4,562	0.34 (f)	0.03	0.74
1.41	5,966	0.70	1.41	0.73
1.38	6,986	0.70	1.34	0.71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	156

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	0.01	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	0.01%	0.20%	0.06%	—	—
Institutional Class	—	0.01%	0.16%	0.04%	—	—
Morgan	—	0.04%	0.53%	0.36%	—	—
Premier	—	0.01%	0.39%	0.21%	—	—

(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

157	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.44%	$813,097	0.26%	4.81%	0.28%
1.00	2.09	417,945	0.26 (f)	2.40	0.31
1.00	0.01	217,942	0.06 (f)	0.01	0.31
1.00	0.11	318,757	0.20 (f)	0.10	0.30
1.00	1.85	242,716	0.26	1.79	0.30
1.00	1.80	148,122	0.26	1.82	0.31

1.00	2.46	4,239,875	0.21	4.84	0.23
1.00	2.14	3,070,971	0.21 (f)	2.50	0.26
1.00	0.01	1,322,211	0.06 (f)	0.01	0.25
1.00	0.13	2,344,288	0.17 (f)	0.14	0.25
1.00	1.90	2,572,379	0.21	1.90	0.25
1.00	1.85	3,417,418	0.21	1.85	0.26

1.00	2.27	236,912	0.59	4.48	0.59
1.00	1.81	135,312	0.55 (f)	2.16	0.63
1.00	0.00 (g)	55,291	0.06 (f)	0.00 (g)	0.64
1.00	0.06	53,546	0.23 (f)	0.05	0.63
1.00	1.51	34,728	0.59	1.48	0.67
1.00	1.46	29,289	0.59	1.45	0.70

1.00	2.35	1,802,001	0.43	4.63	0.43
1.00	1.93	1,002,392	0.44 (f)	2.97	0.46
1.00	0.01	123,328	0.06 (f)	0.01	0.46
1.00	0.08	198,516	0.24 (f)	0.08	0.45
1.00	1.65	218,858	0.45	1.58	0.45
1.00	1.60	155,001	0.45	1.54	0.47
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	158

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Agency
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Capital
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Empower
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
January 15, 2020 (g) through February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
SEE NOTES TO FINANCIAL STATEMENTS.

159	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.44%	$50,019	0.17%	4.93%	0.17%
1.00	2.10	100,272	0.18 (f)	2.20	0.19
1.00	0.01	131,020	0.05 (f)	0.01	0.18
1.00	0.00 (h)	17,600	0.10 (f)	0.01	0.21

1.00	2.40	10,665,521	0.26	4.77	0.28
1.00	2.02	5,528,371	0.26 (f)	2.19	0.29
1.00	0.01	3,173,164	0.05 (f)	0.01	0.28
1.00	0.10	4,187,912	0.20 (f)	0.09	0.29
1.00	1.82	4,197,262	0.26	1.76	0.30
1.00	1.79	2,567,061	0.26	1.81	0.31

1.00	2.44	75,482,900	0.17	4.84	0.18
1.00	2.10	47,631,670	0.18 (f)	2.01	0.18
1.00	0.01	57,422,062	0.05 (f)	0.01	0.18
1.00	0.13	58,366,269	0.16 (f)	0.11	0.19
1.00	1.90	32,963,549	0.18	1.85	0.20
1.00	1.88	23,528,259	0.18	1.88	0.21

1.00	2.44	448,463	0.17	4.85	0.18
1.00	2.10	218,952	0.18 (f)	3.29	0.19
1.00	0.01	29,519	0.04 (f)	0.01	0.18
1.00	0.00 (h)	25	0.07 (f)	0.01	0.20

1.00	2.47	42,380	0.12	4.95	0.12
1.00	2.14	38,265	0.13 (f)	3.39	0.13
1.00	0.01	224	0.04 (f)	0.01	0.18
1.00	0.16	227	0.13 (f)	0.11	0.14
1.00	0.18	11,885	0.15	1.46	0.15

1.00	2.43	41,939,493	0.21	4.80	0.23
1.00	2.07	28,965,801	0.21 (f)	2.15	0.24
1.00	0.01	23,076,533	0.05 (f)	0.01	0.23
1.00	0.12	24,097,829	0.18 (f)	0.11	0.24
1.00	1.87	22,282,460	0.21	1.83	0.25
1.00	1.84	17,858,556	0.21	1.87	0.26

1.00	2.24	4,340,853	0.58	4.45	0.58
1.00	1.73	2,329,156	0.53 (f)	1.70	0.59
1.00	0.00 (h)	2,206,039	0.06 (f)	0.00 (h)	0.58
1.00	0.05	2,251,619	0.24 (f)	0.05	0.59
1.00	1.49	2,023,440	0.59	1.47	0.60
1.00	1.46	2,009,129	0.59	1.45	0.61
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	160

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Premier
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2019	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Academy	—	— (a)	0.12%	0.08%	—	—
Agency	—	— (a)	0.21%	0.05%	—	—
Capital	—	— (a)	0.12%	0.02%	—	—
Empower	—	— (a)	0.13%	0.12%	—	—
IM	—	— (a)	0.14%	— (a)	—	—
Institutional Class	—	— (a)	0.16%	0.03%	—	—
Morgan	—	0.05%	0.52%	0.34%	—	—
Premier	—	0.02%	0.38%	0.19%	—	—
Reserve	—	0.09%	0.62%	0.44%	—	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

161	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.31%	$11,679,465	0.43%	4.60%	0.43%
1.00	1.86	5,755,805	0.42 (f)	2.37	0.44
1.00	0.01	1,947,356	0.05 (f)	0.01	0.43
1.00	0.06	1,999,999	0.25 (f)	0.06	0.44
1.00	1.63	2,537,050	0.45	1.62	0.45
1.00	1.60	2,059,307	0.45	1.65	0.46

1.00	2.19	1,246,377	0.68	4.31	0.68
1.00	1.65	1,422,097	0.59 (f)	1.33	0.68
1.00	0.00 (h)	3,821,500	0.06 (f)	0.00 (h)	0.68
1.00	0.04	2,893,380	0.25 (f)	0.03	0.69
1.00	1.38	2,102,023	0.70	1.34	0.70
1.00	1.35	1,561,835	0.70	1.42	0.71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	162

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.16%	0.03%	—	—
Institutional Class	—	—	0.12%	0.01%	—	—
Morgan	—	0.02%	0.49%	0.29%	—	—
Premier	—	— (a)	0.33%	0.14%	—	—
Reserve	—	0.07%	0.59%	0.39%	—	—
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

163	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.53%	$575,491	0.26%	3.01%	0.28%
1.00	1.39	581,661	0.26 (f)	1.52	0.29
1.00	0.01	281,075	0.10 (f)	0.01	0.29
1.00	0.26	372,457	0.23 (f)	0.33	0.29
1.00	1.17	782,269	0.26	1.17	0.30
1.00	1.24	1,063,941	0.26	1.23	0.31

1.00	1.55	7,975,417	0.21	3.06	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (f)	0.02	0.24
1.00	0.29	6,858,653	0.20 (f)	0.33	0.24
1.00	1.22	9,173,460	0.21	1.23	0.25
1.00	1.29	12,402,297	0.21	1.27	0.26

1.00	1.36	59,535	0.59	2.70	0.59
1.00	1.09	43,671	0.56 (f)	1.31	0.60
1.00	0.01	17,140	0.10 (f)	0.01	0.62
1.00	0.19	22,830	0.30 (f)	0.12	0.61
1.00	0.84	10,842	0.59	0.83	0.64
1.00	0.90	9,884	0.59	0.89	0.68

1.00	1.44	1,059,788	0.43	2.85	0.43
1.00	1.22	871,759	0.43 (f)	1.49	0.44
1.00	0.01	338,064	0.10 (f)	0.01	0.44
1.00	0.21	498,856	0.29 (f)	0.26	0.44
1.00	0.98	847,483	0.45	0.99	0.45
1.00	1.04	1,062,712	0.45	1.03	0.46

1.00	1.31	657,369	0.68	2.59	0.68
1.00	1.01	761,834	0.62 (f)	0.80	0.69
1.00	0.01	1,807,835	0.10 (f)	0.01	0.69
1.00	0.18	1,574,145	0.29 (f)	0.16	0.69
1.00	0.73	1,707,525	0.70	0.72	0.70
1.00	0.79	2,028,976	0.70	0.78	0.71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	164

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Service
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2019	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.13%	0.01%	—	—
Institutional Class	—	— (a)	0.09%	0.01%	—	—
Morgan	—	0.02%	0.46%	0.24%	—	—
Premier	—	— (a)	0.32%	0.10%	—	—
Service	—	0.19%	0.92%	0.60%	— (a)	— (a)
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

165	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.55%	$157,259	0.26%	3.06%	0.30%
1.00	1.38	154,048	0.26 (f)	1.53	0.31
1.00	0.01	38,272	0.13 (f)	0.01	0.32
1.00	0.31	60,879	0.25 (f)	0.38	0.31
1.00	1.20	112,747	0.26	1.20	0.34
1.00	1.26	127,136	0.26	1.25	0.33

1.00	1.58	1,080,908	0.21	3.11	0.25
1.00	1.43	836,112	0.21 (f)	1.37	0.26
1.00	0.02	879,357	0.12 (f)	0.02	0.27
1.00	0.35	834,116	0.20 (f)	0.38	0.26
1.00	1.25	1,688,150	0.21	1.24	0.29
1.00	1.31	2,003,502	0.21	1.30	0.28

1.00	1.38	50,169	0.59	2.74	0.61
1.00	1.07	36,619	0.57 (f)	1.16	0.62
1.00	0.01	24,236	0.13 (f)	0.01	0.63
1.00	0.22	43,853	0.35 (f)	0.16	0.62
1.00	0.87	35,473	0.59	0.84	0.66
1.00	0.93	15,899	0.59	0.92	0.65

1.00	1.46	278,606	0.44	2.90	0.45
1.00	1.20	156,828	0.44 (f)	1.51	0.46
1.00	0.01	37,902	0.13 (f)	0.01	0.47
1.00	0.23	69,237	0.35 (f)	0.28	0.47
1.00	1.01	135,261	0.45	1.00	0.50
1.00	1.07	129,260	0.45	1.06	0.48

1.00	1.15	6,788	1.05	2.27	1.05
1.00	0.75	8,796	0.86 (f)	0.62	1.06
1.00	0.01	19,679	0.13 (f)	0.01	1.06
1.00	0.16	28,684	0.44 (f)	0.21	1.06
1.00	0.41	68,493	1.05 (f)	0.48	1.09
1.00	0.47	256,953	1.05 (f)	0.46	1.08
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	166

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.01	$— (e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Service
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2019	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.14%	0.04%	—	—
Institutional Class	—	— (a)	0.12%	0.01%	—	—
Morgan	—	0.02%	0.49%	0.31%	—	—
Premier	—	0.01%	0.36%	0.18%	—	—
Service	—	0.21%	0.95%	0.68%	0.01%	0.01%
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

167	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.33%	$61,854	0.26%	2.62%	0.32%
1.00	1.29	78,257	0.26 (f)	1.78	0.32
1.00	0.02	2,527	0.12 (f)	0.01	0.37
1.00	0.23	21,715	0.22 (f)	0.24	0.33
1.00	1.11	24,892	0.26	0.87	0.35

1.00	1.36	298,772	0.21	2.68	0.27
1.00	1.34	183,670	0.21 (f)	1.69	0.28
1.00	0.03	87,260	0.09 (f)	0.02	0.32
1.00	0.25	156,740	0.20 (f)	0.30	0.28
1.00	1.15	287,724	0.21	1.03	0.30

1.00	1.16	8,093	0.59	2.29	0.64
1.00	0.98	8,762	0.57 (f)	1.26	0.68
1.00	0.02	3,744	0.10 (f)	0.01	0.69
1.00	0.17	7,122	0.28 (f)	0.12	0.63
1.00	0.77	2,447	0.59	0.70	0.69
1.00	0.86	1,591	0.59	0.85	0.72

1.00	1.23	174,910	0.45	2.43	0.47
1.00	1.10	181,845	0.44 (f)	1.26	0.49
1.00	0.02	126,122	0.09 (f)	0.01	0.52
1.00	0.19	101,991	0.27 (f)	0.20	0.48
1.00	0.91	233,249	0.45	0.87	0.50
1.00	1.00	259,463	0.45	0.97	0.52

1.00	0.93	5,257	1.05	1.83	1.07
1.00	0.66	6,519	0.84 (f)	0.59	1.09
1.00	0.02	9,622	0.10 (f)	0.01	1.12
1.00	0.12	12,065	0.37 (f)	0.16	1.08
1.00	0.32	28,405	1.05 (f)	0.37	1.10
1.00	0.41	118,146	1.04 (f)	0.37	1.12
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	168

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2023 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Reserve
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2019	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Service
Six Months Ended August 31, 2023 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2019	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Agency	—	— (a)	0.14%	0.01%	—	—
Institutional Class	—	—	0.09%	— (a)	—	—
Morgan	—	0.04%	0.46%	0.27%	—	—
Premier	—	— (a)	0.33%	0.11%	—	—
Reserve	—	0.06%	0.58%	0.35%	—	—
Service	—	0.20%	0.92%	0.63%	0.01%	0.01%
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

169	J.P. Morgan Money Market Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.51%	$294,804	0.26%	2.98%	0.29%
1.00	1.40	268,303	0.26 (f)	1.84	0.30
1.00	0.01	50,157	0.12 (f)	0.01	0.32
1.00	0.30	72,812	0.25 (f)	0.44	0.30
1.00	1.15	262,677	0.26	1.06	0.31

1.00	1.54	1,313,472	0.21	3.01	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (f)	0.02	0.27
1.00	0.34	532,580	0.21 (f)	0.41	0.25
1.00	1.20	1,625,406	0.21	1.09	0.26

1.00	1.34	53,182	0.59	2.66	0.62
1.00	1.10	50,655	0.55 (f)	1.08	0.63
1.00	0.01	50,015	0.13 (f)	0.01	0.65
1.00	0.23	59,934	0.32 (f)	0.20	0.64
1.00	0.82	62,178	0.59	0.84	0.63
1.00	0.89	132,127	0.59	0.88	0.66

1.00	1.42	468,051	0.44	2.79	0.44
1.00	1.22	492,280	0.44 (f)	1.68	0.45
1.00	0.01	97,415	0.12 (f)	0.01	0.47
1.00	0.25	91,945	0.34 (f)	0.38	0.45
1.00	0.96	742,781	0.45	0.95	0.47
1.00	1.03	769,285	0.45	1.03	0.49

1.00	1.29	266	0.70	2.44	0.70
1.00	1.01	1,975	0.64 (f)	1.01	0.71
1.00	0.01	2,142	0.12 (f)	0.01	0.72
1.00	0.21	1,498	0.34 (f)	0.20	0.70
1.00	0.70	1,122	0.70	0.71	0.72
1.00	0.78	1,569	0.70	0.75	0.74

1.00	1.12	1,007	1.04	2.17	1.04
1.00	0.78	1,846	0.85 (f)	0.71	1.06
1.00	0.01	2,551	0.13 (f)	0.01	1.07
1.00	0.18	3,729	0.41 (f)	0.21	1.11
1.00	0.36	8,363	1.05 (f)	0.45	1.08
1.00	0.43	36,537	1.04 (f)	0.43	1.09
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Money Market Funds	170

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, E*Trade(1), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, E*Trade, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(2), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, E*Trade(2), Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, E*Trade(2), Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	E*Trade Shares had no assets from the close of business on October 19, 2016.
(2)	E*Trade Shares had no assets from the close of business on September 21, 2016.
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

171	J.P. Morgan Money Market Funds	August 31, 2023

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Effective as of the close of business on April 27, 2023, all share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds.  The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach

August 31, 2023	J.P. Morgan Money Market Funds	172

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$76,479,809	$—	$76,479,809

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,185,077	$—	$1,185,077

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,900,855	$—	$2,900,855

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$50,160,454	$—	$50,160,454

(a)	Please refer to the SOI for specifics of portfolio holdings.

173	J.P. Morgan Money Market Funds	August 31, 2023

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$263,383,427	$—	$263,383,427

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$38,369,680	$—	$38,369,680

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$7,296,218	$—	$7,296,218

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$155,512,341	$—	$155,512,341

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,060,931	$—	$10,060,931

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,577,196	$—	$1,577,196

(a)	Please refer to the SOI for specifics of portfolio holdings.

August 31, 2023	J.P. Morgan Money Market Funds	174

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$550,278	$—	$550,278

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,160,292	$—	$2,160,292

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements — Prime Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2023, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2023 are detailed on the SOIs, if any.

175	J.P. Morgan Money Market Funds	August 31, 2023

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2023 are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$20	n/a	n/a	n/a	$48	$2	n/a	$1	n/a	n/a	n/a	n/a
Agency	44	$12	n/a	$30	102	9	$5	60	$6	$1	$1	$3
Agency SL	n/a	n/a	$32	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	423	20	n/a	86	1,242	120	n/a	520	n/a	n/a	n/a	n/a
E*Trade	n/a	n/a	n/a	n/a	2	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Empower	17	n/a	n/a	n/a	79	3	n/a	3	n/a	n/a	n/a	n/a
IM	107	15	n/a	n/a	89	— (a)	n/a	— (a)	n/a	n/a	n/a	n/a
Institutional Class	169	19	n/a	89	315	78	29	310	81	9	4	13
Investor	n/a	n/a	n/a	— (a)	22	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	115	n/a	n/a	67	78	23	11	54	4	2	— (a)	8
Premier	43	n/a	n/a	122	62	31	12	64	11	3	3	5
Reserve	14	n/a	n/a	— (a)	28	2	n/a	14	7	n/a	n/a	— (a)
Service	n/a	n/a	n/a	n/a	3	n/a	n/a	n/a	n/a	— (a)	— (a)	— (a)
Total	$952	$66	$32	$394	$2,070	$268	$57	$1,026	$109	$15	$8	$29

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and redesignation of dividends.

August 31, 2023	J.P. Morgan Money Market Funds	176

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
I. Recent Accounting Pronouncement — In July 2023, the SEC recently adopted changes to the rules that govern money market funds (the "Amendments"). Among other things, these Amendments will: (1) remove the discretion of an institutional or retail money market fund to impose a “redemption gate” that temporarily restricts redemptions when the fund’s portfolio liquidity falls below the required minimum; (2) remove the discretion of an institutional or retail money market fund to impose a “liquidity fee” when the fund’s portfolio liquidity falls below the required minimum, while preserving the discretion to impose the fee when it is in the best interests of the fund to do so (without regard to the fund’s portfolio liquidity level); (3) require an institutional money market fund to impose a mandatory liquidity fee when the fund’s net redemptions exceed certain levels (unless the fee is de minimis); and (4) increase the required minimum levels of daily and weekly liquid assets for all money market funds. The Amendments will be effective on October 2, 2023 with tiered compliance dates. Management is currently evaluating the Amendments and its impacts to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2023, the effective annualized rate was 0.04% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	n/a	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.60%	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.60	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.25	n/a
Federal Money Market Fund	n/a	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	0.25	n/a
Tax Free Money Market Fund	n/a	0.10	0.25	n/a
Municipal Money Market Fund	0.60	0.10	n/a	0.60
California Municipal Money Market Fund	0.60	0.10	n/a	0.60
New York Municipal Money Market Fund	0.60	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.

177	J.P. Morgan Money Market Funds	August 31, 2023

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	E*Trade	Empower	Institutional Class
Prime Money Market Fund	0.05%	0.15%	0.05%	n/a	0.05%	0.10%
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	n/a	0.10
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	0.30%	n/a	0.10
U.S. Government Money Market Fund	0.05	0.15	0.05	0.30	0.05	0.10
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Federal Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	n/a	0.05	0.10
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	n/a	0.10
Municipal Money Market Fund	n/a	0.15	n/a	0.30	n/a	0.10
California Municipal Money Market Fund	n/a	0.15	n/a	0.30	n/a	0.10
New York Municipal Money Market Fund	n/a	0.15	n/a	0.30	n/a	0.10

	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35%	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.35	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.35	0.30	0.30	n/a
Federal Money Market Fund	n/a	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	n/a	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	n/a	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2023	J.P. Morgan Money Market Funds	178

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements — The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	E*Trade	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	n/a	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	1.00%	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	1.00	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	n/a	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	1.00	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	1.00	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	1.00	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2023 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2024. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2023. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

179	J.P. Morgan Money Market Funds	August 31, 2023

For the six months ended August 31, 2023, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$11	$—	$2,332	$2,343	$8
Institutional Tax Free Money Market Fund	8	5	156	169	—
Securities Lending Money Market Fund	594	396	—	990	—
Liquid Assets Money Market Fund	5	—	1,932	1,937	—
U.S. Government Money Market Fund	31	—	7,363	7,394	—
U.S. Treasury Plus Money Market Fund	4	—	1,358	1,362	—
Federal Money Market Fund	—	—	553	553	—
100% U.S. Treasury Securities Money Market Fund	14	—	5,031	5,045	—
Tax Free Money Market Fund	—	—	894	894	—
Municipal Money Market Fund	14	9	181	204	—
California Municipal Money Market Fund	36	24	80	140	—
New York Municipal Money Market Fund	5	3	238	246	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2023 were as follows:

Federal Money Market Fund	$— (a)
100% U.S. Treasury Securities Money Market Fund	— (a)

(a)	Amount rounds to less than one thousand.
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2023 the amount of these reimbursements were as follows:

Prime Money Market Fund	$7
Institutional Tax Free Money Market Fund	1
Securities Lending Money Market Fund	1
Liquid Assets Money Market Fund	4
U.S. Government Money Market Fund	19
U.S. Treasury Plus Money Market Fund	3
Federal Money Market Fund	1
100% U.S. Treasury Securities Money Market Fund	10
Tax Free Money Market Fund	2
Municipal Money Market Fund	1
California Municipal Money Market Fund	1
New York Municipal Money Market Fund	1
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

August 31, 2023	J.P. Morgan Money Market Funds	180

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2023, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$369,052	$975,023	$—
Tax Free Money Market Fund	1,095,766	457,702	—
Municipal Money Market Fund	433,910	424,866	—
California Municipal Money Market Fund	100,853	35,311	—
New York Municipal Money Market Fund	507,220	613,900	—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the six months ended August 31, 2023 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$225
Agency	—	2,194
Capital	—	10,068
Empower	—	91
Institutional Class	—	7,758
Morgan	—	4,378
Premier	—	4,047
Reserve	4	5
	$4	$28,766
Institutional Tax Free Money Market Fund
Agency	$—	$81
Capital	—	81
Institutional Class	—	204
	$—	$366
Liquid Assets Money Market Fund
Agency	$—	$2,629
Capital	—	2,744
Institutional Class	—	4,674
Investor	—	7
Morgan	1,697	5,938
Premier	—	25,081
Reserve	31	37
	$1,728	$41,110

181	J.P. Morgan Money Market Funds	August 31, 2023

	Distribution	Service
U.S. Government Money Market Fund
Academy	$—	$2,073
Agency	—	8,990
Capital	—	38,637
E*Trade	664	332
Empower	—	2,359
Institutional Class	—	17,738
Investor	—	3,797
Morgan	2,731	9,562
Premier	—	13,496
Reserve	2,281	2,738
Service	894	447
	$6,570	$100,169
U.S. Treasury Plus Money Market Fund
Academy	$—	$39
Agency	—	1,499
Capital	—	4,138
Empower	—	116
Institutional Class	—	4,697
Investor	—	31
Morgan	1,038	3,634
Premier	—	5,784
Reserve	1,153	1,383
	$2,191	$21,321
Federal Money Market Fund
Agency	$—	$539
Institutional Class	—	2,076
Morgan	96	337
Premier	—	2,340
	$96	$5,292
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$41
Agency	—	6,384
Capital	—	17,124
Empower	—	98
Institutional Class	—	18,787
Morgan	1,715	6,001
Premier	—	14,083
Reserve	1,707	2,049
	$3,422	$64,567
Tax Free Money Market Fund
Agency	$—	$441
Institutional Class	—	4,137
Morgan	26	92
Premier	—	1,546
Reserve	902	1,082
	$928	$7,298

August 31, 2023	J.P. Morgan Money Market Funds	182

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Distribution	Service
Municipal Money Market Fund
Agency	$—	$98
Institutional Class	—	494
Morgan	21	75
Premier	—	337
Service	24	12
	$45	$1,016
California Municipal Money Market Fund
Agency	$—	$56
Institutional Class	—	144
Morgan	4	14
Premier	—	291
Service	17	9
	$21	$514
New York Municipal Money Market Fund
Agency	$—	$220
Institutional Class	—	635
Morgan	27	96
Premier	—	749
Reserve	1	1
Service	4	2
	$32	$1,703
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$76,478,081	$9,198	$7,470	$1,728
Institutional Tax Free Money Market Fund	1,185,173	—	96	(96)
Securities Lending Money Market Fund	2,900,599	453	197	256
Estimated tax cost and unrealized appreciation (depreciation) in value of investments for the Funds equals their book cost and unrealized appreciation (depreciation) in value of investments.
At February 28, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$4,267	$—
Securities Lending Money Market Fund	94	—
Liquid Assets Money Market Fund	38	—
U.S. Government Money Market Fund	55,548	1,159
U.S. Treasury Plus Money Market Fund	3,447	120
Federal Money Market Fund	73	1
100% U.S. Treasury Securities Money Market Fund	9,462	—

183	J.P. Morgan Money Market Funds	August 31, 2023

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2023, the Funds deferred to March 1, 2023 the following net capital losses (gains):
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Prime Money Market Fund	$1,935	$—
Securities Lending Money Market Fund	36	—
U.S. Government Money Market Fund	3,705	4
U.S. Treasury Plus Money Market Fund	—	1
New York Municipal Money Market Fund	1	—
During the year ended February 28, 2023, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Liquid Assets Money Market Fund	$37	$—
U.S. Government Money Market Fund	—	155
U.S. Treasury Plus Money Market Fund	—	48
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of August 31, 2023, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2023, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$29,586	72	$208
Interest earned as a result of lending money to another fund for the six months ended August 31, 2023, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2023.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

August 31, 2023	J.P. Morgan Money Market Funds	184

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
As of August 31, 2023, the following Funds had  individual shareholder and/or  omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	1	56.7%	—	— %
Institutional Tax Free Money Market Fund	1	87.1	—	—
Securities Lending Money Market Fund	—	—	1	100.0
Liquid Assets Money Market Fund	2	58.2	2	38.2
U.S. Government Money Market Fund	1	31.1	—	—
U.S. Treasury Plus Money Market Fund	1	34.5	1	14.3
Federal Money Market Fund	1	61.1	1	11.6
100% U.S. Treasury Securities Money Market Fund	1	58.2	—	—
Tax Free Money Market Fund	1	53.8	1	36.5
Municipal Money Market Fund	2	82.2	—	—
California Municipal Money Market Fund	1	67.6	—	—
New York Municipal Money Market Fund	1	90.8	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
London Interbank Offered Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.

185	J.P. Morgan Money Market Funds	August 31, 2023

The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility,  exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of August 31, 2023, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Liquid Assets Money Market Fund
France	15.1%	13.0%
8. Subsequent Events
Subsequent to August 31, 2023, JPMorgan California Municipal Money Market Fund had net redemptions of approximately $148 million which represented 26.95% of the Fund’s net assets as of August 31, 2023.
As approved by the Boards, the liquidation of E*Trade Shares of Liquid Assets Money Market Fund, U.S. Government Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund occurred on September 29, 2023.

August 31, 2023	J.P. Morgan Money Market Funds	186

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2023, and continued to hold your shares at the end of the reporting period, August 31, 2023.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Prime Money Market Fund
Academy
Actual	$1,000.00	$1,025.60	$0.87	0.17%
Hypothetical	1,000.00	1,024.28	0.87	0.17
Agency
Actual	1,000.00	1,025.20	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,025.70	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Empower
Actual	1,000.00	1,025.70	0.92	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
IM
Actual	1,000.00	1,025.90	0.66	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Institutional Class
Actual	1,000.00	1,025.50	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,024.00	2.44	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48
Premier
Actual	1,000.00	1,024.40	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
Reserve
Actual	1,000.00	1,023.00	3.56	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70

187	J.P. Morgan Money Market Funds	August 31, 2023

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Institutional Tax Free Money Market Fund
Agency
Actual	$1,000.00	$1,015.10	$1.32	0.26%
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,015.60	0.91	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
IM
Actual	1,000.00	1,015.60	0.76	0.15
Hypothetical	1,000.00	1,024.38	0.76	0.15
Institutional Class
Actual	1,000.00	1,015.30	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
JPMorgan Securities Lending Money Market Fund
Agency SL
Actual	1,000.00	1,026.30	0.31	0.06
Hypothetical	1,000.00	1,024.84	0.31	0.06
JPMorgan Liquid Assets Money Market Fund
Agency
Actual	1,000.00	1,025.30	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,025.70	0.92	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
Institutional Class
Actual	1,000.00	1,025.60	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,024.20	2.49	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49
Morgan
Actual	1,000.00	1,023.70	2.95	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58
Premier
Actual	1,000.00	1,024.40	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
Reserve
Actual	1,000.00	1,023.10	3.46	0.68
Hypothetical	1,000.00	1,021.72	3.46	0.68
JPMorgan U.S. Government Money Market Fund
Academy
Actual	1,000.00	1,025.00	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Agency
Actual	1,000.00	1,024.50	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,025.00	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
E*Trade
Actual	1,000.00	1,020.70	5.08	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00

August 31, 2023	J.P. Morgan Money Market Funds	188

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Government Money Market Fund (continued)
Empower
Actual	$1,000.00	$1,025.00	$0.87	0.17%
Hypothetical	1,000.00	1,024.28	0.87	0.17
IM
Actual	1,000.00	1,025.20	0.66	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Institutional Class
Actual	1,000.00	1,024.80	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,023.40	2.44	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48
Morgan
Actual	1,000.00	1,022.90	2.95	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58
Premier
Actual	1,000.00	1,023.60	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
Reserve
Actual	1,000.00	1,022.40	3.46	0.68
Hypothetical	1,000.00	1,021.72	3.46	0.68
Service
Actual	1,000.00	1,020.60	5.23	1.03
Hypothetical	1,000.00	1,019.96	5.23	1.03
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Actual	1,000.00	1,024.90	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Agency
Actual	1,000.00	1,024.50	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,024.90	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Empower
Actual	1,000.00	1,024.90	0.92	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
IM
Actual	1,000.00	1,025.10	0.66	0.13
Hypothetical	1,000.00	1,024.48	0.66	0.13
Institutional Class
Actual	1,000.00	1,024.70	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,023.30	2.44	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48
Morgan
Actual	1,000.00	1,022.80	2.95	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58
Premier
Actual	1,000.00	1,023.60	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43

189	J.P. Morgan Money Market Funds	August 31, 2023

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Reserve
Actual	$1,000.00	$1,022.30	$3.46	0.68%
Hypothetical	1,000.00	1,021.72	3.46	0.68
JPMorgan Federal Money Market Fund
Agency
Actual	1,000.00	1,024.40	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Institutional Class
Actual	1,000.00	1,024.60	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,022.70	3.00	0.59
Hypothetical	1,000.00	1,022.17	3.00	0.59
Premier
Actual	1,000.00	1,023.50	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Actual	1,000.00	1,024.40	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Agency
Actual	1,000.00	1,024.00	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,024.40	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
Empower
Actual	1,000.00	1,024.40	0.87	0.17
Hypothetical	1,000.00	1,024.28	0.87	0.17
IM
Actual	1,000.00	1,024.70	0.61	0.12
Hypothetical	1,000.00	1,024.53	0.61	0.12
Institutional Class
Actual	1,000.00	1,024.30	1.07	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,022.40	2.95	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58
Premier
Actual	1,000.00	1,023.10	2.19	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
Reserve
Actual	1,000.00	1,021.90	3.46	0.68
Hypothetical	1,000.00	1,021.72	3.46	0.68
JPMorgan Tax Free Money Market Fund
Agency
Actual	1,000.00	1,015.30	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Institutional Class
Actual	1,000.00	1,015.50	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21

August 31, 2023	J.P. Morgan Money Market Funds	190

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Tax Free Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,013.60	$2.99	0.59%
Hypothetical	1,000.00	1,022.17	3.00	0.59
Premier
Actual	1,000.00	1,014.40	2.18	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
Reserve
Actual	1,000.00	1,013.10	3.44	0.68
Hypothetical	1,000.00	1,021.72	3.46	0.68
JPMorgan Municipal Money Market Fund
Agency
Actual	1,000.00	1,015.50	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Institutional Class
Actual	1,000.00	1,015.80	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,013.80	2.99	0.59
Hypothetical	1,000.00	1,022.17	3.00	0.59
Premier
Actual	1,000.00	1,014.60	2.23	0.44
Hypothetical	1,000.00	1,022.92	2.24	0.44
Service
Actual	1,000.00	1,011.50	5.31	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05
JPMorgan California Municipal Money Market Fund
Agency
Actual	1,000.00	1,013.30	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Institutional Class
Actual	1,000.00	1,013.60	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,011.60	2.98	0.59
Hypothetical	1,000.00	1,022.17	3.00	0.59
Premier
Actual	1,000.00	1,012.30	2.28	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Service
Actual	1,000.00	1,009.30	5.30	1.05
Hypothetical	1,000.00	1,019.86	5.33	1.05
JPMorgan New York Municipal Money Market Fund
Agency
Actual	1,000.00	1,015.10	1.32	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Institutional Class
Actual	1,000.00	1,015.40	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Morgan
Actual	1,000.00	1,013.40	2.99	0.59
Hypothetical	1,000.00	1,022.17	3.00	0.59

191	J.P. Morgan Money Market Funds	August 31, 2023

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan New York Municipal Money Market Fund (continued)
Premier
Actual	$1,000.00	$1,014.20	$2.23	0.44%
Hypothetical	1,000.00	1,022.92	2.24	0.44
Reserve
Actual	1,000.00	1,012.90	3.54	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70
Service
Actual	1,000.00	1,011.20	5.26	1.04
Hypothetical	1,000.00	1,019.91	5.28	1.04

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

August 31, 2023	J.P. Morgan Money Market Funds	192

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements.  The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings June 20-21, 2023 and August 8-10, 2023, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 10, 2023.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser").  This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”).  The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements.  The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative.  The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
•   The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•  The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•  Information about the structure and distribution strategy for each Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•  The administration services provided by the Adviser in its role as Administrator;

193	J.P. Morgan Money Market Funds	August 31, 2023

•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund.  The Trustees reviewed and discussed this information.  The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively.  These fees were shown separately in the profitability analysis presented to the Trustees.  The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’
distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances).  The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints or revise the breakpoints on the administration fee schedule.  The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale.  The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses.  The Trustees further noted that the Adviser and JPMDS had previously implemented additional voluntary waivers in connection with a low interest rate environment. The Trustees informed management that they would continue to analyze potential economies of scale as the Funds increase in assets. The Trustees noted that the fees remain fair and reasonable relative to peer funds.  The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive

August 31, 2023	J.P. Morgan Money Market Funds	194

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
fees for the Funds.  The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements.  The Trustees also noted that the Adviser expects to make significant near-term investments to support the Funds in response to regulatory initiatives and industry developments that specifically impact the Funds’ operations.  The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets.  The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.  The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund, had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees.  In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year.  In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum.  The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review.  As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser.  The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for both the one- and three-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the

195	J.P. Morgan Money Market Funds	August 31, 2023

Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile of the Universe for both the one- and three-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.
The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the third, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for the Premier shares was in the fifth, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the California Municipal Money Market Fund’s performance for the Institutional shares was in the third quintile of the Universe for both the one- and three-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fifth, fifth and fourth quintiles of the Universe for the one-, three- and five- year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. They requested, however, that the Adviser provide additional Fund

August 31, 2023	J.P. Morgan Money Market Funds	196

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the New York Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for both the one- and three-year periods ended December 31, 2022.  The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  They requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”).  The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements.  The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that both the net advisory fee and actual total expenses for the Premier shares were in the second quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the third and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee for the Agency SL shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Agency SL shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for both the Institutional and Premier shares were in the second quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for both the Institutional and Premier shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

197	J.P. Morgan Money Market Funds	August 31, 2023

The Trustees noted that the Federal Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional and Premier shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for both the Institutional and Premier shares was in the fourth and fifth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for both the Institutional and Premier shares were in the second quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the fourth quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the second and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for the Premier shares was in the fourth quintiles of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the third and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the California Municipal Money Market Fund’s net advisory fee and actual total expenses were in the first and second quintiles of the Universe, respectively, for both the Institutional and Premier shares.  Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group.  After considering the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee and actual total expenses were in the fourth and third quintiles of the Universe, respectively, for both the Institutional and Premier shares.  Broadridge did not calculate quintile rankings for the Peer Group for this Fund due to the limited number of funds in the Peer Group.  After considering the factors identified above, the Trustees concluded that the advisory was fair and reasonable in light of the services provided to the Fund.

August 31, 2023	J.P. Morgan Money Market Funds	198

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s monthly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. August 2023.
SAN-MMKT-823

Semi-Annual Report
J.P. Morgan Income Funds
August 31, 2023  (Unaudited)
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Floating Rate Income Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Income Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Short Duration Core Plus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
October 19, 2023 (Unaudited)
Dear Shareholder,
The U.S. economy has continued to expand this year as financial markets have largely generated positive returns even as the U.S. Federal Reserve (the “Fed”) sought to further reduce inflation by raising interest rates. For the six months ended August 31, 2023, equities markets largely outperformed fixed income markets and the U.S. markets led developed market returns, which generally outperformed emerging markets.
“A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties.” — Brian S. Shlissel
While inflation in the U.S. had seemingly subsided since the beginning of 2023, pressures raised by geopolitical events have contributed to elevated global prices, particularly for energy  and food. The Fed responded to economic conditions this year by continuing to raise interest rates at its meetings in February, March and  May but then took a pause from an additional increase at its June 2023 meeting. The Fed then raised the benchmark fed funds discount rate by a quarter of a percentage point in July to 5.50%, then held steady in September.
Higher interest rates in the U.S. have been accompanied by slower economic growth, as gross domestic product edged downward to 2.1% in the second quarter of 2023 from 2.2% in the first quarter. However, estimates on certain key U.S. economic data this year have been revised upward and a surge in consumer spending and factory output during the summer has brightened the outlook for third quarter growth. Corporate earnings have generally remained strong and the U.S. unemployment rate has remained historically low, although it rose to 3.8% in August from 3.4% in March 2023.
The outlook for the U.S. economy appears brighter than many economists had forecasted at the beginning of the year, as some have prognosticated that the Fed appears to be at, or near, the end of its monetary tightening cycle. Notably, the Fed, the European Central Bank and the Bank of England, as well as certain other developed market central banks, have generally articulated a “higher-for-longer” policy stance, indicating they may not raise interest rates much further but they also do not currently expect to lower rates anytime soon.
Meanwhile, geopolitical events have sharply raised investor uncertainty. Conflicts in the Middle East may have unforeseen impacts on the global economy, while the war in Ukraine has been ongoing for more than 600 days with no clear end in sight.
A properly diversified portfolio together with a long-term approach may help investors weather economic and geopolitical uncertainties. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that meet their financial goals.
Sincerely,

Brian S. Shlissel
President - J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

August 31, 2023	J.P. Morgan Income Funds	1

J.P. Morgan Income Funds
MARKET OVERVIEW
SIX MONTHS ENDED August 31, 2023 (Unaudited)
While global bond markets largely generated positive returns for the six-month period, fixed-income investment generally underperformed equity amid rising interest rates and continued economic expansion. Within bond markets, differences between yields on U.S. Treasury bonds and other fixed income securities narrowed.
For the six months ended August 31, 2023, the Bloomberg U.S. Aggregate Index returned 0.95%, the Bloomberg U.S. High Yield Index returned 4.54% and the Bloomberg Emerging Markets Debt Index returned 2.34%.
Leading central banks continued to raise interest rates throughout the period as inflation remained elevated across most developed market economies. However, data showed inflation in the U.S. receding faster than most economists had expected in the first half of 2023, and spending by both consumers and businesses generally remained buoyant during the period. Aggregate corporate earnings were generally better than analysts expected.
Within fixed income markets, the positive economic data and expectation for further interest rate increases led to higher bond yields during the period, particularly for sovereign debt. By the end of August 2023, government bond yields in developed markets generally reached their highest levels since 2007. Broadly, high yield bonds (also known as junk bonds) outperformed investment grade bonds and lower-rated investment grade bonds generally outperformed higher quality bonds.
The period was bracketed by events that increased financial market volatility. In March 2023, the financials sector was roiled by the failures of Silicon Valley Bank and First Republic Bank in the U.S., and Credit Suisse Group AG in Switzerland. However, in each case government regulators moved to prevent further contagion within the banking industry. In early August 2023, Fitch Ratings Inc. downgraded U.S. sovereign debt, citing rising government spending and political uncertainty surrounding the ability of Congress to lift the U.S. debt ceiling.

2	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Core Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	0.78%
Bloomberg U.S. Aggregate Index	0.95%
Net Assets as of 8/31/2023 (In Thousands)	$40,077,774
Duration as of 8/31/2023	6.3 Years
INVESTMENT OBJECTIVE**
The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class I Shares underperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s longer overall duration and its overweight allocation to commercial mortgage-backed securities were leading detractors from performance. The Fund’s security selection in non-agency mortgage-backed securities and asset-backed securities were leading contributors to relative performance. Within corporate bonds, the Fund’s underweight position in regional banks also contributed to performance.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. Relative to the Benchmark, at the end of the period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and agency mortgage-backed securities.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	25.3%
Corporate Bonds	23.1
Mortgage-Backed Securities	21.5
Asset-Backed Securities	12.9
Commercial Mortgage-Backed Securities	5.8
Collateralized Mortgage Obligations	5.1
Others (each less than 1.0%)	1.5
Short-Term Investments	4.8

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Income Funds	3

JPMorgan Core Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge **		(3.26)%	(4.95)%	(0.14)%	0.99%
Without Sales Charge		0.55	(1.23)	0.63	1.38
CLASS C SHARES	March 22, 1999
With CDSC ***		(0.75)	(2.81)	0.04	0.88
Without CDSC		0.25	(1.81)	0.04	0.88
CLASS I SHARES	June 1, 1991	0.78	(0.89)	0.90	1.61
CLASS R2 SHARES	November 3, 2008	0.38	(1.58)	0.28	1.07
CLASS R3 SHARES	September 9, 2016	0.51	(1.31)	0.52	1.27
CLASS R4 SHARES	September 9, 2016	0.63	(1.09)	0.79	1.53
CLASS R5 SHARES	May 15, 2006	0.71	(0.93)	0.94	1.69
CLASS R6 SHARES	February 22, 2005	0.76	(0.82)	1.04	1.79

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Bond Fund and the Bloomberg U.S. Aggregate Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are
SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Core Plus Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	0.92%
Bloomberg U.S. Aggregate Index	0.95%
Net Assets as of 8/31/2023 (In Thousands)	$16,976,481
Duration as of 8/31/2023	6.4 Years
INVESTMENT OBJECTIVE**
The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class I Shares underperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s underweight position in agency mortgage-backed securities and investment grade corporate credit, and its security selection within out-of-Benchmark dollar-denominated emerging markets debt were leading detractors from performance.
The Fund’s overweight position in securitized credit and its out-of-Benchmark position in high yield corporate credit (also known as junk bonds) contributed to relative performance. The Fund’s longer duration relative to the Benchmark also contributed to relative performance as market interest rates fell early in the period. Generally, bonds of longer duration will experience a greater increase in price compared with shorter duration bonds when interest rates fall.
HOW WAS THE FUND POSITIONED?
The Fund continued to focus on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employed a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.
During the period, the Fund’s managers increased the Fund’s duration to 6.41 years at August 31, 2023 from 6.14 years at February 28, 2023.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	29.0%
Mortgage-Backed Securities	19.4
Asset-Backed Securities	16.0
U.S. Treasury Obligations	15.0
Commercial Mortgage-Backed Securities	9.8
Collateralized Mortgage Obligations	3.5
Others (each less than 1.0%)	1.6
Short-Term Investments	5.7

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Income Funds	5

JPMorgan Core Plus Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge **		(3.03)%	(4.84)%	(0.11)%	1.36%
Without Sales Charge		0.77	(1.11)	0.65	1.75
CLASS C SHARES	May 30, 2000
With CDSC ***		(0.42)	(2.60)	0.02	1.23
Without CDSC		0.58	(1.60)	0.02	1.23
CLASS I SHARES	March 5, 1993	0.92	(0.69)	0.94	2.01
CLASS R2 SHARES	November 3, 2008	0.57	(1.50)	0.25	1.36
CLASS R3 SHARES	September 9, 2016	0.70	(1.25)	0.50	1.60
CLASS R4 SHARES	September 9, 2016	0.83	(1.00)	0.73	1.86
CLASS R5 SHARES	September 9, 2016	0.91	(0.84)	0.91	1.99
CLASS R6 SHARES	February 22, 2005	0.96	(0.61)	1.01	2.12

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3, Class R4 and Class R5 Shares prior to their inception dates are based on the performance of Class I Shares. With respect to Class R3, Class R4 and Class R5 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg U.S. Aggregate Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are
SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Floating Rate Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	4.20%
Credit Suisse Leveraged Loan Index	5.56%
Bloomberg U.S. Aggregate Index	0.95%
Net Assets as of 8/31/2023 (In Thousands)	$293,872
Duration as of 8/31/2023	0.4 Years
INVESTMENT OBJECTIVE**
The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class I Shares underperformed the Credit Suisse Leveraged Loan Index (the “Loan Index”) and outperformed the Bloomberg U.S. Aggregate Index.
Relative to the Loan Index, the Fund’s security selection in the retailers and consumer cyclical services sectors were leading detractors from performance during the period. The Fund’s allocation to non-rated securities also detracted from relative performance.
The Fund’s security selection in the technology and diversified manufacturing sectors were leading contributors to the Fund’s relative performance.
Relative to the Bloomberg U.S. Aggregate Index, which does not hold loan assignments, the Fund’s allocation to loan assignments contributed to performance due to their floating rate functionality and shorter interest rate duration. Generally, bonds of shorter duration will experience a smaller decline in price relative to longer duration bonds when interest rates rise.
HOW WAS THE FUND POSITIONED?
Relative to the Loan Index during the period, the Fund was overweight in securities and loan assignments rated BB or higher and was underweight in securities and loan assignments rated single-B, CCC and lower. Additionally, the Fund was overweight in the diversified manufacturing, cable/satellite TV and the supermarkets sectors and was underweight in the technology, financial brokerage/asset managers and property & casualty insurers sectors.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Loan Assignments	81.7%
Corporate Bonds	7.8
Convertible Preferred Stocks	2.1
Common Stocks	1.3
Others (each less than 1.0%)	0.2
Short-Term Investments	6.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Income Funds	7

JPMorgan Floating Rate Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 1, 2011
With Sales Charge **		1.67%	5.36%	2.30%	2.31%
Without Sales Charge		4.06	7.84	2.77	2.70
CLASS C SHARES	June 1, 2011
With CDSC ***		2.69	6.20	2.24	2.29
Without CDSC		3.69	7.20	2.24	2.29
CLASS I SHARES	June 1, 2011	4.20	8.12	3.03	2.96
CLASS R6 SHARES	October 31, 2013	4.25	8.23	3.12	3.05

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index and the Bloomberg U.S. Aggregate Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the indices, if applicable. The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Government Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	0.26%
Bloomberg U.S. Government Bond Index	0.63%
Net Assets as of 8/31/2023 (In Thousands)	$1,851,796
Duration as of 8/31/2023	5.9 Years
INVESTMENT OBJECTIVE**
The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class I Shares underperformed the Bloomberg U.S. Government Bond Index (“Benchmark”).
Relative to the Benchmark, the Fund’s out-of-Benchmark allocation to agency mortgage-backed securities was a leading detractor from performance. The Fund’s shorter overall duration was a leading contributor to performance as interest rate rose during the period. Generally, bonds of shorter duration will experience a smaller decrease in price relative to longer duration bonds when interest rates rise.
HOW WAS THE FUND POSITIONED?
During the period, the portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	36.7%
Mortgage-Backed Securities	26.4
Collateralized Mortgage Obligations	20.2
Commercial Mortgage-Backed Securities	9.0
U.S. Government Agency Securities	3.3
Asset-Backed Securities	1.4
Short-Term Investments	3.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Income Funds	9

JPMorgan Government Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge **		(3.65)%	(5.98)%	(0.87)%	0.38%
Without Sales Charge		0.13	(2.32)	(0.11)	0.76
CLASS C SHARES	March 22, 1999
With CDSC ***		(1.12)	(3.83)	(0.70)	0.23
Without CDSC		(0.12)	(2.83)	(0.70)	0.23
CLASS I SHARES	February 8, 1993	0.26	(2.07)	0.14	1.03
CLASS R2 SHARES	November 3, 2008	(0.04)	(2.66)	(0.46)	0.45
CLASS R3 SHARES	September 9, 2016	0.08	(2.41)	(0.23)	0.66
CLASS R4 SHARES	September 9, 2016	0.21	(2.17)	0.02	0.91
CLASS R6 SHARES	August 1, 2016	0.33	(1.92)	0.27	1.12

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3, Class R4 and Class R6 Shares prior to their inception are based on the performance of Class I Shares, the original class offered. Prior performance of Class R3 and Class R4 Shares have been adjusted to reflect the differences in expenses between classes. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Government Bond Fund and the Bloomberg U.S. Government Bond Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. Morgan Income Funds	August 31, 2023

JPMorgan High Yield Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	3.64%
ICE BofAML US High Yield Constrained Index	4.59%
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index	4.55%
Net Assets as of 8/31/2023 (In Thousands)	$5,070,980
Duration as of 8/31/2023	3.1 Years
INVESTMENT OBJECTIVE**
The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class I Shares underperformed both the ICE BofA U.S. High Yield Constrained Index (the “Benchmark”) and the Bloomberg U.S. Corporate High Yield – 2% Issuer Capped Index.
Relative to the Benchmark, the Fund’s security selection in the aerospace/defense, wireline and retailers sub-sectors were leading detractors from performance, while the Fund’s security selection in the independent energy, pharmaceuticals and automotive sub-sectors were leading contributors to performance.
HOW WAS THE FUND POSITIONED?
Relative to the Benchmark, the Fund remained overweight in sub-sectors that the portfolio management team believed were less cyclical, including the cable/satellite TV and consumer products sub-sectors, and was overweight in the automotive sub-sector. The Fund was underweight in electric utilities, financial companies and the aerospace/defense sub-sectors. The Fund had a shorter overall duration than the Benchmark during the period, as the Fund’s portfolio managers sought securities that they believed had better relative value in the shorter end of the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. Generally, bonds of shorter duration will experience a smaller decline in price relative to longer duration bonds when interest rates rise or credit spreads widen, so are generally less volatile than longer duration bonds.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	87.6%
Loan Assignments	5.6
Common Stocks	1.7
U.S. Treasury Obligations	1.0
Others (each less than 1.0%)	1.8
Short-Term Investments	2.3

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Income Funds	11

JPMorgan High Yield Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge **		(0.49)%	1.59%	1.49%	2.97%
Without Sales Charge		3.37	5.49	2.26	3.37
CLASS C SHARES	March 22, 1999
With CDSC ***		2.10	3.94	1.76	2.93
Without CDSC		3.10	4.94	1.76	2.93
CLASS I SHARES	November 13, 1998	3.64	5.88	2.53	3.62
CLASS R2 SHARES	November 3, 2008	3.19	5.12	1.90	3.03
CLASS R3 SHARES	August 21, 2017	3.29	5.49	2.17	3.28
CLASS R4 SHARES	August 21, 2017	3.42	5.77	2.43	3.54
CLASS R5 SHARES	May 15, 2006	3.49	5.91	2.61	3.67
CLASS R6 SHARES	February 22, 2005	3.55	5.86	2.69	3.75

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns shown for Class R3 and Class R4 Shares prior to its inception are based on the performance of Class I Shares, the original class offered. With respect to Class R3 and Class R4 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Fund, the ICE BofA US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the ICE BofA US High Yield Constrained Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The ICE BofA US High Yield Constrained Index tracks the performance of US dollar denominated below investment grade debt securities publicly issued in the US domestic market. The performance of the Bloomberg U.S. Corporate High Yield — 2% Issuer Capped
Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	1.73%
Bloomberg U.S. Aggregate Index	0.95%
Net Assets as of 8/31/2023 (In Thousands)	$9,355,348
Duration as of 8/31/2023	3.9 Years
INVESTMENT OBJECTIVE**
The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund is flexible in its ability to invest in a wide variety of debt securities and financial instruments of any maturity and is not managed to a benchmark index. This allows the Fund to shift its allocations based on changing market conditions. For the six months ended August 31, 2023, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Index”).
Relative to the Index, the Fund’s out-of-Index allocation to non-agency mortgage-backed securities, commercial mortgage-backed securities, emerging markets debt and high yield corporate bonds (also known as junk bonds) contributed to relative performance. The Fund’s underweight allocation to investment grade corporate bonds was the leading detractor from relative performance. The Fund’s out-of-Index allocation to non-USD currency also detracted from relative performance.
During the period, the Fund’s Class I Shares distributed approximately $0.04 per share each month.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s adviser invested opportunistically among multiple debt markets and sectors that the adviser believed had a high potential to produce income. The Fund’s adviser sought to manage risk through exposure to debt markets that it believed to have low correlations to each other. During the period, the Fund’s adviser increased its allocations to agency mortgage-backed securities and asset-backed securities. The adviser decreased the Fund’s exposure to high yield corporate bonds and commercial mortgage-backed securities.
The Fund's duration decreased to 3.88 years at August 31, 2023 from 4.22 years at February 28, 2023.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	30.0%
Commercial Mortgage-Backed Securities	21.4
Asset-Backed Securities	19.4
Mortgage-Backed Securities	14.4
Collateralized Mortgage Obligations	9.4
Foreign Government Securities	3.1
Others (each less than 1.0%)	0.8
Short-Term Investments	1.5

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Income Funds	13

JPMorgan Income Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 2, 2014
With Sales Charge **		(2.20)%	(2.63)%	1.33%	2.26%
Without Sales Charge		1.59	1.14	2.10	2.68
CLASS C SHARES	June 2, 2014
With CDSC ***		0.30	(0.43)	1.54	2.19
Without CDSC		1.30	0.57	1.54	2.19
CLASS I SHARES	June 2, 2014	1.73	1.41	2.34	2.93
CLASS R6 SHARES	June 2, 2014	1.60	1.28	2.32	2.95

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
LIFE OF FUND PERFORMANCE (6/2/14 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The Fund commenced operations on June 2, 2014.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of JPMorgan Income Fund and the Bloomberg U.S. Aggregate Index from June 2, 2014 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Mortgage-Backed Securities Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	0.72%
Bloomberg U.S. MBS Index	0.38%
Net Assets as of 8/31/2023 (In Thousands)	$4,249,063
Duration as of 8/31/2023	6.0 Years
INVESTMENT OBJECTIVE**
The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class I Shares outperformed the Bloomberg U.S. MBS Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s security selection in both agency mortgage-backed securities, particularly in residential mortgages, and in non-agency mortgage-backed securities were leading contributors to performance. The Fund’s allocation to commercial mortgage-backed securities was a sole sector detractor from relative performance.
HOW WAS THE FUND POSITIONED?
The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Mortgage-Backed Securities	58.5%
Asset-Backed Securities	14.6
Collateralized Mortgage Obligations	11.8
Commercial Mortgage-Backed Securities	8.6
U.S. Treasury Obligations	5.6
Short-Term Investments	0.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Income Funds	15

JPMorgan Mortgage-Backed Securities Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge **		(3.10)%	(5.07)%	(0.20)%	1.08%
Without Sales Charge		0.67	(1.42)	0.57	1.46
CLASS C SHARES	July 2, 2012
With CDSC ***		(0.55)	(2.94)	0.06	1.06
Without CDSC		0.45	(1.94)	0.06	1.06
CLASS I SHARES	August 18, 2000	0.72	(1.30)	0.81	1.71
CLASS R6 SHARES	February 22, 2005	0.80	(1.15)	0.96	1.86

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mortgage-Backed Securities Fund and the Bloomberg U.S. MBS Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie
Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Short Duration Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	1.87%
Bloomberg 1–3 Year U.S. Government/Credit Bond Index	1.86%
Net Assets as of 8/31/2023 (In Thousands)	$6,460,968
Duration as of 8/31/2023	2.0 Years
INVESTMENT OBJECTIVE**
The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund’s Class I Shares outperformed the Bloomberg 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s security selection in corporate bonds and its out-of-Benchmark allocation to asset-backed securities and non-agency mortgage-backed securities were leading contributors to performance. The Fund’s longer overall duration and its out-of-Benchmark allocation to commercial mortgage-backed securities were leading detractors from relative performance. Generally, bonds of longer duration will experience a larger decrease in price compared with bonds of shorter duration as interest rates rise.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers focused on security selection and relative value, which seeks to take advantage of pricing discrepancies among individual securities or market sectors. The adviser used bottom-up research to construct, in its view, a portfolio of undervalued fixed income securities. The adviser employs a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.
During the period, the Fund had an underweight position in U.S. Treasury bonds, an overweight position in corporate bonds and out-of-Benchmark allocations to mortgage-backed securities and asset-backed securities.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	34.4%
Asset-Backed Securities	25.5
U.S. Treasury Obligations	16.9
Collateralized Mortgage Obligations	9.7
Mortgage-Backed Securities	7.8
Commercial Mortgage-Backed Securities	2.8
Short-Term Investments	2.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Income Funds	17

JPMorgan Short Duration Bond Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2023

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge **		(0.54)%	(0.33)%	0.91%	0.70%
Without Sales Charge		1.74	1.94	1.38	0.93
CLASS C SHARES	November 1, 2001
With CDSC ***		0.48	0.42	0.88	0.53
Without CDSC		1.48	1.42	0.88	0.53
CLASS I SHARES	September 4, 1990	1.87	2.10	1.63	1.17
CLASS R6 SHARES	February 22, 2005	1.90	2.16	1.72	1.35

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Bond Fund and the Bloomberg 1–3 Year U.S. Government/Credit Bond Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Short Duration Core Plus Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	1.85%
Bloomberg 1-5 Year Government/Credit Index	1.83%
Net Assets as of 8/31/2023 (In Thousands)	$3,955,877
Duration as of 8/31/2023	2.8 Years
INVESTMENT OBJECTIVE**
The JPMorgan Short Duration Core Plus Fund (the “Fund”) seeks total return, consistent with preservation of capital.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2023, the Fund outperformed the Bloomberg 1-5 Year Government/Credit Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s allocations to corporate bonds and asset-backed securities were leading contributors to performance. The Fund’s longer overall duration was a leading detractor from relative performance. Generally, bonds with longer duration will experience a larger decrease in price compared with shorter duration bonds when interest rates rise. The Fund’s allocations to mortgage-backed securities and commercial mortgage-backed securities also detracted from relative performance.
HOW WAS THE FUND POSITIONED?
The Fund’s adviser focused on security selection and relative value, which seeks to take advantage of pricing discrepancies between individual securities or market sectors. The adviser used bottom-up research to construct, in their view, a portfolio of undervalued fixed income securities. The managers employ a macro-economic analysis to determine asset allocation and positioning on the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.
Relative to the Benchmark during the period, the Fund had an underweight position in U.S. Treasury bonds and out-of-Benchmark allocations to mortgage-backed securities, asset-backed securities, high yield bonds (also known as junk bonds) and emerging markets debt. The Fund’s portfolio managers increased the Fund’s duration to 2.82 years at August 31, 2023 from 2.62 years at February 28, 2023.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2023	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	38.5%
Asset-Backed Securities	18.7
U.S. Treasury Obligations	14.5
Mortgage-Backed Securities	13.2
Commercial Mortgage-Backed Securities	7.5
Collateralized Mortgage Obligations	4.3
Others (each less than 1.0%)	1.4
Short-Term Investments	1.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2023	J.P. Morgan Income Funds	19

JPMorgan Short Duration Core Plus Fund
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 1, 2013
With Sales Charge **		(0.61)%	(0.23)%	0.93%	1.85%
Without Sales Charge		1.72	2.09	1.40	2.09
CLASS C SHARES	March 1, 2013
With CDSC ***		0.47	0.59	0.91	1.68
Without CDSC		1.47	1.59	0.91	1.68
CLASS I SHARES	March 1, 2013	1.85	2.35	1.65	2.34
CLASS R6 SHARES	March 1, 2013	1.88	2.41	1.72	2.44

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE  (8/31/13 TO 8/31/23)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The Fund commenced operations on March 1, 2013.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Core Plus Fund and the Bloomberg 1-5 Year Government/Credit Index from August 31, 2013 to August 31, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg 1-5 Year Government/Credit Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg 1-5 Year Government/Credit Index includes the Government and
Credit portions of the Barclays Aggregate for securities of 1-5 year maturities. The Government portion includes treasuries and agencies. The Credit portion includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 25.2%
U.S. Treasury Bonds
3.50%, 2/15/2039	134,436	123,571
4.25%, 5/15/2039	55,245	55,400
3.88%, 8/15/2040	54,475	51,711
1.88%, 2/15/2041	282,192	195,837
2.25%, 5/15/2041	207,900	153,188
1.75%, 8/15/2041	283,595	190,551
2.00%, 11/15/2041	114,825	80,346
2.38%, 2/15/2042	200,455	149,128
3.38%, 8/15/2042	50,000	43,389
2.75%, 11/15/2042	289,890	227,292
4.00%, 11/15/2042	70,000	66,415
3.13%, 2/15/2043	18,180	15,101
3.88%, 2/15/2043	3,905	3,634
3.88%, 5/15/2043	2,650	2,465
3.63%, 8/15/2043	113,140	101,123
3.75%, 11/15/2043	256,218	233,068
3.63%, 2/15/2044	154,280	137,623
3.00%, 11/15/2044	50,821	40,881
2.88%, 8/15/2045	4,490	3,513
2.50%, 2/15/2046	70,000	50,892
2.25%, 8/15/2046	179,932	123,942
3.00%, 2/15/2047	5,431	4,317
3.00%, 2/15/2048	78,220	62,090
3.13%, 5/15/2048	43,243	35,122
2.88%, 5/15/2049	12,946	10,035
2.25%, 8/15/2049	180,150	122,551
2.38%, 11/15/2049	98,830	69,115
2.00%, 2/15/2050	76,853	49,213
1.25%, 5/15/2050	4,667	2,439
1.38%, 8/15/2050	25,855	13,975
1.63%, 11/15/2050	76,730	44,384
1.88%, 2/15/2051	204,145	125,940
2.38%, 5/15/2051	166,815	115,943
2.00%, 8/15/2051	144,750	91,899
1.88%, 11/15/2051	200,075	122,937
2.25%, 2/15/2052	165,840	111,877
2.88%, 5/15/2052	131,125	101,791
3.00%, 8/15/2052	219,630	175,026
3.63%, 2/15/2053	40,000	36,038
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,059	3,006
3.63%, 4/15/2028	17,102	18,217
2.50%, 1/15/2029	5,098	5,213
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Notes
2.13%, 9/30/2024	25,000	24,158
2.25%, 11/15/2024	3,021	2,915
2.00%, 2/15/2025	155,000	148,267
2.88%, 4/30/2025	4,925	4,757
2.13%, 5/15/2025	105,395	100,475
2.88%, 5/31/2025	40,158	38,746
2.00%, 8/15/2025	141,304	133,764
2.25%, 11/15/2025	110,049	104,259
4.00%, 12/15/2025	195,000	191,847
0.38%, 1/31/2026	45,675	41,223
0.50%, 2/28/2026	403,160	364,009
2.50%, 2/28/2026	12,550	11,915
0.75%, 4/30/2026	15,670	14,172
4.13%, 6/15/2026	20,000	19,769
0.88%, 6/30/2026	248,957	225,044
0.88%, 9/30/2026	237,283	212,934
2.00%, 11/15/2026	10,000	9,258
1.75%, 12/31/2026	64,262	58,905
1.50%, 1/31/2027	5,196	4,713
2.63%, 5/31/2027	200,000	187,734
2.75%, 7/31/2027	113,240	106,600
3.13%, 8/31/2027	111,315	106,219
0.38%, 9/30/2027	31,575	26,915
4.13%, 10/31/2027	318,905	315,928
1.25%, 3/31/2028	160,035	139,862
1.25%, 4/30/2028	85,520	74,583
2.88%, 5/15/2028	7,030	6,607
1.25%, 6/30/2028	782,088	679,500
1.00%, 7/31/2028	225,000	192,551
1.75%, 1/31/2029	48,420	42,576
1.88%, 2/28/2029	218,300	193,033
2.88%, 4/30/2029	704,175	655,405
3.25%, 6/30/2029	270,000	256,057
3.13%, 8/31/2029	109,865	103,406
3.88%, 9/30/2029	175,000	171,493
4.00%, 10/31/2029	113,000	111,486
1.63%, 5/15/2031	23,990	20,094
1.25%, 8/15/2031	115,000	92,863
1.38%, 11/15/2031	78,783	63,848
1.88%, 2/15/2032	412,700	346,878
2.88%, 5/15/2032	116,650	106,010
2.75%, 8/15/2032	171,000	153,493
4.13%, 11/15/2032	21,000	20,990
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	21

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury STRIPS Bonds
2.37%, 2/15/2024 (a)	92,209	90,033
3.12%, 5/15/2024 (a)	67,278	64,861
3.35%, 8/15/2024 (a)	51,591	49,093
8.63%, 11/15/2024 (a)	3,200	3,009
7.29%, 2/15/2025 (a)	6,601	6,138
5.68%, 2/15/2026 (a)	6,700	5,980
5.88%, 5/15/2026 (a)	24,999	22,100
0.69%, 11/15/2026 (a)	10,990	9,535
1.38%, 11/15/2027 (a)	50,000	41,709
1.68%, 8/15/2029 (a)	100,000	77,770
1.84%, 11/15/2030 (a)	100,000	73,912
4.85%, 5/15/2032 (a)	113,297	78,506
3.66%, 8/15/2032 (a)	149,800	102,657
4.05%, 11/15/2032 (a)	122,788	83,153
4.21%, 2/15/2033 (a)	36,300	24,319
4.39%, 5/15/2033 (a)	108,105	71,596
6.24%, 8/15/2033 (a)	24,963	16,341
7.07%, 11/15/2033 (a)	33,709	21,820
Total U.S. Treasury Obligations (Cost $11,735,262)		10,097,991
Corporate Bonds — 23.1%
Aerospace & Defense — 0.5%
Airbus SE (France) 3.95%, 4/10/2047 (b)	1,046	872
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	5,000	4,889
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	11,704
5.80%, 10/11/2041 (b)	2,500	2,487
3.00%, 9/15/2050 (b)	5,645	3,699
Boeing Co. (The)
4.88%, 5/1/2025	9,325	9,196
2.75%, 2/1/2026	10,982	10,306
2.20%, 2/4/2026	22,360	20,627
3.10%, 5/1/2026	9,560	9,005
5.04%, 5/1/2027	9,155	9,054
5.15%, 5/1/2030	14,590	14,354
3.60%, 5/1/2034	5,076	4,296
5.71%, 5/1/2040	12,565	12,216
5.81%, 5/1/2050	14,000	13,620
L3Harris Technologies, Inc.
5.40%, 7/31/2033	11,863	11,883
4.85%, 4/27/2035	1,918	1,806
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
Leidos, Inc.
2.30%, 2/15/2031	8,020	6,352
5.75%, 3/15/2033	8,600	8,546
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,469
RTX Corp.
3.20%, 3/15/2024	2,992	2,952
5.15%, 2/27/2033	11,955	11,819
4.50%, 6/1/2042	13,927	12,146
4.15%, 5/15/2045	7,861	6,396
3.75%, 11/1/2046	7,060	5,372
4.35%, 4/15/2047	4,020	3,382
2.82%, 9/1/2051	10,000	6,252
3.03%, 3/15/2052	3,840	2,525
		218,225
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	3,330	2,596
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	8,870	8,181
1.30%, 1/8/2026 (b)	7,365	6,666
1.50%, 6/15/2026 (b)	17,530	15,680
2.38%, 10/15/2027 (b)	9,020	7,903
1.80%, 1/10/2028 (b)	12,950	10,964
Mercedes-Benz Finance North America LLC (Germany) 3.30%, 5/19/2025 (b)	1,200	1,159
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	12,937	10,139
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	6,615	5,700
		66,392
Banks — 5.3%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	15,800	13,324
AIB Group plc (Ireland)
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (b) (c)	1,670	1,645
(SOFR + 3.46%), 7.58%, 10/14/2026 (b) (c)	21,112	21,626
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (b)	2,000	1,847
5.36%, 8/14/2028 (b)	20,760	20,686
2.55%, 2/13/2030 (b)	3,050	2,566
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b) (d)	1,834	1,763
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (b) (c)	4,560	4,237
Banco Santander SA (Spain)
5.15%, 8/18/2025	3,600	3,541
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	6,400	5,625
5.59%, 8/8/2028	49,600	49,156
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.23%, 11/22/2032 (c)	13,400	10,546
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.07%), 3.37%, 1/23/2026 (c)	5,215	5,029
4.25%, 10/22/2026	6,055	5,815
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	21,849	21,562
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	6,250	5,647
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	9,615	8,603
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	10,025	9,384
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	26,190	25,140
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (c)	29,628	27,577
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	49,969	45,822
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	7,135	6,668
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	34,400	33,880
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	19,095	16,292
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	22,915	18,749
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	19,870	15,927
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	35,000	34,153
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	54,117	37,265
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	9,769	9,746
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	34,388	30,255
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of Montreal (Canada)
5.30%, 6/5/2026	11,390	11,351
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c) (d)	5,021	4,445
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	26,370	25,528
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (b)	27,675	27,759
1.60%, 10/4/2026 (b)	23,810	21,076
5.79%, 7/13/2028 (b)	24,190	24,297
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (c)	8,500	8,422
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	10,428	8,144
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	12,126	11,329
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	4,819	4,333
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (b) (c)	2,500	2,463
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	5,062	4,235
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	12,958	10,561
BPCE SA (France)
4.63%, 7/11/2024 (b)	11,600	11,395
1.00%, 1/20/2026 (b)	20,500	18,377
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	11,406	10,367
3.38%, 12/2/2026	4,230	3,938
(SOFR + 2.10%), 5.97%, 1/18/2027 (b) (c)	17,265	17,178
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	15,245	11,781
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (c)	26,000	20,100
Canadian Imperial Bank of Commerce (Canada) 3.60%, 4/7/2032	8,000	7,125
Citigroup, Inc.
4.40%, 6/10/2025	13,411	13,077
4.30%, 11/20/2026	6,200	5,957
4.45%, 9/29/2027	1,491	1,425
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	12,240	11,563
6.63%, 1/15/2028	3,363	3,546
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	41,323	38,429
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	11,100	10,244
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	23

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	6,399	6,000
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	17,190	13,641
(SOFR + 2.66%), 6.17%, 5/25/2034 (c)	8,441	8,412
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (c)	3,330	2,735
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	1,901	1,306
5.30%, 5/6/2044	698	635
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b) (d)	4,795	3,260
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	6,883
3.75%, 7/21/2026	8,564	8,037
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (c)	12,800	11,883
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	4,405	4,269
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	15,810	14,717
5.59%, 7/5/2026 (b)	12,885	12,881
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	8,688	7,787
5.51%, 7/5/2033 (b)	9,805	9,762
2.81%, 1/11/2041 (b)	9,880	6,428
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (b) (c)	4,516	4,272
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (c)	13,430	13,436
Discover Bank 4.25%, 3/13/2026	8,109	7,710
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	22,075	19,158
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	2,400	2,235
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	4,932	4,757
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	5,100	4,531
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (c)	17,888	16,800
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	22,229
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	13,465	11,280
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	16,211
7.63%, 5/17/2032	4,950	5,242
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	13,085	10,413
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 2.39%), 6.25%, 3/9/2034 (c)	12,000	12,131
6.10%, 1/14/2042	3,835	4,014
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,440
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	8,840	7,949
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	3,780	3,262
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	4,700	4,525
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	15,180	14,587
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	12,150	10,838
4.38%, 3/22/2028	6,745	6,392
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	18,495	18,353
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	17,660	15,744
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	14,590	12,937
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.24%, 4/19/2029 (c)	7,475	7,383
2.05%, 7/17/2030	23,420	18,843
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.44%, 2/22/2034 (c)	15,910	15,745
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.41%, 4/19/2034 (c)	15,000	14,784
3.75%, 7/18/2039	10,875	8,992
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (b) (d)	5,440	5,382
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (c)	13,350	12,482
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	16,739	14,815
3.17%, 9/11/2027	4,000	3,664
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	20,000	20,032
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	9,553
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	26,000	25,764
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (b) (d)	10,430	8,128
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (c) (d)	16,395	14,180
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	5,845	5,779
4.80%, 4/5/2026	11,867	11,554
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	8,000	8,237
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	2,715	2,699
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	5,794	5,522
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (c)	4,480	4,443
(ICE LIBOR USD 3 Month + 1.87%), 4.45%, 5/8/2030 (c)	6,946	6,373
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.02%, 3/2/2034 (c)	14,835	14,767
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	31,620	27,926
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	16,730	16,582
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	35,774	36,223
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	14,830	13,053
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	45,000	45,354
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	7,200	7,150
4.25%, 4/14/2025 (b)	20,735	19,985
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (b) (c)	5,000	4,704
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	8,995	8,060
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (b) (c)	20,000	20,094
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	7,650	6,786
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (b) (c)	20,000	20,142
3.00%, 1/22/2030 (b)	6,844	5,716
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	31,110	24,482
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (c)	5,900	3,932
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (c)	9,000	8,568
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	30,497	27,293
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (b) (c)	23,375	23,424
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (c)	2,000	1,821
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (b) (d)	1,246	1,232
2.63%, 7/14/2026	6,102	5,633
3.01%, 10/19/2026	2,517	2,335
5.52%, 1/13/2028	23,065	23,056
3.04%, 7/16/2029	25,422	22,200
5.71%, 1/13/2030	23,065	23,191
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	40,820	40,910
5.52%, 7/17/2028	15,305	15,381
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	17,075	17,063
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	12,630	11,847
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	25

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	14,000	12,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	10,885	9,669
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	15,000	13,805
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (b) (c)	5,000	4,814
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,801
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	48,610	48,409
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	16,715	16,495
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,119	7,959
5.38%, 11/2/2043	2,755	2,537
4.65%, 11/4/2044	11,097	9,180
4.40%, 6/14/2046	4,816	3,818
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	2,800	2,369
Wells Fargo Bank NA
5.45%, 8/7/2026	50,000	50,158
5.85%, 2/1/2037	1,720	1,716
Westpac Banking Corp. (Australia)
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c) (d)	5,855	5,468
3.13%, 11/18/2041 (d)	11,364	7,420
		2,135,325
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	20,872
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,326
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	12,287
4.44%, 10/6/2048	28,858	25,283
5.80%, 1/23/2059	605	634
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	5,933	5,148
1.85%, 9/1/2032	11,205	8,576
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	4,793
4.50%, 5/9/2047	3,680	3,069
5.25%, 11/15/2048	3,091	2,888
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — continued
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	13,500	11,969
Molson Coors Beverage Co. 4.20%, 7/15/2046	20,196	16,005
		112,850
Biotechnology — 0.5%
AbbVie, Inc.
3.85%, 6/15/2024	3,041	2,997
3.20%, 11/21/2029	27,601	24,878
4.55%, 3/15/2035	3,881	3,671
4.50%, 5/14/2035	15,614	14,689
4.05%, 11/21/2039	33,708	28,892
4.63%, 10/1/2042	9,850	8,741
4.40%, 11/6/2042	12,902	11,272
4.75%, 3/15/2045	7,000	6,288
4.45%, 5/14/2046	2,145	1,855
4.25%, 11/21/2049	10,194	8,585
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,259
5.25%, 3/2/2033	25,060	24,930
3.15%, 2/21/2040	5,870	4,379
5.60%, 3/2/2043	15,346	15,058
4.66%, 6/15/2051	17,300	14,920
5.75%, 3/2/2063	7,500	7,407
Baxalta, Inc. 5.25%, 6/23/2045	327	307
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	7,363
2.60%, 10/1/2040	11,110	7,762
		211,253
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	8,495
3.95%, 4/13/2052	27,400	22,856
3.25%, 5/12/2061	7,000	4,861
		36,212
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	4,602
6.50%, 8/15/2032	10,095	10,293
4.50%, 5/15/2047	3,130	2,447
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,399
		27,741
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 1.9%
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	2,431
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,423
4.85%, 3/29/2029	5,160	4,936
4.70%, 9/20/2047	1,075	883
Charles Schwab Corp. (The)
3.20%, 3/2/2027	5,710	5,285
3.20%, 1/25/2028	1,270	1,157
Credit Suisse AG (Switzerland)
0.50%, 2/2/2024	13,822	13,485
3.63%, 9/9/2024	25,106	24,421
7.95%, 1/9/2025	5,755	5,867
2.95%, 4/9/2025	11,750	11,155
1.25%, 8/7/2026	19,107	16,739
7.50%, 2/15/2028	3,598	3,848
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	26,205	26,164
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	13,585	12,325
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	14,135	14,346
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	5,675	5,746
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	15,977	12,709
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,284
Goldman Sachs Group, Inc. (The)
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (c)	13,398	12,993
4.25%, 10/21/2025	10,573	10,260
(SOFR + 1.08%), 5.80%, 8/10/2026 (c)	23,250	23,178
3.50%, 11/16/2026	18,000	16,919
3.85%, 1/26/2027	18,677	17,726
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	32,000	28,693
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	14,889	13,250
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	15,385	14,385
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	47,377	44,352
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	9,467
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	12,855	10,161
6.75%, 10/1/2037	1,435	1,521
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	4,600	3,825
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (c)	16,126	13,970
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	721
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	5,469	4,026
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,805
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	8,095	6,186
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (b)	22,160	22,162
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	6,735	6,041
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (c)	22,700	22,121
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	17,658	16,642
4.35%, 9/8/2026	1,640	1,579
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	5,806	5,238
3.59%, 7/22/2028 (e)	13,333	12,335
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	7,397	6,861
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	19,325	18,941
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	12,760	12,515
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	13,630	13,550
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	17,528	16,645
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	8,613
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	28,395	27,581
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	9,295	9,139
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	10,600	9,333
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	9,350	6,887
Nasdaq, Inc. 5.55%, 2/15/2034	8,860	8,845
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	11,361
2.68%, 7/16/2030	12,180	9,875
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	2,762	2,467
S&P Global, Inc. 2.90%, 3/1/2032	13,602	11,650
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (c)	9,010	8,549
UBS Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	33,167	31,980
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	9,320	8,681
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	24,200	21,515
4.28%, 1/9/2028 (b)	17,816	16,666
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	27

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (c)	2,991	2,750
(SOFR + 3.92%), 6.54%, 8/12/2033 (b) (c)	10,000	10,386
		763,550
Chemicals — 0.2%
Albemarle Corp.
5.05%, 6/1/2032	4,336	4,082
5.45%, 12/1/2044	3,800	3,457
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,370
4.95%, 6/1/2043	16,825	14,221
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	243
DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	12,077
International Flavors & Fragrances, Inc.
2.30%, 11/1/2030 (b)	12,621	9,793
3.27%, 11/15/2040 (b)	7,650	5,089
5.00%, 9/26/2048	4,346	3,452
LYB International Finance BV 4.88%, 3/15/2044	3,223	2,730
LYB International Finance III LLC 4.20%, 10/15/2049	4,468	3,322
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,662
5.25%, 1/15/2045	4,729	4,249
5.00%, 4/1/2049	4,150	3,612
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,074
		78,433
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,385
Republic Services, Inc. 5.00%, 4/1/2034	8,470	8,318
		10,703
Construction & Engineering — 0.0% ^
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,048	867
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	13,638
3.05%, 10/1/2041	3,330	2,257
		16,762
Construction Materials — 0.0% ^
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	2,811	2,725
5.13%, 5/18/2045 (b)	6,052	5,386
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction Materials — continued
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	5,785	5,427
3.20%, 7/15/2051	4,840	3,247
		16,785
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	6,093	6,090
1.15%, 10/29/2023	15,795	15,674
4.88%, 1/16/2024	4,135	4,114
1.65%, 10/29/2024	840	799
6.50%, 7/15/2025	13,141	13,204
4.45%, 10/1/2025	4,342	4,204
1.75%, 1/30/2026	8,311	7,520
4.45%, 4/3/2026	5,633	5,427
3.00%, 10/29/2028	12,605	10,923
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (b)	9,770	9,754
5.25%, 5/15/2024 (b)	7,708	7,609
3.95%, 7/1/2024 (b)	16,176	15,778
2.88%, 2/15/2025 (b)	33,120	31,250
5.50%, 1/15/2026 (b)	33,000	32,127
2.13%, 2/21/2026 (b)	28,294	25,423
4.25%, 4/15/2026 (b)	12,901	12,166
4.38%, 5/1/2026 (b)	5,010	4,723
2.53%, 11/18/2027 (b)	110,463	94,300
Capital One Financial Corp.
4.20%, 10/29/2025	3,000	2,883
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	2,798	2,453
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	29,565	29,549
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	16,445	12,527
General Motors Financial Co., Inc.
1.20%, 10/15/2024	12,395	11,751
1.25%, 1/8/2026	24,223	21,791
2.35%, 1/8/2031	10,244	7,957
2.70%, 6/10/2031	22,045	17,380
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,077
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (b)	23,761	23,602
		440,055
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	9,070	7,114
2.50%, 2/10/2041 (b)	9,243	5,978
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Alimentation Couche-Tard, Inc. (Canada)
3.55%, 7/26/2027 (b)	7,435	6,946
3.44%, 5/13/2041 (b)	10,460	7,301
3.63%, 5/13/2051 (b)	10,500	6,915
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	4,134	4,291
5.93%, 1/10/2034 (b)	4,091	3,852
Series 2013, 4.70%, 1/10/2036 (b)	8,141	7,495
Series 2014, 4.16%, 8/11/2036 (b)	1,070	930
Kroger Co. (The)
5.40%, 7/15/2040	829	778
5.00%, 4/15/2042	9,000	8,034
3.88%, 10/15/2046	11,000	8,200
		67,834
Containers & Packaging — 0.0% ^
WRKCo, Inc.
3.00%, 9/15/2024	920	891
3.75%, 3/15/2025	7,570	7,342
3.90%, 6/1/2028	2,870	2,663
		10,896
Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	6,910
Clark University 3.32%, 7/1/2052	7,000	4,852
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,388
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,397
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,475
		29,022
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	4,681
Safehold GL Holdings LLC
2.80%, 6/15/2031	12,000	9,242
2.85%, 1/15/2032	2,972	2,262
Simon Property Group LP 3.25%, 9/13/2049	12,865	8,406
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,160
4.25%, 10/1/2026	4,970	4,776
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified REITs — continued
2.45%, 2/1/2032	10,980	8,550
2.25%, 4/1/2033	12,000	8,914
		51,991
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,023
2.75%, 6/1/2031	18,585	15,354
2.25%, 2/1/2032	26,520	20,691
3.50%, 6/1/2041	35,836	26,283
3.65%, 6/1/2051	16,997	11,658
3.55%, 9/15/2055	25,312	16,520
3.80%, 12/1/2057	4,454	3,004
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	4,657	3,394
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	2,087	1,869
Sprint Capital Corp. 6.88%, 11/15/2028	11,302	11,939
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	9,130	7,550
Verizon Communications, Inc.
4.13%, 3/16/2027	1,711	1,648
2.10%, 3/22/2028	6,005	5,248
4.33%, 9/21/2028	11,983	11,477
1.68%, 10/30/2030	2,840	2,220
2.65%, 11/20/2040	27,316	18,240
3.40%, 3/22/2041	7,000	5,198
3.55%, 3/22/2051	15,025	10,531
3.70%, 3/22/2061	6,890	4,694
		180,541
Electric Utilities — 2.1%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,776
3.15%, 9/15/2049	2,680	1,826
5.40%, 3/15/2053	4,030	4,000
Alabama Power Co.
6.13%, 5/15/2038	1,904	1,996
6.00%, 3/1/2039	769	793
4.10%, 1/15/2042	923	742
American Electric Power Co., Inc. 5.63%, 3/1/2033	18,285	18,313
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	3,901
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,701
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	29

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,417
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,749
3.20%, 9/15/2049	8,020	5,429
2.90%, 6/15/2050	7,770	4,981
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	855
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	10,098
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,575
5.95%, 12/15/2036	840	830
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,719
DTE Electric Co.
2.95%, 3/1/2050	8,800	5,839
5.40%, 4/1/2053	1,865	1,855
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,228	1,039
5.40%, 1/15/2054	9,705	9,515
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,279
3.75%, 9/1/2046	16,415	12,013
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,045
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,362
Series YYY, 3.25%, 10/1/2049	6,895	4,696
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,427
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,554
4.10%, 3/15/2043	1,569	1,278
4.15%, 12/1/2044	2,258	1,843
3.70%, 10/15/2046	1,616	1,207
2.90%, 8/15/2051	9,495	6,041
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	3,897
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,253
2.78%, 1/7/2032 (b)	6,275	4,842
Edison International
5.75%, 6/15/2027	2,000	2,004
4.13%, 3/15/2028	6,730	6,294
5.25%, 11/15/2028	15,800	15,425
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	7,467
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	4,095
6.00%, 10/7/2039 (b)	897	859
Entergy Arkansas LLC 2.65%, 6/15/2051	8,425	5,029
Entergy Corp. 2.95%, 9/1/2026	2,469	2,294
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,565
3.25%, 4/1/2028	1,551	1,423
3.05%, 6/1/2031	4,606	3,952
4.00%, 3/15/2033	3,430	3,077
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,512
Evergy Metro, Inc. 5.30%, 10/1/2041	8,968	8,612
Evergy, Inc. 2.90%, 9/15/2029	14,800	12,877
Exelon Corp.
3.40%, 4/15/2026	1,177	1,120
5.30%, 3/15/2033	13,000	12,835
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	51,620	47,204
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (b)	8,353	7,572
4.55%, 4/1/2049 (b)	830	671
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,440
5.30%, 4/1/2053	9,410	9,325
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	11,487
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	2,642	2,688
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	6,820	5,829
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	6,154	5,967
6.15%, 6/1/2037	1,740	1,778
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	3,604
Metropolitan Edison Co. 5.20%, 4/1/2028 (b)	2,400	2,370
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	12,530	11,869
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	742
5.38%, 9/15/2040	1,287	1,231
5.45%, 5/15/2041	3,354	3,176
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	2,310
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	10,380	10,405
3.55%, 5/1/2027	2,239	2,110
5.25%, 2/28/2053	11,030	10,213
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	3,051	2,959
Northern States Power Co. 5.10%, 5/15/2053	15,470	14,624
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	8,422	7,652
2.45%, 12/2/2027 (b)	13,055	11,082
Ohio Edison Co. 6.88%, 7/15/2036	780	847
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	1,076	1,108
4.95%, 9/15/2052 (b)	19,830	18,394
Pacific Gas and Electric Co.
1.70%, 11/15/2023	4,825	4,780
3.25%, 2/16/2024	26,475	26,140
3.45%, 7/1/2025	8,635	8,197
2.95%, 3/1/2026	5,955	5,494
3.75%, 7/1/2028	7,665	6,893
6.10%, 1/15/2029	28,870	28,531
6.40%, 6/15/2033	28,090	27,707
4.45%, 4/15/2042	3,200	2,369
3.75%, 8/15/2042 (f)	2,882	1,926
4.30%, 3/15/2045	4,900	3,427
4.00%, 12/1/2046	5,000	3,308
PacifiCorp
4.15%, 2/15/2050	2,300	1,687
5.50%, 5/15/2054	1,226	1,086
PECO Energy Co. 2.80%, 6/15/2050	6,430	4,071
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,429
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	3,740
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	8,670	8,692
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	9,809
Series A-4, 5.21%, 12/1/2047	9,600	9,246
Series A-5, 5.10%, 6/1/2052	15,355	14,818
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,292
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,773
5.25%, 5/15/2053	14,285	13,874
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,811
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Public Service Co. of Colorado
3.55%, 6/15/2046	1,175	815
5.25%, 4/1/2053	10,460	9,659
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,555
Series G, 6.63%, 11/15/2037	3,901	4,101
Series K, 3.15%, 8/15/2051	12,330	8,054
Public Service Electric and Gas Co.
3.00%, 5/15/2025	6,334	6,095
5.38%, 11/1/2039	1,021	969
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	6,615
Series A-1, 4.70%, 6/15/2040	18,085	17,482
Series A-3, 2.51%, 11/15/2043	7,950	5,100
Series A-2, 5.11%, 12/15/2047	6,495	6,131
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	18,323	18,036
Series A2, 5.17%, 5/15/2041	1,960	1,877
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	2,854	2,847
Series B, 3.65%, 3/1/2028	4,300	4,019
6.00%, 1/15/2034	895	925
6.05%, 3/15/2039	2,197	2,214
3.90%, 12/1/2041	3,408	2,587
Series C, 4.13%, 3/1/2048	1,800	1,419
Series 20A, 2.95%, 2/1/2051	3,000	1,905
5.70%, 3/1/2053	5,545	5,376
5.88%, 12/1/2053	25,400	25,273
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,267
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	5,989
Union Electric Co.
2.95%, 6/15/2027	2,862	2,659
4.00%, 4/1/2048	1,600	1,244
3.90%, 4/1/2052	6,367	5,003
5.45%, 3/15/2053	11,765	11,563
Virginia Electric and Power Co.
3.45%, 2/15/2024	1,280	1,266
Series A, 6.00%, 5/15/2037	2,100	2,156
Xcel Energy, Inc. 4.80%, 9/15/2041	829	711
		819,795
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	31

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — 0.0% ^
Eaton Corp.
7.63%, 4/1/2024	1,794	1,811
4.15%, 3/15/2033	1,247	1,176
		2,987
Electronic Equipment, Instruments & Components — 0.0% ^
Arrow Electronics, Inc.
3.25%, 9/8/2024	3,162	3,074
3.88%, 1/12/2028	3,541	3,277
Corning, Inc. 5.35%, 11/15/2048	6,270	5,894
		12,245
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	3,583	3,359
4.75%, 8/1/2043	2,375	2,051
7.60%, 8/15/2096 (b)	2,242	2,375
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	8,627	8,181
		15,966
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	174	172
3.55%, 4/14/2025	3,599	3,480
Walt Disney Co. (The)
9.50%, 7/15/2024	1,525	1,572
7.63%, 11/30/2028	2,690	3,023
		8,247
Financial Services — 0.4%
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,003
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	12,506
3.85%, 4/5/2029	9,710	8,886
Element Fleet Management Corp. (Canada) 6.27%, 6/26/2026 (b)	25,300	25,416
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,689
4.40%, 7/1/2049	5,835	4,769
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,116
2.90%, 11/15/2031	9,690	7,939
5.95%, 8/15/2052	3,625	3,459
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	26,065
Mitsubishi HC Capital, Inc. (Japan) 3.56%, 2/28/2024 (b)	8,350	8,236
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	19,850	17,396
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	12,505	12,406
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	8,210
Siemens Financieringsmaatschappij NV (Germany)
2.35%, 10/15/2026 (b)	6,000	5,532
4.40%, 5/27/2045 (b)	3,421	3,055
3.30%, 9/15/2046 (b)	3,050	2,271
		163,954
Food Products — 0.2%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,295
2.75%, 5/14/2031	22,130	18,510
Campbell Soup Co. 3.13%, 4/24/2050	4,828	3,151
Cargill, Inc. 4.38%, 4/22/2052 (b)	5,890	5,073
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,159
General Mills, Inc. 4.95%, 3/29/2033	15,550	15,168
Kellogg Co. 5.25%, 3/1/2033	9,709	9,594
Kraft Heinz Foods Co. 4.38%, 6/1/2046	8,568	7,090
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	967
4.60%, 6/1/2044	955	845
		70,852
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	6,041
4.13%, 10/15/2044	1,750	1,437
4.13%, 3/15/2049	6,000	4,892
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	1,772
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,154
4.27%, 3/15/2048 (b)	6,500	4,780
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	3,883
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	1,700	1,541
5.05%, 5/15/2052	7,979	7,036
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,078
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,375
4.80%, 3/15/2047 (b)	2,649	2,153
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,531
		49,673
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	1,166	1,332
5.75%, 5/1/2040	3,244	3,386
5.40%, 6/1/2041	9,266	9,251
4.40%, 3/15/2042	2,010	1,771
4.38%, 9/1/2042	4,018	3,529
5.15%, 9/1/2043	3,380	3,281
4.70%, 9/1/2045	3,150	2,839
3.55%, 2/15/2050	5,584	4,273
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,195
CSX Corp.
5.50%, 4/15/2041	3,498	3,472
4.10%, 3/15/2044	1,515	1,260
4.75%, 11/15/2048	8,165	7,282
3.35%, 9/15/2049	2,710	1,922
ERAC USA Finance LLC
7.00%, 10/15/2037 (b)	425	478
5.63%, 3/15/2042 (b)	3,104	3,052
Norfolk Southern Corp.
5.59%, 5/17/2025	51	51
3.95%, 10/1/2042	2,888	2,317
4.05%, 8/15/2052	5,192	4,122
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (b)	3,095	2,993
5.70%, 2/1/2028 (b)	5,175	5,115
5.55%, 5/1/2028 (b)	2,525	2,477
6.05%, 8/1/2028 (b)	22,980	23,000
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (b)	3,000	2,872
3.25%, 3/15/2032	12,450	9,647
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,651
4.10%, 9/15/2067	1,962	1,557
		108,125
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	2,098	1,623
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — continued
Boston Scientific Corp.
6.50%, 11/15/2035 (f)	14,000	15,196
4.55%, 3/1/2039	5,011	4,513
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,606
		26,938
Health Care Providers & Services — 1.0%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	9,700	8,039
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,229
4.50%, 5/15/2042	1,777	1,481
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	13,320
Banner Health 1.90%, 1/1/2031	13,950	11,188
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,371
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,545
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	8,647
Cigna Group (The) 4.80%, 7/15/2046	1,904	1,690
CommonSpirit Health
1.55%, 10/1/2025	6,210	5,714
2.78%, 10/1/2030	6,205	5,212
4.19%, 10/1/2049	5,540	4,397
3.91%, 10/1/2050	6,600	4,961
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,423
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,038
5.25%, 1/30/2031	7,525	7,436
5.25%, 2/21/2033	22,000	21,515
4.88%, 7/20/2035	3,500	3,256
5.05%, 3/25/2048	23,852	20,921
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,253
4.63%, 5/15/2042	3,477	3,089
4.65%, 1/15/2043	3,394	3,016
4.65%, 8/15/2044	4,149	3,624
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	7,184
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	15,594
HCA, Inc.
5.25%, 6/15/2026	27,070	26,741
5.50%, 6/1/2033	18,350	18,027
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	33

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.13%, 6/15/2039	4,805	4,359
5.50%, 6/15/2047	17,500	15,932
3.50%, 7/15/2051	6,831	4,554
4.63%, 3/15/2052	16,000	12,838
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,523
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,312
Memorial Health Services 3.45%, 11/1/2049	25,595	18,576
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,748
Mount Sinai Hospital Series 2017, 3.98%, 7/1/2048	2,747	2,142
MultiCare Health System 2.80%, 8/15/2050	7,935	4,768
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,721
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,776
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,339
Series 2020, 3.38%, 7/1/2055	9,170	6,219
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,705
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	17,256
Quest Diagnostics, Inc. 3.45%, 6/1/2026	1,684	1,607
Texas Health Resources
2.33%, 11/15/2050	6,717	3,807
4.33%, 11/15/2055	4,275	3,641
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	15,280
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,722
UnitedHealth Group, Inc.
4.63%, 7/15/2035	6,229	6,029
3.50%, 8/15/2039	8,210	6,700
2.75%, 5/15/2040	4,800	3,457
3.25%, 5/15/2051	9,695	6,885
5.88%, 2/15/2053	9,740	10,417
5.05%, 4/15/2053	19,000	18,136
		417,360
Health Care REITs — 0.1%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	9,814	8,360
2.00%, 3/15/2031	8,000	6,161
Healthpeak OP LLC 3.40%, 2/1/2025	162	157
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care REITs — continued
Physicians Realty LP
4.30%, 3/15/2027	4,500	4,297
3.95%, 1/15/2028	2,100	1,923
2.63%, 11/1/2031	6,195	4,812
Sabra Health Care LP 3.20%, 12/1/2031	9,610	7,340
Ventas Realty LP
3.75%, 5/1/2024	4,032	3,971
3.50%, 2/1/2025	1,929	1,855
4.13%, 1/15/2026	770	741
3.25%, 10/15/2026	7,254	6,708
3.85%, 4/1/2027	4,308	4,036
Welltower OP LLC
3.10%, 1/15/2030	2,920	2,537
6.50%, 3/15/2041	460	471
4.95%, 9/1/2048	5,000	4,353
		57,722
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,249
4.45%, 3/1/2047	3,210	2,771
		9,020
Household Durables — 0.1%
Lennar Corp. 4.50%, 4/30/2024	6,800	6,746
MDC Holdings, Inc.
3.85%, 1/15/2030	10,000	8,647
2.50%, 1/15/2031	4,533	3,516
3.97%, 8/6/2061	7,995	4,683
		23,592
Independent Power and Renewable Electricity Producers — 0.3%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	27,653	27,367
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	25,600	25,926
Constellation Energy Generation LLC
3.25%, 6/1/2025	11,035	10,562
5.80%, 3/1/2033	20,702	21,089
6.25%, 10/1/2039	18,303	18,535
5.75%, 10/1/2041	1,665	1,587
Southern Power Co. 5.15%, 9/15/2041	7,079	6,438
		111,504
Industrial REITs — 0.0% ^
Prologis LP
3.25%, 6/30/2026	1,814	1,719
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial REITs — continued
2.25%, 4/15/2030	3,830	3,214
4.75%, 6/15/2033	5,000	4,792
		9,725
Insurance — 0.8%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (b)	7,190	6,851
3.60%, 4/9/2029 (b)	5,835	5,394
3.20%, 9/16/2040 (b)	7,535	5,402
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	8,826
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,253
Athene Global Funding
2.75%, 6/25/2024 (b)	19,000	18,451
2.50%, 1/14/2025 (b)	3,477	3,290
1.45%, 1/8/2026 (b)	13,850	12,346
2.95%, 11/12/2026 (b)	42,215	38,165
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,255
4.30%, 5/15/2043	2,795	2,505
3.85%, 3/15/2052	24,230	19,302
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,598
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	9,978
F&G Global Funding 1.75%, 6/30/2026 (b)	12,780	11,365
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	15,000	12,842
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (b)	6,450	4,150
4.85%, 1/24/2077 (b)	1,663	1,338
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	5,862
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,003
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	3,049	2,943
3.95%, 10/15/2050 (b)	6,000	4,272
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,376
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,680
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (b)	18,500	18,468
New York Life Global Funding 3.00%, 1/10/2028 (b)	4,854	4,442
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	7,161
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
4.45%, 5/15/2069 (b)	11,250	8,975
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	12,520	10,713
Pacific Life Global Funding II 5.50%, 8/28/2026 (b)	9,255	9,286
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c)	3,766	2,818
Pricoa Global Funding I 5.55%, 8/28/2026 (b)	16,520	16,641
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,162
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	10,680
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	7,600	7,182
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,280
4.27%, 5/15/2047 (b)	5,480	4,434
		311,689
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.60%, 5/15/2053	30,000	30,123
IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	12,475
2.30%, 9/14/2031	10,000	7,772
		20,247
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	4,858
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,385
Otis Worldwide Corp. 5.25%, 8/16/2028	11,530	11,605
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,230
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,007
		27,227
Media — 0.5%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,243
5.38%, 4/1/2038	4,923	4,169
3.50%, 6/1/2041	12,020	7,966
3.50%, 3/1/2042	7,800	5,099
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	35

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.80%, 3/1/2050	13,160	9,750
3.70%, 4/1/2051	27,270	16,946
3.90%, 6/1/2052	9,380	6,002
Comcast Corp.
3.38%, 8/15/2025	2,773	2,678
3.55%, 5/1/2028	6,115	5,774
4.25%, 1/15/2033	16,564	15,554
4.20%, 8/15/2034	3,361	3,070
3.25%, 11/1/2039	19,265	14,836
3.75%, 4/1/2040	8,535	7,020
4.00%, 11/1/2049	5,553	4,431
2.80%, 1/15/2051	10,668	6,767
2.89%, 11/1/2051	14,886	9,546
4.05%, 11/1/2052	1,350	1,080
5.35%, 5/15/2053	26,650	26,079
2.94%, 11/1/2056	15,473	9,629
2.99%, 11/1/2063	962	582
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	3,046	2,866
2.95%, 10/1/2050 (b)	8,375	4,974
Discovery Communications LLC
3.63%, 5/15/2030	1,950	1,713
5.20%, 9/20/2047	11,160	9,034
4.00%, 9/15/2055	6,989	4,558
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	744
Paramount Global
2.90%, 1/15/2027	4,293	3,869
4.38%, 3/15/2043	6,243	4,310
4.90%, 8/15/2044	2,004	1,423
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,289
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,388
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,211
7.30%, 7/1/2038	2,197	2,226
6.75%, 6/15/2039	1,794	1,735
5.88%, 11/15/2040	7,325	6,373
5.50%, 9/1/2041	6,940	5,702
		217,636
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	3,283	3,196
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	1,844
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (b)	1,967	1,950
2.50%, 9/1/2030 (b)	16,105	13,099
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (b)	5,845	5,092
Nucor Corp. 2.98%, 12/15/2055	4,465	2,723
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,520
3.25%, 10/15/2050	3,519	2,269
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	24,077
		58,770
Multi-Utilities — 0.3%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,314
3.00%, 5/15/2026	3,458	3,248
2.95%, 2/15/2027	2,426	2,221
3.45%, 8/15/2027	1,250	1,165
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,715
Series 2017, 3.88%, 6/15/2047	3,355	2,568
4.50%, 5/15/2058	1,724	1,405
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,543
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,143
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,792
Series F, 5.25%, 8/1/2033	5,067	4,886
7.00%, 6/15/2038	1,076	1,164
Series C, 4.90%, 8/1/2041	1,840	1,614
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,156
NiSource, Inc.
2.95%, 9/1/2029	7,940	6,987
5.80%, 2/1/2042	6,726	6,475
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,337
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	12,237
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	5,628
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	9,838
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	1,884
Series FFF, 6.13%, 9/15/2037	973	986
3.95%, 11/15/2041	2,690	2,041
2.95%, 8/15/2051	17,150	11,194
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
5.35%, 4/1/2053	3,000	2,906
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	1,889	1,884
3.25%, 6/15/2026	1,690	1,594
5.88%, 3/15/2041	10,518	10,381
4.40%, 6/1/2043	1,392	1,116
3.95%, 10/1/2046	2,136	1,590
4.40%, 5/30/2047	2,274	1,821
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,651	1,577
		119,410
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,110
1.88%, 2/1/2033	12,120	8,943
4.00%, 2/1/2050	9,430	7,067
5.15%, 4/15/2053	2,800	2,493
Corporate Office Properties LP 2.00%, 1/15/2029	3,440	2,709
Kilroy Realty LP 3.45%, 12/15/2024	3,054	2,946
		26,268
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	12,118	10,878
APA Infrastructure Ltd. (Australia)
4.20%, 3/23/2025 (b)	2,000	1,951
4.25%, 7/15/2027 (b)	7,325	6,983
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	5,781	5,274
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,425	3,265
BP Capital Markets America, Inc.
3.41%, 2/11/2026	8,485	8,156
3.02%, 1/16/2027	10,588	9,931
4.81%, 2/13/2033	10,000	9,679
4.89%, 9/11/2033	21,425	20,844
2.94%, 6/4/2051	25,080	16,375
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	6,422	6,048
Buckeye Partners LP
5.85%, 11/15/2043	11,805	9,163
5.60%, 10/15/2044	6,000	4,475
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	3,650	3,638
Chevron USA, Inc. 8.00%, 4/1/2027	1,300	1,427
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (b)	11,670	11,772
ConocoPhillips Co. 5.30%, 5/15/2053	13,210	12,899
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	15,207
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,126
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	3,333	3,220
5.38%, 6/26/2026	5,409	5,221
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	17,080	17,088
Energy Transfer LP
3.90%, 5/15/2024 (f)	15,000	14,778
4.75%, 1/15/2026	4,911	4,808
3.90%, 7/15/2026	9,761	9,332
4.40%, 3/15/2027	2,695	2,585
5.50%, 6/1/2027	2,916	2,899
4.95%, 5/15/2028	7,315	7,106
4.15%, 9/15/2029	14,071	12,940
7.50%, 7/1/2038	2,695	2,922
6.05%, 6/1/2041	4,266	4,028
6.10%, 2/15/2042	7,220	6,782
5.95%, 10/1/2043	3,950	3,607
5.30%, 4/1/2044	1,840	1,568
5.00%, 5/15/2044 (f)	8,600	7,002
6.00%, 6/15/2048	209	193
6.25%, 4/15/2049	5,655	5,414
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (b)	3,145	3,144
5.70%, 10/1/2040 (b)	4,843	4,366
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,336
Enterprise Products Operating LLC
3.70%, 2/15/2026	3,040	2,932
3.95%, 2/15/2027	2,705	2,601
Series J, 5.75%, 3/1/2035	2,509	2,443
7.55%, 4/15/2038	455	521
5.95%, 2/1/2041	1,259	1,288
4.45%, 2/15/2043	455	387
5.10%, 2/15/2045	1,758	1,613
4.95%, 10/15/2054	1,189	1,055
EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	7,165
EQT Corp. 3.90%, 10/1/2027	4,517	4,218
Equinor ASA (Norway) 2.88%, 4/6/2025	5,765	5,561
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	10,961
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	37

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.11%, 3/1/2046	2,726	2,317
3.10%, 8/16/2049	17,965	12,637
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	13,075	10,351
4.32%, 12/30/2039 (b)	9,235	6,607
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	15,815	12,411
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (b)	9,310	9,300
2.60%, 10/15/2025 (b)	34,443	31,850
3.45%, 10/15/2027 (b)	12,470	11,154
HF Sinclair Corp.
2.63%, 10/1/2023	21,813	21,743
5.88%, 4/1/2026	22,175	22,283
Kinder Morgan Energy Partners LP 4.30%, 5/1/2024	15,000	14,830
Kinder Morgan, Inc.
5.20%, 6/1/2033	20,500	19,637
5.05%, 2/15/2046	6,000	5,055
Magellan Midstream Partners LP 3.20%, 3/15/2025	2,338	2,243
Marathon Petroleum Corp.
4.70%, 5/1/2025	13,546	13,309
6.50%, 3/1/2041	8,270	8,428
MPLX LP 4.80%, 2/15/2029	6,825	6,576
NGPL PipeCo LLC
4.88%, 8/15/2027 (b)	8,486	8,129
3.25%, 7/15/2031 (b)	8,283	6,795
Occidental Petroleum Corp.
3.40%, 4/15/2026	2,000	1,875
3.00%, 2/15/2027	5,501	4,940
ONEOK Partners LP 6.65%, 10/1/2036	1,825	1,884
Phillips 66 4.88%, 11/15/2044	665	601
Phillips 66 Co.
3.55%, 10/1/2026	1,453	1,375
3.15%, 12/15/2029	8,545	7,530
5.30%, 6/30/2033	17,780	17,600
4.90%, 10/1/2046	6,988	6,103
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	14,563
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	7,662	7,637
5.00%, 3/15/2027	9,360	9,202
4.50%, 5/15/2030	19,530	18,379
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (b)	1,320	1,306
1.63%, 11/24/2025 (b)	4,660	4,277
Spectra Energy Partners LP 4.50%, 3/15/2045	1,975	1,589
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	11,463
6.80%, 5/15/2038	3,677	3,840
Targa Resources Corp. 4.20%, 2/1/2033	5,030	4,435
Texas Eastern Transmission LP 3.50%, 1/15/2028 (b)	908	838
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	11,714
3.46%, 7/12/2049	12,800	9,528
3.13%, 5/29/2050	20,230	13,983
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	6,345	6,446
4.75%, 5/15/2038	7,750	6,779
Valero Energy Corp.
2.15%, 9/15/2027	9,072	8,078
7.50%, 4/15/2032	1,081	1,210
Williams Cos., Inc. (The)
2.60%, 3/15/2031	9,675	7,940
5.65%, 3/15/2033	13,720	13,796
		749,741
Passenger Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	14,805	14,441
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	9,210	8,419
Pharmaceuticals — 0.5%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,781
4.00%, 9/18/2042	4,270	3,676
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,267
4.55%, 2/20/2048	5,046	4,472
Merck & Co., Inc.
2.75%, 12/10/2051	7,065	4,636
5.00%, 5/17/2053	13,115	12,810
5.15%, 5/17/2063	10,195	9,952
Mylan, Inc. 5.40%, 11/29/2043	5,800	4,816
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	15,300	15,056
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
5.30%, 5/19/2053	36,640	36,653
Royalty Pharma plc 1.20%, 9/2/2025	3,601	3,280
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	26,941	25,306
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	8,565	8,496
2.05%, 3/31/2030	1,200	987
3.03%, 7/9/2040	25,815	18,763
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	3,925
Viatris, Inc.
3.85%, 6/22/2040	8,499	5,949
4.00%, 6/22/2050	1,732	1,147
Zoetis, Inc. 2.00%, 5/15/2030	12,880	10,603
		181,575
Real Estate Management & Development — 0.0% ^
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,279
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,074
		13,353
Residential REITs — 0.1%
Essex Portfolio LP 1.65%, 1/15/2031	8,950	6,757
Mid-America Apartments LP
4.00%, 11/15/2025	8,830	8,579
1.70%, 2/15/2031	5,500	4,336
UDR, Inc.
2.95%, 9/1/2026	3,831	3,530
3.50%, 1/15/2028	1,354	1,239
3.00%, 8/15/2031	4,750	3,986
2.10%, 8/1/2032	5,520	4,141
3.10%, 11/1/2034	6,440	5,077
		37,645
Retail REITs — 0.3%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	6,613	6,379
2.50%, 8/16/2031	6,530	5,136
NNN REIT, Inc.
4.00%, 11/15/2025	5,043	4,857
3.60%, 12/15/2026	5,527	5,156
5.60%, 10/15/2033	7,500	7,349
Realty Income Corp.
4.88%, 6/1/2026	4,230	4,179
3.00%, 1/15/2027	2,243	2,085
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Retail REITs — continued
4.85%, 3/15/2030	19,270	18,657
1.80%, 3/15/2033	2,865	2,096
Regency Centers LP
4.13%, 3/15/2028	1,755	1,648
2.95%, 9/15/2029	10,600	9,160
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (b)	9,910	9,569
3.25%, 10/28/2025 (b)	5,595	5,294
Scentre Group Trust 2 (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	17,060	15,333
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.69%), 5.13%, 9/24/2080 (b) (c)	10,425	8,726
SITE Centers Corp. 4.70%, 6/1/2027	4,651	4,367
		109,991
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	4,032
Broadcom, Inc.
2.45%, 2/15/2031 (b)	31,809	25,644
3.14%, 11/15/2035 (b)	40,051	30,569
3.19%, 11/15/2036 (b)	5,766	4,333
Intel Corp.
5.63%, 2/10/2043	21,065	20,966
5.70%, 2/10/2053	12,705	12,582
KLA Corp.
3.30%, 3/1/2050	7,000	5,031
4.95%, 7/15/2052	7,000	6,614
Marvell Technology, Inc. 2.95%, 4/15/2031	7,790	6,500
Microchip Technology, Inc.
2.67%, 9/1/2023	5,925	5,925
0.97%, 2/15/2024	4,701	4,593
0.98%, 9/1/2024	5,058	4,817
NXP BV (China)
2.50%, 5/11/2031	36,499	29,376
5.00%, 1/15/2033	4,000	3,785
3.25%, 5/11/2041	24,465	17,378
QUALCOMM, Inc. 4.50%, 5/20/2052	10,475	9,142
Texas Instruments, Inc. 5.05%, 5/18/2063	19,408	18,595
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (b)	10,386	10,105
Xilinx, Inc. 2.38%, 6/1/2030	15,185	12,986
		232,973
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	39

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — 0.2%
Microsoft Corp.
3.50%, 2/12/2035	3,459	3,150
2.92%, 3/17/2052	3,816	2,706
3.04%, 3/17/2062	1,820	1,260
Oracle Corp.
4.90%, 2/6/2033	9,640	9,209
3.90%, 5/15/2035	1,952	1,667
3.60%, 4/1/2040	10,434	7,896
3.65%, 3/25/2041	19,515	14,734
4.00%, 7/15/2046	8,872	6,675
3.95%, 3/25/2051	10,000	7,309
5.55%, 2/6/2053	15,000	13,944
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	12,891
2.00%, 6/30/2030	9,380	7,646
VMware, Inc. 4.65%, 5/15/2027	8,800	8,554
		97,641
Specialized REITs — 0.2%
American Tower Corp.
5.00%, 2/15/2024	4,305	4,287
3.38%, 10/15/2026	4,378	4,101
1.50%, 1/31/2028	10,510	8,826
2.10%, 6/15/2030	8,940	7,133
1.88%, 10/15/2030	19,410	15,103
Crown Castle, Inc. 4.00%, 3/1/2027	2,066	1,961
Equinix, Inc. 2.90%, 11/18/2026	20,442	18,891
Extra Space Storage LP
3.50%, 7/1/2026	8,937	8,378
2.40%, 10/15/2031	15,650	12,286
Public Storage Operating Co. 2.25%, 11/9/2031	9,333	7,550
		88,516
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	12,180	9,459
Lowe's Cos., Inc.
1.70%, 10/15/2030	2,600	2,064
2.63%, 4/1/2031	4,000	3,353
5.15%, 7/1/2033	4,500	4,446
3.00%, 10/15/2050	7,130	4,524
5.75%, 7/1/2053	7,055	6,973
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,466
		35,285
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	14,187	11,511
3.85%, 8/4/2046	3,512	2,976
3.75%, 9/12/2047	13,570	11,322
3.75%, 11/13/2047	1,600	1,332
2.70%, 8/5/2051	16,470	10,967
4.85%, 5/10/2053	30,000	29,603
4.10%, 8/8/2062	5,260	4,401
Dell International LLC
6.02%, 6/15/2026	17,509	17,693
5.25%, 2/1/2028	11,105	11,079
5.30%, 10/1/2029	6,000	5,924
3.45%, 12/15/2051 (b)	668	435
		107,243
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	21,795
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	14,000	12,037
4.39%, 8/15/2037	9,875	7,820
3.73%, 9/25/2040	8,470	5,904
4.54%, 8/15/2047	18,779	13,656
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	9,962
		71,174
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	9,600	9,085
3.25%, 3/1/2025	6,266	5,997
3.38%, 7/1/2025	15,102	14,388
2.88%, 1/15/2026	24,378	22,786
3.75%, 6/1/2026	3,734	3,550
1.88%, 8/15/2026	15,645	13,999
5.85%, 12/15/2027	14,670	14,670
3.25%, 10/1/2029	15,000	13,075
Aviation Capital Group LLC
5.50%, 12/15/2024 (b)	19,502	19,204
4.13%, 8/1/2025 (b)	7,958	7,580
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (b)	7,945	7,724
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	3,992
		136,050
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (b)	7,000	6,731
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	5,250	4,815
6.59%, 10/15/2037	3,354	3,725
4.00%, 12/1/2046	2,241	1,772
		10,312
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	7,005
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	10,000	8,553
4.55%, 3/15/2052	12,810	9,926
Sprint LLC 7.63%, 3/1/2026	6,777	7,024
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,060
3.88%, 4/15/2030	25,095	22,905
5.05%, 7/15/2033	48,782	47,071
3.60%, 11/15/2060	4,000	2,679
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	16,825	14,266
5.63%, 2/10/2053	3,745	3,534
		140,023
Total Corporate Bonds (Cost $10,404,202)		9,242,212
Mortgage-Backed Securities — 21.4%
FHLMC
Pool # 785618, ARM, 5.87%, 7/1/2026 (e)	13	13
Pool # 789758, ARM, 4.47%, 9/1/2032 (e)	18	17
Pool # 847621, ARM, 4.70%, 5/1/2033 (e)	340	338
Pool # 781087, ARM, 4.35%, 12/1/2033 (e)	82	81
Pool # 1B1665, ARM, 4.80%, 4/1/2034 (e)	53	52
Pool # 782870, ARM, 4.66%, 9/1/2034 (e)	317	316
Pool # 782979, ARM, 4.38%, 1/1/2035 (e)	452	457
Pool # 782980, ARM, 4.38%, 1/1/2035 (e)	142	140
Pool # 1G3591, ARM, 3.92%, 8/1/2035 (e)	43	42
Pool # 1Q0007, ARM, 7.52%, 12/1/2035 (e)	72	72
Pool # 1Q0025, ARM, 4.23%, 2/1/2036 (e)	49	49
Pool # 848431, ARM, 4.36%, 2/1/2036 (e)	174	175
Pool # 1G1861, ARM, 4.54%, 3/1/2036 (e)	273	269
Pool # 1J1380, ARM, 5.28%, 3/1/2036 (e)	65	64
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1L1286, ARM, 5.25%, 5/1/2036 (e)	87	87
Pool # 1H2618, ARM, 5.26%, 5/1/2036 (e)	291	294
Pool # 1G2415, ARM, 5.52%, 5/1/2036 (e)	46	45
Pool # 848068, ARM, 5.23%, 6/1/2036 (e)	440	430
Pool # 1G2557, ARM, 5.48%, 6/1/2036 (e)	503	510
Pool # 848365, ARM, 5.30%, 7/1/2036 (e)	139	139
Pool # 1H2623, ARM, 5.97%, 7/1/2036 (e)	78	79
Pool # 1A1082, ARM, 6.52%, 7/1/2036 (e)	179	182
Pool # 1N0206, ARM, 6.00%, 8/1/2036 (e)	157	159
Pool # 1A1085, ARM, 6.11%, 8/1/2036 (e)	145	147
Pool # 1B7242, ARM, 5.10%, 9/1/2036 (e)	439	437
Pool # 1Q0105, ARM, 5.33%, 9/1/2036 (e)	128	127
Pool # 1G2539, ARM, 3.85%, 10/1/2036 (e)	101	99
Pool # 1J1348, ARM, 4.44%, 10/1/2036 (e)	109	108
Pool # 1K0046, ARM, 4.48%, 10/1/2036 (e)	100	99
Pool # 1N0249, ARM, 6.14%, 10/1/2036 (e)	199	200
Pool # 1A1096, ARM, 6.31%, 10/1/2036 (e)	437	443
Pool # 1A1097, ARM, 6.57%, 10/1/2036 (e)	166	167
Pool # 1J1378, ARM, 3.89%, 11/1/2036 (e)	201	199
Pool # 1G2671, ARM, 3.97%, 11/1/2036 (e)	90	88
Pool # 1Q0737, ARM, 3.99%, 11/1/2036 (e)	105	104
Pool # 782760, ARM, 4.31%, 11/1/2036 (e)	268	273
Pool # 848115, ARM, 4.49%, 11/1/2036 (e)	121	121
Pool # 1J1419, ARM, 3.83%, 12/1/2036 (e)	391	385
Pool # 1J1634, ARM, 3.92%, 12/1/2036 (e)	826	836
Pool # 1J1418, ARM, 3.94%, 12/1/2036 (e)	31	31
Pool # 1G1386, ARM, 4.19%, 12/1/2036 (e)	284	280
Pool # 1J1399, ARM, 4.38%, 12/1/2036 (e)	10	10
Pool # 1G1478, ARM, 4.16%, 1/1/2037 (e)	148	145
Pool # 1N1511, ARM, 6.41%, 1/1/2037 (e)	44	44
Pool # 1J1516, ARM, 4.07%, 2/1/2037 (e)	66	66
Pool # 1G1554, ARM, 4.33%, 2/1/2037 (e)	119	117
Pool # 1N0353, ARM, 6.31%, 2/1/2037 (e)	210	213
Pool # 1B7303, ARM, 4.77%, 3/1/2037 (e)	21	21
Pool # 1Q0739, ARM, 6.26%, 3/1/2037 (e)	266	270
Pool # 1J1564, ARM, 4.67%, 4/1/2037 (e)	205	201
Pool # 1Q0783, ARM, 4.55%, 5/1/2037 (e)	218	214
Pool # 1N1463, ARM, 4.91%, 5/1/2037 (e)	19	19
Pool # 1J1621, ARM, 5.56%, 5/1/2037 (e)	224	220
Pool # 1Q0697, ARM, 6.59%, 5/1/2037 (e)	328	329
Pool # 1N1477, ARM, 6.68%, 5/1/2037 (e)	52	53
Pool # 1A1193, ARM, 7.00%, 5/1/2037 (e)	217	216
Pool # 1J0533, ARM, 4.12%, 7/1/2037 (e)	21	21
Pool # 1J2945, ARM, 4.00%, 11/1/2037 (e)	40	39
Pool # 1Q0722, ARM, 4.63%, 4/1/2038 (e)	158	155
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	41

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1Q0789, ARM, 4.97%, 5/1/2038 (e)	30	30
Pool # 848699, ARM, 5.09%, 7/1/2040 (e)	122	124
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	—	—
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	83	82
Pool # C91417, 3.50%, 1/1/2032	1,684	1,603
Pool # C91403, 3.50%, 3/1/2032	656	625
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	—	—
Pool # C00376, 8.00%, 11/1/2024	—	—
Pool # C00414, 7.50%, 8/1/2025	1	1
Pool # C00452, 7.00%, 4/1/2026	2	2
Pool # G00981, 8.50%, 7/1/2028	5	5
Pool # G02210, 7.00%, 12/1/2028	82	83
Pool # C47315, 6.50%, 8/1/2029	410	421
Pool # G03029, 6.00%, 10/1/2029	34	34
Pool # A88871, 7.00%, 1/1/2031	119	120
Pool # C68485, 7.00%, 7/1/2032	18	19
Pool # G01448, 7.00%, 8/1/2032	26	26
Pool # C75791, 5.50%, 1/1/2033	140	139
Pool # A13625, 5.50%, 10/1/2033	144	146
Pool # A16107, 6.00%, 12/1/2033	75	75
Pool # G01864, 5.00%, 1/1/2034	94	94
Pool # A17537, 6.00%, 1/1/2034	116	118
Pool # A23139, 5.00%, 6/1/2034	205	203
Pool # A61572, 5.00%, 9/1/2034	370	370
Pool # A28796, 6.50%, 11/1/2034	24	25
Pool # G03369, 6.50%, 1/1/2035	356	365
Pool # A70350, 5.00%, 3/1/2035	92	90
Pool # A46987, 5.50%, 7/1/2035	335	341
Pool # G05713, 6.50%, 12/1/2035	248	256
Pool # G03777, 5.00%, 11/1/2036	250	250
Pool # C02660, 6.50%, 11/1/2036	62	64
Pool # G02427, 5.50%, 12/1/2036	138	141
Pool # A57681, 6.00%, 12/1/2036	26	27
Pool # G02682, 7.00%, 2/1/2037	32	33
Pool # G04949, 6.50%, 11/1/2037	186	192
Pool # G03666, 7.50%, 1/1/2038	318	329
Pool # G04952, 7.50%, 1/1/2038	116	119
Pool # G04077, 6.50%, 3/1/2038	229	240
Pool # G05671, 5.50%, 8/1/2038	262	268
Pool # G05190, 7.50%, 9/1/2038	129	132
Pool # C03466, 5.50%, 3/1/2040	89	90
Pool # A93383, 5.00%, 8/1/2040	1,007	1,008
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # A93511, 5.00%, 8/1/2040	3,434	3,436
Pool # G06493, 4.50%, 5/1/2041	6,388	6,231
Pool # V80351, 3.00%, 8/1/2043	13,128	11,633
Pool # Q52834, 4.00%, 12/1/2047	1,383	1,296
Pool # Z40179, 4.00%, 7/1/2048	22,563	21,256
Pool # Q57995, 5.00%, 8/1/2048	3,196	3,169
Pool # Q61104, 4.00%, 1/1/2049	1,177	1,102
Pool # Q61107, 4.00%, 1/1/2049	2,289	2,145
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	43,797
Pool # P20570, 7.00%, 7/1/2029	5	5
Pool # G20027, 10.00%, 10/1/2030	9	10
Pool # B90491, 7.50%, 1/1/2032	269	273
Pool # WA3237, 3.55%, 11/1/2032	25,829	23,367
Pool # U80192, 3.50%, 2/1/2033	892	831
Pool # U80342, 3.50%, 5/1/2033	695	647
Pool # U80345, 3.50%, 5/1/2033	2,794	2,603
Pool # WN3233, 3.19%, 7/1/2033	61,700	54,224
Pool # WN3225, 3.80%, 10/1/2034	20,000	18,137
Pool # P50523, 6.50%, 12/1/2035	43	42
Pool # H05030, 6.00%, 11/1/2036	45	45
Pool # L10291, 6.50%, 11/1/2036	732	744
Pool # P51353, 6.50%, 11/1/2036	723	734
Pool # P50595, 6.50%, 12/1/2036	1,016	1,045
Pool # P51361, 6.50%, 12/1/2036	505	518
Pool # G20028, 7.50%, 12/1/2036	801	815
Pool # P50531, 6.50%, 1/1/2037	24	24
Pool # P51251, 6.50%, 1/1/2037	47	47
Pool # P50536, 6.50%, 2/1/2037	64	63
Pool # WA3186, 3.86%, 4/1/2037	2,074	1,865
Pool # P50556, 6.50%, 6/1/2037	38	38
Pool # U90690, 3.50%, 6/1/2042	8,497	7,774
Pool # U90975, 4.00%, 6/1/2042	6,481	6,120
Pool # T65101, 4.00%, 10/1/2042	334	304
Pool # U90402, 3.50%, 11/1/2042	662	606
Pool # U90673, 4.00%, 1/1/2043	908	857
Pool # U91192, 4.00%, 4/1/2043	1,154	1,087
Pool # U91488, 3.50%, 5/1/2043	883	807
Pool # U99051, 3.50%, 6/1/2043	2,626	2,402
Pool # U99134, 4.00%, 1/1/2046	29,401	27,703
Pool # U69030, 4.50%, 1/1/2046	10,104	9,831
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	8,077	7,678
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	10,423	9,108
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # ZT2236, 4.00%, 6/1/2048	17,640	16,516
Pool # ZT2212, 4.00%, 9/1/2048	4,073	3,813
Pool # QA0149, 4.00%, 6/1/2049	3,229	3,044
Pool # QA2578, 3.50%, 9/1/2049	1,230	1,114
Pool # RA2008, 4.00%, 1/1/2050	12,462	11,644
Pool # RA2282, 4.00%, 1/1/2050	7,700	7,325
Pool # QA7351, 3.00%, 2/1/2050	6,818	5,926
Pool # QB0704, 2.50%, 6/1/2050	10,527	8,783
Pool # QB1571, 2.50%, 7/1/2050	10,902	9,098
Pool # SD8089, 2.50%, 7/1/2050	90,041	75,351
Pool # QB2879, 2.50%, 8/1/2050	2,504	2,091
Pool # QB7670, 2.50%, 1/1/2051	5,101	4,254
Pool # QB8840, 2.50%, 2/1/2051	8,214	6,850
Pool # RA6222, 3.00%, 11/1/2051	18,484	15,959
Pool # RA6459, 2.50%, 12/1/2051	31,444	26,083
Pool # RA6702, 3.00%, 2/1/2052	46,048	39,899
Pool # SD1365, 4.00%, 7/1/2052	58,553	54,103
Pool # RA7683, 5.00%, 7/1/2052	25,096	24,350
Pool # SD1725, 4.00%, 10/1/2052	86,568	80,016
Pool # SD1713, 5.00%, 10/1/2052	36,448	35,482
Pool # RA8766, 5.00%, 3/1/2053	24,911	24,154
Pool # SD3567, 4.50%, 5/1/2053	20,536	19,482
Pool # RA9259, 5.00%, 6/1/2053	28,081	27,250
FNMA
Pool # 54844, ARM, 3.98%, 9/1/2027 (e)	10	10
Pool # 303532, ARM, 4.34%, 3/1/2029 (e)	6	5
Pool # 555732, ARM, 5.68%, 8/1/2033 (e)	103	103
Pool # 746299, ARM, 4.06%, 9/1/2033 (e)	41	41
Pool # 658481, ARM, 4.09%, 9/1/2033 (e)	184	179
Pool # 743546, ARM, 3.73%, 11/1/2033 (e)	196	192
Pool # 766610, ARM, 3.93%, 1/1/2034 (e)	14	13
Pool # 777132, ARM, 5.42%, 6/1/2034 (e)	151	153
Pool # 782306, ARM, 4.17%, 7/1/2034 (e)	3	3
Pool # 790235, ARM, 3.86%, 8/1/2034 (e)	49	49
Pool # 800422, ARM, 4.35%, 8/1/2034 (e)	105	102
Pool # 790964, ARM, 3.90%, 9/1/2034 (e)	5	5
Pool # 794792, ARM, 3.70%, 10/1/2034 (e)	36	35
Pool # 896463, ARM, 5.10%, 10/1/2034 (e)	122	124
Pool # 799912, ARM, 3.98%, 11/1/2034 (e)	25	24
Pool # 781563, ARM, 4.12%, 11/1/2034 (e)	21	21
Pool # 809319, ARM, 3.90%, 1/1/2035 (e)	33	32
Pool # 810896, ARM, 6.62%, 1/1/2035 (e)	486	491
Pool # 816594, ARM, 6.64%, 2/1/2035 (e)	17	17
Pool # 820602, ARM, 4.00%, 3/1/2035 (e)	107	105
Pool # 745862, ARM, 5.23%, 4/1/2035 (e)	111	110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 821378, ARM, 5.04%, 5/1/2035 (e)	40	38
Pool # 823660, ARM, 5.14%, 5/1/2035 (e)	29	29
Pool # 888605, ARM, 4.50%, 7/1/2035 (e)	5	5
Pool # 832801, ARM, 3.89%, 9/1/2035 (e)	68	67
Pool # 851432, ARM, 5.67%, 10/1/2035 (e)	242	239
Pool # 745445, ARM, 4.54%, 1/1/2036 (e)	86	87
Pool # 849251, ARM, 6.08%, 1/1/2036 (e)	298	293
Pool # 920340, ARM, 5.25%, 2/1/2036 (e)	32	31
Pool # 920843, ARM, 5.38%, 3/1/2036 (e)	810	827
Pool # 868952, ARM, 5.11%, 5/1/2036 (e)	14	14
Pool # 884066, ARM, 5.81%, 6/1/2036 (e)	68	67
Pool # 872825, ARM, 6.09%, 6/1/2036 (e)	245	244
Pool # 892868, ARM, 6.02%, 7/1/2036 (e)	116	114
Pool # 886558, ARM, 4.02%, 8/1/2036 (e)	300	299
Pool # 745784, ARM, 4.12%, 8/1/2036 (e)	91	90
Pool # 884722, ARM, 5.70%, 8/1/2036 (e)	40	40
Pool # 893580, ARM, 3.81%, 9/1/2036 (e)	105	104
Pool # 886772, ARM, 3.98%, 9/1/2036 (e)	157	156
Pool # 894452, ARM, 4.07%, 9/1/2036 (e)	103	102
Pool # 920547, ARM, 4.10%, 9/1/2036 (e)	168	166
Pool # 898179, ARM, 5.67%, 9/1/2036 (e)	314	317
Pool # 894239, ARM, 4.18%, 10/1/2036 (e)	117	115
Pool # 900191, ARM, 4.33%, 10/1/2036 (e)	152	150
Pool # 900197, ARM, 4.33%, 10/1/2036 (e)	342	342
Pool # 902818, ARM, 4.20%, 11/1/2036 (e)	2	2
Pool # 902955, ARM, 4.05%, 12/1/2036 (e)	246	242
Pool # 888184, ARM, 4.03%, 1/1/2037 (e)	74	73
Pool # 920954, ARM, 6.92%, 1/1/2037 (e)	165	166
Pool # 915645, ARM, 4.93%, 2/1/2037 (e)	114	114
Pool # 913984, ARM, 6.72%, 2/1/2037 (e)	174	176
Pool # 888307, ARM, 4.24%, 4/1/2037 (e)	77	76
Pool # 995919, ARM, 4.48%, 7/1/2037 (e)	202	202
Pool # 938346, ARM, 6.03%, 7/1/2037 (e)	140	138
Pool # 948208, ARM, 6.81%, 7/1/2037 (e)	196	198
Pool # 945032, ARM, 5.91%, 8/1/2037 (e)	277	275
Pool # 946362, ARM, 4.01%, 9/1/2037 (e)	30	29
Pool # 946260, ARM, 4.16%, 9/1/2037 (e)	33	33
Pool # 952835, ARM, 4.80%, 9/1/2037 (e)	64	65
Pool # AD0085, ARM, 4.20%, 11/1/2037 (e)	283	277
Pool # 995108, ARM, 4.88%, 11/1/2037 (e)	166	169
Pool # AD0179, ARM, 5.22%, 12/1/2037 (e)	328	329
Pool # 966946, ARM, 4.29%, 1/1/2038 (e)	68	67
FNMA UMBS, 15 Year
Pool # 995381, 6.00%, 1/1/2024	3	3
Pool # 995425, 6.00%, 1/1/2024	1	1
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	43

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 995456, 6.50%, 2/1/2024	1	1
Pool # AE0081, 6.00%, 7/1/2024	—	—
Pool # AD0133, 5.00%, 8/1/2024	4	4
Pool # FM3386, 3.50%, 7/1/2034	1,136	1,088
FNMA UMBS, 20 Year
Pool # 889889, 6.50%, 7/1/2024	—	—
Pool # 888656, 6.50%, 4/1/2025	—	—
Pool # AE0096, 5.50%, 7/1/2025	6	6
Pool # 256311, 6.00%, 7/1/2026	55	55
Pool # 256352, 6.50%, 8/1/2026	98	99
Pool # 256803, 6.00%, 7/1/2027	85	85
Pool # 256962, 6.00%, 11/1/2027	46	46
Pool # 257007, 6.00%, 12/1/2027	139	139
Pool # 257048, 6.00%, 1/1/2028	242	243
Pool # 890222, 6.00%, 10/1/2028	162	163
Pool # AE0049, 6.00%, 9/1/2029	111	111
Pool # AO7761, 3.50%, 7/1/2032	406	386
Pool # MA1138, 3.50%, 8/1/2032	2,641	2,507
Pool # AL6238, 4.00%, 1/1/2035	7,173	6,871
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	—	—
Pool # 250066, 8.00%, 5/1/2024	—	—
Pool # 250103, 8.50%, 7/1/2024	1	1
Pool # 303031, 7.50%, 10/1/2024	—	—
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 689977, 8.00%, 3/1/2027	21	21
Pool # 695533, 8.00%, 6/1/2027	20	21
Pool # 313687, 7.00%, 9/1/2027	1	1
Pool # 756024, 8.00%, 9/1/2028	12	12
Pool # 755973, 8.00%, 11/1/2028	61	62
Pool # 455759, 6.00%, 12/1/2028	7	7
Pool # 252211, 6.00%, 1/1/2029	9	9
Pool # 459097, 7.00%, 1/1/2029	3	3
Pool # 889020, 6.50%, 11/1/2029	1,238	1,258
Pool # 598559, 6.50%, 8/1/2031	59	61
Pool # 679886, 6.50%, 2/1/2032	213	218
Pool # 682078, 5.50%, 11/1/2032	249	253
Pool # 675555, 6.00%, 12/1/2032	70	70
Pool # AL0045, 6.00%, 12/1/2032	529	540
Pool # 683351, 5.50%, 2/1/2033	6	6
Pool # 357363, 5.50%, 3/1/2033	271	275
Pool # 674349, 6.00%, 3/1/2033	24	24
Pool # 688625, 6.00%, 3/1/2033	10	10
Pool # 688655, 6.00%, 3/1/2033	3	3
Pool # 695584, 6.00%, 3/1/2033	4	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 254693, 5.50%, 4/1/2033	190	193
Pool # 702901, 6.00%, 5/1/2033	77	79
Pool # 720576, 5.00%, 6/1/2033	45	45
Pool # 995656, 7.00%, 6/1/2033	285	293
Pool # 723852, 5.00%, 7/1/2033	57	57
Pool # 729296, 5.00%, 7/1/2033	61	61
Pool # 720155, 5.50%, 7/1/2033	33	33
Pool # 729379, 6.00%, 8/1/2033	20	20
Pool # AA0917, 5.50%, 9/1/2033	719	730
Pool # 737825, 6.00%, 9/1/2033	47	48
Pool # 750977, 4.50%, 11/1/2033	40	39
Pool # 725027, 5.00%, 11/1/2033	151	151
Pool # 755109, 5.50%, 11/1/2033	14	14
Pool # 753174, 4.00%, 12/1/2033	206	196
Pool # 725017, 5.50%, 12/1/2033	332	337
Pool # 759424, 5.50%, 1/1/2034	40	40
Pool # 751341, 5.50%, 3/1/2034	36	35
Pool # 770405, 5.00%, 4/1/2034	350	346
Pool # 776708, 5.00%, 5/1/2034	140	140
Pool # AC1317, 4.50%, 9/1/2034	76	73
Pool # 888568, 5.00%, 12/1/2034	104	104
Pool # 810663, 5.00%, 1/1/2035	60	59
Pool # 995003, 7.50%, 1/1/2035	107	110
Pool # 995156, 7.50%, 3/1/2035	122	125
Pool # 735503, 6.00%, 4/1/2035	343	351
Pool # 827776, 5.00%, 7/1/2035	47	46
Pool # 820347, 5.00%, 9/1/2035	224	224
Pool # 745148, 5.00%, 1/1/2036	160	160
Pool # 888417, 6.50%, 1/1/2036	847	860
Pool # 745275, 5.00%, 2/1/2036	129	129
Pool # 833629, 7.00%, 3/1/2036	8	8
Pool # 745418, 5.50%, 4/1/2036	236	240
Pool # 888016, 5.50%, 5/1/2036	322	327
Pool # 888209, 5.50%, 5/1/2036	201	204
Pool # 870770, 6.50%, 7/1/2036	23	24
Pool # 976871, 6.50%, 8/1/2036	592	604
Pool # AA0922, 6.00%, 9/1/2036	1,173	1,211
Pool # 745948, 6.50%, 10/1/2036	129	135
Pool # AA1019, 6.00%, 11/1/2036	144	147
Pool # 888476, 7.50%, 5/1/2037	76	78
Pool # 928584, 6.50%, 8/1/2037	107	111
Pool # 945870, 6.50%, 8/1/2037	171	175
Pool # 986648, 6.00%, 9/1/2037	302	310
Pool # 928670, 7.00%, 9/1/2037	190	188
Pool # 888890, 6.50%, 10/1/2037	242	254
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 888707, 7.50%, 10/1/2037	565	588
Pool # 888892, 7.50%, 11/1/2037	167	177
Pool # AL0662, 5.50%, 1/1/2038	391	397
Pool # 995505, 8.00%, 1/1/2038	11	11
Pool # 929331, 6.00%, 4/1/2038	79	79
Pool # 909236, 7.00%, 9/1/2038	298	314
Pool # 890268, 6.50%, 10/1/2038	293	303
Pool # 995149, 6.50%, 10/1/2038	1,123	1,162
Pool # 934591, 7.00%, 10/1/2038	302	318
Pool # AB2869, 6.00%, 11/1/2038	312	322
Pool # 991908, 7.00%, 11/1/2038	222	230
Pool # 995504, 7.50%, 11/1/2038	143	150
Pool # 257510, 7.00%, 12/1/2038	758	806
Pool # AD0753, 7.00%, 1/1/2039	1,038	1,100
Pool # AD0780, 7.50%, 4/1/2039	697	746
Pool # AC2948, 5.00%, 9/1/2039	427	426
Pool # AC3740, 5.50%, 9/1/2039	160	158
Pool # AC7296, 5.50%, 12/1/2039	235	234
Pool # AD7790, 5.00%, 8/1/2040	2,287	2,286
Pool # AD9151, 5.00%, 8/1/2040	865	865
Pool # AL2059, 4.00%, 6/1/2042	6,049	5,747
Pool # AB9017, 3.00%, 4/1/2043	8,666	7,672
Pool # AT5891, 3.00%, 6/1/2043	11,063	9,795
Pool # AB9860, 3.00%, 7/1/2043	8,143	7,206
Pool # AL7527, 4.50%, 9/1/2043	3,844	3,745
Pool # AL7496, 3.50%, 5/1/2044	16,330	15,044
Pool # AX9319, 3.50%, 12/1/2044	6,017	5,494
Pool # AL7380, 3.50%, 2/1/2045	9,595	8,839
Pool # AS6479, 3.50%, 1/1/2046	22,524	20,749
Pool # BM1213, 4.00%, 4/1/2047	7,964	7,538
Pool # BH7650, 4.00%, 9/1/2047	4,695	4,440
Pool # BM3500, 4.00%, 9/1/2047	26,978	25,839
Pool # BE8344, 4.00%, 11/1/2047	1,194	1,123
Pool # BJ7248, 4.00%, 12/1/2047	3,465	3,258
Pool # BE8349, 4.00%, 1/1/2048	1,943	1,828
Pool # BJ5756, 4.00%, 1/1/2048	4,248	3,965
Pool # BJ7310, 4.00%, 1/1/2048	7,509	7,061
Pool # BJ8237, 4.00%, 1/1/2048	4,417	4,154
Pool # BJ8264, 4.00%, 1/1/2048	3,463	3,255
Pool # BM3375, 4.00%, 1/1/2048	5,703	5,363
Pool # BK1007, 4.00%, 2/1/2048	1,116	1,050
Pool # BK1134, 4.00%, 2/1/2048	4,487	4,219
Pool # BM3665, 4.00%, 3/1/2048	33,081	31,108
Pool # BE8366, 4.50%, 7/1/2048	4,215	4,066
Pool # BK7982, 5.00%, 7/1/2048	4,376	4,372
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BN0271, 4.50%, 9/1/2048	1,123	1,083
Pool # BN1315, 4.50%, 9/1/2048	1,675	1,613
Pool # BN4733, 5.50%, 3/1/2049	243	245
Pool # BK8745, 4.50%, 4/1/2049	2,386	2,289
Pool # FM1939, 4.50%, 5/1/2049	11,935	11,468
Pool # BK8753, 4.50%, 6/1/2049	3,340	3,208
Pool # CA3713, 5.00%, 6/1/2049	1,745	1,712
Pool # BO2305, 4.00%, 7/1/2049	4,518	4,235
Pool # BO5607, 3.50%, 9/1/2049	2,605	2,368
Pool # BO1405, 4.00%, 9/1/2049	5,151	4,805
Pool # BO4392, 3.50%, 1/1/2050	3,948	3,584
Pool # BP5299, 3.50%, 3/1/2050	5,592	5,261
Pool # CA5702, 2.50%, 5/1/2050	49,141	41,254
Pool # CA5729, 3.00%, 5/1/2050	5,431	4,707
Pool # FM3671, 4.50%, 5/1/2050	5,665	5,618
Pool # CA6079, 2.50%, 6/1/2050	45,920	38,324
Pool # BK2746, 2.50%, 7/1/2050	20,189	16,851
Pool # BP9823, 2.50%, 7/1/2050	604	505
Pool # BP9948, 2.50%, 7/1/2050	1,082	904
Pool # CA6361, 2.50%, 7/1/2050	50,391	42,405
Pool # FM4051, 2.50%, 8/1/2050	20,583	17,210
Pool # BQ2143, 2.50%, 9/1/2050	14,146	11,807
Pool # BQ1155, 2.50%, 10/1/2050	17,992	15,027
Pool # BQ7669, 2.50%, 10/1/2050	742	619
Pool # FM8172, 3.00%, 5/1/2051	24,658	21,366
Pool # FM9523, 2.50%, 7/1/2051	15,000	12,738
Pool # CB1411, 3.00%, 8/1/2051	58,735	50,907
Pool # BU0070, 2.50%, 10/1/2051	47,177	39,190
Pool # CB1901, 2.50%, 10/1/2051	43,452	36,646
Pool # MA4466, 2.50%, 11/1/2051	93,065	77,228
Pool # CB2297, 2.50%, 12/1/2051	18,158	15,108
Pool # FS3611, 2.50%, 12/1/2051	7,129	5,985
Pool # CB2637, 2.50%, 1/1/2052	66,248	55,069
Pool # FS0196, 2.50%, 1/1/2052	70,674	58,685
Pool # CB2670, 3.00%, 1/1/2052	60,735	52,340
Pool # BV3339, 2.50%, 2/1/2052	9,703	8,086
Pool # FS4284, 2.50%, 2/1/2052	53,468	44,545
Pool # MA4548, 2.50%, 2/1/2052	59,765	49,522
Pool # FS0882, 2.50%, 3/1/2052	50,052	41,951
Pool # FS5446, 2.50%, 3/1/2052	51,633	42,998
Pool # FS0957, 3.00%, 3/1/2052	36,287	31,267
Pool # FS2246, 3.00%, 3/1/2052	43,034	37,766
Pool # FS4393, 3.00%, 3/1/2052	16,013	13,888
Pool # BU8924, 3.50%, 4/1/2052	26,796	23,969
Pool # BV7119, 4.50%, 4/1/2052	1,001	949
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	45

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BV7121, 4.50%, 4/1/2052	1,151	1,094
Pool # BV7122, 4.50%, 4/1/2052	3,394	3,244
Pool # BV7124, 4.50%, 4/1/2052	1,176	1,119
Pool # BV8375, 4.00%, 5/1/2052 (g)	18,271	16,870
Pool # CB3629, 4.00%, 5/1/2052	43,734	40,424
Pool # FS1669, 4.00%, 5/1/2052	30,547	28,665
Pool # BV7111, 4.50%, 5/1/2052	1,402	1,333
Pool # BV7133, 4.50%, 5/1/2052	1,196	1,137
Pool # CB3786, 4.00%, 6/1/2052	36,319	33,570
Pool # FS4076, 4.00%, 8/1/2052	19,872	18,414
Pool # CB4587, 4.50%, 9/1/2052	18,798	17,824
Pool # CB4628, 5.00%, 9/1/2052	89,020	86,318
Pool # FS2982, 5.00%, 9/1/2052	26,633	25,847
Pool # CB4642, 6.00%, 9/1/2052	19,166	19,265
Pool # CB5267, 4.50%, 12/1/2052 (g)	19,719	18,724
Pool # CB5412, 4.00%, 1/1/2053	7,127	6,583
Pool # CB5666, 4.00%, 2/1/2053	44,272	40,865
Pool # CB5896, 5.00%, 3/1/2053	24,214	23,479
Pool # CB5898, 5.00%, 3/1/2053	20,235	19,685
Pool # CB6313, 5.00%, 5/1/2053	17,421	16,921
Pool # BX4395, 5.50%, 5/1/2053	8,756	8,653
Pool # BY4714, 5.00%, 6/1/2053	137,112	132,952
Pool # BY4776, 5.00%, 7/1/2053	93,068	90,243
Pool # BY4770, 5.50%, 7/1/2053	17,557	17,341
Pool # BY4775, 5.50%, 7/1/2053	12,446	12,293
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	1	1
Pool # 252409, 6.50%, 3/1/2029	41	41
Pool # 653815, 7.00%, 2/1/2033	7	7
Pool # 752786, 6.00%, 9/1/2033	75	75
Pool # CA3029, 4.00%, 1/1/2049	4,978	4,619
Pool # CA5105, 3.50%, 2/1/2050	7,281	6,552
FNMA, Other
Pool # AM7654, 2.86%, 1/1/2025	5,983	5,765
Pool # 470300, 3.64%, 1/1/2025	4,370	4,254
Pool # AM8846, 2.68%, 5/1/2025	5,639	5,389
Pool # AM9149, 2.63%, 6/1/2025	5,827	5,556
Pool # AM9548, 3.17%, 8/1/2025	6,800	6,533
Pool # AM4660, 3.77%, 12/1/2025	4,935	4,784
Pool # AN0767, 3.18%, 1/1/2026	7,743	7,411
Pool # AN1590, 2.40%, 5/1/2026	8,656	8,097
Pool # AN1413, 2.49%, 5/1/2026	20,288	18,996
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,333
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,498
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,232
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 468645, 4.54%, 7/1/2026	2,044	2,017
Pool # AN2367, 2.46%, 8/1/2026	5,899	5,498
Pool # 468927, 4.77%, 8/1/2026	4,946	4,901
Pool # AM6448, 3.25%, 9/1/2026	9,099	8,667
Pool # AM7117, 3.14%, 12/1/2026	17,947	17,006
Pool # AM7262, 3.19%, 12/1/2026	15,577	14,758
Pool # AM7011, 3.22%, 12/1/2026	2,644	2,511
Pool # FN0029, 4.51%, 12/1/2026 (e)	5,012	4,942
Pool # AM8008, 2.94%, 2/1/2027	11,192	10,521
Pool # AM7515, 3.34%, 2/1/2027	16,000	15,166
Pool # AM8745, 2.81%, 5/1/2027	8,994	8,389
Pool # AM8803, 2.78%, 6/1/2027	3,778	3,506
Pool # AM9087, 3.00%, 6/1/2027	15,893	14,853
Pool # AM9170, 3.00%, 6/1/2027	4,233	3,959
Pool # AM9345, 3.25%, 7/1/2027	7,129	6,721
Pool # AN7048, 2.90%, 10/1/2027	6,241	5,794
Pool # AM1469, 2.96%, 11/1/2027	3,506	3,269
Pool # AN7669, 2.83%, 12/1/2027	19,309	17,836
Pool # AN8114, 3.00%, 1/1/2028	7,497	6,969
Pool # AN8048, 3.08%, 1/1/2028	43,775	41,243
Pool # AN7943, 3.10%, 1/1/2028	14,336	13,354
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,113
Pool # AN1600, 2.59%, 6/1/2028	5,996	5,490
Pool # AN9686, 3.52%, 6/1/2028	40,448	38,149
Pool # AN9486, 3.57%, 6/1/2028	26,412	24,941
Pool # AN2005, 2.73%, 7/1/2028	9,434	8,561
Pool # 387806, 3.55%, 8/1/2028	15,289	14,429
Pool # 109782, 3.55%, 9/1/2028	41,558	39,215
Pool # BL0919, 3.82%, 9/1/2028	18,323	17,504
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,441
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,195
Pool # BL1040, 3.81%, 12/1/2028	42,090	40,088
Pool # BL0907, 3.88%, 12/1/2028	11,997	11,468
Pool # BL1435, 3.53%, 1/1/2029	23,289	21,911
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,161
Pool # BL4317, 2.27%, 9/1/2029	4,533	3,969
Pool # AN6846, 2.93%, 10/1/2029	13,119	11,851
Pool # BL4333, 2.52%, 11/1/2029	40,610	35,658
Pool # AM8123, 2.92%, 2/1/2030	7,488	6,782
Pool # AM7785, 3.17%, 2/1/2030	5,759	5,288
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,144
Pool # BS7388, 4.82%, 3/1/2030	10,490	10,440
Pool # AM8692, 3.03%, 4/1/2030	25,000	22,513
Pool # AM8544, 3.08%, 4/1/2030	14,282	13,026
Pool # BS8225, 4.41%, 4/1/2030	15,540	15,142
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,130
Pool # AM8151, 2.94%, 5/1/2030	11,950	10,777
Pool # AN9154, 3.64%, 5/1/2030	3,979	3,724
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,107
Pool # AM9020, 2.97%, 6/1/2030	7,346	6,645
Pool # AM9154, 3.18%, 6/1/2030	8,451	7,750
Pool # BS8461, 4.27%, 6/1/2030	22,856	22,084
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,409
Pool # BS8846, 4.09%, 7/1/2030	34,350	32,822
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,707
Pool # AN9293, 3.71%, 9/1/2030	60,000	55,810
Pool # BS8736, 4.37%, 10/1/2030	9,244	8,922
Pool # BL9494, 1.46%, 12/1/2030	10,000	7,873
Pool # BL0979, 4.05%, 12/1/2030	4,086	3,889
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,255
Pool # BS7921, 4.77%, 1/1/2031	9,208	9,124
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,163
Pool # AH9683, 5.00%, 4/1/2031	220	217
Pool # BS2035, 1.84%, 6/1/2031	33,900	27,327
Pool # AN1829, 2.90%, 6/1/2031	7,099	6,318
Pool # BS2422, 1.67%, 7/1/2031	36,050	28,419
Pool # BS8341, 4.62%, 7/1/2031	2,992	2,930
Pool # BL3298, 2.86%, 8/1/2031	7,000	6,100
Pool # BS9623, IO, 4.91%, 8/1/2031 (g)	5,203	5,150
Pool # BL4310, 2.35%, 10/1/2031	11,154	9,386
Pool # AN2625, 2.50%, 10/1/2031	9,313	8,014
Pool # AN2513, 2.63%, 10/1/2031	25,000	21,353
Pool # BS4338, 1.82%, 1/1/2032	26,665	21,175
Pool # BS4030, 1.96%, 1/1/2032	20,000	16,168
Pool # BS3869, 2.00%, 1/1/2032	36,000	28,871
Pool # BS4650, 2.02%, 1/1/2032	7,541	6,104
Pool # BS4396, 2.05%, 1/1/2032	10,000	8,078
Pool # BS4200, 2.05%, 2/1/2032	34,650	27,915
Pool # BM7037, 1.75%, 3/1/2032 (e)	103,186	81,478
Pool # BL5789, 2.40%, 3/1/2032	12,500	10,464
Pool # BS5130, 2.55%, 4/1/2032	47,840	40,590
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,097
Pool # AN5065, 3.34%, 4/1/2032	26,680	23,886
Pool # BS5330, 2.85%, 5/1/2032	14,317	12,310
Pool # BS5298, 3.07%, 5/1/2032	36,743	32,145
Pool # BS5907, 3.54%, 6/1/2032	10,756	9,755
Pool # BS6033, 3.97%, 7/1/2032	2,081	1,950
Pool # BS6193, 4.12%, 7/1/2032	7,871	7,460
Pool # BS6194, 4.13%, 7/1/2032	3,946	3,748
Pool # BS6301, 3.67%, 8/1/2032	19,145	17,522
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS6258, 3.70%, 8/1/2032	8,167	7,485
Pool # BS6288, 3.89%, 8/1/2032	11,382	10,627
Pool # BS6597, 3.67%, 9/1/2032	13,781	12,516
Pool # BS6305, 3.68%, 9/1/2032	54,320	49,684
Pool # BS6316, 3.76%, 9/1/2032	20,000	18,411
Pool # BS6440, 3.78%, 9/1/2032	10,642	9,818
Pool # BS6339, 3.80%, 9/1/2032	65,061	60,083
Pool # BS6381, 3.89%, 9/1/2032	22,000	20,407
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,594
Pool # BS6845, 4.22%, 10/1/2032	43,000	41,043
Pool # BS6915, 4.60%, 10/1/2032	36,000	35,364
Pool # BS8968, 4.73%, 10/1/2032	15,496	15,292
Pool # BM7110, 3.88%, 11/1/2032 (e)	28,166	26,235
Pool # BS6840, 4.18%, 11/1/2032	8,255	7,856
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,049
Pool # BS6995, 4.18%, 11/1/2032	19,825	18,860
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,336
Pool # BS6969, 4.76%, 11/1/2032	13,935	13,825
Pool # BS9560, IO, 5.30%, 11/1/2032 (g)	4,300	4,378
Pool # AQ7084, 3.50%, 12/1/2032	1,337	1,244
Pool # BS7083, 4.59%, 12/1/2032	34,142	33,424
Pool # BS7019, 4.60%, 12/1/2032	33,325	32,740
Pool # BS7298, 4.86%, 12/1/2032	7,000	6,995
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,261
Pool # 650236, 5.00%, 12/1/2032	4	4
Pool # BS7303, 5.34%, 12/1/2032	10,906	11,207
Pool # BS7496, 4.33%, 1/1/2033	12,054	11,603
Pool # BS7558, 4.40%, 1/1/2033	15,134	14,601
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,120
Pool # BS7147, 4.95%, 1/1/2033	10,746	10,751
Pool # AR7484, 3.50%, 2/1/2033	1,832	1,706
Pool # BS7843, 3.90%, 2/1/2033	60,000	55,575
Pool # BS7850, 4.21%, 2/1/2033	88,000	83,623
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,243
Pool # BS8110, 4.30%, 3/1/2033	44,672	42,756
Pool # BS7786, 4.24%, 4/1/2033	39,102	37,385
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,191
Pool # BS8146, 4.55%, 4/1/2033	49,498	48,318
Pool # BS8055, 4.71%, 4/1/2033	14,699	14,522
Pool # BS8185, 4.17%, 5/1/2033	13,528	12,806
Pool # BS8213, 4.22%, 5/1/2033	18,573	17,762
Pool # BS8546, 4.37%, 5/1/2033	32,295	31,075
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,365
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,480
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,801
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	47

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8609, 4.53%, 5/1/2033	6,149	5,992
Pool # AT7117, 3.50%, 6/1/2033	759	706
Pool # BS8756, 4.14%, 6/1/2033	18,345	17,328
Pool # BS8644, 4.32%, 6/1/2033	22,338	21,415
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,472
Pool # BS8665, 4.34%, 6/1/2033	5,025	4,824
Pool # BS8571, 4.43%, 6/1/2033	6,239	6,028
Pool # AN6000, 3.21%, 7/1/2033	9,503	8,401
Pool # AN9695, 3.67%, 7/1/2033	32,550	29,498
Pool # AN9496, 3.75%, 7/1/2033	24,000	21,977
Pool # AN9950, 3.89%, 7/1/2033	8,956	8,164
Pool # BS9089, 4.51%, 7/1/2033	31,800	30,924
Pool # BS8883, 4.58%, 7/1/2033	35,052	34,278
Pool # BS2642, 1.85%, 8/1/2033	9,225	7,147
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,235
Pool # BS9470, 4.45%, 10/1/2033 (g)	17,758	17,636
Pool # BS9471, 4.45%, 10/1/2033 (g)	16,368	16,255
Pool # BS3315, 1.82%, 11/1/2033	10,924	8,296
Pool # BS4824, 2.50%, 2/1/2034	60,280	48,452
Pool # 810997, 5.50%, 10/1/2034	94	92
Pool # AM7122, 3.61%, 11/1/2034	5,025	4,610
Pool # BL5976, 2.49%, 4/1/2035	22,962	18,032
Pool # AM8474, 3.45%, 4/1/2035	4,524	4,088
Pool # AM8475, 3.45%, 4/1/2035	1,835	1,658
Pool # BL6315, 2.20%, 5/1/2035	5,081	3,874
Pool # AM9188, 3.12%, 6/1/2035	23,000	19,847
Pool # BL7110, 1.76%, 7/1/2035	12,500	9,243
Pool # AM9532, 3.63%, 10/1/2035	3,425	3,134
Pool # BS5413, 3.41%, 12/1/2035	10,250	8,753
Pool # AN0375, 3.76%, 12/1/2035	3,420	3,162
Pool # 256051, 5.50%, 12/1/2035	74	73
Pool # 256128, 6.00%, 2/1/2036	13	13
Pool # 880219, 7.00%, 2/1/2036	58	58
Pool # 868763, 6.50%, 4/1/2036	7	7
Pool # 920934, 6.50%, 1/1/2037	264	266
Pool # 888408, 6.00%, 3/1/2037	195	196
Pool # 888373, 7.00%, 3/1/2037	29	29
Pool # 888412, 7.00%, 4/1/2037	22	23
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,387
Pool # BS5650, 3.87%, 6/1/2037	14,180	12,540
Pool # BS5761, 3.87%, 6/1/2037	10,964	9,745
Pool # 995783, 8.00%, 11/1/2037	73	74
Pool # 257209, 5.50%, 5/1/2038	86	86
Pool # MA0127, 5.50%, 6/1/2039	123	121
Pool # AL2606, 4.00%, 3/1/2042	216	202
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AO7225, 4.00%, 7/1/2042	1,349	1,272
Pool # AO9352, 4.00%, 7/1/2042	1,681	1,585
Pool # AO9353, 4.00%, 7/1/2042	1,919	1,809
Pool # MA1125, 4.00%, 7/1/2042	1,270	1,198
Pool # MA1178, 4.00%, 9/1/2042	7,159	6,753
Pool # MA1213, 3.50%, 10/1/2042	3,123	2,854
Pool # MA1251, 3.50%, 11/1/2042	8,148	7,447
Pool # MA1253, 4.00%, 11/1/2042	6,007	5,665
Pool # AR1397, 3.00%, 1/1/2043	6,120	5,428
Pool # MA1328, 3.50%, 1/1/2043	1,153	1,054
Pool # AQ9999, 3.00%, 2/1/2043	3,006	2,669
Pool # MA1373, 3.50%, 3/1/2043	1,898	1,734
Pool # MA1404, 3.50%, 4/1/2043	5,646	5,159
Pool # AB9096, 4.00%, 4/1/2043	655	617
Pool # AB9196, 3.50%, 5/1/2043	1,673	1,529
Pool # AT4051, 3.50%, 5/1/2043	739	676
Pool # MA1437, 3.50%, 5/1/2043	6,370	5,820
Pool # AT5914, 3.50%, 6/1/2043	3,955	3,614
Pool # MA1463, 3.50%, 6/1/2043	7,805	7,132
Pool # AB9704, 4.00%, 6/1/2043	1,471	1,388
Pool # MA1711, 4.50%, 12/1/2043	8,830	8,540
Pool # AL6167, 3.50%, 1/1/2044	4,144	3,787
Pool # MA1759, 4.00%, 1/1/2044	2,848	2,679
Pool # MA1760, 4.50%, 1/1/2044	2,677	2,589
Pool # AV9286, 4.00%, 2/1/2044	2,250	2,116
Pool # MA1800, 4.00%, 2/1/2044	1,744	1,640
Pool # MA1828, 4.50%, 3/1/2044	6,744	6,523
Pool # MA2429, 4.00%, 10/1/2045	1,953	1,837
Pool # MA2565, 4.00%, 3/1/2046	2,936	2,762
Pool # BM5835, 3.00%, 9/1/2047	10,827	9,484
Pool # AD0523, 6.00%, 11/1/2048	179	176
Pool # BF0131, 3.50%, 8/1/2056	41,188	37,075
Pool # BF0144, 3.50%, 10/1/2056	2,671	2,400
Pool # BF0690, 3.00%, 2/1/2057	10,340	9,038
Pool # BF0230, 5.50%, 1/1/2058	41,271	42,037
Pool # BF0341, 5.50%, 1/1/2059	17,747	17,936
Pool # BM7076, 4.00%, 4/1/2059	46,722	43,587
Pool # BM6734, 4.00%, 8/1/2059	34,194	31,734
Pool # BF0464, 3.50%, 3/1/2060	49,884	44,586
Pool # BF0520, 3.00%, 1/1/2061	70,274	60,728
Pool # BM7075, 3.00%, 3/1/2061	76,399	64,760
Pool # BF0546, 2.50%, 7/1/2061	78,960	63,459
Pool # BF0562, 3.50%, 9/1/2061	59,468	52,782
Pool # BF0577, 2.50%, 12/1/2061	13,713	11,021
Pool # BF0590, 2.50%, 12/1/2061	18,381	14,932
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0579, 3.00%, 12/1/2061	22,082	18,718
Pool # BF0583, 4.00%, 12/1/2061	30,978	28,592
Pool # BF0586, 5.00%, 12/1/2061	14,498	14,101
Pool # BF0617, 2.50%, 3/1/2062	86,975	69,738
Pool # BF0602, 3.00%, 3/1/2062	32,017	27,139
Pool # BF0603, 3.50%, 3/1/2062	22,263	20,008
Pool # BF0604, 3.50%, 3/1/2062	35,253	31,290
Pool # BF0605, 4.00%, 3/1/2062	17,603	16,171
Pool # BF0654, 3.00%, 6/1/2062	37,514	31,799
Pool # BF0648, 3.50%, 6/1/2062	26,241	23,519
Pool # BF0655, 3.50%, 6/1/2062	47,555	42,002
Pool # BF0649, 4.00%, 6/1/2062	22,376	20,763
Pool # BF0677, 4.00%, 9/1/2062	51,896	47,898
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2053 (g)	58,325	48,380
GNMA I, 30 Year
Pool # 352022, 7.00%, 11/15/2023	—	—
Pool # 366706, 6.50%, 1/15/2024	—	—
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 442119, 7.50%, 11/15/2026	2	2
Pool # 411829, 7.50%, 7/15/2027	4	4
Pool # 554108, 6.50%, 3/15/2028	23	23
Pool # 468149, 8.00%, 8/15/2028	2	2
Pool # 468236, 6.50%, 9/15/2028	60	61
Pool # 486537, 7.50%, 9/15/2028	11	11
Pool # 486631, 6.50%, 10/15/2028	3	3
Pool # 466406, 6.00%, 11/15/2028	7	7
Pool # 781328, 7.00%, 9/15/2031	270	278
Pool # 569568, 6.50%, 1/15/2032	242	248
Pool # 591882, 6.50%, 7/15/2032	15	15
Pool # 607645, 6.50%, 2/15/2033	53	54
Pool # 607724, 7.00%, 2/15/2033	38	38
Pool # 783123, 5.50%, 4/15/2033	1,342	1,353
Pool # 604209, 6.50%, 4/15/2033	41	42
Pool # 614546, 5.50%, 6/15/2033	11	11
Pool # 781614, 7.00%, 6/15/2033	83	87
Pool # 781689, 5.50%, 12/15/2033	47	47
Pool # 632415, 5.50%, 7/15/2034	21	21
Pool # 574710, 5.50%, 9/15/2034	17	17
Pool # 782615, 7.00%, 6/15/2035	589	611
Pool # 782025, 6.50%, 12/15/2035	238	244
Pool # 617486, 7.00%, 4/15/2037	50	49
Pool # 782212, 7.50%, 10/15/2037	125	130
Pool # BI6868, 5.00%, 3/15/2049	2,066	2,060
Pool # BM1726, 5.00%, 3/15/2049	1,881	1,875
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CO1894, 4.50%, 7/15/2052	7,629	7,357
Pool # CU0289, 6.50%, 6/15/2053	10,390	10,529
GNMA II
Pool # CE5521, ARM, 6.85%, 8/20/2071 (e)	12,296	12,671
Pool # CE5523, ARM, 6.97%, 8/20/2071 (e)	18,406	18,993
Pool # CE9356, ARM, 6.71%, 9/20/2071 (e)	8,633	8,808
Pool # CE5537, ARM, 6.83%, 9/20/2071 (e)	33,723	34,762
Pool # CE5533, ARM, 6.85%, 9/20/2071 (e)	38,082	39,243
Pool # CE5536, ARM, 6.88%, 9/20/2071 (e)	31,783	32,801
Pool # CE5544, ARM, 6.81%, 10/20/2071 (e)	34,966	35,987
Pool # CE5550, ARM, 6.84%, 10/20/2071 (e)	17,826	18,349
Pool # CE5552, ARM, 6.86%, 11/20/2071 (e)	35,607	36,676
Pool # CK2783, ARM, 6.84%, 2/20/2072 (e)	87,020	89,588
Pool # CK2789, ARM, 6.87%, 2/20/2072 (e)	33,431	34,450
Pool # CM0227, ARM, 6.87%, 2/20/2072 (e)	30,456	31,392
Pool # CM0228, ARM, 7.13%, 2/20/2072 (e)	20,606	21,459
Pool # CL8129, ARM, 6.76%, 3/20/2072 (e)	20,499	21,030
Pool # CK2802, ARM, 6.81%, 3/20/2072 (e)	27,021	27,785
Pool # CK2794, ARM, 6.85%, 3/20/2072 (e)	44,687	46,034
Pool # CK2800, ARM, 6.85%, 3/20/2072 (e)	23,274	23,986
Pool # CM0234, ARM, 6.86%, 3/20/2072 (e)	31,181	32,127
Pool # CK2791, ARM, 6.87%, 3/20/2072 (e)	41,430	42,720
Pool # CM9946, ARM, 6.88%, 3/20/2072 (e)	18,175	18,735
Pool # CK2793, ARM, 6.90%, 3/20/2072 (e)	41,548	42,861
Pool # CK2803, ARM, 6.81%, 4/20/2072 (e)	42,965	44,205
Pool # BL8377, ARM, 6.87%, 4/20/2072 (e)	36,841	38,055
Pool # CN0126, ARM, 6.86%, 5/20/2072 (e)	35,273	36,368
Pool # CN7634, ARM, 6.93%, 6/20/2072 (e)	26,900	27,875
Pool # 786250, ARM, 7.07%, 6/20/2072 (e)	38,961	40,694
Pool # CL8191, ARM, 7.01%, 7/20/2072 (e)	21,209	22,089
Pool # CO0363, ARM, 7.07%, 7/20/2072 (e)	29,456	30,763
Pool # 786556, 4.64%, 1/20/2073 (e)	43,013	40,957
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	—
Pool # 1989, 8.50%, 4/20/2025	2	2
Pool # 2006, 8.50%, 5/20/2025	1	1
Pool # 2141, 8.00%, 12/20/2025	1	1
Pool # 2234, 8.00%, 6/20/2026	2	2
Pool # 2270, 8.00%, 8/20/2026	2	2
Pool # 2285, 8.00%, 9/20/2026	3	3
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	6	6
Pool # 2512, 8.00%, 11/20/2027	5	6
Pool # 2525, 8.00%, 12/20/2027	4	4
Pool # 2549, 7.50%, 2/20/2028	3	3
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	49

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2562, 6.00%, 3/20/2028	14	14
Pool # 2646, 7.50%, 9/20/2028	11	11
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 2781, 6.50%, 7/20/2029	242	247
Pool # 4224, 7.00%, 8/20/2038	61	63
Pool # 4245, 6.00%, 9/20/2038	1,609	1,690
Pool # 783389, 6.00%, 8/20/2039	749	782
Pool # 783444, 5.50%, 9/20/2039	405	409
Pool # 783967, 4.25%, 12/20/2044	4,368	4,208
Pool # AK8791, 3.75%, 7/20/2045	1,456	1,360
Pool # BD0481, 4.00%, 12/20/2047	1,494	1,407
Pool # BD0484, 4.50%, 12/20/2047	5,745	5,483
Pool # BE0207, 4.50%, 2/20/2048	4,421	4,230
Pool # BE0208, 4.50%, 2/20/2048	5,463	5,235
Pool # BE5169, 4.50%, 2/20/2048	5,346	5,132
Pool # BA7567, 4.50%, 5/20/2048	1,719	1,633
Pool # BG6360, 5.00%, 5/20/2048	6,793	6,828
Pool # BF2574, 5.50%, 5/20/2048	130	131
Pool # BI0728, 5.00%, 7/20/2048	7,498	7,472
Pool # BD0551, 4.50%, 8/20/2048	2,192	2,114
Pool # BI5288, 5.00%, 8/20/2048	9,193	9,107
Pool # BI5289, 5.00%, 8/20/2048	13,909	13,916
Pool # AY2411, 4.25%, 9/20/2048	3,500	3,308
Pool # 784598, 5.00%, 9/20/2048	9,979	10,035
Pool # 784626, 4.50%, 10/20/2048	1,300	1,248
Pool # BK2586, 5.00%, 11/20/2048	1,280	1,270
Pool # BJ7082, 5.00%, 12/20/2048	512	501
Pool # BJ7085, 5.00%, 12/20/2048	1,130	1,132
Pool # BK7169, 5.00%, 12/20/2048	6,387	6,320
Pool # BK8878, 4.50%, 2/20/2049	2,511	2,410
Pool # BK7189, 5.00%, 2/20/2049	6,403	6,361
Pool # BJ9972, 5.50%, 2/20/2049	1,348	1,354
Pool # BK7198, 4.50%, 3/20/2049	2,829	2,699
Pool # BK7199, 5.00%, 3/20/2049	1,201	1,196
Pool # BL8042, 5.00%, 3/20/2049	6,342	6,286
Pool # BL9333, 5.00%, 3/20/2049	2,851	2,865
Pool # BG0079, 5.50%, 3/20/2049	826	830
Pool # BL6756, 5.50%, 3/20/2049	308	306
Pool # BJ1322, 5.00%, 4/20/2049	4,316	4,375
Pool # BJ9622, 5.00%, 4/20/2049	1,973	1,930
Pool # BK7209, 5.00%, 4/20/2049	4,752	4,734
Pool # BL6758, 5.50%, 4/20/2049	1,158	1,163
Pool # BM9664, 4.50%, 5/20/2049	7,214	7,002
Pool # BM9683, 5.00%, 6/20/2049	14,663	14,620
Pool # BO2880, 5.00%, 6/20/2049	433	424
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BN3950, 5.50%, 6/20/2049	2,177	2,187
Pool # BN2629, 4.00%, 7/20/2049	12,257	11,722
Pool # BI0926, 5.00%, 7/20/2049	869	853
Pool # BI0927, 5.00%, 7/20/2049	604	592
Pool # BM2186, 5.00%, 7/20/2049	606	595
Pool # BM2187, 5.00%, 7/20/2049	309	302
Pool # BO2871, 5.00%, 7/20/2049	373	364
Pool # BO2872, 5.00%, 7/20/2049	974	966
Pool # BO2878, 5.00%, 7/20/2049	624	613
Pool # BO2879, 5.00%, 7/20/2049	656	641
Pool # BO3162, 5.00%, 7/20/2049	45,491	46,609
Pool # BO3173, 5.00%, 7/20/2049	1,173	1,149
Pool # BO3174, 5.00%, 7/20/2049	359	351
Pool # BO3175, 5.00%, 7/20/2049	220	221
Pool # BO8226, 5.00%, 7/20/2049	387	378
Pool # BO8229, 5.00%, 7/20/2049	5,203	5,254
Pool # BO8235, 5.00%, 7/20/2049	646	633
Pool # BO8236, 5.00%, 7/20/2049	428	419
Pool # BP4243, 5.00%, 8/20/2049	11,026	11,028
Pool # BN2649, 3.50%, 9/20/2049	3,280	2,999
Pool # BM9713, 4.50%, 9/20/2049	2,362	2,260
Pool # BP4337, 4.50%, 9/20/2049	15,051	14,756
Pool # BQ3224, 4.50%, 9/20/2049	13,411	12,887
Pool # 784810, 5.00%, 9/20/2049	12,491	12,248
Pool # BM9734, 4.00%, 10/20/2049	3,629	3,436
Pool # 784847, 4.50%, 11/20/2049	20,657	19,688
Pool # BQ8694, 4.50%, 11/20/2049	857	831
Pool # BQ8696, 4.50%, 11/20/2049	913	887
Pool # BR2686, 4.50%, 11/20/2049	2,133	2,047
Pool # BR2687, 4.50%, 11/20/2049	4,199	4,058
Pool # BR2688, 4.50%, 11/20/2049	2,403	2,313
Pool # BR2689, 4.50%, 11/20/2049	3,021	2,955
Pool # BR2739, 4.50%, 11/20/2049	1,603	1,577
Pool # BR2756, 4.50%, 11/20/2049	2,117	2,058
Pool # BR2757, 4.50%, 11/20/2049	2,173	2,106
Pool # BR3820, 4.50%, 11/20/2049	349	334
Pool # BR3821, 4.50%, 11/20/2049	777	742
Pool # BS0953, 4.50%, 11/20/2049	1,736	1,707
Pool # BQ4131, 3.50%, 12/20/2049	12,472	11,512
Pool # BI0940, 4.50%, 12/20/2049	623	598
Pool # BQ3796, 4.50%, 12/20/2049	1,934	1,886
Pool # BR2730, 4.50%, 12/20/2049	773	742
Pool # BR2731, 4.50%, 12/20/2049	701	676
Pool # BR2732, 4.50%, 12/20/2049	1,260	1,245
Pool # BR2755, 4.50%, 12/20/2049	1,124	1,078
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BR3822, 4.50%, 12/20/2049	871	832
Pool # BR3823, 4.50%, 12/20/2049	1,191	1,152
Pool # BR3824, 4.50%, 12/20/2049	910	890
Pool # BS0951, 4.50%, 12/20/2049	1,866	1,800
Pool # BS0952, 4.50%, 12/20/2049	1,328	1,292
Pool # BQ4132, 3.50%, 1/20/2050	5,155	4,714
Pool # BQ4133, 3.50%, 1/20/2050	5,525	5,071
Pool # BR1548, 3.50%, 1/20/2050	3,917	3,707
Pool # BS8380, 4.50%, 2/20/2050	2,980	2,954
Pool # BP8085, 3.00%, 3/20/2050	4,099	3,603
Pool # BR3892, 4.00%, 3/20/2050	9,992	9,308
Pool # BT8094, 4.00%, 4/20/2050	1,119	1,048
Pool # BT8095, 4.00%, 4/20/2050	5,610	5,256
Pool # BT8096, 4.00%, 4/20/2050	7,806	7,310
Pool # BT8097, 4.00%, 4/20/2050	7,843	7,418
Pool # BT8098, 4.00%, 4/20/2050	9,457	8,972
Pool # BT8099, 4.00%, 4/20/2050	7,504	7,158
Pool # BW7042, 3.50%, 9/20/2050	20,223	18,359
Pool # 785294, 3.50%, 1/20/2051	56,944	50,572
Pool # MA7534, 2.50%, 8/20/2051	250,244	213,055
Pool # MA7649, 2.50%, 10/20/2051	36,602	31,163
Pool # CH9031, 3.50%, 10/20/2051	21,851	19,838
Pool # CI9257, 3.50%, 11/20/2051	25,805	23,432
Pool # CK1527, 3.50%, 12/20/2051	7,391	6,756
Pool # CK1600, 4.00%, 1/20/2052	16,130	15,081
Pool # CK7137, 4.00%, 1/20/2052	29,321	26,879
Pool # 786362, 3.00%, 2/20/2052	38,226	32,893
Pool # CL2553, 4.00%, 2/20/2052	19,703	18,062
Pool # CM2213, 3.00%, 3/20/2052	7,732	6,799
Pool # CL2574, 4.00%, 3/20/2052	12,186	11,171
Pool # CL2575, 4.00%, 3/20/2052	5,807	5,414
Pool # CM1194, 4.00%, 4/20/2052	14,677	13,454
Pool # MA8200, 4.00%, 8/20/2052	157,804	147,002
Pool # CS4305, 5.50%, 6/20/2053	33,922	33,789
Pool # CS4391, 5.50%, 7/20/2053	39,940	39,782
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	531	499
Pool # 4285, 6.00%, 11/20/2038	11	11
Pool # AD0862, 3.75%, 1/20/2039	934	869
Pool # 784879, 4.10%, 11/20/2069 (e)	13,532	12,646
Pool # 785137, 3.10%, 8/20/2070 (e)	17,732	15,483
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 785183, 2.93%, 10/20/2070 (e)	34,645	30,504
Pool # 785863, 3.09%, 12/20/2071 (e)	12,235	10,620
Total Mortgage-Backed Securities (Cost $9,200,351)		8,589,485
Asset-Backed Securities — 12.9%
Academic Loan Funding Trust Series 2013-1A, Class A, 6.20%, 12/26/2044 (b) (e)	1,419	1,369
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	54,511	43,609
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	4,632	4,459
ACHV ABS TRUST Series 2023-1PL, Class A, 6.42%, 3/18/2030 (b)	1,164	1,165
ACM Auto Trust Series 2023-1A, Class A, 6.61%, 1/22/2030 (b)	17,304	17,278
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	7,804	7,448
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	3,556	3,315
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	6,401	5,640
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	6,169	5,335
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	232	211
Series 2015-2, Class A, 4.00%, 9/22/2027	10,193	9,263
Series 2016-2, Class A, 3.65%, 6/15/2028	4,879	4,278
Series 2016-3, Class AA, 3.00%, 10/15/2028	8,157	7,272
Series 2017-2, Class A, 3.60%, 10/15/2029	8,147	7,155
Series 2021-1, Class B, 3.95%, 7/11/2030	10,994	9,589
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (b)	341	340
Series 2022-4, Class C, 7.86%, 2/15/2029 (b)	14,000	14,185
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	10,522	10,284
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 (b)	2,400	2,346
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (b)	8,100	7,963
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	7,229
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	8,375	8,154
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	3,660
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	51

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	16,970	16,848
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	15,371	14,825
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	7,420	7,288
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (b)	1,415	1,390
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (b)	40,100	37,540
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	2,949	2,743
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 (b)	15,495	14,554
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	12,912	12,211
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	9,600	8,782
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (b)	20,000	18,078
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (b)	19,000	17,196
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (b)	7,800	6,997
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (b)	28,018	25,220
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (b)	22,000	19,763
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (b)	22,082	19,714
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (b)	12,065	10,633
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (b)	10,050	8,494
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	1,351	1,338
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	3,470	3,231
Series 2020-AA, Class B, 2.79%, 7/17/2046 (b)	2,750	2,399
Arm Master Trust LLC Agricultural Loan Backed Notes Series 2021-T1, Class A, 2.43%, 11/15/2027 ‡ (b)	31,250	29,380
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	24,040	22,530
Bastion Funding I LLC, 7.12%, 4/25/2038 ‡	24,022	23,422
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bedrock Abs I LLC, 7.95%, 12/27/2037 ‡	32,837	33,178
Bridge Trust Series 2022-SFR1, Class D, 4.45%, 11/17/2037 (b)	17,966	16,884
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	6,022	5,597
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	9,676	8,700
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	8,239	7,209
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (b)	6,013	5,674
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (b)	28,279	25,593
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	3,001	2,670
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	65,244	61,199
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (b)	4,548	4,489
Series 2023-A, Class B, 6.31%, 11/15/2038 (b)	31,257	30,536
Caerus Uinta Abs LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 ‡ (b)	18,255	18,215
Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (b)	27,926	27,890
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	12,195	9,991
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,687	5,031
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,934	4,834
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (b) (f)	38,058	33,485
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	67,179	62,625
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (b) (e)	10,744	10,465
Chase Funding Trust
Series 2003-4, Class 1A5, 4.91%, 5/25/2033 (f)	608	572
Series 2003-6, Class 1A5, 4.83%, 11/25/2034 (f)	682	658
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (f)	1,162	1,113
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,022
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X, 9.11%, 12/15/2024 (b) (e)	13,799	13,828
Series 2021-1, Class A1Y, 9.11%, 12/15/2024 (b) (e)	3,067	3,067
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	60,885	58,538
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.85%, 6/25/2040 (b) (e)	2,260	159
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	5,250	4,790
Series 2019-2, Class C, 3.68%, 6/15/2052 (b)	5,526	4,971
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	19,542	18,582
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	10,000	10,152
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class C, 2.28%, 2/15/2030 (b)	12,000	11,704
Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	43,105	41,522
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	50,000	49,773
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	42,250	41,703
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	5,100	5,121
Series 2023-2A, Class B, 6.61%, 7/15/2033 (b)	33,379	32,889
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	29,600	29,655
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	43,500	43,542
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	1,766	1,748
Crown Castle Towers LLC, 4.24%, 7/15/2028 (b)	10,000	9,241
CVS Pass-Through Trust, 6.94%, 1/10/2030	718	728
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 6.18%, 3/25/2034 (e)	48	47
Series 2004-1, Class M2, 6.25%, 3/25/2034 (e)	37	36
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-1, Class 3A, 5.99%, 4/25/2034 (e)	220	202
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.33%, 10/25/2034 (e)	55	53
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	39,693	38,594
Drive Auto Receivables Trust Series 2019-4, Class D, 2.70%, 2/16/2027	5,936	5,875
DT Auto Owner Trust
Series 2020-3A, Class C, 1.47%, 6/15/2026 (b)	3,751	3,687
Series 2022-3A, Class C, 7.69%, 7/17/2028 (b)	15,250	15,502
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	46,500	47,776
Series 2023-1A, Class D, 6.44%, 11/15/2028 (b)	15,550	15,423
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	9,358	9,317
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	10,000	10,015
Series 2023-3A, Class D, 7.12%, 5/15/2029 (b)	13,224	13,332
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (b)	1,278	1,223
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	863	822
Exeter Automobile Receivables Trust
Series 2019-1A, Class D, 4.13%, 12/16/2024 (b)	12	12
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	5,746	5,696
Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	12,398	12,159
Series 2022-5A, Class C, 6.51%, 12/15/2027	8,600	8,579
Series 2023-2A, Class C, 5.75%, 7/17/2028	22,895	22,615
Series 2022-3A, Class D, 6.76%, 9/15/2028	39,700	39,658
Series 2022-5A, Class D, 7.40%, 2/15/2029	12,600	12,773
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,806	14,301
Series 2023-3A, Class D, 6.68%, 4/16/2029	7,000	6,991
Series 2023-1A, Class D, 6.69%, 6/15/2029	8,805	8,807
Series 2023-4A, Class D, 6.95%, 12/17/2029	14,269	14,528
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	4,151	4,004
Series 2022-2A, Class A, 6.14%, 12/15/2027 (b)	28,264	27,975
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	53

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	22,316	22,112
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (b)	6,450	5,925
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (b)	11,250	10,358
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	57,000	52,008
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (b)	7,187	6,516
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	14,400	12,509
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	12,500	10,759
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (b)	36,486	33,292
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	50,000	44,798
Flagship Credit Auto Trust Series 2022-4, Class D, 8.86%, 10/16/2028 (b)	11,330	11,923
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (b) (e)	116,200	110,680
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (e)	56,650	49,572
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (e)	43,050	35,976
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	57,016	47,413
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	65,000	60,795
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (b)	40,000	39,244
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,154	79,659
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	2,932	2,893
Series 2019-1A, Class C, 5.66%, 11/15/2034 (b)	18,930	18,095
Series 2020-1A, Class A, 3.54%, 7/16/2040 (b)	15,002	14,502
Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (b)	900	859
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FREED ABS Trust
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (b)	8,000	7,968
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (b)	23,473	23,589
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (b)	14,500	14,760
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (e)	71	59
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class C, 5.30%, 4/17/2028 (b)	15,905	15,577
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	19,357	19,034
Series 2023-3A, Class D, 6.44%, 5/15/2029 (b)	9,293	9,266
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (b)	14,140	14,057
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A2A, 5.74%, 9/16/2026	22,275	22,282
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	60	59
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	20,179	16,773
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	53,632	50,987
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (b)	8,621	7,599
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	2,555	2,255
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (b)	11,952	10,549
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (b)	11,667	11,160
Harvest SBA Loan Trust Series 2021-1, Class A, 7.43%, 4/25/2048 ‡ (b) (e)	3,391	3,309
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	8,380	7,338
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (b)	10,507	9,532
HERO Funding II (Cayman Islands)
3.75%, 9/21/2044 ‡	3,851	3,305
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (b)	860	835
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	3,071	2,687
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (b)	920	814
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (b)	1,918	1,732
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	6,828	6,137
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	488	485
Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	5,932	5,569
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (b)	10,170	9,783
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	39,390	34,033
Series 2021-2, Class E2, 2.95%, 12/17/2026 (b)	9,387	8,101
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	41,597	34,711
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A4, 4.94%, 11/16/2026 (b)	13,250	13,093
INVH Mezzanin Frn Series 2021-SFR1, 2.50%, 1/25/2024 ‡	35,000	34,650
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	1,998	2,015
Series 2020-1, Class B, 7.75%, 11/15/2028	5,907	5,993
Jonah, 7.80%, 11/10/2037 ‡ (b)	40,822	39,565
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	32,843	32,155
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (b) (e)	187	— (h)
Series 2014-1, Class A, IO, 1.43%, 10/25/2032 (b) (e)	6,936	202
Series 2012-4, Class A, IO, 0.79%, 9/25/2037 (b) (e)	11,151	210
Series 2012-2, Class A, IO, 0.87%, 8/25/2038 (b) (e)	8,459	149
Series 2013-2, Class A, IO, 1.89%, 3/25/2039 (b) (e)	7,108	236
Series 2012-6, Class A, IO, 0.61%, 5/25/2039 (b) (e)	7,554	91
Series 2014-2, Class A, IO, 3.26%, 4/25/2040 (b) (e)	1,847	133
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-2, Class A, IO, 2.94%, 7/25/2041 (b) (e)	2,223	225
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	5,400	5,278
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (b)	32,938	32,566
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.67%, 12/15/2026 ‡ (b) (e)	11,216	11,183
Series 2020-VFN1, Class A2B1, 9.67%, 12/15/2026 ‡ (b) (e)	4,769	4,760
Lendmark Funding Trust
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	9,780	8,063
Series 2022-1A, Class D, 8.16%, 7/20/2032 (b)	27,660	27,894
LFT CRE Ltd. Series 2021-FL1, Class C, 7.37%, 6/15/2039 (b) (e)	29,810	28,478
LMREC LLC Series 2021-CRE4, Class A, 6.48%, 4/22/2037 (b) (e)	4,362	4,301
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 6.18%, 2/25/2034 (e)	571	547
Series 2004-3, Class M1, 6.28%, 7/25/2034 (e)	227	217
LP LMS Asset Securitization Trust
3.23%, 10/15/2028 ‡	76	76
Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (b)	25,329	25,175
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	2,439	2,429
Series 2021-BA, Class D, 3.42%, 11/20/2036 (b)	11,935	9,942
Series 2022-AA, Class B, 7.20%, 10/20/2037 (b)	17,850	17,840
Marlette Funding Trust
Series 2022-2A, Class B, 5.50%, 8/15/2032 (b)	13,500	13,327
Series 2023-1A, Class B, 6.50%, 4/15/2033 (b)	10,764	10,759
Series 2023-2A, Class B, 6.54%, 6/15/2033 (b)	18,255	18,257
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (b)	47,500	47,701
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	3,202	3,074
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	55

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	4,182	4,005
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.80%, 11/25/2033 (f)	752	698
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	18,684	17,421
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	30,800	28,010
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	41,633	37,556
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (b)	4,908	4,736
Series 2022-1A, Class D, 5.54%, 2/20/2029 (b)	4,235	3,995
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	3,400	3,363
Series 2023-1A, Class D, 7.76%, 3/20/2030 (b)	10,792	10,764
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030 ‡	983	958
Series 2018, Class B, 4.61%, 2/9/2030 ‡	307	299
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	15,213	14,968
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	14,177	13,606
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (b)	15,554	15,500
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	38,800	35,350
Series 2022-A, Class A, 5.05%, 6/9/2031 (b)	26,300	25,598
Series 2022-A, Class B, 5.25%, 6/9/2031 (b)	13,299	12,476
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	8,000	7,279
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 (b)	3,607	3,448
Pendoor Proper, Zero Coupon, 2/15/2026 ‡	68,650	64,531
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (b) (f)	14,849	14,171
PNMAC GMSR Issuer Trust Series 2022-GT1, Class A, 9.54%, 5/25/2027 (b) (e)	60,745	60,517
Presidio Finance LLC, 7.81%, 12/25/2038 ‡	25,000	25,000
Prestige Auto Receivables Trust
Series 2022-1A, Class B, 6.55%, 7/17/2028 (b)	8,700	8,703
Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	5,800	5,808
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (f)	15,850	15,144
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (e)	35,139	32,272
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (b) (f)	18,227	16,974
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (f)	35,910	34,696
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (b) (f)	21,253	20,006
Progress Residential Trust
Series 2020-SFRMEZZ, 6.38%, 10/16/2025 ‡	45,000	42,948
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	55,300	50,459
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (b)	27,421	25,656
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (b)	16,700	14,734
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,543	6,613
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	47,000	40,624
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (b)	11,560	9,722
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (b)	23,735	19,865
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (b)	50,390	46,628
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (b)	14,649	12,628
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (b)	21,816	18,689
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (e)	36,657	34,731
Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (f)	48,228	45,218
PureWest Christie's International Real Estate (France), 8.78%, 6/25/2038 ‡	72,750	72,750
Purewest Funding II LLC Series 2022-1, Class A1, 5.81%, 12/5/2037 ‡ (b)	34,388	33,317
Raisa Funding I LLC, 7.60%, 6/15/2038 ‡	23,272	23,272
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (b) (e)	7,262	6,978
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (b)	16,100	15,616
Series 2022-2B, Class B, 8.51%, 11/17/2032 (b)	17,183	17,477
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (f)	96	27
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	3,286	2,932
Santander Drive Auto Receivables Trust
Series 2023-2, Class B, 5.24%, 5/15/2028	38,000	37,510
Series 2023-2, Class C, 5.47%, 12/16/2030	20,100	19,801
Series 2022-7, Class C, 6.69%, 3/17/2031	13,325	13,508
SART
Series 2018-1, 4.76%, 6/15/2025 ‡	5,743	5,697
Series 2A, 2.75%, 4/15/2026 ‡	210	210
Series 3, 2.50%, 7/15/2027 ‡	1,050	1,045
SART CRR Series 4A, 2.51%, 10/15/2024 ‡	1,344	1,297
SCF Equipment Leasing LLC
Series 2022-1A, Class D, 3.79%, 11/20/2031 (b)	11,735	10,488
Series 2022-2A, Class B, 6.50%, 2/20/2032 (b)	15,677	15,616
Series 2022-2A, Class D, 6.50%, 10/20/2032 (b)	19,930	18,959
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.85%, 1/25/2036 (f)	373	299
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.51%, 7/20/2037 (b)	2,874	2,726
Series 2022-1A, Class C, 3.94%, 10/20/2038 (b)	3,465	3,230
Series 2023-1A, Class B, 5.83%, 1/20/2040 (b)	12,200	11,984
Series 2023-1A, Class C, 7.00%, 1/20/2040 (b)	6,690	6,619
Series 2023-2A, Class B, 6.28%, 4/20/2040 (b)	16,577	16,577
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,028	2,668
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 2.73%, 10/16/2026 (b) (f)	20,533	18,742
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 (f)	48	48
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 (f)	39	38
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	26	23
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	157	74
Terra ABS I LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (b)	28,857	30,372
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (b)	27,649	30,149
Tricolor Auto Securitization Trust
Series 2022-1A, Class B, 4.34%, 5/15/2025 (b)	3,367	3,344
Series 2022-1A, Class C, 4.71%, 8/15/2025 (b)	3,495	3,443
Series 2022-1A, Class D, 5.38%, 1/15/2026 (b)	6,285	6,108
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (b)	4,641	4,308
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (b)	11,000	10,118
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	4,631	4,574
Series 2013-1, Class A, 4.30%, 8/15/2025	14,300	13,704
Series 2016-2, Class B, 3.65%, 10/7/2025	15,114	14,245
Series 2016-1, Class B, 3.65%, 1/7/2026	1,592	1,477
Series 2018-1, Class B, 4.60%, 3/1/2026	13,193	12,470
Series 2014-1, Class A, 4.00%, 4/11/2026	4,408	4,201
Series 2014-2, Class A, 3.75%, 9/3/2026	7,852	7,390
Series 2019-2, Class B, 3.50%, 5/1/2028	7,968	7,214
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,982	1,809
Series 2016-1, Class A, 3.45%, 7/7/2028	18,794	16,725
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,277	1,139
Series 2016-2, Class A, 3.10%, 10/7/2028	18,063	15,668
Series 2018-1, Class AA, 3.50%, 3/1/2030	15,496	13,901
Series 2018-1, Class A, 3.70%, 3/1/2030	6,156	5,335
Series 2019-1, Class AA, 4.15%, 8/25/2031	12,231	11,383
Series 2019-1, Class A, 4.55%, 8/25/2031	11,065	9,953
Series 2019-2, Class AA, 2.70%, 5/1/2032	6,443	5,428
United Auto Credit Securitization Trust
Series 2022-2, Class B, 5.41%, 12/10/2025 (b)	4,500	4,483
Series 2022-2, Class C, 5.81%, 5/10/2027 (b)	1,927	1,906
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	57

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1, Class C, 6.28%, 7/10/2028 (b)	8,000	7,922
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	39,589	39,391
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	2,126	2,056
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (b)	14,609	14,618
US Airways Pass-Through Trust
Series 2011-1, Class A, 7.13%, 10/22/2023	13,788	13,784
Series 2012-1, Class A, 5.90%, 10/1/2024	6,048	6,007
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 (b)	40,434	26,538
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (f)	19,368	18,451
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (b) (f)	12,284	11,693
vMobo, Inc., 7.46%, 7/18/2027 ‡	110,582	100,906
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (f)	6,427	5,903
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (b) (f)	14,752	13,332
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (f)	31,664	29,803
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (f)	39,695	37,470
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (f)	33,747	31,449
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (f)	13,599	13,046
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (f)	46,862	44,341
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (f)	37,109	34,645
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (b)	2,787	2,615
Westgate Resorts LLC
Series 2020-1A, Class B, 3.96%, 3/20/2034 (b)	8,887	8,716
Series 2023-1A, Class A, 5.84%, 12/20/2037 (b)	20,782	20,402
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	42,655	39,716
Series 2022-3A, Class D, 6.68%, 4/17/2028 (b)	70,490	70,574
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	18,890	18,860
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

WH Master Fund Frn, 9.65%, 11/15/2024 ‡ (b)	27,349	27,075
Total Asset-Backed Securities (Cost $5,423,340)		5,176,340
Commercial Mortgage-Backed Securities — 5.8%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 (b) (e)	21,000	16,194
Series 2018-20TS, Class E, 3.20%, 5/15/2035 (b) (e)	13,399	9,703
Acrc Series TL-2021A3.75%, 11/15/2026 ‡ (b)	37,000	32,937
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class D, 3.72%, 4/14/2033 (b) (e)	5,875	5,223
Series 2014-520M, Class C, 4.35%, 8/15/2046 (b) (e)	7,700	4,978
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	42,760
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 1.17%, 1/12/2045 (b) (e)	439	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	5,817	5,259
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK45, 1.64%, 2/28/2025 (b) (e)	13,760	12,682
Series 2021-FRR1, Class BKW1, 1.63%, 1/29/2026 (b) (e)	14,340	12,277
Series 2021-FRR1, Class AKW1, 1.93%, 1/29/2026 (b) (e)	16,010	14,236
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (b) (e)	14,570	12,946
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	15,527
Series 2021-FRR1, Class AK58, 2.32%, 9/29/2029 (b) (e)	28,730	25,262
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.18%, 10/15/2048 ‡ (b) (e)	707	1
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,114
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (b) (e)	53,745	48,370
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	7,550	7,116
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (b)	14,250	13,296
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	13,535
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	8,853
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	16,820
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 (b) (e)	15,593	—
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,263
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	12,400
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (b) (e)	4,000	3,574
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	13,313	12,441
Series KJ17, Class A2, 2.98%, 11/25/2025	15,490	14,958
Series K737, Class AM, 2.10%, 10/25/2026	24,520	22,424
Series K065, Class AM, 3.33%, 5/25/2027	11,657	10,972
Series K066, Class A2, 3.12%, 6/25/2027	8,171	7,665
Series K070, Class A2, 3.30%, 11/25/2027 (e)	17,323	16,327
Series K072, Class A2, 3.44%, 12/25/2027	14,689	13,873
Series K072, Class AM, 3.50%, 12/25/2027 (e)	19,000	17,908
Series W5FX, Class AFX, 3.34%, 4/25/2028 (e)	21,769	20,314
Series K081, Class A2, 3.90%, 8/25/2028 (e)	13,531	12,995
Series K082, Class AM, 3.92%, 9/25/2028 (e)	12,035	11,534
Series K087, Class A2, 3.77%, 12/25/2028	4,150	3,958
Series K088, Class A2, 3.69%, 1/25/2029	355	337
Series K115, Class XAM, IO, 1.65%, 7/25/2030 (e)	44,581	3,848
Series K118, Class XAM, IO, 1.26%, 9/25/2030 (e)	21,865	1,474
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	19,346
Series K137, Class AM, 1.98%, 12/25/2031 (e)	29,800	23,880
Series K138, Class AM, 1.89%, 1/25/2032	24,220	19,171
Series K142, Class A2, 2.40%, 3/25/2032	58,400	48,616
Series K145, Class A2, 2.58%, 5/25/2032	40,795	34,337
Series K146, Class A2, 2.92%, 6/25/2032	27,100	23,440
Series K-150, Class AM, 3.52%, 9/25/2032 (e)	25,000	22,506
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	50,460	46,380
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K-151, Class A2, 3.80%, 10/25/2032 (e)	100,650	93,126
Series K-153, Class A2, 3.82%, 12/25/2032 (e)	75,000	69,425
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	16,523
Series Q013, Class APT2, 1.17%, 5/25/2050 (e)	14,343	12,685
Series K146, Class AM, 2.92%, 6/25/2054	27,000	23,124
Series K145, Class AM, 2.58%, 6/25/2055	42,900	35,848
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	3,813	3,782
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (e)	1,440	1,425
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	5,489	5,352
Series 2015-M1, Class A2, 2.53%, 9/25/2024	7,867	7,604
Series 2015-M7, Class A2, 2.59%, 12/25/2024	4,602	4,434
Series 2015-M2, Class A3, 3.11%, 12/25/2024 (e)	8,225	7,968
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (e)	8,456	8,131
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (e)	37,628	35,894
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (e)	91,597	85,092
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (e)	8,120	7,537
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	38,287	36,151
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	26,930	25,269
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (e)	29,183	27,410
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (e)	9,238	8,650
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (e)	20,792	19,232
Series 2018-M4, Class A2, 3.17%, 3/25/2028 (e)	19,606	18,289
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (e)	80,552	75,184
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (e)	31,977	30,099
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	45,168	42,600
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	59

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (e)	30,438	28,878
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	7,767	6,764
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (e)	49,045	3,179
Series 2019-M7, Class A2, 3.14%, 4/25/2029	34,738	32,039
Series 2017-M5, Class A2, 3.17%, 4/25/2029 (e)	5,650	5,233
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,609	13,288
Series 2020-M5, Class A2, 2.21%, 1/25/2030	40,711	35,114
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (e)	15,600	14,226
Series 2020-M50, Class A2, 1.20%, 10/25/2030	12,026	10,627
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (e)	170,757	10,491
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (e)	28,657	22,653
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (e)	45,000	35,804
Series 2022-M10, Class A2, 2.00%, 1/25/2032 (e)	5,800	4,657
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	48,740	39,498
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (e)	60,253	50,997
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (e)	56,250	52,234
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	11,379	10,702
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (e)	145,857	12,313
Series 2022-M5, Class A1, 2.44%, 1/1/2034 (e)	15,595	13,793
Series 2019-M10, Class X, IO, 0.79%, 5/25/2049 (e)	75,502	2,923
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.87%, 7/25/2024 (b) (e)	27,500	26,764
Series 2018-K731, Class C, 4.07%, 2/25/2025 (b) (e)	5,000	4,799
Series 2018-KSL1, Class B, 3.98%, 11/25/2025 (b) (e)	10,011	9,242
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (b) (e)	5,645	4,941
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-KHG2, Class B, 3.17%, 2/25/2030 (b) (e)	13,500	11,318
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (b) (e)	5,000	4,135
Series 2015-K44, Class B, 3.85%, 1/25/2048 (b) (e)	769	742
Series 2015-K45, Class B, 3.73%, 4/25/2048 (b) (e)	11,025	10,587
Series 2015-K47, Class B, 3.71%, 6/25/2048 (b) (e)	5,000	4,802
Series 2015-K51, Class B, 4.09%, 10/25/2048 (b) (e)	10,000	9,577
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (e)	8,451	8,031
Series 2017-K67, Class B, 4.08%, 9/25/2049 (b) (e)	10,500	9,756
Series 2017-K729, Class B, 3.80%, 11/25/2049 (b) (e)	8,000	7,726
Series 2017-K63, Class B, 4.01%, 2/25/2050 (b) (e)	20,000	18,677
Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (e)	6,000	5,285
Series 2019-K90, Class B, 4.46%, 2/25/2052 (b) (e)	8,500	7,873
Series 2020-K737, Class B, 3.42%, 1/25/2053 (b) (e)	10,000	9,250
GAM Re-REMIC Trust Series 2021-FRR2, Class BK44, 1.72%, 9/27/2051 ‡ (b) (e)	21,129	19,137
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	34,011
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 1.71%, 12/27/2046 (b) (e)	14,610	14,355
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.23%, 8/12/2037 (b) (e)	6,446	2
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (e)	1,619	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	7,824
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 7.53%, 4/15/2038 (b) (e)	15,700	15,351
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	34,805
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	81,600	50,497
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	40,900	38,806
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,373	3,966
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	23,158	18,480
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	7,858
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	53,733
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	492	457
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.71%, 5/10/2063 (b) (e)	3,696	—
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (b) (e)	2,438	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,356
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.13%, 3/15/2045 (b) (e)	2,500	1,751
Total Commercial Mortgage-Backed Securities (Cost $2,544,056)		2,318,171
Collateralized Mortgage Obligations — 5.1%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,210	2,186
Series 2005-1CB, Class 1A6, IF, IO, 1.67%, 3/25/2035 (e)	666	38
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (e)	3,635	188
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (e)	2,520	69
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	994	842
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	44	19
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (e)	11,457	458
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (e)	3,183	90
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	805	617
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	12	9
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	386	333
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (e)	2	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aml-prop CAP 2022-e Frn, 6.45%, 10/15/2024 ‡	14,318	14,174
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (b)	28,916	27,174
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (b) (f)	24,617	24,506
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (e)	231	77
Baml PIMCO Frn, Zero Coupon, 6/15/2024 ‡	20,654	20,630
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	8	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	99	68
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	84	82
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	147	122
Series 2005-7, Class 30, PO, 11/25/2035	79	78
Series 2005-8, Class 30, PO, 1/25/2036	28	18
Series 2006-1, Class X, PO, 1/25/2036	30	18
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 4.75%, 4/25/2033 (e)	15	15
Baring Frn Series 2021-EBO1, Class PA, Zero Coupon, 5/22/2024 ‡	15,128	15,108
Bear Stearns ARM Trust
Series 2003-2, Class A5, 4.46%, 1/25/2033 (b) (e)	419	408
Series 2003-7, Class 3A, 4.66%, 10/25/2033 (e)	18	17
Series 2004-2, Class 14A, 3.86%, 5/25/2034 (e)	184	168
Series 2006-1, Class A1, 6.80%, 2/25/2036 (e)	450	430
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	15	10
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	23	16
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 4.80%, 6/25/2035 (e)	153	149
Series 2007-A2, Class 1A1, 5.15%, 6/25/2035 (e)	55	54
Series 2007-A1, Class 1A3, 4.52%, 2/25/2037 (e)	105	102
Series 2007-A1, Class 9A1, 4.74%, 2/25/2037 (e)	114	110
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	61

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-A1, Class 2A1, 5.27%, 2/25/2037 (e)	201	190
Series 2007-A1, Class 7A1, 5.46%, 2/25/2037 (e)	23	22
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	13	7
Series 2002-18, PO, 11/25/2032	38	27
Series 2004-3, Class A26, 5.50%, 4/25/2034	110	104
Series 2004-3, Class A4, 5.75%, 4/25/2034	74	71
Series 2004-HYB1, Class 2A, 4.70%, 5/20/2034 (e)	57	53
Series 2004-HYB3, Class 2A, 3.91%, 6/20/2034 (e)	237	218
Series 2004-7, Class 2A1, 2.52%, 6/25/2034 (e)	32	30
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	478	470
Series 2004-HYB6, Class A3, 4.41%, 11/20/2034 (e)	188	177
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	33
Series 2005-16, Class A23, 5.50%, 9/25/2035	45	29
Series 2005-22, Class 2A1, 3.65%, 11/25/2035 (e)	772	627
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	170	150
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (e)	122	121
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.85%, 9/25/2033 (b) (e)	418	409
Series 2004-UST1, Class A6, 5.91%, 8/25/2034 (e)	43	39
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (e)	1,706	1,597
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	12	8
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	16	16
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	8	7
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	48	44
Series 2005-1, Class 2A1A, 3.14%, 2/25/2035 (e)	149	125
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	415	401
Series 2005-5, Class 1A2, 4.60%, 8/25/2035 (e)	371	303
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 8.64%, 1/25/2043 (b) (e)	17,575	18,002
Series 2023-R06, Class 1M2, 7.99%, 7/25/2043 (b) (e)	9,750	9,805
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.65%, 2/25/2033 (e)	388	378
Series 2003-AR15, Class 3A1, 5.40%, 6/25/2033 (e)	49	47
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	176	167
Series 2003-23, Class 1P, PO, 10/25/2033	199	139
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	10	9
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	151	145
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	478	460
Series 2005-9, Class AP, PO, 10/25/2035	33	23
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	826	89
Series 2005-10, Class AP, PO, 11/25/2035	40	26
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (e)	20,051	18,639
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (b) (e)	15,682	14,975
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (b) (e)	19,072	18,474
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (b) (f)	22,438	21,791
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	4,373	4,709
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.73%, 2/25/2020 (e)	36	35
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (b) (e)	26,863	22,395
FHLMC - GNMA
Series 24, Class ZE, 6.25%, 11/25/2023	—	—
Series 29, Class L, 7.50%, 4/25/2024	6	6
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	1,162	1,200
Series R007, Class ZA, 6.00%, 5/15/2036	1,544	1,590
FHLMC, REMIC
Series 1608, Class L, 6.50%, 9/15/2023	5	5
Series 1573, Class PZ, 7.00%, 9/15/2023	—	—
Series 2571, Class SK, IF, 11.63%, 9/15/2023 (e)	—	—
Series 1602, Class SA, IF, 5.52%, 10/15/2023 (e)	—	—
Series 1591, Class PV, 6.25%, 10/15/2023	—	—
Series 2709, Class PG, 5.00%, 11/15/2023	17	17
Series 2710, Class HB, 5.50%, 11/15/2023	—	—
Series 1642, Class PJ, 6.00%, 11/15/2023	1	1
Series 2720, Class PC, 5.00%, 12/15/2023	2	2
Series 1983, Class Z, 6.50%, 12/15/2023	1	1
Series 2283, Class K, 6.50%, 12/15/2023	2	2
Series 1658, Class GZ, 7.00%, 1/15/2024	1	1
Series 1865, Class D, PO, 2/15/2024	3	3
Series 1671, Class L, 7.00%, 2/15/2024	1	1
Series 1686, Class SH, IF, 7.31%, 2/15/2024 (e)	—	—
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (e)	1	1
Series 1709, Class FA, 2.96%, 3/15/2024 (e)	—	—
Series 1699, Class FC, 5.90%, 3/15/2024 (e)	—	—
Series 1695, Class EB, 7.00%, 3/15/2024	1	1
Series 1706, Class K, 7.00%, 3/15/2024	5	5
Series 2033, Class SN, IF, IO, 18.79%, 3/15/2024 (e)	1	—
Series 1720, Class PL, 7.50%, 4/15/2024	2	2
Series 2306, Class K, PO, 5/15/2024	2	2
Series 2306, Class SE, IF, IO, 6.79%, 5/15/2024 (e)	4	—
Series 1737, Class L, 6.00%, 6/15/2024	4	4
Series 1745, Class D, 7.50%, 8/15/2024	7	7
Series 3614, Class QB, 4.00%, 12/15/2024	133	131
Series 2903, Class Z, 5.00%, 12/15/2024	22	22
Series 2967, Class S, IF, 4.66%, 4/15/2025 (e)	10	9
Series 3684, Class CY, 4.50%, 6/15/2025	489	483
Series 3022, Class SX, IF, 3.62%, 8/15/2025 (e)	7	7
Series 3051, Class DP, IF, 4.69%, 10/15/2025 (e)	26	24
Series 3793, Class AB, 3.50%, 1/15/2026	803	784
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1829, Class ZB, 6.50%, 3/15/2026	1	1
Series 1863, Class Z, 6.50%, 7/15/2026	4	4
Series 1890, Class H, 7.50%, 9/15/2026	6	6
Series 1899, Class ZE, 8.00%, 9/15/2026	19	19
Series 1927, Class ZA, 6.50%, 1/15/2027	18	18
Series 1927, Class PH, 7.50%, 1/15/2027	45	45
Series 1963, Class Z, 7.50%, 1/15/2027	16	17
Series 1935, Class FL, 6.00%, 2/15/2027 (e)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	29	28
Series 1970, Class PG, 7.25%, 7/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	21	21
Series 2019, Class Z, 6.50%, 12/15/2027	26	26
Series 2038, Class PN, IO, 7.00%, 3/15/2028	27	3
Series 2040, Class PE, 7.50%, 3/15/2028	71	73
Series 2054, Class PV, 7.50%, 5/15/2028	30	30
Series 2063, Class PG, 6.50%, 6/15/2028	42	42
Series 2064, Class TE, 7.00%, 6/15/2028	8	8
Series 2070, Class C, 6.00%, 7/15/2028	34	34
Series 2075, Class PM, 6.25%, 8/15/2028	105	105
Series 2075, Class PH, 6.50%, 8/15/2028	98	99
Series 2086, Class GB, 6.00%, 9/15/2028	12	12
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	41	3
Series 2095, Class PE, 6.00%, 11/15/2028	79	79
Series 2106, Class ZD, 6.00%, 12/15/2028	178	178
Series 2388, Class FB, 5.90%, 1/15/2029 (e)	39	39
Series 2110, Class PG, 6.00%, 1/15/2029	219	219
Series 2125, Class JZ, 6.00%, 2/15/2029	53	53
Series 2126, Class CB, 6.25%, 2/15/2029	195	196
Series 2132, Class SB, IF, 8.05%, 3/15/2029 (e)	6	6
Series 2141, IO, 7.00%, 4/15/2029	3	—
Series 2169, Class TB, 7.00%, 6/15/2029	194	198
Series 2163, Class PC, IO, 7.50%, 6/15/2029	16	1
Series 2172, Class QC, 7.00%, 7/15/2029	113	117
Series 2176, Class OJ, 7.00%, 8/15/2029	57	59
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	34	35
Series 2204, Class GB, 8.00%, 12/20/2029 (e)	3	1
Series 2208, Class PG, 7.00%, 1/15/2030	102	105
Series 2209, Class TC, 8.00%, 1/15/2030	28	29
Series 2210, Class Z, 8.00%, 1/15/2030	115	120
Series 2224, Class CB, 8.00%, 3/15/2030	26	28
Series 3654, Class DC, 5.00%, 4/15/2030	4,029	3,980
Series 2230, Class Z, 8.00%, 4/15/2030	35	37
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	63

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2234, Class PZ, 7.50%, 5/15/2030	28	29
Series 2247, Class Z, 7.50%, 8/15/2030	31	32
Series 2256, Class MC, 7.25%, 9/15/2030	57	60
Series 2259, Class ZM, 7.00%, 10/15/2030	84	86
Series 2262, Class Z, 7.50%, 10/15/2030	7	7
Series 2271, Class PC, 7.25%, 12/15/2030	81	85
Series 2296, Class PD, 7.00%, 3/15/2031	59	61
Series 2313, Class LA, 6.50%, 5/15/2031	14	14
Series 2325, Class PM, 7.00%, 6/15/2031	32	33
Series 2359, Class ZB, 8.50%, 6/15/2031	95	102
Series 2332, Class ZH, 7.00%, 7/15/2031	100	104
Series 2344, Class ZD, 6.50%, 8/15/2031	585	594
Series 2344, Class ZJ, 6.50%, 8/15/2031	74	76
Series 2345, Class NE, 6.50%, 8/15/2031	55	56
Series 2351, Class PZ, 6.50%, 8/15/2031	49	49
Series 2367, Class ME, 6.50%, 10/15/2031	68	69
Series 2399, Class OH, 6.50%, 1/15/2032	74	74
Series 2399, Class TH, 6.50%, 1/15/2032	84	86
Series 2475, Class S, IF, IO, 2.70%, 2/15/2032 (e)	251	23
Series 2410, Class QX, IF, IO, 3.35%, 2/15/2032 (e)	48	3
Series 2412, Class SP, IF, 5.49%, 2/15/2032 (e)	119	124
Series 2410, Class QS, IF, 5.71%, 2/15/2032 (e)	133	140
Series 2418, Class FO, 6.20%, 2/15/2032 (e)	125	126
Series 2410, Class OE, 6.38%, 2/15/2032	20	20
Series 2410, Class NG, 6.50%, 2/15/2032	99	101
Series 2420, Class XK, 6.50%, 2/15/2032	130	133
Series 2444, Class ES, IF, IO, 2.65%, 3/15/2032 (e)	100	8
Series 2450, Class SW, IF, IO, 2.70%, 3/15/2032 (e)	65	6
Series 2423, Class TB, 6.50%, 3/15/2032	172	172
Series 2430, Class WF, 6.50%, 3/15/2032	149	153
Series 2423, Class MC, 7.00%, 3/15/2032	89	92
Series 2423, Class MT, 7.00%, 3/15/2032	108	112
Series 2434, Class ZA, 6.50%, 4/15/2032	260	261
Series 2435, Class CJ, 6.50%, 4/15/2032	225	230
Series 2441, Class GF, 6.50%, 4/15/2032	38	39
Series 2434, Class TC, 7.00%, 4/15/2032	199	206
Series 2436, Class MC, 7.00%, 4/15/2032	49	50
Series 2455, Class GK, 6.50%, 5/15/2032	120	120
Series 2450, Class GZ, 7.00%, 5/15/2032	118	124
Series 2458, Class ZM, 6.50%, 6/15/2032	89	90
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2466, Class DH, 6.50%, 6/15/2032	40	41
Series 2466, Class PH, 6.50%, 6/15/2032	144	147
Series 2474, Class NR, 6.50%, 7/15/2032	131	133
Series 2484, Class LZ, 6.50%, 7/15/2032	170	172
Series 3393, Class JO, PO, 9/15/2032	415	356
Series 2500, Class MC, 6.00%, 9/15/2032	179	181
Series 2835, Class QO, PO, 12/15/2032	20	17
Series 2571, Class SY, IF, 5.87%, 12/15/2032 (e)	98	96
Series 2543, Class YX, 6.00%, 12/15/2032	334	339
Series 2544, Class HC, 6.00%, 12/15/2032	128	130
Series 2571, Class FY, 6.05%, 12/15/2032 (e)	166	167
Series 2552, Class ME, 6.00%, 1/15/2033	206	209
Series 2567, Class QD, 6.00%, 2/15/2033	189	192
Series 2575, Class ME, 6.00%, 2/15/2033	827	838
Series 2596, Class QG, 6.00%, 3/15/2033	120	120
Series 2586, Class WI, IO, 6.50%, 3/15/2033	77	12
Series 2631, Class SA, IF, 5.13%, 6/15/2033 (e)	272	279
Series 2692, Class SC, IF, 2.68%, 7/15/2033 (e)	109	104
Series 2642, Class SL, IF, 4.20%, 7/15/2033 (e)	4	3
Series 2653, Class PZ, 5.00%, 7/15/2033	1,347	1,316
Series 4238, Class WY, 3.00%, 8/15/2033	2,099	1,962
Series 2671, Class S, IF, 5.04%, 9/15/2033 (e)	78	79
Series 2733, Class SB, IF, 3.24%, 10/15/2033 (e)	2,031	1,876
Series 2780, Class SY, IF, 4.83%, 11/15/2033 (e)	41	42
Series 2722, Class PF, 5.90%, 12/15/2033 (e)	690	689
Series 3920, Class LP, 5.00%, 1/15/2034	993	982
Series 2744, Class PE, 5.50%, 2/15/2034	4	4
Series 2802, Class OH, 6.00%, 5/15/2034	267	269
Series 3611, PO, 7/15/2034	422	356
Series 3305, Class MG, IF, 7.52%, 7/15/2034 (e)	164	168
Series 2990, Class GO, PO, 2/15/2035	134	112
Series 2929, Class MS, IF, 4.83%, 2/15/2035 (e)	174	151
Series 3077, Class TO, PO, 4/15/2035	71	69
Series 2968, Class EH, 6.00%, 4/15/2035	4,339	4,334
Series 2981, Class FA, 5.70%, 5/15/2035 (e)	215	212
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2990, Class WP, IF, 3.35%, 6/15/2035 (e)	4	4
Series 2988, Class AF, 5.60%, 6/15/2035 (e)	350	340
Series 3014, Class OD, PO, 8/15/2035	33	28
Series 3085, Class WF, 6.10%, 8/15/2035 (e)	199	200
Series 3029, Class SO, PO, 9/15/2035	102	90
Series 3064, Class SG, IF, 2.32%, 11/15/2035 (e)	129	135
Series 3102, Class HS, IF, 5.12%, 1/15/2036 (e)	19	19
Series 3101, Class UZ, 6.00%, 1/15/2036	480	492
Series 3117, Class AO, PO, 2/15/2036	208	186
Series 3117, Class EO, PO, 2/15/2036	106	89
Series 3117, Class OG, PO, 2/15/2036	67	57
Series 3117, Class OK, PO, 2/15/2036	95	79
Series 3122, Class OH, PO, 3/15/2036	128	109
Series 3122, Class OP, PO, 3/15/2036	119	107
Series 3134, PO, 3/15/2036	27	23
Series 3122, Class ZB, 6.00%, 3/15/2036	28	30
Series 3138, PO, 4/15/2036	139	116
Series 3147, PO, 4/15/2036	243	217
Series 3607, Class AO, PO, 4/15/2036	260	212
Series 3607, Class BO, PO, 4/15/2036	477	398
Series 3137, Class XP, 6.00%, 4/15/2036	344	354
Series 3219, Class DI, IO, 6.00%, 4/15/2036	244	46
Series 3819, Class ZQ, 6.00%, 4/15/2036	2,523	2,572
Series 3149, Class SO, PO, 5/15/2036	79	62
Series 3151, PO, 5/15/2036	165	132
Series 3153, Class EO, PO, 5/15/2036	204	169
Series 3233, Class OP, PO, 5/15/2036	35	30
Series 3171, Class MO, PO, 6/15/2036	286	253
Series 3523, Class SD, IF, 5.08%, 6/15/2036 (e)	100	92
Series 3164, Class MG, 6.00%, 6/15/2036	64	65
Series 3179, Class OA, PO, 7/15/2036	89	73
Series 3194, Class SA, IF, IO, 1.80%, 7/15/2036 (e)	41	5
Series 3181, Class AZ, 6.50%, 7/15/2036	283	291
Series 3195, Class PD, 6.50%, 7/15/2036	237	239
Series 3200, PO, 8/15/2036	154	125
Series 3202, Class HI, IF, IO, 1.35%, 8/15/2036 (e)	2,022	156
Series 3200, Class AY, 5.50%, 8/15/2036	617	620
Series 3645, Class KZ, 5.50%, 8/15/2036	220	220
Series 3213, Class OA, PO, 9/15/2036	80	68
Series 3218, Class AO, PO, 9/15/2036	71	55
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3225, Class EO, PO, 10/15/2036	165	136
Series 3232, Class ST, IF, IO, 1.40%, 10/15/2036 (e)	252	18
Series 3704, Class DT, 7.50%, 11/15/2036	2,115	2,237
Series 3256, PO, 12/15/2036	93	75
Series 3704, Class CT, 7.00%, 12/15/2036	4,901	5,129
Series 3704, Class ET, 7.50%, 12/15/2036	1,714	1,823
Series 3261, Class OA, PO, 1/15/2037	93	75
Series 3260, Class CS, IF, IO, 0.84%, 1/15/2037 (e)	148	11
Series 3274, Class JO, PO, 2/15/2037	25	22
Series 3510, Class OD, PO, 2/15/2037	227	187
Series 3275, Class FL, 5.74%, 2/15/2037 (e)	129	125
Series 3274, Class B, 6.00%, 2/15/2037	199	194
Series 3286, PO, 3/15/2037	10	8
Series 3290, Class SB, IF, IO, 1.15%, 3/15/2037 (e)	290	18
Series 3443, Class SY, IF, 5.26%, 3/15/2037 (e)	82	82
Series 3373, Class TO, PO, 4/15/2037	98	79
Series 3302, Class UT, 6.00%, 4/15/2037	236	243
Series 3316, PO, 5/15/2037	170	135
Series 3318, Class AO, PO, 5/15/2037	3	3
Series 3607, PO, 5/15/2037	954	763
Series 3315, Class HZ, 6.00%, 5/15/2037	180	179
Series 3326, Class JO, PO, 6/15/2037	15	12
Series 3331, PO, 6/15/2037	90	74
Series 3607, Class OP, PO, 7/15/2037	886	713
Series 4032, Class TO, PO, 7/15/2037	1,224	973
Series 3344, Class SL, IF, IO, 1.30%, 7/15/2037 (e)	155	13
Series 4048, Class FJ, 4.40%, 7/15/2037 (e)	2,255	2,179
Series 3365, PO, 9/15/2037	140	113
Series 3371, Class FA, 5.90%, 9/15/2037 (e)	67	67
Series 3387, Class SA, IF, IO, 1.12%, 11/15/2037 (e)	1,109	71
Series 3383, Class SA, IF, IO, 1.15%, 11/15/2037 (e)	648	55
Series 3404, Class SC, IF, IO, 0.70%, 1/15/2038 (e)	1,254	75
Series 3422, Class SE, IF, 4.19%, 2/15/2038 (e)	53	53
Series 3423, Class PB, 5.50%, 3/15/2038	1,041	1,049
Series 3424, Class PI, IF, IO, 1.50%, 4/15/2038 (e)	632	57
Series 3453, Class B, 5.50%, 5/15/2038	80	79
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	65

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3455, Class SE, IF, IO, 0.90%, 6/15/2038 (e)	572	55
Series 3461, Class LZ, 6.00%, 6/15/2038	64	65
Series 3461, Class Z, 6.00%, 6/15/2038	1,431	1,432
Series 3481, Class SJ, IF, IO, 0.55%, 8/15/2038 (e)	836	55
Series 3895, Class WA, 5.65%, 10/15/2038 (e)	290	292
Series 3501, Class CB, 5.50%, 1/15/2039	707	709
Series 3511, Class SA, IF, IO, 0.70%, 2/15/2039 (e)	347	19
Series 3546, Class A, 4.34%, 2/15/2039 (e)	267	264
Series 3531, Class SM, IF, IO, 0.80%, 5/15/2039 (e)	63	2
Series 3531, Class SA, IF, IO, 1.00%, 5/15/2039 (e)	482	7
Series 3549, Class FA, 6.50%, 7/15/2039 (e)	53	53
Series 3607, Class TO, PO, 10/15/2039	447	355
Series 3608, Class SC, IF, IO, 0.95%, 12/15/2039 (e)	312	20
Series 3621, Class BO, PO, 1/15/2040	397	329
Series 3802, Class LS, IF, IO, 1.45%, 1/15/2040 (e)	2,322	102
Series 3632, Class BS, IF, 15.65%, 2/15/2040 (e)	1,197	1,116
Series 3740, Class SB, IF, IO, 0.70%, 10/15/2040 (e)	1,000	53
Series 3740, Class SC, IF, IO, 0.70%, 10/15/2040 (e)	894	74
Series 3779, Class GZ, 4.50%, 12/15/2040	6,502	5,939
Series 3779, Class Z, 4.50%, 12/15/2040	16,417	15,842
Series 3860, Class PZ, 5.00%, 5/15/2041	10,755	10,678
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (e)	683	644
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (e)	1,707	1,703
Series 4048, Class FB, 5.70%, 10/15/2041 (e)	1,733	1,714
Series 3957, Class B, 4.00%, 11/15/2041	1,101	1,038
Series 3966, Class NA, 4.00%, 12/15/2041	1,052	1,000
Series 4012, Class FN, 5.80%, 3/15/2042 (e)	3,145	3,087
Series 4077, Class FB, 5.80%, 7/15/2042 (e)	1,316	1,273
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,530
Series 4257, Class DZ, 2.50%, 10/15/2043	6,260	5,116
Series 3688, Class GT, 7.54%, 11/15/2046 (e)	2,420	2,568
Series 4809, Class ZM, 4.00%, 7/15/2048	23,913	22,044
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4837, Class ZB, 4.00%, 10/15/2048	8,186	7,630
Series 5008, Class LB, 1.50%, 8/25/2050	21,619	16,897
Series 5190, Class PH, 2.50%, 2/25/2052	23,265	20,559
FHLMC, STRIPS
Series 197, PO, 4/1/2028	156	143
Series 233, Class 11, IO, 5.00%, 9/15/2035	447	86
Series 233, Class 12, IO, 5.00%, 9/15/2035	385	62
Series 233, Class 13, IO, 5.00%, 9/15/2035	723	124
Series 239, Class S30, IF, IO, 2.40%, 8/15/2036 (e)	1,366	161
Series 262, Class 35, 3.50%, 7/15/2042	14,033	12,952
Series 264, Class F1, 5.85%, 7/15/2042 (e)	5,402	5,241
Series 270, Class F1, 5.80%, 8/15/2042 (e)	1,962	1,897
Series 299, Class 300, 3.00%, 1/15/2043	1,026	919
Series 310, PO, 9/15/2043	3,266	2,408
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.35%, 7/25/2032 (e)	317	297
Series T-48, Class 1A, 4.40%, 7/25/2033 (e)	931	876
Series T-76, Class 2A, 2.26%, 10/25/2037 (e)	5,353	4,529
Series T-42, Class A5, 7.50%, 2/25/2042	1,279	1,289
Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	262	259
Series T-54, Class 2A, 6.50%, 2/25/2043	1,503	1,539
Series T-54, Class 3A, 7.00%, 2/25/2043	481	495
Series T-56, Class A5, 5.23%, 5/25/2043	3,191	3,032
Series T-57, Class 1AP, PO, 7/25/2043	107	82
Series T-57, Class 1A3, 7.50%, 7/25/2043	299	316
Series T-58, Class A, PO, 9/25/2043	117	92
Series T-58, Class 4A, 7.50%, 9/25/2043	1,679	1,694
Series T-59, Class 1AP, PO, 10/25/2043	133	70
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,623	1,637
Series T-62, Class 1A1, 5.63%, 10/25/2044 (e)	1,775	1,609
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	443	223
Series 2007-FA4, Class 1A2, IF, IO, 0.22%, 8/25/2037 (e)	4,651	333
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,068	1,104
Series 2003-W8, Class 3F1, 5.80%, 5/25/2042 (e)	144	143
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	286	283
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	471	472
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,667	1,623
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	580	585
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	636	644
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	174	179
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	157	160
Series 2004-W15, Class 2AF, 5.65%, 8/25/2044 (e)	513	507
Series 2005-W3, Class 2AF, 5.62%, 3/25/2045 (e)	4,268	4,223
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	223	222
Series 2006-W2, Class 2A, 3.54%, 11/25/2045 (e)	585	576
Series 2006-W2, Class 1AF1, 5.62%, 2/25/2046 (e)	1,905	1,880
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (e)	278	280
Series 2001-T3, Class A1, 7.50%, 11/25/2040	493	494
Series 2002-T4, Class A1, 6.50%, 12/25/2041	5,847	5,938
Series 2002-T16, Class A2, 7.00%, 7/25/2042	614	636
Series 2004-T2, Class 2A, 4.21%, 7/25/2043 (e)	400	390
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	886	903
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	98	99
Series 2004-T3, Class PT1, 9.42%, 1/25/2044 (e)	122	127
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,601	1,615
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	657	675
FNMA, REMIC
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 2.56%, 9/25/2023 (e)	—	—
Series 1993-178, Class PK, 6.50%, 9/25/2023	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (e)	—	—
Series 1993-179, Class SB, IF, 4.40%, 10/25/2023 (e)	—	—
Series 1993-183, Class KA, 6.50%, 10/25/2023	1	1
Series 1993-189, Class PL, 6.50%, 10/25/2023	1	1
Series 1999-52, Class NS, IF, 8.25%, 10/25/2023 (e)	—	—
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (e)	—	—
Series 1995-19, Class Z, 6.50%, 11/25/2023	1	1
Series 1993-247, Class SA, IF, 5.35%, 12/25/2023 (e)	—	—
Series 2002-1, Class UD, IF, 5.59%, 12/25/2023 (e)	—	—
Series 1993-230, Class FA, 6.00%, 12/25/2023 (e)	—	—
Series 1993-247, Class FE, 6.40%, 12/25/2023 (e)	—	—
Series 1993-225, Class UB, 6.50%, 12/25/2023	1	1
Series 1993-247, Class SU, IF, 7.16%, 12/25/2023 (e)	—	—
Series 1994-37, Class L, 6.50%, 3/25/2024	3	3
Series 1994-40, Class Z, 6.50%, 3/25/2024	23	23
Series 1994-62, Class PK, 7.00%, 4/25/2024	42	42
Series 1994-63, Class PK, 7.00%, 4/25/2024	15	15
Series 2004-53, Class NC, 5.50%, 7/25/2024	1	1
Series 2004-65, Class EY, 5.50%, 8/25/2024	31	31
Series 2004-81, Class JG, 5.00%, 11/25/2024	77	76
Series 1995-2, Class Z, 8.50%, 1/25/2025	2	2
Series G95-1, Class C, 8.80%, 1/25/2025	3	3
Series 2005-67, Class EY, 5.50%, 8/25/2025	155	152
Series 2005-121, Class DX, 5.50%, 1/25/2026	62	61
Series 2006-94, Class GK, IF, 6.24%, 10/25/2026 (e)	28	28
Series 1996-48, Class Z, 7.00%, 11/25/2026	19	19
Series 1997-20, IO, 1.84%, 3/25/2027 (e)	2	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	12	13
Series 1997-29, Class J, 7.50%, 4/20/2027	19	19
Series 1997-32, Class PG, 6.50%, 4/25/2027	36	36
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	67

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-39, Class PD, 7.50%, 5/20/2027	55	55
Series 1997-42, Class ZC, 6.50%, 7/18/2027	3	3
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	16	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	20	20
Series 2008-55, Class S, IF, IO, 2.20%, 7/25/2028 (e)	579	25
Series 2009-11, Class NB, 5.00%, 3/25/2029	225	221
Series 1999-18, Class Z, 5.50%, 4/18/2029	16	16
Series 1999-17, Class C, 6.35%, 4/25/2029	13	13
Series 1999-62, Class PB, 7.50%, 12/18/2029	21	21
Series 2000-2, Class ZE, 7.50%, 2/25/2030	111	114
Series 2000-20, Class SA, IF, IO, 3.70%, 7/25/2030 (e)	15	—
Series 2000-52, IO, 8.50%, 1/25/2031	8	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	15	16
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,911	2,772
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	111	13
Series 2001-30, Class PM, 7.00%, 7/25/2031	57	58
Series 2001-36, Class DE, 7.00%, 8/25/2031	111	114
Series 2001-60, Class QS, IF, 5.59%, 9/25/2031 (e)	80	82
Series 2001-49, Class Z, 6.50%, 9/25/2031	30	31
Series 2001-44, Class MY, 7.00%, 9/25/2031	145	151
Series 2001-44, Class PD, 7.00%, 9/25/2031	24	25
Series 2001-44, Class PU, 7.00%, 9/25/2031	21	22
Series 2001-52, Class KB, 6.50%, 10/25/2031	21	22
Series 2003-52, Class SX, IF, 6.74%, 10/25/2031 (e)	45	49
Series 2004-74, Class SW, IF, 4.81%, 11/25/2031 (e)	61	63
Series 2001-60, Class PX, 6.00%, 11/25/2031	186	188
Series 2001-61, Class Z, 7.00%, 11/25/2031	214	220
Series 2001-72, Class SX, IF, 4.89%, 12/25/2031 (e)	4	4
Series 2001-81, Class LO, PO, 1/25/2032	5	5
Series 2002-1, Class SA, IF, 7.63%, 2/25/2032 (e)	18	20
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (e)	138	4
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (e)	2	2
Series 2002-21, Class LO, PO, 4/25/2032	6	5
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-15, Class ZA, 6.00%, 4/25/2032	490	487
Series 2002-21, Class PE, 6.50%, 4/25/2032	83	85
Series 2002-28, Class PK, 6.50%, 5/25/2032	171	174
Series 2002-37, Class Z, 6.50%, 6/25/2032	79	80
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	280	28
Series 2002-48, Class GH, 6.50%, 8/25/2032	218	224
Series 2004-61, Class SH, IF, 2.39%, 11/25/2032 (e)	25	25
Series 2002-71, Class AP, 5.00%, 11/25/2032	31	30
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,437	1,447
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (e)	66	68
Series 2004-59, Class BG, PO, 12/25/2032	39	33
Series 2002-77, Class S, IF, 4.58%, 12/25/2032 (e)	32	33
Series 2002-78, Class Z, 5.50%, 12/25/2032	445	440
Series 2003-9, Class NZ, 6.50%, 2/25/2033	79	81
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	50	2
Series 2003-22, Class UD, 4.00%, 4/25/2033	788	748
Series 2003-35, Class EA, PO, 5/25/2033	25	21
Series 2003-42, Class GB, 4.00%, 5/25/2033	59	57
Series 2003-34, Class AX, 6.00%, 5/25/2033	129	130
Series 2003-34, Class ED, 6.00%, 5/25/2033	559	564
Series 2003-34, Class GE, 6.00%, 5/25/2033	369	373
Series 2003-39, IO, 6.00%, 5/25/2033 (e)	33	5
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	315	56
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	588	49
Series 2003-47, Class PE, 5.75%, 6/25/2033	264	266
Series 2003-64, Class SX, IF, 0.77%, 7/25/2033 (e)	82	73
Series 2003-132, Class OA, PO, 8/25/2033	6	5
Series 2003-74, Class SH, IF, 0.45%, 8/25/2033 (e)	60	55
Series 2003-71, Class DS, IF, 0.54%, 8/25/2033 (e)	420	364
Series 2005-56, Class TP, IF, 1.94%, 8/25/2033 (e)	44	42
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	836	122
Series 2003-73, Class HC, 5.50%, 8/25/2033	360	360
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-91, Class SD, IF, 3.50%, 9/25/2033 (e)	58	55
Series 2013-100, Class WB, 3.00%, 10/25/2033	6,277	5,863
Series 2003-105, Class AZ, 5.50%, 10/25/2033	2,844	2,840
Series 2003-116, Class SB, IF, IO, 2.20%, 11/25/2033 (e)	397	28
Series 2006-44, Class P, PO, 12/25/2033	358	296
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	2,302	2,339
Series 2003-130, Class SX, IF, 3.42%, 1/25/2034 (e)	7	7
Series 2004-87, Class F, 6.15%, 1/25/2034 (e)	474	476
Series 2004-46, Class EP, PO, 3/25/2034	197	187
Series 2004-28, Class PF, 5.80%, 3/25/2034 (e)	181	181
Series 2004-25, Class SA, IF, 4.67%, 4/25/2034 (e)	140	142
Series 2004-17, Class H, 5.50%, 4/25/2034	905	906
Series 2004-46, Class SK, IF, 1.64%, 5/25/2034 (e)	37	35
Series 2004-46, Class QB, IF, 2.39%, 5/25/2034 (e)	74	77
Series 2004-36, Class SA, IF, 4.67%, 5/25/2034 (e)	355	372
Series 2004-36, Class FA, 5.80%, 5/25/2034 (e)	831	826
Series 2004-51, Class SY, IF, 3.44%, 7/25/2034 (e)	55	50
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,556	1,544
Series 2005-25, Class PF, 5.75%, 4/25/2035 (e)	411	403
Series 2005-42, Class PS, IF, 3.49%, 5/25/2035 (e)	13	13
Series 2005-74, Class CP, IF, 4.94%, 5/25/2035 (e)	36	36
Series 2005-74, Class CS, IF, 5.16%, 5/25/2035 (e)	159	159
Series 2005-74, Class SK, IF, 5.27%, 5/25/2035 (e)	109	109
Series 2005-59, Class SU, IF, 22.16%, 6/25/2035 (e)	116	102
Series 2005-56, Class S, IF, IO, 1.31%, 7/25/2035 (e)	239	18
Series 2005-66, Class SG, IF, 3.87%, 7/25/2035 (e)	117	122
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-73, Class PS, IF, 3.19%, 8/25/2035 (e)	121	121
Series 2005-72, Class SB, IF, 3.37%, 8/25/2035 (e)	83	83
Series 2005-68, Class PG, 5.50%, 8/25/2035	329	328
Series 2005-73, Class ZB, 5.50%, 8/25/2035	2,891	2,864
Series 2005-90, PO, 9/25/2035	18	17
Series 2005-75, Class SV, IF, 2.59%, 9/25/2035 (e)	24	23
Series 2010-39, Class OT, PO, 10/25/2035	88	72
Series 2005-90, Class ES, IF, 3.37%, 10/25/2035 (e)	119	118
Series 2005-84, Class XM, 5.75%, 10/25/2035	241	240
Series 2005-106, Class US, IF, 4.76%, 11/25/2035 (e)	496	504
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,933	1,939
Series 2006-46, Class UC, 5.50%, 12/25/2035	42	42
Series 2005-109, Class PC, 6.00%, 12/25/2035	36	36
Series 2006-39, Class WC, 5.50%, 1/25/2036	15	15
Series 2006-16, Class OA, PO, 3/25/2036	59	50
Series 2006-8, Class WQ, PO, 3/25/2036	742	584
Series 2006-8, Class WN, IF, IO, 1.30%, 3/25/2036 (e)	2,722	229
Series 2006-11, Class PS, IF, 4.76%, 3/25/2036 (e)	73	82
Series 2006-12, Class BZ, 5.50%, 3/25/2036	773	769
Series 2006-16, Class HZ, 5.50%, 3/25/2036	165	162
Series 2006-8, Class JZ, 5.50%, 3/25/2036	953	948
Series 2006-22, Class AO, PO, 4/25/2036	224	189
Series 2006-23, Class KO, PO, 4/25/2036	69	61
Series 2006-27, Class OH, PO, 4/25/2036	120	103
Series 2006-23, Class FK, 5.65%, 4/25/2036 (e)	431	422
Series 2006-33, Class LS, IF, 5.84%, 5/25/2036 (e)	73	83
Series 2006-43, PO, 6/25/2036	62	53
Series 2006-43, Class DO, PO, 6/25/2036	189	156
Series 2006-44, Class GO, PO, 6/25/2036	127	107
Series 2006-50, Class JO, PO, 6/25/2036	456	375
Series 2006-50, Class PS, PO, 6/25/2036	543	467
Series 2006-53, Class US, IF, IO, 1.18%, 6/25/2036 (e)	519	40
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	69

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-46, Class SW, IF, 4.39%, 6/25/2036 (e)	20	22
Series 2006-46, Class FW, 5.80%, 6/25/2036 (e)	127	125
Series 2006-58, PO, 7/25/2036	75	62
Series 2006-58, Class AP, PO, 7/25/2036	41	34
Series 2006-65, Class QO, PO, 7/25/2036	145	122
Series 2006-58, Class IG, IF, IO, 1.12%, 7/25/2036 (e)	136	8
Series 2006-56, Class FC, 5.69%, 7/25/2036 (e)	1,155	1,143
Series 2006-58, Class FL, 5.86%, 7/25/2036 (e)	122	120
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,563	1,577
Series 2006-63, Class ZH, 6.50%, 7/25/2036	774	799
Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,025	1,056
Series 2006-60, Class AK, IF, 7.19%, 7/25/2036 (e)	79	76
Series 2006-62, Class PS, IF, 7.49%, 7/25/2036 (e)	54	66
Series 2006-72, Class GO, PO, 8/25/2036	250	219
Series 2006-72, Class TO, PO, 8/25/2036	41	34
Series 2006-79, Class DO, PO, 8/25/2036	106	92
Series 2006-79, Class OP, PO, 8/25/2036	154	123
Series 2007-7, Class SG, IF, IO, 1.10%, 8/25/2036 (e)	810	92
Series 2006-79, Class DF, 5.75%, 8/25/2036 (e)	447	442
Series 2006-77, Class PC, 6.50%, 8/25/2036	334	339
Series 2006-78, Class BZ, 6.50%, 8/25/2036	85	87
Series 2006-86, Class OB, PO, 9/25/2036	138	110
Series 2006-90, Class AO, PO, 9/25/2036	99	85
Series 2008-42, Class AO, PO, 9/25/2036	60	50
Series 2006-85, Class MZ, 6.50%, 9/25/2036	32	33
Series 2009-19, Class PW, 4.50%, 10/25/2036	658	632
Series 2006-95, Class SG, IF, 4.59%, 10/25/2036 (e)	87	96
Series 2006-109, PO, 11/25/2036	44	36
Series 2006-110, PO, 11/25/2036	211	174
Series 2006-111, Class EO, PO, 11/25/2036	118	97
Series 2006-115, Class OK, PO, 12/25/2036	120	96
Series 2006-119, PO, 12/25/2036	67	58
Series 2006-117, Class GS, IF, IO, 1.25%, 12/25/2036 (e)	530	25
Series 2006-115, Class ES, IF, 4.95%, 12/25/2036 (e)	13	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-118, Class A1, 5.24%, 12/25/2036 (e)	225	218
Series 2006-118, Class A2, 5.57%, 12/25/2036 (e)	1,039	1,008
Series 2006-128, PO, 1/25/2037	127	103
Series 2009-70, Class CO, PO, 1/25/2037	366	304
Series 2006-128, Class BP, 5.50%, 1/25/2037	40	39
Series 2007-10, Class FD, 5.65%, 2/25/2037 (e)	218	214
Series 2007-1, Class SD, IF, 6.59%, 2/25/2037 (e)	73	109
Series 2007-14, Class OP, PO, 3/25/2037	107	89
Series 2007-22, Class SC, IF, IO, 0.68%, 3/25/2037 (e)	16	—
Series 2007-14, Class ES, IF, IO, 1.04%, 3/25/2037 (e)	886	65
Series 2009-63, Class P, 5.00%, 3/25/2037	14	13
Series 2007-77, Class FG, 5.90%, 3/25/2037 (e)	247	244
Series 2007-18, Class MZ, 6.00%, 3/25/2037	251	247
Series 2007-16, Class FC, 6.15%, 3/25/2037 (e)	151	149
Series 2007-28, Class EO, PO, 4/25/2037	329	269
Series 2007-35, Class SI, IF, IO, 0.70%, 4/25/2037 (e)	283	9
Series 2007-29, Class SG, IF, 4.66%, 4/25/2037 (e)	174	183
Series 2007-42, Class AO, PO, 5/25/2037	19	17
Series 2007-43, Class FL, 5.70%, 5/25/2037 (e)	180	175
Series 2007-42, Class B, 6.00%, 5/25/2037	482	486
Series 2007-92, Class YS, IF, IO, 0.38%, 6/25/2037 (e)	148	8
Series 2007-53, Class SH, IF, IO, 0.70%, 6/25/2037 (e)	616	35
Series 2007-54, Class WI, IF, IO, 0.70%, 6/25/2037 (e)	175	12
Series 2007-98, Class FB, 5.85%, 6/25/2037 (e)	98	99
Series 2007-92, Class YA, 6.50%, 6/25/2037	89	91
Series 2007-67, PO, 7/25/2037	244	206
Series 2007-72, Class EK, IF, IO, 1.00%, 7/25/2037 (e)	1,594	132
Series 2007-65, Class KI, IF, IO, 1.22%, 7/25/2037 (e)	558	46
Series 2007-60, Class AX, IF, IO, 1.75%, 7/25/2037 (e)	2,495	278
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-62, Class SE, IF, 2.99%, 7/25/2037 (e)	114	108
Series 2007-70, Class Z, 5.50%, 7/25/2037	567	563
Series 2007-97, Class FC, 5.90%, 7/25/2037 (e)	143	141
Series 2007-79, Class SB, IF, 4.21%, 8/25/2037 (e)	209	224
Series 2007-76, Class AZ, 5.50%, 8/25/2037	155	153
Series 2007-76, Class ZG, 6.00%, 8/25/2037	159	158
Series 2007-78, Class CB, 6.00%, 8/25/2037	70	72
Series 2007-78, Class PE, 6.00%, 8/25/2037	162	164
Series 2007-81, Class GE, 6.00%, 8/25/2037	226	234
Series 2007-88, Class VI, IF, IO, 1.14%, 9/25/2037 (e)	841	70
Series 2007-85, Class SL, IF, 2.64%, 9/25/2037 (e)	46	44
Series 2009-86, Class OT, PO, 10/25/2037	2,167	1,746
Series 2007-100, Class SM, IF, IO, 1.05%, 10/25/2037 (e)	569	45
Series 2007-91, Class ES, IF, IO, 1.06%, 10/25/2037 (e)	897	68
Series 2007-108, Class SA, IF, IO, 0.96%, 12/25/2037 (e)	27	1
Series 2007-109, Class AI, IF, IO, 1.00%, 12/25/2037 (e)	734	43
Series 2007-112, Class SA, IF, IO, 1.05%, 12/25/2037 (e)	882	82
Series 2007-112, Class MJ, 6.50%, 12/25/2037	608	620
Series 2007-116, Class HI, IO, 0.17%, 1/25/2038 (e)	1,241	47
Series 2008-1, Class BI, IF, IO, 0.51%, 2/25/2038 (e)	672	43
Series 2008-4, Class SD, IF, IO, 0.60%, 2/25/2038 (e)	1,804	114
Series 2008-16, Class IS, IF, IO, 0.80%, 3/25/2038 (e)	230	13
Series 2008-10, Class XI, IF, IO, 0.83%, 3/25/2038 (e)	247	18
Series 2008-20, Class SA, IF, IO, 1.59%, 3/25/2038 (e)	315	24
Series 2008-18, Class SP, IF, 3.20%, 3/25/2038 (e)	121	104
Series 2008-18, Class FA, 6.30%, 3/25/2038 (e)	161	161
Series 2008-32, Class SA, IF, IO, 1.45%, 4/25/2038 (e)	121	9
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-27, Class SN, IF, IO, 1.50%, 4/25/2038 (e)	283	26
Series 2008-28, Class QS, IF, 4.49%, 4/25/2038 (e)	109	110
Series 2008-44, PO, 5/25/2038	10	9
Series 2008-46, Class HI, IO, 1.65%, 6/25/2038 (e)	219	11
Series 2008-53, Class CI, IF, IO, 1.80%, 7/25/2038 (e)	163	15
Series 2008-56, Class AC, 5.00%, 7/25/2038	132	127
Series 2008-60, Class JC, 5.00%, 7/25/2038	196	190
Series 2011-47, Class ZA, 5.50%, 7/25/2038	676	677
Series 2008-80, Class SA, IF, IO, 0.45%, 9/25/2038 (e)	608	38
Series 2008-81, Class SB, IF, IO, 0.45%, 9/25/2038 (e)	634	30
Series 2009-6, Class GS, IF, IO, 1.15%, 2/25/2039 (e)	413	35
Series 2009-4, Class BD, 4.50%, 2/25/2039	8	7
Series 2009-17, Class QS, IF, IO, 1.25%, 3/25/2039 (e)	133	8
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	309	55
Series 2009-47, Class MT, 7.00%, 7/25/2039	8	8
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,247	1,232
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,500	1,543
Series 2009-65, Class MT, 5.00%, 9/25/2039	287	284
Series 2009-69, Class WA, 6.02%, 9/25/2039 (e)	449	452
Series 2009-84, Class WS, IF, IO, 0.50%, 10/25/2039 (e)	189	10
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	741	137
Series 2009-99, Class SC, IF, IO, 0.78%, 12/25/2039 (e)	241	13
Series 2009-103, Class MB, 4.89%, 12/25/2039 (e)	570	573
Series 2009-99, Class WA, 6.30%, 12/25/2039 (e)	1,172	1,184
Series 2009-113, Class AO, PO, 1/25/2040	187	151
Series 2009-112, Class ST, IF, IO, 0.85%, 1/25/2040 (e)	528	40
Series 2010-1, Class WA, 6.24%, 2/25/2040 (e)	207	209
Series 2010-49, Class SC, IF, 1.86%, 3/25/2040 (e)	798	751
Series 2010-16, Class WB, 6.15%, 3/25/2040 (e)	900	910
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	71

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-16, Class WA, 6.44%, 3/25/2040 (e)	817	826
Series 2010-35, Class SB, IF, IO, 1.02%, 4/25/2040 (e)	355	22
Series 2010-40, Class FJ, 6.00%, 4/25/2040 (e)	105	105
Series 2010-35, Class SJ, IF, 15.44%, 4/25/2040 (e)	499	462
Series 2010-42, Class S, IF, IO, 1.00%, 5/25/2040 (e)	249	14
Series 2010-43, Class FD, 6.00%, 5/25/2040 (e)	218	215
Series 2010-63, Class AP, PO, 6/25/2040	295	244
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,618	1,599
Series 2010-58, Class MB, 5.50%, 6/25/2040	3,166	3,132
Series 2010-71, Class HJ, 5.50%, 7/25/2040	1,126	1,139
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,100	1,089
Series 2010-111, Class AM, 5.50%, 10/25/2040	3,523	3,577
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (e)	1,411	32
Series 2010-147, Class SA, IF, IO, 1.13%, 1/25/2041 (e)	2,753	297
Series 2011-30, Class LS, IO, 1.56%, 4/25/2041 (e)	1,914	102
Series 2011-149, Class EF, 5.90%, 7/25/2041 (e)	139	137
Series 2011-75, Class FA, 5.95%, 8/25/2041 (e)	328	325
Series 2011-149, Class MF, 5.90%, 11/25/2041 (e)	603	595
Series 2011-118, Class LB, 7.00%, 11/25/2041	3,344	3,505
Series 2011-118, Class MT, 7.00%, 11/25/2041	4,137	4,312
Series 2011-118, Class NT, 7.00%, 11/25/2041	3,467	3,592
Series 2012-99, Class FA, 5.85%, 9/25/2042 (e)	993	958
Series 2012-101, Class FC, 5.90%, 9/25/2042 (e)	566	547
Series 2012-97, Class FB, 5.90%, 9/25/2042 (e)	1,978	1,912
Series 2012-108, Class F, 5.90%, 10/25/2042 (e)	1,570	1,518
Series 2013-81, Class TA, 3.00%, 2/25/2043	2,318	2,202
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,221	1,123
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-92, PO, 9/25/2043	4,023	2,977
Series 2013-101, Class DO, PO, 10/25/2043	3,625	2,613
Series 2013-128, PO, 12/25/2043	6,251	4,698
Series 2013-135, PO, 1/25/2044	2,245	1,633
Series 2014-29, Class PS, IF, IO, 0.65%, 5/25/2044 (e)	2,082	167
Series 2018-42, Class B, 3.00%, 6/25/2048	35,634	31,548
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,577	1,431
Series 2018-94, Class DZ, 4.00%, 1/25/2049	11,305	10,398
Series 2010-103, Class SB, IF, IO, 0.70%, 11/25/2049 (e)	341	26
Series 2020-90, Class PE, 2.00%, 12/25/2050	12,230	9,625
Series 2011-2, Class WA, 5.86%, 2/25/2051 (e)	314	312
Series 2011-58, Class WA, 5.50%, 7/25/2051 (e)	163	159
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,950	1,928
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	115	114
Series 2007-W5, PO, 6/25/2037	98	75
Series 2007-W7, Class 1A4, IF, 6.77%, 7/25/2037 (e)	66	74
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	10,587	10,388
Series 2003-W4, Class 2A, 5.10%, 10/25/2042 (e)	72	71
Series 2003-W1, Class 1A1, 4.80%, 12/25/2042 (e)	520	490
Series 2003-W1, Class 2A, 5.21%, 12/25/2042 (e)	144	138
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	414	416
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	729	744
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	445	434
Series 2007-W10, Class 2A, 6.25%, 8/25/2047 (e)	52	51
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,555	1,552
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.61%, 6/27/2036 (e)	1,678	1,661
Series 2007-54, Class FA, 5.80%, 6/25/2037 (e)	833	817
Series 2007-64, Class FB, 5.77%, 7/25/2037 (e)	263	261
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-106, Class A7, 6.04%, 10/25/2037 (e)	178	180
Series 2002-90, Class A1, 6.50%, 6/25/2042	297	303
FNMA, STRIPS
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 300, Class 1, PO, 9/25/2024	10	10
Series 329, Class 1, PO, 1/25/2033	31	26
Series 345, Class 6, IO, 5.00%, 12/25/2033 (e)	44	6
Series 365, Class 8, IO, 5.50%, 5/25/2036	168	35
Series 374, Class 5, IO, 5.50%, 8/25/2036	114	21
Series 393, Class 6, IO, 5.50%, 4/25/2037	44	5
Series 383, Class 33, IO, 6.00%, 1/25/2038	114	22
Series 412, Class F2, 5.90%, 8/25/2042 (e)	2,051	2,044
Series 411, Class F1, 5.95%, 8/25/2042 (e)	4,667	4,520
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.66%, 11/25/2046 (e)	3,295	3,260
G Mitt, 9.38%, 7/15/2024 ‡ (b)	11,499	11,499
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.87%, 6/19/2035 (e)	236	221
GNMA
Series 2001-35, Class SA, IF, IO, 2.82%, 8/16/2031 (e)	57	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	277	276
Series 2003-58, Class BE, 6.50%, 1/20/2033	364	363
Series 2003-12, Class SP, IF, IO, 2.27%, 2/20/2033 (e)	88	1
Series 2003-25, Class PZ, 5.50%, 4/20/2033	777	774
Series 2003-46, Class MG, 6.50%, 5/20/2033	283	282
Series 2003-52, Class AP, PO, 6/16/2033	151	138
Series 2003-75, Class ZX, 6.00%, 9/16/2033	451	451
Series 2010-41, Class WA, 5.82%, 10/20/2033 (e)	519	522
Series 2003-97, Class SA, IF, IO, 1.12%, 11/16/2033 (e)	227	4
Series 2003-112, Class SA, IF, IO, 1.12%, 12/16/2033 (e)	300	5
Series 2004-28, Class S, IF, 4.74%, 4/16/2034 (e)	143	147
Series 2005-7, Class JM, IF, 4.78%, 5/18/2034 (e)	4	4
Series 2004-46, PO, 6/20/2034	254	232
Series 2004-49, Class Z, 6.00%, 6/20/2034	1,048	1,052
Series 2010-103, Class WA, 5.68%, 8/20/2034 (e)	287	288
Series 2004-73, Class JL, IF, IO, 1.12%, 9/16/2034 (e)	1,073	75
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-71, Class SB, IF, 2.81%, 9/20/2034 (e)	107	107
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (e)	107	107
Series 2004-89, Class LS, IF, 4.48%, 10/16/2034 (e)	88	90
Series 2004-90, Class SI, IF, IO, 0.67%, 10/20/2034 (e)	1,498	64
Series 2004-96, Class SC, IF, IO, 0.65%, 11/20/2034 (e)	911	—
Series 2005-3, Class SK, IF, IO, 1.32%, 1/20/2035 (e)	991	64
Series 2005-68, Class DP, IF, 3.36%, 6/17/2035 (e)	268	264
Series 2008-79, Class CS, IF, 1.37%, 6/20/2035 (e)	497	457
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	99	13
Series 2005-66, Class SP, IF, 2.74%, 8/16/2035 (e)	60	56
Series 2010-14, Class CO, PO, 8/20/2035	583	498
Series 2005-65, Class SA, IF, 2.17%, 8/20/2035 (e)	27	23
Series 2005-68, Class KI, IF, IO, 0.87%, 9/20/2035 (e)	2,030	146
Series 2005-72, Class AZ, 5.50%, 9/20/2035	491	489
Series 2005-82, PO, 10/20/2035	143	120
Series 2010-14, Class BO, PO, 11/20/2035	202	163
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	209	25
Series 2006-16, Class OP, PO, 3/20/2036	171	146
Series 2006-22, Class AO, PO, 5/20/2036	243	219
Series 2006-34, PO, 7/20/2036	32	28
Series 2006-33, Class Z, 6.50%, 7/20/2036	1,070	1,090
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,354	1,352
Series 2006-59, Class SD, IF, IO, 1.27%, 10/20/2036 (e)	322	16
Series 2006-57, Class PZ, 5.56%, 10/20/2036	606	600
Series 2006-65, Class SA, IF, IO, 1.37%, 11/20/2036 (e)	546	6
Series 2011-22, Class WA, 5.87%, 2/20/2037 (e)	209	210
Series 2007-57, PO, 3/20/2037	166	161
Series 2007-9, Class CI, IF, IO, 0.77%, 3/20/2037 (e)	631	27
Series 2007-17, Class JO, PO, 4/16/2037	342	282
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	73

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-17, Class JI, IF, IO, 1.38%, 4/16/2037 (e)	881	66
Series 2007-19, Class SD, IF, IO, 0.77%, 4/20/2037 (e)	316	5
Series 2010-129, Class AW, 5.90%, 4/20/2037 (e)	358	360
Series 2007-25, Class FN, 5.73%, 5/16/2037 (e)	277	271
Series 2007-28, Class BO, PO, 5/20/2037	48	41
Series 2007-26, Class SC, IF, IO, 0.77%, 5/20/2037 (e)	577	17
Series 2007-27, Class SD, IF, IO, 0.77%, 5/20/2037 (e)	651	17
Series 2007-35, PO, 6/16/2037	869	737
Series 2007-36, Class HO, PO, 6/16/2037	88	81
Series 2007-36, Class SE, IF, IO, 1.04%, 6/16/2037 (e)	378	10
Series 2007-36, Class SJ, IF, IO, 0.82%, 6/20/2037 (e)	472	8
Series 2007-45, Class QA, IF, IO, 1.21%, 7/20/2037 (e)	734	31
Series 2007-40, Class SN, IF, IO, 1.25%, 7/20/2037 (e)	704	18
Series 2007-40, Class SD, IF, IO, 1.32%, 7/20/2037 (e)	509	24
Series 2007-53, Class ES, IF, IO, 1.12%, 9/20/2037 (e)	522	16
Series 2007-53, Class SW, IF, 3.92%, 9/20/2037 (e)	117	117
Series 2008-7, Class SP, IF, 2.54%, 10/20/2037 (e)	87	80
Series 2009-79, Class OK, PO, 11/16/2037	908	769
Series 2007-74, Class SL, IF, IO, 1.11%, 11/16/2037 (e)	623	14
Series 2007-73, Class MI, IF, IO, 0.57%, 11/20/2037 (e)	584	10
Series 2007-76, Class SB, IF, IO, 1.07%, 11/20/2037 (e)	1,129	18
Series 2007-67, Class SI, IF, IO, 1.08%, 11/20/2037 (e)	626	17
Series 2007-72, Class US, IF, IO, 1.12%, 11/20/2037 (e)	514	9
Series 2008-7, Class SK, IF, 3.66%, 11/20/2037 (e)	61	57
Series 2007-79, Class SY, IF, IO, 1.12%, 12/20/2037 (e)	766	20
Series 2008-1, PO, 1/20/2038	34	29
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-137, Class WA, 5.55%, 1/20/2038 (e)	2,017	2,038
Series 2009-106, Class ST, IF, IO, 0.57%, 2/20/2038 (e)	4,735	173
Series 2008-17, IO, 5.50%, 2/20/2038	113	—
Series 2008-33, Class XS, IF, IO, 2.27%, 4/16/2038 (e)	328	17
Series 2008-36, Class SH, IF, IO, 0.87%, 4/20/2038 (e)	761	—
Series 2008-40, Class SA, IF, IO, 0.97%, 5/16/2038 (e)	2,450	118
Series 2008-55, Class SA, IF, IO, 0.77%, 6/20/2038 (e)	189	5
Series 2008-50, Class KB, 6.00%, 6/20/2038	391	394
Series 2008-60, Class CS, IF, IO, 0.72%, 7/20/2038 (e)	644	11
Series 2008-69, Class QD, 5.75%, 7/20/2038	201	200
Series 2008-71, Class SC, IF, IO, 0.57%, 8/20/2038 (e)	220	3
Series 2012-59, Class WA, 5.58%, 8/20/2038 (e)	965	966
Series 2008-76, Class US, IF, IO, 0.47%, 9/20/2038 (e)	784	19
Series 2008-81, Class S, IF, IO, 0.77%, 9/20/2038 (e)	1,643	25
Series 2009-25, Class SE, IF, IO, 2.17%, 9/20/2038 (e)	336	13
Series 2011-97, Class WA, 6.11%, 11/20/2038 (e)	536	547
Series 2008-93, Class AS, IF, IO, 0.27%, 12/20/2038 (e)	880	35
Series 2008-96, Class SL, IF, IO, 0.57%, 12/20/2038 (e)	482	7
Series 2008-95, Class DS, IF, IO, 1.87%, 12/20/2038 (e)	1,420	47
Series 2011-163, Class WA, 5.88%, 12/20/2038 (e)	2,178	2,207
Series 2014-6, Class W, 5.34%, 1/20/2039 (e)	1,610	1,599
Series 2009-6, Class SA, IF, IO, 0.67%, 2/16/2039 (e)	310	—
Series 2009-11, Class SC, IF, IO, 0.72%, 2/16/2039 (e)	446	8
Series 2009-10, Class SA, IF, IO, 0.52%, 2/20/2039 (e)	613	23
Series 2009-6, Class SH, IF, IO, 0.61%, 2/20/2039 (e)	376	—
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-31, Class TS, IF, IO, 0.87%, 3/20/2039 (e)	352	4
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	211	23
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	476	50
Series 2009-22, Class SA, IF, IO, 0.84%, 4/20/2039 (e)	1,006	45
Series 2009-35, Class ZB, 5.50%, 5/16/2039	8,738	8,592
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	132	14
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	179	24
Series 2009-43, Class SA, IF, IO, 0.52%, 6/20/2039 (e)	603	17
Series 2009-42, Class SC, IF, IO, 0.65%, 6/20/2039 (e)	822	46
Series 2009-64, Class SN, IF, IO, 0.67%, 7/16/2039 (e)	760	33
Series 2009-72, Class SM, IF, IO, 0.82%, 8/16/2039 (e)	920	47
Series 2009-104, Class AB, 7.00%, 8/16/2039	115	114
Series 2009-81, Class SB, IF, IO, 0.66%, 9/20/2039 (e)	1,627	100
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,696	2,680
Series 2009-106, Class AS, IF, IO, 0.97%, 11/16/2039 (e)	1,371	93
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,600
Series 2015-91, Class W, 5.27%, 5/20/2040 (e)	1,858	1,845
Series 2013-75, Class WA, 5.11%, 6/20/2040 (e)	524	517
Series 2011-137, Class WA, 5.59%, 7/20/2040 (e)	932	950
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,681	1,756
Series 2010-157, Class OP, PO, 12/20/2040	1,853	1,523
Series 2011-75, Class SM, IF, IO, 1.17%, 5/20/2041 (e)	1,177	56
Series 2013-26, Class AK, 4.70%, 9/20/2041 (e)	1,256	1,224
Series 2014-188, Class W, 4.56%, 10/20/2041 (e)	1,263	1,218
Series 2012-141, Class WA, 4.52%, 11/16/2041 (e)	1,525	1,466
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,292
Series 2012-141, Class WC, 3.71%, 1/20/2042 (e)	1,294	1,211
Series 2012-141, Class WB, 4.03%, 9/16/2042 (e)	859	813
Series 2014-41, Class W, 4.69%, 10/20/2042 (e)	1,402	1,350
Series 2013-54, Class WA, 4.90%, 11/20/2042 (e)	872	849
Series 2013-91, Class WA, 4.44%, 4/20/2043 (e)	1,170	1,106
Series 2019-78, Class SW, IF, IO, 0.67%, 6/20/2049 (e)	7,944	408
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (e)	45,701	1,067
Series 2021-201, Class Z, 3.00%, 11/20/2051	16,958	11,529
Series 2012-H24, Class FA, 5.50%, 3/20/2060 (e)	155	153
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (e)	77	76
Series 2013-H03, Class FA, 5.56%, 8/20/2060 (e)	2	2
Series 2011-H05, Class FB, 5.76%, 12/20/2060 (e)	943	938
Series 2011-H06, Class FA, 5.71%, 2/20/2061 (e)	961	955
Series 2012-H21, Class CF, 4.87%, 5/20/2061 (e)	70	67
Series 2011-H19, Class FA, 5.73%, 8/20/2061 (e)	752	748
Series 2012-H26, Class JA, 3.94%, 10/20/2061 (e)	20	19
Series 2012-H10, Class FA, 5.81%, 12/20/2061 (e)	6,304	6,277
Series 2012-H08, Class FB, 5.86%, 3/20/2062 (e)	1,595	1,589
Series 2013-H07, Class MA, 3.95%, 4/20/2062 (e)	9	9
Series 2012-H08, Class FS, 5.96%, 4/20/2062 (e)	3,497	3,486
Series 2012-H15, Class FA, 5.50%, 5/20/2062 (e)	—	—
Series 2012-H26, Class MA, 4.88%, 7/20/2062 (e)	38	38
Series 2012-H18, Class NA, 5.78%, 8/20/2062 (e)	426	424
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	75

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H28, Class FA, 4.97%, 9/20/2062 (e)	47	46
Series 2012-H24, Class FE, 4.60%, 10/20/2062 (e)	35	34
Series 2012-H29, Class FA, 5.77%, 10/20/2062 (e)	3,968	3,948
Series 2013-H02, Class HF, 5.08%, 11/20/2062 (e)	3	3
Series 2023-48, Class W, 4.01%, 12/20/2062 (e)	12,651	11,561
Series 2013-H01, Class FA, 1.65%, 1/20/2063	6	5
Series 2013-H01, Class JA, 5.58%, 1/20/2063 (e)	1,600	1,585
Series 2013-H04, Class SA, 5.68%, 2/20/2063 (e)	1,155	1,145
Series 2013-H08, Class FC, 5.71%, 2/20/2063 (e)	1,226	1,217
Series 2013-H07, Class HA, 5.67%, 3/20/2063 (e)	2,167	2,152
Series 2013-H09, Class HA, 1.65%, 4/20/2063	65	61
Series 2013-H14, Class FG, 5.73%, 5/20/2063 (e)	542	539
Series 2013-H14, Class FC, 5.73%, 6/20/2063 (e)	470	468
Series 2014-H01, Class FD, 5.87%, 1/20/2064 (e)	4,368	4,356
Series 2014-H05, Class FA, 5.91%, 2/20/2064 (e)	7,964	7,938
Series 2014-H06, Class HB, 5.87%, 3/20/2064 (e)	1,102	1,098
Series 2014-H09, Class TA, 5.82%, 4/20/2064 (e)	2,726	2,717
Series 2014-H10, Class TA, 5.82%, 4/20/2064 (e)	11,778	11,716
Series 2014-H11, Class VA, 5.72%, 6/20/2064 (e)	12,255	12,168
Series 2014-H15, Class FA, 5.72%, 7/20/2064 (e)	12,313	12,228
Series 2014-H17, Class FC, 5.72%, 7/20/2064 (e)	8,103	8,050
Series 2014-H19, Class FE, 5.69%, 9/20/2064 (e)	9,982	9,910
Series 2014-H20, Class LF, 5.82%, 10/20/2064 (e)	6,375	6,345
Series 2015-H02, Class FB, 5.72%, 12/20/2064 (e)	2,715	2,701
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H03, Class FA, 5.72%, 12/20/2064 (e)	2,271	2,260
Series 2015-H07, Class ES, 5.63%, 2/20/2065 (e)	4,701	4,674
Series 2015-H05, Class FC, 5.70%, 2/20/2065 (e)	20,172	20,048
Series 2015-H06, Class FA, 5.70%, 2/20/2065 (e)	7,912	7,862
Series 2015-H08, Class FC, 5.70%, 3/20/2065 (e)	26,773	26,618
Series 2015-H10, Class FC, 5.70%, 4/20/2065 (e)	23,581	23,425
Series 2015-H12, Class FA, 5.70%, 5/20/2065 (e)	13,309	13,230
Series 2015-H15, Class FD, 5.66%, 6/20/2065 (e)	6,409	6,364
Series 2015-H15, Class FJ, 5.66%, 6/20/2065 (e)	9,680	9,615
Series 2015-H18, Class FA, 5.67%, 6/20/2065 (e)	4,983	4,950
Series 2015-H16, Class FG, 5.66%, 7/20/2065 (e)	11,500	11,415
Series 2015-H16, Class FL, 5.66%, 7/20/2065 (e)	15,678	15,568
Series 2015-H20, Class FA, 5.69%, 8/20/2065 (e)	10,118	10,048
Series 2015-H26, Class FG, 5.74%, 10/20/2065 (e)	2,954	2,937
Series 2015-H32, Class FH, 5.88%, 12/20/2065 (e)	6,495	6,470
Series 2016-H07, Class FA, 5.97%, 3/20/2066 (e)	26,379	26,316
Series 2016-H07, Class FB, 5.97%, 3/20/2066 (e)	6,656	6,640
Series 2016-H11, Class FD, 4.87%, 5/20/2066 (e)	13,825	13,717
Series 2016-H26, Class FC, 5.10%, 12/20/2066 (e)	9,263	9,211
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (e)	42,528	1,768
Series 2017-H14, Class XI, IO, 0.43%, 6/20/2067 (e)	33,210	1,040
Series 2018-H09, Class FE, 5.50%, 6/20/2068 (e)	2,502	2,465
Series 2019-H20, Class ID, IO, 0.03%, 12/20/2069 (e)	18,258	1,132
Series 2020-H02, Class MI, IO, 0.02%, 1/20/2070 (e)	40,158	1,387
Series 2020-H05, IO, 0.03%, 3/20/2070 (e)	37,373	2,107
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-H09, IO, 0.03%, 5/20/2070 (e)	44,035	2,211
Series 2020-H09, Class CI, IO, 0.03%, 5/20/2070 (e)	38,568	2,196
Series 2020-H09, Class IC, IO, 1.25%, 5/20/2070 (e)	44,612	2,879
Series 2020-H11, IO, 0.04%, 6/20/2070 (e)	23,751	1,332
Series 2020-H12, Class IJ, IO, 0.13%, 7/20/2070 (e)	33,984	2,037
Series 2020-H12, Class HI, IO, 0.49%, 7/20/2070 (e)	28,840	2,372
Series 2020-H15, IO, 0.05%, 8/20/2070 (e)	42,970	2,667
Series 2021-H14, Class BF, 6.64%, 9/20/2071 (e)	8,164	8,317
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	11,875	11,215
Grene 2023-Senior, 5.50%, 1/17/2061 ‡	12,190	11,830
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (b) (e)	47,576	42,884
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 5.83%, 6/25/2034 (b) (e)	295	258
Series 2005-RP2, Class 1AF, 5.78%, 3/25/2035 (b) (e)	503	436
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (b) (e)	2,571	11
Series 2005-RP3, Class 1AF, 5.78%, 9/25/2035 (b) (e)	3,488	2,919
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	46	44
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	221	213
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	184	184
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	90	87
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (e)	84	78
Series 2005-AR6, Class 3A1, 4.02%, 9/25/2035 (e)	25	23
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	387	368
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	112	184
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,516	754
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (b) (e)	30,000	28,668
Home RE Ltd. (Bermuda) Series 2022-1, Class M1B, 8.79%, 10/25/2034 (b) (e)	9,350	9,538
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A1, 6.23%, 8/25/2025 (b) (f)	2,153	2,154
Impac CMB Trust Series 2005-4, Class 2A1, 6.03%, 5/25/2035 (e)	604	561
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	297	232
Impac Secured Assets Trust Series 2006-1, Class 2A1, 6.13%, 5/25/2036 (e)	449	402
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.59%, 11/25/2033 (e)	540	520
Series 2004-A3, Class 4A1, 5.63%, 7/25/2034 (e)	13	12
Series 2006-A3, Class 6A1, 4.73%, 8/25/2034 (e)	176	169
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (e)	1,588	1,591
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	19
Series 2004-A4, Class 1A1, 5.94%, 9/25/2034 (e)	65	60
Series 2005-A1, Class 3A4, 4.49%, 2/25/2035 (e)	260	246
Series 2007-A1, Class 5A1, 4.09%, 7/25/2035 (e)	164	160
Series 2007-A1, Class 5A2, 4.09%, 7/25/2035 (e)	66	64
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 5.88%, 10/25/2059 (b) (f)	6,193	6,202
Series 2020-GS5, Class A1, 6.25%, 6/25/2060 (b) (f)	8,895	8,895
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (f)	19,315	18,155
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.88%, 4/25/2036 (e)	337	215
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	71	57
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,928	670
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.71%, 4/21/2034 (e)	417	395
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	77

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-3, Class 4A2, 3.65%, 4/25/2034 (e)	153	135
Series 2004-15, Class 3A1, 4.44%, 12/25/2034 (e)	63	58
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	181	178
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	96	91
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	994	974
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	143	140
Series 2004-6, Class 30, PO, 7/25/2034	120	89
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	88	83
Series 2004-7, Class 30, PO, 8/25/2034	86	61
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	67	52
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	8	5
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	65	61
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	162	150
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	71	58
Series 2004-1, Class 30, PO, 2/25/2034	9	6
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 5.78%, 5/25/2035 (b) (e)	5,338	2,796
Series 2006-2, Class 1A1, 4.08%, 5/25/2036 (b) (e)	559	441
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	77	46
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 6.05%, 10/25/2028 (e)	216	199
Series 2003-F, Class A1, 6.07%, 10/25/2028 (e)	341	318
Series 2004-A, Class A1, 5.89%, 4/25/2029 (e)	85	78
Series 2004-C, Class A2, 6.28%, 7/25/2029 (e)	158	151
Series 2003-A5, Class 2A6, 5.11%, 8/25/2033 (e)	104	97
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-A4, Class A2, 4.71%, 8/25/2034 (e)	266	245
Series 2004-1, Class 2A1, 4.39%, 12/25/2034 (e)	262	244
Series 2005-A2, Class A1, 4.15%, 2/25/2035 (e)	453	421
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 6.22%, 6/25/2037 (e)	33	32
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (b) (e)	37,780	34,629
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.18%, 10/25/2019 (e)	56	49
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (e)	667	647
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 5.90%, 6/15/2030 (e)	503	490
Series 2000-TBC3, Class A1, 5.86%, 12/15/2030 (e)	130	121
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	267	231
Nited Mortgage Mezz, 8.00%, 2/21/2024 ‡	30,000	30,000
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	68	67
Series 2003-A1, Class A1, 5.50%, 5/25/2033	16	15
Series 2003-A1, Class A2, 6.00%, 5/25/2033	49	47
Ocwen Frn Series 2021-GNMSR1, 5.00%, 4/30/2024 ‡	25,457	25,202
Prairie Lake, 4.52%, 10/1/2033	29,000	28,416
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	206	195
RALI Trust
Series 2002-QS16, Class A3, IF, 5.27%, 10/25/2017 ‡ (e)	1	—
Series 2003-QS9, Class A3, IF, IO, 2.12%, 5/25/2018 ‡ (e)	2	—
Series 2003-QS12, Class A2A, IF, IO, 2.17%, 6/25/2018 ‡ (e)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	— (h)
Series 2005-QA6, Class A32, 5.68%, 5/25/2035 (e)	642	376
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	72	55
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	31	17
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	13
SART Series 2017-1, 4.75%, 7/15/2024 ‡	3,220	3,162
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	9,700	8,954
Series 2017-4, Class MT, 3.50%, 6/25/2057	28,309	24,782
Series 2018-4, Class MA, 3.50%, 3/25/2058	33,125	30,898
Series 2018-4, Class MZ, 3.50%, 3/25/2058	14,167	10,805
Series 2019-1, Class MT, 3.50%, 7/25/2058	38,443	33,338
Series 2019-1, Class M55D, 4.00%, 7/25/2058	21,770	20,349
Series 2019-2, Class MA, 3.50%, 8/25/2058	16,001	14,847
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,490	21,557
Series 2020-1, Class M55G, 3.00%, 8/25/2059	34,287	30,890
Series 2020-2, Class MB, 2.00%, 11/25/2059	11,989	8,114
Series 2020-3, Class MT, 2.00%, 5/25/2060	48,867	38,927
Series 2022-1, Class MTU, 3.25%, 11/25/2061	68,777	58,227
Series 2023-1, Class MT, 3.00%, 10/25/2062	61,200	51,259
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	8,643	8,196
Sequoia Mortgage Trust
Series 2004-8, Class A1, 6.13%, 9/20/2034 (e)	369	325
Series 2004-8, Class A2, 6.61%, 9/20/2034 (e)	494	457
Series 2004-10, Class A1A, 6.05%, 11/20/2034 (e)	158	145
Series 2004-11, Class A1, 6.03%, 12/20/2034 (e)	382	341
Series 2004-12, Class A3, 5.99%, 1/20/2035 (e)	415	381
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 6.09%, 10/19/2034 (e)	404	375
Series 2005-AR5, Class A3, 5.93%, 7/19/2035 (e)	1,724	1,555
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 4.93%, 2/25/2034 (f)	898	843
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-RF3, Class 1A, 5.78%, 6/25/2035 (b) (e)	369	335
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.21%, 11/25/2033 (e)	62	61
Series 2003-37A, Class 2A, 4.63%, 12/25/2033 (e)	570	541
The Mansion Baml, 4.51%, 10/1/2035 (g)	25,579	25,243
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.07%, 9/25/2043 (e)	1,032	969
Series 2004-4, Class 3A, 3.75%, 12/25/2044 (e)	692	643
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (b) (f)	18,677	17,239
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	95,163	76,859
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	9,152
Two Harbors Msr Frn, 7.25%, 4/15/2024 ‡ (b)	72,000	72,000
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.43%, 2/15/2024 (e)	15	15
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	89	88
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	227	229
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	95	96
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	327	331
Series 1998-1, Class 2E, 7.00%, 3/15/2028	262	261
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (e)	47,353	46,572
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 2.53%, 6/25/2033 (e)	75	65
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	150	131
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	297	292
Series 2003-AR7, Class A7, 5.61%, 8/25/2033 (e)	260	240
Series 2003-AR9, Class 1A6, 4.85%, 9/25/2033 (e)	1,382	1,275
Series 2003-AR9, Class 2A, 5.91%, 9/25/2033 (e)	134	121
Series 2003-S9, Class P, PO, 10/25/2033	12	8
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	79

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-AR11, Class A6, 4.25%, 10/25/2033 (e)	763	707
Series 2003-S9, Class A8, 5.25%, 10/25/2033	934	889
Series 2004-AR3, Class A1, 4.52%, 6/25/2034 (e)	307	279
Series 2004-AR3, Class A2, 4.52%, 6/25/2034 (e)	395	358
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	655	635
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	52	50
Series 2006-AR10, Class 2P, 4.04%, 9/25/2036 (e)	37	31
Series 2006-AR8, Class 1A2, 4.44%, 8/25/2046 (e)	248	220
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	35	22
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	346	313
Series 2005-2, Class 2A3, IF, IO, 4.54%, 4/25/2035 (e)	605	18
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (e)	2,870	77
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,001	879
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	1,001	154
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	154	129
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	76	67
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	10	8
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	99	82
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	48	42
Total Collateralized Mortgage Obligations (Cost $2,190,784)		2,043,003
U.S. Government Agency Securities — 0.5%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	17,815
FHLB
1.87%, 2/8/2036	32,500	23,223
1.93%, 2/11/2036	40,000	28,792
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Israel Government AID Bond (Israel)
5.50%, 12/4/2023	7,240	7,238
2.13%, 11/1/2024 (a)	5,000	4,679
5.50%, 9/18/2033	6,771	7,257
Resolution Funding Corp. STRIPS
DN, 3.31%, 1/15/2030 (a)	30,700	22,809
DN, 2.98%, 4/15/2030 (a)	26,456	19,433
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	35,398
5.50%, 6/15/2038	493	522
4.63%, 9/15/2060	4,157	3,871
4.25%, 9/15/2065	2,604	2,254
Tennessee Valley Authority STRIPS
DN, 4.45%, 11/1/2025 (a)	17,495	15,747
DN, 6.19%, 7/15/2028 (a)	3,119	2,488
DN, 4.03%, 12/15/2028 (a)	3,500	2,739
DN, 5.55%, 6/15/2035 (a)	2,242	1,260
Total U.S. Government Agency Securities (Cost $212,494)		195,525
Municipal Bonds — 0.4% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,810	3,059
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	13,672
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	2,842
Total California		19,573
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	2,240	2,290
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,472
Series 165, Rev., 5.65%, 11/1/2040	3,780	3,955
Series 174, Rev., 4.46%, 10/1/2062	17,925	15,938
Total New York		33,655
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	14,179
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Rev., 2.88%, 11/1/2050	4,675	3,025
County of Hamilton, Healthcare Facilities, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	13,100
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	3,478	2,779
Series 2011A, Rev., 4.80%, 6/1/2111	9,576	8,341
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	5,822	5,374
Total Ohio		46,798
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	11,213
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	26,417
Total Oklahoma		37,630
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	7,596
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Winter Storm URI
Series 2023A-1, Rev., 5.10%, 4/1/2035	13,200	13,172
Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	20,656
Total Texas		33,828
Total Municipal Bonds (Cost $200,159)		179,080
Foreign Government Securities — 0.4%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	10,140	8,025
3.45%, 2/2/2061 (b)	4,399	2,910
Republic of Chile 2.55%, 1/27/2032	9,568	8,035
Republic of Panama
3.16%, 1/23/2030	8,850	7,702
4.50%, 4/16/2050	5,100	3,806
Republic of Peru 5.63%, 11/18/2050	737	734
United Arab Emirates Government Bond 2.88%, 10/19/2041 (b)	15,748	11,467
United Mexican States
4.13%, 1/21/2026	5,155	5,071
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.75%, 1/11/2028	22,959	21,721
2.66%, 5/24/2031	20,674	17,117
3.50%, 2/12/2034	6,211	5,149
4.75%, 3/8/2044	3,906	3,276
4.60%, 1/23/2046	15,089	12,172
4.35%, 1/15/2047	4,228	3,286
4.60%, 2/10/2048	1,928	1,546
4.40%, 2/12/2052	14,965	11,462
6.34%, 5/4/2053	4,796	4,782
3.77%, 5/24/2061	11,682	7,666
5.75%, 10/12/2110	5,118	4,476
Total Foreign Government Securities (Cost $171,597)		140,403
Loan Assignments — 0.2% (c) (j)
Consumer Finance — 0.2%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $65,153)	66,170	60,420
	SHARES (000)
Short-Term Investments — 4.8%
Investment Companies — 4.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (k) (l) (Cost $1,939,163)	1,938,829	1,939,411
Total Investments — 99.8% (Cost $44,086,561)		39,982,041
Other Assets Less Liabilities — 0.2%		95,733
NET ASSETS — 100.0%		40,077,774

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2023.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	81

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $57,464 or 0.14% of the Fund’s
net assets as of August 31, 2023.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Income Funds	August 31, 2023

Futures contracts outstanding as of August 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	11,250	12/19/2023	USD	1,248,926	9,737
U.S. Treasury 10 Year Ultra Note	3,908	12/19/2023	USD	453,633	3,747
U.S. Treasury Ultra Bond	1,570	12/19/2023	USD	203,217	2,450
U.S. Treasury 2 Year Note	6,809	12/29/2023	USD	1,388,025	2,784
U.S. Treasury 5 Year Note	18,001	12/29/2023	USD	1,925,263	10,463
					29,181

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	83

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.2%
Aerospace & Defense — 0.4%
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	616
3.95%, 4/10/2047 (a)	150	125
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	606
3.00%, 9/15/2050 (a)	1,494	979
Boeing Co. (The)
2.75%, 2/1/2026	1,671	1,568
2.20%, 2/4/2026	1,651	1,523
3.10%, 5/1/2026	1,292	1,217
2.70%, 2/1/2027	5,849	5,349
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	2,000	1,869
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	614
4.13%, 4/15/2029 (a)	3,553	3,162
Howmet Aerospace, Inc. 5.95%, 2/1/2037	4,040	3,977
L3Harris Technologies, Inc.
5.40%, 1/15/2027	11,965	11,994
5.40%, 7/31/2033	2,845	2,850
5.60%, 7/31/2053	2,166	2,180
Lockheed Martin Corp. 4.50%, 5/15/2036	4,859	4,606
Northrop Grumman Corp. 4.95%, 3/15/2053	2,476	2,319
RTX Corp.
5.15%, 2/27/2033	3,712	3,670
4.50%, 6/1/2042	3,088	2,693
4.35%, 4/15/2047	162	136
5.38%, 2/27/2053	1,882	1,835
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	803	793
9.38%, 11/30/2029 (a)	2,690	2,803
TransDigm, Inc. 6.25%, 3/15/2026 (a)	5,733	5,678
Triumph Group, Inc. 7.75%, 8/15/2025	2,295	2,165
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	7,901	751
		66,078
Automobile Components — 0.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	700	674
7.00%, 4/15/2028 (a)	2,442	2,467
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	243	228
5.88%, 6/1/2029 (a)	3,519	3,399
3.75%, 1/30/2031 (a)	2,873	2,400
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	1,981	1,877
6.88%, 7/1/2028	1,379	1,265
5.00%, 10/1/2029	5,315	4,376
Clarios Global LP
6.75%, 5/15/2025 (a)	2,905	2,904
6.25%, 5/15/2026 (a)	2,405	2,382
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	6,429	6,530
10.63% (PIK), 5/15/2027 (a) (c)	4,536	2,849
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	2,001	1,963
Dana, Inc. 5.63%, 6/15/2028	1,903	1,791
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	345	352
5.00%, 7/15/2029	5,645	5,010
5.25%, 4/30/2031	3,553	3,117
5.25%, 7/15/2031	3,898	3,357
Icahn Enterprises LP
6.38%, 12/15/2025	3,924	3,741
6.25%, 5/15/2026	930	862
5.25%, 5/15/2027	1,447	1,270
		52,814
Automobiles — 0.1%
Ford Motor Co. 9.63%, 4/22/2030	3,537	4,091
Hyundai Capital America
1.80%, 10/15/2025 (a)	3,990	3,680
1.50%, 6/15/2026 (a)	3,398	3,040
3.00%, 2/10/2027 (a)	3,883	3,550
2.38%, 10/15/2027 (a)	1,088	953
Mercedes-Benz Finance North America LLC (Germany) 3.30%, 5/19/2025 (a)	500	483
		15,797
Banks — 5.7%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	11,542	11,207
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	6,900	5,819
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	5,000	3,854
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (d)	1,940	1,911
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	397	334
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	4,000	3,649
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (d)	2,850	2,392
Banco Santander SA (Spain)
5.15%, 8/18/2025	200	197
1.85%, 3/25/2026	2,400	2,167
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	800	703
5.59%, 8/8/2028	23,000	22,794
Bank of America Corp.
Series X, (3-MONTH CME TERM SOFR + 3.97%), 6.25%, 9/5/2024 (d) (e) (f)	1,923	1,913
(3-MONTH CME TERM SOFR + 1.35%), 3.09%, 10/1/2025 (d)	504	488
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (d)	1,942	1,867
(3-MONTH CME TERM SOFR + 1.07%), 3.37%, 1/23/2026 (d)	5,825	5,618
(SOFR + 1.33%), 3.38%, 4/2/2026 (d)	10,067	9,675
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	8,252	7,478
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	3,083	2,786
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (d)	8,019	7,597
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	971	909
(SOFR + 1.99%), 6.20%, 11/10/2028 (d)	3,223	3,297
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (d)	266	249
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	2,369	2,333
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	12,355	10,541
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (d)	12,038	10,010
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	14,562	11,495
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	7,165	5,613
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	4,854	3,968
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	724	592
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	21,357	16,843
6.98%, 3/7/2037	1,457	1,569
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	1,491	1,253
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	8,412	5,792
Series L, 4.75%, 4/21/2045	1,942	1,742
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (d)	3,398	2,731
(SOFR + 1.56%), 2.97%, 7/21/2052 (d)	1,942	1,281
Bank of America NA 5.53%, 8/18/2026	5,000	5,024
Bank of Montreal (Canada)
5.30%, 6/5/2026	2,427	2,419
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (d) (g)	362	320
Bank of New Zealand (New Zealand) 2.29%, 1/27/2027 (a)	889	804
Bank of Nova Scotia (The) (Canada)
(3-MONTH CME TERM SOFR + 2.91%), 8.21%, 10/12/2023 (d) (e) (f) (g)	4,660	4,147
2.70%, 8/3/2026	1,612	1,497
1.30%, 9/15/2026	1,457	1,291
Banque Federative du Credit Mutuel SA (France)
0.65%, 2/27/2024 (a)	2,448	2,388
4.52%, 7/13/2025 (a)	12,067	11,788
4.94%, 1/26/2026 (a)	1,210	1,186
5.90%, 7/13/2026 (a)	240	241
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	85

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
1.60%, 10/4/2026 (a)	3,530	3,125
5.79%, 7/13/2028 (a)	6,790	6,820
BNP Paribas SA (France)
(3-MONTH CME TERM SOFR + 2.50%), 4.71%, 1/10/2025 (a) (d)	2,000	1,989
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (d)	558	521
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	442	397
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	1,000	858
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	832	696
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (d)	2,128	1,734
BPCE SA (France)
5.15%, 7/21/2024 (a)	12,436	12,283
2.38%, 1/14/2025 (a)	2,260	2,137
1.00%, 1/20/2026 (a)	2,760	2,474
3.38%, 12/2/2026	250	233
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (d)	3,190	3,174
3.50%, 10/23/2027 (a)	2,600	2,374
5.13%, 1/18/2028 (a)	17,959	17,613
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	2,015	1,557
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	7,910	6,115
Canadian Imperial Bank of Commerce (Canada)
2.25%, 1/28/2025	3,010	2,869
3.30%, 4/7/2025	1,942	1,872
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 4.33%), 9.70%, 10/30/2023 (d) (e) (f)	565	565
Series M, (3-MONTH CME TERM SOFR + 3.68%), 6.30%, 5/15/2024 (d) (e) (f)	1,652	1,623
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d) (e) (f)	146	131
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (d) (e) (f)	2,058	1,984
6.88%, 6/1/2025	627	638
7.00%, 12/1/2025	1,083	1,103
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 0.69%), 2.01%, 1/25/2026 (d)	9,021	8,534
(SOFR + 2.84%), 3.11%, 4/8/2026 (d)	2,427	2,323
(SOFR + 1.55%), 5.61%, 9/29/2026 (d)	14,838	14,770
4.30%, 11/20/2026	2,427	2,332
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	15,445	14,591
6.63%, 1/15/2028	814	858
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (d)	8,582	7,878
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	780	725
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	6,742	6,222
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	3,495	3,219
(SOFR + 1.15%), 2.67%, 1/29/2031 (d)	2,524	2,115
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	16,707	15,513
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	4,854	4,009
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	1,059	853
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	2,345	1,861
(SOFR + 4.55%), 5.32%, 3/26/2041 (d)	6,796	6,456
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (d)	14,266	13,280
5.59%, 7/5/2026 (a)	2,825	2,824
5.30%, 7/12/2028 (a)	24,075	24,030
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (d)	8,678	7,783
2.81%, 1/11/2041 (a)	1,015	660
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (d)	3,210	3,159
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (d)	4,000	3,784
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (a) (d)	3,300	3,161
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (d)	6,796	6,799
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	3,590	3,244
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (d)	1,115	968
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.64%, 4/18/2026 (d)	10,213	9,513
3.90%, 5/25/2026	506	482
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (d)	1,333	1,286
(SOFR + 1.29%), 1.59%, 5/24/2027 (d)	3,595	3,194
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	16,045	15,995
(SOFR + 1.10%), 2.25%, 11/22/2027 (d)	8,126	7,246
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (d)	11,491	10,792
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	11,902	11,614
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	28,997	24,921
(SOFR + 3.35%), 7.39%, 11/3/2028 (d)	3,390	3,562
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	7,121	5,966
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	9,681	8,715
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	8,689	6,940
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	9,562	7,609
(SOFR + 4.25%), 8.11%, 11/3/2033 (d)	1,250	1,359
(SOFR + 2.39%), 6.25%, 3/9/2034 (d)	10,727	10,844
6.10%, 1/14/2042	695	727
(SOFR + 2.65%), 6.33%, 3/9/2044 (d)	5,660	5,707
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (d)	2,245	2,019
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	15,549	10,362
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (d)	1,320	1,268
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	3,060	2,729
4.38%, 3/22/2028	633	600
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (d)	4,500	4,088
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (d)	3,000	2,996
1.41%, 7/17/2025	1,460	1,348
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	3,760	3,352
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.24%, 4/19/2029 (d)	680	672
3.20%, 7/18/2029	2,605	2,303
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	2,070	2,053
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.85%, 1/19/2033 (d)	450	368
3.75%, 7/18/2039	3,145	2,600
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.26%), 3.92%, 9/11/2024 (d)	2,000	1,999
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (d)	4,400	4,114
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	3,490	3,496
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.17%, 5/22/2032 (d)	6,936	5,362
Morgan Stanley Bank NA 4.75%, 4/21/2026	4,580	4,521
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	87

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	3,248	3,114
2.33%, 8/21/2030 (a) (g)	5,946	4,634
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (d) (g)	2,605	2,253
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,263	7,071
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (d)	7,427	7,647
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (d)	7,980	7,914
NatWest Markets plc (United Kingdom)
0.80%, 8/12/2024 (a)	2,080	1,985
1.60%, 9/29/2026 (a)	3,000	2,650
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	605
PNC Bank NA 2.70%, 10/22/2029	4,150	3,481
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	1,942	1,803
2.55%, 1/22/2030	1,918	1,609
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	971	782
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	2,100	2,124
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (g)	411	403
4.24%, 8/3/2027	9,809	9,441
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (d)	3,260	3,160
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	5,279	5,345
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	11,124	9,791
(SOFR + 1.22%), 2.47%, 1/11/2028 (d)	10,482	9,221
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	20,978	21,143
(SOFR + 1.48%), 2.90%, 3/15/2032 (d)	4,000	3,200
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	6,820	6,573
4.75%, 11/24/2025 (a)	6,630	6,379
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	11,251	10,082
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	3,000	3,014
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	10,679	9,566
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	3,000	3,021
3.00%, 1/22/2030 (a)	1,484	1,239
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (d)	3,095	2,436
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (d)	1,000	952
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	2,520	2,255
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (d)	1,400	1,403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	9,999	10,590
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (d)	21,342	21,547
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a) (g)	1,200	1,187
1.47%, 7/8/2025	1,500	1,389
5.52%, 1/13/2028	3,000	2,999
3.04%, 7/16/2029	1,395	1,218
5.71%, 1/13/2030	3,000	3,016
2.75%, 1/15/2030	3,500	2,976
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	2,350	2,138
4.95%, 9/15/2027 (a)	1,642	1,619
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	14,490
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	4,510	4,520
5.52%, 7/17/2028	1,694	1,702
Truist Bank 2.15%, 12/6/2024	500	477
Truist Financial Corp.
4.00%, 5/1/2025	1,803	1,746
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	1,816	1,815
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	1,670	1,566
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	690	613
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (d)	9,028	8,693
Wachovia Corp.
6.61%, 10/1/2025	1,602	1,615
7.57%, 8/1/2026 (h)	500	523
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (d)	971	918
3.00%, 10/23/2026	4,854	4,496
4.30%, 7/22/2027	168	161
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	8,228	7,639
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	1,942	1,728
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (d) (e) (f)	6,170	6,317
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	8,999	8,962
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	6,796	5,672
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	7,786	7,584
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	11,776	11,621
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	11,450	8,196
5.38%, 11/2/2043	829	763
4.40%, 6/14/2046	2,928	2,321
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Wells Fargo Bank NA 5.45%, 8/7/2026	2,090	2,097
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (d) (g)	1,942	1,834
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d) (g)	16,324	15,245
		961,619
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	5,257	5,032
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	4,854	4,444
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,201	2,003
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	624	541
1.85%, 9/1/2032	500	383
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,832
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	1,651	1,579
2.55%, 9/15/2026	493	455
3.43%, 6/15/2027	219	206
		17,475
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	8,277	7,461
4.05%, 11/21/2039	24,345	20,866
Amgen, Inc.
5.25%, 3/2/2030	3,893	3,898
5.60%, 3/2/2043	3,883	3,810
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	679	326
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,120
4.50%, 2/1/2045	6,310	5,547
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	3,140	2,755
		47,783
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	89

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — 0.1%
Amazon.com, Inc.
3.10%, 5/12/2051	3,733	2,666
3.95%, 4/13/2052	12,809	10,685
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	1,500	1,289
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	2,743	2,480
Nordstrom, Inc.
2.30%, 4/8/2024	423	409
4.38%, 4/1/2030	3,087	2,467
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	1,275	829
9.75%, 10/1/2027 (a)	155	153
		20,978
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	8,473	7,203
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	187
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	8,388	8,257
Griffon Corp. 5.75%, 3/1/2028	6,859	6,393
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	2,975	2,648
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,883	3,603
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	340	322
4.75%, 1/15/2028 (a)	4,347	4,004
4.38%, 7/15/2030 (a)	1,869	1,602
3.38%, 1/15/2031 (a)	3,064	2,443
Summit Materials LLC 5.25%, 1/15/2029 (a)	5,389	5,048
Trane Technologies Co. LLC 7.20%, 6/1/2025	30	31
		41,741
Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.95%, 4/26/2027 (d)	4,602	4,530
3.25%, 5/16/2027	1,165	1,092
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	155	121
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,228	1,147
4.85%, 3/29/2029	272	260
4.70%, 9/20/2047	129	106
Charles Schwab Corp. (The) 2.75%, 10/1/2029	777	668
Credit Suisse AG (Switzerland)
7.95%, 1/9/2025	560	571
1.25%, 8/7/2026	3,692	3,234
7.50%, 2/15/2028	688	736
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (d)	2,620	2,616
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	3,980	4,040
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	1,550	1,370
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	2,491	2,412
3.75%, 5/22/2025	4,649	4,494
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (d)	1,565	1,518
4.25%, 10/21/2025	354	344
(SOFR + 1.08%), 5.80%, 8/10/2026 (d)	4,700	4,686
3.50%, 11/16/2026	9,708	9,125
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (d)	3,049	2,737
3.85%, 1/26/2027	1,616	1,534
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	19,799	17,753
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	8,572	7,758
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	7,466	6,981
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	5,902	5,525
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	8,708	7,046
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (d)	9,863	8,201
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	2,194	1,581
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	1,064	783
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Jefferies Financial Group, Inc.
6.45%, 6/8/2027	104	106
6.25%, 1/15/2036	923	935
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (b)	1,000	1
8.00%, 8/1/2015 (b)	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (b)	235	—
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	3,398	3,021
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (d)	777	757
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (d)	389	305
MDGH GMTN RSC Ltd. (United Arab Emirates) 4.38%, 11/22/2033 (a)	2,580	2,433
Morgan Stanley
(SOFR + 1.15%), 2.72%, 7/22/2025 (d)	1,223	1,187
4.00%, 7/23/2025	2,599	2,521
5.00%, 11/24/2025	821	809
3.88%, 1/27/2026	4,144	3,989
(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	1,204	1,135
3.13%, 7/27/2026	752	704
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	21,512	19,299
3.59%, 7/22/2028 (i)	6,472	5,987
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (d)	1,348	1,250
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	6,014	5,894
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	7,791	7,642
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	6,097	6,061
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	3,186	3,026
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	15,193	12,788
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	2,418	1,859
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	3,922	3,024
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	2,273	1,862
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	5,854	5,756
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	3,233	3,144
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (d)	5,267	4,637
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	5,340	3,933
(SOFR + 1.43%), 2.80%, 1/25/2052 (d)	3,495	2,217
MSCI, Inc. 3.63%, 9/1/2030 (a)	2,612	2,259
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	2,856	2,727
1.85%, 7/16/2025	1,300	1,201
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (d)	971	867
Nuveen LLC 4.00%, 11/1/2028 (a)	690	649
S&P Global, Inc.
2.90%, 3/1/2032	6,500	5,567
3.25%, 12/1/2049	5,340	3,829
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (d)	3,587	3,642
UBS Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (d)	250	241
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (d)	300	279
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (d)	350	351
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	1,890	1,680
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (d)	19,923	17,519
4.28%, 1/9/2028 (a)	14,276	13,355
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	11,213	10,766
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (d)	831	764
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (d)	27,883	23,902
4.88%, 5/15/2045	975	869
		299,718
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	91

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.4%
Air Products and Chemicals, Inc. 2.70%, 5/15/2040	777	565
Avient Corp. 7.13%, 8/1/2030 (a)	4,223	4,219
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	5,086	4,786
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	1,320	787
CF Industries, Inc.
5.15%, 3/15/2034	1,748	1,650
4.95%, 6/1/2043	9,931	8,394
Chemours Co. (The)
5.38%, 5/15/2027	900	847
5.75%, 11/15/2028 (a)	4,421	3,971
4.63%, 11/15/2029 (a)	2,105	1,750
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,538
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,539	3,990
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	4,580	4,190
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	1,835	1,543
2.30%, 11/1/2030 (a)	1,233	957
3.27%, 11/15/2040 (a)	1,583	1,053
LYB International Finance III LLC 3.38%, 10/1/2040	1,942	1,396
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	2,233	2,196
5.00%, 5/1/2025 (a)	2,359	2,245
5.25%, 6/1/2027 (a)	5,133	4,564
4.25%, 5/15/2029 (a)	918	746
Nutrien Ltd. (Canada)
2.95%, 5/13/2030	1,394	1,202
4.13%, 3/15/2035	497	432
RPM International, Inc. 2.95%, 1/15/2032	1,333	1,070
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,857
4.50%, 10/15/2029	6,983	5,840
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	4,881	4,547
Union Carbide Corp. 7.75%, 10/1/2096	1,267	1,433
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	5,476	5,107
		74,875
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,398	3,757
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,251	3,710
4.88%, 7/15/2032 (a)	5,107	4,405
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	3,642	3,092
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,068	1,055
5.00%, 2/1/2028 (a)	3,995	3,727
Enviri Corp. 5.75%, 7/31/2027 (a)	1,078	935
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,738
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,826	1,689
9.50%, 11/1/2027 (a)	801	775
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	3,917	3,729
4.00%, 8/1/2028 (a)	5,170	4,615
4.75%, 6/15/2029 (a)	1,942	1,759
ILFC E-Capital Trust I 7.06%, 12/21/2065 (a) (i)	5,178	3,746
Madison IAQ LLC 4.13%, 6/30/2028 (a)	8,706	7,703
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	6,770	6,644
Republic Services, Inc.
1.45%, 2/15/2031	1,952	1,511
2.38%, 3/15/2033	117	93
Stericycle, Inc.
5.38%, 7/15/2024 (a)	1,224	1,220
3.88%, 1/15/2029 (a)	5,111	4,450
		60,353
Communications Equipment — 0.1%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,457	810
CommScope, Inc.
6.00%, 3/1/2026 (a)	7,416	6,739
4.75%, 9/1/2029 (a)	2,792	2,075
		9,624
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,674	1,170
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — continued
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,218	3,766
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	5,479	4,601
MasTec, Inc.
4.50%, 8/15/2028 (a)	5,048	4,606
6.63%, 8/15/2029 (a)	1,457	1,394
Weekley Homes LLC 4.88%, 9/15/2028 (a)	5,274	4,654
		20,191
Construction Materials — 0.0% ^
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,112
Knife River Corp. 7.75%, 5/1/2031 (a)	2,723	2,787
		3,899
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	429	429
1.15%, 10/29/2023	8,737	8,670
6.50%, 7/15/2025	398	400
1.75%, 1/30/2026	2,550	2,307
2.45%, 10/29/2026	2,480	2,231
3.00%, 10/29/2028	12,596	10,915
3.30%, 1/30/2032	2,900	2,357
Ally Financial, Inc. 5.75%, 11/20/2025	2,874	2,788
American Express Co.
3.63%, 12/5/2024	268	261
4.20%, 11/6/2025	2,913	2,836
2.55%, 3/4/2027	1,942	1,766
5.85%, 11/5/2027	7,092	7,244
(SOFR + 1.28%), 5.28%, 7/27/2029 (d)	18,120	17,923
American Honda Finance Corp. 2.30%, 9/9/2026	311	286
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (a)	3,483	3,477
5.25%, 5/15/2024 (a)	9,048	8,932
2.88%, 2/15/2025 (a)	2,234	2,108
5.50%, 1/15/2026 (a)	2,112	2,056
2.13%, 2/21/2026 (a)	7,990	7,179
4.25%, 4/15/2026 (a)	1,971	1,859
2.53%, 11/18/2027 (a)	14,148	12,078
Capital One Financial Corp.
3.20%, 2/5/2025	195	187
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
(SOFR + 1.37%), 4.17%, 5/9/2025 (d)	2,207	2,165
(SOFR + 2.16%), 4.98%, 7/24/2026 (d)	505	494
(SOFR + 0.86%), 1.88%, 11/2/2027 (d)	2,093	1,835
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	3,440	3,232
5.13%, 6/16/2025	1,220	1,188
4.13%, 8/4/2025	6,700	6,381
3.38%, 11/13/2025	1,247	1,163
4.39%, 1/8/2026	3,750	3,544
6.95%, 6/10/2026	1,567	1,569
4.54%, 8/1/2026	7,902	7,448
2.70%, 8/10/2026	1,896	1,696
4.27%, 1/9/2027	6,910	6,389
4.13%, 8/17/2027	6,869	6,233
5.11%, 5/3/2029	870	800
7.20%, 6/10/2030	920	934
4.00%, 11/13/2030	6,651	5,628
3.63%, 6/17/2031	5,967	4,835
General Motors Financial Co., Inc.
3.60%, 6/21/2030	7,402	6,354
2.70%, 6/10/2031	2,015	1,589
ILFC E-Capital Trust II 7.31%, 12/21/2065 (a) (i)	1,790	1,319
Navient Corp. 6.75%, 6/25/2025	1,913	1,900
OneMain Finance Corp.
6.88%, 3/15/2025	2,529	2,516
7.13%, 3/15/2026	5,949	5,852
6.63%, 1/15/2028	3,837	3,588
5.38%, 11/15/2029	3,139	2,711
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	4,738	4,706
		184,358
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	1,350	1,212
1.80%, 2/10/2031 (a)	1,078	846
2.50%, 2/10/2041 (a)	3,236	2,093
2.80%, 2/10/2051 (a)	4,126	2,514
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	17,105	16,154
5.88%, 2/15/2028 (a)	1,063	1,032
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	93

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
3.50%, 3/15/2029 (a)	2,130	1,843
4.88%, 2/15/2030 (a)	981	900
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	437	305
3.63%, 5/13/2051 (a)	491	323
Kroger Co. (The) Series B, 7.70%, 6/1/2029	874	972
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	5,217	5,024
Rite Aid Corp. 8.00%, 11/15/2026 (a)	4,607	2,925
Sysco Corp. 2.40%, 2/15/2030	3,883	3,281
Target Corp. 4.80%, 1/15/2053	5,641	5,198
		44,622
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	9,786	9,153
5.25%, 8/15/2027 (a)	1,725	1,478
Ball Corp.
6.00%, 6/15/2029	2,791	2,751
2.88%, 8/15/2030	1,855	1,517
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	4,185	3,411
Crown Americas LLC 4.75%, 2/1/2026	1,801	1,737
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,049
3.50%, 3/15/2028 (a)	1,651	1,471
LABL, Inc. 6.75%, 7/15/2026 (a)	4,471	4,370
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	9,533	9,388
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	6,524	6,449
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,451
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,367	5,727
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,821	1,667
TriMas Corp. 4.13%, 4/15/2029 (a)	1,047	913
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (h)	4,613	4,351
WRKCo, Inc. 4.65%, 3/15/2026	2,427	2,362
		60,245
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	3,883	3,516
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	845	855
7.75%, 3/15/2031 (a)	2,641	2,731
		7,102
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	4,985	4,692
University of Miami Series 2022, 4.06%, 4/1/2052	3,398	2,792
University of Southern California Series A, 3.23%, 10/1/2120	777	454
		7,938
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	582	528
Safehold GL Holdings LLC 2.80%, 6/15/2031	4,854	3,739
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,323
VICI Properties LP
5.63%, 5/1/2024 (a)	5,296	5,255
4.63%, 6/15/2025 (a)	681	659
5.75%, 2/1/2027 (a)	714	700
3.75%, 2/15/2027 (a)	1,753	1,609
4.63%, 12/1/2029 (a)	3,923	3,544
4.13%, 8/15/2030 (a)	559	489
WP Carey, Inc.
4.25%, 10/1/2026	2,092	2,010
2.25%, 4/1/2033	2,796	2,077
		23,933
Diversified Telecommunication Services — 1.0%
Altice France SA (France)
5.13%, 7/15/2029 (a)	1,886	1,333
5.50%, 10/15/2029 (a)	2,371	1,713
AT&T, Inc.
1.65%, 2/1/2028	8,737	7,470
2.55%, 12/1/2033	19,668	15,007
3.50%, 6/1/2041	4,854	3,560
CCO Holdings LLC
5.13%, 5/1/2027 (a)	7,668	7,209
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
5.00%, 2/1/2028 (a)	11,209	10,329
5.38%, 6/1/2029 (a)	8,636	7,860
4.75%, 3/1/2030 (a)	28,056	24,122
4.50%, 8/15/2030 (a)	14,596	12,278
4.25%, 2/1/2031 (a)	3,155	2,588
4.75%, 2/1/2032 (a)	1,010	836
4.50%, 5/1/2032	2,291	1,857
4.25%, 1/15/2034 (a)	2,932	2,245
Embarq Corp. 8.00%, 6/1/2036	3,973	2,420
ESC Co., Escrow 8.50%, 10/15/2024 ‡ (b)	7,233	1
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,065	4,613
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	10,458	9,589
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	5,541	4,167
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	10,606	5,494
4.00%, 2/15/2027 (a)	8,381	5,282
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	2,279	2,031
Sprint Capital Corp.
6.88%, 11/15/2028	4,475	4,728
8.75%, 3/15/2032	5,242	6,248
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,030	905
6.00%, 9/30/2034	2,959	2,479
7.72%, 6/4/2038	185	171
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	2,990	2,951
Verizon Communications, Inc.
2.10%, 3/22/2028	1,276	1,115
4.33%, 9/21/2028	2,156	2,065
4.02%, 12/3/2029	11,662	10,842
3.40%, 3/22/2041	2,355	1,749
3.70%, 3/22/2061	2,325	1,584
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	5,282
		172,123
Electric Utilities — 2.2%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	729	774
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	321
Series M, 3.65%, 4/1/2050	1,942	1,464
Series N, 2.75%, 8/15/2051	2,427	1,502
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	971	841
Alabama Power Co.
6.13%, 5/15/2038	865	907
5.50%, 3/15/2041	1,214	1,160
Series A, 4.30%, 7/15/2048	340	280
American Electric Power Co., Inc. 2.03%, 3/15/2024	1,059	1,036
Arizona Public Service Co.
4.70%, 1/15/2044	146	119
4.25%, 3/1/2049	971	741
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,360	1,113
3.20%, 9/15/2049	1,432	969
2.90%, 6/15/2050	816	523
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,264
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	684
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	195	194
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,599	9,190
Commonwealth Edison Co. 4.00%, 3/1/2048	292	235
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,333
DTE Electric Co.
3.95%, 6/15/2042	370	299
Series A, 4.00%, 4/1/2043	4,728	3,818
5.40%, 4/1/2053	1,034	1,028
Duke Energy Carolinas LLC 3.70%, 12/1/2047	971	734
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,402
5.90%, 3/1/2033	400	407
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,478
2.75%, 4/1/2050	9,897	6,035
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	95

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.40%, 4/1/2053	5,189	5,044
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,565
4.30%, 2/1/2049	1,427	1,157
Duke Energy Progress LLC
5.25%, 3/15/2033	6,902	6,907
4.10%, 5/15/2042	297	245
3.70%, 10/15/2046	195	146
Edison International
5.25%, 11/15/2028	1,651	1,612
6.95%, 11/15/2029	1,942	2,047
Emera US Finance LP (Canada) 2.64%, 6/15/2031	14,105	11,242
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (a)	1,270	999
Enel Chile SA (Chile) 4.88%, 6/12/2028	863	821
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	9,394	7,304
Entergy Louisiana LLC
3.12%, 9/1/2027	729	675
1.60%, 12/15/2030	7,252	5,615
4.20%, 4/1/2050	1,360	1,089
2.90%, 3/15/2051	3,920	2,451
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,150
3.85%, 6/1/2049	486	363
3.50%, 6/1/2051	1,534	1,066
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,544
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	13,878
3.55%, 9/30/2049	753	533
Evergy Metro, Inc. 4.20%, 6/15/2047	714	576
Exelon Corp. 4.95%, 6/15/2035	120	112
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (a)	777	704
4.55%, 4/1/2049 (a)	4,239	3,426
Florida Power & Light Co.
5.10%, 4/1/2033	5,976	5,976
4.80%, 5/15/2033	4,272	4,173
5.40%, 9/1/2035	583	580
3.70%, 12/1/2047	4,466	3,482
3.95%, 3/1/2048	646	525
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Indiana Michigan Power Co. 5.63%, 4/1/2053	2,840	2,863
Interchile SA (Chile) 4.50%, 6/30/2056 (a)	3,097	2,393
Interstate Power and Light Co. 4.10%, 9/26/2028	777	740
ITC Holdings Corp.
3.65%, 6/15/2024	560	550
4.95%, 9/22/2027 (a)	5,867	5,772
2.95%, 5/14/2030 (a)	3,883	3,319
5.40%, 6/1/2033 (a)	4,563	4,483
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	794
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	945
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,446
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,228
Mississippi Power Co. 3.95%, 3/30/2028	544	512
Nevada Power Co. 5.38%, 9/15/2040	608	581
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	5,430	5,443
3.55%, 5/1/2027	522	492
5.05%, 2/28/2033	7,684	7,437
5.25%, 2/28/2053	1,379	1,277
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	85	81
4.50%, 9/15/2027 (a)	1,060	984
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	592
Northern States Power Co.
6.20%, 7/1/2037	168	179
2.60%, 6/1/2051	1,127	689
4.50%, 6/1/2052	2,602	2,245
NRG Energy, Inc.
6.63%, 1/15/2027	659	651
2.45%, 12/2/2027 (a)	2,549	2,164
5.75%, 1/15/2028	1,162	1,099
3.38%, 2/15/2029 (a)	4,251	3,504
5.25%, 6/15/2029 (a)	10,013	9,013
3.63%, 2/15/2031 (a)	614	479
3.88%, 2/15/2032 (a)	1,472	1,139
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Ohio Power Co.
Series P, 2.60%, 4/1/2030	2,524	2,137
4.00%, 6/1/2049	583	456
Series R, 2.90%, 10/1/2051	6,567	4,153
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	659
5.35%, 10/1/2052	534	523
Pacific Gas and Electric Co.
3.25%, 2/16/2024	4,252	4,198
3.45%, 7/1/2025	1,582	1,502
2.95%, 3/1/2026	1,000	923
4.65%, 8/1/2028	11,889	11,095
6.10%, 1/15/2029	1,282	1,267
6.40%, 6/15/2033	4,063	4,008
4.20%, 6/1/2041	1,622	1,174
4.60%, 6/15/2043	1,894	1,421
4.25%, 3/15/2046	8,491	5,796
PacifiCorp
5.75%, 4/1/2037	855	840
4.13%, 1/15/2049	1,607	1,175
4.15%, 2/15/2050	9,570	7,020
3.30%, 3/15/2051	3,738	2,382
5.50%, 5/15/2054	127	112
PECO Energy Co. 2.80%, 6/15/2050	729	462
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,036
PG&E Corp.
5.00%, 7/1/2028	6,548	6,024
5.25%, 7/1/2030	2,296	2,040
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	3,951	3,961
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	985
Series A-4, 5.21%, 12/1/2047	777	748
Series A-5, 5.10%, 6/1/2052	2,850	2,750
Pinnacle West Capital Corp. 1.30%, 6/15/2025	777	717
Potomac Electric Power Co. 6.50%, 11/15/2037	350	382
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,384	1,344
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	1,997
Series 36, 2.70%, 1/15/2051	3,097	1,867
5.25%, 4/1/2053	2,531	2,337
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,268
Series G, 6.63%, 11/15/2037	1,068	1,123
Public Service Electric and Gas Co.
2.25%, 9/15/2026	961	887
5.80%, 5/1/2037	826	843
5.38%, 11/1/2039	404	383
2.05%, 8/1/2050	2,950	1,658
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,059	1,024
Series A-2, 5.11%, 12/15/2047	311	294
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	744	732
Series A2, 5.17%, 5/15/2041	298	285
Southern California Edison Co.
Series E, 3.70%, 8/1/2025	1,942	1,877
Series B, 3.65%, 3/1/2028	971	907
5.30%, 3/1/2028	14,913	14,969
2.85%, 8/1/2029	1,748	1,538
Series 06-E, 5.55%, 1/15/2037	437	425
Series 08-A, 5.95%, 2/1/2038	277	281
Series C, 3.60%, 2/1/2045	1,233	894
Series C, 4.13%, 3/1/2048	971	765
Series 20A, 2.95%, 2/1/2051	8,553	5,432
5.88%, 12/1/2053	9,757	9,708
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	2,369	2,155
Series M, 4.10%, 9/15/2028	389	368
5.30%, 4/1/2033	2,214	2,167
Series J, 3.90%, 4/1/2045	1,206	887
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	3,427	2,892
Tucson Electric Power Co.
3.05%, 3/15/2025	583	561
4.85%, 12/1/2048	583	499
5.50%, 4/15/2053	2,597	2,499
Union Electric Co.
2.95%, 6/15/2027	626	582
4.00%, 4/1/2048	1,991	1,548
3.90%, 4/1/2052	1,262	992
Virginia Electric and Power Co.
3.45%, 2/15/2024	476	471
6.35%, 11/30/2037	229	240
8.88%, 11/15/2038	651	844
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	97

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	3,924	3,785
5.63%, 2/15/2027 (a)	3,786	3,645
5.00%, 7/31/2027 (a)	6,244	5,873
4.38%, 5/1/2029 (a)	3,033	2,674
4.30%, 7/15/2029 (a)	4,854	4,306
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	1,937
		370,661
Electrical Equipment — 0.1%
Eaton Corp. 4.15%, 11/2/2042	2,427	2,107
EnerSys 4.38%, 12/15/2027 (a)	1,029	941
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	1,366	1,359
6.05%, 4/15/2028 (a)	2,782	2,753
6.30%, 2/15/2030 (a)	1,181	1,176
6.40%, 4/15/2033 (a)	1,654	1,638
Sensata Technologies BV
5.63%, 11/1/2024 (a)	2,464	2,442
5.00%, 10/1/2025 (a)	538	524
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	539	484
		13,424
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.00%, 4/1/2025	634	616
3.88%, 1/12/2028	215	199
Coherent Corp. 5.00%, 12/15/2029 (a)	4,262	3,785
Corning, Inc. 5.35%, 11/15/2048	4,854	4,563
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,054	883
		10,046
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	877	829
4.08%, 12/15/2047	1,864	1,483
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	5,670	4,961
Halliburton Co.
4.75%, 8/1/2043	263	227
7.60%, 8/15/2096 (a)	267	283
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	2,655	2,591
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	3,951	3,916
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	715
Transocean, Inc. 8.75%, 2/15/2030 (a)	2,394	2,449
USA Compression Partners LP 6.88%, 9/1/2027	3,398	3,313
		20,767
Entertainment — 0.3%
Activision Blizzard, Inc. 2.50%, 9/15/2050	22,693	14,431
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	254	257
5.88%, 3/15/2026 (a)	1,546	1,484
5.25%, 7/15/2028 (a)	2,651	2,355
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,638	1,589
6.50%, 5/15/2027 (a)	7,241	7,247
4.75%, 10/15/2027 (a)	3,883	3,617
Netflix, Inc. 5.38%, 11/15/2029 (a)	8,086	8,041
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	831	787
Walt Disney Co. (The) 3.60%, 1/13/2051	534	402
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	14,256	12,580
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	3,583	3,109
3.00%, 2/15/2031 (a)	1,083	883
		56,782
Financial Services — 0.4%
Block, Inc.
2.75%, 6/1/2026	2,516	2,288
3.50%, 6/1/2031	5,263	4,315
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	8,778	7,489
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,532
Global Payments, Inc.
2.90%, 5/15/2030	4,369	3,691
2.90%, 11/15/2031	7,301	5,982
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	4,725	4,082
Mitsubishi HC Capital, Inc. (Japan)
3.96%, 9/19/2023 (a)	1,215	1,214
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
3.56%, 2/28/2024 (a)	1,900	1,874
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	5,446	5,187
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	555	505
Petronas Capital Ltd. (Malaysia) 2.48%, 1/28/2032 (a)	4,000	3,282
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,937	2,610
3.63%, 3/1/2029 (a)	2,851	2,427
3.88%, 3/1/2031 (a)	2,370	1,929
4.00%, 10/15/2033 (a)	565	447
Shell International Finance BV (Netherlands)
3.63%, 8/21/2042	6,407	5,148
4.00%, 5/10/2046	2,913	2,395
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,489
Visa, Inc.
4.15%, 12/14/2035	1,466	1,383
2.70%, 4/15/2040	1,457	1,085
Voya Financial, Inc. 5.70%, 7/15/2043	292	269
		60,623
Food Products — 0.2%
Archer-Daniels-Midland Co. 4.50%, 3/15/2049	1,165	1,045
Campbell Soup Co. 4.15%, 3/15/2028	1,651	1,572
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,736	4,605
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	2,000	1,889
4.13%, 1/31/2030 (a)	2,821	2,481
4.38%, 1/31/2032 (a)	941	817
Mars, Inc. 0.88%, 7/16/2026 (a)	2,233	1,985
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	483	470
4.60%, 6/1/2044	971	860
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	2,992	2,924
5.50%, 12/15/2029 (a)	2,680	2,479
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
4.63%, 4/15/2030 (a)	2,694	2,387
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	5,250	4,383
		27,897
Gas Utilities — 0.2%
AmeriGas Partners LP
5.88%, 8/20/2026	1,432	1,359
5.75%, 5/20/2027	2,131	1,971
Atmos Energy Corp.
1.50%, 1/15/2031	3,155	2,461
5.50%, 6/15/2041	1,078	1,052
4.15%, 1/15/2043	565	473
2.85%, 2/15/2052	928	600
5.75%, 10/15/2052	2,083	2,170
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	917
4.27%, 3/15/2048 (a)	971	714
CenterPoint Energy Resources Corp. 5.40%, 3/1/2033	9,480	9,483
ONE Gas, Inc. 4.50%, 11/1/2048	389	319
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	777	705
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,068	996
Series XX, 2.55%, 2/1/2030	695	591
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	340	384
4.80%, 3/15/2047 (a)	199	162
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,396
		27,753
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,145	3,958
5.38%, 3/1/2029 (a)	1,952	1,794
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	98	105
6.15%, 5/1/2037	729	793
4.38%, 9/1/2042	2,437	2,140
3.55%, 2/15/2050	1,873	1,433
5.20%, 4/15/2054	12,708	12,504
CSX Corp. 3.25%, 6/1/2027	1,246	1,173
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	99

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
ERAC USA Finance LLC
2.70%, 11/1/2023 (a)	457	455
7.00%, 10/15/2037 (a)	283	319
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	971	825
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	6,538	5,919
Norfolk Southern Corp. 4.05%, 8/15/2052	971	771
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	2,102	1,892
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	2,913	2,789
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	2,631	2,656
4.50%, 8/15/2029 (a)	2,233	2,045
Union Pacific Corp. 4.95%, 5/15/2053	2,655	2,550
XPO, Inc.
6.25%, 6/1/2028 (a)	1,772	1,736
7.13%, 6/1/2031 (a)	3,680	3,700
		49,557
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	5,918	5,494
Becton Dickinson & Co. 3.70%, 6/6/2027	2,427	2,301
DH Europe Finance II SARL 3.25%, 11/15/2039	1,360	1,079
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,110	1,038
3.25%, 2/15/2029 (a)	4,368	3,794
Medline Borrower LP
3.88%, 4/1/2029 (a)	7,558	6,598
5.25%, 10/1/2029 (a)	3,258	2,893
		23,197
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,921	3,715
5.00%, 4/15/2029 (a)	2,427	2,233
AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,267	3,487
Aetna, Inc.
4.50%, 5/15/2042	218	182
4.13%, 11/15/2042	534	424
3.88%, 8/15/2047	6,691	5,020
Ascension Health 3.95%, 11/15/2046	667	543
Banner Health 1.90%, 1/1/2031	2,368	1,899
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Centene Corp. 4.63%, 12/15/2029	25,176	23,149
Children's Hospital Series 2020, 2.93%, 7/15/2050	741	468
Cigna Group (The) 4.50%, 2/25/2026	971	951
CommonSpirit Health
1.55%, 10/1/2025	1,238	1,139
2.78%, 10/1/2030	1,238	1,040
3.91%, 10/1/2050	1,219	916
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	5,789	5,094
6.00%, 1/15/2029 (a)	2,591	2,170
4.75%, 2/15/2031 (a)	6,136	4,571
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	486	345
CVS Health Corp.
4.30%, 3/25/2028	1,421	1,365
5.13%, 2/21/2030	1,942	1,913
5.25%, 1/30/2031	2,282	2,255
5.25%, 2/21/2033	1,165	1,139
DaVita, Inc.
4.63%, 6/1/2030 (a)	8,533	7,319
3.75%, 2/15/2031 (a)	1,882	1,499
Encompass Health Corp.
4.50%, 2/1/2028	4,985	4,630
4.75%, 2/1/2030	4,989	4,544
4.63%, 4/1/2031	1,366	1,198
Envision Healthcare Corp. 8.75%, 10/15/2026 (a) (b)	4,480	129
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,023
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,282	1,519
HCA, Inc.
4.50%, 2/15/2027	19,711	19,061
5.63%, 9/1/2028	7,048	7,039
5.88%, 2/1/2029	4,759	4,788
3.50%, 9/1/2030	1,442	1,259
2.38%, 7/15/2031	4,819	3,804
5.50%, 6/15/2047	9,800	8,922
3.50%, 7/15/2051	1,273	849
McKesson Corp. 0.90%, 12/3/2025	2,641	2,392
Memorial Health Services 3.45%, 11/1/2049	627	455
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	219	181
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Series 2015, 4.20%, 7/1/2055	763	629
Mount Sinai Hospital Series 2017, 3.98%, 7/1/2048	647	504
MultiCare Health System 2.80%, 8/15/2050	345	207
MyMichigan Health Series 2020, 3.41%, 6/1/2050	928	638
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	680	379
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,078	731
Owens & Minor, Inc.
4.38%, 12/15/2024	1,195	1,160
6.63%, 4/1/2030 (a)	4,466	4,063
Quest Diagnostics, Inc. 2.95%, 6/30/2030	971	843
Tenet Healthcare Corp.
4.88%, 1/1/2026	8,373	8,117
6.25%, 2/1/2027	486	479
5.13%, 11/1/2027	13,137	12,491
4.63%, 6/15/2028	5,461	5,029
4.25%, 6/1/2029	8,735	7,799
6.13%, 6/15/2030	7,083	6,864
Texas Health Resources
2.33%, 11/15/2050	486	275
4.33%, 11/15/2055	1,044	889
UnitedHealth Group, Inc.
4.63%, 7/15/2035	96	93
3.95%, 10/15/2042	598	497
3.75%, 10/15/2047	1,088	860
3.25%, 5/15/2051	1,898	1,348
5.88%, 2/15/2053	7,903	8,452
5.05%, 4/15/2053	16,338	15,595
3.88%, 8/15/2059	782	605
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	942	546
		213,722
Health Care REITs — 0.0% ^
Healthpeak OP LLC 3.00%, 1/15/2030	486	421
MPT Operating Partnership LP 4.63%, 8/1/2029	1,384	999
Sabra Health Care LP 3.20%, 12/1/2031	2,194	1,676
Ventas Realty LP
3.75%, 5/1/2024	571	562
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care REITs — continued
3.50%, 2/1/2025	435	418
4.13%, 1/15/2026	84	81
3.25%, 10/15/2026	212	196
3.85%, 4/1/2027	600	562
		4,915
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,487
5.00%, 5/15/2027 (a)	5,377	5,176
		7,663
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	7,088	6,590
7.25%, 7/15/2028 (a)	971	976
		7,566
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	6,174	5,615
4.00%, 10/15/2030 (a)	3,237	2,742
Boyd Gaming Corp. 4.75%, 12/1/2027	3,927	3,676
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,061
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	7,837	7,776
Carnival Corp.
9.88%, 8/1/2027 (a)	7,126	7,532
4.00%, 8/1/2028 (a)	1,841	1,647
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	2,549	2,772
Cedar Fair LP
5.50%, 5/1/2025 (a)	588	583
6.50%, 10/1/2028	5,335	5,157
5.25%, 7/15/2029	3,871	3,485
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,384	1,369
5.75%, 5/1/2028 (a)	855	839
3.75%, 5/1/2029 (a)	3,424	3,017
4.88%, 1/15/2030	2,112	1,970
4.00%, 5/1/2031 (a)	367	319
3.63%, 2/15/2032 (a)	1,423	1,190
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,355	1,306
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	984	878
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	101

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.50%, 6/15/2029 (a)	2,477	2,093
McDonald's Corp. 5.45%, 8/14/2053	1,570	1,571
MGM Resorts International
6.75%, 5/1/2025	913	914
5.75%, 6/15/2025	3,920	3,866
5.50%, 4/15/2027	2,876	2,748
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	120	127
11.63%, 8/15/2027 (a)	3,425	3,732
8.25%, 1/15/2029 (a)	4,413	4,596
9.25%, 1/15/2029 (a)	7,071	7,537
Sands China Ltd. (Macau)
5.38%, 8/8/2025 (h)	1,861	1,799
4.30%, 1/8/2026 (h)	3,530	3,305
2.80%, 3/8/2027 (h)	3,218	2,788
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	2,233	2,102
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	972	972
Starbucks Corp. 4.80%, 2/15/2033	3,087	3,015
Station Casinos LLC 4.50%, 2/15/2028 (a)	5,928	5,306
Travel + Leisure Co. 6.00%, 4/1/2027 (h)	1,020	992
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	3,806	3,793
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	2,664	2,632
5.25%, 5/15/2027 (a)	2,801	2,651
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	2,990	2,620
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	6,806	6,093
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	781	719
3.63%, 3/15/2031	1,185	1,005
4.63%, 1/31/2032	4,659	4,169
		127,079
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,874	2,781
MDC Holdings, Inc.
3.85%, 1/15/2030	2,471	2,137
2.50%, 1/15/2031	2,649	2,054
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Durables — continued
Newell Brands, Inc.
4.70%, 4/1/2026 (h)	3,224	3,089
6.63%, 9/15/2029	4,524	4,477
5.87%, 4/1/2036 (h)	4,374	3,888
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	9,348	8,030
		26,456
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	520	487
4.13%, 10/15/2030	4,019	3,459
4.13%, 4/30/2031 (a)	724	615
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	4,985	4,401
4.38%, 3/31/2029 (a)	3,782	3,239
Reckitt Benckiser Treasury Services plc (United Kingdom) 3.00%, 6/26/2027 (a)	350	326
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	3,791	3,477
5.50%, 7/15/2030 (a)	3,669	3,413
		19,417
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 3.30%, 7/15/2025 (a)	1,481	1,408
Calpine Corp.
5.25%, 6/1/2026 (a)	3,171	3,111
4.50%, 2/15/2028 (a)	2,913	2,697
5.13%, 3/15/2028 (a)	3,825	3,485
Constellation Energy Generation LLC
3.25%, 6/1/2025	578	553
5.80%, 3/1/2033	5,456	5,558
6.25%, 10/1/2039	195	198
5.75%, 10/1/2041	850	810
5.60%, 6/15/2042	8,961	8,448
		26,268
Industrial REITs — 0.0% ^
Prologis LP
3.25%, 6/30/2026	175	166
1.75%, 7/1/2030	2,427	1,938
3.00%, 4/15/2050	4,989	3,279
2.13%, 10/15/2050	1,457	786
		6,169
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — 0.4%
Aflac, Inc. 3.60%, 4/1/2030	2,427	2,212
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	996	962
3.90%, 4/6/2028 (a)	2,495	2,378
3.60%, 4/9/2029 (a)	495	458
3.20%, 9/16/2040 (a)	1,680	1,204
Aon Corp.
5.35%, 2/28/2033	864	863
6.25%, 9/30/2040	233	241
Athene Global Funding
1.45%, 1/8/2026 (a)	1,719	1,532
2.95%, 11/12/2026 (a)	4,369	3,950
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	4,582	3,081
2.50%, 1/15/2051	2,190	1,364
3.85%, 3/15/2052	11,659	9,288
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,068	1,100
CNA Financial Corp. 3.95%, 5/15/2024	363	358
F&G Global Funding 1.75%, 6/30/2026 (a)	617	549
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	395	338
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	264	212
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	2,560	2,444
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,558
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	462	329
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,172	1,138
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	1,583	1,563
MetLife, Inc.
6.50%, 12/15/2032	680	737
4.13%, 8/13/2042	486	403
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,325
5.15%, 3/28/2033 (a)	8,975	8,775
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,702
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,516
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	324
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (d)	2,651	1,984
Principal Financial Group, Inc. 3.70%, 5/15/2029	588	538
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	569	531
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,318
Prudential Financial, Inc. 3.91%, 12/7/2047	2,193	1,701
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	155
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (d)	1,000	945
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	486	436
4.27%, 5/15/2047 (a)	777	629
Travelers Property Casualty Corp. 7.75%, 4/15/2026	680	724
W R Berkley Corp. 3.55%, 3/30/2052	2,461	1,678
		64,543
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	3,277	3,290
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	4,937	4,295
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,208
Gartner, Inc.
3.63%, 6/15/2029 (a)	1,685	1,480
3.75%, 10/1/2030 (a)	5,165	4,460
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,869	4,552
		17,995
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	4,908	4,332
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	103

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Life Sciences Tools & Services — continued
Thermo Fisher Scientific, Inc.
4.98%, 8/10/2030	4,000	3,990
5.09%, 8/10/2033	7,430	7,468
		15,790
Machinery — 0.1%
Caterpillar, Inc. 3.80%, 8/15/2042	661	560
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	7,279	7,458
Daimler Truck Finance North America LLC (Germany) 3.50%, 4/7/2025 (a)	4,090	3,952
Hillenbrand, Inc. 3.75%, 3/1/2031	2,529	2,124
Otis Worldwide Corp. 2.06%, 4/5/2025	2,427	2,300
Parker-Hannifin Corp.
4.25%, 9/15/2027	680	659
6.25%, 5/15/2038	428	453
Terex Corp. 5.00%, 5/15/2029 (a)	2,850	2,617
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,865	2,686
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	1,845	1,877
		24,686
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,244	2,018
Media — 1.4%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	2,733	2,165
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	1,892
2.80%, 4/1/2031	4,175	3,364
3.50%, 6/1/2041	3,466	2,297
3.50%, 3/1/2042	5,772	3,773
3.70%, 4/1/2051	3,107	1,931
3.90%, 6/1/2052	1,651	1,056
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	8,147	7,297
7.75%, 4/15/2028 (a)	1,961	1,542
Comcast Corp.
1.95%, 1/15/2031	3,951	3,195
5.50%, 11/15/2032	6,039	6,196
4.65%, 2/15/2033	2,699	2,633
4.40%, 8/15/2035	3,738	3,465
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
3.90%, 3/1/2038	12,124	10,344
3.25%, 11/1/2039	10,222	7,872
3.97%, 11/1/2047	1,083	868
4.00%, 3/1/2048	4,990	4,015
4.00%, 11/1/2049	132	105
3.45%, 2/1/2050	4,085	2,981
2.89%, 11/1/2051	1,968	1,262
2.45%, 8/15/2052	6,611	3,869
5.35%, 5/15/2053	17,018	16,653
2.94%, 11/1/2056	11,194	6,966
2.99%, 11/1/2063	1,152	696
Cox Communications, Inc. 2.95%, 10/1/2050 (a)	2,709	1,609
CSC Holdings LLC
5.25%, 6/1/2024	2,304	2,186
5.38%, 2/1/2028 (a)	14,093	11,553
6.50%, 2/1/2029 (a)	3,959	3,273
4.50%, 11/15/2031 (a)	2,571	1,828
Diamond Sports Group LLC 5.38%, 8/15/2026 (a) (b)	3,550	84
Directv Financing LLC 5.88%, 8/15/2027 (a)	6,147	5,448
Discovery Communications LLC 4.00%, 9/15/2055	2,321	1,514
DISH DBS Corp.
5.88%, 11/15/2024	10,729	9,979
5.25%, 12/1/2026 (a)	6,014	5,069
5.75%, 12/1/2028 (a)	1,782	1,383
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,767	2,808
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,114	1,476
Gray Television, Inc. 4.75%, 10/15/2030 (a)	2,049	1,431
iHeartCommunications, Inc.
6.38%, 5/1/2026	3,631	3,168
8.38%, 5/1/2027	5,520	3,822
5.25%, 8/15/2027 (a)	4,231	3,346
Lamar Media Corp.
3.75%, 2/15/2028	923	838
4.00%, 2/15/2030	5,243	4,588
News Corp. 3.88%, 5/15/2029 (a)	5,982	5,253
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	9,281	8,724
4.75%, 11/1/2028 (a)	1,369	1,201
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	2,007	1,972
5.00%, 8/15/2027 (a)	3,749	3,393
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,393	3,527
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,209	977
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	5,422	3,494
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	3,087	2,854
4.00%, 7/15/2028 (a)	5,976	5,175
5.50%, 7/1/2029 (a)	9,409	8,470
4.13%, 7/1/2030 (a)	6,172	5,032
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,660	4,727
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	697
TEGNA, Inc.
4.63%, 3/15/2028	6,180	5,520
5.00%, 9/15/2029	2,296	2,020
Time Warner Cable LLC 7.30%, 7/1/2038	326	330
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	6,819	5,869
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	1,563	1,290
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	2,969	2,947
5.13%, 4/15/2027 (a)	3,995	3,825
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,022	833
		239,970
Metals & Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	1,750	1,690
6.13%, 5/15/2028 (a)	3,845	3,800
ATI, Inc. 5.88%, 12/1/2027	6,088	5,921
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	1,942	1,916
Big River Steel LLC 6.63%, 1/31/2029 (a)	1,748	1,738
Carpenter Technology Corp. 6.38%, 7/15/2028	1,802	1,761
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	2,865	2,866
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
5.88%, 6/1/2027	3,585	3,452
4.63%, 3/1/2029 (a)	2,799	2,482
Corp. Nacional del Cobre de Chile (Chile) 5.13%, 2/2/2033 (a)	507	486
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	4,906	4,526
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	16,727	15,470
5.40%, 11/14/2034	2,088	1,979
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	104
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	292	290
3.88%, 10/27/2027 (a)	3,883	3,635
2.50%, 9/1/2030 (a)	850	691
2.85%, 4/27/2031 (a)	8,941	7,287
2.63%, 9/23/2031 (a)	8,632	6,870
Indonesia Asahan Aluminium PT (Indonesia) 6.53%, 11/15/2028 (a)	2,400	2,441
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,248	2,872
Novelis Corp.
3.25%, 11/15/2026 (a)	1,498	1,357
4.75%, 1/30/2030 (a)	4,476	4,006
3.88%, 8/15/2031 (a)	750	621
Nucor Corp. 2.98%, 12/15/2055	1,855	1,131
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	1,942	1,907
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	1,554	1,357
United States Steel Corp. 6.88%, 3/1/2029	2,578	2,568
		85,224
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	4,854	4,416
Series QIB, 4.50%, 9/1/2026 (a)	18,930	16,790
Series QIB, 4.50%, 3/15/2027 (a)	29,123	25,002
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	22,328	21,225
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	25,000	22,447
		89,880
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	105

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.3%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,049
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,284
3.25%, 3/15/2050	3,835	2,694
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,371
2.85%, 5/15/2051	7,514	4,653
4.60%, 5/1/2053	1,160	956
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	386
Series 2017, 3.88%, 6/15/2047	1,238	948
Series E, 4.65%, 12/1/2048	1,651	1,420
4.50%, 5/15/2058	785	640
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,485
4.35%, 4/15/2049	486	416
4.35%, 8/31/2064	477	375
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	736
7.00%, 6/15/2038	389	421
Series C, 4.90%, 8/1/2041	45	40
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	833
2.89%, 9/15/2051	1,282	802
San Diego Gas & Electric Co.
6.00%, 6/1/2026	665	676
Series XXX, 3.00%, 3/15/2032	4,854	4,133
6.00%, 6/1/2039	486	498
4.50%, 8/15/2040	242	214
Series UUU, 3.32%, 4/15/2050	4,641	3,184
5.35%, 4/1/2053	1,059	1,026
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	9,888	6,390
		45,630
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	1,112	821
5.15%, 4/15/2053	1,059	943
Corporate Office Properties LP 2.25%, 3/15/2026	1,505	1,359
		3,123
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 2.8%
AI Candelaria Spain SA (Colombia) 7.50%, 12/15/2028 (j)	1,002	923
Aker BP ASA (Norway)
2.00%, 7/15/2026 (a)	1,123	1,008
3.10%, 7/15/2031 (a)	4,400	3,630
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	4,092	4,163
5.75%, 1/15/2028 (a)	4,160	3,984
5.38%, 6/15/2029 (a)	2,825	2,647
Antero Resources Corp.
7.63%, 2/1/2029 (a)	4,259	4,365
5.38%, 3/1/2030 (a)	2,151	2,011
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	593	565
Baytex Energy Corp. (Canada)
8.75%, 4/1/2027 (a)	4,679	4,789
8.50%, 4/30/2030 (a)	1,826	1,851
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	3,170	3,116
BP Capital Markets America, Inc.
3.02%, 1/16/2027	1,287	1,207
2.72%, 1/12/2032	20,922	17,511
4.81%, 2/13/2033	10,276	9,947
4.89%, 9/11/2033	3,466	3,372
3.00%, 2/24/2050	5,102	3,399
2.77%, 11/10/2050	3,971	2,504
2.94%, 6/4/2051	5,194	3,391
3.00%, 3/17/2052	2,952	1,937
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)	10,853	10,384
3.28%, 9/19/2027	2,901	2,732
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)	13,465	12,194
Buckeye Partners LP 4.13%, 12/1/2027	4,311	3,920
California Resources Corp. 7.13%, 2/1/2026 (a)	2,602	2,609
Cameron LNG LLC 3.70%, 1/15/2039 (a)	933	750
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,394	1,389
2.74%, 12/31/2039	2,015	1,560
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Cheniere Energy Partners LP
4.50%, 10/1/2029	9,074	8,373
3.25%, 1/31/2032	9,339	7,717
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,183	4,879
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	4,529	4,496
Chord Energy Corp. 6.38%, 6/1/2026 (a)	2,000	1,971
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	2,301	2,370
8.75%, 7/1/2031 (a)	6,715	6,950
CNX Resources Corp. 7.25%, 3/14/2027 (a)	1,623	1,621
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	4,775	4,824
6.50%, 8/15/2043 (a)	2,890	2,929
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	6,693	6,262
5.88%, 1/15/2030 (a)	1,078	952
ConocoPhillips Co.
5.05%, 9/15/2033	7,680	7,632
5.55%, 3/15/2054	6,380	6,396
4.03%, 3/15/2062	9,086	6,951
Coterra Energy, Inc. 3.90%, 5/15/2027	2,825	2,686
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	3,913	3,855
Crestwood Midstream Partners LP
5.75%, 4/1/2025	3,000	2,975
5.63%, 5/1/2027 (a)	869	843
6.00%, 2/1/2029 (a)	2,039	2,002
8.00%, 4/1/2029 (a)	2,297	2,374
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,061	3,598
4.38%, 6/15/2031 (a)	2,602	2,253
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,961	1,859
Energian Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (j)	2,357	2,331
4.88%, 3/30/2026 (j)	1,840	1,721
Energy Transfer LP
5.75%, 2/15/2033	1,942	1,931
5.80%, 6/15/2038	5,660	5,365
5.00%, 5/15/2050	4,854	3,995
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	522
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	1,170	1,132
EnLink Midstream Partners LP
4.15%, 6/1/2025	758	734
4.85%, 7/15/2026	1,617	1,552
5.60%, 4/1/2044	1,874	1,598
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	777	756
6.45%, 9/1/2040	365	389
3.30%, 2/15/2053	2,379	1,627
4.95%, 10/15/2054	321	285
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (d)	1,457	1,282
EQM Midstream Partners LP
4.00%, 8/1/2024	2,172	2,119
6.00%, 7/1/2025 (a)	415	411
4.13%, 12/1/2026	2,200	2,065
6.50%, 7/1/2027 (a)	1,942	1,930
5.50%, 7/15/2028	6,786	6,483
4.50%, 1/15/2029 (a)	4,883	4,437
4.75%, 1/15/2031 (a)	4,267	3,771
Equinor ASA (Norway) 7.15%, 11/15/2025	568	584
Exxon Mobil Corp.
3.00%, 8/16/2039	4,893	3,765
3.10%, 8/16/2049	670	471
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	3,502	2,772
4.32%, 12/30/2039 (a)	1,243	889
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,615	1,267
Genesis Energy LP
6.25%, 5/15/2026	1,051	1,019
8.00%, 1/15/2027	3,450	3,401
7.75%, 2/1/2028	1,276	1,242
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	1,059	1,058
2.60%, 10/15/2025 (a)	1,798	1,663
3.45%, 10/15/2027 (a)	1,423	1,273
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	2,046	1,845
Gulfport Energy Corp.
8.00%, 5/17/2026	1,943	1,973
8.00%, 5/17/2026 (a)	2,588	2,628
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	107

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Gulfport Energy Operating Corp. 6.63%, 5/1/2023 (b)	1,320	1
Gulfport Energy Operating Corp., Escrow
6.00%, 10/15/2024 (b)	2,737	2
6.38%, 1/15/2026 (b)	1,018	1
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	5,417	5,301
HF Sinclair Corp. 5.88%, 4/1/2026	3,426	3,443
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	9,460	8,774
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	1,719	1,710
Kinder Morgan, Inc. 3.25%, 8/1/2050	5,524	3,477
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	4,876	4,722
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (j)	1,058	1,035
6.50%, 6/30/2027 (j)	1,147	1,106
6.75%, 6/30/2030 (j)	660	617
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	2,879	2,750
MPLX LP
5.20%, 3/1/2047	314	270
4.95%, 3/14/2052	1,219	1,005
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	2,110	2,101
NGPL PipeCo LLC
3.25%, 7/15/2031 (a)	598	491
7.77%, 12/15/2037 (a)	598	630
NuStar Logistics LP
5.75%, 10/1/2025	2,011	1,972
6.00%, 6/1/2026	1,299	1,273
5.63%, 4/28/2027	3,651	3,542
6.38%, 10/1/2030	647	623
Occidental Petroleum Corp.
8.88%, 7/15/2030	2,657	3,046
6.63%, 9/1/2030	4,556	4,703
7.88%, 9/15/2031	2,524	2,795
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,469
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,000	3,199
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,524	2,294
5.35%, 2/12/2028	3,160	2,527
5.95%, 1/28/2031	3,398	2,455
10.00%, 2/7/2033 (a)	7,907	7,154
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
7.69%, 1/23/2050	1,505	1,002
Phillips 66 4.65%, 11/15/2034	971	911
Pioneer Natural Resources Co. 1.13%, 1/15/2026	1,942	1,760
Range Resources Corp.
4.88%, 5/15/2025	1,532	1,498
8.25%, 1/15/2029	4,466	4,636
4.75%, 2/15/2030 (a)	826	746
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	3,070	2,810
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	2,913	2,904
4.20%, 3/15/2028	3,335	3,158
4.50%, 5/15/2030	22,148	20,842
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	200	198
1.63%, 11/24/2025 (a)	224	206
SM Energy Co.
5.63%, 6/1/2025	1,457	1,435
6.75%, 9/15/2026	4,864	4,844
6.63%, 1/15/2027	1,256	1,240
Southwestern Energy Co.
5.70%, 1/23/2025 (h)	197	195
8.38%, 9/15/2028	1,646	1,713
5.38%, 2/1/2029	5,776	5,480
5.38%, 3/15/2030	2,938	2,751
4.75%, 2/1/2032	574	508
Sunoco LP
6.00%, 4/15/2027	1,491	1,475
4.50%, 5/15/2029	5,642	5,102
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	1,986	1,998
6.00%, 3/1/2027 (a)	3,607	3,456
5.50%, 1/15/2028 (a)	4,820	4,477
6.00%, 12/31/2030 (a)	1,593	1,425
Targa Resources Partners LP
6.50%, 7/15/2027	1,680	1,689
5.50%, 3/1/2030	1,530	1,467
4.00%, 1/15/2032	1,020	880
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	1,426	1,295
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	365	337
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,720
3.13%, 5/29/2050	6,549	4,527
Valero Energy Corp. 2.15%, 9/15/2027	874	778
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	6,174	5,341
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	8,487	8,561
8.38%, 6/1/2031 (a)	4,854	4,896
Williams Cos., Inc. (The) 5.40%, 3/4/2044	3,155	2,844
		468,505
Passenger Airlines — 0.2%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	2,282	2,498
5.50%, 4/20/2026 (a)	3,559	3,493
7.25%, 2/15/2028 (a)	775	761
5.75%, 4/20/2029 (a)	12,328	11,790
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,216	3,137
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	1,239	1,234
United Airlines Holdings, Inc. 4.88%, 1/15/2025	2,176	2,123
United Airlines, Inc. 4.38%, 4/15/2026 (a)	2,277	2,146
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	2,913	2,688
		29,870
Personal Care Products — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	4,937	4,653
4.13%, 4/1/2029 (a)	2,054	1,780
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,748	1,210
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,460
Kenvue, Inc. 4.90%, 3/22/2033 (a)	9,106	9,056
		19,159
Pharmaceuticals — 0.6%
Astrazeneca Finance LLC (United Kingdom) 4.90%, 3/3/2030	4,951	4,925
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	4,518	4,092
8.50%, 1/31/2027 (a)	5,693	3,167
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	6,343	5,712
5.75%, 8/15/2027 (a)	5,912	3,701
5.00%, 1/30/2028 (a)	2,704	1,175
4.88%, 6/1/2028 (a)	11,463	6,802
5.00%, 2/15/2029 (a)	2,782	1,154
5.25%, 2/15/2031 (a)	1,215	515
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	5,823	5,143
2.35%, 11/13/2040	3,883	2,624
3.70%, 3/15/2052	2,971	2,285
Eli Lilly & Co. 4.95%, 2/27/2063	3,350	3,272
Jazz Securities DAC 4.38%, 1/15/2029 (a)	5,179	4,640
Merck & Co., Inc.
2.75%, 12/10/2051	4,641	3,046
5.00%, 5/17/2053	2,112	2,063
5.15%, 5/17/2063	1,641	1,602
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,535
5.13%, 4/30/2031 (a)	5,735	4,886
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (b) (h)	4,135	2,944
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	5,034	4,954
5.30%, 5/19/2053	5,170	5,172
5.34%, 5/19/2063	5,276	5,199
Pfizer, Inc.
4.10%, 9/15/2038	2,913	2,611
3.90%, 3/15/2039	2,874	2,492
4.30%, 6/15/2043	3,883	3,500
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	486	456
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	2,800	2,777
3.03%, 7/9/2040	1,600	1,163
3.18%, 7/9/2050	750	504
Wyeth LLC 5.95%, 4/1/2037	1,068	1,145
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	109

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Zoetis, Inc.
2.00%, 5/15/2030	1,942	1,599
5.60%, 11/16/2032	1,870	1,929
		100,784
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	2,994	2,406
5.00%, 3/1/2031	1,262	954
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	558
		3,918
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,579
ERP Operating LP 2.85%, 11/1/2026	2,913	2,717
Essex Portfolio LP 2.65%, 3/15/2032	3,160	2,517
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,196
UDR, Inc.
2.10%, 8/1/2032	923	692
1.90%, 3/15/2033	491	358
		10,059
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	921	859
4.30%, 10/15/2028	777	729
Realty Income Corp.
3.88%, 7/15/2024	1,959	1,926
3.88%, 4/15/2025	816	795
3.25%, 1/15/2031	539	466
1.80%, 3/15/2033	1,068	781
Regency Centers LP 3.70%, 6/15/2030	3,743	3,355
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,379	1,332
3.25%, 10/28/2025 (a)	971	919
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (d)	1,500	1,348
		12,510
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,523	5,520
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	3,195	2,929
Analog Devices, Inc. 2.95%, 10/1/2051	5,723	3,846
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	3,937	3,770
Entegris, Inc.
4.38%, 4/15/2028 (a)	1,141	1,040
3.63%, 5/1/2029 (a)	1,631	1,402
Intel Corp.
5.20%, 2/10/2033	4,854	4,850
5.63%, 2/10/2043	4,558	4,537
3.25%, 11/15/2049	1,651	1,126
5.70%, 2/10/2053	1,272	1,260
3.10%, 2/15/2060	680	423
KLA Corp. 3.30%, 3/1/2050	761	547
Marvell Technology, Inc. 2.95%, 4/15/2031	2,020	1,686
NXP BV (China)
5.00%, 1/15/2033	1,457	1,379
3.25%, 5/11/2041	3,684	2,617
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,671	5,938
QUALCOMM, Inc. 4.50%, 5/20/2052	1,680	1,466
Texas Instruments, Inc.
3.88%, 3/15/2039	1,573	1,363
4.15%, 5/15/2048	292	253
5.05%, 5/18/2063	3,687	3,532
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	9,873	8,158
		57,642
Software — 0.4%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	4,976	4,590
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	5,212	4,593
Microsoft Corp. 2.92%, 3/17/2052	1,970	1,397
NCR Corp.
5.75%, 9/1/2027 (a)	1,942	1,961
5.00%, 10/1/2028 (a)	3,727	3,421
5.13%, 4/15/2029 (a)	3,431	3,120
6.13%, 9/1/2029 (a)	4,337	4,467
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Oracle Corp.
2.50%, 4/1/2025	2,670	2,542
2.30%, 3/25/2028	5,772	5,079
4.90%, 2/6/2033	5,956	5,690
4.30%, 7/8/2034	551	494
3.90%, 5/15/2035	1,500	1,281
3.85%, 7/15/2036	1,705	1,410
3.80%, 11/15/2037	7,645	6,165
3.65%, 3/25/2041	3,350	2,529
4.13%, 5/15/2045	5,145	3,977
3.95%, 3/25/2051	1,418	1,036
5.55%, 2/6/2053	3,592	3,339
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,940	1,911
Roper Technologies, Inc. 1.75%, 2/15/2031	1,165	915
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,049	2,935
VMware, Inc. 4.65%, 5/15/2027	3,039	2,954
Workday, Inc. 3.70%, 4/1/2029	5,484	5,067
		70,873
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	1,403	1,243
3.10%, 6/15/2050	112	70
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,138
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	3,209	3,021
5.25%, 3/15/2028 (a)	962	902
4.88%, 9/15/2029 (a)	1,457	1,317
5.25%, 7/15/2030 (a)	2,515	2,269
4.50%, 2/15/2031 (a)	1,325	1,138
Public Storage Operating Co.
1.50%, 11/9/2026	2,655	2,390
5.10%, 8/1/2033	4,280	4,244
SBA Communications Corp. 3.13%, 2/1/2029	7,191	6,157
		23,889
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,592	3,277
4.75%, 3/1/2030	1,199	1,051
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Bath & Body Works, Inc.
5.25%, 2/1/2028	747	717
7.50%, 6/15/2029	9,537	9,615
6.88%, 11/1/2035	1,753	1,639
6.75%, 7/1/2036	2,170	2,003
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,427	4,131
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,820	4,280
Home Depot, Inc. (The)
4.95%, 9/15/2052	1,934	1,844
3.50%, 9/15/2056	5,048	3,703
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	394	364
3.88%, 6/1/2029 (a)	3,005	2,580
4.38%, 1/15/2031 (a)	1,612	1,372
Lowe's Cos., Inc.
4.25%, 4/1/2052	4,544	3,595
5.63%, 4/15/2053	7,388	7,175
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	180	170
1.75%, 3/15/2031	1,112	876
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,340
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,540	8,558
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,952	2,524
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	4,582	4,078
Staples, Inc.
7.50%, 4/15/2026 (a)	6,223	5,149
10.75%, 4/15/2027 (a)	5,807	3,167
Valvoline, Inc. 4.25%, 2/15/2030 (a)	2,903	2,853
		79,061
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	2,749	2,230
3.75%, 9/12/2047	6,310	5,264
3.75%, 11/13/2047	971	808
2.65%, 2/8/2051	3,883	2,582
4.85%, 5/10/2053	8,135	8,027
2.85%, 8/5/2061	5,325	3,467
Dell International LLC 4.90%, 10/1/2026	1,583	1,555
Seagate HDD Cayman
4.09%, 6/1/2029	3,204	2,823
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	111

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
3.13%, 7/15/2029	2,141	1,623
8.25%, 12/15/2029 (a)	1,624	1,704
4.13%, 1/15/2031	3,545	2,895
8.50%, 7/15/2031 (a)	406	425
9.63%, 12/1/2032 (a)	762	844
		34,247
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,853	1,732
William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,767	3,652
		5,384
Tobacco — 0.5%
Altria Group, Inc.
2.45%, 2/4/2032	3,883	3,031
3.40%, 2/4/2041	9,538	6,499
3.88%, 9/16/2046	5,422	3,734
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	1,875	1,739
2.26%, 3/25/2028	267	230
4.39%, 8/15/2037	27,404	21,701
4.54%, 8/15/2047	4,078	2,965
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	11,552	11,678
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,251
4.38%, 11/15/2041	15,976	13,212
4.13%, 3/4/2043	4,854	3,856
		77,896
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	971	919
3.25%, 3/1/2025	235	225
3.38%, 7/1/2025	3,748	3,571
2.88%, 1/15/2026	2,541	2,375
1.88%, 8/15/2026	2,277	2,037
5.85%, 12/15/2027	1,772	1,772
3.25%, 10/1/2029	991	864
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	546	538
4.13%, 8/1/2025 (a)	1,893	1,803
4.88%, 10/1/2025 (a)	4,078	3,928
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (a)	370	360
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,728	4,546
Imola Merger Corp. 4.75%, 5/15/2029 (a)	7,879	7,003
United Rentals North America, Inc.
4.88%, 1/15/2028	5,314	5,056
4.00%, 7/15/2030	5,825	5,105
3.88%, 2/15/2031	1,270	1,086
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	6,403	6,431
7.25%, 6/15/2028 (a)	3,092	3,147
WW Grainger, Inc. 4.60%, 6/15/2045	505	462
		51,228
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,262	1,214
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	617	502
		1,716
Water Utilities — 0.0% ^
American Water Capital Corp.
3.85%, 3/1/2024	661	654
3.45%, 6/1/2029	602	552
		1,206
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	439	371
Empresa Nacional de Telecomunicaciones SA (Chile) 3.05%, 9/14/2032 (a)	2,001	1,554
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,493	3,898
Sprint LLC 7.63%, 3/1/2026	10,843	11,239
T-Mobile USA, Inc. 3.38%, 4/15/2029	14,785	13,253
		30,315
Total Corporate Bonds (Cost $5,558,635)		4,963,639
Mortgage-Backed Securities — 19.6%
FHLMC
Pool # 1G1861, ARM, 4.54%, 3/1/2036 (i)	22	21
Pool # 1J1380, ARM, 5.28%, 3/1/2036 (i)	10	10
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1J1393, ARM, 3.82%, 10/1/2036 (i)	22	23
Pool # 1Q0476, ARM, 4.21%, 10/1/2037 (i)	56	56
FHLMC Gold Pools, 15 Year
Pool # G13385, 5.50%, 11/1/2023	—	—
Pool # G13603, 5.50%, 2/1/2024	—	—
Pool # G13805, 5.50%, 12/1/2024	—	—
Pool # G14252, 5.50%, 12/1/2024	—	—
Pool # J14494, 4.00%, 2/1/2026	121	119
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	24	24
Pool # G30591, 6.00%, 2/1/2028	151	152
Pool # D98914, 4.00%, 1/1/2032	1,494	1,437
Pool # G31099, 4.00%, 1/1/2038	6,697	6,431
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	1	1
Pool # C80161, 7.50%, 6/1/2024	—	—
Pool # G00271, 7.00%, 9/1/2024	1	1
Pool # G00278, 7.00%, 11/1/2024	1	1
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # D81734, 7.00%, 8/1/2027	6	6
Pool # G00747, 8.00%, 8/1/2027	11	11
Pool # D86005, 7.00%, 2/1/2028	2	2
Pool # G02210, 7.00%, 12/1/2028	20	20
Pool # C21930, 6.00%, 2/1/2029	5	5
Pool # C00785, 6.50%, 6/1/2029	6	6
Pool # A27201, 6.50%, 3/1/2032	34	34
Pool # A13067, 4.00%, 9/1/2033	17	16
Pool # G60154, 5.00%, 2/1/2034	6,012	6,015
Pool # G60214, 5.00%, 7/1/2035	6,086	6,089
Pool # C02641, 7.00%, 10/1/2036	14	14
Pool # C02660, 6.50%, 11/1/2036	29	30
Pool # G06172, 5.50%, 12/1/2038	659	671
Pool # G06576, 5.00%, 9/1/2040	2,944	2,945
Pool # A96733, 4.50%, 2/1/2041	5,006	4,883
Pool # G06493, 4.50%, 5/1/2041	246	240
Pool # G61864, 5.50%, 6/1/2041	2,675	2,730
Pool # Q05956, 4.50%, 2/1/2042	768	748
Pool # Q11285, 3.50%, 9/1/2042	2,179	2,010
Pool # Q12174, 3.50%, 10/1/2042	2,453	2,262
Pool # G07239, 3.00%, 12/1/2042	2,492	2,210
Pool # Q13796, 3.50%, 12/1/2042	3,586	3,307
Pool # Q15767, 3.00%, 2/1/2043	2,071	1,836
Pool # Q33869, 4.00%, 6/1/2045	1,836	1,723
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # G61462, 4.00%, 7/1/2045	8,810	8,380
Pool # Q37784, 3.50%, 12/1/2045	1,745	1,590
Pool # Q39092, 4.00%, 2/1/2046	2,222	2,099
Pool # Q39412, 3.50%, 3/1/2046	683	622
Pool # Q40797, 3.50%, 5/1/2046	3,205	2,919
Pool # Q40922, 3.50%, 6/1/2046	1,009	919
Pool # Q41602, 3.50%, 7/1/2046	588	535
Pool # Q42079, 3.50%, 7/1/2046	548	499
Pool # Q42657, 3.50%, 8/1/2046	4,649	4,234
Pool # Q42656, 4.00%, 8/1/2046	447	421
Pool # Q43241, 3.50%, 9/1/2046	4,052	3,689
Pool # Q43237, 4.00%, 9/1/2046	869	819
Pool # G61565, 4.50%, 4/1/2048	13,310	12,872
Pool # Z40179, 4.00%, 7/1/2048	5,394	5,082
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # B90491, 7.50%, 1/1/2032	79	81
Pool # U89009, 3.50%, 9/1/2032	270	253
Pool # WN1179, 3.85%, 9/1/2032	16,891	15,591
Pool # U80074, 3.50%, 10/1/2032	934	873
Pool # WA3237, 3.55%, 11/1/2032	14,685	13,286
Pool # WN1167, 4.17%, 10/1/2034	19,415	18,178
Pool # G20028, 7.50%, 12/1/2036	101	103
Pool # U90690, 3.50%, 6/1/2042	944	864
Pool # U90975, 4.00%, 6/1/2042	224	211
Pool # U90230, 4.50%, 9/1/2042	866	839
Pool # U90281, 4.00%, 10/1/2042	511	486
Pool # U92021, 5.00%, 9/1/2043	828	815
Pool # U99076, 4.50%, 12/1/2043	2,226	2,173
Pool # U99084, 4.50%, 2/1/2044	1,700	1,659
Pool # U92996, 3.50%, 6/1/2045	188	172
Pool # U93026, 3.50%, 7/1/2045	485	443
Pool # U99134, 4.00%, 1/1/2046	2,431	2,291
Pool # U93155, 3.50%, 5/1/2046	545	499
Pool # U93158, 3.50%, 6/1/2046	315	288
Pool # U93167, 3.50%, 7/1/2046	535	488
Pool # U93172, 3.50%, 7/1/2046	682	625
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	7,835	7,321
Pool # SD8089, 2.50%, 7/1/2050	38,670	32,361
Pool # RA6459, 2.50%, 12/1/2051	13,797	11,445
Pool # QD4350, 3.00%, 1/1/2052	24,132	20,886
Pool # SD2301, 3.50%, 3/1/2052	24,225	21,675
Pool # RA7192, 3.50%, 4/1/2052	23,154	20,711
Pool # SD1293, 4.50%, 7/1/2052	21,545	20,475
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	113

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD1303, 4.50%, 7/1/2052	13,055	12,410
Pool # QE8091, 4.00%, 8/1/2052	31,366	28,992
Pool # SD1794, 4.50%, 8/1/2052	17,586	16,718
Pool # QF3378, 5.00%, 11/1/2052	13,123	12,757
Pool # QF3433, 5.00%, 11/1/2052	16,771	16,327
Pool # QF5369, 5.00%, 12/1/2052	16,958	16,509
Pool # RA8766, 5.00%, 3/1/2053	38,701	37,526
FNMA
Pool # 766610, ARM, 3.93%, 1/1/2034 (i)	10	10
Pool # 823660, ARM, 5.14%, 5/1/2035 (i)	48	47
Pool # 910181, ARM, 4.21%, 3/1/2037 (i)	19	19
Pool # 888304, ARM, 3.81%, 4/1/2037 (i)	1	1
Pool # 888750, ARM, 4.55%, 4/1/2037 (i)	23	23
Pool # 948208, ARM, 6.81%, 7/1/2037 (i)	17	17
FNMA UMBS, 15 Year
Pool # 890231, 5.00%, 7/1/2025	24	24
Pool # CA4723, 3.50%, 11/1/2034	5,253	5,004
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	86	82
Pool # BM3254, 4.00%, 1/1/2038	5,370	5,164
Pool # BM3566, 4.00%, 2/1/2038	5,692	5,459
Pool # CA1234, 4.00%, 2/1/2038	2,038	1,955
Pool # CA1238, 4.00%, 2/1/2038	2,111	2,030
Pool # FS0795, 3.00%, 1/1/2042	12,936	11,421
FNMA UMBS, 30 Year
Pool # 250228, 9.00%, 4/1/2025	—	—
Pool # 328066, 8.50%, 10/1/2025	—	—
Pool # 313692, 8.50%, 12/1/2025	—	—
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 420165, 6.50%, 4/1/2028	16	16
Pool # 455598, 5.50%, 12/1/2028	4	4
Pool # 252570, 6.50%, 7/1/2029	7	7
Pool # 517679, 6.50%, 7/1/2029	24	24
Pool # 323866, 6.50%, 8/1/2029	6	6
Pool # 995656, 7.00%, 6/1/2033	73	75
Pool # AL6168, 5.00%, 9/1/2033	2,884	2,882
Pool # 725229, 6.00%, 3/1/2034	487	499
Pool # AA0918, 5.50%, 9/1/2034	87	88
Pool # 735503, 6.00%, 4/1/2035	48	50
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 745948, 6.50%, 10/1/2036	7	7
Pool # AL0379, 8.00%, 12/1/2036	492	508
Pool # 995149, 6.50%, 10/1/2038	23	24
Pool # 995504, 7.50%, 11/1/2038	32	33
Pool # AC3237, 5.00%, 10/1/2039	286	286
Pool # AC4467, 4.50%, 12/1/2039	544	530
Pool # AE1526, 4.50%, 9/1/2040	826	804
Pool # AE3095, 4.50%, 9/1/2040	571	556
Pool # AE0681, 4.50%, 12/1/2040	2,258	2,199
Pool # AL0038, 5.00%, 2/1/2041	2,153	2,148
Pool # AX5292, 5.00%, 1/1/2042	10,381	10,363
Pool # BM1065, 5.50%, 2/1/2042	3,888	3,964
Pool # AL2059, 4.00%, 6/1/2042	8,007	7,606
Pool # AB7575, 3.00%, 1/1/2043	1,750	1,549
Pool # AR6380, 3.00%, 2/1/2043	2,441	2,162
Pool # 890564, 3.00%, 6/1/2043	3,165	2,802
Pool # AT5907, 4.00%, 6/1/2043	4,714	4,478
Pool # AS0214, 3.50%, 8/1/2043	5,342	4,921
Pool # AL6848, 5.00%, 6/1/2044	873	871
Pool # BA2343, 4.00%, 9/1/2045	2,187	2,061
Pool # BA1210, 3.50%, 5/1/2046	748	680
Pool # BA7485, 3.50%, 6/1/2046	537	488
Pool # BC2969, 3.50%, 6/1/2046	427	388
Pool # BD1371, 3.50%, 6/1/2046	410	373
Pool # BA7492, 4.00%, 6/1/2046	608	573
Pool # BC9368, 4.00%, 6/1/2046	2,466	2,321
Pool # BD1372, 4.00%, 6/1/2046	1,118	1,052
Pool # BD2956, 3.50%, 7/1/2046	4,609	4,190
Pool # BD5456, 3.50%, 8/1/2046	1,650	1,501
Pool # BM1169, 4.00%, 9/1/2046	8,380	7,956
Pool # BE0280, 3.50%, 10/1/2046	1,483	1,349
Pool # AS8335, 4.50%, 11/1/2046	3,992	3,864
Pool # BM1906, 4.00%, 5/1/2047	5,377	5,096
Pool # AS9811, 5.00%, 6/1/2047	1,569	1,547
Pool # BH7565, 4.00%, 8/1/2047	9,222	8,672
Pool # BM3500, 4.00%, 9/1/2047	4,002	3,833
Pool # CA0346, 4.50%, 9/1/2047	5,590	5,400
Pool # BH6687, 4.00%, 11/1/2047	1,015	954
Pool # BM3044, 4.00%, 11/1/2047	3,419	3,215
Pool # BE8347, 4.00%, 12/1/2047	688	646
Pool # BJ5254, 4.00%, 12/1/2047	3,865	3,635
Pool # BM3499, 4.00%, 12/1/2047	34,873	32,794
Pool # BH6689, 4.00%, 1/1/2048	812	762
Pool # BJ7311, 4.00%, 1/1/2048	15,939	14,993
Pool # BJ8238, 4.00%, 1/1/2048	5,576	5,245
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BJ8265, 4.00%, 1/1/2048	3,345	3,146
Pool # BK1008, 4.00%, 1/1/2048	1,468	1,380
Pool # BJ4617, 4.00%, 2/1/2048	3,571	3,387
Pool # BJ5772, 4.00%, 2/1/2048	4,376	4,080
Pool # BK1581, 4.00%, 2/1/2048	528	497
Pool # FM0035, 3.50%, 3/1/2048	5,948	5,406
Pool # BJ5803, 4.00%, 3/1/2048	2,881	2,686
Pool # BK1963, 4.00%, 3/1/2048	2,413	2,289
Pool # BM3665, 4.00%, 3/1/2048	14,165	13,321
Pool # BJ5789, 4.50%, 3/1/2048	901	861
Pool # BE2789, 4.00%, 4/1/2048	1,105	1,030
Pool # CA1710, 4.50%, 5/1/2048	2,868	2,762
Pool # BK5943, 5.00%, 6/1/2048	667	663
Pool # BK4130, 4.50%, 7/1/2048	139	134
Pool # BK6562, 4.50%, 7/1/2048	1,276	1,229
Pool # BK6589, 4.50%, 7/1/2048	1,194	1,144
Pool # BN0133, 4.00%, 8/1/2048	1,703	1,595
Pool # BK9292, 5.00%, 8/1/2048	2,479	2,463
Pool # CA4662, 3.50%, 9/1/2048	5,459	4,964
Pool # BN1312, 4.00%, 9/1/2048	6,820	6,388
Pool # 890863, 5.00%, 9/1/2048	14,145	14,376
Pool # BN0234, 5.00%, 9/1/2048	1,632	1,621
Pool # MA3496, 4.50%, 10/1/2048	1,822	1,757
Pool # BN0861, 5.00%, 10/1/2048	1,113	1,105
Pool # BK9556, 4.00%, 12/1/2048	2,656	2,483
Pool # BK1176, 5.00%, 1/1/2049	1,358	1,335
Pool # BK8748, 4.50%, 5/1/2049	4,988	4,782
Pool # BO2428, 3.50%, 7/1/2049	2,990	2,712
Pool # BO0592, 4.00%, 7/1/2049	554	517
Pool # CA5702, 2.50%, 5/1/2050	24,774	20,798
Pool # BP6439, 2.50%, 7/1/2050	43,750	36,515
Pool # CA6361, 2.50%, 7/1/2050	23,728	19,968
Pool # CB1411, 3.00%, 8/1/2051	27,219	23,592
Pool # CB1901, 2.50%, 10/1/2051	21,091	17,787
Pool # CB2411, 2.50%, 12/1/2051	17,187	14,260
Pool # CB2637, 2.50%, 1/1/2052	29,046	24,145
Pool # FS0196, 2.50%, 1/1/2052	31,006	25,746
Pool # CB2670, 3.00%, 1/1/2052	26,453	22,796
Pool # MA4548, 2.50%, 2/1/2052	96,981	80,360
Pool # FS0957, 3.00%, 3/1/2052	26,771	23,067
Pool # FS1954, 3.00%, 3/1/2052	28,005	24,521
Pool # FS1255, 4.00%, 4/1/2052	9,778	9,170
Pool # CB3608, 3.50%, 5/1/2052	89,735	80,267
Pool # FS2588, 4.50%, 8/1/2052	47,826	45,465
Pool # FS3536, 4.50%, 8/1/2052	21,709	20,588
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS3829, 4.50%, 9/1/2052	5,958	5,664
Pool # CB4628, 5.00%, 9/1/2052	38,637	37,464
Pool # FS2982, 5.00%, 9/1/2052	17,105	16,600
Pool # BX0098, 5.00%, 10/1/2052	13,316	12,945
Pool # FS3457, 4.50%, 11/1/2052	27,983	26,537
Pool # FS3428, 4.00%, 12/1/2052	26,306	24,344
Pool # CB5907, 5.50%, 3/1/2053	19,377	19,220
Pool # CB6314, 5.00%, 5/1/2053	17,258	16,762
Pool # BY4714, 5.00%, 6/1/2053	50,627	49,091
Pool # BY4776, 5.00%, 7/1/2053	43,623	42,299
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	11,184	10,415
FNMA, Other
Pool # AN1302, 2.93%, 1/1/2025	3,687	3,554
Pool # AM8702, 2.73%, 4/1/2025	17,789	17,025
Pool # AM8674, 2.81%, 4/1/2025	18,095	17,365
Pool # AM8691, 2.64%, 6/1/2025	18,228	17,372
Pool # AM9942, 3.09%, 10/1/2025	10,678	10,219
Pool # AN0707, 3.13%, 2/1/2026	7,839	7,487
Pool # AN1222, 2.78%, 4/1/2026	6,795	6,416
Pool # AN1413, 2.49%, 5/1/2026	8,965	8,394
Pool # AN1503, 2.62%, 5/1/2026	5,055	4,754
Pool # AN1221, 2.81%, 5/1/2026	3,883	3,665
Pool # AN1497, 2.61%, 6/1/2026	9,826	9,202
Pool # AN2689, 2.20%, 10/1/2026	5,735	5,292
Pool # AN4000, 3.00%, 12/1/2026	2,134	2,013
Pool # AL6937, 3.80%, 12/1/2026 (i)	2,055	1,993
Pool # AN4917, 3.13%, 3/1/2027	12,747	11,979
Pool # BL3525, 2.60%, 9/1/2027	10,687	9,806
Pool # BL0497, 3.84%, 10/1/2027	4,511	4,330
Pool # AN1449, 2.97%, 4/1/2028	6,047	5,603
Pool # AN2005, 2.73%, 7/1/2028	9,726	8,826
Pool # 387807, 3.55%, 8/1/2028	11,116	10,491
Pool # AN3685, 2.69%, 12/1/2028	14,635	13,186
Pool # AN4004, 3.27%, 12/1/2028	8,285	7,703
Pool # BL1040, 3.81%, 12/1/2028	15,532	14,793
Pool # BL0907, 3.88%, 12/1/2028	282	269
Pool # AN4154, 3.17%, 1/1/2029	16,343	14,949
Pool # AN4349, 3.35%, 1/1/2029	8,278	7,757
Pool # AN4344, 3.37%, 1/1/2029	15,652	14,627
Pool # AN1872, 2.90%, 5/1/2029	3,420	3,104
Pool # AN5677, 3.25%, 6/1/2029	8,881	8,215
Pool # BL3509, 2.66%, 8/1/2029	21,795	19,448
Pool # BL3491, 2.84%, 8/1/2029	15,435	13,739
Pool # BS5424, 3.42%, 5/1/2030	12,841	11,802
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	115

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 387883, 3.78%, 8/1/2030	15,890	14,905
Pool # AN9293, 3.71%, 9/1/2030	24,332	22,633
Pool # BS5171, 2.51%, 10/1/2030	24,458	20,963
Pool # AN2308, 2.87%, 8/1/2031	7,841	6,993
Pool # AN2625, 2.50%, 10/1/2031	11,156	9,600
Pool # BL3368, 2.84%, 11/1/2031	4,344	3,740
Pool # BS4654, 2.39%, 3/1/2032	7,656	6,398
Pool # BL6367, 1.82%, 4/1/2032	34,731	27,826
Pool # BL6302, 2.07%, 5/1/2032	14,715	11,792
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,317
Pool # BS5452, 3.09%, 5/1/2032	23,025	20,128
Pool # BS5500, 3.13%, 5/1/2032	11,164	9,814
Pool # BS5440, 3.26%, 5/1/2032	14,265	12,669
Pool # AO7654, 3.50%, 5/1/2032	962	900
Pool # AO5230, 3.50%, 6/1/2032	594	555
Pool # AO7057, 3.50%, 6/1/2032	443	414
Pool # AO7746, 3.50%, 6/1/2032	99	92
Pool # AO8038, 3.50%, 7/1/2032	953	889
Pool # AP0645, 3.50%, 7/1/2032	1,400	1,310
Pool # AP0682, 3.50%, 7/1/2032	1,188	1,108
Pool # AP1314, 3.50%, 8/1/2032	1,389	1,297
Pool # AQ1534, 3.50%, 10/1/2032	412	384
Pool # BS8959, 4.73%, 10/1/2032	17,812	17,578
Pool # AQ1607, 3.50%, 11/1/2032	312	291
Pool # BS7320, 4.88%, 12/1/2032	7,766	7,752
Pool # 650236, 5.00%, 12/1/2032	9	9
Pool # BS7496, 4.33%, 1/1/2033	24,269	23,362
Pool # BS7484, 4.56%, 1/1/2033	48,195	47,202
Pool # BS7843, 3.90%, 2/1/2033	18,570	17,201
Pool # BS7850, 4.21%, 2/1/2033	31,064	29,519
Pool # BS7675, 4.42%, 2/1/2033	12,732	12,303
Pool # AR7961, 3.50%, 3/1/2033	371	346
Pool # BS1636, 2.25%, 4/1/2033	42,227	34,139
Pool # BS7740, 4.11%, 4/1/2033	31,064	29,193
Pool # BS8141, 4.48%, 4/1/2033	14,803	14,370
Pool # BS8546, 4.37%, 5/1/2033	16,163	15,552
Pool # BS9007, 4.32%, 7/1/2033	17,214	16,507
Pool # BS9089, 4.51%, 7/1/2033	14,561	14,160
Pool # BL3453, 3.16%, 8/1/2033	14,260	12,307
Pool # BS9146, 4.35%, 8/1/2033	31,048	29,791
Pool # BS9305, 4.39%, 8/1/2033	11,534	11,118
Pool # BS3020, 1.96%, 9/1/2033	8,251	6,342
Pool # BS9471, 4.45%, 10/1/2033 (k)	10,000	9,931
Pool # BS4824, 2.50%, 2/1/2034	24,628	19,796
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS5184, 2.67%, 4/1/2034	19,415	15,757
Pool # BS6427, 3.75%, 9/1/2034	12,918	11,620
Pool # 868763, 6.50%, 4/1/2036	5	5
Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS2829, 2.14%, 8/1/2036	12,243	9,350
Pool # AO6757, 4.00%, 6/1/2042	1,545	1,458
Pool # MA1125, 4.00%, 7/1/2042	983	928
Pool # MA1213, 3.50%, 10/1/2042	4,404	4,024
Pool # MA1283, 3.50%, 12/1/2042	677	618
Pool # MA1328, 3.50%, 1/1/2043	2,349	2,146
Pool # MA1404, 3.50%, 4/1/2043	1,260	1,151
Pool # MA1462, 3.50%, 6/1/2043	643	588
Pool # MA1463, 3.50%, 6/1/2043	1,781	1,628
Pool # MA1510, 4.00%, 7/1/2043	1,389	1,310
Pool # MA1546, 3.50%, 8/1/2043	2,825	2,582
Pool # AU8840, 4.50%, 11/1/2043	873	845
Pool # AV2613, 4.50%, 11/1/2043	1,708	1,652
Pool # MA1711, 4.50%, 12/1/2043	1,341	1,297
Pool # AL6167, 3.50%, 1/1/2044	9,856	9,007
Pool # MA2346, 3.50%, 6/1/2045	281	257
Pool # MA2462, 4.00%, 11/1/2045	2,296	2,160
Pool # MA2482, 4.00%, 12/1/2045	2,578	2,425
Pool # MA2519, 4.00%, 1/1/2046	2,278	2,143
Pool # BC0784, 3.50%, 4/1/2046	415	379
Pool # MA2593, 4.00%, 4/1/2046	5,496	5,173
Pool # MA2631, 4.00%, 5/1/2046	6,054	5,701
Pool # MA2658, 3.50%, 6/1/2046	2,144	1,961
Pool # MA2690, 3.50%, 7/1/2046	4,138	3,783
Pool # BF0533, 2.50%, 11/1/2050	19,146	16,031
Pool # BF0090, 3.50%, 5/1/2056	20,982	18,897
Pool # BF0131, 3.50%, 8/1/2056	27,988	25,193
Pool # BM6734, 4.00%, 8/1/2059	12,133	11,260
Pool # BM7075, 3.00%, 3/1/2061	12,993	11,014
Pool # BF0584, 4.50%, 12/1/2061	8,400	8,011
Pool # BF0617, 2.50%, 3/1/2062	37,867	30,362
Pool # BF0654, 3.00%, 6/1/2062	23,276	19,731
Pool # BF0655, 3.50%, 6/1/2062	18,466	16,309
Pool # BF0677, 4.00%, 9/1/2062	52,161	48,143
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 9/25/2053 (k)	52,645	48,590
TBA, 4.50%, 9/25/2053 (k)	10,790	10,230
TBA, 2.50%, 10/25/2053 (k)	25,019	20,753
GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA I, 30 Year
Pool # 380930, 7.00%, 4/15/2024	—	—
Pool # 780481, 7.00%, 12/15/2026	—	—
Pool # 460982, 7.00%, 11/15/2027	—	—
Pool # 460759, 6.50%, 2/15/2028	14	14
Pool # 781118, 6.50%, 10/15/2029	14	14
Pool # 783867, 6.00%, 8/15/2036	1,607	1,669
Pool # AS4934, 4.50%, 5/15/2046	680	665
Pool # AT7538, 4.00%, 7/15/2046	3,586	3,407
Pool # AT7652, 4.00%, 8/15/2046	2,238	2,127
Pool # BM1819, 5.00%, 4/15/2049	2,746	2,765
GNMA II
Pool # CK2783, ARM, 6.84%, 2/20/2072 (i)	34,363	35,377
Pool # CL4592, ARM, 6.70%, 3/20/2072 (i)	20,156	20,607
Pool # CK2802, ARM, 6.81%, 3/20/2072 (i)	18,135	18,648
Pool # CK2795, ARM, 6.85%, 3/20/2072 (i)	42,569	43,835
Pool # CM9934, ARM, 6.87%, 3/20/2072 (i)	13,737	14,160
Pool # CL8122, ARM, 6.88%, 3/20/2072 (i)	30,537	31,540
Pool # CM9946, ARM, 6.88%, 3/20/2072 (i)	11,753	12,115
Pool # CK2792, ARM, 6.89%, 3/20/2072 (i)	27,321	28,207
Pool # CK2804, ARM, 6.83%, 4/20/2072 (i)	31,574	32,503
Pool # BL8377, ARM, 6.87%, 4/20/2072 (i)	19,316	19,952
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	—	—
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	7	7
Pool # 2379, 8.00%, 2/20/2027	—	1
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	3	4
Pool # 2457, 7.50%, 7/20/2027	10	10
Pool # 2538, 8.00%, 1/20/2028	1	1
Pool # 2581, 8.00%, 4/20/2028	—	—
Pool # 2619, 8.00%, 7/20/2028	1	1
Pool # 2714, 6.50%, 2/20/2029	2	2
Pool # 4901, 8.00%, 9/20/2031	149	153
Pool # 5020, 7.50%, 5/20/2032	83	85
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 738210, 7.00%, 6/20/2032	138	139
Pool # 738062, 6.00%, 11/20/2032	199	200
Pool # 738059, 6.00%, 10/20/2033	103	104
Pool # 738049, 6.00%, 3/20/2035	121	121
Pool # 737987, 6.00%, 4/20/2036	88	88
Pool # 737975, 6.00%, 9/20/2036	17	17
Pool # 5034, 7.00%, 8/20/2038	33	33
Pool # 4245, 6.00%, 9/20/2038	44	46
Pool # 4930, 7.00%, 10/20/2038	195	203
Pool # 4964, 7.00%, 12/20/2038	31	31
Pool # 4872, 7.00%, 1/20/2039	218	221
Pool # 5072, 6.50%, 10/20/2039	50	51
Pool # 5218, 6.50%, 10/20/2039	106	111
Pool # AS8103, 3.50%, 6/20/2046	1,319	1,216
Pool # AS8104, 3.75%, 6/20/2046	1,310	1,224
Pool # AS8105, 4.00%, 6/20/2046	931	884
Pool # AS8106, 3.50%, 7/20/2046	1,599	1,473
Pool # AS8107, 3.75%, 7/20/2046	2,287	2,134
Pool # AY0571, 4.50%, 11/20/2047	3,601	3,441
Pool # BB8791, 4.00%, 12/20/2047	3,429	3,198
Pool # BD6195, 4.00%, 1/20/2048	3,664	3,413
Pool # BE9507, 4.50%, 3/20/2048	1,883	1,819
Pool # BG2382, 4.50%, 3/20/2048	1,714	1,643
Pool # BA7568, 4.50%, 4/20/2048	4,417	4,241
Pool # BD0512, 5.00%, 4/20/2048	2,253	2,215
Pool # BD0532, 5.00%, 6/20/2048	3,181	3,126
Pool # BG3833, 4.50%, 7/20/2048	7,836	7,523
Pool # BD0549, 5.00%, 8/20/2048	3,226	3,171
Pool # BH9109, 4.50%, 10/20/2048	4,068	3,887
Pool # BJ7085, 5.00%, 12/20/2048	2,692	2,698
Pool # BK7188, 4.50%, 2/20/2049	2,481	2,394
Pool # BK7189, 5.00%, 2/20/2049	2,901	2,882
Pool # BN2622, 4.00%, 6/20/2049	7,638	7,237
Pool # BM9677, 4.50%, 6/20/2049	5,080	4,933
Pool # BM9683, 5.00%, 6/20/2049	4,745	4,731
Pool # BJ1310, 4.50%, 7/20/2049	4,650	4,568
Pool # BO2717, 4.50%, 7/20/2049	5,770	5,706
Pool # BO3146, 4.50%, 7/20/2049	3,058	2,960
Pool # BO3147, 4.50%, 7/20/2049	3,548	3,397
Pool # BO3157, 4.50%, 7/20/2049	2,838	2,752
Pool # BO3158, 4.50%, 7/20/2049	1,925	1,864
Pool # BO3159, 4.50%, 7/20/2049	669	638
Pool # BM9690, 5.00%, 7/20/2049	1,336	1,333
Pool # BM9701, 4.50%, 8/20/2049	9,506	9,061
Pool # MA7534, 2.50%, 8/20/2051	33,144	28,219
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	117

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 786362, 3.00%, 2/20/2052	11,112	9,562
Pool # CL5064, 3.50%, 3/20/2052	14,462	13,129
Pool # CL5137, 4.00%, 4/20/2052	9,299	8,709
Pool # MA8200, 4.00%, 8/20/2052	27,331	25,461
Pool # CS4391, 5.50%, 7/20/2053	19,978	19,900
GNMA II, Single Family, 30 Year TBA, 5.50%, 9/15/2053 (k)	174,000	172,233
Total Mortgage-Backed Securities (Cost $3,534,979)		3,328,475
Asset-Backed Securities — 16.2%
ACC, 0.25%, 6/15/2026 ‡	24,815	11,911
ACC Trust
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	5,558	5,476
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	10,071	7,141
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	7,800	7,077
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	1,287	1,247
Accelerated LLC Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	4,435	3,953
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class B, 6.83%, 12/18/2037 (a) (i)	1,570	1,508
Series 2021-FL4, Class C, 7.18%, 12/18/2037 (a) (i)	8,737	8,191
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	3,258	3,109
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	1,983	1,887
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,612	2,434
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	707	654
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	6,799	5,991
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	868	751
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (a) (h)	15,059	14,284
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,947	1,769
Series 2016-2, Class AA, 3.20%, 6/15/2028	677	615
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-3, Class AA, 3.00%, 10/15/2028	917	817
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	167	167
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	10,675
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (a)	4,854	4,743
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	17,226	17,102
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,250	1,228
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (a)	2,250	2,191
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	18,085	17,768
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	29,122	27,263
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	5,824	5,479
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 (a)	5,339	4,931
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	15,566	14,738
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	19,169	17,978
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 (a)	11,823	10,948
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	22,327	20,277
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	19,415	17,586
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,144
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 (a)	12,620	11,023
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,936	5,032
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	19,114	16,978
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	7,645	6,937
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	7,645	7,163
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	11,135
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	13,105	10,691
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	537	532
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	15,468	14,279
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,126	3,479
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,840	3,284
AREIT Trust
Series 2021-CRE5, Class C, 7.68%, 11/17/2038 ‡ (a) (i)	4,854	4,593
Series 2021-CRE5, Class D, 8.08%, 11/17/2038 ‡ (a) (i)	8,737	8,102
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.19%, 6/25/2043 (i)	121	109
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	731	722
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,018	905
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	524	487
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,568	1,410
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	474	415
Business Jet Securities LLC
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	4,833	4,517
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	2,492	2,416
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	5,947	5,382
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	4,332	4,035
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	17,239	15,743
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BXG Receivables Note Trust
Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	1,122	1,060
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	29,545	28,695
Caerus Uinta Abs LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (a)	23,272	23,242
Camden, 8.50%, 9/15/2031 ‡	11,033	10,592
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	11,244
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,555	4,551
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,560	3,715
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	7,683
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	8,057
Carvana Auto Receivables Trust
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	8,782	8,713
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	4,878
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	10,286	9,483
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (i)	16,503	15,219
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	1,978
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,038
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (h)	15,145	11,940
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	15	14
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	15,993	14,909
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	16,475	15,898
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,476
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	119

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 9.11%, 12/15/2024 (a) (i)	4,894	4,905
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.85%, 6/25/2040 (a) (i)	1,656	116
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	1,994	1,909
Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (i)	8,101	7,691
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class C, 2.73%, 11/15/2029 (a)	4,895	4,869
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	8,323	7,757
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	9,708	9,664
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	33,457	33,758
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	10,000	10,019
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	21,842	21,587
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	26,730
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	2,723	2,602
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 6.18%, 3/25/2034 (i)	24	24
Series 2004-1, Class M2, 6.25%, 3/25/2034 (i)	18	18
Series 2004-1, Class 3A, 5.99%, 4/25/2034 (i)	288	264
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.33%, 10/25/2034 (i)	151	146
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	18,735	16,531
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,087	5,975
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,694	2,531
Diamond Resorts Owner Trust Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	3,844	3,469
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (a)	35,046	31,201
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	20,276	19,715
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	11,480	11,527
Drive Auto Receivables Trust Series 2019-4, Class D, 2.70%, 2/16/2027	4,822	4,771
DT Auto Owner Trust
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	1,090	1,080
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	1,327	1,320
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	6,893	6,545
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,333
E3 (Cayman Islands)
Series 2019-1, Class A, 3.10%, 9/20/2055 ‡ (a)	5,323	4,433
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	1,345	1,274
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	3,556	3,420
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	1,221	1,121
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	2,073	1,826
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	2,621	2,605
Series 2020-3A, Class D, 1.73%, 7/15/2026	8,061	7,904
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	13,843
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	8,632
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	30,543
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	33,491
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	11,453
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,152
Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	10,742
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	11,801
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	3,699	3,435
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	21,192	19,296
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	18,930	17,306
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	9,708	8,393
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	9,967	8,624
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	16,525	14,715
Flagship Credit Auto Trust
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	6,939	6,850
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	4,767
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	6,006	5,900
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	1,500	1,386
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (a) (i)	50,979	48,557
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	14,562	12,743
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (i)	7,766	6,025
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (i)	21,942	16,942
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,079
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	20,129
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,377	12,143
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	22,327	21,114
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	96,002	88,764
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	1,700	1,598
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	4,514	4,194
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Foursight Capital Automobile Receivables Trust
Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	859
Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	782
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	3,633
FTF, 8.00%, 8/15/2024 ‡	8,548	6,753
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (i)	140	138
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	20,556	19,456
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	11,317	11,110
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	12,990
Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	5,510	5,313
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	4,909
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,773
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (i)	4,272	3,813
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	23,301	22,152
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	761	671
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	555	507
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	4,908	4,332
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	3,518	3,365
Harvest SBA Loan Trust Series 2021-1, Class A, 7.43%, 4/25/2048 ‡ (a) (i)	2,050	2,000
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (a)	2,229	1,909
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	1,835	1,607
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	121

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	928	902
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	2,449	2,234
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (a)	1,322	1,208
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	587	513
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	1,973	1,774
Series 2017-2A, Class A2, 4.07%, 9/20/2048 ‡ (a)	2,107	1,855
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,422
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 8.96%, 4/20/2037 (a) (i)	10,652	10,269
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	3,990	3,775
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	4,813	4,715
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	3,250	3,175
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	11,133	10,492
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,774	1,641
Home Partners of America Trust
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	9,021	7,628
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	13,202	10,916
HPA Frn, 3.95%, 4/15/2026 ‡	31,000	29,723
Jonah, 7.80%, 11/10/2037 ‡ (a)	20,828	20,186
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	16,263	15,923
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.79%, 9/25/2037 (a) (i)	2,306	43
Series 2012-2, Class A, IO, 0.87%, 8/25/2038 (a) (i)	2,269	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-2, Class A, IO, 1.89%, 3/25/2039 (a) (i)	2,040	68
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	9,755	9,560
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	10,000	9,475
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,627	8,380
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	6,417	6,285
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	6,748
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.67%, 12/15/2026 ‡ (a) (i)	4,807	4,793
Series 2020-VFN1, Class A2B1, 9.67%, 12/15/2026 ‡ (a) (i)	2,044	2,040
Lendmark Funding Trust Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,700	3,665
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.87%, 6/15/2039 (a) (i)	13,821	13,106
Series 2021-FL1, Class E, 8.37%, 6/15/2039 (a) (i)	12,134	11,352
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 (a)	4,890	4,522
LP LMS Asset Securitization Trust
6.17%, 10/15/2028 ‡	7,182	7,091
8.35%, 10/15/2028 ‡	10,463	9,868
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	14,000	13,067
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	8,500	8,030
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	7,600	6,255
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	6,150	4,823
Series 2022-AA, Class D, 9.10%, 10/20/2037 (a)	11,215	11,236
Series 2022-AA, Class E, 10.98%, 10/20/2037 ‡ (a)	22,167	22,167
Marlette Funding Trust Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	6,432	6,413
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,370	15,435
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	41	40
Series 2005-1, Class M1, 6.11%, 1/15/2040	944	924
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	715	685
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	867	833
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	357	346
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 7.68%, 3/25/2033 (i)	133	128
MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	8,065	7,656
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	9,848	9,737
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	14,743	14,527
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 (a)	3,489	3,303
Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	1,473	1,386
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.80%, 11/25/2033 (h)	203	189
Series 2005-1, Class M1, 6.10%, 3/25/2035 (i)	85	85
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	8,975	8,995
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	6,020	5,613
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	16,652	15,022
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	6,891	6,399
Octane Receivables Trust
Series 2019-1A, Class D, 5.96%, 5/20/2027 (a)	7,979	7,968
Series 2020-1A, Class D, 5.45%, 3/20/2028 (a)	6,217	6,051
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	1,892
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	266	255
Series 2018, Class A, 4.16%, 2/9/2030 ‡	983	958
Series 2018, Class B, 4.61%, 2/9/2030 ‡	307	299
Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025 (a)	2,298	2,267
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	7,815	7,826
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	7,572	7,742
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	6,136	5,564
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	8,214	7,576
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	11,649	11,338
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	5,340	5,090
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 (a)	1,124	1,071
Series 2019-A, Class D, 4.93%, 4/9/2038 (a)	2,907	2,723
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	35,000	34,143
Pendoor Proper, Zero Coupon, 2/15/2026 ‡	31,800	29,892
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 7.08%, 4/14/2038 (a) (i)	8,169	7,877
Series 2021-7, Class D, 7.83%, 4/14/2038 (a) (i)	14,114	13,444
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (h)	11,531	11,005
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (h)	11,468	10,957
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (h)	16,180	15,633
Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (h)	15,047	12,915
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	123

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (h)	8,591	8,088
Progress Residential
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	9,348	8,171
Series 2021-SFR1, Class F, 2.76%, 4/17/2038 (a)	11,649	10,135
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	19,623
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 (a)	9,708	8,844
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	6,796	6,265
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 (a)	7,941	7,595
Series 2020-SFR2, Class GREG, PO, , 6/17/2037 (a)	18,874	16,030
Series 2020-SFR2, Class B, 2.58%, 6/17/2037 (a)	11,728	11,018
Series 2020-SFR2, Class C, 3.08%, 6/17/2037 (a)	8,831	8,337
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (a)	9,374	8,915
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	14,707	12,931
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	20,721
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	18,078
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,150	10,394
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	10,702
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (i)	12,064	11,620
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (h)	15,634	14,815
RCO VII Mortgage LLC Series 2021-2, Class A2, 3.84%, 9/25/2026 (a) (h)	5,242	4,855
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,100	1,777
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	950	848
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	800	750
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (a)	10,166	8,830
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	11,660	10,989
River Rock SFR Frn, 9.25%, 10/15/2024 ‡ (a)	9,068	8,796
RSFR Series 2020-1, Class PT, 5.71%, 2/17/2025 ‡ (a) (h)	29,267	29,070
Santander Drive Auto Receivables Trust
Series 2019-2, Class D, 3.22%, 7/15/2025	1,222	1,220
Series 2023-2, Class C, 5.47%, 12/16/2030	24,560	24,194
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	31,758	30,325
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,436	9,912
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,281	6,870
SART Series 2018-1, 4.76%, 6/15/2025 ‡	3,245	3,219
SCF Equipment Leasing LLC
Series 2019-2A, Class G, 6.00%, 10/20/2031 ‡ (a)	10,662	10,174
Series 2020-1A, Class G, 6.00%, 4/20/2032 ‡ (a)	2,993	2,806
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	3,646	3,214
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	7,056	6,135
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	40,000	37,020
Series 2021-1A, Class G, 6.00%, 8/20/2032 ‡ (a)	10,116	9,247
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	10,909	9,406
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.85%, 1/25/2036 (h)	135	108
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036 (a)	1,198	1,152
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	2,846	2,606
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	1,438	1,291
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	8,568	8,075
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	6,788	6,903
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	4,919	4,949
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	6,167	6,211
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	3,859	3,825
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 5.51%, 6/25/2037 (i)	734	483
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	560	493
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	10,948	10,850
Tricolor Auto Securitization Trust
Series 2020-1A, Class C, 8.25%, 11/15/2026 (a)	19,111	19,134
Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	5,290	5,091
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a)	6,796	6,217
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	99	98
Series 2013-1, Class A, 4.30%, 8/15/2025	376	361
Series 2016-2, Class B, 3.65%, 10/7/2025	1,027	968
Series 2014-1, Class A, 4.00%, 4/11/2026	2,042	1,946
Series 2014-2, Class A, 3.75%, 9/3/2026	323	304
Series 2016-1, Class AA, 3.10%, 7/7/2028	903	824
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,240	1,106
Series 2016-2, Class A, 3.10%, 10/7/2028	692	600
Series 2018-1, Class AA, 3.50%, 3/1/2030	13,269	11,903
Series 2018-1, Class A, 3.70%, 3/1/2030	944	818
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,186	1,104
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-1, Class A, 4.55%, 8/25/2031	1,414	1,272
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,552	1,308
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	19,794	19,695
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	7,572
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	8,310
USASF Receivables LLC
Series 2020-1A, Class C, 5.94%, 8/15/2024 (a)	1,094	1,093
Series 2020-1A, Class D, 9.35%, 3/15/2027 (a)	2,750	2,752
VCAT LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (h)	3,307	3,090
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	17,374	17,345
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	3,750	3,592
vMobo, Inc., 9.46%, 7/18/2027 ‡	55,000	49,511
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (h)	15,659	14,781
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (h)	10,730	9,999
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (h)	5,301	5,086
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (h)	21,041	19,909
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (h)	12,676	11,834
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,936	1,817
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	3,887	3,836
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	3,779	3,709
Westlake Automobile Receivables Trust Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	18,899
Total Asset-Backed Securities (Cost $2,932,819)		2,749,052
U.S. Treasury Obligations — 15.2%
U.S. Treasury Bonds
4.50%, 8/15/2039	40,144	41,377
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	125

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.13%, 5/15/2040	96,228	59,598
4.38%, 5/15/2040	496	502
1.13%, 8/15/2040	109,111	66,988
1.38%, 11/15/2040	53,018	33,847
4.75%, 2/15/2041	47,175	49,840
2.25%, 5/15/2041	134,798	99,324
4.38%, 5/15/2041	47,554	47,917
3.13%, 11/15/2041	40,953	34,549
3.13%, 2/15/2042	50,529	42,460
2.75%, 11/15/2042	45,060	35,330
4.00%, 11/15/2042	92,968	88,207
3.88%, 5/15/2043	816	759
3.63%, 8/15/2043	11,821	10,565
3.75%, 11/15/2043	63,896	58,123
2.50%, 2/15/2045	66,979	49,185
3.00%, 5/15/2045	11,367	9,108
2.88%, 8/15/2045	61,020	47,746
2.38%, 11/15/2049	190,374	133,135
2.00%, 2/15/2050	89,577	57,360
1.88%, 2/15/2051	30,232	18,651
2.38%, 5/15/2051	218,093	151,583
2.25%, 2/15/2052	28,956	19,534
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,886	2,009
U.S. Treasury Notes
2.00%, 8/15/2025 (l)	11,603	10,984
1.63%, 5/15/2026	10,590	9,793
1.13%, 10/31/2026 (l)	220,745	198,999
0.50%, 5/31/2027	67,275	58,277
0.50%, 8/31/2027	183,364	157,550
1.25%, 9/30/2028	284,178	245,248
1.88%, 2/15/2032	102,743	86,356
2.75%, 8/15/2032	157,794	141,638
4.13%, 11/15/2032	189,025	188,937
U.S. Treasury STRIPS Bonds
2.56%, 5/15/2032 (m)	96,020	66,535
1.76%, 8/15/2032 (m)	25,728	17,631
2.10%, 5/15/2033 (m)	147,454	97,656
4.73%, 11/15/2033 (m)	30,160	19,522
4.03%, 8/15/2039 (m)	35,083	17,229
3.06%, 8/15/2040 (m)	37,081	17,288
2.98%, 8/15/2041 (m)	129,383	57,165
3.84%, 2/15/2042 (m)	10,407	4,495
3.50%, 5/15/2042 (m)	18,492	7,889
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.63%, 11/15/2042 (m)	7,625	3,172
2.31%, 11/15/2043 (m)	24,977	9,919
Total U.S. Treasury Obligations (Cost $3,119,940)		2,573,980
Commercial Mortgage-Backed Securities — 9.8%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (i)	23,414	15,924
Acrc 5.25%, 11/15/2026 ‡	40,000	34,940
Ansions at Tech Par Frn 5.95%, 4/15/2025 ‡ (i)	12,000	11,213
Areit Frn 2.75%, 8/17/2026 ‡ (a) (i)	30,000	28,764
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class BK37, PO, 1/27/2047 ‡ (a)	9,707	9,387
Series 2014-FRR5, Class AK37, 1.99%, 1/27/2047 (a) (i)	15,115	14,534
Series 2014-FRR8, Class A, 1.93%, 11/26/2047 (a) (i)	11,649	10,832
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,707	8,366
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,126	8,464
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,515	12,316
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (i)	14,530	12,514
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 1A1, 7.90%, 5/25/2052 (a) (i)	3,345	3,337
Series 2019-FRR1, Class 1A5, 9.60%, 5/25/2052 (a) (i)	1,848	1,819
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 (a) (i)	4,854	4,101
BX
Series 2021-MFM1, Class E, 7.67%, 1/15/2034 (a) (i)	2,853	2,760
Series 2021-MFM1, Class F, 8.42%, 1/15/2034 (a) (i)	1,756	1,685
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	10,678	9,099
Series 2021-FRR1, Class CK45, 1.38%, 2/28/2025 (a) (i)	12,746	11,445
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,737	7,001
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	21,871	17,407
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,795	5,376
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,800	2,158
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	12,231	7,289
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	7,434
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	8,467
Series 2021-FRR1, Class BK58, 2.46%, 9/29/2029 (a) (i)	10,863	8,897
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.25%, 12/15/2047 (a) (i)	2,696	2,484
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	46,253	38,859
Commercial Mortgage Trust
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (i)	23,201	20,881
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (i)	8,494	7,806
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	7,797	7,462
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,655	6,363
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 (a) (i)	9,248	—
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	11,944	11,387
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	10,872
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 9.04%, 1/25/2051 (a) (i)	29,641	28,396
Series 2021-MN3, Class M1, 7.59%, 11/25/2051 (a) (i)	3,745	3,620
Series 2022-MN4, Class M2, 11.79%, 5/25/2052 (a) (i)	6,067	6,206
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC02, Class A2, 3.37%, 7/25/2025	27,237	26,249
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series KS07, Class A2, 2.74%, 9/25/2025	20,968	19,947
Series KJ17, Class A2, 2.98%, 11/25/2025	6,361	6,143
Series KS06, Class A2, 2.72%, 7/25/2026	9,785	9,173
Series K058, Class AM, 2.72%, 8/25/2026 (i)	19,415	18,129
Series K061, Class AM, 3.44%, 11/25/2026 (i)	9,719	9,238
Series K063, Class AM, 3.51%, 1/25/2027 (i)	24,861	23,631
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,075
Series K065, Class AM, 3.33%, 5/25/2027	3,453	3,250
Series KJ26, Class A2, 2.61%, 7/25/2027	15,564	14,634
Series K070, Class A2, 3.30%, 11/25/2027 (i)	5,868	5,531
Series W5FX, Class AFX, 3.34%, 4/25/2028 (i)	9,620	8,977
Series KL05, Class X1P, IO, 1.02%, 6/25/2029 (i)	170,657	7,519
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	43,257
Series K152, Class A2, 3.08%, 1/25/2031	8,584	7,676
Series K128, Class X3, IO, 2.88%, 4/25/2031 (i)	12,474	1,941
Series K142, Class AM, 2.40%, 3/25/2032	21,356	17,653
Series K145, Class A2, 2.58%, 5/25/2032	18,119	15,251
Series K146, Class A2, 2.92%, 6/25/2032	13,105	11,335
Series K-153, Class A2, 3.82%, 12/25/2032 (i)	24,269	22,465
Series KX04, Class XFX, IO, 1.81%, 1/25/2034 (i)	169,009	10,427
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	26,247
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (i)	4,320	1,040
Series 2021-MN3, Class M2, 9.29%, 11/25/2051 (a) (i)	3,508	3,347
Series K146, Class AM, 2.92%, 6/25/2054	12,620	10,808
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	127

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series Q014, Class X, IO, 2.79%, 10/25/2055 (i)	21,692	3,817
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (i)	521	515
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	4,044	3,943
Series 2015-M1, Class A2, 2.53%, 9/25/2024	8,224	7,949
Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,589	7,312
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	9,604	9,235
Series 2015-M5, Class A1, 2.96%, 3/25/2025 (i)	12,828	12,292
Series 2015-M13, Class A2, 2.79%, 6/25/2025 (i)	1,181	1,130
Series 2016-M6, Class A2, 2.49%, 5/25/2026	7,201	6,744
Series 2016-M7, Class A2, 2.50%, 9/25/2026	5,504	5,133
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (i)	7,801	7,252
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (i)	12,303	11,420
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	5,507	5,200
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	7,983	7,490
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (i)	27,523	25,459
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (i)	26,883	25,069
Series 2018-M4, Class A2, 3.17%, 3/25/2028 (i)	8,353	7,792
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (i)	20,243	19,092
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (i)	33,565	31,883
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (i)	48,980	46,470
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	5,566	4,847
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (i)	35,130	2,277
Series 2019-M7, Class A2, 3.14%, 4/25/2029	16,506	15,223
Series 2017-M5, Class A2, 3.17%, 4/25/2029 (i)	20,710	19,182
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-M12, Class A2, 2.89%, 6/25/2029 (i)	26,538	24,182
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (i)	6,378	5,816
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,722	5,056
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (i)	81,167	4,987
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (i)	13,688	12,710
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (i)	3,106	3,014
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (i)	8,477	7,845
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (i)	19,415	17,825
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (i)	12,894	11,738
Series 2018-KSL1, Class C, 3.98%, 11/25/2025 (a) (i)	16,536	14,793
Series 2018-KBX1, Class C, 3.69%, 1/25/2026 (a) (i)	7,281	6,018
Series 2018-KHG1, Class C, 3.95%, 12/25/2027 (a) (i)	32,247	28,215
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	8,462
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	127,457	387
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	61
Series 2019-KBF3, Class C, 9.97%, 1/25/2029 (a) (i)	23,041	21,348
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	9,631
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (i)	3,500	3,025
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,620	7,183
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	145,289	434
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	66
Series 2019-KW10, Class B, 3.76%, 10/25/2032 (a) (i)	8,902	7,745
Series 2014-K38, Class C, 4.79%, 6/25/2047 (a) (i)	4,611	4,531
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (i)	6,795	6,629
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-K40, Class C, 4.19%, 11/25/2047 (a) (i)	8,292	8,035
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (i)	8,659	8,315
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (i)	3,441	3,286
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (i)	15,614	14,913
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (i)	2,670	2,557
Series 2016-K55, Class B, 4.30%, 4/25/2049 (a) (i)	9,707	9,245
Series 2016-K56, Class B, 4.08%, 6/25/2049 (a) (i)	3,445	3,274
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (i)	9,147	8,468
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (i)	4,576	4,264
Series 2017-K61, Class C, 3.82%, 12/25/2049 (a) (i)	5,189	4,793
Series 2017-K63, Class B, 4.01%, 2/25/2050 (a) (i)	11,547	10,783
Series 2017-K63, Class C, 4.01%, 2/25/2050 (a) (i)	4,854	4,505
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (i)	9,707	9,015
Series 2019-K98, Class B, 3.86%, 10/25/2052 (a) (i)	10,678	9,543
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.76%, 2/27/2048 (a) (i)	7,766	7,168
Series 2018-C1, Class AK43, 2.87%, 2/27/2048 (a) (i)	4,854	4,523
Series 2018-C1, Class A725, 2.48%, 2/27/2050 (a) (i)	3,000	2,901
Series 2018-C1, Class B725, 2.82%, 2/27/2050 (a) (i)	6,485	6,223
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	27,800
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025 ‡	26,750	24,449
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	15,794	14,818
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 1.71%, 12/27/2046 (a) (i)	4,854	4,769
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-FRR2, Class BK39, PO, 8/27/2047 ‡ (a)	3,926	3,611
Series 2015-FRR2, Class AK39, 2.70%, 8/27/2047 (a) (i)	10,290	9,623
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11, Class X1, IO, 0.23%, 8/12/2037 (a) (i)	2,305	1
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 7.47%, 12/15/2037 (a) (i)	3,823	3,685
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.03%, 4/15/2038 (a) (i)	23,686	23,033
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	23,601
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.65%, 10/25/2049 (a) (i)	25,485	24,814
Series 2020-01, Class M10, 9.15%, 3/25/2050 (a) (i)	45,572	44,323
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.66%, 12/18/2051 (a) (i)	8,882	6,809
P4 SFR Series 2019-STL B9.25%, 10/11/2026 ‡	18,500	17,717
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.36%, 2/13/2053 (a) (i)	61,383	3,556
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	37,135	29,634
Series RR Trust
Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,675
Series 2015-1, Class B, PO, 4/26/2048 (a)	18,444	16,282
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	69	64
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.71%, 5/10/2063 (a) (i)	967	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,376	7,043
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.13%, 3/15/2045 (a) (i)	6,446	4,515
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	129

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,227	16,977
Total Commercial Mortgage-Backed Securities (Cost $1,830,310)		1,669,845
Collateralized Mortgage Obligations — 3.6%
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	3	3
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	9
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	247	244
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	138	115
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	516	395
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	301	177
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	116	63
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (i)	1	1
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (h)	12,481	11,405
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	7
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,141	1,094
Series 2005-7, Class 30, PO, 11/25/2035	22	22
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 5.27%, 7/25/2034 (i)	53	49
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.66%, 10/25/2033 (i)	13	12
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.81%, 3/25/2031 (i)	—	—
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 4.80%, 6/25/2035 (i)	282	275
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	4	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-3, Class A25, 5.75%, 4/25/2034	65	61
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	76	74
Series 2005-22, Class 2A1, 3.65%, 11/25/2035 (i)	164	133
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 4.10%, 8/25/2034 (i)	27	26
Series 2004-HYB4, Class AA, 5.76%, 12/25/2034 (i)	20	18
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	5	5
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	195	83
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	195	54
CSMC Trust
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (i)	7,403	7,171
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (h)	18,808	18,266
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	220	237
5.77%, 1/10/2033 (a)	283	278
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035	7	5
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	1	1
Series 23, Class KZ, 6.50%, 11/25/2023	—	—
Series 31, Class Z, 8.00%, 4/25/2024	—	—
FHLMC, REMIC
Series 1577, Class PV, 6.50%, 9/15/2023	—	—
Series 1608, Class L, 6.50%, 9/15/2023	2	2
Series 3890, Class ET, 5.50%, 11/15/2023	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1630, Class PK, 6.00%, 11/15/2023	1	1
Series 1611, Class Z, 6.50%, 11/15/2023	2	2
Series 1628, Class LZ, 6.50%, 12/15/2023	2	2
Series 2756, Class NA, 5.00%, 2/15/2024	3	3
Series 1671, Class I, 7.00%, 2/15/2024	1	1
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	1	1
Series 1695, Class G, IF, 18.79%, 3/15/2024 (i)	—	—
Series 1710, Class GB, HB, IF, 28.31%, 4/15/2024 (i)	—	—
Series 2989, Class TG, 5.00%, 6/15/2025	21	21
Series 3005, Class ED, 5.00%, 7/15/2025	38	37
Series 4030, Class IL, IO, 3.50%, 4/15/2027	237	8
Series 4060, Class TB, 2.50%, 6/15/2027	3,883	3,610
Series 2022, Class PE, 6.50%, 1/15/2028	4	5
Series 2036, Class PG, 6.50%, 1/15/2028	37	37
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	8	1
Series 2091, Class PG, 6.00%, 11/15/2028	105	105
Series 2116, Class ZA, 6.00%, 1/15/2029	25	25
Series 2148, Class ZA, 6.00%, 4/15/2029	7	7
Series 2995, Class FT, 5.55%, 5/15/2029 (i)	40	39
Series 2530, Class SK, IF, IO, 2.80%, 6/15/2029 (i)	122	6
Series 2201, Class C, 8.00%, 11/15/2029	17	17
Series 3648, Class CY, 4.50%, 3/15/2030	195	191
Series 3737, Class DG, 5.00%, 10/15/2030	37	37
Series 2293, Class ZA, 6.00%, 3/15/2031	35	35
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2310, Class Z, 6.00%, 4/15/2031	5	6
Series 2313, Class LA, 6.50%, 5/15/2031	2	2
Series 2325, Class JO, PO, 6/15/2031	27	24
Series 2330, Class PE, 6.50%, 6/15/2031	65	66
Series 2410, Class QB, 6.25%, 2/15/2032	163	164
Series 2534, Class SI, IF, 7.27%, 2/15/2032 (i)	18	19
Series 2427, Class GE, 6.00%, 3/15/2032	311	315
Series 2430, Class WF, 6.50%, 3/15/2032	207	213
Series 2594, Class IV, IO, 7.00%, 3/15/2032	37	4
Series 2643, Class SA, IF, 11.03%, 3/15/2032 (i)	6	6
Series 2466, Class DH, 6.50%, 6/15/2032	22	22
Series 4146, Class KI, IO, 3.00%, 12/15/2032	2,428	223
Series 2543, Class YX, 6.00%, 12/15/2032	132	134
Series 2557, Class HL, 5.30%, 1/15/2033	74	74
Series 2586, IO, 6.50%, 3/15/2033	134	12
Series 2610, Class UI, IO, 6.50%, 5/15/2033	107	19
Series 2764, Class S, IF, 0.49%, 7/15/2033 (i)	15	14
Series 2656, Class AC, 6.00%, 8/15/2033	44	45
Series 2733, Class SB, IF, 3.24%, 10/15/2033 (i)	148	136
Series 3005, Class PV, IF, 4.40%, 10/15/2033 (i)	1	1
Series 2699, Class W, 5.50%, 11/15/2033	110	110
Series 3611, PO, 7/15/2034	31	27
Series 2845, Class QH, 5.00%, 8/15/2034	83	82
Series 2912, Class EH, 5.50%, 1/15/2035	448	449
Series 3059, Class B, 5.00%, 2/15/2035	1	1
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	131

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2980, Class QB, 6.50%, 5/15/2035	15	16
Series 3031, Class BN, IF, 0.78%, 8/15/2035 (i)	203	202
Series 3117, Class EO, PO, 2/15/2036	59	49
Series 3134, PO, 3/15/2036	18	16
Series 3152, Class MO, PO, 3/15/2036	124	104
Series 3184, Class YO, PO, 3/15/2036	243	195
Series 3138, PO, 4/15/2036	20	17
Series 3187, Class Z, 5.00%, 7/15/2036	552	548
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (i)	11	11
Series 3201, Class IN, IF, IO, 0.95%, 8/15/2036 (i)	95	5
Series 3202, Class HI, IF, IO, 1.35%, 8/15/2036 (i)	410	32
Series 3855, Class AM, 6.50%, 11/15/2036	83	84
Series 3274, Class B, 6.00%, 2/15/2037	52	51
Series 3292, Class DO, PO, 3/15/2037	30	25
Series 3305, Class IW, IF, IO, 1.15%, 4/15/2037 (i)	148	4
Series 3306, Class TC, IF, 7.51%, 4/15/2037 (i)	11	11
Series 3306, Class TB, IF, 8.05%, 4/15/2037 (i)	13	13
Series 3331, PO, 6/15/2037	25	21
Series 3605, Class NC, 5.50%, 6/15/2037	297	299
Series 3383, Class OP, PO, 11/15/2037	46	39
Series 3409, Class DB, 6.00%, 1/15/2038	284	289
Series 3546, Class A, 4.34%, 2/15/2039 (i)	39	39
Series 3531, Class SM, IF, IO, 0.80%, 5/15/2039 (i)	14	1
Series 3572, Class JS, IF, IO, 1.50%, 9/15/2039 (i)	45	2
Series 3592, Class BZ, 5.00%, 10/15/2039	1,290	1,280
Series 3609, Class SA, IF, IO, 1.04%, 12/15/2039 (i)	265	12
Series 3610, Class CA, 4.50%, 12/15/2039	112	107
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3653, Class HJ, 5.00%, 4/15/2040	56	56
Series 3677, Class PB, 4.50%, 5/15/2040	755	726
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	92	92
Series 4796, Class CZ, 4.00%, 5/15/2048	11,917	10,987
Series 4830, Class WZ, 4.00%, 9/15/2048	11,697	10,779
FHLMC, STRIPS
Series 186, PO, 8/1/2027	47	44
Series 262, Class 35, 3.50%, 7/15/2042	1,704	1,573
Series 279, Class 35, 3.50%, 9/15/2042	440	406
Series 323, Class 300, 3.00%, 1/15/2044	1,643	1,476
Series 334, Class 300, 3.00%, 8/15/2044	1,628	1,457
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.26%, 10/25/2037 (i)	190	160
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 6.06%, 9/25/2034 (i)	47	45
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.15%, 12/25/2034 (i)	44	41
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	7	7
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	82	80
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	94	93
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	181	178
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	25	26
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	57	58
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	104	103
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.49%, 8/25/2041 (i)	6,901	50
Series 2002-T4, IO, 0.40%, 12/25/2041 (i)	16,538	128
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-T4, Class A2, 7.00%, 12/25/2041	188	193
Series 2002-T4, Class A4, 9.50%, 12/25/2041	333	356
Series 2002-T19, Class A1, 6.50%, 7/25/2042	281	283
Series 2002-T16, Class A2, 7.00%, 7/25/2042	325	337
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	102	105
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	109	111
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	131	131
Series 2004-T3, Class 14, IO, 0.60%, 2/25/2044 (i)	2,395	28
FNMA, REMIC
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SA, IF, 5.84%, 9/25/2023 (i)	—	—
Series 1995-19, Class Z, 6.50%, 11/25/2023	3	3
Series 1993-247, Class SM, IF, 5.31%, 12/25/2023 (i)	—	—
Series 1993-255, Class E, 7.10%, 12/25/2023	—	—
Series 1994-29, Class Z, 6.50%, 2/25/2024	4	4
Series 1994-65, Class PK, PO, 4/25/2024	1	1
Series 1997-20, Class D, 7.00%, 3/17/2027	18	18
Series 1997-11, Class E, 7.00%, 3/18/2027	5	5
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	470	16
Series 1997-42, Class EG, 8.00%, 7/18/2027	24	25
Series 1997-63, Class ZA, 6.50%, 9/18/2027	13	13
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	2,059	79
Series 1999-47, Class JZ, 8.00%, 9/18/2029	78	80
Series 2000-8, Class Z, 7.50%, 2/20/2030	46	47
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2001-36, Class ST, IF, IO, 3.10%, 11/25/2030 (i)	58	4
Series 2001-14, Class Z, 6.00%, 5/25/2031	34	33
Series 2001-16, Class Z, 6.00%, 5/25/2031	41	41
Series 2001-72, Class SB, IF, IO, 2.10%, 12/25/2031 (i)	143	5
Series 2001-81, Class HE, 6.50%, 1/25/2032	252	257
Series 2002-19, Class SC, IF, 4.84%, 3/17/2032 (i)	12	12
Series 2002-56, Class PE, 6.00%, 9/25/2032	322	326
Series 2002-86, Class PG, 6.00%, 12/25/2032	207	210
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	2,447	241
Series 2003-25, Class KP, 5.00%, 4/25/2033	651	636
Series 2003-22, Class Z, 6.00%, 4/25/2033	168	169
Series 2003-47, Class PE, 5.75%, 6/25/2033	210	212
Series 2003-64, Class SX, IF, 0.77%, 7/25/2033 (i)	12	11
Series 2003-91, Class SD, IF, 3.50%, 9/25/2033 (i)	3	3
Series 2003-130, Class HZ, 6.00%, 1/25/2034	5,570	5,629
Series 2004-72, Class F, 5.90%, 9/25/2034 (i)	41	41
Series 2005-19, Class PB, 5.50%, 3/25/2035	1,278	1,268
Series 2005-42, Class PS, IF, 3.49%, 5/25/2035 (i)	2	2
Series 2005-51, Class MO, PO, 6/25/2035	16	10
Series 2005-53, Class CS, IF, IO, 1.30%, 6/25/2035 (i)	184	6
Series 2005-65, Class KO, PO, 8/25/2035	37	32
Series 2005-72, Class WS, IF, IO, 1.35%, 8/25/2035 (i)	78	4
Series 2005-90, Class ES, IF, 3.37%, 10/25/2035 (i)	22	21
Series 2005-84, Class XM, 5.75%, 10/25/2035	43	43
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	133

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-106, Class US, IF, 4.76%, 11/25/2035 (i)	19	19
Series 2006-9, Class KZ, 6.00%, 3/25/2036	131	132
Series 2006-22, Class AO, PO, 4/25/2036	69	58
Series 2006-27, Class OB, PO, 4/25/2036	544	433
Series 2006-27, Class OH, PO, 4/25/2036	19	16
Series 2006-20, Class IB, IF, IO, 1.19%, 4/25/2036 (i)	121	9
Series 2011-19, Class ZY, 6.50%, 7/25/2036	117	121
Series 2006-77, Class PC, 6.50%, 8/25/2036	86	87
Series 2006-110, PO, 11/25/2036	64	52
Series 2006-128, PO, 1/25/2037	64	52
Series 2007-10, Class Z, 6.00%, 2/25/2037	17	18
Series 2007-22, Class SC, IF, IO, 0.68%, 3/25/2037 (i)	21	—
Series 2007-54, Class IB, IF, IO, 1.01%, 6/25/2037 (i)	2,134	153
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	—	—
Series 2007-109, Class YI, IF, IO, 1.05%, 12/25/2037 (i)	1,162	79
Series 2008-91, Class SI, IF, IO, 0.60%, 3/25/2038 (i)	241	8
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (i)	429	65
Series 2008-62, Class SM, IF, IO, 0.80%, 7/25/2038 (i)	376	13
Series 2009-29, Class LA, 1.22%, 5/25/2039 (i)	201	171
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	131	23
Series 2009-112, Class ST, IF, IO, 0.85%, 1/25/2040 (i)	220	17
Series 2009-112, Class SW, IF, IO, 0.85%, 1/25/2040 (i)	145	9
Series 2010-10, Class NT, 5.00%, 2/25/2040	498	493
Series 2010-49, Class SC, IF, 1.86%, 3/25/2040 (i)	78	74
Series 2010-35, Class SB, IF, IO, 1.02%, 4/25/2040 (i)	222	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,101	978
Series 2011-126, Class KB, 4.00%, 12/25/2041	8,298	7,915
Series 2016-33, Class JA, 3.00%, 7/25/2045	8,266	7,529
Series 2016-38, Class NA, 3.00%, 1/25/2046	6,326	5,685
Series 2007-71, Class GZ, 6.00%, 7/25/2047	99	104
Series 2019-20, Class H, 3.50%, 5/25/2049	6,315	5,760
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.88%, 6/25/2029 (i)	2,586	52
Series 2001-W3, Class A, 7.00%, 9/25/2041 (i)	109	105
Series 2002-W10, IO, 0.92%, 8/25/2042 (i)	1,482	40
Series 2003-W4, Class 2A, 5.10%, 10/25/2042 (i)	55	55
Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (i)	7,601	68
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	43	43
FNMA, STRIPS
Series 266, Class 2, IO, 7.50%, 8/25/2024	1	—
Series 313, Class 1, PO, 6/25/2031	254	220
Series 380, Class S36, IF, IO, 2.50%, 7/25/2037 (i)	73	9
Series 383, Class 68, IO, 6.50%, 9/25/2037	45	8
Series 383, Class 86, IO, 7.00%, 9/25/2037 (i)	28	5
Series 383, Class 69, IO, 6.50%, 10/25/2037 (i)	63	12
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	10
Series 2005-AR3, Class 3A4, 3.87%, 6/19/2035 (i)	28	26
GNMA
Series 2014-60, Class W, 4.12%, 2/20/2029 (i)	323	315
Series 2003-18, Class PG, 5.50%, 3/20/2033	261	260
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-52, Class SB, IF, 2.05%, 6/16/2033 (i)	31	29
Series 2003-101, Class SK, IF, IO, 1.13%, 10/17/2033 (i)	451	—
Series 2004-2, Class SA, IF, 0.61%, 1/16/2034 (i)	126	120
Series 2004-19, Class KE, 5.00%, 3/16/2034	1,051	1,036
Series 2004-86, Class SP, IF, IO, 0.67%, 9/20/2034 (i)	139	3
Series 2004-90, Class SI, IF, IO, 0.67%, 10/20/2034 (i)	195	8
Series 2010-31, Class SK, IF, IO, 0.67%, 11/20/2034 (i)	131	4
Series 2004-105, Class SN, IF, IO, 0.67%, 12/20/2034 (i)	456	7
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	30	4
Series 2006-26, Class S, IF, IO, 1.07%, 6/20/2036 (i)	320	11
Series 2006-33, Class PK, 6.00%, 7/20/2036	105	106
Series 2009-81, Class A, 5.75%, 9/20/2036	58	58
Series 2007-7, Class EI, IF, IO, 0.77%, 2/20/2037 (i)	495	15
Series 2007-9, Class CI, IF, IO, 0.77%, 3/20/2037 (i)	293	12
Series 2007-17, Class JO, PO, 4/16/2037	36	29
Series 2007-16, Class KU, IF, IO, 1.22%, 4/20/2037 (i)	320	14
Series 2007-22, Class PK, 5.50%, 4/20/2037	505	509
Series 2007-26, Class SC, IF, IO, 0.77%, 5/20/2037 (i)	101	3
Series 2007-24, Class SA, IF, IO, 1.08%, 5/20/2037 (i)	474	21
Series 2009-16, Class SJ, IF, IO, 1.37%, 5/20/2037 (i)	483	18
Series 2008-34, Class OC, PO, 6/20/2037	100	90
Series 2009-106, Class XL, IF, IO, 1.32%, 6/20/2037 (i)	157	7
Series 2009-79, Class OK, PO, 11/16/2037	74	63
Series 2007-67, Class SI, IF, IO, 1.08%, 11/20/2037 (i)	98	3
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-40, Class SA, IF, IO, 0.97%, 5/16/2038 (i)	351	17
Series 2008-40, Class PS, IF, IO, 1.07%, 5/16/2038 (i)	151	6
Series 2008-50, Class SA, IF, IO, 0.80%, 6/20/2038 (i)	685	26
Series 2008-49, Class PH, 5.25%, 6/20/2038	514	509
Series 2008-55, Class PL, 5.50%, 6/20/2038	473	472
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	193	12
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	206	9
Series 2009-72, Class SM, IF, IO, 0.82%, 8/16/2039 (i)	174	9
Series 2010-157, Class OP, PO, 12/20/2040	151	124
Series 2015-157, Class GA, 3.00%, 1/20/2045	300	276
Series 2012-H11, Class FA, 5.96%, 2/20/2062 (i)	1,628	1,624
Series 2012-H18, Class FA, 5.81%, 8/20/2062 (i)	266	265
Series 2013-H04, Class BA, 1.65%, 2/20/2063	8	7
Series 2013-H20, Class FB, 6.26%, 8/20/2063 (i)	528	529
Series 2013-H23, Class FA, 6.56%, 9/20/2063 (i)	1,099	1,103
Series 2015-H02, Class HA, 2.50%, 1/20/2065	1,332	1,287
Series 2015-H04, Class FL, 5.63%, 2/20/2065 (i)	3,828	3,803
Series 2015-H23, Class FB, 5.74%, 9/20/2065 (i)	4,077	4,052
Series 2015-H32, Class FH, 5.88%, 12/20/2065 (i)	458	457
Series 2016-H16, Class FD, 6.11%, 6/20/2066 (i)	5,902	5,848
Series 2016-H17, Class FC, 5.64%, 8/20/2066 (i)	3,727	3,724
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (i)	12,278	510
Series 2017-H11, Class XI, IO, 0.34%, 5/20/2067 (i)	32,212	1,265
Series 2017-H14, Class XI, IO, 0.43%, 6/20/2067 (i)	12,399	388
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	135

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-H14, Class AI, IO, 0.83%, 6/20/2067 (i)	17,069	966
Series 2017-H23, Class FA, 5.70%, 10/20/2067 (i)	17,245	17,117
Series 2019-H09, Class FA, 5.72%, 5/20/2069 (i)	11,751	11,661
Series 2021-H10, Class AF, 6.74%, 6/20/2071 (i)	22,973	23,484
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	4,732	4,469
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	35	35
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	44	42
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	56	56
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	24	23
Series 2005-5F, Class 8A1, 5.50%, 6/25/2035 (i)	9	9
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (i)	5	5
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (i)	14,561	13,915
Home RE Ltd. (Bermuda)
Series 2021-2, Class M1B, 6.89%, 1/25/2034 (a) (i)	5,927	5,924
Series 2022-1, Class M1C, 10.79%, 10/25/2034 (a) (i)	18,687	19,139
Impac CMB Trust
Series 2004-10, Class 3A1, 6.13%, 3/25/2035 (i)	133	127
Series 2004-10, Class 3A2, 6.23%, 3/25/2035 (i)	84	78
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	4	3
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	21	19
Series 2006-A2, Class 5A3, 4.59%, 11/25/2033 (i)	32	31
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (i)	71	71
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	17	20
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	219	194
Series 2007-A1, Class 5A2, 4.09%, 7/25/2035 (i)	18	18
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (h)	18,581	18,489
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (h)	16,800	16,752
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.71%, 4/21/2034 (i)	17	16
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3	3
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	191	180
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	240	232
Series 2004-7, Class 30, PO, 8/25/2034	18	13
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	13	13
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	30	24
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	9	6
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 6.28%, 7/25/2029 (i)	39	37
Series 2004-D, Class A3, 7.25%, 9/25/2029 (i)	43	40
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 ‡ (a) (i)	11,649	9,942
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (i)	115	112
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-7AR, Class 2A6, 5.52%, 9/25/2034 (i)	40	39
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (i)	71	62
Ocwen Frn Series 2021-GNMSR1, 5.00%, 4/30/2024 ‡	23,393	23,159
P Opportunitie frn, 21.76%, 8/21/2025 ‡ (a)	8,194	7,580
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	38	36
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 8.34%, 2/27/2024 (a) (i)	15,229	15,141
Prairie Lake, 4.52%, 10/1/2033	13,942	13,661
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	40	38
Radnor RE Ltd. (Bermuda)
Series 2022-1, Class M1B, 12.04%, 9/25/2032 (a) (i)	12,231	12,974
Series 2021-1, Class M1B, 6.99%, 12/27/2033 (a) (i)	1,714	1,712
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	756	611
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	90	48
RFI Americas, Inc., 11.71%, 8/15/2029 ‡	9,390	9,390
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	10	10
SART Series 2017-1, 4.75%, 7/15/2024 ‡	1,517	1,489
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class MT, 3.50%, 6/25/2057	8,879	7,772
Series 2019-3, Class M55D, 4.00%, 10/25/2058	11,616	10,865
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,685	31,077
Series 2021-1, Class BXS, 13.28%, 9/25/2060 (a) (i)	10,202	7,062
Series 2021-2, Class BXS, 13.64%, 11/25/2060 (a) (i)	4,852	3,603
Series 2022-1, Class MTU, 3.25%, 11/25/2061	29,373	24,868
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-1, Class MT, 3.00%, 10/25/2062	25,000	20,939
Sequoia Mortgage Trust Series 2004-8, Class A2, 6.61%, 9/20/2034 (i)	182	168
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 5.17%, 10/25/2034 (i)	26	24
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 6.33%, 9/25/2033 (i)	314	302
Series 2003-37A, Class 2A, 4.63%, 12/25/2033 (i)	50	48
Series 2003-37A, Class 1A, 5.04%, 12/25/2033 (i)	441	431
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (h)	4,118	3,801
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (i)	36,404	29,402
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	26,652
Two Harbors Msr Frn, 7.25%, 4/15/2024 ‡ (a)	35,000	35,000
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	74	75
Series 1998-1, Class 2E, 7.00%, 3/15/2028	263	263
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	42	42
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (i)	23,449	21,036
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.63%, 8/25/2033 (i)	60	57
Series 2003-AR9, Class 1A6, 4.85%, 9/25/2033 (i)	44	41
Series 2004-AR3, Class A1, 4.52%, 6/25/2034 (i)	17	15
Series 2004-AR3, Class A2, 4.52%, 6/25/2034 (i)	153	139
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	128	124
Series 2004-AR11, Class A, 5.27%, 10/25/2034 (i)	129	117
Series 2005-AR2, Class 2A21, 6.09%, 1/25/2045 (i)	17	16
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	137

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	257	226
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	86	83
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 5.61%, 7/25/2034 (i)	42	43
Series 2004-U, Class A1, 4.52%, 10/25/2034 (i)	76	72
Total Collateralized Mortgage Obligations (Cost $658,635)		603,130
Foreign Government Securities — 0.7%
Dominican Republic Government Bond
5.95%, 1/25/2027 (j)	2,500	2,443
4.88%, 9/23/2032 (a)	1,310	1,108
6.00%, 2/22/2033 (a)	4,043	3,727
6.00%, 2/22/2033 (j)	5,243	4,834
5.88%, 1/30/2060 (a)	3,545	2,718
Federal Republic of Nigeria
6.50%, 11/28/2027 (j)	6,550	5,612
6.13%, 9/28/2028 (a)	2,880	2,375
7.14%, 2/23/2030 (j)	2,700	2,196
8.75%, 1/21/2031 (j)	3,800	3,303
7.38%, 9/28/2033 (a)	2,327	1,774
Federative Republic of Brazil 4.75%, 1/14/2050	4,100	3,008
Hungary Government Bond
5.50%, 6/16/2034 (a)	1,640	1,555
6.75%, 9/25/2052 (a)	1,245	1,262
Kingdom of Bahrain
7.00%, 10/12/2028 (j)	2,500	2,565
5.45%, 9/16/2032 (a)	1,677	1,501
Kingdom of Morocco 5.95%, 3/8/2028 (a)	1,381	1,378
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (a)	4,038	3,583
Province of Alberta 3.30%, 3/15/2028	23,784	22,515
Province of Quebec 6.35%, 1/30/2026	292	299
Republic of Angola 8.75%, 4/14/2032 (a)	4,086	3,351
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Republic of Colombia
10.38%, 1/28/2033	360	415
7.50%, 2/2/2034	1,491	1,479
Republic of Costa Rica 6.55%, 4/3/2034 (a)	4,200	4,225
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (h) (j)	2,665	2,407
6.13%, 6/15/2033 (j)	866	738
6.88%, 10/17/2040 (j)	EUR3,400	2,766
Republic of Indonesia 5.65%, 1/11/2053	805	822
Republic of Kenya 8.00%, 5/22/2032 (j)	5,300	4,376
Republic of Panama 6.85%, 3/28/2054	1,392	1,422
Republic of Paraguay
5.00%, 4/15/2026 (j)	830	810
3.85%, 6/28/2033 (a)	503	427
5.60%, 3/13/2048 (j)	2,489	2,133
5.40%, 3/30/2050 (j)	7,281	6,075
Republic of Philippines 5.50%, 1/17/2048	606	610
Republic of Poland
5.75%, 11/16/2032	1,220	1,267
4.88%, 10/4/2033	2,245	2,176
5.50%, 4/4/2053	1,868	1,815
Republic of Senegal 6.75%, 3/13/2048 (j)	3,800	2,639
Republic of South Africa 4.30%, 10/12/2028	5,542	4,888
Romania Government Bond 3.00%, 2/14/2031 (a)	2,040	1,682
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (j)	2,850	2,814
6.25%, 1/25/2031 (a)	1,193	1,206
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	1,289	1,314
United Mexican States
3.75%, 1/11/2028	376	356
5.00%, 4/27/2051	2,420	2,045
6.34%, 5/4/2053	1,280	1,276
Total Foreign Government Securities (Cost $140,248)		123,290
Loan Assignments — 0.4% (n)
Automobile Components — 0.0% ^
Adient US LLC, Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 4/10/2028 (d)	2,953	2,954
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.49%, 3/31/2028 (d)	4,900	4,811
Broadline Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 10/10/2025 (d)	7,288	7,271
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026 ‡ (d)	924	727
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 9.50% (PIK) + 2.00% (Cash) ), 16.46%, 12/31/2026 ‡ (d)	1,097	752
		1,479
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 8/2/2027 (d)	3,367	3,358
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.19%, 3/2/2027 (d)	3,136	3,133
Entertainment — 0.0% ^
Delta 2 (Lux) SARL, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 1/15/2030 (d)	2,825	2,832
Financial Services — 0.0% ^
OL SP LLC, 4.25%, 5/15/2025	1,502	1,438
Ground Transportation — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.50%, 7/21/2028 (d)	3,039	2,957
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.50%, 7/21/2028 (d)	1,139	1,108
		4,065
IT Services — 0.0% ^
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.58%, 5/3/2028 (d)	3,204	3,076
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 5/16/2024 ‡ (b) (d)	142	16
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%; 3-MONTH CME TERM SOFR + 3.50%), 8.91%, 10/8/2027 (d)	4,342	4,345
Personal Care Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 10/1/2026 (d)	6,133	6,136
Semiconductors & Semiconductor Equipment — 0.0% ^
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%; 6-MONTH SOFR + 3.10%), 8.26%, 2/1/2029 (d) (o)	3,775	3,755
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.45%, 12/1/2027 (d)	6,089	6,085
Specialty Retail — 0.1%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027 (d)	5,754	5,744
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.93%, 12/18/2026 (d) (p)	1,486	1,340
Petco Health and Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.75%, 3/3/2028 (d)	4,298	4,269
		11,353
Total Loan Assignments (Cost $66,722)		66,107
U.S. Government Agency Securities — 0.3%
Resolution Funding Corp. STRIPS
3.91%, 4/15/2030 (m)	19,901	14,618
DN, 3.85%, 4/15/2030 (m)	41,743	30,662
Total U.S. Government Agency Securities (Cost $49,557)		45,280
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	139

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.1% (q)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	237
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	915	996
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,178
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	2,356
University of California, Taxable Series 2012AD, Rev., 4.86%, 5/15/2112	774	680
Total California		5,447
Colorado — 0.0% ^
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2020B, Rev., 2.80%, 12/1/2026	1,175	1,104
Series 2020B, Rev., 3.36%, 12/1/2030	2,350	2,049
Total Colorado		3,153
District of Columbia — 0.0% ^
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	304
Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2020A, Rev., 3.23%, 5/15/2050	3,000	2,239
New York — 0.0% ^
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2010H, Rev., 5.29%, 3/15/2033	560	557
Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,170
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	1,517
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 165, Rev., 5.65%, 11/1/2040	155	162
Series 174, Rev., 4.46%, 10/1/2062	740	658
Total New York		4,064
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,258
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,361
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	2,000	1,846
Total Ohio		4,465
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041	855	852
Total Municipal Bonds (Cost $23,400)		20,524
	SHARES (000)
Common Stocks — 0.1%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	61	61
MYT Holding LLC ‡ *	935	327
		388
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	38	—
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	6	62
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ (r)	1,551	4
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	728
iHeartMedia, Inc., Class A *	127	457
		1,185
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	44	3,908
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EP Energy Corp. ‡ *	75	525
Gulfport Energy Corp. *	59	6,925
		11,358
Professional Services — 0.0% ^
NMG, Inc. ‡ *	11	1,225
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	2	504
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	1,611
Total Common Stocks (Cost $13,021)		16,337
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (Cost $428)	2	3,537
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,070	1,604
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	46	—
Total Preferred Stocks (Cost $2,145)		1,604
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 10/10/2023 ‡ (c) (e) (f) (Cost $141)	—	1,247
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	33	582
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	14	—
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *	104	133
Total Rights (Cost $—)		133
	SHARES (000)
Short-Term Investments — 5.8%
Investment Companies — 5.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (s) (t) (Cost $980,005)	979,870	980,164
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.50% (s) (t)	120	120
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (s) (t)	428	428
Total Investment of Cash Collateral from Securities Loaned (Cost $548)		548
Total Short-Term Investments (Cost $980,553)		980,712
Total Investments — 101.0% (Cost $18,911,533)		17,147,474
Liabilities in Excess of Other Assets — (1.0)%		(170,993)
NET ASSETS — 100.0%		16,976,481

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2023.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	141

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
DN	Discount Notes
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of  August 31, 2023.

(g)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $30,023 or 0.18% of the Fund’s
net assets as of August 31, 2023.

(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(j)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(m)	The rate shown is the effective yield as of August 31, 2023.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of August 31, 2023. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Income Funds	August 31, 2023

(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 is $1.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of August 31, 2023.
Futures contracts outstanding as of August 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	11,328	12/19/2023	USD	1,257,585	9,804
U.S. Treasury 10 Year Ultra Note	542	12/19/2023	USD	62,914	520
U.S. Treasury Long Bond	1,065	12/19/2023	USD	129,464	1,366
U.S. Treasury Ultra Bond	2,940	12/19/2023	USD	380,546	4,589
U.S. Treasury 2 Year Note	6,215	12/29/2023	USD	1,266,937	2,541
U.S. Treasury 5 Year Note	8,671	12/29/2023	USD	927,391	5,039
					23,859
Short Contracts
U.S. Treasury 10 Year Note	(393)	12/19/2023	USD	(43,629)	(347)
U.S. Treasury Long Bond	(25)	12/19/2023	USD	(3,039)	(32)
U.S. Treasury 5 Year Note	(229)	12/29/2023	USD	(24,492)	(135)
					(514)
					23,345

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	5,582,204	USD	39,498	BNP Paribas	9/15/2023	(1,071)
Total unrealized depreciation						(1,071)
Net unrealized depreciation						(1,071)

Abbreviations
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	143

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.73	USD32,877	281	(690)	(409)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD36,400	292	(716)	(424)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD26,300	260	(566)	(306)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD26,299	111	(417)	(306)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD13,148	33	(186)	(153)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD6,574	27	(104)	(77)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD13,143	67	(220)	(153)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD6,369	81	(155)	(74)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.77	USD3,935	40	(86)	(46)
Federative Republic of Brazil, 4.25%, 1/07/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	0.28	USD75,000	258	(838)	(580)
							1,450	(3,978)	(2,528)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Income Funds	August 31, 2023

Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD99,150	159	(3,965)	(3,806)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of August 31, 2023 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	1,450	(2,528)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	145

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 82.9% (a) (b)
Aerospace & Defense — 1.9%
Spirit Aerosystems, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.62%, 1/15/2027	789	787
TransDigm Group, Inc., 1st Lien Term Loan I (3-MONTH CME TERM SOFR + 3.25%), 8.49%, 8/24/2028	1,874	1,875
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.50%), 9.36%, 8/3/2029 (c)	1,200	1,191
Vertex Aerospace Services Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 12/6/2028	1,645	1,642
		5,495
Automobile Components — 1.8%
Adient US LLC, Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 4/10/2028	1,312	1,312
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.25%, 10/4/2028	1,295	1,253
Holley, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%; 3-MONTH CME TERM SOFR + 3.75%), 9.19%, 11/17/2028	959	904
Truck Hero, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.20%, 1/31/2028	823	796
Wheel Pros, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 10.11%, 5/11/2028	1,398	923
		5,188
Beverages — 0.8%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.49%, 3/31/2028	1,592	1,563
Tropicana, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 8.59%, 1/24/2029	993	939
		2,502
Broadline Retail — 0.9%
Getty Images, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.84%, 2/19/2026	1,254	1,254
GoodRx, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 10/10/2025	1,362	1,359
		2,613
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — 3.0%
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.67%, 7/31/2026	683	687
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.17%, 5/13/2029	987	989
Cabinetworks, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.75%, 5/17/2028	666	569
Chamberlain Group LLC (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 11/3/2028	1,588	1,570
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 5/31/2030	1,617	1,618
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.64%, 1/24/2029	1,060	1,056
MI Windows & Doors, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 12/18/2027	709	709
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 3/19/2029	1,490	1,490
		8,688
Capital Markets — 0.4%
Duff & Phelps Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.99%, 4/9/2027	1,345	1,297
Chemicals — 2.6%
Gates Global LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/31/2027	806	804
Gates Global LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.83%, 11/16/2029	248	248
INEOS Enterprises, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 9.27%, 7/8/2030	1,614	1,591
Ineos US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 2/18/2030	2,005	1,989
INEOS US Petrochem LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.20%, 1/29/2026	910	904
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Chemicals — continued
PQ Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.97%, 6/9/2028	1,705	1,696
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 7.54%, 9/6/2024	400	393
		7,625
Commercial Services & Supplies — 5.9%
Allied Universal Holdco LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.75%), 9.18%, 5/12/2028	1,295	1,257
(3-MONTH SOFR + 4.75%), 9.88%, 5/12/2028	385	380
API Group DE, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.95%, 10/1/2026	1,449	1,452
Conservice Midco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.72%, 5/13/2027 (c)	1,408	1,406
Ensemble RCM LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 9.22%, 8/3/2026	1,125	1,126
Garda World Security Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.67%, 10/30/2026	1,540	1,537
Harsco Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 7.70%, 3/10/2028	1,439	1,422
Intrado Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.34%, 1/31/2030	1,000	1,000
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 8.30%, 6/21/2028	2,050	2,037
Nielsen Holdings plc, Term Loan B-3 (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 3/6/2028	1,003	958
Prime Security Services Borrower LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 9/23/2026	3,115	3,114
VT Topco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.56%, 8/9/2030 (c)	1,505	1,510
		17,199
Communications Equipment — 1.4%
Ciena Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.81%, 1/18/2030	1,542	1,542
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 4/6/2026	2,673	2,451
		3,993
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — 1.9%
Osmose Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 6/23/2028 (c)	2,404	2,382
Pike Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.83%, 1/21/2028	804	805
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 1/21/2028	1,638	1,637
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 7.43%, 1/24/2027	787	782
		5,606
Consumer Staples Distribution & Retail — 2.3%
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 11.50%, 6/30/2026 ‡	523	523
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026 ‡	3,367	2,671
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 9.50% (PIK) + 2.00% (Cash)), 16.46%, 12/31/2026 ‡	2,654	1,819
United Natural Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 10/22/2025	841	842
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 1/20/2028	781	781
		6,636
Containers & Packaging — 3.0%
BWAY Intermediate Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.32%, 8/14/2026	2,095	2,095
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 8/2/2027	1,509	1,504
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.43%, 10/29/2028	1,534	1,528
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 9/24/2028	606	606
Reynolds Group Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 2/5/2026	814	813
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	147

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Containers & Packaging — continued
Ring Container Technologies LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 8/12/2028	1,073	1,073
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 9.54%, 9/15/2028	1,278	1,274
		8,893
Diversified Consumer Services — 1.3%
Clarios Global LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 5/6/2030	1,000	997
Interior Logic Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 4/3/2028 (c)	890	748
LegalShield, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.20%, 12/15/2028	1,227	1,206
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 2/10/2029	1,009	1,000
		3,951
Diversified Telecommunication Services — 1.8%
CenturyLink, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.70%, 3/15/2027	1,298	842
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 11/22/2028	1,106	1,077
Intelsat Jackson Holdings SA, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.77%, 2/1/2029	2,910	2,909
Numericable U.S. LLC, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 10.81%, 8/15/2028	634	553
		5,381
Electric Utilities — 1.5%
Astoria Energy LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 12/10/2027	777	773
Carroll County Energy LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.84%, 2/13/2026	1,004	979
Exelon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 8.03%, 12/15/2027	1,414	1,404
PG&E Corp., Exit Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 6/23/2025	1,247	1,245
		4,401
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electrical Equipment — 1.3%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 8.20%, 8/1/2025	1,999	1,996
Cortes NP Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.19%, 3/2/2027	1,709	1,707
		3,703
Electronic Equipment, Instruments & Components — 0.9%
Ingram Micro, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 9.04%, 6/30/2028	1,136	1,134
Mirion Technologies, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 8.25%, 10/20/2028	1,505	1,503
		2,637
Energy Equipment & Services — 0.5%
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.25%, 10/18/2028	1,398	1,395
Entertainment — 1.8%
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 9.17%, 3/1/2028	841	842
Delta 2 (Lux) SARL, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 1/15/2030	2,000	2,005
Live Nation Entertainment, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 7.16%, 10/19/2026 (c)	698	695
WMG Acquisition Corp., 1st Lien Term Loan G (1-MONTH CME TERM SOFR + 2.13%), 7.57%, 1/20/2028	1,847	1,845
		5,387
Financial Services — 1.0%
NorthRiver Midstream, 1st Lien Term Loan B (3-MONTH SOFR + 3.00%), 8.33%, 8/16/2030 (c)	1,525	1,521
Trans Union LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 2.25%), 7.70%, 12/1/2028	1,303	1,301
		2,822
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Food Products — 0.5%
B&G Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 10/10/2026	550	545
Shearer's Foods LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 9/23/2027	1,068	1,067
		1,612
Ground Transportation — 2.4%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.50%, 7/21/2028	2,624	2,553
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.50%, 7/21/2028	1,113	1,083
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 7.34%, 12/30/2026	1,620	1,620
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 6/30/2028	1,548	1,546
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 6/30/2028	298	297
		7,099
Health Care Equipment & Supplies — 2.4%
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 5/4/2028	3,806	3,808
Medline, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 10/23/2028 (c)	3,387	3,383
		7,191
Health Care Providers & Services — 4.9%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 8/24/2028	1,141	1,142
CVS Holdings, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 9.70%, 8/31/2026	1,292	1,233
Envision Healthcare Corp., 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 3.75%), 8.99%, 3/31/2027	2,737	5
(3-MONTH CME TERM SOFR + 4.25%), 9.49%, 3/31/2027	1,120	276
ICON Luxembourg SARL, 1st Lien Term Loan B, (Luxembourg)
(3-MONTH CME TERM SOFR + 2.25%), 7.75%, 7/3/2028	922	922
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
(3-MONTH CME TERM SOFR + 2.25%), 7.75%, 7/3/2028	230	230
KDC US Holdings. Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 5.00%, 8/15/2028	1,109	1,070
LifePoint Health, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.38%, 11/16/2025	804	797
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.20%, 10/27/2028	1,497	1,501
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 11/15/2028	2,193	2,185
Pathway Vet Alliance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.20%, 3/31/2027	1,020	941
PCI Pharma Services, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 9.00%, 11/30/2027	1,219	1,212
Pearl Intermediate Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 2/14/2025	319	315
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 2/14/2025	243	241
PetVet Care Centers LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 2/14/2025	734	727
Radiology Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.68%, 7/9/2025	1,250	964
US Renal Care, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 5.00%), 10.61%, 6/20/2028	812	511
		14,272
Hotels, Restaurants & Leisure — 2.8%
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 2/6/2030	1,962	1,962
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.32%, 8/8/2027 (c)	1,650	1,647
Flutter Entertainment plc, 1st Lien Term Loan B (Ireland) (3-MONTH CME TERM SOFR + 3.25%), 8.75%, 7/22/2028	1,221	1,221
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	149

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Hotels, Restaurants & Leisure — continued
IRB Holding Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 12/15/2027	788	783
UFC Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 8.37%, 4/29/2026	597	597
Whataburger, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 8/3/2028	1,939	1,937
		8,147
Household Durables — 0.3%
Traeger Grills, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 6/29/2028	867	781
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Construction Finance Co., L.P., 1st Lien Term Loan B (3-MONTH SOFR + 2.25%), 7.58%, 7/19/2030	1,041	1,033
Insurance — 2.4%
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 8.79%, 7/31/2027	793	762
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.68%, 8/19/2028	1,610	1,553
Asurion LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 10.70%, 1/31/2028	1,510	1,348
Asurion LLC, Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 9.43%, 8/19/2028	691	664
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.58%, 6/20/2030 (c)	1,725	1,730
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.99%, 11/22/2029	1,031	1,031
		7,088
IT Services — 2.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 10/18/2027	449	438
Ancestry.com, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 12/6/2027	1,284	1,247
Go Daddy Group Co., Inc. (The), 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 11/9/2029	1,346	1,348
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.58%, 5/3/2028	1,683	1,616
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — continued
Virtusa Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 9.33%, 2/11/2028	616	610
(1-MONTH CME TERM SOFR + 3.75%), 9.18%, 2/15/2029	976	966
		6,225
Leisure Products — 0.4%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 5/16/2024 ‡ (d)	3,874	422
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.45%, 12/15/2026	909	882
		1,304
Life Sciences Tools & Services — 0.5%
Albany Molecular Research, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%; 3-MONTH CME TERM SOFR + 3.75%), 9.17%, 8/30/2026	850	718
Avantor Funding, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.68%, 11/8/2027	784	785
		1,503
Machinery — 3.1%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%; 3-MONTH CME TERM SOFR + 3.50%), 8.91%, 10/8/2027	3,226	3,229
Gemini HDPE LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.63%, 12/31/2027	1,485	1,482
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.93%, 4/5/2029	1,023	1,021
Sundyne, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.68%, 3/17/2027	1,717	1,715
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (Germany) (ICE LIBOR USD 6 Month + 3.50%), 9.38%, 7/30/2027	786	785
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 8.73%, 3/28/2025	773	767
		8,999
Media — 6.0%
Altice Financing SA, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 10.31%, 10/28/2027	1,017	958
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Media — continued
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%; 3-MONTH CME TERM SOFR + 3.50%), 8.93%, 8/21/2026	3,817	3,727
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.81%, 1/18/2028	1,845	1,738
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.45%, 8/2/2027	1,294	1,277
E.W. Scripps Co., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 1/7/2028	1,512	1,499
Gray Television, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 12/1/2028	931	920
Gray Television, Inc., 1st Lien Term Loan E (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 1/2/2026	548	544
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 5/1/2026	1,907	1,697
iHeartCommunications, Inc., Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 5/1/2026	813	722
Shutterfly LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 6.00%), 6.00%, 10/1/2027 ‡	218	218
Shutterfly LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 10.24%, 10/1/2027	1,802	1,180
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 10.00%, 12/4/2026	1,165	1,116
Univision Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 3/15/2026	2,078	2,078
		17,674
Oil, Gas & Consumable Fuels — 1.2%
Buckeye Partners LP, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 7.67%, 11/1/2026	1,746	1,741
WhiteWater Whistler Holdings, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.49%, 2/15/2030	1,705	1,705
		3,446
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Passenger Airlines — 1.2%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028	2,508	2,602
United Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 10.76%, 6/21/2027	960	1,000
		3,602
Personal Care Products — 1.9%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 9.29%, 5/17/2028	1,776	1,674
Nestle Skin Health SA, Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 10/1/2026	4,033	4,036
		5,710
Pharmaceuticals — 1.5%
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 10.66%, 2/1/2027	1,714	1,397
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.17%, 8/1/2027	1,489	1,474
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (1-MONTH PRIME + 6.00%), 14.50%, 3/27/2028	628	458
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 5/5/2028	976	976
		4,305
Professional Services — 0.5%
Star Merger Sub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.17%, 2/6/2026	1,586	1,586
Semiconductors & Semiconductor Equipment — 2.3%
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%; 6-MONTH SOFR + 3.10%), 8.26%, 2/1/2029	3,200	3,183
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 10.49%, 2/1/2030	746	721
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	151

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Semiconductors & Semiconductor Equipment — continued
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%; 3-MONTH CME TERM SOFR + 2.75%), 8.02%, 7/6/2029	1,272	1,273
Synaptics, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.74%, 12/2/2028	1,516	1,505
		6,682
Software — 6.6%
Camelot Finance LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 10/30/2026	3,023	3,022
Consilio, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.45%, 5/12/2028	1,912	1,859
DigiCert, Inc., 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.00%), 9.33%, 10/16/2026	814	811
(1-MONTH CME TERM SOFR + 7.00%), 12.33%, 2/19/2029	620	578
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.45%, 12/1/2027	2,452	2,450
ION Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.14%, 3/11/2028	1,000	989
Netsmart Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.45%, 10/1/2027	1,502	1,500
Project Boost Purchaser LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 6/1/2026	1,628	1,626
Proofpoint, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 8/31/2028	1,113	1,101
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.77%, 2/1/2029	708	578
RealPage, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 4/24/2028	1,693	1,673
ThoughtWorks, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.95%, 3/24/2028	434	428
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
Ultimate Software Group, Inc. (The), 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 3.25%), 8.62%, 5/4/2026 (c)	1,345	1,343
(3-MONTH CME TERM SOFR + 3.75%), 9.22%, 5/4/2026	1,546	1,545
		19,503
Specialty Retail — 3.2%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027	1,358	1,356
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.93%, 12/18/2026 (e)	1,730	1,559
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.20%, 3/9/2028	1,752	1,719
Petco Health and Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.75%, 3/3/2028	1,455	1,446
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 8.52%, 12/28/2027	1,531	1,473
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 12.74%, 6/29/2028	128	128
SRS Distribution, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 6/2/2028	915	902
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 10.63%, 4/16/2026	970	830
		9,413
Textiles, Apparel & Luxury Goods — 0.3%
Birkenstock, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.88%, 4/28/2028	982	978
Total Loan Assignments (Cost $253,365)		243,565
Corporate Bonds — 7.9%
Automobile Components — 0.6%
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	895	870
6.50%, 4/1/2027	1,000	948
		1,818
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.6%
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,000	836
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (f)	1,150	1,072
		1,908
Consumer Finance — 1.0%
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	2,000	1,815
6.80%, 5/12/2028	1,110	1,109
		2,924
Diversified Telecommunication Services — 1.5%
CCO Holdings LLC
5.50%, 5/1/2026 (f)	1,000	977
5.13%, 5/1/2027 (f)	1,000	940
5.00%, 2/1/2028 (f)	2,825	2,603
		4,520
Health Care Providers & Services — 0.4%
Tenet Healthcare Corp.
5.13%, 11/1/2027	250	238
4.63%, 6/15/2028	1,000	921
		1,159
Hotels, Restaurants & Leisure — 0.3%
Royal Caribbean Cruises Ltd. 11.63%, 8/15/2027 (f)	750	817
IT Services — 0.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (f)	850	738
Media — 1.3%
DISH DBS Corp.
5.88%, 11/15/2024	2,000	1,860
5.25%, 12/1/2026 (f)	750	632
Sirius XM Radio, Inc. 5.00%, 8/1/2027 (f)	1,500	1,387
		3,879
Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Partners LP 7.88%, 5/15/2026 (f)	1,000	1,018
Hess Midstream Operations LP 5.63%, 2/15/2026 (f)	750	734
NuStar Logistics LP 5.63%, 4/28/2027	1,500	1,455
		3,207
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — 0.8%
Staples, Inc. 7.50%, 4/15/2026 (f)	2,768	2,290
Total Corporate Bonds (Cost $24,816)		23,260
	SHARES (000)
Convertible Preferred Stocks — 2.1%
Specialty Retail — 2.1%
Claire's Stores, Inc. ‡ * (Cost $755)	3	6,237
Common Stocks — 1.3%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	167	167
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	7	71
Media — 0.3%
Clear Channel Outdoor Holdings, Inc. *	369	535
iHeartMedia, Inc., Class A *	62	223
		758
Professional Services — 0.7%
NMG, Inc. ‡ *	17	1,936
Specialty Retail — 0.3%
Claire's Stores, Inc. ‡ *	3	890
Total Common Stocks (Cost $6,516)		3,822
	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.2%
Serta Simmons Bedding LLC, 0.00% ‡ *	31	478
SSB Equipment Co. Inc., 0.00% ‡ *	31	—
Total Collateralized Mortgage Obligations (Cost $521)		478
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Entertainment — 0.0% ^
Cineworld Group plc expiring 11/25/2025, price 4,149.00 GBP * (Cost $—(g))	63	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	153

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.0%
Investment Companies — 7.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (h) (i) (Cost $20,562)	20,562	20,562
Total Investments — 101.4% (Cost $306,535)		297,924
Liabilities in Excess of Other Assets — (1.4)%		(4,052)
NET ASSETS — 100.0%		293,872

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Payment In Kind
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(c)	All or a portion of this security is unsettled as of August 31, 2023. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Defaulted security.
(e)	Fund is subject to legal or contractual restrictions on the resale of the security.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Value is zero.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2023.
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of August 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD1,500	(8)	66	58

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Income Funds	August 31, 2023

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	155

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 36.6%
U.S. Treasury Bonds
5.25%, 11/15/2028	20,000	20,884
1.88%, 2/15/2041	14,500	10,063
2.00%, 11/15/2041	27,000	18,893
3.88%, 2/15/2043	15,000	13,957
3.88%, 5/15/2043	10,000	9,301
3.75%, 11/15/2043	90,300	82,141
3.00%, 5/15/2045	31,000	24,841
2.75%, 11/15/2047	35,000	26,501
2.00%, 2/15/2050	35,000	22,412
1.25%, 5/15/2050	10,000	5,227
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	36,002	32,147
U.S. Treasury Notes
2.13%, 11/30/2023	20,000	19,837
2.50%, 4/30/2024	35,000	34,340
0.38%, 8/15/2024	10,000	9,534
2.25%, 11/15/2024	35,000	33,774
1.13%, 2/28/2025	25,000	23,581
0.50%, 3/31/2025	50,000	46,574
0.38%, 4/30/2025	40,000	37,067
3.88%, 4/30/2025	10,000	9,818
2.00%, 8/15/2025	20,000	18,933
1.63%, 2/15/2026	20,000	18,591
3.63%, 5/15/2026	10,000	9,753
2.25%, 2/15/2027	35,000	32,546
0.63%, 3/31/2027	30,000	26,257
2.25%, 8/15/2027	30,000	27,700
1.25%, 4/30/2028	11,120	9,698
3.50%, 4/30/2028	5,000	4,834
4.00%, 6/30/2028	25,000	24,701
3.50%, 4/30/2030	5,000	4,794
3.50%, 2/15/2033	20,000	19,047
Total U.S. Treasury Obligations (Cost $755,860)		677,746
Mortgage-Backed Securities — 26.4%
FHLMC Gold Pools, 20 Year Pool # C90830, 4.50%, 5/1/2024	5	5
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	1	1
Pool # G00229, 8.50%, 5/1/2024	—	—
Pool # C00354, 8.50%, 7/1/2024	1	1
Pool # C00376, 8.00%, 11/1/2024	2	2
Pool # C00414, 7.50%, 8/1/2025	1	1
Pool # D63303, 7.00%, 9/1/2025	1	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # G00981, 8.50%, 7/1/2028	4	4
Pool # C00742, 6.50%, 4/1/2029	35	36
Pool # C00785, 6.50%, 6/1/2029	12	12
Pool # C47318, 7.00%, 9/1/2029	177	178
Pool # C01292, 6.00%, 2/1/2032	16	16
Pool # A16155, 5.50%, 11/1/2033	47	47
Pool # C03589, 4.50%, 10/1/2040	301	293
Pool # Q41177, 3.50%, 6/1/2046	11,658	10,627
Pool # G61334, 4.00%, 3/1/2047	2,468	2,346
Pool # Q54902, 4.00%, 3/1/2048	2,692	2,535
Pool # Q54950, 4.00%, 3/1/2048	3,804	3,612
Pool # Q59727, 4.00%, 11/1/2048	4,047	3,797
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	977	888
Pool # RA2484, 3.00%, 6/1/2050	4,432	3,859
Pool # RA2904, 3.00%, 6/1/2050	7,313	6,351
Pool # RA2970, 2.50%, 7/1/2050	8,339	6,966
Pool # QB2020, 2.50%, 8/1/2050	5,874	4,911
Pool # RA5576, 2.50%, 7/1/2051	5,357	4,476
Pool # QC6209, 2.50%, 8/1/2051	5,231	4,355
Pool # QC7451, 2.00%, 9/1/2051	12,621	10,081
Pool # RA7683, 5.00%, 7/1/2052	7,170	6,957
Pool # RA7937, 5.00%, 9/1/2052	14,441	14,009
FNMA
Pool # 620061, ARM, 4.84%, 11/1/2027 (a)	6	6
Pool # 89406, ARM, 3.55%, 6/1/2029 (a)	3	3
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	115	113
Pool # FM4449, 3.00%, 12/1/2034	7,498	6,992
Pool # CA7114, 2.50%, 9/1/2035	14,725	13,265
FNMA UMBS, 20 Year Pool # 762498, 5.00%, 11/1/2023	1	1
FNMA UMBS, 30 Year
Pool # 190257, 7.00%, 2/1/2024	—	—
Pool # 250575, 6.50%, 6/1/2026	4	4
Pool # 483802, 5.50%, 2/1/2029	65	65
Pool # 524949, 7.50%, 3/1/2030	7	7
Pool # 545639, 6.50%, 4/1/2032	74	76
Pool # 702435, 5.50%, 5/1/2033	442	449
Pool # 709441, 5.50%, 7/1/2033	130	129
Pool # 730711, 5.50%, 8/1/2033	203	206
Pool # 743127, 5.50%, 10/1/2033	192	193
Pool # 747628, 5.00%, 11/1/2033	402	401
Pool # 753662, 5.50%, 12/1/2033	252	255
Pool # 755615, 5.50%, 1/1/2034	282	286
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 811755, 7.00%, 3/1/2035	677	709
Pool # 845834, 5.50%, 10/1/2035	143	141
Pool # 888201, 5.50%, 2/1/2036	72	73
Pool # 831409, 5.50%, 4/1/2036	351	350
Pool # 867420, 5.50%, 5/1/2036	191	191
Pool # 745802, 6.00%, 7/1/2036	375	387
Pool # 969708, 4.50%, 3/1/2038	36	34
Pool # AE1216, 3.50%, 1/1/2041	777	716
Pool # AE1260, 3.50%, 8/1/2041	490	451
Pool # AB5378, 3.50%, 5/1/2042	1,955	1,801
Pool # AO6710, 4.00%, 6/1/2042	2,113	2,007
Pool # AR5147, 3.00%, 3/1/2043	1,879	1,662
Pool # AT8192, 4.00%, 6/1/2043	1,297	1,233
Pool # AS1112, 4.00%, 11/1/2043	3,445	3,273
Pool # BM1109, 4.00%, 10/1/2044	2,448	2,325
Pool # AS4073, 4.00%, 12/1/2044	1,513	1,435
Pool # AL8660, 4.00%, 6/1/2045	3,680	3,496
Pool # AS5648, 3.50%, 7/1/2045	1,937	1,763
Pool # AS6208, 3.50%, 10/1/2045	886	816
Pool # AS6344, 3.50%, 12/1/2045	2,164	1,971
Pool # BM5560, 4.00%, 1/1/2046	6,977	6,628
Pool # AL8030, 4.00%, 2/1/2046	2,319	2,196
Pool # AX5520, 3.00%, 5/1/2046	921	807
Pool # AX5546, 3.00%, 9/1/2046	1,237	1,093
Pool # AX5547, 3.50%, 9/1/2046	1,580	1,438
Pool # BM3744, 4.00%, 3/1/2047	7,104	6,734
Pool # BM1049, 4.00%, 4/1/2047	6,435	6,056
Pool # CA0411, 4.00%, 9/1/2047	4,759	4,510
Pool # CA0861, 3.50%, 11/1/2047	3,592	3,265
Pool # BJ1666, 4.00%, 12/1/2047	3,644	3,444
Pool # BM3477, 4.00%, 1/1/2048	3,504	3,295
Pool # CA1006, 4.00%, 1/1/2048	4,312	4,069
Pool # CA1361, 3.50%, 2/1/2048	3,079	2,799
Pool # BD9074, 3.50%, 3/1/2048	1,197	1,088
Pool # BJ4640, 4.00%, 3/1/2048	1,584	1,498
Pool # BD9078, 4.00%, 4/1/2048	2,162	2,031
Pool # BD9077, 3.50%, 5/1/2048	245	223
Pool # BD9083, 4.00%, 7/1/2048	2,307	2,169
Pool # CA2489, 4.50%, 10/1/2048	1,047	1,000
Pool # BN7416, 3.50%, 9/1/2049	2,258	2,050
Pool # BO1418, 3.50%, 9/1/2049	2,525	2,288
Pool # BO1427, 3.50%, 9/1/2049	2,276	2,062
Pool # CA4431, 3.50%, 10/1/2049	3,602	3,265
Pool # MA3803, 3.50%, 10/1/2049	1,765	1,610
Pool # FM2014, 3.00%, 11/1/2049	7,516	6,579
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BN0803, 3.50%, 12/1/2049	941	854
Pool # MA3872, 3.50%, 12/1/2049	1,731	1,568
Pool # BN0807, 3.50%, 1/1/2050	735	666
Pool # FM2437, 3.00%, 2/1/2050	9,690	8,454
Pool # CA6144, 2.50%, 6/1/2050	12,772	10,679
Pool # BP7345, 3.00%, 6/1/2050	11,873	10,304
Pool # CA6322, 2.50%, 7/1/2050	10,249	8,570
Pool # CA6361, 2.50%, 7/1/2050	5,759	4,846
Pool # BQ1645, 2.50%, 8/1/2050	6,638	5,550
Pool # BQ1911, 2.00%, 10/1/2050	4,480	3,620
Pool # BQ2999, 2.50%, 10/1/2050	6,837	5,739
Pool # BQ6118, 2.50%, 10/1/2050	7,306	6,108
Pool # CB5131, 5.00%, 11/1/2052	13,776	13,358
Pool # FS3421, 5.00%, 12/1/2052	6,765	6,563
Pool # FS5027, 4.00%, 2/1/2053	4,929	4,553
Pool # BU4029, 5.00%, 6/1/2053	13,932	13,510
FNMA, Other
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,199
Pool # AM7199, 3.30%, 11/1/2026	2,910	2,771
Pool # FN0040, 3.02%, 6/1/2027 (a)	2,070	1,939
Pool # AN6800, 2.97%, 9/1/2027	3,290	3,063
Pool # AN6825, 2.80%, 10/1/2027	3,872	3,579
Pool # AN9486, 3.57%, 6/1/2028	12,419	11,727
Pool # 405220, 6.00%, 9/1/2028	2	3
Pool # AN3908, 3.12%, 1/1/2029	7,754	7,164
Pool # BL1950, 3.47%, 3/1/2029	12,718	11,820
Pool # AN8493, 3.30%, 2/1/2030	4,627	4,186
Pool # BM5425, 3.15%, 3/1/2030 (a)	2,019	1,831
Pool # BL9023, 1.22%, 11/1/2030	20,475	16,234
Pool # BL4576, 2.70%, 10/1/2031	15,000	12,792
Pool # AN8412, 3.39%, 2/1/2033	4,329	3,918
Pool # AN8464, 3.33%, 3/1/2033	6,229	5,614
Pool # BS3202, 1.94%, 9/1/2033	4,810	3,817
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,458
Pool # BL3288, 2.52%, 9/1/2034	12,000	9,818
Pool # BL4331, 2.41%, 10/1/2034	15,494	12,609
Pool # BS2718, 1.95%, 8/1/2036	10,081	7,647
Pool # BL4215, 2.56%, 9/1/2036	6,905	5,453
Pool # BL7125, 2.04%, 6/1/2037	8,176	5,980
Pool # BF0617, 2.50%, 3/1/2062	5,473	4,388
GNMA I, 30 Year
Pool # 345391, 6.50%, 10/15/2023	—	—
Pool # 365740, 6.50%, 12/15/2023	—	—
Pool # 369830, 6.50%, 12/15/2023	—	—
Pool # 370289, 6.50%, 12/15/2023	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	157

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 354747, 6.50%, 2/15/2024	2	2
Pool # 362341, 6.50%, 2/15/2024	1	1
Pool # 370338, 6.50%, 2/15/2024	—	—
Pool # 391552, 7.00%, 3/15/2024	6	6
Pool # 401860, 7.50%, 6/15/2025	—	—
Pool # 377557, 8.00%, 7/15/2025	2	2
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	374	355
Pool # 626938, 4.00%, 4/15/2045	204	193
Pool # 784041, 4.00%, 8/15/2045	2,551	2,425
Pool # 784208, 4.00%, 7/15/2046	3,585	3,408
Pool # 784897, 2.50%, 10/15/2049	8,455	7,316
Pool # BU5359, 3.00%, 4/15/2050	10,170	9,039
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	3	3
Pool # 2344, 8.00%, 12/20/2026	5	5
Pool # 2512, 8.00%, 11/20/2027	17	17
Pool # CH2211, 3.50%, 9/20/2051	11,478	10,194
Total Mortgage-Backed Securities (Cost $564,166)		487,767
Collateralized Mortgage Obligations — 20.1%
FHLMC, REMIC
Series 2688, Class DG, 4.50%, 10/15/2023	—	—
Series 1785, Class A, 6.00%, 10/15/2023	5	5
Series 1591, Class E, 10.00%, 10/15/2023	—	—
Series 1633, Class Z, 6.50%, 12/15/2023	1	1
Series 1694, Class PK, 6.50%, 3/15/2024	3	3
Series 3798, Class AY, 3.50%, 1/15/2026	490	479
Series 3809, Class BC, 3.50%, 2/15/2026	415	405
Series 3188, Class GE, 6.00%, 7/15/2026	215	214
Series 3926, Class MW, 4.50%, 9/15/2026	1,301	1,278
Series 1999, Class PU, 7.00%, 10/15/2027	13	13
Series 2031, Class PG, 7.00%, 2/15/2028	33	34
Series 2035, Class PC, 6.95%, 3/15/2028	101	101
Series 2064, Class PD, 6.50%, 6/15/2028	68	69
Series 2095, Class PE, 6.00%, 11/15/2028	52	52
Series 4314, Class DY, 3.50%, 3/15/2029	1,405	1,338
Series 4336, Class YB, 3.00%, 5/15/2029	2,151	2,070
Series 2152, Class BD, 6.50%, 5/15/2029	21	21
Series 2162, Class TH, 6.00%, 6/15/2029	124	124
Series 3737, Class DG, 5.00%, 10/15/2030	307	303
Series 3981, Class PA, 3.00%, 4/15/2031	1,513	1,476
Series 2367, Class ME, 6.50%, 10/15/2031	129	131
Series 2647, Class A, 3.25%, 4/15/2032	43	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2480, Class EJ, 6.00%, 8/15/2032	157	157
Series 4156, Class SB, IF, 4.91%, 1/15/2033 (a)	604	483
Series 4170, Class TS, IF, 5.17%, 2/15/2033 (a)	3,868	2,753
Series 4186, Class JE, 2.00%, 3/15/2033	5,650	5,189
Series 4188, Class JG, 2.00%, 4/15/2033	3,563	3,271
Series 4206, Class DA, 2.00%, 5/15/2033	2,684	2,466
Series 2611, Class QZ, 5.00%, 5/15/2033	1,142	1,116
Series 2882, Class QD, 4.50%, 7/15/2034	39	38
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,566
Series 2915, Class MU, 5.00%, 1/15/2035	890	881
Series 5000, Class CB, 1.25%, 1/25/2035	4,580	3,932
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	4,968
Series 4458, Class BW, 3.00%, 4/15/2035	8,790	8,159
Series 3085, Class VS, IF, 7.51%, 12/15/2035 (a)	151	156
Series 3181, Class OP, PO, 7/15/2036	574	472
Series 4867, Class WF, 4.57%, 4/15/2037 (a)	4,129	3,989
Series 3413, Class B, 5.50%, 4/15/2037	225	223
Series 3325, Class JL, 5.50%, 6/15/2037	1,319	1,331
Series 3341, Class PE, 6.00%, 7/15/2037	942	967
Series 4365, Class HZ, 3.00%, 1/15/2040	3,417	3,104
Series 3699, Class QH, 5.50%, 7/15/2040	752	740
Series 3772, Class PE, 4.50%, 12/15/2040	3,442	3,345
Series 4047, Class PB, 3.50%, 1/15/2041	2,052	1,990
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	3,840
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,128
Series 4039, Class SA, IF, IO, 1.20%, 5/15/2042 (a)	2,652	239
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	2,947
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,760
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,135
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	2,861
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,566
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,415
Series 4594, Class GN, 2.50%, 2/15/2045	1,829	1,639
Series 4606, Class KP, 2.50%, 7/15/2046	10,963	9,421
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	5,639
Series 4974, Class PH, 1.50%, 6/25/2048	1,327	1,039
Series 4933, Class PA, 2.50%, 10/25/2049	6,121	5,074
Series 4925, Class PA, 3.00%, 10/25/2049	9,386	8,349
Series 5072, Class QC, 1.00%, 10/25/2050	7,729	5,859
Series 5190, Class PH, 2.50%, 2/25/2052	6,671	5,895
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS
Series 155, IO, 7.00%, 11/1/2023	—	—
Series 264, Class 30, 3.00%, 7/15/2042	3,204	2,874
Series 267, Class 30, 3.00%, 8/15/2042	1,860	1,663
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	967	991
Series T-56, Class A, PO, 5/25/2043	609	603
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	846	847
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	134	136
FNMA, REMIC
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-228, Class G, PO, 9/25/2023	—	—
Series 1993-155, Class PJ, 7.00%, 9/25/2023	—	—
Series 2003-128, Class DY, 4.50%, 1/25/2024	7	7
Series 1994-51, Class PV, 6.00%, 3/25/2024	22	22
Series 1994-37, Class L, 6.50%, 3/25/2024	5	5
Series 2010-117, Class DY, 4.50%, 10/25/2025	1,472	1,450
Series 2010-155, Class B, 3.50%, 1/25/2026	783	763
Series 1998-58, Class PC, 6.50%, 10/25/2028	144	145
Series 2000-8, Class Z, 7.50%, 2/20/2030	63	65
Series 2002-92, Class FB, 6.05%, 4/25/2030 (a)	156	156
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	97	11
Series 2003-67, Class SA, IF, 10.39%, 10/25/2031 (a)	21	23
Series 2011-145, Class PB, 3.50%, 1/25/2032	8,076	7,685
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	5,294
Series 2013-50, Class YO, PO, 1/25/2033	1,897	1,476
Series 2003-21, Class PZ, 4.50%, 3/25/2033	746	714
Series 2013-106, Class PY, 3.00%, 10/25/2033	4,040	3,766
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,403
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,488
Series 2004-46, Class QD, IF, 2.39%, 3/25/2034 (a)	107	98
Series 2004-54, Class FL, 5.80%, 7/25/2034 (a)	304	303
Series 2015-11, Class AQ, 3.00%, 3/25/2035	5,299	4,879
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,486	1,468
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,684
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,143
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-3, Class SB, IF, IO, 1.30%, 7/25/2035 (a)	373	4
Series 2015-51, Class LY, 3.00%, 7/25/2035	3,424	3,175
Series 2005-58, Class EP, 5.50%, 7/25/2035	126	126
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,367	4,970
Series 2005-83, Class LA, 5.50%, 10/25/2035	212	213
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,515
Series 2005-116, Class PC, 6.00%, 1/25/2036	835	837
Series 2006-51, Class FP, 5.75%, 3/25/2036 (a)	1,075	1,066
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,100
Series 2006-81, Class FA, 5.75%, 9/25/2036 (a)	18	18
Series 2006-110, PO, 11/25/2036	196	161
Series 2007-76, Class PE, 6.00%, 8/25/2037	562	578
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,371	1,359
Series 2010-68, Class EP, 4.50%, 12/25/2039	34	33
Series 2010-11, Class CB, 4.50%, 2/25/2040	91	87
Series 2010-4, Class SL, IF, 10.08%, 2/25/2040 (a)	46	35
Series 2012-115, Class ME, 1.75%, 3/25/2042	1,859	1,668
Series 2012-60, Class EP, 3.00%, 4/25/2042	865	794
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	4,901
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,589
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,776	2,555
Series 2013-128, Class AO, PO, 12/25/2043	4,303	3,287
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	10,519
Series 2016-45, Class PC, 3.00%, 9/25/2045	5,536	4,971
Series 2016-38, Class NA, 3.00%, 1/25/2046	6,426	5,775
Series 2019-71, Class CA, 2.50%, 7/25/2046	11,798	10,572
Series 2019-38, Class PC, 3.00%, 2/25/2048	5,679	5,154
Series 2019-65, Class PA, 2.50%, 5/25/2048	6,472	5,731
Series 2019-34, Class WA, 3.50%, 8/25/2048	6,069	5,626
Series 2019-42, Class KA, 3.00%, 7/25/2049	9,953	8,759
Series 2019-81, Class JA, 2.50%, 9/25/2049	9,936	8,402
Series 2019-77, Class ZL, 3.00%, 1/25/2050	21,311	18,522
Series 2020-12, Class JC, 2.00%, 3/25/2050	20,088	16,524
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	36	36
Series 2002-W7, Class A4, 6.00%, 6/25/2029	445	430
Series 2003-W1, Class 1A1, 4.80%, 12/25/2042 (a)	284	268
Series 2003-W1, Class 2A, 5.21%, 12/25/2042 (a)	160	152
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	159

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	917	936
Series 2009-W1, Class A, 6.00%, 12/25/2049	258	258
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	18	18
FNMA, STRIPS
Series 278, Class 3, 3.62%, 11/25/2023 (a)	2	2
Series 278, Class 1, 3.43%, 8/25/2025 (a)	22	21
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	903	898
Series 2008-15, Class NB, 4.50%, 2/20/2038	200	195
Series 2008-40, Class SA, IF, IO, 0.97%, 5/16/2038 (a)	1,198	58
Series 2009-42, Class TX, 4.50%, 6/20/2039	3,239	3,164
Series 2009-69, Class WM, 5.50%, 8/20/2039	873	863
Series 2011-29, Class Z, 5.00%, 5/20/2040	13,119	12,846
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,118
Series 2019-123, Class MA, 3.00%, 10/20/2049	11,085	9,690
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,523	1,424
Series 2020-1, Class M55G, 3.00%, 8/25/2059	13,377	12,051
Total Collateralized Mortgage Obligations (Cost $420,097)		372,475
Commercial Mortgage-Backed Securities — 9.0%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,158
Series K087, Class A1, 3.59%, 10/25/2027	4,424	4,274
Series W5FX, Class AFX, 3.34%, 4/25/2028 (a)	3,436	3,206
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,540
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,260
Series K158, Class A1, 3.90%, 7/25/2030	8,549	8,309
Series K-1511, Class A1, 3.28%, 10/25/2030	8,909	8,383
Series K149, Class A2, 3.53%, 8/25/2032	6,000	5,444
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	8,918
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,509
Series Q007, Class APT2, 3.37%, 10/25/2047 (a)	2,070	2,008
Series Q013, Class APT2, 1.17%, 5/25/2050 (a)	9,781	8,651
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	4,473	4,152
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-M4, Class A2, 2.64%, 12/25/2026 (a)	4,495	4,190
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	3,716	3,498
Series 2018-M4, Class A2, 3.17%, 3/25/2028 (a)	11,440	10,672
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (a)	9,005	8,476
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (a)	9,334	8,856
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,526	7,945
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (a)	4,800	4,457
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,599
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,917	13,470
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	11,436
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	8,205	7,284
Total Commercial Mortgage-Backed Securities (Cost $190,240)		166,695
U.S. Government Agency Securities — 3.3%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	10,254
3.33%, 4/28/2037	15,000	13,109
FNMA 6.25%, 5/15/2029	10,000	10,955
Resolution Funding Corp. STRIPS
DN, 24.54%, 4/15/2028 (b)	15,000	12,176
DN, 6.47%, 1/15/2030 (b)	15,700	11,664
DN, 23.59%, 4/15/2030 (b)	5,000	3,673
Total U.S. Government Agency Securities (Cost $64,040)		61,831
Asset-Backed Securities — 1.4%
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027(Cost $28,893)	28,821	26,648
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (c) (d) (Cost $55,606)	55,606	55,606
Total Investments — 99.8% (Cost $2,078,902)		1,848,768
Other Assets Less Liabilities — 0.2%		3,028
NET ASSETS — 100.0%		1,851,796

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2023.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2023.

(b)	The rate shown is the effective yield as of August 31, 2023.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	161

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 85.6%
Aerospace & Defense — 1.0%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	538	538
7.88%, 4/15/2027 (a)	13,201	13,167
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	5,876	5,347
4.13%, 4/15/2029 (a)	8,074	7,185
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	4,996	4,934
9.38%, 11/30/2029 (a)	4,679	4,876
TransDigm, Inc. 6.25%, 3/15/2026 (a)	10,727	10,625
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	3,106	3,127
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (b)	3,987	159
9.00%, 11/15/2026 (a) (b)	17,835	1,694
13.13%, 11/15/2027 (a) (b)	4,215	169
		51,821
Automobile Components — 4.1%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	11,672	11,241
7.00%, 4/15/2028 (a)	6,551	6,619
8.25%, 4/15/2031 (a)	7,863	8,061
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	17,039	16,457
3.75%, 1/30/2031 (a)	675	564
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,743	2,668
6.50%, 4/1/2027	8,150	7,724
6.88%, 7/1/2028	9,316	8,545
5.00%, 10/1/2029	6,600	5,434
Clarios Global LP
6.75%, 5/15/2025 (a)	17,398	17,391
6.25%, 5/15/2026 (a)	434	430
8.50%, 5/15/2027 (a)	15,510	15,666
6.75%, 5/15/2028 (a)	5,566	5,551
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	53,067	53,902
10.63% (PIK), 5/15/2027 (a) (c)	31,666	19,887
Dana, Inc.
5.38%, 11/15/2027	7,835	7,412
5.63%, 6/15/2028	668	629
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	10,268	8,852
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	3,091	2,743
5.25%, 4/30/2031	3,059	2,683
5.25%, 7/15/2031	4,375	3,768
		206,227
Automobiles — 0.2%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	9,101	8,761
Banks — 0.7%
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (d) (e) (f)	12,177	11,969
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (d) (e) (f) (g)	6,252	6,252
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (d) (e) (f) (g)	5,787	5,667
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (d) (e) (f)	2,725	2,627
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (e) (f)	9,565	9,411
		35,926
Beverages — 0.2%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	9,903	8,418
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	7,800	3,744
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	7,155	6,277
		10,021
Broadline Retail — 0.6%
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	172	150
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	20,540	19,522
Nordstrom, Inc. 4.38%, 4/1/2030	221	177
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	13,662	8,881
9.75%, 10/1/2027 (a)	2,389	2,365
		31,095
Building Products — 1.9%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	9,074	7,715
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
6.38%, 6/15/2032 (a)	6,282	6,125
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	17,760	17,483
Griffon Corp. 5.75%, 3/1/2028	14,980	13,961
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	16,106	14,334
Masonite International Corp. 5.38%, 2/1/2028 (a)	2,179	2,065
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	5,642	4,782
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,908	3,626
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	5,570	5,280
4.75%, 1/15/2028 (a)	20,055	18,471
3.38%, 1/15/2031 (a)	3,073	2,450
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,778	1,666
		97,958
Capital Markets — 0.0% ^
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,542	1,134
3.63%, 10/1/2031 (a)	1,959	1,319
		2,453
Chemicals — 2.5%
Avient Corp. 7.13%, 8/1/2030 (a)	3,354	3,351
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	10,023	9,432
3.38%, 2/15/2029 (a)	7,827	6,638
Chemours Co. (The)
5.75%, 11/15/2028 (a)	13,012	11,689
4.63%, 11/15/2029 (a)	7,755	6,447
CVR Partners LP 6.13%, 6/15/2028 (a)	4,512	4,039
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,018	6,170
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,683	1,611
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,500	1,372
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	1,682	1,601
5.25%, 6/1/2027 (a)	18,576	16,515
4.25%, 5/15/2029 (a)	3,907	3,174
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,376	3,198
4.50%, 10/15/2029	11,307	9,456
4.00%, 4/1/2031	10,236	8,045
4.38%, 2/1/2032	5,788	4,583
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	14,059	13,097
5.13%, 4/1/2029 (a)	7,239	3,911
Venator Finance SARL 9.50%, 7/1/2025 (a) (b)	6,750	5,366
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	7,204	6,719
5.63%, 8/15/2029 (a)	2,613	2,210
		128,624
Commercial Services & Supplies — 3.0%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,045	11,145
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	8,034	7,012
4.88%, 7/15/2032 (a)	10,447	9,012
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	2,139	2,035
4.63%, 6/1/2028 (a)	9,260	7,844
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	4,934	4,243
4.75%, 10/15/2029 (a)	3,913	3,546
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	10,355	9,660
Brink's Co. (The) 4.63%, 10/15/2027 (a)	14,878	13,835
CoreCivic, Inc. 8.25%, 4/15/2026	9,068	9,104
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	8,005	7,405
9.50%, 11/1/2027 (a)	685	663
6.00%, 6/1/2029 (a)	7,555	6,155
GEO Group, Inc. (The) 10.50%, 6/30/2028	3,800	3,801
GFL Environmental, Inc. (Canada)
4.00%, 8/1/2028 (a)	6,802	6,072
4.75%, 6/15/2029 (a)	12,135	10,993
4.38%, 8/15/2029 (a)	3,940	3,485
Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	5,978
Madison IAQ LLC
4.13%, 6/30/2028 (a)	3,356	2,969
5.88%, 6/30/2029 (a)	12,461	10,492
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,513	6,392
3.38%, 8/31/2027 (a)	5,464	4,860
Stericycle, Inc. 3.88%, 1/15/2029 (a)	5,766	5,020
		151,721
Communications Equipment — 0.9%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	2,533	2,319
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	163

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — continued
5.00%, 3/15/2027 (a)	5,820	3,236
CommScope, Inc.
6.00%, 3/1/2026 (a)	14,311	13,005
8.25%, 3/1/2027 (a)	13,650	9,043
7.13%, 7/1/2028 (a)	3,294	1,835
4.75%, 9/1/2029 (a)	19,054	14,160
		43,598
Construction & Engineering — 0.7%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,056	8,086
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,383	5,361
7.50%, 4/15/2032 (a)	4,780	4,161
MasTec, Inc. 4.50%, 8/15/2028 (a)	13,701	12,501
Pike Corp. 5.50%, 9/1/2028 (a)	7,639	6,874
		36,983
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	2,410	2,467
Consumer Finance — 3.5%
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	3,125	3,008
5.13%, 6/16/2025	23,295	22,678
3.38%, 11/13/2025	8,600	8,018
4.39%, 1/8/2026	14,412	13,621
6.95%, 3/6/2026	3,018	3,025
(SOFR + 2.95%), 8.32%, 3/6/2026 (f)	2,800	2,807
6.95%, 6/10/2026	4,083	4,088
4.54%, 8/1/2026	21,748	20,499
4.27%, 1/9/2027	15,023	13,890
4.13%, 8/17/2027	14,710	13,347
3.82%, 11/2/2027	14,177	12,612
2.90%, 2/16/2028	4,975	4,246
6.80%, 5/12/2028	4,661	4,659
2.90%, 2/10/2029	9,765	8,059
7.20%, 6/10/2030	2,281	2,317
4.00%, 11/13/2030	5,768	4,881
ILFC E-Capital Trust II 7.31%, 12/21/2065 (a) (h)	21,298	15,690
OneMain Finance Corp.
6.88%, 3/15/2025	3,103	3,087
7.13%, 3/15/2026	11,161	10,980
3.50%, 1/15/2027	2,929	2,549
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
6.63%, 1/15/2028	795	743
4.00%, 9/15/2030	1,567	1,220
		176,024
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	600	558
4.63%, 1/15/2027 (a)	4,585	4,330
5.88%, 2/15/2028 (a)	535	519
3.50%, 3/15/2029 (a)	13,375	11,570
4.88%, 2/15/2030 (a)	4,985	4,574
New Albertsons LP
7.75%, 6/15/2026	2,278	2,303
6.63%, 6/1/2028	1,704	1,602
7.45%, 8/1/2029	3,130	3,208
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	9,548	9,194
4.25%, 8/1/2029 (a)	10,818	9,520
Rite Aid Corp.
7.50%, 7/1/2025 (a)	10,299	6,489
8.00%, 11/15/2026 (a)	22,540	14,313
US Foods, Inc.
4.75%, 2/15/2029 (a)	1,200	1,095
4.63%, 6/1/2030 (a)	4,670	4,151
		73,426
Containers & Packaging — 2.1%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	311	303
Ardagh Packaging Finance plc 5.25%, 8/15/2027 (a)	31,800	27,245
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,888	3,391
LABL, Inc.
6.75%, 7/15/2026 (a)	15,305	14,960
10.50%, 7/15/2027 (a)	637	610
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	29,980	29,523
9.25%, 4/15/2027 (a)	11,519	10,437
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,735	3,692
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	7,372	6,630
TriMas Corp. 4.13%, 4/15/2029 (a)	5,856	5,109
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (i)	2,503	2,361
8.50%, 8/15/2027 (a) (i)	4,412	4,205
		108,466
Distributors — 0.2%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	4,730	4,282
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	2,333	2,362
7.75%, 3/15/2031 (a)	4,109	4,250
		10,894
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	820	840
3.38%, 8/15/2030	2,640	2,180
		3,020
Diversified REITs — 1.1%
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	15,902
5.75%, 2/1/2027 (a)	25,144	24,643
3.75%, 2/15/2027 (a)	7,841	7,198
3.88%, 2/15/2029 (a)	6,328	5,587
4.63%, 12/1/2029 (a)	4,491	4,057
		57,387
Diversified Telecommunication Services — 7.7%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	10,509	5,702
6.00%, 2/15/2028 (a)	3,390	1,496
Altice France SA (France)
5.50%, 1/15/2028 (a)	230	172
5.13%, 7/15/2029 (a)	12,057	8,523
5.50%, 10/15/2029 (a)	5,724	4,135
CCO Holdings LLC
5.13%, 5/1/2027 (a)	49,394	46,435
5.00%, 2/1/2028 (a)	42,771	39,413
5.38%, 6/1/2029 (a)	11,545	10,508
4.75%, 3/1/2030 (a)	50,732	43,619
4.50%, 8/15/2030 (a)	17,186	14,457
4.25%, 2/1/2031 (a)	27,713	22,733
4.75%, 2/1/2032 (a)	2,881	2,384
4.25%, 1/15/2034 (a)	7,735	5,923
Embarq Corp. 8.00%, 6/1/2036	11,178	6,809
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
ESC Co., Escrow
8.50%, 10/15/2024 ‡ (b)	40,649	4
9.75%, 7/15/2025 ‡ (b)	8,659	1
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	742	676
5.00%, 5/1/2028 (a)	19,568	16,767
6.75%, 5/1/2029 (a)	2,106	1,634
5.88%, 11/1/2029	1,670	1,237
6.00%, 1/15/2030 (a)	1,671	1,234
8.75%, 5/15/2030 (a)	6,454	6,273
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	56,159	51,493
Intelsat Jackson Holdings SA, Escrow (Luxembourg) 5.50%, 8/1/2023 ‡ (b)	29,162	3
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	6,634	4,989
4.25%, 7/1/2028 (a)	9,435	6,186
3.63%, 1/15/2029 (a)	4,796	2,856
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	30,064	15,574
4.00%, 2/15/2027 (a)	28,678	18,073
Series G, 6.88%, 1/15/2028	3,893	1,668
4.50%, 1/15/2029 (a)	3,305	1,091
5.38%, 6/15/2029 (a)	6,750	2,027
Sprint Capital Corp. 8.75%, 3/15/2032	24,118	28,745
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	2,364	2,077
6.00%, 9/30/2034	1,580	1,324
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	14,207	11,996
		388,237
Electric Utilities — 0.6%
NRG Energy, Inc.
5.75%, 1/15/2028	4,999	4,729
3.38%, 2/15/2029 (a)	5,229	4,310
5.25%, 6/15/2029 (a)	5,360	4,825
3.88%, 2/15/2032 (a)	4,475	3,462
7.00%, 3/15/2033 (a)	3,490	3,470
PG&E Corp. 5.00%, 7/1/2028	7,490	6,890
Vistra Operations Co. LLC 4.38%, 5/1/2029 (a)	509	449
		28,135
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	165

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — 0.7%
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	3,650	3,630
6.05%, 4/15/2028 (a)	7,435	7,356
6.30%, 2/15/2030 (a)	3,154	3,140
6.40%, 4/15/2033 (a)	4,412	4,371
Sensata Technologies BV
4.00%, 4/15/2029 (a)	16,864	14,812
5.88%, 9/1/2030 (a)	2,730	2,583
		35,892
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC 4.25%, 4/1/2028	5,750	5,315
Coherent Corp. 5.00%, 12/15/2029 (a)	20,897	18,560
		23,875
Energy Equipment & Services — 0.9%
Archrock Partners LP
6.88%, 4/1/2027 (a)	5,032	4,947
6.25%, 4/1/2028 (a)	3,035	2,897
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,050	2,934
Nabors Industries, Inc. 5.75%, 2/1/2025	7,105	6,973
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	9,130	9,050
6.88%, 1/15/2029 (a)	1,673	1,590
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	8,830	8,775
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,525	1,567
Transocean, Inc. 8.75%, 2/15/2030 (a)	2,403	2,459
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,214	3,274
		44,466
Entertainment — 1.3%
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (a) (c)	4,465	3,098
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	2,829	2,857
5.25%, 7/15/2028 (a)	3,840	3,411
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	7,470	7,338
5.63%, 3/15/2026 (a)	10,421	10,108
6.50%, 5/15/2027 (a)	15,873	15,885
4.75%, 10/15/2027 (a)	19,243	17,927
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	5,640	4,890
		65,514
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — 0.6%
Block, Inc.
2.75%, 6/1/2026	3,255	2,960
3.50%, 6/1/2031	3,467	2,843
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	5,458	4,946
5.13%, 12/15/2030 (a)	6,022	5,101
5.75%, 11/15/2031 (a)	6,960	6,007
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	4,259	3,785
3.63%, 3/1/2029 (a)	5,361	4,563
4.00%, 10/15/2033 (a)	755	597
		30,802
Food Products — 0.6%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	8,980	7,897
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	615	590
5.50%, 12/15/2029 (a)	13,677	12,652
4.63%, 4/15/2030 (a)	11,271	9,986
		31,125
Gas Utilities — 0.2%
AmeriGas Partners LP
5.88%, 8/20/2026	3,312	3,142
5.75%, 5/20/2027	2,153	1,991
9.38%, 6/1/2028 (a)	3,599	3,689
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	2,992	2,633
		11,455
Ground Transportation — 1.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	7,187	6,861
4.75%, 4/1/2028 (a)	7,200	6,548
5.38%, 3/1/2029 (a)	9,802	9,010
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	6,800	6,749
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	5,228	4,733
5.00%, 12/1/2029 (a)	14,326	11,779
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 (b)	6,563	197
7.13%, 8/1/2026 (b)	22,954	1,951
6.00%, 1/15/2028 (b)	20,858	1,669
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,326	2,109
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	6,173	6,303
4.50%, 8/15/2029 (a)	6,820	6,244
XPO, Inc. 6.25%, 6/1/2028 (a)	4,940	4,841
		68,994
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	13,561	12,588
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,027	3,498
Medline Borrower LP
3.88%, 4/1/2029 (a)	20,461	17,862
5.25%, 10/1/2029 (a)	10,764	9,559
		43,507
Health Care Providers & Services — 5.0%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	1,918	1,668
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	11,080	10,497
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,184	5,302
Centene Corp. 4.63%, 12/15/2029	26,793	24,636
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	18,785	18,337
5.63%, 3/15/2027 (a)	4,200	3,696
6.00%, 1/15/2029 (a)	4,760	3,986
6.13%, 4/1/2030 (a)	4,112	2,366
5.25%, 5/15/2030 (a)	12,817	10,108
4.75%, 2/15/2031 (a)	4,570	3,405
DaVita, Inc.
4.63%, 6/1/2030 (a)	10,665	9,148
3.75%, 2/15/2031 (a)	21,396	17,039
Encompass Health Corp.
4.50%, 2/1/2028	20,881	19,396
4.75%, 2/1/2030	4,275	3,894
4.63%, 4/1/2031	3,642	3,194
Envision Healthcare Corp. 8.75%, 10/15/2026 (a) (b)	10,925	314
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	12,075	8,342
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	10,359	8,779
6.63%, 4/1/2030 (a)	4,253	3,869
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	6,010	2,359
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	4,181	3,220
Tenet Healthcare Corp.
4.88%, 1/1/2026	39,021	37,826
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
6.25%, 2/1/2027	14,135	13,919
5.13%, 11/1/2027	26,576	25,269
6.13%, 6/15/2030	7,015	6,798
6.75%, 5/15/2031 (a)	8,621	8,578
		255,945
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	4,144	4,003
5.00%, 5/15/2027 (a)	4,561	4,390
6.50%, 5/15/2030 (a)	1,596	1,605
		9,998
Hotel & Resort REITs — 0.7%
RHP Hotel Properties LP
4.75%, 10/15/2027	20,451	19,014
7.25%, 7/15/2028 (a)	2,119	2,129
4.50%, 2/15/2029 (a)	14,093	12,371
		33,514
Hotels, Restaurants & Leisure — 4.6%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	18,096	15,330
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	7,397	6,676
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	21,425	21,259
8.13%, 7/1/2027 (a)	7,508	7,623
4.63%, 10/15/2029 (a)	4,312	3,774
Carnival Corp.
5.75%, 3/1/2027 (a)	10,009	9,420
9.88%, 8/1/2027 (a)	600	634
4.00%, 8/1/2028 (a)	6,020	5,387
6.00%, 5/1/2029 (a)	3,114	2,812
7.00%, 8/15/2029 (a)	2,865	2,907
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	6,113	6,648
Cedar Fair LP
5.38%, 4/15/2027	2,245	2,122
5.25%, 7/15/2029	8,310	7,480
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,937	1,901
3.75%, 5/1/2029 (a)	1,422	1,253
4.88%, 1/15/2030	5,520	5,150
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	5,272	5,081
International Game Technology plc 6.50%, 2/15/2025 (a)	530	530
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	167

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	8,221	6,947
MGM Resorts International
6.75%, 5/1/2025	2,205	2,209
5.75%, 6/15/2025	1,291	1,273
4.63%, 9/1/2026	14,278	13,448
5.50%, 4/15/2027	3,310	3,162
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	2,247	2,373
11.63%, 8/15/2027 (a)	10,188	11,101
8.25%, 1/15/2029 (a)	5,292	5,512
9.25%, 1/15/2029 (a)	5,307	5,656
7.25%, 1/15/2030 (a)	4,366	4,432
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	1,712	1,611
7.25%, 5/15/2031 (a)	5,220	5,006
Station Casinos LLC 4.50%, 2/15/2028 (a)	17,517	15,678
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	13,811	13,763
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	15,809	15,617
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	11,245	10,067
Yum! Brands, Inc.
3.63%, 3/15/2031	4,515	3,829
4.63%, 1/31/2032	4,158	3,720
		231,391
Household Durables — 0.9%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	13,019	12,599
Newell Brands, Inc.
4.70%, 4/1/2026 (i)	12,947	12,405
6.38%, 9/15/2027	4,876	4,777
6.63%, 9/15/2029	1,406	1,391
5.87%, 4/1/2036 (i)	1,985	1,764
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	11,197	9,618
3.88%, 10/15/2031 (a)	5,746	4,618
		47,172
Household Products — 1.2%
Central Garden & Pet Co.
4.13%, 10/15/2030	11,446	9,851
4.13%, 4/30/2031 (a)	775	658
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,445	3,328
4.75%, 6/15/2028 (a)	18,296	16,155
4.38%, 3/31/2029 (a)	15,280	13,087
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Products — continued
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	4,874	4,470
5.50%, 7/15/2030 (a)	14,429	13,422
3.88%, 3/15/2031 (a)	2,802	2,348
		63,319
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	2,800	2,747
4.63%, 2/1/2029 (a)	2,354	2,046
5.00%, 2/1/2031 (a)	835	707
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (d) (e) (f)	6,765	6,261
		11,761
IT Services — 0.6%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	7,045	6,112
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,288	4,600
6.13%, 12/1/2028 (a)	1,874	1,607
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	3,231	2,934
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,830	8,112
Gartner, Inc.
4.50%, 7/1/2028 (a)	171	159
3.63%, 6/15/2029 (a)	4,925	4,326
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,790	4,478
		32,328
Leisure Products — 0.3%
Mattel, Inc. 5.88%, 12/15/2027 (a)	3,462	3,396
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	12,339	10,284
		13,680
Life Sciences Tools & Services — 0.1%
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	5,944	5,929
Machinery — 0.5%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,017	2,679
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	3,928	4,025
9.50%, 1/1/2031 (a)	1,045	1,125
Hillenbrand, Inc. 5.00%, 9/15/2026 (i)	1,165	1,133
Terex Corp. 5.00%, 5/15/2029 (a)	7,660	7,033
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,355	5,449
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,435	4,611
		26,055
Media — 8.7%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	253	206
5.75%, 8/15/2029 (a)	7,683	6,086
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	32,380	291
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	18,249	16,345
7.75%, 4/15/2028 (a)	9,050	7,118
7.50%, 6/1/2029 (a)	13,887	10,350
CSC Holdings LLC
5.38%, 2/1/2028 (a)	15,437	12,655
7.50%, 4/1/2028 (a)	4,524	2,876
11.25%, 5/15/2028 (a)	3,256	3,211
6.50%, 2/1/2029 (a)	14,520	12,003
5.75%, 1/15/2030 (a)	10,928	6,043
4.50%, 11/15/2031 (a)	8,500	6,044
Diamond Sports Group LLC 5.38%, 8/15/2026 (a) (b)	8,271	195
Directv Financing LLC 5.88%, 8/15/2027 (a)	7,979	7,071
DISH DBS Corp.
5.88%, 11/15/2024	57,863	53,819
7.75%, 7/1/2026	24,568	18,374
5.25%, 12/1/2026 (a)	28,560	24,074
5.75%, 12/1/2028 (a)	4,747	3,685
DISH Network Corp. 11.75%, 11/15/2027 (a)	22,683	23,015
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	3,128	2,683
GCI LLC 4.75%, 10/15/2028 (a)	16,567	14,372
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	4,427	3,091
Gray Television, Inc.
7.00%, 5/15/2027 (a)	17,023	15,279
4.75%, 10/15/2030 (a)	1,316	919
iHeartCommunications, Inc.
6.38%, 5/1/2026	11,597	10,119
8.38%, 5/1/2027	19,437	13,459
5.25%, 8/15/2027 (a)	9,970	7,884
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	693
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,710	5,068
Midcontinent Communications 5.38%, 8/15/2027 (a)	5,463	5,169
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
News Corp.
3.88%, 5/15/2029 (a)	7,241	6,359
5.13%, 2/15/2032 (a)	2,220	2,009
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	29,424	27,657
4.75%, 11/1/2028 (a)	13,536	11,874
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	4,906	3,964
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	15,150	14,007
4.00%, 7/15/2028 (a)	9,466	8,197
5.50%, 7/1/2029 (a)	40,064	36,068
4.13%, 7/1/2030 (a)	2,132	1,738
Stagwell Global LLC 5.63%, 8/15/2029 (a)	10,096	8,432
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	1,785	1,728
8.00%, 8/15/2028 (a)	5,071	5,068
4.50%, 5/1/2029 (a)	2,958	2,546
7.38%, 6/30/2030 (a)	7,093	6,865
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	1,890	1,682
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	12,398	11,871
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	258
		442,520
Metals & Mining — 1.2%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	6,842	6,609
6.13%, 5/15/2028 (a)	4,505	4,453
ATI, Inc.
5.88%, 12/1/2027	7,169	6,972
4.88%, 10/1/2029	3,082	2,782
7.25%, 8/15/2030	4,064	4,100
5.13%, 10/1/2031	2,310	2,049
Big River Steel LLC 6.63%, 1/31/2029 (a)	9,200	9,146
Carpenter Technology Corp.
6.38%, 7/15/2028	6,581	6,430
7.63%, 3/15/2030	1,513	1,531
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	8,550	7,581
6.75%, 4/15/2030 (a)	4,119	3,927
Novelis Corp.
4.75%, 1/30/2030 (a)	5,002	4,476
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	169

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
3.88%, 8/15/2031 (a)	1,689	1,398
United States Steel Corp. 6.88%, 3/1/2029	764	761
		62,215
Oil, Gas & Consumable Fuels — 9.0%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	9,623	9,790
5.75%, 3/1/2027 (a)	5,785	5,607
5.75%, 1/15/2028 (a)	8,649	8,282
Antero Resources Corp.
8.38%, 7/15/2026 (a)	4,943	5,128
7.63%, 2/1/2029 (a)	3,522	3,609
5.38%, 3/1/2030 (a)	3,087	2,886
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (a)	5,412	5,380
Baytex Energy Corp. (Canada)
8.75%, 4/1/2027 (a)	9,349	9,568
8.50%, 4/30/2030 (a)	8,900	9,024
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	4,070	4,082
Buckeye Partners LP
4.13%, 3/1/2025 (a)	2,835	2,730
4.13%, 12/1/2027	2,953	2,685
4.50%, 3/1/2028 (a)	6,011	5,455
California Resources Corp. 7.13%, 2/1/2026 (a)	9,224	9,248
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,208	4,902
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	2,529	2,469
6.75%, 4/15/2029 (a)	14,429	14,324
Chord Energy Corp. 6.38%, 6/1/2026 (a)	10,555	10,403
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	9,249	9,527
8.75%, 7/1/2031 (a)	5,780	5,982
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,540	1,329
CNX Resources Corp.
6.00%, 1/15/2029 (a)	2,964	2,823
7.38%, 1/15/2031 (a)	3,105	3,099
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	17,183	16,078
5.88%, 1/15/2030 (a)	4,331	3,825
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	8,926	9,131
Crestwood Midstream Partners LP
5.75%, 4/1/2025	9,094	9,017
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
8.00%, 4/1/2029 (a)	9,781	10,107
7.38%, 2/1/2031 (a)	2,745	2,828
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	6,836	6,056
4.38%, 6/15/2031 (a)	2,702	2,339
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	12,192	11,560
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	4,381	4,392
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 9.62%, 10/10/2023 (d) (e) (f)	7,226	6,413
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	1,397	1,384
4.13%, 12/1/2026	1,555	1,460
7.50%, 6/1/2027 (a)	4,060	4,098
6.50%, 7/1/2027 (a)	5,805	5,768
4.50%, 1/15/2029 (a)	7,448	6,767
7.50%, 6/1/2030 (a)	2,783	2,854
4.75%, 1/15/2031 (a)	7,773	6,869
Genesis Energy LP
6.25%, 5/15/2026	5,665	5,491
8.00%, 1/15/2027	2,335	2,302
7.75%, 2/1/2028	3,581	3,485
8.88%, 4/15/2030	3,930	3,914
Gulfport Energy Corp.
8.00%, 5/17/2026	4,317	4,385
8.00%, 5/17/2026 (a)	9,001	9,141
Gulfport Energy Operating Corp., Escrow
6.00%, 10/15/2024 (b)	10,250	6
6.38%, 5/15/2025 (b)	1,796	1
6.38%, 1/15/2026 (b)	8,845	6
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	5,470	5,353
4.25%, 2/15/2030 (a)	4,767	4,191
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	1,263	1,218
5.75%, 2/1/2029 (a)	1,155	1,071
6.00%, 4/15/2030 (a)	2,773	2,578
6.25%, 4/15/2032 (a)	2,307	2,117
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	5,425	5,089
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	5,435	5,628
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	2,624	2,541
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,216	3,202
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
NuStar Logistics LP
5.75%, 10/1/2025	1,017	997
6.00%, 6/1/2026	2,880	2,823
5.63%, 4/28/2027	7,643	7,416
Occidental Petroleum Corp.
8.50%, 7/15/2027	1,167	1,261
6.38%, 9/1/2028	2,710	2,756
8.88%, 7/15/2030	9,323	10,688
6.63%, 9/1/2030	4,677	4,828
6.13%, 1/1/2031	2,471	2,490
Range Resources Corp.
8.25%, 1/15/2029	9,737	10,109
4.75%, 2/15/2030 (a)	6,838	6,175
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	5,000	4,716
SM Energy Co.
5.63%, 6/1/2025	1,345	1,325
6.75%, 9/15/2026	3,270	3,256
6.63%, 1/15/2027	4,338	4,284
6.50%, 7/15/2028	1,862	1,820
Southwestern Energy Co.
8.38%, 9/15/2028	6,200	6,453
5.38%, 2/1/2029	1,771	1,680
5.38%, 3/15/2030	7,166	6,709
4.75%, 2/1/2032	1,043	924
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (a) (i)	4,521	4,363
Sunoco LP
4.50%, 5/15/2029	1,573	1,423
4.50%, 4/30/2030	10,598	9,449
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	15,984	16,081
6.00%, 3/1/2027 (a)	1,615	1,548
6.00%, 12/31/2030 (a)	4,735	4,236
6.00%, 9/1/2031 (a)	7,682	6,823
Targa Resources Partners LP
6.88%, 1/15/2029	1,469	1,489
5.50%, 3/1/2030	1,860	1,783
4.88%, 2/1/2031	7,082	6,505
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	10,331	10,421
		455,828
Paper & Forest Products — 0.1%
Glatfelter Corp. 4.75%, 11/15/2029 (a)	4,045	2,826
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Passenger Airlines — 0.9%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	14,069	13,805
5.75%, 4/20/2029 (a)	17,255	16,503
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	5,323	5,304
United Airlines, Inc. 4.38%, 4/15/2026 (a)	8,396	7,913
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	3,347	3,089
		46,614
Personal Care Products — 0.5%
Coty, Inc.
5.00%, 4/15/2026 (a)	5,944	5,714
4.75%, 1/15/2029 (a)	4,115	3,771
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	9,855	9,288
4.13%, 4/1/2029 (a)	4,332	3,754
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	2,516	2,378
		24,905
Pharmaceuticals — 3.8%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	37,024	33,536
8.50%, 1/31/2027 (a)	4,545	2,528
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	40,947	36,875
9.00%, 12/15/2025 (a)	34,921	31,954
5.00%, 1/30/2028 (a)	5,505	2,392
4.88%, 6/1/2028 (a)	12,880	7,643
5.00%, 2/15/2029 (a)	10,285	4,268
6.25%, 2/15/2029 (a)	5,466	2,391
5.25%, 1/30/2030 (a)	8,054	3,399
5.25%, 2/15/2031 (a)	8,085	3,430
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	3,674	3,431
3.13%, 2/15/2029 (a)	1,654	1,392
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (i)	6,756	6,663
Endo Dac
5.88%, 10/15/2024 (a) (i)	5,067	3,581
9.50%, 7/31/2027 (a) (b)	5,416	244
6.00%, 6/30/2028 (a) (b)	4,621	231
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a) (b) (i)	7,570	5,382
Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,781	1,596
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (a) (b)	17,610	15,859
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	171

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
10.00%, 6/15/2029 (a) (b)	5,503	537
Organon & Co.
4.13%, 4/30/2028 (a)	13,028	11,790
5.13%, 4/30/2031 (a)	7,721	6,578
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (b) (i)	7,307	5,202
		190,902
Professional Services — 0.1%
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	2,244	2,014
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	4,838	4,865
		6,879
Real Estate Management & Development — 0.2%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,337	1,074
Realogy Group LLC
5.75%, 1/15/2029 (a)	3,790	2,715
5.25%, 4/15/2030 (a)	12,038	8,356
		12,145
Semiconductors & Semiconductor Equipment — 1.1%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	7,869	7,214
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	9,112	8,477
5.95%, 6/15/2030 (a)	10,476	10,032
Entegris, Inc.
4.38%, 4/15/2028 (a)	7,124	6,495
3.63%, 5/1/2029 (a)	5,818	5,001
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	14,750	13,130
Synaptics, Inc. 4.00%, 6/15/2029 (a)	3,950	3,360
		53,709
Software — 1.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	3,540	3,463
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	5,003	4,345
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	7,561	6,974
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	4,830	4,256
4.88%, 7/1/2029 (a)	5,367	4,680
NCR Corp.
5.75%, 9/1/2027 (a)	10,740	10,844
5.00%, 10/1/2028 (a)	4,355	3,997
5.13%, 4/15/2029 (a)	7,717	7,018
6.13%, 9/1/2029 (a)	8,610	8,868
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
RingCentral, Inc. 8.50%, 8/15/2030 (a)	5,775	5,688
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	15,818	15,228
		75,361
Specialized REITs — 0.3%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,173	3,865
4.88%, 9/15/2029 (a)	6,240	5,639
4.50%, 2/15/2031 (a)	4,567	3,923
SBA Communications Corp. 3.13%, 2/1/2029	355	304
		13,731
Specialty Retail — 2.2%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,416	4,028
4.63%, 11/15/2029 (a)	7,128	6,288
4.75%, 3/1/2030	1,685	1,477
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	4,748	4,631
6.88%, 11/1/2035	331	309
6.75%, 7/1/2036	2,199	2,030
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	4,872	3,709
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	7,220	6,199
PetSmart, Inc.
4.75%, 2/15/2028 (a)	15,609	14,002
7.75%, 2/15/2029 (a)	7,586	7,245
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	6,853	5,859
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	6,839	6,087
6.13%, 7/1/2029 (a)	3,971	3,453
6.00%, 12/1/2029 (a)	9,035	7,725
Staples, Inc.
7.50%, 4/15/2026 (a)	28,067	23,222
10.75%, 4/15/2027 (a)	15,759	8,595
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,530	4,156
		109,015
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	6,119	6,419
8.50%, 7/15/2031 (a)	1,060	1,110
		7,529
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	2,570	2,580
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — 1.0%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,870	3,721
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,182	15,272
United Rentals North America, Inc.
4.88%, 1/15/2028	4,140	3,939
5.25%, 1/15/2030	7,050	6,700
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	8,300	8,337
7.25%, 6/15/2028 (a)	12,015	12,228
		50,197
Wireless Telecommunication Services — 0.7%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	670	581
Sprint LLC
7.13%, 6/15/2024	4,175	4,208
7.63%, 2/15/2025	10,268	10,470
7.63%, 3/1/2026	14,074	14,588
United States Cellular Corp. 6.70%, 12/15/2033	4,343	4,232
		34,079
Total Corporate Bonds (Cost $4,760,370)		4,339,419
Loan Assignments — 5.5% (f) (j)
Automobile Components — 0.2%
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.25%, 10/4/2028	9,935	9,611
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.49%, 3/31/2028	7,190	7,059
Building Products — 0.2%
Cabinetworks, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.75%, 5/17/2028	9,211	7,864
Chemicals — 0.2%
Ineos US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 2/18/2030	5,900	5,854
Venator Materials Corp., 1st Lien New Dip Term Loan (3-MONTH CME TERM SOFR + 10.00%), 10.00%, 9/14/2023	4,589	4,762
		10,616
Commercial Services & Supplies — 0.2%
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 8.30%, 6/21/2028	7,569	7,521
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — 0.5%
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 11.50%, 6/30/2026 ‡	6,250	6,250
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026 ‡	18,485	14,777
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 9.50% (PIK) + 2.00% (Cash) ), 16.46%, 12/31/2026 ‡	7,213	4,943
		25,970
Containers & Packaging — 0.4%
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 8/2/2027	12,885	12,849
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.43%, 10/29/2028	8,114	8,083
		20,932
Diversified Telecommunication Services — 0.1%
Numericable U.S. LLC, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 10.81%, 8/15/2028	6,942	6,061
Ground Transportation — 0.3%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.50%, 7/21/2028	7,670	7,463
First Student Bidco, Inc., 1st Lien Term Loan C
(3-MONTH CME TERM SOFR + 3.00%), 8.50%, 7/21/2028	2,875	2,798
(3-MONTH CME TERM SOFR + 4.00%), 9.34%, 7/21/2028	417	410
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.34%, 7/21/2028	5,970	5,878
		16,549
Health Care Equipment & Supplies — 0.1%
Medline, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 10/23/2028	4,788	4,782
Health Care Providers & Services — 0.4%
Envision Healthcare Corp., 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 3.75%), 8.99%, 3/31/2027	11,738	21
(3-MONTH CME TERM SOFR + 4.25%), 9.49%, 3/31/2027	4,803	1,185
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	173

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — continued
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 11/15/2028	9,140	9,107
US Renal Care, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 5.00%), 10.61%, 6/20/2028	11,572	7,291
		17,604
Insurance — 0.0% ^
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.58%, 6/20/2030 (k)	2,295	2,301
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 10/18/2027	2,558	2,497
Leisure Products — 0.3%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 5/16/2024 ‡ (b)	3,696	403
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.45%, 12/15/2026	14,368	13,928
		14,331
Machinery — 0.4%
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.93%, 4/5/2029	4,521	4,513
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (Germany) (ICE LIBOR USD 6 Month + 3.50%), 9.38%, 7/30/2027	9,711	9,693
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 8.73%, 3/28/2025	3,973	3,944
		18,150
Media — 0.6%
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%; 3-MONTH CME TERM SOFR + 3.50%), 8.93%, 8/21/2026	3,969	3,875
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.81%, 1/18/2028 (k)	1,949	1,835
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.45%, 8/2/2027	14,173	13,993
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 5/1/2026	10,888	9,692
Shutterfly LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 10.24%, 10/1/2027	5,148	3,372
		32,767
Passenger Airlines — 0.1%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028	7,078	7,344
Personal Care Products — 0.5%
Nestle Skin Health SA, Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 10/1/2026	25,453	25,467
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%; 6-MONTH SOFR + 3.10%), 8.26%, 2/1/2029	3,465	3,446
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.45%, 12/1/2027	4,679	4,676
Specialty Retail — 0.6%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027	698	697
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.93%, 12/18/2026 (l)	13,005	11,720
Petco Health and Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.75%, 3/3/2028	11,889	11,811
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 8.52%, 12/28/2027	5,574	5,361
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 12.74%, 6/29/2028	1,629	1,624
		31,213
Total Loan Assignments (Cost $295,064)		276,761
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 1.7%
Broadline Retail — 0.1%
Moran Foods Backstop Equity ‡ *	616	616
MYT Holding LLC ‡ *	5,623	1,968
		2,584
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	300	—
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc. *	251	4,019
Windstream Holdings, Inc. ‡ *	14	148
		4,167
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡	7,076	18
Media — 0.1%
Clear Channel Outdoor Holdings, Inc. *	2,312	3,352
iHeartMedia, Inc., Class A *	273	986
National CineMedia, Inc. *	572	2,591
		6,929
Oil, Gas & Consumable Fuels — 0.5%
Chesapeake Energy Corp.	82	7,266
Chord Energy Corp.	34	5,504
EP Energy Corp. ‡ *	296	2,072
Gulfport Energy Corp. *	91	10,664
		25,506
Pharmaceuticals — 0.0% ^
Mallinckrodt plc *	193	22
Professional Services — 0.2%
NMG, Inc. ‡ *	89	10,208
Specialized REITs — 0.2%
VICI Properties, Inc.	393	12,115
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ *	17	4,385
Wireless Telecommunication Services — 0.4%
Intelsat SA (Luxembourg) ‡ *	749	17,236
Total Common Stocks (Cost $87,937)		83,170
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Notes
0.25%, 8/31/2025	28,010	25,574
1.13%, 8/31/2028	29,460	25,321
Total U.S. Treasury Obligations (Cost $51,093)		50,895
Convertible Bonds — 0.7%
Media — 0.6%
DISH Network Corp.
2.38%, 3/15/2024	13,085	12,365
Zero Coupon, 12/15/2025	7,845	5,051
3.38%, 8/15/2026	18,645	11,280
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	655
3.75%, 2/15/2030	4,448	1,146
		30,497
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. 10.00% (Cash), 10/10/2023 ‡ (c) (d) (e)	1	6,229
Total Convertible Bonds (Cost $43,355)		36,726
	SHARES (000)
Convertible Preferred Stocks — 0.6%
Specialty Retail — 0.6%
Claire's Stores, Inc. ‡ * (Cost $3,724)	14	30,752
Preferred Stocks — 0.2%
Broadline Retail — 0.2%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477	10,445
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	358	—
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. ‡ *	—	607
Total Preferred Stocks (Cost $14,234)		11,052
	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.1%
Serta Simmons Bedding LLC, 0.00% ‡ *	394	6,076
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	175

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
SSB Equipment Co. Inc., 0.00% ‡ *	395	—
Total Collateralized Mortgage Obligations (Cost $6,627)		6,076
	NO. OF RIGHTS (000)
Rights — 0.1%
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	157	1
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., expiring 12/31/2049 ‡ *	2,824	3,600
Total Rights (Cost $2)		3,601
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $1)	110	1,917
	SHARES (000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (m) (n) (Cost $112,262)	112,262	112,262
Total Investments — 97.7% (Cost $5,374,669)		4,952,631
Other Assets Less Liabilities — 2.3%		118,349
NET ASSETS — 100.0%		5,070,980

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
DIP	Debtor-in-Possession
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of  August 31, 2023.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(g)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $11,919 or 0.24% of the Fund’s
net assets as of August 31, 2023.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of August 31, 2023. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Income Funds	August 31, 2023

(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	177

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.3%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	1,940	1,941
7.88%, 4/15/2027 (a)	4,670	4,658
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	3,904	3,552
4.13%, 4/15/2029 (a)	3,625	3,226
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,746	2,862
TransDigm, Inc. 6.25%, 3/15/2026 (a)	7,337	7,267
Triumph Group, Inc.
7.75%, 8/15/2025	2,940	2,774
9.00%, 3/15/2028 (a)	1,718	1,729
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (b)	2,471	99
9.00%, 11/15/2026 (a) (b)	5,685	540
		28,648
Automobile Components — 1.0%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	3,420	3,294
7.00%, 4/15/2028 (a)	1,650	1,667
8.25%, 4/15/2031 (a)	2,700	2,768
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,333	3,129
5.88%, 6/1/2029 (a)	8,896	8,592
3.75%, 1/30/2031 (a)	9,112	7,611
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	942	916
6.50%, 4/1/2027	4,158	3,941
6.88%, 7/1/2028	4,795	4,398
5.00%, 10/1/2029	5,085	4,186
Clarios Global LP
6.75%, 5/15/2025 (a)	4,250	4,248
6.25%, 5/15/2026 (a)	7,262	7,192
8.50%, 5/15/2027 (a)	6,715	6,783
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	2,941	2,988
10.63% (PIK), 5/15/2027 (a) (c)	920	578
Dana, Inc.
5.38%, 11/15/2027	2,775	2,625
5.63%, 6/15/2028	2,777	2,614
4.25%, 9/1/2030	1,744	1,434
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,565	3,935
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	1,988	1,918
5.00%, 7/15/2029	8,696	7,718
5.25%, 4/30/2031	2,016	1,768
5.25%, 7/15/2031	2,360	2,033
Icahn Enterprises LP 6.25%, 5/15/2026	4,076	3,776
IHO Verwaltungs GmbH (Germany) 4.75% (Cash), 9/15/2026 (a) (c)	4,960	4,630
		94,742
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	873
Banks — 1.1%
Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024 (d) (e) (f) (g) (h)	8,400	8,408
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (d) (e) (f) (g) (h)	9,900	9,022
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (e) (f) (h)	716	704
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 4.33%), 9.70%, 10/30/2023 (e) (f) (h)	865	865
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (e) (f) (h)	9,905	9,481
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (e) (f) (h)	4,714	4,545
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (f) (h)	6,230	5,576
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (e) (f) (h)	83	82
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (h)	6,831	5,285
ING Groep NV (USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (d) (e) (f) (g) (h)	8,500	8,294
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (h)	6,402	4,266
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (f) (h)	12,226	11,235
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (d) (h)	5,795	5,824
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (h)	5,096	4,425
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (h)	21,821	19,345
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (e) (f) (h)	2,775	2,841
		100,198
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,727	2,481
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,690	4,837
		7,318
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,033	1,936
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	6,077	5,331
		7,267
Broadline Retail — 0.2%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	14,055	13,358
Nordstrom, Inc.
4.00%, 3/15/2027	250	218
4.25%, 8/1/2031	2,530	1,903
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	7,927	5,153
9.75%, 10/1/2027 (a)	961	952
		21,584
Building Products — 0.5%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	3,418	2,906
6.38%, 6/15/2032 (a)	3,020	2,944
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	10,550	10,386
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	1,887
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
JELD-WEN, Inc.
4.63%, 12/15/2025 (a)	376	365
4.88%, 12/15/2027 (a)	1,253	1,115
Masonite International Corp.
5.38%, 2/1/2028 (a)	4,450	4,216
3.50%, 2/15/2030 (a)	1,800	1,507
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,850	1,568
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	11,809	10,876
4.38%, 7/15/2030 (a)	6,414	5,498
Summit Materials LLC
6.50%, 3/15/2027 (a)	1,145	1,135
5.25%, 1/15/2029 (a)	2,060	1,930
		46,333
Capital Markets — 0.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,440	1,059
3.63%, 10/1/2031 (a)	982	661
Goldman Sachs Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (e) (f) (h)	6,225	6,256
Series P, (3-MONTH CME TERM SOFR + 3.14%), 8.50%, 10/10/2023 (d) (e) (f) (h)	5,070	5,054
		13,030
Chemicals — 1.2%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	10,742	10,108
3.38%, 2/15/2029 (a)	8,213	6,966
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	5,527	3,293
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	1,302	1,228
Chemours Co. (The)
5.75%, 11/15/2028 (a)	9,351	8,400
4.63%, 11/15/2029 (a)	2,107	1,752
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	9,841	8,652
Gates Global LLC 6.25%, 1/15/2026 (a)	950	941
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	6,783	6,205
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	2,015	1,982
5.25%, 6/1/2027 (a)	15,310	13,612
4.25%, 5/15/2029 (a)	2,720	2,209
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	179

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Sasol Financing USA LLC 5.50%, 3/18/2031	1,900	1,517
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,625	2,486
4.50%, 10/15/2029	8,137	6,805
4.00%, 4/1/2031	6,750	5,305
4.38%, 2/1/2032	1,190	942
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	5,396	5,027
5.13%, 4/1/2029 (a)	11,110	6,002
Venator Finance SARL 9.50%, 7/1/2025 (a) (b)	2,955	2,349
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	11,387	10,620
5.63%, 8/15/2029 (a)	2,981	2,521
		108,922
Commercial Services & Supplies — 0.9%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,192	8,707
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,736	2,388
4.88%, 7/15/2032 (a)	5,796	5,000
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	4,487	4,268
4.63%, 6/1/2028 (a)	4,979	4,225
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,415	1,398
5.00%, 2/1/2028 (a)	6,001	5,598
Bidvest Group UK plc (The) (South Africa) 3.63%, 9/23/2026 (a)	2,000	1,773
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,195	2,971
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	790	731
9.50%, 11/1/2027 (a)	4,200	4,062
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	6,294	5,992
5.13%, 12/15/2026 (a)	2,110	2,042
4.00%, 8/1/2028 (a)	4,628	4,131
4.75%, 6/15/2029 (a)	340	308
Madison IAQ LLC
4.13%, 6/30/2028 (a)	13,896	12,294
5.88%, 6/30/2029 (a)	1,254	1,056
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,563	6,441
3.38%, 8/31/2027 (a)	7,569	6,732
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — continued
Stericycle, Inc.
5.38%, 7/15/2024 (a)	620	618
3.88%, 1/15/2029 (a)	7,595	6,613
		87,348
Communications Equipment — 0.3%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	2,505	2,293
CommScope, Inc.
6.00%, 3/1/2026 (a)	13,259	12,049
8.25%, 3/1/2027 (a)	9,416	6,238
4.75%, 9/1/2029 (a)	5,807	4,316
Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,452
		27,348
Construction & Engineering — 0.3%
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (a)	3,830	2,869
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (g)	3,028	2,115
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,830	3,420
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,150	966
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (g)	8,365	7,842
MasTec, Inc. 4.50%, 8/15/2028 (a)	8,854	8,078
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (g)	6,000	4,947
		30,237
Consumer Finance — 1.0%
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	1,250	1,240
2.30%, 2/10/2025	2,150	2,020
4.69%, 6/9/2025	16,998	16,363
3.38%, 11/13/2025	5,000	4,661
4.39%, 1/8/2026	5,510	5,208
6.95%, 6/10/2026	6,033	6,041
4.54%, 8/1/2026	5,460	5,146
2.70%, 8/10/2026	4,789	4,283
4.27%, 1/9/2027	16,950	15,672
4.13%, 8/17/2027	15,009	13,619
2.90%, 2/10/2029	7,839	6,469
7.20%, 6/10/2030	1,516	1,540
OneMain Finance Corp.
6.88%, 3/15/2025	1,863	1,854
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
7.13%, 3/15/2026	4,102	4,035
3.88%, 9/15/2028	6,360	5,215
		93,366
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	2,712	2,756
4.63%, 1/15/2027 (a)	7,758	7,327
5.88%, 2/15/2028 (a)	5,717	5,548
3.50%, 3/15/2029 (a)	8,529	7,378
4.88%, 2/15/2030 (a)	1,952	1,791
New Albertsons LP
6.63%, 6/1/2028	8	7
7.45%, 8/1/2029	113	116
8.00%, 5/1/2031	870	892
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	2,168	2,171
5.50%, 10/15/2027 (a)	4,022	3,873
4.25%, 8/1/2029 (a)	3,411	3,002
Rite Aid Corp.
7.50%, 7/1/2025 (a)	7,843	4,942
8.00%, 11/15/2026 (a)	7,187	4,564
Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	853
US Foods, Inc.
4.75%, 2/15/2029 (a)	1,995	1,821
4.63%, 6/1/2030 (a)	2,003	1,780
		48,821
Containers & Packaging — 1.1%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	5,180	4,845
5.25%, 8/15/2027 (a)	14,217	12,181
Berry Global, Inc.
4.50%, 2/15/2026 (a)	1,051	1,000
4.88%, 7/15/2026 (a)	7,076	6,830
5.63%, 7/15/2027 (a)	950	931
Klabin Austria GmbH (Brazil) 7.00%, 4/3/2049 (g)	3,630	3,509
LABL, Inc.
6.75%, 7/15/2026 (a)	12,162	11,888
10.50%, 7/15/2027 (a)	945	904
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	16,235	15,987
9.25%, 4/15/2027 (a)	6,239	5,653
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,925	3,880
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	18,030	16,217
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	967
TriMas Corp. 4.13%, 4/15/2029 (a)	2,612	2,279
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (i)	12,897	12,164
8.50%, 8/15/2027 (a) (i)	1,965	1,873
		101,108
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	2,170	2,197
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	548
4.63%, 12/15/2027	1,967	1,849
3.38%, 8/15/2030	9,661	7,975
		10,372
Diversified REITs — 0.3%
VICI Properties LP
4.63%, 6/15/2025 (a)	3,903	3,777
4.50%, 9/1/2026 (a)	1,000	946
4.25%, 12/1/2026 (a)	5,978	5,632
5.75%, 2/1/2027 (a)	3,610	3,538
3.75%, 2/15/2027 (a)	11,496	10,554
3.88%, 2/15/2029 (a)	1,950	1,722
4.63%, 12/1/2029 (a)	4,657	4,207
		30,376
Diversified Telecommunication Services — 2.2%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	9,038	4,904
6.00%, 2/15/2028 (a)	2,265	1,000
Altice France SA (France)
8.13%, 2/1/2027 (a)	11,507	9,725
5.50%, 1/15/2028 (a)	3,500	2,623
5.13%, 1/15/2029 (a)	416	297
5.13%, 7/15/2029 (a)	5,600	3,959
5.50%, 10/15/2029 (a)	3,000	2,167
CCO Holdings LLC
5.13%, 5/1/2027 (a)	5,631	5,294
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	181

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
5.00%, 2/1/2028 (a)	6,674	6,150
5.38%, 6/1/2029 (a)	12,284	11,180
6.38%, 9/1/2029 (a)	13,431	12,715
4.75%, 3/1/2030 (a)	40,516	34,835
4.50%, 8/15/2030 (a)	35,038	29,474
4.25%, 2/1/2031 (a)	17,347	14,229
Embarq Corp. 8.00%, 6/1/2036	1,643	1,001
ESC Co., Escrow
8.50%, 10/15/2024 ‡ (b)	5,163	1
9.75%, 7/15/2025 ‡ (b)	1,765	—
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	11,913	10,850
5.00%, 5/1/2028 (a)	6,487	5,558
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	10,599	9,718
Intelsat Jackson Holdings SA, Escrow (Luxembourg) 5.50%, 8/1/2023 ‡ (b)	8,602	1
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	8,904	6,696
4.25%, 7/1/2028 (a)	9,630	6,314
Liquid Telecommunications Financing plc (South Africa) 5.50%, 9/4/2026 (a)	2,500	1,560
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	16,036	8,307
4.00%, 2/15/2027 (a)	7,465	4,705
Series G, 6.88%, 1/15/2028	17	7
4.50%, 1/15/2029 (a)	6,475	2,137
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	110	78
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	2,937	2,617
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	4,328	3,803
6.00%, 9/30/2034	562	471
7.72%, 6/4/2038	3,170	2,932
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,750	2,514
		207,822
Electric Utilities — 0.7%
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (a)	2,366	1,588
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	1,400	1,231
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Eskom Holdings SOC Ltd. (South Africa)
7.13%, 2/11/2025 (g)	6,800	6,700
8.45%, 8/10/2028 (g)	4,400	4,261
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	8,210	7,989
6.38%, 5/15/2043 (g)	690	573
NRG Energy, Inc.
6.63%, 1/15/2027	1,256	1,240
5.75%, 1/15/2028	8,962	8,479
5.25%, 6/15/2029 (a)	1,104	994
3.63%, 2/15/2031 (a)	6,340	4,948
PG&E Corp. 5.00%, 7/1/2028	1,180	1,086
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	8,892	7,505
Trinidad Generation UnLtd (Trinidad and Tobago) 5.25%, 11/4/2027 (g)	2,000	1,924
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	531	512
5.63%, 2/15/2027 (a)	1,771	1,705
5.00%, 7/31/2027 (a)	14,438	13,579
4.38%, 5/1/2029 (a)	2,146	1,892
		66,206
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	2,422	2,409
6.05%, 4/15/2028 (a)	4,935	4,883
6.30%, 2/15/2030 (a)	2,093	2,084
6.40%, 4/15/2033 (a)	2,931	2,903
Sensata Technologies BV
5.63%, 11/1/2024 (a)	80	79
4.00%, 4/15/2029 (a)	11,287	9,914
		22,272
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC 4.25%, 4/1/2028	10,708	9,898
Coherent Corp. 5.00%, 12/15/2029 (a)	10,669	9,476
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	4,929	4,364
3.75%, 2/15/2031 (a)	1,165	976
		24,714
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	4,791	4,710
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	4,669	4,086
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,440	3,309
Nabors Industries, Inc. 5.75%, 2/1/2025	419	411
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	3,876	3,842
6.88%, 1/15/2029 (a)	975	927
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	194	193
Transocean, Inc.
11.50%, 1/30/2027 (a)	941	993
8.75%, 2/15/2030 (a)	1,321	1,351
		19,822
Entertainment — 0.4%
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	1,358	1,334
5.63%, 3/15/2026 (a)	3,148	3,053
6.50%, 5/15/2027 (a)	11,601	11,610
4.75%, 10/15/2027 (a)	13,787	12,844
3.75%, 1/15/2028 (a)	2,340	2,084
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	116	100
3.88%, 7/15/2030 (a)	7,560	6,561
		37,586
Financial Services — 0.2%
Block, Inc.
2.75%, 6/1/2026	3,028	2,754
3.50%, 6/1/2031	7,300	5,986
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,500	2,265
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,140	1,013
3.63%, 3/1/2029 (a)	6,945	5,911
		17,929
Food Products — 0.3%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	3,005	2,643
4.38%, 1/31/2032 (a)	803	697
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	2,436	2,381
5.63%, 1/15/2028 (a)	8,378	8,033
4.63%, 4/15/2030 (a)	10,215	9,050
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
4.50%, 9/15/2031 (a)	1,515	1,305
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	3,000	2,552
		26,661
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	3,997	3,923
5.88%, 8/20/2026	3,093	2,934
5.75%, 5/20/2027	1,657	1,532
9.38%, 6/1/2028 (a)	2,363	2,422
		10,811
Ground Transportation — 0.6%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	2,526	2,412
4.75%, 4/1/2028 (a)	15,500	14,096
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	5,255	5,216
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	2,655	2,257
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,650	1,494
5.00%, 12/1/2029 (a)	13,571	11,158
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 (b)	185	6
5.50%, 10/15/2024 (b)	5,875	176
7.13%, 8/1/2026 (b)	2,755	234
6.00%, 1/15/2028 (b)	1,450	116
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,650	2,403
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	1,925	1,944
7.50%, 9/15/2027 (a)	6,530	6,667
4.50%, 8/15/2029 (a)	5,454	4,994
XPO, Inc. 6.25%, 6/1/2028 (a)	3,375	3,307
		56,480
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	9,664	8,971
Hologic, Inc. 3.25%, 2/15/2029 (a)	6,157	5,348
Medline Borrower LP
3.88%, 4/1/2029 (a)	11,433	9,981
5.25%, 10/1/2029 (a)	9,482	8,420
		32,720
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	183

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	2,500	2,368
5.00%, 4/15/2029 (a)	165	152
Centene Corp. 4.63%, 12/15/2029	19,782	18,190
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	9,860	9,625
5.63%, 3/15/2027 (a)	4,295	3,779
6.00%, 1/15/2029 (a)	6,176	5,172
5.25%, 5/15/2030 (a)	4,284	3,378
DaVita, Inc. 3.75%, 2/15/2031 (a)	17,587	14,005
Encompass Health Corp.
5.75%, 9/15/2025	1,960	1,949
4.50%, 2/1/2028	7,534	6,998
4.75%, 2/1/2030	3,484	3,173
4.63%, 4/1/2031	5,032	4,413
Envision Healthcare Corp. 8.75%, 10/15/2026 (a) (b)	1,122	32
HCA, Inc. 5.88%, 2/15/2026	4,300	4,306
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	5,580	4,729
6.63%, 4/1/2030 (a)	2,030	1,847
Tenet Healthcare Corp.
4.88%, 1/1/2026	13,528	13,114
6.25%, 2/1/2027	14,382	14,162
5.13%, 11/1/2027	24,674	23,461
4.63%, 6/15/2028	6,038	5,560
6.13%, 6/15/2030	4,249	4,117
6.75%, 5/15/2031 (a)	5,136	5,111
		149,641
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	1,803	1,742
5.00%, 5/15/2027 (a)	6,787	6,533
		8,275
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	14,971	13,919
4.50%, 2/15/2029 (a)	1,255	1,102
		15,021
Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	8,315	7,563
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
4.00%, 10/15/2030 (a)	4,430	3,753
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,913	4,434
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	6,432	6,382
8.13%, 7/1/2027 (a)	4,420	4,488
4.63%, 10/15/2029 (a)	4,213	3,688
Carnival Corp.
5.75%, 3/1/2027 (a)	4,000	3,764
9.88%, 8/1/2027 (a)	6,440	6,807
4.00%, 8/1/2028 (a)	3,391	3,034
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	2,336	2,541
Cedar Fair LP
5.50%, 5/1/2025 (a)	6,305	6,255
5.25%, 7/15/2029	3,815	3,434
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	3,952	3,909
5.75%, 5/1/2028 (a)	3,245	3,184
3.75%, 5/1/2029 (a)	5,594	4,928
International Game Technology plc
6.50%, 2/15/2025 (a)	379	379
6.25%, 1/15/2027 (a)	3,245	3,213
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	18	16
4.50%, 6/15/2029 (a)	3,496	2,954
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	2,958
MGM Resorts International
6.75%, 5/1/2025	820	821
5.75%, 6/15/2025	5,818	5,737
4.63%, 9/1/2026	3,974	3,743
5.50%, 4/15/2027	2,370	2,264
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	464
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	1,487	1,570
11.63%, 8/15/2027 (a)	7,262	7,913
8.25%, 1/15/2029 (a)	3,657	3,809
9.25%, 1/15/2029 (a)	3,667	3,909
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	14,092	13,264
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,904	1,904
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,755	4,256
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Studio City Finance Ltd. (Macau)
6.50%, 1/15/2028 (g)	1,000	839
5.00%, 1/15/2029 (g)	2,550	1,906
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	8,897	8,866
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	5,374	5,309
5.25%, 5/15/2027 (a)	695	658
Wynn Macau Ltd. 5.63%, 8/26/2028 (g)	2,500	2,191
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	16,570	14,834
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	4,398	4,050
4.63%, 1/31/2032	1,464	1,310
		167,301
Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,129	6,899
Newell Brands, Inc.
4.88%, 6/1/2025	2,000	1,941
4.70%, 4/1/2026 (i)	10,400	9,964
5.87%, 4/1/2036 (i)	2,780	2,471
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	10,050	8,633
		29,908
Household Products — 0.5%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,220	7,693
4.13%, 10/15/2030	4,695	4,041
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	12,083	10,669
4.38%, 3/31/2029 (a)	6,037	5,171
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	7,976	7,315
5.50%, 7/15/2030 (a)	4,114	3,827
3.88%, 3/15/2031 (a)	3,290	2,756
		41,472
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	5,072	4,977
4.63%, 2/1/2029 (a)	960	834
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (g)	5,115	4,769
		10,580
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — 0.0% ^
Massachusetts Mutual Life Insurance Co. (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (h)	600	527
IT Services — 0.1%
Gartner, Inc. 4.50%, 7/1/2028 (a)	9,202	8,581
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,100	1,964
		10,545
Leisure Products — 0.2%
Mattel, Inc.
5.88%, 12/15/2027 (a)	6,080	5,963
3.75%, 4/1/2029 (a)	497	442
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	10,291	8,577
		14,982
Machinery — 0.2%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	6,432	6,591
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	5,695	5,044
Terex Corp. 5.00%, 5/15/2029 (a)	3,660	3,360
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	3,628	3,401
		18,396
Marine Transportation — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (a)	3,707	3,333
6.75%, 6/1/2034 (g)	2,522	2,267
		5,600
Media — 3.4%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	4,545	3,600
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	3,678	33
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	18,350	16,435
7.75%, 4/15/2028 (a)	11,274	8,867
9.00%, 9/15/2028 (a)	2,615	2,628
CSC Holdings LLC
6.50%, 2/1/2029 (a)	26,226	21,680
5.75%, 1/15/2030 (a)	5,700	3,152
Directv Financing LLC 5.88%, 8/15/2027 (a)	12,728	11,280
DISH DBS Corp.
5.88%, 11/15/2024	54,755	50,929
7.75%, 7/1/2026	17,231	12,887
5.25%, 12/1/2026 (a)	8,035	6,773
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	185

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
DISH Network Corp. 11.75%, 11/15/2027 (a)	12,636	12,821
GCI LLC 4.75%, 10/15/2028 (a)	6,871	5,961
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	968	676
Gray Television, Inc.
7.00%, 5/15/2027 (a)	5,249	4,711
4.75%, 10/15/2030 (a)	9,630	6,724
iHeartCommunications, Inc.
6.38%, 5/1/2026	8,167	7,126
8.38%, 5/1/2027	4,104	2,842
5.25%, 8/15/2027 (a)	12,062	9,538
Lamar Media Corp.
4.88%, 1/15/2029	3,631	3,377
3.63%, 1/15/2031	410	342
Midcontinent Communications 5.38%, 8/15/2027 (a)	1,345	1,273
News Corp. 3.88%, 5/15/2029 (a)	7,242	6,360
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	13,363	12,560
4.75%, 11/1/2028 (a)	14,896	13,067
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	4,278	3,872
Paramount Global (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (h)	524	410
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,220	2,585
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	3,985	3,268
4.13%, 12/1/2030 (a)	5,070	3,267
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	15,645	14,465
4.00%, 7/15/2028 (a)	8,325	7,209
5.50%, 7/1/2029 (a)	14,979	13,485
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,110	5,103
TEGNA, Inc.
4.63%, 3/15/2028	2,925	2,612
5.00%, 9/15/2029	2,822	2,483
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,191
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	2,550	2,469
8.00%, 8/15/2028 (a)	3,909	3,907
4.50%, 5/1/2029 (a)	6,398	5,507
7.38%, 6/30/2030 (a)	320	310
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	3,485	2,876
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	2,581
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	190	189
5.13%, 4/15/2027 (a)	9,307	8,911
3.63%, 6/15/2029 (a)	3,181	2,732
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,738	1,417
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	976
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	2,750	2,311
		320,778
Metals & Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,890	3,758
6.13%, 5/15/2028 (a)	3,490	3,449
ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039 (i)	200	206
ATI, Inc. 5.88%, 12/1/2027	3,085	3,000
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,951	2,934
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	3,538	3,539
4.63%, 3/1/2029 (a)	3,797	3,366
4.88%, 3/1/2031 (a)	3,725	3,250
Constellium SE
5.88%, 2/15/2026 (a)	588	577
5.88%, 2/15/2026 (g)	1,128	1,107
5.63%, 6/15/2028 (a)	700	662
3.75%, 4/15/2029 (a)	1,000	859
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (g)	4,300	4,028
FMG Resources August 2006 Pty. Ltd. (Australia) 4.38%, 4/1/2031 (a)	4,280	3,586
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	2,072	1,860
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (g)	2,900	2,697
Novelis Corp.
3.25%, 11/15/2026 (a)	1,261	1,142
4.75%, 1/30/2030 (a)	5,810	5,200
3.88%, 8/15/2031 (a)	2,925	2,422
		47,642
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	13,646
Series QIB, 4.50%, 9/1/2026 (a)	14,500	12,861
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Series QIB, 4.50%, 3/15/2027 (a)	20,000	17,170
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	11,000	10,457
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	20,000	17,957
		72,091
Multi-Utilities — 0.0% ^
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (g)	2,800	2,278
Oil, Gas & Consumable Fuels — 3.6%
AI Candelaria Spain SA (Colombia)
7.50%, 12/15/2028 (g)	2,036	1,875
5.75%, 6/15/2033 (a)	3,974	2,883
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	735	748
5.75%, 3/1/2027 (a)	4,269	4,138
5.75%, 1/15/2028 (a)	1,749	1,675
5.38%, 6/15/2029 (a)	7,849	7,355
Antero Resources Corp.
8.38%, 7/15/2026 (a)	1,801	1,868
7.63%, 2/1/2029 (a)	3,500	3,587
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	4,560	4,624
BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (h)	12,690	12,141
Buckeye Partners LP
4.13%, 3/1/2025 (a)	2,001	1,927
3.95%, 12/1/2026	5,530	5,101
4.50%, 3/1/2028 (a)	6,537	5,932
California Resources Corp. 7.13%, 2/1/2026 (a)	7,034	7,052
Cheniere Energy, Inc. 4.63%, 10/15/2028	8,545	8,043
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	12,992	12,897
Chord Energy Corp. 6.38%, 6/1/2026 (a)	2,300	2,267
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	3,635	3,744
8.75%, 7/1/2031 (a)	3,232	3,345
Columbia Pipelines Holding Co. LLC 6.06%, 8/15/2026 (a)	2,140	2,162
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	8,436	7,893
5.88%, 1/15/2030 (a)	3,680	3,250
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Crestwood Midstream Partners LP
5.75%, 4/1/2025	4,949	4,907
5.63%, 5/1/2027 (a)	4,140	4,016
8.00%, 4/1/2029 (a)	4,512	4,662
DCP Midstream Operating LP 5.38%, 7/15/2025	1,290	1,277
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	5,434	4,814
4.38%, 6/15/2031 (a)	4,850	4,199
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,480	2,523
8.88%, 1/13/2033	2,525	2,553
5.88%, 5/28/2045	3,645	2,551
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	7,556	7,165
Energian Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (g)	1,732	1,713
4.88%, 3/30/2026 (g)	2,711	2,537
Energy Transfer LP
5.35%, 5/15/2045	740	632
5.30%, 4/15/2047	430	365
EnLink Midstream Partners LP 4.15%, 6/1/2025	1,801	1,743
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,348	2,327
6.50%, 7/1/2027 (a)	1,675	1,664
5.50%, 7/15/2028	3,200	3,057
4.75%, 1/15/2031 (a)	7,248	6,405
Genesis Energy LP
6.50%, 10/1/2025	525	518
6.25%, 5/15/2026	1,675	1,623
8.00%, 1/15/2027	2,823	2,783
7.75%, 2/1/2028	2,630	2,559
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (g)	2,013	1,947
Greensaif Pipelines Bidco Sarl (Saudi Arabia) 6.51%, 2/23/2042 (g)	900	909
Gulfport Energy Corp.
8.00%, 5/17/2026	122	124
8.00%, 5/17/2026 (a)	5,245	5,327
Gulfport Energy Operating Corp. 6.63%, 5/1/2023 (b)	3,075	2
Gulfport Energy Operating Corp., Escrow
6.00%, 10/15/2024 (b)	6,189	4
6.38%, 1/15/2026 (b)	27	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	187

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	7,775	7,608
5.13%, 6/15/2028 (a)	3,545	3,325
KazMunayGas National Co. JSC (Kazakhstan) 4.75%, 4/19/2027 (g)	1,000	940
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	3,273	3,170
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (g)	1,490	1,458
6.50%, 6/30/2027 (g)	5,000	4,821
6.75%, 6/30/2030 (g)	1,553	1,452
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (g)	3,800	3,528
Medco Platinum Road Pte. Ltd. (Indonesia) 6.75%, 1/30/2025 (g)	571	563
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,867	3,850
NuStar Logistics LP
5.75%, 10/1/2025	1,837	1,801
5.63%, 4/28/2027	5,652	5,484
6.38%, 10/1/2030	2,034	1,958
Occidental Petroleum Corp. 8.88%, 7/15/2030	1,252	1,435
Oil and Gas Holding Co. BSCC (The) (Bahrain) 8.38%, 11/7/2028 (g)	3,200	3,370
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (g)	14,000	10,800
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,460	3,493
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	6,100	5,544
5.35%, 2/12/2028	10,300	8,237
5.95%, 1/28/2031	14,950	10,799
10.00%, 2/7/2033 (a)	2,005	1,814
6.38%, 1/23/2045	5,548	3,375
6.95%, 1/28/2060	10,150	6,220
Range Resources Corp.
8.25%, 1/15/2029	4,625	4,801
4.75%, 2/15/2030 (a)	1,000	903
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	3,000	2,830
SM Energy Co.
6.75%, 9/15/2026	2,539	2,528
6.63%, 1/15/2027	2,933	2,896
Southwestern Energy Co.
5.70%, 1/23/2025 (i)	570	564
8.38%, 9/15/2028	285	297
5.38%, 3/15/2030	5,996	5,613
4.75%, 2/1/2032	1,124	996
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Sunoco LP
6.00%, 4/15/2027	1,220	1,207
4.50%, 5/15/2029	3,514	3,178
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	4,910	4,940
6.00%, 3/1/2027 (a)	2,685	2,573
5.50%, 1/15/2028 (a)	2,224	2,066
6.00%, 12/31/2030 (a)	720	644
6.00%, 9/1/2031 (a)	2,255	2,003
Targa Resources Partners LP
6.50%, 7/15/2027	6,573	6,607
5.00%, 1/15/2028	1,248	1,201
6.88%, 1/15/2029	2,240	2,271
5.50%, 3/1/2030	4,190	4,017
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (h)	6,000	5,040
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,043
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	7,048	7,110
		340,786
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (g)	2,000	1,990
Passenger Airlines — 0.3%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	3,435	3,760
5.50%, 4/20/2026 (a)	11,253	11,042
5.75%, 4/20/2029 (a)	7,391	7,068
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	1,700	1,695
United Airlines, Inc.
4.38%, 4/15/2026 (a)	4,822	4,544
4.63%, 4/15/2029 (a)	1,273	1,132
		29,241
Personal Care Products — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	1,893	1,819
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	13,250	12,488
4.13%, 4/1/2029 (a)	2,933	2,542
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	4,133	3,906
3.75%, 4/1/2031 (a)	2,935	2,429
		23,184
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 1.3%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	19,477	17,642
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	14,930	13,445
9.00%, 12/15/2025 (a)	22,330	20,433
5.75%, 8/15/2027 (a)	11,808	7,392
5.00%, 2/15/2029 (a)	20,402	8,467
5.25%, 1/30/2030 (a)	2,020	853
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	880	822
3.13%, 2/15/2029 (a)	2,760	2,323
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (i)	8,295	8,181
Endo Dac
5.88%, 10/15/2024 (a) (i)	700	495
9.50%, 7/31/2027 (a) (b)	135	6
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a) (b) (i)	1,520	1,081
Jazz Securities DAC 4.38%, 1/15/2029 (a)	5,676	5,085
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (a) (b)	9,030	8,132
10.00%, 6/15/2029 (a) (b)	167	16
Organon & Co. 4.13%, 4/30/2028 (a)	20,156	18,240
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (b) (i)	7,330	5,218
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	2,600	2,343
		120,174
Real Estate Management & Development — 0.0% ^
Realogy Group LLC
5.75%, 1/15/2029 (a)	2,167	1,552
5.25%, 4/15/2030 (a)	690	479
		2,031
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,220	5,217
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	1,470	1,368
5.95%, 6/15/2030 (a)	4,940	4,731
Entegris, Inc.
4.38%, 4/15/2028 (a)	6,088	5,550
3.63%, 5/1/2029 (a)	2,746	2,360
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	10,981	9,775
		29,001
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — 0.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	605	592
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,250	3,691
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,739	5,057
4.88%, 7/1/2029 (a)	5,863	5,113
NCR Corp.
5.75%, 9/1/2027 (a)	5,315	5,366
5.00%, 10/1/2028 (a)	4,894	4,492
5.13%, 4/15/2029 (a)	7,877	7,164
6.13%, 9/1/2029 (a)	4,616	4,754
5.25%, 10/1/2030 (a)	961	862
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	13,040	12,554
		49,645
Specialized REITs — 0.2%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	4,688	4,395
5.00%, 7/15/2028 (a)	3,567	3,303
SBA Communications Corp. 3.13%, 2/1/2029	9,022	7,725
		15,423
Specialty Retail — 0.9%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,455	4,064
4.63%, 11/15/2029 (a)	3,086	2,722
4.75%, 3/1/2030	2,882	2,527
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	843	882
5.25%, 2/1/2028	57	55
7.50%, 6/15/2029	3,289	3,316
6.75%, 7/1/2036	4,560	4,209
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025 (a)	2,303	2,269
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,115	1,610
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	3,609	3,204
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	9,162	7,866
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,411	5,501
PetSmart, Inc.
4.75%, 2/15/2028 (a)	16,715	14,994
7.75%, 2/15/2029 (a)	8,297	7,924
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	4,572	3,909
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	9,901	8,812
6.13%, 7/1/2029 (a)	845	735
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	189

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
6.00%, 12/1/2029 (a)	2,565	2,193
Staples, Inc.
7.50%, 4/15/2026 (a)	11,113	9,195
10.75%, 4/15/2027 (a)	4,094	2,233
		88,220
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
4.09%, 6/1/2029	4,315	3,802
3.13%, 7/15/2029	5,160	3,911
8.25%, 12/15/2029 (a)	3,120	3,273
8.50%, 7/15/2031 (a)	677	709
		11,695
Tobacco — 0.0% ^
BAT Capital Corp. (United Kingdom) 4.54%, 8/15/2047	910	662
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,181
		1,843
Trading Companies & Distributors — 0.6%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	8,788	8,451
Imola Merger Corp. 4.75%, 5/15/2029 (a)	18,298	16,264
United Rentals North America, Inc.
5.50%, 5/15/2027	4,770	4,675
4.88%, 1/15/2028	8,526	8,112
6.00%, 12/15/2029 (a)	324	322
3.88%, 2/15/2031	1,072	917
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	8,929	8,969
7.25%, 6/15/2028 (a)	5,881	5,985
		53,695
Transportation Infrastructure — 0.1%
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (g)	4,483	4,188
Wireless Telecommunication Services — 0.5%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,092	5,285
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028 (g)	3,139	1,930
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (g)	3,240	2,904
6.25%, 3/25/2029 (a)	900	822
Sprint LLC
7.13%, 6/15/2024	8,987	9,058
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued
7.63%, 2/15/2025	12,124	12,363
United States Cellular Corp. 6.70%, 12/15/2033	1,708	1,664
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (h)	3,300	3,324
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (h)	7,225	5,641
		42,991
Total Corporate Bonds (Cost $3,414,685)		3,112,255
Commercial Mortgage-Backed Securities — 23.8%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (j)	600	408
Acrc 5.25%, 11/15/2026 ‡	35,000	30,572
Areit Frn 2.75%, 8/17/2026 ‡ (a) (j)	29,000	27,805
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	8,795	5,501
Series 2019-BN16, Class F, 3.85%, 2/15/2052 (a) (j)	3,000	1,425
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (a)	2,800	1,747
Series 2019-BN17, Class E, 3.00%, 4/15/2052 (a)	2,500	1,400
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (a)	8,600	3,903
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,841	1,150
Series 2019-BN23, Class XA, IO, 0.81%, 12/15/2052 (j)	38,631	1,307
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	5,000	2,680
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (a)	3,500	1,760
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (a) (j)	5,231	2,525
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (a) (j)	4,145	1,790
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (a)	2,149	1,100
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (j)	1,000	660
Series 2017-BNK5, Class C, 4.33%, 6/15/2060 (j)	2,050	1,654
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (a)	3,195	2,173
Series 2018-BN14, Class XB, IO, 0.18%, 9/15/2060 (j)	132,263	556
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (a)	3,000	1,846
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,000	371
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (a)	1,500	937
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (a)	1,250	557
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (a)	2,000	1,071
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	2,000	1,096
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (a)	2,150	832
Series 2019-BN20, Class XA, IO, 0.94%, 9/15/2062 (j)	49,737	1,887
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	6,721	3,875
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (a)	8,600	4,332
Series 2019-BN24, Class XA, IO, 0.75%, 11/15/2062 (j)	99,071	3,192
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (a)	4,250	2,430
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	7,380	4,173
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (a)	4,250	2,028
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	3,250	1,617
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	5,520	2,374
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (a)	3,700	1,843
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (a)	3,850	1,650
Series 2021-BN33, Class C, 3.30%, 5/15/2064	7,609	4,737
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (j)	40,000	1,538
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (a) (j)	5,300	2,232
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (a)	8,451	5,008
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BBCMS Mortgage Trust
Series 2018-TALL, Class E, 7.95%, 3/15/2037 (a) (j)	6,000	3,262
Series 2017-C1, Class D, 3.71%, 2/15/2050 (a) (j)	1,000	674
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (j)	30,040	1,918
Series 2021-C11, Class XA, IO, 1.50%, 9/15/2054 (j)	160,846	11,658
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	2,000	1,054
Series 2018-B1, Class C, 4.33%, 1/15/2051 (j)	1,000	626
Series 2018-B2, Class XA, IO, 0.60%, 2/15/2051 (j)	37,261	525
Series 2018-B8, Class D, 3.00%, 1/15/2052 (a)	3,050	1,735
Series 2019-B9, Class F, 3.91%, 3/15/2052 (a) (j)	6,000	2,078
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	1,900	1,145
Series 2020-B16, Class E, 2.50%, 2/15/2053 (a)	7,250	3,520
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,042
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	3,000	1,331
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	9,150	4,302
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (a) (j)	4,520	4,440
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 4A, PO, 5/25/2052 (a)	5,000	3,143
Series 2019-FRR1, Class 1A1, 7.90%, 5/25/2052 (a) (j)	3,445	3,436
Series 2019-FRR1, Class 1A5, 9.60%, 5/25/2052 (a) (j)	1,904	1,874
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 2B10, PO, 5/25/2052 (a)	22,815	20,052
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 (a)	10,499	6,955
BX
Series 2021-MFM1, Class E, 7.67%, 1/15/2034 (a) (j)	2,939	2,843
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	191

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-MFM1, Class F, 8.42%, 1/15/2034 (a) (j)	1,808	1,736
BX Commercial Mortgage Trust Series 2020-VIV4, Class X, IO, 0.82%, 11/10/2042 (a) (j)	211,200	7,894
BX Trust Series 2022-FOX2, Class A2, 6.06%, 4/15/2039 (a) (j)	5,979	5,788
California Housing Finance Agency Series 2021-2, Class X, IO, 0.82%, 3/25/2035 (j)	63,462	3,182
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (a)	2,300	1,112
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	10,400	8,862
Series 2021-FRR1, Class CK45, 1.38%, 2/28/2025 (a) (j)	12,500	11,225
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,200	6,571
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	20,000	15,918
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,700	5,301
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,500	1,926
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	6,970	4,154
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,000	5,067
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,000	7,981
Series 2021-FRR1, Class BK58, 2.46%, 9/29/2029 (a) (j)	11,000	9,010
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (j)	3,000	1,967
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (a)	700	275
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	1,550	1,032
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	266	167
Series 2017-CD6, Class C, 4.37%, 11/13/2050 (j)	914	725
Series 2018-CD7, Class D, 3.25%, 8/15/2051 (a) (j)	1,629	960
Series 2019-CD8, Class XB, IO, 0.85%, 8/15/2057 (a) (j)	78,512	2,670
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049	1,000	854
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-C6, Class C, 4.32%, 11/10/2049 (j)	800	650
Series 2016-C6, Class D, 4.32%, 11/10/2049 (a) (j)	1,900	1,307
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (a)	4,359	2,704
Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (j)	809	325
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.89%, 5/10/2036 (a) (j)	4,500	4,479
Series 2012-GC8, Class D, 5.07%, 9/10/2045 (a) (j)	1,875	1,297
Series 2013-GC17, Class C, 5.23%, 11/10/2046 (j)	2,000	1,865
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (a)	3,750	2,980
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (a)	4,500	3,682
Series 2015-GC31, Class D, 4.17%, 6/10/2048 (j)	3,800	2,680
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,285	1,816
Series 2016-P4, Class C, 4.10%, 7/10/2049 (j)	3,624	3,047
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (j)	1,500	1,141
Series 2017-C4, Class D, 3.00%, 10/12/2050 (a)	5,452	3,445
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (a)	9,287	4,212
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	1,850
Series 2019-GC41, Class B, 3.20%, 8/10/2056	3,000	2,316
Series 2015-GC33, Class D, 3.17%, 9/10/2058	8,000	5,904
Series 2015-GC33, Class E, 4.73%, 9/10/2058 (a) (j)	4,330	2,651
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (j)	1,630	1,498
Series 2020-CBM, Class E, 3.75%, 2/10/2037 (a) (j)	2,670	2,428
Series 2020-CBM, Class F, 3.75%, 2/10/2037 (a) (j)	17,870	15,895
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2013-CR8, Class D, 3.74%, 6/10/2046 (a) (j)	750	682
Series 2013-CR13, Class E, 5.03%, 11/10/2046 (a) (j)	1,500	814
Series 2014-UBS2, Class D, 5.15%, 3/10/2047 (a) (j)	3,210	2,802
Series 2014-LC15, Class D, 5.17%, 4/10/2047 (a) (j)	3,500	3,149
Series 2014-CR19, Class E, 4.35%, 8/10/2047 (a) (j)	6,000	4,843
Series 2014-CR19, Class D, 4.85%, 8/10/2047 (a) (j)	2,500	2,143
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,760	3,694
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	20,708	17,402
Series 2014-CR21, Class D, 4.06%, 12/10/2047 (a) (j)	1,735	1,422
Series 2015-CR22, Class D, 4.20%, 3/10/2048 (a) (j)	4,173	3,242
Series 2015-CR23, Class D, 4.44%, 5/10/2048 (j)	1,490	1,174
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (a)	3,000	2,045
Series 2015-LC21, Class D, 4.47%, 7/10/2048 (j)	4,200	3,446
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (j)	1,458	1,172
Series 2015-CR25, Class D, 3.92%, 8/10/2048 (j)	1,000	807
Series 2015-CR27, Class D, 3.60%, 10/10/2048 (a) (j)	2,072	1,629
Series 2015-LC23, Class D, 3.70%, 10/10/2048 (a) (j)	2,000	1,645
Series 2015-LC23, Class E, 3.70%, 10/10/2048 (a) (j)	3,500	2,702
Series 2016-CR28, Class E, 4.26%, 2/10/2049 (a) (j)	3,588	2,644
Series 2016-DC2, Class C, 4.81%, 2/10/2049 (j)	2,500	2,210
Series 2016-COR1, Class XB, IO, 0.57%, 10/10/2049 (a) (j)	27,554	313
Series 2016-COR1, Class C, 4.47%, 10/10/2049 (j)	1,000	821
Series 2013-CR11, Class D, 5.01%, 8/10/2050 (a) (j)	3,402	3,295
Series 2018-COR3, Class D, 2.96%, 5/10/2051 (a) (j)	3,250	1,659
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	3,873
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.71%, 11/15/2048 (j)	3,298	2,498
Series 2016-C5, Class D, 3.80%, 11/15/2048 (a) (j)	2,750	2,040
Series 2018-CX11, Class C, 4.99%, 4/15/2051 (j)	6,734	5,589
Series 2019-C16, Class C, 4.24%, 6/15/2052 (j)	5,500	4,268
Series 2019-C17, Class D, 2.50%, 9/15/2052 (a)	5,500	2,974
Series 2019-C18, Class XB, IO, 0.25%, 12/15/2052 (j)	61,932	551
Series 2019-C18, Class XA, IO, 1.18%, 12/15/2052 (j)	51,186	2,119
Series 2021-C20, Class E, 2.25%, 3/15/2054 (a)	5,659	2,392
Series 2015-C2, Class B, 4.21%, 6/15/2057 (j)	9,468	8,355
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	12,636	9,310
DBGS Mortgage Trust Series 2018-C1, Class D, 3.05%, 10/15/2051 (a) (j)	1,000	532
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.63%, 8/10/2049 (a) (j)	2,950	1,988
Series 2016-C3, Class E, 4.38%, 8/10/2049 (a) (j)	1,250	773
Series 2017-C6, Class D, 3.32%, 6/10/2050 (a) (j)	1,800	1,192
FHLMC Series K-153, Class X1, IO, 0.60%, 12/25/2032 (j)	22,000	776
FHLMC Multiclass Certificates
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (j)	15,068	1,150
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	3,382
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (j)	31,381	4,769
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (j)	40,000	3,047
Series 2021-P011, Class X1, IO, 1.78%, 9/25/2045 (j)	10,151	1,216
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (j)	56,208	6,599
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	193

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 8.64%, 7/25/2041 (a) (j)	14,070	12,772
Series 2021-MN2, Class B1, 10.79%, 7/25/2041 (a) (j)	2,000	1,678
Series 2021-MN1, Class M1, 7.29%, 1/25/2051 (a) (j)	760	738
Series 2021-MN1, Class M2, 9.04%, 1/25/2051 (a) (j)	14,640	14,025
Series 2021-MN1, Class B1, 13.04%, 1/25/2051 (a) (j)	2,100	2,106
Series 2021-MN3, Class B1, 12.14%, 11/25/2051 (a) (j)	3,500	3,214
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K038, Class X1, IO, 1.23%, 3/25/2024 (j)	193,423	655
Series K729, Class X1, IO, 0.46%, 10/25/2024 (j)	16,314	42
Series KC03, Class X1, IO, 0.63%, 11/25/2024 (j)	94,123	450
Series K731, Class X3, IO, 2.18%, 5/25/2025 (j)	11,529	383
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (j)	36,961	458
Series K734, Class X3, IO, 2.24%, 7/25/2026 (j)	30,250	1,505
Series K737, Class X1, IO, 0.75%, 10/25/2026 (j)	177	3
Series KC04, Class X1, IO, 1.40%, 12/25/2026 (j)	47,296	937
Series K064, Class X3, IO, 2.21%, 5/25/2027 (j)	18,830	1,193
Series KC05, Class X1, IO, 1.37%, 6/25/2027 (j)	98,707	2,562
Series K740, Class X1, IO, 0.83%, 9/25/2027 (j)	115,925	2,943
Series K741, Class X1, IO, 0.65%, 12/25/2027 (j)	52,212	1,033
Series K742, Class X1, IO, 0.87%, 3/25/2028 (j)	28,925	682
Series K742, Class X3, IO, 2.68%, 4/25/2028 (j)	16,000	1,521
Series K075, Class X3, IO, 2.20%, 5/25/2028 (j)	5,471	436
Series K080, Class X1, IO, 0.27%, 7/25/2028 (j)	142,551	963
Series K086, Class X1, IO, 0.39%, 11/25/2028 (j)	12	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K084, Class X3, IO, 2.31%, 11/25/2028 (j)	19,450	1,888
Series K091, Class X1, IO, 0.71%, 3/25/2029 (j)	9,047	240
Series K096, Class X3, IO, 2.11%, 7/25/2029 (j)	48,669	4,584
Series K100, Class X1, IO, 0.77%, 9/25/2029 (j)	233,464	7,579
Series K101, Class X3, IO, 1.95%, 10/25/2029 (j)	101,000	9,251
Series K090, Class X3, IO, 2.39%, 10/25/2029 (j)	127,080	13,651
Series K109, Class X1, IO, 1.70%, 4/25/2030 (j)	8	1
Series K119, Class X1, IO, 1.02%, 9/25/2030 (j)	34,751	1,748
Series K124, Class XAM, IO, 1.03%, 1/25/2031 (j)	17,689	984
Series K129, Class X3, IO, 3.27%, 5/25/2031 (j)	26,500	4,846
Series K131, Class X3, IO, 3.05%, 9/25/2031 (j)	19,369	3,321
Series K-154, Class X1, IO, 0.53%, 1/25/2033 (j)	1	—
Series K157, Class X3, IO, 3.33%, 9/25/2033 (j)	7,070	1,530
Series K159, Class X1, IO, 0.27%, 11/25/2033 (j)	54,976	590
Series KX04, Class XFX, IO, 1.81%, 1/25/2034 (j)	77,651	4,791
Series K-1511, Class X3, IO, 3.54%, 4/25/2034 (j)	10,261	2,450
Series K723, Class X3, IO, 1.88%, 10/25/2034 (j)	6,842	10
Series K-1515, Class X1, IO, 1.64%, 2/25/2035 (j)	19,870	2,228
Series K153, Class X3, IO, 3.91%, 4/25/2035 (j)	9,945	2,201
Series Q012, Class X, IO, 4.09%, 9/25/2035 (j)	31,063	5,650
Series K-1518, Class X1, IO, 0.96%, 10/25/2035 (j)	40,867	2,766
Series K155, Class X3, IO, 3.23%, 5/25/2036 (j)	5,560	1,161
Series K-1521, Class X1, IO, 1.09%, 8/25/2036 (j)	17,947	1,475
Series K-1510, Class X3, IO, 3.52%, 1/25/2037 (j)	27,488	6,342
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K-1517, Class X3, IO, 3.40%, 8/25/2038 (j)	15,750	3,684
Series K-1518, Class X3, IO, 3.00%, 10/25/2038 (j)	26,265	5,896
Series K-1516, Class X3, IO, 3.58%, 10/25/2038 (j)	22,000	5,559
Series K-1519, Class X3, IO, 2.90%, 12/25/2038 (j)	17,700	3,860
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (j)	19,000	4,573
Series K-1521, Class X3, IO, 3.47%, 9/25/2039 (j)	10,834	2,943
Series K036, Class X3, IO, 2.22%, 12/25/2041 (j)	3,253	8
Series K041, Class X3, IO, 1.70%, 11/25/2042 (j)	4,580	67
Series K054, Class X3, IO, 1.65%, 4/25/2043 (j)	2,745	98
Series K050, Class X3, IO, 1.61%, 10/25/2043 (j)	5,232	134
Series K051, Class X3, IO, 1.67%, 10/25/2043 (j)	4,995	156
Series K052, Class X3, IO, 1.67%, 1/25/2044 (j)	2,915	89
Series K726, Class X3, IO, 2.22%, 7/25/2044 (j)	29,095	362
Series K067, Class X3, IO, 2.19%, 9/25/2044 (j)	8,580	589
Series K727, Class X3, IO, 2.07%, 10/25/2044 (j)	15,000	250
Series K068, Class X3, IO, 2.13%, 10/25/2044 (j)	19,730	1,396
Series K059, Class X3, IO, 1.98%, 11/25/2044 (j)	8,000	405
Series K724, Class X3, IO, 1.93%, 12/25/2044 (j)	4,930	15
Series K070, Class X3, IO, 2.11%, 12/25/2044 (j)	42,245	2,984
Series K730, Class X3, IO, 2.10%, 2/25/2045 (j)	47,270	1,096
Series K728, Class X3, IO, 2.02%, 11/25/2045 (j)	5,013	102
Series K072, Class X3, IO, 2.21%, 12/25/2045 (j)	20,640	1,561
Series K089, Class X3, IO, 2.38%, 1/25/2046 (j)	132,506	13,500
Series K087, Class X3, IO, 2.40%, 1/25/2046 (j)	89,384	8,713
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K091, Class X3, IO, 2.36%, 4/25/2046 (j)	81,933	8,587
Series K078, Class X3, IO, 2.29%, 6/25/2046 (j)	2,680	233
Series K079, Class X3, IO, 2.33%, 7/25/2046 (j)	9,000	803
Series K097, Class X3, IO, 2.09%, 9/25/2046 (j)	93,876	8,902
Series K081, Class X3, IO, 2.31%, 9/25/2046 (j)	29,425	2,751
Series K082, Class X3, IO, 2.29%, 10/25/2046 (j)	27,200	2,518
Series K083, Class X3, IO, 2.37%, 11/25/2046 (j)	15,000	1,430
Series K103, Class X3, IO, 1.91%, 12/25/2046 (j)	80,100	7,221
Series K102, Class X3, IO, 1.96%, 12/25/2046 (j)	69,791	6,452
Series K104, Class X3, IO, 1.96%, 2/25/2047 (j)	45,985	4,372
Series K088, Class X3, IO, 2.43%, 2/25/2047 (j)	94,987	9,829
Series K735, Class X3, IO, 2.23%, 5/25/2047 (j)	40,000	2,102
Series K093, Class X3, IO, 2.28%, 5/25/2047 (j)	136,527	13,649
Series K092, Class X3, IO, 2.33%, 5/25/2047 (j)	91,000	9,331
Series K094, Class X3, IO, 2.20%, 7/25/2047 (j)	35,331	3,495
Series K095, Class X3, IO, 2.17%, 8/25/2047 (j)	91,253	8,893
Series K736, Class X3, IO, 2.08%, 9/25/2047 (j)	89,230	4,405
Series K116, Class X3, IO, 3.12%, 9/25/2047 (j)	23,000	3,653
Series K099, Class X3, IO, 2.02%, 10/25/2047 (j)	49,100	4,538
Series K098, Class X3, IO, 2.07%, 10/25/2047 (j)	145,702	13,486
Series K740, Class X3, IO, 2.56%, 11/25/2047 (j)	21,423	1,780
Series K737, Class X3, IO, 1.83%, 1/25/2048 (j)	74,853	3,754
Series K106, Class X3, IO, 1.99%, 3/25/2048 (j)	100,622	9,593
Series K105, Class X3, IO, 2.04%, 3/25/2048 (j)	118,746	11,867
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	195

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K111, Class X3, IO, 3.29%, 4/25/2048 (j)	52,234	8,575
Series K108, Class X3, IO, 3.61%, 4/25/2048 (j)	63,492	11,073
Series K738, Class X3, IO, 3.43%, 5/25/2048 (j)	71,537	6,907
Series K110, Class X3, IO, 3.52%, 6/25/2048 (j)	28,200	4,855
Series K112, Class X3, IO, 3.11%, 7/25/2048 (j)	47,630	7,394
Series K114, Class X3, IO, 2.83%, 8/25/2048 (j)	10,750	1,512
Series K130, Class X3, IO, 3.20%, 8/25/2048 (j)	7,934	1,422
Series K117, Class X3, IO, 2.97%, 10/25/2048 (j)	36,500	5,570
Series K120, Class X3, IO, 2.84%, 11/25/2048 (j)	38,372	5,640
Series K121, Class X3, IO, 2.87%, 11/25/2048 (j)	52,192	7,918
Series K739, Class X3, IO, 2.90%, 11/25/2048 (j)	39,675	3,636
Series K122, Class X3, IO, 2.72%, 1/25/2049 (j)	36,631	5,201
Series K743, Class X3, IO, 3.06%, 6/25/2049 (j)	5,000	556
Series 2021-MN3, Class M2, 9.29%, 11/25/2051 (a) (j)	10,300	9,828
Series Q014, Class X, IO, 2.79%, 10/25/2055 (j)	5,440	957
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 1.04%, 2/10/2056 (j)	57,154	1,767
FNMA ACES
Series 2015-M1, Class X2, IO, 0.60%, 9/25/2024 (j)	18,941	65
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (j)	66,514	31
Series 2019-M28, Class XAV3, IO, 1.26%, 2/25/2027 (j)	30,103	657
Series 2017-M8, Class X, IO, 0.20%, 5/25/2027 (j)	43,331	134
Series 2020-M10, Class X7, IO, 1.81%, 11/25/2027 (j)	37,656	1,937
Series 2020-M26, Class X3, IO, 1.84%, 1/25/2028 (j)	21,380	979
Series 2020-M4, Class 1X2, IO, 0.84%, 2/25/2028 (j)	14,197	378
Series 2020-M4, Class 1X3, IO, 1.12%, 2/25/2028 (j)	77,840	2,789
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-M33, Class X, IO, 2.00%, 6/25/2028 (j)	29,285	1,577
Series 2019-M30, Class X4, IO, 1.07%, 8/25/2028 (j)	40,287	687
Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028 (j)	18,137	892
Series 2019-M31, Class X, IO, 1.42%, 9/25/2028 (j)	30,843	1,492
Series 2019-M30, Class X1, IO, 0.38%, 11/25/2028 (j)	84,764	850
Series 2020-M10, Class X3, IO, 1.41%, 11/25/2028 (j)	61,902	2,804
Series 2020-M10, Class X5, IO, 1.55%, 11/25/2028 (j)	54,403	2,715
Series 2019-M12, Class X, IO, 0.68%, 6/25/2029 (j)	142,977	3,294
Series 2019-M19, Class X2, IO, 0.74%, 9/25/2029 (j)	86,431	2,546
Series 2019-M32, Class X2, IO, 1.22%, 10/25/2029 (j)	28,403	1,395
Series 2019-M30, Class X2, IO, 0.13%, 12/25/2029 (j)	100,661	307
Series 2020-M3, Class X1, IO, 0.44%, 2/25/2030 (j)	16,882	295
Series 2019-M28, Class XA2, IO, 0.65%, 2/25/2030 (j)	17,425	326
Series 2019-M28, Class XA3, IO, 1.04%, 2/25/2030 (j)	31,119	1,084
Series 2020-M6, Class XD, IO, 1.15%, 2/25/2030 (j)	7,083	211
Series 2020-M19, Class X1, IO, 0.51%, 5/25/2030 (j)	29,432	615
Series 2020-M7, Class X, IO, 1.12%, 7/25/2030 (j)	31,485	1,453
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (j)	105,352	8,201
Series 2021-M16, Class X, IO, 0.76%, 1/1/2031 (j)	117,399	2,829
Series 2019-M21, Class X2, IO, 1.40%, 2/25/2031 (j)	69,776	4,136
Series 2020-M22, Class X, IO, 0.98%, 3/25/2031 (j)	75,904	3,124
Series 2020-M39, Class X2, IO, 1.64%, 8/25/2031 (j)	41,823	2,550
Series 2022-M2, Class X2, IO, 0.30%, 1/25/2032 (j)	66,114	903
Series 2020-M21, Class XA, IO, 1.12%, 3/25/2032 (j)	68,164	4,249
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M26, Class X1, IO, 0.57%, 4/25/2032 (j)	21,321	548
Series 2020-M37, Class X, IO, 1.12%, 4/25/2032 (j)	91,528	4,519
Series 2020-M47, Class X1, IO, 0.71%, 10/25/2032 (j)	62,732	1,518
Series 2020-M31, Class X1, IO, 0.93%, 10/25/2032 (j)	93,242	2,407
Series 2019-M30, Class X5, IO, 0.45%, 5/25/2033 (j)	121,291	2,164
Series 2019-M31, Class X1, IO, 1.18%, 4/25/2034 (j)	39,763	2,692
Series 2018-M15, Class X, IO, 0.79%, 1/25/2036 (j)	7,476	225
Series 2020-M6, Class XL, IO, 1.21%, 11/25/2049 (j)	31,838	1,023
FREMF Mortgage Trust
Series 2017-KF29, Class B, 8.77%, 2/25/2024 (a) (j)	110	109
Series 2017-KF36, Class B, 7.87%, 8/25/2024 (a) (j)	3,214	3,135
Series 2017-KF35, Class B, 7.97%, 8/25/2024 (a) (j)	128	125
Series 2017-KF38, Class B, 7.72%, 9/25/2024 (a) (j)	172	168
Series 2017-KF41, Class B, 7.72%, 11/25/2024 (a) (j)	125	122
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (j)	7,208	6,671
Series 2018-KF49, Class B, 7.12%, 6/25/2025 (a) (j)	222	213
Series 2018-KC02, Class B, 4.23%, 7/25/2025 (a) (j)	2,520	2,357
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (j)	15,000	13,772
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (j)	11,000	10,014
Series 2019-KL4F, Class BAS, 4.44%, 10/25/2025 (a) (j)	7,998	7,430
Series 2018-KF53, Class B, 7.27%, 10/25/2025 (j)	492	472
Series 2018-KSL1, Class C, 3.98%, 11/25/2025 (a) (j)	15,000	13,419
Series 2018-KBX1, Class C, 3.69%, 1/25/2026 (a) (j)	7,500	6,199
Series 2019-KC03, Class B, 4.53%, 1/25/2026 (a) (j)	7,000	6,565
Series 2019-KF58, Class B, 7.37%, 1/25/2026 (a) (j)	338	316
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-KF60, Class B, 7.57%, 2/25/2026 (a) (j)	688	659
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (j)	7,609	6,828
Series 2016-KF24, Class B, 10.22%, 10/25/2026 (a) (j)	65	62
Series 2019-KF72, Class B, 7.32%, 11/25/2026 (a) (j)	2,706	2,526
Series 2020-KF74, Class B, 7.37%, 1/25/2027 (a) (j)	948	899
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (a) (j)	9,625	8,318
Series 2017-KF33, Class B, 7.77%, 6/25/2027 (a) (j)	3,885	3,582
Series 2017-KF40, Class B, 7.92%, 11/25/2027 (a) (j)	124	114
Series 2018-KHG1, Class C, 3.95%, 12/25/2027 (a) (j)	26,000	22,749
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,000	8,383
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	131,055	398
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,000	60
Series 2018-KW06, Class B, 4.40%, 6/25/2028 (a) (j)	6,326	5,778
Series 21K-F116, Class CS, 11.50%, 6/25/2028 (a) (j)	33,727	33,407
Series 2018-KF50, Class B, 7.12%, 7/25/2028 (a) (j)	145	129
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (j)	11,071	9,153
Series 2018-KSW4, Class C, 10.22%, 10/25/2028 (j)	3,676	3,287
Series 2018-KF56, Class B, 7.67%, 11/25/2028 (a) (j)	274	248
Series 2019-KW08, Class B, 4.39%, 1/25/2029 (a) (j)	16,320	14,827
Series 2019-KF57, Class B, 7.47%, 1/25/2029 (a) (j)	1,079	1,006
Series 2019-KBF3, Class C, 9.97%, 1/25/2029 (a) (j)	9,049	8,384
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	8,542
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (j)	3,600	3,112
Series 2019-KG01, Class B, 4.31%, 4/25/2029 (a) (j)	3,000	2,527
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	197

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KF61, Class B, 7.42%, 4/25/2029 (a) (j)	2,304	2,063
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	257,197	962
Series 2019-KW09, Class B, 4.15%, 5/25/2029 (a) (j)	15,670	13,743
Series 2019-KF63, Class B, 7.57%, 5/25/2029 (a) (j)	4,253	3,693
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	22,210	12,991
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	20,000	86
Series 2019-KC05, Class B, 4.32%, 7/25/2029 (a) (j)	16,737	14,107
Series 2019-KF65, Class B, 7.62%, 7/25/2029 (a) (j)	3,777	3,347
Series 2019-KF66, Class B, 7.62%, 7/25/2029 (a) (j)	2,134	1,956
Series 2019-KF67, Class B, 7.47%, 8/25/2029 (a) (j)	3,248	3,010
Series 2019-KF67, Class C, 11.22%, 8/25/2029 (a) (j)	9,743	8,090
Series 2019-KF70, Class B, 7.52%, 9/25/2029 (a) (j)	922	852
Series 2019-KF71, Class B, 7.52%, 10/25/2029 (a) (j)	3,521	3,203
Series 2019-KF73, Class B, 7.67%, 11/25/2029 (a) (j)	8,758	8,080
Series 2020-KF75, Class B, 7.47%, 12/25/2029 (a) (j)	2,263	2,046
Series 2020-KF76, Class B, 7.97%, 1/25/2030 (a) (j)	1,775	1,647
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,089	6,881
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	148,609	444
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,500	66
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (j)	1,000	827
Series 2017-K153, Class B, PO, 4/25/2032 (a)	8,000	3,459
Series 2023-KF149, Class CS, 11.25%, 12/25/2032 (a) (j)	9,498	9,697
Series 2018-K158, Class B, 4.42%, 10/25/2033 (a) (j)	1,750	1,497
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	289,249	1,955
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	148,704	929
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-K53, Class B, 4.16%, 3/25/2049 (a) (j)	69	66
Series 2017-K728, Class C, 3.77%, 11/25/2050 (a) (j)	105	101
Series 2018-K75, Class D, PO, 4/25/2051 (a)	30,000	18,923
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	482,340	1,511
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	394
FRR Re-REMIC Trust
Series 2018-C1, Class CK43, PO, 2/27/2048 (a)	9,400	8,058
Series 2018-C1, Class BK43, 2.76%, 2/27/2048 (a) (j)	12,434	11,477
Series 2018-C1, Class A725, 2.48%, 2/27/2050 (a) (j)	1,000	967
Series 2018-C1, Class B725, 2.82%, 2/27/2050 (a) (j)	2,225	2,135
GNMA
Series 2012-89, IO, 0.10%, 12/16/2053 (j)	8,348	5
Series 2015-104, IO, 0.10%, 5/16/2055 (j)	7,562	47
Series 2017-53, IO, 0.53%, 11/16/2056 (j)	18,766	579
Series 2017-76, IO, 0.79%, 12/16/2056 (j)	6,888	289
Series 2017-173, IO, 0.75%, 9/16/2057 (j)	7,892	326
Series 2017-16, IO, 0.38%, 9/16/2058 (j)	14,509	294
Series 2017-81, IO, 0.66%, 12/16/2058 (j)	4,853	171
Series 2017-70, IO, 0.39%, 2/16/2059 (j)	4,442	123
Series 2018-45, IO, 0.54%, 3/16/2059 (j)	13,831	457
Series 2017-105, IO, 0.52%, 5/16/2059 (j)	15,309	511
Series 2017-35, IO, 0.64%, 5/16/2059 (j)	7,882	284
Series 2017-51, IO, 0.65%, 5/16/2059 (j)	4,978	178
Series 2017-148, IO, 0.55%, 7/16/2059 (j)	13,657	430
Series 2023-108, IO, 0.70%, 8/16/2059 (j)	247,038	8,884
Series 2017-171, IO, 0.65%, 9/16/2059 (j)	2,234	82
Series 2018-57, IO, 0.41%, 10/16/2059 (j)	59,663	1,876
Series 2018-4, IO, 0.57%, 10/16/2059 (j)	4,209	145
Series 2018-9, IO, 0.44%, 1/16/2060 (j)	88,052	2,581
Series 2019-67, IO, 0.91%, 2/16/2060 (j)	9,048	490
Series 2018-106, IO, 0.65%, 4/16/2060 (j)	6,769	316
Series 2019-109, IO, 0.80%, 4/16/2060 (j)	30,138	1,640
Series 2018-119, IO, 0.67%, 5/16/2060 (j)	7,882	424
Series 2018-85, IO, 0.55%, 7/16/2060 (j)	8,961	347
Series 2018-98, IO, 0.45%, 8/16/2060 (j)	36,967	1,180
Series 2019-9, IO, 0.88%, 8/16/2060 (j)	12,545	630
Series 2020-184, IO, 0.91%, 11/16/2060 (j)	9,403	571
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (j)	69,476	3,525
Series 2019-32, IO, 0.60%, 5/16/2061 (j)	51,276	2,291
Series 2021-95, Class TA, IF, IO, 3.37%, 6/1/2061 (j)	54,095	2,826
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (j)	4,516	227
Series 2021-147, IO, 0.99%, 6/16/2061 (j)	31,089	2,151
Series 2021-123, Class SA, IF, IO, 3.63%, 6/16/2061 (j)	46,680	2,246
Series 2019-155, IO, 0.53%, 7/16/2061 (j)	105,775	4,268
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (j)	53,041	2,816
Series 2021-218, IO, 0.96%, 10/16/2061 (j)	15,733	1,099
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (j)	75,867	5,077
Series 2020-28, IO, 0.82%, 11/16/2061 (j)	17,955	980
Series 2020-56, IO, 0.97%, 11/16/2061 (j)	47,702	2,826
Series 2020-124, IO, 0.99%, 12/16/2061 (j)	8,876	587
Series 2019-130, IO, 0.68%, 1/16/2062 (j)	8,816	434
Series 2019-144, IO, 0.79%, 1/16/2062 (j)	14,252	796
Series 2020-40, IO, 0.88%, 1/16/2062 (j)	40,786	2,279
Series 2020-14, IO, 0.59%, 2/16/2062 (j)	93,278	4,119
Series 2020-2, IO, 0.59%, 3/16/2062 (j)	51,137	2,140
Series 2020-27, IO, 0.69%, 3/16/2062 (j)	26,147	1,236
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (j)	48,999	2,921
Series 2020-110, IO, 0.98%, 3/16/2062 (j)	26,338	1,616
Series 2020-143, IO, 1.12%, 3/16/2062 (j)	10,691	790
Series 2020-10, IO, 0.58%, 4/16/2062 (j)	34,462	1,466
Series 2020-23, IO, 0.66%, 4/16/2062 (j)	96,622	4,660
Series 2020-70, IO, 0.76%, 4/16/2062 (j)	49,207	2,599
Series 2020-38, IO, 0.82%, 4/16/2062 (j)	108,914	5,907
Series 2020-54, IO, 0.92%, 4/16/2062 (j)	165,590	9,762
Series 2020-120, IO, 0.76%, 5/16/2062 (j)	8,539	482
Series 2020-72, IO, 1.04%, 5/16/2062 (j)	110,531	7,128
Series 2020-50, IO, 0.49%, 6/16/2062 (j)	46,189	2,000
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (j)	139,036	7,891
Series 2020-108, IO, 0.85%, 6/16/2062 (j)	34,144	1,960
Series 2020-118, IO, 0.88%, 6/16/2062 (j)	59,294	3,504
Series 2020-147, IO, 0.91%, 6/16/2062 (j)	173,558	10,796
Series 2020-194, IO, 1.08%, 6/16/2062 (j)	13,222	947
Series 2020-169, IO, 0.85%, 7/16/2062 (j)	364,272	21,819
Series 2020-136, IO, 1.01%, 8/16/2062 (j)	54,866	3,681
Series 2020-161, IO, 1.05%, 8/16/2062 (j)	21,024	1,434
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-111, IO, 0.88%, 9/15/2062 (j)	17,191	995
Series 2020-158, IO, 0.77%, 9/16/2062 (j)	55,497	3,071
Series 2021-88, IO, 0.79%, 9/16/2062 (j)	277,787	16,486
Series 2020-114, IO, 0.80%, 9/16/2062 (j)	76,660	4,807
Series 2021-3, IO, 0.87%, 9/16/2062 (j)	204,062	12,598
Series 2020-192, IO, 0.95%, 9/16/2062 (j)	63,743	4,076
Series 2020-172, IO, 1.15%, 9/16/2062 (j)	41,062	3,129
Series 2021-33, IO, 0.84%, 10/16/2062 (j)	184,285	11,316
Series 2021-102, IO, 0.85%, 10/16/2062 (j)	26,631	1,574
Series 2021-71, IO, 0.87%, 10/16/2062 (j)	170,330	10,621
Series 2020-128, IO, 0.91%, 10/16/2062 (j)	57,833	3,616
Series 2020-159, IO, 1.00%, 10/16/2062 (j)	28,419	1,875
Series 2021-80, IO, 0.90%, 12/16/2062 (j)	64,190	4,313
Series 2020-150, IO, 0.96%, 12/16/2062 (j)	84,991	5,653
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (j)	18,400	1,440
Series 2021-48, Class HT, IF, IO, 1.36%, 12/16/2062 (j)	86,241	3,234
Series 2021-40, IO, 0.82%, 2/16/2063 (j)	49,726	3,037
Series 2021-120, IO, 0.99%, 2/16/2063 (j)	53,964	3,769
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (j)	106,996	6,409
Series 2020-145, IO, 0.73%, 3/16/2063 (j)	35,389	1,886
Series 2021-101, IO, 0.68%, 4/16/2063 (j)	86,319	4,672
Series 2021-106, IO, 0.86%, 4/16/2063 (j)	170,654	11,126
Series 2021-151, IO, 0.92%, 4/16/2063 (j)	105,806	7,162
Series 2021-168, IO, 0.80%, 5/16/2063 (j)	144,432	8,751
Series 2021-126, IO, 0.85%, 5/16/2063 (j)	15,219	990
Series 2021-22, IO, 0.98%, 5/16/2063 (j)	54,377	3,698
Series 2021-10, IO, 0.99%, 5/16/2063 (j)	25,735	1,778
Series 2021-170, IO, 0.99%, 5/16/2063 (j)	15,057	1,071
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (j)	47,567	2,345
Series 2021-133, IO, 0.88%, 7/16/2063 (j)	88,836	5,862
Series 2021-181, IO, 0.97%, 7/16/2063 (j)	210,328	14,544
Series 2021-61, IO, 1.03%, 8/16/2063 (j)	42,458	2,940
Series 2023-15, Class AB, 4.00%, 8/16/2063 (j)	8,941	8,319
Series 2021-112, IO, 0.95%, 10/16/2063 (j)	18,120	1,260
Series 2021-148, IO, 1.06%, 10/16/2063 (j)	66,702	5,103
Series 2021-110, IO, 0.87%, 11/16/2063 (j)	2,843	183
Series 2021-180, IO, 0.91%, 11/16/2063 (j)	19,791	1,359
Series 2021-185, IO, 1.10%, 11/16/2063 (j)	38,770	3,081
Series 2021-167, IO, 0.87%, 12/16/2063 (j)	64,792	4,461
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (j)	51,976	3,012
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	199

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-224, IO, 0.78%, 4/16/2064 (j)	81,920	5,318
Series 2022-149, IO, 0.45%, 6/16/2064 (j)	49,434	2,225
Series 2022-134, IO, 0.51%, 6/16/2064 (j)	29,583	1,387
Series 2022-52, IO, 0.77%, 6/16/2064 (j)	151,701	8,732
Series 2022-141, IO, 0.78%, 6/16/2064 (j)	11,893	839
Series 2022-210, IO, 0.70%, 7/16/2064 (j)	35,732	2,308
Series 2022-199, IO, 0.76%, 7/16/2064 (j)	32,739	2,150
Series 2023-15, IO, 0.92%, 8/16/2064 (j)	32,520	2,434
Series 2023-26, IO, 0.97%, 4/16/2065 (j)	59,734	4,317
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	32,558	2,458
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.77%, 11/10/2045 (a) (j)	332	299
Series 2015-GC28, Class D, 4.45%, 2/10/2048 (a) (j)	2,000	1,697
Series 2015-GC32, Class D, 3.35%, 7/10/2048	4,521	3,787
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (j)	5,547	3,271
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	3,197
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	4,950	2,426
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (a)	11,880	6,704
Series 2019-GSA1, Class XB, IO, 0.42%, 11/10/2052 (j)	39,035	660
Series 2020-GC45, Class XA, IO, 0.78%, 2/13/2053 (j)	74,020	2,185
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (j)	3,000	1,679
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (a) (j)	7,000	3,475
Series 2020-GC47, Class XA, IO, 1.24%, 5/12/2053 (j)	80,642	4,632
Series 2020-GSA2, Class XA, IO, 1.83%, 12/12/2053 (a) (j)	185,452	15,859
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (a)	18,158	9,473
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (a)	4,000	1,701
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (j)	1,889	1,840
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025 ‡	7,000	6,398
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ILPT Commercial Mortgage Trust Series 2022-LPF2, Class E, 11.25%, 10/15/2039 (a) (j)	8,760	8,671
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	3,000	2,614
Series 2015-C31, Class B, 4.78%, 8/15/2048 (j)	2,000	1,657
Series 2015-C31, Class C, 4.78%, 8/15/2048 (j)	5,000	3,933
Series 2015-C33, Class D2, 4.29%, 12/15/2048 (a) (j)	1,000	722
Series 2015-C33, Class C, 4.79%, 12/15/2048 (j)	3,350	2,709
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (j)	1,500	1,224
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.58%, 3/15/2050 (j)	31,917	469
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (j)	1,550	1,229
Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (j)	4,669	3,174
Series 2017-JP7, Class D, 4.53%, 9/15/2050 (a) (j)	367	247
JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047 ‡ (a)	1,500	1,379
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (a)	9,875	5,312
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.13%, 12/15/2046 (a) (j)	2,750	2,344
Series 2015-JP1, Class C, 4.88%, 1/15/2049 (j)	1,000	838
Series 2016-JP3, Class D, 3.55%, 8/15/2049 (a) (j)	8,122	5,422
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 7.47%, 12/15/2037 (a) (j)	3,938	3,795
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (j)	88	33
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.22%, 2/15/2047 (a) (j)	5,350	5,068
Series 2014-C15, Class D, 5.01%, 4/15/2047 (a) (j)	1,000	904
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-C16, Class B, 4.44%, 6/15/2047 (j)	11,000	9,924
Series 2014-C16, Class C, 4.87%, 6/15/2047 (j)	2,300	1,932
Series 2014-C17, Class C, 4.64%, 8/15/2047 (j)	4,000	3,786
Series 2014-C17, Class D, 4.89%, 8/15/2047 (a) (j)	9,393	8,275
Series 2015-C27, Class E, 3.24%, 12/15/2047 (a) (j)	2,500	1,512
Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (j)	6,334	3,508
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,000	1,564
Series 2014-C19, Class E, 3.25%, 12/15/2047 (a)	6,500	4,644
Series 2014-C19, Class C, 4.00%, 12/15/2047	3,000	2,704
Series 2015-C20, Class D, 3.07%, 2/15/2048 (a)	5,086	4,133
Series 2015-C21, Class XA, IO, 0.98%, 3/15/2048 (j)	19,612	163
Series 2015-C21, Class B, 3.85%, 3/15/2048 (j)	4,000	3,495
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	8,000	6,613
Series 2015-C26, Class D, 3.06%, 10/15/2048 (a)	4,000	2,480
Series 2016-C31, Class B, 3.88%, 11/15/2049 (j)	4,350	3,671
Series 2016-C31, Class C, 4.40%, 11/15/2049 (j)	1,000	772
Series 2015-C23, Class D, 4.28%, 7/15/2050 (a) (j)	1,500	1,254
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.46%, 12/15/2050 (j)	1,200	974
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 (a) (j)	1,000	710
Series 2016-UB11, Class C, 3.69%, 8/15/2049 (j)	2,000	1,690
Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	2,555
Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	7,175	3,594
Series 2020-HR8, Class XA, IO, 1.96%, 7/15/2053 (j)	19,495	1,813
Series 2021-L5, Class XB, IO, 0.84%, 5/15/2054 (j)	60,000	2,702
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-L5, Class E, 2.50%, 5/15/2054 (a)	4,234	1,785
Series 2021-L5, Class C, 3.16%, 5/15/2054	6,000	3,923
Series 2021-L6, Class D, 2.50%, 6/15/2054 (a) (j)	13,685	6,858
Series 2021-L6, Class E, 2.50%, 6/15/2054 (a) (j)	5,500	2,355
Series 2021-L7, Class E, 2.50%, 10/15/2054 (a)	8,091	3,395
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	13,337	7,229
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	20,000	10,047
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.65%, 10/25/2049 (a) (j)	34,631	33,720
Series 2020-01, Class M10, 9.15%, 3/25/2050 (a) (j)	47,130	45,839
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.66%, 12/18/2051 (a) (j)	8,000	6,133
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 (a) (j)	5,000	2,697
Octagon 66 Ltd. (Cayman Islands) Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	569
P4 SFR Series 2019-STL B9.25%, 10/11/2026 ‡	7,700	7,374
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.36%, 2/13/2053 (a) (j)	84,011	4,867
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (a)	11,440	8,943
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (a) (j)	4,750	3,523
Series 2020-RR1, Class D, 4.19%, 2/13/2053 (a) (j)	9,750	6,263
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	14,737	13,010
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	2,000	1,685
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	4,295
Series 2017-C2, Class C, 4.30%, 8/15/2050 (j)	7,250	5,736
Series 2018-C11, Class XB, IO, 0.37%, 6/15/2051 (j)	100,000	1,458
Series 2018-C11, Class B, 4.71%, 6/15/2051 (j)	5,000	4,184
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	201

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (j)	1,409	1,330
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (j)	104	89
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (j)	191	156
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (j)	1,511	1,384
Series 2019-1, Class M1, 3.94%, 3/25/2049 (a) (j)	3,184	2,757
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (j)	2,955	2,769
Series 2021-1, Class M1, 1.79%, 5/25/2051 (a) (j)	3,115	2,443
Series 2021-1, Class M2, 2.26%, 5/25/2051 (a) (j)	2,079	1,610
Series 2021-4, Class A, 2.52%, 12/26/2051 (a) (j)	2,884	2,175
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (j)	3,006	2,789
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (j)	5,117	4,851
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (j)	5,437	5,181
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.73%, 12/20/2035 (j)	91,872	4,250
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (j)	7,952	6,426
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	3,000	2,525
Series 2015-C27, Class C, 3.89%, 2/15/2048	3,500	2,836
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (j)	9,230	7,067
Series 2015-C29, Class D, 4.36%, 6/15/2048 (j)	4,000	3,330
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (a)	1,500	682
Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	4,500	3,014
Series 2018-C44, Class XB, IO, 0.28%, 5/15/2051 (j)	70,000	540
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,250	753
Series 2018-C46, Class D, 3.00%, 8/15/2051 (a)	1,890	1,161
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-C52, Class XA, IO, 1.75%, 8/15/2052 (j)	15,599	996
Series 2020-C55, Class D, 2.50%, 2/15/2053 (a)	4,500	2,450
Series 2020-C55, Class E, 2.50%, 2/15/2053 (a)	6,850	3,173
Series 2021-C59, Class D, 2.50%, 4/15/2054 (a)	2,500	1,253
Series 2022-C62, Class C, 4.50%, 4/15/2055 (j)	2,500	1,836
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (a)	2,000	1,669
Series 2015-NXS2, Class D, 4.42%, 7/15/2058 (j)	2,226	1,724
Series 2015-LC22, Class D, 4.70%, 9/15/2058 (j)	5,107	4,156
Series 2016-C32, Class D, 3.79%, 1/15/2059 (a) (j)	4,000	3,060
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.05%, 9/15/2057 (a) (j)	1,440	920
Total Commercial Mortgage-Backed Securities (Cost $2,727,522)		2,221,736
Asset-Backed Securities — 21.5%
ABFC Trust Series 2002-OPT1, Class M1, 6.52%, 5/25/2032 (j)	114	114
ACC, 0.25%, 6/15/2026 ‡	15,881	7,623
ACC Trust
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	2,811	2,770
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	13,004	11,799
Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	9,131	3,111
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (a)	154	148
Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	335	324
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,718	1,548
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	2,112	1,898
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	2,906	2,590
Affirm Asset Securitization Trust
Series 2022-X1, Class CERT, 0.00%, 2/15/2027 ‡ (a)	12	114
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	2,237	2,187
Series 2022-A, Class 1D, 5.53%, 5/17/2027 (a)	8,505	8,176
Series 2022-A, Class 1E, 8.04%, 5/17/2027 (a)	9,040	8,628
Series 2022-A, Class E, 8.04%, 5/17/2027 (a)	7,840	7,483
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	3,735	3,711
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	807	817
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	4,372	3,813
American Credit Acceptance Receivables Trust
Series 2022-4, Class B, 6.75%, 10/13/2026 (a)	800	802
Series 2021-1, Class F, 4.01%, 11/15/2027 (a)	900	877
Series 2021-2, Class F, 3.73%, 1/13/2028 (a)	6,425	6,047
Series 2022-1, Class E, 3.64%, 3/13/2028 (a)	10,316	9,393
Series 2022-2, Class D, 4.85%, 6/13/2028 (a)	8,433	8,091
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	12,853	12,250
Series 2021-4, Class F, 4.21%, 7/13/2028 (a)	8,630	7,742
Series 2022-3, Class C, 4.86%, 10/13/2028 (a)	2,078	2,038
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,333	4,226
Series 2022-1, Class F, 4.87%, 11/13/2028 (a)	4,482	3,821
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	1,700	1,722
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	4,158	4,083
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	5,575	5,496
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	4,890	4,833
AmeriCredit Automobile Receivables Trust Series 2022-2, Class C, 5.32%, 4/18/2028	7,000	6,909
AMSR Trust
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	9,960	9,369
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	10,005	9,473
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	7,500	7,034
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (a)	2,325	2,104
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	18,177	16,352
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	15,556	14,091
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 (a)	7,300	6,660
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	5,310	4,717
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	2,125	1,928
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	2,125	1,991
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (a)	9,913	8,914
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	9,913	8,918
Applebee's Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	8,005	7,438
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (a)	6,205	5,483
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,250	3,583
AREIT Trust Series 2021-CRE5, Class D, 8.08%, 11/17/2038 ‡ (a) (j)	12,500	11,592
Ares CLO Ltd. (Cayman Islands) Series 2016-39A, Class A1R2, 6.62%, 4/18/2031 (a) (j)	4,600	4,586
Arivo Acceptance Auto Loan Receivables Trust
Series 2019-1, Class B, 3.37%, 6/15/2025 (a)	1,678	1,676
Series 2019-1, Class C, 4.35%, 6/15/2026 (a)	1,500	1,498
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	93	93
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	20,500	18,463
Bain Capital Credit CLO (Cayman Islands)
Series 2020-1A, Class A1, 6.76%, 4/18/2033 (a) (j)	2,390	2,374
Series 2019-1A, Class AR, 6.71%, 4/19/2034 (a) (j)	12,000	11,918
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2020-3A, Class A1R, 6.77%, 10/23/2034 (a) (j)	4,300	4,262
Series 2021-7A, Class A1, 6.75%, 1/22/2035 (a) (j)	2,780	2,753
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class DR, 11.74%, 10/20/2031 (a) (j)	2,250	2,194
Series 2019-1A, Class A1R, 6.60%, 7/15/2032 (a) (j)	1,410	1,395
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	203

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	830	841
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class D, 8.17%, 12/15/2038 (a) (j)	8,700	8,079
Series 2021-FL7, Class E, 8.82%, 12/15/2038 (a) (j)	225	206
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	1,877	1,771
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	1,992	1,861
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	2,107	2,043
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	2,400	2,136
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	1,860	1,732
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	771	728
Camden, 8.50%, 9/15/2031 ‡	10,216	9,807
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	5,770	5,570
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,763	2,263
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,461	3,246
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,967	2,625
Series 2020-1A, Class B1, 4.17%, 2/15/2050 (a)	3,500	3,276
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	4,290	3,789
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	4,510	3,747
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	5,936	4,539
Carvana Auto Receivables Trust
Series 2019-1A, Class E, 5.64%, 1/15/2026 (a)	283	283
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	2,702	2,681
Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	9,700	9,549
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	6,990	6,819
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (j)	5,564	5,269
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (a) (i)	9,515	8,371
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 (i)	147	143
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	10,983	10,238
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	10,983	10,599
CIFC Funding Ltd. (Cayman Islands) Series 2021-4A, Class A, 6.62%, 7/15/2033 (a) (j)	2,890	2,875
Conn's Receivables Funding LLC
Series 2021-A, Class C, 4.59%, 5/15/2026 (a)	1,357	1,354
Series 2022-A, Class B, 9.52%, 12/15/2026 (a)	2,499	2,509
Series 2023-A, Class B, 10.00%, 1/17/2028 (a)	1,390	1,366
Consumer Loan Underlying Bond Credit Trust
Series 2019-P2, Class C, 4.41%, 10/15/2026 (a)	65	65
Series 2020-P1, Class C, 4.61%, 3/15/2028 (a)	642	635
CoreVest American Finance Trust
Series 2019-1, Class E, 5.78%, 3/15/2052 (a) (j)	1,493	1,378
Series 2019-2, Class E, 5.42%, 6/15/2052 (a) (j)	5,576	4,931
Series 2019-3, Class XB, IO, 1.55%, 10/15/2052 (a) (j)	53,875	3,412
Series 2019-3, Class XA, IO, 2.20%, 10/15/2052 (a) (j)	24,114	459
Series 2019-3, Class D, 3.76%, 10/15/2052 (a)	8,689	7,351
Series 2019-3, Class E, 4.90%, 10/15/2052 (a) (j)	5,810	4,972
CPS Auto Receivables Trust
Series 2021-B, Class E, 3.41%, 6/15/2028 (a)	3,500	3,272
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	4,680	4,638
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	808	778
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	7,917	7,946
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	17,100	17,168
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	22,000	21,900
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	2,000	1,974
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	2,295	2,297
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 6.15%, 7/25/2034 (j)	404	398
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 (a)	3,800	3,004
Diamond Resorts Owner Trust Series 2019-1A, Class D, 5.25%, 2/20/2032 (a)	679	640
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (a)	25,976	23,126
Driven Brands Funding LLC
Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	485	434
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (a)	3,374	3,383
Dryden CLO Ltd. (Cayman Islands)
Series 2018-58A, Class A1, 6.57%, 7/17/2031 (a) (j)	2,800	2,789
Series 2019-68A, Class AR, 6.74%, 7/15/2035 (a) (j)	12,915	12,806
Dryden Senior Loan Fund (Cayman Islands)
Series 2013-26A, Class AR, 6.47%, 4/15/2029 (a) (j)	7,610	7,583
Series 2016-43A, Class AR2, 6.63%, 4/20/2034 (a) (j)	4,670	4,619
DT Auto Owner Trust
Series 2020-3A, Class E, 3.62%, 10/15/2027 (a)	5,300	5,083
Series 2021-1A, Class E, 2.38%, 1/18/2028 (a)	2,000	1,836
Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	6,500	6,020
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	9,815	9,977
Series 2023-1A, Class B, 5.19%, 10/16/2028 (a)	1,067	1,051
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	1,200	1,182
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	11,700	10,990
E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	205	194
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	838	770
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	2,287	2,014
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A, 6.63%, 10/20/2034 (a) (j)	2,520	2,504
Exeter Automobile Receivables Trust
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	11,000	10,734
Series 2023-1A, Class B, 5.72%, 4/15/2027	2,963	2,944
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	17,700	16,083
Series 2023-1A, Class C, 5.82%, 2/15/2028	3,100	3,068
Series 2023-2A, Class C, 5.75%, 7/17/2028	3,000	2,963
Series 2023-4A, Class C, 6.51%, 8/15/2028	3,520	3,534
Series 2022-3A, Class D, 6.76%, 9/15/2028	13,600	13,586
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	2,845	2,560
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,113	1,096
Series 2022-6A, Class D, 8.03%, 4/6/2029	4,232	4,384
Series 2023-1A, Class D, 6.69%, 6/15/2029	2,000	2,000
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	2,972
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,330	1,186
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	23,000	20,815
Series 2023-4A, Class D, 6.95%, 12/17/2029	5,000	5,091
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,138	1,086
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	4,350	4,683
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	1,902	1,766
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 (a)	9,000	8,432
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	15,000	13,658
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	13,000	11,884
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	7,333	6,345
Flagship Credit Auto Trust
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	374	372
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,500	4,290
Series 2021-3, Class E, 3.32%, 12/15/2028 (a)	6,401	5,332
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	205

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	4,000	3,696
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (a) (j)	29,500	28,099
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (j)	7,000	6,125
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (j)	25,000	20,892
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (j)	19,140	14,779
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	10,000	8,977
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	855	818
Series 2019-1A, Class C, 5.66%, 11/15/2034 (a)	3,055	2,920
FREED ABS Trust
Series 2021-1CP, Class C, 2.83%, 3/20/2028 (a)	760	751
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	8,450	8,416
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (a)	9,780	9,829
FTF, 8.00%, 8/15/2024 ‡	4,116	3,251
Galaxy CLO Ltd. (Cayman Islands) Series 2016-22A, Class ARR, 6.77%, 4/16/2034 (a) (j)	13,306	13,218
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class A2, 5.98%, 8/17/2026 (a)	8,143	8,123
Series 2023-1A, Class B, 6.19%, 6/15/2027 (a)	2,933	2,925
Series 2021-4A, Class D, 2.48%, 10/15/2027 (a)	245	226
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	1,175	1,112
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	1,800	1,770
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	7,130	6,475
Series 2023-1A, Class C, 6.38%, 12/15/2028 (a)	2,552	2,549
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	3,261	3,277
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	8,750	7,887
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	1,250	1,205
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,000	1,066
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN1, Class A, 4.50%, 6/25/2052 (a)	1,051	1,011
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	86	84
Hertz Vehicle Financing LLC
Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	5,000	4,717
Series 2021-1A, Class D, 3.98%, 12/26/2025 (a)	10,000	9,421
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	7,600	7,229
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	3,990	3,938
Series 2023-1A, Class D, 9.13%, 6/25/2027 (a)	15,000	14,914
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	3,255	3,271
Series 2023-3A, Class D, 9.43%, 2/25/2028 (a)	4,450	4,477
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	17,000	14,857
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 (a)	1,408	1,298
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	1,225	1,133
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	5,419	5,107
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,020	944
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (a)	14,453	12,047
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (a)	900	8,890
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	855	10,385
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	860	9,531
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	800	10,006
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	750	9,178
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (a)	500	7,022
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (a)	500	8,525
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	8,548
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	6,552
Series 2022-P5, Class CERT, 12.86%, 7/15/2037 ‡ (a)	800	18,876
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (a)	700	15,949
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	6,546	6,415
Series 2021-A, Class D, 5.73%, 12/15/2028 (a)	6,540	6,115
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	27,348	25,912
Series 2021-B, Class D, 6.12%, 2/15/2029 (a)	2,000	1,831
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	33,860	27,758
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	263	259
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	1,577	1,541
LendingPoint Asset Securitization Trust
Series 2021-1, Class C, 4.94%, 4/15/2027 ‡ (a)	3,375	3,357
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	6,500	6,266
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	4,219	3,559
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	14,380	11,213
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000	839
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	1,100	907
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	15,000	11,427
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.87%, 6/15/2039 (a) (j)	22,600	21,431
Series 2021-FL1, Class E, 8.37%, 6/15/2039 (a) (j)	10,000	9,355
LL ABS Trust
Series 2021-1A, Class B, 2.17%, 5/15/2029 (a)	2,269	2,132
Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	5,120	4,600
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	10,463	9,868
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	8,895	8,302
Madison Park Funding Ltd. (Cayman Islands) Series 2019-33A, Class AR, 6.60%, 10/15/2032 (a) (j)	7,000	6,948
Magnetite Ltd. (Cayman Islands) Series 2020-27A, Class ER, 11.59%, 10/20/2034 (a) (j)	7,000	6,674
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	5,120	4,837
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	5,030	3,945
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 (a)	3,823	3,804
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	2,250	2,228
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	1,096	1,095
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	2,550	2,560
Series 2023-1A, Class A, 6.07%, 4/15/2033 (a)	5,673	5,658
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	4,300	4,298
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	1,150	1,152
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	4,742	4,628
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2013-14A, Class AR2, 6.66%, 1/28/2030 (a) (j)	1,099	1,096
New Economy Assets Phase Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	2,550	2,127
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	11,671	11,201
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	5,030	4,690
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	4,500	4,095
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	12,210	11,104
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	22,530	20,095
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	207

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	13,708	12,366
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	3,786	3,516
Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 6.65%, 1/20/2031 (a) (j)	996	994
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	4,680	4,681
OneMain Direct Auto Receivables Trust Series 2022-1A, Class A1, 4.65%, 3/14/2029 (a)	6,233	6,099
OneMain Financial Issuance Trust
Series 2018-2A, Class D, 4.29%, 3/14/2033 (a)	1,500	1,430
Series 2020-2A, Class B, 2.21%, 9/14/2035 (a)	4,000	3,494
Series 2023-2A, Class A2, 6.75%, 9/15/2036 (a) (j)	18,963	18,975
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029	500	495
Series 2022-3, Class B, 8.53%, 1/8/2030 (a)	8,400	8,500
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	1,077	993
Series 2021-B, Class D, 5.41%, 5/8/2031 (a)	1,760	1,585
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 (a)	749	714
Series 2019-A, Class D, 4.93%, 4/9/2038 (a)	1,077	1,009
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	25,000	24,387
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	34,967	29,504
Palmer Square CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1A4, 6.77%, 5/21/2034 (a) (j)	10,000	9,956
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class C, 8.17%, 10/15/2029 (a) (j)	8,877	8,628
Series 2021-4A, Class D, 10.57%, 10/15/2029 (a) (j)	12,000	11,895
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II, 4.67%, 9/5/2048 (a)	1,367	1,312
PNMAC GMSR Issuer Trust Series 2022-GT1, Class A, 9.54%, 5/25/2027 (a) (j)	2,000	1,992
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.57%, 7/25/2035 (i)	109	104
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (i)	3,333	2,814
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (a) (i)	5,000	4,308
Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (a) (i)	9,067	8,955
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (i)	14,000	12,016
Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038 (a)	7,000	6,206
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 (a)	5,000	4,555
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	3,000	2,766
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 (a)	6,100	5,859
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (a)	8,000	6,683
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,211	8,585
PRPM LLC
Series 2021-1, Class A2, 3.72%, 1/25/2026 (a) (j)	5,000	4,256
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (i)	13,547	12,791
Series 2021-6, Class A2, 3.47%, 7/25/2026 (a) (i)	2,749	2,354
Series 2021-7, Class A2, 3.67%, 8/25/2026 (a) (i)	11,837	10,019
Series 2021-8, Class A2, 3.60%, 9/25/2026 (a) (j)	5,500	4,666
Series 2021-10, Class A2, 4.83%, 10/25/2026 (a) (i)	5,000	4,416
RAMP Trust Series 2002-RS2, Class AI5, 4.83%, 3/25/2032 (j)	41	40
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (a) (j)	4,966	4,771
Regional Management Issuance Trust
Series 2020-1, Class D, 6.77%, 10/15/2030 (a)	2,410	2,157
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,600	2,201
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (i)	106	94
Series 2005-2, Class M1, 5.55%, 8/25/2035 (i)	413	368
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	90	84
Repo Buyer RRI Trust, Zero Coupon, 4/14/2055 ‡	5,679	4,855
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	10,000	9,246
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	3,000	2,680
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	930	783
River Rock SFR Frn, 9.25%, 10/15/2024 ‡ (a)	9,068	8,796
RSFR Series 2020-1, Class PT, 5.71%, 2/17/2025 ‡ (a) (i)	19,512	19,380
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	4,511	4,529
Series 2022-4, Class C, 5.00%, 11/15/2029	7,000	6,846
Series 2023-3, Class C, 5.77%, 11/15/2030	1,600	1,592
Series 2022-7, Class C, 6.69%, 3/17/2031	493	500
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	880	836
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	7,629
SART
5.64%, 2/15/2024 ‡	793	792
Series 2018-1, 4.76%, 6/15/2025 ‡	138	137
5.01%, 4/15/2026 ‡	1,526	1,511
4.60%, 7/15/2026 ‡	1,888	1,844
SART CRR Series 4, Class B, 4.70%, 10/15/2024 ‡	2,004	1,964
SBA Small Business Investment Cos. Series 2023-10A, Class 1, 5.17%, 3/10/2033	32,500	32,180
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	2,354	2,075
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	5,360	4,660
Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	3,300	3,008
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	20,757	19,211
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (a)	559	510
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036 (a)	180	173
Series 2019-2A, Class D, 4.54%, 5/20/2036 (a)	509	486
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3A, Class D, 4.18%, 8/20/2036 (a)	1,114	1,051
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	2,819	2,697
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	1,421	1,277
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	5,939	6,040
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	3,345	3,315
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (a)	1,005	1,004
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (i)	7,500	6,327
Stratus CLO Ltd. (Cayman Islands) Series 2021-3A, Class E, 11.34%, 12/29/2029 (a) (j)	1,940	1,835
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	3,637	3,658
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (a)	500	489
Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	500	475
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	3,930	3,704
Series 2016-1, Class B, 3.65%, 1/7/2026	3,026	2,808
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 (a)	1,875	611
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 (a)	2,900	862
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	1,768	1,685
Series 2021-PT1, Class A, HB, 20.42%, 9/20/2027 ‡ (a) (j)	3,196	2,980
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 (a)	3,500	1,612
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 (a)	2,670	883
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 (a)	2,830	1,089
Series 2021-PT2, Class A, HB, 20.19%, 11/20/2029 ‡ (a) (j)	4,699	3,914
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 ‡ (a) (j)	4,929	3,991
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	209

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 ‡ (a) (j)	1,876	1,732
Series 2022-PT2, Class A, 17.81%, 2/20/2030 (a) (j)	5,284	5,284
Series 2022-PT1, Class A, HB, 20.17%, 2/20/2030 (a) (j)	5,602	5,602
Series 2022-PT3, Class A, 19.73%, 4/20/2030 ‡ (a) (j)	4,322	4,372
Series 2022-PT4, Class A, 19.91%, 5/20/2030 (a) (j)	3,706	3,706
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 6/20/2031 (a)	16,291	15,123
Series 2021-3, Class C, 3.28%, 7/20/2031 (a)	6,518	5,890
Series 2021-4, Class C, 3.19%, 9/20/2031 (a)	6,604	5,830
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	17,436	15,243
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	6,474	5,708
Series 2022-2, Class B, 6.10%, 5/20/2032 (a)	12,700	12,539
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	8,054	7,601
Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,392	7,494
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	4,549	4,429
VCAT LLC Series 2021-NPL2, Class A2, 4.21%, 3/27/2051 (a) (i)	5,500	4,776
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,998	9,123
9.46%, 7/18/2027 ‡	20,000	18,004
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (i)	10,080	9,515
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (i)	3,277	3,144
Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 8.82%, 10/18/2031 (a) (j)	535	461
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,330	1,247
Series 2019-AA, Class D, 4.03%, 6/15/2038 (a)	524	492
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	2,402	2,371
Westlake Automobile Receivables Trust
Series 2022-2A, Class C, 4.85%, 9/15/2027 (a)	2,520	2,469
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,920	1,881
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-2A, Class F, 3.66%, 12/15/2027 (a)	2,975	2,748
Series 2023-1A, Class B, 5.41%, 1/18/2028 (a)	375	371
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	404	399
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	5,200	5,192
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	438	437
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	3,795	3,780
Total Asset-Backed Securities (Cost $2,151,057)		2,011,505
Mortgage-Backed Securities — 16.0%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	19,200	18,539
Pool # WN2184, 2.50%, 4/1/2032	9,600	7,907
Pool # WN2270, 3.95%, 10/1/2032	9,500	8,632
Pool # WN2271, 3.95%, 10/1/2032	8,200	7,451
Pool # WN2290, 3.80%, 11/1/2032	7,834	7,057
Pool # WN2298, 4.35%, 11/1/2032	8,350	7,771
Pool # WA3236, 4.75%, 11/1/2032	9,705	9,189
Pool # WN1205, 4.60%, 1/1/2033	4,600	4,314
Pool # WN1206, 4.60%, 1/1/2033	7,899	7,419
Pool # WN2308, 4.90%, 1/1/2033	2,000	1,900
FNMA UMBS, 30 Year
Pool # MA4784, 4.50%, 10/1/2052	19,532	18,519
Pool # MA5073, 6.00%, 7/1/2053	68,815	68,991
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 9/25/2053 (k)	410,000	366,453
TBA, 4.50%, 9/25/2053 (k)	33,000	31,288
GNMA II, 30 Year
Pool # BF2605, 5.50%, 5/20/2048	269	272
Pool # BJ9839, 4.38%, 4/20/2049	127	122
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8272, 6.50%, 9/20/2052	183	186
Pool # MA8431, 6.50%, 11/20/2052	5,994	6,079
Pool # MA8432, 7.00%, 11/20/2052	103	106
Pool # MA8493, 6.50%, 12/20/2052	3,919	3,970
Pool # MA8494, 7.00%, 12/20/2052	1,000	1,022
Pool # MA8572, 6.50%, 1/20/2053	1,254	1,270
Pool # MA8573, 7.00%, 1/20/2053	71,471	73,007
Pool # MA8650, 6.50%, 2/20/2053	2,978	3,017
Pool # MA8651, 7.00%, 2/20/2053	797	814
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA8728, 6.50%, 3/20/2053	11,282	11,429
Pool # MA8729, 7.00%, 3/20/2053	10,500	10,751
Pool # MA8881, 6.50%, 5/20/2053	25,716	26,051
Pool # MA8882, 7.00%, 5/20/2053	250	256
Pool # MA8950, 6.50%, 6/20/2053	19,404	19,665
Pool # MA8951, 7.00%, 6/20/2053	33,000	33,811
Pool # MA9110, 7.50%, 8/20/2053	4,000	4,137
GNMA II, Single Family, 30 Year
TBA, 5.50%, 9/15/2053 (k)	236,228	233,829
TBA, 6.00%, 9/15/2053 (k)	305,000	305,989
TBA, 6.50%, 9/15/2053 (k)	171,885	174,081
TBA, 7.00%, 9/15/2053 (k)	23,000	23,495
Total Mortgage-Backed Securities (Cost $1,495,686)		1,498,789
Collateralized Mortgage Obligations — 10.4%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.19%, 5/25/2036 (j)	1,005	865
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	19	19
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	13	13
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	17	14
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	47	39
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	309	266
Series 2005-J14, Class A3, 5.50%, 12/25/2035	222	141
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	473	248
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (a) (j)	8,000	7,167
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (j)	2,470	2,122
Series 2019-6, Class B3, 5.88%, 11/25/2059 (a) (j)	1,250	1,036
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (j)	1,550	1,271
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (j)	1,000	888
Series 2019-4, Class B2, 5.66%, 7/26/2049 (a) (j)	4,700	4,184
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (a) (j)	1,000	830
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (j)	401	371
Banc of America Funding Trust Series 2007-5, Class 4A1, 5.80%, 7/25/2037 (j)	668	433
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 5.10%, 8/25/2034 (j)	74	70
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (i)	75	57
Bellemeade Re Ltd. (Bermuda)
Series 2019-1A, Class M2, 8.13%, 3/25/2029 (a) (j)	773	778
Series 2019-3A, Class B1, 7.93%, 7/25/2029 (a) (j)	1,000	1,000
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.83%, 4/25/2046 (j)	747	619
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	34	31
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	43	40
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (i)	2,864	2,885
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 9.75%, 4/25/2031 (a) (j)	8,186	8,677
Series 2019-R01, Class 2B1, 9.75%, 7/25/2031 (a) (j)	4,606	4,875
Series 2019-R02, Class 1B1, 9.55%, 8/25/2031 (a) (j)	12,996	13,568
Series 2019-R04, Class 2B1, 10.65%, 6/25/2039 (a) (j)	11,228	11,841
Series 2019-R05, Class 1B1, 9.50%, 7/25/2039 (a) (j)	8,757	9,020
Series 2019-R06, Class 2B1, 9.15%, 9/25/2039 (a) (j)	30,123	30,728
Series 2019-R07, Class 1B1, 8.80%, 10/25/2039 (a) (j)	33,667	34,165
Series 2019-HRP1, Class B1, 14.65%, 11/25/2039 (a) (j)	17,955	19,387
Series 2020-R02, Class 2B1, 8.40%, 1/25/2040 (a) (j)	2,834	2,778
Series 2020-R01, Class 1B1, 8.65%, 1/25/2040 (a) (j)	10,860	10,881
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	211

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-R01, Class 1B1, 8.39%, 10/25/2041 (a) (j)	2,600	2,589
Series 2021-R03, Class 1B1, 8.04%, 12/25/2041 (a) (j)	6,000	5,935
Series 2022-R01, Class 1B1, 8.44%, 12/25/2041 (a) (j)	8,378	8,388
Series 2021-R03, Class 1B2, 10.79%, 12/25/2041 (a) (j)	3,000	2,957
Series 2022-R01, Class 1B2, 11.29%, 12/25/2041 (a) (j)	3,813	3,801
Series 2023-R02, Class 1M2, 8.64%, 1/25/2043 (a) (j)	11,850	12,138
Series 2023-R02, Class 1B1, 10.84%, 1/25/2043 (a) (j)	7,600	8,075
Series 2023-R04, Class 1M1, 7.60%, 5/25/2043 (a) (j)	7,852	7,975
Series 2023-R04, Class 1M2, 8.85%, 5/25/2043 (a) (j)	5,000	5,187
Series 2023-R06, Class 1M2, 7.99%, 7/25/2043 (a) (j)	2,960	2,977
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 5.50%, 6/25/2035 (j)	178	122
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (i)	83	78
FARM Mortgage Trust Series 2021-1, Class B, 3.24%, 7/25/2051 ‡ (a) (j)	1,538	1,056
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class B2, 10.79%, 1/25/2034 (a) (j)	3,400	3,179
Series 2022-DNA3, Class M1B, 8.19%, 4/25/2042 (a) (j)	10,000	10,171
Series 2020-HQA3, Class B1, 11.15%, 7/25/2050 (a) (j)	8,904	9,660
Series 2020-DNA4, Class B1, 11.40%, 8/25/2050 (a) (j)	9,622	10,696
Series 2021-DNA1, Class B2, 10.04%, 1/25/2051 (a) (j)	6,400	6,157
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 9.10%, 12/25/2030 (a) (j)	1,000	1,072
Series 2018-HQA2, Class B1, 9.65%, 10/25/2048 (a) (j)	3,935	4,301
Series 2019-DNA1, Class B2, 16.15%, 1/25/2049 (a) (j)	8,135	9,842
Series 2019-HQA1, Class B1, 9.80%, 2/25/2049 (a) (j)	4,330	4,675
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-DNA2, Class B1, 9.75%, 3/25/2049 (a) (j)	5,940	6,367
Series 2019-HQA2, Class B2, 16.65%, 4/25/2049 (a) (j)	3,500	4,195
Series 2019-DNA4, Class B2, 11.65%, 10/25/2049 (a) (j)	5,000	5,214
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class B1, 10.55%, 10/25/2029 (j)	11,000	12,017
Series 2017-HQA2, Class B1, 10.15%, 12/25/2029 (j)	2,500	2,706
Series 2017-DNA3, Class B1, 9.85%, 3/25/2030 (j)	10,800	11,715
Series 2017-HQA3, Class B1, 9.85%, 4/25/2030 (j)	1,000	1,080
Series 2018-DNA1, Class B1, 8.55%, 7/25/2030 (j)	1,680	1,751
Series 2018-HQA1, Class B1, 9.75%, 9/25/2030 (j)	34,415	37,508
Series 2021-DNA2, Class M2, 7.59%, 8/25/2033 (a) (j)	3,182	3,188
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,213	61
Series 4149, IO, 3.00%, 1/15/2033	272	22
Series 4160, IO, 3.00%, 1/15/2033	766	61
Series 4212, Class MI, IO, 3.00%, 6/15/2033	1,066	113
Series 3145, Class GI, IF, IO, 1.30%, 4/15/2036 (j)	1,421	99
Series 4495, Class PI, IO, 4.00%, 9/15/2043	207	17
Series 4321, Class PI, IO, 4.50%, 1/15/2044	258	38
Series 4670, Class TI, IO, 4.50%, 1/15/2044	307	27
Series 4550, Class DI, IO, 4.00%, 3/15/2044	152	14
Series 4612, Class QI, IO, 3.50%, 5/15/2044	271	37
Series 4612, Class PI, IO, 3.50%, 6/15/2044	26	4
Series 4657, Class QI, IO, 4.00%, 9/15/2044	254	21
Series 4585, Class JI, IO, 4.00%, 5/15/2045	273	38
Series 4628, Class PI, IO, 4.00%, 7/15/2045	180	23
Series 4681, Class SD, IF, IO, 0.85%, 5/15/2047 (j)	397	45
Series 4694, Class SA, IF, IO, 0.80%, 6/15/2047 (j)	671	75
Series 4689, Class SD, IF, IO, 0.85%, 6/15/2047 (j)	575	69
Series 4746, Class SC, IF, IO, 0.85%, 1/15/2048 (j)	7,049	811
Series 5164, Class J, 2.50%, 5/25/2049	10,863	9,244
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,865	415
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4919, Class SH, IF, IO, 0.60%, 9/25/2049 (j)	10,327	789
Series 5011, Class MI, IO, 3.00%, 9/25/2050	35,755	5,582
Series 5023, Class HI, IO, 3.00%, 10/25/2050	10,133	1,579
Series 5052, Class EI, IO, 3.00%, 12/25/2050	29,367	4,731
Series 5072, Class BI, IO, 3.00%, 2/25/2051	36,485	5,888
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,996	354
Series 5143, Class Z, 2.50%, 5/25/2051	1,531	814
Series 5148, Class PI, IO, 2.50%, 10/25/2051	8,761	939
Series 5148, Class PZ, 2.50%, 10/25/2051	6,180	3,570
Series 5151, Class KZ, 2.50%, 10/25/2051	4,333	2,553
Series 5154, Class QI, IO, 2.50%, 10/25/2051	11,917	1,232
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,356	6,244
Series 5149, Class ZB, 3.00%, 10/25/2051	1,118	707
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	108	5
Series 342, Class S7, IF, IO, 0.81%, 2/15/2045 (j)	7,225	703
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 11.15%, 7/25/2029 (j)	31,801	35,810
Series 2017-C02, Class 2B1, 10.90%, 9/25/2029 (j)	28,544	31,515
Series 2017-C03, Class 1B1, 10.25%, 10/25/2029 (j)	7,377	8,089
Series 2017-C04, Class 2B1, 10.45%, 11/25/2029 (j)	2,500	2,733
Series 2017-C05, Class 1B1, 9.00%, 1/25/2030 (j)	11,760	12,401
Series 2017-C06, Class 1B1, 9.55%, 2/25/2030 (j)	7,255	7,763
Series 2017-C06, Class 2B1, 9.85%, 2/25/2030 (j)	8,015	8,712
Series 2017-C07, Class 1B1, 9.40%, 5/25/2030 (j)	5,700	6,085
Series 2018-C01, Class 1B1, 8.95%, 7/25/2030 (j)	4,870	5,150
Series 2018-C03, Class 1B1, 9.15%, 10/25/2030 (j)	16,054	17,209
Series 2018-C04, Class 2B1, 9.90%, 12/25/2030 (j)	4,250	4,648
Series 2018-C05, Class 1B1, 9.65%, 1/25/2031 (j)	3,000	3,251
Series 2018-C06, Class 1B1, 9.15%, 3/25/2031 (j)	16,560	17,667
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-C06, Class 2B1, 9.50%, 3/25/2031 (j)	2,860	3,064
Series 2021-R02, Class 2B1, 8.59%, 11/25/2041 (a) (j)	4,983	4,983
Series 2021-R02, Class 2B2, 11.49%, 11/25/2041 (a) (j)	2,032	2,038
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	538	39
Series 2012-93, Class FS, IF, IO, 0.75%, 9/25/2032 (j)	1,977	123
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,590	155
Series 2003-76, Class SB, IF, IO, 1.65%, 8/25/2033 (j)	1,440	111
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	6,659	820
Series 2006-42, Class LI, IF, IO, 1.16%, 6/25/2036 (j)	1,213	103
Series 2011-79, Class SD, IF, IO, 0.50%, 8/25/2041 (j)	3,319	262
Series 2011-78, Class JS, IF, IO, 0.60%, 8/25/2041 (j)	1,690	105
Series 2012-133, Class HS, IF, IO, 0.75%, 12/25/2042 (j)	191	19
Series 2012-148, Class US, IF, 6.71%, 1/25/2043 (j)	1,016	758
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	310	45
Series 2015-35, Class SA, IF, IO, 0.20%, 6/25/2045 (j)	7,965	511
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	303	53
Series 2016-56, Class ST, IF, IO, 0.60%, 8/25/2046 (j)	5,075	504
Series 2016-95, Class ES, IF, IO, 0.60%, 12/25/2046 (j)	1,546	165
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	308	52
Series 2017-13, Class AS, IF, IO, 0.65%, 2/25/2047 (j)	600	64
Series 2017-6, Class SB, IF, IO, 0.65%, 2/25/2047 (j)	105	10
Series 2017-16, Class SM, IF, IO, 0.65%, 3/25/2047 (j)	3,414	367
Series 2017-39, Class ST, IF, IO, 0.70%, 5/25/2047 (j)	1,241	140
Series 2017-70, Class SA, IF, IO, 0.75%, 9/25/2047 (j)	864	88
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	213

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-69, Class SH, IF, IO, 0.80%, 9/25/2047 (j)	702	80
Series 2017-90, Class SP, IF, IO, 0.75%, 11/25/2047 (j)	2,447	251
Series 2017-112, Class SC, IF, IO, 0.75%, 1/25/2048 (j)	3,094	319
Series 2018-16, Class SN, IF, IO, 0.85%, 3/25/2048 (j)	1,459	163
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	897	189
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,600	314
Series 2019-37, Class CS, IF, IO, 0.65%, 7/25/2049 (j)	3,541	341
Series 2019-42, Class SK, IF, IO, 0.65%, 8/25/2049 (j)	6,406	631
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	54,583	8,830
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	90,259	14,619
Series 2021-8, Class GI, IO, 3.00%, 3/25/2051	11,981	1,936
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	61	3
Series 421, Class C3, IO, 4.00%, 7/25/2030	219	15
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (j)	10,871	8,780
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (j)	3,000	2,219
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	28	27
GNMA
Series 2013-182, Class MS, IF, IO, 0.71%, 12/20/2043 (j)	8,055	758
Series 2015-110, Class MS, IF, IO, 0.28%, 8/20/2045 (j)	4,720	352
Series 2016-83, Class SA, IF, IO, 0.67%, 6/20/2046 (j)	2,189	226
Series 2016-108, Class SN, IF, IO, 0.65%, 8/20/2046 (j)	11,318	1,162
Series 2016-108, Class SM, IF, IO, 0.67%, 8/20/2046 (j)	2,697	275
Series 2016-147, Class AS, IF, IO, 0.67%, 10/20/2046 (j)	4,898	512
Series 2017-36, Class SL, IF, IO, 0.77%, 3/16/2047 (j)	6,255	715
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	329	12
Series 2017-120, Class ES, IF, IO, 0.77%, 8/20/2047 (j)	83	9
Series 2018-63, Class BS, IF, IO, 0.77%, 4/20/2048 (j)	108	12
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	82	19
Series 2019-65, Class ST, IF, IO, 0.62%, 5/20/2049 (j)	9,165	658
Series 2019-86, Class ST, IF, IO, 0.67%, 7/20/2049 (j)	4,719	309
Series 2019-99, Class SJ, IF, IO, 0.62%, 8/20/2049 (j)	6,762	532
Series 2019-120, Class DS, IF, IO, 0.62%, 9/20/2049 (j)	8,717	800
Series 2019-132, Class SK, IF, IO, 0.62%, 10/20/2049 (j)	6,962	580
Series 2020-86, Class TS, IF, IO, 0.17%, 6/20/2050 (j)	10,981	723
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	165,188	21,129
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	81,717	11,129
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	20,493	2,930
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	17,534	2,484
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	57,040	8,102
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	67,383	10,457
Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,687	2,825
Series 2021-162, Class Z, 2.50%, 9/20/2051	4,808	2,927
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	4,800	2,756
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	21,292	3,005
0.43%, 7/16/2057 (j)	500,000	8,398
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (j)	943	19
1.16%, 7/16/2065 (j)	20,000	1,657
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	134	127
Grene 2023-Senior, 5.50%, 1/17/2061 ‡	2,378	2,307
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (j)	157	30
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.25%, 9/25/2035 (j)	89	83
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 5.79%, 1/25/2047 (j)	6,411	6,176
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.79%, 10/25/2034 (a) (j)	12,500	12,802
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A2, 8.44%, 8/25/2025 (a) (i)	549	535
Impac CMB Trust Series 2005-1, Class 1A2, 6.05%, 4/25/2035 (j)	141	128
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.47%, 9/25/2037 (j)	12,435	9,242
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (i)	1,284	1,189
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	30	30
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	11,011	5,488
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (i)	23,380	23,264
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (i)	2,750	2,742
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.87%, 8/25/2033 (j)	35	21
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	23	22
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 5.11%, 8/25/2033 (j)	35	33
MFA Trust
Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (i)	3,490	3,356
Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (i)	3,030	2,984
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 ‡ (a) (j)	14,000	11,948
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (j)	8,494	168
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (j)	20,659	707
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (j)	3,042	2,329
OBX Trust Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (a) (i)	3,933	3,951
Ocwen Frn Series 2021-GNMSR1, 5.00%, 4/30/2024 ‡	15,825	15,666
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 8.34%, 2/27/2024 (a) (j)	9,540	9,485
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 8.08%, 8/25/2025 (a) (j)	4,320	4,291
PRPM LLC
Series 2020-4, Class A2, 3.44%, 10/25/2025 (a) (i)	7,000	6,895
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (i)	2,091	2,039
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	32	31
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 12.04%, 9/25/2032 (a) (j)	9,000	9,546
SART Series 2017-1, 4.75%, 7/15/2024 ‡	37	37
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (j)	18,788	12
Series 2021-2, Class BXS, 13.64%, 11/25/2060 (a) (j)	4,998	3,711
STACR Trust
Series 2018-HRP2, Class M3, 7.80%, 2/25/2047 (a) (j)	10,583	10,775
Series 2018-HRP2, Class B1, 9.60%, 2/25/2047 (a) (j)	2,825	3,002
Series 2018-DNA3, Class B1, 9.30%, 9/25/2048 (a) (j)	7,685	8,223
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,150	853
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 7.38%, 10/25/2037 (j)	1,790	1,555
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 6.28%, 5/25/2047 (j)	13,035	10,622
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (i)	2,122	1,959
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	27,455
TVC Mortgage Trust Series 2020-RTL1, Class A2, 4.97%, 9/25/2024 (a) (i)	3,247	3,239
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (a) (j)	7,606	6,006
Series 2019-4, Class B1, 3.86%, 11/25/2059 (a) (j)	2,200	1,812
Series 2020-1, Class M1, 3.02%, 1/25/2060 (a) (j)	1,990	1,512
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	215

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-2, Class A1, 2.23%, 5/25/2060 (a) (j)	67	65
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (i)	897	856
Series 2023-1, Class A1, 5.85%, 12/25/2067 (a) (i)	1,234	1,220
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (i)	8,412	8,382
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (i)	7,916	7,831
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (a) (j)	820	573
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (j)	12,000	10,765
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	60	58
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.63%, 8/25/2033 (j)	79	75
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	48	47
Series 2005-AR7, Class A3, 5.14%, 8/25/2035 (j)	51	47
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 5.28%, 10/25/2046 (j)	2,100	1,738
Total Collateralized Mortgage Obligations (Cost $1,004,512)		974,855
Foreign Government Securities — 3.4%
Banque Centrale de Tunisie 5.75%, 1/30/2025 (g)	2,765	1,881
Dominican Republic Government Bond
7.05%, 2/3/2031 (a)	1,230	1,220
6.00%, 2/22/2033 (a)	753	694
6.00%, 2/22/2033 (g)	8,400	7,744
6.40%, 6/5/2049 (g)	1,600	1,337
5.88%, 1/30/2060 (a)	13,650	10,466
5.88%, 1/30/2060 (g)	13,200	10,121
Federal Republic of Nigeria
6.50%, 11/28/2027 (g)	5,400	4,627
6.13%, 9/28/2028 (a)	6,347	5,234
7.14%, 2/23/2030 (g)	19,000	15,454
7.38%, 9/28/2033 (a)	4,405	3,359
7.70%, 2/23/2038 (g)	4,700	3,405
8.25%, 9/28/2051 (a)	3,263	2,324
Federative Republic of Brazil 3.88%, 6/12/2030	1,200	1,062
Gabonese Republic 7.00%, 11/24/2031 (a)	1,143	824
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (g)	4,600	4,233
7.38%, 10/10/2047 (g)	7,600	6,629
Islamic Republic of Pakistan
8.25%, 9/30/2025 (g)	3,100	1,884
6.00%, 4/8/2026 (a)	17,085	8,791
7.38%, 4/8/2031 (a)	5,013	2,294
Kingdom of Bahrain
6.75%, 9/20/2029 (g)	1,700	1,695
5.45%, 9/16/2032 (a)	9,389	8,401
Kingdom of Morocco 6.50%, 9/8/2033 (g)	900	902
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (a)	1,000	993
Republic of Angola
9.50%, 11/12/2025 (g)	700	687
8.25%, 5/9/2028 (g)	1,900	1,658
8.00%, 11/26/2029 (a)	3,620	2,983
8.00%, 11/26/2029 (g)	11,400	9,395
8.75%, 4/14/2032 (a)	5,266	4,318
9.13%, 11/26/2049 (g)	5,700	4,216
Republic of Armenia 3.60%, 2/2/2031 (a)	5,100	4,011
Republic of Colombia
8.00%, 4/20/2033	2,010	2,078
7.50%, 2/2/2034	1,860	1,845
Republic of Costa Rica
6.13%, 2/19/2031 (g)	17,500	17,427
6.55%, 4/3/2034 (a)	3,300	3,320
5.63%, 4/30/2043 (g)	1,200	1,040
7.00%, 4/4/2044 (g)	1,000	988
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (g)	16,537	15,572
6.13%, 6/15/2033 (g)	15,000	12,779
Republic of El Salvador
6.38%, 1/18/2027 (g)	500	389
8.63%, 2/28/2029 (g)	6,200	4,750
7.63%, 2/1/2041 (g)	2,900	1,977
7.12%, 1/20/2050 (g)	6,900	4,572
Republic of Ghana
6.38%, 2/11/2027 (b) (g)	7,700	3,322
7.88%, 2/11/2035 (a) (b)	3,720	1,634
8.75%, 3/11/2061 (b) (g)	3,500	1,440
Republic of Guatemala
6.60%, 6/13/2036 (a)	1,420	1,424
4.65%, 10/7/2041 (a)	1,400	1,097
Republic of Iraq 5.80%, 1/15/2028 (g)	8,663	7,960
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Kenya
8.00%, 5/22/2032 (g)	8,600	7,101
6.30%, 1/23/2034 (a)	2,593	1,870
8.25%, 2/28/2048 (g)	5,600	4,163
Republic of Namibia 5.25%, 10/29/2025 (g)	4,900	4,631
Republic of Paraguay, 6.10%, 8/11/2044 (g)	12,075	11,169
Republic of Rwanda 5.50%, 8/9/2031 (a)	8,000	6,152
Republic of Senegal
6.25%, 5/23/2033 (g)	11,000	8,982
6.75%, 3/13/2048 (g)	13,100	9,097
Republic of Serbia 6.50%, 9/26/2033 (a)	4,800	4,728
Republic of South Africa
5.00%, 10/12/2046	5,100	3,363
5.75%, 9/30/2049	7,406	5,233
Republic of Turkey
9.38%, 3/14/2029	5,000	5,180
9.38%, 1/19/2033	1,741	1,813
Romania Government Bond 6.63%, 2/17/2028 (g)	900	929
State of Mongolia 4.45%, 7/7/2031 (a)	7,800	6,030
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (g)	900	910
6.25%, 1/25/2031 (a)	2,659	2,688
7.38%, 10/28/2032 (a)	7,291	7,937
6.50%, 3/8/2047 (g)	600	562
6.75%, 1/17/2048 (g)	5,400	5,212
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	2,803	2,857
Total Foreign Government Securities (Cost $397,462)		317,063
Loan Assignments — 0.6% (l)
Automobile Components — 0.0% ^
Adient US LLC, Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 4/10/2028 (h)	2,241	2,241
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.49%, 3/31/2028 (h)	1,960	1,924
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 0.1%
Gates Global LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/31/2027 (h)	2,396	2,391
Venator Materials Corp., 1st Lien New Dip Term Loan (3-MONTH CME TERM SOFR + 10.00%), 10.00%, 9/14/2023 (h)	3,054	3,169
		5,560
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 11.50%, 6/30/2026 ‡ (h)	3,028	3,028
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026 ‡ (h)	2,468	1,987
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 9.50% (PIK) + 2.00% (Cash) ), 16.46%, 12/31/2026 ‡ (h)	61	42
		5,057
Containers & Packaging — 0.1%
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 8/2/2027 (h)	3,178	3,168
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 9.04%, 6/30/2028 (h)	1,825	1,821
Financial Services — 0.0% ^
OL SP LLC, 4.25%, 5/15/2025	273	262
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 4.00%), 9.34%, 7/21/2028 (h)	280	276
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.34%, 7/21/2028 (h)	4,010	3,948
		4,224
Health Care Equipment & Supplies — 0.0% ^
Medline, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 10/23/2028 (h)	3,059	3,056
Health Care Providers & Services — 0.0% ^
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 11/15/2028 (h)	3,160	3,149
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	217

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 10/18/2027 (h)	2,992	2,920
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 5/16/2024 ‡ (b) (h)	43	5
Life Sciences Tools & Services — 0.0% ^
Avantor Funding, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.68%, 11/8/2027 (h)	677	677
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%; 3-MONTH CME TERM SOFR + 3.50%), 8.91%, 10/8/2027 (h)	1,929	1,930
Media — 0.1%
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.81%, 1/18/2028 (h)	1,995	1,879
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.45%, 8/2/2027 (h)	2,528	2,495
		4,374
Passenger Airlines — 0.0% ^
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028 (h)	950	986
Personal Care Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 10/1/2026 (h)	8,827	8,832
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.17%, 8/1/2027 (h)	2,015	1,994
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — 0.0% ^
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.93%, 12/18/2026 (h) (m)	12	11
Petco Health and Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.75%, 3/3/2028 (h)	2,815	2,796
		2,807
Total Loan Assignments (Cost $54,851)		54,987
	SHARES (000)
Common Stocks — 0.2%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	46	45
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	20	316
Windstream Holdings, Inc. ‡ *	—	5
		321
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	8
iHeartMedia, Inc., Class A *	2	8
		16
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.	41	3,602
Chord Energy Corp.	21	3,463
EP Energy Corp. ‡ *	11	75
Gulfport Energy Corp. *	69	8,140
		15,280
Pharmaceuticals — 0.0% ^
Mallinckrodt plc *	6	1
Professional Services — 0.0% ^
NMG, Inc. ‡ *	—	1
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	—	2
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	147	3,391
Total Common Stocks (Cost $11,136)		19,057
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.1% (n)
California — 0.1%
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2020A-3, Rev., AMT, 8.00%, 9/14/2023 (a) (j) (k)	9,200	9,201
Los Angeles Community College District Series 2010E, GO, 6.75%, 8/1/2049	100	122
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	249
Regents of the University of California Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	293
University of California, Taxable Build America Series 2009R, Rev., 5.77%, 5/15/2043	140	147
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	88
Total California		10,100
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175	153
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series 2010B-2, Rev., 6.12%, 1/15/2040	240	258
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	157
Total Municipal Bonds (Cost $10,872)		10,668
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	11
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 10/10/2023 ($25 par value) (o)	199	3,781
Total Preferred Stocks (Cost $4,678)		3,792
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 10/10/2023 ‡ (c) (e) (f) (Cost $258)	—	2,293
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	—	5
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	31	—
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (p) (q) (Cost $154,397)	154,350	154,397
Total Investments — 111.0% (Cost $11,427,116)		10,381,402
Liabilities in Excess of Other Assets — (11.0)%		(1,026,054)
NET ASSETS — 100.0%		9,355,348

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DIP	Debtor-in-Possession
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	219

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $53,122 or 0.57% of the Fund’s
net assets as of August 31, 2023.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of  August 31, 2023.

(g)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(j)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of August 31, 2023.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Income Funds	August 31, 2023

Futures contracts outstanding as of August 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	3,149	12/19/2023	USD	349,588	2,682
U.S. Treasury 10 Year Ultra Note	414	12/19/2023	USD	48,056	398
U.S. Treasury Long Bond	34	12/19/2023	USD	4,133	41
U.S. Treasury Ultra Bond	58	12/19/2023	USD	7,507	81
U.S. Treasury 2 Year Note	3,335	12/29/2023	USD	679,845	1,318
U.S. Treasury 5 Year Note	11,173	12/29/2023	USD	1,194,987	6,529
					11,049
Short Contracts
U.S. Treasury 10 Year Note	(65)	12/19/2023	USD	(7,216)	(57)
U.S. Treasury 10 Year Ultra Note	(2,567)	12/19/2023	USD	(297,973)	(2,359)
U.S. Treasury Long Bond	(2)	12/19/2023	USD	(243)	(3)
U.S. Treasury Ultra Bond	(786)	12/19/2023	USD	(101,738)	(1,234)
					(3,653)
					7,396

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	13,033,309	USD	92,220	BNP Paribas	9/15/2023	(2,500)
Total unrealized depreciation						(2,500)
Net unrealized depreciation						(2,500)

Abbreviations
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	221

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.73	USD39,851	340	(836)	(496)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD31,878	315	(686)	(371)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD31,878	135	(506)	(371)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD15,942	40	(226)	(186)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD7,971	33	(126)	(93)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD15,935	81	(266)	(185)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD7,721	97	(187)	(90)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.77	USD44,000	354	(867)	(513)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.77	USD4,770	49	(105)	(56)
							1,444	(3,805)	(2,361)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of August 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citibank, NA	11/18/2054	9.66	USD5,000	(261)	(771)	(1,032)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.66	USD12,500	(623)	(1,957)	(2,580)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.66	USD10,000	(444)	(1,620)	(2,064)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.66	USD20,000	(749)	(3,378)	(4,127)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.66	USD15,000	(498)	(2,598)	(3,096)
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Income Funds	August 31, 2023

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	08/17/2061	10.61	USD7,500	(619)	(1,379)	(1,998)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.61	USD5,000	(233)	(1,099)	(1,332)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.61	USD2,500	(116)	(550)	(666)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.61	USD12,500	(351)	(2,979)	(3,330)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.61	USD12,500	(132)	(3,198)	(3,330)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.61	USD5,500	(61)	(1,404)	(1,465)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.61	USD8,017	(89)	(2,047)	(2,136)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	10.61	USD12,500	(56)	(3,274)	(3,330)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	15.54	USD2,500	(275)	(255)	(530)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	15.54	USD10,000	(912)	(1,206)	(2,118)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	15.54	USD8,000	(615)	(1,080)	(1,695)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	15.54	USD12,500	(1,796)	(852)	(2,648)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	15.54	USD7,500	(820)	(767)	(1,587)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	15.54	USD7,500	(824)	(765)	(1,589)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	15.54	USD5,000	(475)	(584)	(1,059)
							(9,949)	(31,763)	(41,712)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD126,977	(767)	(4,108)	(4,875)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD390,773	(2,780)	(12,223)	(15,003)
						(3,547)	(16,331)	(19,878)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	223

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of August 31, 2023 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	1,444	(2,361)
OTC Credit default swap contracts outstanding - sell protection	(9,949)	(41,712)
Total OTC swap contracts outstanding	(8,505)	(44,073)
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 58.7%
FHLMC
Pool # 781087, ARM, 4.35%, 12/1/2033 (a)	29	28
Pool # 1B1665, ARM, 4.80%, 4/1/2034 (a)	12	12
Pool # 782979, ARM, 4.38%, 1/1/2035 (a)	36	36
Pool # 1B2844, ARM, 4.23%, 3/1/2035 (a)	21	21
Pool # 1Q0007, ARM, 7.52%, 12/1/2035 (a)	15	15
Pool # 972200, ARM, 4.16%, 3/1/2036 (a)	36	35
Pool # 1J1380, ARM, 5.28%, 3/1/2036 (a)	9	9
Pool # 1H2618, ARM, 5.26%, 5/1/2036 (a)	29	29
Pool # 1G2557, ARM, 5.48%, 6/1/2036 (a)	43	44
Pool # 1A1085, ARM, 6.11%, 8/1/2036 (a)	27	27
Pool # 1Q0105, ARM, 5.33%, 9/1/2036 (a)	12	12
Pool # 1J1348, ARM, 4.44%, 10/1/2036 (a)	59	58
Pool # 1N0249, ARM, 6.14%, 10/1/2036 (a)	10	10
Pool # 1A1096, ARM, 6.31%, 10/1/2036 (a)	81	82
Pool # 1J1378, ARM, 3.89%, 11/1/2036 (a)	34	33
Pool # 1G2671, ARM, 3.97%, 11/1/2036 (a)	44	43
Pool # 1Q0737, ARM, 3.99%, 11/1/2036 (a)	24	23
Pool # 782760, ARM, 4.31%, 11/1/2036 (a)	43	43
Pool # 1G1386, ARM, 4.19%, 12/1/2036 (a)	17	17
Pool # 1J1516, ARM, 4.07%, 2/1/2037 (a)	18	19
Pool # 1G1555, ARM, 4.60%, 2/1/2037 (a)	9	9
Pool # 1Q0739, ARM, 6.26%, 3/1/2037 (a)	37	37
Pool # 1Q0697, ARM, 6.59%, 5/1/2037 (a)	37	37
Pool # 1G2229, ARM, 4.16%, 9/1/2037 (a)	17	17
Pool # 1Q0722, ARM, 4.63%, 4/1/2038 (a)	21	20
Pool # 1Q0789, ARM, 4.97%, 5/1/2038 (a)	4	4
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	128	128
Pool # C91158, 6.50%, 1/1/2028	63	63
Pool # C91180, 5.50%, 3/1/2028	47	48
Pool # D98938, 4.00%, 2/1/2032	330	318
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	1	1
Pool # C00701, 6.50%, 1/1/2029	12	13
Pool # G03029, 6.00%, 10/1/2029	19	19
Pool # C68485, 7.00%, 7/1/2032	14	14
Pool # G01448, 7.00%, 8/1/2032	25	25
Pool # C75791, 5.50%, 1/1/2033	36	36
Pool # C01735, 4.00%, 10/1/2033	43	41
Pool # A13625, 5.50%, 10/1/2033	132	134
Pool # A16253, 6.00%, 11/1/2033	12	12
Pool # A16843, 6.00%, 12/1/2033	36	36
Pool # A24712, 6.50%, 7/1/2034	17	18
Pool # A28796, 6.50%, 11/1/2034	46	47
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # A46417, 7.00%, 4/1/2035	175	181
Pool # A46987, 5.50%, 7/1/2035	293	298
Pool # A80290, 5.00%, 11/1/2035	350	350
Pool # G05713, 6.50%, 12/1/2035	276	285
Pool # A54679, 6.50%, 6/1/2036	13	14
Pool # C02637, 7.00%, 10/1/2036	110	112
Pool # C02660, 6.50%, 11/1/2036	38	39
Pool # G04077, 6.50%, 3/1/2038	88	92
Pool # G05190, 7.50%, 9/1/2038	14	14
Pool # C03466, 5.50%, 3/1/2040	66	67
Pool # A93511, 5.00%, 8/1/2040	541	541
Pool # G06493, 4.50%, 5/1/2041	885	863
Pool # G60039, 3.00%, 4/1/2043	3,610	3,200
Pool # G60105, 5.00%, 6/1/2044	1,238	1,238
Pool # Q37784, 3.50%, 12/1/2045	1,159	1,056
Pool # Q39412, 3.50%, 3/1/2046	465	423
Pool # Q40797, 3.50%, 5/1/2046	1,418	1,292
Pool # Q40922, 3.50%, 6/1/2046	452	412
Pool # Q42079, 3.50%, 7/1/2046	881	802
Pool # V84637, 4.00%, 9/1/2048	399	374
Pool # Q61709, 4.50%, 2/1/2049	1,052	1,016
Pool # Q62088, 4.50%, 2/1/2049	572	560
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # B90491, 7.50%, 1/1/2032	60	61
Pool # WA1626, 3.45%, 8/1/2032	8,477	7,638
Pool # WN1179, 3.85%, 9/1/2032	4,000	3,692
Pool # U80047, 4.00%, 9/1/2032	147	139
Pool # U80068, 3.50%, 10/1/2032	303	283
Pool # U80125, 3.50%, 1/1/2033	907	845
Pool # U80173, 3.50%, 1/1/2033	734	686
Pool # U80265, 3.50%, 4/1/2033	906	843
Pool # WN3233, 3.19%, 7/1/2033	5,000	4,394
Pool # L10224, 6.00%, 12/1/2034	101	101
Pool # H00158, 6.00%, 4/1/2036	187	184
Pool # L10291, 6.50%, 11/1/2036	145	147
Pool # P51353, 6.50%, 11/1/2036	97	98
Pool # P50595, 6.50%, 12/1/2036	241	248
Pool # P51361, 6.50%, 12/1/2036	62	64
Pool # G20028, 7.50%, 12/1/2036	67	68
Pool # G80365, 6.50%, 10/17/2038	102	103
Pool # U90690, 3.50%, 6/1/2042	2,493	2,281
Pool # U90975, 4.00%, 6/1/2042	1,538	1,452
Pool # T65101, 4.00%, 10/1/2042	447	406
Pool # U90378, 4.00%, 11/1/2042	2,260	2,134
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	225

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U90542, 4.00%, 12/1/2042	745	703
Pool # U91449, 4.00%, 5/1/2043	2,370	2,238
Pool # U99051, 3.50%, 6/1/2043	336	307
Pool # U99134, 4.00%, 1/1/2046	1,323	1,246
Pool # U69030, 4.50%, 1/1/2046	911	886
Pool # U69039, 4.00%, 2/1/2046	2,043	1,926
FHLMC UMBS, 20 Year
Pool # SC0104, 3.50%, 8/1/2035	3,928	3,734
Pool # ZT1675, 3.50%, 4/1/2037	2,291	2,177
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	424	385
Pool # RA1623, 4.00%, 9/1/2049	1,733	1,637
Pool # QA5403, 4.00%, 11/1/2049	784	733
Pool # QA5096, 4.00%, 12/1/2049	1,161	1,086
Pool # QA5982, 4.00%, 12/1/2049	936	874
Pool # RA2008, 4.00%, 1/1/2050	2,377	2,221
Pool # QA7351, 3.00%, 2/1/2050	321	279
Pool # RA2272, 3.50%, 2/1/2050	16,815	15,477
Pool # QB0097, 4.00%, 5/1/2050	673	640
Pool # SD8089, 2.50%, 7/1/2050	9,641	8,068
Pool # RA4515, 4.00%, 2/1/2051	5,526	5,139
Pool # RA5276, 2.50%, 5/1/2051	7,221	6,018
Pool # QC2209, 3.50%, 5/1/2051	2,026	1,818
Pool # QC3244, 3.00%, 6/1/2051	3,480	3,007
Pool # QC7968, 2.50%, 10/1/2051	1,281	1,063
Pool # QD0369, 3.00%, 11/1/2051	4,946	4,287
Pool # QE5028, 5.00%, 6/1/2052	1,056	1,025
Pool # QE4140, 5.50%, 6/1/2052	5,717	5,698
Pool # SD1725, 4.00%, 10/1/2052	14,523	13,424
Pool # SD1713, 5.00%, 10/1/2052	9,851	9,590
Pool # RA9669, 5.00%, 8/1/2053	6,191	6,004
FNMA
Pool # 54844, ARM, 3.98%, 9/1/2027 (a)	1	1
Pool # 303532, ARM, 4.34%, 3/1/2029 (a)	3	3
Pool # 555258, ARM, 4.65%, 1/1/2033 (a)	35	34
Pool # 686040, ARM, 5.96%, 7/1/2033 (a)	30	30
Pool # 746299, ARM, 4.06%, 9/1/2033 (a)	31	31
Pool # 743546, ARM, 3.73%, 11/1/2033 (a)	109	107
Pool # 766610, ARM, 3.93%, 1/1/2034 (a)	7	7
Pool # 735648, ARM, 3.99%, 2/1/2034 (a)	14	14
Pool # 770377, ARM, 4.39%, 4/1/2034 (a)	15	15
Pool # 751531, ARM, 5.33%, 5/1/2034 (a)	30	30
Pool # 778908, ARM, 5.68%, 6/1/2034 (a)	23	23
Pool # 800422, ARM, 4.35%, 8/1/2034 (a)	111	108
Pool # 735332, ARM, 4.86%, 8/1/2034 (a)	28	28
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 790964, ARM, 3.90%, 9/1/2034 (a)	12	12
Pool # 794797, ARM, 3.54%, 10/1/2034 (a)	33	33
Pool # 803599, ARM, 3.83%, 10/1/2034 (a)	44	43
Pool # 803594, ARM, 3.84%, 10/1/2034 (a)	18	18
Pool # 735740, ARM, 5.10%, 10/1/2034 (a)	32	31
Pool # 896463, ARM, 5.10%, 10/1/2034 (a)	68	69
Pool # 810896, ARM, 6.62%, 1/1/2035 (a)	209	211
Pool # 816594, ARM, 6.64%, 2/1/2035 (a)	9	9
Pool # 735539, ARM, 4.62%, 4/1/2035 (a)	141	143
Pool # 745862, ARM, 5.23%, 4/1/2035 (a)	46	46
Pool # 821378, ARM, 5.04%, 5/1/2035 (a)	35	33
Pool # 821179, ARM, 5.11%, 5/1/2035 (a)	5	5
Pool # 823660, ARM, 5.14%, 5/1/2035 (a)	29	28
Pool # 745766, ARM, 4.37%, 6/1/2035 (a)	22	22
Pool # 832801, ARM, 3.89%, 9/1/2035 (a)	23	23
Pool # 849251, ARM, 6.08%, 1/1/2036 (a)	23	23
Pool # 920843, ARM, 5.38%, 3/1/2036 (a)	341	348
Pool # 872825, ARM, 6.09%, 6/1/2036 (a)	36	36
Pool # 892868, ARM, 6.02%, 7/1/2036 (a)	26	25
Pool # 886558, ARM, 4.02%, 8/1/2036 (a)	31	31
Pool # 920547, ARM, 4.10%, 9/1/2036 (a)	93	93
Pool # 894239, ARM, 4.18%, 10/1/2036 (a)	22	22
Pool # 900191, ARM, 4.33%, 10/1/2036 (a)	17	16
Pool # 902818, ARM, 4.20%, 11/1/2036 (a)	—	—
Pool # 902955, ARM, 4.05%, 12/1/2036 (a)	20	20
Pool # 995919, ARM, 4.48%, 7/1/2037 (a)	26	26
Pool # 938346, ARM, 6.03%, 7/1/2037 (a)	13	13
Pool # AD0085, ARM, 4.20%, 11/1/2037 (a)	25	25
Pool # AD0179, ARM, 5.22%, 12/1/2037 (a)	29	30
Pool # 966946, ARM, 4.29%, 1/1/2038 (a)	7	7
FNMA UMBS, 15 Year
Pool # 995456, 6.50%, 2/1/2024	—	—
Pool # AD0133, 5.00%, 8/1/2024	1	1
Pool # AX7598, 3.00%, 1/1/2030	1,051	990
FNMA UMBS, 20 Year
Pool # 889889, 6.50%, 7/1/2024	—	—
Pool # 257055, 6.50%, 12/1/2027	30	30
Pool # AE0049, 6.00%, 9/1/2029	32	32
Pool # MA0602, 3.50%, 12/1/2030	399	380
Pool # AP3582, 3.50%, 8/1/2032	569	540
Pool # AB9830, 3.50%, 7/1/2033	2,905	2,761
Pool # AL6238, 4.00%, 1/1/2035	884	846
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	12	12
Pool # 695533, 8.00%, 6/1/2027	7	7
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 756020, 8.50%, 12/1/2027	3	3
Pool # 527285, 7.00%, 11/1/2028	1	1
Pool # 755973, 8.00%, 11/1/2028	38	38
Pool # 455759, 6.00%, 12/1/2028	7	7
Pool # 776702, 4.50%, 5/1/2029	9	9
Pool # 889020, 6.50%, 11/1/2029	42	43
Pool # 567036, 8.50%, 2/1/2030	17	17
Pool # 598559, 6.50%, 8/1/2031	23	24
Pool # 613000, 7.00%, 11/1/2031	21	21
Pool # 610591, 7.00%, 1/1/2032	29	29
Pool # 788150, 6.00%, 3/1/2032	9	9
Pool # 668825, 7.00%, 8/1/2032	4	4
Pool # 682078, 5.50%, 11/1/2032	139	141
Pool # 668562, 6.00%, 12/1/2032	21	21
Pool # 675555, 6.00%, 12/1/2032	9	9
Pool # AL0045, 6.00%, 12/1/2032	123	126
Pool # 357363, 5.50%, 3/1/2033	174	177
Pool # 674349, 6.00%, 3/1/2033	8	8
Pool # 688625, 6.00%, 3/1/2033	10	10
Pool # 688655, 6.00%, 3/1/2033	3	3
Pool # 695584, 6.00%, 3/1/2033	4	4
Pool # 702901, 6.00%, 5/1/2033	117	120
Pool # 695403, 5.00%, 6/1/2033	78	78
Pool # 995656, 7.00%, 6/1/2033	85	88
Pool # 723852, 5.00%, 7/1/2033	28	28
Pool # 729296, 5.00%, 7/1/2033	84	84
Pool # 726912, 4.00%, 8/1/2033	3	3
Pool # 753696, 4.00%, 8/1/2033	17	16
Pool # 729379, 6.00%, 8/1/2033	15	15
Pool # 726914, 6.50%, 8/1/2033	7	7
Pool # 737825, 6.00%, 9/1/2033	26	27
Pool # AA7943, 4.00%, 10/1/2033	266	253
Pool # 750977, 4.50%, 11/1/2033	17	17
Pool # 725017, 5.50%, 12/1/2033	178	180
Pool # 759424, 5.50%, 1/1/2034	53	53
Pool # 751182, 5.50%, 3/1/2034	36	36
Pool # 751341, 5.50%, 3/1/2034	12	12
Pool # 767378, 5.50%, 3/1/2034	16	16
Pool # 776565, 4.00%, 4/1/2034	139	132
Pool # AC1317, 4.50%, 9/1/2034	112	108
Pool # 820347, 5.00%, 9/1/2035	31	31
Pool # 745281, 6.00%, 1/1/2036	23	23
Pool # 888417, 6.50%, 1/1/2036	41	42
Pool # 833629, 7.00%, 3/1/2036	18	18
Pool # 893268, 6.50%, 8/1/2036	60	61
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 833657, 7.50%, 8/1/2036	8	8
Pool # AA0922, 6.00%, 9/1/2036	136	140
Pool # 878225, 6.50%, 10/1/2036	30	30
Pool # 985683, 8.00%, 10/1/2036	78	81
Pool # 888476, 7.50%, 5/1/2037	19	19
Pool # 945870, 6.50%, 8/1/2037	43	44
Pool # 946338, 7.00%, 9/1/2037	31	32
Pool # 888707, 7.50%, 10/1/2037	63	66
Pool # 889883, 6.50%, 3/1/2038	52	54
Pool # AC9081, 6.50%, 9/1/2038	95	100
Pool # 909236, 7.00%, 9/1/2038	272	287
Pool # 934591, 7.00%, 10/1/2038	34	35
Pool # AB2869, 6.00%, 11/1/2038	198	204
Pool # 995504, 7.50%, 11/1/2038	18	18
Pool # 257510, 7.00%, 12/1/2038	106	112
Pool # AD0753, 7.00%, 1/1/2039	172	182
Pool # 890661, 7.00%, 2/1/2039	695	714
Pool # AD0780, 7.50%, 4/1/2039	358	383
Pool # AD6377, 5.50%, 5/1/2040	57	58
Pool # AD4951, 5.00%, 7/1/2040	1,171	1,169
Pool # BM5364, 4.00%, 4/1/2042	1,401	1,331
Pool # AL6839, 5.00%, 4/1/2042	703	701
Pool # AR8128, 3.50%, 3/1/2043	1,096	1,010
Pool # AL8256, 3.00%, 8/1/2043	2,340	2,072
Pool # AZ8089, 4.00%, 7/1/2045	367	349
Pool # BA2343, 4.00%, 9/1/2045	1,697	1,599
Pool # BC9441, 3.50%, 4/1/2046	233	212
Pool # BC6982, 4.00%, 4/1/2046	1,289	1,217
Pool # BD0299, 3.50%, 5/1/2046	343	313
Pool # BC1249, 3.50%, 6/1/2046	238	216
Pool # BD1243, 3.50%, 6/1/2046	458	416
Pool # BD3066, 3.50%, 7/1/2046	538	489
Pool # BD3088, 3.50%, 7/1/2046	283	258
Pool # BD5248, 3.50%, 8/1/2046	1,188	1,081
Pool # BD7764, 3.50%, 9/1/2046	757	688
Pool # BE5870, 3.50%, 1/1/2047	1,650	1,515
Pool # BH4665, 4.00%, 6/1/2047	2,517	2,368
Pool # BH7626, 4.00%, 8/1/2047	1,060	993
Pool # BM3500, 4.00%, 9/1/2047	1,463	1,401
Pool # BH7663, 4.00%, 10/1/2047	2,181	2,063
Pool # BJ1778, 4.50%, 10/1/2047	552	533
Pool # BM3044, 4.00%, 11/1/2047	1,791	1,684
Pool # BE8351, 4.00%, 2/1/2048	543	511
Pool # BM3455, 4.50%, 2/1/2048	1,161	1,122
Pool # BK7006, 4.50%, 6/1/2048	393	379
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	227

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BD9084, 4.50%, 7/1/2048	1,245	1,203
Pool # BK9303, 4.00%, 8/1/2048	1,357	1,300
Pool # CA4662, 3.50%, 9/1/2048	2,233	2,031
Pool # 890863, 5.00%, 9/1/2048	1,713	1,741
Pool # BN1829, 4.50%, 10/1/2048	931	898
Pool # BN4960, 5.00%, 12/1/2048	419	413
Pool # BM5430, 5.00%, 1/1/2049	2,193	2,166
Pool # BN5013, 5.00%, 1/1/2049	2,282	2,254
Pool # BN6788, 4.50%, 2/1/2049	350	339
Pool # BK0317, 4.00%, 3/1/2049	1,289	1,212
Pool # BO0719, 5.00%, 6/1/2049	1,402	1,381
Pool # BO0721, 5.00%, 6/1/2049	1,290	1,272
Pool # BO0722, 5.00%, 6/1/2049	296	300
Pool # BO4276, 3.50%, 7/1/2049	2,302	2,138
Pool # BO4277, 3.50%, 7/1/2049	3,508	3,252
Pool # BO4280, 4.00%, 7/1/2049	2,268	2,160
Pool # BN8529, 4.50%, 7/1/2049	408	399
Pool # BO3436, 4.50%, 7/1/2049	1,964	1,930
Pool # BO0718, 5.00%, 7/1/2049	1,648	1,627
Pool # BO0720, 5.00%, 7/1/2049	1,518	1,494
Pool # BO2496, 5.00%, 7/1/2049	2,427	2,385
Pool # BO2497, 5.00%, 7/1/2049	2,105	2,074
Pool # BO2498, 5.00%, 7/1/2049	2,378	2,360
Pool # BO2499, 5.00%, 7/1/2049	447	453
Pool # BO3408, 5.00%, 7/1/2049	587	575
Pool # BO3749, 4.00%, 8/1/2049	1,779	1,712
Pool # BO3999, 4.00%, 8/1/2049	819	765
Pool # BO2495, 5.00%, 8/1/2049	2,199	2,172
Pool # BK8769, 3.50%, 10/1/2049	1,407	1,275
Pool # CA4363, 4.00%, 10/1/2049	1,109	1,041
Pool # BO2888, 4.00%, 11/1/2049	1,239	1,170
Pool # BO4387, 4.00%, 11/1/2049	1,509	1,418
Pool # FM2526, 4.00%, 12/1/2049	2,521	2,419
Pool # BP1128, 4.00%, 1/1/2050	700	658
Pool # BP1132, 4.00%, 1/1/2050	891	836
Pool # BP1141, 4.00%, 1/1/2050	275	258
Pool # BP1847, 4.50%, 1/1/2050	1,614	1,587
Pool # FM3365, 3.00%, 3/1/2050	10,540	9,162
Pool # BP6363, 3.00%, 4/1/2050	5,048	4,379
Pool # BP5296, 3.50%, 4/1/2050	3,244	2,935
Pool # BP5302, 4.00%, 4/1/2050	1,733	1,614
Pool # BP8337, 3.00%, 5/1/2050	4,152	3,711
Pool # CA5729, 3.00%, 5/1/2050	5,935	5,144
Pool # BP8338, 3.00%, 6/1/2050	3,566	3,188
Pool # BK2693, 3.50%, 6/1/2050	759	685
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BP9337, 3.50%, 6/1/2050	2,881	2,718
Pool # BP9950, 3.50%, 6/1/2050	2,518	2,269
Pool # CA6361, 2.50%, 7/1/2050	3,599	3,029
Pool # CA6430, 3.50%, 7/1/2050	5,537	5,001
Pool # MA4096, 2.50%, 8/1/2050	50,355	42,092
Pool # BO4410, 3.00%, 8/1/2050	4,244	3,676
Pool # BQ1646, 3.00%, 8/1/2050	3,370	2,961
Pool # FM4311, 3.00%, 8/1/2050	3,567	3,107
Pool # BQ2143, 2.50%, 9/1/2050	9,510	7,938
Pool # BQ4113, 3.00%, 9/1/2050	1,865	1,617
Pool # BQ5586, 3.00%, 10/1/2050	3,251	2,812
Pool # BR0870, 3.50%, 2/1/2051	1,180	1,061
Pool # CB1878, 3.00%, 10/1/2051	4,667	4,039
Pool # MA4466, 2.50%, 11/1/2051	8,731	7,245
Pool # FM9961, 3.00%, 12/1/2051	9,167	7,907
Pool # FS4284, 2.50%, 2/1/2052	7,707	6,421
Pool # MA4548, 2.50%, 2/1/2052	9,990	8,278
Pool # BV3570, 3.00%, 2/1/2052	1,037	895
Pool # FS0917, 3.50%, 2/1/2052	8,695	7,786
Pool # FS0882, 2.50%, 3/1/2052	7,232	6,062
Pool # FS5446, 2.50%, 3/1/2052	10,000	8,328
Pool # BV3283, 3.00%, 3/1/2052	8,474	7,309
Pool # FS0957, 3.00%, 3/1/2052	22,679	19,542
Pool # BV3269, 3.50%, 3/1/2052	1,586	1,419
Pool # BV3276, 3.50%, 3/1/2052	2,989	2,674
Pool # CB3025, 3.50%, 3/1/2052	11,138	9,963
Pool # BV9064, 3.50%, 4/1/2052	8,303	7,426
Pool # BW5359, 4.00%, 6/1/2052	2,201	2,050
Pool # BW3203, 5.00%, 6/1/2052	1,184	1,165
Pool # BW4016, 5.00%, 6/1/2052	1,710	1,685
Pool # BW4019, 5.00%, 6/1/2052	2,022	1,992
Pool # BW4041, 5.00%, 6/1/2052	991	968
Pool # BV7853, 5.00%, 7/1/2052	2,006	1,945
Pool # BW4042, 5.00%, 7/1/2052	1,794	1,741
Pool # BW5398, 5.00%, 7/1/2052	1,006	989
Pool # CB4608, 4.00%, 9/1/2052	8,629	7,967
Pool # CB4587, 4.50%, 9/1/2052	5,511	5,225
Pool # BW8950, 5.00%, 9/1/2052	4,754	4,613
Pool # BX2815, 4.50%, 10/1/2052	1,969	1,885
Pool # BW6968, 4.00%, 1/1/2053	2,694	2,487
Pool # BV6797, 4.00%, 3/1/2053	1,160	1,072
Pool # CB5896, 5.00%, 3/1/2053	4,843	4,696
Pool # BX3824, 5.50%, 3/1/2053	6,956	6,874
Pool # BX4315, 5.00%, 4/1/2053	2,623	2,545
Pool # BY4776, 5.00%, 7/1/2053	10,985	10,651
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BY4736, 5.50%, 7/1/2053	10,096	9,978
Pool # BV6813, 4.50%, 8/1/2053 (b)	1,392	1,323
Pool # BY7027, 5.00%, 8/1/2053	8,000	7,757
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	1	1
Pool # 252155, 7.00%, 10/1/2028	11	11
Pool # 252334, 6.50%, 2/1/2029	40	40
Pool # 252409, 6.50%, 3/1/2029	36	36
Pool # 535442, 8.50%, 6/1/2030	—	—
Pool # 653815, 7.00%, 2/1/2033	11	11
Pool # 752786, 6.00%, 9/1/2033	25	25
Pool # 954255, 6.50%, 8/1/2037	321	324
Pool # 931717, 6.50%, 8/1/2039	182	183
Pool # CA3030, 4.50%, 1/1/2049	5,115	4,858
Pool # CA4047, 4.00%, 8/1/2049	5,715	5,278
Pool # CA4520, 3.50%, 11/1/2049	4,438	3,996
Pool # CB4014, 4.50%, 7/1/2052	982	921
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	897	850
Pool # AN4571, 3.07%, 2/1/2027	1,620	1,529
Pool # AM8745, 2.81%, 5/1/2027	1,556	1,451
Pool # AM8987, 2.79%, 6/1/2027	839	778
Pool # BS8207, 4.81%, 4/1/2028	2,988	2,981
Pool # BS8681, 3.83%, 7/1/2028	18,390	17,568
Pool # BL0920, 3.82%, 9/1/2028	2,356	2,225
Pool # BL0819, 3.95%, 12/1/2028	5,075	4,867
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,543
Pool # AN4349, 3.35%, 1/1/2029	2,943	2,758
Pool # BS5292, 2.53%, 5/1/2029	22,121	19,556
Pool # BS7764, 4.08%, 5/1/2029	2,202	2,121
Pool # AN5989, 3.21%, 7/1/2029	2,848	2,613
Pool # AN8154, 3.17%, 2/1/2030	6,122	5,585
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,868
Pool # BS7348, 5.08%, 2/1/2030	6,000	6,057
Pool # BS9093, 5.17%, 2/1/2030	1,312	1,331
Pool # AN6878, 3.11%, 4/1/2030	867	786
Pool # BS8474, 4.84%, 4/1/2030	2,142	2,134
Pool # BS6827, 4.19%, 5/1/2030	3,967	3,813
Pool # BS8643, 4.48%, 6/1/2030	4,950	4,842
Pool # BS5224, 2.52%, 7/1/2030	5,069	4,361
Pool # BS8426, 4.28%, 9/1/2030	9,000	8,669
Pool # BS9203, 4.64%, 10/1/2030	2,635	2,590
Pool # BS5389, 3.03%, 11/1/2030	11,240	9,994
Pool # AN0099, 3.28%, 11/1/2030	6,646	6,044
Pool # BS8033, 4.43%, 11/1/2030	5,634	5,477
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS8732, 4.61%, 11/1/2030	6,291	6,184
Pool # BS7750, 4.24%, 12/1/2030	4,000	3,842
Pool # BS7571, 4.59%, 12/1/2030	5,571	5,469
Pool # BS6828, 4.07%, 1/1/2031	5,021	4,769
Pool # BS7882, 4.56%, 1/1/2031	3,575	3,493
Pool # BS8379, 4.66%, 1/1/2031	6,630	6,525
Pool # BS8200, 4.74%, 1/1/2031	4,035	3,991
Pool # BS5378, 3.45%, 4/1/2031	2,494	2,273
Pool # BS2915, 1.87%, 5/1/2031	7,612	6,150
Pool # BS7884, 4.03%, 5/1/2031	5,355	5,051
Pool # AI2479, 5.00%, 5/1/2031	107	106
Pool # BS2035, 1.84%, 6/1/2031	10,000	8,061
Pool # BS7362, 5.14%, 6/1/2031	4,000	4,016
Pool # BS2422, 1.67%, 7/1/2031	12,000	9,460
Pool # AN2456, 2.74%, 8/1/2031	908	797
Pool # BS7268, 5.05%, 8/1/2031	2,000	2,007
Pool # BS2898, 1.56%, 9/1/2031	20,203	15,712
Pool # BS4279, 2.00%, 9/1/2031	6,698	5,470
Pool # BS8183, 4.74%, 9/1/2031	4,884	4,816
Pool # BS5371, 3.16%, 10/1/2031	5,705	5,028
Pool # BS3637, 1.73%, 11/1/2031	5,580	4,448
Pool # BS6765, 4.24%, 11/1/2031	4,238	4,042
Pool # BS4525, 1.94%, 1/1/2032	8,500	6,782
Pool # BS4030, 1.96%, 1/1/2032	10,000	8,084
Pool # BS4315, 1.98%, 1/1/2032	16,418	13,211
Pool # BS4650, 2.02%, 1/1/2032	4,000	3,238
Pool # BS4142, 2.13%, 1/1/2032	7,779	6,414
Pool # AN3104, 2.75%, 2/1/2032	9,169	7,972
Pool # BL1054, 4.25%, 2/1/2032	1,703	1,610
Pool # BM7037, 1.75%, 3/1/2032 (a)	19,188	15,151
Pool # BS4654, 2.39%, 3/1/2032	4,868	4,068
Pool # BS5130, 2.55%, 4/1/2032	4,882	4,142
Pool # BS5193, 2.62%, 4/1/2032	8,053	6,801
Pool # BS5259, 2.84%, 4/1/2032	10,000	8,620
Pool # BS5231, 2.54%, 5/1/2032	8,400	7,057
Pool # BS5452, 3.09%, 5/1/2032	9,070	7,929
Pool # BS5643, 3.62%, 5/1/2032	3,529	3,224
Pool # AN6149, 3.14%, 7/1/2032	4,075	3,582
Pool # BS6091, 3.68%, 7/1/2032	2,184	1,998
Pool # BS6195, 4.12%, 7/1/2032	4,911	4,654
Pool # BS4203, 2.36%, 8/1/2032	6,000	4,928
Pool # AN6123, 3.06%, 8/1/2032	800	698
Pool # BS6301, 3.67%, 8/1/2032	21,407	19,592
Pool # BS6611, 3.72%, 8/1/2032	8,883	8,190
Pool # BS6425, 3.88%, 8/1/2032	6,141	5,731
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	229

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6269, 4.03%, 8/1/2032	1,786	1,683
Pool # BS7247, 5.19%, 8/1/2032	4,000	4,061
Pool # BS6335, 3.75%, 9/1/2032	8,240	7,605
Pool # BS6331, 3.76%, 9/1/2032	7,700	7,088
Pool # BS6440, 3.78%, 9/1/2032	8,185	7,551
Pool # BS6339, 3.80%, 9/1/2032	11,723	10,826
Pool # BS6697, 4.12%, 9/1/2032	4,308	4,097
Pool # BS6698, 4.12%, 9/1/2032	6,861	6,512
Pool # AN6651, 2.94%, 10/1/2032	622	546
Pool # BS6398, 3.87%, 10/1/2032	1,233	1,145
Pool # BS6756, 3.89%, 10/1/2032	2,000	1,842
Pool # BS8968, 4.73%, 10/1/2032	5,050	4,984
Pool # BS6995, 4.18%, 11/1/2032	5,080	4,833
Pool # BS6849, 4.23%, 11/1/2032	3,958	3,786
Pool # BS7006, 4.79%, 11/1/2032	4,655	4,628
Pool # BS6994, 4.85%, 11/1/2032	2,000	1,998
Pool # BS7223, 5.09%, 11/1/2032	4,000	4,056
Pool # BS7292, 5.60%, 11/1/2032	2,563	2,665
Pool # BS7001, 4.36%, 12/1/2032	6,105	5,871
Pool # BS8052, 4.38%, 12/1/2032	8,383	8,077
Pool # BS7090, 4.45%, 12/1/2032	6,430	6,246
Pool # BS7095, 4.80%, 12/1/2032	3,881	3,862
Pool # BS7320, 4.88%, 12/1/2032	12,000	11,978
Pool # BS7318, 4.94%, 12/1/2032	1,487	1,489
Pool # BS7182, 5.11%, 12/1/2032	6,000	6,092
Pool # BS7267, 5.18%, 12/1/2032	2,380	2,423
Pool # BS6474, 3.82%, 1/1/2033	6,432	5,962
Pool # AD8548, 5.50%, 1/1/2033	138	136
Pool # AR7484, 3.50%, 2/1/2033	680	633
Pool # BS8335, 4.62%, 2/1/2033	2,995	2,930
Pool # BS8334, 4.71%, 3/1/2033	4,908	4,834
Pool # BS7371, 5.02%, 3/1/2033	1,020	1,026
Pool # BS8288, 4.39%, 4/1/2033	4,484	4,322
Pool # BS8223, 4.50%, 4/1/2033	4,030	3,918
Pool # BS8256, 4.53%, 4/1/2033	6,583	6,415
Pool # BS8147, 4.72%, 4/1/2033	3,693	3,651
Pool # BS2088, 2.02%, 5/1/2033	6,256	4,983
Pool # BS8185, 4.17%, 5/1/2033	5,000	4,733
Pool # BS8238, 4.19%, 5/1/2033	1,704	1,616
Pool # BS8213, 4.22%, 5/1/2033	10,091	9,651
Pool # BS8203, 4.24%, 5/1/2033	3,150	3,000
Pool # BS8284, 4.43%, 5/1/2033	10,005	9,674
Pool # BS8152, 4.55%, 5/1/2033	1,987	1,940
Pool # AT7117, 3.50%, 6/1/2033	846	787
Pool # BS8280, 4.30%, 6/1/2033	4,500	4,302
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS8703, 4.48%, 6/1/2033	5,000	4,854
Pool # BS8204, 4.67%, 6/1/2033	7,296	7,186
Pool # BS2389, 1.86%, 7/1/2033	18,000	13,744
Pool # AN9700, 3.67%, 7/1/2033	3,500	3,195
Pool # BS8883, 4.58%, 7/1/2033	4,095	4,005
Pool # BS9189, 4.34%, 8/1/2033	6,760	6,480
Pool # BS2933, 1.82%, 9/1/2033	9,632	7,318
Pool # BS9351, IO, 4.70%, 9/1/2033 (b)	4,200	4,205
Pool # 754922, 5.50%, 9/1/2033	24	24
Pool # BS3445, 1.88%, 10/1/2033	9,645	7,599
Pool # BL0466, 3.69%, 10/1/2033	3,000	2,736
Pool # 109738, 3.78%, 10/1/2033	4,825	4,429
Pool # BS3315, 1.82%, 11/1/2033	23,000	17,466
Pool # 762520, 4.00%, 11/1/2033	110	105
Pool # BS4163, 2.04%, 1/1/2034	9,618	7,647
Pool # BS4484, 2.16%, 1/1/2034	5,625	4,453
Pool # BS4911, 2.49%, 4/1/2034	3,900	3,192
Pool # BS4985, 2.61%, 4/1/2034	5,200	4,260
Pool # BS5184, 2.67%, 4/1/2034	3,288	2,668
Pool # BS5237, 2.86%, 4/1/2034	9,007	7,530
Pool # BS7836, 4.75%, 4/1/2034	3,373	3,310
Pool # BS8440, 4.39%, 8/1/2034	6,391	6,088
Pool # BS5314, 3.29%, 9/1/2034	5,401	4,624
Pool # BS6427, 3.75%, 9/1/2034	9,130	8,213
Pool # BS7816, 4.45%, 9/1/2034	3,698	3,535
Pool # BS8685, 4.72%, 2/1/2035	5,236	5,110
Pool # BS8567, 4.47%, 5/1/2035	2,592	2,497
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,726
Pool # BS5018, 2.88%, 10/1/2035	4,358	3,457
Pool # 847108, 6.50%, 10/1/2035	51	51
Pool # 881628, 5.00%, 1/1/2036	7	7
Pool # 256128, 6.00%, 2/1/2036	7	7
Pool # BS7254, 5.42%, 3/1/2036	1,959	1,978
Pool # 868763, 6.50%, 4/1/2036	7	6
Pool # 872740, 6.50%, 6/1/2036	29	29
Pool # BS4039, 2.37%, 12/1/2036	10,000	7,478
Pool # BS4040, 2.37%, 12/1/2036	11,965	8,948
Pool # 256651, 6.00%, 3/1/2037	13	14
Pool # 888408, 6.00%, 3/1/2037	27	27
Pool # 888373, 7.00%, 3/1/2037	31	31
Pool # BS5655, 3.87%, 6/1/2037	8,093	7,194
Pool # BS5763, 3.87%, 6/1/2037	8,000	7,111
Pool # 888796, 6.00%, 9/1/2037	90	90
Pool # 888698, 7.00%, 10/1/2037	42	43
Pool # AN7345, 3.21%, 11/1/2037	8,022	6,977
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN0304, 3.44%, 11/1/2037	1,550	1,391
Pool # BS6588, 4.18%, 4/1/2038	2,096	1,874
Pool # 257172, 5.50%, 4/1/2038	17	17
Pool # AD0810, 6.00%, 11/1/2039	—	—
Pool # AB1830, 3.50%, 11/1/2040	188	172
Pool # AL2606, 4.00%, 3/1/2042	128	120
Pool # AO6757, 4.00%, 6/1/2042	945	892
Pool # AO7225, 4.00%, 7/1/2042	602	567
Pool # AO9352, 4.00%, 7/1/2042	416	393
Pool # AO9353, 4.00%, 7/1/2042	513	484
Pool # AP0838, 4.00%, 7/1/2042	3,047	2,874
Pool # MA1125, 4.00%, 7/1/2042	226	213
Pool # MA1177, 3.50%, 9/1/2042	321	293
Pool # MA1178, 4.00%, 9/1/2042	661	623
Pool # MA1213, 3.50%, 10/1/2042	1,542	1,409
Pool # AR1397, 3.00%, 1/1/2043	758	673
Pool # AB8517, 3.00%, 2/1/2043	334	297
Pool # MA1373, 3.50%, 3/1/2043	1,693	1,547
Pool # MA1437, 3.50%, 5/1/2043	497	454
Pool # MA1442, 4.00%, 5/1/2043	1,203	1,135
Pool # MA1463, 3.50%, 6/1/2043	844	771
Pool # MA1552, 3.00%, 8/1/2043	596	529
Pool # MA1582, 3.50%, 9/1/2043	112	102
Pool # MA2434, 3.50%, 9/1/2045	623	570
Pool # MA2493, 3.50%, 12/1/2045	126	115
Pool # BC1157, 3.50%, 1/1/2046	557	513
Pool # MA2545, 3.50%, 2/1/2046	189	173
Pool # AS6970, 3.50%, 4/1/2046	1,300	1,189
Pool # BC8400, 3.50%, 5/1/2046	346	316
Pool # AS7424, 3.50%, 6/1/2046	823	753
Pool # MA2658, 3.50%, 6/1/2046	3,521	3,220
Pool # BF0491, 3.50%, 12/1/2054	14,820	13,507
Pool # BF0557, 2.50%, 12/1/2055	6,409	5,342
Pool # BF0141, 5.50%, 9/1/2056	7,737	7,905
Pool # BF0230, 5.50%, 1/1/2058	6,707	6,831
Pool # BF0271, 5.50%, 5/1/2058	3,971	4,021
Pool # BF0300, 4.00%, 8/1/2058 (b)	18,047	16,836
Pool # BF0340, 5.00%, 1/1/2059	7,172	7,084
Pool # BF0464, 3.50%, 3/1/2060	5,128	4,583
Pool # BF0507, 3.00%, 9/1/2060	3,214	2,682
Pool # BM7075, 3.00%, 3/1/2061	4,462	3,782
Pool # BF0560, 2.50%, 9/1/2061	10,616	8,532
Pool # BF0562, 3.50%, 9/1/2061	8,736	7,754
Pool # BF0577, 2.50%, 12/1/2061	5,216	4,192
Pool # BF0582, 4.00%, 12/1/2061	11,481	10,702
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF0583, 4.00%, 12/1/2061	4,425	4,085
Pool # BF0586, 5.00%, 12/1/2061	3,535	3,438
Pool # BF0617, 2.50%, 3/1/2062	12,454	9,986
Pool # BF0604, 3.50%, 3/1/2062	3,986	3,538
Pool # BF0654, 3.00%, 6/1/2062	7,673	6,504
Pool # BF0655, 3.50%, 6/1/2062	7,899	6,977
GNMA I, 30 Year
Pool # 441957, 6.38%, 8/15/2026	10	10
Pool # 780653, 6.50%, 10/15/2027	98	99
Pool # 450038, 7.50%, 7/15/2028	3	3
Pool # 486537, 7.50%, 9/15/2028	2	2
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 556255, 6.50%, 10/15/2031	28	28
Pool # 569568, 6.50%, 1/15/2032	108	110
Pool # 611453, 7.00%, 4/15/2032	8	8
Pool # 569423, 7.00%, 5/15/2032	24	25
Pool # 591882, 6.50%, 7/15/2032	15	15
Pool # 552665, 7.00%, 7/15/2032	23	23
Pool # 782032, 7.00%, 10/15/2032	57	59
Pool # 591420, 7.50%, 1/15/2033	16	16
Pool # 607645, 6.50%, 2/15/2033	13	13
Pool # 604168, 6.50%, 4/15/2033	11	11
Pool # 615786, 7.00%, 5/15/2033	8	8
Pool # 781614, 7.00%, 6/15/2033	26	27
Pool # 638733, 7.00%, 3/15/2037	36	35
Pool # 759537, 3.49%, 1/15/2041	901	853
Pool # 759561, 3.49%, 1/15/2041	149	141
Pool # 759374, 3.49%, 2/15/2041	1,005	952
Pool # 762703, 3.49%, 2/15/2041	468	443
Pool # 762954, 2.99%, 3/15/2041	198	187
Pool # 763239, 2.99%, 3/15/2041	147	140
Pool # 762751, 3.49%, 3/15/2041	1,228	1,162
Pool # 762953, 3.49%, 3/15/2041	703	666
Pool # 762973, 3.49%, 3/15/2041	110	104
Pool # 763140, 3.13%, 4/15/2041	115	110
Pool # 763021, 3.49%, 4/15/2041	139	131
Pool # 763180, 3.49%, 4/15/2041	62	59
Pool # 380437, 3.13%, 5/15/2041	112	107
Pool # 770881, 3.13%, 5/15/2041	113	108
Pool # 763366, 3.49%, 5/15/2041	55	52
Pool # 770909, 2.99%, 6/15/2041	264	251
Pool # 380436, 3.38%, 6/15/2041	307	295
Pool # 770754, 3.38%, 6/15/2041	341	328
Pool # 770879, 3.38%, 6/15/2041	81	76
Pool # AT7652, 4.00%, 8/15/2046	1,048	996
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	231

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 784450, 4.00%, 2/15/2048	4,281	4,029
Pool # BI6468, 5.00%, 12/15/2048	2,583	2,538
Pool # BM1750, 5.00%, 4/15/2049	1,491	1,464
Pool # BM4206, 5.00%, 4/15/2049	1,353	1,334
Pool # BM4207, 5.00%, 4/15/2049	700	688
Pool # BM4208, 5.00%, 4/15/2049	3,284	3,233
Pool # BM1957, 5.00%, 5/15/2049	2,046	2,011
Pool # BN4051, 5.00%, 6/15/2049	2,774	2,734
Pool # BN4052, 5.00%, 6/15/2049	3,088	3,036
Pool # BN4053, 5.00%, 6/15/2049	4,153	4,103
Pool # BM9691, 4.50%, 7/15/2049	2,874	2,780
Pool # BM2141, 5.00%, 7/15/2049	1,659	1,653
Pool # BM2163, 5.00%, 7/15/2049	2,722	2,716
Pool # BM2281, 5.00%, 7/15/2049	2,653	2,594
Pool # BM2305, 5.00%, 8/15/2049	1,489	1,478
Pool # BV2390, 3.50%, 7/15/2050	1,133	1,066
Pool # BW7021, 3.50%, 8/15/2050	3,820	3,592
Pool # BW7044, 3.50%, 9/15/2050	3,458	3,252
Pool # BW7064, 3.50%, 10/15/2050	1,787	1,681
Pool # BY7857, 3.50%, 11/15/2050	1,257	1,182
Pool # BY7874, 3.50%, 12/15/2050	1,037	975
Pool # CA3251, 3.50%, 12/15/2050	1,149	1,082
Pool # BY7887, 3.50%, 1/15/2051	2,924	2,749
Pool # CA3320, 3.50%, 1/15/2051	1,558	1,466
Pool # CA3304, 3.50%, 2/15/2051	1,134	1,067
Pool # CE2513, 3.50%, 5/15/2051	1,147	1,038
Pool # CO1898, 5.50%, 7/15/2052	4,904	4,931
Pool # CO1926, 5.00%, 10/15/2052	4,184	4,167
Pool # CR2385, 5.50%, 4/15/2053	3,637	3,657
GNMA II
Pool # CG8187, ARM, 6.66%, 8/20/2071 (a)	9,564	9,764
Pool # CH2658, ARM, 6.70%, 9/20/2071 (a)	4,706	4,814
Pool # CH4939, ARM, 6.68%, 10/20/2071 (a)	3,363	3,428
Pool # CJ6767, ARM, 6.59%, 11/20/2071 (a)	9,578	9,736
Pool # CJ7141, ARM, 6.70%, 11/20/2071 (a)	4,472	4,566
Pool # CJ9640, ARM, 6.76%, 11/20/2071 (a)	10,718	10,976
Pool # CE5553, ARM, 6.89%, 11/20/2071 (a)	11,971	12,343
Pool # CE5557, ARM, 6.89%, 11/20/2071 (a)	10,308	10,628
Pool # CK2767, ARM, 6.93%, 12/20/2071 (a)	9,101	9,397
Pool # CJ7149, ARM, 6.97%, 12/20/2071 (a)	5,533	5,717
Pool # 786556, 4.64%, 1/20/2073 (a)	8,038	7,653
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	—
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 737076, 6.50%, 10/20/2033	86	86
Pool # 616732, 6.50%, 9/20/2034	77	76
Pool # 748766, 6.50%, 1/20/2039	36	36
Pool # 752496, 6.50%, 1/20/2039	79	80
Pool # 783389, 6.00%, 8/20/2039	417	436
Pool # 783444, 5.50%, 9/20/2039	82	83
Pool # 742853, 3.88%, 4/20/2040	1,271	1,184
Pool # 742810, 3.88%, 6/20/2040	1,132	1,056
Pool # 742801, 3.88%, 8/20/2040	351	327
Pool # 742876, 3.25%, 11/20/2040	999	900
Pool # 742878, 3.88%, 11/20/2040	4,155	3,873
Pool # BZ8504, 2.50%, 12/20/2040	922	785
Pool # 742883, 3.25%, 2/20/2041	1,933	1,771
Pool # 742885, 3.75%, 2/20/2041	143	133
Pool # 742884, 3.88%, 2/20/2041	1,968	1,836
Pool # 751810, 3.50%, 3/20/2041	734	671
Pool # BZ1781, 4.50%, 5/20/2041	600	580
Pool # BZ1778, 4.00%, 10/20/2041	456	436
Pool # BZ1774, 3.50%, 12/20/2041	1,313	1,192
Pool # BZ1664, 4.00%, 12/20/2042	773	739
Pool # BZ1780, 4.50%, 10/20/2043	874	844
Pool # AE8053, 4.00%, 12/20/2043	707	672
Pool # BZ1770, 3.00%, 6/20/2044	1,986	1,750
Pool # BZ1661, 3.50%, 8/20/2044	1,077	987
Pool # BZ1773, 3.50%, 9/20/2044	2,155	1,984
Pool # AJ9020, 4.50%, 10/20/2044	135	129
Pool # 783967, 4.25%, 12/20/2044	1,791	1,725
Pool # BZ1777, 4.00%, 3/20/2045	525	500
Pool # BY6444, 2.50%, 11/20/2045	639	542
Pool # BZ8502, 2.50%, 12/20/2045	1,518	1,283
Pool # BZ8503, 2.50%, 12/20/2045	876	742
Pool # AK8803, 4.00%, 3/20/2046	911	866
Pool # BZ1663, 4.00%, 7/20/2046	1,206	1,145
Pool # AS8110, 3.75%, 8/20/2046	2,044	1,908
Pool # AY2378, 3.25%, 2/20/2047	271	247
Pool # AY2381, 4.25%, 7/20/2047	970	922
Pool # BZ1769, 3.00%, 8/20/2047	1,879	1,657
Pool # BZ1654, 3.00%, 9/20/2047	706	623
Pool # AY2388, 4.25%, 9/20/2047	3,285	3,119
Pool # BD3185, 4.00%, 10/20/2047	9,207	8,610
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ1660, 3.50%, 11/20/2047	1,794	1,629
Pool # BZ1772, 3.50%, 11/20/2047	4,138	3,757
Pool # BZ1776, 4.00%, 11/20/2047	1,950	1,853
Pool # AY2392, 4.25%, 11/20/2047	3,726	3,538
Pool # BE4662, 4.00%, 12/20/2047	12,378	11,822
Pool # BB8795, 4.00%, 1/20/2048	2,686	2,502
Pool # AY2395, 4.25%, 1/20/2048	2,504	2,378
Pool # AY2404, 4.25%, 5/20/2048	3,672	3,478
Pool # BG6360, 5.00%, 5/20/2048	2,281	2,293
Pool # BF2645, 5.50%, 5/20/2048	497	495
Pool # AY2405, 4.25%, 6/20/2048	4,791	4,538
Pool # BD0531, 5.00%, 6/20/2048	668	664
Pool # BD0532, 5.00%, 6/20/2048	588	578
Pool # BF2971, 5.00%, 6/20/2048	1,026	1,009
Pool # AY2407, 4.25%, 7/20/2048	1,904	1,804
Pool # AY2408, 4.50%, 7/20/2048	866	830
Pool # BG7397, 4.50%, 7/20/2048	1,145	1,104
Pool # BF3017, 5.00%, 7/20/2048	956	946
Pool # AY2409, 4.25%, 8/20/2048	1,577	1,490
Pool # AY2410, 4.50%, 8/20/2048	891	854
Pool # BD0550, 5.00%, 8/20/2048	1,090	1,082
Pool # BG7389, 5.00%, 8/20/2048	1,026	1,009
Pool # BG7391, 5.00%, 8/20/2048	973	963
Pool # AY2412, 4.50%, 9/20/2048	4,289	4,112
Pool # 784626, 4.50%, 10/20/2048	486	466
Pool # BI4488, 4.50%, 11/20/2048	972	933
Pool # BK2585, 5.00%, 11/20/2048	533	528
Pool # BK2586, 5.00%, 11/20/2048	414	411
Pool # BI6431, 4.50%, 12/20/2048	1,318	1,273
Pool # BI6669, 4.50%, 12/20/2048	1,308	1,268
Pool # BH3133, 5.00%, 12/20/2048	2,234	2,193
Pool # BJ7083, 5.00%, 12/20/2048	149	146
Pool # BJ7084, 5.00%, 12/20/2048	1,452	1,443
Pool # BK7169, 5.00%, 12/20/2048	986	976
Pool # BJ1334, 5.00%, 1/20/2049	1,657	1,626
Pool # BJ9641, 5.00%, 1/20/2049	1,342	1,342
Pool # BJ9642, 5.00%, 1/20/2049	950	952
Pool # BJ9824, 4.50%, 2/20/2049	2,113	2,025
Pool # BJ9825, 4.50%, 2/20/2049	960	921
Pool # BK7188, 4.50%, 2/20/2049	1,193	1,151
Pool # BJ9630, 5.00%, 2/20/2049	534	524
Pool # BJ9633, 5.00%, 2/20/2049	783	767
Pool # BK7189, 5.00%, 2/20/2049	1,281	1,272
Pool # BK7198, 4.50%, 3/20/2049	934	891
Pool # BL6765, 5.50%, 5/20/2049	1,789	1,797
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BN0907, 4.50%, 6/20/2049	955	916
Pool # BN1498, 5.00%, 6/20/2049	1,804	1,767
Pool # BN1499, 5.00%, 6/20/2049	2,215	2,202
Pool # BN1500, 5.50%, 6/20/2049	696	695
Pool # BN2627, 4.00%, 7/20/2049	2,074	1,943
Pool # BN2628, 4.00%, 7/20/2049	2,300	2,154
Pool # BO0521, 4.00%, 7/20/2049	493	466
Pool # BM9692, 4.50%, 7/20/2049	788	754
Pool # BN0879, 5.00%, 7/20/2049	326	320
Pool # BO3160, 5.00%, 7/20/2049	766	762
Pool # BP4237, 5.00%, 7/20/2049	712	707
Pool # BP4238, 5.00%, 7/20/2049	456	458
Pool # BP4240, 5.00%, 7/20/2049	672	674
Pool # BP4241, 5.00%, 7/20/2049	1,005	1,010
Pool # BP4242, 5.00%, 7/20/2049	478	487
Pool # BL9354, 4.00%, 8/20/2049	1,233	1,153
Pool # BM2327, 4.00%, 8/20/2049	550	511
Pool # BM2418, 4.00%, 8/20/2049	1,241	1,187
Pool # BN0884, 4.00%, 8/20/2049	486	456
Pool # BN0889, 4.50%, 8/20/2049	218	209
Pool # BN7048, 4.50%, 8/20/2049	2,784	2,662
Pool # BN7049, 4.50%, 8/20/2049	3,642	3,508
Pool # BN0890, 5.00%, 8/20/2049	507	502
Pool # BN0891, 5.00%, 8/20/2049	359	353
Pool # BN0893, 5.00%, 8/20/2049	565	556
Pool # BO3257, 5.00%, 8/20/2049	764	758
Pool # BP4290, 5.00%, 8/20/2049	699	687
Pool # BP4291, 5.00%, 8/20/2049	474	463
Pool # BP4292, 5.00%, 8/20/2049	1,901	1,873
Pool # BP4293, 5.00%, 8/20/2049	1,388	1,370
Pool # BP4294, 5.00%, 8/20/2049	672	672
Pool # BN0896, 4.00%, 9/20/2049	1,228	1,148
Pool # BI0930, 4.50%, 9/20/2049	1,669	1,659
Pool # BM9714, 4.50%, 9/20/2049	598	585
Pool # 784810, 5.00%, 9/20/2049	3,616	3,546
Pool # AC2995, 5.00%, 9/20/2049	2,161	2,179
Pool # BP2853, 5.00%, 9/20/2049	1,359	1,342
Pool # BP8644, 5.00%, 9/20/2049	1,208	1,193
Pool # BP8645, 5.00%, 9/20/2049	540	532
Pool # BQ3138, 4.00%, 10/20/2049	833	780
Pool # AC2994, 4.50%, 10/20/2049	721	704
Pool # BQ9513, 3.50%, 11/20/2049	1,349	1,239
Pool # BQ3791, 4.00%, 11/20/2049	1,440	1,342
Pool # BR2638, 4.00%, 11/20/2049	391	366
Pool # 784847, 4.50%, 11/20/2049	3,497	3,333
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	233

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP2896, 4.50%, 11/20/2049	1,435	1,395
Pool # BP7772, 4.50%, 11/20/2049	350	343
Pool # BP8665, 4.50%, 11/20/2049	515	494
Pool # BP8666, 4.50%, 11/20/2049	1,219	1,168
Pool # BP8667, 5.00%, 11/20/2049	613	605
Pool # BP8668, 5.00%, 11/20/2049	367	361
Pool # BR1542, 5.00%, 11/20/2049	799	787
Pool # BP8669, 5.50%, 11/20/2049	242	240
Pool # BP7668, 3.50%, 12/20/2049	5,864	5,405
Pool # BP7795, 3.50%, 12/20/2049	1,627	1,496
Pool # BP8670, 3.50%, 12/20/2049	691	631
Pool # BL9372, 4.00%, 12/20/2049	768	716
Pool # BP5516, 4.00%, 12/20/2049	864	821
Pool # BP8672, 4.00%, 12/20/2049	578	541
Pool # BP8673, 4.00%, 12/20/2049	916	858
Pool # BP8674, 4.00%, 12/20/2049	1,125	1,054
Pool # BQ3790, 4.00%, 12/20/2049	3,966	3,654
Pool # BJ9866, 4.50%, 12/20/2049	2,627	2,518
Pool # BL9374, 4.50%, 12/20/2049	142	140
Pool # BP8676, 4.50%, 12/20/2049	651	624
Pool # BP8677, 4.50%, 12/20/2049	1,704	1,633
Pool # BP8678, 5.00%, 12/20/2049	995	983
Pool # BP8679, 5.50%, 12/20/2049	774	770
Pool # BP8021, 3.50%, 1/20/2050	1,795	1,678
Pool # BP8681, 3.50%, 1/20/2050	1,470	1,334
Pool # BL9379, 4.00%, 1/20/2050	2,278	2,122
Pool # BP8682, 4.00%, 1/20/2050	1,176	1,101
Pool # BP8683, 4.00%, 1/20/2050	992	929
Pool # BT0281, 4.00%, 1/20/2050	3,249	3,144
Pool # BP8688, 4.50%, 1/20/2050	1,961	1,880
Pool # BR0539, 4.50%, 1/20/2050	2,632	2,560
Pool # BP8020, 3.50%, 2/20/2050	986	922
Pool # BP8022, 3.50%, 2/20/2050	1,606	1,496
Pool # BQ1338, 4.00%, 2/20/2050	3,673	3,425
Pool # BQ7054, 4.00%, 2/20/2050	2,315	2,168
Pool # BS8384, 5.00%, 2/20/2050	1,133	1,124
Pool # BS8400, 3.00%, 3/20/2050	4,778	4,200
Pool # BT0397, 3.00%, 3/20/2050	544	478
Pool # BQ4110, 3.50%, 3/20/2050	5,253	4,983
Pool # BS5879, 3.50%, 3/20/2050	1,049	959
Pool # BS8411, 3.50%, 3/20/2050	3,692	3,376
Pool # BT0399, 3.50%, 3/20/2050	997	905
Pool # BT3628, 3.50%, 3/20/2050	1,759	1,665
Pool # BT3629, 3.50%, 3/20/2050	750	707
Pool # BT8043, 3.50%, 3/20/2050	1,273	1,168
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BT8044, 3.50%, 3/20/2050	3,120	2,863
Pool # BT8045, 3.50%, 3/20/2050	3,990	3,647
Pool # BT8046, 3.50%, 3/20/2050	4,871	4,463
Pool # BT8047, 3.50%, 3/20/2050	3,354	3,128
Pool # BT8048, 3.50%, 3/20/2050	3,210	3,038
Pool # BS5873, 4.00%, 3/20/2050	457	426
Pool # BS5874, 4.00%, 3/20/2050	2,520	2,357
Pool # BQ7064, 3.50%, 4/20/2050	810	740
Pool # BT3736, 3.50%, 4/20/2050	2,011	1,838
Pool # BU3072, 5.00%, 4/20/2050	714	719
Pool # BQ4098, 3.00%, 5/20/2050	7,159	6,303
Pool # BR3899, 3.00%, 5/20/2050	991	873
Pool # BT4019, 3.00%, 5/20/2050	3,471	3,051
Pool # BQ7069, 3.25%, 5/20/2050	1,813	1,624
Pool # BQ7083, 3.25%, 5/20/2050	290	258
Pool # BS7609, 3.50%, 5/20/2050	3,708	3,366
Pool # BT3843, 3.50%, 5/20/2050	1,619	1,496
Pool # BQ7073, 4.00%, 5/20/2050	174	163
Pool # BV2935, 4.50%, 5/20/2050	793	788
Pool # BV6609, 4.50%, 5/20/2050	366	359
Pool # BV6631, 4.50%, 5/20/2050	1,233	1,203
Pool # BV6670, 4.50%, 5/20/2050	1,050	1,027
Pool # MA6661, 5.50%, 5/20/2050	92	93
Pool # BT4096, 3.00%, 6/20/2050	4,587	4,033
Pool # BU7682, 3.00%, 6/20/2050	4,357	3,874
Pool # BQ7084, 3.25%, 6/20/2050	2,554	2,288
Pool # BV8680, 3.50%, 6/20/2050	1,751	1,601
Pool # BV8683, 3.50%, 6/20/2050	888	811
Pool # BV8684, 3.50%, 6/20/2050	1,609	1,471
Pool # BV8685, 3.50%, 6/20/2050	1,262	1,146
Pool # BQ7086, 4.00%, 6/20/2050	2,521	2,361
Pool # BQ7092, 4.00%, 6/20/2050	1,839	1,738
Pool # BR3901, 4.00%, 6/20/2050	1,219	1,136
Pool # BT4070, 4.00%, 6/20/2050	516	492
Pool # BV8688, 4.00%, 6/20/2050	1,439	1,345
Pool # BQ7087, 4.25%, 6/20/2050	837	793
Pool # BV2372, 4.50%, 6/20/2050	1,257	1,223
Pool # BV6632, 4.50%, 6/20/2050	2,455	2,411
Pool # BQ7088, 5.00%, 6/20/2050	879	860
Pool # BV8696, 3.00%, 7/20/2050	3,048	2,680
Pool # BV8711, 3.00%, 7/20/2050	2,855	2,510
Pool # BV8727, 3.00%, 7/20/2050	1,797	1,588
Pool # BW0561, 3.00%, 7/20/2050	1,326	1,140
Pool # BQ7085, 3.25%, 7/20/2050	4,405	3,936
Pool # BV8699, 3.50%, 7/20/2050	1,825	1,668
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BV8700, 3.50%, 7/20/2050	1,569	1,425
Pool # BV8716, 3.50%, 7/20/2050	1,946	1,767
Pool # BQ7097, 4.00%, 7/20/2050	3,426	3,198
Pool # BU7564, 4.00%, 7/20/2050	2,511	2,339
Pool # BV8702, 4.00%, 7/20/2050	703	659
Pool # BW5975, 4.00%, 7/20/2050	565	528
Pool # BW5994, 4.00%, 7/20/2050	1,131	1,091
Pool # BV2395, 4.50%, 7/20/2050	1,668	1,632
Pool # BV8722, 2.50%, 8/20/2050	3,211	2,720
Pool # BV8726, 3.00%, 8/20/2050	819	722
Pool # BX4922, 3.00%, 8/20/2050	173	152
Pool # BX4923, 3.00%, 8/20/2050	2,627	2,309
Pool # BW1746, 3.25%, 8/20/2050	3,623	3,245
Pool # BR3911, 3.50%, 8/20/2050	3,940	3,577
Pool # BV2402, 3.50%, 8/20/2050	5,326	4,836
Pool # BX4927, 3.50%, 8/20/2050	1,153	1,055
Pool # BX4928, 3.50%, 8/20/2050	1,698	1,542
Pool # BX4939, 3.50%, 8/20/2050	2,722	2,488
Pool # BW1747, 4.00%, 8/20/2050	646	604
Pool # BW7383, 4.00%, 8/20/2050	3,837	3,625
Pool # BX6092, 4.00%, 8/20/2050	2,643	2,499
Pool # BX6093, 4.00%, 8/20/2050	6,570	6,157
Pool # BW0559, 4.50%, 8/20/2050	759	724
Pool # BW7033, 4.50%, 8/20/2050	692	673
Pool # BZ1653, 3.00%, 9/20/2050	671	592
Pool # BW1757, 3.25%, 9/20/2050	3,917	3,499
Pool # BR3917, 3.50%, 9/20/2050	7,912	7,183
Pool # BU7559, 3.50%, 9/20/2050	5,389	4,892
Pool # BW1718, 3.50%, 9/20/2050	3,985	3,634
Pool # BW1758, 3.50%, 9/20/2050	2,070	1,892
Pool # BX4956, 3.50%, 9/20/2050	2,185	1,998
Pool # BY3407, 3.50%, 9/20/2050	3,091	2,825
Pool # BY3408, 3.50%, 9/20/2050	1,265	1,156
Pool # BY3432, 3.50%, 9/20/2050	3,021	2,743
Pool # BR3918, 4.00%, 9/20/2050	708	659
Pool # BW1759, 4.00%, 9/20/2050	1,491	1,393
Pool # BX3717, 4.00%, 9/20/2050	609	570
Pool # BX3718, 4.00%, 9/20/2050	805	752
Pool # BW7043, 4.50%, 9/20/2050	1,117	1,086
Pool # BW1760, 4.75%, 9/20/2050	1,022	990
Pool # BX4971, 2.50%, 10/20/2050	1,411	1,192
Pool # BY6410, 2.50%, 10/20/2050	1,109	940
Pool # BW1771, 3.00%, 10/20/2050	1,451	1,279
Pool # BW1772, 3.25%, 10/20/2050	1,611	1,443
Pool # BU7550, 3.50%, 10/20/2050	6,519	5,918
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BW1773, 3.50%, 10/20/2050	1,700	1,554
Pool # BY6416, 3.50%, 10/20/2050	1,545	1,412
Pool # BZ1658, 3.50%, 10/20/2050	715	654
Pool # BY6421, 4.00%, 10/20/2050	817	761
Pool # BZ1662, 4.00%, 10/20/2050	928	867
Pool # BW1774, 4.25%, 10/20/2050	1,039	981
Pool # BY6440, 2.50%, 11/20/2050	2,421	2,047
Pool # BY6441, 2.50%, 11/20/2050	2,106	1,781
Pool # BY6443, 2.50%, 11/20/2050	1,877	1,585
Pool # BY6445, 2.50%, 11/20/2050	2,268	1,922
Pool # BY6447, 3.00%, 11/20/2050	3,513	3,102
Pool # BZ2574, 3.00%, 11/20/2050	893	785
Pool # BZ3559, 3.00%, 11/20/2050	968	851
Pool # BZ2575, 3.25%, 11/20/2050	2,918	2,612
Pool # BY6453, 3.50%, 11/20/2050	951	869
Pool # BY6454, 3.50%, 11/20/2050	1,813	1,657
Pool # BY6455, 3.50%, 11/20/2050	1,668	1,524
Pool # BY6456, 3.50%, 11/20/2050	665	615
Pool # BZ1771, 3.50%, 11/20/2050	1,728	1,568
Pool # BZ3527, 3.50%, 11/20/2050	4,770	4,349
Pool # BZ3560, 3.50%, 11/20/2050	1,436	1,304
Pool # BY5559, 4.00%, 11/20/2050	4,899	4,568
Pool # BY6457, 4.00%, 11/20/2050	650	612
Pool # BY6458, 4.00%, 11/20/2050	684	641
Pool # BZ2576, 4.00%, 11/20/2050	3,131	2,924
Pool # BY7851, 4.50%, 11/20/2050	1,569	1,526
Pool # BZ1779, 4.50%, 11/20/2050	868	832
Pool # BS8546, 2.50%, 12/20/2050	5,375	4,478
Pool # BZ8499, 2.50%, 12/20/2050	1,715	1,451
Pool # BZ8500, 2.50%, 12/20/2050	2,074	1,754
Pool # BZ8501, 2.50%, 12/20/2050	2,291	1,937
Pool # BZ8505, 2.50%, 12/20/2050	1,057	893
Pool # BZ8507, 2.50%, 12/20/2050	2,605	2,207
Pool # BZ2590, 3.25%, 12/20/2050	2,236	2,002
Pool # BZ2591, 3.50%, 12/20/2050	957	875
Pool # BZ2592, 3.50%, 12/20/2050	1,453	1,328
Pool # BZ8515, 3.50%, 12/20/2050	1,639	1,498
Pool # BZ8516, 3.50%, 12/20/2050	616	563
Pool # BZ1775, 4.00%, 12/20/2050	1,650	1,540
Pool # BZ6501, 4.00%, 12/20/2050	5,028	4,684
Pool # BZ8495, 4.00%, 12/20/2050	1,424	1,327
Pool # BY7873, 4.50%, 12/20/2050	1,394	1,356
Pool # CB4508, 5.00%, 12/20/2050	533	525
Pool # BZ8530, 2.50%, 1/20/2051	1,201	1,012
Pool # CB4502, 3.00%, 1/20/2051	1,336	1,178
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	235

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB4503, 3.00%, 1/20/2051	1,121	986
Pool # BZ2606, 3.25%, 1/20/2051	1,956	1,747
Pool # 785294, 3.50%, 1/20/2051	11,024	9,791
Pool # BY7890, 3.50%, 1/20/2051	9,752	8,853
Pool # BZ8541, 3.50%, 1/20/2051	795	727
Pool # BZ8542, 3.50%, 1/20/2051	458	415
Pool # CB1505, 3.50%, 1/20/2051	11,236	10,242
Pool # CB4504, 3.50%, 1/20/2051	1,417	1,295
Pool # BZ2614, 4.00%, 1/20/2051	523	487
Pool # BZ8544, 4.00%, 1/20/2051	699	655
Pool # CB2357, 4.00%, 1/20/2051	1,373	1,314
Pool # CB4506, 4.00%, 1/20/2051	1,239	1,188
Pool # CB1543, 3.00%, 2/20/2051	5,690	5,003
Pool # CB3225, 3.25%, 2/20/2051	996	892
Pool # CA9001, 3.50%, 2/20/2051	6,971	6,328
Pool # CB3226, 3.50%, 2/20/2051	828	757
Pool # CB4521, 3.50%, 2/20/2051	1,505	1,387
Pool # CB4522, 3.50%, 2/20/2051	1,073	1,004
Pool # CB4524, 4.00%, 2/20/2051	1,103	1,033
Pool # CA8994, 4.50%, 2/20/2051	1,158	1,126
Pool # CB4433, 3.00%, 3/20/2051	3,813	3,277
Pool # CB3240, 3.25%, 3/20/2051	951	848
Pool # CB3242, 3.50%, 3/20/2051	1,968	1,794
Pool # CB4538, 3.50%, 3/20/2051	1,025	937
Pool # CB3253, 3.25%, 4/20/2051	1,083	967
Pool # CB3254, 3.50%, 4/20/2051	1,578	1,442
Pool # CB3255, 3.50%, 4/20/2051	1,712	1,565
Pool # CB3256, 3.50%, 4/20/2051	2,993	2,729
Pool # CC9816, 3.00%, 5/20/2051	2,501	2,214
Pool # CD0432, 3.50%, 5/20/2051	1,969	1,799
Pool # CD0433, 3.50%, 5/20/2051	2,109	1,928
Pool # CD0434, 3.50%, 5/20/2051	2,330	2,124
Pool # CC9825, 2.50%, 6/20/2051	1,758	1,486
Pool # CC9826, 2.50%, 6/20/2051	1,978	1,672
Pool # CC9831, 3.00%, 6/20/2051	1,612	1,417
Pool # CD0442, 3.50%, 6/20/2051	1,648	1,507
Pool # CD0443, 3.50%, 6/20/2051	1,390	1,271
Pool # CD0444, 3.50%, 6/20/2051	1,153	1,052
Pool # CC9835, 4.00%, 6/20/2051	966	905
Pool # CC9836, 4.00%, 6/20/2051	762	713
Pool # CC9837, 4.00%, 6/20/2051	1,012	944
Pool # CD0454, 3.50%, 7/20/2051	2,304	2,092
Pool # CE9918, 3.50%, 7/20/2051	1,851	1,692
Pool # CE9919, 3.50%, 7/20/2051	1,089	995
Pool # CE9920, 3.50%, 7/20/2051	1,193	1,091
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CE9923, 4.00%, 7/20/2051	1,001	934
Pool # CE9932, 3.00%, 8/20/2051	1,928	1,705
Pool # CD0461, 3.50%, 8/20/2051	1,257	1,149
Pool # CE9935, 3.50%, 8/20/2051	955	873
Pool # CE9936, 3.50%, 8/20/2051	1,263	1,155
Pool # CE9937, 3.50%, 8/20/2051	1,149	1,051
Pool # CE9939, 4.00%, 8/20/2051	874	814
Pool # CD0469, 3.50%, 9/20/2051	1,770	1,616
Pool # CG4129, 3.50%, 9/20/2051	2,726	2,494
Pool # CG4130, 3.50%, 9/20/2051	2,713	2,466
Pool # CH0092, 3.50%, 9/20/2051	5,633	5,118
Pool # 786522, 3.50%, 10/20/2051	20,201	18,234
Pool # CD0476, 3.50%, 10/20/2051	1,105	1,010
Pool # CD0477, 3.50%, 10/20/2051	1,885	1,719
Pool # CH0834, 3.50%, 10/20/2051	857	783
Pool # CH0835, 3.50%, 10/20/2051	971	887
Pool # CH0836, 3.50%, 10/20/2051	1,242	1,135
Pool # CH0837, 3.50%, 10/20/2051	829	757
Pool # CH0838, 3.50%, 10/20/2051	1,411	1,281
Pool # CH0840, 4.00%, 10/20/2051	1,448	1,356
Pool # CH0841, 4.00%, 10/20/2051	1,461	1,362
Pool # CH0848, 3.00%, 11/20/2051	1,367	1,207
Pool # CH0849, 3.00%, 11/20/2051	2,485	2,192
Pool # CH0850, 3.00%, 11/20/2051	2,007	1,770
Pool # CH0851, 3.00%, 11/20/2051	1,374	1,210
Pool # CH0852, 3.00%, 11/20/2051	2,578	2,282
Pool # CI0076, 3.00%, 11/20/2051	1,236	1,090
Pool # CI0077, 3.50%, 11/20/2051	875	800
Pool # CI0078, 3.50%, 11/20/2051	1,943	1,771
Pool # CI9257, 3.50%, 11/20/2051	4,183	3,798
Pool # CH0860, 3.00%, 12/20/2051	707	625
Pool # CH0861, 3.00%, 12/20/2051	2,739	2,416
Pool # CH0862, 3.00%, 12/20/2051	1,527	1,346
Pool # CH0864, 3.00%, 12/20/2051	1,280	1,125
Pool # CH0868, 3.50%, 12/20/2051	1,722	1,574
Pool # CH7863, 3.50%, 12/20/2051	2,297	2,096
Pool # CH0871, 4.00%, 12/20/2051	1,317	1,231
Pool # CI0090, 2.50%, 1/20/2052	1,206	1,023
Pool # CI0092, 3.00%, 1/20/2052	1,551	1,365
Pool # CJ3916, 3.00%, 1/20/2052	8,710	7,845
Pool # CK4908, 3.00%, 1/20/2052	3,160	2,786
Pool # CK4909, 3.00%, 1/20/2052	2,002	1,764
Pool # CK4916, 3.00%, 1/20/2052	4,276	3,759
Pool # CI0093, 3.50%, 1/20/2052	1,105	1,010
Pool # CI0094, 3.50%, 1/20/2052	2,626	2,384
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CK1583, 3.50%, 1/20/2052	3,599	3,289
Pool # CK4918, 3.50%, 1/20/2052	1,458	1,332
Pool # CK7137, 4.00%, 1/20/2052	8,644	7,924
Pool # CK2667, 3.00%, 2/20/2052	5,816	5,112
Pool # CM2170, 3.00%, 3/20/2052	9,200	8,071
Pool # CI0110, 3.50%, 3/20/2052	1,301	1,181
Pool # CL1777, 3.50%, 3/20/2052	2,684	2,464
Pool # CL1778, 3.50%, 3/20/2052	1,630	1,490
Pool # CL1827, 3.50%, 3/20/2052	6,301	5,761
Pool # CL1828, 3.50%, 3/20/2052	8,041	7,349
Pool # CL1829, 3.50%, 3/20/2052	4,100	3,722
Pool # CM1692, 3.50%, 3/20/2052	5,345	4,749
Pool # CM2218, 3.50%, 3/20/2052	1,948	1,780
Pool # CM2221, 3.50%, 3/20/2052	4,865	4,471
Pool # CI0111, 4.00%, 3/20/2052	1,365	1,272
Pool # CN3435, 4.50%, 4/20/2052	978	934
Pool # CN3436, 4.50%, 4/20/2052	5,595	5,338
Pool # CO4826, 5.00%, 6/20/2052	4,701	4,575
Pool # CO5339, 5.00%, 6/20/2052	4,522	4,410
Pool # CQ8079, 5.50%, 1/20/2053	1,999	2,012
Pool # CS4546, 5.00%, 2/20/2053	2,172	2,125
Pool # CR2499, 5.50%, 2/20/2053	3,482	3,464
Pool # CS4547, 5.50%, 2/20/2053	1,149	1,157
Pool # CS4560, 5.50%, 3/20/2053	2,502	2,520
Pool # CS4561, 6.00%, 3/20/2053	1,287	1,315
Pool # CM6940, 5.50%, 4/20/2053	3,984	3,944
Pool # CT3981, 5.50%, 4/20/2053	1,005	1,001
Pool # CT3982, 5.50%, 4/20/2053	1,098	1,090
Pool # CT3983, 5.50%, 4/20/2053	1,165	1,142
Pool # CS4586, 5.50%, 5/20/2053	2,331	2,347
Pool # CU6671, 5.50%, 6/20/2053	2,605	2,623
Pool # CU6685, 5.50%, 7/20/2053	1,662	1,673
Pool # CV6856, 5.50%, 7/20/2053	1,238	1,214
Pool # CU6686, 6.00%, 7/20/2053	1,884	1,926
Pool # CU6687, 6.50%, 7/20/2053	3,111	3,245
Pool # CV0173, 6.50%, 7/20/2053	1,746	1,810
Pool # CU6696, 6.00%, 8/20/2053	1,217	1,244
Pool # CU6697, 6.50%, 8/20/2053	2,588	2,699
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	754	716
Pool # AH5895, 4.00%, 6/20/2034	253	247
Pool # 4285, 6.00%, 11/20/2038	16	16
Pool # BO1377, 3.75%, 2/20/2040	825	783
Pool # BO1378, 4.00%, 1/20/2041	1,256	1,241
Pool # CD7341, 3.50%, 7/20/2047	3,725	3,395
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS0536, 3.00%, 3/20/2048	2,405	2,109
Pool # BS0538, 4.00%, 12/20/2048	965	901
Pool # BS0539, 4.50%, 1/20/2049	635	607
Pool # MA6145, 3.50%, 9/20/2049	436	392
Pool # CE3912, 5.00%, 9/20/2049	4,694	4,600
Pool # BS0537, 3.50%, 12/20/2049	756	687
Pool # CI8475, 5.00%, 5/20/2050	6,059	5,937
Pool # AC0977, 4.39%, 5/20/2063 (a)	13	13
Pool # 785863, 3.09%, 12/20/2071 (a)	12,331	10,703
Pool # CL8137, 3.18%, 3/20/2072 (a)	3,286	2,852
Total Mortgage-Backed Securities (Cost $2,757,460)		2,496,097
Asset-Backed Securities — 14.7%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	978	940
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	5,406	4,814
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.26%, 12/18/2037 (a) (c)	3,996	3,940
Series 2021-FL4, Class B, 6.83%, 12/18/2037 (a) (c)	2,000	1,920
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (c) (d)	7,464	7,080
American Homes 4 Rent Trust
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (c)	4,085	4,016
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (c)	1,500	1,485
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (c)	1,570	1,532
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 (c)	3,650	3,566
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (c)	3,172	3,149
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (c)	4,390	4,248
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (c)	3,975	3,904
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (c)	3,100	3,019
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (c)	4,200	4,126
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (c)	310	284
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	237

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (c)	6,200	5,652
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (c)	4,000	3,620
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	200	182
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463	2,073
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181	7,187
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	7,500	6,338
Bridge Trust
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (c)	4,000	3,763
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (c)	5,000	4,820
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	5,566	5,186
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	3,755	3,669
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	3,871	3,759
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,130	926
CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050 (c)	11,500	10,765
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	2,794	2,376
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000	1,457
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (d)	7,612	6,697
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (a) (c)	10,942	10,658
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (c)	9,000	8,381
Series 2023-HB11, Class M2, 4.00%, 2/25/2037 ‡ (a) (c)	4,750	4,078
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	399	373
Series 2003-4, Class 1A5, 4.91%, 5/25/2033 (d)	258	243
Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (d)	152	145
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CoreVest American Finance Trust
Series 2017-2, Class M, 5.56%, 12/25/2027 (a) (c)	2,200	2,078
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	4,724	4,310
Series 2019-3, Class XB, IO, 1.55%, 10/15/2052 (a) (c)	27,000	1,710
Series 2019-3, Class XA, IO, 2.20%, 10/15/2052 (a) (c)	12,058	229
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	1,573	1,496
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	3,590	3,210
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 2/20/2032 (c)	1,027	974
Series 2019-1A, Class B, 3.53%, 2/20/2032 (c)	856	813
Series 2019-1A, Class C, 4.02%, 2/20/2032 (c)	841	795
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	3,332	3,045
Series 2021-1A, Class B, 2.05%, 11/21/2033 (c)	1,780	1,623
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	3,032	2,757
E3 (Cayman Islands)
Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	1,352	1,116
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (c)	294	278
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (c)	10,000	9,124
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	2,100	1,816
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (c)	11,712	10,687
Series 2022-SFR1, Class E2, 5.00%, 5/17/2039 (c)	5,235	4,730
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (c)	3,000	2,688
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (a) (c)	15,000	14,288
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	12,550	10,982
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	11,250	9,401
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	15,222	12,659
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	1,850	1,428
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	12,900	12,065
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000	7,849
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (c)	3,357	3,175
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	6	6
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (c)	1,600	1,330
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (c)	6,000	5,704
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (c)	225	199
Harvest SBA Loan Trust Series 2021-1, Class A, 7.43%, 4/25/2048 ‡ (a) (c)	2,533	2,472
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (c)	655	574
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (c)	430	418
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (c)	530	483
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 ‡ (c)	15	14
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (c)	635	570
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (c)	403	353
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (c)	1,269	1,123
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (c)	1,269	1,147
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (c)	601	540
Series 2017-2A, Class A1, 3.28%, 9/20/2048 ‡ (c)	899	773
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	1,577	1,476
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	4,126	3,938
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	1,586	1,524
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 (c)	1,502	1,385
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,655	3,318
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,436	3,006
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (a) (c)	43	— (e)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-4, Class A, IO, 0.79%, 9/25/2037 (a) (c)	2,375	45
Series 2012-6, Class A, IO, 0.61%, 5/25/2039 (a) (c)	2,440	29
Series 2015-2, Class A, IO, 2.94%, 7/25/2041 (a) (c)	445	45
LFT CRE Ltd. Series 2021-FL1, Class C, 7.37%, 6/15/2039 (a) (c)	8,000	7,643
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 6.18%, 2/25/2034 (a)	250	240
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	28,409	193
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	892	857
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	908	845
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	605	570
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	6,926	6,772
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	1,889	1,704
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	3,097	2,791
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	3,996	3,996
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.80%, 11/25/2033 (d)	147	136
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (c)	4,201	4,032
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152	5,327
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	4,729	4,410
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	8,823	8,030
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	9,157	8,327
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	5,083	4,534
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	11,035	9,954
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (c)	7,109	6,601
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038 (c)	1,593	1,508
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	239

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pagaya AI Technology in Housing Trust Series 2022-1, Class C, 4.25%, 8/25/2025 (c)	6,635	6,235
PFP Ltd. (Cayman Islands) Series 2021-7, Class B, 6.83%, 4/14/2038 (a) (c)	7,100	6,884
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (c)	9,455	8,684
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (c) (d)	5,098	4,926
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (c) (d)	3,080	2,899
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (c) (d)	3,426	3,196
Progress Residential
Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (c)	4,000	3,519
Series 2021-SFR4, Class E1, 2.41%, 5/17/2038 (c)	2,000	1,741
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 (c)	3,903	3,391
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	9,000	8,212
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 (c)	7,700	6,983
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 (c)	12,690	12,188
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 (c)	1,325	1,267
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (c)	6,390	5,997
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	3,000	2,646
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (c)	9,550	8,426
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775	5,833
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000	5,153
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555	4,202
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870	10,992
Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (c)	5,009	4,737
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (c)	9,257	8,770
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (c)	4,047	3,898
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	479	135
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (c)	289	258
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	124	116
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (c)	4,239	3,996
Repo Buyer RRI Trust, Zero Coupon, 4/14/2055 ‡	2,641	2,258
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.85%, 1/25/2036 (d)	54	43
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class C, 4.17%, 9/20/2035 (c)	117	111
Series 2019-1A, Class C, 3.77%, 1/20/2036 (c)	479	463
Series 2019-3A, Class B, 2.75%, 8/20/2036 (c)	1,446	1,358
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	2,964	2,737
Series 2021-1A, Class C, 1.79%, 11/20/2037 (c)	1,883	1,737
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	4,454	4,441
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	7,449	7,449
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	3,581	3,513
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	17	15
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	117	55
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669	5,230
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (c) (d)	4,308	4,169
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (d)	3,229	3,076
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (c) (d)	7,883	7,504
vMobo, Inc., 7.46%, 7/18/2027 ‡	9,998	9,124
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (c) (d)	8,990	8,257
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (c) (d)	1,426	1,313
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (d)	8,669	8,159
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (c) (d)	8,176	7,601
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c) (d)	10,714	10,113
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (c) (d)	7,709	7,184
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (c) (d)	3,277	3,144
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (c) (d)	6,164	5,832
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (c)	236	229
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038 (c)	1,164	1,097
Series 2019-AA, Class C, 3.34%, 6/15/2038 (c)	1,151	1,080
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (c)	941	929
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	5,620	5,306
Total Asset-Backed Securities (Cost $657,233)		623,450
Collateralized Mortgage Obligations — 11.8%
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	356	353
Series 2005-1CB, Class 1A6, IF, IO, 1.67%, 3/25/2035 (a)	212	12
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (a)	1,388	72
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (a)	1,277	35
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	53	23
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (a)	2,351	94
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (a)	1,183	33
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	198	152
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	7	5
Series 2005-57CB, Class 3A2, IF, IO, 4.43%, 12/25/2035 (a)	156	10
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	116	100
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-86CB, Class A11, 5.50%, 2/25/2036	193	114
Series 2006-7CB, Class 1A2, IF, IO, 4.63%, 5/25/2036 (a)	7,116	499
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	300	163
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	1	1
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (c)	4,331	4,070
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (c) (d)	4,768	4,746
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28	9
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	29	20
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	46	44
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	81	12
Series 2005-4, Class 30, PO, 8/25/2035	22	15
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	95	79
Series 2005-7, Class 30, PO, 11/25/2035	8	7
Series 2005-8, Class 30, PO, 1/25/2036	31	20
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 4.75%, 4/25/2033 (a)	12	11
Series 2003-J, Class 3A2, 3.32%, 11/25/2033 (a)	49	46
Baring Frn Series 2021-EBO1, Class PA, Zero Coupon, 5/22/2024 ‡	2,328	2,325
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	80	78
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 5.32%, 7/25/2033 (a)	42	40
Series 2003-7, Class 3A, 4.66%, 10/25/2033 (a)	16	14
Series 2004-1, Class 12A1, 4.09%, 4/25/2034 (a)	108	99
Series 2004-2, Class 14A, 3.86%, 5/25/2034 (a)	41	38
Series 2006-1, Class A1, 6.80%, 2/25/2036 (a)	137	131
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	96	98
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	4	2
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	241

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 4.80%, 6/25/2035 (a)	85	83
Series 2007-A1, Class 1A3, 4.52%, 2/25/2037 (a)	315	307
Series 2007-A1, Class 9A1, 4.74%, 2/25/2037 (a)	74	71
Series 2007-A1, Class 2A1, 5.27%, 2/25/2037 (a)	26	25
Series 2007-A1, Class 7A1, 5.46%, 2/25/2037 (a)	25	24
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	6	4
Series 2004-3, Class A26, 5.50%, 4/25/2034	69	66
Series 2004-HYB1, Class 2A, 4.70%, 5/20/2034 (a)	36	33
Series 2004-HYB3, Class 2A, 3.91%, 6/20/2034 (a)	138	127
Series 2004-7, Class 2A1, 2.52%, 6/25/2034 (a)	25	23
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	187	183
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	134	127
Series 2004-HYB6, Class A3, 4.41%, 11/20/2034 (a)	116	110
Series 2005-16, Class A23, 5.50%, 9/25/2035	58	38
Series 2005-22, Class 2A1, 3.65%, 11/25/2035 (a)	337	273
Series 2007-4, Class 1A52, IF, IO, 4.73%, 5/25/2037 (a)	1,355	92
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (a)	28	28
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.85%, 9/25/2033 (a) (c)	68	66
Series 2004-UST1, Class A3, 4.10%, 8/25/2034 (a)	32	30
Series 2004-UST1, Class A6, 5.91%, 8/25/2034 (a)	17	15
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	304	285
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	2	2
Series 2003-1, Class WA2, 6.50%, 6/25/2031	2	1
Series 2003-1, Class 3, PO, 9/25/2033	11	7
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	4	4
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	12	10
Series 2005-1, Class 2A1A, 3.14%, 2/25/2035 (a)	100	84
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	139	134
Series 2005-5, Class 1A2, 4.60%, 8/25/2035 (a)	251	205
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.65%, 2/25/2033 (a)	281	274
Series 2003-AR15, Class 3A1, 5.40%, 6/25/2033 (a)	55	53
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	45	43
Series 2004-AR2, Class 2A1, 4.51%, 3/25/2034 (a)	8	8
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	7	7
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	95	94
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	53	54
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	67	65
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	152	147
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	388	33
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	276	30
CSMC Trust
Series 2020-RPL5, Class A1, 3.02%, 8/25/2060 (a) (c)	4,386	4,336
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (c)	10,022	9,317
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (c)	4,577	4,434
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (c) (d)	5,286	5,134
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.73%, 2/25/2020 (a)	15	15
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	8,581	7,153
FHLMC, REMIC
Series 1578, Class K, 6.90%, 9/15/2023	—	—
Series 1578, Class V, IO, 7.00%, 9/15/2023	—	— (e)
Series 2571, Class SK, IF, 11.63%, 9/15/2023 (a)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1602, Class SA, IF, 5.52%, 10/15/2023 (a)	—	—
Series 1591, Class PV, 6.25%, 10/15/2023	—	—
Series 1813, Class I, PO, 11/15/2023	2	2
Series 1813, Class J, IF, IO, 0.50%, 11/15/2023 (a)	6	—
Series 2720, Class PC, 5.00%, 12/15/2023	2	2
Series 1628, Class LZ, 6.50%, 12/15/2023	1	1
Series 1638, Class H, 6.50%, 12/15/2023	2	2
Series 2283, Class K, 6.50%, 12/15/2023	—	—
Series 1644, Class K, 6.75%, 12/15/2023	—	—
Series 1658, Class GZ, 7.00%, 1/15/2024	3	3
Series 1865, Class D, PO, 2/15/2024	—	—
Series 1760, Class ZD, 3.31%, 2/15/2024 (a)	3	3
Series 2756, Class NA, 5.00%, 2/15/2024	1	1
Series 1686, Class SH, IF, 7.31%, 2/15/2024 (a)	—	—
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (a)	—	—
Series 1699, Class FC, 5.90%, 3/15/2024 (a)	—	—
Series 1695, Class EB, 7.00%, 3/15/2024	1	1
Series 2033, Class SN, IF, IO, 18.79%, 3/15/2024 (a)	—	—
Series 2306, Class K, PO, 5/15/2024	—	—
Series 2306, Class SE, IF, IO, 6.79%, 5/15/2024 (a)	1	—
Series 1745, Class D, 7.50%, 8/15/2024	2	2
Series 3614, Class QB, 4.00%, 12/15/2024	126	124
Series 2967, Class S, IF, 4.66%, 4/15/2025 (a)	3	2
Series 3022, Class SX, IF, 3.62%, 8/15/2025 (a)	6	5
Series 1829, Class ZB, 6.50%, 3/15/2026	1	1
Series 1863, Class Z, 6.50%, 7/15/2026	1	1
Series 1899, Class ZE, 8.00%, 9/15/2026	7	7
Series 1963, Class Z, 7.50%, 1/15/2027	7	7
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	2	2
Series 1985, Class PR, IO, 8.00%, 7/15/2027	2	—
Series 2065, Class PX, IO, 0.75%, 8/17/2027	379	1
Series 1987, Class PE, 7.50%, 9/15/2027	4	4
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2	—
Series 2042, Class T, 7.00%, 3/15/2028	1	1
Series 2040, Class PE, 7.50%, 3/15/2028	14	14
Series 2060, Class Z, 6.50%, 5/15/2028	5	5
Series 2061, Class DC, IO, 6.50%, 6/15/2028	14	1
Series 2075, Class PH, 6.50%, 8/15/2028	41	41
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2086, Class GB, 6.00%, 9/15/2028	4	4
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	3	—
Series 2111, Class SB, IF, IO, 2.20%, 1/15/2029 (a)	29	1
Series 2110, Class PG, 6.00%, 1/15/2029	26	26
Series 2125, Class JZ, 6.00%, 2/15/2029	11	11
Series 2130, Class QS, 6.00%, 3/15/2029	15	15
Series 2132, Class ZL, 6.50%, 3/15/2029	6	6
Series 2132, Class SB, IF, 8.05%, 3/15/2029 (a)	4	4
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2303, Class ZN, 8.50%, 4/15/2029	59	62
Series 2163, Class PC, IO, 7.50%, 6/15/2029	3	—
Series 2178, Class PB, 7.00%, 8/15/2029	6	6
Series 2201, Class C, 8.00%, 11/15/2029	7	7
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	1	—
Series 2209, Class TC, 8.00%, 1/15/2030	36	38
Series 2210, Class Z, 8.00%, 1/15/2030	23	25
Series 2224, Class CB, 8.00%, 3/15/2030	7	8
Series 2247, Class Z, 7.50%, 8/15/2030	6	7
Series 2256, Class MC, 7.25%, 9/15/2030	22	23
Series 2254, Class Z, 9.00%, 9/15/2030	57	62
Series 2259, Class ZM, 7.00%, 10/15/2030	29	30
Series 2271, Class PC, 7.25%, 12/15/2030	32	33
Series 2296, Class PD, 7.00%, 3/15/2031	13	13
Series 2303, Class ZD, 7.00%, 4/15/2031	176	183
Series 2694, Class BA, 4.00%, 6/15/2031	4	4
Series 2359, Class ZB, 8.50%, 6/15/2031	23	25
Series 2388, Class UZ, 8.50%, 6/15/2031	8	9
Series 2344, Class ZD, 6.50%, 8/15/2031	68	69
Series 2344, Class ZJ, 6.50%, 8/15/2031	9	9
Series 2345, Class NE, 6.50%, 8/15/2031	6	6
Series 2372, Class F, 5.80%, 10/15/2031 (a)	4	4
Series 2367, Class ZK, 6.00%, 10/15/2031	68	69
Series 2368, Class AS, IF, 7.14%, 10/15/2031 (a)	3	3
Series 2383, Class FD, 5.80%, 11/15/2031 (a)	4	4
Series 2399, Class TH, 6.50%, 1/15/2032	74	75
Series 2494, Class SX, IF, IO, 1.70%, 2/15/2032 (a)	202	10
Series 2410, Class QX, IF, IO, 3.35%, 2/15/2032 (a)	13	1
Series 2410, Class QS, IF, 5.71%, 2/15/2032 (a)	19	20
Series 2410, Class OE, 6.38%, 2/15/2032	5	5
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	243

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2433, Class SA, IF, 7.14%, 2/15/2032 (a)	41	44
Series 2444, Class ES, IF, IO, 2.65%, 3/15/2032 (a)	16	1
Series 2450, Class SW, IF, IO, 2.70%, 3/15/2032 (a)	18	2
Series 2431, Class F, 5.80%, 3/15/2032 (a)	172	172
Series 2464, Class FE, 6.30%, 3/15/2032 (a)	62	63
Series 2423, Class MC, 7.00%, 3/15/2032	20	21
Series 2423, Class MT, 7.00%, 3/15/2032	23	24
Series 2434, Class TC, 7.00%, 4/15/2032	26	27
Series 2436, Class MC, 7.00%, 4/15/2032	29	30
Series 2450, Class GZ, 7.00%, 5/15/2032	24	25
Series 3393, Class JO, PO, 9/15/2032	77	66
Series 2513, Class ZC, 5.50%, 10/15/2032	58	58
Series 2517, Class Z, 5.50%, 10/15/2032	27	26
Series 2835, Class QO, PO, 12/15/2032	22	19
Series 2557, Class HL, 5.30%, 1/15/2033	218	216
Series 2552, Class FP, 6.30%, 1/15/2033 (a)	268	271
Series 2586, Class WI, IO, 6.50%, 3/15/2033	62	10
Series 2611, Class SQ, IF, 2.39%, 5/15/2033 (a)	18	16
Series 2631, Class SA, IF, 5.13%, 6/15/2033 (a)	11	11
Series 2692, Class SC, IF, 2.68%, 7/15/2033 (a)	46	43
Series 2671, Class S, IF, 5.04%, 9/15/2033 (a)	19	19
Series 2725, Class SC, IF, 1.29%, 11/15/2033 (a)	5	5
Series 2722, Class PF, 5.90%, 12/15/2033 (a)	495	495
Series 2763, Class ZA, 6.00%, 3/15/2034	1,746	1,765
Series 2779, Class ZC, 6.00%, 4/15/2034	1,080	1,097
Series 2802, Class ZY, 6.00%, 5/15/2034	247	248
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	510	505
Series 3611, PO, 7/15/2034	97	82
Series 3305, Class MB, IF, 7.78%, 7/15/2034 (a)	33	35
Series 3077, Class TO, PO, 4/15/2035	26	26
Series 2990, Class WP, IF, 3.35%, 6/15/2035 (a)	1	1
Series 3035, Class Z, 5.85%, 9/15/2035	518	520
Series 3117, Class EO, PO, 2/15/2036	61	51
Series 3117, Class OG, PO, 2/15/2036	44	37
Series 3117, Class OK, PO, 2/15/2036	64	53
Series 3143, Class BC, 5.50%, 2/15/2036	118	118
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3122, Class OH, PO, 3/15/2036	8	7
Series 3134, PO, 3/15/2036	9	8
Series 3152, Class MO, PO, 3/15/2036	124	104
Series 3122, Class ZB, 6.00%, 3/15/2036	31	33
Series 3138, PO, 4/15/2036	37	31
Series 3607, Class AO, PO, 4/15/2036	81	66
Series 3607, Class BO, PO, 4/15/2036	81	67
Series 3137, Class XP, 6.00%, 4/15/2036	384	395
Series 3219, Class DI, IO, 6.00%, 4/15/2036	51	9
Series 3149, Class SO, PO, 5/15/2036	38	30
Series 3151, PO, 5/15/2036	115	92
Series 3153, Class EO, PO, 5/15/2036	55	46
Series 3210, PO, 5/15/2036	18	18
Series 3604, PO, 5/15/2036	87	70
Series 3171, Class MO, PO, 6/15/2036	41	36
Series 3179, Class OA, PO, 7/15/2036	40	33
Series 3194, Class SA, IF, IO, 1.80%, 7/15/2036 (a)	26	3
Series 3200, PO, 8/15/2036	81	66
Series 3232, Class ST, IF, IO, 1.40%, 10/15/2036 (a)	89	6
Series 3237, Class AO, PO, 11/15/2036	71	57
Series 3704, Class DT, 7.50%, 11/15/2036	452	478
Series 3704, Class ET, 7.50%, 12/15/2036	317	337
Series 3260, Class CS, IF, IO, 0.84%, 1/15/2037 (a)	56	4
Series 3262, Class SG, IF, IO, 1.10%, 1/15/2037 (a)	14	1
Series 3274, Class JO, PO, 2/15/2037	18	15
Series 3274, Class MO, PO, 2/15/2037	32	27
Series 3275, Class FL, 5.74%, 2/15/2037 (a)	14	14
Series 3290, Class SB, IF, IO, 1.15%, 3/15/2037 (a)	174	11
Series 3288, Class GS, IF, 5.02%, 3/15/2037 (a)	9	8
Series 3373, Class TO, PO, 4/15/2037	71	58
Series 3316, Class JO, PO, 5/15/2037	9	7
Series 3607, PO, 5/15/2037	219	176
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	379	392
Series 3371, Class FA, 5.90%, 9/15/2037 (a)	25	25
Series 3385, Class SN, IF, IO, 0.70%, 11/15/2037 (a)	41	2
Series 3387, Class SA, IF, IO, 1.12%, 11/15/2037 (a)	117	8
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	373	3
Series 3404, Class SC, IF, IO, 0.70%, 1/15/2038 (a)	154	9
Series 3451, Class SA, IF, IO, 0.75%, 5/15/2038 (a)	10	—
Series 3537, Class MI, IO, 5.00%, 6/15/2038	230	32
Series 3461, Class LZ, 6.00%, 6/15/2038	62	63
Series 3481, Class SJ, IF, IO, 0.55%, 8/15/2038 (a)	194	13
Series 3895, Class WA, 5.65%, 10/15/2038 (a)	91	92
Series 3511, Class SA, IF, IO, 0.70%, 2/15/2039 (a)	47	3
Series 3546, Class A, 4.34%, 2/15/2039 (a)	27	27
Series 3531, Class SA, IF, IO, 1.00%, 5/15/2039 (a)	166	3
Series 3549, Class FA, 6.50%, 7/15/2039 (a)	11	11
Series 4580, Class PT, 6.79%, 8/15/2039 (a)	576	588
Series 3572, Class JS, IF, IO, 1.50%, 9/15/2039 (a)	118	6
Series 3621, PO, 1/15/2040	155	122
Series 3621, Class BO, PO, 1/15/2040	100	83
Series 3623, Class LO, PO, 1/15/2040	132	104
Series 3632, Class BS, IF, 15.65%, 2/15/2040 (a)	390	363
Series 3714, Class IP, IO, 5.00%, 8/15/2040	242	16
Series 3740, Class SC, IF, IO, 0.70%, 10/15/2040 (a)	215	18
Series 3747, Class PY, 4.00%, 10/15/2040	1,043	985
Series 3747, Class CY, 4.50%, 10/15/2040	1,645	1,593
Series 3753, PO, 11/15/2040	694	537
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,626
Series 3860, Class PZ, 5.00%, 5/15/2041	2,917	2,896
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	46	44
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	76	76
Series 3966, Class NA, 4.00%, 12/15/2041	746	709
Series 4015, Class MY, 3.50%, 3/15/2042	890	811
Series 4136, Class HS, IF, 3.45%, 11/15/2042 (a)	352	209
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	835
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	857
Series 4280, Class EO, PO, 12/15/2043	472	345
Series 4281, Class OB, PO, 12/15/2043	505	371
Series 4377, Class JP, 3.00%, 8/15/2044	2,304	2,134
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4456, Class SA, IF, IO, 0.85%, 3/15/2045 (a)	3,141	317
Series 4480, Class SE, IF, IO, 0.88%, 6/15/2045 (a)	3,282	312
Series 4888, Class AZ, 4.00%, 12/15/2048	4,055	3,736
Series 4848, Class QY, 4.50%, 12/15/2048	767	723
Series 4903, Class SN, IF, IO, 0.70%, 8/25/2049 (a)	8,992	918
Series 5028, Class JG, 1.50%, 8/25/2050	7,563	5,894
Series 5036, Class NA, 0.50%, 11/25/2050	8,086	5,490
Series 5048, Class TI, IO, 3.00%, 11/25/2050	18,535	2,847
Series 5054, Class DZ, 2.00%, 12/25/2050	14,012	6,685
Series 5190, Class PH, 2.50%, 2/25/2052	4,169	3,684
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	164	17
Series 197, PO, 4/1/2028	70	64
Series 233, Class 11, IO, 5.00%, 9/15/2035	116	22
Series 233, Class 12, IO, 5.00%, 9/15/2035	69	11
Series 233, Class 13, IO, 5.00%, 9/15/2035	161	28
Series 239, Class S30, IF, IO, 2.40%, 8/15/2036 (a)	229	27
Series 262, Class 35, 3.50%, 7/15/2042	6,058	5,591
Series 299, Class 300, 3.00%, 1/15/2043	229	205
Series 310, PO, 9/15/2043	836	616
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.35%, 7/25/2032 (a)	125	117
Series T-76, Class 2A, 2.26%, 10/25/2037 (a)	1,487	1,258
Series T-42, Class A5, 7.50%, 2/25/2042	443	446
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	42	42
Series T-54, Class 2A, 6.50%, 2/25/2043	893	914
Series T-54, Class 3A, 7.00%, 2/25/2043	410	422
Series T-56, Class A5, 5.23%, 5/25/2043	712	676
Series T-58, Class A, PO, 9/25/2043	50	40
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	33	33
Series T-59, Class 1AP, PO, 10/25/2043	50	26
Series T-62, Class 1A1, 5.63%, 10/25/2044 (a)	501	454
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.39%, 10/25/2034 (a)	91	89
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	135	68
Series 2007-FA4, Class 1A2, IF, IO, 0.22%, 8/25/2037 (a)	2,470	177
FN, 5.15%, 1/1/2031 (b)	3,427	3,447
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	245

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,991	1,982
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	149	154
Series 2003-W8, Class 3F1, 5.80%, 5/25/2042 (a)	96	96
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	130	130
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	79	80
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	94	96
Series 2005-W3, Class 2AF, 5.62%, 3/25/2045 (a)	206	203
Series 2005-W4, Class 3A, 3.70%, 6/25/2045 (a)	399	382
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	75	74
Series 2006-W2, Class 1AF1, 5.62%, 2/25/2046 (a)	106	105
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	225	236
Series 2001-T12, Class A1, 6.50%, 8/25/2041	2,373	2,378
Series 2001-T12, Class A2, 7.50%, 8/25/2041	123	125
Series 2001-T10, PO, 12/25/2041	9	8
Series 2002-T4, Class A2, 7.00%, 12/25/2041	87	89
Series 2002-T4, Class A3, 7.50%, 12/25/2041	214	223
Series 2002-T16, Class A2, 7.00%, 7/25/2042	82	85
Series 2002-T19, Class A2, 7.00%, 7/25/2042	195	202
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	141	141
Series 2004-T3, Class PT1, 9.42%, 1/25/2044 (a)	110	114
FNMA, REMIC
Series 1993-228, Class G, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 2.56%, 9/25/2023 (a)	—	—
Series 2000-18, Class EC, PO, 10/25/2023	1	1
Series 1993-179, Class SB, IF, 4.40%, 10/25/2023 (a)	—	—
Series 2002-1, Class UD, IF, 5.59%, 12/25/2023 (a)	—	—
Series 1993-230, Class FA, 6.00%, 12/25/2023 (a)	—	—
Series 1994-26, Class J, PO, 1/25/2024	2	2
Series 1994-37, Class L, 6.50%, 3/25/2024	1	1
Series G94-7, Class PJ, 7.50%, 5/17/2024	2	2
Series 2004-53, Class NC, 5.50%, 7/25/2024	1	1
Series 1995-2, Class Z, 8.50%, 1/25/2025	1	1
Series 2006-72, Class HO, PO, 8/25/2026	15	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-94, Class GI, IF, IO, 1.25%, 10/25/2026 (a)	181	3
Series 2006-94, Class GK, IF, 6.24%, 10/25/2026 (a)	8	8
Series G97-2, Class ZA, 8.50%, 2/17/2027	8	8
Series 1997-20, IO, 1.84%, 3/25/2027 (a)	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	2	2
Series 1997-24, Class Z, 8.00%, 4/18/2027	1	1
Series 1997-46, Class Z, 7.50%, 6/17/2027	48	48
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1	—
Series 1998-30, Class ZA, 6.50%, 5/20/2028	103	103
Series 1998-36, Class ZB, 6.00%, 7/18/2028	11	11
Series 2002-7, Class FD, 6.10%, 4/25/2029 (a)	29	29
Series 1999-62, Class PB, 7.50%, 12/18/2029	11	11
Series 2000-52, IO, 8.50%, 1/25/2031	3	—
Series 2002-60, Class FA, 6.15%, 2/25/2031 (a)	92	92
Series 2002-60, Class FB, 6.15%, 2/25/2031 (a)	92	92
Series 2001-4, Class ZA, 6.50%, 3/25/2031	106	107
Series 2001-7, Class PF, 7.00%, 3/25/2031	8	8
Series 2002-50, Class ZA, 6.00%, 5/25/2031	156	156
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	15	2
Series 2001-49, Class LZ, 8.50%, 7/25/2031	25	26
Series 2001-38, Class FB, 5.90%, 8/25/2031 (a)	22	22
Series 2001-36, Class DE, 7.00%, 8/25/2031	22	22
Series 2001-44, Class PD, 7.00%, 9/25/2031	8	8
Series 2001-44, Class PU, 7.00%, 9/25/2031	17	18
Series 2001-53, Class FX, 5.75%, 10/25/2031 (a)	119	118
Series 2003-52, Class SX, IF, 6.74%, 10/25/2031 (a)	6	6
Series 2001-61, Class Z, 7.00%, 11/25/2031	63	65
Series 2001-72, Class SX, IF, 4.89%, 12/25/2031 (a)	4	5
Series 2002-1, Class SA, IF, 7.63%, 2/25/2032 (a)	4	4
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	53	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	3	3
Series 2002-30, Class Z, 6.00%, 5/25/2032	94	96
Series 2002-37, Class Z, 6.50%, 6/25/2032	7	7
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	122	12
Series 2011-39, Class ZA, 6.00%, 11/25/2032	641	645
Series 2004-61, Class FH, 6.20%, 11/25/2032 (a)	591	595
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	24	24
Series 2004-59, Class BG, PO, 12/25/2032	33	28
Series 2002-77, Class S, IF, 4.58%, 12/25/2032 (a)	16	16
Series 2003-2, Class F, 6.15%, 2/25/2033 (a)	235	235
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	85	3
Series 2003-22, Class UD, 4.00%, 4/25/2033	200	190
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	10	1
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	223	40
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	297	45
Series 2003-132, Class OA, PO, 8/25/2033	4	3
Series 2003-74, Class SH, IF, 0.45%, 8/25/2033 (a)	20	18
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	15	1
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	110	16
Series 2003-91, Class SD, IF, 3.50%, 9/25/2033 (a)	16	15
Series 2003-86, Class ZA, 5.50%, 9/25/2033	115	114
Series 2003-105, Class AZ, 5.50%, 10/25/2033	661	660
Series 2003-116, Class SB, IF, IO, 2.20%, 11/25/2033 (a)	115	8
Series 2006-44, Class P, PO, 12/25/2033	255	211
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	697	708
Series 2003-130, Class SX, IF, 3.42%, 1/25/2034 (a)	3	3
Series 2004-87, Class F, 6.15%, 1/25/2034 (a)	91	91
Series 2004-46, Class EP, PO, 3/25/2034	40	38
Series 2004-28, Class PF, 5.80%, 3/25/2034 (a)	100	100
Series 2004-25, Class SA, IF, 4.67%, 4/25/2034 (a)	37	37
Series 2004-17, Class H, 5.50%, 4/25/2034	202	202
Series 2004-46, Class SK, IF, 1.64%, 5/25/2034 (a)	16	15
Series 2004-46, Class QB, IF, 2.39%, 5/25/2034 (a)	35	36
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-36, Class SA, IF, 4.67%, 5/25/2034 (a)	75	78
Series 2004-51, Class SY, IF, 3.44%, 7/25/2034 (a)	10	9
Series 2004-50, Class VZ, 5.50%, 7/25/2034	867	861
Series 2014-44, Class B, 2.50%, 8/25/2034	792	715
Series 2005-7, Class LO, PO, 2/25/2035	225	201
Series 2005-15, Class MO, PO, 3/25/2035	74	58
Series 2005-13, Class FL, 5.80%, 3/25/2035 (a)	53	51
Series 2005-74, Class SK, IF, 5.27%, 5/25/2035 (a)	46	46
Series 2005-103, Class SC, IF, 1.12%, 7/25/2035 (a)	156	139
Series 2005-56, Class S, IF, IO, 1.31%, 7/25/2035 (a)	133	10
Series 2005-66, Class SV, IF, IO, 1.35%, 7/25/2035 (a)	100	3
Series 2005-66, Class SG, IF, 3.87%, 7/25/2035 (a)	57	59
Series 2005-73, Class PS, IF, 3.19%, 8/25/2035 (a)	34	34
Series 2005-68, Class PG, 5.50%, 8/25/2035	126	125
Series 2005-90, PO, 9/25/2035	25	24
Series 2005-90, Class AO, PO, 10/25/2035	12	10
Series 2010-39, Class OT, PO, 10/25/2035	76	62
Series 2005-90, Class ES, IF, 3.37%, 10/25/2035 (a)	111	110
Series 2005-84, Class XM, 5.75%, 10/25/2035	61	61
Series 2005-106, Class US, IF, 4.76%, 11/25/2035 (a)	62	63
Series 2006-8, Class WQ, PO, 3/25/2036	246	193
Series 2006-8, Class WN, IF, IO, 1.30%, 3/25/2036 (a)	901	76
Series 2006-16, Class HZ, 5.50%, 3/25/2036	55	54
Series 2006-23, Class KO, PO, 4/25/2036	29	26
Series 2006-27, Class OH, PO, 4/25/2036	55	47
Series 2006-44, Class GO, PO, 6/25/2036	97	81
Series 2006-50, Class JO, PO, 6/25/2036	58	48
Series 2006-50, Class PS, PO, 6/25/2036	82	70
Series 2006-53, Class US, IF, IO, 1.18%, 6/25/2036 (a)	146	11
Series 2006-58, PO, 7/25/2036	96	79
Series 2006-58, Class AP, PO, 7/25/2036	35	29
Series 2006-65, Class QO, PO, 7/25/2036	39	33
Series 2006-56, Class FT, 6.15%, 7/25/2036 (a)	358	371
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	247

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-63, Class ZH, 6.50%, 7/25/2036	123	127
Series 2006-72, Class GO, PO, 8/25/2036	66	58
Series 2006-72, Class TO, PO, 8/25/2036	37	31
Series 2006-79, Class DO, PO, 8/25/2036	63	55
Series 2007-7, Class SG, IF, IO, 1.10%, 8/25/2036 (a)	254	29
Series 2006-77, Class PC, 6.50%, 8/25/2036	243	247
Series 2006-78, Class BZ, 6.50%, 8/25/2036	63	65
Series 2006-86, Class OB, PO, 9/25/2036	77	61
Series 2006-90, Class AO, PO, 9/25/2036	55	47
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	459	93
Series 2006-110, PO, 11/25/2036	45	37
Series 2006-111, Class EO, PO, 11/25/2036	31	26
Series 2006-105, Class ME, 5.50%, 11/25/2036	507	508
Series 2006-115, Class OK, PO, 12/25/2036	95	76
Series 2006-119, PO, 12/25/2036	37	33
Series 2006-117, Class GS, IF, IO, 1.25%, 12/25/2036 (a)	109	5
Series 2006-118, Class A2, 5.57%, 12/25/2036 (a)	53	52
Series 2006-120, Class PF, 5.65%, 12/25/2036 (a)	47	46
Series 2006-120, IO, 6.50%, 12/25/2036	177	29
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,366	1,431
Series 2006-126, Class AO, PO, 1/25/2037	176	143
Series 2007-1, Class SD, IF, 6.59%, 2/25/2037 (a)	33	49
Series 2007-14, Class OP, PO, 3/25/2037	59	50
Series 2007-22, Class SC, IF, IO, 0.68%, 3/25/2037 (a)	18	—
Series 2007-14, Class ES, IF, IO, 1.04%, 3/25/2037 (a)	2,092	153
Series 2009-63, Class P, 5.00%, 3/25/2037	9	9
Series 2007-18, Class MZ, 6.00%, 3/25/2037	180	178
Series 2007-16, Class FC, 6.15%, 3/25/2037 (a)	22	22
Series 2007-46, Class ZK, 5.50%, 5/25/2037	150	145
Series 2007-39, Class EF, 5.65%, 5/25/2037 (a)	21	21
Series 2007-54, Class WI, IF, IO, 0.70%, 6/25/2037 (a)	195	13
Series 2007-72, Class EK, IF, IO, 1.00%, 7/25/2037 (a)	528	44
Series 2007-65, Class KI, IF, IO, 1.22%, 7/25/2037 (a)	113	9
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-60, Class AX, IF, IO, 1.75%, 7/25/2037 (a)	176	20
Series 2007-79, Class SB, IF, 4.21%, 8/25/2037 (a)	17	19
Series 2007-76, Class ZG, 6.00%, 8/25/2037	118	117
Series 2007-78, Class CB, 6.00%, 8/25/2037	59	60
Series 2007-88, Class VI, IF, IO, 1.14%, 9/25/2037 (a)	83	7
Series 2009-86, Class OT, PO, 10/25/2037	272	219
Series 2007-100, Class SM, IF, IO, 1.05%, 10/25/2037 (a)	175	14
Series 2007-91, Class ES, IF, IO, 1.06%, 10/25/2037 (a)	273	21
Series 2007-112, Class SA, IF, IO, 1.05%, 12/25/2037 (a)	513	48
Series 2007-116, Class HI, IO, 0.17%, 1/25/2038 (a)	356	14
Series 2008-1, Class BI, IF, IO, 0.51%, 2/25/2038 (a)	147	9
Series 2008-12, Class CO, PO, 3/25/2038	297	249
Series 2008-16, Class IS, IF, IO, 0.80%, 3/25/2038 (a)	98	6
Series 2008-10, Class XI, IF, IO, 0.83%, 3/25/2038 (a)	76	6
Series 2008-20, Class SA, IF, IO, 1.59%, 3/25/2038 (a)	120	9
Series 2009-79, Class UA, 7.00%, 3/25/2038	11	11
Series 2008-32, Class SA, IF, IO, 1.45%, 4/25/2038 (a)	18	1
Series 2008-27, Class SN, IF, IO, 1.50%, 4/25/2038 (a)	44	4
Series 2008-44, PO, 5/25/2038	11	10
Series 2008-53, Class CI, IF, IO, 1.80%, 7/25/2038 (a)	55	5
Series 2011-47, Class ZA, 5.50%, 7/25/2038	226	227
Series 2008-80, Class SA, IF, IO, 0.45%, 9/25/2038 (a)	112	7
Series 2008-81, Class SB, IF, IO, 0.45%, 9/25/2038 (a)	104	5
Series 2008-80, Class GP, 6.25%, 9/25/2038	10	10
Series 2009-6, Class GS, IF, IO, 1.15%, 2/25/2039 (a)	54	5
Series 2009-4, Class BD, 4.50%, 2/25/2039	4	4
Series 2009-17, Class QS, IF, IO, 1.25%, 3/25/2039 (a)	49	3
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	158	28
Series 2009-47, Class MT, 7.00%, 7/25/2039	9	9
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-69, PO, 9/25/2039	66	50
Series 2009-84, Class WS, IF, IO, 0.50%, 10/25/2039 (a)	53	3
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	106	20
Series 2009-92, Class AD, 6.00%, 11/25/2039	77	76
Series 2009-99, Class SC, IF, IO, 0.78%, 12/25/2039 (a)	42	2
Series 2009-103, Class MB, 4.89%, 12/25/2039 (a)	270	271
Series 2009-99, Class WA, 6.30%, 12/25/2039 (a)	227	230
Series 2009-112, Class ST, IF, IO, 0.85%, 1/25/2040 (a)	133	10
Series 2009-113, Class FB, 5.95%, 1/25/2040 (a)	109	108
Series 2010-23, Class KS, IF, IO, 1.70%, 2/25/2040 (a)	91	6
Series 2010-1, Class WA, 6.24%, 2/25/2040 (a)	415	420
Series 2010-49, Class SC, IF, 1.86%, 3/25/2040 (a)	138	130
Series 2010-16, Class WB, 6.15%, 3/25/2040 (a)	871	881
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	371	375
Series 2010-35, Class SB, IF, IO, 1.02%, 4/25/2040 (a)	103	6
Series 2010-40, Class FJ, 6.00%, 4/25/2040 (a)	44	44
Series 2010-42, Class S, IF, IO, 1.00%, 5/25/2040 (a)	51	3
Series 2010-43, Class FD, 6.00%, 5/25/2040 (a)	146	144
Series 2010-61, Class WA, 6.00%, 6/25/2040 (a)	143	145
Series 2010-68, Class SA, IF, IO, 4.33%, 7/25/2040 (a)	309	14
Series 2010-103, Class ME, 4.00%, 9/25/2040	362	341
Series 2010-111, Class AM, 5.50%, 10/25/2040	403	409
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (a)	315	7
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,479	1,431
Series 2010-123, Class FL, 5.83%, 11/25/2040 (a)	43	42
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-147, Class SA, IF, IO, 1.13%, 1/25/2041 (a)	1,228	132
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,644
Series 2011-30, Class LS, IO, 1.56%, 4/25/2041 (a)	231	12
Series 2011-75, Class FA, 5.95%, 8/25/2041 (a)	37	37
Series 2011-118, Class LB, 7.00%, 11/25/2041	389	408
Series 2011-118, Class MT, 7.00%, 11/25/2041	645	673
Series 2011-118, Class NT, 7.00%, 11/25/2041	619	641
Series 2013-2, Class LZ, 3.00%, 2/25/2043	32	25
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,210	1,113
Series 2013-92, PO, 9/25/2043	797	590
Series 2013-101, Class DO, PO, 10/25/2043	929	670
Series 2018-11, Class LA, 3.50%, 7/25/2045	1,396	1,318
Series 2018-63, Class DA, 3.50%, 9/25/2048	630	572
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,180	1,077
Series 2019-20, Class H, 3.50%, 5/25/2049	1,626	1,483
Series 2019-32, Class SD, IF, IO, 0.65%, 6/25/2049 (a)	8,760	675
Series 2010-103, Class SB, IF, IO, 0.70%, 11/25/2049 (a)	362	27
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056	2,302
Series 2020-36, Class SH, IF, IO, 0.65%, 6/25/2050 (a)	12,252	1,441
Series 2020-45, Class KG, 2.00%, 7/25/2050	4,236	3,381
Series 2020-61, Class SB, IF, IO, 3.53%, 9/25/2050 (a)	8,106	285
Series 2011-2, Class WA, 5.86%, 2/25/2051 (a)	69	69
Series 2011-43, Class WA, 5.75%, 5/25/2051 (a)	73	73
Series 2011-58, Class WA, 5.50%, 7/25/2051 (a)	351	344
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,577	1,536
Series 2012-21, Class WA, 5.64%, 3/25/2052 (a)	521	527
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	355	349
Series 2007-W2, Class 1A1, 5.72%, 3/25/2037 (a)	152	148
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	60	60
Series 2007-W7, Class 1A4, IF, 6.77%, 7/25/2037 (a)	8	9
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	249

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	237	229
Series 2002-W10, IO, 0.92%, 8/25/2042 (a)	1,076	29
Series 2003-W4, Class 2A, 5.10%, 10/25/2042 (a)	17	17
Series 2003-W1, Class 1A1, 4.80%, 12/25/2042 (a)	124	117
Series 2003-W1, Class 2A, 5.21%, 12/25/2042 (a)	83	79
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	277	279
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	86	83
Series 2006-W3, Class 1AF1, 5.64%, 10/25/2046 (a)	60	59
Series 2009-W1, Class A, 6.00%, 12/25/2049	369	368
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.61%, 6/27/2036 (a)	148	147
Series 2007-54, Class FA, 5.80%, 6/25/2037 (a)	65	64
Series 2007-64, Class FB, 5.77%, 7/25/2037 (a)	117	117
Series 2007-106, Class A7, 6.04%, 10/25/2037 (a)	28	28
Series 2003-7, Class A1, 6.50%, 12/25/2042	143	145
FNMA, STRIPS
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 300, Class 1, PO, 9/25/2024	2	2
Series 293, Class 1, PO, 12/25/2024	5	5
Series 285, Class 1, PO, 2/25/2027	—	—
Series 331, Class 13, IO, 7.00%, 11/25/2032	75	11
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	32	4
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	71	9
Series 356, Class 3, IO, 5.00%, 1/25/2035	89	12
Series 365, Class 8, IO, 5.50%, 5/25/2036	116	24
Series 373, Class 1, PO, 7/25/2036	730	608
Series 374, Class 5, IO, 5.50%, 8/25/2036	43	8
Series 393, Class 6, IO, 5.50%, 4/25/2037	18	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	101	20
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.87%, 6/19/2035 (a)	181	168
GNMA
Series 2001-35, Class SA, IF, IO, 2.82%, 8/16/2031 (a)	25	—
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	128	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-41, Class WA, 5.82%, 10/20/2033 (a)	445	448
Series 2003-112, Class SA, IF, IO, 1.12%, 12/16/2033 (a)	154	2
Series 2004-28, Class S, IF, 4.74%, 4/16/2034 (a)	38	39
Series 2004-46, Class AO, PO, 6/20/2034	56	47
Series 2010-103, Class WA, 5.68%, 8/20/2034 (a)	240	241
Series 2004-73, Class JL, IF, IO, 1.12%, 9/16/2034 (a)	539	37
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	12	12
Series 2004-90, Class SI, IF, IO, 0.67%, 10/20/2034 (a)	164	7
Series 2005-68, Class DP, IF, 3.36%, 6/17/2035 (a)	36	36
Series 2010-14, Class CO, PO, 8/20/2035	361	309
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	475	66
Series 2005-68, Class KI, IF, IO, 0.87%, 9/20/2035 (a)	297	21
Series 2005-72, Class AZ, 5.50%, 9/20/2035	274	273
Series 2005-85, IO, 5.50%, 11/16/2035	122	12
Series 2010-14, Class BO, PO, 11/20/2035	61	49
Series 2006-16, Class OP, PO, 3/20/2036	54	47
Series 2006-22, Class AO, PO, 5/20/2036	38	34
Series 2006-34, PO, 7/20/2036	30	27
Series 2006-59, Class SD, IF, IO, 1.27%, 10/20/2036 (a)	48	2
Series 2011-22, Class WA, 5.87%, 2/20/2037 (a)	699	704
Series 2007-57, PO, 3/20/2037	40	39
Series 2007-17, Class JO, PO, 4/16/2037	44	37
Series 2007-17, Class JI, IF, IO, 1.38%, 4/16/2037 (a)	323	24
Series 2010-129, Class AW, 5.90%, 4/20/2037 (a)	239	241
Series 2007-31, Class AO, PO, 5/16/2037	271	220
Series 2007-25, Class FN, 5.73%, 5/16/2037 (a)	39	38
Series 2007-28, Class BO, PO, 5/20/2037	7	6
Series 2007-26, Class SC, IF, IO, 0.77%, 5/20/2037 (a)	142	4
Series 2007-36, Class HO, PO, 6/16/2037	7	6
Series 2007-36, Class SE, IF, IO, 1.04%, 6/16/2037 (a)	141	4
SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-36, Class SG, IF, IO, 1.04%, 6/20/2037 (a)	208	5
Series 2007-45, Class QA, IF, IO, 1.21%, 7/20/2037 (a)	65	3
Series 2007-40, Class SD, IF, IO, 1.32%, 7/20/2037 (a)	162	8
Series 2007-42, Class SB, IF, IO, 1.32%, 7/20/2037 (a)	157	6
Series 2007-53, Class SW, IF, 3.92%, 9/20/2037 (a)	20	20
Series 2009-79, Class OK, PO, 11/16/2037	98	83
Series 2007-74, Class SL, IF, IO, 1.11%, 11/16/2037 (a)	463	11
Series 2007-76, Class SA, IF, IO, 1.10%, 11/20/2037 (a)	131	3
Series 2007-79, Class SY, IF, IO, 1.12%, 12/20/2037 (a)	178	5
Series 2008-2, Class MS, IF, IO, 1.73%, 1/16/2038 (a)	90	7
Series 2008-1, PO, 1/20/2038	22	18
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	204	206
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	276	25
Series 2008-10, Class S, IF, IO, 0.40%, 2/20/2038 (a)	71	1
Series 2009-106, Class ST, IF, IO, 0.57%, 2/20/2038 (a)	409	15
Series 2008-33, Class XS, IF, IO, 2.27%, 4/16/2038 (a)	73	4
Series 2008-36, Class SH, IF, IO, 0.87%, 4/20/2038 (a)	154	—
Series 2012-52, Class WA, 6.20%, 4/20/2038 (a)	1,724	1,756
Series 2008-40, Class SA, IF, IO, 0.97%, 5/16/2038 (a)	575	28
Series 2008-55, Class SA, IF, IO, 0.77%, 6/20/2038 (a)	78	2
Series 2008-62, Class SA, IF, IO, 0.72%, 7/20/2038 (a)	456	5
Series 2008-71, Class SC, IF, IO, 0.57%, 8/20/2038 (a)	27	—
Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	318	318
Series 2009-25, Class SE, IF, IO, 2.17%, 9/20/2038 (a)	73	3
Series 2011-97, Class WA, 6.11%, 11/20/2038 (a)	627	641
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-93, Class AS, IF, IO, 0.27%, 12/20/2038 (a)	125	5
Series 2008-96, Class SL, IF, IO, 0.57%, 12/20/2038 (a)	90	1
Series 2008-95, Class DS, IF, IO, 1.87%, 12/20/2038 (a)	293	10
Series 2011-163, Class WA, 5.88%, 12/20/2038 (a)	737	746
Series 2009-6, Class SA, IF, IO, 0.67%, 2/16/2039 (a)	82	—
Series 2009-10, Class SA, IF, IO, 0.52%, 2/20/2039 (a)	157	6
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	486	31
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	106	12
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	126	13
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	37	4
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	84	11
Series 2009-43, Class SA, IF, IO, 0.52%, 6/20/2039 (a)	105	3
Series 2009-42, Class SC, IF, IO, 0.65%, 6/20/2039 (a)	193	11
Series 2009-64, Class SN, IF, IO, 0.67%, 7/16/2039 (a)	139	6
Series 2009-54, Class JZ, 5.50%, 7/20/2039	805	809
Series 2009-67, Class SA, IF, IO, 0.62%, 8/16/2039 (a)	143	8
Series 2009-72, Class SM, IF, IO, 0.82%, 8/16/2039 (a)	271	14
Series 2009-104, Class AB, 7.00%, 8/16/2039	55	55
Series 2009-106, Class AS, IF, IO, 0.97%, 11/16/2039 (a)	347	24
Series 2015-91, Class W, 5.27%, 5/20/2040 (a)	620	615
Series 2013-75, Class WA, 5.11%, 6/20/2040 (a)	312	307
Series 2011-137, Class WA, 5.59%, 7/20/2040 (a)	1,040	1,059
Series 2010-130, Class CP, 7.00%, 10/16/2040	208	218
Series 2010-157, Class OP, PO, 12/20/2040	505	415
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	4,698	4,416
Series 2011-100, Class MY, 4.00%, 7/20/2041	882	845
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	251

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-24, Class WA, 5.56%, 7/20/2041 (a)	1,588	1,594
Series 2013-26, Class AK, 4.70%, 9/20/2041 (a)	700	682
Series 2014-188, Class W, 4.56%, 10/20/2041 (a)	674	650
Series 2012-141, Class WA, 4.52%, 11/16/2041 (a)	2,320	2,228
Series 2012-141, Class WC, 3.71%, 1/20/2042 (a)	1,154	1,080
Series 2012-141, Class WB, 4.03%, 9/16/2042 (a)	1,779	1,684
Series 2012-138, Class PT, 3.99%, 11/16/2042 (a)	1,931	1,828
Series 2013-54, Class WA, 4.90%, 11/20/2042 (a)	1,167	1,136
Series 2017-99, Class PT, 6.01%, 8/20/2044 (a)	715	729
Series 2021-103, Class WA, 4.26%, 6/20/2045 (a)	3,631	3,501
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,745	1,652
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,290	1,232
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,758	228
Series 2019-31, Class TS, IF, IO, 0.62%, 3/20/2049 (a)	16,804	1,016
Series 2019-111, IO, 5.00%, 4/20/2049	5,703	890
Series 2019-65, Class ST, IF, IO, 0.62%, 5/20/2049 (a)	7,970	572
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	3,688	417
Series 2019-112, Class GS, IF, IO, 0.64%, 9/20/2049 (a)	1,963	168
Series 2019-112, Class SG, IF, IO, 0.67%, 9/20/2049 (a)	2,754	193
Series 2023-43, Class B, 4.00%, 12/20/2049	18,700	17,375
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	5,443	819
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	20,893	3,213
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	10,186	1,769
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	10,591	1,946
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	14,230	2,519
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	21,164	2,901
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	10,855	1,630
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,263	2,855
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	17,014	2,564
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	23,552	3,199
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	20,803	522
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	18,462	403
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	23,693	3,237
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	13,495	2,198
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	20,555	2,276
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	14,349	1,834
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	10,448	1,728
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,205	674
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,948	3,695
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (a)	18	17
Series 2013-H03, Class FA, 5.56%, 8/20/2060 (a)	2	2
Series 2013-H05, Class FB, 4.96%, 2/20/2062 (a)	4	4
Series 2013-H07, Class MA, 3.95%, 4/20/2062 (a)	7	7
Series 2013-H02, Class HF, 5.08%, 11/20/2062 (a)	1	1
Series 2013-H01, Class JA, 5.58%, 1/20/2063 (a)	630	624
Series 2013-H04, Class SA, 5.68%, 2/20/2063 (a)	1,417	1,404
Series 2013-H08, Class BF, 5.66%, 3/20/2063 (a)	447	442
Series 2013-H07, Class HA, 5.67%, 3/20/2063 (a)	1,208	1,200
Series 2013-H09, Class HA, 1.65%, 4/20/2063	31	29
Series 2016-H11, Class FD, 4.87%, 5/20/2066 (a)	1,246	1,237
Series 2016-H13, Class FD, 5.80%, 5/20/2066 (a)	1,422	1,417
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-H13, Class FT, 5.80%, 5/20/2066 (a)	389	387
Series 2016-H16, Class FC, 6.11%, 7/20/2066 (a)	3,849	3,833
Series 2016-H26, Class FC, 5.10%, 12/20/2066 (a)	904	899
Series 2017-H05, Class FC, 5.14%, 2/20/2067 (a)	916	907
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (a)	3,747	156
Series 2017-H11, Class XI, IO, 0.34%, 5/20/2067 (a)	9,832	386
Series 2017-H14, Class XI, IO, 0.43%, 6/20/2067 (a)	4,343	136
Series 2017-H14, Class AI, IO, 0.83%, 6/20/2067 (a)	4,873	276
Series 2020-H11, Class GI, IO, 3.32%, 7/20/2067 (a)	3,523	128
Series 2017-H16, Class F, 5.50%, 8/20/2067 (a)	2,323	2,303
Series 2017-H17, Class FQ, 3.98%, 9/20/2067 (a)	3,029	3,013
Series 2017-H25, Class HI, IO, 2.10%, 10/20/2067 (a)	14,441	309
Series 2018-H04, Class FE, 5.38%, 2/20/2068 (a)	1,113	1,095
Series 2018-H13, Class DF, 5.40%, 7/20/2068 (a)	3,162	3,127
Series 2018-H18, Class AI, IO, 1.06%, 9/20/2068 (a)	50,318	3,183
Series 2019-H09, Class IB, IO, 1.79%, 4/20/2069 (a)	7,629	92
Series 2019-H14, Class IE, IO, 0.94%, 5/20/2069 (a)	20,470	144
Series 2019-H10, Class IB, IO, 2.08%, 5/20/2069 (a)	11,341	190
Series 2019-H12, Class JI, IO, 2.07%, 7/20/2069 (a)	11,852	190
Series 2019-H14, Class KI, IO, 2.31%, 7/20/2069 (a)	8,116	152
Series 2019-H15, Class IJ, IO, 2.29%, 8/20/2069 (a)	9,724	314
Series 2019-H18, Class CI, IO, 0.03%, 10/20/2069 (a)	21,580	1,190
Series 2019-H18, Class KI, IO, 2.39%, 11/20/2069 (a)	9,668	179
Series 2020-H02, Class DI, IO, 2.31%, 12/20/2069 (a)	11,550	285
Series 2020-H05, IO, 0.03%, 3/20/2070 (a)	20,919	1,180
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-H07, Class DI, IO, 1.52%, 4/20/2070 (a)	27,318	1,245
Series 2020-H09, Class IE, IO, 1.75%, 5/20/2070 (a)	8,680	363
Series 2020-H17, Class IJ, IO, 0.03%, 10/20/2070 (a)	10,688	471
Series 2020-H17, Class IK, IO, 1.19%, 10/20/2070 (a)	41,241	2,312
Series 2021-H01, Class AI, IO, 1.17%, 11/20/2070 (a)	82,311	4,717
Series 2020-H22, Class IH, IO, 0.02%, 12/20/2070 (a)	10,958	530
Series 2020-H22, Class JI, IO, 0.02%, 12/20/2070 (a)	114,426	5,375
Series 2021-H01, Class DI, IO, 1.71%, 12/20/2070 (a)	26,487	1,831
Series 2021-H02, Class IJ, IO, 0.02%, 1/20/2071 (a)	116,136	5,527
Series 2021-H02, Class JI, IO, 0.85%, 1/20/2071 (a)	26,344	1,124
Series 2021-H02, Class IH, IO, 1.01%, 1/20/2071 (a)	17,219	810
Series 2021-H02, Class HI, IO, 1.04%, 1/20/2071 (a)	45,471	1,189
Series 2021-H02, Class TF, 4.59%, 1/20/2071 (a)	9,402	9,473
Series 2021-H03, Class IE, IO, 0.02%, 2/20/2071 (a)	8,765	290
Series 2021-H03, Class IP, IO, 0.02%, 2/20/2071 (a)	38,760	1,672
Series 2021-H03, Class IN, IO, 0.82%, 2/20/2071 (a)	50,991	2,159
Series 2021-H05, Class IQ, IO, 0.98%, 2/20/2071 (a)	81,728	2,658
Series 2021-H03, Class NI, IO, 0.99%, 2/20/2071 (a)	27,535	1,242
Series 2021-H03, Class TI, IO, 1.00%, 2/20/2071 (a)	34,856	1,674
Series 2021-H03, Class PI, IO, 1.01%, 2/20/2071 (a)	33,180	1,548
Series 2021-H05, Class QI, IO, 0.58%, 3/20/2071 (a)	114,355	2,820
Series 2021-H06, Class IA, IO, 0.68%, 3/20/2071 (a)	18,355	530
Series 2021-H06, Class QI, IO, 0.50%, 4/20/2071 (a)	42,247	1,102
Series 2021-H06, IO, 0.98%, 4/20/2071 (a)	75,359	1,655
Series 2021-H14, Class IY, IO, 0.26%, 9/20/2071 (a)	71,822	1,526
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	253

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	904	853
Grene 2023-Senior, 5.50%, 1/17/2061 ‡	3,270	3,173
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	159	145
Series 2004-4, Class 1AF, 5.83%, 6/25/2034 (a) (c)	87	76
Series 2005-RP2, Class 1AF, 5.78%, 3/25/2035 (a) (c)	161	140
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (c)	500	2
Series 2005-RP3, Class 1AF, 5.78%, 9/25/2035 (a) (c)	1,100	921
Series 2006-RP2, Class 1AS2, IF, IO, 0.61%, 4/25/2036 ‡ (a) (c)	948	42
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	94	93
Series 2003-13, Class 1A1, 5.38%, 10/25/2033 (a)	22	21
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	4	4
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	118	114
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	132	130
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	32	30
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (a)	23	22
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	235	224
Series 2006-1F, Class 1AP, PO, 2/25/2036	46	27
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,183	589
Home RE Ltd. (Bermuda) Series 2021-2, Class M1B, 6.89%, 1/25/2034 (a) (c)	1,976	1,975
Impac CMB Trust Series 2005-2, Class 2M1, 6.21%, 4/25/2035 (a)	22	20
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	140	142
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.49%, 3/25/2036 (a)	71	51
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 4.59%, 11/25/2033 (a)	60	58
Series 2006-A2, Class 5A3, 4.59%, 11/25/2033 (a)	109	105
Series 2004-A3, Class 4A1, 5.63%, 7/25/2034 (a)	6	6
Series 2006-A3, Class 6A1, 4.73%, 8/25/2034 (a)	34	33
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (a)	124	124
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	4	4
Series 2004-A4, Class 1A1, 5.94%, 9/25/2034 (a)	16	15
Series 2005-A1, Class 3A4, 4.49%, 2/25/2035 (a)	77	73
Series 2007-A1, Class 5A2, 4.09%, 7/25/2035 (a)	46	45
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (d)	3,736	3,512
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.88%, 4/25/2036 (a)	188	120
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	31	26
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	323	112
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (a) (c)	1,496	1,485
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.71%, 4/21/2034 (a)	33	32
Series 2004-3, Class 4A2, 3.65%, 4/25/2034 (a)	26	23
Series 2004-4, Class 2A1, 3.81%, 5/25/2034 (a)	14	13
Series 2004-13, Class 3A7, 5.21%, 11/21/2034 (a)	169	158
Series 2004-15, Class 3A1, 4.44%, 12/25/2034 (a)	29	27
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	98	96
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	35	33
Series 2004-1, Class 30, PO, 2/25/2034	33	21
Series 2004-3, Class 30, PO, 4/25/2034	66	46
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	31	5
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	71	70
Series 2004-5, Class 30, PO, 6/25/2034	88	60
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	22	3
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	31	4
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	336	318
Series 2004-7, Class 30, PO, 8/25/2034	19	14
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	82	10
SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	662	100
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	— (e)
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	36	34
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	35	29
Series 2004-1, Class 30, PO, 2/25/2034	5	3
Series 2004-3, PO, 3/25/2034	1	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.78%, 5/25/2035 (a) (c)	1,116	585
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	43	26
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 6.71%, 3/25/2028 (a)	26	24
Series 2003-E, Class A1, 6.05%, 10/25/2028 (a)	144	133
Series 2003-F, Class A1, 6.07%, 10/25/2028 (a)	177	165
Series 2004-D, Class A2, 6.61%, 9/25/2029 (a)	99	94
Series 2004-E, Class A2A, 5.84%, 11/25/2029 (a)	37	34
Series 2003-A5, Class 2A6, 5.11%, 8/25/2033 (a)	58	54
Series 2004-A4, Class A2, 4.71%, 8/25/2034 (a)	119	109
Series 2004-1, Class 2A1, 4.39%, 12/25/2034 (a)	91	85
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 5.70%, 7/25/2033 (a)	32	30
Series 2005-A1, Class 3A, 4.05%, 12/25/2034 (a)	14	14
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (a) (c)	6,353	5,823
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (a)	149	144
MortgageIT Trust Series 2005-5, Class A1, 5.95%, 12/25/2035 (a)	24	23
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	165	143
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23	22
Series 2003-A1, Class A1, 5.50%, 5/25/2033	4	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-A1, Class A2, 6.00%, 5/25/2033	10	10
Ocwen Loan Investment Trust Series 2023-HB1, Class M1, 3.00%, 6/25/2036 ‡ (a) (c)	1,550	1,342
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	92	87
Series 2005-4, Class 2, PO, 10/25/2035	47	34
RALI Trust
Series 2002-QS16, Class A3, IF, 5.27%, 10/25/2017 ‡ (a)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.12%, 5/25/2018 ‡ (a)	—	— (e)
Series 2003-QS12, Class A2A, IF, IO, 2.17%, 6/25/2018 ‡ (a)	—	— (e)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	— (e)
Series 2004-QA4, Class NB3, 5.46%, 9/25/2034 (a)	73	68
Series 2004-QA6, Class NB2, 3.98%, 12/26/2034 (a)	29	27
Series 2005-QA6, Class A32, 5.68%, 5/25/2035 (a)	477	280
Series 2005-QA10, Class A31, 4.81%, 9/25/2035 (a)	55	37
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	101	77
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	84	81
Series 2004-IP2, Class 1A1, 4.74%, 12/25/2034 (a)	222	221
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	459	90
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	179	96
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300	2,722
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	12,432	11,494
Series 2017-4, Class M60C, 3.50%, 6/25/2057	12,804	11,820
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,395	2,097
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	8,829	8,251
Series 2018-2, Class M55D, 4.00%, 11/25/2057	10,244	9,582
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,979	2,785
Series 2019-3, Class M55D, 4.00%, 10/25/2058	3,612	3,378
Series 2019-4, Class M55D, 4.00%, 2/25/2059	2,355	2,203
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	255

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-1, Class M55G, 3.00%, 8/25/2059	4,013	3,615
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	6,358	5,607
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,048	1,344
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,137	7,384
Series 2023-1, Class MT, 3.00%, 10/25/2062	15,100	12,647
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 6.19%, 4/20/2033 (a)	119	107
Series 2004-8, Class A1, 6.13%, 9/20/2034 (a)	247	217
Series 2004-8, Class A2, 6.61%, 9/20/2034 (a)	220	204
Series 2004-9, Class A1, 6.11%, 10/20/2034 (a)	482	436
Series 2004-10, Class A1A, 6.05%, 11/20/2034 (a)	194	178
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 6.09%, 10/19/2034 (a)	238	222
Series 2005-AR5, Class A3, 5.93%, 7/19/2035 (a)	471	425
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.21%, 11/25/2033 (a)	39	38
Series 2003-37A, Class 2A, 4.63%, 12/25/2033 (a)	384	365
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.07%, 9/25/2043 (a)	19	18
Series 2004-1, Class II2A, 2.63%, 3/25/2044 (a)	13	12
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	3,395	3,134
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550	6,341
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	14,164	11,440
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250	9,381
Two Harbors Msr Frn, 7.25%, 4/15/2024 ‡ (c)	8,000	8,000
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	71	70
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	58	58
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	29	29
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	66	67
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1998-1, Class 2E, 7.00%, 3/15/2028	59	58
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	116	114
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	32	30
Series 2003-AR7, Class A7, 5.61%, 8/25/2033 (a)	109	100
Series 2003-AR8, Class A, 5.63%, 8/25/2033 (a)	78	74
Series 2003-AR9, Class 1A6, 4.85%, 9/25/2033 (a)	307	283
Series 2003-AR9, Class 2A, 5.91%, 9/25/2033 (a)	38	35
Series 2003-S9, Class P, PO, 10/25/2033	4	3
Series 2003-AR11, Class A6, 4.25%, 10/25/2033 (a)	215	199
Series 2003-S9, Class A8, 5.25%, 10/25/2033	223	212
Series 2004-AR3, Class A1, 4.52%, 6/25/2034 (a)	17	16
Series 2004-AR3, Class A2, 4.52%, 6/25/2034 (a)	116	105
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	258	250
Series 2006-AR10, Class 2P, 4.04%, 9/25/2036 (a)	28	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	29	26
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (a)	1,628	43
Series 2005-4, Class CB7, 5.50%, 6/25/2035	208	182
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	141	118
Series 2005-11, Class A4, IF, IO, 4.49%, 1/25/2036 (a)	2,533	68
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	124	124
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 4.52%, 10/25/2034 (a)	182	173
Series 2007-7, Class A7, 6.00%, 6/25/2037	77	67
Total Collateralized Mortgage Obligations (Cost $579,544)		501,197
Commercial Mortgage-Backed Securities — 8.6%
Acrc Series TL-2021A3.75%, 11/15/2026 ‡ (c)	10,000	8,902
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C, 3.72%, 4/14/2033 (a) (c)	4,461	4,056
SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (c)	2,500	1,616
BAMLL Re-REMIC Trust Series 2014-FRR8, Class A, 1.93%, 11/26/2047 (a) (c)	8,915	8,290
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (c)	8,950	8,156
Series 2012-SHOW, Class E, 4.16%, 11/5/2036 (a) (c)	3,575	3,079
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000	4,521
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.08%, 2/28/2025 (a) (c)	10,000	9,098
CCH II Series 2021-1 A, Class A, 5.13%, 12/15/2027 ‡ (c)	8,882	8,112
Commercial Mortgage Trust
Series 2020-SBX, Class D, 2.40%, 1/10/2038 (a) (c)	4,000	3,268
Series 2013-CR9, Class XB, IO, 0.63%, 7/10/2045 (a) (c)	39,067	320
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	8,600	7,485
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700	1,252
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	589	549
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (c)	56,208	6,599
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.29%, 1/25/2051 (a) (c)	5,251	5,101
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025 (a)	40,511	770
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	44,360	1,133
Series K065, Class AM, 3.33%, 5/25/2027	993	935
Series K740, Class XAM, IO, 1.19%, 10/25/2027 (a)	33,000	1,321
Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	3,843
Series KL06, Class XFX, IO, 1.47%, 12/25/2029 (a)	53,095	3,073
Series K128, Class XAM, IO, 0.83%, 3/25/2031 (a)	26,300	1,202
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K137, Class AM, 1.98%, 12/25/2031 (a)	12,500	10,017
Series K-1518, Class X1, IO, 0.96%, 10/25/2035 (a)	128,017	8,666
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (a)	98,026	3,783
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (a)	150	148
Series 2015-M7, Class A2, 2.59%, 12/25/2024	776	747
Series 2015-M2, Class A3, 3.11%, 12/25/2024 (a)	1,582	1,532
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (a)	1,409	1,308
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (a)	4,006	3,736
Series 2018-M10, Class A1, 3.47%, 7/25/2028 (a)	139	138
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	4,581	4,310
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (a)	4,058	3,850
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	812	707
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (a)	5,109	331
Series 2020-M11, IO, 1.87%, 1/25/2029 (a)	78,514	5,721
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (a)	1,095	999
Series 2020-M39, Class X1, IO, 2.06%, 7/25/2030 (a)	44,765	3,460
Series 2020-M50, Class A2, 1.20%, 10/25/2030	129	114
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (a)	1,775	109
Series 2020-M49, Class 1A1, 1.30%, 11/25/2030 (a)	2,471	2,149
Series 2021-M4, Class A1, 0.96%, 2/25/2031	14,733	12,854
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (a)	23,600	18,655
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (a)	1,041	836
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (a)	18,900	15,038
Series 2022-M8, Class A1, 2.00%, 12/25/2031 (a)	666	593
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (a)	3,370	2,701
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	257

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2022-M10, Class A2, 2.00%, 1/25/2032 (a)	26,000	20,877
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (a)	22,730	18,420
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (a)	2,952	2,801
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (a)	15,000	12,696
Series 2023-M4, Class A1, 3.89%, 6/25/2032 (a)	5,374	5,141
Series 2021-M6, Class A1, 1.54%, 3/25/2033 (a)	4,029	3,666
Series 2021-M12, Class 2A2, 2.20%, 5/25/2033 (a)	5,000	3,986
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	1,637	1,540
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (a)	13,063	1,103
Series 2019-M10, Class X, IO, 0.79%, 5/25/2049 (a)	54,841	2,123
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.69%, 1/25/2026 (a) (c)	2,400	2,035
Series 2019-K736, Class B, 3.89%, 7/25/2026 (a) (c)	6,500	6,102
Series 2014-K40, Class C, 4.19%, 11/25/2047 (a) (c)	1,626	1,576
Series 2015-K44, Class C, 3.85%, 1/25/2048 (a) (c)	4,095	3,925
Series 2015-K46, Class C, 3.82%, 4/25/2048 (a) (c)	3,000	2,864
Series 2016-K54, Class C, 4.19%, 4/25/2048 (a) (c)	3,691	3,505
Series 2015-K48, Class C, 3.77%, 8/25/2048 (a) (c)	6,175	5,867
Series 2015-K49, Class C, 3.85%, 10/25/2048 (a) (c)	3,000	2,850
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (c)	2,100	2,007
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (c)	1,000	958
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (c)	1,902	1,772
Series 2017-K65, Class C, 4.22%, 7/25/2050 (a) (c)	3,662	3,406
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (c)	1,240	1,138
Series 2018-K73, Class B, 3.99%, 2/25/2051 (a) (c)	1,150	1,058
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-K78, Class B, 4.27%, 6/25/2051 (a) (c)	3,284	3,053
Series 2018-K81, Class B, 4.31%, 9/25/2051 (a) (c)	2,000	1,861
Series 2020-K737, Class C, 3.42%, 1/25/2053 (a) (c)	5,000	4,584
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180	3,606
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 1.71%, 12/27/2046 (a) (c)	13,390	13,157
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686	2,355
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 7.53%, 4/15/2038 (a) (c)	2,400	2,347
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000	4,513
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000	4,332
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	3,200	3,036
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (c)	2,086	1,892
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500	5,212
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000	4,962
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	95	89
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.71%, 5/10/2063 (a) (c)	841	—
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (c)	376	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 6.58%, 2/15/2040 (a) (c)	4,142	3,950
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.13%, 3/15/2045 (a) (c)	750	525
Total Commercial Mortgage-Backed Securities (Cost $400,911)		366,073
U.S. Treasury Obligations — 5.7%
U.S. Treasury Bonds
3.50%, 2/15/2039	28,000	25,737
1.13%, 5/15/2040	73,000	45,211
3.88%, 8/15/2040	15,000	14,239
2.38%, 2/15/2042	107,500	79,974
SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.38%, 8/15/2042	10,000	8,678
3.88%, 2/15/2043	8,000	7,444
2.25%, 2/15/2052	25,000	16,865
3.63%, 2/15/2053	17,000	15,316
U.S. Treasury Notes
2.88%, 5/15/2032 (f)	9,000	8,179
3.38%, 5/15/2033	20,000	18,841
U.S. Treasury STRIPS Bonds 8.13%, 11/15/2030 (g)	150	111
Total U.S. Treasury Obligations (Cost $285,055)		240,595
	SHARES (000)
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (h) (i) (Cost $39,153)	39,150	39,162
Total Investments — 100.4% (Cost $4,719,356)		4,266,574
Liabilities in Excess of Other Assets — (0.4)%		(17,511)
NET ASSETS — 100.0%		4,249,063

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2023.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2023.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2023.

(e)	Value is zero.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of August 31, 2023.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	259

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	727	12/19/2023	USD	80,708	629
U.S. Treasury 10 Year Ultra Note	302	12/19/2023	USD	35,056	290
U.S. Treasury 5 Year Note	1,942	12/29/2023	USD	207,703	1,129
					2,048

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.2%
Aerospace & Defense — 0.3%
Boeing Co. (The) 1.43%, 2/4/2024	20,280	19,888
Automobiles — 0.6%
General Motors Co. 6.13%, 10/1/2025	9,000	9,035
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,440	7,785
1.30%, 1/8/2026 (a)	5,075	4,593
3.00%, 2/10/2027 (a)	5,806	5,308
Mercedes-Benz Finance North America LLC (Germany) 2.70%, 6/14/2024 (a)	6,150	6,010
Volkswagen Group of America Finance LLC (Germany) 4.25%, 11/13/2023 (a)	7,520	7,494
		40,225
Banks — 17.8%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	8,924
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	14,465	14,250
ASB Bank Ltd. (New Zealand) 5.35%, 6/15/2026 (a)	17,260	17,141
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	24,200	24,000
Banco Santander SA (Spain)
2.75%, 5/28/2025	4,400	4,163
5.15%, 8/18/2025	8,400	8,263
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	5,000	4,395
Bank of America Corp.
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	15,110	14,299
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (b)	11,710	11,256
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	12,980
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	35,240	34,777
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	20,545	20,234
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	11,690	11,662
Bank of Montreal (Canada) 5.30%, 6/5/2026	20,025	19,956
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	15,120	14,744
Bank of Nova Scotia (The) (Canada) 4.75%, 2/2/2026	21,890	21,500
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	19,910	19,514
5.90%, 7/13/2026 (a)	13,540	13,581
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	14,600	14,398
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	12,500	12,317
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	17,100	15,976
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	9,670	8,695
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	12,000	11,824
BPCE SA (France)
4.63%, 7/11/2024 (a)	10,774	10,584
5.15%, 7/21/2024 (a)	15,685	15,492
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	16,801	15,271
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (b)	10,480	10,427
Canadian Imperial Bank of Commerce (Canada) 5.00%, 4/28/2028	17,230	16,873
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.16%), 3.35%, 4/24/2025 (b)	45,000	44,166
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	8,525	8,159
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	23,415	23,308
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	12,300
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	9,539
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	12,030	11,887
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	29,887	28,964
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	11,254
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	18,460	17,463
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	13,503
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	261

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Federation des Caisses Desjardins du Quebec (Canada)
2.05%, 2/10/2025 (a)	2,378	2,250
4.40%, 8/23/2025 (a)	2,052	1,992
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	25,970	25,643
HSBC Holdings plc (United Kingdom)
(SOFR + 0.58%), 1.16%, 11/22/2024 (b)	14,555	14,379
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	7,325	7,040
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	10,650	10,165
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	15,272	14,225
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	11,950	11,138
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	10,848	9,639
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	15,380	15,332
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	5,645	5,589
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (b)	5,850	5,738
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	21,380	20,907
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	10,895	10,884
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	13,210	13,108
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	13,695	12,990
1.41%, 7/17/2025	5,310	4,904
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	27,160	25,957
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	8,005	7,930
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.42%, 2/22/2029 (b)	7,000	6,970
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	15,993
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	13,000	12,657
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	8,600	8,854
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	10,900	10,835
Nordea Bank Abp (Finland) 4.75%, 9/22/2025 (a)	19,165	18,906
Royal Bank of Canada (Canada) 4.95%, 4/25/2025	15,845	15,673
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	15,360	14,890
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,138
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	10,560	10,693
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	12,800	12,901
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	9,650	9,514
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	13,440	12,644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	31,760	31,909
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	2,059	1,827
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	24,444	23,934
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 5/21/2025 (a) (b)	8,000	7,850
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.47%, 7/8/2025	20,905	19,354
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.65%, 3/9/2026 (a)	7,590	7,599
Toronto-Dominion Bank (The) (Canada) 5.53%, 7/17/2026	17,645	17,684
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	2,120	1,944
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.09%), 2.41%, 10/30/2025 (b)	600	575
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	19,975	19,505
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	14,645	13,626
SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	14,025	13,604
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	16,450	16,382
Westpac New Zealand Ltd. (New Zealand) 4.90%, 2/15/2028 (a)	8,935	8,727
		1,148,037
Beverages — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	13,160	12,993
Biotechnology — 0.3%
AbbVie, Inc. 2.60%, 11/21/2024	5,500	5,307
Amgen, Inc. 5.15%, 3/2/2028	15,020	15,004
		20,311
Capital Markets — 5.8%
Credit Suisse AG (Switzerland)
5.00%, 7/9/2027	6,725	6,552
7.50%, 2/15/2028	1,030	1,102
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	18,255	18,226
(SOFR + 1.13%), 1.45%, 4/1/2025 (b)	5,000	4,843
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	13,700	12,430
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	11,165	9,789
Goldman Sachs Group, Inc. (The)
(SOFR + 0.49%), 0.92%, 10/21/2024 (b)	31,140	30,895
(SOFR + 0.73%), 1.76%, 1/24/2025 (b)	39,500	38,767
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	28,070	27,984
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	13,850	12,432
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	8,685	8,429
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	17,590	17,592
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	15,754	14,131
Morgan Stanley
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	46,955	45,931
(SOFR + 0.72%), 0.98%, 12/10/2026 (b)	18,126	16,262
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	20,930	21,470
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	10,610	10,399
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	3,690	3,668
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	7,970
1.65%, 7/14/2026	20,765	18,405
UBS Group AG (Switzerland)
3.75%, 3/26/2025	2,555	2,468
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	30,000	28,926
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	8,594	8,559
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	5,038	5,130
		372,360
Chemicals — 0.1%
International Flavors & Fragrances, Inc. 1.23%, 10/1/2025 (a)	4,910	4,396
Construction & Engineering — 0.2%
Quanta Services, Inc. 0.95%, 10/1/2024	16,200	15,363
Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	22,295	21,196
6.50%, 7/15/2025	12,660	12,720
4.45%, 10/1/2025	4,295	4,158
American Express Co. (SOFR + 1.00%), 4.99%, 5/1/2026 (b)	11,195	11,035
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	7,100	7,009
3.95%, 7/1/2024 (a)	8,000	7,804
5.50%, 1/15/2026 (a)	16,775	16,332
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (b)	35,640	35,129
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	10,450	10,137
		125,520
Electric Utilities — 1.0%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,131
American Electric Power Co., Inc. 2.03%, 3/15/2024	9,670	9,461
Entergy Corp. 0.90%, 9/15/2025	2,915	2,648
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	7,435	7,453
4.90%, 2/28/2028	16,675	16,386
Southern California Edison Co. 5.30%, 3/1/2028	14,885	14,941
Vistra Operations Co. LLC 3.55%, 7/15/2024 (a)	12,000	11,676
		66,696
Entertainment — 0.2%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	15,000	14,069
Financial Services — 0.6%
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	21,754	21,168
Global Payments, Inc. 4.95%, 8/15/2027	12,305	11,991
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	263

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023 (a)	1,000	999
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	5,000	4,518
		38,676
Food Products — 0.0% ^
McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	1,000
Ground Transportation — 0.2%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	8,643
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	3,135	3,001
		11,644
Health Care Providers & Services — 0.3%
McKesson Corp. 5.25%, 2/15/2026	17,250	17,186
Independent Power and Renewable Electricity Producers — 0.7%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	32,710	32,371
Constellation Energy Generation LLC
3.25%, 6/1/2025	4,675	4,475
5.60%, 3/1/2028	10,415	10,484
		47,330
Insurance — 1.7%
Athene Global Funding
1.20%, 10/13/2023 (a)	14,000	13,924
0.95%, 1/8/2024 (a)	7,650	7,504
2.75%, 6/25/2024 (a)	2,970	2,884
0.91%, 8/19/2024 (a)	29,420	27,943
2.50%, 1/14/2025 (a)	3,165	2,995
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	11,947
F&G Global Funding 1.75%, 6/30/2026 (a)	11,240	9,995
Jackson National Life Global Funding 3.25%, 1/30/2024 (a)	14,750	14,569
Pricoa Global Funding I 3.45%, 9/1/2023 (a)	466	466
Protective Life Global Funding 5.21%, 4/14/2026 (a)	17,325	17,084
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,388	1,387
		110,698
Multi-Utilities — 0.5%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 6.08%, 9/15/2023 (b)	21,235	21,235
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,067
WEC Energy Group, Inc. 5.00%, 9/27/2025	5,625	5,573
		33,875
Oil, Gas & Consumable Fuels — 0.3%
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	9,850	9,839
2.60%, 10/15/2025 (a)	12,825	11,860
		21,699
Pharmaceuticals — 0.2%
Royalty Pharma plc 0.75%, 9/2/2023	7,384	7,384
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	3,437	3,431
		10,815
Semiconductors & Semiconductor Equipment — 0.4%
Microchip Technology, Inc.
0.97%, 2/15/2024	21,060	20,575
4.25%, 9/1/2025	7,850	7,640
		28,215
Software — 0.2%
VMware, Inc. 1.00%, 8/15/2024	11,550	11,039
Trading Companies & Distributors — 0.3%
Air Lease Corp.
4.25%, 9/15/2024	2,500	2,453
1.88%, 8/15/2026	19,605	17,543
		19,996
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	15,928
Total Corporate Bonds (Cost $2,283,627)		2,207,959
Asset-Backed Securities — 25.3%
ACC Trust
Series 2022-1, Class A, 1.19%, 9/20/2024 (a)	151	150
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	3,471	3,420
Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	5,503	5,322
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,153	1,039
ACHV ABS TRUST Series 2023-1PL, Class B, 6.80%, 3/18/2030 (a)	11,750	11,752
ACM Auto Trust Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	6,417	6,390
SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 6.26%, 12/18/2037 (a) (c)	2,103	2,073
Affirm Asset Securitization Trust Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	11,645	11,571
American Credit Acceptance Receivables Trust
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	8,492	8,485
Series 2020-2, Class D, 5.65%, 5/13/2026 (a)	4,000	3,997
Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	340	340
Series 2020-4, Class C, 1.31%, 12/14/2026 (a)	1,449	1,436
Series 2020-4, Class D, 1.77%, 12/14/2026 (a)	4,790	4,666
Series 2021-1, Class C, 0.83%, 3/15/2027 (a)	747	742
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	8,750	8,500
Series 2023-2, Class B, 5.61%, 6/14/2027 (a)	3,800	3,761
Series 2021-2, Class C, 0.97%, 7/13/2027 (a)	3,134	3,107
Series 2021-4, Class C, 1.32%, 2/14/2028 (a)	21,058	20,712
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,299	4,193
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	9,750	9,879
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	2,500	2,455
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	3,625	3,573
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,196
Series 2020-SFR3, Class B, 1.81%, 9/17/2037 (a)	9,780	8,973
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	4,130	3,759
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	12,400	11,289
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (a)	8,000	7,259
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (a)	14,289	12,612
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	1,422	1,250
Amur Equipment Finance Receivables IX LLC Series 2021-1A, Class A2, 0.75%, 11/20/2026 (a)	3,612	3,537
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	5,666	5,679
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	1,614	1,502
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	1,962	1,731
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	1,034	957
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 6.77%, 11/15/2036 (a) (c)	3,425	3,377
AREIT Trust Series 2021-CRE5, Class C, 7.68%, 11/17/2038 ‡ (a) (c)	8,292	7,846
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	4,500	3,940
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.19%, 6/25/2043 (c)	119	107
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	5,115	4,911
Bridge Trust Series 2022-SFR1, Class B, 4.15%, 11/17/2037 (a)	10,575	9,922
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	762	753
BRSP Ltd. Series 2021-FL1, Class A, 6.58%, 8/19/2038 (a) (c)	6,000	5,867
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class B, 7.47%, 12/15/2038 (a) (c)	7,025	6,834
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	1,654	1,561
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	14,454	13,081
BXMT Ltd. Series 2021-FL4, Class A, 6.48%, 5/15/2038 (a) (c)	6,000	5,820
Canadian Pacer Auto Receivables Trust (Canada) Series 2020-1A, Class A4, 1.89%, 3/19/2025 (a)	4,801	4,766
CarNow Auto Receivables Trust
Series 2021-2A, Class B, 1.30%, 1/15/2026 (a)	2,977	2,961
Series 2023-1A, Class B, 6.95%, 3/16/2026 (a)	7,399	7,362
Carvana Auto Receivables Trust
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	5,443	5,398
Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	3,250	3,199
Series 2023-N1, Class B, 5.85%, 11/10/2027 (a)	13,950	13,796
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	3,445	3,449
Series 2021-N4, Class B, 1.24%, 9/11/2028	1,645	1,520
Series 2021-N4, Class C, 1.72%, 9/11/2028	2,967	2,827
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,750
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	265

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cascade Funding Mortgage Trust Series 2021-HB6, Class A, 0.90%, 6/25/2036 ‡ (a) (c)	10,251	9,913
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (a) (c)	3,495	3,405
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (c)	2,000	1,862
Series 2021-HB7, Class A, 1.15%, 10/27/2031 ‡ (a) (c)	5,419	5,156
Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (c)	6,478	5,796
CIFC Funding Ltd. (Cayman Islands) Series 2017-1A, Class AR, 6.61%, 4/23/2029 (a) (c)	2,760	2,754
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	4,480	4,331
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	2,986	2,712
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	2,105	1,918
CPS Auto Receivables Trust
Series 2019-D, Class D, 2.72%, 9/15/2025 (a)	758	756
Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	35	35
Series 2020-B, Class D, 4.75%, 4/15/2026 (a)	2,006	2,001
Series 2021-A, Class C, 0.83%, 9/15/2026 (a)	190	190
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	12,066	11,888
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	5,523	5,439
Series 2021-D, Class C, 1.59%, 12/15/2027 (a)	13,514	13,044
Series 2022-A, Class C, 2.17%, 4/16/2029 (a)	9,722	9,263
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	4,425	4,102
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,250	2,226
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	8,120	7,952
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	4,994
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class B, 1.93%, 9/17/2029 (a)	2,488	2,482
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	398	396
Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	7,371	7,265
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	10,667	10,510
Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	2,330	2,273
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,354
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	11,538	11,127
Series 2021-4, Class B, 1.74%, 12/16/2030 (a)	2,596	2,425
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	2,250	2,259
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	6,000	5,922
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	6,000	6,025
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	6,000	5,912
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,063
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	1,858	1,861
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,350	1,351
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	5,959
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (a)	789	781
Crossroads Asset Trust Series 2022-A, Class A, 6.35%, 4/21/2031 (a)	7,180	7,128
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.33%, 10/25/2034 (c)	91	88
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	4,400	4,243
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	1,819	1,725
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	1,696	1,550
Series 2021-1A, Class B, 2.05%, 11/21/2033 (a)	390	356
Drive Auto Receivables Trust
Series 2019-4, Class D, 2.70%, 2/16/2027	3,366	3,331
Series 2020-1, Class D, 2.70%, 5/17/2027	8,769	8,630
Series 2021-2, Class C, 0.87%, 10/15/2027	2,508	2,457
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 6.52%, 7/18/2030 (a) (c)	686	681
DT Auto Owner Trust
Series 2019-3A, Class D, 2.96%, 4/15/2025 (a)	2,726	2,712
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	7,432	7,301
Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	795	782
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	6,813	6,676
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	3,250	3,033
Series 2021-2A, Class B, 0.81%, 1/15/2027 (a)	190	190
SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-2A, Class C, 1.10%, 2/16/2027 (a)	4,433	4,316
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	12,495	12,016
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	9,655	8,800
Series 2021-4A, Class C, 1.50%, 9/15/2027 (a)	6,549	6,189
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	7,478	7,601
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,993	1,977
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	6,746	6,756
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	656	587
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	898	799
Exeter Automobile Receivables Trust
Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	3,685	3,666
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	5,457	5,368
Series 2021-1A, Class C, 0.74%, 1/15/2026	1,875	1,861
Series 2019-1A, Class E, 5.20%, 1/15/2026 (a)	8,125	8,121
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	3,912	3,888
Series 2021-2A, Class C, 0.98%, 6/15/2026	2,664	2,615
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	9,000	8,862
Series 2021-3A, Class C, 0.96%, 10/15/2026	30,673	29,656
Series 2022-2A, Class B, 3.65%, 10/15/2026	1,850	1,829
Series 2023-3A, Class B, 6.11%, 9/15/2027	2,062	2,059
Series 2021-4A, Class C, 1.46%, 10/15/2027	10,117	9,768
Series 2023-3A, Class C, 6.21%, 6/15/2028	6,815	6,805
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,964	7,214
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 ‡ (a)	1,802	1,741
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	7,641	7,311
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	3,351	3,232
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	11,666	11,559
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (d)	—	—
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (a)	2,156	2,128
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,937	5,432
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-SFR1, Class C, 1.94%, 8/17/2037 (a)	2,307	2,110
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,823	6,199
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,496
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	11,292
Flagship Credit Auto Trust
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	1,686	1,676
Series 2019-3, Class C, 2.74%, 10/15/2025 (a)	97	97
Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	3,213	3,201
Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	522	519
Series 2020-2, Class D, 5.75%, 4/15/2026 (a)	5,000	4,971
Series 2020-3, Class C, 1.73%, 9/15/2026 (a)	8,335	8,095
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	4,665	4,357
Series 2021-1, Class B, 0.68%, 2/16/2027 (a)	2,951	2,930
Series 2020-4, Class C, 1.28%, 2/16/2027 (a)	1,090	1,057
Series 2021-1, Class C, 0.91%, 3/15/2027 (a)	10,600	10,139
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	16,250	15,005
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	6,666	6,490
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	2,550	2,544
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	2,300	2,223
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	9,985	8,901
FRTKL Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,353
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 6.56%, 7/24/2030 (a) (c)	5,706	5,668
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class C, 3.54%, 2/18/2025 (a)	564	564
Series 2020-4A, Class C, 1.14%, 11/17/2025 (a)	1,557	1,542
Series 2020-2A, Class C, 4.57%, 4/15/2026 (a)	5,019	4,977
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	8,127	7,811
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	9,250	8,881
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	4,000	3,977
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,370
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	267

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	11,500	10,639
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	3,529	3,567
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	256	240
Home Partners of America Trust Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,366	1,206
LCM LP (Cayman Islands) Series 14A, Class AR, 6.63%, 7/20/2031 (a) (c)	15,255	15,139
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	10,445	10,070
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	5,111	4,954
Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	4,000	3,994
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	2,408	2,403
Lendmark Funding Trust Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,224
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	2,692	2,644
Series 2022-2A, Class A, 6.63%, 5/15/2030 (a)	1,283	1,282
LMREC LLC Series 2021-CRE4, Class A, 6.48%, 4/22/2037 (a) (c)	2,022	1,994
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	12,484	12,408
M&T Equipment 2023-LEAF1 Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	11,454	11,424
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 6.62%, 7/25/2031 (a) (c)	1,000	996
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	632	629
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	4,828	4,682
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	14,142
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,481	15,546
Mission Lane Credit Card Master Trust Series 2022-A, Class A, 6.92%, 9/15/2027 (a)	3,616	3,576
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 7.68%, 3/25/2033 (c)	135	130
MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	1,263	1,160
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.49%, 10/15/2029 (a) (c)	12,704	12,650
New Economy Assets Phase Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,566
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 (a)	5,139	5,052
Series 2022-A, Class B, 3.35%, 10/16/2028 (a)	2,750	2,616
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	1,127	1,025
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	11,986	10,900
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	6,231	5,621
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 6.53%, 4/16/2031 (a) (c)	3,000	2,980
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (a)	7	7
Series 2020-1A, Class B, 1.98%, 6/20/2025 (a)	734	726
Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	5,208	5,042
Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	1,892	1,825
Series 2023-1A, Class A, 5.87%, 5/21/2029 (a)	6,821	6,795
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,851
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	2,965	2,917
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	5,683	5,454
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	3,371	3,249
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	1,509	1,501
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	5,975	5,991
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-1A, Class A1, 6.36%, 4/15/2030 (a) (c)	10,212	10,148
SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pawnee Equipment Receivables LLC Series 2020-1, Class C, 2.24%, 2/17/2026 (a)	3,000	2,943
Pawneee Equipment Receivables LLC
Series 2021-1, Class A2, 1.10%, 7/15/2027 (a)	1,833	1,774
Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	5,934	5,533
Series 2022-1, Class A3, 5.17%, 2/15/2028 (a)	6,691	6,585
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (d)	11,252	10,509
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (d)	7,951	7,597
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (d)	10,269	9,563
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (d)	5,368	5,187
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (d)	7,375	6,943
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	667	595
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	1,800	1,577
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,256	6,428
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	15,410
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,019
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (c)	8,117	7,690
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (c)	7,203	6,937
Series 2021-3, Class A1, 1.87%, 4/25/2026 (a) (d)	3,680	3,460
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (d)	5,420	5,030
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (d)	13,805	12,878
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (d)	11,961	11,294
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (d)	5,133	4,746
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (d)	2,067	1,970
Reach ABS Trust Series 2023-1A, Class A, 7.05%, 2/18/2031 (a)	2,935	2,936
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,210	6,023
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	14,957	14,034
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	7,592	7,358
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	1,034	1,032
Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	1,500	1,394
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 9/15/2026	4,206	4,140
Series 2021-1, Class D, 1.13%, 11/16/2026	6,000	5,765
Series 2020-3, Class D, 1.64%, 11/16/2026	1,454	1,423
Series 2020-4, Class D, 1.48%, 1/15/2027	14,510	14,088
Series 2021-2, Class D, 1.35%, 7/15/2027	3,500	3,326
Series 2021-3, Class C, 0.95%, 9/15/2027	14,830	14,615
Series 2021-3, Class D, 1.33%, 9/15/2027	2,700	2,538
Series 2023-4, Class B, 5.77%, 12/15/2028	7,291	7,320
Series 2022-4, Class C, 5.00%, 11/15/2029	20,750	20,294
Series 2023-3, Class C, 5.77%, 11/15/2030	4,000	3,979
Series 2023-4, Class C, 6.04%, 12/15/2031	14,300	14,374
Santander Retail Auto Lease Trust Series 2021-B, Class A3, 0.51%, 8/20/2024 (a)	2,089	2,071
SCF Equipment Leasing LLC Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	2,000	1,992
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 9/20/2035 (a)	260	257
Series 2019-3A, Class A, 2.34%, 8/20/2036 (a)	383	361
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	218	202
Series 2020-2A, Class B, 2.32%, 7/20/2037 (a)	852	806
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	1,232	1,140
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	758	700
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	673	621
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	1,782	1,766
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	269

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	901	871
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	901	883
Skopos Auto Receivables Trust Series 2019-1A, Class D, 5.24%, 4/15/2025 (a)	1,762	1,760
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	6,101	5,531
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.39%, 12/29/2029 (a) (c)	10,578	10,512
Symphony CLO Ltd. (Cayman Islands) Series 2018-19A, Class A, 6.53%, 4/16/2031 (a) (c)	2,805	2,787
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 6.58%, 10/13/2032 (a) (c)	6,000	5,950
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	79	79
Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	7,874	7,803
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	4,932	4,961
Tricon Residential Trust Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,797	1,609
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	919	878
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	2,270	2,163
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	1,399	1,359
Series 2021-ST9, Class A, 1.70%, 11/20/2029 ‡ (a)	3,148	3,049
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	7,889	7,656
Upstart Securitization Trust
Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	773	770
Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	2,716	2,682
Series 2021-5, Class A, 1.31%, 11/20/2031 (a)	5,695	5,598
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	3,025	2,876
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	5,581	5,542
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	2,819	2,814
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	8,136	8,141
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (a) (d)	1,011	979
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (d)	2,194	2,090
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (d)	3,101	2,898
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (d)	7,330	6,854
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	1,966	1,944
Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	163	163
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	6,416	6,405
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	5,000	4,955
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (d)	4,091	3,757
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (d)	12,988	11,902
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (d)	11,799	10,896
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (d)	5,480	5,158
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (d)	12,740	11,845
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (d)	12,494	11,794
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (d)	6,402	5,967
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (d)	9,936	9,532
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (d)	10,399	9,840
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (d)	8,098	7,560
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	565	554
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	7,522	7,515
Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	9,260	9,196
Series 2020-3A, Class C, 1.24%, 11/17/2025 (a)	2,120	2,102
Series 2020-2A, Class D, 2.76%, 1/15/2026 (a)	16,895	16,703
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	5,500	5,318
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	22,136	21,038
SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-3A, Class C, 1.58%, 1/15/2027 (a)	22,380	21,323
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	9,550	8,892
Series 2023-3A, Class B, 5.92%, 9/15/2028 (a)	11,000	10,988
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	6,400	6,390
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,490
Total Asset-Backed Securities (Cost $1,695,850)		1,634,050
U.S. Treasury Obligations — 16.8%
U.S. Treasury Notes
0.50%, 11/30/2023	8,360	8,261
0.13%, 12/15/2023	115	113
4.25%, 9/30/2024	2,445	2,418
4.25%, 12/31/2024	3,410	3,368
3.88%, 3/31/2025	1,417	1,392
4.63%, 6/30/2025	2,925	2,909
4.75%, 7/31/2025	127,700	127,356
3.50%, 9/15/2025	277,004	269,797
4.25%, 10/15/2025	142,594	140,995
4.50%, 11/15/2025	14,185	14,099
4.00%, 12/15/2025	11,860	11,668
3.88%, 1/15/2026	9,835	9,649
4.00%, 2/15/2026	983	967
4.63%, 3/15/2026	2,240	2,238
3.75%, 4/15/2026	150,275	147,029
3.63%, 5/15/2026	101,360	98,858
4.13%, 6/15/2026	10,400	10,280
4.50%, 7/15/2026	225,435	225,030
4.38%, 8/15/2026	2,305	2,294
0.75%, 8/31/2026	6,000	5,372
Total U.S. Treasury Obligations (Cost $1,096,098)		1,084,093
Collateralized Mortgage Obligations — 9.6%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	5
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (c)	1,238	1,135
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (d)	6,421	6,392
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.66%, 10/25/2033 (c)	14	13
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 5.91%, 8/25/2034 (c)	114	104
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A1, 7.00%, 9/25/2033	2	2
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 6.04%, 10/25/2041 (a) (c)	193	192
Series 2022-R02, Class 2M2, 8.29%, 1/25/2042 (a) (c)	1,775	1,776
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019 ‡	67	58
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (c)	285	38
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (c)	9,070	8,431
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	—	—
Series 56, Class Z, 7.50%, 9/20/2026	8	8
FHLMC STACR REMIC Trust Series 2020-DNA1, Class M2, 7.10%, 1/25/2050 (a) (c)	732	732
FHLMC, Reference REMIC Series R005, Class ZA, 5.50%, 2/15/2036	2,288	2,332
FHLMC, REMIC
Series 2682, Class JG, 4.50%, 10/15/2023	6	6
Series 2686, Class GC, 5.00%, 10/15/2023	8	8
Series 2790, Class TN, 4.00%, 5/15/2024	9	9
Series 1754, Class Z, 8.50%, 9/15/2024	2	2
Series 1779, Class Z, 8.50%, 4/15/2025	9	9
Series 4303, Class VA, 3.50%, 5/15/2025	184	179
Series 3005, Class ED, 5.00%, 7/15/2025	143	141
Series 3826, Class BK, 3.00%, 3/15/2026	163	159
Series 3864, Class PG, 3.50%, 5/15/2026	27	26
Series 3887, Class GM, 4.00%, 7/15/2026 (d)	36	35
Series 3903, Class GB, 4.00%, 8/15/2026	112	110
Series 3909, Class HG, 4.00%, 8/15/2026 (d)	93	90
Series 1888, Class Z, 7.00%, 8/15/2026	16	16
Series 3936, Class AB, 3.00%, 10/15/2026	214	207
Series 3946, Class BU, 3.00%, 10/15/2026	72	70
Series 3996, Class BA, 1.50%, 2/15/2027	62	59
Series 4015, Class GL, 2.25%, 3/15/2027	63	60
Series 4020, Class N, 3.00%, 3/15/2027	36	34
Series 4054, Class AE, 1.50%, 4/15/2027	126	120
Series 4029, Class LY, 3.00%, 4/15/2027	1,000	941
Series 4039, Class AB, 1.50%, 5/15/2027	122	115
Series 4039, Class PB, 1.50%, 5/15/2027	384	362
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	271

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4043, Class PB, 1.50%, 5/15/2027	285	269
Series 4097, Class HJ, 1.50%, 8/15/2027	438	412
Series 4089, Class AI, IO, 3.00%, 8/15/2027	1,857	66
Series 4103, Class HA, 2.50%, 9/15/2027	138	132
Series 4361, Class CA, 2.50%, 9/15/2027	312	299
Series 4131, Class BC, 1.25%, 11/15/2027	85	79
Series 4129, Class AP, 1.50%, 11/15/2027	481	451
Series 4141, Class BI, IO, 2.50%, 12/15/2027	2,084	74
Series 4304, Class DW, 2.50%, 12/15/2027	1,000	939
Series 4207, Class JD, 1.50%, 5/15/2028	118	111
Series 4217, Class UD, 1.75%, 6/15/2028	200	189
Series 2090, Class F, 5.50%, 10/15/2028 (c)	33	33
Series 3523, Class MX, 4.50%, 4/15/2029	61	59
Series 4338, Class GE, 2.50%, 5/15/2029	43	41
Series 2995, Class FT, 5.55%, 5/15/2029 (c)	84	83
Series 3721, Class DG, 2.75%, 9/15/2030	146	137
Series 3775, Class DB, 4.00%, 12/15/2030	265	257
Series 3779, Class LB, 4.00%, 12/15/2030	289	280
Series 2303, Class FY, 5.60%, 4/15/2031 (c)	102	101
Series 2326, Class ZQ, 6.50%, 6/15/2031	90	92
Series 2362, Class F, 5.70%, 9/15/2031 (c)	52	52
Series 2500, Class FD, 5.80%, 3/15/2032 (c)	119	118
Series 4170, Class QE, 2.00%, 5/15/2032	71	69
Series 4094, Class BF, 5.70%, 8/15/2032 (c)	308	308
Series 2492, Class GH, 6.00%, 8/15/2032	168	171
Series 4120, Class KA, 1.75%, 10/15/2032	473	437
Series 4142, Class PG, 2.00%, 12/15/2032	55	52
Series 2711, Class FC, 6.20%, 2/15/2033 (c)	716	723
Series 2602, Class FH, 5.61%, 4/15/2033 (c)	140	138
Series 4206, Class DZ, 3.00%, 5/15/2033	507	451
Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,036
Series 2617, Class Z, 5.50%, 5/15/2033	3,049	3,035
Series 2662, Class MT, 4.50%, 8/15/2033	49	48
Series 4620, IO, 5.00%, 9/15/2033	261	39
Series 4255, Class LZ, 3.00%, 10/15/2033	9,480	8,748
Series 3005, Class PV, IF, 4.40%, 10/15/2033 (c)	2	2
Series 2686, Class KZ, 4.50%, 10/15/2033	636	604
Series 2693, Class Z, 5.50%, 10/15/2033	128	127
Series 2727, Class PM, 4.50%, 1/15/2034	713	694
Series 2736, Class PE, 5.00%, 1/15/2034	2,859	2,830
Series 2806, Class FA, 6.30%, 2/15/2034 (c)	222	214
Series 2989, Class MU, IF, IO, 1.70%, 7/15/2034 (c)	965	38
Series 3204, Class ZM, 5.00%, 8/15/2034	444	439
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2963, Class ZG, 5.00%, 11/15/2034	389	385
Series 2901, Class S, IF, 4.89%, 12/15/2034 (c)	311	304
Series 2898, Class PG, 5.00%, 12/15/2034	576	570
Series 3003, Class LD, 5.00%, 12/15/2034	94	93
Series 2933, Class EM, 5.50%, 1/15/2035	52	52
Series 4265, Class FD, 5.70%, 1/15/2035 (c)	235	230
Series 2929, Class PG, 5.00%, 2/15/2035	69	68
Series 2941, Class Z, 4.50%, 3/15/2035	1,147	1,092
Series 2953, Class PG, 5.50%, 3/15/2035	241	243
Series 2976, Class HZ, 4.50%, 5/15/2035	203	192
Series 3002, Class BN, 5.00%, 7/15/2035	203	200
Series 3013, Class HZ, 5.00%, 8/15/2035	673	666
Series 3036, Class NE, 5.00%, 9/15/2035	81	80
Series 3101, Class UZ, 6.00%, 1/15/2036	159	164
Series 3174, Class LF, 5.65%, 5/15/2036 (c)	131	129
Series 3662, Class ZB, 5.50%, 8/15/2036	129	131
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,083
Series 3704, Class DC, 4.00%, 11/15/2036	100	100
Series 3688, Class NB, 4.50%, 11/15/2036	526	511
Series 3855, Class AM, 6.50%, 11/15/2036	1,430	1,454
Series 3704, Class CZ, 4.00%, 12/15/2036	1,314	1,254
Series 3249, Class CL, 4.25%, 12/15/2036	924	893
Series 3258, Class PM, 5.50%, 12/15/2036	304	304
Series 3305, Class IW, IF, IO, 1.15%, 4/15/2037 (c)	255	6
Series 3318, Class HF, 5.56%, 5/15/2037 (c)	111	108
Series 3724, Class CM, 5.50%, 6/15/2037	268	271
Series 3326, Class FG, 5.65%, 6/15/2037 (c)	451	441
Series 3351, Class ZC, 5.50%, 7/15/2037	1,052	1,032
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (d)	2,411	101
Series 3429, Class S, IF, IO, 1.52%, 3/15/2038 (c)	403	26
Series 3447, Class DB, 5.00%, 5/15/2038	1,445	1,429
Series 3459, Class MB, 5.00%, 6/15/2038	87	87
Series 3575, Class ZA, 5.00%, 6/15/2038	3,383	3,355
Series 3546, Class A, 4.34%, 2/15/2039 (c)	386	382
Series 3540, Class A, 5.00%, 5/15/2039	190	185
Series 4346, Class A, 3.50%, 7/15/2039	53	51
Series 3597, Class HM, 4.50%, 8/15/2039	107	106
Series 3569, Class NY, 5.00%, 8/15/2039	464	461
Series 3572, Class JS, IF, IO, 1.50%, 9/15/2039 (c)	272	15
Series 4212, Class LA, 3.00%, 10/15/2039	225	221
SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3585, Class KW, 4.50%, 10/15/2039	1,412	1,372
Series 3609, Class SA, IF, IO, 1.04%, 12/15/2039 (c)	1,570	69
Series 3632, Class PK, 5.00%, 2/15/2040	262	256
Series 3656, Class PM, 5.00%, 4/15/2040	2,159	2,144
Series 3786, Class NA, 4.50%, 7/15/2040	66	65
Series 3726, Class PA, 3.00%, 8/15/2040	126	122
Series 3706, Class P, 4.00%, 8/15/2040	3,156	2,982
Series 4655, Class DJ, 3.00%, 10/15/2040	2,024	1,860
Series 4088, Class LE, 4.00%, 10/15/2040	96	95
Series 4318, Class KZ, 4.00%, 12/15/2040	2,391	2,257
Series 3769, Class ZC, 4.50%, 12/15/2040	1,085	1,052
Series 3803, Class FY, 5.70%, 1/15/2041 (c)	40	40
Series 3822, Class ZG, 4.00%, 2/15/2041	6,303	5,951
Series 4080, Class DA, 2.00%, 3/15/2041	197	181
Series 3862, Class GA, 4.00%, 4/15/2041	190	181
Series 3844, Class FA, 5.75%, 4/15/2041 (c)	211	207
Series 4074, Class PA, 3.00%, 5/15/2041	378	363
Series 3859, Class JB, 5.00%, 5/15/2041	295	292
Series 4150, Class JE, 2.00%, 6/15/2041	720	660
Series 3884, Class BL, 4.50%, 6/15/2041	4,686	4,537
Series 3939, Class BZ, 4.50%, 6/15/2041	2,225	2,155
Series 3881, Class AT, 5.85%, 6/15/2041	20,589	21,211
Series 4150, Class FN, 5.60%, 7/15/2041 (c)	340	334
Series 4152, Class LE, 1.75%, 8/15/2041	2,755	2,479
Series 3904, Class HC, 4.00%, 8/15/2041	675	637
Series 3906, Class B, 4.00%, 8/15/2041	2,996	2,826
Series 4150, Class FY, 5.60%, 8/15/2041 (c)	321	315
Series 3952, Class BQ, 2.00%, 10/15/2041	2,410	2,119
Series 3947, Class BH, 2.50%, 10/15/2041	3,114	2,731
Series 3934, Class KB, 5.00%, 10/15/2041	488	484
Series 3966, Class VZ, 4.00%, 12/15/2041	797	752
Series 4550, Class NA, 3.00%, 1/15/2042	421	403
Series 4122, Class PA, 1.50%, 2/15/2042	257	235
Series 4144, Class KD, 1.75%, 3/15/2042	448	398
Series 4215, Class NA, 3.00%, 4/15/2042	119	113
Series 4088, Class BP, 3.00%, 8/15/2042	3,435	3,032
Series 4143, Class AE, 2.00%, 9/15/2042	1,561	1,419
Series 4158, Class TC, 1.75%, 12/15/2042	231	208
Series 4247, Class AK, 4.50%, 12/15/2042	282	277
Series 4158, Class LD, 2.00%, 1/15/2043	458	392
Series 4199, Class YZ, 3.50%, 5/15/2043	3,885	3,567
Series 4302, Class MA, 3.00%, 7/15/2043	1,102	1,040
Series 4314, Class LP, 3.50%, 7/15/2043	33	32
Series 4558, Class DA, 3.50%, 7/15/2043	199	196
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 5115, Class FD, 4.00%, 8/15/2043 (c)	7,678	7,102
Series 4311, Class ED, 2.75%, 9/15/2043	69	65
Series 4480, Class LA, 3.50%, 9/15/2043	130	126
Series 4330, Class PE, 3.00%, 11/15/2043	110	104
Series 4286, Class MP, 4.00%, 12/15/2043	359	339
Series 4316, Class DZ, 3.00%, 3/15/2044	3,315	2,897
Series 4338, Class A, 2.50%, 5/15/2044	409	373
Series 4505, Class P, 3.50%, 5/15/2044	1,036	985
Series 4571, Class EB, 3.50%, 5/15/2044	1,983	1,866
Series 4360, Class PZ, 3.00%, 7/15/2044	1,375	1,186
Series 4417, Class PZ, 3.00%, 12/15/2044	3,262	2,885
Series 4545, Class PG, 3.00%, 12/15/2044	487	461
Series 4745, Class EC, 3.00%, 12/15/2044	1,344	1,275
Series 4425, Class TA, 2.00%, 1/15/2045	304	250
Series 4461, Class LZ, 3.00%, 3/15/2045	4,030	3,552
Series 4457, Class KZ, 3.00%, 4/15/2045	8,012	7,042
Series 4478, Class PC, 2.00%, 5/15/2045	884	749
Series 4631, Class PA, 3.00%, 5/15/2045	1,951	1,783
Series 4664, Class PH, 3.50%, 5/15/2045	908	861
Series 4698, Class DA, 4.50%, 5/15/2045	1,973	1,893
Series 4759, Class MA, 3.00%, 9/15/2045	73	69
Series 4591, Class QE, 2.75%, 4/15/2046	194	170
Series 4574, Class YH, 3.00%, 4/15/2046	288	251
Series 4774, Class LP, 3.50%, 9/15/2046	3,070	2,896
Series 4714, Class PA, 3.00%, 11/15/2046	1,784	1,620
Series 4657, Class VZ, 3.00%, 2/15/2047	10,177	8,967
Series 4830, Class AP, 4.00%, 2/15/2047	988	926
Series 4675, Class EZ, 3.50%, 4/15/2047	1,622	1,403
Series 4682, Class LC, 2.50%, 5/15/2047	510	435
Series 4682, Class AP, 3.00%, 5/15/2047	669	587
Series 4703, Class KZ, 3.50%, 7/15/2047	6,064	5,464
Series 4740, Class JA, 3.00%, 10/15/2047	1,675	1,471
Series 4749, Class ZL, 3.50%, 12/15/2047	16,941	15,185
Series 4936, Class AP, 2.50%, 9/25/2048	251	222
Series 4941, Class NP, 2.50%, 5/25/2049	822	707
Series 4922, Class GE, 2.50%, 7/25/2049	799	687
Series 4952, Class PA, 2.50%, 2/25/2050	1,292	1,099
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	134	130
Series 218, PO, 2/1/2032	75	65
Series 290, Class 200, 2.00%, 11/15/2032	364	329
Series 277, Class 30, 3.00%, 9/15/2042	2,530	2,235
Series 359, Class 350, 3.50%, 10/15/2047	1,467	1,342
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	273

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC
Series 1993-165, Class SN, IF, 4.23%, 9/25/2023 (c)	—	—
Series 1993-226, Class PK, 6.00%, 12/25/2023	4	4
Series 1994-15, Class ZK, 5.50%, 2/25/2024	13	13
Series 1994-43, Class PK, 6.35%, 2/25/2024	5	5
Series 2001-40, PO, 4/25/2024	2	2
Series G94-6, Class PJ, 8.00%, 5/17/2024	1	1
Series 2010-38, Class B, 4.00%, 4/25/2025	14	14
Series 2011-48, Class CN, 4.00%, 6/25/2026 (d)	31	31
Series 2011-61, Class B, 3.00%, 7/25/2026	173	168
Series 2011-72, Class KB, 3.50%, 8/25/2026	214	208
Series 2012-32, Class DE, 3.00%, 12/25/2026	58	57
Series 2012-26, Class CA, 2.50%, 3/25/2027	313	300
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	3,101	107
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	1,621	66
Series 2012-127, Class AC, 1.50%, 11/25/2027	321	302
Series 2012-124, Class HG, 2.00%, 11/25/2027	151	143
Series 2013-5, Class DA, 1.50%, 2/25/2028	172	161
Series 2013-13, Class KD, 1.50%, 3/25/2028	168	157
Series 2008-72, IO, 5.00%, 8/25/2028	2	—
Series 2013-137, Class BA, 1.50%, 1/25/2029	300	279
Series 2009-15, Class AC, 5.50%, 3/25/2029	571	567
Series 2009-58, Class B, 4.50%, 8/25/2029	706	690
Series 2010-14, Class AC, 4.00%, 3/25/2030	144	140
Series 2010-92, Class B, 4.50%, 8/25/2030	2,000	1,936
Series 2012-14, Class EA, 2.50%, 12/25/2030	4	4
Series 2016-8, Class CA, 2.00%, 3/25/2031	11,950	11,075
Series 2001-38, Class EA, PO, 8/25/2031	22	20
Series 2015-89, Class KE, 2.00%, 11/25/2031	76	70
Series 2012-98, Class QG, 1.75%, 1/25/2032	227	217
Series 2001-81, Class HE, 6.50%, 1/25/2032	1,548	1,573
Series 2002-34, Class FA, 5.84%, 5/18/2032 (c)	67	66
Series 2013-109, Class BA, 3.00%, 10/25/2032	514	493
Series 2002-64, Class PG, 5.50%, 10/25/2032	1,298	1,294
Series 2004-61, Class FH, 6.20%, 11/25/2032 (c)	690	694
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-77, Class TF, 6.34%, 12/18/2032 (c)	124	125
Series 2002-77, Class QG, 5.50%, 12/25/2032	283	282
Series 2002-84, Class DZ, 5.50%, 12/25/2032	156	156
Series 2002-94, Class BZ, 5.50%, 1/25/2033	836	830
Series 2013-18, Class TG, 2.00%, 2/25/2033	318	298
Series 2003-7, Class FB, 6.15%, 2/25/2033 (c)	181	182
Series 2013-31, Class NL, 4.00%, 4/25/2033	358	343
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	132	17
Series 2003-63, Class A7, 5.50%, 6/25/2033	1,415	1,415
Series 2003-49, IO, 6.50%, 6/25/2033	188	33
Series 2003-58, Class GL, 3.50%, 7/25/2033	98	92
Series 2013-133, Class WA, 3.00%, 8/25/2033	1,726	1,631
Series 2003-84, Class PZ, 5.00%, 9/25/2033	48	47
Series 2013-100, Class WB, 3.00%, 10/25/2033	6,367	5,947
Series 2003-107, Class ZD, 6.00%, 11/25/2033	1,071	1,082
Series 2004-38, Class AO, PO, 5/25/2034	1,833	1,338
Series 2004-72, Class F, 5.90%, 9/25/2034 (c)	84	84
Series 2004-91, Class BR, 5.50%, 12/25/2034	53	53
Series 2004-90, Class ZU, 6.00%, 12/25/2034	832	842
Series 2005-5, Class PA, 5.00%, 1/25/2035	273	266
Series 2004-101, Class AR, 5.50%, 1/25/2035	8	8
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,520	1,502
Series 2005-31, Class PB, 5.50%, 4/25/2035	592	593
Series 2005-38, Class FK, 5.70%, 5/25/2035 (c)	310	305
Series 2015-41, Class CA, 3.00%, 6/25/2035	454	419
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,665	1,669
Series 2005-64, Class PL, 5.50%, 7/25/2035	46	46
Series 2005-66, Class PF, 5.65%, 7/25/2035 (c)	95	94
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (c)	195	191
Series 2006-4, Class PB, 6.00%, 9/25/2035	106	105
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,814	1,791
Series 2007-109, Class VZ, 5.00%, 10/25/2035	1,364	1,347
Series 2005-84, Class MB, 5.75%, 10/25/2035	565	562
Series 2010-39, Class FT, 6.35%, 10/25/2035 (c)	568	571
Series 2013-114, Class JA, 3.00%, 11/25/2035	27	27
Series 2015-87, Class TB, 4.00%, 11/25/2035	3,531	3,384
SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-101, Class B, 5.00%, 11/25/2035	812	802
Series 2005-99, Class AF, 5.75%, 12/25/2035 (c)	89	88
Series 2014-88, Class ER, 2.50%, 2/25/2036	62	58
Series 2006-14, Class DB, 5.50%, 3/25/2036	293	292
Series 2006-16, Class FC, 5.70%, 3/25/2036 (c)	69	68
Series 2006-27, Class BF, 5.70%, 4/25/2036 (c)	119	118
Series 2006-50, Class PE, 5.00%, 6/25/2036	284	281
Series 2006-46, Class FW, 5.80%, 6/25/2036 (c)	221	218
Series 2006-42, Class PF, 5.81%, 6/25/2036 (c)	160	157
Series 2009-71, Class JT, 6.00%, 6/25/2036	167	171
Series 2006-58, Class ST, IF, IO, 1.75%, 7/25/2036 (c)	355	25
Series 2006-101, Class FC, 5.50%, 7/25/2036 (c)	147	143
Series 2006-101, Class FD, 5.50%, 7/25/2036 (c)	94	92
Series 2006-56, Class DC, 6.05%, 7/25/2036 (c)	211	211
Series 2007-1, Class NF, 5.65%, 2/25/2037 (c)	245	241
Series 2007-22, Class SC, IF, IO, 0.68%, 3/25/2037 (c)	23	—
Series 2007-16, Class FC, 6.15%, 3/25/2037 (c)	14	13
Series 2007-33, Class MS, IF, IO, 1.19%, 4/25/2037 (c)	1,060	60
Series 2007-57, Class ZE, 4.75%, 5/25/2037	188	188
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,623	1,620
Series 2008-5, Class PE, 5.00%, 8/25/2037	88	86
Series 2007-85, Class SH, IF, IO, 1.10%, 9/25/2037 (c)	678	12
Series 2017-59, Class DW, 3.50%, 12/25/2037	303	298
Series 2007-117, Class FM, 6.10%, 1/25/2038 (c)	139	138
Series 2007-117, Class MF, 6.10%, 1/25/2038 (c)	261	259
Series 2008-24, Class PF, 6.05%, 2/25/2038 (c)	57	57
Series 2008-18, Class SE, IF, IO, 0.87%, 3/25/2038 (c)	81	6
Series 2008-25, Class DZ, 5.75%, 4/25/2038	411	405
Series 2013-96, Class YA, 3.50%, 9/25/2038	89	88
Series 2008-83, Class CA, 6.00%, 9/25/2038	428	441
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-29, Class LA, 1.22%, 5/25/2039 (c)	887	753
Series 2013-25, Class DC, 2.50%, 6/25/2039	398	370
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,113	1,099
Series 2009-73, Class HJ, 6.00%, 9/25/2039	105	106
Series 2009-70, Class FA, 6.60%, 9/25/2039 (c)	74	74
Series 2009-86, Class PE, 5.00%, 10/25/2039	2,532	2,503
Series 2013-125, Class AB, 4.00%, 11/25/2039	191	181
Series 2009-87, Class B, 4.50%, 11/25/2039	1,225	1,183
Series 2009-112, Class SW, IF, IO, 0.85%, 1/25/2040 (c)	2,033	128
Series 2010-37, Class CY, 5.00%, 4/25/2040	47	47
Series 2011-3, Class KA, 5.00%, 4/25/2040	122	121
Series 2011-61, Class ZA, 5.00%, 4/25/2040	880	870
Series 2010-35, Class KF, 5.90%, 4/25/2040 (c)	153	152
Series 2010-43, Class HJ, 5.50%, 5/25/2040	151	151
Series 2010-64, Class DM, 5.00%, 6/25/2040	593	586
Series 2010-58, Class FA, 5.95%, 6/25/2040 (c)	292	290
Series 2010-58, Class FY, 6.13%, 6/25/2040 (c)	128	126
Series 2010-109, Class M, 3.00%, 9/25/2040	1,053	989
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	309	18
Series 2010-154, Class MW, 3.50%, 1/25/2041	3,483	3,287
Series 2011-63, Class LB, 4.00%, 1/25/2041	2,773	2,627
Series 2011-18, Class KY, 4.00%, 3/25/2041	579	547
Series 2011-35, Class PE, 4.00%, 4/25/2041	1,111	1,047
Series 2011-52, Class GB, 5.00%, 6/25/2041	84	84
Series 2011-53, Class FT, 5.98%, 6/25/2041 (c)	111	108
Series 2011-128, Class KP, 4.50%, 7/25/2041	45	43
Series 2011-59, Class NZ, 5.50%, 7/25/2041	606	614
Series 2012-147, Class NE, 1.75%, 8/25/2041	1,225	1,135
Series 2012-14, Class PA, 2.00%, 8/25/2041	176	160
Series 2013-72, Class LY, 3.50%, 8/25/2041	419	401
Series 2015-45, Class GA, 2.50%, 9/25/2041	330	314
Series 2013-126, Class CA, 4.00%, 9/25/2041	257	243
Series 2011-123, Class BP, 2.00%, 10/25/2041	3,040	2,705
Series 2011-141, Class MA, 3.50%, 10/25/2041	182	174
Series 2012-64, Class PK, 4.50%, 12/25/2041	871	847
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	275

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-113, Class DC, 2.25%, 1/25/2042	140	129
Series 2012-27, Class PL, 2.00%, 2/25/2042	184	171
Series 2012-139, Class NY, 5.00%, 2/25/2042	1,401	1,382
Series 2012-133, Class AP, 1.75%, 3/25/2042	3,322	2,946
Series 2012-100, Class TL, 4.00%, 4/25/2042	261	249
Series 2012-80, Class EB, 4.50%, 4/25/2042	133	131
Series 2013-9, Class CB, 5.50%, 4/25/2042	2,451	2,473
Series 2013-73, Class PG, 2.50%, 6/25/2042	750	685
Series 2012-128, Class VF, 5.65%, 6/25/2042 (c)	410	402
Series 2013-93, Class PJ, 3.00%, 7/25/2042	629	591
Series 2013-96, Class FY, 5.75%, 7/25/2042 (c)	186	181
Series 2013-34, Class PC, 2.50%, 8/25/2042	500	458
Series 2014-18, Class DE, 4.00%, 8/25/2042	753	722
Series 2012-94, Class K, 2.00%, 9/25/2042	910	769
Series 2013-60, Class PD, 2.00%, 10/25/2042	526	471
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,860	1,650
Series 2013-81, Class NC, 3.00%, 10/25/2042	421	403
Series 2013-72, Class AF, 5.65%, 11/25/2042 (c)	45	45
Series 2013-6, Class HD, 1.50%, 12/25/2042	339	288
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	5,628
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,596	1,430
Series 2013-10, Class PA, 1.50%, 2/25/2043	899	720
Series 2013-10, Class UB, 2.00%, 2/25/2043	1,008	844
Series 2013-58, Class FP, 5.65%, 2/25/2043 (c)	597	582
Series 2013-18, Class BZ, 3.00%, 3/25/2043	6,762	6,288
Series 2013-100, Class PL, 4.50%, 3/25/2043	677	657
Series 2013-66, Class LB, 1.50%, 4/25/2043	69	63
Series 2013-26, Class ZV, 3.50%, 4/25/2043	11,513	10,369
Series 2013-33, Class UZ, 3.50%, 4/25/2043	8,635	7,807
Series 2013-64, Class PF, 5.65%, 4/25/2043 (c)	511	497
Series 2014-3, Class BL, 2.50%, 6/25/2043	29	29
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,965	1,738
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,278	1,023
Series 2014-32, Class DK, 3.00%, 8/25/2043	361	337
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	548
Series 2015-34, Class UP, 3.00%, 11/25/2043	634	587
Series 2020-45, Class CB, 2.00%, 2/25/2044	4,300	3,873
Series 2016-80, Class KV, 3.00%, 6/25/2044	4,094	3,893
Series 2014-56, Class Z, 3.50%, 9/25/2044	6,407	5,679
Series 2017-74, Class KA, 3.00%, 11/25/2044	196	188
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-100, Class P, 3.50%, 11/25/2044	63	59
Series 2020-18, Class DC, 2.50%, 2/25/2045	193	186
Series 2015-33, Class DT, 2.50%, 6/25/2045	498	455
Series 2015-51, Class KC, 3.00%, 6/25/2045	275	254
Series 2017-18, Class DA, 3.00%, 8/25/2045	1,032	965
Series 2016-84, Class LA, 3.00%, 12/25/2045	847	774
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,637	1,501
Series 2016-16, Class AL, 3.00%, 4/25/2046	9,041	8,013
Series 2017-15, Class PE, 3.50%, 4/25/2046	1,131	1,052
Series 2017-68, Class HQ, 3.00%, 7/25/2046	1,116	1,017
Series 2016-80, Class JP, 3.00%, 11/25/2046	646	548
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,326	1,209
Series 2017-11, Class PH, 2.50%, 3/25/2047	208	177
Series 2017-10, Class AE, 3.00%, 3/25/2047	2,075	1,918
Series 2017-9, Class B, 3.00%, 3/25/2047	2,211	2,046
Series 2017-10, Class FA, 5.80%, 3/25/2047 (c)	200	195
Series 2017-89, Class KZ, 3.50%, 8/25/2047	6,930	5,826
Series 2017-84, Class JA, 2.75%, 9/25/2047	538	470
Series 2017-96, Class MA, 3.00%, 12/25/2047	441	397
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,323	1,963
Series 2018-37, Class BC, 3.50%, 12/25/2047	266	245
Series 2018-13, Class PA, 3.00%, 3/25/2048	7,768	6,772
Series 2018-15, Class NZ, 3.00%, 3/25/2048	7,698	6,820
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,833	1,608
Series 2019-17, Class KA, 3.50%, 4/25/2048	272	255
Series 2019-65, Class PA, 2.50%, 5/25/2048	170	151
Series 2019-11, Class EA, 3.00%, 5/25/2048	692	625
Series 2019-20, Class PB, 2.75%, 7/25/2048	275	243
Series 2018-87, Class BA, 4.00%, 7/25/2048	138	129
Series 2020-94, PO, 9/25/2048	448	365
Series 2019-9, Class ZA, 3.50%, 9/25/2048	6,464	5,794
Series 2019-51, Class DW, 3.50%, 11/25/2048	632	588
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,563	2,042
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,645	2,643
Series 2019-18, Class BA, 3.50%, 5/25/2049	8,395	7,799
Series 2019-70, Class JA, 2.50%, 9/25/2049	129	112
Series 2019-72, Class KA, 2.50%, 9/25/2049	176	149
Series 2020-15, Class EA, 2.00%, 10/25/2049	651	537
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	710
Series 2019-81, Class LA, 2.50%, 12/25/2049	371	308
Series 2020-7, Class DZ, 3.00%, 2/25/2050	727	617
Series 2020-15, Class EM, 3.00%, 3/25/2050	571	487
Series 2019-33, Class MA, 3.50%, 7/25/2055	622	593
SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-70, Class HA, 3.50%, 10/25/2056	586	555
FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	—
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 5.80%, 6/25/2037 (c)	109	106
Series 2007-106, Class A7, 6.04%, 10/25/2037 (c)	116	117
Series 2001-50, Class BA, 7.00%, 10/25/2041	61	61
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	49	45
Series 334, Class 17, IO, 6.50%, 2/25/2033 (c)	116	17
Series 334, Class 13, IO, 6.00%, 3/25/2033 (c)	101	14
Series 334, Class 9, IO, 6.00%, 3/25/2033	256	36
Series 356, Class 16, IO, 5.50%, 6/25/2035 (c)	83	13
Series 359, Class 16, IO, 5.50%, 10/25/2035 (c)	69	12
Series 369, Class 19, IO, 6.00%, 10/25/2036 (c)	57	11
Series 369, Class 26, IO, 6.50%, 10/25/2036 (c)	40	7
Series 386, Class 20, IO, 6.50%, 8/25/2038 (c)	136	24
Series 394, Class C3, IO, 6.50%, 9/25/2038	257	46
Series 411, Class A3, 3.00%, 8/25/2042	1,159	1,027
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.66%, 11/25/2046 (c)	1,048	1,037
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	135	129
Series 2011-155, Class A, 3.00%, 11/20/2026	45	44
Series 2011-158, Class AB, 3.00%, 11/20/2026	50	50
Series 2013-75, Class AC, 1.50%, 5/20/2028	747	696
Series 2003-50, Class F, 5.73%, 5/16/2033 (c)	75	74
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	75	3
Series 2006-26, Class S, IF, IO, 1.07%, 6/20/2036 (c)	3,130	107
Series 2007-16, Class KU, IF, IO, 1.22%, 4/20/2037 (c)	1,834	81
Series 2009-106, Class XL, IF, IO, 1.32%, 6/20/2037 (c)	1,688	80
Series 2013-23, Class BP, 3.00%, 9/20/2037	156	152
Series 2008-75, Class SP, IF, IO, 2.04%, 8/20/2038 (c)	658	24
Series 2009-14, Class SA, IF, IO, 0.65%, 3/20/2039 (c)	1,917	29
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-14, Class KS, IF, IO, 0.87%, 3/20/2039 (c)	795	19
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	240	25
Series 2009-75, Class NB, 4.50%, 6/20/2039	59	58
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,320	1,282
Series 2011-26, Class PA, 4.00%, 7/20/2040	8	8
Series 2013-71, Class NA, 2.50%, 8/20/2041	57	53
Series 2012-96, Class WP, 6.50%, 8/16/2042	2,204	2,285
Series 2013-42, Class ND, 1.75%, 11/20/2042	92	84
Series 2013-28, Class DE, 1.75%, 12/20/2042	209	178
Series 2014-3, Class GA, 2.50%, 1/16/2044	3,847	3,520
Series 2014-12, Class ZA, 3.00%, 1/20/2044	15,290	13,623
Series 2018-29, Class LC, 3.00%, 4/20/2044	114	111
Series 2016-25, Class QH, 3.00%, 12/16/2044	1,136	1,052
Series 2015-80, Class CP, 4.50%, 6/20/2045	229	218
Series 2015-80, Class CQ, 5.00%, 6/20/2045	165	159
Series 2018-36, Class AM, 3.00%, 7/20/2045	443	417
Series 2016-79, Class LA, 3.00%, 9/20/2045	267	254
Series 2016-90, Class MA, 3.00%, 10/20/2045	195	186
Series 2016-104, Class MA, 3.00%, 11/20/2045	196	190
Series 2020-125, Class AG, 2.50%, 2/20/2046	1,366	1,256
Series 2016-91, Class WH, 2.75%, 3/20/2046	1,071	958
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,829	2,414
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,901	3,321
Series 2018-34, Class TY, 3.50%, 3/20/2048	886	787
Series 2019-74, Class AT, 3.00%, 6/20/2049	485	440
Series 2019-145, Class PA, 3.50%, 8/20/2049	204	190
Series 2020-5, Class NA, 3.50%, 12/20/2049	3,387	3,073
Series 2020-74, Class DY, 2.00%, 5/20/2050	921	760
Series 2020-83, Class KP, 3.00%, 6/20/2050	286	251
Series 2010-H26, Class LF, 5.61%, 8/20/2058 (c)	131	130
Series 2010-H03, Class FA, 5.98%, 3/20/2060 (c)	1,684	1,677
Series 2011-H07, Class FA, 5.72%, 2/20/2061 (c)	1,156	1,150
Series 2011-H08, Class FA, 5.86%, 2/20/2061 (c)	1,101	1,097
Series 2011-H11, Class FA, 5.76%, 3/20/2061 (c)	283	282
Series 2011-H11, Class FB, 5.76%, 4/20/2061 (c)	215	214
Series 2011-H21, Class FA, 5.86%, 10/20/2061 (c)	136	136
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	277

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H05, Class FB, 4.96%, 2/20/2062 (c)	57	56
Series 2012-H14, Class FK, 5.84%, 7/20/2062 (c)	130	130
Series 2012-H18, Class NA, 5.78%, 8/20/2062 (c)	115	115
Series 2012-H20, Class BA, 5.82%, 9/20/2062 (c)	195	194
Series 2012-H29, Class FA, 5.77%, 10/20/2062 (c)	50	50
Series 2012-H23, Class WA, 5.78%, 10/20/2062 (c)	138	137
Series 2012-H30, Class GA, 5.61%, 12/20/2062 (c)	122	121
Series 2013-H08, Class FA, 5.61%, 3/20/2063 (c)	465	462
Series 2013-H11, Class FA, 5.71%, 4/20/2063 (c)	135	134
Series 2013-H14, Class FG, 5.73%, 5/20/2063 (c)	432	430
Series 2013-H15, Class FA, 5.80%, 6/20/2063 (c)	495	492
Series 2013-H19, Class FC, 5.86%, 8/20/2063 (c)	869	867
Series 2014-H05, Class FB, 5.82%, 12/20/2063 (c)	224	223
Series 2014-H02, Class FB, 5.87%, 12/20/2063 (c)	718	717
Series 2014-H16, Class FL, 5.63%, 7/20/2064 (c)	583	579
Series 2014-H14, Class GF, 5.69%, 7/20/2064 (c)	124	124
Series 2014-H21, Class FA, 4.19%, 10/20/2064 (c)	268	266
Series 2015-H06, Class FB, 4.45%, 2/20/2065 (c)	8,890	8,804
Series 2015-H04, Class FL, 5.63%, 2/20/2065 (c)	140	139
Series 2015-H09, Class FA, 4.72%, 4/20/2065 (c)	340	336
Series 2015-H10, Class FK, 4.96%, 4/20/2065 (c)	11,299	11,199
Series 2015-H10, Class FH, 4.98%, 4/20/2065 (c)	1,117	1,104
Series 2015-H13, Class FG, 5.62%, 4/20/2065 (c)	234	233
Series 2015-H14, Class FB, 5.65%, 5/20/2065 (c)	78	78
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H12, Class FD, 5.79%, 5/20/2065 (c)	1,314	1,307
Series 2015-H12, Class FB, 5.82%, 5/20/2065 (c)	8,301	8,260
Series 2015-H14, Class FA, 5.79%, 6/20/2065 (c)	4,525	4,506
Series 2015-H16, Class FM, 5.82%, 7/20/2065 (c)	2,864	2,835
Series 2015-H27, Class FA, 4.70%, 9/20/2065 (c)	1,400	1,393
Series 2015-H24, Class FA, 5.69%, 9/20/2065 (c)	4,785	4,767
Series 2015-H29, Class FA, 4.63%, 10/20/2065 (c)	5	5
Series 2015-H25, Class FD, 5.87%, 10/20/2065 (c)	5,628	5,601
Series 2015-H29, Class FJ, 4.56%, 11/20/2065 (c)	3,607	3,589
Series 2016-H01, Class FA, 4.56%, 1/20/2066 (c)	2,732	2,725
Series 2016-H06, Class FC, 4.76%, 2/20/2066 (c)	1,964	1,958
Series 2016-H06, Class FA, 4.80%, 2/20/2066 (c)	2,069	2,059
Series 2016-H09, Class FN, 5.10%, 3/20/2066 (c)	2,554	2,540
Series 2016-H14, Class FA, 6.02%, 6/20/2066 (c)	1,284	1,283
Series 2016-H22, Class FA, 5.00%, 10/20/2066 (c)	4,817	4,804
Series 2016-H24, Class AF, 4.99%, 11/20/2066 (c)	1,931	1,927
Series 2017-H07, Class FG, 5.68%, 2/20/2067 (c)	298	296
Series 2017-H14, Class FD, 5.69%, 6/20/2067 (c)	402	398
Series 2017-H16, Class CF, 5.69%, 7/20/2067 (c)	8,290	8,238
Series 2017-H15, Class FN, 5.72%, 7/20/2067 (c)	253	252
Series 2017-H19, Class FA, 5.67%, 8/20/2067 (c)	810	806
Series 2018-H04, Class FG, 5.50%, 2/20/2068 (c)	365	361
Series 2018-H07, Class FE, 5.57%, 2/20/2068 (c)	92	92
Series 2019-H01, Class FT, 5.62%, 10/20/2068 (c)	1,056	1,051
SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-H05, Class FT, 5.78%, 4/20/2069 (c)	3,161	3,159
Series 2020-H13, Class FK, 5.19%, 7/20/2070 (c)	3,767	3,727
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	129	114
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (c)	377	377
Legacy Mortgage Asset Trust
Series 2020-GS5, Class A1, 6.25%, 6/25/2060 (a) (d)	858	858
Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (d)	3,637	3,437
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (a) (c)	1,868	1,855
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (c)	1,035	855
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 5.95%, 12/25/2035 (c)	1,273	336
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (c)	7,891	7,829
Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (d)	10,165	9,316
OBX Trust Series 2020-EXP3, Class 2A1, 6.33%, 1/25/2060 (a) (c)	849	828
PRPM LLC
Series 2020-4, Class A1, 2.95%, 10/25/2025 (a) (d)	7,849	7,713
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (d)	3,258	3,177
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (c)	1,764	1,532
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (c)	1,883	1,777
Total Collateralized Mortgage Obligations (Cost $687,784)		622,208
Mortgage-Backed Securities — 7.7%
FHLMC
Pool # 611141, ARM, 4.30%, 1/1/2027 (c)	5	5
Pool # 846774, ARM, 4.51%, 12/1/2027 (c)	1	1
Pool # 1B2844, ARM, 4.23%, 3/1/2035 (c)	35	35
Pool # 1L1380, ARM, 5.02%, 3/1/2035 (c)	643	658
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1L1379, ARM, 5.08%, 10/1/2035 (c)	410	404
Pool # 1G1861, ARM, 4.54%, 3/1/2036 (c)	231	228
Pool # 1J1380, ARM, 5.28%, 3/1/2036 (c)	101	100
Pool # 1J1313, ARM, 5.51%, 6/1/2036 (c)	40	41
Pool # 1G1028, ARM, 5.92%, 7/1/2036 (c)	17	17
Pool # 1K0035, ARM, 4.35%, 8/1/2036 (c)	52	52
Pool # 1N0273, ARM, 6.58%, 8/1/2036 (c)	44	44
Pool # 1J1393, ARM, 3.82%, 10/1/2036 (c)	314	317
Pool # 1J1378, ARM, 3.89%, 11/1/2036 (c)	103	101
Pool # 1J1418, ARM, 3.94%, 12/1/2036 (c)	65	64
Pool # 1J1467, ARM, 3.99%, 12/1/2036 (c)	92	93
Pool # 1N0346, ARM, 6.94%, 12/1/2036 (c)	96	96
Pool # 1J1541, ARM, 4.05%, 1/1/2037 (c)	315	310
Pool # 1J1516, ARM, 4.07%, 2/1/2037 (c)	65	65
Pool # 1J1635, ARM, 4.06%, 3/1/2037 (c)	135	135
Pool # 1J1522, ARM, 4.66%, 3/1/2037 (c)	65	66
Pool # 1N1458, ARM, 5.95%, 3/1/2037 (c)	85	87
Pool # 1Q0339, ARM, 4.77%, 4/1/2037 (c)	12	11
Pool # 1Q0697, ARM, 6.59%, 5/1/2037 (c)	456	459
Pool # 1J1681, ARM, 5.73%, 6/1/2037 (c)	463	461
Pool # 1J1685, ARM, 5.73%, 6/1/2037 (c)	143	141
Pool # 1J2834, ARM, 4.15%, 8/1/2037 (c)	57	57
Pool # 847871, ARM, 5.46%, 8/1/2037 (c)	102	101
Pool # 1Q0476, ARM, 4.21%, 10/1/2037 (c)	98	97
Pool # 1J2945, ARM, 4.00%, 11/1/2037 (c)	48	47
Pool # 1Q0894, ARM, 5.13%, 1/1/2038 (c)	187	182
Pool # 1Q0722, ARM, 4.63%, 4/1/2038 (c)	176	173
FHLMC Gold Pools, 15 Year
Pool # G13274, 5.50%, 10/1/2023	1	1
Pool # G13301, 5.50%, 10/1/2023	3	3
Pool # J10284, 6.00%, 12/1/2023	1	1
Pool # G13433, 5.50%, 1/1/2024	1	1
Pool # J14783, 4.00%, 3/1/2026	24	24
Pool # G14643, 4.00%, 8/1/2026	32	32
Pool # G14973, 4.00%, 12/1/2028	50	49
Pool # J31731, 3.00%, 5/1/2030	285	268
Pool # G16018, 3.00%, 12/1/2031	3,540	3,346
FHLMC Gold Pools, 20 Year
Pool # G30262, 6.00%, 10/1/2024	2	2
Pool # G30325, 5.50%, 3/1/2027	356	355
Pool # C91261, 4.50%, 8/1/2029	84	82
Pool # C91349, 4.50%, 12/1/2030	83	81
Pool # G30565, 4.50%, 10/1/2031	189	185
Pool # G30701, 5.00%, 11/1/2031	68	67
Pool # C91388, 3.50%, 2/1/2032	1,889	1,798
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	279

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C91447, 3.50%, 5/1/2032	142	135
Pool # C91449, 4.00%, 5/1/2032	672	646
Pool # C91581, 3.00%, 11/1/2032	740	691
Pool # G30669, 4.50%, 12/1/2033	1,007	983
Pool # C91761, 4.00%, 5/1/2034	732	704
Pool # K92617, 3.00%, 4/1/2035	3,778	3,492
Pool # C91862, 3.50%, 1/1/2036	2,621	2,494
Pool # C91880, 3.50%, 6/1/2036	1,469	1,395
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	63	63
Pool # G01665, 5.50%, 3/1/2034	1,379	1,402
Pool # G05046, 5.00%, 11/1/2036	77	77
Pool # G03073, 5.50%, 7/1/2037	641	655
Pool # G04772, 7.00%, 8/1/2038	77	81
Pool # G05091, 4.50%, 9/1/2038	617	602
Pool # G05798, 5.50%, 1/1/2040	154	157
Pool # Q06999, 4.00%, 3/1/2042	1,765	1,679
Pool # G60701, 4.50%, 3/1/2046	2,092	2,027
Pool # G08729, 4.50%, 9/1/2046	420	407
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	2,123	1,981
Pool # U79013, 2.50%, 4/1/2028	435	410
Pool # U79014, 2.50%, 5/1/2028	508	478
Pool # T40143, 2.50%, 7/1/2028	456	425
Pool # U79019, 3.00%, 7/1/2028	91	87
Pool # U79026, 2.50%, 9/1/2028	106	100
Pool # U49013, 3.00%, 9/1/2028	820	781
Pool # G20027, 10.00%, 10/1/2030	8	8
Pool # ZT1051, 3.50%, 12/1/2033	1,955	1,819
Pool # G20028, 7.50%, 12/1/2036	1,284	1,305
Pool # RE6019, 3.00%, 12/1/2049	569	482
Pool # RE6030, 3.50%, 2/1/2050	419	368
Pool # RE6028, 3.00%, 4/1/2050	334	283
Pool # RE6048, 2.50%, 5/1/2050	1,364	1,117
Pool # RE6041, 3.00%, 5/1/2050	5,313	4,499
FHLMC UMBS, 10 Year
Pool # RD5059, 1.50%, 6/1/2031	16,787	15,132
Pool # RD5121, 4.50%, 9/1/2032	2,887	2,818
Pool # RD5122, 4.00%, 10/1/2032	3,254	3,132
Pool # RD5146, 4.50%, 5/1/2033	4,206	4,102
Pool # RD5150, 5.00%, 5/1/2033	6,504	6,443
Pool # RD5157, 4.50%, 7/1/2033	2,407	2,347
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	16,242	15,553
Pool # ZK7588, 3.00%, 2/1/2029	10,743	10,318
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # ZS7344, 3.00%, 1/1/2031	12,845	12,124
Pool # SB0722, 3.00%, 4/1/2033	5,480	5,152
Pool # ZS8076, 4.00%, 7/1/2033	1,595	1,553
Pool # ZS8124, 4.00%, 8/1/2033	2,535	2,471
Pool # ZT1412, 4.00%, 11/1/2033	15,250	14,730
Pool # SB0754, 2.00%, 3/1/2036	1,035	913
FHLMC UMBS, 20 Year
Pool # ZT2375, 4.00%, 3/1/2032	10,611	10,192
Pool # ZT1674, 5.00%, 2/1/2035	3,337	3,302
Pool # SC0379, 4.50%, 4/1/2035	4,354	4,248
Pool # ZT1808, 3.50%, 5/1/2037	9,080	8,630
FNMA
Pool # 325081, ARM, 4.72%, 10/1/2025 (c)	2	2
Pool # 409902, ARM, 4.49%, 6/1/2027 (c)	4	4
Pool # 52597, ARM, 4.02%, 7/1/2027 (c)	1	1
Pool # 810896, ARM, 6.62%, 1/1/2035 (c)	18	18
Pool # 865095, ARM, 6.11%, 10/1/2035 (c)	203	200
Pool # 894571, ARM, 5.28%, 3/1/2036 (c)	546	561
Pool # AD0295, ARM, 5.33%, 3/1/2036 (c)	227	224
Pool # 877009, ARM, 6.17%, 3/1/2036 (c)	229	229
Pool # 895687, ARM, 6.99%, 5/1/2036 (c)	33	34
Pool # 882099, ARM, 5.03%, 7/1/2036 (c)	65	64
Pool # 886558, ARM, 4.02%, 8/1/2036 (c)	140	139
Pool # 884722, ARM, 5.70%, 8/1/2036 (c)	59	59
Pool # 745858, ARM, 5.77%, 8/1/2036 (c)	20	20
Pool # 887714, ARM, 6.17%, 8/1/2036 (c)	50	50
Pool # 882241, ARM, 5.91%, 10/1/2036 (c)	108	106
Pool # 905593, ARM, 3.81%, 12/1/2036 (c)	11	11
Pool # AD0296, ARM, 3.86%, 12/1/2036 (c)	360	354
Pool # 870920, ARM, 3.87%, 12/1/2036 (c)	16	16
Pool # 905196, ARM, 4.29%, 12/1/2036 (c)	15	15
Pool # 888143, ARM, 3.81%, 1/1/2037 (c)	39	38
Pool # 920954, ARM, 6.92%, 1/1/2037 (c)	340	343
Pool # 913984, ARM, 6.72%, 2/1/2037 (c)	168	169
Pool # 910178, ARM, 4.38%, 3/1/2037 (c)	310	304
Pool # 888750, ARM, 4.55%, 4/1/2037 (c)	39	39
Pool # 936588, ARM, 5.89%, 4/1/2037 (c)	57	58
Pool # 944105, ARM, 5.53%, 7/1/2037 (c)	4	4
Pool # 948208, ARM, 6.81%, 7/1/2037 (c)	316	319
Pool # 950382, ARM, 5.77%, 8/1/2037 (c)	541	543
Pool # 950385, ARM, 5.94%, 8/1/2037 (c)	3	3
Pool # 952182, ARM, 3.95%, 11/1/2037 (c)	115	114
Pool # AD0081, ARM, 4.03%, 11/1/2037 (c)	104	102
Pool # 995108, ARM, 4.88%, 11/1/2037 (c)	335	340
Pool # 966911, ARM, 4.04%, 12/1/2037 (c)	36	36
SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 10 Year
Pool # MA2233, 2.50%, 4/1/2025	21	20
Pool # MA4367, 1.50%, 6/1/2031	20,115	17,997
Pool # BP3513, 2.00%, 6/1/2031	1,259	1,148
Pool # MA4637, 3.00%, 6/1/2032	806	751
Pool # MA5079, 5.00%, 6/1/2033	2,300	2,279
Pool # MA5117, 4.50%, 7/1/2033	2,508	2,449
FNMA UMBS, 15 Year
Pool # AA1035, 6.00%, 12/1/2023	3	3
Pool # AD0471, 5.50%, 1/1/2024	—	—
Pool # 995381, 6.00%, 1/1/2024	1	1
Pool # AE0081, 6.00%, 7/1/2024	2	2
Pool # 931730, 5.00%, 8/1/2024	17	17
Pool # AD0365, 5.50%, 9/1/2024	—	—
Pool # AD0662, 5.50%, 1/1/2025	24	24
Pool # AL2193, 5.50%, 7/1/2025	16	16
Pool # AJ5336, 3.00%, 11/1/2026	34	33
Pool # AK0971, 3.00%, 2/1/2027	35	34
Pool # AO0800, 3.00%, 4/1/2027	49	48
Pool # AP7842, 3.00%, 9/1/2027	41	39
Pool # AL3439, 4.00%, 9/1/2027	174	170
Pool # AL4307, 4.00%, 10/1/2028	377	365
Pool # AL6105, 4.00%, 12/1/2029	29	29
Pool # AZ0888, 3.50%, 7/1/2030	3,212	3,071
Pool # AZ8018, 3.00%, 9/1/2030	4,101	3,870
Pool # FM9465, 3.00%, 1/1/2031	4,561	4,371
Pool # FM3524, 3.00%, 4/1/2032	6,957	6,568
Pool # BN6225, 3.50%, 3/1/2034	3,314	3,168
Pool # FM4436, 4.00%, 6/1/2034	1,932	1,878
Pool # CA4258, 2.50%, 10/1/2034	4,936	4,488
Pool # FS4368, 4.00%, 11/1/2034	32,877	31,813
Pool # FS4292, 3.00%, 2/1/2035	3,828	3,632
Pool # FS3924, 3.00%, 6/1/2035	23,125	21,828
Pool # FS4504, 3.50%, 9/1/2035	6,830	6,540
Pool # FS4848, 3.00%, 7/1/2036	3,968	3,745
Pool # FS4430, 3.50%, 1/1/2037	5,720	5,477
FNMA UMBS, 20 Year
Pool # 745763, 6.50%, 3/1/2025	3	3
Pool # 256714, 5.50%, 5/1/2027	89	89
Pool # MA0214, 5.00%, 10/1/2029	549	543
Pool # AD5474, 5.00%, 5/1/2030	193	191
Pool # MA0534, 4.00%, 10/1/2030	80	77
Pool # AL4165, 4.50%, 1/1/2031	453	443
Pool # MA0804, 4.00%, 7/1/2031	87	84
Pool # MA0792, 4.50%, 7/1/2031	768	749
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA3894, 4.00%, 9/1/2031	114	110
Pool # 890653, 4.50%, 1/1/2032	396	387
Pool # AL5958, 4.00%, 3/1/2032	894	859
Pool # MA1037, 3.00%, 4/1/2032	798	745
Pool # AL1722, 4.50%, 4/1/2032	64	63
Pool # AB5811, 3.00%, 8/1/2032	1,134	1,058
Pool # AL7474, 3.50%, 10/1/2032	727	691
Pool # MA1270, 2.50%, 11/1/2032	498	448
Pool # AL3190, 4.00%, 12/1/2032	339	326
Pool # MA1802, 3.00%, 1/1/2034	602	561
Pool # AL8051, 4.00%, 5/1/2034	2,928	2,812
Pool # AL5373, 4.50%, 5/1/2034	341	331
Pool # MA1922, 4.00%, 6/1/2034	16,963	16,290
Pool # MA2587, 3.50%, 4/1/2036	1,783	1,695
Pool # FM2477, 3.00%, 5/1/2036	2,671	2,491
Pool # AS7789, 3.00%, 8/1/2036	3,238	2,981
Pool # FM6297, 3.50%, 12/1/2036	2,787	2,649
Pool # BM1370, 3.00%, 4/1/2037	1,564	1,433
Pool # BJ2544, 3.00%, 12/1/2037	1,179	1,067
Pool # FM2922, 3.00%, 2/1/2038	1,905	1,777
Pool # FS4583, 4.00%, 6/1/2038	1,972	1,894
Pool # FS1689, 4.50%, 4/1/2039	1,695	1,653
Pool # FS4048, 4.50%, 4/1/2039	13,477	13,147
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	—	—
Pool # 555889, 8.00%, 12/1/2030	6	6
Pool # 254548, 5.50%, 12/1/2032	710	721
Pool # 555458, 5.50%, 5/1/2033	1,390	1,411
Pool # AB0054, 4.50%, 12/1/2034	1,824	1,772
Pool # 735503, 6.00%, 4/1/2035	1,003	1,026
Pool # 745275, 5.00%, 2/1/2036	1,698	1,697
Pool # 889118, 5.50%, 4/1/2036	1,879	1,907
Pool # 889209, 5.00%, 5/1/2036	98	98
Pool # 745948, 6.50%, 10/1/2036	143	149
Pool # 889494, 5.50%, 1/1/2037	131	133
Pool # AD0249, 5.50%, 4/1/2037	1,329	1,350
Pool # 995024, 5.50%, 8/1/2037	205	208
Pool # FS4003, 5.50%, 8/1/2037	7,234	7,346
Pool # 950302, 7.00%, 8/1/2037	333	346
Pool # 888890, 6.50%, 10/1/2037	429	450
Pool # 929005, 6.00%, 1/1/2038	255	262
Pool # 890268, 6.50%, 10/1/2038	758	784
Pool # 995149, 6.50%, 10/1/2038	456	472
Pool # AL7521, 5.00%, 6/1/2039	256	256
Pool # AC3237, 5.00%, 10/1/2039	122	122
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	281

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AB2025, 5.00%, 1/1/2040	679	678
Pool # AD6431, 4.50%, 6/1/2040	134	130
Pool # AK6740, 4.00%, 3/1/2042	1,427	1,363
Pool # AO7185, 4.00%, 9/1/2042	678	642
Pool # FM3582, 4.00%, 11/1/2044	1,433	1,362
Pool # AL7590, 3.50%, 10/1/2045	649	593
Pool # BM5450, 5.00%, 2/1/2049	3,394	3,351
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	35	35
FNMA, Other
Pool # AB7351, 2.50%, 12/1/2027	420	387
Pool # AQ8837, 2.50%, 12/1/2027	278	261
Pool # AQ9357, 2.50%, 1/1/2028	147	137
Pool # AQ9760, 2.50%, 2/1/2028	717	662
Pool # MA1360, 2.50%, 2/1/2028	853	802
Pool # MA1557, 3.00%, 8/1/2028	152	145
Pool # BM7222, 3.50%, 10/1/2029	4,112	3,919
Pool # BM7221, 3.00%, 2/1/2031	9,026	8,635
Pool # BK4847, 2.50%, 4/1/2033	344	316
Pool # BM6595, 4.00%, 6/1/2037	1,858	1,764
Pool # BF0194, 4.50%, 7/1/2040	2,441	2,340
Pool # BF0238, 4.50%, 8/1/2041	14,512	14,235
Pool # MA0896, 4.00%, 11/1/2041	324	303
Pool # MA1188, 3.00%, 9/1/2042	1,673	1,476
Pool # MA1349, 3.00%, 2/1/2043	1,624	1,432
Pool # MA1371, 3.00%, 3/1/2043	541	477
Pool # MA1433, 3.00%, 5/1/2043	707	623
Pool # MA1510, 4.00%, 7/1/2043	781	736
Pool # AL6167, 3.50%, 1/1/2044	1,169	1,068
Pool # BM3994, 3.50%, 1/1/2044	1,512	1,382
Pool # AL6854, 3.00%, 2/1/2044	2,167	1,922
Pool # AL7826, 3.50%, 1/1/2046	1,764	1,659
Pool # MA2621, 3.50%, 5/1/2046	355	316
Pool # MA2744, 3.50%, 9/1/2046	845	752
Pool # BH8493, 3.00%, 11/1/2047	1,122	970
Pool # MA3197, 3.00%, 11/1/2047	622	539
Pool # BM5053, 3.00%, 4/1/2048	463	408
Pool # BM6073, 3.00%, 7/1/2049	1,119	987
Pool # MA3876, 3.00%, 12/1/2049	2,144	1,816
Pool # MA3913, 3.00%, 1/1/2050	1,031	874
Pool # CA5133, 3.00%, 2/1/2050	513	435
Pool # MA3971, 3.00%, 3/1/2050	3,300	2,795
Pool # CA5979, 3.00%, 5/1/2050	508	430
Pool # MA4029, 3.00%, 5/1/2050	447	379
Pool # MA4057, 2.50%, 6/1/2050	799	652
Pool # CA6065, 3.00%, 6/1/2050	395	334
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # MA4058, 3.00%, 6/1/2050	331	280
Pool # CA6385, 3.00%, 7/1/2050	500	423
GNMA I, 15 Year
Pool # 782933, 6.50%, 10/15/2023	—	—
Pool # 783929, 4.00%, 5/15/2026	22	21
GNMA I, 30 Year
Pool # 403964, 9.00%, 9/15/2024	—	—
Pool # 780831, 9.50%, 12/15/2024	—	—
Pool # 780115, 8.50%, 4/15/2025	—	—
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	3,612	3,660
Pool # 784278, 5.50%, 1/15/2034	2,548	2,562
Pool # 687926, 6.50%, 9/15/2038	1,055	1,087
Pool # 785282, 4.25%, 10/15/2040	8,493	8,038
Pool # 785859, 5.50%, 6/15/2041	27,231	27,563
Pool # AE7700, 3.50%, 8/15/2043	451	419
GNMA II
Pool # 8746, ARM, 2.75%, 11/20/2025 (c)	7	7
Pool # 8790, ARM, 3.62%, 1/20/2026 (c)	3	3
Pool # 80053, ARM, 3.62%, 3/20/2027 (c)	—	—
Pool # 80152, ARM, 3.62%, 1/20/2028 (c)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	31	31
Pool # 5208, 3.00%, 10/20/2026	498	482
Pool # 5277, 3.50%, 1/20/2027	106	103
Pool # MA3495, 2.50%, 3/20/2031	9,345	8,655
Pool # MA3638, 2.50%, 5/20/2031	5,018	4,647
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1	1
Pool # 1989, 8.50%, 4/20/2025	1	1
Pool # 2285, 8.00%, 9/20/2026	3	3
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	2	2
Pool # 4224, 7.00%, 8/20/2038	442	461
Pool # 4245, 6.00%, 9/20/2038	647	679
Pool # 4247, 7.00%, 9/20/2038	937	969
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	748	674
Total Mortgage-Backed Securities (Cost $522,478)		499,786
Commercial Mortgage-Backed Securities — 2.8%
BX Series 2021-MFM1, Class A, 6.12%, 1/15/2034 (a) (c)	2,713	2,670
SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class C, 5.23%, 11/10/2046 (c)	3,000	2,798
Commercial Mortgage Trust
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (a)	4,765	4,446
Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	9,448
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	3,000	2,810
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (c)	2,000	1,819
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A3, 3.24%, 4/15/2050	2,326	2,242
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	1,822	1,735
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.55%, 8/25/2027 (c)	66,087	940
Series K740, Class X1, IO, 0.83%, 9/25/2027 (c)	103,460	2,627
Series K114, Class X1, IO, 1.21%, 6/25/2030 (c)	39,775	2,377
FNMA ACES Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (c)	54,079	4,210
FREMF Mortgage Trust
Series 2016-K723, Class C, 3.52%, 11/25/2023 (a) (c)	2,700	2,679
Series 2018-K733, Class C, 4.22%, 9/25/2025 (a) (c)	7,000	6,657
Series 2019-K735, Class B, 4.16%, 5/25/2026 (a) (c)	7,480	7,061
Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (c)	6,500	6,341
Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (c)	4,350	4,197
Series 2015-K44, Class C, 3.85%, 1/25/2048 (a) (c)	2,000	1,917
Series 2015-K42, Class C, 3.98%, 1/25/2048 (a) (c)	1,000	962
Series 2015-K43, Class C, 3.86%, 2/25/2048 (a) (c)	6,000	5,752
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (c)	1,246	1,196
Series 2015-K45, Class C, 3.73%, 4/25/2048 (a) (c)	9,700	9,269
Series 2016-K54, Class B, 4.19%, 4/25/2048 (a) (c)	1,500	1,429
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (c)	8,000	7,645
Series 2015-K50, Class C, 3.91%, 10/25/2048 (a) (c)	2,000	1,901
Series 2018-K730, Class C, 3.92%, 2/25/2050 (a) (c)	1,620	1,555
Series 2019-K734, Class B, 4.19%, 2/25/2051 (a) (c)	3,400	3,234
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,225	2,983
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (c)	9,000	7,640
Series 2015-C31, Class C, 4.78%, 8/15/2048 (c)	2,750	2,163
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	3,895	3,552
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 6.23%, 4/15/2038 (a) (c)	3,500	3,448
Series 2021-MHC, Class D, 7.03%, 4/15/2038 (a) (c)	2,500	2,450
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A3, 3.77%, 11/15/2046	204	203
Series 2014-C17, Class C, 4.64%, 8/15/2047 (c)	5,339	5,054
Series 2014-C18, Class B, 4.58%, 10/15/2047 (c)	5,250	4,989
Series 2016-C31, Class B, 3.88%, 11/15/2049 (c)	4,140	3,493
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (c)	3,884	3,489
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,272
OPG Trust Series 2021-PORT, Class B, 6.14%, 10/15/2036 (a) (c)	4,175	4,045
Velocity Commercial Capital Loan Trust
Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (c)	3,293	2,674
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (c)	9,289	7,633
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 6.58%, 2/15/2040 (a) (c)	9,481	9,041
Series 2015-C28, Class B, 4.22%, 5/15/2048 (c)	3,000	2,762
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	283

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-C29, Class C, 4.36%, 6/15/2048 (c)	1,250	1,129
Series 2016-C37, Class A3, 3.70%, 12/15/2049	643	638
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,452	1,301
WFRBS Commercial Mortgage Trust Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	7,259
Total Commercial Mortgage-Backed Securities (Cost $200,745)		181,135
	SHARES (000)
Short-Term Investments — 2.9%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (e) (f) (Cost $97,909)	97,909	97,909
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bills
4.24%, 10/5/2023 (g)	77,170	76,785
5.42%, 2/15/2024 (g) (h)	12,426	12,121
Total U.S. Treasury Obligations (Cost $88,996)		88,906
Total Short-Term Investments (Cost $186,905)		186,815
Total Investments — 99.3% (Cost $6,673,487)		6,416,046
Other Assets Less Liabilities — 0.7%		44,922
NET ASSETS — 100.0%		6,460,968

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2023.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. Morgan Income Funds	August 31, 2023

(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2023.
(g)	The rate shown is the effective yield as of August 31, 2023.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of August 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	9,878	12/29/2023	USD	2,013,646	3,745
Short Contracts
U.S. Treasury 10 Year Note	(1,379)	12/19/2023	USD	(153,091)	(1,219)
U.S. Treasury 10 Year Ultra Note	(737)	12/19/2023	USD	(85,550)	(709)
U.S. Treasury Ultra Bond	(94)	12/19/2023	USD	(12,167)	(147)
U.S. Treasury 5 Year Note	(3,260)	12/29/2023	USD	(348,667)	(1,917)
(3,992)
(247)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	285

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 37.7%
Aerospace & Defense — 0.4%
Boeing Co. (The) 2.20%, 2/4/2026	13,285	12,255
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	910	851
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	508	502
9.38%, 11/30/2029 (a)	329	343
TransDigm, Inc. 6.25%, 3/15/2026 (a)	1,196	1,185
Triumph Group, Inc. 7.75%, 8/15/2025	350	330
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	942	89
		15,555
Automobile Components — 0.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	1,335	1,286
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	855	826
3.75%, 1/30/2031 (a)	575	480
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	1,320	1,251
Clarios Global LP 6.25%, 5/15/2026 (a)	1,232	1,220
Dana, Inc.
5.63%, 6/15/2028	425	400
4.50%, 2/15/2032	770	622
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	145	129
5.25%, 7/15/2031	1,455	1,253
Icahn Enterprises LP 5.25%, 5/15/2027	1,230	1,079
		8,546
Automobiles — 0.1%
Hyundai Capital America 3.00%, 2/10/2027 (a)	4,606	4,211
Volkswagen Group of America Finance LLC (Germany) 4.25%, 11/13/2023 (a)	1,605	1,600
		5,811
Banks — 18.0%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	16,158	15,689
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	1,520	1,497
ANZ New Zealand Int'l Ltd. (New Zealand) 3.40%, 3/19/2024 (a)	560	553
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	17,400	17,256
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,276
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banco Santander SA (Spain)
2.75%, 5/28/2025	3,200	3,028
5.15%, 8/18/2025	3,200	3,148
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	16,000	14,063
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (c)	7,600	7,126
Bank of America Corp.
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (c)	7,825	7,378
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	11,420	11,270
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	11,829	10,584
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	9,600	9,821
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	18,735	16,483
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	27,945	24,816
BNP Paribas SA (France)
(3-MONTH CME TERM SOFR + 1.37%), 2.82%, 11/19/2025 (a) (c)	7,170	6,880
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	15,140	14,144
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	4,862	4,372
BPCE SA (France)
(ICE LIBOR USD 3 Month + 1.24%), 6.78%, 9/12/2023 (a) (c)	250	250
4.63%, 7/11/2024 (a)	7,000	6,876
4.50%, 3/15/2025 (a)	8,687	8,412
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	26,976	24,520
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (c)	3,080	3,064
Citigroup, Inc.
(SOFR + 0.67%), 0.98%, 5/1/2025 (c)	9,185	8,870
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	12,730	12,183
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	25,390	25,274
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	8,730	7,824
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (c)	10,450	10,063
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (c)	7,230	7,144
SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	24,035	23,293
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	19,033	17,717
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (c)	12,715	11,580
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	11,650	11,670
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	8,075	8,087
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.47%), 3.80%, 3/11/2025 (c)	4,000	3,950
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	9,028	8,677
(3-MONTH CME TERM SOFR + 1.40%), 2.63%, 11/7/2025 (c)	852	817
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	6,255	5,826
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	13,295	12,824
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	14,980	13,358
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	13,450	13,125
ING Groep NV (Netherlands)
3.55%, 4/9/2024	475	468
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	6,355	5,715
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	3,760	3,723
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	20,510	20,352
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	11,845	10,560
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (c)	11,000	10,896
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a) (d)	23,520	23,271
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	14,165	12,537
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	17,930	17,924
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	9,818	8,716
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (c)	13,415	13,375
(SOFR + 0.79%), 1.09%, 3/15/2025 (c)	11,070	10,732
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	7,000	6,354
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	9,665	9,786
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (c)	3,530	3,321
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	13,285	13,347
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	15,685	13,914
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a) (d)	13,148	13,003
5.52%, 1/13/2028	12,115	12,110
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	9,852
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,024
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (c)	14,430	13,234
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	5,410	4,806
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.09%), 2.41%, 10/30/2025 (c)	2,600	2,493
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (c)	5,080	4,803
(SOFR + 1.56%), 4.54%, 8/15/2026 (c)	14,215	13,881
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	12,760	11,872
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	14,415	14,355
		712,212
Biotechnology — 0.3%
Amgen, Inc. 5.15%, 3/2/2028	9,525	9,515
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	287

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	633	304
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	1,150	1,009
		10,828
Broadline Retail — 0.0% ^
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	1,205	1,145
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (e)	724	471
9.75%, 10/1/2027 (a)	88	87
		1,703
Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	1,062	990
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	761
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	945	877
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,048	965
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,225	1,147
		4,740
Capital Markets — 4.9%
Credit Suisse AG (Switzerland)
5.00%, 7/9/2027	3,000	2,923
7.50%, 2/15/2028	15,000	16,043
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	11,880	11,861
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	5,250	4,763
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	10,850	9,513
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	2,780	2,815
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	12,799	11,390
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	29,050	26,291
Macquarie Group Ltd. (Australia)
(SOFR + 2.21%), 5.11%, 8/9/2026 (a) (c)	10,000	9,889
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	5,680	5,095
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	10,310	9,049
Morgan Stanley
(SOFR + 0.72%), 0.98%, 12/10/2026 (c)	7,750	6,953
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	18,405	16,341
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	9,600	9,847
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	8,665	8,493
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	15,126
UBS Group AG (Switzerland)
3.75%, 3/26/2025	1,935	1,869
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	15,000	14,463
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	2,865	2,560
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	7,500	7,271
		192,555
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (f)	3,250	2,723
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,836	1,649
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	879
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,057	967
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	998	887
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	20	20
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	2,081	1,740
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,368	1,275
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	824	769
5.63%, 8/15/2029 (a)	497	420
		11,329
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	888
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	1,200	1,015
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,030	961
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	975	902
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (a)	1,802	1,609
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,439	1,273
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	1,959	1,922
		8,570
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,523	1,384
8.25%, 3/1/2027 (a)	905	600
4.75%, 9/1/2029 (a)	506	376
		2,360
SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,170	1,045
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,117
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	750
		2,912
Consumer Finance — 1.9%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	155	150
6.50%, 7/15/2025	12,075	12,132
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	3,926	3,876
5.50%, 1/15/2026 (a)	5,000	4,868
Capital One Financial Corp.
3.90%, 1/29/2024	2,405	2,383
(SOFR + 2.08%), 5.47%, 2/1/2029 (c)	19,895	19,299
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	810	766
4.13%, 8/17/2027	4,430	4,020
5.11%, 5/3/2029	1,212	1,115
4.00%, 11/13/2030	1,220	1,032
General Motors Financial Co., Inc. 1.05%, 3/8/2024	5,395	5,259
Navient Corp. 5.88%, 10/25/2024	525	517
OneMain Finance Corp. 7.13%, 3/15/2026	1,773	1,744
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	17,252	17,137
		74,298
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	2,696	2,546
3.50%, 3/15/2029 (a)	258	223
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	755	727
Rite Aid Corp. 8.00%, 11/15/2026 (a)	1,309	832
		4,328
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	810	758
5.25%, 8/15/2027 (a)	940	805
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	580	473
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	705	615
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	2,925	2,623
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued
LABL, Inc. 6.75%, 7/15/2026 (a)	1,165	1,139
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	1,675	1,649
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,150	1,137
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (g)	1,335	1,259
		10,458
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	705	582
Diversified Telecommunication Services — 0.5%
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	1,805	797
Altice France SA (France) 5.50%, 10/15/2029 (a)	1,197	865
CCO Holdings LLC
5.13%, 5/1/2027 (a)	1,073	1,009
5.00%, 2/1/2028 (a)	1,363	1,256
4.75%, 3/1/2030 (a)	1,655	1,423
4.25%, 2/1/2031 (a)	4,796	3,934
4.75%, 2/1/2032 (a)	615	509
4.50%, 6/1/2033 (a)	1,029	812
4.25%, 1/15/2034 (a)	1,565	1,199
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	1,094	996
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	973	892
Intelsat Jackson Holdings SA, Escrow (Luxembourg) 5.50%, 8/1/2023 ‡ (b)	1,590	—
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	1,230	637
4.00%, 2/15/2027 (a)	4,064	2,561
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	710	624
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	975	891
		18,405
Electric Utilities — 1.3%
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (f)	1,000	985
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,254
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	12,510
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,314
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	289

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	223
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	4,290	4,300
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	10,148	9,898
5.75%, 1/15/2028	1,400	1,324
5.25%, 6/15/2029 (a)	1,185	1,067
PG&E Corp. 5.00%, 7/1/2028	1,249	1,149
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	18,840	17,327
5.63%, 2/15/2027 (a)	1,200	1,155
4.38%, 5/1/2029 (a)	367	324
		52,830
Energy Equipment & Services — 0.2%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	3,430	3,001
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	675	649
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	580	575
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	725	745
Transocean, Inc. 8.75%, 2/15/2030 (a)	177	181
USA Compression Partners LP 6.88%, 9/1/2027	970	946
		6,097
Entertainment — 0.3%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	1,160	1,030
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	1,785	1,663
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	10,000	9,379
		12,072
Financial Services — 0.5%
Block, Inc.
2.75%, 6/1/2026	419	381
3.50%, 6/1/2031	404	331
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	2,165	2,107
3.85%, 6/15/2025 (a)	14,380	13,739
Fondo MIVIVIENDA SA (Peru) 4.63%, 4/12/2027 (a)	1,350	1,291
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,070	1,019
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	811
3.63%, 3/1/2029 (a)	591	503
		20,182
Food Products — 0.7%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	10,338	9,571
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	1,559	1,381
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	14,555	13,142
4.90%, 4/21/2027 (a)	3,820	3,696
		27,790
Ground Transportation — 0.1%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	1,325	1,265
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	1,945	1,761
XPO, Inc.
6.25%, 6/1/2028 (a)	325	318
7.13%, 6/1/2031 (a)	330	332
		3,676
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,161	1,013
5.25%, 10/1/2029 (a)	852	757
		1,770
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	610	578
5.00%, 4/15/2029 (a)	100	92
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,398	2,110
6.00%, 1/15/2029 (a)	1,644	1,377
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,780	1,527
Encompass Health Corp. 4.75%, 2/1/2030	1,630	1,485
HCA, Inc. 5.20%, 6/1/2028	10,840	10,681
Tenet Healthcare Corp.
4.88%, 1/1/2026	2,250	2,181
6.25%, 2/1/2027	1,371	1,350
4.63%, 6/15/2028	455	419
4.25%, 6/1/2029	923	824
		22,624
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	1,464	1,361
SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	1,304	1,186
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,248	1,126
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	956	949
Carnival Corp.
9.88%, 8/1/2027 (a)	1,686	1,782
4.00%, 8/1/2028 (a)	1,083	969
6.00%, 5/1/2029 (a)	1,119	1,010
Cedar Fair LP 5.25%, 7/15/2029	1,665	1,499
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (f)	3,800	3,524
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,030	907
4.00%, 5/1/2031 (a)	126	109
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	348
4.50%, 6/15/2029 (a)	690	583
MGM Resorts International
5.75%, 6/15/2025	629	620
5.50%, 4/15/2027	1,192	1,139
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	705	768
8.25%, 1/15/2029 (a)	647	674
9.25%, 1/15/2029 (a)	647	690
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	806	759
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,290	1,155
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,900	1,701
		21,498
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	1,292	1,251
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	1,892	1,625
		2,876
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	1,010	945
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,350	1,192
4.38%, 3/31/2029 (a)	294	252
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	840	770
5.50%, 7/15/2030 (a)	532	495
		3,654
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.50%, 2/15/2028 (a)	580	537
5.13%, 3/15/2028 (a)	665	606
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,614
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (f)	1,317	1,228
		8,985
Insurance — 0.3%
Athene Global Funding
1.45%, 1/8/2026 (a)	6,929	6,177
2.95%, 11/12/2026 (a)	7,071	6,392
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	45	45
		12,614
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	1,100	957
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	1,233	1,153
		2,110
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	1,000	833
Media — 0.7%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	900	732
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,540	2,275
7.75%, 4/15/2028 (a)	322	253
CSC Holdings LLC 6.50%, 2/1/2029 (a)	3,655	3,021
Directv Financing LLC 5.88%, 8/15/2027 (a)	1,576	1,397
DISH DBS Corp.
5.88%, 11/15/2024	1,524	1,417
7.75%, 7/1/2026	950	711
5.25%, 12/1/2026 (a)	2,380	2,006
5.75%, 12/1/2028 (a)	1,045	811
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	1,068	746
Gray Television, Inc. 7.00%, 5/15/2027 (a)	350	314
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,315	1,147
8.38%, 5/1/2027	370	256
5.25%, 8/15/2027 (a)	430	340
News Corp. 3.88%, 5/15/2029 (a)	428	376
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	1,705	1,496
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	291

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	565	404
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	455	368
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	1,495	1,226
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a)	3,583	3,103
5.50%, 7/1/2029 (a)	908	817
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,238	1,034
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	360	314
TEGNA, Inc.
4.63%, 3/15/2028	264	236
5.00%, 9/15/2029	400	352
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	1,770	1,523
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	823	788
		27,463
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	1,225	1,211
ATI, Inc. 5.88%, 12/1/2027	1,312	1,276
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	771	771
5.88%, 6/1/2027	670	645
Corp. Nacional del Cobre de Chile (Chile) 5.13%, 2/2/2033 (a)	200	192
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (f)	3,150	2,950
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	815	752
Novelis Corp. 4.75%, 1/30/2030 (a)	1,005	899
		8,696
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	3,896
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	10,999	9,873
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	730	743
5.38%, 6/15/2029 (a)	272	255
Antero Resources Corp. 7.63%, 2/1/2029 (a)	675	692
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	3,088	3,012
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	560	573
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Buckeye Partners LP
4.13%, 12/1/2027	530	482
4.50%, 3/1/2028 (a)	725	658
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	1,264	1,255
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	394	406
8.75%, 7/1/2031 (a)	348	360
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,461	1,367
Crestwood Midstream Partners LP 5.75%, 4/1/2025	1,506	1,493
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,471	1,303
Ecopetrol SA (Colombia)
5.38%, 6/26/2026	2,000	1,930
8.63%, 1/19/2029	820	834
Energian Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (f)	1,744	1,725
4.88%, 3/30/2026 (f)	1,363	1,275
Energy Transfer LP 5.55%, 2/15/2028	3,200	3,188
EQM Midstream Partners LP
4.50%, 1/15/2029 (a)	1,252	1,138
4.75%, 1/15/2031 (a)	527	466
Genesis Energy LP 6.25%, 5/15/2026	1,118	1,084
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	14,782	13,669
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	3,892	3,508
Gulfport Energy Corp.
8.00%, 5/17/2026	23	23
8.00%, 5/17/2026 (a)	514	522
Gulfport Energy Operating Corp. 6.63%, 5/1/2023 (b)	660	—
Gulfport Energy Operating Corp., Escrow 6.00%, 10/15/2024 (b)	1,080	1
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (f)	1,200	1,174
6.50%, 6/30/2027 (f)	1,850	1,784
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	440	438
NuStar Logistics LP
5.63%, 4/28/2027	1,010	980
6.38%, 10/1/2030	172	166
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (f)	2,300	1,774
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	1,800	1,693
4.50%, 1/23/2026	2,800	2,460
6.88%, 8/4/2026	3,950	3,590
6.49%, 1/23/2027	3,200	2,791
SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Range Resources Corp. 4.75%, 2/15/2030 (a)	680	614
Southwestern Energy Co.
5.38%, 2/1/2029	815	773
4.75%, 2/1/2032	337	299
Sunoco LP 4.50%, 5/15/2029	1,249	1,130
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	1,164	1,171
6.00%, 12/31/2030 (a)	1,170	1,047
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	431	435
		74,154
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,681	2,631
5.75%, 4/20/2029 (a)	1,050	1,004
United Airlines, Inc. 4.38%, 4/15/2026 (a)	776	731
		4,366
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,082	1,020
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
5.75%, 8/15/2027 (a)	2,645	1,656
5.00%, 1/30/2028 (a)	1,724	749
4.88%, 6/1/2028 (a)	4,298	2,550
5.25%, 2/15/2031 (a)	420	178
Organon & Co.
4.13%, 4/30/2028 (a)	425	385
5.13%, 4/30/2031 (a)	537	458
		5,976
Real Estate Management & Development — 0.0% ^
Realogy Group LLC 5.75%, 1/15/2029 (a)	905	648
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	250	229
Entegris, Inc. 4.38%, 4/15/2028 (a)	1,145	1,044
Microchip Technology, Inc. 4.25%, 9/1/2025	20,000	19,464
		20,737
Software — 0.2%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	1,355	1,194
NCR Corp.
5.75%, 9/1/2027 (a)	995	1,005
5.13%, 4/15/2029 (a)	1,653	1,503
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
Oracle Corp. 4.50%, 5/6/2028	6,110	5,927
RingCentral, Inc. 8.50%, 8/15/2030 (a)	265	261
		9,890
Specialized REITs — 0.1%
Crown Castle, Inc. 5.00%, 1/11/2028	2,125	2,086
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	689	649
		2,735
Specialty Retail — 0.2%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	825	753
Bath & Body Works, Inc.
5.25%, 2/1/2028	430	413
7.50%, 6/15/2029	895	902
6.88%, 11/1/2035	1,190	1,113
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,010	769
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,036	920
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	274	253
3.88%, 6/1/2029 (a)	1,030	884
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,131	1,014
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	1,275	1,135
Staples, Inc.
7.50%, 4/15/2026 (a)	907	750
10.75%, 4/15/2027 (a)	750	409
		9,315
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	304	319
4.13%, 1/15/2031	1,060	866
8.50%, 7/15/2031 (a)	76	79
		1,264
Tobacco — 0.4%
BAT Capital Corp. (United Kingdom) 2.79%, 9/6/2024	9,615	9,327
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	5,320	4,818
		14,145
Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.30%, 2/1/2025	12,700	12,019
3.38%, 7/1/2025	3,960	3,773
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	795	765
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	293

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
United Rentals North America, Inc.
4.88%, 1/15/2028	614	584
5.25%, 1/15/2030	500	475
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	739	742
		18,358
Wireless Telecommunication Services — 0.1%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,181	1,024
Kenbourne Invest SA (Chile) 6.88%, 11/26/2024 (f)	2,547	2,136
		3,160
Total Corporate Bonds (Cost $1,601,156)		1,491,987
Asset-Backed Securities — 18.3%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	8,086	7,819
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	2,064	1,854
ACM Auto Trust Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	3,400	3,386
American Credit Acceptance Receivables Trust
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	536	535
Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	3,340	3,324
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	7,550	7,446
Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	5,700	5,628
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	5,614	5,453
Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	8,040	7,795
Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	8,400	8,035
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	2,450	2,482
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	2,000	1,971
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	490
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,700	2,302
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,500	4,663
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	1,821	1,572
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,360
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 (a)	3,210	2,904
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	996	922
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	2,187	1,759
AREIT Trust Series 2021-CRE5, Class C, 7.68%, 11/17/2038 ‡ (a) (h)	20,131	19,047
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.69%, 4/22/2031 (a) (h)	5,515	5,478
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	1,211	1,143
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	6,791	6,146
BXMT Ltd.
Series 2021-FL4, Class A, 6.48%, 5/15/2038 (a) (h)	3,000	2,910
Series 2021-FL4, Class C, 7.18%, 5/15/2038 (a) (h)	1,750	1,557
CarNow Auto Receivables Trust
Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	1,142	1,132
Series 2021-2A, Class D, 2.25%, 3/15/2027 (a)	7,190	6,702
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	6,145	6,045
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,483	1,391
Series 2020-1A, Class B1, 4.17%, 2/15/2050 (a)	1,500	1,404
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	715	710
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	2,157	2,139
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (h)	3,273	3,099
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	2,243	1,922
CFMT LLC
Series 2021-HB5, Class M1, 1.37%, 2/25/2031 ‡ (a) (h)	2,550	2,405
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (h)	3,000	2,794
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	3,100	2,870
SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CPS Auto Receivables Trust
Series 2019-D, Class E, 3.86%, 10/15/2025 (a)	13,013	12,821
Series 2020-A, Class E, 4.09%, 12/15/2025 (a)	2,000	1,975
Series 2019-A, Class E, 5.81%, 3/16/2026 (a)	6,221	6,218
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	2,448	2,412
Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	2,875	2,782
Series 2020-C, Class E, 4.22%, 5/17/2027 (a)	18,450	17,896
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	15,550	14,479
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	11,479	10,641
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class B, 1.26%, 4/15/2030 (a)	6,000	5,777
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,354
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	2,500	2,330
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,250	2,217
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,558
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,051
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 (a)	379	345
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	5,193	4,309
DT Auto Owner Trust
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	1,750	1,662
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,567	1,462
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	3,611	3,359
Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,000	9,707
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	18,750	17,090
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	7,714	7,053
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	2,695	2,398
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	192	191
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	4,203	4,035
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	810	798
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	13,000	12,686
Series 2021-1A, Class D, 1.08%, 11/16/2026	5,391	5,175
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	865	838
Series 2021-2A, Class D, 1.40%, 4/15/2027	13,533	12,547
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-4A, Class D, 1.96%, 1/17/2028	15,065	13,952
First Investors Auto Owner Trust Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	2,250	2,153
FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,289
Flagship Credit Auto Trust Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	4,361	3,993
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	7,903	7,045
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	5,852
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,199
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	2,880
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	9,800	9,006
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	9,363	8,662
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,628	8,319
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	461	384
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	4,178	4,028
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	1,571	1,523
Lendingpoint Asset Securitization Trust Series 2022-A, Class C, 2.82%, 6/15/2029 (a)	11,700	11,422
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	877	875
Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	10,356	10,239
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	1,091	1,074
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,320
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	3,840
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	7,237	7,193
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	295

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,115
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	3,667	3,682
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 6.23%, 8/25/2034 (h)	177	172
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,364
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 6.58%, 7/25/2030 (a) (h)	7,074	7,026
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (a)	2,297	2,258
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	9,775	8,889
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	5,816	5,246
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,690
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,745
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	3,037	2,915
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	4,384	3,994
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	6,012	5,793
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	479	477
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	1,195	1,198
Pawneee Equipment Receivables LLC Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	2,066	1,926
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 7.08%, 4/14/2038 (a) (h)	3,333	3,214
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (g)	3,563	3,327
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (g)	2,835	2,709
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (h)	4,528	4,159
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (g)	4,894	4,557
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (g)	7,375	6,943
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Progress Residential Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (a)	3,171	2,790
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	5,485
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	5,618
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (h)	2,241	2,158
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (g)	9,033	8,384
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (g)	3,794	3,508
Series 2021-8, Class A1, 1.74%, 9/25/2026 (a) (h)	4,913	4,555
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (g)	1,808	1,695
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,374
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,378
Santander Drive Auto Receivables Trust Series 2023-4, Class C, 6.04%, 12/15/2031	7,700	7,740
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,390	2,255
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	2,250	2,205
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	480	443
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	426	393
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	2,996	2,535
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 6.50%, 7/15/2030 (a) (h)	9,250	9,195
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	61	61
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,343
United Auto Credit Securitization Trust Series 2021-1, Class D, 1.14%, 6/10/2026 (a)	6,604	6,543
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	1,530	1,462
Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	1,206	1,173
SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	4,449	4,318
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	4,963	4,782
Upstart Securitization Trust
Series 2021-2, Class B, 1.75%, 6/20/2031 (a)	5,512	5,423
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	8,998	8,568
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	13,000	12,358
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	1,006	997
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	672	652
VCAT LLC
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (g)	7,537	7,043
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (g)	5,585	5,222
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 6.72%, 4/20/2032 (a) (h)	11,936	11,850
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (g)	3,154	2,897
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (g)	5,822	5,335
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (g)	3,020	2,789
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (g)	6,112	5,626
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (a) (g)	3,993	3,608
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (g)	2,569	2,418
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (g)	8,972	8,341
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (g)	6,247	5,897
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (g)	5,180	4,970
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (g)	3,598	3,405
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (g)	4,590	4,285
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	416	408
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	1,416	1,415
Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	2,000	1,999
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	5,000	4,655
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	15,000	13,900
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	2,992
Total Asset-Backed Securities (Cost $768,837)		723,853
U.S. Treasury Obligations — 14.3%
U.S. Treasury Notes
3.25%, 8/31/2024	1,420	1,391
4.63%, 2/28/2025	4,027	4,000
3.88%, 3/31/2025	4,085	4,011
4.63%, 6/30/2025	10,575	10,516
4.75%, 7/31/2025	67,160	66,979
3.50%, 9/15/2025	31,001	30,195
4.50%, 11/15/2025	35,739	35,521
4.00%, 12/15/2025	10,950	10,773
3.88%, 1/15/2026	20,325	19,941
4.00%, 2/15/2026	21,305	20,969
4.63%, 3/15/2026	105,169	105,091
3.75%, 4/15/2026	105,335	103,060
4.13%, 6/15/2026	3,010	2,975
4.50%, 7/15/2026	58,670	58,565
4.38%, 8/15/2026	48,875	48,653
3.25%, 6/30/2027	3,140	3,014
4.13%, 10/31/2027	215	212
3.50%, 1/31/2028	1,690	1,634
4.00%, 6/30/2028	37,625	37,175
Total U.S. Treasury Obligations (Cost $570,240)		564,675
Mortgage-Backed Securities — 12.9%
FHLMC
Pool # 841360, ARM, 4.43%, 11/1/2046 (h)	21,835	21,713
Pool # 841368, ARM, 3.31%, 9/1/2047 (h)	8,805	8,802
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	2,082	1,995
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	30	28
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	167	163
FHLMC UMBS, 10 Year
Pool # RD5034, 2.00%, 9/1/2030	24,656	22,409
Pool # RD5053, 2.00%, 3/1/2031	15,654	14,223
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	2,247	2,144
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	297

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SB0725, 4.00%, 8/1/2037	21,718	20,917
Pool # SB8184, 4.00%, 10/1/2037	11,021	10,580
Pool # SB8189, 4.00%, 11/1/2037	19,864	19,079
Pool # SB8222, 4.50%, 4/1/2038	33,648	32,775
Pool # SB8229, 4.50%, 5/1/2038	28,489	27,749
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	12,184	11,453
Pool # SD8233, 5.00%, 7/1/2052	7,793	7,558
Pool # SD8343, 6.00%, 7/1/2053	39,379	39,480
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	3,370	3,230
Pool # AL9552, 3.50%, 8/1/2031	237	227
Pool # AS9697, 3.50%, 5/1/2032	81	78
Pool # FM1156, 2.50%, 4/1/2033	6,481	5,966
Pool # MA4361, 2.50%, 6/1/2036	8,466	7,628
Pool # CB1216, 2.50%, 7/1/2036	10,224	9,213
Pool # FS1563, 2.50%, 7/1/2036	3,649	3,288
Pool # MA4640, 3.50%, 6/1/2037	10,084	9,509
Pool # FS2930, 4.00%, 9/1/2037	11,870	11,395
Pool # MA4776, 4.00%, 10/1/2037	8,550	8,218
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	142	135
Pool # MA1527, 3.00%, 8/1/2033	92	86
Pool # MA1921, 3.50%, 6/1/2034	4,896	4,653
Pool # CA1791, 3.50%, 2/1/2038	8,998	8,552
Pool # FM3075, 3.50%, 11/1/2039	25,074	23,130
Pool # CA8310, 2.50%, 12/1/2040	13,759	11,932
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	5,502	5,255
Pool # FM2972, 4.00%, 12/1/2044	27,912	26,517
Pool # AL7453, 4.00%, 2/1/2045	3,579	3,448
Pool # AS7039, 4.50%, 4/1/2046	784	763
Pool # FS2237, 4.00%, 10/1/2046	28,631	27,184
Pool # FS1847, 4.00%, 1/1/2049	8,427	7,924
Pool # FS1891, 4.00%, 1/1/2050	27,781	26,125
Pool # FS0085, 4.00%, 11/1/2050	14,685	13,786
Pool # MA4842, 5.50%, 12/1/2052	8,230	8,131
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	8,910	8,241
Pool # BF0144, 3.50%, 10/1/2056	5,180	4,656
Pool # BF0184, 4.00%, 2/1/2057	2,676	2,475
Pool # BF0263, 3.50%, 5/1/2058	5,309	4,771
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	3,670	3,500
Pool # MA8429, 5.50%, 11/20/2052	20,960	20,749
Total Mortgage-Backed Securities (Cost $538,310)		511,833
Commercial Mortgage-Backed Securities — 7.3%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 6.93%, 6/15/2035 (a) (h)	600	583
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (a) (h)	500	491
BX
Series 2021-MFM1, Class D, 6.92%, 1/15/2034 (a) (h)	1,808	1,764
Series 2021-MFM1, Class E, 7.67%, 1/15/2034 (a) (h)	2,302	2,227
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036 (a) (h)	400	399
Series 2019-PRM, Class C, 3.90%, 5/10/2036 (a)	1,750	1,738
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	2,144	2,132
Series 2019-PRM, Class E, 4.89%, 5/10/2036 (a) (h)	1,000	995
Series 2015-GC27, Class B, 3.77%, 2/10/2048	3,900	3,629
Series 2015-GC27, Class C, 4.57%, 2/10/2048 (h)	10,337	9,443
Series 2015-GC29, Class C, 4.28%, 4/10/2048 (h)	3,600	3,267
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (h)	530	405
Series 2015-GC33, Class B, 4.73%, 9/10/2058 (h)	3,500	2,907
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (h)	3,370	3,097
Series 2014-CR14, Class B, 4.73%, 2/10/2047 (h)	4,522	3,977
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,000	1,873
Series 2014-CR19, Class D, 4.85%, 8/10/2047 (a) (h)	3,291	2,821
Series 2014-UBS5, Class C, 4.76%, 9/10/2047 (h)	2,750	2,429
Series 2014-CR20, Class C, 4.60%, 11/10/2047 (h)	1,000	889
Series 2014-CR21, Class D, 4.06%, 12/10/2047 (a) (h)	2,665	2,184
SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-CR23, Class D, 4.44%, 5/10/2048 (h)	2,000	1,576
Series 2015-LC21, Class D, 4.47%, 7/10/2048 (h)	1,000	820
Series 2015-CR25, Class B, 4.67%, 8/10/2048 (h)	5,899	5,494
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (h)	2,550	2,319
Series 2015-PC1, Class B, 4.42%, 7/10/2050 (h)	3,150	2,870
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.71%, 11/15/2048 (h)	2,973	2,252
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.29%, 1/25/2051 (a) (h)	484	470
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC03, Class X1, IO, 0.63%, 11/25/2024 (h)	55,062	263
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (h)	35,354	438
Series K734, Class X3, IO, 2.24%, 7/25/2026 (h)	35,700	1,776
Series KC05, Class X1, IO, 1.37%, 6/25/2027 (h)	26,601	690
Series K068, Class X1, IO, 0.55%, 8/25/2027 (h)	234,210	3,333
Series K739, Class X1, IO, 1.31%, 9/25/2027 (h)	63,907	2,328
Series K078, Class X1, IO, 0.22%, 6/25/2028 (h)	49,082	254
Series K090, Class X3, IO, 2.39%, 10/25/2029 (h)	32,598	3,502
Series K112, Class X1, IO, 1.54%, 5/25/2030 (h)	24,876	1,874
Series K723, Class X3, IO, 1.88%, 10/25/2034 (h)	7,401	11
Series Q012, Class X, IO, 4.09%, 9/25/2035 (h)	12,262	2,230
Series K068, Class X3, IO, 2.13%, 10/25/2044 (h)	3,368	238
Series K059, Class X3, IO, 1.98%, 11/25/2044 (h)	5,700	288
Series K061, Class X3, IO, 2.05%, 12/25/2044 (h)	2,775	148
Series K070, Class X3, IO, 2.11%, 12/25/2044 (h)	16,537	1,168
Series K072, Class X3, IO, 2.21%, 12/25/2045 (h)	1,200	91
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K087, Class X3, IO, 2.40%, 1/25/2046 (h)	14,050	1,369
Series K097, Class X3, IO, 2.09%, 9/25/2046 (h)	20,477	1,942
Series K082, Class X3, IO, 2.29%, 10/25/2046 (h)	8,700	805
Series K104, Class X3, IO, 1.96%, 2/25/2047 (h)	25,300	2,406
Series K088, Class X3, IO, 2.43%, 2/25/2047 (h)	9,575	991
Series K735, Class X3, IO, 2.23%, 5/25/2047 (h)	40,532	2,130
Series K093, Class X3, IO, 2.28%, 5/25/2047 (h)	50,000	4,999
Series K092, Class X3, IO, 2.33%, 5/25/2047 (h)	39,434	4,044
Series K095, Class X3, IO, 2.17%, 8/25/2047 (h)	25,000	2,436
Series K736, Class X3, IO, 2.08%, 9/25/2047 (h)	50,000	2,468
Series K099, Class X3, IO, 2.02%, 10/25/2047 (h)	13,745	1,270
Series K105, Class X3, IO, 2.04%, 3/25/2048 (h)	40,058	4,003
Series K111, Class X3, IO, 3.29%, 4/25/2048 (h)	15,644	2,568
Series K110, Class X3, IO, 3.52%, 6/25/2048 (h)	15,544	2,676
Series K114, Class X3, IO, 2.83%, 8/25/2048 (h)	10,750	1,512
Series K115, Class X3, IO, 3.06%, 9/25/2048 (h)	21,273	3,264
Series K125, Class X3, IO, 2.74%, 2/25/2049 (h)	15,690	2,292
FNMA ACES
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (h)	46,620	3,629
Series 2019-M21, Class X2, IO, 1.40%, 2/25/2031 (h)	28,962	1,717
Series 2020-M37, Class X, IO, 1.12%, 4/25/2032 (h)	69,653	3,439
FREMF Series 2018-KF46, Class B, 7.17%, 3/25/2028 (a) (h)	151	137
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.87%, 7/25/2024 (a) (h)	2,000	1,941
Series 2017-KF36, Class B, 7.87%, 8/25/2024 (a) (h)	2,170	2,117
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	299

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-KF34, Class B, 7.92%, 8/25/2024 (a) (h)	2,974	2,932
Series 2017-KF38, Class B, 7.72%, 9/25/2024 (a) (h)	59	58
Series 2017-KF39, Class B, 7.72%, 11/25/2024 (a) (h)	99	97
Series 2018-KF42, Class B, 7.42%, 12/25/2024 (a) (h)	968	943
Series 2018-KF53, Class B, 7.27%, 10/25/2025 (h)	369	354
Series 2019-KC03, Class B, 4.53%, 1/25/2026 (a) (h)	5,000	4,689
Series 2019-KF60, Class B, 7.57%, 2/25/2026 (a) (h)	1,081	1,036
Series 2019-KF62, Class B, 7.27%, 4/25/2026 (a) (h)	230	213
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (h)	7,600	6,820
Series 2014-K40, Class C, 4.19%, 11/25/2047 (a) (h)	2,000	1,938
Series 2017-K729, Class C, 3.80%, 11/25/2049 (a) (h)	3,000	2,885
Series 2018-K730, Class C, 3.92%, 2/25/2050 (a) (h)	3,000	2,879
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.29%, 2/10/2046 (a) (h)	2,226	2,133
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (h)	2,250	1,327
Series 2015-GC30, Class C, 4.20%, 5/10/2050 (h)	3,695	3,261
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,500	3,237
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C, 4.78%, 4/15/2047 (h)	2,000	1,841
Series 2015-C30, Class C, 4.37%, 7/15/2048 (h)	7,732	6,564
Series 2015-C31, Class B, 4.78%, 8/15/2048 (h)	4,410	3,655
Series 2015-C31, Class C, 4.78%, 8/15/2048 (h)	3,360	2,643
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (h)	4,600	3,754
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (h)	3,725	2,532
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.13%, 12/15/2046 (a) (h)	1,165	993
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, 6.67%, 12/15/2037 (a) (h)	682	672
Series 2021-KDIP, Class E, 6.97%, 12/15/2037 (a) (h)	750	734
Life Mortgage Trust Series 2021-BMR, Class C, 6.52%, 3/15/2038 (a) (h)	2,757	2,678
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 7.03%, 4/15/2038 (a) (h)	2,250	2,205
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.22%, 2/15/2047 (a) (h)	1,627	1,541
Series 2014-C15, Class C, 5.01%, 4/15/2047 (h)	300	288
Series 2014-C17, Class C, 4.64%, 8/15/2047 (h)	5,411	5,122
Series 2014-C17, Class D, 4.89%, 8/15/2047 (a) (h)	2,000	1,762
Series 2014-C18, Class B, 4.58%, 10/15/2047 (h)	6,000	5,701
Series 2014-C18, Class C, 4.62%, 10/15/2047 (h)	4,366	4,068
Series 2015-C20, Class C, 4.60%, 2/15/2048 (h)	5,400	4,826
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	3,150	2,604
Series 2015-C24, Class C, 4.47%, 5/15/2048 (h)	2,060	1,784
Series 2016-C31, Class B, 3.88%, 11/15/2049 (h)	2,577	2,175
Series 2015-C23, Class D, 4.28%, 7/15/2050 (a) (h)	2,000	1,673
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 6.88%, 7/15/2035 (a) (h)	250	247
Series 2015-MS1, Class B, 4.16%, 5/15/2048 (h)	5,450	5,011
Series 2020-HR8, Class XA, IO, 1.96%, 7/15/2053 (h)	21,078	1,960
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,282
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,272
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,620
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	4,641
SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	232
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 7.01%, 11/15/2036 (a) (h)	3,600	3,479
Series 2021-LIH, Class C, 7.31%, 11/15/2036 (a) (h)	2,200	2,109
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	998	942
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (h)	3,957	3,252
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,500	2,026
Series 2015-C29, Class C, 4.36%, 6/15/2048 (h)	3,750	3,387
Series 2018-C43, Class A3, 3.75%, 3/15/2051	831	766
Series 2015-LC22, Class D, 4.70%, 9/15/2058 (h)	10,106	8,225
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 (h)	65	56
Series 2014-C22, Class C, 3.91%, 9/15/2057 (h)	8,583	6,715
Series 2014-C22, Class D, 4.05%, 9/15/2057 (a) (h)	1,000	639
Series 2014-C22, Class B, 4.37%, 9/15/2057 (h)	3,000	2,622
Total Commercial Mortgage-Backed Securities (Cost $335,777)		289,938
Collateralized Mortgage Obligations — 4.2%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	146	128
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	116	108
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (h)	430	410
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (h)	1,060	910
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (h)	4,000	3,553
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (g)	4,252	4,233
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (h)	82	76
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (h)	186	172
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	533	334
Series 2006-HYB2, Class 2A1B, 3.92%, 4/20/2036 (h)	83	73
CIM Trust Series 2019-INV2, Class A11, 6.13%, 5/25/2049 (a) (h)	81	78
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 7.50%, 10/25/2039 (a) (h)	71	71
Series 2021-R03, Class 1M2, 6.94%, 12/25/2041 (a) (h)	9,450	9,214
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	777	684
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (h)	4,534	4,215
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 6.18%, 10/25/2047 (h)	675	520
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1, 11.15%, 7/25/2050 (a) (h)	6,762	7,337
FHLMC, REMIC
Series 3036, Class NE, 5.00%, 9/15/2035	90	89
Series 3294, Class NE, 5.50%, 3/15/2037	186	187
Series 3878, Class PL, 4.50%, 11/15/2040	11,568	11,264
Series 4012, Class GS, IF, IO, 1.20%, 3/15/2042 (h)	4,536	486
Series 4338, Class SA, IF, IO, 0.70%, 5/15/2044 (h)	4,159	410
Series 4477, Class SA, IF, IO, 0.85%, 5/15/2045 (h)	3,975	411
Series 4505, Class SA, IF, IO, 0.85%, 8/15/2045 (h)	3,370	328
Series 4681, Class SD, IF, IO, 0.85%, 5/15/2047 (h)	307	35
Series 4925, Class SH, IF, IO, 0.70%, 10/25/2049 (h)	7,605	653
Series 4954, Class SB, IF, IO, 0.65%, 2/25/2050 (h)	7,701	723
Series 5021, Class MI, IO, 3.00%, 10/25/2050	25,822	4,010
Series 4632, Class MA, 4.00%, 8/15/2054	5,492	5,276
Series 4634, Class MD, 5.00%, 11/15/2054	9,646	9,486
Series 4630, Class MA, 4.00%, 1/15/2055	7,784	7,563
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	301

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4839, Class WS, IF, IO, 0.80%, 8/15/2056 (h)	12,294	1,455
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 0.70%, 8/15/2042 (h)	3,332	222
Series 342, Class S7, IF, IO, 0.81%, 2/15/2045 (h)	1,445	141
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2M2, 7.29%, 11/25/2041 (a) (h)	6,500	6,395
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	896	87
Series 2015-85, Class SA, IF, IO, 0.22%, 11/25/2045 (h)	3,371	235
Series 2016-74, Class GS, IF, IO, 0.60%, 10/25/2046 (h)	1,717	183
Series 2017-13, Class AS, IF, IO, 0.65%, 2/25/2047 (h)	403	43
Series 2017-31, Class SG, IF, IO, 0.70%, 5/25/2047 (h)	8,145	843
Series 2017-47, Class ST, IF, IO, 0.70%, 6/25/2047 (h)	413	47
Series 2017-69, Class SH, IF, IO, 0.80%, 9/25/2047 (h)	337	38
Series 2019-31, Class S, IF, IO, 0.65%, 7/25/2049 (h)	4,115	365
Series 2019-42, Class SK, IF, IO, 0.65%, 8/25/2049 (h)	3,386	334
Series 2022-42, Class EA, 3.75%, 6/25/2052	67,284	63,229
Series 2022-43, Class P, 4.00%, 7/25/2052	10,175	9,604
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	277	51
Series 2015-123, Class SE, IF, IO, 0.29%, 9/20/2045 (h)	4,182	366
Series 2016-108, Class SM, IF, IO, 0.67%, 8/20/2046 (h)	749	76
Series 2018-139, Class SB, IF, IO, 0.72%, 10/20/2048 (h)	6,240	670
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (a) (h)	875	869
New Residential Mortgage Loan Trust Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (h)	3,041	2,328
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (h)	1,644	1,631
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (g)	4,610	4,225
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	—
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 5.81%, 7/25/2046 (h)	950	665
Verus Securitization Trust Series 2019-4, Class B1, 3.86%, 11/25/2059 (a) (h)	600	494
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 4.63%, 5/25/2035 (h)	59	57
Total Collateralized Mortgage Obligations (Cost $184,853)		167,690
Foreign Government Securities — 0.8%
Arab Republic of Egypt 6.20%, 3/1/2024 (f)	3,700	3,472
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	6,540	5,687
7.05%, 2/3/2031 (a)	1,140	1,131
Federal Republic of Nigeria
7.63%, 11/21/2025 (f)	700	664
6.50%, 11/28/2027 (f)	8,900	7,626
Lebanese Republic 6.38%, 3/9/2020 (b)	4,362	317
Republic of Angola
9.50%, 11/12/2025 (f)	900	884
8.25%, 5/9/2028 (f)	2,000	1,745
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (f)	4,600	4,332
5.75%, 12/31/2032 (f) (g)	964	871
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	2,751	2,804
Total Foreign Government Securities (Cost $36,846)		29,533
Loan Assignments — 0.5% (c) (i)
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.49%, 3/31/2028	1,940	1,905
Broadline Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 10/10/2025	2,807	2,800
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 8/2/2027	1,186	1,182
SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. Morgan Income Funds	August 31, 2023

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.19%, 3/2/2027	1,070	1,069
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.50%, 7/21/2028	1,780	1,732
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.50%, 7/21/2028	667	649
		2,381
IT Services — 0.1%
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.58%, 5/3/2028	2,017	1,937
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%; 3-MONTH CME TERM SOFR + 3.50%), 8.91%, 10/8/2027	1,205	1,206
Personal Care Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 3.75%), 9.09%, 10/1/2026	2,413	2,415
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.45%, 12/1/2027	2,047	2,046
Specialty Retail — 0.0% ^
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027	1,070	1,068
Total Loan Assignments (Cost $18,172)		18,009
Municipal Bonds — 0.1% (j)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $2,779)	53,095	2,672
	SHARES (000)
Common Stocks — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Chord Energy Corp.	2	367
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
EP Energy Corp. ‡ *	2	11
Gulfport Energy Corp. *	6	757
		1,135
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	343
Total Common Stocks (Cost $956)		1,478
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 10/10/2023 ‡ (e) (k) (l) (Cost $46)	—	413
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	3	—
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (m) (n) (Cost $65,762)	65,749	65,769
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 5.41%, 2/15/2024 (o) (p) (Cost $10,298)	10,557	10,298
Total Short-Term Investments (Cost $76,060)		76,067
Total Investments — 98.0% (Cost $4,134,032)		3,878,148
Other Assets Less Liabilities — 2.0%		77,729
NET ASSETS — 100.0%		3,955,877

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	303

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2023  (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2023.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PIK	Payment In Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2023 is $36,274 or 0.92% of the Fund’s
net assets as of August 31, 2023.

(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2023.

(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2023.

(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Security is an interest bearing note with preferred security characteristics.
(l)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of  August 31, 2023.

(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2023.
(o)	The rate shown is the effective yield as of August 31, 2023.
(p)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. Morgan Income Funds	August 31, 2023

Futures contracts outstanding as of August 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,864	12/29/2023	USD	379,979	519
U.S. Treasury 5 Year Note	6,890	12/29/2023	USD	736,907	3,691
4,210
Short Contracts
U.S. Treasury 10 Year Note	(1,530)	12/19/2023	USD	(169,854)	(1,352)
U.S. Treasury 10 Year Ultra Note	(814)	12/19/2023	USD	(94,488)	(784)
U.S. Treasury Long Bond	(185)	12/19/2023	USD	(22,489)	(240)
U.S. Treasury Ultra Bond	(34)	12/19/2023	USD	(4,401)	(53)
(2,429)
1,781

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD30,135	(182)	(975)	(1,157)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.26	USD31,365	(113)	(1,091)	(1,204)
						(295)	(2,066)	(2,361)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	305

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$38,042,630	$16,166,762	$277,362	$1,793,162
Investments in affiliates, at value	1,939,411	980,164	20,562	55,606
Investments of cash collateral received from securities loaned, at value (See Note 2.E.)	—	548	—	—
Restricted cash for OTC derivatives	—	2,858	—	—
Cash	—	63	1,033	—
Foreign currency, at value	1	29	55	—
Deposits at broker for futures contracts	75,085	1,379	—	—
Deposits at broker for centrally cleared swaps	—	1,140	286	—
Receivables:
Investment securities sold	2,561	21,753	869	—
Fund shares sold	56,455	18,479	27	968
Interest from non-affiliates	218,729	105,600	1,951	7,448
Dividends from non-affiliates	—	25	—	—
Dividends from affiliates	7,353	4,369	86	229
Securities lending income (See Note 2.E.)	—	— (a)	—	—
Variation margin on futures contracts	6,986	5,769	—	—
Variation margin on centrally cleared swaps	—	49	—	—
Total Assets	40,349,211	17,308,987	302,231	1,857,413
LIABILITIES:
Payables:
Due to custodian	1,443	—	—	— (a)
Investment securities purchased	12,807	7,553	7,703	—
Investment securities purchased — delayed delivery securities	181,052	273,806	—	—
Collateral received on securities loaned (See Note 2.E.)	—	548	—	—
Fund shares redeemed	61,951	40,772	421	4,791
Unrealized depreciation on forward foreign currency exchange contracts	—	1,071	—	—
Outstanding OTC swap contracts, at value	—	2,528	—	—
Accrued liabilities:
Investment advisory fees	9,032	4,102	116	349
Administration fees	1,295	922	7	65
Distribution fees	563	340	13	82
Service fees	2,658	458	18	152
Custodian and accounting fees	190	117	23	17
Trustees’ and Chief Compliance Officer’s fees	6	4	1	1
Other	440	285	57	160
Total Liabilities	271,437	332,506	8,359	5,617
Net Assets	$40,077,774	$16,976,481	$293,872	$1,851,796

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$44,741,459	$19,555,585	$656,002	$2,117,125
Total distributable earnings (loss)	(4,663,685)	(2,579,104)	(362,130)	(265,329)
Total Net Assets	$40,077,774	$16,976,481	$293,872	$1,851,796
Net Assets:
Class A	$1,989,285	$1,317,883	$45,904	$282,472
Class C	180,384	71,692	5,335	18,269
Class I	16,374,094	4,295,840	170,229	822,272
Class R2	45,515	36,178	—	13,877
Class R3	46,438	9,397	—	23,158
Class R4	464	6,132	—	6,328
Class R5	198,591	14,116	—	—
Class R6	21,243,003	11,225,243	72,404	685,420
Total	$40,077,774	$16,976,481	$293,872	$1,851,796
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	197,841	186,316	5,403	30,277
Class C	17,790	10,063	630	1,964
Class I	1,629,797	607,689	20,037	88,191
Class R2	4,533	5,114	—	1,489
Class R3	4,634	1,331	—	2,485
Class R4	46	868	—	679
Class R5	19,801	1,996	—	—
Class R6	2,111,186	1,586,263	8,520	73,535
Net Asset Value (a):
Class A — Redemption price per share	$10.05	$7.07	$8.50	$9.33
Class C — Offering price per share (b)	10.14	7.13	8.46	9.30
Class I — Offering and redemption price per share	10.05	7.07	8.50	9.32
Class R2 — Offering and redemption price per share	10.04	7.07	—	9.32
Class R3 — Offering and redemption price per share	10.02	7.06	—	9.32
Class R4 — Offering and redemption price per share	10.03	7.06	—	9.32
Class R5 — Offering and redemption price per share	10.03	7.07	—	—
Class R6 — Offering and redemption price per share	10.06	7.08	8.50	9.32
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.44	$7.35	$8.70	$9.69
Cost of investments in non-affiliates	$42,147,398	$17,930,980	$285,973	$2,023,296
Cost of investments in affiliates	1,939,163	980,005	20,562	55,606
Cost of foreign currency	1	32	59	—
Investment securities on loan, at value (See Note 2.E.)	—	1	—	—
Cost of investment of cash collateral (See Note 2.E.)	—	548	—	—
Net upfront payments/(receipts) on centrally cleared swaps	—	159	(8)	—
Net upfront payments on OTC swap contracts	—	1,450	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	307

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$4,840,369	$10,227,005	$4,227,412	$6,318,137
Investments in affiliates, at value	112,262	154,397	39,162	97,909
Restricted cash for OTC derivatives	—	44,380	—	—
Cash	623	4,242	—	27
Foreign currency, at value	641	1	—	—
Deposits at broker for futures contracts	—	38,710	—	—
Deposits at broker for centrally cleared swaps	—	27,594	—	—
Receivables:
Investment securities sold	53,266	20,633	59	10,892
Fund shares sold	2,763	10,733	2,708	7,546
Interest from non-affiliates	77,466	84,376	14,790	37,915
Dividends from non-affiliates	47	23	—	—
Dividends from affiliates	1,021	453	385	619
Variation margin on futures contracts	—	2,223	479	—
Total Assets	5,088,458	10,614,770	4,284,995	6,473,045
LIABILITIES:
Payables:
Due to custodian	—	—	268	—
Distributions	—	936	—	—
Investment securities purchased	4,142	46,356	3,567	—
Investment securities purchased — delayed delivery securities	—	1,135,817	25,549	—
Fund shares redeemed	10,502	23,836	5,197	9,609
Variation margin on futures contracts	—	—	—	100
Unrealized depreciation on forward foreign currency exchange contracts	—	2,500	—	—
Variation margin on centrally cleared swaps	—	1,470	—	—
Outstanding OTC swap contracts, at value	—	44,073	—	—
Accrued liabilities:
Investment advisory fees	1,887	2,339	685	1,124
Administration fees	174	588	139	367
Distribution fees	110	479	30	149
Service fees	155	94	239	106
Custodian and accounting fees	37	147	66	82
Trustees’ and Chief Compliance Officer’s fees	1	2	2	2
Other	470	785	190	538
Total Liabilities	17,478	1,259,422	35,932	12,077
Net Assets	$5,070,980	$9,355,348	$4,249,063	$6,460,968
SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$6,116,229	$11,105,759	$4,830,082	$6,985,191
Total distributable earnings (loss)	(1,045,249)	(1,750,411)	(581,019)	(524,223)
Total Net Assets	$5,070,980	$9,355,348	$4,249,063	$6,460,968
Net Assets:
Class A	$416,298	$506,939	$109,903	$616,870
Class C	32,991	579,575	10,289	28,175
Class I	792,659	5,861,399	1,753,638	1,406,231
Class R2	2,928	—	—	—
Class R3	236	—	—	—
Class R4	72	—	—	—
Class R5	4,151	—	—	—
Class R6	3,821,645	2,407,435	2,375,233	4,409,692
Total	$5,070,980	$9,355,348	$4,249,063	$6,460,968
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	67,233	62,010	10,779	58,698
Class C	5,311	70,872	1,042	2,661
Class I	127,102	717,853	177,233	133,623
Class R2	473	—	—	—
Class R3	38	—	—	—
Class R4	11	—	—	—
Class R5	663	—	—	—
Class R6	612,151	294,905	240,115	419,017
Net Asset Value (a):
Class A — Redemption price per share	$6.19	$8.18	$10.20	$10.51
Class C — Offering price per share (b)	6.21	8.18	9.87	10.59
Class I — Offering and redemption price per share	6.24	8.17	9.89	10.52
Class R2 — Offering and redemption price per share	6.18	—	—	—
Class R3 — Offering and redemption price per share	6.24	—	—	—
Class R4 — Offering and redemption price per share	6.24	—	—	—
Class R5 — Offering and redemption price per share	6.26	—	—	—
Class R6 — Offering and redemption price per share	6.24	8.16	9.89	10.52
Class A maximum sales charge	3.75%	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$6.43	$8.50	$10.60	$10.75
Cost of investments in non-affiliates	$5,262,407	$11,272,719	$4,680,203	$6,575,578
Cost of investments in affiliates	112,262	154,397	39,153	97,909
Cost of foreign currency	709	1	—	—
Net upfront receipts on centrally cleared swaps	—	(3,547)	—	—
Net upfront receipts on OTC swap contracts	—	(8,505)	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	309

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2023 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$3,812,379
Investments in affiliates, at value	65,769
Cash	436
Receivables:
Investment securities sold	707
Fund shares sold	53,422
Interest from non-affiliates	28,829
Dividends from affiliates	10
Variation margin on futures contracts	557
Variation margin on centrally cleared swaps	30
Total Assets	3,962,139
LIABILITIES:
Payables:
Fund shares redeemed	4,287
Accrued liabilities:
Investment advisory fees	803
Administration fees	236
Distribution fees	92
Service fees	118
Custodian and accounting fees	51
Trustees’ and Chief Compliance Officer’s fees	1
Other	674
Total Liabilities	6,262
Net Assets	$3,955,877
SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. Morgan Income Funds	August 31, 2023

JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$4,664,576
Total distributable earnings (loss)	(708,699)
Total Net Assets	$3,955,877
Net Assets:
Class A	$348,208
Class C	28,098
Class I	1,894,316
Class R6	1,685,255
Total	$3,955,877
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	38,916
Class C	3,148
Class I	211,699
Class R6	188,368
Net Asset Value (a):
Class A — Redemption price per share	$8.95
Class C — Offering price per share (b)	8.93
Class I — Offering and redemption price per share	8.95
Class R6 — Offering and redemption price per share	8.95
Class A maximum sales charge	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.16
Cost of investments in non-affiliates	$4,068,270
Cost of investments in affiliates	65,762
Net upfront receipts on centrally cleared swaps	(295)

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	311

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited)
(Amounts in thousands)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$725,441	$361,520	$12,214	$26,458
Interest income from affiliates	40	19	5	—
Dividend income from non-affiliates	—	144	—	—
Dividend income from affiliates	38,481	23,194	383	2,079
Income from securities lending (net) (See Note 2.E.)	—	3	—	—
Total investment income	763,962	384,880	12,602	28,537
EXPENSES:
Investment advisory fees	53,791	25,701	803	2,636
Administration fees	7,734	5,552	110	706
Distribution fees:
Class A	2,466	2,144	60	370
Class C	672	278	23	71
Class R2	121	93	—	34
Class R3	52	10	—	30
Service fees:
Class A	2,466	2,144	60	370
Class C	224	93	8	24
Class I	18,966	5,274	225	1,038
Class R2	60	47	—	17
Class R3	52	10	—	30
Class R4	1	7	—	10
Class R5	107	7	—	—
Custodian and accounting fees	666	371	65	49
Interest expense to affiliates	25	4	—	—
Professional fees	128	96	58	38
Trustees’ and Chief Compliance Officer’s fees	87	48	14	17
Printing and mailing costs	685	305	17	59
Registration and filing fees	641	192	41	104
Transfer agency fees (See Note 2.J.)	229	131	4	32
Other	325	264	5	13
Total expenses	89,498	42,771	1,493	5,648
Less fees waived	(8,674)	(5,607)	(360)	(1,497)
Less expense reimbursements	(4)	(2)	(1)	(1)
Net expenses	80,820	37,162	1,132	4,150
Net investment income (loss)	683,142	347,718	11,470	24,387
SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(56,829)	$(214,764)	$(3,135)	$(1,235)
Investments in affiliates	(211)	(196)	—	—
Futures contracts	(153,801)	(104,306)	—	—
Foreign currency transactions	—	44	—	—
Forward foreign currency exchange contracts	—	(5,479)	—	—
Swaps	—	(12,602)	55	—
Net realized gain (loss)	(210,841)	(337,303)	(3,080)	(1,235)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(282,590)	94,805	3,077	(19,063)
Investments in affiliates	102	61	—	—
Futures contracts	32,589	26,576	—	—
Foreign currency translations	—	1	1	—
Forward foreign currency exchange contracts	—	1,597	—	—
Swaps	—	10,587	66	—
Change in net unrealized appreciation/depreciation	(249,899)	133,627	3,144	(19,063)
Net realized/unrealized gains (losses)	(460,740)	(203,676)	64	(20,298)
Change in net assets resulting from operations	$222,402	$144,042	$11,534	$4,089
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	313

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$157,632	$271,910	$75,939	$104,993
Interest income from affiliates	5	36	5	1
Dividend income from non-affiliates	1,596	1,002	—	—
Dividend income from affiliates	3,516	1,424	3,323	5,948
Total investment income	162,749	274,372	79,267	110,942
EXPENSES:
Investment advisory fees	11,756	14,591	5,242	7,693
Administration fees	1,763	3,646	1,573	2,623
Distribution fees:
Class A	516	641	145	803
Class C	117	2,276	39	106
Class R2	8	—	—	—
Class R3	— (a)	—	—	—
Service fees:
Class A	516	641	145	803
Class C	39	759	13	35
Class I	904	7,094	2,220	1,900
Class R2	4	—	—	—
Class R3	— (a)	—	—	—
Class R4	— (a)	—	—	—
Class R5	2	—	—	—
Custodian and accounting fees	103	312	159	193
Interest expense to affiliates	2	50	1	3
Professional fees	67	83	48	53
Trustees’ and Chief Compliance Officer’s fees	22	32	21	27
Printing and mailing costs	57	202	103	96
Registration and filing fees	66	107	47	108
Transfer agency fees (See Note 2.J.)	39	53	26	42
Other	24	56	42	64
Total expenses	16,005	30,543	9,824	14,549
Less fees waived	(2,850)	(8,162)	(3,091)	(3,433)
Less expense reimbursements	(1)	(2)	(1)	(1)
Net expenses	13,154	22,379	6,732	11,115
Net investment income (loss)	149,595	251,993	72,535	99,827

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(33,444)	$(175,742)	$(9,537)	$(44,039)
Investments in affiliates	—	(25)	(30)	—
Futures contracts	—	(74,501)	(7,499)	(20,088)
Forward foreign currency exchange contracts	—	(13,133)	—	—
Swaps	—	(27,313)	—	—
Net realized gain (loss)	(33,444)	(290,714)	(17,066)	(64,127)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	46,680	196,596	(30,244)	89,101
Investments in affiliates	—	20	(18)	—
Futures contracts	—	12,972	2,324	4,782
Foreign currency translations	16	— (a)	—	—
Forward foreign currency exchange contracts	—	4,409	—	—
Swaps	—	(17,436)	—	—
Change in net unrealized appreciation/depreciation	46,696	196,561	(27,938)	93,883
Net realized/unrealized gains (losses)	13,252	(94,153)	(45,004)	29,756
Change in net assets resulting from operations	$162,847	$157,840	$27,531	$129,583

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	315

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2023 (Unaudited) (continued)
(Amounts in thousands)

JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$73,001
Interest income from affiliates	2
Dividend income from non-affiliates	44
Dividend income from affiliates	2,832
Total investment income	75,879
EXPENSES:
Investment advisory fees	5,239
Administration fees	1,572
Distribution fees:
Class A	453
Class C	112
Service fees:
Class A	453
Class C	37
Class I	2,581
Custodian and accounting fees	111
Interest expense to affiliates	4
Professional fees	64
Trustees’ and Chief Compliance Officer’s fees	22
Printing and mailing costs	79
Registration and filing fees	110
Transfer agency fees (See Note 2.J.)	22
Other	50
Total expenses	10,909
Less fees waived	(2,743)
Less expense reimbursements	(1)
Net expenses	8,165
Net investment income (loss)	67,714
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(79,602)
Investments in affiliates	(24)
Futures contracts	(11,328)
Swaps	(4,307)
Net realized gain (loss)	(95,261)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	101,117
Investments in affiliates	(3)
Futures contracts	2,245
Swaps	2,123
Change in net unrealized appreciation/depreciation	105,482
Net realized/unrealized gains (losses)	10,221
Change in net assets resulting from operations	$77,935
SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. Morgan Income Funds	August 31, 2023

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$683,142	$948,312	$347,718	$531,205
Net realized gain (loss)	(210,841)	(360,808)	(337,303)	(407,448)
Change in net unrealized appreciation/depreciation	(249,899)	(3,742,902)	133,627	(1,692,314)
Change in net assets resulting from operations	222,402	(3,155,398)	144,042	(1,568,557)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(32,205)	(46,966)	(32,276)	(53,247)
Class C	(2,370)	(3,451)	(1,139)	(2,045)
Class I	(270,206)	(321,795)	(85,790)	(118,864)
Class R2	(702)	(1,093)	(627)	(1,017)
Class R3	(675)	(614)	(147)	(175)
Class R4	(6)	(13)	(112)	(164)
Class R5	(3,809)	(6,371)	(288)	(472)
Class R6	(382,060)	(566,936)	(228,613)	(358,031)
Total distributions to shareholders	(692,033)	(947,239)	(348,992)	(534,015)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,434,307	3,586,371	809,340	1,814,871
NET ASSETS:
Change in net assets	4,964,676	(516,266)	604,390	(287,701)
Beginning of period	35,113,098	35,629,364	16,372,091	16,659,792
End of period	$40,077,774	$35,113,098	$16,976,481	$16,372,091
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	317

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,470	$25,196	$24,387	$41,123
Net realized gain (loss)	(3,080)	(26,395)	(1,235)	(25,550)
Change in net unrealized appreciation/depreciation	3,144	(5,460)	(19,063)	(226,549)
Change in net assets resulting from operations	11,534	(6,659)	4,089	(210,976)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,874)	(2,767)	(3,474)	(6,358)
Class C	(219)	(388)	(179)	(266)
Class I	(7,219)	(13,557)	(10,935)	(19,448)
Class R2	—	—	(140)	(240)
Class R3	—	—	(270)	(427)
Class R4	—	—	(99)	(212)
Class R6	(2,389)	(8,485)	(9,615)	(14,076)
Total distributions to shareholders	(11,701)	(25,197)	(24,712)	(41,027)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(18,628)	(354,802)	63,034	(440,905)
NET ASSETS:
Change in net assets	(18,795)	(386,658)	42,411	(692,908)
Beginning of period	312,667	699,325	1,809,385	2,502,293
End of period	$293,872	$312,667	$1,851,796	$1,809,385
SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$149,595	$277,105	$251,993	$474,393
Net realized gain (loss)	(33,444)	(80,739)	(290,714)	(283,982)
Change in net unrealized appreciation/depreciation	46,696	(538,947)	196,561	(865,861)
Change in net assets resulting from operations	162,847	(342,581)	157,840	(675,450)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(12,893)	(23,991)	(13,005)	(24,215)
Class C	(893)	(1,774)	(13,665)	(27,054)
Class I	(23,335)	(51,321)	(151,481)	(292,696)
Class R2	(94)	(205)	—	—
Class R3	(7)	(15)	—	—
Class R4	(2)	(2)	—	—
Class R5	(134)	(400)	—	—
Class R6	(116,538)	(207,267)	(78,164)	(149,342)
Total distributions to shareholders	(153,896)	(284,975)	(256,315)	(493,307)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	523,318	(301,017)	(632,150)	(840,592)
NET ASSETS:
Change in net assets	532,269	(928,573)	(730,625)	(2,009,349)
Beginning of period	4,538,711	5,467,284	10,085,973	12,095,322
End of period	$5,070,980	$4,538,711	$9,355,348	$10,085,973
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	319

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$72,535	$104,770	$99,827	$128,085
Net realized gain (loss)	(17,066)	(95,549)	(64,127)	(165,130)
Change in net unrealized appreciation/depreciation	(27,938)	(350,848)	93,883	(161,125)
Change in net assets resulting from operations	27,531	(341,627)	129,583	(198,170)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,774)	(2,857)	(8,542)	(9,393)
Class C	(140)	(210)	(304)	(223)
Class I	(30,297)	(45,391)	(22,031)	(32,057)
Class R6	(41,548)	(55,541)	(70,811)	(88,013)
Total distributions to shareholders	(73,759)	(103,999)	(101,688)	(129,686)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	386,809	(296,770)	(661,343)	(3,324,886)
NET ASSETS:
Change in net assets	340,581	(742,396)	(633,448)	(3,652,742)
Beginning of period	3,908,482	4,650,878	7,094,416	10,747,158
End of period	$4,249,063	$3,908,482	$6,460,968	$7,094,416
SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$67,714	$138,795
Net realized gain (loss)	(95,261)	(288,080)
Change in net unrealized appreciation/depreciation	105,482	(125,773)
Change in net assets resulting from operations	77,935	(275,058)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,702)	(10,055)
Class C	(396)	(675)
Class I	(34,901)	(75,832)
Class R6	(29,634)	(59,340)
Total distributions to shareholders	(70,633)	(145,902)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(539,390)	(4,499,239)
NET ASSETS:
Change in net assets	(532,088)	(4,920,199)
Beginning of period	4,487,965	9,408,164
End of period	$3,955,877	$4,487,965
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	321

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$327,733	$420,855	$223,284	$361,980
Distributions reinvested	31,364	45,623	31,705	52,328
Cost of shares redeemed	(204,507)	(490,492)	(126,210)	(352,641)
Redemptions in-kind	—	—	(511,583)	—
Change in net assets resulting from Class A capital transactions	154,590	(24,014)	(382,804)	61,667
Class C
Proceeds from shares issued	39,041	42,537	9,769	14,942
Distributions reinvested	2,332	3,388	1,135	2,027
Cost of shares redeemed	(29,702)	(77,750)	(13,257)	(41,812)
Change in net assets resulting from Class C capital transactions	11,671	(31,825)	(2,353)	(24,843)
Class I
Proceeds from shares issued	5,624,754	7,079,166	1,043,057	2,557,941
Distributions reinvested	256,644	303,592	77,034	110,074
Cost of shares redeemed	(2,165,512)	(4,963,179)	(787,677)	(2,166,180)
Change in net assets resulting from Class I capital transactions	3,715,886	2,419,579	332,414	501,835
Class R2
Proceeds from shares issued	8,524	10,987	3,188	5,522
Distributions reinvested	699	1,086	625	1,014
Cost of shares redeemed	(10,843)	(25,954)	(4,037)	(7,849)
Change in net assets resulting from Class R2 capital transactions	(1,620)	(13,881)	(224)	(1,313)
Class R3
Proceeds from shares issued	13,214	23,634	3,680	2,479
Distributions reinvested	399	367	129	160
Cost of shares redeemed	(4,565)	(6,314)	(695)	(1,832)
Change in net assets resulting from Class R3 capital transactions	9,048	17,687	3,114	807
Class R4
Proceeds from shares issued	164	215	1,114	4,622
Distributions reinvested	6	13	112	164
Cost of shares redeemed	(39)	(468)	(426)	(1,910)
Change in net assets resulting from Class R4 capital transactions	131	(240)	800	2,876
Class R5
Proceeds from shares issued	31,794	70,888	1,277	1,558
Distributions reinvested	2,748	4,802	288	472
Cost of shares redeemed	(46,524)	(105,287)	(1,018)	(3,056)
Change in net assets resulting from Class R5 capital transactions	(11,982)	(29,597)	547	(1,026)
SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$3,726,026	$5,628,486	$1,624,618	$3,768,108
Distributions reinvested	371,047	552,048	223,031	350,108
Cost of shares redeemed	(2,540,490)	(4,931,872)	(989,803)	(2,843,348)
Change in net assets resulting from Class R6 capital transactions	1,556,583	1,248,662	857,846	1,274,868
Total change in net assets resulting from capital transactions	$5,434,307	$3,586,371	$809,340	$1,814,871
SHARE TRANSACTIONS:
Class A
Issued	31,956	40,296	31,032	48,428
Reinvested	3,073	4,385	4,414	7,120
Redeemed	(20,018)	(46,621)	(17,545)	(47,480)
Redemptions in-kind	—	—	(71,751)	—
Change in Class A Shares	15,011	(1,940)	(53,850)	8,068
Class C
Issued	3,778	4,055	1,348	2,019
Reinvested	227	323	157	274
Redeemed	(2,880)	(7,327)	(1,827)	(5,588)
Change in Class C Shares	1,125	(2,949)	(322)	(3,295)
Class I
Issued	548,586	677,624	144,941	348,258
Reinvested	25,185	29,229	10,739	14,974
Redeemed	(212,002)	(473,459)	(109,902)	(292,017)
Change in Class I Shares	361,769	233,394	45,778	71,215
Class R2
Issued	839	1,055	441	746
Reinvested	68	104	87	138
Redeemed	(1,065)	(2,427)	(561)	(1,050)
Change in Class R2 Shares	(158)	(1,268)	(33)	(166)
Class R3
Issued	1,300	2,335	511	338
Reinvested	39	36	18	22
Redeemed	(449)	(601)	(97)	(248)
Change in Class R3 Shares	890	1,770	432	112
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	323

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class R4
Issued	16	21	155	616
Reinvested	1	1	16	22
Redeemed	(4)	(45)	(59)	(263)
Change in Class R4 Shares	13	(23)	112	375
Class R5
Issued	3,116	6,733	177	210
Reinvested	270	462	40	64
Redeemed	(4,582)	(9,907)	(141)	(409)
Change in Class R5 Shares	(1,196)	(2,712)	76	(135)
Class R6
Issued	364,316	537,164	225,396	499,204
Reinvested	36,319	52,981	31,048	47,611
Redeemed	(247,836)	(470,123)	(137,264)	(381,309)
Change in Class R6 Shares	152,799	120,022	119,180	165,506
SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,438	$29,097	$33,949	$80,035
Distributions reinvested	1,873	2,764	2,506	4,583
Cost of shares redeemed	(22,866)	(25,866)	(59,060)	(150,702)
Change in net assets resulting from Class A capital transactions	(3,555)	5,995	(22,605)	(66,084)
Class C
Proceeds from shares issued	297	1,494	2,211	2,064
Distributions reinvested	219	388	169	253
Cost of shares redeemed	(1,850)	(3,797)	(2,357)	(10,048)
Change in net assets resulting from Class C capital transactions	(1,334)	(1,915)	23	(7,731)
Class I
Proceeds from shares issued	5,497	47,423	205,917	511,823
Distributions reinvested	6,887	13,089	9,486	16,620
Cost of shares redeemed	(55,783)	(134,743)	(154,983)	(946,442)
Change in net assets resulting from Class I capital transactions	(43,399)	(74,231)	60,420	(417,999)
Class R2
Proceeds from shares issued	—	—	1,953	4,877
Distributions reinvested	—	—	135	230
Cost of shares redeemed	—	—	(2,149)	(10,195)
Change in net assets resulting from Class R2 capital transactions	—	—	(61)	(5,088)
Class R3
Proceeds from shares issued	—	—	3,108	6,469
Distributions reinvested	—	—	88	145
Cost of shares redeemed	—	—	(2,880)	(10,038)
Change in net assets resulting from Class R3 capital transactions	—	—	316	(3,424)
Class R4
Proceeds from shares issued	—	—	789	5,024
Distributions reinvested	—	—	99	212
Cost of shares redeemed	—	—	(3,669)	(13,154)
Change in net assets resulting from Class R4 capital transactions	—	—	(2,781)	(7,918)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	325

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$31,905	$26,392	$104,962	$237,555
Distributions reinvested	2,389	8,485	7,830	11,335
Cost of shares redeemed	(4,634)	(319,528)	(85,070)	(181,551)
Change in net assets resulting from Class R6 capital transactions	29,660	(284,651)	27,722	67,339
Total change in net assets resulting from capital transactions	$(18,628)	$(354,802)	$63,034	$(440,905)
SHARE TRANSACTIONS:
Class A
Issued	2,069	3,378	3,579	8,228
Reinvested	222	328	265	473
Redeemed	(2,699)	(3,039)	(6,207)	(15,427)
Change in Class A Shares	(408)	667	(2,363)	(6,726)
Class C
Issued	35	173	232	218
Reinvested	26	46	18	26
Redeemed	(220)	(449)	(250)	(1,031)
Change in Class C Shares	(159)	(230)	— (a)	(787)
Class I
Issued	649	5,556	21,638	52,320
Reinvested	819	1,551	1,003	1,710
Redeemed	(6,626)	(15,831)	(16,385)	(96,355)
Change in Class I Shares	(5,158)	(8,724)	6,256	(42,325)
Class R2
Issued	—	—	207	500
Reinvested	—	—	14	24
Redeemed	—	—	(226)	(1,042)
Change in Class R2 Shares	—	—	(5)	(518)
Class R3
Issued	—	—	329	663
Reinvested	—	—	9	15
Redeemed	—	—	(304)	(1,025)
Change in Class R3 Shares	—	—	34	(347)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

326	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class R4
Issued	—	—	84	514
Reinvested	—	—	10	22
Redeemed	—	—	(387)	(1,332)
Change in Class R4 Shares	—	—	(293)	(796)
Class R6
Issued	3,783	3,069	11,055	24,635
Reinvested	284	1,001	828	1,172
Redeemed	(549)	(37,972)	(8,966)	(18,596)
Change in Class R6 Shares	3,518	(33,902)	2,917	7,211
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	327

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$108,321	$153,213	$71,135	$151,471
Distributions reinvested	12,712	23,603	12,743	23,632
Cost of shares redeemed	(111,895)	(167,543)	(81,068)	(212,860)
Change in net assets resulting from Class A capital transactions	9,138	9,273	2,810	(37,757)
Class C
Proceeds from shares issued	7,487	5,496	42,153	77,688
Distributions reinvested	868	1,716	13,501	26,669
Cost of shares redeemed	(6,078)	(14,343)	(95,024)	(266,594)
Change in net assets resulting from Class C capital transactions	2,277	(7,131)	(39,370)	(162,237)
Class I
Proceeds from shares issued	302,407	1,556,708	1,192,832	3,196,815
Distributions reinvested	22,792	50,263	147,308	287,256
Cost of shares redeemed	(208,045)	(2,077,649)	(1,087,623)	(4,205,932)
Change in net assets resulting from Class I capital transactions	117,154	(470,678)	252,517	(721,861)
Class R2
Proceeds from shares issued	281	499	—	—
Distributions reinvested	93	203	—	—
Cost of shares redeemed	(739)	(1,521)	—	—
Change in net assets resulting from Class R2 capital transactions	(365)	(819)	—	—
Class R3
Proceeds from shares issued	5	182	—	—
Distributions reinvested	7	15	—	—
Cost of shares redeemed	(3)	(205)	—	—
Change in net assets resulting from Class R3 capital transactions	9	(8)	—	—
Class R4
Proceeds from shares issued	11	46	—	—
Distributions reinvested	2	2	—	—
Cost of shares redeemed	(5)	(9)	—	—
Change in net assets resulting from Class R4 capital transactions	8	39	—	—
Class R5
Proceeds from shares issued	534	938	—	—
Distributions reinvested	122	362	—	—
Cost of shares redeemed	(512)	(8,278)	—	—
Change in net assets resulting from Class R5 capital transactions	144	(6,978)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

328	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$767,777	$1,318,738	$395,665	$1,581,972
Distributions reinvested	115,670	205,777	77,466	147,369
Cost of shares redeemed	(488,494)	(1,349,230)	(1,321,238)	(1,648,078)
Change in net assets resulting from Class R6 capital transactions	394,953	175,285	(848,107)	81,263
Total change in net assets resulting from capital transactions	$523,318	$(301,017)	$(632,150)	$(840,592)
SHARE TRANSACTIONS:
Class A
Issued	17,627	24,254	8,639	17,726
Reinvested	2,075	3,757	1,548	2,789
Redeemed	(18,192)	(26,568)	(9,848)	(24,980)
Change in Class A Shares	1,510	1,443	339	(4,465)
Class C
Issued	1,212	874	5,117	9,108
Reinvested	141	272	1,640	3,146
Redeemed	(986)	(2,254)	(11,548)	(30,909)
Change in Class C Shares	367	(1,108)	(4,791)	(18,655)
Class I
Issued	48,622	241,866	145,388	372,924
Reinvested	3,693	7,893	17,922	33,922
Redeemed	(33,576)	(324,799)	(132,219)	(492,226)
Change in Class I Shares	18,739	(75,040)	31,091	(85,380)
Class R2
Issued	46	78	—	—
Reinvested	15	33	—	—
Redeemed	(121)	(243)	—	—
Change in Class R2 Shares	(60)	(132)	—	—
Class R3
Issued	1	28	—	—
Reinvested	1	2	—	—
Redeemed	— (a)	(32)	—	—
Change in Class R3 Shares	2	(2)	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	329

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan High Yield Fund		JPMorgan Income Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class R4
Issued	2	8	—	—
Reinvested	1	— (a)	—	—
Redeemed	(3)	(1)	—	—
Change in Class R4 Shares	—	7	—	—
Class R5
Issued	86	142	—	—
Reinvested	20	57	—	—
Redeemed	(83)	(1,256)	—	—
Change in Class R5 Shares	23	(1,057)	—	—
Class R6
Issued	123,347	201,393	48,217	183,722
Reinvested	18,721	32,468	9,427	17,433
Redeemed	(78,761)	(210,467)	(160,831)	(190,235)
Change in Class R6 Shares	63,307	23,394	(103,187)	10,920

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

330	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,399	$19,794	$165,328	$389,203
Distributions reinvested	1,741	2,817	8,459	9,295
Cost of shares redeemed	(16,345)	(63,863)	(205,604)	(405,113)
Change in net assets resulting from Class A capital transactions	(4,205)	(41,252)	(31,817)	(6,615)
Class C
Proceeds from shares issued	1,617	1,176	9,669	15,925
Distributions reinvested	136	200	304	223
Cost of shares redeemed	(1,709)	(6,472)	(7,260)	(16,184)
Change in net assets resulting from Class C capital transactions	44	(5,096)	2,713	(36)
Class I
Proceeds from shares issued	364,549	1,287,584	233,102	648,028
Distributions reinvested	28,777	42,616	21,318	31,341
Cost of shares redeemed	(366,853)	(1,380,263)	(420,378)	(1,950,641)
Change in net assets resulting from Class I capital transactions	26,473	(50,063)	(165,958)	(1,271,272)
Class R6
Proceeds from shares issued	596,275	837,463	1,134,244	2,082,641
Distributions reinvested	38,909	52,119	67,727	84,837
Cost of shares redeemed	(270,687)	(1,089,941)	(1,668,252)	(4,214,441)
Change in net assets resulting from Class R6 capital transactions	364,497	(200,359)	(466,281)	(2,046,963)
Total change in net assets resulting from capital transactions	$386,809	$(296,770)	$(661,343)	$(3,324,886)
SHARE TRANSACTIONS:
Class A
Issued	1,001	1,865	15,694	36,880
Reinvested	168	268	804	885
Redeemed	(1,579)	(5,971)	(19,522)	(38,402)
Change in Class A Shares	(410)	(3,838)	(3,024)	(637)
Class C
Issued	159	114	910	1,503
Reinvested	14	20	29	21
Redeemed	(169)	(624)	(685)	(1,524)
Change in Class C Shares	4	(490)	254	— (a)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	331

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	36,219	124,069	22,055	61,316
Reinvested	2,867	4,172	2,025	2,974
Redeemed	(36,397)	(133,791)	(39,855)	(184,285)
Change in Class I Shares	2,689	(5,550)	(15,775)	(119,995)
Class R6
Issued	58,998	81,791	107,505	197,078
Reinvested	3,877	5,107	6,434	8,058
Redeemed	(26,953)	(104,547)	(158,196)	(396,372)
Change in Class R6 Shares	35,922	(17,649)	(44,257)	(191,236)
SEE NOTES TO FINANCIAL STATEMENTS.

332	J.P. Morgan Income Funds	August 31, 2023

	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$54,830	$122,438
Distributions reinvested	5,696	10,042
Cost of shares redeemed	(82,192)	(229,743)
Change in net assets resulting from Class A capital transactions	(21,666)	(97,263)
Class C
Proceeds from shares issued	5,972	8,084
Distributions reinvested	394	671
Cost of shares redeemed	(9,154)	(21,617)
Change in net assets resulting from Class C capital transactions	(2,788)	(12,862)
Class I
Proceeds from shares issued	223,137	1,026,967
Distributions reinvested	33,677	74,002
Cost of shares redeemed	(546,303)	(2,906,494)
Change in net assets resulting from Class I capital transactions	(289,489)	(1,805,525)
Class R6
Proceeds from shares issued	113,907	659,777
Distributions reinvested	29,538	59,108
Cost of shares redeemed	(368,892)	(3,302,474)
Change in net assets resulting from Class R6 capital transactions	(225,447)	(2,583,589)
Total change in net assets resulting from capital transactions	$(539,390)	$(4,499,239)
SHARE TRANSACTIONS:
Class A
Issued	6,108	13,447
Reinvested	635	1,113
Redeemed	(9,151)	(25,350)
Change in Class A Shares	(2,408)	(10,790)
Class C
Issued	666	890
Reinvested	44	75
Redeemed	(1,022)	(2,375)
Change in Class C Shares	(312)	(1,410)
Class I
Issued	24,856	112,613
Reinvested	3,755	8,188
Redeemed	(60,775)	(319,230)
Change in Class I Shares	(32,164)	(198,429)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	333

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Short Duration Core Plus Fund
	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
SHARE TRANSACTIONS: (continued)
Class R6
Issued	12,702	72,868
Reinvested	3,295	6,534
Redeemed	(40,964)	(357,665)
Change in Class R6 Shares	(24,967)	(278,263)
SEE NOTES TO FINANCIAL STATEMENTS.

334	J.P. Morgan Income Funds	August 31, 2023

THIS PAGE IS INTENTIONALLY LEFT BLANK

335

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$10.16	$0.17	$(0.11)	$0.06	$(0.17)	$—	$(0.17)
Year Ended February 28, 2023	11.46	0.26	(1.30)	(1.04)	(0.26)	— (f)	(0.26)
Year Ended February 28, 2022	12.03	0.21	(0.48)	(0.27)	(0.21)	(0.09)	(0.30)
Year Ended February 28, 2021	12.27	0.25	(0.04)	0.21	(0.25)	(0.20)	(0.45)
Year Ended February 29, 2020	11.33	0.29	1.00	1.29	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2019	11.33	0.29	0.01	0.30	(0.29)	(0.01)	(0.30)
Class C
Six Months Ended August 31, 2023 (Unaudited)	10.25	0.14	(0.11)	0.03	(0.14)	—	(0.14)
Year Ended February 28, 2023	11.55	0.20	(1.30)	(1.10)	(0.20)	— (f)	(0.20)
Year Ended February 28, 2022	12.13	0.14	(0.49)	(0.35)	(0.14)	(0.09)	(0.23)
Year Ended February 28, 2021	12.35	0.18	(0.02)	0.16	(0.18)	(0.20)	(0.38)
Year Ended February 29, 2020	11.40	0.23	1.00	1.23	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2019	11.41	0.22	— (f)	0.22	(0.22)	(0.01)	(0.23)
Class I
Six Months Ended August 31, 2023 (Unaudited)	10.15	0.18	(0.10)	0.08	(0.18)	—	(0.18)
Year Ended February 28, 2023	11.45	0.29	(1.30)	(1.01)	(0.29)	— (f)	(0.29)
Year Ended February 28, 2022	12.03	0.24	(0.49)	(0.25)	(0.24)	(0.09)	(0.33)
Year Ended February 28, 2021	12.26	0.28	(0.03)	0.25	(0.28)	(0.20)	(0.48)
Year Ended February 29, 2020	11.32	0.32	1.00	1.32	(0.32)	(0.06)	(0.38)
Year Ended February 28, 2019	11.32	0.32	0.01	0.33	(0.32)	(0.01)	(0.33)
Class R2
Six Months Ended August 31, 2023 (Unaudited)	10.15	0.15	(0.11)	0.04	(0.15)	—	(0.15)
Year Ended February 28, 2023	11.44	0.23	(1.29)	(1.06)	(0.23)	— (f)	(0.23)
Year Ended February 28, 2022	12.02	0.17	(0.49)	(0.32)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	12.25	0.21	(0.03)	0.18	(0.21)	(0.20)	(0.41)
Year Ended February 29, 2020	11.31	0.25	1.00	1.25	(0.25)	(0.06)	(0.31)
Year Ended February 28, 2019	11.32	0.25	— (f)	0.25	(0.25)	(0.01)	(0.26)
Class R3
Six Months Ended August 31, 2023 (Unaudited)	10.13	0.16	(0.11)	0.05	(0.16)	—	(0.16)
Year Ended February 28, 2023	11.42	0.26	(1.30)	(1.04)	(0.25)	— (f)	(0.25)
Year Ended February 28, 2022	12.00	0.20	(0.49)	(0.29)	(0.20)	(0.09)	(0.29)
Year Ended February 28, 2021	12.23	0.24	(0.03)	0.21	(0.24)	(0.20)	(0.44)
Year Ended February 29, 2020	11.30	0.28	0.99	1.27	(0.28)	(0.06)	(0.34)
Year Ended February 28, 2019	11.30	0.28	0.01	0.29	(0.28)	(0.01)	(0.29)
Class R4
Six Months Ended August 31, 2023 (Unaudited)	10.14	0.17	(0.10)	0.07	(0.18)	—	(0.18)
Year Ended February 28, 2023	11.43	0.28	(1.29)	(1.01)	(0.28)	— (f)	(0.28)
Year Ended February 28, 2022	12.03	0.23	(0.49)	(0.26)	(0.25)	(0.09)	(0.34)
Year Ended February 28, 2021	12.24	0.26	(0.02)	0.24	(0.25)	(0.20)	(0.45)
Year Ended February 29, 2020	11.30	0.31	1.00	1.31	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2019	11.31	0.31	— (f)	0.31	(0.31)	(0.01)	(0.32)
SEE NOTES TO FINANCIAL STATEMENTS.

336	J.P. Morgan Income Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.05	0.55%	$1,989,285	0.75%	3.24%	0.84%	5%
10.16	(9.07)	1,857,712	0.75	2.52	0.84	46
11.46	(2.33)	2,117,080	0.74	1.74	0.84	59
12.03	1.71	2,392,155	0.74	2.03	0.84	74
12.27	11.55	2,252,691	0.75	2.49	0.86	29
11.33	2.71	1,877,469	0.75	2.58	0.90	23

10.14	0.25	180,384	1.33	2.65	1.34	5
10.25	(9.54)	170,735	1.33	1.91	1.34	46
11.55	(2.98)	226,530	1.33	1.15	1.34	59
12.13	1.24	345,556	1.33	1.45	1.34	74
12.35	10.88	463,544	1.35	1.90	1.36	29
11.40	1.98	524,049	1.35	1.98	1.40	23

10.05	0.78	16,374,094	0.49	3.50	0.59	5
10.15	(8.85)	12,873,707	0.50	2.79	0.59	46
11.45	(2.17)	11,845,794	0.49	1.99	0.59	59
12.03	2.05	12,061,904	0.49	2.28	0.59	74
12.26	11.83	9,781,487	0.50	2.74	0.60	29
11.32	2.97	7,302,212	0.50	2.84	0.65	23

10.04	0.38	45,515	1.09	2.89	1.10	5
10.15	(9.32)	47,603	1.09	2.16	1.10	46
11.44	(2.75)	68,174	1.09	1.39	1.10	59
12.02	1.44	80,889	1.09	1.69	1.10	74
12.25	11.18	88,227	1.10	2.14	1.11	29
11.31	2.27	88,087	1.10	2.23	1.16	23

10.02	0.51	46,438	0.83	3.16	0.84	5
10.13	(9.09)	37,906	0.84	2.50	0.84	46
11.42	(2.51)	22,547	0.84	1.64	0.84	59
12.00	1.70	22,605	0.83	1.92	0.85	74
12.23	11.38	15,807	0.85	2.38	0.86	29
11.30	2.63	10,001	0.85	2.50	0.90	23

10.03	0.63	464	0.60	3.39	0.61	5
10.14	(8.87)	336	0.59	2.62	0.59	46
11.43	(2.22)	646	0.58	1.90	0.59	59
12.03	1.96	427	0.57	2.13	0.59	74
12.24	11.72	1,403	0.60	2.66	0.61	29
11.30	2.78	5,521	0.60	2.74	0.65	23
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	337

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund (continued)
Class R5
Six Months Ended August 31, 2023 (Unaudited)	$10.14	$0.18	$(0.11)	$0.07	$(0.18)	$—	$(0.18)
Year Ended February 28, 2023	11.43	0.30	(1.29)	(0.99)	(0.30)	— (f)	(0.30)
Year Ended February 28, 2022	12.01	0.24	(0.48)	(0.24)	(0.25)	(0.09)	(0.34)
Year Ended February 28, 2021	12.24	0.29	(0.03)	0.26	(0.29)	(0.20)	(0.49)
Year Ended February 29, 2020	11.30	0.33	1.00	1.33	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2019	11.31	0.32	— (f)	0.32	(0.32)	(0.01)	(0.33)
Class R6
Six Months Ended August 31, 2023 (Unaudited)	10.17	0.19	(0.11)	0.08	(0.19)	—	(0.19)
Year Ended February 28, 2023	11.47	0.31	(1.30)	(0.99)	(0.31)	— (f)	(0.31)
Year Ended February 28, 2022	12.04	0.26	(0.48)	(0.22)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	12.27	0.30	(0.03)	0.27	(0.30)	(0.20)	(0.50)
Year Ended February 29, 2020	11.33	0.34	1.00	1.34	(0.34)	(0.06)	(0.40)
Year Ended February 28, 2019	11.34	0.34	— (f)	0.34	(0.34)	(0.01)	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

338	J.P. Morgan Income Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.03	0.71%	$198,591	0.43%	3.56%	0.44%	5%
10.14	(8.72)	212,815	0.43	2.82	0.44	46
11.43	(2.11)	271,006	0.43	2.05	0.44	59
12.01	2.11	279,096	0.43	2.35	0.44	74
12.24	11.91	315,213	0.44	2.79	0.45	29
11.30	2.94	251,174	0.45	2.88	0.50	23

10.06	0.76	21,243,003	0.33	3.66	0.34	5
10.17	(8.68)	19,912,284	0.33	2.94	0.34	46
11.47	(1.92)	21,077,587	0.33	2.15	0.34	59
12.04	2.21	19,536,155	0.33	2.44	0.34	74
12.27	11.99	21,046,962	0.34	2.90	0.35	29
11.33	3.03	19,492,809	0.35	2.99	0.40	23
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	339

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$7.15	$0.14	$(0.08)	$0.06	$(0.14)	$—	$(0.14)
Year Ended February 28, 2023	8.14	0.23	(0.99)	(0.76)	(0.23)	—	(0.23)
Year Ended February 28, 2022	8.56	0.18	(0.35)	(0.17)	(0.19)	(0.06)	(0.25)
Year Ended February 28, 2021	8.71	0.21	(0.01)	0.20	(0.21)	(0.14)	(0.35)
Year Ended February 29, 2020	8.10	0.24	0.62	0.86	(0.25)	—	(0.25)
Year Ended February 28, 2019	8.09	0.23	0.01	0.24	(0.23)	—	(0.23)
Class C
Six Months Ended August 31, 2023 (Unaudited)	7.20	0.11	(0.07)	0.04	(0.11)	—	(0.11)
Year Ended February 28, 2023	8.19	0.18	(0.99)	(0.81)	(0.18)	—	(0.18)
Year Ended February 28, 2022	8.62	0.13	(0.37)	(0.24)	(0.13)	(0.06)	(0.19)
Year Ended February 28, 2021	8.77	0.15	(0.01)	0.14	(0.15)	(0.14)	(0.29)
Year Ended February 29, 2020	8.15	0.19	0.62	0.81	(0.19)	—	(0.19)
Year Ended February 28, 2019	8.14	0.18	— (f)	0.18	(0.17)	—	(0.17)
Class I
Six Months Ended August 31, 2023 (Unaudited)	7.15	0.15	(0.08)	0.07	(0.15)	—	(0.15)
Year Ended February 28, 2023	8.13	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.37)	(0.16)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	— (f)	0.26	(0.25)	—	(0.25)
Class R2
Six Months Ended August 31, 2023 (Unaudited)	7.15	0.12	(0.08)	0.04	(0.12)	—	(0.12)
Year Ended February 28, 2023	8.14	0.20	(0.99)	(0.79)	(0.20)	—	(0.20)
Year Ended February 28, 2022	8.56	0.15	(0.35)	(0.20)	(0.16)	(0.06)	(0.22)
Year Ended February 28, 2021	8.71	0.17	(0.01)	0.16	(0.17)	(0.14)	(0.31)
Year Ended February 29, 2020	8.10	0.21	0.61	0.82	(0.21)	—	(0.21)
Year Ended February 28, 2019	8.09	0.20	0.01	0.21	(0.20)	—	(0.20)
Class R3
Six Months Ended August 31, 2023 (Unaudited)	7.14	0.13	(0.08)	0.05	(0.13)	—	(0.13)
Year Ended February 28, 2023	8.13	0.21	(0.98)	(0.77)	(0.22)	—	(0.22)
Year Ended February 28, 2022	8.55	0.17	(0.35)	(0.18)	(0.18)	(0.06)	(0.24)
Year Ended February 28, 2021	8.70	0.19	— (f)	0.19	(0.20)	(0.14)	(0.34)
Year Ended February 29, 2020	8.09	0.23	0.62	0.85	(0.24)	—	(0.24)
Year Ended February 28, 2019	8.08	0.22	0.01	0.23	(0.22)	—	(0.22)
Class R4
Six Months Ended August 31, 2023 (Unaudited)	7.14	0.14	(0.08)	0.06	(0.14)	—	(0.14)
Year Ended February 28, 2023	8.13	0.24	(0.99)	(0.75)	(0.24)	—	(0.24)
Year Ended February 28, 2022	8.55	0.19	(0.35)	(0.16)	(0.20)	(0.06)	(0.26)
Year Ended February 28, 2021	8.70	0.22	(0.01)	0.21	(0.22)	(0.14)	(0.36)
Year Ended February 29, 2020	8.09	0.25	0.62	0.87	(0.26)	—	(0.26)
Year Ended February 28, 2019	8.09	0.24	— (f)	0.24	(0.24)	—	(0.24)
SEE NOTES TO FINANCIAL STATEMENTS.

340	J.P. Morgan Income Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$7.07	0.77%	$1,317,883	0.74%	3.76%	0.89%	19%
7.15	(9.41)	1,717,936	0.74	3.04	0.88	41
8.14	(2.08)	1,888,867	0.74	2.17	0.89	64
8.56	2.29	1,774,114	0.74	2.39	0.89	69
8.71	10.74	1,818,636	0.74	2.89	0.90	36
8.10	3.00	1,258,207	0.74	2.88	0.91	51

7.13	0.58	71,692	1.38	3.13	1.39	19
7.20	(9.94)	74,823	1.38	2.37	1.39	41
8.19	(2.82)	112,092	1.38	1.53	1.39	64
8.62	1.62	156,679	1.38	1.75	1.39	69
8.77	10.08	197,747	1.39	2.25	1.40	36
8.15	2.31	174,310	1.39	2.22	1.41	51

7.07	0.92	4,295,840	0.45	4.05	0.63	19
7.15	(9.04)	4,017,428	0.45	3.34	0.63	41
8.13	(1.92)	3,991,530	0.45	2.46	0.63	64
8.56	2.60	3,743,946	0.45	2.66	0.63	69
8.71	11.06	2,912,783	0.45	3.18	0.65	36
8.10	3.30	1,765,753	0.45	3.19	0.66	51

7.07	0.57	36,178	1.14	3.37	1.15	19
7.15	(9.77)	36,819	1.14	2.64	1.15	41
8.14	(2.47)	43,237	1.14	1.77	1.15	64
8.56	1.90	45,130	1.13	2.00	1.14	69
8.71	10.29	49,308	1.14	2.47	1.20	36
8.10	2.59	20,410	1.14	2.48	1.19	51

7.06	0.70	9,397	0.89	3.63	0.90	19
7.14	(9.55)	6,414	0.89	2.90	0.90	41
8.13	(2.23)	6,393	0.88	2.02	0.89	64
8.55	2.15	10,247	0.88	2.23	0.89	69
8.70	10.59	9,629	0.90	2.73	0.91	36
8.09	2.85	4,976	0.89	2.70	0.91	51

7.06	0.83	6,132	0.63	3.88	0.64	19
7.14	(9.32)	5,397	0.63	3.23	0.64	41
8.13	(1.98)	3,092	0.63	2.27	0.64	64
8.55	2.41	5,470	0.63	2.48	0.64	69
8.70	10.86	4,057	0.64	3.00	0.65	36
8.09	2.99	3,461	0.64	3.05	0.66	51
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	341

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund (continued)
Class R5
Six Months Ended August 31, 2023 (Unaudited)	$7.15	$0.15	$(0.08)	$0.07	$(0.15)	$—	$(0.15)
Year Ended February 28, 2023	8.14	0.24	(0.98)	(0.74)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.36)	(0.15)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Year Ended February 29, 2020	8.10	0.27	0.61	0.88	(0.27)	—	(0.27)
Year Ended February 28, 2019	8.09	0.26	— (f)	0.26	(0.25)	—	(0.25)
Class R6
Six Months Ended August 31, 2023 (Unaudited)	7.16	0.15	(0.08)	0.07	(0.15)	—	(0.15)
Year Ended February 28, 2023	8.14	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.57	0.22	(0.37)	(0.15)	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2021	8.72	0.24	(0.01)	0.23	(0.24)	(0.14)	(0.38)
Year Ended February 29, 2020	8.10	0.27	0.63	0.90	(0.28)	—	(0.28)
Year Ended February 28, 2019	8.10	0.26	— (f)	0.26	(0.26)	—	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

342	J.P. Morgan Income Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$7.07	0.91%	$14,116	0.47%	4.03%	0.48%	19%
7.15	(9.17)	13,733	0.47	3.30	0.48	41
8.14	(1.82)	16,725	0.47	2.43	0.48	64
8.56	2.56	17,667	0.47	2.65	0.49	69
8.71	11.02	19,644	0.49	3.16	0.50	36
8.10	3.27	15,665	0.48	3.22	0.51	51

7.08	0.96	11,225,243	0.37	4.13	0.38	19
7.16	(8.95)	10,499,541	0.37	3.41	0.38	41
8.14	(1.84)	10,597,856	0.37	2.53	0.38	64
8.57	2.67	10,078,873	0.37	2.75	0.39	69
8.72	11.25	10,324,832	0.39	3.26	0.39	36
8.10	3.23	10,447,374	0.39	3.24	0.41	51
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	343

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Floating Rate Income Fund
Class A
Six Months Ended August 31, 2023(Unaudited)	$8.50	$0.33	$0.01	$0.34	$(0.34)	$8.50
Year Ended February 28, 2023	8.85	0.46	(0.35)	0.11	(0.46)	8.50
Year Ended February 28, 2022	8.93	0.26	(0.06)	0.20	(0.28)	8.85
Year Ended February 28, 2021	8.93	0.32	(0.01)	0.31	(0.31)	8.93
Year Ended February 29, 2020	9.23	0.46	(0.32)	0.14	(0.44)	8.93
September 1, 2018 through February 28, 2019 (f)	9.37	0.21	(0.13)	0.08	(0.22)	9.23
Year Ended August 31, 2018	9.41	0.36	(0.05)	0.31	(0.35)	9.37
Class C
Six Months Ended August 31, 2023(Unaudited)	8.47	0.30	— (g)	0.30	(0.31)	8.46
Year Ended February 28, 2023	8.82	0.40	(0.33)	0.07	(0.42)	8.47
Year Ended February 28, 2022	8.90	0.22	(0.07)	0.15	(0.23)	8.82
Year Ended February 28, 2021	8.90	0.28	(0.01)	0.27	(0.27)	8.90
Year Ended February 29, 2020	9.20	0.40	(0.31)	0.09	(0.39)	8.90
September 1, 2018 through February 28, 2019 (f)	9.34	0.19	(0.13)	0.06	(0.20)	9.20
Year Ended August 31, 2018	9.38	0.31	(0.05)	0.26	(0.30)	9.34
Class I
Six Months Ended August 31, 2023(Unaudited)	8.50	0.34	0.01	0.35	(0.35)	8.50
Year Ended February 28, 2023	8.85	0.46	(0.32)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.28	(0.06)	0.22	(0.30)	8.85
Year Ended February 28, 2021	8.93	0.34	(0.01)	0.33	(0.33)	8.93
Year Ended February 29, 2020	9.23	0.47	(0.31)	0.16	(0.46)	8.93
September 1, 2018 through February 28, 2019 (f)	9.37	0.22	(0.13)	0.09	(0.23)	9.23
Year Ended August 31, 2018	9.41	0.39	(0.05)	0.34	(0.38)	9.37
Class R6
Six Months Ended August 31, 2023(Unaudited)	8.50	0.34	0.01	0.35	(0.35)	8.50
Year Ended February 28, 2023	8.85	0.41	(0.27)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.29	(0.07)	0.22	(0.30)	8.85
Year Ended February 28, 2021	8.93	0.35	(0.01)	0.34	(0.34)	8.93
Year Ended February 29, 2020	9.24	0.48	(0.32)	0.16	(0.47)	8.93
September 1, 2018 through February 28, 2019 (f)	9.37	0.23	(0.12)	0.11	(0.24)	9.24
Year Ended August 31, 2018	9.41	0.40	(0.06)	0.34	(0.38)	9.37

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	The Fund changed its fiscal year end from August 31st to the last day of February.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

344	J.P. Morgan Income Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

4.06%	$45,904	0.99%	7.66%	1.27%	11%
1.47	49,383	1.00	5.36	1.22	11
2.21	45,553	1.00	2.87	1.20	40
3.77	23,591	0.99	3.69	1.18	36
1.49	31,754	0.99	5.05	1.20	46
0.87	120,066	0.99	4.58	1.17	12
3.38	170,374	0.98	3.88	1.16	38

3.69	5,335	1.49	7.15	1.78	11
0.96	6,681	1.50	4.71	1.72	11
1.71	8,985	1.50	2.42	1.70	40
3.25	8,970	1.49	3.27	1.69	36
1.00	15,886	1.49	4.36	1.68	46
0.63	23,816	1.49	4.09	1.67	12
2.87	22,641	1.48	3.35	1.67	38

4.20	170,229	0.74	7.91	1.02	11
1.72	214,095	0.75	5.45	0.96	11
2.46	300,314	0.75	3.17	0.94	40
4.03	262,775	0.74	3.97	0.92	36
1.76	388,979	0.74	5.19	0.91	46
1.00	1,017,750	0.74	4.82	0.90	12
3.63	1,460,764	0.73	4.11	0.91	38

4.25	72,404	0.64	8.03	0.77	11
1.81	42,508	0.66	4.75	0.69	11
2.53	344,473	0.68	3.21	0.69	40
4.11	300,278	0.66	4.12	0.67	36
1.76	569,567	0.64	5.21	0.66	46
1.16	1,060,089	0.64	4.93	0.65	12
3.73	1,420,279	0.63	4.21	0.66	38
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	345

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$9.43	$0.11	$(0.10)	$0.01	$(0.11)	$—	$(0.11)
Year Ended February 28, 2023	10.59	0.18	(1.16)	(0.98)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.05	0.13	(0.45)	(0.32)	(0.14)	—	(0.14)
Year Ended February 28, 2021	11.16	0.14	(0.09)	0.05	(0.14)	(0.02)	(0.16)
Year Ended February 29, 2020	10.32	0.23	0.84	1.07	(0.23)	—	(0.23)
Year Ended February 28, 2019	10.27	0.23	0.04	0.27	(0.22)	—	(0.22)
Class C
Six Months Ended August 31, 2023 (Unaudited)	9.40	0.09	(0.10)	(0.01)	(0.09)	—	(0.09)
Year Ended February 28, 2023	10.56	0.12	(1.16)	(1.04)	(0.12)	—	(0.12)
Year Ended February 28, 2022	11.01	0.07	(0.45)	(0.38)	(0.07)	—	(0.07)
Year Ended February 28, 2021	11.12	0.08	(0.09)	(0.01)	(0.08)	(0.02)	(0.10)
Year Ended February 29, 2020	10.29	0.16	0.83	0.99	(0.16)	—	(0.16)
Year Ended February 28, 2019	10.24	0.17	0.04	0.21	(0.16)	—	(0.16)
Class I
Six Months Ended August 31, 2023 (Unaudited)	9.42	0.12	(0.09)	0.03	(0.13)	—	(0.13)
Year Ended February 28, 2023	10.59	0.20	(1.17)	(0.97)	(0.20)	—	(0.20)
Year Ended February 28, 2022	11.04	0.16	(0.44)	(0.28)	(0.17)	—	(0.17)
Year Ended February 28, 2021	11.15	0.17	(0.09)	0.08	(0.17)	(0.02)	(0.19)
Year Ended February 29, 2020	10.32	0.25	0.83	1.08	(0.25)	—	(0.25)
Year Ended February 28, 2019	10.26	0.25	0.06	0.31	(0.25)	—	(0.25)
Class R2
Six Months Ended August 31, 2023 (Unaudited)	9.42	0.10	(0.10)	—	(0.10)	—	(0.10)
Year Ended February 28, 2023	10.58	0.14	(1.16)	(1.02)	(0.14)	—	(0.14)
Year Ended February 28, 2022	11.04	0.10	(0.46)	(0.36)	(0.10)	—	(0.10)
Year Ended February 28, 2021	11.15	0.11	(0.10)	0.01	(0.10)	(0.02)	(0.12)
Year Ended February 29, 2020	10.31	0.19	0.84	1.03	(0.19)	—	(0.19)
Year Ended February 28, 2019	10.26	0.19	0.05	0.24	(0.19)	—	(0.19)
Class R3
Six Months Ended August 31, 2023 (Unaudited)	9.42	0.11	(0.10)	0.01	(0.11)	—	(0.11)
Year Ended February 28, 2023	10.59	0.17	(1.17)	(1.00)	(0.17)	—	(0.17)
Year Ended February 28, 2022	11.04	0.12	(0.44)	(0.32)	(0.13)	—	(0.13)
Year Ended February 28, 2021	11.15	0.13	(0.09)	0.04	(0.13)	(0.02)	(0.15)
Year Ended February 29, 2020	10.32	0.21	0.84	1.05	(0.22)	—	(0.22)
Year Ended February 28, 2019	10.27	0.22	0.05	0.27	(0.22)	—	(0.22)
Class R4
Six Months Ended August 31, 2023 (Unaudited)	9.42	0.12	(0.10)	0.02	(0.12)	—	(0.12)
Year Ended February 28, 2023	10.58	0.19	(1.16)	(0.97)	(0.19)	—	(0.19)
Year Ended February 28, 2022	11.03	0.15	(0.45)	(0.30)	(0.15)	—	(0.15)
Year Ended February 28, 2021	11.15	0.16	(0.10)	0.06	(0.16)	(0.02)	(0.18)
Year Ended February 29, 2020	10.31	0.24	0.84	1.08	(0.24)	—	(0.24)
Year Ended February 28, 2019	10.26	0.24	0.05	0.29	(0.24)	—	(0.24)
SEE NOTES TO FINANCIAL STATEMENTS.

346	J.P. Morgan Income Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.33	0.13%	$282,472	0.69%	2.35%	0.90%	5%
9.43	(9.29)	307,677	0.73	1.81	0.89	14
10.59	(2.95)	417,020	0.75	1.23	0.89	7
11.05	0.41	493,321	0.74	1.28	0.89	55
11.16	10.43	441,395	0.74	2.11	0.91	12
10.32	2.71	378,477	0.74	2.22	0.93	10

9.30	(0.12)	18,269	1.19	1.85	1.40	5
9.40	(9.85)	18,448	1.31	1.23	1.39	14
10.56	(3.47)	29,041	1.36	0.62	1.39	7
11.01	(0.18)	49,005	1.34	0.67	1.39	55
11.12	9.69	40,117	1.36	1.49	1.41	12
10.29	2.09	33,288	1.35	1.62	1.42	10

9.32	0.26	822,272	0.44	2.60	0.64	5
9.42	(9.15)	771,871	0.47	2.07	0.64	14
10.59	(2.60)	1,315,495	0.48	1.50	0.64	7
11.04	0.68	1,718,670	0.47	1.54	0.63	55
11.15	10.63	1,277,275	0.47	2.37	0.65	12
10.32	3.09	892,985	0.47	2.49	0.67	10

9.32	(0.04)	13,877	1.04	2.00	1.17	5
9.42	(9.62)	14,068	1.08	1.46	1.16	14
10.58	(3.30)	21,297	1.10	0.88	1.16	7
11.04	0.06	29,763	1.08	0.93	1.15	55
11.15	10.05	34,898	1.09	1.77	1.18	12
10.31	2.36	41,890	1.09	1.87	1.19	10

9.32	0.08	23,158	0.79	2.25	0.89	5
9.42	(9.48)	23,089	0.83	1.71	0.89	14
10.59	(2.96)	29,617	0.85	1.13	0.89	7
11.04	0.32	33,440	0.84	1.18	0.88	55
11.15	10.23	23,849	0.84	1.99	0.90	12
10.32	2.62	14,896	0.84	2.11	0.92	10

9.32	0.21	6,328	0.54	2.49	0.64	5
9.42	(9.16)	9,154	0.58	1.93	0.64	14
10.58	(2.72)	18,713	0.60	1.38	0.64	7
11.03	0.48	28,607	0.59	1.41	0.63	55
11.15	10.61	7,982	0.59	2.24	0.65	12
10.31	2.88	4,367	0.59	2.37	0.67	10
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	347

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund (continued)
Class R6
Six Months Ended August 31, 2023 (Unaudited)	$9.42	$0.13	$(0.10)	$0.03	$(0.13)	$—	$(0.13)
Year Ended February 28, 2023	10.58	0.22	(1.16)	(0.94)	(0.22)	—	(0.22)
Year Ended February 28, 2022	11.04	0.18	(0.46)	(0.28)	(0.18)	—	(0.18)
Year Ended February 28, 2021	11.15	0.19	(0.09)	0.10	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2020	10.31	0.27	0.84	1.11	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.26	0.27	0.05	0.32	(0.27)	—	(0.27)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

348	J.P. Morgan Income Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.32	0.33%	$685,420	0.29%	2.75%	0.39%	5%
9.42	(8.93)	665,078	0.33	2.22	0.39	14
10.58	(2.56)	671,110	0.35	1.63	0.39	7
11.04	0.81	797,220	0.34	1.67	0.38	55
11.15	10.89	568,339	0.34	2.49	0.40	12
10.31	3.12	347,741	0.34	2.62	0.42	10
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	349

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan High Yield Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$6.18	$0.19	$0.01	$0.20	$(0.19)	$6.19
Year Ended February 28, 2023	6.95	0.35	(0.75)	(0.40)	(0.37)	6.18
Year Ended February 28, 2022	7.12	0.31	(0.15)	0.16	(0.33)	6.95
Year Ended February 28, 2021	7.07	0.30	0.06	0.36	(0.31)	7.12
Year Ended February 29, 2020	7.13	0.38	(0.05)	0.33	(0.39)	7.07
Year Ended February 28, 2019	7.28	0.39	(0.14)	0.25	(0.40)	7.13
Class C
Six Months Ended August 31, 2023 (Unaudited)	6.20	0.17	0.02	0.19	(0.18)	6.21
Year Ended February 28, 2023	6.97	0.32	(0.75)	(0.43)	(0.34)	6.20
Year Ended February 28, 2022	7.14	0.28	(0.16)	0.12	(0.29)	6.97
Year Ended February 28, 2021	7.09	0.27	0.06	0.33	(0.28)	7.14
Year Ended February 29, 2020	7.14	0.35	(0.05)	0.30	(0.35)	7.09
Year Ended February 28, 2019	7.30	0.36	(0.16)	0.20	(0.36)	7.14
Class I
Six Months Ended August 31, 2023 (Unaudited)	6.22	0.20	0.02	0.22	(0.20)	6.24
Year Ended February 28, 2023	6.99	0.36	(0.74)	(0.38)	(0.39)	6.22
Year Ended February 28, 2022	7.17	0.33	(0.16)	0.17	(0.35)	6.99
Year Ended February 28, 2021	7.12	0.32	0.06	0.38	(0.33)	7.17
Year Ended February 29, 2020	7.17	0.40	(0.04)	0.36	(0.41)	7.12
Year Ended February 28, 2019	7.32	0.41	(0.14)	0.27	(0.42)	7.17
Class R2
Six Months Ended August 31, 2023 (Unaudited)	6.17	0.18	0.01	0.19	(0.18)	6.18
Year Ended February 28, 2023	6.94	0.33	(0.75)	(0.42)	(0.35)	6.17
Year Ended February 28, 2022	7.11	0.29	(0.16)	0.13	(0.30)	6.94
Year Ended February 28, 2021	7.06	0.28	0.06	0.34	(0.29)	7.11
Year Ended February 29, 2020	7.12	0.36	(0.06)	0.30	(0.36)	7.06
Year Ended February 28, 2019	7.27	0.37	(0.14)	0.23	(0.38)	7.12
Class R3
Six Months Ended August 31, 2023 (Unaudited)	6.23	0.19	0.01	0.20	(0.19)	6.24
Year Ended February 28, 2023	7.00	0.35	(0.76)	(0.41)	(0.36)	6.23
Year Ended February 28, 2022	7.17	0.31	(0.16)	0.15	(0.32)	7.00
Year Ended February 28, 2021	7.12	0.29	0.07	0.36	(0.31)	7.17
Year Ended February 29, 2020	7.17	0.38	(0.05)	0.33	(0.38)	7.12
Year Ended February 28, 2019	7.32	0.39	(0.15)	0.24	(0.39)	7.17
Class R4
Six Months Ended August 31, 2023 (Unaudited)	6.23	0.19	0.02	0.21	(0.20)	6.24
Year Ended February 28, 2023	6.99	0.38	(0.76)	(0.38)	(0.38)	6.23
Year Ended February 28, 2022	7.17	0.32	(0.16)	0.16	(0.34)	6.99
Year Ended February 28, 2021	7.12	0.31	0.06	0.37	(0.32)	7.17
Year Ended February 29, 2020	7.17	0.39	(0.04)	0.35	(0.40)	7.12
Year Ended February 28, 2019	7.32	0.41	(0.15)	0.26	(0.41)	7.17
SEE NOTES TO FINANCIAL STATEMENTS.

350	J.P. Morgan Income Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

3.37%	$416,298	0.90%	6.04%	1.10%	9%
(5.70)	406,279	0.90	5.58	1.10	34
2.19	446,823	0.97	4.31	1.10	27
5.51	400,076	0.98	4.46	1.11	52
4.70	496,262	0.99	5.31	1.16	60
3.62	550,227	0.99	5.52	1.22	47

3.10	32,991	1.40	5.55	1.60	9
(6.16)	30,659	1.40	5.02	1.60	34
1.66	42,181	1.47	3.81	1.60	27
4.95	53,033	1.48	4.01	1.60	52
4.30	94,217	1.49	4.81	1.65	60
2.95	129,121	1.49	5.01	1.72	47

3.64	792,659	0.65	6.30	0.84	9
(5.44)	674,485	0.65	5.64	0.85	34
2.27	1,282,388	0.72	4.54	0.85	27
5.74	2,092,183	0.73	4.59	0.84	52
5.07	1,401,211	0.74	5.57	0.92	60
3.86	3,482,173	0.74	5.77	1.00	47

3.19	2,928	1.25	5.69	1.41	9
(6.04)	3,291	1.25	5.17	1.41	34
1.83	4,616	1.32	3.97	1.44	27
5.15	5,390	1.33	4.11	1.45	52
4.33	5,636	1.34	4.95	1.50	60
3.27	6,679	1.34	5.16	1.58	47

3.29	236	1.00	5.94	1.11	9
(5.75)	226	0.99	5.46	1.09	34
2.04	262	1.07	4.27	1.10	27
5.38	635	1.07	4.31	1.12	52
4.71	383	1.09	5.19	1.15	60
3.51	316	1.09	5.50	1.30	47

3.42	72	0.75	6.19	1.04	9
(5.38)	65	0.75	5.96	0.88	34
2.17	28	0.82	4.43	0.87	27
5.64	37	0.82	4.61	2.00	52
4.97	35	0.84	5.47	1.11	60
3.77	53	0.84	5.70	1.37	47
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	351

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan High Yield Fund (continued)
Class R5
Six Months Ended August 31, 2023 (Unaudited)	$6.25	$0.20	$0.01	$0.21	$(0.20)	$6.26
Year Ended February 28, 2023	7.02	0.37	(0.75)	(0.38)	(0.39)	6.25
Year Ended February 28, 2022	7.19	0.34	(0.16)	0.18	(0.35)	7.02
Year Ended February 28, 2021	7.13	0.33	0.06	0.39	(0.33)	7.19
Year Ended February 29, 2020	7.18	0.41	(0.05)	0.36	(0.41)	7.13
Year Ended February 28, 2019	7.33	0.42	(0.15)	0.27	(0.42)	7.18
Class R6
Six Months Ended August 31, 2023 (Unaudited)	6.23	0.20	0.02	0.22	(0.21)	6.24
Year Ended February 28, 2023	7.00	0.38	(0.75)	(0.37)	(0.40)	6.23
Year Ended February 28, 2022	7.17	0.34	(0.15)	0.19	(0.36)	7.00
Year Ended February 28, 2021	7.12	0.33	0.06	0.39	(0.34)	7.17
Year Ended February 29, 2020	7.17	0.41	(0.04)	0.37	(0.42)	7.12
Year Ended February 28, 2019	7.32	0.43	(0.15)	0.28	(0.43)	7.17

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

352	J.P. Morgan Income Funds	August 31, 2023

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

3.49%	$4,151	0.60%	6.35%	0.72%	9%
(5.36)	4,000	0.60	5.70	0.71	34
2.47	11,904	0.67	4.62	0.70	27
5.92	12,338	0.68	4.87	0.71	52
5.11	28,706	0.69	5.61	0.75	60
3.91	55,422	0.69	5.80	0.82	47

3.55	3,821,645	0.50	6.44	0.59	9
(5.28)	3,419,706	0.50	5.96	0.59	34
2.58	3,679,082	0.57	4.73	0.60	27
5.90	5,223,891	0.57	4.76	0.59	52
5.23	4,787,122	0.59	5.70	0.64	60
4.02	4,335,468	0.59	5.92	0.71	47
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	353

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Income Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$8.26	$0.21	$(0.08)	$0.13	$(0.21)	$—	$(0.21)
Year Ended February 28, 2023	9.17	0.37	(0.90)	(0.53)	(0.38)	—	(0.38)
Year Ended February 28, 2022	9.52	0.33	(0.33)	— (g)	(0.35)	—	(0.35)
Year Ended February 28, 2021	9.69	0.40	(0.14)	0.26	(0.42)	(0.01)	(0.43)
Year Ended February 29, 2020	9.32	0.45	0.38	0.83	(0.46)	— (g)	(0.46)
Year Ended February 28, 2019	9.36	0.47	(0.04)	0.43	(0.47)	—	(0.47)
Class C
Six Months Ended August 31, 2023 (Unaudited)	8.26	0.18	(0.07)	0.11	(0.19)	—	(0.19)
Year Ended February 28, 2023	9.17	0.32	(0.89)	(0.57)	(0.34)	—	(0.34)
Year Ended February 28, 2022	9.52	0.28	(0.34)	(0.06)	(0.29)	—	(0.29)
Year Ended February 28, 2021	9.69	0.34	(0.13)	0.21	(0.37)	(0.01)	(0.38)
Year Ended February 29, 2020	9.32	0.40	0.38	0.78	(0.41)	— (g)	(0.41)
Year Ended February 28, 2019	9.36	0.42	(0.04)	0.38	(0.42)	—	(0.42)
Class I
Six Months Ended August 31, 2023 (Unaudited)	8.25	0.22	(0.08)	0.14	(0.22)	—	(0.22)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)	—	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)	—	(0.37)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)	(0.45)
Year Ended February 29, 2020	9.31	0.48	0.37	0.85	(0.48)	— (g)	(0.48)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—	(0.49)
Class R6
Six Months Ended August 31, 2023 (Unaudited)	8.25	0.22	(0.09)	0.13	(0.22)	—	(0.22)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)	—	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)	—	(0.37)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)	(0.45)
Year Ended February 29, 2020	9.31	0.47	0.39	0.86	(0.49)	— (g)	(0.49)
Year Ended February 28, 2019	9.35	0.50	(0.05)	0.45	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)
Commencing on February 28, 2019, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 28, 2019, for the year ended February 29, 2020, for the year ended February 28, 2021, for the year ended February 28, 2022, for the year ended February 28, 2023 and for the six months ended August 31, 2023 the Fund did not transact in securities sold short.

(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

354	J.P. Morgan Income Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (excluding securities sold short)(c)(f)	Portfolio turnover rate (including securities sold short)(c)(f)

$8.18	1.59%	$506,939	0.65%	5.01%	0.90%	87%	— %
8.26	(5.75)	509,503	0.64	4.33	0.89	166	—
9.17	(0.10)	606,729	0.65	3.52	0.89	54	—
9.52	2.99	652,967	0.65	4.34	0.91	69	—
9.69	9.10	838,317	0.65	4.72	0.97	77	—
9.32	4.74	280,513	0.64	5.15	1.08	54	62

8.18	1.30	579,575	1.20	4.45	1.40	87	—
8.26	(6.29)	625,211	1.20	3.75	1.39	166	—
9.17	(0.64)	865,194	1.20	2.98	1.39	54	—
9.52	2.41	989,123	1.19	3.73	1.41	69	—
9.69	8.52	939,761	1.21	4.16	1.46	77	—
9.32	4.16	74,767	1.19	4.60	1.58	54	62

8.17	1.73	5,861,399	0.40	5.26	0.65	87	—
8.25	(5.51)	5,667,171	0.40	4.56	0.64	166	—
9.16	0.14	7,076,663	0.40	3.77	0.64	54	—
9.51	3.26	5,261,057	0.40	4.50	0.66	69	—
9.68	9.39	3,652,760	0.40	4.95	0.71	77	—
9.31	5.03	113,854	0.39	5.45	0.83	54	62

8.16	1.60	2,407,435	0.39	5.26	0.39	87	—
8.25	(5.51)	3,284,088	0.39	4.59	0.39	166	—
9.16	0.14	3,546,736	0.39	3.79	0.39	54	—
9.51	3.27	2,208,975	0.40	4.42	0.41	69	—
9.68	9.40	643,056	0.40	4.96	0.46	77	—
9.31	5.04	82,376	0.39	5.37	0.59	54	62
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	355

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$10.29	$0.16	$(0.09)	$0.07	$(0.16)	$—	$(0.16)
Year Ended February 28, 2023	11.43	0.24	(1.15)	(0.91)	(0.23)	—	(0.23)
Year Ended February 28, 2022	11.82	0.14	(0.38)	(0.24)	(0.14)	(0.01)	(0.15)
Year Ended February 28, 2021	11.87	0.25	0.04	0.29	(0.24)	(0.10)	(0.34)
Year Ended February 29, 2020	11.31	0.33	0.59	0.92	(0.32)	(0.04)	(0.36)
Year Ended February 28, 2019	11.25	0.33	0.06	0.39	(0.33)	—	(0.33)
Class C
Six Months Ended August 31, 2023 (Unaudited)	9.96	0.13	(0.08)	0.05	(0.14)	—	(0.14)
Year Ended February 28, 2023	11.07	0.18	(1.11)	(0.93)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.46	0.08	(0.38)	(0.30)	(0.08)	(0.01)	(0.09)
Year Ended February 28, 2021	11.52	0.18	0.04	0.22	(0.18)	(0.10)	(0.28)
Year Ended February 29, 2020	10.99	0.27	0.57	0.84	(0.27)	(0.04)	(0.31)
Year Ended February 28, 2019	10.95	0.27	0.04	0.31	(0.27)	—	(0.27)
Class I
Six Months Ended August 31, 2023 (Unaudited)	9.99	0.17	(0.10)	0.07	(0.17)	—	(0.17)
Year Ended February 28, 2023	11.10	0.26	(1.11)	(0.85)	(0.26)	—	(0.26)
Year Ended February 28, 2022	11.50	0.16	(0.38)	(0.22)	(0.17)	(0.01)	(0.18)
Year Ended February 28, 2021	11.55	0.27	0.05	0.32	(0.27)	(0.10)	(0.37)
Year Ended February 29, 2020	11.02	0.35	0.57	0.92	(0.35)	(0.04)	(0.39)
Year Ended February 28, 2019	10.97	0.35	0.05	0.40	(0.35)	—	(0.35)
Class R6
Six Months Ended August 31, 2023 (Unaudited)	9.99	0.18	(0.10)	0.08	(0.18)	—	(0.18)
Year Ended February 28, 2023	11.10	0.28	(1.11)	(0.83)	(0.28)	—	(0.28)
Year Ended February 28, 2022	11.49	0.18	(0.38)	(0.20)	(0.18)	(0.01)	(0.19)
Year Ended February 28, 2021	11.55	0.28	0.05	0.33	(0.29)	(0.10)	(0.39)
Year Ended February 29, 2020	11.01	0.37	0.58	0.95	(0.37)	(0.04)	(0.41)
Year Ended February 28, 2019	10.97	0.37	0.04	0.41	(0.37)	—	(0.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

356	J.P. Morgan Income Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.20	0.67%	$109,903	0.65%	3.14%	0.85%	10%
10.29	(7.96)	115,123	0.65	2.26	0.85	57
11.43	(2.13)	171,700	0.64	1.18	0.85	132
11.82	2.48	194,516	0.63	2.08	0.85	93
11.87	8.25	149,102	0.64	2.88	0.90	23
11.31	3.50	105,957	0.65	2.98	0.98	22

9.87	0.45	10,289	1.15	2.64	1.36	10
9.96	(8.40)	10,343	1.15	1.75	1.36	57
11.07	(2.68)	16,914	1.14	0.67	1.35	132
11.46	1.98	22,617	1.13	1.56	1.35	93
11.52	7.69	12,887	1.14	2.38	1.41	23
10.99	2.91	10,062	1.15	2.47	1.48	22

9.89	0.72	1,753,638	0.40	3.40	0.60	10
9.99	(7.68)	1,743,676	0.40	2.52	0.60	57
11.10	(2.02)	1,999,614	0.39	1.42	0.60	132
11.50	2.81	2,290,016	0.38	2.31	0.60	93
11.55	8.47	1,451,956	0.39	3.13	0.64	23
11.02	3.77	960,112	0.39	3.23	0.71	22

9.89	0.80	2,375,233	0.24	3.55	0.35	10
9.99	(7.54)	2,039,340	0.25	2.69	0.35	57
11.10	(1.78)	2,462,650	0.24	1.57	0.35	132
11.49	2.88	2,599,085	0.23	2.45	0.35	93
11.55	8.73	1,397,964	0.24	3.28	0.39	23
11.01	3.83	1,116,941	0.24	3.37	0.46	22
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	357

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$10.47	$0.14	$0.04	$0.18	$(0.14)	$—	$(0.14)
Year Ended February 28, 2023	10.86	0.15	(0.39)	(0.24)	(0.15)	—	(0.15)
Year Ended February 28, 2022	11.15	0.07	(0.26)	(0.19)	(0.08)	(0.02)	(0.10)
Year Ended February 28, 2021	11.00	0.15	0.18	0.33	(0.16)	(0.02)	(0.18)
Year Ended February 29, 2020	10.72	0.23	0.28	0.51	(0.23)	—	(0.23)
Year Ended February 28, 2019	10.68	0.17	0.04	0.21	(0.17)	—	(0.17)
Class C
Six Months Ended August 31, 2023 (Unaudited)	10.55	0.11	0.05	0.16	(0.12)	—	(0.12)
Year Ended February 28, 2023	10.94	0.09	(0.38)	(0.29)	(0.10)	—	(0.10)
Year Ended February 28, 2022	11.23	0.01	(0.26)	(0.25)	(0.02)	(0.02)	(0.04)
Year Ended February 28, 2021	11.08	0.10	0.18	0.28	(0.11)	(0.02)	(0.13)
Year Ended February 29, 2020	10.80	0.18	0.28	0.46	(0.18)	—	(0.18)
Year Ended February 28, 2019	10.75	0.12	0.05	0.17	(0.12)	—	(0.12)
Class I
Six Months Ended August 31, 2023 (Unaudited)	10.48	0.15	0.05	0.20	(0.16)	—	(0.16)
Year Ended February 28, 2023	10.87	0.16	(0.37)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2021	11.01	0.17	0.19	0.36	(0.19)	(0.02)	(0.21)
Year Ended February 29, 2020	10.74	0.26	0.27	0.53	(0.26)	—	(0.26)
Year Ended February 28, 2019	10.70	0.20	0.04	0.24	(0.20)	—	(0.20)
Class R6
Six Months Ended August 31, 2023 (Unaudited)	10.48	0.15	0.05	0.20	(0.16)	—	(0.16)
Year Ended February 28, 2023	10.87	0.18	(0.39)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2021	11.01	0.18	0.19	0.37	(0.20)	(0.02)	(0.22)
Year Ended February 29, 2020	10.74	0.27	0.27	0.54	(0.27)	—	(0.27)
Year Ended February 28, 2019	10.69	0.22	0.05	0.27	(0.22)	—	(0.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

358	J.P. Morgan Income Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.51	1.74%	$616,870	0.58%	2.60%	0.82%	38%
10.47	(2.20)	646,165	0.58	1.38	0.82	74
10.86	(1.72)	677,013	0.59	0.62	0.81	83
11.15	3.05	599,105	0.58	1.34	0.82	63
11.00	4.84	305,826	0.66	2.13	0.84	88
10.72	1.99	296,927	0.80	1.60	0.86	80

10.59	1.48	28,175	1.09	2.10	1.32	38
10.55	(2.67)	25,387	1.08	0.88	1.32	74
10.94	(2.21)	26,327	1.09	0.13	1.32	83
11.23	2.52	34,138	1.08	0.87	1.33	63
11.08	4.26	23,359	1.17	1.64	1.35	88
10.80	1.56	29,415	1.30	1.09	1.36	80

10.52	1.87	1,406,231	0.33	2.85	0.56	38
10.48	(1.96)	1,566,171	0.34	1.55	0.57	74
10.87	(1.47)	2,928,638	0.34	0.86	0.56	83
11.16	3.30	2,472,206	0.33	1.53	0.57	63
11.01	4.99	673,511	0.41	2.38	0.59	88
10.74	2.24	738,371	0.55	1.83	0.60	80

10.52	1.90	4,409,692	0.27	2.91	0.31	38
10.48	(1.90)	4,856,693	0.28	1.66	0.32	74
10.87	(1.42)	7,115,180	0.28	0.92	0.31	83
11.16	3.36	5,354,423	0.27	1.63	0.32	63
11.01	5.12	2,126,449	0.29	2.51	0.34	88
10.74	2.60	2,099,483	0.30	2.09	0.35	80
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	359

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus Fund
Class A
Six Months Ended August 31, 2023 (Unaudited)	$8.94	$0.14	$0.01	$0.15	$(0.14)	$—	$(0.14)
Year Ended February 28, 2023	9.50	0.20	(0.54)	(0.34)	(0.22)	—	(0.22)
Year Ended February 28, 2022	9.85	0.12	(0.32)	(0.20)	(0.13)	(0.02)	(0.15)
Year Ended February 28, 2021	9.74	0.17	0.14	0.31	(0.18)	(0.02)	(0.20)
Year Ended February 29, 2020	9.41	0.24	0.31	0.55	(0.22)	—	(0.22)
Year Ended February 28, 2019	9.40	0.25	— (f)	0.25	(0.24)	—	(0.24)
Class C
Six Months Ended August 31, 2023 (Unaudited)	8.92	0.11	0.02	0.13	(0.12)	—	(0.12)
Year Ended February 28, 2023	9.47	0.16	(0.54)	(0.38)	(0.17)	—	(0.17)
Year Ended February 28, 2022	9.83	0.07	(0.33)	(0.26)	(0.08)	(0.02)	(0.10)
Year Ended February 28, 2021	9.72	0.11	0.16	0.27	(0.14)	(0.02)	(0.16)
Year Ended February 29, 2020	9.39	0.18	0.33	0.51	(0.18)	—	(0.18)
Year Ended February 28, 2019	9.38	0.20	— (f)	0.20	(0.19)	—	(0.19)
Class I
Six Months Ended August 31, 2023 (Unaudited)	8.94	0.15	0.01	0.16	(0.15)	—	(0.15)
Year Ended February 28, 2023	9.50	0.22	(0.54)	(0.32)	(0.24)	—	(0.24)
Year Ended February 28, 2022	9.85	0.15	(0.32)	(0.17)	(0.16)	(0.02)	(0.18)
Year Ended February 28, 2021	9.74	0.18	0.16	0.34	(0.21)	(0.02)	(0.23)
Year Ended February 29, 2020	9.40	0.25	0.34	0.59	(0.25)	—	(0.25)
Year Ended February 28, 2019	9.39	0.27	— (f)	0.27	(0.26)	—	(0.26)
Class R6
Six Months Ended August 31, 2023 (Unaudited)	8.94	0.15	0.02	0.17	(0.16)	—	(0.16)
Year Ended February 28, 2023	9.49	0.23	(0.53)	(0.30)	(0.25)	—	(0.25)
Year Ended February 28, 2022	9.85	0.15	(0.33)	(0.18)	(0.16)	(0.02)	(0.18)
Year Ended February 28, 2021	9.73	0.21	0.14	0.35	(0.21)	(0.02)	(0.23)
Year Ended February 29, 2020	9.40	0.24	0.35	0.59	(0.26)	—	(0.26)
Year Ended February 28, 2019	9.39	0.28	(0.01)	0.27	(0.26)	—	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

360	J.P. Morgan Income Funds	August 31, 2023

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$8.95	1.72%	$348,208	0.64%	2.99%	0.85%	22%
8.94	(3.57)	369,487	0.63	2.24	0.86	130
9.50	(2.01)	494,841	0.63	1.27	0.84	129
9.85	3.25	364,872	0.63	1.73	0.85	129
9.74	5.95	95,222	0.64	2.46	0.92	157
9.41	2.66	100,349	0.63	2.68	1.05	83

8.93	1.47	28,098	1.14	2.49	1.35	22
8.92	(3.97)	30,862	1.13	1.73	1.36	130
9.47	(2.61)	46,136	1.13	0.77	1.35	129
9.83	2.77	42,071	1.13	1.17	1.35	129
9.72	5.45	7,825	1.14	1.92	1.41	157
9.39	2.15	5,019	1.13	2.16	1.58	83

8.95	1.85	1,894,316	0.39	3.24	0.60	22
8.94	(3.33)	2,180,474	0.38	2.45	0.61	130
9.50	(1.77)	4,199,718	0.38	1.52	0.59	129
9.85	3.49	2,286,573	0.38	1.88	0.60	129
9.74	6.31	187,225	0.39	2.64	0.65	157
9.40	2.90	125,030	0.38	2.92	0.79	83

8.95	1.88	1,685,255	0.33	3.30	0.35	22
8.94	(3.17)	1,907,142	0.32	2.49	0.36	130
9.49	(1.81)	4,667,469	0.32	1.58	0.34	129
9.85	3.66	3,991,010	0.32	2.12	0.35	129
9.73	6.31	3,531,440	0.32	2.47	0.37	157
9.40	2.95	45,323	0.32	2.97	0.54	83
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2023	J.P. Morgan Income Funds	361

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 9 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Floating Rate Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Mortgage-Backed Securities Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Floating Rate Income Fund (“Floating Rate Income Fund”) is to seek to provide current income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.
The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
The investment objective of JPMorgan Income Fund (“Income Fund”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Mortgage-Backed Securities Fund (“Mortgage-Backed Securities Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
The investment objective of JPMorgan Short Duration Bond Fund (‘Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles

362	J.P. Morgan Income Funds	August 31, 2023

(“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at August 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).

August 31, 2023	J.P. Morgan Income Funds	363

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Core Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,876,096	$1,300,244	$5,176,340
Collateralized Mortgage Obligations	—	1,781,604	261,399	2,043,003
Commercial Mortgage-Backed Securities	—	2,227,290	90,881	2,318,171
Corporate Bonds	—	9,242,212	—	9,242,212
Foreign Government Securities	—	140,403	—	140,403
Loan Assignments	—	60,420	—	60,420
Mortgage-Backed Securities	—	8,589,485	—	8,589,485
Municipal Bonds	—	179,080	—	179,080
U.S. Government Agency Securities	—	195,525	—	195,525
U.S. Treasury Obligations	—	10,097,991	—	10,097,991
Short-Term Investments
Investment Companies	1,939,411	—	—	1,939,411
Total Investments in Securities	$1,939,411	$36,390,106	$1,652,524	$39,982,041
Appreciation in Other Financial Instruments
Futures Contracts	$29,181	$—	$—	$29,181

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,096,812	$652,240	$2,749,052
Collateralized Mortgage Obligations	—	491,053	112,077	603,130
Commercial Mortgage-Backed Securities	—	1,539,764	130,081	1,669,845
Common Stocks
Broadline Retail	—	—	388	388
Communications Equipment	—	—	— (a)	— (a)
Diversified Telecommunication Services	—	—	62	62
Financial Services	—	—	4	4
Media	1,185	—	—	1,185
Oil, Gas & Consumable Fuels	10,833	—	525	11,358
Professional Services	—	—	1,225	1,225
Specialty Retail	—	—	504	504
Wireless Telecommunication Services	—	—	1,611	1,611
Total Common Stocks	12,018	—	4,319	16,337
Convertible Bonds	—	—	1,247	1,247
Convertible Preferred Stocks	—	—	3,537	3,537
Corporate Bonds
Aerospace & Defense	—	66,078	—	66,078
Automobile Components	—	52,814	—	52,814
Automobiles	—	15,797	—	15,797
Banks	—	961,619	—	961,619

364	J.P. Morgan Income Funds	August 31, 2023

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Beverages	$—	$17,475	$—	$17,475
Biotechnology	—	47,783	—	47,783
Broadline Retail	—	20,978	—	20,978
Building Products	—	41,741	—	41,741
Capital Markets	—	299,718	—	299,718
Chemicals	—	74,875	—	74,875
Commercial Services & Supplies	—	60,353	—	60,353
Communications Equipment	—	9,624	—	9,624
Construction & Engineering	—	20,191	—	20,191
Construction Materials	—	3,899	—	3,899
Consumer Finance	—	184,358	—	184,358
Consumer Staples Distribution & Retail	—	44,622	—	44,622
Containers & Packaging	—	60,245	—	60,245
Distributors	—	7,102	—	7,102
Diversified Consumer Services	—	7,938	—	7,938
Diversified REITs	—	23,933	—	23,933
Diversified Telecommunication Services	—	172,122	1	172,123
Electric Utilities	—	370,661	—	370,661
Electrical Equipment	—	13,424	—	13,424
Electronic Equipment, Instruments & Components	—	10,046	—	10,046
Energy Equipment & Services	—	20,767	—	20,767
Entertainment	—	56,782	—	56,782
Financial Services	—	60,623	—	60,623
Food Products	—	27,897	—	27,897
Gas Utilities	—	27,753	—	27,753
Ground Transportation	—	49,557	—	49,557
Health Care Equipment & Supplies	—	23,197	—	23,197
Health Care Providers & Services	—	213,722	—	213,722
Health Care REITs	—	4,915	—	4,915
Health Care Technology	—	7,663	—	7,663
Hotel & Resort REITs	—	7,566	—	7,566
Hotels, Restaurants & Leisure	—	127,079	—	127,079
Household Durables	—	26,456	—	26,456
Household Products	—	19,417	—	19,417
Independent Power and Renewable Electricity Producers	—	26,268	—	26,268
Industrial REITs	—	6,169	—	6,169
Insurance	—	64,543	—	64,543
Interactive Media & Services	—	3,290	—	3,290
IT Services	—	17,995	—	17,995
Life Sciences Tools & Services	—	15,790	—	15,790
Machinery	—	24,686	—	24,686
Marine Transportation	—	2,018	—	2,018
Media	—	239,970	—	239,970
Metals & Mining	—	85,224	—	85,224
Mortgage Real Estate Investment Trusts (REITs)	—	89,880	—	89,880
Multi-Utilities	—	45,630	—	45,630
Office REITs	—	3,123	—	3,123
Oil, Gas & Consumable Fuels	—	468,505	—	468,505
Passenger Airlines	—	29,870	—	29,870

August 31, 2023	J.P. Morgan Income Funds	365

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Personal Care Products	$—	$19,159	$—	$19,159
Pharmaceuticals	—	100,784	—	100,784
Real Estate Management & Development	—	3,918	—	3,918
Residential REITs	—	10,059	—	10,059
Retail REITs	—	12,510	—	12,510
Semiconductors & Semiconductor Equipment	—	57,642	—	57,642
Software	—	70,873	—	70,873
Specialized REITs	—	23,889	—	23,889
Specialty Retail	—	79,061	—	79,061
Technology Hardware, Storage & Peripherals	—	34,247	—	34,247
Textiles, Apparel & Luxury Goods	—	5,384	—	5,384
Tobacco	—	77,896	—	77,896
Trading Companies & Distributors	—	51,228	—	51,228
Transportation Infrastructure	—	1,716	—	1,716
Water Utilities	—	1,206	—	1,206
Wireless Telecommunication Services	—	30,315	—	30,315
Total Corporate Bonds	—	4,963,638	1	4,963,639
Foreign Government Securities	—	123,290	—	123,290
Loan Assignments
Automobile Components	—	2,954	—	2,954
Beverages	—	4,811	—	4,811
Broadline Retail	—	7,271	—	7,271
Consumer Staples Distribution & Retail	—	—	1,479	1,479
Containers & Packaging	—	3,358	—	3,358
Electrical Equipment	—	3,133	—	3,133
Entertainment	—	2,832	—	2,832
Financial Services	—	1,438	—	1,438
Ground Transportation	—	4,065	—	4,065
IT Services	—	3,076	—	3,076
Leisure Products	—	—	16	16
Machinery	—	4,345	—	4,345
Personal Care Products	—	6,136	—	6,136
Semiconductors & Semiconductor Equipment	—	3,755	—	3,755
Software	—	6,085	—	6,085
Specialty Retail	—	11,353	—	11,353
Total Loan Assignments	—	64,612	1,495	66,107
Mortgage-Backed Securities	—	3,328,475	—	3,328,475
Municipal Bonds	—	20,524	—	20,524
Preferred Stocks	—	—	1,604	1,604
Rights	—	—	133	133
U.S. Government Agency Securities	—	45,280	—	45,280
U.S. Treasury Obligations	—	2,573,980	—	2,573,980
Warrants	—	—	582	582
Short-Term Investments
Investment Companies	980,164	—	—	980,164

366	J.P. Morgan Income Funds	August 31, 2023

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$548	$—	$—	$548
Total Short-Term Investments	980,712	—	—	980,712
Total Investments in Securities	$992,730	$15,247,428	$907,316	$17,147,474
Appreciation in Other Financial Instruments
Futures Contracts	$23,859	$—	$—	$23,859
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,071)	—	(1,071)
Futures Contracts	(514)	—	—	(514)
Swaps	—	(7,943)	—	(7,943)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$23,345	$(9,014)	$—	$14,331

(a)	Amount rounds to less than one thousand.

Floating Rate Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$478	$478
Common Stocks
Broadline Retail	—	—	167	167
Diversified Telecommunication Services	—	—	71	71
Media	758	—	—	758
Professional Services	—	—	1,936	1,936
Specialty Retail	—	—	890	890
Total Common Stocks	758	—	3,064	3,822
Convertible Preferred Stocks	—	—	6,237	6,237
Corporate Bonds	—	23,260	—	23,260
Loan Assignments
Aerospace & Defense	—	5,495	—	5,495
Automobile Components	—	5,188	—	5,188
Beverages	—	2,502	—	2,502
Broadline Retail	—	2,613	—	2,613
Building Products	—	8,688	—	8,688
Capital Markets	—	1,297	—	1,297
Chemicals	—	7,625	—	7,625
Commercial Services & Supplies	—	17,199	—	17,199
Communications Equipment	—	3,993	—	3,993
Construction & Engineering	—	5,606	—	5,606
Consumer Staples Distribution & Retail	—	1,623	5,013	6,636
Containers & Packaging	—	8,893	—	8,893
Diversified Consumer Services	—	3,951	—	3,951
Diversified Telecommunication Services	—	5,381	—	5,381
Electric Utilities	—	4,401	—	4,401
Electrical Equipment	—	3,703	—	3,703
Electronic Equipment, Instruments & Components	—	2,637	—	2,637

August 31, 2023	J.P. Morgan Income Funds	367

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy Equipment & Services	$—	$1,395	$—	$1,395
Entertainment	—	5,387	—	5,387
Financial Services	—	2,822	—	2,822
Food Products	—	1,612	—	1,612
Ground Transportation	—	7,099	—	7,099
Health Care Equipment & Supplies	—	7,191	—	7,191
Health Care Providers & Services	—	14,272	—	14,272
Hotels, Restaurants & Leisure	—	8,147	—	8,147
Household Durables	—	781	—	781
Independent Power and Renewable Electricity Producers	—	1,033	—	1,033
Insurance	—	7,088	—	7,088
IT Services	—	6,225	—	6,225
Leisure Products	—	882	422	1,304
Life Sciences Tools & Services	—	1,503	—	1,503
Machinery	—	8,999	—	8,999
Media	—	17,456	218	17,674
Oil, Gas & Consumable Fuels	—	3,446	—	3,446
Passenger Airlines	—	3,602	—	3,602
Personal Care Products	—	5,710	—	5,710
Pharmaceuticals	—	4,305	—	4,305
Professional Services	—	1,586	—	1,586
Semiconductors & Semiconductor Equipment	—	6,682	—	6,682
Software	—	19,503	—	19,503
Specialty Retail	—	9,413	—	9,413
Textiles, Apparel & Luxury Goods	—	978	—	978
Total Loan Assignments	—	237,912	5,653	243,565
Warrants	—	— (a)	—	— (a)
Short-Term Investments
Investment Companies	20,562	—	—	20,562
Total Investments in Securities	$21,320	$261,172	$15,432	$297,924
Appreciation in Other Financial Instruments
Swaps	$—	$66	$—	$66

(a)	Value is zero.

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$26,648	$—	$26,648
Collateralized Mortgage Obligations	—	372,475	—	372,475
Commercial Mortgage-Backed Securities	—	166,695	—	166,695
Mortgage-Backed Securities	—	487,767	—	487,767
U.S. Government Agency Securities	—	61,831	—	61,831
U.S. Treasury Obligations	—	677,746	—	677,746

368	J.P. Morgan Income Funds	August 31, 2023

Government Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$55,606	$—	$—	$55,606
Total Investments in Securities	$55,606	$1,793,162	$—	$1,848,768

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$6,076	$6,076
Common Stocks
Broadline Retail	—	—	2,584	2,584
Communications Equipment	—	—	— (a)	— (a)
Diversified Telecommunication Services	4,019	—	148	4,167
Financial Services	—	—	18	18
Media	6,929	—	—	6,929
Oil, Gas & Consumable Fuels	23,434	—	2,072	25,506
Pharmaceuticals	22	—	—	22
Professional Services	—	—	10,208	10,208
Specialized REITs	12,115	—	—	12,115
Specialty Retail	—	—	4,385	4,385
Wireless Telecommunication Services	—	—	17,236	17,236
Total Common Stocks	46,519	—	36,651	83,170
Convertible Bonds
Media	—	30,497	—	30,497
Oil, Gas & Consumable Fuels	—	—	6,229	6,229
Total Convertible Bonds	—	30,497	6,229	36,726
Convertible Preferred Stocks	—	—	30,752	30,752
Corporate Bonds
Aerospace & Defense	—	51,821	—	51,821
Automobile Components	—	206,227	—	206,227
Automobiles	—	8,761	—	8,761
Banks	—	35,926	—	35,926
Beverages	—	8,418	—	8,418
Biotechnology	—	10,021	—	10,021
Broadline Retail	—	31,095	—	31,095
Building Products	—	97,958	—	97,958
Capital Markets	—	2,453	—	2,453
Chemicals	—	128,624	—	128,624
Commercial Services & Supplies	—	151,721	—	151,721
Communications Equipment	—	43,598	—	43,598
Construction & Engineering	—	36,983	—	36,983
Construction Materials	—	2,467	—	2,467
Consumer Finance	—	176,024	—	176,024
Consumer Staples Distribution & Retail	—	73,426	—	73,426
Containers & Packaging	—	108,466	—	108,466
Distributors	—	10,894	—	10,894

August 31, 2023	J.P. Morgan Income Funds	369

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Consumer Services	$—	$3,020	$—	$3,020
Diversified REITs	—	57,387	—	57,387
Diversified Telecommunication Services	—	388,229	8	388,237
Electric Utilities	—	28,135	—	28,135
Electrical Equipment	—	35,892	—	35,892
Electronic Equipment, Instruments & Components	—	23,875	—	23,875
Energy Equipment & Services	—	44,466	—	44,466
Entertainment	—	65,514	—	65,514
Financial Services	—	30,802	—	30,802
Food Products	—	31,125	—	31,125
Gas Utilities	—	11,455	—	11,455
Ground Transportation	—	68,994	—	68,994
Health Care Equipment & Supplies	—	43,507	—	43,507
Health Care Providers & Services	—	255,945	—	255,945
Health Care Technology	—	9,998	—	9,998
Hotel & Resort REITs	—	33,514	—	33,514
Hotels, Restaurants & Leisure	—	231,391	—	231,391
Household Durables	—	47,172	—	47,172
Household Products	—	63,319	—	63,319
Independent Power and Renewable Electricity Producers	—	11,761	—	11,761
IT Services	—	32,328	—	32,328
Leisure Products	—	13,680	—	13,680
Life Sciences Tools & Services	—	5,929	—	5,929
Machinery	—	26,055	—	26,055
Media	—	442,520	—	442,520
Metals & Mining	—	62,215	—	62,215
Oil, Gas & Consumable Fuels	—	455,828	—	455,828
Paper & Forest Products	—	2,826	—	2,826
Passenger Airlines	—	46,614	—	46,614
Personal Care Products	—	24,905	—	24,905
Pharmaceuticals	—	190,902	—	190,902
Professional Services	—	6,879	—	6,879
Real Estate Management & Development	—	12,145	—	12,145
Semiconductors & Semiconductor Equipment	—	53,709	—	53,709
Software	—	75,361	—	75,361
Specialized REITs	—	13,731	—	13,731
Specialty Retail	—	109,015	—	109,015
Technology Hardware, Storage & Peripherals	—	7,529	—	7,529
Textiles, Apparel & Luxury Goods	—	2,580	—	2,580
Trading Companies & Distributors	—	50,197	—	50,197
Wireless Telecommunication Services	—	34,079	—	34,079
Total Corporate Bonds	—	4,339,411	8	4,339,419
Loan Assignments
Automobile Components	—	9,611	—	9,611
Beverages	—	7,059	—	7,059
Building Products	—	7,864	—	7,864
Chemicals	—	10,616	—	10,616
Commercial Services & Supplies	—	7,521	—	7,521

370	J.P. Morgan Income Funds	August 31, 2023

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Staples Distribution & Retail	$—	$—	$25,970	$25,970
Containers & Packaging	—	20,932	—	20,932
Diversified Telecommunication Services	—	6,061	—	6,061
Ground Transportation	—	16,549	—	16,549
Health Care Equipment & Supplies	—	4,782	—	4,782
Health Care Providers & Services	—	17,604	—	17,604
Insurance	—	2,301	—	2,301
IT Services	—	2,497	—	2,497
Leisure Products	—	13,928	403	14,331
Machinery	—	18,150	—	18,150
Media	—	32,767	—	32,767
Passenger Airlines	—	7,344	—	7,344
Personal Care Products	—	25,467	—	25,467
Semiconductors & Semiconductor Equipment	—	3,446	—	3,446
Software	—	4,676	—	4,676
Specialty Retail	—	31,213	—	31,213
Total Loan Assignments	—	250,388	26,373	276,761
Preferred Stocks	—	—	11,052	11,052
Rights	—	—	3,601	3,601
U.S. Treasury Obligations	—	50,895	—	50,895
Warrants	—	—	1,917	1,917
Short-Term Investments
Investment Companies	112,262	—	—	112,262
Total Investments in Securities	$158,781	$4,671,191	$122,659	$4,952,631

(a)	Amount rounds to less than one thousand.

Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,648,045	$363,460	$2,011,505
Collateralized Mortgage Obligations	—	932,949	41,906	974,855
Commercial Mortgage-Backed Securities	—	2,148,208	73,528	2,221,736
Common Stocks
Broadline Retail	—	—	45	45
Diversified Telecommunication Services	316	—	5	321
Media	16	—	—	16
Oil, Gas & Consumable Fuels	15,205	—	75	15,280
Pharmaceuticals	1	—	—	1
Professional Services	—	—	1	1
Specialty Retail	—	—	2	2
Wireless Telecommunication Services	—	—	3,391	3,391
Total Common Stocks	15,538	—	3,519	19,057
Convertible Bonds	—	—	2,293	2,293
Corporate Bonds
Aerospace & Defense	—	28,648	—	28,648

August 31, 2023	J.P. Morgan Income Funds	371

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Automobile Components	$—	$94,742	$—	$94,742
Automobiles	—	873	—	873
Banks	—	100,198	—	100,198
Beverages	—	7,318	—	7,318
Biotechnology	—	7,267	—	7,267
Broadline Retail	—	21,584	—	21,584
Building Products	—	46,333	—	46,333
Capital Markets	—	13,030	—	13,030
Chemicals	—	108,922	—	108,922
Commercial Services & Supplies	—	87,348	—	87,348
Communications Equipment	—	27,348	—	27,348
Construction & Engineering	—	30,237	—	30,237
Consumer Finance	—	93,366	—	93,366
Consumer Staples Distribution & Retail	—	48,821	—	48,821
Containers & Packaging	—	101,108	—	101,108
Distributors	—	2,197	—	2,197
Diversified Consumer Services	—	10,372	—	10,372
Diversified REITs	—	30,376	—	30,376
Diversified Telecommunication Services	—	207,820	2	207,822
Electric Utilities	—	66,206	—	66,206
Electrical Equipment	—	22,272	—	22,272
Electronic Equipment, Instruments & Components	—	24,714	—	24,714
Energy Equipment & Services	—	19,822	—	19,822
Entertainment	—	37,586	—	37,586
Financial Services	—	17,929	—	17,929
Food Products	—	26,661	—	26,661
Gas Utilities	—	10,811	—	10,811
Ground Transportation	—	56,480	—	56,480
Health Care Equipment & Supplies	—	32,720	—	32,720
Health Care Providers & Services	—	149,641	—	149,641
Health Care Technology	—	8,275	—	8,275
Hotel & Resort REITs	—	15,021	—	15,021
Hotels, Restaurants & Leisure	—	167,301	—	167,301
Household Durables	—	29,908	—	29,908
Household Products	—	41,472	—	41,472
Independent Power and Renewable Electricity Producers	—	10,580	—	10,580
Insurance	—	527	—	527
IT Services	—	10,545	—	10,545
Leisure Products	—	14,982	—	14,982
Machinery	—	18,396	—	18,396
Marine Transportation	—	5,600	—	5,600
Media	—	320,778	—	320,778
Metals & Mining	—	47,642	—	47,642
Mortgage Real Estate Investment Trusts (REITs)	—	72,091	—	72,091
Multi-Utilities	—	2,278	—	2,278
Oil, Gas & Consumable Fuels	—	340,786	—	340,786
Paper & Forest Products	—	1,990	—	1,990
Passenger Airlines	—	29,241	—	29,241
Personal Care Products	—	23,184	—	23,184

372	J.P. Morgan Income Funds	August 31, 2023

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pharmaceuticals	$—	$120,174	$—	$120,174
Real Estate Management & Development	—	2,031	—	2,031
Semiconductors & Semiconductor Equipment	—	29,001	—	29,001
Software	—	49,645	—	49,645
Specialized REITs	—	15,423	—	15,423
Specialty Retail	—	88,220	—	88,220
Technology Hardware, Storage & Peripherals	—	11,695	—	11,695
Tobacco	—	1,843	—	1,843
Trading Companies & Distributors	—	53,695	—	53,695
Transportation Infrastructure	—	4,188	—	4,188
Wireless Telecommunication Services	—	42,991	—	42,991
Total Corporate Bonds	—	3,112,253	2	3,112,255
Foreign Government Securities	—	317,063	—	317,063
Loan Assignments
Automobile Components	—	2,241	—	2,241
Beverages	—	1,924	—	1,924
Chemicals	—	5,560	—	5,560
Consumer Staples Distribution & Retail	—	—	5,057	5,057
Containers & Packaging	—	3,168	—	3,168
Electronic Equipment, Instruments & Components	—	1,821	—	1,821
Financial Services	—	262	—	262
Ground Transportation	—	4,224	—	4,224
Health Care Equipment & Supplies	—	3,056	—	3,056
Health Care Providers & Services	—	3,149	—	3,149
IT Services	—	2,920	—	2,920
Leisure Products	—	—	5	5
Life Sciences Tools & Services	—	677	—	677
Machinery	—	1,930	—	1,930
Media	—	4,374	—	4,374
Passenger Airlines	—	986	—	986
Personal Care Products	—	8,832	—	8,832
Pharmaceuticals	—	1,994	—	1,994
Specialty Retail	—	2,807	—	2,807
Total Loan Assignments	—	49,925	5,062	54,987
Mortgage-Backed Securities	—	1,498,789	—	1,498,789
Municipal Bonds	—	10,668	—	10,668
Preferred Stocks
Broadline Retail	—	—	11	11
Electric Utilities	3,781	—	—	3,781
Total Preferred Stocks	3,781	—	11	3,792
Rights	—	—	— (a)	— (a)
Warrants	—	—	5	5
Short-Term Investments
Investment Companies	154,397	—	—	154,397
Total Investments in Securities	$173,716	$9,717,900	$489,786	$10,381,402
Appreciation in Other Financial Instruments
Futures Contracts	$11,049	$—	$—	$11,049

August 31, 2023	J.P. Morgan Income Funds	373

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,500)	$—	$(2,500)
Futures Contracts	(3,653)	—	—	(3,653)
Swaps	—	(51,899)	—	(51,899)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$7,396	$(54,399)	$—	$(47,003)

(a)	Amount rounds to less than one thousand.

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$546,309	$77,141	$623,450
Collateralized Mortgage Obligations	—	482,662	18,535	501,197
Commercial Mortgage-Backed Securities	—	346,023	20,050	366,073
Mortgage-Backed Securities	—	2,496,097	—	2,496,097
U.S. Treasury Obligations	—	240,595	—	240,595
Short-Term Investments
Investment Companies	39,162	—	—	39,162
Total Investments in Securities	$39,162	$4,111,686	$115,726	$4,266,574
Appreciation in Other Financial Instruments
Futures Contracts	$2,048	$—	$—	$2,048

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,562,701	$71,349	$1,634,050
Collateralized Mortgage Obligations	—	622,149	59	622,208
Commercial Mortgage-Backed Securities	—	181,135	—	181,135
Corporate Bonds	—	2,207,959	—	2,207,959
Mortgage-Backed Securities	—	499,786	—	499,786
U.S. Treasury Obligations	—	1,084,093	—	1,084,093
Short-Term Investments
Investment Companies	97,909	—	—	97,909
U.S. Treasury Obligations	—	88,906	—	88,906
Total Short-Term Investments	97,909	88,906	—	186,815
Total Investments in Securities	$97,909	$6,246,729	$71,408	$6,416,046
Appreciation in Other Financial Instruments
Futures Contracts	$3,745	$—	$—	$3,745

374	J.P. Morgan Income Funds	August 31, 2023

Short Duration Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(3,992)	$—	$—	$(3,992)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(247)	$—	$—	$(247)

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$682,590	$41,263	$723,853
Collateralized Mortgage Obligations	—	167,690	—	167,690
Commercial Mortgage-Backed Securities	—	289,938	—	289,938
Common Stocks
Oil, Gas & Consumable Fuels	1,124	—	11	1,135
Wireless Telecommunication Services	—	—	343	343
Total Common Stocks	1,124	—	354	1,478
Convertible Bonds	—	—	413	413
Corporate Bonds
Aerospace & Defense	—	15,555	—	15,555
Automobile Components	—	8,546	—	8,546
Automobiles	—	5,811	—	5,811
Banks	—	712,212	—	712,212
Biotechnology	—	10,828	—	10,828
Broadline Retail	—	1,703	—	1,703
Building Products	—	4,740	—	4,740
Capital Markets	—	192,555	—	192,555
Chemicals	—	11,329	—	11,329
Commercial Services & Supplies	—	8,570	—	8,570
Communications Equipment	—	2,360	—	2,360
Construction & Engineering	—	2,912	—	2,912
Consumer Finance	—	74,298	—	74,298
Consumer Staples Distribution & Retail	—	4,328	—	4,328
Containers & Packaging	—	10,458	—	10,458
Diversified Consumer Services	—	582	—	582
Diversified Telecommunication Services	—	18,405	— (a)	18,405
Electric Utilities	—	52,830	—	52,830
Energy Equipment & Services	—	6,097	—	6,097
Entertainment	—	12,072	—	12,072
Financial Services	—	20,182	—	20,182
Food Products	—	27,790	—	27,790
Ground Transportation	—	3,676	—	3,676
Health Care Equipment & Supplies	—	1,770	—	1,770
Health Care Providers & Services	—	22,624	—	22,624
Hotel & Resort REITs	—	1,361	—	1,361
Hotels, Restaurants & Leisure	—	21,498	—	21,498
Household Durables	—	2,876	—	2,876
Household Products	—	3,654	—	3,654

August 31, 2023	J.P. Morgan Income Funds	375

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Independent Power and Renewable Electricity Producers	$—	$8,985	$—	$8,985
Insurance	—	12,614	—	12,614
IT Services	—	2,110	—	2,110
Leisure Products	—	833	—	833
Media	—	27,463	—	27,463
Metals & Mining	—	8,696	—	8,696
Multi-Utilities	—	3,896	—	3,896
Oil, Gas & Consumable Fuels	—	74,154	—	74,154
Passenger Airlines	—	4,366	—	4,366
Personal Care Products	—	1,020	—	1,020
Pharmaceuticals	—	5,976	—	5,976
Real Estate Management & Development	—	648	—	648
Semiconductors & Semiconductor Equipment	—	20,737	—	20,737
Software	—	9,890	—	9,890
Specialized REITs	—	2,735	—	2,735
Specialty Retail	—	9,315	—	9,315
Technology Hardware, Storage & Peripherals	—	1,264	—	1,264
Tobacco	—	14,145	—	14,145
Trading Companies & Distributors	—	18,358	—	18,358
Wireless Telecommunication Services	—	3,160	—	3,160
Total Corporate Bonds	—	1,491,987	— (a)	1,491,987
Foreign Government Securities	—	29,533	—	29,533
Loan Assignments	—	18,009	—	18,009
Mortgage-Backed Securities	—	511,833	—	511,833
Municipal Bonds	—	2,672	—	2,672
Rights	—	—	— (a)	— (a)
U.S. Treasury Obligations	—	564,675	—	564,675
Short-Term Investments
Investment Companies	65,769	—	—	65,769
U.S. Treasury Obligations	—	10,298	—	10,298
Total Short-Term Investments	65,769	10,298	—	76,067
Total Investments in Securities	$66,893	$3,769,225	$42,030	$3,878,148
Appreciation in Other Financial Instruments
Futures Contracts	$4,210	$—	$—	$4,210
Depreciation in Other Financial Instruments
Futures Contracts	(2,429)	—	—	(2,429)
Swaps	—	(2,066)	—	(2,066)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,781	$(2,066)	$—	$(285)

(a)	Amount rounds to less than one thousand.

376	J.P. Morgan Income Funds	August 31, 2023

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Core Bond Fund	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$1,383,442	$7	$(19,006)	$148	$285,870	$(381,279)	$—	$(42,351)	$73,413	$1,300,244
Collateralized Mortgage Obligations	360,930	—	2,649	1	110,541	(45,730)	—	(86,029)	(80,963)	261,399
Commercial Mortgage-Backed Securities	76,979	—	(1,543)	29	37	(3,193)	18,572	(7,550)	7,550	90,881
Mortgage-Backed Securities	63,826	—	1,432	—	(65,258)	—	—	—	—	—
Total	$1,885,177	$7	$(16,468)	$178	$331,190	$(430,202)	$18,572	$(135,930)	$—	$1,652,524

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Commercial Mortgage-Backed Securities and Asset-Backed Securities, Collateralized Mortgage Obligations.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $(19,796). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.
Core Plus Bond Fund	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$703,664	$360	$(20,034)	$129	$87,934	$(172,998)	$14,901	$—	$38,284	$652,240
Collateralized Mortgage Obligations	152,633	(126)	(896)	— (b)	53,194	(5,820)	—	(46,029)	(40,879)	112,077
Commercial Mortgage-Backed Securities	152,497	(11)	(5,857)	(14)	374	(16,908)	—	(2,595)	2,595	130,081
Common Stocks	5,367	75	(1,047)	—	—	(76)	—	—	—	4,319
Convertible Bonds	699	—	548	—	—	—	—	—	—	1,247
Convertible Preferred Stocks	3,418	—	119	—	—	—	—	—	—	3,537
Corporate Bonds	1	2	—	—	—	(2)	—	—	—	1
Loan Assignments	1,824	—	(290)	227	35	(12)	1,519	(1,808)	—	1,495
Preferred Stocks	1,853	—	(249)	—	—	—	—	—	—	1,604
Rights	133	—	— (b)	—	—	—	—	—	—	133
Warrants	1,041	—	(459)	—	—	—	—	—	—	582
Total	$1,023,130	$300	$(28,165)	$342	$141,537	$(195,816)	$16,420	$(50,432)	$—	$907,316

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities, Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $(29,004). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

August 31, 2023	J.P. Morgan Income Funds	377

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.
Floating Rate Income Fund	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2023
Investments in Securities:
Collateralized Mortgage Obligations	$—	$—	$(43)	$—	$521	$—	$—	$—	$478
Common Stocks	4,100	—	(1,036)	—	—	—	—	—	3,064
Convertible Preferred Stocks	6,025	—	212	—	—	—	—	—	6,237
Loan Assignments	423	—	(290)	46	863	(127)	4,738	—	5,653
Warrants	49	—	(49)	—	—	—	—	—	—
Total	$10,597	$—	$(1,206)	$46	$1,384	$(127)	$4,738	$—	$15,432

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $(1,158). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
For the six months ended August 31, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
High Yield Fund	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2023
Investments in Securities:
Collateralized Mortgage Obligations	$—	$—	$(551)	$—	$6,627	$—	$—	$—	$6,076
Common Stocks	45,294	296	(8,639)	—	—	(300)	—	—	36,651
Convertible Bonds	3,490	—	2,739	—	—	—	—	—	6,229
Convertible Preferred Stocks	29,715	—	1,037	—	—	—	—	—	30,752
Corporate Bonds	8	16	—	—	—	(16)	—	—	8
Loan Assignments	403	—	(137)	(1,220)	6,900	(1,221)	21,648	—	26,373
Preferred Stocks	12,406	—	(1,354)	—	—	—	—	—	11,052
Rights	3,601	—	— (a)	—	—	—	—	—	3,601
Warrants	3,389	—	(1,472)	—	—	—	—	—	1,917
Total	$98,306	$312	$(8,377)	$(1,220)	$13,527	$(1,537)	$21,648	$—	$122,659

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $(8,275). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

378	J.P. Morgan Income Funds	August 31, 2023

There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.
Income Fund	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$465,454	$914	$(7,230)	$(51)	$10,497	$(103,705)	$—	$(28,035)	$25,616	$363,460
Collateralized Mortgage Obligations	91,311	—	(213)	2	2,633	(344)	—	(25,867)	(25,616)	41,906
Commercial Mortgage-Backed Securities	77,389	—	(3,890)	— (b)	29	—	—	—	—	73,528
Common Stocks	3,798	11	(277)	—	—	(13)	—	—	—	3,519
Convertible Bonds	1,285	—	1,008	—	—	—	—	—	—	2,293
Corporate Bonds	2	3	—	—	—	(3)	—	—	—	2
Loan Assignments	334	—	(299)	91	3,251	(342)	2,356	(329)	—	5,062
Preferred Stocks	12	—	(1)	—	—	—	—	—	—	11
Rights	— (b)	—	— (b)	—	—	—	—	—	—	— (b)
Warrants	13	—	(8)	—	—	—	—	—	—	5
Total	$639,598	$928	$(10,910)	$42	$16,410	$(104,407)	$2,356	$(54,231)	$—	$489,786

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $(11,391). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
For the six months ended August 31, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
Mortgage-Backed Securities Fund	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$73,167	$— (b)	$(456)	$(13)	$2,107	$(31,416)	$4,033	$—	$29,719	$77,141
Collateralized Mortgage Obligations	59,308	—	26	2	13,648	(8,257)	—	(16,473)	(29,719)	18,535
Commercial Mortgage-Backed Securities	24,498	—	(818)	(2)	862	(4,490)	—	—	—	20,050
Mortgage-Backed Securities	—	—	249	—	(12,765)	12,516	—	—	—	—
Total	$156,973	$— (b)	$(999)	$(13)	$3,852	$(31,647)	$4,033	$(16,473)	$—	$115,726

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $(1,860). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.

August 31, 2023	J.P. Morgan Income Funds	379

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Bond Fund	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$40,155	$—	$1,061	$17	$17,251	$(17,212)	$4,642	$(4,662)	$30,097	$71,349
Collateralized Mortgage Obligations	32,172	—	98	— (b)	—	(2,114)	—	—	(30,097)	59
Total	$72,327	$—	$1,159	$17	$17,251	$(19,326)	$4,642	$(4,662)	$—	$71,408

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $1,098. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.
Short Duration Core Plus Fund	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2023
Investments in Securities:
Asset-Backed Securities	$32,692	$—	$404	$— (b)	$10,000	$(5,317)	$—	$(1,703)	$5,187	$41,263
Collateralized Mortgage Obligations	5,187	—	—	— (b)	—	—	—	—	(5,187)	—
Common Stocks	375	2	(22)	—	—	(1)	—	—	—	354
Convertible Bonds	232	—	181	—	—	—	—	—	—	413
Corporate Bonds	— (b)	— (b)	—	—	—	— (b)	—	—	—	— (b)
Rights	— (b)	—	— (b)	—	—	—	—	—	—	— (b)
Total	$38,486	$2	$563	$— (b)	$10,000	$(5,318)	$—	$(1,703)	$—	$42,030

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2023, which were valued using significant unobservable inputs (level 3), amounted to $564. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair

380	J.P. Morgan Income Funds	August 31, 2023

value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Core Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$358,674	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (5.30%)
			Yield (Discount Rate of Cash Flows)	4.11% - 10.02% (7.37%)

Asset-Backed Securities	358,674
	61,680	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 3.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	0.00% - 11.69% (11.28%)

Collateralized Mortgage Obligations	61,680
Total	$420,354

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At August 31, 2023, the value of these investments was $ 1,232,170. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Core Plus
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4	Terms of Exchange Offer	Expected Recovery	$0.00 ($0.00)
	- (b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)
Common Stocks	4
	1,247	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	1,247
	194,567	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (9.65%)
			Constant Default Rate	0.00% - 30.00% (1.36%)
			Yield (Discount Rate of Cash Flows)	4.11% - 33.22% (10.26%)

Asset-Backed Securities	194,567
	21,036	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.68% (15.68%)

Collateralized Mortgage Obligations	21,036
	16	Terms of Exchange Offer	Expected Recovery	10.90% (10.90%)
	727	Discounted Cashflows	Yield (Discount Rate of Cash Flows)	19.70% - 21.70% (21.03%)
	752	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
		Discounted Cashflows	Yield (Discount Rate of Cash Flows)	29.00% (29.00%)

August 31, 2023	J.P. Morgan Income Funds	381

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Loan Assignments	1,495
	- (b)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Rights	- (b)
Total	$218,349

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At August 31, 2023, the value of these investments was $ 688,967. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
Floating Rate
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$945	Term of Restructuring	Expected Recovery	10.90% - 100.00% (60.20%)
	2,671	Discounted Cashflows	Yield (Discount Rate of Cash Flows)	19.70% - 21.70% (20.58%)
	1,819	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
		Discounted Cashflows	Yield (Discount Rate of Cash Flows)	29.00% (29.00%)

Loan Assignments	5,435
	167	Term of Restructuring	Expected Recovery	$1.00 ($1.00)

Common Stocks	167
Total	$5,602

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At August 31, 2023, the value of these investments was $9,830. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
High Yield
Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18	Terms of Exchange Offer / Restructuring	Expected Recovery	$0.01 ($0.01)
	- (b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	18
	607	Term of Restructuring	Liquidation Preference	71.43x (71.43x)
	-	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

382	J.P. Morgan Income Funds	August 31, 2023

	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	607
	6,653	Terms of Restructuring	Expected Recovery	10.90% - 100% (94.61%)
	14,777	Discounted Cashflows	Yield (Discount Rate of Cash Flows)	19.70% - 21.70% (20.13%)
	4,943	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
		Discounted Cashflows	Yield (Discount Rate of Cash Flows)	29.00% (29.00%)

Loan Assignments	26,373
	6,229	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	6,229
	2	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Rights	2
Total	$33,229

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At August 31, 2023, the value of these investments was $89,430. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$28,914	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (9.80%)
			Constant Default Rate	0.00% - 12.00% (1.81%)
			Yield (Discount Rate of Cash Flows)	7.68% - 12.76% (9.28%)

Asset-Backed Securities	28,914
	10,765	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.68% (15.68%)

Collateralized Mortgage Obligations	10,765
	2,293	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	2,293
	3,033	Terms of Exchange Offer	Expected Recovery	10.90% - 100.00% (99.86%)
	1,987	Discounted Cashflows	Yield (Discount Rate of Cash Flows)	19.70% - 21.70% (19.43%)
	42	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)

August 31, 2023	J.P. Morgan Income Funds	383

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
		Discounted Cashflows	Yield (Discount Rate of Cash Flows)	29.00% (29.00%)

Loan Assignments	5,062
	- (c)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Rights	- (c)
Total	$47,034

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At August 31, 2023, the value of these investments was $442,752. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
Mortgage-Backed
Securities Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$50,793	Discounted Cash Flow	Constant Prepayment Rate	3.00% - 90.00% (25.11%)
			Yield (Discount Rate of Cash Flows)	4.11% - 11.91% (7.50%)
Asset-Backed Securities	50,793
	4,107	Discounted Cash Flow	Constant Prepayment Rate	3.00% - 100.00% (29.49%)
			Constant Default Rate	0.00% - 2.99% (0.03%)
			Yield (Discount Rate of Cash Flows)	0.00% - 9.39% (8.44%)

Collateralized Mortgage Obligations	4,107
Total	$54,900

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At August 31, 2023, the value of these investments was $60,826. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Short
Duration
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$51,095	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (35.45%)
			Yield (Discount Rate of Cash Flows)	5.88% - 8.21% (6.87%)
Asset-Backed Securities	51,095
Total	$51,095

384	J.P. Morgan Income Funds	August 31, 2023

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At August 31, 2023, the value of these investments was $20,313. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Short
Duration
Core Plus Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$15,022	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (12.11%)
			Yield (Discount Rate of Cash Flows)	6.95% - 9.22% (7.65%)

Asset-Backed Securities	15,022
	413	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	413
	- (b)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Rights	- (b)
Total	$15,435

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At August 31, 2023, the value of these investments was $26,595. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invest in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund's rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims by their creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.

August 31, 2023	J.P. Morgan Income Funds	385

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
At August 31, 2023, Floating Rate Income Fund had investments in loan assignments that amounted to more than 5% of the Funds’ net assets, by agent bank as follows:
Agent Bank	Percentage
Credit Suisse International	13.6%
Bank of America NA	13.4
Barclays Bank plc	12.8
Goldman Sachs International	7.5
JPMorgan Chase Bank, N.A.	7.2
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — Core Bond Fund, Core Plus Bond Fund, Income Fund and Mortgage-Backed Securities Fund purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, Income Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB.
Core Bond Fund, Core Plus Bond Fund, Income Fund and Mortgage-Backed Securities Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2023, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2023 are detailed on the SOIs, if any.
E. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses

386	J.P. Morgan Income Funds	August 31, 2023

that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2023.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Core Plus Bond Fund	$1	$(1)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended August 31, 2023, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Core Plus Bond Fund	$— (a)

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Core Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund did not lend out any securities during the six months ended August 31, 2023.
F. Investment Transactions with Affiliates — The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Core Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$1,056,388	$7,213,676	$6,330,544	$(211)	$102	$1,939,411	1,938,829	$38,481	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

Core Plus Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$826,935	$2,804,728	$2,651,364	$(196)	$61	$980,164	979,870	$23,194	$—

August 31, 2023	J.P. Morgan Income Funds	387

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Core Plus Bond Fund (continued)
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.50% (a) (b)	$120	$—	$—	$— *	$— (c)	$120	120	$3 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	428	—	—	—	—	428	428	9 *	—
Total	$827,483	$2,804,728	$2,651,364	$(196)	$61	$980,712		$23,206	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Floating Rate Income Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (a) (b)	$20,388	$79,087	$78,913	$—	$—	$20,562	20,562	$383	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

Government Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (a) (b)	$123,090	$195,303	$262,787	$—	$—	$55,606	55,606	$2,079	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

388	J.P. Morgan Income Funds	August 31, 2023

High Yield Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (a) (b)	$12,389	$971,864	$871,991	$—	$—	$112,262	112,262	$3,516	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

Income Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$225,246	$1,642,537	$1,713,381	$(25)	$20	$154,397	154,350	$1,424	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

Mortgage-Backed Securities Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$149,512	$899,924	$1,010,226	$(30)	$(18)	$39,162	39,150	$3,323	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

Short Duration Bond Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (a) (b)	$289,870	$1,642,765	$1,834,726	$—	$—	$97,909	97,909	$5,948	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.

August 31, 2023	J.P. Morgan Income Funds	389

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Short Duration Core Plus Fund
For the six months ended August 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2023	Shares at August 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.46% (a) (b)	$117,008	$789,296	$840,508	$(24)	$(3)	$65,769	65,749	$2,832	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2023.
G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
H. Derivatives  —Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

390	J.P. Morgan Income Funds	August 31, 2023

Notes I(1) — I(3) below describe the various derivatives used by the Funds.
(1) Futures Contracts — Core Bond Fund, Core Plus Bond Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund  used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Forward Foreign Currency Exchange Contracts —  Core Plus Bond Fund and Income Fund are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3) Swaps  —  Core Plus Bond Fund, Floating Rate Income Fund, Income Fund and Short Duration Core Plus Fund engaged in various swap transactions, to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

August 31, 2023	J.P. Morgan Income Funds	391

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Core Plus Bond Fund, Floating Rate Income Fund, Income Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
(4) Summary of Derivatives Information —The following tables present the value of derivatives held as of August 31, 2023, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	Income Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$—	$(1,071)	$—	$(2,500)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	29,181	23,859	—	11,049
Unrealized Depreciation on Futures Contracts *	—	(514)	—	(3,653)
Credit Risk Exposure:
Swaps at Value (Assets) **	—	—	58	—
Swaps at Value (Liabilities) **	—	(6,334)	—	(63,951)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	29,181	23,345	—	7,396
Swaps at Value **	—	(6,334)	58	(63,951)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(1,071)	—	(2,500)

392	J.P. Morgan Income Funds	August 31, 2023

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$2,048	$3,745	$4,210
Unrealized Depreciation on Futures Contracts *	—	(3,992)	(2,429)
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	—	(2,361)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	2,048	(247)	1,781
Swaps at Value **	—	—	(2,361)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2023, by primary underlying risk exposure:
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	Income Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$(5,479)	$—	$(13,133)
Interest Rate Risk Exposure:
Futures Contracts	(153,801)	(104,306)	—	(74,501)
Credit Exposure Risk:
Swap Contracts	—	(12,602)	55	(27,313)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	—	1,597	—	4,409
Interest Rate Risk Exposure:
Futures Contracts	32,589	26,576	—	12,972
Credit Exposure Risk:
Swap Contracts	—	10,587	66	(17,436)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(7,499)	$(20,088)	$(11,328)
Credit Exposure Risk:
Swap Contracts	—	—	(4,307)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	2,324	4,782	2,245

August 31, 2023	J.P. Morgan Income Funds	393

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Credit Exposure Risk:
Swap Contracts	$—	$—	$2,123
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2023.
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	Income Fund
Futures Contracts:
Average Notional Balance Long	$3,786,147	$3,497,699	$—	$4,149,869
Average Notional Balance Short	—	(87,619)	—	(636,795)
Ending Notional Balance Long	5,219,064	4,024,837	—	2,284,116
Ending Notional Balance Short	—	(71,160)	—	(407,170)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	(53,514)	—	(125,907)
Average Settlement Value Sold	—	7,398	—	15,371
Ending Settlement Value Purchased	—	(39,498)	—	(92,220)
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	362,760	—	686,134
Average Notional Balance -Sell Protection	—	—	1,071	189,374
Ending Notional Balance - Buy Protection	—	339,195	—	717,696
Ending Notional Balance - Sell Protection	—	—	1,500	181,517

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Futures Contracts:
Average Notional Balance Long	$319,679	$2,288,108	$1,016,471
Average Notional Balance Short	—	(693,670)	(339,007)
Ending Notional Balance Long	323,467	2,013,646	1,116,886
Ending Notional Balance Short	—	(599,475)	(291,232)
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	—	61,500
Ending Notional Balance - Buy Protection	—	—	61,500
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.
Core Plus Bond Fund and Income Fund’s derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2023 are as follows:
Fund		Fund Counterparty	Value of swap contracts	Collateral amount
Core Plus Bond Fund	Collateral Posted	Barclays Bank plc	$—	$440
	Collateral Posted	Citibank, NA	(1,902)	1,980
Income Fund	Collateral Posted	Citibank, NA	(9,678)	9,610
	Collateral Posted	Morgan Stanley	(34,395)	34,770
The Funds' derivatives contracts held at August 31, 2023 are not accounted for as hedging instruments under GAAP.

394	J.P. Morgan Income Funds	August 31, 2023

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
Core Bond Fund, Core Plus Bond Fund and Government Bond Fund invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
J. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2023 are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Core Bond Fund
Transfer agency fees	$41	$4	$67	$3	$1	$— (a)	$2	$111	$229
Core Plus Bond Fund
Transfer agency fees	24	2	27	3	1	— (a)	— (a)	74	131
Floating Rate Income Fund
Transfer agency fees	2	1	1	n/a	n/a	n/a	n/a	— (a)	4
Government Bond Fund
Transfer agency fees	14	1	5	2	1	— (a)	n/a	9	32
High Yield Fund
Transfer agency fees	14	1	2	1	— (a)	— (a)	— (a)	21	39
Income Fund
Transfer agency fees	5	7	35	n/a	n/a	n/a	n/a	6	53
Mortgage-Backed Securities Fund
Transfer agency fees	3	1	7	n/a	n/a	n/a	n/a	15	26
Short Duration Bond Fund
Transfer agency fees	9	1	7	n/a	n/a	n/a	n/a	25	42
Short Duration Core Plus Fund
Transfer agency fees	4	— (a)	8	n/a	n/a	n/a	n/a	10	22

(a)	Amount rounds to less than one thousand.

August 31, 2023	J.P. Morgan Income Funds	395

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
L. Foreign Taxes —The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
M. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  and paid at least monthly, except for Income Fund, for which distributions are generally declared daily and paid at least monthly. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.30
Floating Rate Income Fund	0.55
Government Bond Fund	0.28
High Yield Fund	0.50
Income Fund	0.30
Mortgage-Backed Securities Fund	0.25
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2023, the effective annualized rate for Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund was 0.04%, 0.07%, 0.075%, 0.075%, 0.075%, 0.07%, 0.075%, 0.075% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A , Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The

396	J.P. Morgan Income Funds	August 31, 2023

Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
The Distributor waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2023, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Core Bond Fund	$110	$—
Core Plus Bond Fund	89	3
Floating Rate Income Fund	3	—
Government Bond Fund	8	— (a)
High Yield Fund	21	— (a)
Income Fund	51	— (a)
Mortgage-Backed Securities Fund	3	—
Short Duration Bond Fund	34	— (a)
Short Duration Core Plus Fund	9	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Floating Rate Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Government Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Mortgage-Backed Securities Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

August 31, 2023	J.P. Morgan Income Funds	397

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements —The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund	0.75%	n/a	0.50%	n/a	n/a	n/a	n/a	n/a
Core Plus Bond Fund	0.75	n/a	0.46	n/a	n/a	n/a	n/a	n/a
Floating Rate Income Fund	1.00	1.50%	0.75	n/a	n/a	n/a	n/a	0.65%
Government Bond Fund	0.70	1.20	0.45	1.05%	0.80%	0.55%	n/a	0.30
High Yield Fund	0.90	1.40	0.65	1.25	1.00	0.75	0.60%	0.50
Income Fund	0.65	1.20	0.40	n/a	n/a	n/a	n/a	0.40
Mortgage-Backed Securities Fund	0.65	1.15	0.40	n/a	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.59	1.09	0.34	n/a	n/a	n/a	n/a	0.28
Short Duration Core Plus Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.33
The expense limitation agreements were in effect for the six months ended August 31, 2023 and the contractual limitation percentages are in place until at least June 30, 2024.
For the six months ended August 31, 2023, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$6	$—	$7,172	$7,178	$—
Core Plus Bond Fund	3	—	4,675	4,678	—
Floating Rate Income Fund	99	66	178	343	—
Government Bond Fund	493	328	580	1,401	—
High Yield Fund	1,278	851	595	2,724	— (a)
Income Fund	—	—	8,088	8,088	—
Mortgage-Backed Securities Fund	1,200	799	949	2,948	—
Short Duration Bond Fund	643	428	2,087	3,158	—
Short Duration Core Plus Fund	202	135	2,332	2,669	—

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2023 were as follows:

Core Bond Fund	$1,496
Core Plus Bond Fund	929
Floating Rate Income Fund	17
Government Bond Fund	96
High Yield Fund	126
Income Fund	74
Mortgage-Backed Securities Fund	143

398	J.P. Morgan Income Funds	August 31, 2023

Short Duration Bond Fund	$275
Short Duration Core Plus Fund	74
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2023 the amount of these reimbursements were as follows:

Core Bond Fund	$4
Core Plus Bond Fund	2
Floating Rate Income Fund	1
Government Bond Fund	1
High Yield Fund	1
Income Fund	2
Mortgage-Backed Securities Fund	1
Short Duration Bond Fund	1
Short Duration Core Plus Fund	1
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2023, Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$5,052,506	$1,826,732	$560,683	$19,255
Core Plus Bond Fund	3,538,057	2,618,320	376,700	507,627
Floating Rate Income Fund	29,610	52,165	—	—
Government Bond Fund	66,628	68,802	125,631	19,791
High Yield Fund	728,024	411,617	50,980	—
Income Fund	8,915,751	9,332,764	—	—
Mortgage-Backed Securities Fund	698,944	333,167	110,877	58,783
Short Duration Bond Fund	986,559	1,427,758	1,449,652	1,292,750
Short Duration Core Plus Fund	321,594	865,694	548,068	508,843

August 31, 2023	J.P. Morgan Income Funds	399

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$44,086,561	$74,718	$4,150,057	$(4,075,339)
Core Plus Bond Fund	18,913,142	66,061	1,815,789	(1,749,728)
Floating Rate Income Fund	306,527	7,746	16,291	(8,545)
Government Bond Fund	2,078,902	2,611	232,745	(230,134)
High Yield Fund	5,374,669	101,887	523,925	(422,038)
Income Fund	11,415,064	74,857	1,167,574	(1,092,717)
Mortgage-Backed Securities Fund	4,719,356	11,652	462,386	(450,734)
Short Duration Bond Fund	6,673,487	6,531	264,219	(257,688)
Short Duration Core Plus Fund	4,133,737	7,870	264,039	(256,169)
At February 28, 2023, the following Funds had net capital loss carryforwards which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Bond Fund	$143,100	$123,714
Core Plus Bond Fund	152,150	205,094
Floating Rate Income Fund	47,043	292,282
Government Bond Fund	2,694	25,054
High Yield Fund	5,303	533,605
Income Fund	—	160,963
Mortgage-Backed Securities Fund	61,561	43,944
Short Duration Bond Fund	83,467	51,547
Short Duration Core Plus Fund	190,952	100,259
Specified ordinary losses and net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2023, the Funds deferred to March 1, 2023 the following specified ordinary losses and net capital losses (gains):
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Core Bond Fund	$16,381	$87,243	$—
Core Plus Bond Fund	39,113	83,608	4,379
Floating Rate Income Fund	1,496	9,491	—
Government Bond Fund	—	5,161	—
High Yield Fund	4,651	10,363	—
Income Fund	11,067	166,608	—
Mortgage-Backed Securities Fund	(1,773)	7,653	—
Short Duration Bond Fund	16,538	38,339	—
Short Duration Core Plus Fund	(31,119)	85,120	—

400	J.P. Morgan Income Funds	August 31, 2023

During the year ended February 28, 2023, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Government Bond Fund	$363
Income Fund	43,350
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at  August 31, 2023. Average borrowings from the Facility during the six months ended August 31, 2023 were as follows:
	Average Borrowings	Average Interest Rate paid	Number of Days Outstanding	Interest Paid
Income Fund	$15,029	5.44%	4	$9
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 30, 2023.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2023.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Daily Simple SOFR Rate. Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2023.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

August 31, 2023	J.P. Morgan Income Funds	401

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
As of August 31, 2023, the following Funds had  individual shareholder and/or  omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	—	— %	2	23.4%
Core Plus Bond Fund	1	10.2	1	19.1
Floating Rate Income Fund	1	51.9	2	27.3
Government Bond Fund	—	—	3	42.6
High Yield Fund	1	12.5	1	22.4
Income Fund	1	25.7	1	26.2
Mortgage-Backed Securities Fund	1	28.8	—	—
Short Duration Bond Fund	1	43.9	1	19.7
Short Duration Core Plus Fund	1	41.4	1	11.0
As of August 31, 2023, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Core Plus Bond Fund	12.8%	— %
High Yield Fund	17.8	10.7
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid

402	J.P. Morgan Income Funds	August 31, 2023

secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
LIBOR was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Funds' loans, notes, derivatives and other instruments or investments comprising some or all of the Funds' investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of the Funds' investments may have transitioned from LIBOR or will transition from LIBOR in the future. The transition from LIBOR to alternative reference rates may result in operational issues for the Funds or their investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Funds and their investments.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility,  exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
8. Transfer in-Kind
During the period ended August 31, 2023, certain shareholders  sold shares of Core Plus Bond Fund for the below given class. The portfolio securities were delivered primarily by means of redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below.
Fund	Class	Date	Value	Gain/Loss	Type
Core Plus Bond Fund	Class A	July 28, 2023	$511,583 (a)	$(36,649)	Redemption-in-kind

(a)	This amount includes cash of approximately $83,616 associated with the redemption in-kind.

August 31, 2023	J.P. Morgan Income Funds	403

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2023, and continued to hold your shares at the end of the reporting period, August 31, 2023.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Fund
Class A
Actual	$1,000.00	$1,005.50	$3.78	0.75%
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class C
Actual	1,000.00	1,002.50	6.69	1.33
Hypothetical	1,000.00	1,018.45	6.75	1.33
Class I
Actual	1,000.00	1,007.80	2.47	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49
Class R2
Actual	1,000.00	1,003.80	5.49	1.09
Hypothetical	1,000.00	1,019.66	5.53	1.09
Class R3
Actual	1,000.00	1,005.10	4.18	0.83
Hypothetical	1,000.00	1,020.96	4.22	0.83
Class R4
Actual	1,000.00	1,006.30	3.03	0.60
Hypothetical	1,000.00	1,022.12	3.05	0.60
Class R5
Actual	1,000.00	1,007.10	2.17	0.43
Hypothetical	1,000.00	1,022.98	2.19	0.43
Class R6
Actual	1,000.00	1,007.60	1.67	0.33
Hypothetical	1,000.00	1,023.48	1.68	0.33

404	J.P. Morgan Income Funds	August 31, 2023

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Plus Bond Fund
Class A
Actual	$1,000.00	$1,007.70	$3.73	0.74%
Hypothetical	1,000.00	1,021.42	3.76	0.74
Class C
Actual	1,000.00	1,005.80	6.96	1.38
Hypothetical	1,000.00	1,018.20	7.00	1.38
Class I
Actual	1,000.00	1,009.20	2.27	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Class R2
Actual	1,000.00	1,005.70	5.75	1.14
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class R3
Actual	1,000.00	1,007.00	4.49	0.89
Hypothetical	1,000.00	1,020.66	4.52	0.89
Class R4
Actual	1,000.00	1,008.30	3.18	0.63
Hypothetical	1,000.00	1,021.97	3.20	0.63
Class R5
Actual	1,000.00	1,009.10	2.37	0.47
Hypothetical	1,000.00	1,022.77	2.39	0.47
Class R6
Actual	1,000.00	1,009.60	1.87	0.37
Hypothetical	1,000.00	1,023.28	1.88	0.37
JPMorgan Floating Rate Income Fund
Class A
Actual	1,000.00	1,040.60	5.08	0.99
Hypothetical	1,000.00	1,020.16	5.03	0.99
Class C
Actual	1,000.00	1,036.90	7.63	1.49
Hypothetical	1,000.00	1,017.65	7.56	1.49
Class I
Actual	1,000.00	1,042.00	3.80	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74
Class R6
Actual	1,000.00	1,042.50	3.29	0.64
Hypothetical	1,000.00	1,021.92	3.25	0.64
JPMorgan Government Bond Fund
Class A
Actual	1,000.00	1,001.30	3.47	0.69
Hypothetical	1,000.00	1,021.67	3.51	0.69
Class C
Actual	1,000.00	998.80	5.98	1.19
Hypothetical	1,000.00	1,019.15	6.04	1.19
Class I
Actual	1,000.00	1,002.60	2.21	0.44
Hypothetical	1,000.00	1,022.92	2.24	0.44
Class R2
Actual	1,000.00	999.60	5.23	1.04
Hypothetical	1,000.00	1,019.91	5.28	1.04

August 31, 2023	J.P. Morgan Income Funds	405

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Government Bond Fund (continued)
Class R3
Actual	$1,000.00	$1,000.80	$3.97	0.79%
Hypothetical	1,000.00	1,021.17	4.01	0.79
Class R4
Actual	1,000.00	1,002.10	2.72	0.54
Hypothetical	1,000.00	1,022.42	2.75	0.54
Class R6
Actual	1,000.00	1,003.30	1.46	0.29
Hypothetical	1,000.00	1,023.68	1.48	0.29
JPMorgan High Yield Fund
Class A
Actual	1,000.00	1,033.70	4.60	0.90
Hypothetical	1,000.00	1,020.61	4.57	0.90
Class C
Actual	1,000.00	1,031.00	7.15	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class I
Actual	1,000.00	1,036.40	3.33	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class R2
Actual	1,000.00	1,031.90	6.38	1.25
Hypothetical	1,000.00	1,018.85	6.34	1.25
Class R3
Actual	1,000.00	1,032.90	5.11	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00
Class R4
Actual	1,000.00	1,034.20	3.83	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class R5
Actual	1,000.00	1,034.90	3.07	0.60
Hypothetical	1,000.00	1,022.12	3.05	0.60
Class R6
Actual	1,000.00	1,035.50	2.56	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
JPMorgan Income Fund
Class A
Actual	1,000.00	1,015.90	3.29	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class C
Actual	1,000.00	1,013.00	6.07	1.20
Hypothetical	1,000.00	1,019.10	6.09	1.20
Class I
Actual	1,000.00	1,017.30	2.03	0.40
Hypothetical	1,000.00	1,023.13	2.03	0.40
Class R6
Actual	1,000.00	1,016.00	1.98	0.39
Hypothetical	1,000.00	1,023.18	1.98	0.39
JPMorgan Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,006.70	3.28	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65

406	J.P. Morgan Income Funds	August 31, 2023

	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mortgage-Backed Securities Fund (continued)
Class C
Actual	$1,000.00	$1,004.50	$5.79	1.15%
Hypothetical	1,000.00	1,019.36	5.84	1.15
Class I
Actual	1,000.00	1,007.20	2.02	0.40
Hypothetical	1,000.00	1,023.13	2.03	0.40
Class R6
Actual	1,000.00	1,008.00	1.21	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24
JPMorgan Short Duration Bond Fund
Class A
Actual	1,000.00	1,017.40	2.94	0.58
Hypothetical	1,000.00	1,022.22	2.95	0.58
Class C
Actual	1,000.00	1,014.80	5.52	1.09
Hypothetical	1,000.00	1,019.66	5.53	1.09
Class I
Actual	1,000.00	1,018.70	1.67	0.33
Hypothetical	1,000.00	1,023.48	1.68	0.33
Class R6
Actual	1,000.00	1,019.00	1.37	0.27
Hypothetical	1,000.00	1,023.78	1.37	0.27
JPMorgan Short Duration Core Plus Fund
Class A
Actual	1,000.00	1,017.20	3.25	0.64
Hypothetical	1,000.00	1,021.92	3.25	0.64
Class C
Actual	1,000.00	1,014.70	5.77	1.14
Hypothetical	1,000.00	1,019.41	5.79	1.14
Class I
Actual	1,000.00	1,018.50	1.98	0.39
Hypothetical	1,000.00	1,023.18	1.98	0.39
Class R6
Actual	1,000.00	1,018.80	1.67	0.33
Hypothetical	1,000.00	1,023.48	1.68	0.33

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

August 31, 2023	J.P. Morgan Income Funds	407

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

408	J.P. Morgan Income Funds	August 31, 2023

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 20-21, 2023 and August 8-10, 2023, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 10, 2023.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information includes the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds  provided by an independent investment consulting firm (the “independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”).  The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers.  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements.  The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•  The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•  The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•  The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•  Information about the structure and distribution strategy for each Fund and how it fits with the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•  The administration services provided by the Adviser in its role as Administrator;

August 31, 2023	J.P. Morgan Income Funds	409

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
•  Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•  The overall reputation and capabilities of the Adviser and its affiliates;
•  The commitment of the Adviser to provide high quality service to the Funds;
•  Their overall confidence in the Adviser’s integrity; and
•  The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund.  The Trustees reviewed and discussed this information.  The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively.  These fees were shown separately in the profitability analysis presented to the Trustees.  The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’
distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances).  The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds.  The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints.  The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale.  The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses.  The Trustees noted that the fees remain fair and reasonable relative to peer funds.  The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds.  The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's

410	J.P. Morgan Income Funds	August 31, 2023

investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements.  The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets.  The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.  The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, and Short Duration Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees.  In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum.  The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant.  The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Core Bond Fund’s performance for Class A shares was in the first, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class I shares was in the first, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Core Plus Bond Fund’s performance for Class A shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that the performance for Class I shares was in the first, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the second quintile of

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(Unaudited) (continued)
the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Floating Rate Income Fund’s performance for Class A shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for both Class I and Class R6 shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Government Bond Fund’s performance for Class A shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class I shares was in the third, second and second quintiles of the Universe for the one-, three-and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the third, second and second quintiles of the Universe for the one-,three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the High Yield Fund’s performance for both Class A and Class I shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Income Fund’s performance for Class A, Class I and Class R6 shares was in the second, third, and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Mortgage-Backed Securities Fund’s performance for Class A shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that performance for Class I shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Short Duration Bond Fund’s performance for Class A shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees noted that performance for Class I shares was in the first, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2022.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Short Duration Core Plus Fund’s performance for Class A shares was in the fifth, fourth and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class I shares was in the fourth, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees noted that the performance for Class R6 shares was in the fourth, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the

412	J.P. Morgan Income Funds	August 31, 2023

Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”).  The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates.  The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements.  The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Core Bond Fund’s net advisory fee for Class A shares was in the third quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Core Plus Bond Fund’s net advisory fee for Class A shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for Class I shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Floating Rate Income Fund’s net advisory fee for Class A shares was in the fourth quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the fifth quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the fourth and fifth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and second quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Government Bond Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the High Yield Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the

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(Unaudited) (continued)
net advisory fee for Class I shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Income Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee and actual total expenses for Class A, Class I, and Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short Duration Bond Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first quintile of both the Peer Group and Universe.  The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short Duration Core Plus Fund’s net advisory fee for Class A shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively.  The Trustees noted that the net advisory fee for Class R6 shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

414	J.P. Morgan Income Funds	August 31, 2023

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. August 2023.
SAN-INC2-823

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 2, 2023

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 2, 2023